UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: July 31, 2021

Item 1.    Reports to Stockholders

This filing is on behalf of fifty-five of the sixty Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JULY 31, 2021

Dear SunAmerica Series Trust Investor:

We are pleased to present our semiannual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2021. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

The portfolio operating expenses for a fund-of-funds are typically higher than those of a traditional portfolio because you pay the expenses of that portfolio and indirectly pay a proportionate share of the expenses of the underlying portfolios.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE July 31, 2021

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at February 1, 2021 and held until July 31, 2021. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended July 31, 2021” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended July 31, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended July 31, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended July 31, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended July 31, 2021” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2021

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2021	Ending Account Value Using Actual Return at July 31, 2021	Expenses Paid During the Period Ended July 31, 2021*	Beginning Account Value at February 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2021	Expenses Paid During the Period Ended July 31, 2021*	Annualized Expense Ratio*
SA AB Growth
Class 1	$1,000.00	$1,232.36	$3.43	$1,000.00	$1,021.72	$3.11	0.62%
Class 2	$1,000.00	$1,231.55	$4.26	$1,000.00	$1,020.98	$3.86	0.77%
Class 3	$1,000.00	$1,230.80	$4.81	$1,000.00	$1,020.48	$4.36	0.87%
SA Small & Mid Cap Value#
Class 1	$1,000.00	$1,241.27	$5.06	$1,000.00	$1,020.28	$4.56	0.91%
Class 2	$1,000.00	$1,240.11	$5.89	$1,000.00	$1,019.54	$5.31	1.06%
Class 3	$1,000.00	$1,240.00	$6.44	$1,000.00	$1,019.04	$5.81	1.16%
SA BlackRock Muti-Factor 70/30#
Class 1	$1,000.00	$1,113.35	$1.57	$1,000.00	$1,023.31	$1.51	0.30%
Class 3	$1,000.00	$1,112.16	$2.88	$1,000.00	$1,022.07	$2.76	0.55%
SA BlackRock VCP Global Multi Asset#
Class 1	$1,000.00	$1,074.76	$4.73	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,073.94	$6.02	$1,000.00	$1,018.99	$5.86	1.17%
SA Columbia Technology#
Class 1	$1,000.00	$1,198.51	$5.29	$1,000.00	$1,019.98	$4.86	0.97%
Class 2	$1,000.00	$1,198.25	$6.10	$1,000.00	$1,019.24	$5.61	1.12%
Class 3	$1,000.00	$1,197.80	$6.65	$1,000.00	$1,018.74	$6.11	1.22%
SA DFA Ultra Short Bond
Class 1	$1,000.00	$998.09	$2.48	$1,000.00	$1,022.32	$2.51	0.50%
Class 2	$1,000.00	$997.10	$3.22	$1,000.00	$1,021.57	$3.26	0.65%
Class 3	$1,000.00	$997.08	$3.71	$1,000.00	$1,021.08	$3.76	0.75%
SA Emerging Markets Equity Index#
Class 1	$1,000.00	$972.00	$2.88	$1,000.00	$1,021.87	$2.96	0.59%
Class 3	$1,000.00	$970.75	$4.06	$1,000.00	$1,020.68	$4.16	0.83%
SA Federated Hermes Corporate Bond
Class 1	$1,000.00	$1,019.45	$2.70	$1,000.00	$1,022.12	$2.71	0.54%
Class 2	$1,000.00	$1,018.73	$3.45	$1,000.00	$1,021.37	$3.46	0.69%
Class 3	$1,000.00	$1,017.42	$3.95	$1,000.00	$1,020.88	$3.96	0.79%
SA Fidelity Institutional AM® International Growth#
Class 1	$1,000.00	$1,090.08	$4.46	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,089.19	$5.75	$1,000.00	$1,019.29	$5.56	1.11%
SA Fidelity Institutional AM® Real Estate
Class 1	$1,000.00	$1,273.44	$4.62	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$1,272.51	$5.47	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$1,271.72	$6.03	$1,000.00	$1,019.49	$5.36	1.07%
SA Fixed Income Index#
Class 1	$1,000.00	$1,001.77	$1.69	$1,000.00	$1,023.11	$1.71	0.34%
Class 3	$1,000.00	$1,000.00	$2.93	$1,000.00	$1,021.87	$2.96	0.59%
SA Fixed Income Intermediate Index#
Class 1	$1,000.00	$1,000.00	$1.69	$1,000.00	$1,023.11	$1.71	0.34%
Class 3	$1,000.00	$998.14	$2.92	$1,000.00	$1,021.87	$2.96	0.59%
SA Franklin BW U.S. Large Cap Value @#
Class 1	$1,000.00	$1,221.28	$3.86	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$1,219.47	$4.68	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$1,219.51	$5.23	$1,000.00	$1,020.08	$4.76	0.95%
SA Franklin Small Company Value#
Class 1	$1,000.00	$1,169.23	$5.16	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$1,167.56	$6.50	$1,000.00	$1,018.79	$6.06	1.21%
SA Franklin Systematic U.S. Large Cap Value @
Class 1	$1,000.00	$1,176.60	$3.40	$1,000.00	$1,021.67	$3.16	0.63%
Class 2	$1,000.00	$1,175.49	$4.26	$1,000.00	$1,020.88	$3.96	0.79%
Class 3	$1,000.00	$1,175.34	$4.80	$1,000.00	$1,020.38	$4.46	0.89%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2021

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2021	Ending Account Value Using Actual Return at July 31, 2021	Expenses Paid During the Period Ended July 31, 2021*	Beginning Account Value at February 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2021	Expenses Paid During the Period Ended July 31, 2021*	Annualized Expense Ratio*
SA Franklin Tactical Opportunities @#
Class 1	$1,000.00	$1,124.79	$4.27	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,123.18	$5.58	$1,000.00	$1,019.54	$5.31	1.06%
SA Franklin U.S. Equity Smart Beta#
Class 1	$1,000.00	$1,189.03	$3.09	$1,000.00	$1,021.97	$2.86	0.57%
Class 3	$1,000.00	$1,187.72	$4.39	$1,000.00	$1,020.78	$4.06	0.81%
SA Global Index Allocation 60/40#
Class 1	$1,000.00	$1,081.76	$0.93	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,080.18	$2.22	$1,000.00	$1,022.66	$2.16	0.43%
SA Global Index Allocation 75/25#
Class 1	$1,000.00	$1,099.44	$0.94	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,098.47	$2.24	$1,000.00	$1,022.66	$2.16	0.43%
SA Global Index Allocation 90/10#
Class 1	$1,000.00	$1,121.25	$0.74	$1,000.00	$1,024.10	$0.70	0.14%
Class 3	$1,000.00	$1,119.42	$2.05	$1,000.00	$1,022.86	$1.96	0.39%
SA Global Sachs Global Bond
Class 1	$1,000.00	$977.22	$3.48	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$976.15	$4.21	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$975.87	$4.70	$1,000.00	$1,020.03	$4.81	0.96%
SA Global Sachs Multi-Asset Insights#
Class 1	$1,000.00	$1,118.15	$4.25	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,117.50	$5.57	$1,000.00	$1,019.54	$5.31	1.06%
SA Index Allocation 60/40#
Class 1	$1,000.00	$1,099.16	$0.73	$1,000.00	$1,024.10	$0.70	0.14%
Class 3	$1,000.00	$1,097.78	$2.03	$1,000.00	$1,022.86	$1.96	0.39%
SA Index Allocation 80/20
Class 1	$1,000.00	$1,133.10	$0.63	$1,000.00	$1,024.20	$0.60	0.12%
Class 3	$1,000.00	$1,131.33	$1.96	$1,000.00	$1,022.96	$1.86	0.37%
SA Index Allocation 90/10
Class 1	$1,000.00	$1,149.16	$0.59	$1,000.00	$1,024.25	$0.55	0.11%
Class 3	$1,000.00	$1,147.37	$1.92	$1,000.00	$1,023.01	$1.81	0.36%
SA International Index
Class 1	$1,000.00	$1,110.75	$2.46	$1,000.00	$1,022.46	$2.36	0.47%
Class 3	$1,000.00	$1,108.73	$3.76	$1,000.00	$1,021.22	$3.61	0.72%
SA Invesco Growth Opportunities
Class 1	$1,000.00	$1,059.82	$3.93	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,059.38	$4.70	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,058.14	$5.21	$1,000.00	$1,019.74	$5.11	1.02%
SA Invesco Main Street Large Cap#
Class 1	$1,000.00	$1,186.36	$3.90	$1,000.00	$1,021.22	$3.61	0.72%
Class 2	$1,000.00	$1,185.51	$4.71	$1,000.00	$1,020.48	$4.36	0.87%
Class 3	$1,000.00	$1,184.92	$5.25	$1,000.00	$1,019.98	$4.86	0.97%
SA Janus Focused Growth#
Class 1	$1,000.00	$1,217.25	$4.29	$1,000.00	$1,020.93	$3.91	0.78%
Class 2	$1,000.00	$1,216.00	$5.11	$1,000.00	$1,020.18	$4.66	0.93%
Class 3	$1,000.00	$1,215.36	$5.66	$1,000.00	$1,019.69	$5.16	1.03%
SA JPMorgan Diversified Balanced#
Class 1	$1,000.00	$1,085.18	$3.46	$1,000.00	$1,021.47	$3.36	0.67%
Class 2	$1,000.00	$1,084.42	$4.24	$1,000.00	$1,020.73	$4.11	0.82%
Class 3	$1,000.00	$1,083.94	$4.75	$1,000.00	$1,020.23	$4.61	0.92%
SA JPMorgan Emerging Markets#
Class 1	$1,000.00	$1,011.79	$5.49	$1,000.00	$1,019.34	$5.51	1.10%
Class 2	$1,000.00	$1,010.86	$6.23	$1,000.00	$1,018.60	$6.26	1.25%
Class 3	$1,000.00	$1,010.96	$6.73	$1,000.00	$1,018.10	$6.76	1.35%
SA JPMorgan Equity-Income
Class 1	$1,000.00	$1,204.67	$3.12	$1,000.00	$1,021.97	$2.86	0.57%
Class 2	$1,000.00	$1,203.72	$3.93	$1,000.00	$1,021.22	$3.61	0.72%
Class 3	$1,000.00	$1,203.56	$4.48	$1,000.00	$1,020.73	$4.11	0.82%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2021

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2021	Ending Account Value Using Actual Return at July 31, 2021	Expenses Paid During the Period Ended July 31, 2021*	Beginning Account Value at February 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2021	Expenses Paid During the Period Ended July 31, 2021*	Annualized Expense Ratio*
SA JPMorgan Global Equities
Class 1	$1,000.00	$1,179.69	$4.27	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,178.54	$5.08	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,178.46	$5.62	$1,000.00	$1,019.64	$5.21	1.04%
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$1,006.20	$2.64	$1,000.00	$1,022.17	$2.66	0.53%
Class 2	$1,000.00	$1,005.19	$3.38	$1,000.00	$1,021.42	$3.41	0.68%
Class 3	$1,000.00	$1,004.18	$3.88	$1,000.00	$1,020.93	$3.91	0.78%
SA JPMorgan Mid-Cap Growth
Class 1	$1,000.00	$1,098.30	$4.16	$1,000.00	$1,020.83	$4.01	0.80%
Class 2	$1,000.00	$1,097.68	$4.94	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$1,097.06	$5.46	$1,000.00	$1,019.59	$5.26	1.05%
SA Large Cap Growth Index#
Class 1	$1,000.00	$1,190.89	$1.90	$1,000.00	$1,023.06	$1.76	0.35%
Class 3	$1,000.00	$1,189.36	$3.26	$1,000.00	$1,021.82	$3.01	0.60%
SA Large Cap Index#
Class 1	$1,000.00	$1,190.28	$1.41	$1,000.00	$1,023.51	$1.30	0.26%
Class 3	$1,000.00	$1,188.77	$2.77	$1,000.00	$1,022.27	$2.56	0.51%
SA Large Cap Value Index#
Class 1	$1,000.00	$1,187.85	$1.90	$1,000.00	$1,023.06	$1.76	0.35%
Class 3	$1,000.00	$1,186.57	$3.25	$1,000.00	$1,021.82	$3.01	0.60%
SA MFS Blue Chip Growth
Class 1	$1,000.00	$1,197.02	$3.70	$1,000.00	$1,021.42	$3.41	0.68%
Class 2	$1,000.00	$1,196.75	$4.52	$1,000.00	$1,020.68	$4.16	0.83%
Class 3	$1,000.00	$1,195.97	$5.06	$1,000.00	$1,020.18	$4.66	0.93%
SA MFS Massachusetts Investors Trust#
Class 1	$1,000.00	$1,215.47	$3.68	$1,000.00	$1,021.47	$3.36	0.67%
Class 2	$1,000.00	$1,214.40	$4.50	$1,000.00	$1,020.73	$4.11	0.82%
Class 3	$1,000.00	$1,214.26	$5.05	$1,000.00	$1,020.23	$4.61	0.92%
SA MFS Total Return
Class 1	$1,000.00	$1,113.45	$3.67	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$1,112.28	$4.45	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$1,111.78	$4.97	$1,000.00	$1,020.08	$4.76	0.95%
SA Mid Cap Index
Class 1	$1,000.00	$1,159.82	$1.93	$1,000.00	$1,023.01	$1.81	0.36%
Class 3	$1,000.00	$1,158.29	$3.26	$1,000.00	$1,021.77	$3.06	0.61%
SA Morgan Stanley International Equities#
Class 1	$1,000.00	$1,088.45	$4.30	$1,000.00	$1,020.68	$4.16	0.83%
Class 2	$1,000.00	$1,087.93	$5.07	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$1,088.18	$5.59	$1,000.00	$1,019.44	$5.41	1.08%
SA PIMCO RAE International Value#
Class 1	$1,000.00	$1,112.81	$4.35	$1,000.00	$1,020.68	$4.16	0.83%
Class 2	$1,000.00	$1,112.00	$5.13	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$1,110.87	$5.65	$1,000.00	$1,019.44	$5.41	1.08%
SA PIMCO VCP Tactical Balanced
Class 1	$1,000.00	$1,070.11	$4.57	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,068.78	$5.85	$1,000.00	$1,019.14	$5.71	1.14%
SA PineBridge High-Yield Bond
Class 1	$1,000.00	$1,037.77	$3.44	$1,000.00	$1,021.42	$3.41	0.68%
Class 2	$1,000.00	$1,037.77	$4.19	$1,000.00	$1,020.68	$4.16	0.83%
Class 3	$1,000.00	$1,036.23	$4.70	$1,000.00	$1,020.18	$4.66	0.93%
SA Putnam International Growth and Income#
Class 1	$1,000.00	$1,137.31	$5.09	$1,000.00	$1,020.03	$4.81	0.96%
Class 2	$1,000.00	$1,136.50	$5.88	$1,000.00	$1,019.29	$5.56	1.11%
Class 3	$1,000.00	$1,135.91	$6.41	$1,000.00	$1,018.79	$6.06	1.21%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2021

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2021	Ending Account Value Using Actual Return at July 31, 2021	Expenses Paid During the Period Ended July 31, 2021*	Beginning Account Value at February 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2021	Expenses Paid During the Period Ended July 31, 2021*	Annualized Expense Ratio*
SA Schroders VCP Global Allocation#
Class 1	$1,000.00	$1,104.84	$4.70	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,104.13	$6.00	$1,000.00	$1,019.09	$5.76	1.15%
SA Small Cap Index#
Class 1	$1,000.00	$1,074.88	$2.32	$1,000.00	$1,022.56	$2.26	0.45%
Class 3	$1,000.00	$1,073.09	$3.60	$1,000.00	$1,021.32	$3.51	0.70%
SA T. Rowe Price Asset Allocation Growth#
Class 1	$1,000.00	$1,130.01	$4.28	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,128.43	$5.59	$1,000.00	$1,019.54	$5.31	1.06%
SA T. Rowe Price VCP Balanced
Class 1	$1,000.00	$1,095.31	$4.16	$1,000.00	$1,020.83	$4.01	0.80%
Class 3	$1,000.00	$1,093.94	$5.40	$1,000.00	$1,019.64	$5.21	1.04%
SA VCP Dynamic Allocation#
Class 1	$1,000.00	$1,079.83	$1.08	$1,000.00	$1,023.75	$1.05	0.21%
Class 3	$1,000.00	$1,078.43	$2.37	$1,000.00	$1,022.51	$2.31	0.46%
SA VCP Dynamic Strategy#
Class 1	$1,000.00	$1,085.57	$1.14	$1,000.00	$1,023.70	$1.10	0.22%
Class 3	$1,000.00	$1,084.12	$2.43	$1,000.00	$1,022.46	$2.36	0.47%
SA VCP Allocation Index
Class 1	$1,000.00	$1,100.34	$1.25	$1,000.00	$1,023.60	$1.20	0.24%
Class 3	$1,000.00	$1,100.25	$2.55	$1,000.00	$1,022.36	$2.46	0.49%
SA WellsCap Aggressive Growth
Class 1	$1,000.00	$1,037.99	$3.89	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,036.98	$4.65	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,036.58	$5.15	$1,000.00	$1,019.74	$5.11	1.02%

@	See Note 1 in Notes to Financial Statements
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2021” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2021” and the “Annualized Expense Ratio” would have been lower.

7

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Applications Software	9.5%
Web Portals/ISP	8.3
E-Commerce/Products	6.2
Internet Content-Entertainment	5.6
Finance-Credit Card	5.1
Electronic Components-Semiconductors	5.0
Medical Instruments	5.0
Medical-HMO	3.9
Medical-Drugs	3.5
Athletic Footwear	3.4
Retail-Building Products	3.2
Electronic Forms	3.1
Medical-Biomedical/Gene	2.8
Semiconductor Components-Integrated Circuits	2.7
Commercial Services-Finance	2.7
Retail-Discount	2.6
Beverages-Non-alcoholic	2.4
Medical Products	2.3
Entertainment Software	2.0
Computer Data Security	1.6
Semiconductor Equipment	1.5
Distribution/Wholesale	1.4
Coatings/Paint	1.4
Enterprise Software/Service	1.3
Diagnostic Kits	1.2
Networking Products	0.9
Computer Services	0.9
Retail-Restaurants	0.8
Electronic Connectors	0.8
Electronic Security Devices	0.6
Schools	0.6
Electric Products-Misc.	0.5
Machinery-General Industrial	0.5
Retail-Apparel/Shoe	0.5
Industrial Automated/Robotic	0.5
Building & Construction Products-Misc.	0.4
Instruments-Controls	0.4
Wireless Equipment	0.4

95.5%

*	Calculated as a percentage of net assets

8

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.5%
Applications Software — 9.5%
Microsoft Corp.	605,830	$172,607,025
Roper Technologies, Inc.	73,290	36,010,309

		208,617,334

Athletic Footwear — 3.4%
NIKE, Inc., Class B	441,380	73,935,564

Beverages-Non-alcoholic — 2.4%
Monster Beverage Corp.†	550,767	51,948,343

Building & Construction Products-Misc. — 0.4%
Trex Co., Inc.†	94,599	9,185,563

Coatings/Paint — 1.4%
Sherwin-Williams Co.	107,390	31,253,712

Commercial Services-Finance — 2.7%
MarketAxess Holdings, Inc.	10,359	4,922,286
PayPal Holdings, Inc.†	198,190	54,607,291

		59,529,577

Computer Data Security — 1.6%
Fortinet, Inc.†	127,844	34,804,251

Computer Services — 0.9%
EPAM Systems, Inc.†	36,158	20,241,248

Diagnostic Kits — 1.2%
IDEXX Laboratories, Inc.†	37,599	25,512,049

Distribution/Wholesale — 1.4%
Copart, Inc.†	213,607	31,400,229

E-Commerce/Products — 6.2%
Amazon.com, Inc.†	34,840	115,933,236
Etsy, Inc.†	111,536	20,467,971

		136,401,207

Electric Products-Misc. — 0.5%
AMETEK, Inc.	87,250	12,132,112

Electronic Components-Semiconductors — 5.0%
IPG Photonics Corp.†	93,697	20,440,938
NVIDIA Corp.	224,866	43,846,621
Texas Instruments, Inc.	68,440	13,046,033
Xilinx, Inc.	222,899	33,399,186

		110,732,778

Electronic Connectors — 0.8%
Amphenol Corp., Class A	244,216	17,703,218

Electronic Forms — 3.1%
Adobe, Inc.†	110,720	68,826,874

Electronic Security Devices — 0.6%
Allegion PLC	100,572	13,738,135

Enterprise Software/Service — 1.3%
Tyler Technologies, Inc.†	25,672	12,647,054
Veeva Systems, Inc., Class A†	45,293	15,069,434

		27,716,488

Entertainment Software — 2.0%
Electronic Arts, Inc.	167,064	24,050,534
Take-Two Interactive Software, Inc.†	113,151	19,622,646

		43,673,180

Finance-Credit Card — 5.1%
Visa, Inc., Class A	452,400	111,466,836

Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.5%
Cognex Corp.	119,300	$10,785,913

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	5,860	8,635,941

Internet Content-Entertainment — 5.6%
Facebook, Inc., Class A†	343,540	122,403,302

Machinery-General Industrial — 0.5%
IDEX Corp.	52,131	11,817,576

Medical Instruments — 5.0%
Edwards Lifesciences Corp.†	388,290	43,593,318
Intuitive Surgical, Inc.†	66,571	66,002,484

		109,595,802

Medical Products — 2.3%
ABIOMED, Inc.†	28,656	9,374,524
Align Technology, Inc.†	59,433	41,353,481

		50,728,005

Medical-Biomedical/Gene — 2.8%
Illumina, Inc.†	25,980	12,879,585
Vertex Pharmaceuticals, Inc.†	243,643	49,113,556

		61,993,141

Medical-Drugs — 3.5%
Zoetis, Inc.	382,844	77,602,479

Medical-HMO — 3.9%
UnitedHealth Group, Inc.	206,840	85,263,585

Networking Products — 0.9%
Arista Networks, Inc.†	54,051	20,560,460

Retail-Apparel/Shoe — 0.5%
Burlington Stores, Inc.†	32,684	10,942,603

Retail-Building Products — 3.2%
Home Depot, Inc.	212,750	69,822,422

Retail-Discount — 2.6%
Costco Wholesale Corp.	134,542	57,815,388

Retail-Restaurants — 0.8%
Domino’s Pizza, Inc.	35,780	18,802,032

Schools — 0.6%
Chegg, Inc.†	143,193	12,691,196

Semiconductor Components-Integrated Circuits — 2.7%
QUALCOMM, Inc.	400,195	59,949,211

Semiconductor Equipment — 1.5%
ASML Holding NV	43,600	33,429,864

Web Portals/ISP — 8.3%
Alphabet, Inc., Class C†	67,260	181,899,289

Wireless Equipment — 0.4%
Motorola Solutions, Inc.	37,914	8,489,703

TOTAL INVESTMENTS (cost $1,160,782,517)(1)	95.5%	2,102,046,610
Other assets less liabilities	4.5	97,977,493

NET ASSETS	100.0%	$2,200,024,103

†	Non-income producing security
(1)	See Note 3 for cost of investmemt on a tax basis.

9

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,102,046,610	$—	$—	$2,102,046,610

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

10

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	10.7%
Banks-Commercial	10.5
Apparel Manufacturers	4.1
Steel-Producers	3.7
Building-Residential/Commercial	3.4
Human Resources	3.1
Food-Misc./Diversified	2.7
Machinery-Electrical	2.5
Retail-Restaurants	2.0
Insurance-Property/Casualty	1.8
Auto/Truck Parts & Equipment-Original	1.6
Electric-Integrated	1.5
Medical Labs & Testing Services	1.5
Machinery-Construction & Mining	1.5
Banks-Super Regional	1.4
Containers-Paper/Plastic	1.4
Computer Services	1.4
Engineering/R&D Services	1.4
Investment Management/Advisor Services	1.4
Transport-Truck	1.4
Aerospace/Defense	1.4
Rental Auto/Equipment	1.3
Chemicals-Diversified	1.3
Electronic Parts Distribution	1.3
Home Furnishings	1.3
Rubber-Tires	1.2
Insurance-Multi-line	1.2
Building Products-Doors & Windows	1.1
Gas-Distribution	1.1
Insurance-Reinsurance	1.1
Machinery-General Industrial	1.0
Metal Processors & Fabrication	1.0
Protection/Safety	1.0
Retail-Misc./Diversified	1.0
Casino Services	1.0
Oil Companies-Exploration & Production	1.0
Wire & Cable Products	1.0
Computers-Other	1.0
Insurance-Life/Health	1.0
Recreational Vehicles	0.9
Oil Refining & Marketing	0.9
Airlines	0.9
Finance-Investment Banker/Broker	0.9
Retail-Home Furnishings	0.9
E-Marketing/Info	0.9
Semiconductor Equipment	0.9
Rubber/Plastic Products	0.8
Transport-Equipment & Leasing	0.8
Electronic Components-Semiconductors	0.8
Footwear & Related Apparel	0.8
Finance-Consumer Loans	0.8
Chemicals-Specialty	0.8
Semiconductor Components-Integrated Circuits	0.7
Retail-Apparel/Shoe	0.7
Oil-Field Services	0.7
Miscellaneous Manufacturing	0.7
Data Processing/Management	0.7
Computers-Integrated Systems	0.7
Publishing-Books	0.6
Hotels/Motels	0.6
Savings & Loans/Thrifts	0.6

Oil Field Machinery & Equipment	0.6%

98.0%

*	Calculated as a percentage of net assets

11

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.0%
Aerospace/Defense — 1.4%
Spirit AeroSystems Holdings, Inc., Class A	194,700	$8,412,987

Airlines — 0.9%
SkyWest, Inc.†	136,742	5,536,684

Apparel Manufacturers — 4.1%
Carter’s, Inc.	58,400	5,708,016
Kontoor Brands, Inc.	102,270	5,663,712
Ralph Lauren Corp.	66,540	7,553,621
Tapestry, Inc.†	151,860	6,423,678

		25,349,027

Auto/Truck Parts & Equipment-Original — 1.6%
Dana, Inc.	170,871	4,128,243
Lear Corp.	31,425	5,498,747

		9,626,990

Banks-Commercial — 10.5%
BankUnited, Inc.	171,946	6,805,623
First Citizens BancShares, Inc., Class A	12,117	9,482,643
First Hawaiian, Inc.	222,720	6,131,481
Synovus Financial Corp.	200,391	8,195,992
Texas Capital Bancshares, Inc.†	125,656	7,913,815
Umpqua Holdings Corp.	271,754	5,127,998
Webster Financial Corp.	143,193	6,887,583
Wintrust Financial Corp.	105,500	7,532,700
Zions Bancorp NA	119,366	6,224,937

		64,302,772

Banks-Super Regional — 1.4%
Comerica, Inc.	129,300	8,877,738

Building Products-Doors & Windows — 1.1%
Masonite International Corp.†	61,388	6,946,666

Building-Residential/Commercial — 3.4%
KB Home	156,870	6,657,563
PulteGroup, Inc.	187,550	10,290,869
Taylor Morrison Home Corp.†	156,271	4,191,188

		21,139,620

Casino Services — 1.0%
Scientific Games Corp.†	99,600	6,146,316

Chemicals-Diversified — 1.3%
Innospec, Inc.	40,900	3,617,605
Orion Engineered Carbons SA†	242,775	4,389,372

		8,006,977

Chemicals-Specialty — 0.8%
GCP Applied Technologies, Inc.†	200,743	4,667,275

Computer Services — 1.4%
Amdocs, Ltd.	56,538	4,359,645
Genpact, Ltd.	88,826	4,424,423

		8,784,068

Computers-Integrated Systems — 0.7%
NCR Corp.†	91,413	4,058,737

Computers-Other — 1.0%
Lumentum Holdings, Inc.†	70,310	5,905,337

Containers-Paper/Plastic — 1.4%
Sealed Air Corp.	154,987	8,795,512

Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.7%
CommVault Systems, Inc.†	56,829	$4,295,704

E-Marketing/Info — 0.9%
Criteo SA ADR†	136,959	5,312,640

Electric-Integrated — 1.5%
IDACORP, Inc.	89,929	9,483,013

Electronic Components-Semiconductors — 0.8%
ON Semiconductor Corp.†	124,810	4,875,079

Electronic Parts Distribution — 1.3%
Avnet, Inc.	192,450	7,952,034

Engineering/R&D Services — 1.4%
AECOM†	138,560	8,723,738

Finance-Consumer Loans — 0.8%
OneMain Holdings, Inc.	76,847	4,687,667

Finance-Investment Banker/Broker — 0.9%
Moelis & Co., Class A	91,523	5,422,738

Food-Misc./Diversified — 2.7%
Hain Celestial Group, Inc.†	214,699	8,568,637
Nomad Foods, Ltd.†	312,278	8,156,701

		16,725,338

Footwear & Related Apparel — 0.8%
Steven Madden, Ltd.	108,810	4,769,142

Gas-Distribution — 1.1%
Southwest Gas Holdings, Inc.	93,490	6,537,756

Home Furnishings — 1.3%
Herman Miller, Inc.	179,440	7,742,836

Hotels/Motels — 0.6%
Hilton Grand Vacations, Inc.†	89,070	3,622,477

Human Resources — 3.1%
Korn Ferry	118,570	8,150,502
Robert Half International, Inc.	109,529	10,756,843

		18,907,345

Insurance-Life/Health — 1.0%
Voya Financial, Inc.	90,514	5,829,102

Insurance-Multi-line — 1.2%
American Financial Group, Inc.	58,318	7,376,644

Insurance-Property/Casualty — 1.8%
Hanover Insurance Group, Inc.	48,300	6,563,970
Selective Insurance Group, Inc.	54,860	4,462,861

		11,026,831

Insurance-Reinsurance — 1.1%
Everest Re Group, Ltd.	25,803	6,523,772

Investment Management/Advisor Services — 1.4%
Stifel Financial Corp.	130,278	8,668,698

Machinery-Construction & Mining — 1.5%
Oshkosh Corp.	75,810	9,063,085

Machinery-Electrical — 2.5%
Regal Beloit Corp.	67,874	9,993,089
Vertiv Holdings Co.	200,080	5,610,243

		15,603,332

Machinery-General Industrial — 1.0%
Crane Co.	65,828	6,400,456

12

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Instruments — 0.0%
Integra LifeSciences Holdings Corp.†	3,797	$274,865

Medical Labs & Testing Services — 1.5%
MEDNAX, Inc.†	321,120	9,351,014

Metal Processors & Fabrication — 1.0%
Timken Co.	79,140	6,291,630

Miscellaneous Manufacturing — 0.7%
Hillenbrand, Inc.	96,512	4,371,994

Oil Companies-Exploration & Production — 1.0%
Cimarex Energy Co.	94,167	6,139,688

Oil Field Machinery & Equipment — 0.6%
Dril-Quip, Inc.†	119,278	3,408,965

Oil Refining & Marketing — 0.9%
HollyFrontier Corp.	191,554	5,631,688

Oil-Field Services — 0.7%
MRC Global, Inc.†	480,293	4,404,287

Protection/Safety — 1.0%
ADT, Inc.	596,330	6,255,502

Publishing-Books — 0.6%
Houghton Mifflin Harcourt Co.†	350,951	3,972,765

Real Estate Investment Trusts — 10.7%
American Campus Communities, Inc.	111,930	5,631,198
Broadstone Net Lease, Inc.	118,993	3,096,198
Camden Property Trust	62,849	9,389,012
Cousins Properties, Inc.	149,760	5,948,467
CubeSmart	174,348	8,658,122
MGM Growth Properties LLC, Class A	208,558	7,883,492
Physicians Realty Trust	484,340	9,178,243
RLJ Lodging Trust	417,410	5,989,834
STAG Industrial, Inc.	250,570	10,353,552

		66,128,118

Recreational Vehicles — 0.9%
Brunswick Corp.	54,129	5,651,068

Rental Auto/Equipment — 1.3%
Herc Holdings, Inc.†	65,430	8,115,937

Retail-Apparel/Shoe — 0.7%
Foot Locker, Inc.	78,052	4,453,647

Security Description	Shares	Value (Note 2)
Retail-Home Furnishings — 0.9%
Williams-Sonoma, Inc.	35,340	$5,361,078

Retail-Misc./Diversified — 1.0%
Sally Beauty Holdings, Inc.†	328,300	6,211,436

Retail-Restaurants — 2.0%
Dine Brands Global, Inc.†	67,747	5,248,360
Papa John’s International, Inc.	62,017	7,077,380

		12,325,740

Rubber-Tires — 1.2%
Goodyear Tire & Rubber Co.†	481,620	7,566,250

Rubber/Plastic Products — 0.8%
Trinseo SA	93,910	5,104,948

Savings & Loans/Thrifts — 0.6%
Sterling Bancorp	166,285	3,610,047

Semiconductor Components-Integrated Circuits — 0.7%
MaxLinear, Inc.†	93,042	4,487,416

Semiconductor Equipment — 0.9%
Kulicke & Soffa Industries, Inc.	96,590	5,250,632

Steel-Producers — 3.7%
Carpenter Technology Corp.	194,200	7,408,730
Commercial Metals Co.	206,120	6,760,736
Reliance Steel & Aluminum Co.	56,300	8,847,545

		23,017,011

Transport-Equipment & Leasing — 0.8%
GATX Corp.	54,400	5,018,400

Transport-Truck — 1.4%
Knight-Swift Transportation Holdings, Inc.	174,266	8,659,278

Wire & Cable Products — 1.0%
Belden, Inc.	124,886	6,119,414

TOTAL INVESTMENTS (cost $459,682,892)(1)	98.0%	603,288,951
Other assets less liabilities	2.0	12,243,509

NET ASSETS	100.0%	$615,532,460

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$603,288,951	$—	$—	$603,288,951

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

13

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	98.7%
Registered Investment Companies	1.6

100.3%

*	Calculated as a percentage of net assets

14

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 98.7%
iShares MSCI EAFE Min Vol Factor ETF	8,015	$619,479
iShares MSCI EAFE Small-Cap ETF	30,729	2,318,196
iShares MSCI International Momentum Factor ETF	106,114	4,153,302
iShares MSCI International Quality Factor ETF	104,877	4,130,056
iShares MSCI International Size Factor ETF	1,204	38,127
iShares MSCI International Value Factor ETF	22,724	583,552
iShares MSCI USA Min Vol Factor ETF	16,700	1,272,874
iShares MSCI USA Momentum Factor ETF	49,250	8,620,228
iShares MSCI USA Quality Factor ETF	63,077	8,664,257
iShares MSCI USA Size Factor ETF	37,006	4,849,636
iShares MSCI USA Value Factor ETF	12,407	1,294,422
iShares U.S. Fixed Income Balanced Risk Factor ETF	155,282	15,747,179

Total Long-Term Investment Securities (cost $50,141,084)		52,291,308

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(1) (cost $817,892)	817,892	$817,892

TOTAL INVESTMENTS (cost $50,958,976)(2)	100.3%	53,109,200
Liabilities in excess of other assets	(0.3)	(140,426)

NET ASSETS	100.0%	$52,968,774

(1)	The rate shown is the 7-day yield as of July 31, 2021.
(2)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$52,291,308	$—	$—	$52,291,308
Short-Term Investments	817,892	—	—	817,892

Total Investments at Value	$53,109,200	$—	$—	$53,109,200

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

15

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	45.0%
U.S. Government Treasuries	4.9
Medical-Drugs	2.3
Computers	1.9
Applications Software	1.9
Web Portals/ISP	1.4
Banks-Commercial	1.4
Oil Companies-Integrated	1.2
Electronic Components-Semiconductors	1.1
Auto-Cars/Light Trucks	1.1
E-Commerce/Products	1.0
Insurance-Property/Casualty	1.0
Apparel Manufacturers	1.0
Enterprise Software/Service	0.9
Diversified Banking Institutions	0.8
Electric-Integrated	0.8
Medical Products	0.8
Registered Investment Companies	0.8
Cosmetics & Toiletries	0.8
Insurance-Multi-line	0.8
Internet Content-Entertainment	0.8
Real Estate Investment Trusts	0.7
Industrial Automated/Robotic	0.7
Medical-HMO	0.7
Finance-Credit Card	0.7
Tobacco	0.7
Insurance-Life/Health	0.6
Telephone-Integrated	0.6
Transport-Services	0.6
Commercial Services-Finance	0.6
Machinery-General Industrial	0.6
Diversified Manufacturing Operations	0.6
Data Processing/Management	0.6
Pharmacy Services	0.6
Chemicals-Diversified	0.6
Building & Construction Products-Misc.	0.6
Human Resources	0.6
E-Commerce/Services	0.5
Retail-Apparel/Shoe	0.4
Medical-Biomedical/Gene	0.4
Options Purchased	0.4
Electronic Measurement Instruments	0.4
Retail-Jewelry	0.4
Retail-Discount	0.4
Retail-Auto Parts	0.4
Semiconductor Equipment	0.4
Aerospace/Defense	0.4
Retail-Building Products	0.4
Computer Services	0.3
Chemicals-Specialty	0.3
Food-Retail	0.3
Computer Data Security	0.3
Semiconductor Components-Integrated Circuits	0.3
Textile-Apparel	0.3
Beverages-Wine/Spirits	0.3
Internet Application Software	0.3
Rubber-Tires	0.3
Transport-Marine	0.3
Finance-Other Services	0.2
Airlines	0.2
Food-Misc./Diversified	0.2

Commercial Services	0.2%
Real Estate Management/Services	0.2
Auto/Truck Parts & Equipment-Original	0.2
Electronic Components-Misc.	0.2
Retail-Major Department Stores	0.2
Retail-Restaurants	0.2
Real Estate Operations & Development	0.2
Machinery-Farming	0.2
Athletic Footwear	0.2
Diversified Minerals	0.2
Electronic Security Devices	0.2
Electronic Forms	0.2
Cable/Satellite TV	0.2
Electric Products-Misc.	0.2
Diagnostic Equipment	0.2
Instruments-Controls	0.2
Non-Hazardous Waste Disposal	0.1
Computer Aided Design	0.1
Investment Management/Advisor Services	0.1
Power Converter/Supply Equipment	0.1
Distribution/Wholesale	0.1
Medical Instruments	0.1
Diagnostic Kits	0.1
Networking Products	0.1
Transport-Rail	0.1
Coatings/Paint	0.1
Pipelines	0.1
Insurance-Reinsurance	0.1
Electric-Generation	0.1
Multimedia	0.1
Lighting Products & Systems	0.1
Medical-Generic Drugs	0.1
Banks-Super Regional	0.1
Building Products-Air & Heating	0.1
Gas-Distribution	0.1
Casino Services	0.1
Machine Tools & Related Products	0.1
Electric-Distribution	0.1
Entertainment Software	0.1
Food-Catering	0.1
Transport-Truck	0.1
Brewery	0.1
Auto-Heavy Duty Trucks	0.1
Toys	0.1
Machinery-Electrical	0.1
Cellular Telecom	0.1
Home Furnishings	0.1
Retail-Consumer Electronics	0.1
Metal Processors & Fabrication	0.1
Savings & Loans/Thrifts	0.1
Funeral Services & Related Items	0.1
Telecommunication Equipment	0.1
Footwear & Related Apparel	0.1
Filtration/Separation Products	0.1
Building Products-Wood	0.1

97.0%

16

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Country Allocation*

United States	76.5%
Japan	4.2
United Kingdom	2.7
Germany	2.3
France	2.1
Switzerland	1.6
Australia	1.1
Hong Kong	0.9
Netherlands	0.9
Sweden	0.9
Denmark	0.7
Ireland	0.6
Israel	0.6
Finland	0.6
Jersey	0.2
Norway	0.2
Canada	0.2
Singapore	0.2
Bermuda	0.1
Italy	0.1
Spain	0.1
Cayman Islands	0.1
Belgium	0.1

97.0%

*	Calculated as a percentage of net assets

17

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 45.9%
Australia — 1.1%
Adbri, Ltd.	10,558	$27,531
Afterpay, Ltd.†	181	12,939
AGL Energy, Ltd.	6,959	36,828
APA Group	820	5,734
Aristocrat Leisure, Ltd.	20,864	640,097
ASX, Ltd.	3,829	216,630
Aurizon Holdings, Ltd.	20,108	57,129
Australia & New Zealand Banking Group, Ltd.	4,118	83,866
Bendigo & Adelaide Bank, Ltd.	34,571	263,030
BHP Group, Ltd.	38,419	1,505,606
BlueScope Steel, Ltd.	2,000	35,952
Brambles, Ltd.	28,373	242,430
Challenger, Ltd.	4,069	16,992
Charter Hall Group	1,118	13,395
Cochlear, Ltd.	49	8,840
Commonwealth Bank of Australia	18,452	1,349,839
Computershare, Ltd.	4,942	56,760
CSL, Ltd.	5,462	1,159,526
Dexus†	918	6,925
Goodman Group	66,191	1,101,733
GPT Group	2	7
Harvey Norman Holdings, Ltd.	6,340	26,457
IDP Education, Ltd.	892	18,529
Insurance Australia Group, Ltd.	2,707	9,665
JB Hi-Fi, Ltd.	581	20,521
Macquarie Group, Ltd.	569	65,658
Magellan Financial Group, Ltd.	1,480	53,260
Medibank Private, Ltd.	155,067	377,229
National Australia Bank, Ltd.	4,920	93,684
Perpetual, Ltd.	649	17,937
QBE Insurance Group, Ltd.	1,486	11,944
Ramsay Health Care, Ltd.	1,416	66,668
REA Group, Ltd.	7,436	885,134
Rio Tinto, Ltd.	84	8,267
Santos, Ltd.	2,832	13,332
Scentre Group	96,712	185,370
SEEK, Ltd.	8,563	184,212
Sonic Healthcare, Ltd.	323	9,506
South32, Ltd.	96,561	211,425
Stockland	67,122	217,257
Suncorp Group, Ltd.	2,035	17,259
Transurban Group	705	7,418
Wesfarmers, Ltd.	225	10,110
Westpac Banking Corp.	28,876	517,553
WiseTech Global, Ltd.	472	10,703
Woodside Petroleum, Ltd.	1,434	23,080

		9,903,967

Austria — 0.0%
ANDRITZ AG	3,786	208,705
BAWAG Group AG*	242	13,764
Erste Group Bank AG	521	20,202
OMV AG	337	18,186
Raiffeisen Bank International AG	3,832	90,458
Verbund AG	196	18,053
voestalpine AG	546	24,076
Wienerberger AG	287	11,729

		405,173

Belgium — 0.1%
Ageas SA/NV	255	13,456
Anheuser-Busch InBev SA NV	4,168	262,665

Security Description	Shares	Value (Note 2)
Belgium (continued)
Groupe Bruxelles Lambert SA	425	$49,444
KBC Group NV	347	27,879
Sofina SA	56	26,248
Solvay SA	190	25,348
UCB SA	47	5,084
Umicore SA	369	22,915

		433,039

Bermuda — 0.1%
Arch Capital Group, Ltd.†	509	19,851
Athene Holding, Ltd., Class A†	313	20,226
Essent Group, Ltd.	10,213	461,321
Everest Re Group, Ltd.	181	45,762
Hongkong Land Holdings, Ltd.	11,200	50,849
IHS Markit, Ltd.	1,369	159,954
Invesco, Ltd.	10,331	251,870
Jardine Matheson Holdings, Ltd.	500	29,711
Kerry Properties, Ltd.	8,500	25,051
Norwegian Cruise Line Holdings, Ltd.†	521	12,520
NWS Holdings, Ltd.	13,608	13,713
RenaissanceRe Holdings, Ltd.	75	11,452
VTech Holdings, Ltd.	2,200	21,897

		1,124,177

Canada — 0.2%
Canada Goose Holdings, Inc.†	28,885	1,225,590
Waste Connections, Inc.	1,849	234,250

		1,459,840

Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	900	11,611
CK Asset Holdings, Ltd.	32,500	221,614
CK Hutchison Holdings, Ltd.	5,500	40,223
ESR Cayman, Ltd.†*	19,000	66,820
Futu Holdings, Ltd. ADR†	50	5,123
Herbalife Nutrition, Ltd.†	1,950	99,333
Sea, Ltd. ADR†	27	7,456
Wharf Real Estate Investment Co., Ltd.	25,000	141,258

		593,438

Denmark — 0.7%
Ambu A/S, Class B	230	8,509
AP Moller - Maersk A/S, Series A	197	526,550
AP Moller - Maersk A/S, Series B	538	1,493,233
Carlsberg A/S, Class B	277	51,262
Chr. Hansen Holding A/S	146	13,131
Coloplast A/S, Class B	3,170	579,623
Danske Bank A/S	1,125	19,693
Demant A/S†	569	34,780
DSV PANALPINA A/S	1,546	376,600
FLSmidth & Co. A/S	3	111
Genmab A/S†	338	152,466
GN Store Nord A/S	1,075	94,219
Novo Nordisk A/S, Class B	29,246	2,709,000
Novozymes A/S, Class B	1,138	89,451
Orsted A/S*	248	36,884
Pandora A/S	70	9,075
ROCKWOOL International A/S, Class B	13	6,906
SimCorp A/S	129	17,931
Tryg A/S	1,176	29,078
Vestas Wind Systems A/S	1,950	71,901

		6,320,403

18

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finland — 0.6%
Elisa Oyj	101	$6,492
Fortum Oyj	1,654	45,656
Kone Oyj, Class B	18,119	1,500,444
Neste Oyj	838	51,562
Nokia Oyj†	2,474	15,170
Nordea Bank Abp	255,577	2,990,583
Orion Oyj, Class B	232	9,877
Sampo Oyj, Class A	2,965	142,971
Stora Enso Oyj, Class R	2,069	40,925
UPM-Kymmene Oyj	2,227	91,058
Wartsila Oyj Abp	683	10,292

		4,905,030

France — 2.1%
Air Liquide SA	870	151,239
Amundi SA*	4,997	462,108
Atos SE	953	45,601
AXA SA	43,082	1,115,155
BNP Paribas SA	11,015	670,138
Bollore SA	2,878	16,082
Capgemini SE	489	105,789
Carrefour SA	1	19
Cie de Saint-Gobain	816	58,376
Cie Generale des Etablissements Michelin SCA	127	20,739
Covivio	76	7,142
Credit Agricole SA	2,053	28,556
Dassault Systemes SE	6,690	369,088
Edenred	413	23,991
Electricite de France SA	820	9,926
Engie SA	57,436	766,459
EssilorLuxottica SA	343	64,743
Faurecia SE	678	30,295
Gecina SA	68	10,795
Hermes International	1,454	2,224,886
Imerys SA	233	10,787
JCDecaux SA†	1,445	39,417
Kering SA	1,804	1,619,825
Klepierre SA	333	8,074
L’Oreal SA	7,553	3,459,770
La Francaise des Jeux SAEM*	151	8,081
Legrand SA	6,984	786,823
LVMH Moet Hennessy Louis Vuitton SE	3,043	2,435,187
Orange SA	1,444	16,091
Pernod Ricard SA	2,634	581,355
Publicis Groupe SA	293	18,492
Rexel SA	20,454	431,275
Rubis SCA	3,882	155,705
Safran SA	372	48,731
Sanofi	1,301	134,066
Schneider Electric SE	7,209	1,207,969
SCOR SE	151	4,224
Societe Generale SA	1,112	32,578
Sodexo SA†	1,388	118,298
SPIE SA	3	71
Suez SA	322	7,517
Teleperformance	306	129,122
TotalEnergies SE	3,584	156,282
Ubisoft Entertainment SA†	139	8,831
Valeo SA	16,122	466,054
Veolia Environnement SA	652	21,422

Security Description	Shares	Value (Note 2)
France (continued)
Vinci SA	355	$37,535
Vivendi SE	1,462	49,384
Wendel SE	180	25,299
Worldline SA†*	922	86,282

		18,285,674

Germany — 2.3%
adidas AG	2,415	877,291
Allianz SE	13,226	3,293,851
BASF SE	1,808	142,064
Bayer AG	1,620	96,617
Bayerische Motoren Werke AG	10,023	997,065
Bayerische Motoren Werke AG (Preference Shares)	370	31,785
Beiersdorf AG	9,415	1,118,754
Brenntag SE	123	12,284
Carl Zeiss Meditec AG	244	54,349
Commerzbank AG†	366	2,363
Continental AG†	292	39,686
Covestro AG*	668	42,985
Daimler AG	24,492	2,187,964
Delivery Hero SE†*	341	51,066
Deutsche Bank AG†	2,444	30,893
Deutsche Boerse AG	353	58,952
Deutsche Pfandbriefbank AG*	6	66
Deutsche Post AG	29,893	2,024,486
Deutsche Telekom AG	3,944	81,943
Deutsche Wohnen SE	552	34,478
DWS Group GmbH & Co. KGaA*	455	21,484
E.ON SE	3,985	49,025
Evonik Industries AG	13,201	458,797
Fielmann AG	670	50,308
Fresenius Medical Care AG & Co. KGaA	521	41,133
Fresenius SE & Co. KGaA	1,002	52,707
Fuchs Petrolub SE (Preference Shares)	918	45,782
GEA Group AG	48	2,129
Hannover Rueck SE	1,091	183,629
HeidelbergCement AG	380	33,719
HelloFresh SE†	8,500	797,226
Infineon Technologies AG	1,369	52,199
Jenoptik AG	2	69
LEG Immobilien SE	141	22,310
Merck KGaA	265	54,293
MTU Aero Engines AG	90	22,533
Muenchener Rueckversicherungs-Gesellschaft AG	788	213,107
Puma SE	155	19,034
Rational AG	16	17,397
Rheinmetall AG	3,405	326,887
RWE AG	700	24,926
SAP SE	1,650	236,653
Sartorius AG (Preference Shares)	861	520,811
Schaeffler AG (Preference Shares)	9,298	81,006
Scout24 AG*	147	12,591
Siemens AG	18,967	2,961,281
Siemens Energy AG†	725	19,736
Siemens Healthineers AG*	976	64,488
TeamViewer AG†*	179	6,026
Volkswagen AG	96	31,929
Volkswagen AG (Preference Shares)	2,362	576,385
Vonovia SE	937	62,468
Zalando SE†*	16,378	1,821,786

		20,062,796

19

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong — 0.9%
AIA Group, Ltd.	241,019	$2,891,111
BOC Hong Kong Holdings, Ltd.	409,000	1,315,676
Cathay Pacific Airways, Ltd.†	13,000	10,434
CLP Holdings, Ltd.	5,500	56,746
Hang Lung Properties, Ltd.	3,000	7,763
Hang Seng Bank, Ltd.	29,000	555,626
Henderson Land Development Co., Ltd.	45,000	201,361
Hong Kong & China Gas Co., Ltd.	20,107	32,772
Hong Kong Exchanges & Clearing, Ltd.	1,504	96,098
Hysan Development Co., Ltd.	5,000	19,695
Link REIT	93,600	895,553
MTR Corp., Ltd.	91,500	542,452
New World Development Co., Ltd.	4,000	18,991
Power Assets Holdings, Ltd.	2,500	16,160
Sino Land Co., Ltd.	6,000	9,191
Sun Hung Kai Properties, Ltd.	35,000	501,592
Swire Pacific, Ltd., Class A	19,819	123,229
Swire Properties, Ltd.	74,200	211,164
Techtronic Industries Co., Ltd.	22,500	402,680

		7,908,294

Ireland — 0.6%
Accenture PLC, Class A	6,504	2,066,191
AIB Group PLC†	17,301	42,339
Allegion PLC	4,688	640,381
Aon PLC, Class A	671	174,480
CRH PLC	2,559	127,533
Eaton Corp. PLC	232	36,668
Flutter Entertainment PLC†	1,745	297,486
James Hardie Industries PLC CDI	10,555	355,724
Johnson Controls International PLC	1,117	79,776
Kerry Group PLC, Class A (ISE)	1,237	183,402
Kingspan Group PLC	3,493	379,844
Linde PLC	857	263,433
Medtronic PLC	4,088	536,795
Perrigo Co. PLC	148	7,108
Smurfit Kappa Group PLC	349	19,686
Trane Technologies PLC	450	91,625
Willis Towers Watson PLC	1,093	225,245

		5,527,716

Israel — 0.6%
Bank Hapoalim BM†	111,021	883,375
Bank Leumi Le-Israel BM†	8,398	64,213
Check Point Software Technologies, Ltd.†	20,625	2,621,438
Israel Discount Bank, Ltd., Class A†	57,424	269,492
Mizrahi Tefahot Bank, Ltd.†	2,008	60,882
NICE, Ltd.†	1,278	356,239
Teva Pharmaceutical Industries, Ltd.†	8,689	84,459
Teva Pharmaceutical Industries, Ltd. ADR†	69,754	673,126

		5,013,224

Italy — 0.1%
Amplifon SpA	797	39,427
Assicurazioni Generali SpA	16,860	336,856
Atlantia SpA†	377	6,850
Banca Mediolanum SpA	4,268	42,064
Enel SpA	11,792	108,885
Eni SpA	3,463	40,905
FinecoBank Banca Fineco SpA†	796	14,254
Intesa Sanpaolo SpA	26,669	73,649

Security Description	Shares	Value (Note 2)
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA†	915	$10,714
Pirelli & C SpA*	7,792	47,171
Poste Italiane SpA*	1,230	16,305
Prysmian SpA	548	19,662
Snam SpA	3,308	20,037
Terna Rete Elettrica Nazionale SpA	2,556	20,322
UniCredit SpA	2,680	32,053

		829,154

Japan — 4.2%
ABC-Mart, Inc.	100	5,537
Aisin Corp.	5,600	226,538
Alps Alpine Co., Ltd.	29,900	310,563
Amada Co., Ltd.	30,600	316,245
ANA Holdings, Inc.†	500	11,750
Asahi Kasei Corp.	51,700	563,727
Astellas Pharma, Inc.	17,500	278,731
Bandai Namco Holdings, Inc.	200	12,943
Benesse Holdings, Inc.	1,900	43,727
Bridgestone Corp.	34,600	1,522,883
Brother Industries, Ltd.	900	18,294
Calbee, Inc.	4,100	94,287
Canon, Inc.	5,100	117,125
Central Japan Railway Co.	100	14,608
Chubu Electric Power Co., Inc.	900	10,853
Chugai Pharmaceutical Co., Ltd.	835	30,874
CyberAgent, Inc.	400	7,201
Dai Nippon Printing Co., Ltd.	4,000	94,195
Dai-ichi Life Holdings, Inc.	1,900	35,105
Daifuku Co., Ltd.	2,600	233,001
Daiichi Sankyo Co., Ltd.	2,100	41,584
Daikin Industries, Ltd.	2,200	457,323
Daito Trust Construction Co., Ltd.	100	11,773
Daiwa House Industry Co., Ltd.	1,100	33,750
Daiwa House REIT Investment Corp.	5	14,876
Daiwa Securities Group, Inc.	3,200	16,789
Denso Corp.	3,300	226,592
Disco Corp.	1,200	343,416
Eisai Co., Ltd.	292	23,968
ENEOS Holdings, Inc.	5,200	21,684
Ezaki Glico Co., Ltd.	300	11,249
FANUC Corp.	5,600	1,254,187
Fast Retailing Co., Ltd.	1,300	882,016
Fuji Media Holdings, Inc.	800	8,692
FUJIFILM Holdings Corp.	300	21,545
Fujitsu, Ltd.	92	15,628
GLP J-REIT	7	12,538
Gunma Bank, Ltd.	3,000	9,609
Hamamatsu Photonics KK	1,500	83,478
Harmonic Drive Systems, Inc.	300	16,699
Hitachi Metals, Ltd.†	300	5,856
Hitachi, Ltd.	1,000	57,431
Honda Motor Co., Ltd.	13,735	439,373
Hoshizaki Corp.	100	8,402
Hoya Corp.	600	84,715
Hulic Co., Ltd.	900	10,260
Idemitsu Kosan Co., Ltd.	300	7,053
Inpex Corp.	1,800	12,691
Isuzu Motors, Ltd.	7,400	98,532
Itochu Techno-Solutions Corp.	100	3,072
Japan Airlines Co., Ltd.†	400	8,374
Japan Exchange Group, Inc.	1,000	22,756

20

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Japan Metropolitan Fund Investment Corp.	10	$10,466
Japan Post Bank Co., Ltd.	2,200	18,740
Japan Post Holdings Co., Ltd.	41,200	350,103
Japan Post Insurance Co., Ltd.	800	14,215
Japan Real Estate Investment Corp.	3	18,830
Japan Tobacco, Inc.	39,500	772,456
JTEKT Corp.	1,100	10,436
Kandenko Co., Ltd.	1,100	9,270
Kansai Electric Power Co., Inc.	200	1,892
Kao Corp.	15,700	943,904
KDDI Corp.	36,316	1,108,296
Keyence Corp.	6,400	3,563,675
Kirin Holdings Co., Ltd.	11,400	208,619
Koito Manufacturing Co., Ltd.	1,400	85,635
Komatsu, Ltd.	4,000	104,290
Konica Minolta, Inc.	4,800	24,643
Kubota Corp.	5,600	117,022
Kyocera Corp.	900	55,627
Kyowa Kirin Co., Ltd.	200	6,501
Lasertec Corp.†	200	37,631
Lawson, Inc.	3,500	175,740
Lintec Corp.	700	15,338
M3, Inc.	700	45,854
Makita Corp.	1,900	98,588
Marubeni Corp.	10,200	87,393
Mazda Motor Corp.†	900	8,868
McDonald’s Holdings Co. Japan, Ltd.	200	9,016
Mitsubishi Chemical Holdings Corp.	15,600	131,021
Mitsubishi Corp.	2,500	70,484
Mitsubishi Electric Corp.	1,000	13,537
Mitsubishi Estate Co., Ltd.	3,200	50,212
Mitsubishi Heavy Industries, Ltd.	500	14,521
Mitsubishi Materials Corp.	13,300	277,416
Mitsubishi UFJ Financial Group, Inc.	21,500	113,913
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,400	56,760
Mitsui & Co., Ltd.	2,500	57,695
Mitsui Fudosan Co., Ltd.	1,800	42,148
Mitsui Mining & Smelting Co., Ltd.	400	11,408
Mizuho Financial Group, Inc.	4,870	69,532
MS&AD Insurance Group Holdings, Inc.	1,600	49,462
Murata Manufacturing Co., Ltd.	1,100	91,214
NEC Corp.	200	10,169
Nexon Co., Ltd.	400	8,328
NGK Insulators, Ltd.	2,300	36,760
NGK Spark Plug Co., Ltd.	8,100	119,313
Nidec Corp.	9,300	1,044,964
Nifco, Inc.	400	13,284
Nihon M&A Center, Inc.	400	11,144
Nikon Corp.	21,000	195,566
Nintendo Co., Ltd.	781	402,399
Nippon Building Fund, Inc.	3	19,386
Nippon Paint Holdings Co., Ltd.	3,700	47,293
Nippon Prologis REIT, Inc.	4	13,345
Nippon Sanso Holdings Corp.	700	15,501
Nippon Shokubai Co., Ltd.	200	9,620
Nippon Telegraph & Telephone Corp.	43,500	1,114,522
Nippon Television Holdings, Inc.	900	10,028
Nissan Motor Co., Ltd.†	4,800	27,785
Nisshin Seifun Group, Inc.	3,600	58,143

Security Description	Shares	Value (Note 2)
Japan (continued)
Nitori Holdings Co., Ltd.	100	$19,022
Nitto Denko Corp.	3,786	281,667
Nomura Holdings, Inc.	6,000	29,986
Nomura Real Estate Holdings, Inc.	300	7,435
Nomura Real Estate Master Fund, Inc.	5	7,949
Nomura Research Institute, Ltd.	5,300	170,613
NTT Data Corp.	2,400	37,193
OBIC Co., Ltd.	400	70,481
Olympus Corp.	11,100	228,571
Omron Corp.	3,200	273,765
Ono Pharmaceutical Co., Ltd.	100	2,287
Oriental Land Co., Ltd.	300	41,072
ORIX Corp.	2,400	41,955
Orix JREIT, Inc.	5	9,549
Otsuka Holdings Co., Ltd.	400	15,901
Pan Pacific International Holdings Corp.	200	4,175
Panasonic Corp.	2,700	32,340
Persol Holdings Co., Ltd.	100	2,016
Pigeon Corp.	7,400	214,198
Pola Orbis Holdings, Inc.	44	1,052
Rakuten Group, Inc.	1,300	14,335
Recruit Holdings Co., Ltd.	41,800	2,161,640
Relo Group, Inc.	700	15,462
Renesas Electronics Corp.†	1,300	14,079
Resona Holdings, Inc.	3,600	13,567
Ricoh Co., Ltd.	15,300	166,963
Rohm Co., Ltd.	100	9,740
Sankyu, Inc.	600	26,945
Sanwa Holdings Corp.	900	10,951
SBI Holdings, Inc.	400	9,590
Seiko Epson Corp.	500	8,602
Seven & i Holdings Co., Ltd.	900	40,111
Seven Bank, Ltd.	9,200	20,095
Shimadzu Corp.	1,400	56,467
Shimano, Inc.	200	51,155
Shin-Etsu Chemical Co., Ltd.	800	130,536
Shionogi & Co., Ltd.	240	12,622
Shizuoka Bank, Ltd.	1,100	7,963
SMC Corp.	1,600	950,776
SoftBank Corp.	28,800	376,301
SoftBank Group Corp.	12,756	801,654
Sompo Holdings, Inc.	700	28,966
Sony Group Corp.	1,900	198,324
Stanley Electric Co., Ltd.	200	5,222
Subaru Corp.	19,000	372,841
Sumitomo Chemical Co., Ltd.	357,400	1,861,973
Sumitomo Corp.	16,000	217,577
Sumitomo Electric Industries, Ltd.	6,100	86,702
Sumitomo Heavy Industries, Ltd.	600	16,714
Sumitomo Mitsui Financial Group, Inc.	23,400	788,766
Sumitomo Mitsui Trust Holdings, Inc.	700	23,000
Sumitomo Realty & Development Co., Ltd.	800	26,061
Sumitomo Rubber Industries, Ltd.	33,300	447,884
Suntory Beverage & Food, Ltd.	6,500	228,530
Suzuki Motor Corp.	200	8,140
Sysmex Corp.	1,500	178,524
T&D Holdings, Inc.	1,000	12,817
Taiheiyo Cement Corp.	500	11,638
Takeda Pharmaceutical Co., Ltd.	68,900	2,290,361
Teijin, Ltd.	4,700	71,160
Terumo Corp.	3,900	151,417
THK Co., Ltd.	400	11,450

21

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Tokio Marine Holdings, Inc.	12,200	$582,039
Tokyo Century Corp.	100	5,510
Tokyo Electron, Ltd.	2,900	1,194,844
Tokyo Gas Co., Ltd.	300	5,691
Toray Industries, Inc.	10,200	67,226
Toshiba Corp.	4,100	176,576
Toyo Suisan Kaisha, Ltd.	1,400	53,508
Toyoda Gosei Co., Ltd.	800	18,790
Toyota Industries Corp.	1,200	100,585
Toyota Motor Corp.	2,885	259,095
Toyota Tsusho Corp.	700	33,080
Trend Micro, Inc.	700	36,429
United Urban Investment Corp.	6	8,831
Yamada Holdings Co., Ltd.	65,300	308,290
Yamaha Corp.	300	16,618
Yaskawa Electric Corp.	2,700	133,644
Z Holdings Corp.	2,200	11,018
ZOZO, Inc.	1,900	64,698

		36,829,339

Jersey — 0.2%
Amcor PLC	15,884	183,619
Aptiv PLC†	188	31,368
Clarivate PLC†	1,369	31,213
Experian PLC	30,841	1,357,622
Ferguson PLC	943	132,192
Glencore PLC	4,364	19,617
WPP PLC	18,500	239,504

		1,995,135

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	1,047	80,483

Luxembourg — 0.0%
ArcelorMittal SA	1,122	39,188
Aroundtown SA	9,745	76,411
InPost SA†	2,795	54,751
RTL Group SA	452	25,573
Spotify Technology SA†	187	42,761

		238,684

Netherlands — 0.9%
ABN AMRO Bank NV CVA†*	16,257	188,853
Adyen NV†*	47	127,972
Aegon NV	2,413	10,259
Airbus SE†	579	79,431
Akzo Nobel NV	6,167	762,619
Argenx SE (BSE)†	39	11,881
ASML Holding NV(XAMS)	1,702	1,294,199
ASR Nederland NV	334	13,725
CNH Industrial NV	1,633	27,281
EXOR NV	198	16,308
Ferrari NV	91	19,856
GrandVision NV†*	535	17,991
Heineken NV	551	64,171
IMCD NV	154	26,684
ING Groep NV	5,272	67,511
JDE Peet’s NV	4,887	164,510
Just Eat Takeaway.com NV (Euronext)†*	226	20,038
Koninklijke Ahold Delhaize NV	47,509	1,477,187
Koninklijke DSM NV	163	32,856
Koninklijke Philips NV	10,455	482,199
Koninklijke Vopak NV	1	42

Security Description	Shares	Value (Note 2)
Netherlands (continued)
LyondellBasell Industries NV, Class A	133	$13,211
NN Group NV	2,687	133,379
NXP Semiconductors NV	549	113,308
PostNL NV	29,960	162,272
Prosus NV	726	64,420
QIAGEN NV†	374	20,045
Randstad NV	17,094	1,241,094
Signify NV*	12,407	694,997
Stellantis NV	2,163	41,601
STMicroelectronics NV	1,032	42,267
Wolters Kluwer NV	1,390	158,552

		7,590,719

New Zealand — 0.0%
Contact Energy, Ltd.	1,990	11,321
Fisher & Paykel Healthcare Corp., Ltd.	16,961	373,170
Xero, Ltd.†	49	5,078

		389,569

Norway — 0.2%
DNB Bank ASA	7,743	158,677
Equinor ASA	79,762	1,560,376

		1,719,053

Panama — 0.0%
Carnival Corp.†	4,662	100,932

Portugal — 0.0%
EDP - Energias de Portugal SA	8,361	43,456
Galp Energia SGPS SA	1,316	12,850
Jeronimo Martins SGPS SA	980	19,957

		76,263

Singapore — 0.2%
Ascendas Real Estate Investment Trust	3,100	7,138
CapitaLand, Ltd.	4,900	14,581
DBS Group Holdings, Ltd.	2,282	51,212
Flex, Ltd.†	1,350	24,260
Jardine Cycle & Carriage, Ltd.	12,000	181,555
Oversea-Chinese Banking Corp., Ltd.	34,337	310,680
Singapore Airlines, Ltd.†	5,500	20,700
Singapore Press Holdings, Ltd.	100	139
Singapore Technologies Engineering, Ltd.	16,600	49,097
Singapore Telecommunications, Ltd.	126,900	212,586
United Overseas Bank, Ltd.	11,700	226,492
Yangzijiang Shipbuilding Holdings, Ltd.	215,700	218,146

		1,316,586

Spain — 0.1%
Amadeus IT Group SA†	750	49,100
Banco Bilbao Vizcaya Argentaria SA	10,078	64,642
Banco Santander SA	25,886	94,701
CaixaBank SA	7,520	22,356
Cellnex Telecom SA*	537	34,993
EDP Renovaveis SA	619	14,556
Endesa SA	1,380	33,583
Ferrovial SA	2,716	80,569
Grifols SA	180	4,578
Iberdrola SA	11,795	142,186
Industria de Diseno Textil SA	2,030	68,874
Naturgy Energy Group SA	1,197	30,929
Repsol SA	2,247	24,580
Siemens Gamesa Renewable Energy SA†	365	10,180

22

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
Telefonica SA	5,757	$26,409
Zardoya Otis SA	2,116	14,334

		716,570

SupraNational — 0.0%
Unibail-Rodamco-Westfield†	182	15,135

Sweden — 0.9%
Assa Abloy AB, Class B	20,558	659,169
Atlas Copco AB, Class A	28,010	1,896,118
Atlas Copco AB, Class B	11,314	643,397
Boliden AB	1,587	61,926
Elekta AB, Series B	5,603	81,726
EQT AB	389	18,786
Evolution Gaming Group AB*	173	30,207
Hennes & Mauritz AB, Class B†	53,244	1,115,439
Hexagon AB, Class B	634	10,510
Intrum AB	3,087	95,567
Investor AB, Class B	13,442	333,001
Kinnevik AB, Class B	158	6,891
L E Lundbergforetagen AB, Class B	565	40,362
Lundin Energy AB	85	2,649
Nibe Industrier AB, Class B	747	8,932
Saab AB, Series B	5,073	154,076
Samhallsbyggnadsbolaget i Norden AB	3,662	18,363
Sandvik AB	564	14,691
Securitas AB, Class B	1,328	23,413
Sinch AB†*	590	11,932
Skandinaviska Enskilda Banken AB, Class A	1,226	16,564
SKF AB, Class B	14,118	375,818
Svenska Handelsbanken AB, Class A	1,564	17,657
Swedbank AB, Class A	490	9,547
Swedish Match AB	38,065	340,797
Telefonaktiebolaget LM Ericsson, Class B	96,266	1,109,923
Trelleborg AB, Class B	16,673	411,858
Volvo AB, Class B	2,126	50,140

		7,559,459

Switzerland — 1.6%
ABB, Ltd.	1,850	67,634
Adecco Group AG	8,653	518,355
Alcon, Inc.	724	52,711
Baloise Holding AG	212	33,485
Banque Cantonale Vaudoise	266	23,757
Cie Financiere Richemont SA	25,856	3,311,596
Credit Suisse Group AG	4,396	44,177
Garmin, Ltd.	1,534	241,145
Geberit AG	133	109,218
Givaudan SA	478	2,385,754
Holcim, Ltd.	589	34,530
Julius Baer Group, Ltd.	587	38,833
Kuehne & Nagel International AG	838	282,741
Logitech International SA	102	11,150
Lonza Group AG	97	75,493
Nestle SA	14,199	1,799,206
Novartis AG	4,241	392,275
Partners Group Holding AG	58	99,159
Roche Holding AG (NYSE)	102	43,802
Roche Holding AG (SIX)	2,278	880,908
Schindler Holding AG	90	28,039

Security Description	Shares	Value (Note 2)
Switzerland (continued)
SGS SA	1	$3,240
Sika AG	8,917	3,140,391
Sonova Holding AG	63	24,754
Straumann Holding AG	57	105,723
Swiss Life Holding AG	116	59,915
Swiss Prime Site AG	359	38,259
Swiss Re AG	861	77,937
TE Connectivity, Ltd.	326	48,075
Tecan Group AG	24	13,845
Temenos AG	104	16,531
UBS Group AG	7,140	117,729
Zurich Insurance Group AG	391	157,615

		14,277,982

United Kingdom — 2.7%
3i Group PLC	4,655	82,733
Admiral Group PLC	160	7,549
Anglo American PLC	4,684	207,506
Antofagasta PLC	362	7,516
Ashmore Group PLC	2,405	12,702
Ashtead Group PLC	1,115	83,527
AstraZeneca PLC	10,759	1,235,653
AstraZeneca PLC ADR	733	41,950
Atlassian Corp. PLC, Class A†	4,094	1,331,041
Auto Trader Group PLC†*	1,627	14,741
Aviva PLC	55,859	300,534
Babcock International Group PLC†	6	21
BAE Systems PLC	2,957	23,667
Barclays PLC	19,101	46,293
Barratt Developments PLC	1,414	13,820
Beazley PLC†	2,868	15,622
Bellway PLC	332	15,137
BHP Group PLC	1,054	34,230
BP PLC	481,395	1,930,062
British American Tobacco PLC	86,822	3,236,264
British Land Co. PLC	1,226	8,695
BT Group PLC†	11,836	28,552
Bunzl PLC	1,058	39,197
Burberry Group PLC	574	16,453
Compass Group PLC†	21,300	449,991
Croda International PLC	136	15,913
Dart Group PLC†	5,700	98,268
Diageo PLC	35,684	1,770,311
Direct Line Insurance Group PLC	817	3,373
Dunelm Group PLC	4,528	83,339
GlaxoSmithKline PLC	6,240	123,306
Greggs PLC†	1,032	39,501
Halma PLC	461	18,507
Hargreaves Lansdown PLC	473	10,730
HomeServe PLC	19,046	247,350
Howden Joinery Group PLC	30,251	377,123
HSBC Holdings PLC	213,130	1,176,341
IG Group Holdings PLC	10,342	128,208
Imperial Brands PLC	17,373	372,183
Informa PLC†	1,984	13,642
InterContinental Hotels Group PLC†	128	8,456
Intertek Group PLC	3,228	231,284
ITV PLC†	75,623	117,841
JD Sports Fashion PLC	22,124	275,627
John Wood Group PLC†	17,770	53,808
Johnson Matthey PLC	10,573	436,577
Kingfisher PLC	91,083	466,255

23

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Land Securities Group PLC	757	$7,462
Legal & General Group PLC	8,104	29,423
Lloyds Banking Group PLC	1,075,696	681,610
London Stock Exchange Group PLC	462	48,087
M&G PLC	3,526	11,040
Meggitt PLC†	2,300	14,987
Melrose Industries PLC	5,646	12,551
Micro Focus International PLC	54,228	302,503
Mondi PLC	522	14,473
National Grid PLC	4,771	61,037
Natwest Group PLC	44,657	125,547
Nielsen Holdings PLC	504	11,940
NMC Health PLC†(1)	128	0
Pearson PLC	1,598	19,283
Phoenix Group Holdings PLC	23,286	219,779
Prudential PLC	3,598	67,630
Reckitt Benckiser Group PLC	1,039	79,743
Redrow PLC	1,547	13,838
RELX PLC (LSE)	48,848	1,434,854
Rentokil Initial PLC	17,758	139,878
Rightmove PLC	92,420	901,750
Rio Tinto PLC	914	77,894
Rolls-Royce Holdings PLC†	7,552	10,462
Royal Dutch Shell PLC, Class A (LSE)	80,704	1,619,100
Royal Dutch Shell PLC, Class B	59,194	1,168,304
Royal Mail PLC	5,667	39,705
Sage Group PLC	886	8,638
Schroders PLC	211	10,720
Segro PLC	1,876	31,740
Severn Trent PLC	74	2,880
Smith & Nephew PLC	919	18,733
Smiths Group PLC	8,891	192,102
Spirax-Sarco Engineering PLC	93	19,397
SSE PLC	1,102	22,133
St James’s Place PLC	2,725	60,073
Standard Chartered PLC	57,827	346,413
Standard Life Aberdeen PLC	1,848	7,290
Tate & Lyle PLC	5,213	53,525
Tesco PLC	77,377	250,485
Unilever PLC	9,637	554,942
United Utilities Group PLC	459	6,844
Vodafone Group PLC	36,442	58,446
WM Morrison Supermarkets PLC	3,055	11,362

		24,020,002

United States — 25.4%
3M Co.	617	122,129
Abbott Laboratories	2,457	297,248
AbbVie, Inc.	9,812	1,141,136
Activision Blizzard, Inc.	1,563	130,698
Adobe, Inc.†	2,061	1,281,179
Advanced Micro Devices, Inc.†	17,297	1,836,768
AES Corp.	4,260	100,962
Aflac, Inc.	2,024	111,320
Agilent Technologies, Inc.	18,112	2,775,302
Air Products & Chemicals, Inc.	89	25,902
Airbnb, Inc., Class A†	1,569	225,952
Akamai Technologies, Inc.†	546	65,476
Alaska Air Group, Inc.†	2,959	171,711
Alexandria Real Estate Equities, Inc.	315	63,422
Align Technology, Inc.†	4,391	3,055,258

Security Description	Shares	Value (Note 2)
United States (continued)
Alleghany Corp.†	1,452	$962,821
Allegiant Travel Co.†	923	175,481
Alliant Energy Corp.	885	51,799
Allstate Corp.	884	114,964
Ally Financial, Inc.	5,798	297,785
Alphabet, Inc., Class A†	2,372	6,391,425
Alphabet, Inc., Class C†	2,258	6,106,580
Altice USA, Inc., Class A†	1,805	55,468
Altria Group, Inc.	4,454	213,970
Amazon.com, Inc.†	2,654	8,831,424
Ameren Corp.	1,027	86,186
American Airlines Group, Inc.†	986	20,095
American Electric Power Co., Inc.	2,275	200,473
American Express Co.	12,616	2,151,406
American Financial Group, Inc.	121	15,305
American Tower Corp.	954	269,791
American Water Works Co., Inc.	901	153,269
Ameriprise Financial, Inc.	1,005	258,848
AmerisourceBergen Corp.	182	22,235
Amgen, Inc.	3,071	741,769
Analog Devices, Inc.	488	81,701
ANSYS, Inc.†	191	70,376
Anthem, Inc.	2,896	1,112,093
APA Corp.	530	9,938
Apple, Inc.	109,854	16,023,304
Applied Materials, Inc.	1,067	149,305
Aramark	1,096	38,502
Arthur J. Gallagher & Co.	661	92,084
Assurant, Inc.	144	22,725
AT&T, Inc.	89,969	2,523,630
Autodesk, Inc.†	2,604	836,223
Automatic Data Processing, Inc.	1,107	232,060
AutoZone, Inc.†	24	38,966
AvalonBay Communities, Inc.	297	67,666
Avery Dennison Corp.	384	80,901
Ball Corp. (LSE)	644	52,087
Ball Corp. (NYSE)	1,179	95,358
Bank of America Corp.	14,530	557,371
Bank of New York Mellon Corp.	1,287	66,062
Bath + Body Works, Inc	330	26,423
Baxter International, Inc.	307	23,746
Becton Dickinson & Co.	230	58,822
Berkshire Hathaway, Inc., Class B†	15,469	4,304,868
Best Buy Co., Inc.	439	49,322
Biogen, Inc.†	382	124,811
BioMarin Pharmaceutical, Inc.†	1,803	138,344
Boeing Co.†	767	173,710
Booking Holdings, Inc.†	908	1,977,860
Booz Allen Hamilton Holding Corp.	344	29,519
BorgWarner, Inc.	6,757	330,958
Boston Properties, Inc.	311	36,505
Boston Scientific Corp.†	1,420	64,752
Bristol-Myers Squibb Co.	49,592	3,365,809
Broadcom, Inc.	696	337,838
Broadridge Financial Solutions, Inc.	204	35,392
Brown & Brown, Inc.	483	26,275
Bruker Corp.	264	21,714
C.H. Robinson Worldwide, Inc.	1,148	102,367
Cabot Oil & Gas Corp.	744	11,904
Cadence Design Systems, Inc.†	349	51,530
Caesars Entertainment, Inc.†	952	83,167
Capital One Financial Corp.	1,282	207,299
Cardinal Health, Inc.	100	5,938

24

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
CarMax, Inc.†	167	$22,370
Carrier Global Corp.	1,405	77,626
Carter’s, Inc.	434	42,419
Catalent, Inc.†	59	7,069
Caterpillar, Inc.	494	102,134
Cboe Global Markets, Inc.	120	14,216
CBRE Group, Inc., Class A†	8,282	798,882
Celanese Corp.	473	73,679
Centene Corp.†	738	50,634
CenterPoint Energy, Inc.	599	15,251
Cerner Corp.	442	35,532
Charles Schwab Corp.	2,596	176,398
Charter Communications, Inc., Class A†	282	209,822
Chegg, Inc.†	327	28,982
Cheniere Energy, Inc.†	692	58,772
Chevron Corp.	34,322	3,494,323
Chewy, Inc., Class A†	166	13,894
Chipotle Mexican Grill, Inc.†	110	204,978
Cigna Corp.	13,055	2,995,992
Cincinnati Financial Corp.	407	47,977
Cintas Corp.	321	126,532
Citigroup, Inc.	4,041	273,252
Citizens Financial Group, Inc.	549	23,146
Citrix Systems, Inc.	287	28,915
Clean Harbors, Inc.†	262	24,890
CMC Materials, Inc.	93	13,452
CME Group, Inc.	3,653	774,911
CMS Energy Corp.	10,437	644,902
Cognizant Technology Solutions Corp., Class A	1,225	90,074
Colgate-Palmolive Co.	302	24,009
Columbia Sportswear Co.	3,138	312,608
Comcast Corp., Class A	8,785	516,822
Comerica, Inc.	203	13,938
ConocoPhillips	3,198	179,280
Consolidated Edison, Inc.	7,422	547,521
Copart, Inc.†	567	83,349
CoStar Group, Inc.†	1,220	108,397
Costco Wholesale Corp.	1,955	840,103
Crowdstrike Holdings, Inc., Class A†	21	5,326
Crown Castle International Corp.	1,116	215,488
Crown Holdings, Inc.	673	67,138
CSX Corp.	3,061	98,932
Cummins, Inc.	1,810	420,101
Curtiss-Wright Corp.	78	9,227
CVS Health Corp.	20,343	1,675,449
D.R. Horton, Inc.	306	29,202
Danaher Corp.	1,536	456,945
Darden Restaurants, Inc.	664	96,864
DaVita, Inc.†	55	6,614
Deere & Co.	4,018	1,452,869
Dell Technologies, Inc., Class C†	3,641	351,793
Delta Air Lines, Inc.†	17,535	699,646
Devon Energy Corp.	1,764	45,582
DexCom, Inc.†	64	32,993
Diamondback Energy, Inc.	284	21,905
Digital Realty Trust, Inc.	612	94,346
Discover Financial Services	496	61,663
Discovery, Inc., Class A†	245	7,107
Discovery, Inc., Class C†	349	9,461
DocuSign, Inc.†	23	6,855
Dollar General Corp.	802	186,577

Security Description	Shares	Value (Note 2)
United States (continued)
Dollar Tree, Inc.†	1,053	$105,079
Dominion Energy, Inc.	2,670	199,903
Domino’s Pizza, Inc.	195	102,471
Donaldson Co., Inc.	4,977	329,428
Dow, Inc.	816	50,723
DraftKings, Inc., Class A†	1,257	60,964
DTE Energy Co.	532	62,414
Duke Energy Corp.	3,426	360,107
Duke Realty Corp.	749	38,109
DuPont de Nemours, Inc.	607	45,555
DXC Technology Co.†	353	14,113
Dynatrace, Inc.†	302	19,289
Eastman Chemical Co.	478	53,880
eBay, Inc.	2,038	139,012
Ecolab, Inc.	373	82,370
Edison International	1,975	107,637
Edwards Lifesciences Corp.†	518	58,156
Electronic Arts, Inc.	527	75,867
Eli Lilly & Co.	1,220	297,070
Emerson Electric Co.	3,020	304,688
Enphase Energy, Inc.†	51	9,670
Entergy Corp.	2,570	264,504
EOG Resources, Inc.	1,468	106,958
EPAM Systems, Inc.†	93	52,061
Equifax, Inc.	1,239	322,883
Equinix, Inc.	192	157,519
Equity Residential	2,385	200,650
Erie Indemnity Co., Class A	106	19,598
Essex Property Trust, Inc.	136	44,622
Etsy, Inc.†	358	65,697
Euronet Worldwide, Inc.†	727	103,830
Evergy, Inc.	1,228	80,090
Eversource Energy	1,854	159,945
Exelon Corp.	4,461	208,775
Expedia Group, Inc.†	581	93,465
Expeditors International of Washington, Inc.	4,175	535,444
Extra Space Storage, Inc.	281	48,933
Exxon Mobil Corp.	9,626	554,169
Facebook, Inc., Class A†	9,306	3,315,728
Fastenal Co.	737	40,365
Federal Realty Investment Trust	89	10,460
FedEx Corp.	5,389	1,508,651
Fidelity National Financial, Inc.	911	40,640
Fidelity National Information Services, Inc.	20,504	3,056,121
Fifth Third Bancorp	1,304	47,322
First Republic Bank	548	106,871
FirstEnergy Corp.	3,200	122,624
Fiserv, Inc.†	1,134	130,535
FleetCor Technologies, Inc.†	237	61,198
Ford Motor Co.†	2,635	36,758
Fortinet, Inc.†	271	73,777
Fox Corp., Class A	407	14,514
Franklin Resources, Inc.	333	9,840
Gap, Inc.	240	7,001
Gartner, Inc.†	178	47,122
General Electric Co.	10,751	139,225
General Motors Co.†	750	42,630
Genuine Parts Co.	18,342	2,327,967
Gilead Sciences, Inc.	9,508	649,301
Global Payments, Inc.	546	105,602
Globe Life, Inc.	198	18,436

25

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Globus Medical, Inc., Class A†	282	$23,454
GoDaddy, Inc., Class A†	131	10,984
Goldman Sachs Group, Inc.	624	233,925
H&R Block, Inc.	3,392	83,274
Hanesbrands, Inc.	427	7,797
Hanover Insurance Group, Inc.	122	16,580
Hartford Financial Services Group, Inc.	1,160	73,799
Hasbro, Inc.	629	62,548
HCA Healthcare, Inc.	487	120,873
Healthcare Trust of America, Inc., Class A	16,388	468,533
Healthpeak Properties, Inc.	1,018	37,635
HEICO Corp.	351	47,473
Henry Schein, Inc.†	176	14,106
Hess Corp.	905	69,178
Hewlett Packard Enterprise Co.	10,065	145,942
Hill-Rom Holdings, Inc.	1,211	167,675
Hilton Worldwide Holdings, Inc.†	977	128,427
Hologic, Inc.†	15,348	1,151,714
Home Depot, Inc.	1,836	602,557
Honeywell International, Inc.	1,574	367,985
Host Hotels & Resorts, Inc.†	1,235	19,674
HP, Inc.	1,159	33,460
HubSpot, Inc.†	1,193	711,052
Humana, Inc.	178	75,803
Huntington Bancshares, Inc.	8,606	121,172
IAC/InterActiveCorp†	37	5,080
IDEX Corp.	11	2,494
IDEXX Laboratories, Inc.†	1,695	1,150,108
Illinois Tool Works, Inc.	927	210,123
Illumina, Inc.†	211	104,603
Intel Corp.	67,798	3,642,109
Interactive Brokers Group, Inc., Class A	4,030	249,296
Intercontinental Exchange, Inc.	7,265	870,565
International Business Machines Corp.	2,166	305,319
International Flavors & Fragrances, Inc.	496	74,717
Interpublic Group of Cos., Inc.	177	6,259
Intuit, Inc.	6,540	3,466,004
Intuitive Surgical, Inc.†	132	130,873
Invitation Homes, Inc.	403	16,394
IQVIA Holdings, Inc.†	237	58,705
Iron Mountain, Inc.	624	27,306
ITT, Inc.	190	18,603
Jack Henry & Associates, Inc.	46	8,008
Jacobs Engineering Group, Inc.	683	92,376
JetBlue Airways Corp.†	7,247	107,183
Johnson & Johnson	29,624	5,101,253
JPMorgan Chase & Co.	14,223	2,158,767
Kansas City Southern	239	64,004
KeyCorp	1,729	33,992
Kilroy Realty Corp.	432	29,925
Kimco Realty Corp.	591	12,606
Kinder Morgan, Inc.	42,759	743,151
KLA Corp.	266	92,611
Kroger Co.	3,983	162,108
Laboratory Corp. of America Holdings†	139	41,165
Lam Research Corp.	152	96,886
Las Vegas Sands Corp.†	1,638	69,369
Leggett & Platt, Inc.	159	7,637
Leidos Holdings, Inc.	333	35,438
Lennox International, Inc.	336	110,688
LHC Group, Inc.†	64	13,772

Security Description	Shares	Value (Note 2)
United States (continued)
Lincoln National Corp.	456	$28,099
Live Nation Entertainment, Inc.†	199	15,699
LKQ Corp.†	4,092	207,669
Lockheed Martin Corp.	4,298	1,597,438
Loews Corp.	834	44,727
Lowe’s Cos., Inc.	6,983	1,345,554
Lululemon Athletica, Inc.†	517	206,888
M&T Bank Corp.	190	25,432
Manhattan Associates, Inc.†	426	68,002
Marathon Oil Corp.	1,173	13,595
Marathon Petroleum Corp.	2,481	137,001
Markel Corp.†	13	15,680
MarketAxess Holdings, Inc.	45	21,383
Marriott International, Inc., Class A†	992	144,812
Marsh & McLennan Cos., Inc.	1,680	247,330
Masco Corp.	5,326	318,015
Mastercard, Inc., Class A	3,077	1,187,537
Match Group, Inc.†	284	45,233
McDonald’s Corp.	2,618	635,415
McKesson Corp.	250	50,958
Medical Properties Trust, Inc.	25,404	534,246
MercadoLibre, Inc.†	459	720,033
Merck & Co., Inc.	3,872	297,641
Meritage Homes Corp.†	299	32,465
MetLife, Inc.	26,237	1,513,875
Mettler-Toledo International, Inc.†	249	366,954
MGM Resorts International	1,736	65,152
Microchip Technology, Inc.	358	51,237
Micron Technology, Inc.†	1,346	104,423
Microsoft Corp.	38,952	11,097,814
Mid-America Apartment Communities, Inc.	219	42,289
Moderna, Inc.†	809	286,062
Mohawk Industries, Inc.†	493	96,086
Molina Healthcare, Inc.†	266	72,621
MongoDB, Inc.†	76	27,278
Monolithic Power Systems, Inc.	1,795	806,422
Moody’s Corp.	297	111,672
Morgan Stanley	2,707	259,818
MSCI, Inc.	145	86,414
Nasdaq, Inc.	177	33,051
NetApp, Inc.	1,028	81,819
Netflix, Inc.†	2,734	1,415,036
New York Community Bancorp, Inc.	30,594	360,397
Newell Brands, Inc.	2,142	53,015
News Corp., Class A	570	14,039
News Corp., Class B	238	5,595
NextEra Energy, Inc.	6,794	529,253
NIKE, Inc., Class B	3,983	667,192
NiSource, Inc.	8,137	201,553
Norfolk Southern Corp.	304	78,380
Northern Trust Corp.	306	34,532
Northrop Grumman Corp.	905	328,533
NortonLifeLock, Inc.	899	22,313
NOV, Inc.†	3,787	52,298
NRG Energy, Inc.	1,851	76,335
NVIDIA Corp.	10,555	2,058,119
O’Reilly Automotive, Inc.†	944	570,025
Occidental Petroleum Corp.	3,136	81,850
OGE Energy Corp.	470	15,863
Okta, Inc.†	6,598	1,634,918
Old Dominion Freight Line, Inc.	1,901	511,654
Omnicom Group, Inc.	175	12,744

26

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
ON Semiconductor Corp.†	537	$20,975
OneMain Holdings, Inc.	2,332	142,252
ONEOK, Inc.	1,986	103,212
Oracle Corp.	3,621	315,534
Organon & Co.†	472	13,693
Otis Worldwide Corp.	5,181	463,959
Owens Corning	929	89,333
Packaging Corp. of America	45	6,368
Palantir Technologies, Inc.†	995	21,601
Parker-Hannifin Corp.	1,227	382,861
Paychex, Inc.	12,677	1,442,896
Paycom Software, Inc.†	660	264,000
PayPal Holdings, Inc.†	9,410	2,592,737
Peloton Interactive, Inc., Class A†	892	105,301
Penn National Gaming, Inc.†	229	15,659
People’s United Financial, Inc.	567	8,902
PerkinElmer, Inc.	42	7,654
Pfizer, Inc.	8,718	373,218
PG&E Corp.†	8,048	70,742
Phillips 66	1,612	118,369
Pinnacle Financial Partners, Inc.	118	10,574
Pinnacle West Capital Corp.	657	54,892
Pinterest, Inc., Class A†	174	10,249
Pioneer Natural Resources Co.	612	88,966
Pool Corp.	184	87,919
PPG Industries, Inc.	306	50,037
PPL Corp.	4,251	120,601
Principal Financial Group, Inc.	667	41,441
Procter & Gamble Co.	2,172	308,924
PROG Holdings, Inc.	272	11,905
Progressive Corp.	1,711	162,819
Prologis, Inc.	1,857	237,770
Prudential Financial, Inc.	963	96,570
PTC, Inc.†	228	30,883
Public Service Enterprise Group, Inc.	2,448	152,339
Public Storage	330	103,118
Pure Storage, Inc., Class A†	913	17,822
PVH Corp.†	92	9,625
QUALCOMM, Inc.	14,911	2,233,668
Quanta Services, Inc.	214	19,453
Quest Diagnostics, Inc.	163	23,113
Ralph Lauren Corp.	2,416	274,264
Raymond James Financial, Inc.	184	23,824
Raytheon Technologies Corp.	1,575	136,946
Realty Income Corp.	844	59,325
Regency Centers Corp.	275	17,988
Regeneron Pharmaceuticals, Inc.†	367	210,882
Regions Financial Corp.	1,550	29,838
Reinsurance Group of America, Inc.	96	10,577
Republic Services, Inc.	9,427	1,115,780
ResMed, Inc.	68	18,482
RingCentral, Inc., Class A†	23	6,147
Robert Half International, Inc.	497	48,810
Roku, Inc.†	1,040	445,442
Rollins, Inc.	1,551	59,450
Roper Technologies, Inc.	135	66,331
Ross Stores, Inc.	315	38,647
Ryder System, Inc.	3,514	267,591
S&P Global, Inc.	629	269,665
salesforce.com, Inc.†	5,955	1,440,693
SBA Communications Corp.	6,823	2,326,575
Scotts Miracle-Gro Co.	504	89,188

Security Description	Shares	Value (Note 2)
United States (continued)
Sealed Air Corp.	179	$10,158
Sempra Energy	464	60,622
Service Corp. International	5,850	365,566
ServiceNow, Inc.†	2,997	1,761,906
Sherwin-Williams Co.	779	226,712
Signature Bank	1,071	243,085
Simon Property Group, Inc.	1,089	137,780
Sirius XM Holdings, Inc.	63,466	410,625
Skechers U.S.A., Inc., Class A†	6,422	344,733
Skyworks Solutions, Inc.	46	8,487
Snap, Inc., Class A†	5,559	413,701
Snap-on, Inc.	152	33,133
Snowflake, Inc., Class A†	99	26,306
Southern Co.	47,944	3,062,183
Southwest Airlines Co.†	16,787	848,079
Square, Inc., Class A†	63	15,577
Stanley Black & Decker, Inc.	316	62,268
Starbucks Corp.	3,660	444,434
State Street Corp.	580	50,541
Stifel Financial Corp.	390	25,951
Stryker Corp.	2,856	773,805
Sun Communities, Inc.	40	7,844
SVB Financial Group†	123	67,645
Synchrony Financial	788	37,052
Synopsys, Inc.†	216	62,206
Sysco Corp.	3,140	232,988
T. Rowe Price Group, Inc.	387	79,010
Take-Two Interactive Software, Inc.†	188	32,603
Tandem Diabetes Care, Inc.†	2,339	254,179
Tapestry, Inc.†	17,721	749,598
Target Corp.	1,462	381,655
Tenable Holdings, Inc.†	368	15,750
Teradyne, Inc.	135	17,145
Tesla, Inc.†	4,912	3,375,526
Texas Instruments, Inc.	1,047	199,579
Thermo Fisher Scientific, Inc.	758	409,328
TJX Cos., Inc.	25,519	1,755,962
Tractor Supply Co.	351	63,506
Trade Desk, Inc., Class A†	158	12,942
TransDigm Group, Inc.†	13	8,334
TransUnion	299	35,898
Travelers Cos., Inc.	18,684	2,782,421
Trimble, Inc.†	121	10,346
Truist Financial Corp.	2,944	160,242
Trupanion, Inc.†	328	37,727
Twilio, Inc., Class A†	56	20,921
Twitter, Inc.†	2,284	159,309
Tyler Technologies, Inc.†	15	7,390
Uber Technologies, Inc.†	263	11,430
UDR, Inc.	569	31,289
UGI Corp.	10,049	462,154
Ulta Beauty, Inc.†	188	63,130
Under Armour, Inc., Class A†	811	16,585
Under Armour, Inc., Class C†	381	6,675
Union Pacific Corp.	1,103	241,292
United Airlines Holdings, Inc.†	507	23,687
United Parcel Service, Inc., Class B	2,488	476,104
United Rentals, Inc.†	117	38,557
UnitedHealth Group, Inc.	11,662	4,807,310
Unity Software, Inc.†	66	7,070
Universal Display Corp.	365	85,589
Universal Health Services, Inc., Class B	71	11,389
Unum Group	228	6,247

27

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
US Bancorp	2,744	$152,402
Vail Resorts, Inc.†	114	34,793
Valero Energy Corp.	821	54,982
Ventas, Inc.	810	48,422
VeriSign, Inc.†	277	59,934
Verisk Analytics, Inc.	792	150,432
Verizon Communications, Inc.	3,730	208,059
Vertex Pharmaceuticals, Inc.†	1,227	247,339
VF Corp.	11,154	894,551
ViacomCBS, Inc., Class B	1,202	49,198
Viatris, Inc.	652	9,174
VICI Properties, Inc.	3,783	117,992
Visa, Inc., Class A	8,182	2,015,963
Vistra Corp.	2,829	54,175
VMware, Inc., Class A†	1,142	175,571
Vornado Realty Trust	131	5,699
Voya Financial, Inc.	15,807	1,017,971
Walgreens Boots Alliance, Inc.	4,106	193,598
Walmart, Inc.	10,461	1,491,216
Walt Disney Co.†	3,784	666,060
Waste Management, Inc.	1,137	168,572
Waters Corp.†	40	15,592
Wayfair, Inc., Class A†	83	20,033
WEC Energy Group, Inc.	711	66,934
Wells Fargo & Co.	8,402	385,988
Welltower, Inc.	884	76,784
Wendy’s Co.	706	16,386
West Pharmaceutical Services, Inc.	19	7,823
Western Union Co.	1,439	33,399
WestRock Co.	2,060	101,373
Weyerhaeuser Co.	1,482	49,988
Whirlpool Corp.	668	147,989
Williams Cos., Inc.	4,808	120,440
Wintrust Financial Corp.	1,416	101,102
Workday, Inc., Class A†	8,762	2,053,813
WR Berkley Corp.	534	39,073
WW Grainger, Inc.	50	22,229
Wynn Resorts, Ltd.†	546	53,688
Xcel Energy, Inc.	1,888	128,856
Xilinx, Inc.	894	133,957
XPO Logistics, Inc.†	548	76,002
Xylem, Inc.	256	32,218
Yum! Brands, Inc.	1,363	179,085
Zebra Technologies Corp., Class A†	274	151,380
Zendesk, Inc.†	5,241	684,108
Zillow Group, Inc., Class A†	358	38,353
Zillow Group, Inc., Class C†	3,408	362,134
Zions Bancorp NA	234	12,203
Zoetis, Inc.	624	126,485
Zoom Video Communications, Inc., Class A†	41	15,502
Zscaler, Inc.†	50	11,796
Zynga, Inc., Class A†	39,696	400,930

		222,206,263

Total Common Stocks (cost $374,388,167)		401,904,099

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 45.0%
United States Treasury Notes 0.63% due 05/15/2030	$32,500,000	$31,001,953
0.63% due 08/15/2030	49,500,000	47,079,141
0.88% due 11/15/2030	50,750,000	49,251,289
1.13% due 02/15/2031	36,000,000	35,662,500
1.50% due 02/15/2030	33,122,700	34,059,451
1.63% due 05/15/2031	33,000,000	34,170,469
1.63% due 08/15/2029	18,967,800	19,735,403
1.75% due 11/15/2029	22,783,000	23,930,160
2.38% due 05/15/2029	22,308,800	24,455,151
2.63% due 02/15/2029	27,503,400	30,617,945
2.88% due 08/15/2028	27,930,000	31,488,893
3.13% due 11/15/2028	27,902,900	32,006,588

Total U.S. Government Treasuries (cost $379,505,286)		393,458,943

OPTIONS - PURCHASED — 0.4%
Exchanged-Traded Put Option - Purchased(2) (cost $4,143,473)	969	3,459,330

WARRANTS — 0.0%
Occidental Petroleum Corp.† Expire 08/03/2027	234	2,511
Cie Financiere Richemont SA† Expires 11/22/2023	1,210	881

Total Warrants (cost $1,155)		3,392

Total Long-Term Investment Securities (cost $758,038,081)		798,825,764

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Registered Investment Companies — 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(3)	6,926,191	6,926,191

U.S. Government Treasuries — 4.9%
United States Treasury Bills 0.02% due 10/07/2021	7,000,000	6,999,390
0.03% due 09/23/2021	7,000,000	6,999,570
0.04% due 08/12/2021	7,000,000	6,999,930
0.04% due 11/04/2021	7,000,000	6,999,018
0.05% due 12/02/2021	7,000,000	6,998,873
0.05% due 01/13/2022	8,000,000	7,998,178

		42,994,959

Total Short-Term Investment Securities (cost $49,922,145)		49,921,150

TOTAL INVESTMENTS — (cost $807,960,226)(4)	97.0%	848,746,914
Other assets less liabilities	3.0	25,863,028

NET ASSETS	100.0%	$874,609,942

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $3,899,631 representing 0.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).

28

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

(2)	Options — Purchased:

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2021	4,395	96,900	425,900,694	$4,143,473	$3,459,330	$(684,143)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of July 31, 2021
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

LSE — London Stock Exchange

NYSE — New York Stock Exchange

SIX — Swiss Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

349	Long	S&P 500 E-Mini Index	September 2021	$74,119,296	$76,596,775	$2,477,479

						Unrealized (Depreciation)

30	Long	FTSE 100 Index	September 2021	$2,940,478	$2,903,899	$(36,579)

113	Long	FTSE/MIB Index	September 2021	17,090,803	17,010,699	(80,104)

163	Long	IBEX 35 Index	August 2021	16,870,300	16,778,970	(91,330)

530	Long	MSCI EAFE Index	September 2021	62,510,827	61,464,100	(1,046,727)

66	Short	S&P 500 E-Mini Index	September 2021	13,955,518	14,485,350	(529,832)

18	Long	TOPIX Index	September 2021	3,213,465	3,125,815	(87,650)

80	Short	U.S. Treasury Ultra Bonds	September 2021	15,324,421	15,962,500	(638,079)

						$(2,510,301)

		Net Unrealized Appreciation (Depreciation)				$(32,822)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	410,517	SEK	3,564,000	09/15/2021	$3,638	$—

Citibank N.A.	USD	8,645,516	CAD	10,440,901	09/15/2021	—	(276,892)
	USD	82,318	SGD	109,000	09/15/2021	—	(1,876)

						—	(278,768)

Deutsche Bank AG	EUR	7,308,000	USD	8,719,175	09/15/2021	42,754	—
	JPY	1,135,102,619	USD	10,322,004	09/15/2021	—	(28,266)
	USD	37,315,002	EUR	30,626,436	09/15/2021	—	(953,775)
	USD	55,474	NZD	77,000	09/15/2021	—	(1,837)

						42,754	(983,878)

JPMorgan Chase Bank	AUD	13,930,287	USD	10,543,237	09/15/2021	318,424	—
	CAD	10,441,001	USD	8,433,090	09/15/2021	64,386	—
	CHF	335,000	USD	373,280	09/15/2021	3,056	—
	EUR	9,775,735	USD	11,909,404	09/15/2021	303,166	—
	SEK	2,306,000	USD	268,216	09/15/2021	247	—
	USD	8,832,001	AUD	11,393,181	09/15/2021	—	(469,420)
	USD	770,715	EUR	652,000	09/15/2021	3,372	—
	USD	8,744,794	JPY	956,294,961	09/15/2021	—	(24,956)

						692,651	(494,376)

29

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley and Co.	NOK	98,000	USD	11,848	09/15/2021	$754	$—
	USD	359,688	AUD	464,000	09/15/2021	—	(19,113)
	USD	374,829	GBP	265,000	09/15/2021	—	(6,440)

						754	(25,553)

UBS AG	CAD	38,000	USD	31,467	09/15/2021	1,008	—
	USD	669,522	EUR	551,000	09/15/2021	—	(15,347)
	USD	295,164	SEK	2,439,000	09/15/2021	—	(11,740)

						1,008	(27,087)

Unrealized Appreciation (Depreciation)						$740,805	$(1,809,662)

AUD	— Australian Dollar	NOK	— Norwegian Krone
CAD	— Canada Dollar	NZD	— New Zealand Dollar
CHF	— Swiss Franc	SEK	— Swedish Krona
EUR	— Euro Currency	SGD	— Singapore Dollar
GBP	— British Pound Sterling	USD	— United States Dollar
JPY	— Japanese Yen

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$1,384,931	$22,635,071	**	$0	$24,020,002
Other Countries	233,253,214	144,630,883	**	—	377,884,097
U.S. Government Treasuries	—	393,458,943		—	393,458,943
Options-Purchased	3,459,330	—		—	3,459,330
Warrants	3,392	—		—	3,392
Short-Term Investment Securities:
Registered Investment Companies	6,926,191	—		—	6,926,191
U.S. Government Treasuries	—	42,994,959		—	42,994,959

Total Investments at Value	$245,027,058	$603,719,856		$0	$848,746,914

Other Financial Instruments:+
Futures Contracts	$2,477,479	$—		$—	$2,477,479
Forward Foreign Currency Contracts	—	740,805		—	740,805

Total Other Financial Instruments	$2,477,479	$740,805		$—	$3,218,284

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,214,638	$295,663	**	$—	$2,510,301
Forward Foreign Currency Contracts	—	1,809,662		—	1,809,662

Total Other Financial Instruments	$2,214,638	$2,105,325		$—	$4,319,963

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

30

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Semiconductor Equipment	15.4%
Electronic Components-Semiconductors	15.1
Computers	8.0
Web Portals/ISP	6.8
Applications Software	4.9
Semiconductor Components-Integrated Circuits	4.8
Computer Software	4.6
Computers-Memory Devices	4.4
Finance-Credit Card	3.4
Computer Aided Design	3.3
Internet Security	3.3
Computer Data Security	3.2
Enterprise Software/Service	3.0
E-Commerce/Products	2.6
Networking Products	2.0
Data Processing/Management	1.8
Machinery-Electrical	1.7
Internet Infrastructure Software	1.5
Electronic Components-Misc.	1.4
Web Hosting/Design	1.4
Repurchase Agreements	1.4
Telecommunication Equipment	1.2
Cable/Satellite TV	1.2
Entertainment Software	1.0
Computers-Other	1.0
Computer Services	0.4
Medical-Biomedical/Gene	0.4
Educational Software	0.3
Internet Content-Entertainment	0.2
Internet Application Software	0.2
E-Commerce/Services	0.2
Human Resources	0.1

100.2%

*	Calculated as a percentage of net assets

31

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.8%
Applications Software — 4.9%
Cerence, Inc.†	27,354	$2,940,829
Confluent, Inc., Class A†	1,213	47,537
Microsoft Corp.	25,100	7,151,241

		10,139,607

Cable/Satellite TV — 1.2%
Comcast Corp., Class A	17,800	1,047,174
Shaw Communications, Inc., Class B	47,300	1,381,542

		2,428,716

Cellular Telecom — 0.0%
T-Mobile US, Inc.†	500	72,010

Commercial Services — 0.0%
Legalzoom.com, Inc.†	2,082	76,576

Computer Aided Design — 3.3%
Synopsys, Inc.†	24,012	6,915,216

Computer Data Security — 3.2%
Clear Sale SA†	72,522	396,847
CyberArk Software, Ltd.†	4,200	596,526
Fortinet, Inc.†	14,108	3,840,762
McAfee Corp., Class A	53,143	1,438,581
Tenable Holdings, Inc.†	8,991	384,815

		6,657,531

Computer Services — 0.4%
DXC Technology Co.†	20,800	831,584

Computer Software — 4.6%
Cornerstone OnDemand, Inc.†	18,135	869,392
CS Disco, Inc.†	4,512	186,481
Dropbox, Inc., Class A†	159,182	5,012,641
SentinelOne, Inc., Class A†	10,045	495,319
Splunk, Inc.†	1,400	198,772
Xperi Holding Corp.	130,489	2,710,257

		9,472,862

Computers — 8.0%
Apple, Inc.	74,912	10,926,664
Dell Technologies, Inc., Class C†	28,893	2,791,642
HP, Inc.	97,641	2,818,896

		16,537,202

Computers-Memory Devices — 4.4%
NetApp, Inc.	56,900	4,528,671
Western Digital Corp.†	70,318	4,565,748

		9,094,419

Computers-Other — 1.0%
Lumentum Holdings, Inc.†	23,425	1,967,466

Data Processing/Management — 1.8%
Fidelity National Information Services, Inc.	12,400	1,848,220
Fiserv, Inc.†	16,301	1,876,408

		3,724,628

E-Commerce/Products — 2.6%
eBay, Inc.	78,116	5,328,292

E-Commerce/Services — 0.2%
Marqeta, Inc., Class A†	15,642	419,675

Educational Software — 0.3%
PowerSchool Holdings, Inc., Class A†	35,725	659,126

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 1.4%
Advanced Energy Industries, Inc.	28,768	$2,984,680

Electronic Components-Semiconductors — 15.1%
Broadcom, Inc.	16,313	7,918,330
Intel Corp.	27,829	1,494,974
Marvell Technology, Inc.	104,208	6,305,626
Micron Technology, Inc.†	53,644	4,161,701
Qorvo, Inc.†	7,225	1,369,788
Rambus, Inc.†	39,000	922,740
SMART Global Holdings, Inc.†	29,050	1,360,702
Synaptics, Inc.†	50,017	7,598,583

		31,132,444

Enterprise Software/Service — 3.0%
Cognyte Software, Ltd.†	12,095	314,107
Intapp, Inc.†	12,261	415,648
Oracle Corp.	26,600	2,317,924
SailPoint Technologies Holding, Inc.†	12,350	617,376
salesforce.com, Inc.†	7,783	1,882,941
Verint Systems, Inc.†	12,695	541,696

		6,089,692

Entertainment Software — 1.0%
Activision Blizzard, Inc.	24,937	2,085,232

Finance-Credit Card — 3.4%
Pagseguro Digital, Ltd., Class A†	34,030	1,886,623
Visa, Inc., Class A	20,875	5,143,391

		7,030,014

Human Resources — 0.1%
First Advantage Corp.†	14,830	290,816

Internet Application Software — 0.2%
Zendesk, Inc.†	3,600	469,908

Internet Content-Entertainment — 0.2%
Twitter, Inc.†	7,200	502,200

Internet Infrastructure Software — 1.5%
F5 Networks, Inc.†	14,900	3,076,999

Internet Security — 3.3%
NortonLifeLock, Inc.	130,378	3,235,982
Palo Alto Networks, Inc.†	8,923	3,560,723

		6,796,705

Machinery-Electrical — 1.7%
Bloom Energy Corp., Class A†	165,540	3,608,772

Medical-Biomedical/Gene — 0.4%
Eiger BioPharmaceuticals, Inc.†	93,825	746,847

Networking Products — 2.0%
Arista Networks, Inc.†	3,749	1,426,082
Cisco Systems, Inc.	21,000	1,162,770
Telefonaktiebolaget LM Ericsson ADR	139,600	1,609,588

		4,198,440

Semiconductor Components-Integrated Circuits — 4.8%
Analog Devices, Inc.	13,946	2,334,839
Maxim Integrated Products, Inc.	24,400	2,437,804
NXP Semiconductors NV	15,000	3,095,850
Renesas Electronics Corp.†	184,900	2,002,451

		9,870,944

Semiconductor Equipment — 15.4%
Applied Materials, Inc.	55,921	7,825,025
Lam Research Corp.	23,507	14,983,597

32

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductor Equipment (continued)
Teradyne, Inc.	70,178	$8,912,606

		31,721,228

Telecommunication Equipment — 1.2%
Plantronics, Inc.†	79,217	2,470,778

Web Hosting/Design — 1.4%
GoDaddy, Inc., Class A†	34,839	2,921,250

Web Portals/ISP — 6.8%
Alphabet, Inc., Class A†	3,375	9,094,039
Alphabet, Inc., Class C†	1,821	4,924,749

		14,018,788

Total Long-Term Investment Securities (cost $127,835,077)		204,340,647

REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/30/2021, to be repurchased 08/02/2021 in the amount of $2,830,000 and collateralized by $2,960,800 of United States Treasury Notes, bearing interest at 0.50% due 10/31/2027 and having an approximate value of $2,886,624 (cost $2,830,000)	$2,830,000	2,830,000

TOTAL INVESTMENTS (cost $130,665,077)(1)	100.2%	207,170,647
Liabilities in excess of other assets	(0.2)	(466,330)

NET ASSETS	100.0%	$206,704,317

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$202,338,196	$2,002,451	**	$—	$204,340,647
Repurchase Agreements	—	2,830,000		—	2,830,000

Total Investments at Value	$202,338,196	$4,832,451		$—	$207,170,647

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

33

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Commercial Paper	61.9%
SupraNational Banks	16.0
Banks-Commercial	6.6
United States Treasury Notes	6.5
Banks-Special Purpose	3.9
Sovereign Agency	1.2
Certificates of Deposit	1.2
Banks-Export/Import	1.2
Auto-Cars/Light Trucks	0.7
Short-Term Investment Securities	0.6
Computers	0.3
Registered Investment Companies	0.2

100.3%

Credit Quality†#

Aaa	56.4%
Aa	23.3
A	8.7
Not Rated@	11.6

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

34

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 1.0%
Auto-Cars/Light Trucks — 0.7%
Toyota Motor Credit Corp. FRS Senior Notes 0.29% (3 ML+0.13%) due 08/13/2021	$2,830,000	$2,830,174

Computers — 0.3%
Apple, Inc. FRS Senior Notes 0.66% (3 ML+0.50%) due 02/09/2022	1,005,000	1,007,508

Total U.S. Corporate Bonds & Notes (cost $3,835,081)		3,837,682

FOREIGN CORPORATE BONDS & NOTES — 27.7%
Banks-Commercial — 6.6%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.02% (3 ML+0.87%) due 11/23/2021	2,000,000	2,005,204
Bank of Montreal FRS Senior Notes 0.25% (SOFR+0.20%) due 02/11/2022	1,500,000	1,500,587
Bank of Nova Scotia FRS Senior Notes 0.20% (SOFR+0.15%) due 08/19/2022	7,000,000	6,999,075
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021	3,250,000	3,256,630
Toronto-Dominion Bank FRS Senior Notes 0.26% (SOFR+0.22%) due 06/02/2023	6,000,000	6,005,900
Toronto-Dominion Bank FRS Senior Notes 0.29% (SOFR+0.24%) due 01/06/2023	3,879,000	3,882,252
Westpac Banking Corp. FRS Senior Notes 0.22% (SOFR+0.17%) due 04/19/2022	1,000,000	1,000,282
Westpac Banking Corp. FRS Senior Notes 1.00% (3 ML+0.85%) due 08/19/2021	2,000,000	2,000,812

		26,650,742

Banks-Export/Import — 1.2%
Swedish Export Credit Corp. FRS Senior Notes 0.24% (3 ML+0.12%) due 12/13/2021	700,000	700,265
Swedish Export Credit Corp. FRS Senior Notes 1.04% (SOFR+1.00%) due 05/25/2023	1,000,000	1,015,382
Swedish Export Credit Corp. FRS Senior Notes 1.05% (SOFR+1.00%) due 12/19/2022	3,000,000	3,036,150

		4,751,797

Security Description	Principal Amount	Value (Note 2)
Banks-Special Purpose — 3.9%
Landeskreditbank Baden-Wuerttemberg Foerderbank FRS Government Guar. Notes 0.40% (SOFR+0.35%) due 03/15/2022	$11,800,000	$11,816,284
Nederlandse Waterschapsbank NV FRS Senior Notes 0.19% (3 ML+0.07%) due 12/15/2021*	4,000,000	4,000,799

		15,817,083

SupraNational Banks — 16.0%
African Development Bank FRS Senior Notes 0.13% (3 ML+0.01%) due 12/15/2021	4,100,000	4,100,362
Asian Development Bank FRS Senior Notes 0.13% (3 ML+0.01%) due 12/15/2021	11,500,000	11,502,076
EUROFIMA FRS Senior Notes 0.22% (3ML+0.10%) due 03/11/2022	2,000,000	2,000,940
EUROFIMA FRS Senior Notes 0.25% (3 ML+0.09%) due 11/15/2021	7,700,000	7,701,771
European Bank for Reconstruction & Development FRS Senior Notes 0.29% (SOFR+0.26%) due 08/19/2022	6,625,000	6,636,925
European Bank for Reconstruction & Development FRS Senior Notes 0.31% (SOFR+0.26%) due 03/13/2023	840,000	842,058
Inter-American Development Bank FRS Senior Notes 0.11% (3 ML - 0.02%) due 10/25/2021	2,000,000	2,000,004
Inter-American Development Bank FRS Senior Notes 0.13% (3 ML+0.00%) due 01/15/2022	20,000	20,000
Inter-American Development Bank FRS Senior Notes 0.31% (SOFR+0.26%) due 09/16/2022	6,445,000	6,457,439
Inter-American Investment Corp. FRS Senior Notes 0.21% (3 ML+0.09%) due 10/12/2021	11,250,000	11,251,215
International Bank for Reconstruction & Development FRS Senior Notes 0.18% (SOFR+0.13%) due 01/13/2023	5,500,000	5,502,420
International Finance Corp. FRS Senior Notes 0.14% (SOFR+.09%) due 06/30/2023	3,000,000	3,000,000

35

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks (continued)
International Finance Corp. FRS Senior Notes 0.22% (1 ML+0.13%) due 08/23/2021	$3,000,000	$3,000,181

		64,015,391

Total Foreign Corporate Bonds & Notes (cost $111,217,404)		111,235,013

FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Sovereign Agency — 1.2%
Kommunalbanken AS FRS Senior Notes 0.23% (3 ML+0.08%) due 02/24/2022 (cost $5,001,101)	5,000,000	5,001,776

U.S. GOVERNMENT TREASURIES — 6.5%
United States Treasury Notes — 6.5%
United States Treasury Notes FRS 0.08% (3 M USBMMY+0.03%) due 04/30/2023 (cost $26,002,714)	26,000,000	26,003,025

Total Long-Term Investment Securities (cost $146,056,300)		146,077,496

SHORT-TERM INVESTMENT SECURITIES — 63.9%
Certificates of Deposit — 1.2%
Royal Bank of Canada FRS 0.17% (3 ML+0.05%) due 03/11/2022	5,000,000	5,000,954

Commercial Paper — 62.5%
Apple, Inc. 0.05% due 09/21/2021*	2,000,000	1,999,838
Apple, Inc. 0.05% due 09/24/2021*	3,000,000	2,999,734
Bank of Montreal FRS 0.17% (3 ML+0.04%) due 03/10/2022	2,000,000	2,000,136
Banque Et Caisse 0.07% due 10/19/2021	8,500,000	8,498,470
Banque Et Caisse 0.12% due 09/01/2021	3,250,000	3,249,762
BNG Bank NV 0.06% due 08/09/2021*	5,500,000	5,499,893
BNG Bank NV 0.06% due 08/10/2021*	6,000,000	5,999,872
Caisse des Depots et Consignations 0.06% due 08/05/2021*	3,500,000	3,499,954
Caisse des Depots et Consignations 0.06% due 08/06/2021*	1,250,000	1,249,981
Caisse des Depots et Consignations 0.09% due 10/20/2021*	4,750,000	4,748,950
Caisse des Depots et Consignations 0.09% due 10/27/2021*	750,000	749,815
Caisse des Depots et Consignations 0.14% due 01/04/2022*	750,000	749,605
Canadian Imperial Bank 0.14% due 12/01/2021*	7,500,000	7,497,391
Canadian Imperial Bank 0.17% due 09/14/2021*	4,000,000	3,999,617
CDP Financial, Inc. 0.09% due 10/29/2021*	8,000,000	7,997,998
CDP Financial, Inc. 0.10% due 11/09/2021*	1,750,000	1,749,544

Security Description	Principal Amount	Value (Note 2)
Commercial Paper (continued)
CDP Financial, Inc. 0.13% due 11/08/2021*	$1,250,000	$1,249,674
CDP Financial, Inc. 0.14% due 11/01/2021*	500,000	499,873
Chevron Corp. 0.04% due 09/16/2021*	3,000,000	2,999,680
Corpoerative Centrale 0.11% due 12/08/2021	5,000,000	4,998,290
Corpoerative Centrale 0.15% due 10/04/2021	1,000,000	999,868
Corpoerative Centrale 0.15% due 12/08/2021	4,500,000	4,498,461
Erste Abwicklungsanstalt 0.09% due 09/14/2021*	1,250,000	1,249,855
Erste Abwicklungsanstalt 0.10% due 10/01/2021*	1,750,000	1,749,691
Erste Abwicklungsanstalt 0.12% due 08/04/2021*	5,000,000	4,999,937
Erste Abwicklungsanstalt 0.15% due 08/20/2021*	1,500,000	1,499,918
European Investment Bank 0.06% due 09/16/2021	2,000,000	1,999,781
European Investment Bank 0.12% due 10/18/2021	9,500,000	9,497,952
Export Development Corp. 0.10% due 09/01/2021	500,000	499,972
FMS Wertmanagement 0.09% due 08/12/2021*	2,750,000	2,749,921
FMS Wertmanagement 0.11% due 11/02/2021*	1,500,000	1,499,592
FMS Wertmanagement 0.13% due 08/10/2021*	2,500,000	2,499,939
FMS Wertmanagement 0.17% due 08/04/2021*	5,000,000	4,999,944
KFW International Finance, Inc. 0.08% due 10/13/2021*	500,000	499,906
KFW International Finance, Inc. 0.09% due 11/02/2021*	5,500,000	5,498,665
Kingdom of Denmark 0.04% due 08/02/2021	500,000	499,998
Kingdom of Denmark 0.07% due 08/27/2021	6,000,000	5,999,720
Massachusetts Mutual Life Insurance Co. 0.05% due 08/05/2021*	7,260,000	7,259,915
National Australia Bank, Ltd. 0.07% due 08/03/2021*	1,250,000	1,249,989
National Securities Clearing Corp. 0.06% due 09/03/2021*	2,750,000	2,749,786
Nederlandse Waterschapsbank NV 0.10% due 10/04/2021*	400,000	399,925
Nederlandse Waterschapsbank NV 0.11% due 10/27/2021*	7,000,000	6,998,096
Nordea Bank Abp 0.07% due 09/15/2021*	3,000,000	2,999,687
Nordea Bank Abp 0.15% due 09/23/2021*	5,500,000	5,499,328
Novartis Finance Corp. 0.05% due 08/09/2021*	3,000,000	2,999,949
NRW.Bank 0.11% due 10/26/2021*	7,250,000	7,248,068
NRW.Bank 0.13% due 08/03/2021*	2,000,000	1,999,983

36

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
Ontario Teachers Finance Trust 0.10% due 10/13/2021*	$2,250,000	$2,249,695
Province of Alberta, Canada 0.07% due 08/24/2021*	4,000,000	3,999,767
Province of Alberta, Canada 0.11% due 11/19/2021*	1,000,000	999,689
Province of Alberta, Canada 0.14% due 12/07/2021*	1,500,000	1,499,420
Province of British Columbia, Canada 0.08% due 10/26/2021	600,000	599,869
PSP Capital, Inc. 0.11% due 10/14/2021*	2,000,000	1,999,641
PSP Capital, Inc. 0.12% due 08/05/2021*	2,250,000	2,249,974
PSP Capital, Inc. 0.13% due 08/03/2021*	1,500,000	1,499,988
PSP Capital, Inc. 0.13% due 08/05/2021*	750,000	749,991
PSP Capital, Inc. 0.15% due 11/10/2021*	3,500,000	3,499,009
PSP Capital, Inc. 0.16% due 10/14/2021*	1,500,000	1,499,731
Queensland Treasury Corp. 0.11% due 08/16/2021	2,750,000	2,749,922
Queensland Treasury Corp. 0.12% due 09/13/2021	5,000,000	4,999,625
Queensland Treasury Corp. 0.15% due 10/06/2021	2,500,000	2,499,702
Sanofi 0.06% due 09/21/2021*	750,000	749,934
Sanofi 0.06% due 09/23/2021*	4,750,000	4,749,565
Sanofi 0.07% due 09/21/2021*	1,000,000	999,912
Sanofi 0.07% due 09/28/2021*	5,000,000	4,999,500
Shell International Finance BV 0.23% due 08/23/2021*	3,000,000	2,999,846
Skandinaviska Enskilda Banken AG 0.17% due 12/01/2021	2,000,000	1,999,235
Skandinaviska Enskilda Banken AG 0.19% due 10/29/2021*	750,000	749,810
Skandinaviska Enskilda Banken AG 0.19% due 12/16/2021*	8,000,000	7,996,417
Svenska Handelsbanken AB 0.14% due 11/16/2021	2,250,000	2,249,319
Svenska Handelsbanken AB 0.17% due 12/03/2021	5,500,000	5,497,998
Svenska Handelsbanken AB 0.18% due 10/05/2021	500,000	499,921
Svenska Handelsbanken AB 0.18% due 11/09/2021	3,500,000	3,499,008
Swedbank AB 0.08% due 08/05/2021	2,000,000	1,999,980
Swedbank AB 0.12% due 10/28/2021	1,000,000	999,800
Swedbank AB 0.12% due 12/22/2021	6,000,000	5,997,390
Total Capital Canada, Ltd. 0.15% due 08/18/2021*	750,000	749,967
Total Capital Canada, Ltd. 0.18% due 08/03/2021*	5,000,000	4,999,952

Security Description	Principal Amount	Value (Note 2)
Commercial Paper (continued)
Westpac Banking Corp. FRS 0.18% (3 ML+0.01%) due 02/07/2022*	$5,000,000	$4,999,964

		250,719,464

Registered Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	786,822	786,822

Total Short-Term Investment Securities (cost $256,496,072)		256,507,240

TOTAL INVESTMENTS (cost $402,552,372)(2)	100.3%	402,584,736
Liabilities in excess of other assets	(0.3)	(1,232,256)

NET ASSETS	100.0%	$401,352,480

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $180,385,319 representing 44.9% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2021.
(2)	See Note 3 for cost of investments on a tax basis.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates as of July 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 M USBMMY — 3 Month U.S. Treasury Bill Money Market Yield

SOFR — Secured Overnight Financing Rate

37

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$3,837,682	$—	$3,837,682
Foreign Corporate Bonds & Notes	—	111,235,013	—	111,235,013
Foreign Government Obligations	—	5,001,776	—	5,001,776
U.S. Government Treasuries	—	26,003,025	—	26,003,025
Short-Term Investment Securities:
Registered Investment Companies	786,822	—	—	786,822
Other Short-Term Securities	—	255,720,418	—	255,720,418

Total Investments at Value	$786,822	$401,797,914	$—	$402,584,736

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

38

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Banks-Commercial	9.1%
Exchange-Traded Funds	8.3
Semiconductor Components-Integrated Circuits	6.4
Internet Content-Information/News	6.3
Electronic Components-Semiconductors	5.9
E-Commerce/Products	5.6
Oil Companies-Integrated	2.7
Auto-Cars/Light Trucks	2.2
Diversified Financial Services	1.7
Oil Refining & Marketing	1.7
Computer Services	1.7
U.S. Government Treasuries	1.4
Electronic Components-Misc.	1.3
Web Portals/ISP	1.2
Steel-Producers	1.2
Cellular Telecom	1.1
Real Estate Operations & Development	1.0
Insurance-Life/Health	1.0
Medical-Drugs	0.9
Metal-Iron	0.9
Chemicals-Diversified	0.9
Petrochemicals	0.9
Medical Labs & Testing Services	0.8
Telecom Services	0.7
Entertainment Software	0.7
Building Products-Cement	0.7
Retail-Apparel/Shoe	0.7
Medical-Biomedical/Gene	0.6
Internet Content-Entertainment	0.6
Insurance-Multi-line	0.6
Finance-Mortgage Loan/Banker	0.6
Food-Retail	0.6
Computers	0.5
Cosmetics & Toiletries	0.5
Electric-Integrated	0.5
Gold Mining	0.4
Gas-Distribution	0.4
Wireless Equipment	0.4
Electric-Generation	0.4
Retail-Restaurants	0.4
Metal-Diversified	0.4
Medical-Generic Drugs	0.4
Oil Companies-Exploration & Production	0.4
Brewery	0.4
Photo Equipment & Supplies	0.4
Building-Heavy Construction	0.4
Food-Dairy Products	0.4
Platinum	0.4
Agricultural Chemicals	0.4
Food-Misc./Diversified	0.3
Soap & Cleaning Preparation	0.3
Beverages-Non-alcoholic	0.3
Textile-Apparel	0.3
Audio/Video Products	0.3
E-Commerce/Services	0.3
Circuit Boards	0.3
Insurance-Property/Casualty	0.3
Finance-Other Services	0.3
Retail-Automobile	0.3
Retail-Drug Store	0.3
Airport Development/Maintenance	0.3

Auto/Truck Parts & Equipment-Original	0.2%
Transport-Marine	0.2
Real Estate Management/Services	0.2
Finance-Investment Banker/Broker	0.2
Power Converter/Supply Equipment	0.2
Retail-Hypermarkets	0.2
Tobacco	0.2
Non-Ferrous Metals	0.2
Coatings/Paint	0.2
Medical-Hospitals	0.2
Retail-Convenience Store	0.2
Hotels/Motels	0.2
Applications Software	0.2
Retail-Misc./Diversified	0.2
Auto-Heavy Duty Trucks	0.2
Metal-Aluminum	0.2
Rubber/Plastic Products	0.2
Food-Baking	0.2
Investment Companies	0.1
Coal	0.1
Retail-Discount	0.1
Diversified Operations	0.1
Chemicals-Plastics	0.1
Investment Management/Advisor Services	0.1
Building & Construction-Misc.	0.1
Machinery-General Industrial	0.1
Paper & Related Products	0.1
Energy-Alternate Sources	0.1
Enterprise Software/Service	0.1
Transport-Services	0.1
Finance-Consumer Loans	0.1
Banks-Regional	0.1
Computer Software	0.1
Finance-Leasing Companies	0.1
Diversified Minerals	0.1
Miscellaneous Manufacturing	0.1
Medical-HMO	0.1
Telephone-Integrated	0.1
Warehousing & Harbor Transportation Services	0.1
Appliances	0.1
Communications Software	0.1
Shipbuilding	0.1
Capacitors	0.1
Transport-Rail	0.1
Electric-Transmission	0.1
Food-Wholesale/Distribution	0.1
Food-Meat Products	0.1
Retail-Jewelry	0.1
Metal-Copper	0.1
Water	0.1
Rental Auto/Equipment	0.1
Motorcycle/Motor Scooter	0.1
Networking Products	0.1
Metal Processors & Fabrication	0.1
Semiconductor Equipment	0.1
Building & Construction Products-Misc.	0.1
Banks-Money Center	0.1
Independent Power Producers	0.1
Machinery-Construction & Mining	0.1
Cable/Satellite TV	0.1
Non-Hazardous Waste Disposal	0.1

39

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Food-Flour & Grain	0.1%
Medical Instruments	0.1
Computers-Periphery Equipment	0.1
Diversified Banking Institutions	0.1
Disposable Medical Products	0.1
Chemicals-Other	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Female Health Care Products	0.1
Advanced Materials	0.1
Medical-Wholesale Drug Distribution	0.1
Pastoral & Agricultural	0.1

89.7%

Country Allocation*

Cayman Islands	17.8%
Taiwan	12.4
South Korea	11.8
United States	10.1
India	8.9
China	5.8
Brazil	4.3
South Africa	3.2
Saudi Arabia	2.6
Russia	2.0
Mexico	1.7
Thailand	1.4
Malaysia	1.0
Hong Kong	1.0
Indonesia	0.9
United Arab Emirates	0.6
Poland	0.6
Qatar	0.6
Kuwait	0.5
Philippines	0.5
Bermuda	0.4
Chile	0.4
Netherlands	0.3
Turkey	0.2
Hungary	0.2
Luxembourg	0.2
Colombia	0.1
Czech Republic	0.1
Greece	0.1

89.7%

*	Calculated as a percentage of net assets

40

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 80.0%
Bermuda — 0.4%
Beijing Enterprises Water Group, Ltd.	46,000	$16,906
Brilliance China Automotive Holdings, Ltd.(1)	36,000	24,232
China Gas Holdings, Ltd.	36,000	111,663
China Resources Gas Group, Ltd.	12,000	73,963
COSCO SHIPPING Ports, Ltd.	26,000	18,559
Credicorp, Ltd.†	907	91,571
GOME Retail Holdings, Ltd.†	110,000	12,045
Hopson Development Holdings, Ltd.	12,000	39,809
Kunlun Energy Co., Ltd.	54,000	46,771
Nine Dragons Paper Holdings, Ltd.	25,000	31,544
Shenzhen International Holdings, Ltd.	12,000	15,850

		482,913

Brazil — 4.3%
Alpargatas SA (Preference Shares)†	1,700	16,797
AMBEV SA	64,100	204,795
Americanas SA†	4,870	45,911
Atacadao SA	2,500	9,115
B3 SA - Brasil Bolsa Balcao	85,200	249,470
Banco Bradesco SA	17,974	71,264
Banco Bradesco SA (Preference Shares)	67,469	314,141
Banco BTG Pactual SA	12,000	67,416
Banco do Brasil SA	11,000	66,804
Banco Santander Brasil SA	5,500	42,811
BB Seguridade Participacoes SA	8,600	35,287
Bradespar SA (Preference Shares)	2,900	41,182
BRF SA†	6,300	30,990
CCR SA	13,400	33,447
Centrais Eletricas Brasileiras SA	5,600	43,277
Cia Brasileira de Distribuicao†	1,741	10,373
Cia de Saneamento Basico do Estado de Sao Paulo	3,300	22,468
Cia Energetica de Minas Gerais (Preference Shares)	11,913	27,311
Cia Paranaense de Energia, Class B (Preference Shares)	8,050	9,459
Cia Siderurgica Nacional SA	9,400	84,376
Cosan SA	9,200	45,132
CPFL Energia SA	1,459	7,093
Energisa SA	1,500	12,312
Engie Brasil Energia SA	1,900	13,837
Equatorial Energia SA	10,000	46,465
Gerdau SA (Preference Shares)	13,900	82,200
Hapvida Participacoes e Investimentos SA*	14,000	38,251
Hypera SA	4,200	28,749
Itau Unibanco Holding SA (Preference Shares)	66,550	387,167
Itausa SA (Preference Shares)	58,880	126,278
JBS SA	13,700	84,306
Klabin SA†	8,700	40,859
Localiza Rent a Car SA	8,280	98,805
Lojas Americanas SA (Preference Shares)	11,500	15,655
Lojas Renner SA	10,100	80,090
Magazine Luiza SA	41,000	162,166
Multiplan Empreendimentos Imobiliarios SA	2,400	10,760
Natura & Co. Holding SA†	11,900	122,810
Notre Dame Intermedica Participacoes SA	7,000	107,522

Security Description	Shares	Value (Note 2)
Brazil (continued)
Petrobras Distribuidora SA	8,200	$44,603
Petroleo Brasileiro SA	51,800	273,508
Petroleo Brasileiro SA (Preference Shares)	66,600	344,109
Raia Drogasil SA	13,200	63,969
Rumo SA†	17,000	67,435
Sendas Distribuidora SA	1,741	28,975
Sul America SA	3,566	20,493
Suzano SA†	10,191	105,799
Telefonica Brasil SA	4,900	38,771
TIM SA	8,900	19,344
TOTVS SA	5,600	38,020
Ultrapar Participacoes SA	9,500	32,249
Vale SA	51,400	1,073,348
Via Varejo S/A†	15,900	38,435
WEG SA	23,600	161,812

		5,288,021

Cayman Islands — 17.8%
51job, Inc. ADR†	294	21,174
AAC Technologies Holdings, Inc.	9,500	56,954
Agile Group Holdings, Ltd.	18,000	19,707
Airtac International Group	2,000	64,530
Alibaba Group Holding, Ltd. ADR†	26,391	5,151,259
ANTA Sports Products, Ltd.	15,000	327,346
Autohome, Inc. ADR	772	34,972
Baidu, Inc. ADR†	3,841	629,962
BeiGene, Ltd. ADR†	600	189,954
Bosideng International Holdings, Ltd.	42,000	26,268
Chailease Holding Co., Ltd.†	16,423	136,144
China Aoyuan Group, Ltd.	16,000	10,227
China Conch Venture Holdings, Ltd.	22,500	82,378
China East Education Holdings, Ltd.*	6,500	7,582
China Feihe, Ltd.*	17,000	32,766
China Hongqiao Group, Ltd.	23,000	30,745
China Lesso Group Holdings, Ltd.	15,000	31,268
China Literature, Ltd.†*	4,200	38,948
China Medical System Holdings, Ltd.	16,000	32,521
China Mengniu Dairy Co., Ltd.	40,000	217,077
China Resources Cement Holdings, Ltd.	36,000	29,711
China Resources Land, Ltd.	46,000	154,092
China Yuhua Education Corp., Ltd.*	14,000	8,654
CIFI Holdings Group Co., Ltd.	50,000	30,166
Country Garden Holdings Co., Ltd.	113,000	110,583
Country Garden Services Holdings Co., Ltd.	20,689	168,017
Dali Foods Group Co., Ltd.*	27,500	14,901
ENN Energy Holdings, Ltd.	11,100	232,557
Gaotu Techedu, Inc. ADR†	1,011	3,225
GDS Holdings, Ltd. ADR†	1,222	72,049
Geely Automobile Holdings, Ltd.	82,000	274,328
Haidilao International Holding, Ltd.*	11,000	41,413
Haitian International Holdings, Ltd.	9,000	32,949
Hansoh Pharmaceutical Group Co., Ltd.*	16,000	57,435
Hello Group, Inc. ADR	1,846	22,872
Hengan International Group Co., Ltd.	9,000	53,577
Huazhu Group, Ltd. ADR†	2,224	100,036
Huya, Inc. ADR†	772	9,874
Innovent Biologics, Inc.†*	14,000	142,966
iQIYI, Inc. ADR†	3,642	40,645
JD Health International, Inc.†*	2,900	31,185
JD.com, Inc. ADR†	12,077	856,018

41

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands (continued)
JOYY, Inc. ADR	750	$40,087
Kaisa Group Holdings, Ltd.	37,000	10,047
KE Holdings, Inc. ADR†	1,300	28,587
Kingboard Holdings, Ltd.	10,500	55,066
Kingboard Laminates Holdings, Ltd.	16,000	32,075
Kingdee International Software Group Co., Ltd.†	34,000	106,624
Kingsoft Corp., Ltd.	12,000	55,967
Koolearn Technology Holding, Ltd.†*	2,000	1,245
KWG Group Holdings, Ltd.	18,500	20,298
Lee & Man Paper Manufacturing, Ltd.	18,000	13,453
Li Ning Co., Ltd.	30,000	317,093
Longfor Group Holdings, Ltd.*	26,000	121,562
Meituan, Class B†*	50,200	1,391,197
Microport Scientific Corp.	10,000	75,566
Minth Group, Ltd.	10,000	42,316
NetEase, Inc. ADR	5,770	589,752
New Oriental Education & Technology Group, Inc. ADR†	21,360	46,351
NIO, Inc. ADR†	17,829	796,600
Noah Holdings, Ltd. ADR†	401	15,479
Pinduoduo, Inc. ADR†	5,305	485,991
Ping An Healthcare and Technology Co., Ltd.†*	7,000	65,458
Seazen Group, Ltd.	28,000	20,888
Shenzhou International Group Holdings, Ltd.	11,700	259,174
Shimao Property Holdings, Ltd.	17,500	34,518
Silergy Corp.	1,000	135,473
Sino Biopharmaceutical, Ltd.	141,750	120,637
Sunny Optical Technology Group Co., Ltd.	10,000	303,101
TAL Education Group ADR†	5,319	32,286
Tencent Holdings, Ltd.	80,100	4,943,078
Tencent Music Entertainment Group ADR†	5,201	54,975
Tingyi Cayman Islands Holding Corp.	26,000	46,999
Tongcheng-Elong Holdings, Ltd.†	11,200	25,281
Topsports International Holdings, Ltd.*	17,000	23,762
Trip.com Group, Ltd. ADR†	6,529	169,297
Uni-President China Holdings, Ltd.	18,000	18,094
Vinda International Holdings, Ltd.	5,000	14,098
Vipshop Holdings, Ltd. ADR†	6,113	101,659
Want Want China Holdings, Ltd.	68,000	45,879
Weibo Corp. ADR†	688	38,803
Wuxi Biologics Cayman, Inc.†*	43,000	656,436
Xinyi Solar Holdings, Ltd.	58,000	116,610
Xpeng, Inc. ADR†	2,300	93,219
Yadea Group Holdings, Ltd.*	14,000	24,075
Yihai International Holding, Ltd.	7,000	42,144
Zai Lab, Ltd. ADR†	953	137,813
Zhen Ding Technology Holding, Ltd.	7,000	26,215
Zhenro Properties Group, Ltd.	23,000	12,850
Zhongsheng Group Holdings, Ltd.	8,000	73,668
ZTO Express Cayman, Inc. ADR	5,548	150,129

		21,661,010

Chile — 0.4%
Banco de Chile	582,395	53,337
Banco de Credito e Inversiones SA	608	25,077
Banco Santander Chile	824,433	40,685
Cencosud SA	17,694	32,092

Security Description	Shares	Value (Note 2)
Chile (continued)
Cencosud Shopping SA	4,118	$6,343
Cia Cervecerias Unidas SA	1,085	11,722
Colbun SA	108,744	15,905
Empresas CMPC SA	15,604	33,721
Empresas COPEC SA	5,516	47,609
Enel Americas SA	427,218	59,375
Enel Chile SA	259,527	13,471
Falabella SA	8,881	34,523
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,545	73,801

		447,661

China — 5.8%
3SBio, Inc.†*	13,000	10,847
A-Living Smart City Services Co., Ltd.*	6,000	23,028
Agricultural Bank of China, Ltd.	394,000	131,459
Air China, Ltd.†	20,000	12,841
AK Medical Holdings, Ltd.*	4,000	4,969
Aluminum Corp. of China, Ltd.†	34,000	20,649
Anhui Conch Cement Co., Ltd.	17,500	83,701
Bank of China, Ltd.	1,110,000	385,820
Bank of Communications Co., Ltd.	127,000	73,580
Baozun, Inc. ADR†	720	17,798
Beijing Capital International Airport Co., Ltd.†	24,000	13,777
Bilibili, Inc. ADR†	1,635	139,923
BYD Co., Ltd.	9,000	277,233
CanSino Biologics, Inc.†*	1,000	42,481
China Bohai Bank Co., Ltd.*	30,000	11,710
China Cinda Asset Management Co., Ltd.	87,000	14,793
China CITIC Bank Corp., Ltd.	125,000	55,959
China Communications Services Corp., Ltd.	24,000	10,291
China Construction Bank Corp.	1,343,000	937,601
China Everbright Bank Co., Ltd.	45,000	15,349
China Evergrande Group	25,000	16,934
China Galaxy Securities Co., Ltd.	39,500	20,649
China Huarong Asset Management Co., Ltd.(1)*	88,000	11,550
China International Capital Corp., Ltd.*	18,400	42,371
China Life Insurance Co., Ltd.	102,000	170,557
China Longyuan Power Group Corp. Ltd.	45,000	84,196
China Meidong Auto Holdings, Ltd.	8,000	43,172
China Merchants Bank Co., Ltd.	56,500	431,242
China Minsheng Banking Corp., Ltd.	80,000	32,543
China Molybdenum Co, Ltd.	42,000	30,841
China National Building Material Co., Ltd.	54,000	58,763
China Pacific Insurance Group Co., Ltd.	39,000	109,930
China Petroleum & Chemical Corp.	342,000	155,886
China Railway Group, Ltd.	43,000	19,932
China Shenhua Energy Co., Ltd.	49,000	92,876
China Southern Airlines Co., Ltd.†	20,000	10,534
China Tower Corp., Ltd.*	580,000	76,885
China Vanke Co., Ltd.	24,300	63,354
Chongqing Rural Commercial Bank Co., Ltd.	34,000	12,750
CITIC Securities Co., Ltd.	29,000	64,596
COSCO SHIPPING Holdings Co., Ltd.†	50,050	75,894
Dongfeng Motor Group Co., Ltd.	36,000	32,056
DouYu International Holdings, Ltd. ADR†	1,200	4,836

42

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
China (continued)
Fuyao Glass Industry Group Co., Ltd.*	6,800	$43,291
Genscript Biotech Corp.†	10,000	43,981
GF Securities Co., Ltd.	14,600	20,747
Great Wall Motor Co., Ltd.	44,500	214,297
Guangzhou Automobile Group Co., Ltd.	37,200	32,235
Guangzhou R&F Properties Co., Ltd.	26,000	22,790
Haier Smart Home Co., Ltd.	28,600	98,027
Haitong Securities Co., Ltd.	29,200	24,058
Hangzhou Tigermed Consulting Co., Ltd.*	1,700	32,972
Huaneng Power International, Inc.	48,000	16,321
Huatai Securities Co., Ltd.*	15,800	20,947
Industrial & Commercial Bank of China, Ltd.	851,000	473,376
Jiangsu Expressway Co., Ltd.	14,000	14,961
Jiangxi Copper Co., Ltd.	12,000	25,273
Jinxin Fertility Group, Ltd.*	18,000	34,021
Kingsoft Cloud Holdings, Ltd. ADR†	700	20,300
Legend Holdings Corp.*	4,455	6,360
Logan Property Holdings Co., Ltd.	22,000	23,472
Lufax Holding, Ltd. ADR†	2,200	16,500
Luye Pharma Group, Ltd.†*	12,500	6,731
New China Life Insurance Co., Ltd.	10,800	29,559
People’s Insurance Co. Group of China, Ltd.	104,000	32,281
PetroChina Co., Ltd.	304,000	126,520
Pharmaron Beijing Co., Ltd.*	1,800	39,463
PICC Property & Casualty Co., Ltd.	96,000	77,843
Ping An Insurance Group Co. of China, Ltd.	84,500	741,714
Poly Property Services Co., Ltd.	1,400	7,906
Postal Savings Bank of China Co., Ltd.*	133,000	85,936
Shandong Gold Mining Co., Ltd.*	6,500	11,536
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	64,579
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	59,763
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	12,412
Sinopharm Group Co., Ltd.	16,800	44,187
Smoore International Holdings, Ltd.*	7,000	30,179
Sunac China Holdings, Ltd.†	35,000	90,911
TravelSky Technology, Ltd.	12,000	20,485
Tsingtao Brewery Co., Ltd.	6,000	47,345
Weichai Power Co., Ltd.	25,000	54,736
WuXi AppTec Co., Ltd.*	4,896	108,967
Xinjiang Goldwind Science & Technology Co., Ltd.	9,400	17,620
Yanzhou Coal Mining Co., Ltd.	26,000	38,642
Zhaojin Mining Industry Co., Ltd.	9,500	9,312
Zhejiang Expressway Co., Ltd.	18,000	15,212
ZhongAn Online P&C Insurance Co., Ltd.†*	4,900	26,551
Zijin Mining Group Co., Ltd.	82,000	116,992
Zoomlion Heavy Industry Science and Technology Co., Ltd.	17,200	14,814

		7,062,281

Colombia — 0.1%
Bancolombia SA	3,585	25,052
Bancolombia SA (Preference Shares)	5,647	40,481
Ecopetrol SA	82,950	56,320

Security Description	Shares	Value (Note 2)
Colombia (continued)
Grupo de Inversiones Suramericana SA	2,632	$11,742
Interconexion Electrica SA ESP	6,010	33,816

		167,411

Czech Republic — 0.1%
CEZ AS	3,035	84,218
Komercni banka AS†	1,302	48,382
Moneta Money Bank AS†*	7,476	30,391

		162,991

Greece — 0.1%
Hellenic Telecommunications Organization SA	2,692	49,088
JUMBO SA	1,014	16,096
OPAP SA	2,396	34,584

		99,768

Hong Kong — 1.0%
Alibaba Health Information Technology, Ltd.†	56,000	87,152
Alibaba Pictures Group, Ltd.†	160,000	19,382
Beijing Enterprises Holdings, Ltd.	6,000	18,647
BYD Electronic International Co., Ltd.	9,500	48,112
China Education Group Holdings, Ltd.	9,000	16,341
China Everbright Environment Group, Ltd.	45,000	24,391
China Everbright, Ltd.	8,000	8,810
China Merchants Port Holdings Co., Ltd.	16,430	22,909
China Resources Beer Holdings Co., Ltd.	22,000	165,020
China Resources Power Holdings Co., Ltd.	28,000	48,229
China Taiping Insurance Holdings Co., Ltd.	21,600	30,384
China Traditional Chinese Medicine Holdings Co., Ltd.†	32,000	19,993
CITIC, Ltd.	78,000	84,442
CSPC Pharmaceutical Group, Ltd.	122,320	165,288
Fosun International, Ltd.	37,000	49,012
Guangdong Investment, Ltd.	38,000	53,268
Hua Hong Semiconductor, Ltd.†*	6,000	37,934
Hutchmed China, Ltd. ADR†	907	38,139
Lenovo Group, Ltd.	106,000	99,126
Shenzhen Investment, Ltd.	52,000	14,603
Sinotruk Hong Kong, Ltd.	9,000	15,558
SSY Group, Ltd.	12,000	7,725
Sun Art Retail Group, Ltd.†	21,000	13,062
Wharf Holdings, Ltd.	20,000	67,857
Yuexiu Property Co., Ltd.	28,000	26,131

		1,181,515

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC†	6,654	53,026
OTP Bank Nyrt†	3,169	170,895
Richter Gedeon Nyrt	1,902	52,223

		276,144

India — 8.9%
ACC, Ltd.	753	24,288
Adani Green Energy, Ltd.†	5,415	64,297
Adani Ports & Special Economic Zone, Ltd.	6,474	59,027
Ambuja Cements, Ltd.	9,795	54,273
Apollo Hospitals Enterprise, Ltd.	1,102	59,714
Asian Paints, Ltd.	5,198	206,831

43

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
India (continued)
Aurobindo Pharma, Ltd.	3,893	$48,074
Avenue Supermarts, Ltd.†*	2,121	99,898
Axis Bank, Ltd.†	30,995	295,892
Bajaj Auto, Ltd.	798	41,306
Bajaj Finance, Ltd.	3,701	311,377
Bajaj Finserv, Ltd.	487	93,210
Balkrishna Industries, Ltd.	1,036	33,181
Bandhan Bank, Ltd.*	9,067	35,661
Berger Paints India, Ltd.	2,613	29,676
Bharat Forge, Ltd.	2,445	25,480
Bharat Petroleum Corp., Ltd.	8,336	49,934
Bharti Airtel, Ltd.	16,795	127,823
Biocon, Ltd.†	5,155	26,786
Britannia Industries, Ltd.	1,420	65,413
Cipla, Ltd.†	6,084	75,240
Coal India, Ltd.	16,454	31,882
Colgate-Palmolive India, Ltd.	1,376	31,533
Container Corp. Of India, Ltd.	2,762	23,949
Dabur India, Ltd.	6,181	49,995
Divi’s Laboratories, Ltd.†	1,768	116,275
DLF, Ltd.	7,657	34,796
Dr Reddy’s Laboratories, Ltd.	1,567	99,071
Eicher Motors, Ltd.†	1,700	57,890
GAIL India, Ltd.	19,406	36,525
Godrej Consumer Products, Ltd.†	5,234	69,940
Grasim Industries, Ltd.	3,820	80,045
Havells India, Ltd.	2,980	47,044
HCL Technologies, Ltd.	14,941	205,425
HDFC Asset Management Co., Ltd.*	489	18,790
HDFC Life Insurance Co., Ltd.*	9,372	83,821
Hero MotoCorp, Ltd.	1,510	56,279
Hindalco Industries, Ltd.	19,529	117,672
Hindustan Petroleum Corp., Ltd.	8,320	29,245
Hindustan Unilever, Ltd.	11,318	356,121
Housing Development Finance Corp., Ltd.	23,500	774,787
ICICI Bank, Ltd.	58,060	533,744
ICICI Lombard General Insurance Co., Ltd.*	2,658	52,758
ICICI Prudential Life Insurance Co., Ltd.*	4,024	34,233
Indian Oil Corp., Ltd.	24,051	33,514
Indraprastha Gas, Ltd.	3,557	26,769
Indus Towers, Ltd.	2,878	8,628
Info Edge India, Ltd.	950	66,421
Infosys, Ltd.	47,367	1,032,708
InterGlobe Aviation, Ltd.†*	1,191	26,448
Ipca Laboratories, Ltd.	835	23,435
ITC, Ltd.	39,837	110,002
JSW Steel, Ltd.	10,169	100,994
Jubilant Foodworks, Ltd.†	1,017	51,618
Kotak Mahindra Bank, Ltd.†	7,612	170,043
Larsen & Toubro Infotech, Ltd.*	701	44,324
Larsen & Toubro, Ltd.	9,173	198,144
Lupin, Ltd.	2,736	40,919
Mahindra & Mahindra, Ltd.	10,685	107,064
Marico, Ltd.	6,506	47,853
Maruti Suzuki India, Ltd.	1,810	170,556
Motherson Sumi Systems, Ltd.†	15,497	49,002
MRF, Ltd.	17	18,318
Muthoot Finance, Ltd.	1,484	31,053
Nestle India, Ltd.	455	108,587

Security Description	Shares	Value (Note 2)
India (continued)
NTPC, Ltd.	58,804	$94,298
Oil & Natural Gas Corp., Ltd.	35,442	54,875
Page Industries, Ltd.	62	26,208
Petronet LNG, Ltd.	9,779	28,892
PI Industries, Ltd.	1,010	40,184
Pidilite Industries, Ltd.	1,642	50,485
Piramal Enterprises, Ltd.	997	31,196
Power Grid Corp. of India, Ltd. (Bonus Shares)†	8,844	20,338
Power Grid Corp. of India, Ltd.	26,532	61,015
REC, Ltd.	9,154	18,761
Reliance Industries, Ltd.	39,766	1,091,034
SBI Life Insurance Co., Ltd.*	4,961	74,204
Shree Cement, Ltd.	127	48,253
Shriram Transport Finance Co., Ltd.	2,349	44,115
Siemens, Ltd.	567	14,892
State Bank of India	23,858	138,758
Sun Pharmaceutical Industries, Ltd.	11,173	116,233
Tata Consultancy Services, Ltd.	12,958	552,006
Tata Consumer Products, Ltd.	8,350	84,864
Tata Motors, Ltd.†	22,179	88,048
Tata Steel, Ltd.	8,575	165,807
Tech Mahindra, Ltd.	8,265	134,150
Titan Co., Ltd.	4,707	108,999
Torrent Pharmaceuticals, Ltd.	542	22,404
Trent, Ltd.	1,848	23,099
UltraTech Cement, Ltd.	1,535	157,529
United Spirits, Ltd.†	2,861	24,711
UPL, Ltd.	6,028	65,517
Vedanta, Ltd.	23,402	94,477
Wipro, Ltd.	15,391	121,417
Yes Bank, Ltd.†	111,453	19,252
Zee Entertainment Enterprises, Ltd.	10,513	28,722

		10,880,344

Indonesia — 0.9%
Adaro Energy Tbk PT	183,600	16,985
Astra International Tbk PT	260,900	85,185
Bank Central Asia Tbk PT	135,900	280,543
Bank Mandiri Persero Tbk PT	251,000	99,169
Bank Negara Indonesia Persero Tbk PT	90,600	29,920
Bank Rakyat Indonesia Persero Tbk PT	761,000	195,409
Barito Pacific Tbk PT	305,700	20,544
Charoen Pokphand Indonesia Tbk PT	92,900	39,432
Gudang Garam Tbk PT	4,500	10,218
Indah Kiat Pulp & Paper Corp. PT	36,200	17,050
Indocement Tunggal Prakarsa Tbk PT	14,800	9,021
Indofood CBP Sukses Makmur Tbk PT	20,800	11,693
Indofood Sukses Makmur Tbk PT	47,000	19,768
Kalbe Farma Tbk PT	224,100	19,545
Merdeka Copper Gold Tbk PT†	115,100	23,634
Perusahaan Gas Negara Tbk PT†	109,100	7,370
Sarana Menara Nusantara Tbk PT	189,300	19,195
Semen Indonesia Persero Tbk PT	34,700	18,505
Telekomunikasi Indonesia Persero Tbk PT	646,400	144,988
Unilever Indonesia Tbk PT	91,400	26,782
United Tractors Tbk PT	23,600	31,948

		1,126,904

Kuwait — 0.5%
Agility Public Warehousing Co. KSCP	10,907	35,798
Boubyan Bank KSCP†	13,960	37,166
Gulf Bank KSCP	11,464	9,141

44

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Kuwait (continued)
Kuwait Finance House KSCP	64,659	$168,925
Mabanee Co KPSC	4,635	11,134
Mobile Telecommunications Co. KSCP	29,805	58,626
National Bank of Kuwait SAKP	94,005	279,692

		600,482

Luxembourg — 0.2%
Allegro.eu SA†*	3,226	55,344
Globant SA†	490	117,188
Reinet Investments SCA	1,465	28,551

		201,083

Malaysia — 1.0%
AMMB Holdings Bhd	15,800	10,670
Axiata Group Bhd	30,600	27,046
CIMB Group Holdings Bhd	84,200	88,743
Dialog Group Bhd	47,800	31,153
DiGi.Com Bhd	32,000	31,475
Gamuda Bhd†	17,900	11,888
Genting Bhd	23,000	25,669
Genting Malaysia Bhd	28,800	18,836
HAP Seng Consolidated Bhd	4,900	8,945
Hartalega Holdings Bhd	23,300	38,854
Hong Leong Bank Bhd	8,500	36,255
Hong Leong Financial Group Bhd	2,500	10,198
IHH Healthcare Bhd	22,700	30,371
IOI Corp. Bhd	27,900	24,135
Kossan Rubber Industries	15,600	12,779
Kuala Lumpur Kepong Bhd	4,800	21,070
Malayan Banking Bhd	53,700	101,927
Malaysia Airports Holdings Bhd†	10,000	13,698
Maxis Bhd	24,800	25,039
MISC Bhd	15,100	23,991
Nestle Malaysia Bhd	600	18,915
Petronas Chemicals Group Bhd	30,400	57,917
Petronas Dagangan Bhd	3,700	16,134
Petronas Gas Bhd	9,400	33,946
PPB Group Bhd	8,200	35,180
Press Metal Aluminium Holdings Bhd	32,400	37,006
Public Bank Bhd	199,600	188,268
QL Resources Bhd	11,600	15,531
RHB Bank Bhd	19,700	23,854
Sime Darby Bhd	26,300	13,399
Sime Darby Plantation Bhd	23,000	18,578
Supermax Corp. Bhd	19,600	15,188
Telekom Malaysia Bhd	11,600	16,337
Tenaga Nasional Bhd	27,300	62,381
Top Glove Corp. Bhd	68,500	64,604
Westports Holdings Bhd	6,200	5,965

		1,215,945

Mexico — 1.7%
Alfa SAB de CV, Class A	36,300	27,463
America Movil SAB de CV, Series L	463,800	387,932
Arca Continental SAB de CV	4,600	28,074
Becle SAB de CV	7,079	17,631
Cemex SAB de CV CPO†	206,400	167,971
Coca-Cola Femsa SAB de CV	4,975	28,116
Fibra Uno Administracion SA de CV	37,300	40,586
Fomento Economico Mexicano SAB de CV	26,100	227,497
Gruma SAB de CV, Class B	2,775	29,919

Security Description	Shares	Value (Note 2)
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	$54,908
Grupo Aeroportuario del Sureste SAB de CV, Class B†	2,495	45,144
Grupo Bimbo SAB de CV, Class A	21,400	49,151
Grupo Carso SAB de CV, Class A1	4,600	14,914
Grupo Financiero Banorte SAB de CV, Class O	35,400	229,014
Grupo Financiero Inbursa SAB de CV, Class O†	27,200	26,194
Grupo Mexico SAB de CV, Class B	42,700	195,586
Grupo Televisa SAB CPO	30,800	83,443
Industrias Penoles SAB de CV†	1,630	22,851
Infraestructura Energetica Nova SAB de CV†	5,400	21,184
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	28,054
Megacable Holdings SAB de CV	2,700	9,508
Orbia Advance Corp SAB de CV	12,000	32,703
Promotora y Operadora de Infraestructura SAB de CV	2,130	16,087
Telesites SAB de CV†	14,700	12,229
Wal-Mart de Mexico SAB de CV	70,300	231,599

		2,027,758

Netherlands — 0.3%
X5 Retail Group NV GDR	1,555	50,375
Yandex NV, Class A†	4,192	284,762

		335,137

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR†	2,325	19,204

Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	21,390	16,100
Aboitiz Power Corp.	10,600	4,924
Ayala Corp.	3,755	54,842
Ayala Land, Inc.	108,400	70,868
Bank of the Philippine Islands	23,440	37,742
BDO Unibank, Inc.	24,700	50,409
Globe Telecom, Inc.	345	12,849
GT Capital Holdings, Inc.	837	9,105
International Container Terminal Services, Inc.	11,660	36,289
JG Summit Holdings, Inc.	39,165	43,874
Jollibee Foods Corp.	4,780	18,167
Manila Electric Co.	1,950	10,343
Megaworld Corp.	126,200	7,000
Metro Pacific Investments Corp.	157,000	11,007
Metropolitan Bank & Trust Co.	18,723	16,118
PLDT, Inc.	1,155	28,326
SM Investments Corp.	3,160	57,578
SM Prime Holdings, Inc.	135,200	85,092
Universal Robina Corp.	10,620	26,919

		597,552

Poland — 0.6%
Bank Polska Kasa Opieki SA†	2,138	52,156
CD Projekt SA	878	42,115
Cyfrowy Polsat SA	3,958	35,097
Dino Polska SA†*	661	52,900
KGHM Polska Miedz SA	1,972	99,620
LPP SA	16	57,421
Orange Polska SA†	4,100	8,153

45

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Poland (continued)
PGE Polska Grupa Energetyczna SA†	10,070	$22,690
Polski Koncern Naftowy Orlen SA	4,160	78,797
Polskie Gornictwo Naftowe I Gazownictwo SA	27,552	44,957
Powszechna Kasa Oszczednosci Bank Polski SA†	11,583	113,707
Powszechny Zaklad Ubezpieczen SA†	7,578	73,964
Santander Bank Polska SA†	376	25,016

		706,593

Qatar — 0.6%
Barwa Real Estate Co.	17,839	14,989
Commercial Bank PQSC	21,100	31,886
Industries Qatar QSC	24,538	89,922
Masraf Al Rayan QSC	39,477	46,791
Mesaieed Petrochemical Holding Co.	45,719	24,027
Ooredoo Q.P.S.C.	6,504	12,647
Qatar Electricity & Water Co. QSC	4,301	19,486
Qatar Fuel QSC	6,324	31,142
Qatar Gas Transport Co., Ltd.	36,420	30,397
Qatar International Islamic Bank QSC	6,733	17,011
Qatar Islamic Bank SAQ	13,064	61,861
Qatar National Bank Q.P.S.C.	59,947	299,613

		679,772

Romania — 0.0%
NEPI Rockcastle PLC	5,148	34,802

Russia — 2.0%
Gazprom PJSC ADR	84,529	658,012
Lukoil PJSC ADR	6,093	522,204
Magnit PJSC GDR	5,910	86,413
MMC Norilsk Nickel PJSC ADR	9,367	323,871
Mobile TeleSystems PJSC ADR	5,342	45,888
Novatek PJSC GDR	1,352	300,816
PhosAgro PJSC GDR	3,183	60,588
Rosneft PJSC GDR	19,711	145,040
Severstal PAO GDR	4,671	115,004
Surgutneftegas PJSC ADR	17,377	76,196
Tatneft PJSC ADR	2,926	116,625

		2,450,657

Saudi Arabia — 2.6%
Abdullah Al Othaim Markets Co.	489	15,363
Advanced Petrochemical Co.	1,314	26,069
Al Rajhi Bank	17,257	510,674
Alinma Bank	10,548	61,016
Almarai Co. JSC	3,390	53,049
Arab National Bank	7,328	43,960
Bank Al-Jazira†	3,232	16,695
Bank AlBilad†	4,809	47,044
Banque Saudi Fransi	7,816	76,987
Bupa Arabia for Cooperative Insurance Co.	769	28,298
Co. for Cooperative Insurance	592	13,304
Dar Al Arkan Real Estate Development Co.†	5,111	14,361
Dr. Sulaiman Al Habib Medical Services Group Co.	739	33,782
Emaar Economic City†	3,631	13,160
Etihad Etisalat Co.	5,135	44,013
Jarir Marketing Co.	640	34,331

Security Description	Shares	Value (Note 2)
Saudi Arabia (continued)
Mobile Telecommunications Co. Saudi Arabia†	5,130	$19,416
National Industrialization Co.†	2,777	16,018
Rabigh Refining & Petrochemical Co.†	2,559	17,701
Riyad Bank	18,467	128,963
SABIC Agri-Nutrients Co.	2,583	88,560
Sahara International Petrochemical Co.	3,810	34,063
Saudi Arabian Mining Co.†	4,714	87,960
Saudi Arabian Oil Co.*	31,949	296,742
Saudi Basic Industries Corp.	12,362	398,781
Saudi British Bank†	10,662	87,522
Saudi Cement Co.	623	10,779
Saudi Electricity Co.	11,038	76,221
Saudi Industrial Investment Group	2,407	23,716
Saudi Kayan Petrochemical Co.†	10,442	53,883
Saudi National Bank	30,178	442,401
Saudi Telecom Co.	8,097	289,201
Savola Group	3,609	41,281
Yanbu National Petrochemical Co.	3,335	60,911

		3,206,225

Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	18,442

South Africa — 3.2%
Absa Group, Ltd.†	9,656	89,833
African Rainbow Minerals, Ltd.	1,413	28,833
Anglo American Platinum, Ltd.	710	92,848
AngloGold Ashanti, Ltd.	5,570	111,809
Aspen Pharmacare Holdings, Ltd.†	4,858	59,804
Bid Corp., Ltd.†	4,316	94,701
Bidvest Group, Ltd.	3,426	46,697
Capitec Bank Holdings, Ltd.	933	103,618
Clicks Group, Ltd.	3,106	56,163
Discovery, Ltd.†	5,518	44,239
Exxaro Resources, Ltd.	3,710	45,913
FirstRand, Ltd.	64,906	240,596
Gold Fields, Ltd.	11,884	117,215
Growthpoint Properties, Ltd.	38,120	38,362
Harmony Gold Mining Co., Ltd.	6,594	27,021
Impala Platinum Holdings, Ltd.	10,887	196,201
Kumba Iron Ore, Ltd.	844	44,823
Mr. Price Group, Ltd.	3,088	45,856
MTN Group, Ltd.†	22,749	163,473
MultiChoice Group, Ltd.	5,919	49,056
Naspers, Ltd., Class N	6,048	1,164,017
Nedbank Group, Ltd.†	4,759	54,944
Northam Platinum, Ltd.†	4,767	75,184
Old Mutual, Ltd.	61,491	54,124
Rand Merchant Investment Holdings, Ltd.	10,340	21,943
Remgro, Ltd.	5,915	44,925
Sanlam, Ltd.	23,915	94,409
Sasol, Ltd.†	7,454	111,555
Shoprite Holdings, Ltd.	6,487	70,964
Sibanye Stillwater, Ltd.	30,876	134,342
SPAR Group, Ltd.	2,090	26,194
Standard Bank Group, Ltd.	17,725	149,368
Tiger Brands, Ltd.	2,003	26,376
Vodacom Group, Ltd.	8,572	76,435
Woolworths Holdings, Ltd.†	11,889	45,219

		3,847,060

46

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Korea — 11.8%
Alteogen, Inc.†	361	$25,164
Amorepacific Corp.	423	81,519
AMOREPACIFIC Group	279	13,981
BGF retail Co., Ltd.	54	7,587
Celltrion Healthcare Co., Ltd.†	963	90,069
Celltrion Pharm, Inc.†	221	26,751
Celltrion, Inc.†	1,337	295,188
Cheil Worldwide, Inc.	715	15,071
CJ CheilJedang Corp.	113	46,045
CJ Corp.	166	14,193
CJ ENM Co., Ltd.	106	15,063
CJ Logistics Corp.†	110	16,839
Coway Co, Ltd.	543	40,534
Daewoo Shipbuilding & Marine Engineering Co., Ltd.†	324	9,187
DB Insurance Co., Ltd.	563	27,977
DL E&C Co., Ltd.†	191	24,380
Doosan Bobcat, Inc.†	500	20,095
Doosan Heavy Industries & Construction Co., Ltd.†	2,575	48,777
Douzone Bizon Co., Ltd.	218	15,892
E-MART Inc.	247	36,270
Fila Holdings Corp.	578	26,308
GS Engineering & Construction Corp.	789	30,301
GS Holdings Corp.	649	24,107
Hana Financial Group, Inc.	4,136	156,224
Hankook Tire & Technology Co., Ltd.	947	39,873
Hanmi Pharm Co., Ltd.	76	21,146
Hanon Systems	2,390	32,459
Hanwha Corp.	509	13,254
Hanwha Solutions Corp.†	1,683	57,324
HLB, Inc.†	1,138	35,683
Hotel Shilla Co., Ltd.	288	23,442
Hyundai Engineering & Construction Co., Ltd.	947	45,165
Hyundai Glovis Co., Ltd.	239	40,529
Hyundai Heavy Industries Holdings Co., Ltd.	510	30,458
Hyundai Marine & Fire Insurance Co., Ltd.	612	13,809
Hyundai Mobis Co., Ltd.	913	211,980
Hyundai Motor Co.	2,155	409,612
Hyundai Motor Co. (2nd Preference Shares)	341	30,911
Hyundai Motor Co. (Preference Shares)	195	18,014
Hyundai Steel Co.	1,079	50,844
Industrial Bank of Korea	2,725	24,373
Kakao Corp.	4,010	513,637
Kangwon Land, Inc.†	1,186	26,737
KB Financial Group, Inc.	5,445	241,884
Kia Corp.	3,625	264,266
KMW Co., Ltd.†	308	14,256
Korea Aerospace Industries, Ltd.	721	20,328
Korea Electric Power Corp.	3,329	72,185
Korea Gas Corp.†	224	7,021
Korea Investment Holdings Co., Ltd.	528	44,166
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	52,698
Korea Zinc Co., Ltd.	84	39,979
Korean Air Lines Co., Ltd.†	1,483	38,667
KT&G Corp.	1,562	111,834
Kumho Petrochemical Co., Ltd.	246	43,641

Security Description	Shares	Value (Note 2)
South Korea (continued)
LG Chem, Ltd.	645	$473,032
LG Chem, Ltd. (Preference Shares)	87	28,986
LG Corp.	1,184	97,156
LG Display Co., Ltd.†	3,126	60,119
LG Electronics, Inc.	1,484	203,932
LG Household & Health Care, Ltd.	134	170,134
LG Innotek Co., Ltd.	178	35,234
LG Uplus Corp.	1,876	23,763
Lotte Chemical Corp.	224	50,640
Lotte Corp.	287	9,450
Lotte Shopping Co., Ltd.	119	11,145
LX Holdings Corp.†	574	5,226
Mirae Asset Daewoo Co., Ltd.	3,672	28,596
NAVER Corp.	1,706	644,172
NCSoft Corp.	226	161,946
Netmarble Corp.*	264	31,869
NH Investment & Securities Co., Ltd.	787	8,712
Orion Corp.	289	29,556
Pan Ocean Co., Ltd.	3,044	20,050
PearlAbyss Corp.†	340	21,972
POSCO	993	315,240
POSCO Chemical Co., Ltd.	366	49,143
S-1 Corp.	86	6,028
S-Oil Corp.	578	49,217
Samsung Biologics Co, Ltd.†*	224	173,481
Samsung C&T Corp.	1,149	141,745
Samsung Electro-Mechanics Co., Ltd.	768	128,619
Samsung Electronics Co., Ltd.	66,559	4,551,577
Samsung Electronics Co., Ltd. (Preference Shares)	11,556	725,402
Samsung Engineering Co., Ltd.†	1,634	33,277
Samsung Fire & Marine Insurance Co., Ltd.	403	75,210
Samsung Heavy Industries Co., Ltd.†	5,665	32,210
Samsung Life Insurance Co., Ltd.	978	64,161
Samsung SDI Co., Ltd.	769	496,961
Samsung SDS Co., Ltd.	443	70,409
Samsung Securities Co. Ltd.	706	27,126
Seegene, Inc.	480	29,189
Shin Poong Pharmaceutical Co Ltd	366	20,182
Shinhan Financial Group Co., Ltd.	5,949	202,306
Shinsegae, Inc.	63	14,584
SK Biopharmaceuticals Co., Ltd.†	193	20,004
SK Chemicals Co., Ltd.	102	21,054
SK Hynix, Inc.	7,589	746,573
SK Inc.	477	111,474
SK Innovation Co., Ltd.†	772	170,493
SK Telecom Co., Ltd.	534	139,762
Woori Financial Group, Inc.	7,094	66,838
Yuhan Corp.	655	35,128

		14,330,780

Taiwan — 12.4%
Accton Technology Corp.	7,000	81,557
Acer, Inc.	56,000	54,443
Advantech Co., Ltd.	6,499	84,731
ASE Technology Holding Co., Ltd.	44,000	193,639
Asia Cement Corp.	22,000	40,848
Asustek Computer, Inc.	11,000	138,025
AU Optronics Corp.	114,000	84,098
Catcher Technology Co., Ltd.	10,000	66,132
Cathay Financial Holding Co., Ltd.	102,000	197,990
Chang Hwa Commercial Bank, Ltd.	45,708	27,099

47

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Taiwan (continued)
Cheng Shin Rubber Industry Co., Ltd.	16,000	$24,707
Chicony Electronics Co., Ltd.	12,065	34,861
China Development Financial Holding Corp.	151,000	76,350
China Life Insurance Co., Ltd.	29,389	27,710
China Steel Corp.	131,000	170,177
Chunghwa Telecom Co., Ltd.	45,000	185,748
Compal Electronics, Inc.	89,000	68,940
CTBC Financial Holding Co., Ltd.	225,000	184,079
Delta Electronics, Inc.	27,000	277,889
E.Sun Financial Holding Co., Ltd.	145,153	137,740
Eclat Textile Co., Ltd.	2,000	43,612
Evergreen Marine Corp Taiwan, Ltd.†	35,000	167,066
Far Eastern New Century Corp.	27,000	28,657
Far EasTone Telecommunications Co., Ltd.	11,000	23,829
Feng TAY Enterprise Co., Ltd.	5,280	43,589
First Financial Holding Co., Ltd.	122,125	99,330
Formosa Chemicals & Fibre Corp.	43,000	126,859
Formosa Petrochemical Corp.	16,000	55,633
Formosa Plastics Corp.	48,000	172,320
Foxconn Technology Co., Ltd.	9,000	19,899
Fubon Financial Holding Co., Ltd.	88,000	236,382
Giant Manufacturing Co., Ltd.	4,000	46,151
Globalwafers Co., Ltd.	3,000	90,820
Hiwin Technologies Corp.	3,278	37,608
Hon Hai Precision Industry Co., Ltd.	172,200	680,003
Hotai Motor Co., Ltd.	4,000	84,570
Hua Nan Financial Holdings Co., Ltd.	80,011	55,298
Innolux Corp.	111,000	73,758
Inventec Corp.	55,000	46,258
Largan Precision Co., Ltd.	1,000	105,098
Lite-On Technology Corp.	37,000	84,948
MediaTek, Inc.	21,000	682,841
Mega Financial Holding Co., Ltd.	135,000	159,915
Micro-Star International Co., Ltd.	12,000	63,674
Nan Ya Plastics Corp.	65,000	202,801
Nanya Technology Corp.	16,000	41,514
Nien Made Enterprise Co., Ltd.	2,000	33,558
Novatek Microelectronics Corp.	8,000	147,052
Oneness Biotech Co., Ltd.†	2,000	13,821
Pegatron Corp.	30,000	72,271
Phison Electronics Corp.	2,000	34,196
Pou Chen Corp.	21,000	26,495
Powertech Technology, Inc.	8,000	31,690
President Chain Store Corp.	6,000	60,234
Quanta Computer, Inc.	45,000	124,591
Realtek Semiconductor Corp.	7,000	147,504
Ruentex Development Co., Ltd.	9,500	21,243
Shanghai Commercial & Savings Bank, Ltd.	40,000	59,801
Shin Kong Financial Holding Co., Ltd.	120,598	39,516
SinoPac Financial Holdings Co., Ltd.†	100,860	50,706
Synnex Technology International Corp.	15,000	28,423
Taishin Financial Holding Co., Ltd.	105,003	63,715
Taiwan Cement Corp.	59,561	111,997
Taiwan Cooperative Financial Holding Co., Ltd.	109,758	85,794
Taiwan High Speed Rail Corp.	7,000	7,603
Taiwan Mobile Co., Ltd.	16,000	59,498
Taiwan Semiconductor Manufacturing Co., Ltd.	343,000	7,142,134

Security Description	Shares	Value (Note 2)
Taiwan (continued)
Uni-President Enterprises Corp.	62,000	$162,457
Unimicron Technology Corp.	17,000	89,326
United Microelectronics Corp.	163,000	339,051
Vanguard International Semiconductor Corp.	13,000	53,806
Walsin Technology Corp.†	4,000	28,728
Win Semiconductors Corp.	5,000	61,838
Winbond Electronics Corp.	40,000	49,264
Wistron Corp.	50,027	49,627
Wiwynn Corp.	1,000	33,704
WPG Holdings, Ltd.	15,000	29,278
Yageo Corp.	5,000	100,753
Yuanta Financial Holding Co., Ltd.	114,640	104,103

		15,092,973

Thailand — 1.4%
Advanced Info Service PCL NVDR	15,700	85,800
Airports of Thailand PCL NVDR	62,200	106,967
Asset World Corp. PCL NVDR†	70,000	7,799
B Grimm Power PCL	8,400	10,095
Bangkok Bank PCL	6,300	19,441
Bangkok Commercial Asset Management PCL NVDR	16,700	8,386
Bangkok Dusit Medical Services PCL NVDR	126,400	86,556
Bangkok Expressway & Metro PCL NVDR	104,700	24,379
Berli Jucker PCL NVDR	12,300	12,731
BTS Group Holdings PCL NVDR	107,600	27,864
Bumrungrad Hospital PCL	4,600	16,795
Central Pattana PCL NVDR	31,200	44,649
Central Retail Corp. PCL NVDR	20,508	19,363
Charoen Pokphand Foods PCL NVDR	51,700	40,926
CP ALL PCL NVDR	77,500	139,166
Delta Electronics Thai PCL NVDR	4,200	74,899
Electricity Generating PCL NVDR	4,000	20,816
Energy Absolute PCL NVDR	22,100	40,025
Global Power Synergy PCL	8,100	18,915
Gulf Energy Development PCL NVDR	26,500	27,041
Home Product Center PCL NVDR	84,300	34,128
Indorama Ventures PCL NVDR	24,900	27,514
Intouch Holdings PCL NVDR	26,100	51,225
Kasikornbank PCL NVDR	22,800	71,496
Krung Thai Bank PCL NVDR	47,200	14,509
Krungthai Card PCL	6,300	11,836
Land & Houses PCL NVDR	102,700	24,379
Minor International PCL NVDR†	35,300	31,968
Muangthai Capital PCL NVDR	8,600	15,670
PTT Exploration & Production PCL NVDR	18,100	56,462
PTT Global Chemical PCL NVDR	28,700	49,702
PTT PCL NVDR	158,200	166,821
Ratch Group PCL NVDR	8,600	11,079
Siam Cement PCL NVDR	10,600	133,615
Siam Commercial Bank PCL NVDR	11,600	33,015
Srisawad Corp. PCL	8,000	15,578
Thai Oil PCL NVDR	15,100	20,235
Thai Union Group PCL NVDR	37,600	25,416
True Corp. PCL NVDR	147,500	14,454

		1,641,715

Turkey — 0.2%
Akbank Turk AS	36,733	22,932

48

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Turkey (continued)
Aselsan Elektronik Sanayi Ve Ticaret AS	8,771	$16,143
BIM Birlesik Magazalar AS	5,965	44,873
Eregli Demir ve Celik Fabrikalari TAS	17,018	40,396
Ford Otomotiv Sanayi AS	887	18,185
Haci Omer Sabanci Holding AS	10,207	11,484
KOC Holding AS	9,241	22,534
Tupras Turkiye Petrol Rafinerileri AS†	1,600	17,803
Turk Hava Yollari AO†	5,719	8,636
Turkcell Iletisim Hizmetleri AS	15,252	27,840
Turkiye Garanti Bankasi AS	27,888	28,181
Turkiye Is Bankasi, Class C	17,315	10,828
Turkiye Sise ve Cam Fabrikalari AS	17,135	15,429
Yapi Ve Kredi Bankasi AS	32,311	9,161

		294,425

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	38,822	74,159
Abu Dhabi Islamic Bank PJSC	21,048	31,683
Aldar Properties PJSC	55,751	60,196
Dubai Islamic Bank PJSC	28,132	36,968
Emaar Malls PJSC†	37,246	19,191
Emaar Properties PJSC	49,744	53,845
Emirates NBD Bank PJSC	36,259	132,147
Emirates Telecommunications Group Co. PJSC	23,607	146,539
First Abu Dhabi Bank PJSC	39,530	178,411

		733,139

United States — 0.4%
China Youzan, Ltd.†	192,000	27,494
Southern Copper Corp.	1,232	80,868
Yum China Holdings, Inc.	5,535	344,222

		452,584

Total Common Stocks (cost $81,702,767)		97,323,291

EXCHANGE-TRADED FUNDS — 8.3%
United States — 8.3%
iShares MSCI China A ETF	114,006	4,772,291
iShares MSCI Emerging Markets ETF	102,177	5,272,334

Total Exchange-Traded Funds (cost $9,315,541)		10,044,625

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No. 6 PCL Expires 07/22/2022†	5,380	0
BTS Group Holdings No. 7 PCL Expires 07/22/2022†	10,760	0
BTS Group Holdings No. 8 PCL Expires 07/22/2022†	21,520	0

Security Description		Shares/ Principal Amount	Value (Note 2)
Thailand (continued)
Minor International PCL NVDR Expires 12/31/2021†		1,765	$22
Minor International PCL NVDR Expires 12/31/2023†		1,605	437
Minor International PCL NVDR Expires 05/05/2023†		1,217	175
Minor International PCL NVDR Expires 02/05/2024†		1,103	129
Srisawad Corp. PLC Expires 08/29/2025†		320	126

Total Warrants (cost $0)			889

FOREIGN CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd. Notes 5.50% due 06/03/2024 (cost $566)	INR	41,180	555

Total Long-Term Investment Securities (cost $91,018,874)			107,369,360

SHORT-TERM INVESTMENT SECURITIES — 1.4%
U.S. Government Treasuries — 1.4%
United States Treasury Bills 0.09% due 12/02/2021(2) (cost $1,699,501)		$1,700,000	1,699,726

TOTAL INVESTMENTS (cost $92,718,375)(3)		89.7%	109,069,086
Other assets less liabilities		10.3	12,505,068

NET ASSETS		100.0%	$121,574,154

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $4,535,871 representing 3.7% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CPO	— Certification de Participations Ordinario
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
INR	— Indian Rupee
NVDR	— Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

220	Long	MSCI Emerging Markets Index	September 2021	$14,968,070	$14,054,700	$(913,370)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

49

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$91,571	$367,110	**	$24,232	$482,913
China	199,357	6,851,374	**	11,550	7,062,281
South Korea	—	14,330,780	##	—	14,330,780
Other Countries	18,847,409	56,599,908	**	—	75,447,317
Exchange-Traded Funds	10,044,625	—		—	10,044,625
Warrants:
Thailand	889	0		—	889
Foreign Corporate Bonds & Notes	—	555		—	555
Short-Term Investment Securities	—	1,699,726		—	1,699,726

Total Investments at Value	$29,183,851	$79,849,453		$35,782	$109,069,086

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$913,370	$—		$—	$913,370

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
##	Amount includes $14,298,570 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period level 3 investments in securities were not considered a material portion of the portfolio. There were no material level 3 transfers during the reporting period.

See Notes to Financial Statements

50

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.4%
Pipelines	5.0
Cable/Satellite TV	4.8
Telephone-Integrated	3.9
Real Estate Investment Trusts	3.6
Oil Companies-Exploration & Production	3.3
Medical-Drugs	2.9
Electric-Integrated	2.4
Auto-Cars/Light Trucks	2.0
Brewery	1.5
Food-Misc./Diversified	1.3
Insurance-Life/Health	1.3
Pharmacy Services	1.2
Commercial Services-Finance	1.2
Containers-Paper/Plastic	1.1
Medical-Hospitals	1.1
Medical-Biomedical/Gene	1.1
Banks-Super Regional	1.0
Diagnostic Equipment	1.0
Computers	1.0
Electronic Measurement Instruments	1.0
Insurance Brokers	1.0
Oil Companies-Integrated	0.9
Aerospace/Defense	0.9
Transport-Services	0.9
Electronic Components-Semiconductors	0.9
Transport-Rail	0.9
Medical-HMO	0.9
Banks-Commercial	0.9
Applications Software	0.8
Containers-Metal/Glass	0.8
Steel-Producers	0.8
Building Products-Air & Heating	0.8
Gas-Distribution	0.8
Electric-Generation	0.8
E-Commerce/Services	0.7
Broadcast Services/Program	0.7
Finance-Credit Card	0.7
Cellular Telecom	0.7
Auto/Truck Parts & Equipment-Original	0.7
Enterprise Software/Service	0.7
Diversified Financial Services	0.7
Tobacco	0.7
Investment Management/Advisor Services	0.7
Beverages-Non-alcoholic	0.6
Insurance-Multi-line	0.6
Diversified Manufacturing Operations	0.6
Electronic Security Devices	0.6
Oil Refining & Marketing	0.6
Data Processing/Management	0.6
Computer Services	0.6
Food-Retail	0.6
Chemicals-Specialty	0.6
Drug Delivery Systems	0.6
Rental Auto/Equipment	0.6
Machinery-Farming	0.6
Security Services	0.6
Retail-Auto Parts	0.6
Trucking/Leasing	0.6
Finance-Leasing Companies	0.5
Television	0.5

Food-Wholesale/Distribution	0.5%
Gambling (Non-Hotel)	0.5
Software Tools	0.5
Multimedia	0.5
Consulting Services	0.5
Distribution/Wholesale	0.4
Steel Pipe & Tube	0.4
Building Products-Wood	0.4
Coatings/Paint	0.4
Oil-Field Services	0.4
Aerospace/Defense-Equipment	0.4
Retail-Restaurants	0.4
Food-Meat Products	0.4
Medical Products	0.4
Finance-Mortgage Loan/Banker	0.4
Finance-Investment Banker/Broker	0.4
Food-Baking	0.3
Commercial Services	0.3
Metal Products-Distribution	0.3
Independent Power Producers	0.3
Building & Construction Products-Misc.	0.3
Casino Hotels	0.3
Electric-Distribution	0.3
Radio	0.3
Electronic Components-Misc.	0.3
Advertising Agencies	0.3
Diversified Minerals	0.3
Electric Products-Misc.	0.3
Retail-Building Products	0.2
Machinery-Construction & Mining	0.2
Energy-Alternate Sources	0.2
Telecom Services	0.2
Medical Labs & Testing Services	0.2
Computers-Integrated Systems	0.2
Finance-Other Services	0.2
Chemicals-Diversified	0.2
Medical Instruments	0.2
Airlines	0.2
Insurance-Mutual	0.2
Machinery-General Industrial	0.2
Metal-Copper	0.2
Internet Brokers	0.2
Finance-Consumer Loans	0.2
Metal-Diversified	0.2
Retail-Gardening Products	0.2
Shipbuilding	0.2
Direct Marketing	0.2
Rubber/Plastic Products	0.2
Casino Services	0.2
Semiconductor Equipment	0.1
Food-Catering	0.1
Oil & Gas Drilling	0.1
Publishing-Newspapers	0.1
Semiconductor Components-Integrated Circuits	0.1
Medical-Outpatient/Home Medical	0.1
Retail-Propane Distribution	0.1
Hotels/Motels	0.1
Advertising Sales	0.1
Computer Software	0.1
Retail-Discount	0.1
Quarrying	0.1

51

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Paper & Related Products	0.1%
Machinery-Pumps	0.1
Batteries/Battery Systems	0.1
Pollution Control	0.1
Beverages-Wine/Spirits	0.1
Telecom Equipment-Fiber Optics	0.1
Computers-Memory Devices	0.1
Resorts/Theme Parks	0.1
Web Hosting/Design	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Automobile	0.1
Computer Data Security	0.1
Networking Products	0.1
Human Resources	0.1
Dialysis Centers	0.1
Interior Design/Architecture	0.1
Medical-Wholesale Drug Distribution	0.1
Cosmetics & Toiletries	0.1
Retail-Regional Department Stores	0.1
Transactional Software	0.1
Research & Development	0.1
Diversified Operations	0.1
Precious Metals	0.1

97.7%

Credit Quality†#

A	15.9%
Baa	52.8
Ba	12.6
B	10.4
Caa	6.9
Not Rated@	1.4

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

52

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 84.5%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 3.38% due 03/01/2041	$2,440,000	$2,584,930
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,930,089

		4,515,019

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 3.63% due 01/15/2031*	275,000	271,562
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	400,000	423,000
Outfront Media Capital LLC/Outfront Media Capital Corp. Senior Notes 4.25% due 01/15/2029*	350,000	351,750
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	650,000	653,250
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 6.25% due 06/15/2025*	150,000	159,144

		1,858,706

Aerospace/Defense — 0.9%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,000,000	2,213,429
Boeing Co. Senior Notes 2.95% due 02/01/2030	1,950,000	2,018,064
Boeing Co. Senior Notes 3.95% due 08/01/2059	1,670,000	1,727,419
Boeing Co. Senior Bonds 5.81% due 05/01/2050	2,570,000	3,485,430
Teledyne Technologies, Inc. Senior Notes 1.60% due 04/01/2026	5,250,000	5,317,018

		14,761,360

Aerospace/Defense-Equipment — 0.3%
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029*	300,000	299,250
TransDigm, Inc. Company Guar. Notes 4.88% due 05/01/2029*	1,525,000	1,527,409
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	1,125,000	1,161,562
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,750,000	1,837,745

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	$475,000	$490,438
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027	275,000	291,308

		5,607,712

Airlines — 0.1%
Southwest Airlines Co. Senior Notes 5.25% due 05/04/2025	705,000	804,687

Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.50% due 05/15/2025*	225,000	236,840
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	130,781

		367,621

Applications Software — 0.8%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	750,000	780,938
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	400,000	411,000
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	2,725,000	2,663,863
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	1,230,000	1,331,547
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,377,203
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,892,044
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	1,109,126
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,750,000	1,852,112

		13,417,833

Auto-Cars/Light Trucks — 2.0%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	625,000	637,500
Ford Motor Credit Co. LLC Senior Notes 3.38% due 11/13/2025	1,225,000	1,278,892
Ford Motor Credit Co. LLC Senior Notes 3.81% due 10/12/2021	650,000	653,029
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	1,475,000	1,557,969
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	725,000	768,388

53

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/17/2027	$575,000	$615,250
Ford Motor Credit Co. LLC Senior Notes 4.14% due 02/15/2023	200,000	207,260
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	200,000	205,468
Ford Motor Credit Co. LLC Senior Notes 4.27% due 01/09/2027	1,600,000	1,723,520
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	750,000	813,750
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	1,050,000	1,188,852
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	775,000	853,469
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,157,851
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	4,060,704
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	3,050,000	3,120,277
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,792,987
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	3,610,000	3,588,511
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	1,510,000	1,548,425
Volkswagen Group of America Finance LLC Company Guar. Notes 1.63% due 11/24/2027*	5,000,000	5,019,850

		31,791,952

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,175,000	1,238,156

Auto/Truck Parts & Equipment-Original — 0.2%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 03/15/2026	250,000	258,346
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	325,000	341,250
Dana, Inc. Senior Notes 4.25% due 09/01/2030	150,000	155,865
Dana, Inc. Senior Notes 5.63% due 06/15/2028	75,000	80,699

Security Description	Principal Amount	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Real Hero Merger Sub 2, Inc. Senior Notes 6.25% due 02/01/2029*	$2,150,000	$2,222,885

		3,059,045

Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	100,000	109,320

Banks-Commercial — 0.9%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,951,632
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,377,983
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,641,216
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,445,473
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	296,000	316,462

		13,732,766

Banks-Super Regional — 1.0%
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,598,505
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	1,765,000	1,853,908
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,778,695
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,511,165
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	3,029,609

		16,771,882

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	825,000	830,651
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	675,000	693,563

		1,524,214

Beverages-Non-alcoholic — 0.2%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,000,000	2,250,630
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	1,340,000	1,726,018

		3,976,648

54

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	$6,050,000	$6,708,987
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	4,188,100
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	3,627,417
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	385,000	437,233
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	6,333,399
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	3,092,269

		24,387,405

Broadcast Services/Program — 0.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	775,000	449,500
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	1,075,000	425,969
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,110,000	1,316,302
Fox Corp. Senior Notes 4.71% due 01/25/2029	1,720,000	2,032,238
iHeartCommunications, Inc. Senior Sec. Notes 4.75% due 01/15/2028*	175,000	181,316
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	700,000	729,750
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	100,000	105,500
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	2,773,710	2,950,506
Nexstar Broadcasting, Inc. Company Guar. Notes 4.75% due 11/01/2028*	875,000	902,335
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	1,900,000	2,008,680
Univision Communications, Inc. Senior Sec. Notes 4.50% due 05/01/2029*	725,000	726,769

		11,828,865

Security Description	Principal Amount	Value (Note 2)
Building & Construction Products-Misc. — 0.3%
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	$1,725,000	$1,780,252
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	850,000	824,202
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	175,000	180,250
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	800,000	832,728
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,500,000	1,546,875

		5,164,307

Building Products-Air & Heating — 0.8%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	2,610,000	2,741,714
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030	1,265,000	1,338,588
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050	2,820,000	3,133,429
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	1,370,000	1,380,595
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,526,102

		12,120,428

Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. Company Guar. Notes 6.13% due 01/15/2029*	450,000	479,250

Building Products-Wood — 0.4%
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	2,025,000	2,075,625
Masco Corp. Senior Notes 4.50% due 05/15/2047	3,800,000	4,657,358

		6,732,983

Cable/Satellite TV — 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	1,725,000	1,776,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,025,000	1,076,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	1,200,000	1,255,500

55

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 06/01/2033*	$750,000	$780,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	900,000	953,957
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	1,074,989
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	1,200,000	1,255,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	850,000	928,276
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	349,000	360,866
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	3,000,000	3,102,804
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.90% due 06/01/2052	3,000,000	3,104,596
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,667,057
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	3,324,394
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	2,520,000	2,676,566
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	5,177,824
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,864,398
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,870,427
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	200,000	190,000
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	1,150,000	1,152,875

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
CSC Holdings LLC Company Guar. Notes 4.50% due 11/15/2031*	$200,000	$201,960
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	525,000	517,125
CSC Holdings LLC Senior Notes 5.00% due 11/15/2031*	850,000	855,652
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	225,000	243,113
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,229,485
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	2,500,000	2,605,475
CSC Holdings LLC Senior Notes 5.88% due 09/15/2022	1,100,000	1,149,698
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	1,050,000	1,158,066
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	450,000	490,790
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Senior Sec. Notes 5.88% due 08/15/2027*	700,000	722,750
DISH DBS Corp. Company Guar. Notes 5.13% due 06/01/2029*	1,000,000	989,900
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	675,000	727,232
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	800,000	865,538
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	700,000	798,875
Sirius XM Radio, Inc. Company Guar. Notes 3.88% due 08/01/2022*	125,000	125,000
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	450,000	464,063
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	925,000	954,304
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	850,000	870,187
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	955,081
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	450,000	492,818

56

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	$1,000,000	$1,134,676
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	4,307,671
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	979,529

		58,432,767

Casino Hotels — 0.3%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	950,000	984,437
Boyd Gaming Corp. Senior Notes 4.75% due 06/15/2031*	250,000	258,651
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	75,000	81,749
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	536,000	558,780
MGM Resorts International Company Guar. Notes 4.75% due 10/15/2028	325,000	342,063
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	115,000	124,971
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	225,000	244,829
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	475,000	501,719
MGM Resorts International Company Guar. Notes 6.75% due 05/01/2025	150,000	159,188
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	975,000	979,875
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	890,000	900,012

		5,136,274

Casino Services — 0.2%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	600,000	633,000
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	1,125,000	1,237,140
CCM Merger, Inc. Senior Notes 6.38% due 05/01/2026*	100,000	104,673
Midwest Gaming Borrower LLC Senior Sec. Notes 4.88% due 05/01/2029*	475,000	479,213

		2,454,026

Security Description	Principal Amount	Value (Note 2)
Cellular Telecom — 0.5%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	$725,000	$833,569
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	225,000	274,835
Sprint Nextel Corp. Company Guar. Notes 6.00% due 11/15/2022	225,000	238,169
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026	375,000	379,219
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026*	875,000	884,844
T-Mobile USA, Inc. Senior Sec. Notes 2.25% due 11/15/2031	2,010,000	2,014,663
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	500,000	502,785
T-Mobile USA, Inc. Company Guar. Notes 3.38% due 04/15/2029*	750,000	780,893
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	1,150,000	1,176,737
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	275,000	292,339

		7,378,053

Chemicals-Diversified — 0.2%
Hexion, Inc. Company Guar. Notes 7.88% due 07/15/2027*	1,425,000	1,531,875
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. Senior Notes 9.00% due 07/01/2028*	475,000	528,437
Polar US Borrower LLC/Schenectady International Group, Inc. Senior Notes 6.75% due 05/15/2026*	925,000	939,800

		3,000,112

Chemicals-Specialty — 0.5%
Element Solutions, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,125,000	1,147,814
H.B. Fuller Co. Senior Notes 4.25% due 10/15/2028	975,000	996,938
International Flavors & Fragrances, Inc. Senior Notes 1.23% due 10/01/2025*	4,050,000	4,054,333
International Flavors & Fragrances, Inc. Senior Notes 1.83% due 10/15/2027*	635,000	642,305
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	500,000	514,375

57

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
W.R. Grace & Co. Company Guar. Notes 4.88% due 06/15/2027*	$425,000	$448,906

		7,804,671

Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	350,000	352,188

Coatings/Paint — 0.4%
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*	275,000	270,531
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,957,996
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	2,220,229

		6,448,756

Commercial Services — 0.3%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,530,006
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	325,000	327,436
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.75% due 07/15/2031*	575,000	579,931
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	375,000	396,094
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	575,000	629,568

		5,463,035

Commercial Services-Finance — 1.0%
Equifax, Inc. Senior Notes 2.60% due 12/01/2024	1,750,000	1,846,532
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,690,509
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,394,572
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	2,675,000	3,148,022
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	2,250,000	2,182,500
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	2,148,681

Security Description	Principal Amount	Value (Note 2)
Commercial Services-Finance (continued)
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	$695,000	$800,601

		15,211,417

Computer Data Security — 0.1%
Fortinet, Inc. Senior Notes 1.00% due 03/15/2026	1,200,000	1,196,369

Computer Services — 0.6%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	1,075,000	1,130,094
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	350,000	357,000
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	100,000	103,000
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	5,095,000	5,051,489
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,475,000	1,605,980
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	1,086,443
Science Applications International Corp. Company Guar. Notes 4.88% due 04/01/2028*	125,000	131,094

		9,465,100

Computer Software — 0.1%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	800,000	770,000
Rackspace Technology Global, Inc. Company Guar. Notes 5.38% due 12/01/2028*	1,025,000	1,043,481

		1,813,481

Computers — 1.0%
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029	3,420,000	4,183,367
Dell International LLC/EMC Corp. Senior Sec. Notes 5.85% due 07/15/2025	2,285,000	2,688,279
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030	2,820,000	3,650,815
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	2,600,000	2,660,034
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046	2,000,000	3,311,869

		16,494,364

58

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers-Integrated Systems — 0.2%
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	$100,000	$109,875
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	500,000	515,000
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	1,125,000	1,170,945
NCR Corp. Company Guar. Notes 5.25% due 10/01/2030*	775,000	815,687
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	150,000	158,250
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	525,000	569,368
NCR Corp. Company Guar. Notes 8.13% due 04/15/2025*	25,000	27,156

		3,366,281

Consulting Services — 0.5%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	175,000	179,813
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	200,000	211,500
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	276,910
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,149,210
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	160,000	184,850
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	4,216,875

		7,219,158

Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 2.88% due 08/15/2030	850,000	841,177
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	400,000	402,500
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	1,750,000	1,704,063
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	925,000	983,395
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	700,000	782,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	725,000	783,000

		5,496,385

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic — 1.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	$500,000	$526,250
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	900,000	949,500
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	875,000	905,625
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	2,575,000	2,607,754
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,475,000	1,536,596
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	525,000	521,626
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	300,000	324,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu Senior Sec. Notes 4.00% due 10/15/2027*	900,000	898,875
Sealed Air Corp. Company Guar. Notes 4.00% due 12/01/2027*	350,000	372,750
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	434,000
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	150,000	157,888
Trident TPI Holdings, Inc. Company Guar. Notes 6.63% due 11/01/2025*	1,025,000	1,050,235
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	700,000	737,625
WestRock RKT Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	731,604
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,700,715
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,539,519

		17,994,562

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	550,000	553,438
Edgewell Personal Care Co. Company Guar. Notes 5.50% due 06/01/2028*	375,000	397,076

		950,514

59

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management — 0.6%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	$270,000	$285,862
Dun & Bradstreet Corp. Company Guar. Notes 10.25% due 02/15/2027*	1,005,000	1,096,676
Fidelity National Information Services, Inc. Senior Notes 3.10% due 03/01/2041	1,260,000	1,322,804
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,580,982
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	3,326,758

		9,613,082

Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 3.63% due 09/01/2030*	675,000	709,594

Diagnostic Equipment — 0.6%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	1,325,000	1,394,563
Danaher Corp. Senior Notes 2.60% due 10/01/2050	2,160,000	2,125,135
PerkinElmer, Inc. Senior Notes 2.55% due 03/15/2031	1,740,000	1,816,652
PerkinElmer, Inc. Senior Notes 3.30% due 09/15/2029	2,525,000	2,757,335
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	2,218,576

		10,312,261

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	1,075,000	1,111,281

Direct Marketing — 0.2%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	2,475,000	2,646,517

Disposable Medical Products — 0.0%
Teleflex, Inc. Company Guar. Notes 4.25% due 06/01/2028*	100,000	104,250
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	131,839

		236,089

Distribution/Wholesale — 0.4%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	150,000	153,750

Security Description	Principal Amount	Value (Note 2)
Distribution/Wholesale (continued)
BCPE Empire Holdings, Inc. Senior Notes 7.63% due 05/01/2027*	$1,800,000	$1,809,000
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	2,125,000	2,155,175
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	1,475,000	1,462,093
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,425,000	1,458,844

		7,038,862

Diversified Banking Institutions — 9.2%
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	2,325,000	2,407,225
Bank of America Corp. Senior Notes 2.69% due 04/22/2032	5,600,000	5,846,074
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,688,459
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	4,000,000	4,244,246
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	3,309,727
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,542,563
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,097,732
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,650,998
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,839,231
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	3,108,079
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	5,625,000	5,810,333
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,250,000	2,303,392
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	1,390,000	1,485,207
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,226,254
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,675,364
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	6,882,748

60

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	$1,340,000	$1,520,323
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,527,086
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,922,234
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	5,000,000	5,073,855
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	5,700,000	5,894,021
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	4,278,202
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,591,468
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	4,035,192
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,104,453
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	5,700,000	5,922,655
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,055,987
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,584,862
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	11,429,608
JPMorgan Chase & Co. Sub. Notes 8.00% due 04/29/2027	460,000	619,900
Morgan Stanley Senior Notes 1.59% due 05/04/2027	4,115,000	4,175,840
Morgan Stanley Senior Notes 1.93% due 04/28/2032	5,000,000	4,907,940
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	2,247,283
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	9,286,586
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,256,744
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,879,169

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	$2,000,000	$2,309,963

		147,741,003

Diversified Manufacturing Operations — 0.5%
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,450,794
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	992,208
Textron, Inc. Senior Notes 3.90% due 09/17/2029	1,215,000	1,382,059
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,102,303

		7,927,364

Drug Delivery Systems — 0.6%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	3,377,047
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,768,594
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,088,000	3,929,584

		9,075,225

E-Commerce/Services — 0.7%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	1,820,000	2,193,328
Cars.com, Inc. Company Guar. Notes 6.38% due 11/01/2028*	1,175,000	1,251,633
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	4,850,000	4,973,250
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	825,000	865,367
Match Group Holdings II LLC Senior Notes 4.13% due 08/01/2030*	775,000	810,844
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	625,000	655,469
Match Group Holdings II LLC Senior Notes 5.00% due 12/15/2027*	450,000	473,063
Millennium Escrow Corp. Senior Sec. Notes 6.63% due 08/01/2026*	600,000	612,978

		11,835,932

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,644,100

61

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric Products-Misc. (continued)
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	$250,000	$268,747
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	1,050,000	1,169,805

		4,082,652

Electric-Distribution — 0.3%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,223,110
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,665,461

		4,888,571

Electric-Generation — 0.4%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,362,574
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,277,974
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	225,000	232,247
Vistra Operations Co. LLC Senior Notes 4.38% due 05/01/2029*	825,000	845,625
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	350,000	361,375
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	437,750
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	925,000	959,688

		6,477,233

Electric-Integrated — 1.6%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,629,142
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,420,862
Black Hills Corp. Senior Notes 2.50% due 06/15/2030	1,210,000	1,253,184
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,553,504
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,759,676
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	143,776

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Eversource Energy Senior Notes 3.35% due 03/15/2026	$3,300,000	$3,582,173
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,655,071
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,018,817
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	602,275
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,259,486
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,143,660
Puget Energy, Inc. Senior Sec. Notes 2.38% due 06/15/2028*	925,000	944,603

		25,966,229

Electronic Components-Misc. — 0.1%
Hubbell, Inc. Senior Notes 2.30% due 03/15/2031	2,100,000	2,146,533

Electronic Components-Semiconductors — 0.6%
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	3,000,000	3,196,225
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	960,000	1,013,025
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025	475,000	500,371
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	540,000	556,189
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	2,750,000	2,995,685
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	275,000	286,468
Qorvo, Inc. Company Guar. Notes 3.38% due 04/01/2031*	450,000	467,113
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029	425,000	462,595
Synaptics, Inc. Company Guar. Notes 4.00% due 06/15/2029*	275,000	278,812

		9,756,483

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,608,666
Keysight Technologies, Inc. Senior Notes 3.00% due 10/30/2029	1,425,000	1,531,913

62

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Measurement Instruments (continued)
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	$4,175,000	$4,633,391
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031*	6,085,000	6,177,492

		15,951,462

Electronic Security Devices — 0.4%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	6,084,242

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 6.50% due 01/15/2026*	1,625,000	1,682,850
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	102,625
TerraForm Power Operating LLC Company Guar. Notes 4.75% due 01/15/2030*	525,000	552,562
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,250,000	1,350,000

		3,688,037

Enterprise Software/Service — 0.7%
Boxer Parent Co., Inc. Sec. Notes 9.13% due 03/01/2026*	375,000	392,344
BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	200,000	210,000
Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 06/30/2028*	200,000	201,651
Clarivate Science Holdings Corp. Senior Notes 4.88% due 06/30/2029*	875,000	881,247
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL Senior Sec. Notes 4.63% due 05/01/2028*	875,000	861,875
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	300,000	309,750
Oracle Corp. Senior Notes 3.60% due 04/01/2050	4,300,000	4,485,790
Rocket Software, Inc. Senior Notes 6.50% due 02/15/2029*	1,475,000	1,467,625
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	1,575,000	1,630,125

		10,440,407

Security Description	Principal Amount	Value (Note 2)
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 4.88% due 03/15/2028	$475,000	$479,156
Navient Corp. Senior Notes 5.00% due 03/15/2027	150,000	156,000
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,425,000	1,551,469
Navient Corp. Senior Notes 6.75% due 06/25/2025	475,000	529,002
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	168,188

		2,883,815

Finance-Credit Card — 0.7%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,368,754
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,894,707
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,355,807

		11,619,268

Finance-Investment Banker/Broker — 0.4%
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,642,524
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	3,475,000	4,069,119

		5,711,643

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 3.63% due 12/01/2027	2,650,000	2,882,077

Finance-Mortgage Loan/Banker — 0.4%
LD Holdings Group LLC Company Guar. Notes 6.13% due 04/01/2028*	875,000	868,674
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	475,000	476,188
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.88% due 03/01/2031*	1,250,000	1,274,762
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	750,000	789,375
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*	1,550,000	1,591,540

63

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Mortgage Loan/Banker (continued)
United Wholesale Mtg. LLC Senior Notes 5.50% due 04/15/2029*	$800,000	$794,000

		5,794,539

Finance-Other Services — 0.2%
Cboe Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,359,230

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	251,250

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,389,712

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	150,000	153,938
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	1,400,000	1,454,432
Aramark Services, Inc. Company Guar. Notes 6.38% due 05/01/2025*	575,000	606,711

		2,215,081

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	4,220,000	4,309,537
Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	1,475,000	1,605,022

		5,914,559

Food-Misc./Diversified — 1.3%
General Mills, Inc. Senior Notes 3.00% due 02/01/2051*	1,077,000	1,109,266
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,254,000	1,331,822
Kraft Heinz Foods Co. Company Guar. Notes 4.25% due 03/01/2031	650,000	747,687
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	6,535,000	7,523,389
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	650,000	822,584
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	525,000	539,443
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	870,000	902,860

Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified (continued)
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	$2,915,000	$3,240,549
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	550,000	556,600
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	375,000	382,031
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	575,000	605,188
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,525,000	2,628,146

		20,389,565

Food-Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.25% due 03/15/2026*	175,000	179,226
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 02/15/2023*	125,000	127,969
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 03/15/2029*	2,150,000	2,171,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	175,000	189,438
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	284,000	289,836
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,479,795
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,613,241
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,407,524

		9,458,529

Food-Wholesale/Distribution — 0.5%
Performance Food Group, Inc. Company Guar. Notes 4.25% due 08/01/2029*	625,000	634,183
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	5,175,000	6,256,847
US Foods, Inc. Company Guar. Notes 4.75% due 02/15/2029*	1,100,000	1,122,000

		8,013,030

64

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.5%
Affinity Gaming Senior Sec. Notes 6.88% due 12/15/2027*	$1,100,000	$1,166,330
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	1,350,000	1,361,010
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	225,000	236,531
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	275,000	287,719
Mohegan Gaming & Entertainment Sec. Notes 8.00% due 02/01/2026*	2,050,000	2,134,378
Raptor Acquisition Corp./Raptor Co-Issuer LLC Senior Sec. Notes 4.88% due 11/01/2026*	100,000	101,500
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	800,000	897,104
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	525,000	557,161
Scientific Games International, Inc. Company Guar. Notes 8.63% due 07/01/2025*	700,000	756,000
Twin River Worldwide Holdings, Inc. Company Guar. Notes 6.75% due 06/01/2027*	450,000	486,563

		7,984,296

Gas-Distribution — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	100,000	110,310
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	325,000	354,656
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	175,000	197,313
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	950,000	1,064,000
National Fuel Gas Co. Senior Notes 2.95% due 03/01/2031	1,580,000	1,624,236
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,954,864
National Fuel Gas Co. Senior Notes 5.50% due 01/15/2026	2,025,000	2,359,606

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution (continued)
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	$935,000	$1,142,600
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,279,533

		12,087,118

Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.63% due 02/15/2032*	725,000	723,188
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.75% due 05/01/2029*	475,000	480,111
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.38% due 05/01/2025*	75,000	78,383
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.75% due 05/01/2028*	275,000	295,625
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 4.38% due 08/15/2028*	300,000	310,107

		1,887,414

Human Resources — 0.1%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	1,200,000	1,113,000

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	950,000	914,375
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	625,000	643,750
Calpine Corp. Senior Notes 4.63% due 02/01/2029*	250,000	246,563
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	525,000	530,250
Calpine Corp. Senior Notes 5.13% due 03/15/2028*	425,000	430,313
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	68,000	69,962
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	125,000	124,375
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	125,000	125,938
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	775,000	831,187
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	475,000	504,687
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	595,240

65

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	$225,000	$234,045

		5,250,685

Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 3.75% due 02/15/2031*	150,000	151,125
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	225,000	240,750

		391,875

Insurance Brokers — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	2,000,000	2,087,500
AmWINS Group, Inc. Senior Notes 4.88% due 06/30/2029*	1,100,000	1,122,000
AssuredPartners, Inc. Senior Notes 5.63% due 01/15/2029*	1,000,000	992,500
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,399,062
BroadStreet Partners, Inc. Senior Notes 5.88% due 04/15/2029*	1,100,000	1,113,750
HUB International, Ltd. Company Guar. Notes 7.00% due 05/01/2026*	4,925,000	5,098,360
USI, Inc. Senior Notes 6.88% due 05/01/2025*	2,500,000	2,546,875

		14,360,047

Insurance-Life/Health — 0.9%
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,944,632
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	2,223,805
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,886,882
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,330,474
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,201,221
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	3,185,981

		13,772,995

Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	3,282,471

Security Description	Principal Amount	Value (Note 2)
Insurance-Multi-line (continued)
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	$2,870,000	$5,077,276

		8,359,747

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	702,579
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,632,613
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	641,874

		2,977,066

Insurance-Property/Casualty — 0.0%
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	450,000	477,000

Interior Design/Architecture — 0.1%
Signal Parent, Inc. Senior Notes 6.13% due 04/01/2029*	1,050,000	1,013,250

Internet Brokers — 0.2%
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,905,537

Investment Management/Advisor Services — 0.6%
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,277,768
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,138,399
NFP Corp Senior Notes 6.88% due 08/15/2028*	3,025,000	3,133,416
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	949,473
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,195,306

		9,694,362

Machinery-Construction & Mining — 0.0%
Terex Corp. Company Guar. Notes 5.00% due 05/15/2029*	400,000	414,500

Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 1.95% due 07/02/2023	770,000	789,926
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,330,652

		3,120,578

66

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-General Industrial — 0.1%
Stevens Holding Co., Inc. Company Guar. Notes 6.13% due 10/01/2026*	$200,000	$214,500
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	600,000	633,630
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 3.20% due 06/15/2025	970,000	1,034,567

		1,882,697

Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	1,580,000	1,617,551

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	585,000	606,940
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,245,000	2,396,425

		3,003,365

Medical Labs & Testing Services — 0.2%
Charles River Laboratories International, Inc. Company Guar. Notes 3.75% due 03/15/2029*	225,000	230,906
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	225,000	236,723
Charles River Laboratories International, Inc. Company Guar. Notes 4.25% due 05/01/2028*	225,000	234,844
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,175,000	1,207,312
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	200,000	208,500
MEDNAX, Inc. Company Guar. Notes 6.25% due 01/15/2027*	525,000	553,067
Syneos Health, Inc. Company Guar. Notes 3.63% due 01/15/2029*	725,000	719,562

		3,390,914

Medical Products — 0.4%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	4,160,636
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,744,934

		5,905,570

Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene — 1.1%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	$5,060,000	$5,321,168
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,063,705
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	3,150,000	3,137,286
Biogen, Inc. Senior Notes 3.25% due 02/15/2051*	2,631,000	2,649,319
HCRX Investments Holdco LP Senior Notes 4.50% due 08/01/2029*	325,000	331,500
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	1,185,000	1,144,556
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	3,920,000	3,688,523

		17,336,057

Medical-Drugs — 1.5%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	3,950,000	4,280,063
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	3,575,000	3,921,065
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	955,000	968,527
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025	890,000	974,867
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	625,000	675,722
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	600,000	649,500
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	1,016,646
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	1,284,517
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	773,509
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	1,225,000	1,363,942
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	4,195,000	5,848,442
Organon Finance 1 LLC Senior Sec. Notes 4.13% due 04/30/2028*	225,000	230,717
Organon Finance 1 LLC Senior Notes 5.13% due 04/30/2031*	975,000	1,004,250

67

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Prestige Brands, Inc. Company Guar. Notes 3.75% due 04/01/2031*	$300,000	$296,625
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	275,000	290,469

		23,578,861

Medical-Generic Drugs — 0.0%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	125,000	127,500

Medical-HMO — 0.9%
Anthem, Inc. Senior Notes 1.50% due 03/15/2026	5,250,000	5,346,869
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	1,041,151
Centene Corp. Senior Notes 2.45% due 07/15/2028	350,000	354,813
Centene Corp. Senior Notes 2.63% due 08/01/2031	850,000	856,375
Centene Corp. Senior Notes 3.00% due 10/15/2030	125,000	129,893
Centene Corp. Senior Notes 3.38% due 02/15/2030	275,000	286,902
Centene Corp. Senior Notes 4.25% due 12/15/2027	1,075,000	1,134,125
Centene Corp. Senior Notes 4.63% due 12/15/2029	1,075,000	1,178,146
Centene Corp. Senior Notes 5.38% due 06/01/2026*	1,950,000	2,031,315
Centene Corp. Senior Notes 5.38% due 08/15/2026*	575,000	598,747
Molina Healthcare, Inc. Senior Notes 3.88% due 11/15/2030*	150,000	158,813
Molina Healthcare, Inc. Senior Notes 4.38% due 06/15/2028*	750,000	784,687

		13,901,836

Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	125,000	130,938
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	75,000	79,969
AHP Health Partners, Inc. Senior Notes 5.75% due 07/15/2029*	425,000	429,781

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	$250,000	$264,688
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.00% due 01/15/2029*	100,000	106,375
CHS/Community Health Systems, Inc. Sec. Notes 6.13% due 04/01/2030*	575,000	582,492
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	275,000	288,406
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	1,375,000	1,447,187
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	600,000	643,272
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 12/15/2027*	200,000	221,202
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	1,400,000	1,520,330
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,700,000	1,926,780
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	125,000	145,313
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	850,000	1,022,295
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	500,000	581,250
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	225,000	275,063
Legacy LifePoint Health LLC Senior Sec. Notes 6.75% due 04/15/2025*	375,000	396,262
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	225,000	225,563
LifePoint Health, Inc. Company Guar. Notes 5.38% due 01/15/2029*	800,000	796,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	1,625,000	1,726,806
Tenet Healthcare Corp. Senior Sec. Notes 4.25% due 06/01/2029*	750,000	765,000
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	375,000	379,688
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 06/15/2028*	50,000	51,750
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	625,000	645,312

68

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	$525,000	$549,937
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	1,325,000	1,411,125
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	200,000	208,250
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	700,000	759,500
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	75,000	80,625

		17,661,159

Medical-Outpatient/Home Medical — 0.1%
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	1,925,000	1,997,187

Medical-Wholesale Drug Distribution — 0.1%
AdaptHealth LLC Company Guar. Notes 4.63% due 08/01/2029*	700,000	697,354
Vizient, Inc. Senior Notes 6.25% due 05/15/2027*	275,000	287,719

		985,073

Metal Products-Distribution — 0.3%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	2,069,809
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,472,200

		5,542,009

Metal-Copper — 0.2%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	125,000	130,938
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	575,000	608,781
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	825,000	906,469
Freeport-McMoRan, Inc. Company Guar. Notes 5.00% due 09/01/2027	250,000	263,822
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	375,000	413,835
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	475,000	603,844

		2,927,689

Security Description	Principal Amount	Value (Note 2)
Metal-Diversified — 0.2%
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	$2,790,000	$2,883,681

Multimedia — 0.5%
CBS Corp. Senior Notes 4.90% due 08/15/2044	2,550,000	3,173,229
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,934,629
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050	940,000	1,208,454

		7,316,312

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	750,000	726,443

Networking Products — 0.1%
Logan Merger Sub, Inc. Senior Sec. Notes 5.50% due 09/01/2027*	1,125,000	1,166,231

Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	150,000	150,499
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	325,000	337,506
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	200,000	220,250

		708,255

Office Furnishings-Original — 0.0%
Interface, Inc. Company Guar. Notes 5.50% due 12/01/2028*	550,000	573,375

Oil Companies-Exploration & Production — 2.6%
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	400,000	406,828
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	350,000	356,510
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	100,000	109,595
Antero Resources Corp. Company Guar. Notes 8.38% due 07/15/2026*	81,000	91,639
Apache Corp. Senior Notes 4.63% due 11/15/2025	125,000	134,375
Apache Corp. Senior Notes 4.88% due 11/15/2027	450,000	483,664
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 5.88% due 06/30/2029*	225,000	221,625

69

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Company Guar. Notes 7.00% due 11/01/2026*	$1,225,000	$1,264,812
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	175,000	189,061
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	575,000	566,375
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	150,000	140,280
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	275,000	246,125
Callon Petroleum Co. Company Guar. Notes 8.25% due 07/15/2025	550,000	517,000
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	800,000	786,000
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 02/01/2026*	100,000	104,250
Chesapeake Energy Corp. Company Guar. Notes 5.88% due 02/01/2029*	125,000	132,813
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024	650,000	16,250
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,479,588
Comstock Resources, Inc. Company Guar. Notes 5.88% due 01/15/2030*	175,000	175,930
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	1,325,000	1,378,000
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	400,000	443,000
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	900,000	1,084,770
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.00% due 05/01/2029*	150,000	156,571
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,175,000	1,204,375
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	250,000	257,813
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	275,000	287,656

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	$475,000	$502,312
EQT Corp. Senior Notes 3.13% due 05/15/2026*	425,000	437,197
EQT Corp. Senior Notes 3.63% due 05/15/2031*	275,000	291,280
EQT Corp. Senior Notes 3.90% due 10/01/2027	250,000	270,938
EQT Corp. Senior Notes 5.00% due 01/15/2029	150,000	169,605
EQT Corp. Senior Notes 7.63% due 02/01/2025	175,000	202,160
Hess Corp. Senior Notes 5.60% due 02/15/2041	4,221,000	5,302,614
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,632,139
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	1,980,000	2,258,241
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	175,000	181,125
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	250,000	248,125
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	300,000	302,985
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	450,000	458,437
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	835,000	799,512
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	675,000	669,239
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	850,000	833,909
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	225,000	218,041
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	425,000	471,172
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	725,000	856,479
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	550,000	671,000

70

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 8.00% due 07/15/2025	$350,000	$415,429
Occidental Petroleum Corp. Senior Notes 8.88% due 07/15/2030	650,000	877,006
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	650,000	671,502
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	203,500
Pioneer Natural Resources Co. Senior Notes 2.15% due 01/15/2031	4,015,000	3,960,794
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	325,000	337,022
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	299,000	309,465
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	125,000	138,378
Range Resources Corp. Company Guar. Notes 9.25% due 02/01/2026	400,000	434,068
SM Energy Co. Senior Notes 5.63% due 06/01/2025	375,000	367,485
SM Energy Co. Senior Notes 6.50% due 07/15/2028	75,000	74,688
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	124,688
SM Energy Co. Senior Notes 6.75% due 09/15/2026	775,000	769,071
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028	525,000	585,480

		41,279,991

Oil Companies-Integrated — 0.6%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	1,485,000	1,469,046
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	5,325,000	5,209,768
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	3,062,520

		9,741,334

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,990,334
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	1,225,000	1,404,400

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing (continued)
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	$730,000	$1,023,417
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	225,000	231,469
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,719,023
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,244,542
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	2,172,834

		9,786,019

Oil-Field Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	550,000	560,312
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	2,025,000	2,126,250
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,450,000	1,518,672
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	1,275,000	1,348,134

		5,553,368

Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	400,000	404,480
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,224,750

		1,629,230

Pharmacy Services — 1.2%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	1,202,000	1,276,534
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,215,000	2,603,803
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	2,215,000	2,936,187
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	2,025,000	2,240,760
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,921,266
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	3,647,328

71

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	$1,265,000	$1,670,514
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	260,774	286,216

		18,582,608

Pipelines — 5.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 06/15/2029*	975,000	1,001,266
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	1,200,000	1,236,000
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,125,000	1,175,625
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 7.88% due 05/15/2026*	725,000	802,916
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	1,915,000	2,061,582
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	1,143,930
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	450,000	456,750
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031*	1,200,000	1,269,360
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	450,000	485,438
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026	350,000	361,414
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028	350,000	369,019
CNX Midstream Partners LP/CNX Midstream Finance Corp. Company Guar. Notes 6.50% due 03/15/2026*	1,650,000	1,705,687
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,329,327
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,759,815
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	500,000	518,750
Eastern Gas Transmission & Storage, Inc. Senior Notes 3.00% due 11/15/2029*	1,200,000	1,290,480

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Energy Transfer LP Senior Notes 4.90% due 02/01/2024	$4,250,000	$4,620,845
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	3,013,000	3,504,832
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,608,862
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	475,000	480,714
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	127,000	132,398
EQM Midstream Partners LP Senior Notes 4.75% due 01/15/2031*	1,150,000	1,170,125
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	950,000	1,028,375
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	325,000	353,951
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	725,000	813,812
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	525,000	576,795
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	725,000	759,437
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	475,000	481,531
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	3,334,241
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	797,609
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	4,206,483
MPLX LP Senior Notes 4.25% due 12/01/2027	850,000	972,671
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	3,633,674
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,789,463
MPLX LP Senior Notes 5.20% due 12/01/2047	2,740,000	3,343,286
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,325,000	1,421,473
NuStar Logistics LP Company Guar. Notes 6.00% due 06/01/2026	150,000	162,000

72

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	$100,000	$110,990
Oasis Midstream Partners LP/OMP Finance Corp. Company Guar. Notes 8.00% due 04/01/2029*	600,000	624,000
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	2,650,000	2,718,704
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,825,000	3,512,975
Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	350,000	364,798
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	725,000	721,375
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	800,000	736,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.00% due 01/15/2032*	325,000	335,956
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	175,000	189,219
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	825,000	867,504
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	647,656
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030	1,400,000	1,541,610
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,100,000	1,150,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	75,000	81,469
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,418,094
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,540,930
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	400,000	407,000

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	$250,000	$252,500
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	325,000	348,384
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	300,000	336,750
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	350,000	376,250
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	125,000	135,615
Western Midstream Operating LP Senior Notes 5.30% due 02/01/2030	100,000	112,254
Western Midstream Operating LP Senior Notes 5.30% due 03/01/2048	1,475,000	1,625,199
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	200,000	223,000
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	2,960,000	3,587,890

		80,126,933

Pollution Control — 0.1%
Madison IAQ LLC Senior Sec. Notes 4.13% due 06/30/2028*	125,000	125,184
Madison IAQ LLC Senior Notes 5.88% due 06/30/2029*	1,375,000	1,389,712

		1,514,896

Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.13% due 02/15/2029*	875,000	849,319

Publishing-Newspapers — 0.1%
TEGNA, Inc. Company Guar. Notes 4.63% due 03/15/2028	400,000	412,000
TEGNA, Inc. Company Guar. Notes 4.75% due 03/15/2026*	175,000	185,719
TEGNA, Inc. Company Guar. Notes 5.00% due 09/15/2029	1,375,000	1,436,875
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	147,000	149,058

		2,183,652

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,165,781

73

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Quarrying (continued)
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	$450,000	$481,356

		1,647,137

Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 4.13% due 07/01/2029*	300,000	295,785
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	125,000	129,375

		425,160

Radio — 0.3%
Cumulus Media New Holdings, Inc. Senior Sec. Notes 6.75% due 07/01/2026*	1,036,000	1,092,980
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	1,200,000	1,236,000
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	875,000	892,404
Townsquare Media, Inc. Senior Sec. Notes 6.88% due 02/01/2026*	350,000	373,187
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	1,100,000	1,177,000

		4,771,571

Real Estate Investment Trusts — 3.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,745,000	1,686,707
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,408,997
American Tower Corp. Senior Notes 2.70% due 04/15/2031	3,000,000	3,142,217
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,655,085
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	3,038,028
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,494,525
Crown Castle International Corp. Senior Notes 2.50% due 07/15/2031	1,775,000	1,817,168
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	2,435,000	2,490,205
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,997,814
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,879,266

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	$1,905,000	$1,884,626
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	3,068,228
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	506,028
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,934,116
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 3.88% due 02/15/2029*	100,000	102,389
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 09/01/2026	375,000	399,375
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.63% due 06/15/2025*	150,000	159,375
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	150,000	162,349
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,449,955
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,825,241
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,741,879
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,066,567
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	840,000	888,590
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,348,985
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	50,000	50,873
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	175,000	184,054
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	375,000	390,105
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	475,000	508,250

74

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Welltower, Inc. Senior Notes 2.80% due 06/01/2031	$5,300,000	$5,596,130
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	1,975,000	2,014,994
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	2,061,374

		56,953,495

Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	325,000	349,294

Rental Auto/Equipment — 0.6%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	933,722
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	5,714,536
United Rentals North America, Inc. Company Guar. Notes 3.75% due 01/15/2032	250,000	250,000
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	200,000	209,000
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	200,000	205,728
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	150,000	155,813
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	875,000	924,000
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	250,000	262,812
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	413,192

		9,068,803

Research & Development — 0.1%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	475,000	496,969
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	375,000	404,062

		901,031

Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	200,000	201,000

Security Description	Principal Amount	Value (Note 2)
Resorts/Theme Parks (continued)
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	$775,000	$798,637
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	250,000	267,188

		1,266,825

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	1,845,000	1,854,857
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	2,450,000	2,742,592
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	1,064,911
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	3,225,133

		8,887,493

Retail-Automobile — 0.1%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	1,025,000	1,224,559

Retail-Building Products — 0.2%
Foundation Building Materials, Inc. Company Guar. Notes 6.00% due 03/01/2029*	1,275,000	1,252,687
GYP Holdings III Corp. Company Guar. Notes 4.63% due 05/01/2029*	425,000	429,250
SRS Distribution, Inc. Company Guar. Notes 6.13% due 07/01/2029*	425,000	434,414
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	1,000,000	1,067,740
White Cap Parent LLC Senior Notes 8.25% due 03/15/2026(1)*	650,000	669,500

		3,853,591

Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,718,588

Retail-Gardening Products — 0.2%
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	2,800,000	2,719,120

Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS Senior Sec. Notes 5.75% (6 ML+5.00%) due 07/15/2025*	351,623	332,284

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.00% due 06/01/2031*	850,000	882,937

75

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Propane Distribution (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	$1,050,000	$1,099,875

		1,982,812

Retail-Regional Department Stores — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 04/01/2026*	850,000	907,358

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	731,500
Yum! Brands, Inc. Senior Notes 4.63% due 01/31/2032	675,000	724,781
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	250,000	273,750
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	100,000	108,125

		1,838,156

Retail-Sporting Goods — 0.0%
Academy, Ltd. Senior Sec. Notes 6.00% due 11/15/2027*	475,000	510,031

Rubber/Plastic Products — 0.2%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.25% due 01/15/2026*	2,425,000	2,518,314

Security Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	550,000	550,688
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Sec. Notes 6.63% due 07/15/2026*	675,000	714,656
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 9.75% due 07/15/2027*	2,775,000	3,041,677
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	150,000	157,688

		4,464,709

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	2,004,068

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 3.63% due 05/01/2029*	475,000	486,875

Security Description	Principal Amount	Value (Note 2)
Semiconductor Equipment (continued)
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	$1,585,000	$1,853,365

		2,340,240

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,700,683

Software Tools — 0.5%
BY Crown Parent LLC Company Guar. Notes 7.38% due 10/15/2024*	1,625,000	1,653,438
VMware, Inc. Senior Notes 2.20% due 08/15/2031	5,885,000	5,878,476

		7,531,914

Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	617,725
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	6,137,958

		6,755,683

Steel-Producers — 0.8%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	3,347,000	3,495,729
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	900,000	955,125
Cleveland-Cliffs, Inc. Company Guar. Notes 4.88% due 03/01/2031*	1,325,000	1,431,000
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,154,695

		13,036,549

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,399,981

Telephone-Integrated — 3.4%
AT&T, Inc. Senior Notes 1.70% due 03/25/2026	4,500,000	4,569,526
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	2,300,000	2,290,267
AT&T, Inc. Senior Notes 2.55% due 12/01/2033*	6,999,000	7,051,088
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,600,000	2,835,960
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	4,261,000	4,521,797

76

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	$875,000	$937,176
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,917,690
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	1,875,000	2,406,460
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	5,123,354
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	375,000	483,750
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	3,570,000	3,706,390
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	8,165,000	8,812,226
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	5,545,000	6,562,292
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,651,818

		54,869,794

Television — 0.5%
AMC Networks, Inc. Company Guar. Notes 4.25% due 02/15/2029	925,000	925,000
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	175,000	179,372
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	660,000	669,900
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	375,000	371,760
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,250,000	1,289,062
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	325,000	347,870
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	225,000	225,086
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	850,000	847,875
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	800,000	828,000
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	375,000	373,125
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	300,000	299,625

Security Description	Principal Amount	Value (Note 2)
Television (continued)
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	$1,950,000	$1,998,535

		8,355,210

Tobacco — 0.7%
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	4,620,279
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	5,625,000	6,068,527

		10,688,806

Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	900,000	901,849

Transport-Rail — 0.6%
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	3,170,324
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	2,003,003
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	3,449,521
Watco Cos. LLC/Finance Co. Senior Notes 6.50% due 06/15/2027*	1,275,000	1,363,179

		9,986,027

Transport-Services — 0.9%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,220,000	1,334,497
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	1,320,000	1,535,990
GXO Logistics, Inc. Senior Notes 1.65% due 07/15/2026*	2,395,000	2,387,647
GXO Logistics, Inc. Senior Notes 2.65% due 07/15/2031*	2,325,000	2,335,904
Ryder System, Inc. Senior Notes 2.90% due 12/01/2026	3,000,000	3,229,355
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,544,909

		14,368,302

Trucking/Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 1.20% due 11/15/2025*	2,275,000	2,268,200
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,618,895

77

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	$2,750,000	$2,947,341

		8,834,436

Water — 0.0%
Solaris Midstream Holdings LLC Senior Notes 7.63% due 04/01/2026*	225,000	235,679

Web Hosting/Design — 0.1%
VeriSign, Inc. Senior Notes 2.70% due 06/15/2031	1,220,000	1,262,493

Total U.S. Corporate Bonds & Notes (cost $1,242,678,030)		1,350,439,659

FOREIGN CORPORATE BONDS & NOTES — 11.9%
Aerospace/Defense-Equipment — 0.1%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026	775,000	817,237

Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	1,250,000	1,307,812
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	825,000	890,126

		2,197,938

Applications Software — 0.0%
Elastic NV Senior Notes 4.13% due 07/15/2029*	550,000	552,084

Auto/Truck Parts & Equipment-Original — 0.5%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,875,000	1,917,187
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	45,000	47,700
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*	3,175,000	3,429,000
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	425,000	438,281
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026(1)*	875,000	899,019
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027(1)*	550,000	573,025
IHO Verwaltungs GmbH Senior Sec. Notes 6.38% due 05/15/2029(1)*	375,000	406,294

Security Description	Principal Amount	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Senior Sec. Notes 6.25% due 05/15/2026*	$135,000	$142,763

		7,853,269

Beverages-Non-alcoholic — 0.4%
Coca-Cola European Partners PLC Senior Notes 1.50% due 01/15/2027*	2,250,000	2,252,170
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	4,805,000	5,055,581

		7,307,751

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,409,808

Cable/Satellite TV — 1.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	1,033,095
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,281,278
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,950,000	2,053,350
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,800,000	1,836,000
Virgin Media Finance PLC Company Guar. Notes 5.00% due 07/15/2030*	1,000,000	1,017,500
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*	200,000	201,706
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 05/15/2029*	200,000	213,651
Virgin Media Vendor Financing Notes IV DAC Senior Notes 5.00% due 07/15/2028*	1,050,000	1,068,900
Ziggo Bond Co. BV Company Guar. Notes 5.13% due 02/28/2030*	225,000	231,187
Ziggo Bond Co. BV Senior Notes 6.00% due 01/15/2027*	1,350,000	1,400,733
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	917,000	951,587

		18,288,987

Cellular Telecom — 0.2%
Altice France SA Senior Sec. Notes 7.38% due 05/01/2026*	945,000	982,800
Vmed O2 UK Financing I PLC Senior Sec. Notes 4.25% due 01/31/2031*	325,000	321,750

78

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Vmed O2 UK Financing I PLC Senior Sec. Notes 4.75% due 07/15/2031*	$950,000	$970,302
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,649,066

		3,923,918

Chemicals-Diversified — 0.0%
INEOS Quattro Finance 2 PLC Senior Sec. Notes 3.38% due 01/15/2026*	200,000	200,750

Chemicals-Specialty — 0.1%
Herens Holdco SARL Senior Sec. Notes 4.75% due 05/15/2028*	1,075,000	1,066,937

Coatings/Paint — 0.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV Company Guar. Notes 4.75% due 06/15/2027*	150,000	158,063

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	425,000	436,432

Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	2,340,000	2,730,780

Computers-Memory Devices — 0.1%
Seagate Technology PLC Company Guar. Notes 3.13% due 07/15/2029*	875,000	857,500
Seagate Technology PLC Company Guar. Notes 3.38% due 07/15/2031*	525,000	516,469

		1,373,969

Containers-Metal/Glass — 0.5%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027(1)*	1,825,000	1,925,192
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC Senior Notes 4.00% due 09/01/2029*	700,000	700,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	1,100,000	1,123,207
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*	1,350,000	1,378,482
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	975,000	1,005,225

Security Description	Principal Amount	Value (Note 2)
Containers-Metal/Glass (continued)
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	$1,000,000	$1,045,000
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	800,000	860,000

		8,037,981

Diagnostic Equipment — 0.4%
DH Europe Finance II SARL Company Guar. Notes 2.60% due 11/15/2029	1,665,000	1,766,277
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	4,180,000	4,685,730

		6,452,007

Diversified Financial Services — 0.7%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	3,653,000	4,008,153
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	6,739,895

		10,748,048

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	4,155,000	4,314,465

Diversified Operations — 0.1%
Stena International SA Senior Sec. Notes 6.13% due 02/01/2025*	825,000	855,937

Electric-Integrated — 0.8%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,746,522
Enel Finance International NV Company Guar. Notes 2.25% due 07/12/2031*	5,000,000	5,065,334
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,187,395
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,490,022

		12,489,273

Electronic Components-Misc. — 0.2%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,165,611
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	350,000	359,188

		2,524,799

Electronic Components-Semiconductors — 0.3%
ams AG Senior Notes 7.00% due 07/31/2025*	650,000	696,719

79

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	$3,440,000	$3,813,695

		4,510,414

Electronic Security Devices — 0.2%
Allegion PLC Company Guar. Notes 3.50% due 10/01/2029	3,400,000	3,758,198

Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*	300,000	309,750

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	1,830,000	1,818,591
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/15/2027	2,650,000	2,973,683
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	777,706

		5,569,980

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	301,000	306,299
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	3,331,764

		3,638,063

Insurance Brokers — 0.1%
Ardonagh Midco 2 PLC Senior Notes 11.50% due 01/15/2027*(8)	1,011,927	1,097,941

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	888,909

Machinery-Construction & Mining — 0.2%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	3,365,000	3,401,124

Machinery-Farming — 0.4%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,245,000	5,878,894

Machinery-General Industrial — 0.1%
Vertical Holdco GmbH Company Guar. Notes 7.63% due 07/15/2028*	975,000	1,055,145

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs — 1.4%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	$1,660,000	$1,506,293
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,385,951
AstraZeneca PLC Senior Notes 3.38% due 11/16/2025	2,900,000	3,194,857
Bausch Health Cos., Inc. Senior Sec. Notes 4.88% due 06/01/2028*	225,000	231,469
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	625,000	596,094
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	175,000	164,281
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*	475,000	447,051
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 02/15/2031*	1,300,000	1,218,750
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	382,969
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	325,000	342,063
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,866,000	1,904,486
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	1,150,000	1,144,181
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	650,000	672,750
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	1,077,000	726,975
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	625,000	627,000
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. Senior Sec. Notes 6.13% due 04/01/2029*	350,000	347,813
Jazz Securities DAC Senior Sec. Notes 4.38% due 01/15/2029*	1,075,000	1,119,344
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025†*(4)(5)	1,675,000	1,109,687
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023†*(4)(5)	1,350,000	894,375

80

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	$1,660,000	$1,673,150
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	800,625

		22,490,164

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	625,000	584,375
Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	525,000	476,364
Precision Drilling Corp. Company Guar. Notes 6.88% due 01/15/2029*	450,000	462,375
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	225,000	231,750
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	600,000	451,398

		2,206,262

Oil Companies-Exploration & Production — 0.7%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,280,386
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	6,501,991
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,206,882

		10,989,259

Oil Companies-Integrated — 0.3%
Cenovus Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,841,849
Cenovus Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	2,792,111

		5,633,960

Retail-Restaurants — 0.3%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*	75,000	74,588
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	700,000	705,103
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	3,450,000	3,441,375
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	250,000	253,450

		4,474,516

Security Description	Principal Amount/ Shares	Value (Note 2)
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023†(4)(5)	$550,000	$301,125
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024†*(4)(5)	550,000	305,250
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025†*(4)(5)	200,000	112,000

		718,375

Security Services — 0.3%
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	275,000	275,000
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	575,000	577,139
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	1,025,000	1,003,219
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	2,372,000	2,585,480

		4,440,838

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,417,156

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,600,810
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,921,211
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,930,000	2,542,251
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,292,037

		8,356,309

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Company Guar. Notes 7.13% due 10/15/2031	2,950,000	4,228,527

Total Foreign Corporate Bonds & Notes (cost $176,193,479)		190,804,217

COMMON STOCKS — 0.1%
Chemicals-Specialty — 0.0%
Hexion Holdings Corp., Class B†	13,208	258,216

Oil Companies-Exploration & Production — 0.0%
Oasis Petroleum, Inc.	7,022	643,988

Oil-Field Services — 0.1%
SESI LLC†(2)(6)	24,834	987,152

81

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Retail-Misc./Diversified — 0.0%
Party City Holdco, Inc.†	1	$11

Total Common Stocks (cost $1,740,650)		1,889,367

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	$2,500,000	3,547,991

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 3.45% (3 ML+1.74%) due 02/15/2067*	2,400,000	2,033,720

Electric-Generation — 0.4%
Electricite de France SA 5.63% due 01/22/2024*(3)	5,000,000	5,372,500

Insurance-Life/Health — 0.4%
AXA SA 8.60% due 12/15/2030	4,000,000	6,056,542

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,549,220
USF&G Capital III 8.31% due 07/01/2046*	250,000	391,078

		1,940,298

Total Preferred Securities/Capital Securities (cost $15,771,383)		18,951,051

ESCROWS AND LITIGATION TRUSTS† — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(2)	30,000	300
Ultra Resources, Inc. Escrow Notes 7.13% due 04/15/2025(2)	350,000	0

Total Escrows and Litigation Trusts (cost $1,211,640)		300

WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Expires 02/09/2026	3,504	99,514
Chesapeake Energy Corp. Expires 02/09/2026	3,894	97,350

(cost $705,375)		196,864

TOTAL INVESTMENTS (cost $1,438,300,557)(7)	97.7%	1,562,281,458
Other assets less liabilities	2.3	36,972,339

NET ASSETS	100.0%	$1,599,253,797

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $477,551,278 representing 29.9% of net assets.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Securities classified as Level 3 (see Note 2).
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Company has filed for bankruptcy protection.
(5)	Security in default.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SESI LLC	02/10/2021	5,030	$145,870
	02/16/2021	19,804	574,316

		24,834	$720,186	$987,152	$39.75	0.06%

(7)	See Note 3 for cost of investments on a tax basis.
(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

The rates shown on FRS are the current rates as of July 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML – 3 Month USD Libor

6 ML – 6 Month USD Libor

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

310	Long	U.S. Treasury Long Bonds	September 2021	$48,258,877	$51,062,813	$2,803,936

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

82

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$1,350,439,659	$—	$1,350,439,659
Foreign Corporate Bonds & Notes	—	190,804,217	—	190,804,217
Common Stocks:
Oil-Field Services	—	—	987,152	987,152
Other Industries	902,215	—	—	902,215
Preferred Securities/Capital Securities	—	18,951,051	—	18,951,051
Escrows and Litigation Trusts	—	—	300	300
Warrants	196,864	—	—	196,864

Total Investments at Value	$1,099,079	$1,560,194,927	$987,452	$1,562,281,458

Other Financial Instruments:†

Futures Contracts	$2,803,936	$—	$—	$2,803,936

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

83

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Semiconductor Equipment	4.7%
Computer Services	4.3
Medical-Drugs	3.9
Semiconductor Components-Integrated Circuits	3.8
Building & Construction Products-Misc.	3.6
Electric-Integrated	3.6
Textile-Apparel	2.9
Beverages-Wine/Spirits	2.6
Machinery-General Industrial	2.5
Apparel Manufacturers	2.5
Private Equity	2.5
Transport-Rail	2.5
Internet Content-Information/News	2.4
Industrial Gases	2.4
Oil Refining & Marketing	2.4
Computer Aided Design	2.3
Food-Misc./Diversified	2.3
Diagnostic Equipment	2.2
Electronic Components-Semiconductors	2.2
Commercial Services	2.1
Commercial Services-Finance	2.1
Finance-Credit Card	2.0
Banks-Commercial	2.0
Insurance-Life/Health	1.6
Industrial Automated/Robotic	1.4
Power Converter/Supply Equipment	1.3
Medical Labs & Testing Services	1.3
Electronic Components-Misc.	1.3
Human Resources	1.3
Retail-Jewelry	1.3
Chemicals-Specialty	1.2
Publishing-Periodicals	1.2
Athletic Footwear	1.2
Transport-Services	1.2
Auto-Cars/Light Trucks	1.2
Telecommunication Equipment	1.2
Enterprise Software/Service	1.2
Aerospace/Defense-Equipment	1.2
Building-Maintenance & Services	1.2
Machine Tools & Related Products	1.1
Rental Auto/Equipment	1.1
Coatings/Paint	1.1
Multimedia	1.1
Finance-Other Services	1.1
Gambling (Non-Hotel)	1.1
Tobacco	1.1
Electronic Forms	1.1
Aerospace/Defense	1.1
Electronic Connectors	1.0
Non-Hazardous Waste Disposal	1.0
E-Commerce/Services	1.0
Casino Services	1.0
E-Commerce/Products	1.0
Cosmetics & Toiletries	0.8
Computers-Integrated Systems	0.3

100.1%

Country Allocation*

France	13.9%
United States	10.5
Switzerland	8.3
Canada	8.2
Netherlands	8.0
Japan	6.7
Sweden	4.7
Germany	4.6
India	4.4
Cayman Islands	4.4
Hong Kong	3.8
United Kingdom	3.7
Ireland	3.3
Denmark	2.9
Taiwan	2.8
Spain	2.4
Italy	1.3
Israel	1.2
Finland	1.1
Bermuda	1.1
Australia	1.0
Portugal	1.0
South Korea	0.8

100.1%

*	Calculated as a percentage of net assets

84

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 100.1%
Australia — 1.0%
Aristocrat Leisure, Ltd.	126,643	$3,885,341

Bermuda — 1.1%
IHS Markit, Ltd.	34,400	4,019,296

Canada — 8.2%
Brookfield Asset Management, Inc., Class A	93,988	5,074,412
Canadian National Railway Co.	44,916	4,880,421
Canadian Pacific Railway, Ltd.	61,550	4,570,368
CGI, Inc.†	44,900	4,084,403
Constellation Software, Inc.	2,753	4,409,809
Thomson Reuters Corp.	40,300	4,270,327
Waste Connections, Inc.	31,506	3,991,282

		31,281,022

Cayman Islands — 4.4%
Sea, Ltd. ADR†	13,360	3,689,498
Shenzhou International Group Holdings, Ltd.	180,886	4,006,919
Tencent Holdings, Ltd.	146,778	9,057,867

		16,754,284

Denmark — 2.9%
DSV PANALPINA A/S	18,623	4,536,497
Novo Nordisk A/S, Class B	69,560	6,443,208

		10,979,705

Finland — 1.1%
Neste Oyj	66,795	4,109,898

France — 13.9%
Air Liquide SA	28,200	4,902,232
Cie de Saint-Gobain	63,860	4,568,458
Dassault Systemes SE	86,245	4,758,144
Edenred	67,606	3,927,162
Hermes International	3,118	4,771,109
Kering SA	5,540	4,974,408
LVMH Moet Hennessy Louis Vuitton SE	8,891	7,115,098
Pernod Ricard SA	20,154	4,448,230
Safran SA	33,650	4,408,038
Schneider Electric SE	30,850	5,169,352
Teleperformance	10,045	4,238,646

		53,280,877

Germany — 4.6%
adidas AG	12,850	4,667,987
Infineon Technologies AG	121,200	4,621,250
Merck KGaA	21,370	4,378,284
MTU Aero Engines AG	16,241	4,066,286

		17,733,807

Hong Kong — 3.8%
AIA Group, Ltd.	500,956	6,009,149
Hong Kong Exchanges & Clearing, Ltd.	66,400	4,242,628
Techtronic Industries Co., Ltd.	249,900	4,472,439

		14,724,216

India — 4.4%
HDFC Bank, Ltd.†	207,000	3,979,156
Kotak Mahindra Bank, Ltd.†	167,020	3,731,032
Reliance Industries, Ltd. GDR*	72,200	3,992,660
Reliance Industries, Ltd. GDR (LSE)*†	13,200	729,813

Security Description	Shares	Value (Note 2)
India (continued)
Tata Consultancy Services, Ltd.	102,230	$4,354,963

		16,787,624

Ireland — 3.3%
Accenture PLC, Class A	12,800	4,066,304
Kingspan Group PLC	41,758	4,540,947
Linde PLC	13,338	4,099,968

		12,707,219

Israel — 1.2%
NICE, Ltd. ADR†	15,869	4,421,897

Italy — 1.3%
Enel SpA	531,900	4,911,449

Japan — 6.7%
Hoya Corp.	34,679	4,896,367
Keyence Corp.	10,076	5,610,561
OBIC Co., Ltd.	5,850	1,030,789
Recruit Holdings Co., Ltd.	93,960	4,859,037
Shin-Etsu Chemical Co., Ltd.	28,660	4,676,468
Tokyo Electron, Ltd.	11,380	4,688,733

		25,761,955

Netherlands — 8.0%
Akzo Nobel NV	34,700	4,291,044
ASM International NV	12,660	4,503,346
ASML Holding NV (Euronext Amsterdam)	11,314	8,603,153
Ferrari NV	20,544	4,482,636
NXP Semiconductors NV	18,984	3,918,108
Wolters Kluwer NV	40,969	4,673,171

		30,471,458

Portugal — 1.0%
EDP—Energias de Portugal SA	745,000	3,872,086

South Korea — 0.8%
LG Household & Health Care, Ltd.	2,373	3,012,898

Spain — 2.4%
Amadeus IT Group SA†	65,630	4,296,592
Iberdrola SA	399,206	4,812,344

		9,108,936

Sweden — 4.7%
Atlas Copco AB, Class A	74,820	5,064,888
Evolution Gaming Group AB*	24,000	4,190,605
Hexagon AB, Class B	283,568	4,700,779
Swedish Match AB	456,400	4,086,156

		18,042,428

Switzerland — 8.3%
Cie Financiere Richemont SA	37,320	4,779,887
Lonza Group AG	6,352	4,943,652
Nestle SA	70,480	8,930,771
Partners Group Holding AG	2,675	4,573,294
Sika AG	13,341	4,698,436
TE Connectivity, Ltd.	27,097	3,995,995

		31,922,035

Taiwan — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	523,500	10,900,605

85

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom — 3.7%
Ashtead Group PLC	58,100	$4,352,414
Diageo PLC	110,400	5,477,030
Rentokil Initial PLC	559,400	4,406,347

		14,235,791

United States — 10.5%
Adobe, Inc.†	6,560	4,077,893
Autodesk, Inc.†	13,240	4,251,761
Danaher Corp.	14,460	4,301,705
Mastercard, Inc., Class A	10,221	3,944,693
MercadoLibre, Inc.†	2,482	3,893,513
Moody’s Corp.	10,400	3,910,400
NVIDIA Corp.	19,036	3,711,830
Thermo Fisher Scientific, Inc.	7,500	4,050,075
Visa, Inc., Class A	15,730	3,875,715
Zoetis, Inc.	20,650	4,185,755

		40,203,340

TOTAL INVESTMENTS (cost $312,243,973)(1)	100.1%	383,128,167
Liabilities in excess of other assets	(0.1)	(562,201)

NET ASSETS	100.0%	$382,565,966

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $8,913,078 representing 2.3% of net assets.

(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
LSE	— London Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$103,688,087	$279,440,080	**	$—	$383,128,167

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

86

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	96.1%
Real Estate Management/Services	2.5
Casino Services	0.7
Private Corrections	0.4
Telecom Services	0.3

100.0%

*	Calculated as a percentage of net assets

87

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 100.0%
Casino Services — 0.7%
Caesars Entertainment, Inc.†	24,900	$2,175,264

Private Corrections — 0.4%
CoreCivic, Inc.†	133,200	1,369,296

Real Estate Investment Trusts — 96.1%
Alexandria Real Estate Equities, Inc.	63,300	12,744,822
American Tower Corp.	12,700	3,591,560
Americold Realty Trust	200,800	7,801,080
CareTrust REIT, Inc.	206,000	4,968,720
CubeSmart	426,700	21,189,922
Digital Realty Trust, Inc.	126,400	19,485,824
Douglas Emmett, Inc.	186,600	6,232,440
Equinix, Inc.	24,100	19,771,881
Equity LifeStyle Properties, Inc.	140,492	11,773,230
Essex Property Trust, Inc.	47,313	15,523,395
Extra Space Storage, Inc.	38,700	6,739,218
Four Corners Property Trust, Inc.	270,800	7,774,668
Healthcare Realty Trust, Inc.	201,700	6,430,196
Invitation Homes, Inc.	287,200	11,683,296
Lamar Advertising Co., Class A	85,100	9,071,660
Lexington Realty Trust	241,800	3,179,670
Mid-America Apartment Communities, Inc.	80,600	15,563,860
National Retail Properties, Inc.	146,900	7,179,003
Phillips Edison & Co., Inc. †	48,400	1,355,200
Prologis, Inc.	301,758	38,637,094
RLJ Lodging Trust	830,781	11,921,707

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
SITE Centers Corp.	515,700	$8,179,002
Spirit Realty Capital, Inc.	79,200	3,977,424
Sunstone Hotel Investors, Inc.†	120,900	1,395,186
Terreno Realty Corp.	89,180	6,096,345
UDR, Inc.	196,100	10,783,539
Ventas, Inc.	239,745	14,331,956
VICI Properties, Inc.	387,500	12,086,125
Washington Real Estate Investment Trust	110,200	2,676,758
Welltower, Inc.	81,864	7,110,707

		309,255,488

Real Estate Management/Services — 2.5%
CBRE Group, Inc., Class A†	77,300	7,456,358
Realogy Holdings Corp.†	33,040	585,469

		8,041,827

Telecom Services — 0.3%
Cyxtera Technologies, Inc. PIPE Shares	125,181	1,069,171

TOTAL INVESTMENTS (cost $231,016,708)(1)	100.0%	321,911,046
Liabilities in excess of other assets	(0.0)	(70,769)

NET ASSETS	100.0%	$321,840,277

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$321,911,046	$—	$—	$321,911,046

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

88

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	41.9%
United States Treasury Bonds	11.1
Diversified Banking Institutions	5.0
Exchange-Traded Funds	3.8
Pipelines	2.6
Federal Home Loan Bank	2.3
Cable/Satellite TV	1.7
Oil Companies-Integrated	1.6
Medical-Drugs	1.5
Electric-Integrated	1.4
E-Commerce/Products	1.4
Medical-HMO	1.3
Oil-Field Services	1.2
Retail-Discount	1.1
Telephone-Integrated	1.1
Multimedia	1.0
Finance-Credit Card	1.0
Banks-Commercial	0.9
Real Estate Investment Trusts	0.9
Banks-Super Regional	0.8
Brewery	0.8
Pharmacy Services	0.8
Computers	0.8
Transport-Rail	0.8
Enterprise Software/Service	0.7
Banks-Fiduciary	0.7
Retail-Building Products	0.7
Chemicals-Diversified	0.6
Medical-Biomedical/Gene	0.6
Insurance-Multi-line	0.5
Auto-Cars/Light Trucks	0.4
Gas-Distribution	0.4
Aerospace/Defense	0.4
Toys	0.4
Auto/Truck Parts & Equipment-Original	0.4
Finance-Other Services	0.4
Federal Home Loan Mtg. Corp.	0.3
Food-Meat Products	0.3
Metal-Iron	0.3
Transport-Services	0.3
Oil Companies-Exploration & Production	0.3
Retail-Drug Store	0.3
Tennessee Valley Authority	0.3
Medical-Generic Drugs	0.2
Tobacco	0.2
Investment Management/Advisor Services	0.2
Cellular Telecom	0.2
Oil Refining & Marketing	0.2
Applications Software	0.2
Computer Services	0.2
Diversified Financial Services	0.2
Banks-Money Center	0.2
Commercial Services-Finance	0.2
Data Processing/Management	0.2
Medical Labs & Testing Services	0.2
Medical Products	0.2
Diversified Manufacturing Operations	0.2
Hotels/Motels	0.2
Electronic Components-Semiconductors	0.2
Metal-Copper	0.2
Medical Instruments	0.2

Beverages-Non-alcoholic	0.2%
Drug Delivery Systems	0.1
Auto-Heavy Duty Trucks	0.1
Food-Misc./Diversified	0.1
Repurchase Agreements	0.1
Networking Products	0.1

99.4%

Credit Quality#†

Aaa	59.0%
Aa	2.9
A	16.2
Baa	18.8
Ba	1.5
Not Rated@	1.6

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

89

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 34.3%
Aerospace/Defense — 0.2%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	$1,000,000	$1,342,974

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,269,711

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.25% due 10/02/2043	1,000,000	1,391,656
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	1,000,000	1,132,436

		2,524,092

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	605,000	811,171

Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	2,062,116

Banks-Commercial — 0.7%
PNC Bank NA Sub. Notes 4.05% due 07/26/2028	1,000,000	1,165,785
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	2,500,000	2,664,513

		3,830,298

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,076,970
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	1,001,691
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	935,334

		4,013,995

Banks-Super Regional — 0.8%
US Bancorp Senior Notes 3.15% due 04/27/2027	1,000,000	1,106,724
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	2,000,000	2,204,119
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,559,459

		4,870,302

Beverages-Non-alcoholic — 0.2%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	644,000	874,815

Security Description	Principal Amount	Value (Note 2)
Brewery — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	$1,000,000	$1,242,341
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,000,000	1,280,765
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	1,500,000	2,105,065

		4,628,171

Cable/Satellite TV — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,000,000	1,405,664
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	1,000,000	1,501,745
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	3,000,000	3,250,530
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	2,326,818
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	1,000,000	1,419,607

		9,904,364

Chemicals-Diversified — 0.6%
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,000,000	1,334,437
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,289,170

		3,623,607

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,132,730

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 4.25% due 05/15/2049	1,000,000	1,256,055

Computers — 0.8%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	2,027,231
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029	2,000,000	2,446,414

		4,473,645

90

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	$1,000,000	$1,115,911

Diversified Banking Institutions — 4.4%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	1,000,000	1,043,712
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	2,235,056
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	963,000	1,209,472
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,000,000	2,047,460
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	2,269,139
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	750,000	976,532
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	3,000,000	3,062,936
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	3,000,000	3,256,576
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,000,000	1,185,682
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,200,000	1,772,703
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	2,279,793
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,481,080
Morgan Stanley Senior Notes 3.13% due 01/23/2023	2,500,000	2,600,454

		25,420,595

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	778,000	1,069,636

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	839,130

E-Commerce/Products — 1.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	3,000,000	3,196,944
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057	1,000,000	1,304,679

Security Description	Principal Amount	Value (Note 2)
E-Commerce/Products (continued)
eBay, Inc. Senior Notes 3.45% due 08/01/2024	$1,073,000	$1,154,351

		5,655,974

Electric-Integrated — 1.4%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	1,000,000	1,165,875
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 05/15/2058	859,000	1,081,324
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	1,244,000	1,446,721
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	1,179,000	1,312,467
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	251,063
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	1,000,000	1,048,517
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	1,980,684

		8,286,651

Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,028,673

Enterprise Software/Service — 0.7%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	1,000,000	1,037,735
Oracle Corp. Senior Notes 2.65% due 07/15/2026	3,000,000	3,181,362

		4,219,097

Finance-Credit Card — 1.0%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	2,041,343
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	538,716
Mastercard, Inc. Senior Notes 2.95% due 06/01/2029	2,000,000	2,215,280
Visa, Inc. Senior Notes 4.30% due 12/14/2045	539,000	697,700

		5,493,039

Finance-Other Services — 0.4%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	732,067

91

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services (continued)
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	$1,143,000	$1,267,667

		1,999,734

Food-Meat Products — 0.3%
Tyson Foods, Inc. Senior Notes 4.88% due 08/15/2034	1,523,000	1,919,640

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	600,000	759,096

Gas-Distribution — 0.4%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,110,062
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	915,000	1,294,793

		2,404,855

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	1,000,000	1,069,191

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,454,660

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,286,439

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	701,000	940,356

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,114,303

Medical Products — 0.2%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	1,075,799

Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	2,000,000	2,034,955
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	1,000,000	1,417,876

		3,452,831

Medical-Drugs — 1.1%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	3,000,000	3,290,404

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	$1,134,000	$1,351,407
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	863,571
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	844,000	1,084,752

		6,590,134

Medical-HMO — 1.3%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	2,000,000	2,053,119
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,311,381
UnitedHealth Group, Inc. Senior Notes 3.88% due 12/15/2028	2,500,000	2,905,974

		7,270,474

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	810,000	1,024,650

Multimedia — 1.0%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,804,106
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	1,000,000	1,249,545
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	1,500,000	1,746,672

		5,800,323

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	519,150

Oil Companies-Exploration & Production — 0.3%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	286,226
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	230,000
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	1,000,000	1,107,157

		1,623,383

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,474,615
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	1,000,000	1,034,643

		4,509,258

92

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	$250,000	$289,479
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	700,970
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	200,000	282,186

		1,272,635

Oil-Field Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 2.77% due 12/15/2022	1,000,000	1,031,666
Halliburton Co. Senior Notes 3.80% due 11/15/2025	2,085,000	2,310,555
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	735,704

		4,077,925

Pharmacy Services — 0.8%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	1,000,000	1,175,532
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	800,000	1,031,632
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	1,151,532
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,265,707

		4,624,403

Pipelines — 1.9%
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	2,090,560
Enterprise Products Operating LLC Company Guar. Notes 5.10% due 02/15/2045	1,000,000	1,278,256
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	1,000,000	1,372,138
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	430,635
MPLX LP Senior Notes 4.00% due 03/15/2028	1,125,000	1,263,563
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,267,078
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	1,000,000	1,144,156

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	$1,000,000	$1,083,354

		10,929,740

Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,395,026
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,337,468
Weyerhaeuser Co. Senior Notes 4.00% due 04/15/2030	2,000,000	2,294,737

		5,027,231

Retail-Building Products — 0.7%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	2,036,609
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	786,000	906,165
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	700,000	825,397

		3,768,171

Retail-Discount — 1.1%
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,296,707
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	2,290,682
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,307,287
Walmart, Inc. Senior Notes 5.63% due 04/15/2041	939,000	1,385,439

		6,280,115

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,523,006

Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,000,000	1,227,101
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	1,198,690
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	710,000	1,039,309
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	2,500,000	2,718,885

		6,183,985

93

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	$1,000,000	$1,300,852

Toys — 0.4%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	2,000,000	2,250,782

Transport-Rail — 0.6%
CSX Corp. Senior Notes 3.80% due 03/01/2028	3,000,000	3,411,499

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,500,000	1,640,774

Total U.S. Corporate Bonds & Notes (cost $181,476,298)		196,852,146

FOREIGN CORPORATE BONDS & NOTES — 5.1%
Aerospace/Defense — 0.2%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	1,000,000	1,059,000

Banks-Commercial — 0.2%
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,387,077

Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,200,136

Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 5.00% due 05/30/2038	1,000,000	1,277,686

Diversified Banking Institutions — 0.6%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,150,830
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,116,344
Natwest Group PLC Senior Notes 5.08% due 01/27/2030	1,000,000	1,197,954

		3,465,128

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,000,000	1,225,436

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 4.20% due 12/06/2047	1,000,000	1,170,403
Alibaba Group Holding, Ltd. Senior Notes 4.50% due 11/28/2034	1,000,000	1,177,056

		2,347,459

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	$2,000,000	$2,033,810

Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	264,552
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,110,264

		1,374,816

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,800,600

Oil Companies-Integrated — 0.8%
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,000,000	1,251,213
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	1,000,000	1,488,922
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	2,000,000	2,029,220

		4,769,355

Oil-Field Services — 0.5%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,500,000	2,669,211

Pipelines — 0.7%
Enbridge, Inc. Company Guar. Notes 3.13% due 11/15/2029	1,500,000	1,616,725
TransCanada PipeLines, Ltd. Senior Notes 6.20% due 10/15/2037	1,500,000	2,078,644

		3,695,369

Transport-Rail — 0.2%
Canadian National Railway Co. Senior Notes 2.45% due 05/01/2050	1,000,000	927,099

Total Foreign Corporate Bonds & Notes (cost $27,860,045)		29,232,182

U.S. GOVERNMENT AGENCIES — 2.9%
Federal Home Loan Bank — 2.3%
1.50% due 08/15/2024	1,500,000	1,552,092
1.88% due 11/29/2021	1,500,000	1,509,039
2.00% due 09/09/2022	1,000,000	1,021,118
2.50% due 12/09/2022	1,000,000	1,031,759
2.63% due 12/10/2021	2,000,000	2,018,140
2.88% due 09/13/2024	1,000,000	1,076,914
3.00% due 10/12/2021	2,000,000	2,011,470
5.50% due 07/15/2036	2,000,000	3,004,257

		13,224,789

Federal Home Loan Mtg. Corp. — 0.3%
zero coupon due 12/14/2029	2,200,000	1,968,169

94

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Tennessee Valley Authority — 0.3%
4.88% due 01/15/2048	$1,000,000	$1,479,762

Total U.S. Government Agencies (cost $15,452,379)		16,672,720

U.S. GOVERNMENT TREASURIES — 53.0%
United States Treasury Bonds — 11.1%
1.13% due 05/15/2040	2,000,000	1,785,625
1.13% due 08/15/2040	2,000,000	1,780,156
1.25% due 05/15/2050	2,000,000	1,701,797
1.38% due 08/15/2050	2,000,000	1,756,016
1.88% due 02/15/2041	2,000,000	2,021,562
2.25% due 08/15/2046	1,000,000	1,071,484
2.25% due 08/15/2049	1,500,000	1,612,324
2.50% due 02/15/2046	1,000,000	1,121,016
2.50% due 05/15/2046	652,000	731,463
2.75% due 08/15/2042	2,000,000	2,323,594
2.75% due 11/15/2042	1,800,000	2,090,953
2.75% due 08/15/2047	2,000,000	2,354,844
2.75% due 11/15/2047	1,500,000	1,767,539
2.88% due 05/15/2043	1,089,000	1,291,061
2.88% due 08/15/2045	1,027,000	1,226,663
2.88% due 11/15/2046	744,000	893,294
3.00% due 11/15/2044	1,275,000	1,548,229
3.00% due 05/15/2045	1,150,000	1,400,529
3.00% due 11/15/2045	1,037,000	1,266,720
3.00% due 05/15/2047	1,500,000	1,844,766
3.00% due 02/15/2048	2,000,000	2,466,484
3.00% due 08/15/2048	2,000,000	2,470,859
3.00% due 02/15/2049	1,500,000	1,858,594
3.13% due 02/15/2043	1,428,000	1,758,002
3.13% due 08/15/2044	1,351,000	1,672,443
3.13% due 05/15/2048	2,000,000	2,522,969
3.38% due 05/15/2044	1,498,000	1,925,398
3.63% due 08/15/2043	535,000	709,126
3.63% due 02/15/2044	1,567,000	2,085,885
3.75% due 11/15/2043	1,685,000	2,278,107
4.38% due 11/15/2039	1,000,000	1,428,086
4.63% due 02/15/2040	2,015,000	2,967,638
4.75% due 02/15/2041	1,751,000	2,637,033
5.38% due 02/15/2031	2,000,000	2,760,391
5.50% due 08/15/2028	2,000,000	2,617,187

		63,747,837

United States Treasury Notes — 41.9%
0.13% due 06/30/2022	2,000,000	2,000,937
0.13% due 12/31/2022	2,000,000	2,000,078
0.13% due 01/31/2023	2,000,000	1,999,844
0.13% due 02/28/2023	2,000,000	1,999,688
0.13% due 03/31/2023	2,000,000	1,999,063
0.13% due 04/30/2023	2,000,000	1,998,750
0.13% due 05/15/2023	2,000,000	1,998,750
0.13% due 05/31/2023	2,000,000	1,998,672
0.13% due 09/15/2023	1,000,000	998,281
0.13% due 01/15/2024	2,000,000	1,993,438
0.13% due 02/15/2024	2,000,000	1,993,047
0.25% due 04/15/2023	2,000,000	2,003,203
0.25% due 06/15/2023	2,000,000	2,002,812
0.25% due 11/15/2023	2,000,000	2,001,016
0.25% due 03/15/2024	2,000,000	1,998,359
0.25% due 05/15/2024	2,000,000	1,996,250
0.25% due 06/15/2024	2,000,000	1,995,469
0.25% due 05/31/2025	2,000,000	1,979,297

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
0.25% due 06/30/2025	$2,000,000	$1,977,656
0.25% due 07/31/2025	2,000,000	1,976,094
0.25% due 08/31/2025	1,000,000	987,031
0.25% due 09/30/2025	2,000,000	1,972,734
0.25% due 10/31/2025	2,000,000	1,970,781
0.38% due 04/15/2024	2,000,000	2,003,984
0.38% due 04/30/2025	1,000,000	995,195
0.38% due 07/31/2027	2,000,000	1,943,594
0.38% due 09/30/2027	2,000,000	1,938,203
0.50% due 03/15/2023	1,000,000	1,005,781
0.50% due 02/28/2026	2,000,000	1,986,875
0.50% due 04/30/2027	3,000,000	2,945,625
0.50% due 05/31/2027	2,000,000	1,961,172
0.50% due 06/30/2027	2,000,000	1,960,078
0.50% due 08/31/2027	1,500,000	1,466,367
0.50% due 10/31/2027	2,000,000	1,951,094
0.63% due 05/15/2030	2,000,000	1,907,813
0.63% due 08/15/2030	2,000,000	1,902,188
0.75% due 01/31/2028	1,000,000	987,734
0.88% due 11/15/2030	2,000,000	1,940,938
1.13% due 02/29/2028	2,000,000	2,022,656
1.13% due 02/15/2031	2,000,000	1,981,250
1.25% due 07/31/2023	1,500,000	1,531,816
1.25% due 08/31/2024	2,000,000	2,053,672
1.25% due 03/31/2028	2,000,000	2,036,562
1.25% due 04/30/2028	2,000,000	2,036,250
1.38% due 06/30/2023	1,500,000	1,534,277
1.38% due 08/31/2023	1,500,000	1,536,563
1.38% due 08/31/2026	1,500,000	1,549,160
1.50% due 08/15/2022	2,000,000	2,029,219
1.50% due 03/31/2023	1,000,000	1,022,305
1.50% due 09/30/2024	2,000,000	2,069,922
1.50% due 10/31/2024	2,000,000	2,071,094
1.50% due 11/30/2024	2,000,000	2,071,406
1.50% due 08/15/2026	2,181,000	2,265,769
1.50% due 02/15/2030	2,000,000	2,056,562
1.63% due 08/15/2022	3,000,000	3,047,344
1.63% due 08/31/2022	1,300,000	1,321,480
1.63% due 11/15/2022	1,500,000	1,529,297
1.63% due 04/30/2023	1,500,000	1,538,145
1.63% due 05/31/2023	1,500,000	1,539,668
1.63% due 02/15/2026	2,186,000	2,282,150
1.63% due 05/15/2026	2,233,000	2,332,874
1.63% due 09/30/2026	1,000,000	1,045,469
1.63% due 08/15/2029	2,300,000	2,393,078
1.75% due 05/31/2022	2,000,000	2,027,656
1.75% due 06/15/2022	1,000,000	1,014,570
1.75% due 06/30/2022	2,000,000	2,030,234
1.75% due 09/30/2022	2,000,000	2,038,281
1.75% due 01/31/2023	2,000,000	2,048,594
1.75% due 05/15/2023	1,500,000	1,542,246
1.75% due 07/31/2024	2,000,000	2,083,672
1.75% due 12/31/2026	1,070,000	1,126,050
1.88% due 07/31/2022	2,000,000	2,035,547
1.88% due 08/31/2022	2,000,000	2,038,516
1.88% due 09/30/2022	2,000,000	2,041,172
1.88% due 10/31/2022	2,000,000	2,043,672
1.88% due 08/31/2024	2,000,000	2,091,953
1.88% due 06/30/2026	1,000,000	1,057,188
1.88% due 07/31/2026	2,000,000	2,115,469
2.00% due 07/31/2022	1,000,000	1,019,063
2.00% due 10/31/2022	3,500,000	3,582,168
2.00% due 11/30/2022	2,000,000	2,050,156

95

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.00% due 02/15/2023	$2,000,000	$2,056,875
2.00% due 05/31/2024	2,000,000	2,094,375
2.00% due 06/30/2024	3,000,000	3,144,141
2.00% due 02/15/2025	1,332,000	1,403,699
2.00% due 08/15/2025	3,217,000	3,402,354
2.00% due 11/15/2026	2,455,000	2,613,616
2.13% due 12/31/2022	2,000,000	2,056,328
2.13% due 03/31/2024	3,500,000	3,669,805
2.13% due 09/30/2024	2,000,000	2,109,375
2.13% due 11/30/2024	2,000,000	2,112,578
2.13% due 05/15/2025	2,820,000	2,990,302
2.25% due 10/31/2024	3,000,000	3,179,062
2.25% due 11/15/2024	1,352,000	1,432,962
2.25% due 12/31/2024	1,000,000	1,061,406
2.25% due 11/15/2025	2,742,000	2,934,476
2.25% due 03/31/2026	3,000,000	3,220,195
2.25% due 02/15/2027	2,000,000	2,158,281
2.25% due 08/15/2027	2,000,000	2,163,594
2.25% due 11/15/2027	3,000,000	3,247,969
2.38% due 08/15/2024	1,221,000	1,295,309
2.38% due 04/30/2026	1,000,000	1,079,922
2.38% due 05/15/2027	1,000,000	1,087,852
2.38% due 05/15/2029	2,500,000	2,740,527
2.50% due 03/31/2023	2,000,000	2,077,734
2.50% due 08/15/2023	1,000,000	1,046,758
2.50% due 01/31/2024	1,400,000	1,477,766
2.50% due 05/15/2024	1,220,000	1,294,391
2.50% due 01/31/2025	3,000,000	3,213,516
2.63% due 12/31/2023	2,000,000	2,113,906
2.63% due 02/15/2029	2,700,000	3,005,754
2.75% due 04/30/2023	1,900,000	1,985,574
2.75% due 07/31/2023	2,000,000	2,102,109
2.75% due 08/31/2023	1,000,000	1,052,852
2.75% due 02/28/2025	2,000,000	2,161,719
2.75% due 08/31/2025	1,000,000	1,088,359
2.75% due 02/15/2028	2,000,000	2,230,156
2.88% due 04/30/2025	2,000,000	2,176,250
2.88% due 05/15/2028	2,000,000	2,250,937
2.88% due 08/15/2028	2,500,000	2,818,555
3.13% due 11/15/2028	3,000,000	3,441,211

		240,414,636

Total U.S. Government Treasuries (cost $288,639,924)		304,162,473

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 3.8%
iShares 1-3 Year Treasury Bond ETF	$44,300	$3,822,425
iShares 10-20 Year Treasury Bond ETF	1,400	212,310
iShares 20+ Year Treasury Bond ETF	14,200	2,123,184
iShares 3-7 Year Treasury Bond ETF	33,000	4,347,420
iShares 7-10 Year Treasury Bond ETF	9,900	1,165,329
iShares iBoxx$ Investment Grade Corporate Bond ETF	73,800	10,037,538

Total Exchange-Traded Funds (cost $21,078,686)		21,708,206

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Insurance-Multi-line — 0.2%
Aegon NV 5.50% due 04/11/2048	500,000	577,884
Allstate Corp. 5.75% due 08/15/2053	500,000	542,100

Total Preferred Securities/Capital Securities (cost $994,314)		1,119,984

Total Long-Term Investment Securities (cost $535,501,646)		569,747,711

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/30/2021, to be repurchased 08/02/2021 in the amount of $748,000 and collateralized by $509,000 of United States Treasury Bonds, bearing interest at 1.00% due 02/15/2049 and having an approximate value of $763,069 (cost $748,000)	$748,000	748,000

TOTAL INVESTMENTS (cost $536,249,646)(1)	99.4%	570,495,711
Other assets less liabilities	0.6	3,689,197

NET ASSETS	100.0%	$574,184,908

(1)	See Note 3 for cost of investments on a tax basis.

ETF—Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

U.S. Corporate Bonds & Notes	$—	$196,852,146	$—	$196,852,146
Foreign Corporate Bonds & Notes	—	29,232,182	—	29,232,182
U.S. Government Agencies	—	16,672,720	—	16,672,720
U.S. Government Treasuries	—	304,162,473	—	304,162,473
Exchange-Traded Funds	21,708,206	—	—	21,708,206
Preferred Securities/Capital Securities	—	1,119,984	—	1,119,984
Repurchase Agreements	—	748,000	—	748,000

Total Investments at Value	$21,708,206	$548,787,505	$—	$570,495,711

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

96

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	53.3%
Diversified Banking Institutions	5.3
Exchange-Traded Funds	3.6
Federal National Mtg. Assoc.	3.4
Federal Home Loan Bank	3.3
Banks-Commercial	1.7
Federal Home Loan Mtg. Corp.	1.6
Electric-Integrated	1.5
Medical-Drugs	1.5
Finance-Credit Card	1.4
Food-Misc./Diversified	1.0
Banks-Super Regional	1.0
Banks-Fiduciary	1.0
Gas-Distribution	0.8
Computers	0.8
Pharmacy Services	0.8
Oil Companies-Exploration & Production	0.8
Auto-Cars/Light Trucks	0.7
Airlines	0.7
Cellular Telecom	0.6
Applications Software	0.6
Medical-HMO	0.6
Aerospace/Defense	0.6
Electric-Distribution	0.6
Medical-Biomedical/Gene	0.6
Electronic Components-Semiconductors	0.6
Auto/Truck Parts & Equipment-Original	0.5
Machinery-Farming	0.5
E-Commerce/Products	0.5
Medical-Generic Drugs	0.5
Machinery-General Industrial	0.5
United States Treasury Bonds	0.5
Food-Retail	0.4
Finance-Commercial	0.4
Retail-Building Products	0.4
Pipelines	0.4
E-Commerce/Services	0.4
Finance-Consumer Loans	0.4
Cosmetics & Toiletries	0.4
Diversified Manufacturing Operations	0.4
Commercial Services	0.4
Industrial Gases	0.4
Insurance Brokers	0.4
Enterprise Software/Service	0.4
Tobacco	0.3
Transport-Services	0.3
Oil Companies-Integrated	0.3
Federal Farm Credit Bank	0.3
Web Portals/ISP	0.3
Cable/Satellite TV	0.2
Chemicals-Diversified	0.2
Retail-Discount	0.2
Beverages-Non-alcoholic	0.2
Non-Hazardous Waste Disposal	0.2
Computer Services	0.2
Hotels/Motels	0.2
Brewery	0.2
Semiconductor Components-Integrated Circuits	0.1
Medical Products	0.1

99.5%

*	Calculated as a percentage of net assets
Credit Quality†#

Aaa	65.5%
Aa	2.0
A	14.5
Baa	16.0
Ba	0.7
Not Rated@	1.3

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

97

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 28.9%
Aerospace/Defense — 0.6%
Raytheon Technologies Corp. Senior Notes 3.50% due 03/15/2027	$3,000,000	$3,335,258

Airlines — 0.7%
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027	3,000,000	3,547,140

Applications Software — 0.6%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,423,452
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	2,000,000	1,955,129

		3,378,581

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	924,606

Auto/Truck Parts & Equipment-Original — 0.5%
Lear Corp. Senior Notes 3.50% due 05/30/2030	1,500,000	1,646,678
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	1,116,618

		2,763,296

Banks-Commercial — 1.1%
Discover Bank Senior Notes 2.70% due 02/06/2030	2,000,000	2,120,987
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,688,893
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	1,020,533

		5,830,413

Banks-Fiduciary — 1.0%
Northern Trust Corp. Senior Notes 1.95% due 05/01/2030	2,000,000	2,049,062
State Street Corp. Sub. Notes 3.10% due 05/15/2023	3,000,000	3,148,132

		5,197,194

Banks-Super Regional — 1.0%
Wells Fargo & Co. Senior Notes 1.65% due 06/02/2024	2,000,000	2,042,652
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	1,000,000	1,071,728
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	1,084,527

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	$1,000,000	$1,102,060

		5,300,967

Beverages-Non-alcoholic — 0.2%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	1,000,000	1,059,602

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	885,273

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	619,303
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	670,816

		1,290,119

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	1,000,000	1,114,880

Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028	1,000,000	1,210,498

Commercial Services — 0.4%
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	2,000,000	2,099,369

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,033,017

Computers — 0.8%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	2,000,000	2,100,036
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,114,380
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,000,000	1,080,147

		4,294,563

Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	2,000,000	2,140,248

Diversified Banking Institutions — 3.6%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	2,000,000	2,070,346

98

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	$1,200,000	$1,338,115
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,330,849
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	2,000,000	2,073,378
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,330,408
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	2,183,627
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	1,000,000	1,019,143
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,364,451
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	1,000,000	1,088,534
Morgan Stanley Senior Notes 2.63% due 11/17/2021	1,000,000	1,007,167
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	1,116,750
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,367,841
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,000,000	2,225,979

		19,516,588

Diversified Manufacturing Operations — 0.4%
3M Co. Senior Notes 2.38% due 08/26/2029	2,000,000	2,122,802

E-Commerce/Products — 0.5%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,278,778
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,398,562

		2,677,340

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	2,190,589

Electric-Distribution — 0.6%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	2,217,671

Security Description	Principal Amount	Value (Note 2)
Electric-Distribution (continued)
Sempra Energy Senior Notes 3.25% due 06/15/2027	$1,000,000	$1,087,818

		3,305,489

Electric-Integrated — 1.5%
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	1,000,000	1,108,772
DTE Energy Co. Senior Notes 2.53% due 10/01/2024	2,000,000	2,098,000
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	2,000,000	2,103,804
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	3,000,000	2,917,636

		8,228,212

Electronic Components-Semiconductors — 0.4%
NVIDIA Corp. Senior Notes 0.58% due 06/14/2024	2,000,000	2,007,914

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	954,409
Oracle Corp. Senior Notes 3.40% due 07/08/2024	1,000,000	1,071,360

		2,025,769

Finance-Commercial — 0.4%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030	2,000,000	2,350,675

Finance-Consumer Loans — 0.4%
Synchrony Financial Senior Notes 4.38% due 03/19/2024	2,000,000	2,177,593

Finance-Credit Card — 1.4%
American Express Co. Senior Notes 3.00% due 10/30/2024	2,000,000	2,142,499
Capital One Financial Corp. Senior Notes 3.30% due 10/30/2024	2,000,000	2,156,053
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,000,000	2,089,544
Visa, Inc. Senior Notes 3.15% due 12/14/2025	1,000,000	1,096,556

		7,484,652

Food-Misc./Diversified — 1.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,000,000	1,095,796

99

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
General Mills, Inc. Senior Notes 3.20% due 02/10/2027	$3,000,000	$3,283,837
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,024,659

		5,404,292

Food-Retail — 0.4%
Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,389,629

Gas-Distribution — 0.8%
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,000,000	2,236,322
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,110,062
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	1,000,000	1,050,488

		4,396,872

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	962,272

Industrial Gases — 0.4%
Air Products and Chemicals, Inc. Senior Notes 1.85% due 05/15/2027	2,000,000	2,073,826

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	2,000,000	2,060,595

Machinery-Farming — 0.5%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,635,760
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	1,000,000	1,096,068

		2,731,828

Machinery-General Industrial — 0.5%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	2,500,000	2,638,707

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	322,150

Medical-Biomedical/Gene — 0.6%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	975,108

Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	$2,000,000	$2,216,123

		3,191,231

Medical-Drugs — 1.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,546,896
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	873,135
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	1,000,000	1,127,339
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	1,070,872
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,295,357

		5,913,599

Medical-HMO — 0.6%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,041,129
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,311,381

		3,352,510

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	1,000,000	1,051,086

Oil Companies-Exploration & Production — 0.8%
Diamondback Energy, Inc. Company Guar. Notes 3.13% due 03/24/2031	2,000,000	2,097,266
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	2,000,000	1,939,287

		4,036,553

Pharmacy Services — 0.8%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	750,591
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	2,000,000	2,313,987
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	1,037,937

		4,102,515

Pipelines — 0.4%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	621,931
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	572,465

100

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	$1,000,000	$1,014,352

		2,208,748

Retail-Building Products — 0.4%
Home Depot, Inc. Senior Notes 3.90% due 12/06/2028	2,000,000	2,329,503

Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	1,068,450

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	765,961

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	758,285
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,073,914

		1,832,199

Transport-Services — 0.3%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,670,307

Web Portals/ISP — 0.3%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,368,419

Total U.S. Corporate Bonds & Notes (cost $149,311,972)		155,363,899

FOREIGN CORPORATE BONDS & NOTES — 4.6%
Auto-Cars/Light Trucks — 0.5%
Stellantis NV Senior Notes 5.25% due 04/15/2023	2,573,000	2,762,373

Banks-Commercial — 0.6%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	1,000,000	1,070,068
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,324,680
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,086,682

		3,481,430

Cellular Telecom — 0.4%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,340,447

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions — 1.7%
Barclays PLC Senior Notes 3.65% due 03/16/2025	$1,000,000	$1,086,536
Barclays PLC Senior Notes 4.34% due 01/10/2028	2,000,000	2,258,510
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,323,158
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,315,751
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	898,234
Natwest Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	1,109,855
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	1,064,261

		9,056,305

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	1,108,632

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	2,000,000	1,931,923

Medical-Generic Drugs — 0.5%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	2,000,000	2,022,810
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	645,223

		2,668,033

Oil Companies-Integrated — 0.3%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	883,000	895,901
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	651,206

		1,547,107

Total Foreign Corporate Bonds & Notes (cost $23,627,887)		24,896,250

U.S. GOVERNMENT AGENCIES — 8.6%
Federal Farm Credit Bank — 0.3%
0.90% due 06/15/2026	1,500,000	1,501,880

Federal Home Loan Bank — 3.3%
1.38% due 02/17/2023	2,000,000	2,039,184
1.50% due 08/15/2024	3,000,000	3,104,183
1.88% due 11/29/2021	1,000,000	1,006,026
1.88% due 12/09/2022	2,000,000	2,047,236
2.13% due 06/10/2022	2,000,000	2,034,735
2.50% due 12/09/2022	1,000,000	1,031,759

101

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Bank (continued)
2.50% due 02/13/2024	$3,000,000	$3,175,475
2.88% due 09/13/2024	1,000,000	1,076,914
3.25% due 11/16/2028	2,000,000	2,310,730

		17,826,242

Federal Home Loan Mtg. Corp. — 1.6%
0.25% due 06/26/2023	2,000,000	2,002,664
1.13% due 08/12/2021	2,000,000	2,000,595
2.38% due 01/13/2022	1,500,000	1,515,492
2.75% due 06/19/2023	3,000,000	3,144,315

		8,663,066

Federal National Mtg. Assoc. — 3.4%
0.25% due 07/10/2023	2,000,000	2,002,282
0.38% due 08/25/2025	2,000,000	1,982,255
0.75% due 10/08/2027	2,000,000	1,977,466
1.63% due 10/15/2024	3,000,000	3,118,223
1.88% due 09/24/2026	2,000,000	2,114,529
2.00% due 01/05/2022	1,000,000	1,008,239
2.13% due 04/24/2026	2,000,000	2,133,888
2.63% due 09/06/2024	3,500,000	3,748,500

		18,085,382

Total U.S. Government Agencies (cost $44,936,576)		46,076,570

U.S. GOVERNMENT TREASURIES — 53.8%
United States Treasury Bonds — 0.5%
5.25% due 02/15/2029	1,000,000	1,305,469
6.00% due 02/15/2026	1,000,000	1,241,133

		2,546,602

United States Treasury Notes — 53.3%
0.13% due 04/30/2022	2,000,000	2,000,781
0.13% due 05/31/2022	2,000,000	2,000,781
0.13% due 06/30/2022	2,000,000	2,000,937
0.13% due 07/31/2022	2,000,000	2,000,859
0.13% due 08/31/2022	2,000,000	2,000,625
0.13% due 09/30/2022	2,000,000	2,000,469
0.13% due 10/31/2022	2,000,000	2,000,391
0.13% due 11/30/2022	2,000,000	2,000,156
0.13% due 12/31/2022	2,000,000	2,000,078
0.13% due 01/31/2023	2,000,000	1,999,844
0.13% due 02/28/2023	1,000,000	999,844
0.13% due 03/31/2023	2,000,000	1,999,062
0.13% due 04/30/2023	2,000,000	1,998,750
0.13% due 05/15/2023	800,000	799,500
0.13% due 05/31/2023	2,000,000	1,998,672
0.13% due 07/15/2023	2,000,000	1,998,047
0.13% due 08/15/2023	1,500,000	1,498,008
0.13% due 09/15/2023	2,000,000	1,996,562
0.13% due 10/15/2023	1,000,000	997,852
0.13% due 12/15/2023	2,000,000	1,994,453
0.13% due 01/15/2024	2,000,000	1,993,437
0.13% due 02/15/2024	2,000,000	1,993,047
0.25% due 04/15/2023	2,000,000	2,003,203
0.25% due 06/15/2023	2,000,000	2,002,812
0.25% due 11/15/2023	1,000,000	1,000,508
0.25% due 03/15/2024	2,000,000	1,998,359
0.25% due 05/15/2024	2,000,000	1,996,250
0.25% due 05/31/2025	2,000,000	1,979,297
0.25% due 06/30/2025	2,000,000	1,977,656
0.25% due 07/31/2025	2,000,000	1,976,094

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
0.25% due 08/31/2025	$2,000,000	$1,974,062
0.25% due 09/30/2025	2,000,000	1,972,734
0.25% due 10/31/2025	1,000,000	985,391
0.38% due 03/31/2022	1,500,000	1,502,930
0.38% due 04/15/2024	2,000,000	2,003,984
0.38% due 04/30/2025	1,500,000	1,492,793
0.38% due 11/30/2025	2,000,000	1,980,469
0.38% due 12/31/2025	2,000,000	1,978,281
0.38% due 01/31/2026	2,000,000	1,976,953
0.38% due 07/31/2027	1,000,000	971,797
0.38% due 09/30/2027	2,000,000	1,938,203
0.50% due 03/15/2023	1,500,000	1,508,672
0.50% due 03/31/2025	2,000,000	2,000,781
0.50% due 02/28/2026	2,000,000	1,986,875
0.50% due 04/30/2027	1,000,000	981,875
0.50% due 05/31/2027	2,000,000	1,961,172
0.50% due 06/30/2027	2,000,000	1,960,078
0.50% due 08/31/2027	1,000,000	977,578
0.50% due 10/31/2027	1,000,000	975,547
0.63% due 03/31/2027	1,000,000	990,313
0.63% due 11/30/2027	2,000,000	1,963,750
0.63% due 05/15/2030	2,000,000	1,907,812
0.63% due 08/15/2030	2,000,000	1,902,188
0.75% due 03/31/2026	2,000,000	2,008,594
0.75% due 04/30/2026	1,000,000	1,003,984
0.75% due 05/31/2026	1,000,000	1,003,281
0.75% due 01/31/2028	2,000,000	1,975,469
0.88% due 06/30/2026	1,500,000	1,513,242
0.88% due 11/15/2030	2,000,000	1,940,937
1.25% due 10/31/2021	1,500,000	1,504,394
1.25% due 07/31/2023	1,500,000	1,531,816
1.25% due 08/31/2024	1,500,000	1,540,254
1.25% due 03/31/2028	2,000,000	2,036,562
1.25% due 04/30/2028	2,000,000	2,036,250
1.38% due 06/30/2023	2,300,000	2,352,559
1.38% due 08/31/2023	1,300,000	1,331,688
1.38% due 09/30/2023	1,300,000	1,332,500
1.38% due 08/31/2026	2,500,000	2,581,934
1.50% due 11/30/2021	1,960,000	1,969,303
1.50% due 01/31/2022	1,500,000	1,510,547
1.50% due 08/15/2022	1,000,000	1,014,609
1.50% due 09/15/2022	1,000,000	1,015,742
1.50% due 01/15/2023	1,000,000	1,019,961
1.50% due 02/28/2023	1,200,000	1,225,875
1.50% due 03/31/2023	1,200,000	1,226,766
1.50% due 09/30/2024	1,500,000	1,552,441
1.50% due 10/31/2024	1,000,000	1,035,547
1.50% due 11/30/2024	1,000,000	1,035,703
1.50% due 08/15/2026	1,500,000	1,558,301
1.50% due 01/31/2027	2,000,000	2,077,812
1.50% due 02/15/2030	2,000,000	2,056,562
1.63% due 08/31/2022	1,300,000	1,321,480
1.63% due 11/15/2022	2,000,000	2,039,062
1.63% due 04/30/2023	2,000,000	2,050,859
1.63% due 05/31/2023	1,000,000	1,026,445
1.63% due 10/31/2023	1,000,000	1,031,328
1.63% due 02/15/2026	1,300,000	1,357,180
1.63% due 05/15/2026	2,400,000	2,507,344
1.63% due 09/30/2026	1,000,000	1,045,469
1.63% due 10/31/2026	1,000,000	1,045,391
1.63% due 11/30/2026	1,000,000	1,045,430
1.63% due 08/15/2029	4,300,000	4,474,016
1.75% due 11/30/2021	1,300,000	1,307,235

102

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.75% due 02/28/2022	$2,000,000	$2,019,375
1.75% due 04/30/2022	1,000,000	1,012,422
1.75% due 05/31/2022	2,000,000	2,027,656
1.75% due 06/15/2022	1,000,000	1,014,570
1.75% due 07/15/2022	2,000,000	2,031,719
1.75% due 09/30/2022	1,000,000	1,019,141
1.75% due 01/31/2023	800,000	819,438
1.75% due 05/15/2023	3,300,000	3,392,941
1.75% due 06/30/2024	1,000,000	1,040,898
1.75% due 07/31/2024	1,000,000	1,041,836
1.75% due 12/31/2026	900,000	947,145
1.75% due 11/15/2029	1,000,000	1,050,352
1.88% due 11/30/2021	1,300,000	1,307,768
1.88% due 02/28/2022	1,300,000	1,313,559
1.88% due 07/31/2022	1,300,000	1,323,105
1.88% due 08/31/2022	1,200,000	1,223,109
1.88% due 09/30/2022	2,000,000	2,041,172
1.88% due 10/31/2022	2,000,000	2,043,672
1.88% due 08/31/2024	1,500,000	1,568,965
1.88% due 06/30/2026	1,000,000	1,057,188
1.88% due 07/31/2026	1,000,000	1,057,734
2.00% due 11/15/2021	1,300,000	1,307,224
2.00% due 12/31/2021	1,300,000	1,310,359
2.00% due 02/15/2022	1,300,000	1,313,406
2.00% due 07/31/2022	1,500,000	1,528,594
2.00% due 10/31/2022	2,000,000	2,046,953
2.00% due 11/30/2022	1,200,000	1,230,094
2.00% due 02/15/2023	1,300,000	1,336,969
2.00% due 04/30/2024	1,300,000	1,360,176
2.00% due 05/31/2024	1,300,000	1,361,344
2.00% due 06/30/2024	1,500,000	1,572,070
2.00% due 02/15/2025	1,300,000	1,369,977
2.00% due 08/15/2025	1,300,000	1,374,902
2.00% due 11/15/2026	1,300,000	1,383,992
2.13% due 08/15/2021	1,350,000	1,351,010
2.13% due 09/30/2021	1,300,000	1,304,343
2.13% due 12/31/2021	1,300,000	1,311,070
2.13% due 06/30/2022	1,200,000	1,222,313
2.13% due 12/31/2022	1,200,000	1,233,797
2.13% due 11/30/2023	1,300,000	1,356,977
2.13% due 02/29/2024	1,200,000	1,257,000
2.13% due 03/31/2024	1,300,000	1,363,070
2.13% due 07/31/2024	1,300,000	1,368,656
2.13% due 09/30/2024	2,000,000	2,109,375
2.13% due 11/30/2024	1,000,000	1,056,289
2.13% due 05/15/2025	1,300,000	1,378,508
2.13% due 05/31/2026	1,000,000	1,068,711
2.25% due 12/31/2023	3,000,000	3,144,141
2.25% due 04/30/2024	1,100,000	1,158,266
2.25% due 10/31/2024	1,000,000	1,059,688
2.25% due 11/15/2024	1,300,000	1,377,848
2.25% due 12/31/2024	2,000,000	2,122,812
2.25% due 11/15/2025	1,300,000	1,391,254
2.25% due 03/31/2026	1,200,000	1,288,078
2.25% due 02/15/2027	1,300,000	1,402,883
2.25% due 08/15/2027	1,300,000	1,406,336
2.25% due 11/15/2027	2,000,000	2,165,312
2.38% due 03/15/2022	1,500,000	1,521,445
2.38% due 02/29/2024	2,000,000	2,107,422
2.38% due 08/15/2024	1,300,000	1,379,117
2.38% due 04/30/2026	1,000,000	1,079,922

Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
2.38% due 05/15/2027	$1,300,000	$1,414,207
2.38% due 05/15/2029	1,000,000	1,096,211
2.50% due 01/15/2022	2,000,000	2,022,187
2.50% due 03/31/2023	1,000,000	1,038,867
2.50% due 08/15/2023	1,500,000	1,570,137
2.50% due 01/31/2024	1,100,000	1,161,102
2.50% due 05/15/2024	1,500,000	1,591,465
2.50% due 02/28/2026	600,000	650,297
2.63% due 12/15/2021	1,500,000	1,514,297
2.63% due 12/31/2023	2,000,000	2,113,906
2.63% due 03/31/2025	2,000,000	2,155,781
2.63% due 12/31/2025	2,000,000	2,175,312
2.63% due 01/31/2026	2,000,000	2,176,797
2.63% due 02/15/2029	1,800,000	2,003,836
2.75% due 11/15/2023	1,300,000	1,374,598
2.75% due 02/15/2024	1,500,000	1,594,219
2.75% due 02/28/2025	2,000,000	2,161,719
2.75% due 02/15/2028	2,000,000	2,230,156
2.88% due 04/30/2025	1,500,000	1,632,188
2.88% due 05/31/2025	2,000,000	2,179,375
2.88% due 05/15/2028	2,000,000	2,250,937
2.88% due 08/15/2028	2,000,000	2,254,844
3.13% due 11/15/2028	2,000,000	2,294,141

		286,836,491

Total U.S. Government Treasuries (cost $281,346,859)		289,383,093

EXCHANGE-TRADED FUNDS — 3.6%
iShares 1-3 Year Treasury Bond ETF	58,000	5,004,530
iShares 3-7 Year Treasury Bond ETF	42,200	5,559,428
iShares 7-10 Year Treasury Bond ETF	12,200	1,436,062
iShares iBoxx$ Investment Grade Corporate Bond ETF	53,000	7,208,530

Total Exchange-Traded Funds (cost $18,601,008)		19,208,550

Total Long-Term Investment Securities (cost $517,824,302)		534,928,362

REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 07/30/2021, to be repurchased 08/02/2021 in the amount of $266,000 collateralized by $181,000 of United States Treasury Inflation Index Bonds, bearing interest at 1.00% due 02/15/2049 and having an approximate value of $271,347 (cost $266,000)	$266,000	266,000

TOTAL INVESTMENTS (cost $518,090,302)(1)	99.5%	535,194,362
Other assets less liabilities	0.5	2,668,063

NET ASSETS	100.0%	$537,862,425

(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

103

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$155,363,899	$—	$155,363,899
Foreign Corporate Bonds & Notes	—	24,896,250	—	24,896,250
U.S. Government Agencies	—	46,076,570	—	46,076,570
U.S. Government Treasuries	—	289,383,093	—	289,383,093
Exchange-Traded Funds	19,208,550	—	—	19,208,550
Repurchase Agreements	—	266,000	—	266,000

Total Investments at Value	$19,208,550	$515,985,812	$—	$535,194,362

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

104

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio#

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.7%
Medical-HMO	6.2
Electronic Components-Semiconductors	4.7
Banks-Super Regional	4.4
Enterprise Software/Service	3.6
Medical-Drugs	3.4
Retail-Building Products	3.3
Cable/Satellite TV	2.9
Oil Companies-Integrated	2.7
Insurance-Multi-line	2.6
Electric-Integrated	2.5
Networking Products	2.3
Diversified Manufacturing Operations	2.2
Tobacco	2.2
Insurance-Property/Casualty	2.2
Retail-Discount	2.2
Pharmacy Services	2.0
Exchange-Traded Funds	2.0
Banks-Commercial	1.8
Chemicals-Diversified	1.7
Finance-Credit Card	1.7
Auto-Cars/Light Trucks	1.7
Insurance-Life/Health	1.5
Retail-Auto Parts	1.5
Computer Services	1.4
Transport-Services	1.4
Building-Residential/Commercial	1.4
Medical-Hospitals	1.4
Pipelines	1.2
Banks-Fiduciary	1.1
Aerospace/Defense	1.0
Medical-Wholesale Drug Distribution	0.9
Investment Management/Advisor Services	0.9
Oil Companies-Exploration & Production	0.9
Computers	0.8
Steel-Producers	0.8
Containers-Paper/Plastic	0.7
Medical Labs & Testing Services	0.7
E-Commerce/Products	0.7
Oil Refining & Marketing	0.6
Agricultural Operations	0.6
Electric Products-Misc.	0.6
Food-Misc./Diversified	0.5
Auto-Heavy Duty Trucks	0.5
Aerospace/Defense-Equipment	0.5
Retail-Drug Store	0.4
Medical-Biomedical/Gene	0.4
Rental Auto/Equipment	0.4
Finance-Consumer Loans	0.4
Electronic Components-Misc.	0.4
Registered Investment Companies	0.3
Machinery-Pumps	0.3
Building & Construction Products-Misc.	0.3
Advertising Agencies	0.3
Paper & Related Products	0.3
Retail-Automobile	0.3
Computers-Memory Devices	0.2
Finance-Auto Loans	0.2
Food-Meat Products	0.2
Machinery-General Industrial	0.2
Broadcast Services/Program	0.2

Building Products-Wood	0.2%
Distribution/Wholesale	0.2
Auto/Truck Parts & Equipment-Original	0.2
Recreational Vehicles	0.2
Diagnostic Equipment	0.2
Retail-Gardening Products	0.2
Appliances	0.2
Textile-Home Furnishings	0.2
Containers-Metal/Glass	0.2
Dialysis Centers	0.2
Water Treatment Systems	0.2
Agricultural Chemicals	0.2
Tools-Hand Held	0.2
Real Estate Management/Services	0.2
Food-Confectionery	0.2
Funeral Services & Related Items	0.2
Home Decoration Products	0.1
Internet Security	0.1
Machinery-Farming	0.1
Commercial Services	0.1
Gas-Distribution	0.1
Telephone-Integrated	0.1
Retail-Home Furnishings	0.1
Electronic Parts Distribution	0.1
Insurance-Reinsurance	0.1
Medical Products	0.1
Food-Retail	0.1
Brewery	0.1
Garden Products	0.1
Retail-Convenience Store	0.1
Finance-Investment Banker/Broker	0.1
Finance-Other Services	0.1
Telecommunication Equipment	0.1
Semiconductor Equipment	0.1
Shipbuilding	0.1
Machinery-Construction & Mining	0.1
Footwear & Related Apparel	0.1
Retail-Sporting Goods	0.1
Home Furnishings	0.1

99.9%

#	See Note 1
*	Calculated as a percentage of net assets

105

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.6%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	51,600	$1,824,576
Omnicom Group, Inc.	48,800	3,553,616

		5,378,192

Aerospace/Defense — 1.0%
General Dynamics Corp.	65,200	12,781,156
Northrop Grumman Corp.	9,600	3,484,992

		16,266,148

Aerospace/Defense-Equipment — 0.5%
L3Harris Technologies, Inc.	32,300	7,323,702

Agricultural Chemicals — 0.2%
Mosaic Co.	86,200	2,692,026

Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	126,300	7,542,636
Bunge, Ltd.	31,800	2,468,634

		10,011,270

Apparel Manufacturers — 0.0%
Hanesbrands, Inc.	36,300	662,838

Appliances — 0.2%
Whirlpool Corp.	14,200	3,145,868

Auto-Cars/Light Trucks — 1.7%
Ford Motor Co.†	887,100	12,375,045
General Motors Co.†	252,900	14,374,836

		26,749,881

Auto-Heavy Duty Trucks — 0.5%
Cummins, Inc.	33,600	7,798,560

Auto/Truck Parts & Equipment-Original — 0.2%
Gentex Corp.	42,900	1,459,887
Lear Corp.	10,600	1,854,788

		3,314,675

Banks-Commercial — 1.8%
Citizens Financial Group, Inc.	75,600	3,187,296
Commerce Bancshares, Inc.	20,655	1,460,928
Cullen/Frost Bankers, Inc.	9,100	976,612
East West Bancorp, Inc.	25,100	1,785,865
M&T Bank Corp.	21,900	2,931,315
Regions Financial Corp.	169,800	3,268,650
Truist Financial Corp.	237,700	12,938,011
Western Alliance Bancorp	17,100	1,587,222
Zions Bancorp NA	29,000	1,512,350

		29,648,249

Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	156,600	8,038,278
Northern Trust Corp.	36,800	4,152,880
State Street Corp.	62,300	5,428,822

		17,619,980

Banks-Super Regional — 4.4%
Comerica, Inc.	24,800	1,702,768
Fifth Third Bancorp	125,800	4,565,282
KeyCorp	172,500	3,391,350
PNC Financial Services Group, Inc.	75,100	13,698,991
US Bancorp	265,556	14,748,980
Wells Fargo & Co.	704,100	32,346,354

		70,453,725

Security Description	Shares	Value (Note 2)
Brewery — 0.1%
Molson Coors Beverage Co., Class B†	35,500	$1,735,595

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	28,700	832,587
Fox Corp., Class A	76,700	2,735,122

		3,567,709

Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	31,600	3,080,052
Owens Corning	24,600	2,365,536

		5,445,588

Building Products-Wood — 0.2%
Masco Corp.	59,300	3,540,803

Building-Residential/Commercial — 1.4%
D.R. Horton, Inc.	82,900	7,911,147
Lennar Corp., Class A	62,400	6,561,360
NVR, Inc.†	600	3,133,560
PulteGroup, Inc.	60,700	3,330,609
Toll Brothers, Inc.	19,000	1,126,130

		22,062,806

Cable/Satellite TV — 2.9%
Comcast Corp., Class A	810,400	47,675,832

Chemicals-Diversified — 1.7%
Celanese Corp.	26,500	4,127,905
Dow, Inc.	44,700	2,778,552
DuPont de Nemours, Inc.	83,900	6,296,695
Eastman Chemical Co.	30,800	3,471,776
FMC Corp.	29,400	3,144,330
LyondellBasell Industries NV, Class A	75,900	7,539,147

		27,358,405

Commercial Services — 0.1%
Quanta Services, Inc.	24,600	2,236,140

Computer Services — 1.4%
Genpact, Ltd.	42,900	2,136,849
International Business Machines Corp.	141,000	19,875,360
Leidos Holdings, Inc.	8,400	893,928

		22,906,137

Computers — 0.8%
Hewlett Packard Enterprise Co.	293,400	4,254,300
HP, Inc.	292,700	8,450,249

		12,704,549

Computers-Memory Devices — 0.2%
NetApp, Inc.	50,700	4,035,213

Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	7,800	669,318

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.	30,700	3,062,632

Containers-Paper/Plastic — 0.7%
Amcor PLC	355,700	4,111,892
Berry Global Group, Inc.†	20,100	1,292,229
Packaging Corp. of America	21,600	3,056,400
Sealed Air Corp.	35,200	1,997,600
Sonoco Products Co.	15,200	969,608

		11,427,729

Diagnostic Equipment — 0.2%
PerkinElmer, Inc.	17,700	3,225,471

106

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Dialysis Centers — 0.2%
DaVita, Inc.†	25,400	$3,054,350

Distribution/Wholesale — 0.2%
LKQ Corp.†	69,000	3,501,750

Diversified Banking Institutions — 9.7%
Bank of America Corp.	1,537,300	58,970,828
Goldman Sachs Group, Inc.	60,100	22,530,288
JPMorgan Chase & Co.	500,400	75,950,712

		157,451,828

Diversified Manufacturing Operations — 2.2%
3M Co.	130,975	25,925,192
Parker-Hannifin Corp.	20,300	6,334,209
Textron, Inc.	51,900	3,581,619

		35,841,020

E-Commerce/Products — 0.7%
eBay, Inc.	156,500	10,674,865

Electric Products-Misc. — 0.6%
Emerson Electric Co.	90,300	9,110,367

Electric-Integrated — 2.5%
AES Corp.	150,900	3,576,330
Evergy, Inc.	36,100	2,354,442
Exelon Corp.	221,500	10,366,200
FirstEnergy Corp.	96,100	3,682,552
Pinnacle West Capital Corp.	13,200	1,102,860
Public Service Enterprise Group, Inc.	118,900	7,399,147
Southern Co.	187,300	11,962,851

		40,444,382

Electronic Components-Misc. — 0.4%
Hubbell, Inc.	12,300	2,465,658
Jabil, Inc.	33,900	2,018,406
Sensata Technologies Holding PLC†	24,500	1,436,190

		5,920,254

Electronic Components-Semiconductors — 4.7%
Broadcom, Inc.	62,600	30,386,040
Intel Corp.	473,000	25,409,560
Micron Technology, Inc.†	171,300	13,289,454
Qorvo, Inc.†	17,900	3,393,661
Skyworks Solutions, Inc.	19,300	3,561,043

		76,039,758

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	17,100	2,027,547

Enterprise Software/Service — 3.6%
Oracle Corp.	670,400	58,418,656

Finance-Auto Loans — 0.2%
Ally Financial, Inc.	66,100	3,394,896
Credit Acceptance Corp.†	1,000	484,770

		3,879,666

Finance-Consumer Loans — 0.4%
OneMain Holdings, Inc.	21,300	1,299,300
Synchrony Financial	103,100	4,847,762

		6,147,062

Finance-Credit Card — 1.7%
American Express Co.	47,600	8,117,228
Capital One Financial Corp.	80,700	13,049,190

Security Description	Shares	Value (Note 2)
Finance-Credit Card (continued)
Discover Financial Services	48,100	$5,979,792

		27,146,210

Finance-Investment Banker/Broker — 0.1%
Jefferies Financial Group, Inc.	48,000	1,593,120

Finance-Other Services — 0.1%
SEI Investments Co.	25,600	1,556,480

Food-Confectionery — 0.2%
J.M. Smucker Co.	19,400	2,543,534

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	52,100	3,723,066

Food-Misc./Diversified — 0.5%
Kraft Heinz Co.	215,900	8,305,673

Food-Retail — 0.1%
Kroger Co.	44,800	1,823,360

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	20,800	1,116,544

Funeral Services & Related Items — 0.2%
Service Corp. International	39,700	2,480,853

Garden Products — 0.1%
Scotts Miracle-Gro Co.	9,800	1,734,208

Gas-Distribution — 0.1%
UGI Corp.	47,400	2,179,926

Home Decoration Products — 0.1%
Newell Brands, Inc.	96,300	2,383,425

Home Furnishings — 0.1%
Tempur Sealy International, Inc.	18,800	813,476

Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A†	8,900	710,843

Independent Power Producers — 0.0%
NRG Energy, Inc.	14,700	606,228

Insurance-Life/Health — 1.5%
Aflac, Inc.	124,200	6,831,000
Equitable Holdings, Inc.	78,500	2,423,295
Globe Life, Inc.	16,300	1,517,693
Lincoln National Corp.	34,100	2,101,242
Principal Financial Group, Inc.	48,600	3,019,518
Prudential Financial, Inc.	69,800	6,999,544
Voya Financial, Inc.	23,500	1,513,400

		24,405,692

Insurance-Multi-line — 2.6%
Allstate Corp.	53,700	6,983,685
American Financial Group, Inc.	15,300	1,935,297
Chubb, Ltd.	79,600	13,431,704
Cincinnati Financial Corp.	28,400	3,347,792
Hartford Financial Services Group, Inc.	63,300	4,027,146
Loews Corp.	47,300	2,536,699
MetLife, Inc.	159,000	9,174,300

		41,436,623

Insurance-Property/Casualty — 2.2%
Alleghany Corp.†	2,400	1,591,440
Arch Capital Group, Ltd.†	71,300	2,780,700
Assurant, Inc.	10,400	1,641,224
First American Financial Corp.	16,300	1,097,153
Markel Corp.†	2,320	2,798,314

107

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Old Republic International Corp.	35,600	$877,896
Progressive Corp.	103,500	9,849,060
Travelers Cos., Inc.	81,800	12,181,656
WR Berkley Corp.	31,550	2,308,514

		35,125,957

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	7,900	1,997,357

Internet Security — 0.1%
NortonLifeLock, Inc.	91,600	2,273,512

Investment Management/Advisor Services — 0.9%
Invesco, Ltd.	27,600	672,888
LPL Financial Holdings, Inc.	14,000	1,974,560
Raymond James Financial, Inc.	24,200	3,133,416
T. Rowe Price Group, Inc.	40,300	8,227,648

		14,008,512

Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	10,200	1,219,410

Machinery-Farming — 0.1%
AGCO Corp.	17,000	2,245,870

Machinery-General Industrial — 0.2%
Westinghouse Air Brake Technologies Corp.	43,100	3,657,897

Machinery-Pumps — 0.3%
Dover Corp.	32,700	5,464,824

Medical Labs & Testing Services — 0.7%
Laboratory Corp. of America Holdings†	22,200	6,574,530
Quest Diagnostics, Inc.	30,700	4,353,260

		10,927,790

Medical Products — 0.1%
Henry Schein, Inc.†	23,200	1,859,480

Medical-Biomedical/Gene — 0.4%
Bio-Rad Laboratories, Inc., Class A†	5,600	4,141,256
Biogen, Inc.†	8,900	2,907,897

		7,049,153

Medical-Drugs — 3.4%
Johnson & Johnson	320,419	55,176,152

Medical-HMO — 6.2%
Anthem, Inc.	56,500	21,696,565
Centene Corp.†	92,000	6,312,120
Molina Healthcare, Inc.†	13,600	3,712,936
UnitedHealth Group, Inc.	167,200	68,923,184

		100,644,805

Medical-Hospitals — 1.4%
HCA Healthcare, Inc.	76,900	19,086,580
Universal Health Services, Inc., Class B	17,600	2,823,216

		21,909,796

Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	46,500	5,680,905
Cardinal Health, Inc.	17,300	1,027,274
McKesson Corp.	36,500	7,439,795

		14,147,974

Security Description	Shares	Value (Note 2)
Networking Products — 2.3%
Cisco Systems, Inc.	665,100	$36,826,587

Oil Companies-Exploration & Production — 0.9%
Continental Resources, Inc.	82,900	2,831,035
EOG Resources, Inc.	132,600	9,661,236
Marathon Oil Corp.	128,170	1,485,490

		13,977,761

Oil Companies-Integrated — 2.7%
Exxon Mobil Corp.	748,300	43,079,631

Oil Refining & Marketing — 0.6%
Phillips 66	77,300	5,676,139
Valero Energy Corp.	72,200	4,835,234

		10,511,373

Paper & Related Products — 0.3%
International Paper Co.	89,200	5,152,192

Pharmacy Services — 2.0%
Cigna Corp.	61,400	14,090,686
CVS Health Corp.	221,845	18,271,154

		32,361,840

Pipelines — 1.2%
Cheniere Energy, Inc.†	57,400	4,874,982
Kinder Morgan, Inc.	400,300	6,957,214
Williams Cos., Inc.	275,500	6,901,275

		18,733,471

Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.†	11,700	2,604,069

Recreational Vehicles — 0.2%
Brunswick Corp.	17,700	1,847,880
Polaris, Inc.	10,800	1,415,556

		3,263,436

Rental Auto/Equipment — 0.4%
AMERCO	4,700	2,763,412
United Rentals, Inc.†	12,700	4,185,285

		6,948,697

Retail-Auto Parts — 1.5%
Advance Auto Parts, Inc.	15,400	3,265,724
AutoZone, Inc.†	4,100	6,656,637
Genuine Parts Co.	32,700	4,150,284
O’Reilly Automotive, Inc.†	16,400	9,902,976

		23,975,621

Retail-Automobile — 0.3%
AutoNation, Inc.†	20,000	2,426,600
CarMax, Inc.†	17,200	2,303,940

		4,730,540

Retail-Building Products — 3.3%
Home Depot, Inc.	65,200	21,397,988
Lowe’s Cos., Inc.	166,300	32,044,347

		53,442,335

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	8,300	1,640,993

Retail-Discount — 2.2%
Dollar Tree, Inc.†	53,400	5,328,786
Target Corp.	113,700	29,681,385

		35,010,171

108

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	152,800	$7,204,520

Retail-Gardening Products — 0.2%
Tractor Supply Co.	17,600	3,184,368

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	13,500	2,047,950

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	10,400	1,083,056

Semiconductor Equipment — 0.1%
MKS Instruments, Inc.	8,700	1,361,028

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	6,400	1,312,832

Steel-Producers — 0.8%
Nucor Corp.	68,600	7,135,772
Reliance Steel & Aluminum Co.	14,400	2,262,960
Steel Dynamics, Inc.	47,900	3,087,155

		12,485,887

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	51,500	1,449,210

Telephone-Integrated — 0.1%
Lumen Technologies, Inc.	174,400	2,174,768

Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	16,100	3,137,890

Tobacco — 2.2%
Altria Group, Inc.	169,000	8,118,760
Philip Morris International, Inc.	275,500	27,574,795

		35,693,555

Tools-Hand Held — 0.2%
Snap-on, Inc.	12,300	2,681,154

Transport-Services — 1.4%
Expeditors International of Washington, Inc.	10,200	1,308,150

Security Description	Shares	Value (Note 2)
Transport-Services (continued)
United Parcel Service, Inc., Class B	109,900	$21,030,464

		22,338,614

Transport-Truck — 0.0%
Knight-Swift Transportation Holdings, Inc.	9,900	491,931

Water Treatment Systems — 0.2%
Pentair PLC	37,700	2,777,359

Total Common Stocks (cost $1,170,248,592)		1,579,181,135

EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell 1000 Value ETF (cost $31,619,803)	198,500	31,754,045

Total Long-Term Investment Securities (cost $1,201,868,395)		1,610,935,180

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $5,776,182)	5,776,182	5,776,182

TOTAL INVESTMENTS (cost $1,207,644,577)(2)	99.9%	1,616,711,362
Other assets less liabilities	0.1	921,316

NET ASSETS	100.0%	$1,617,632,678

#	See Note 1
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2021.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchanged-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,579,181,135	$—	$—	$1,579,181,135
Exchange-Traded Funds	31,754,045	—	—	31,754,045
Short-Term Investment Securities	5,776,182	—	—	5,776,182

Total Investments at Value	$1,616,711,362	$—	$—	$1,616,711,362

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

109

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Banks-Commercial	9.9%
Insurance-Property/Casualty	9.1
Chemicals-Specialty	5.8
Metal Processors & Fabrication	4.8
Retail-Restaurants	3.7
Electronic Components-Misc.	3.3
Hotels/Motels	2.9
Machinery-Construction & Mining	2.8
Building & Construction Products-Misc.	2.8
Medical Products	2.6
Electric-Integrated	2.6
Distribution/Wholesale	2.4
Oil Companies-Exploration & Production	2.2
Transport-Equipment & Leasing	2.2
Enterprise Software/Service	2.2
Computers-Integrated Systems	2.1
Aerospace/Defense-Equipment	2.1
Building Products-Wood	2.1
Food-Misc./Diversified	2.0
Machinery-Pumps	2.0
Building Products-Doors & Windows	1.8
Building & Construction-Misc.	1.8
Real Estate Operations & Development	1.8
Recreational Vehicles	1.7
U.S. Government Agencies	1.7
Retail-Automobile	1.6
Energy-Alternate Sources	1.6
Retail-Misc./Diversified	1.6
Insurance-Life/Health	1.6
Machinery-Electrical	1.6
Computer Software	1.4
Building-Heavy Construction	1.3
Oil-Field Services	1.3
Building-Mobile Home/Manufactured Housing	1.2
Real Estate Investment Trusts	1.1
Miscellaneous Manufacturing	0.9
Retail-Bedding	0.8
Wire & Cable Products	0.7
Machinery-Material Handling	0.6
Rental Auto/Equipment	0.5
Engineering/R&D Services	0.5
Retail-Apparel/Shoe	0.5
Apparel Manufacturers	0.5
Metal-Aluminum	0.4
Human Resources	0.4
Auto-Heavy Duty Trucks	0.4
Repurchase Agreements	0.3
Gas-Distribution	0.3
Retail-Discount	0.2
Consulting Services	0.2
Finance-Other Services	0.1
Oil Field Machinery & Equipment	0.1

100.1%

*	Calculated as a percentage of net assets

110

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.1%
Aerospace/Defense-Equipment — 2.1%
Meggitt PLC†	1,218,424	$7,939,585

Apparel Manufacturers — 0.5%
Carter’s, Inc.	18,181	1,777,011

Auto-Heavy Duty Trucks — 0.4%
REV Group, Inc.	101,664	1,536,143

Banks-Commercial — 9.9%
Atlantic Union Bankshares Corp.	88,418	3,136,187
Bryn Mawr Bank Corp.	89,852	3,515,909
Camden National Corp.	20,829	932,514
Columbia Banking System, Inc.	127,222	4,445,137
First Horizon Corp.	307,311	4,747,955
First Interstate BancSystem, Inc., Class A	6,387	267,743
First of Long Island Corp.	125,291	2,700,021
German American Bancorp, Inc.	57,258	2,158,627
Lakeland Financial Corp.	23,936	1,600,600
Peoples Bancorp, Inc.	38,421	1,133,035
South State Corp.	75,658	5,208,297
TriCo Bancshares	69,328	2,733,603
TrustCo Bank Corp.	38,327	1,288,937
Washington Trust Bancorp, Inc.	59,839	2,917,151

		36,785,716

Building & Construction Products-Misc. — 2.8%
Summit Materials, Inc., Class A†	308,558	10,367,549

Building & Construction-Misc. — 1.8%
WillScot Mobile Mini Holdings Corp.†	238,349	6,843,000

Building Products-Doors & Windows — 1.8%
Apogee Enterprises, Inc.	130,092	5,160,749
Masonite International Corp.†	14,942	1,690,837

		6,851,586

Building Products-Wood — 2.1%
UFP Industries, Inc.	103,403	7,678,707

Building-Heavy Construction — 1.3%
Great Lakes Dredge & Dock Corp.†	308,550	4,751,670

Building-Mobile Home/Manufactured Housing — 1.2%
LCI Industries	22,269	3,247,266
Thor Industries, Inc.	8,671	1,026,299

		4,273,565

Chemicals-Specialty — 5.8%
Ashland Global Holdings, Inc.	97,594	8,302,322
Cabot Corp.	48,692	2,680,981
Elementis PLC†	1,626,643	3,230,603
Minerals Technologies, Inc.	92,212	7,397,247

		21,611,153

Computer Software — 1.4%
Software AG	108,138	5,231,257

Computers-Integrated Systems — 2.1%
NetScout Systems, Inc.†	277,587	7,983,402

Consulting Services — 0.2%
ICF International, Inc.	8,499	778,253

Distribution/Wholesale — 2.4%
Avient Corp.	181,860	8,823,847

Electric-Integrated — 2.6%
Black Hills Corp.	92,440	6,253,566

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
IDACORP, Inc.	32,992	$3,479,006

		9,732,572

Electronic Components-Misc. — 3.3%
Benchmark Electronics, Inc.	166,071	4,384,274
Knowles Corp.†	390,691	7,829,448

		12,213,722

Energy-Alternate Sources — 1.6%
Green Plains, Inc.†	169,062	5,978,032

Engineering/R&D Services — 0.5%
Stantec, Inc.	39,979	1,861,158

Enterprise Software/Service — 2.2%
ACI Worldwide, Inc.†	233,180	7,998,074

Finance-Other Services — 0.1%
Intertrust NV†*	28,981	478,830

Food-Misc./Diversified — 2.0%
Glanbia PLC	424,714	7,299,013

Gas-Distribution — 0.3%
Spire, Inc.	14,694	1,042,539

Hotels/Motels — 2.9%
Dalata Hotel Group PLC†	780,076	3,569,518
Hilton Grand Vacations, Inc.†	176,223	7,166,989

		10,736,507

Human Resources — 0.4%
Kforce, Inc.	24,850	1,551,386

Insurance-Life/Health — 1.6%
CNO Financial Group, Inc.	260,741	5,955,325

Insurance-Property/Casualty — 9.1%
Hanover Insurance Group, Inc.	83,322	11,323,460
Horace Mann Educators Corp.	175,548	6,988,566
Old Republic International Corp.	346,529	8,545,405
Selective Insurance Group, Inc.	86,436	7,031,568

		33,888,999

Machinery-Construction & Mining — 2.8%
Astec Industries, Inc.	57,203	3,507,116
Oshkosh Corp.	41,474	4,958,217
Terex Corp.	41,018	1,965,582

		10,430,915

Machinery-Electrical — 1.6%
Argan, Inc.	59,405	2,670,255
Regal Beloit Corp.	21,837	3,215,061

		5,885,316

Machinery-Material Handling — 0.6%
Columbus McKinnon Corp.	51,067	2,369,509

Machinery-Pumps — 2.0%
Flowserve Corp.	38,245	1,609,732
Mueller Water Products, Inc., Class A	382,069	5,662,263

		7,271,995

Medical Products — 2.6%
Envista Holdings Corp.†	104,892	4,518,747
Integer Holdings Corp.†	53,847	5,271,083

		9,789,830

111

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal Processors & Fabrication — 4.8%
Mueller Industries, Inc.	39,294	$1,705,360
Rexnord Corp.	114,637	6,457,502
Timken Co.	119,969	9,537,535

		17,700,397

Metal-Aluminum — 0.4%
Kaiser Aluminum Corp.	12,937	1,574,174

Miscellaneous Manufacturing — 0.9%
Hillenbrand, Inc.	74,107	3,357,047

Oil Companies-Exploration & Production — 2.2%
Crescent Point Energy Corp.	2,235,001	8,168,968

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	36,814	368,140

Oil-Field Services — 1.3%
Hunting PLC	413,343	1,206,627
NexTier Oilfield Solutions, Inc.†	246,214	940,538
TechnipFMC PLC†	352,818	2,547,346

		4,694,511

Real Estate Investment Trusts — 1.1%
Alexander & Baldwin, Inc.	43,404	868,948
Healthcare Realty Trust, Inc.	60,246	1,920,642
Highwoods Properties, Inc.	26,736	1,275,040

		4,064,630

Real Estate Operations & Development — 1.8%
McGrath RentCorp	87,195	6,837,832

Recreational Vehicles — 1.7%
Brunswick Corp.	59,667	6,229,235

Rental Auto/Equipment — 0.5%
Herc Holdings, Inc.†	15,132	1,876,973

Retail-Apparel/Shoe — 0.5%
Children’s Place, Inc.†	21,557	1,817,902

Retail-Automobile — 1.6%
Group 1 Automotive, Inc.	34,664	6,022,523

Retail-Bedding — 0.8%
Bed Bath & Beyond, Inc.†	100,780	2,876,261

Retail-Discount — 0.2%
BJ’s Wholesale Club Holdings, Inc.†	17,849	903,873

Retail-Misc./Diversified — 1.6%
Dufry AG†	112,643	5,970,045

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Restaurants — 3.7%
Denny’s Corp.†	407,917	$5,739,392
Jack in the Box, Inc.	72,657	7,909,441

		13,648,833

Transport-Equipment & Leasing — 2.2%
Greenbrier Cos., Inc.	190,262	8,143,214

Wire & Cable Products — 0.7%
Insteel Industries, Inc.	64,379	2,499,837

Total Long-Term Investment Securities (cost $300,035,360)		364,470,561

SHORT-TERM INVESTMENT SECURITIES — 1.7%
U.S. Government Agencies — 1.7%
Federal Home Loan Mtg. Corp. Disc. Notes 0.01% due 08/02/2021 (cost $6,154,998)	$6,155,000	6,155,000

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 07/30/2021, to be repurchased 08/02/2021 in the amount $1,136,000 and collateralized by $1,188,500 of United States Treasury Notes, bearing interest at 0.50% due 10/31/2027 and having an approximate value of $1,158,725 (cost $1,136,000)	1,136,000	1,136,000

TOTAL INVESTMENTS (cost $307,326,358)(1)	100.1%	371,761,561
Liabilities in excess of other assets	(0.1)	(387,477)

NET ASSETS	100.0%	$371,374,084

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $478,830 representing 0.1% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$329,545,083	$34,925,478	**	$—	$364,470,561
U.S Corporate Bonds & Notes	—	6,155,000		—	6,155,000
Repurchase Agreements	—	1,136,000		—	1,136,000

Total Investments at Value	$329,545,083	$42,216,478		$—	$371,761,561

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

112

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio#

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	6.9%
Electronic Components-Semiconductors	5.3
Web Portals/ISP	5.2
Medical-Drugs	5.1
Diversified Banking Institutions	4.1
Computer Services	4.0
Retail-Restaurants	3.9
Diversified Manufacturing Operations	3.5
Cable/Satellite TV	3.2
Transport-Rail	3.1
Insurance Brokers	2.9
Retail-Discount	2.4
Electric Products-Misc.	2.3
Medical Labs & Testing Services	2.3
Banks-Commercial	2.3
Medical-Biomedical/Gene	2.2
Insurance-Life/Health	2.1
Entertainment Software	2.0
Insurance-Multi-line	1.9
Electric-Integrated	1.8
Machinery-General Industrial	1.8
Diagnostic Equipment	1.8
Investment Management/Advisor Services	1.8
Wireless Equipment	1.8
Cosmetics & Toiletries	1.5
Commercial Services-Finance	1.5
Banks-Super Regional	1.5
Apparel Manufacturers	1.4
Airlines	1.2
Machinery-Pumps	1.2
Electronic Measurement Instruments	1.1
Medical Products	1.0
Finance-Other Services	1.0
Finance-Credit Card	0.9
Retail-Drug Store	0.9
Oil-Field Services	0.8
Broadcast Services/Program	0.8
U.S. Government Agencies	0.8
Water	0.8
Chemicals-Diversified	0.7
Building Products-Wood	0.7
Industrial Automated/Robotic	0.7
Computers	0.7
Water Treatment Systems	0.6
Insurance-Property/Casualty	0.6
Electronic Components-Misc.	0.5
Recreational Vehicles	0.5
Food-Misc./Diversified	0.4
Private Equity	0.4
Retail-Misc./Diversified	0.4
Publishing-Newspapers	0.4
Retail-Sporting Goods	0.3
Lighting Products & Systems	0.3
Transport-Services	0.3
Chemicals-Specialty	0.3
Enterprise Software/Service	0.3
Data Processing/Management	0.2
Consumer Products-Misc.	0.2
Schools	0.2
Food-Confectionery	0.2
Distribution/Wholesale	0.2

Containers-Paper/Plastic	0.2%
Repurchase Agreements	0.1
Electronic Security Devices	0.1
Retail-Home Furnishings	0.1
Computer Aided Design	0.1
Software Tools	0.1

99.9%

#	See Note 1
*	Calculated as a percentage of net assets

113

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.0%
Airlines — 1.2%
Alaska Air Group, Inc.†	30,245	$1,755,117
Southwest Airlines Co.†	86,599	4,374,982

		6,130,099

Apparel Manufacturers — 1.4%
Carter’s, Inc.	10,443	1,020,699
Columbia Sportswear Co.	9,261	922,581
Deckers Outdoor Corp.†	5,911	2,428,534
Tapestry, Inc.†	62,166	2,629,622

		7,001,436

Banks-Commercial — 2.3%
Bank OZK	29,457	1,199,195
East West Bancorp, Inc.	33,693	2,397,257
Popular, Inc.	20,196	1,469,461
Regions Financial Corp.	235,660	4,536,455
Zions Bancorp NA	39,703	2,070,511

		11,672,879

Banks-Super Regional — 1.5%
Comerica, Inc.	34,580	2,374,263
Huntington Bancshares, Inc.	356,940	5,025,715

		7,399,978

Broadcast Services/Program — 0.8%
Fox Corp., Class A	80,786	2,880,829
Fox Corp., Class B	38,028	1,264,050

		4,144,879

Building Products-Wood — 0.7%
Masco Corp.	62,363	3,723,695

Cable/Satellite TV — 3.2%
Comcast Corp., Class A	274,183	16,130,186

Chemicals-Diversified — 0.7%
Eastman Chemical Co.	33,202	3,742,529

Chemicals-Specialty — 0.3%
Valvoline, Inc.	45,023	1,381,306

Commercial Services-Finance — 1.5%
S&P Global, Inc.	17,537	7,518,463

Computer Aided Design — 0.1%
Synopsys, Inc.†	1,773	510,606

Computer Services — 4.0%
Accenture PLC, Class A	30,344	9,639,682
International Business Machines Corp.	74,975	10,568,476

		20,208,158

Computers — 0.7%
Dell Technologies, Inc., Class C†	34,384	3,322,182

Consumer Products-Misc. — 0.2%
Clorox Co.	5,911	1,069,241

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	5,517	780,656

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	97,141	7,722,709

Data Processing/Management — 0.2%
Paychex, Inc.	9,951	1,132,623

Diagnostic Equipment — 1.8%
PerkinElmer, Inc.	8,965	1,633,692

#	See Note 1

Security Description	Shares	Value (Note 2)
Diagnostic Equipment (continued)
Thermo Fisher Scientific, Inc.	14,286	$7,714,583

		9,348,275

Distribution/Wholesale — 0.2%
WW Grainger, Inc.	1,970	875,823

Diversified Banking Institutions — 4.1%
JPMorgan Chase & Co.	138,028	20,949,890

Diversified Manufacturing Operations — 3.5%
3M Co.	61,871	12,246,746
Illinois Tool Works, Inc.	7,882	1,786,613
Textron, Inc.	55,762	3,848,135

		17,881,494

Electric Products-Misc. — 2.3%
Emerson Electric Co.	117,043	11,808,468

Electric-Integrated — 1.8%
AES Corp.	166,007	3,934,366
DTE Energy Co.	46,600	5,467,112

		9,401,478

Electronic Components-Misc. — 0.5%
Hubbell, Inc.	13,005	2,606,982

Electronic Components-Semiconductors — 5.3%
Intel Corp.	279,503	15,014,901
Texas Instruments, Inc.	61,379	11,700,065

		26,714,966

Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	7,783	1,192,589
Keysight Technologies, Inc.†	25,615	4,214,948

		5,407,537

Electronic Security Devices — 0.1%
Allegion PLC	5,320	726,712

Enterprise Software/Service — 0.3%
salesforce.com, Inc.†	5,419	1,311,019

Entertainment Software — 2.0%
Electronic Arts, Inc.	72,314	10,410,323

Finance-Credit Card — 0.9%
Discover Financial Services	32,808	4,078,691
Western Union Co.	21,477	498,481

		4,577,172

Finance-Other Services — 1.0%
Nasdaq, Inc.	28,177	5,261,491

Food-Confectionery — 0.2%
Hershey Co.	5,123	916,402

Food-Misc./Diversified — 0.4%
Kellogg Co.	34,481	2,184,716

Industrial Automated/Robotic — 0.7%
Rockwell Automation, Inc.	11,034	3,392,072

Insurance Brokers — 2.9%
Aon PLC, Class A	10,542	2,741,236
Marsh & McLennan Cos., Inc.	81,280	11,966,042

		14,707,278

Insurance-Life/Health — 2.1%
Aflac, Inc.	166,894	9,179,170
Unum Group	50,245	1,376,713

		10,555,883

114

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line — 1.9%
Allstate Corp.	73,300	$9,532,665

Insurance-Property/Casualty — 0.6%
Arch Capital Group, Ltd.†	74,185	2,893,215

Investment Management/Advisor Services — 1.8%
Janus Henderson Group PLC	41,476	1,735,356
T. Rowe Price Group, Inc.	37,241	7,603,122

		9,338,478

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	8,571	1,503,182

Machinery-General Industrial — 1.8%
Otis Worldwide Corp.	104,925	9,396,034

Machinery-Pumps — 1.2%
Dover Corp.	35,073	5,861,400

Medical Labs & Testing Services — 2.3%
Laboratory Corp. of America Holdings†	24,138	7,148,469
Quest Diagnostics, Inc.	32,019	4,540,294

		11,688,763

Medical Products — 1.0%
Hill-Rom Holdings, Inc.	4,236	586,517
Hologic, Inc.†	62,855	4,716,639

		5,303,156

Medical-Biomedical/Gene — 2.2%
Amgen, Inc.	6,896	1,665,660
Biogen, Inc.†	19,310	6,309,156
Gilead Sciences, Inc.	7,290	497,834
Incyte Corp.†	6,698	518,090
Regeneron Pharmaceuticals, Inc.†	4,039	2,320,850

		11,311,590

Medical-Drugs — 5.1%
AstraZeneca PLC ADR	116,991	6,696,565
Johnson & Johnson	110,541	19,035,160

		25,731,725

Oil-Field Services — 0.8%
Halliburton Co.	207,386	4,288,742

Private Equity — 0.4%
Carlyle Group, Inc.	40,097	2,023,696

Publishing-Newspapers — 0.4%
New York Times Co., Class A	40,984	1,794,280

Real Estate Investment Trusts — 6.9%
AvalonBay Communities, Inc.	33,497	7,631,621
Equity Residential	88,569	7,451,310
Essex Property Trust, Inc.	15,074	4,945,779
First Industrial Realty Trust, Inc.	31,329	1,716,203
Kilroy Realty Corp.	28,176	1,951,752
Simon Property Group, Inc.	10,443	1,321,248
Welltower, Inc.	5,813	504,917
Weyerhaeuser Co.	176,746	5,961,643
WP Carey, Inc.	43,053	3,473,947

		34,958,420

#	See Note 1

Security Description	Shares/ Principal Amount	Value (Note 2)
Recreational Vehicles — 0.5%
Brunswick Corp.	16,749	$1,748,596
Polaris, Inc.	4,335	568,188

		2,316,784

Retail-Discount — 2.4%
Target Corp.	46,995	12,268,045

Retail-Drug Store — 0.9%
Walgreens Boots Alliance, Inc.	95,170	4,487,265

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	4,335	657,620

Retail-Misc./Diversified — 0.4%
L Brands, Inc.	24,826	1,987,818

Retail-Restaurants — 3.9%
McDonald’s Corp.	46,305	11,238,687
Yum! Brands, Inc.	66,600	8,750,574

		19,989,261

Retail-Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.	15,074	1,569,806

Schools — 0.2%
Grand Canyon Education, Inc.†	11,330	1,046,552

Software Tools — 0.1%
VMware, Inc., Class A†	3,153	484,742

Transport-Rail — 3.1%
CSX Corp.	371,719	12,013,958
Union Pacific Corp.	17,734	3,879,490

		15,893,448

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	11,231	1,440,376

Water — 0.8%
American Water Works Co., Inc.	22,463	3,821,181

Water Treatment Systems — 0.6%
Pentair PLC	39,999	2,946,726

Web Portals/ISP — 5.2%
Alphabet, Inc., Class A†	5,025	13,540,013
Alphabet, Inc., Class C†	4,828	13,056,940

		26,596,953

Wireless Equipment — 1.8%
Motorola Solutions, Inc.	41,083	9,199,305

Total Long-Term Investment Securities (cost $488,157,892)		502,960,834

SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Agencies — 0.8%
Federal Home Loan Mtg. Corp. Disc. Notes 0.01% due 02/01/2021 (cost $3,934,999)	$3,935,000	3,935,000

115

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 07/30/2021, to be repurchased 08/01/2021 in the amount of $748,000 and collateralized by $509,000 of United States Treasury Inflation Index Bonds, bearing interest at 1.00% due 02/15/2049 and having an approximate value of $763,069 (cost $748,000)	$748,000	$748,000

TOTAL INVESTMENTS (cost $492,840,891)(1)	99.9%	507,643,834
Other assets less liabilities	0.1	419,980

NET ASSETS	100.0%	$508,063,814

#	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$502,960,834	$—	$—	$502,960,834
Short-Term Investment Securities	—	3,935,000	—	3,935,000
Repurchase Agreements	—	748,000	—	748,000

Total Investments at Value	$502,960,834	$4,683,000	$—	$507,643,834

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

116

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	8.4%
Exchange-Traded Funds	5.7
Diversified Banking Institutions	4.1
Registered Investment Companies	3.8
United States Treasury Bonds	3.5
Medical-Drugs	3.5
Medical-HMO	2.2
Computers	2.1
Oil Companies-Integrated	2.1
Finance-Credit Card	2.0
Enterprise Software/Service	2.0
E-Commerce/Products	2.0
Electronic Components-Semiconductors	2.0
Applications Software	1.9
Banks-Commercial	1.9
Retail-Building Products	1.6
Federal National Mtg. Assoc.	1.5
Insurance-Property/Casualty	1.5
Banks-Super Regional	1.4
Aerospace/Defense	1.2
Medical-Biomedical/Gene	1.2
Internet Content-Entertainment	1.1
Transport-Rail	1.1
Pipelines	1.1
Transport-Services	1.1
Beverages-Non-alcoholic	1.0
Cable/Satellite TV	1.0
Multimedia	1.0
Insurance-Life/Health	1.0
Telephone-Integrated	1.0
Diversified Manufacturing Operations	0.9
Chemicals-Diversified	0.9
Auto-Cars/Light Trucks	0.8
Retail-Discount	0.8
Insurance-Multi-line	0.8
Semiconductor Equipment	0.8
Electric-Integrated	0.8
Commercial Services-Finance	0.7
Building-Residential/Commercial	0.7
Electronic Forms	0.7
Real Estate Investment Trusts	0.7
Web Portals/ISP	0.7
Retail-Restaurants	0.6
Food-Retail	0.6
Networking Products	0.6
Diagnostic Equipment	0.6
Metal-Diversified	0.6
Medical Instruments	0.6
Pharmacy Services	0.6
Steel-Producers	0.5
Tobacco	0.5
Cosmetics & Toiletries	0.5
Semiconductor Components-Integrated Circuits	0.5
Cellular Telecom	0.5
Instruments-Controls	0.5
Machinery-Farming	0.5
Chemicals-Specialty	0.4
Oil Companies-Exploration & Production	0.4
Investment Management/Advisor Services	0.4
Import/Export	0.4
Food-Misc./Diversified	0.4

Computer Software	0.4%
Drug Delivery Systems	0.4
Computer Services	0.4
Non-Hazardous Waste Disposal	0.4
Distribution/Wholesale	0.4
E-Commerce/Services	0.4
Auto/Truck Parts & Equipment-Original	0.3
Building & Construction Products-Misc.	0.3
Building Products-Cement	0.3
Finance-Other Services	0.3
Transport-Marine	0.3
Food-Confectionery	0.3
Retail-Major Department Stores	0.3
Retail-Auto Parts	0.3
Industrial Gases	0.3
Data Processing/Management	0.3
Retail-Jewelry	0.3
Machinery-General Industrial	0.3
Human Resources	0.3
Insurance-Reinsurance	0.3
Medical-Wholesale Drug Distribution	0.2
Real Estate Management/Services	0.2
Retail-Apparel/Shoe	0.2
Machinery-Material Handling	0.2
Gold Mining	0.2
Electronic Components-Misc.	0.2
Brewery	0.2
Internet Security	0.2
Rubber-Tires	0.2
Real Estate Operations & Development	0.2
Medical Products	0.2
Agricultural Chemicals	0.2
Rental Auto/Equipment	0.2
Machinery-Construction & Mining	0.2
Machinery-Electrical	0.2
Audio/Video Products	0.2
Coatings/Paint	0.2
Aerospace/Defense-Equipment	0.1
Medical-Hospitals	0.1
Retail-Perfume & Cosmetics	0.1
Electric Products-Misc.	0.1
Oil Refining & Marketing	0.1
Telecom Services	0.1
Food-Catering	0.1
Computers-Periphery Equipment	0.1
Containers-Paper/Plastic	0.1
Advertising Agencies	0.1
Paper & Related Products	0.1
Retail-Drug Store	0.1
Medical Labs & Testing Services	0.1
Toys	0.1
Retail-Gardening Products	0.1
Power Converter/Supply Equipment	0.1
Gas-Distribution	0.1
Athletic Footwear	0.1
Retail-Convenience Store	0.1
Building-Heavy Construction	0.1
Retail-Sporting Goods	0.1
Telecommunication Equipment	0.1
Computer Data Security	0.1
Containers-Metal/Glass	0.1

117

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Dialysis Centers	0.1%
Banks-Fiduciary	0.1
Appliances	0.1
Finance-Consumer Loans	0.1
Commercial Services	0.1
Auto-Heavy Duty Trucks	0.1
Airlines	0.1
Machinery-Pumps	0.1
Apparel Manufacturers	0.1
Consumer Products-Misc.	0.1
Beverages-Wine/Spirits	0.1
Hotels/Motels	0.1
Electric-Generation	0.1
Casino Hotels	0.1
Software Tools	0.1
Electric-Transmission	0.1
Textile-Apparel	0.1
Office Automation & Equipment	0.1
Wireless Equipment	0.1
Consulting Services	0.1
Agricultural Operations	0.1
Diagnostic Kits	0.1
Savings & Loans/Thrifts	0.1
Medical-Outpatient/Home Medical	0.1
Electric-Distribution	0.1
Lighting Products & Systems	0.1
Metal-Aluminum	0.1
Finance-Investment Banker/Broker	0.1
Transport-Truck	0.1
Diversified Operations	0.1
Retail-Automobile	0.1
Food-Baking	0.1
Metal-Iron	0.1
Energy-Alternate Sources	0.1
E-Marketing/Info	0.1
Internet Content-Information/News	0.1

100.0%

*	Calculated as a percentage of net assets

118

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 62.3%
Advanced Materials — 0.0%
Haynes International, Inc.	150	$5,660

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	253	8,946
Omnicom Group, Inc.	978	71,218
WPP PLC	2,000	25,892

		106,056

Aerospace/Defense — 0.8%
AeroVironment, Inc.†	100	10,110
General Dynamics Corp.	319	62,534
Lockheed Martin Corp.	170	63,184
MTU Aero Engines AG	250	62,593
Northrop Grumman Corp.	390	141,578
Raytheon Technologies Corp.	4,083	355,017
Teledyne Technologies, Inc.†	63	28,524

		723,540

Aerospace/Defense-Equipment — 0.1%
Airbus SE†	580	79,568
Astronics Corp.†	350	5,978
L3Harris Technologies, Inc.	159	36,051

		121,597

Agricultural Chemicals — 0.2%
Mosaic Co.	421	13,148
Nutrien, Ltd.	2,470	146,861

		160,009

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	618	36,907
Bunge, Ltd.	156	12,110

		49,017

Airlines — 0.1%
Japan Airlines Co., Ltd.†	3,467	72,578

Apparel Manufacturers — 0.1%
Fossil Group, Inc.†	600	7,572
Hanesbrands, Inc.	178	3,250
Hermes International	32	48,966
Lakeland Industries, Inc.†	400	10,784

		70,572

Appliances — 0.1%
SEB SA	392	65,161
Whirlpool Corp.	69	15,286

		80,447

Applications Software — 1.9%
Microsoft Corp.	5,788	1,649,059

Athletic Equipment — 0.0%
Nautilus, Inc.†	300	4,335
Vista Outdoor, Inc.†	250	10,098

		14,433

Athletic Footwear — 0.1%
adidas AG	150	54,490
Puma SE	291	35,735

		90,225

Audio/Video Products — 0.2%
GN Store Nord A/S	300	26,294
Lite-On Technology Corp.	37,000	84,948

Security Description	Shares	Value (Note 2)
Audio/Video Products (continued)
Sony Group Corp.	300	$31,314

		142,556

Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	1,430	142,253
Daimler AG	622	55,566
Ford Motor Co.†	4,337	60,501
General Motors Co.†	2,558	145,397
Honda Motor Co., Ltd.	2,186	69,929
Toyota Motor Corp.	400	35,923
Volkswagen AG (Preference Shares)	850	207,420

		716,989

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	165	38,297
Volvo AB, Class B	1,500	35,376

		73,673

Auto-Truck Trailers — 0.0%
Wabash National Corp.	900	13,176

Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC†	764	127,474
Autoliv, Inc. SDR	207	20,717
Dana, Inc.	300	7,248
Dorman Products, Inc.†	65	6,575
Gentex Corp.	210	7,146
Gentherm, Inc.†	100	8,293
Lear Corp.	52	9,099
Magna International, Inc.	400	33,536
Meritor, Inc.†	200	4,866
NGK Insulators, Ltd.	2,000	31,965
NGK Spark Plug Co., Ltd.	1,100	16,203
Titan International, Inc.†	2,400	20,688

		293,810

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	200	8,352

Banks-Commercial — 1.7%
ABN AMRO Bank NV CVA†*	2,071	24,058
Amalgamated Financial Corp.	300	4,608
Associated Banc-Corp	400	7,920
Banco Bilbao Vizcaya Argentaria SA	39,194	251,396
Bank Leumi Le-Israel BM†	12,925	98,828
Bank of N.T. Butterfield & Son, Ltd.	150	4,971
BAWAG Group AG*	2,110	120,005
BOC Hong Kong Holdings, Ltd.	4,000	12,867
Cadence BanCorp	700	13,300
Carter Bankshares, Inc.†	900	10,323
Central Pacific Financial Corp.	200	5,120
Citizens Financial Group, Inc.	370	15,599
Commerce Bancshares, Inc.	101	7,144
Commerzbank AG†	3,000	19,371
Commonwealth Bank of Australia	46	3,365
Cullen/Frost Bankers, Inc.	45	4,829
Danske Bank A/S	1,800	31,509
East West Bancorp, Inc.	123	8,751
Equity Bancshares, Inc., Class A†	300	8,838
Financial Institutions, Inc.	471	13,866
First BanCorp/Puerto Rico	1,500	18,195
First Financial Corp.	176	7,049
First Internet Bancorp	200	6,056
Flagstar Bancorp, Inc.	250	11,440
Great Western Bancorp, Inc.	200	6,160

119

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Hancock Whitney Corp.	150	$6,557
Hang Seng Bank, Ltd.	1,200	22,991
Hanmi Financial Corp.	1,100	20,053
Heartland Financial USA, Inc.	100	4,562
HomeStreet, Inc.	400	15,084
Hope Bancorp, Inc.	800	10,600
Independent Bank Corp.	100	2,103
ING Groep NV	3,452	44,205
KBC Group NV	1,620	130,155
M&T Bank Corp.	107	14,322
Mercantile Bank Corp.	100	3,125
Meta Financial Group, Inc.	400	19,880
Midland States Bancorp, Inc.	350	8,614
National Bank of Canada	400	30,616
Nordea Bank Abp	3,453	40,405
Peoples Bancorp, Inc.	200	5,898
Regions Financial Corp.	830	15,978
Republic Bancorp, Inc., Class A	198	9,654
Royal Bank of Canada	300	30,341
Seven Bank, Ltd.	5,500	12,014
Skandinaviska Enskilda Banken AB, Class A	2,186	29,535
Standard Chartered PLC	18,546	111,100
Swedbank AB, Class A	1,511	29,440
Toronto-Dominion Bank	300	19,946
Truist Financial Corp.	1,161	63,193
Umpqua Holdings Corp.	300	5,661
Western Alliance Bancorp	83	7,704
Zions Bancorp NA	141	7,353

		1,436,657

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	766	39,319
Northern Trust Corp.	180	20,313
State Street Corp.	304	26,490

		86,122

Banks-Super Regional — 0.6%
Comerica, Inc.	122	8,377
Fifth Third Bancorp	616	22,355
KeyCorp	844	16,593
PNC Financial Services Group, Inc.	367	66,944
US Bancorp	3,598	199,833
Wells Fargo & Co.	3,442	158,125

		472,227

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	2,638	150,445
Coca-Cola Consolidated, Inc.	26	10,378
Coca-Cola Femsa SAB de CV, ADR	1,370	77,501
Monster Beverage Corp.†	1,179	111,203
PepsiCo, Inc.	1,088	170,762

		520,289

Beverages-Wine/Spirits — 0.1%
Diageo PLC	126	6,251
Treasury Wine Estates, Ltd.	6,960	60,972

		67,223

Brewery — 0.2%
Anheuser-Busch InBev SA NV ADR	912	57,438
Boston Beer Co., Inc., Class A†	10	7,100
Marston’s PLC†	69,680	81,099

Security Description	Shares	Value (Note 2)
Brewery (continued)
Molson Coors Beverage Co., Class B†	173	$8,458
Royal Unibrew A/S	173	23,462

		177,557

Broadcast Services/Program — 0.0%
Discovery, Inc., Class A†	141	4,090
Fox Corp., Class A	375	13,373

		17,463

Building & Construction Products-Misc. — 0.3%
Armstrong Flooring, Inc.†	1,600	6,912
Caesarstone, Ltd.	200	2,654
Cie de Saint-Gobain	829	59,305
Fortune Brands Home & Security, Inc.	155	15,108
Geberit AG	41	33,669
James Hardie Industries PLC CDI	1,381	46,542
Owens Corning	120	11,539
Patrick Industries, Inc.	100	8,263
Wienerberger AG	2,660	108,707

		292,699

Building & Construction-Misc. — 0.0%
Ferrovial SA	691	20,498

Building Products-Air & Heating — 0.0%
Rinnai Corp.	300	27,804

Building Products-Cement — 0.3%
Anhui Conch Cement Co., Ltd.	2,800	13,392
HeidelbergCement AG	276	24,490
Holcim, Ltd.	2,405	140,993
Taiheiyo Cement Corp.	700	16,293
Vulcan Materials Co.	444	79,916

		275,084

Building Products-Doors & Windows — 0.0%
Masonite International Corp.†	200	22,632

Building Products-Wood — 0.0%
Masco Corp.	290	17,316

Building-Heavy Construction — 0.1%
China Railway Group, Ltd.	11,000	5,099
Dycom Industries, Inc.†	300	20,820
Orion Group Holdings, Inc.†	3,000	16,110
Primoris Services Corp.	500	14,950
Skanska AB, Class B	1,000	28,220
Tutor Perini Corp.†	300	4,221

		89,420

Building-Mobile Home/Manufactured Housing — 0.0%
LCI Industries	40	5,833
Winnebago Industries, Inc.	100	7,187

		13,020

Building-Residential/Commercial — 0.7%
Beazer Homes USA, Inc.†	1,000	18,260
Bellway PLC	2,019	92,052
D.R. Horton, Inc.	406	38,745
Daiwa House Industry Co., Ltd.	800	24,545
Forestar Group, Inc.†	500	10,235
Lennar Corp., Class A	305	32,071
M/I Homes, Inc.†	100	6,471
MDC Holdings, Inc.	108	5,759
Meritage Homes Corp.†	150	16,287
NVR, Inc.†	3	15,668

120

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial (continued)
Persimmon PLC	700	$28,237
PulteGroup, Inc.	296	16,242
Sekisui House, Ltd.	2,800	55,473
Toll Brothers, Inc.	1,809	107,219
Tri Pointe Homes, Inc.†	700	16,884
Vistry Group PLC	7,870	129,951

		614,099

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	10,204	600,301
Telenet Group Holding NV	414	15,526

		615,827

Casino Hotels — 0.1%
Galaxy Entertainment Group, Ltd.†	9,295	63,240

Casino Services — 0.0%
Sankyo Co., Ltd.	1,000	25,035

Cellular Telecom — 0.5%
Orange SA	7,300	81,348
SoftBank Corp.	4,500	58,797
T-Mobile US, Inc.†	1,128	162,455
Turkcell Iletisim Hizmetleri AS ADR	2,762	12,567
United States Cellular Corp.†	80	2,909
Vodafone Group PLC	42,180	67,648

		385,724

Chemicals-Diversified — 0.9%
AdvanSix, Inc.†	300	10,035
BASF SE	1,900	149,293
Celanese Corp.	130	20,250
Covestro AG*	400	25,740
Dow, Inc.	222	13,799
DuPont de Nemours, Inc.	413	30,996
Eastman Chemical Co.	151	17,021
FMC Corp.	144	15,401
LANXESS AG	276	19,998
LyondellBasell Industries NV, Class A	371	36,851
Mitsubishi Gas Chemical Co., Inc.	1,400	29,222
Nitto Denko Corp.	400	29,759
PPG Industries, Inc.	1,977	323,279
Sumitomo Chemical Co., Ltd.	5,500	28,654
Westlake Chemical Corp.	50	4,146

		754,444

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	2,100	14,637

Chemicals-Specialty — 0.4%
Brenntag SE	1,246	124,443
Daicel Corp.	3,000	25,001
Ecolab, Inc.	1,043	230,325

		379,769

Circuit Boards — 0.0%
TTM Technologies, Inc.†	400	5,596

Coal — 0.0%
SunCoke Energy, Inc.	2,260	17,470

Coatings/Paint — 0.2%
Sherwin-Williams Co.	433	126,016

Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	200	8,002

Security Description	Shares	Value (Note 2)
Commercial Services (continued)
Medifast, Inc.	70	$19,986
Quanta Services, Inc.	120	10,908
TravelSky Technology, Ltd.	22,080	37,692

		76,588

Commercial Services-Finance — 0.5%
Adyen NV†*	21	57,179
Automatic Data Processing, Inc.	1,049	219,902
IHS Markit, Ltd.	1,234	144,181

		421,262

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	375	47,663
Qualys, Inc.†	150	15,234
Tenable Holdings, Inc.†	290	12,412
Varonis Systems, Inc.†	200	12,240

		87,549

Computer Services — 0.4%
Amdocs, Ltd.	669	51,586
ExlService Holdings, Inc.†	200	22,644
Fujitsu, Ltd.	200	33,975
Genpact, Ltd.	210	10,460
Grid Dynamics Holdings, Inc.†	500	10,525
International Business Machines Corp.	1,332	187,759
Leidos Holdings, Inc.	42	4,470

		321,419

Computer Software — 0.4%
Akamai Technologies, Inc.†	864	103,611
Box, Inc., Class A†	1,000	23,920
Citrix Systems, Inc.	381	38,386
Nutanix, Inc., Class A†	1,168	42,071
Splunk, Inc.†	733	104,071
Zuora, Inc., Class A†	600	10,374

		322,433

Computers — 1.7%
Apple, Inc.	9,323	1,359,853
Hewlett Packard Enterprise Co.	1,435	20,808
HP, Inc.	3,650	105,375

		1,486,036

Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	250	7,190

Computers-Memory Devices — 0.0%
Everspin Technologies, Inc.†	1,200	6,912
NetApp, Inc.	247	19,659

		26,571

Computers-Other — 0.0%
Stratasys, Ltd.†	300	5,922

Computers-Periphery Equipment — 0.1%
Logitech International SA	972	106,256

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	40	3,432
Bureau Veritas SA	552	18,221
CRA International, Inc.	100	8,573
FTI Consulting, Inc.†	60	8,742
GP Strategies Corp.†	500	10,175

		49,143

121

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. — 0.1%
Clorox Co.	250	$45,222
Kimberly-Clark Corp.	168	22,801

		68,023

Containers-Metal/Glass — 0.1%
Ball Corp.	891	72,064
Crown Holdings, Inc.	150	14,964

		87,028

Containers-Paper/Plastic — 0.1%
Amcor PLC	1,739	20,103
Berry Global Group, Inc.†	99	6,365
Greatview Aseptic Packaging Co., Ltd.	119,005	50,469
Packaging Corp. of America	105	14,858
Sealed Air Corp.	171	9,704
Sonoco Products Co.	74	4,720

		106,219

Cosmetics & Toiletries — 0.5%
Amorepacific Corp.	311	59,935
L’Oreal SA	33	15,116
Pola Orbis Holdings, Inc.	800	19,134
Procter & Gamble Co.	1,662	236,386
Unilever PLC	1,000	57,584

		388,155

Data Processing/Management — 0.3%
CommVault Systems, Inc.†	200	15,118
Fidelity National Information Services, Inc.	1,516	225,960

		241,078

Diagnostic Equipment — 0.6%
PerkinElmer, Inc.	87	15,854
Thermo Fisher Scientific, Inc.	957	516,790

		532,644

Diagnostic Kits — 0.1%
Co-Diagnostics, Inc.†	800	8,088
DiaSorin SpA	111	22,549
Meridian Bioscience, Inc.†	375	7,688
Quidel Corp.†	70	9,903

		48,228

Dialysis Centers — 0.1%
DaVita, Inc.†	124	14,911
Fresenius Medical Care AG & Co. KGaA	910	71,845

		86,756

Distribution/Wholesale — 0.4%
Bunzl PLC	829	30,713
Ferguson PLC	276	38,690
Inchcape PLC	2,912	34,413
Jardine Cycle & Carriage, Ltd.	1,400	21,181
LKQ Corp.†	338	17,154
ScanSource, Inc.†	300	8,277
Titan Machinery, Inc.†	250	7,133
Veritiv Corp.†	300	18,384
WW Grainger, Inc.	286	127,150

		303,095

Diversified Banking Institutions — 2.7%
Banco Santander SA	13,000	47,559
Bank of America Corp.	13,720	526,299

Security Description	Shares	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of Nova Scotia	1,400	$87,382
Barclays PLC	100,330	243,158
BNP Paribas SA	3,862	234,959
Goldman Sachs Group, Inc.	294	110,215
HSBC Holdings PLC	3,453	19,058
JPMorgan Chase & Co.	6,163	935,420
Lloyds Banking Group PLC	63,000	39,920
Natwest Group PLC	9,000	25,302
Sumitomo Mitsui Financial Group, Inc.	600	20,225
UBS Group AG	4,000	65,955

		2,355,452

Diversified Financial Services — 0.0%
Hana Financial Group, Inc.	600	22,663

Diversified Manufacturing Operations — 0.5%
3M Co.	1,339	265,042
Eaton Corp. PLC	491	77,602
Parker-Hannifin Corp.	99	30,891
Siemens AG	138	21,546
Textron, Inc.	253	17,459
Trelleborg AB, Class B	1,967	48,589

		461,129

Diversified Minerals — 0.0%
BHP Group, Ltd.	829	32,488

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	2,000	14,627
Swire Pacific, Ltd., Class A	4,000	24,871

		39,498

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†	2,700	11,880
Becton Dickinson & Co.	317	81,073

		92,953

E-Commerce/Products — 1.7%
Alibaba Group Holding, Ltd. ADR†	577	112,625
Amazon.com, Inc.†	355	1,181,295
eBay, Inc.	766	52,249
Overstock.com, Inc.†	55	3,830
Sea, Ltd. ADR†	309	85,333
Vipshop Holdings, Ltd. ADR†	1,257	20,904
ZOZO, Inc.	700	23,836

		1,480,072

E-Commerce/Services — 0.4%
ANGI, Inc.†	500	5,755
Auto Trader Group PLC†*	3,039	27,534
Booking Holdings, Inc.†	40	87,130
Cargurus, Inc.†	300	8,580
Cars.com, Inc.†	800	9,664
ChannelAdvisor Corp.†	300	6,987
EverQuote, Inc., Class A†	100	3,018
Rightmove PLC	2,223	21,690
TrueCar, Inc.†	1,800	9,468
Uber Technologies, Inc.†	2,784	120,993

		300,819

E-Marketing/Info — 0.1%
CyberAgent, Inc.	2,100	37,806

Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	800	16,261
Casio Computer Co., Ltd.	1,200	19,535

122

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric Products-Misc. (continued)
Emerson Electric Co.	442	$44,593
Legrand SA	345	38,868

		119,257

Electric-Distribution — 0.1%
Sempra Energy	346	45,205

Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	700	10,233
Engie SA	2,072	27,650
SSE PLC	1,300	26,109

		63,992

Electric-Integrated — 0.8%
AES Corp.	740	17,538
AGL Energy, Ltd.	1,657	8,769
Atco, Ltd., Class I	1,100	39,747
Avista Corp.	250	10,708
Canadian Utilities, Ltd., Class A	1,000	29,296
Chubu Electric Power Co., Inc.	7,000	84,409
CLP Holdings, Ltd.	5,000	51,587
Duke Energy Corp.	269	28,275
Endesa SA	840	20,442
Evergy, Inc.	178	11,609
Exelon Corp.	1,083	50,684
FirstEnergy Corp.	470	18,010
IDACORP, Inc.	75	7,909
NextEra Energy, Inc.	468	36,457
NorthWestern Corp.	180	11,158
Origin Energy, Ltd.	8,000	24,228
Otter Tail Corp.	100	5,079
Pinnacle West Capital Corp.	487	40,689
Portland General Electric Co.	400	19,560
Public Service Enterprise Group, Inc.	581	36,156
Southern Co.	1,449	92,548
Tohoku Electric Power Co., Inc.	2,500	18,985

		663,843

Electric-Transmission — 0.1%
Red Electrica Corp. SA	3,000	59,363

Electronic Components-Misc. — 0.2%
Applied Optoelectronics, Inc.†	800	6,184
Hubbell, Inc.	61	12,228
Jabil, Inc.	166	9,884
Nippon Electric Glass Co., Ltd.	700	15,898
Sanmina Corp.†	200	7,684
Sensata Technologies Holding PLC†	2,099	123,043
Vishay Intertechnology, Inc.	200	4,426

		179,347

Electronic Components-Semiconductors — 1.3%
Amkor Technology, Inc.	880	21,683
Broadcom, Inc.	412	199,985
EMCORE Corp.†	1,100	9,614
Infineon Technologies AG	3,260	124,301
Intel Corp.	3,669	197,099
Micron Technology, Inc.†	837	64,934
NVIDIA Corp.	1,295	252,512
Photronics, Inc.†	1,000	13,370
Qorvo, Inc.†	87	16,494
Samsung Electronics Co., Ltd.	950	64,965
Skyworks Solutions, Inc.	94	17,344

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Texas Instruments, Inc.	629	$119,900

		1,102,201

Electronic Forms — 0.7%
Adobe, Inc.†	969	602,359

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	84	9,960
Avnet, Inc.	100	4,132

		14,092

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	134	25,406
Plug Power, Inc.†	100	2,728
SunPower Corp.†	400	9,908

		38,042

Engineering/R&D Services — 0.0%
COMSYS Holdings Corp.	600	16,666
Exponent, Inc.	100	10,709

		27,375

Enterprise Software/Service — 1.6%
Atlassian Corp. PLC, Class A†	542	176,215
Domo, Inc., Class B†	100	8,833
eGain Corp.†	800	9,336
HubSpot, Inc.†	40	23,841
Manhattan Associates, Inc.†	50	7,981
Open Text Corp. (NASDAQ)	704	36,545
Open Text Corp. (TSX)	400	20,776
Oracle Corp.	5,517	480,751
salesforce.com, Inc.†	1,359	328,783
SAP SE	736	105,561
SPS Commerce, Inc.†	100	10,895
UiPath, Inc., Class A†	709	44,355
Workday, Inc., Class A†	357	83,681
Workiva, Inc.†	200	25,954

		1,363,507

Entertainment Software — 0.0%
NetEase, Inc. ADR	207	21,157

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	324	16,640
Credit Acceptance Corp.†	5	2,424

		19,064

Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	350	16,569
Enova International, Inc.†	600	19,854
EZCORP, Inc., Class A†	1,300	7,436
Navient Corp.	300	6,129
OneMain Holdings, Inc.	104	6,344
Synchrony Financial	504	23,698

		80,030

Finance-Credit Card — 1.1%
Alliance Data Systems Corp.	100	9,325
American Express Co.	237	40,416
Capital One Financial Corp.	395	63,871
Discover Financial Services	237	29,464
Visa, Inc., Class A	3,321	818,261

		961,337

123

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.1%
Amerant Bancorp, Inc.†	322	$7,132
Jefferies Financial Group, Inc.	235	7,800
Nomura Holdings, Inc.	5,500	27,487

		42,419

Finance-Leasing Companies — 0.0%
AerCap Holdings NV†	276	14,628

Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	2,400	12,840
CME Group, Inc.	338	71,700
Deutsche Boerse AG	166	27,722
IG Group Holdings PLC	6,034	74,803
Intercontinental Exchange, Inc.	611	73,216
SEI Investments Co.	124	7,539

		267,820

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	400	5,536
NMI Holdings, Inc., Class A†	200	4,404
Radian Group, Inc.	700	15,806

		25,746

Firearms & Ammunition — 0.0%
Smith & Wesson Brands, Inc.	500	11,725

Fisheries — 0.0%
Toyo Suisan Kaisha, Ltd.	900	34,398

Food-Baking — 0.1%
Flowers Foods, Inc.	1,655	38,992

Food-Catering — 0.1%
Compass Group PLC†	4,753	100,414
Healthcare Services Group, Inc.	365	9,526

		109,940

Food-Confectionery — 0.3%
Hershey Co.	282	50,444
J.M. Smucker Co.	555	72,766
Mondelez International, Inc., Class A	1,838	116,272
Want Want China Holdings, Ltd.	28,000	18,892

		258,374

Food-Dairy Products — 0.0%
Yakult Honsha Co., Ltd.	400	23,642

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	254	18,151
WH Group, Ltd.*	17,000	14,103

		32,254

Food-Misc./Diversified — 0.4%
General Mills, Inc.	458	26,958
George Weston, Ltd.	300	31,111
John B. Sanfilippo & Son, Inc.	100	9,236
Kellogg Co.	405	25,661
Kraft Heinz Co.	1,056	40,624
Nestle SA	1,243	157,505
Nissin Foods Holdings Co., Ltd.	300	21,358
Nomad Foods, Ltd.†	700	18,284

		330,737

Food-Retail — 0.6%
Carrefour SA	1,300	24,163
Colruyt SA	450	25,579

Security Description	Shares	Value (Note 2)
Food-Retail (continued)
Empire Co., Ltd., Class A	2,400	$78,814
HelloFresh SE†	414	38,829
ICA Gruppen AB	830	41,035
J Sainsbury PLC	6,500	25,589
Jeronimo Martins SGPS SA	1,500	30,546
Kesko Oyj, Class B	986	42,276
Koninklijke Ahold Delhaize NV	1,551	48,225
Kroger Co.	1,807	73,545
Loblaw Cos., Ltd.	1,400	94,710
Shoprite Holdings, Ltd.	1,850	20,238

		543,549

Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	700	13,615
United Natural Foods, Inc.†	700	23,184

		36,799

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	101	5,422
Wolverine World Wide, Inc.	200	6,708

		12,130

Funeral Services & Related Items — 0.0%
Service Corp. International	193	12,061

Gambling (Non-Hotel) — 0.0%
International Game Technology PLC†	600	11,250

Garden Products — 0.0%
Scotts Miracle-Gro Co.	47	8,317

Gas-Distribution — 0.1%
Enagas SA	2,428	55,771
Northwest Natural Holding Co.	200	10,458
Southwest Gas Holdings, Inc.	200	13,986
UGI Corp.	231	10,624

		90,839

Gas-Transportation — 0.0%
Snam SpA	3,091	18,722

Gold Mining — 0.2%
B2Gold Corp.	2,200	9,222
Kinross Gold Corp.	3,000	19,646
McEwen Mining, Inc.†	8,600	10,320
Newcrest Mining, Ltd.	4,600	89,673
Newmont Corp.	900	56,538

		185,399

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	400	4,804

Home Decoration Products — 0.0%
Newell Brands, Inc.	470	11,633

Home Furnishings — 0.0%
Tempur Sealy International, Inc.	91	3,938

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	44	3,514
Marcus Corp.†	400	6,428
Sol Melia SA†	7,850	54,167

		64,109

Human Resources — 0.3%
Adecco Group AG	1,784	106,870
AMN Healthcare Services, Inc.†	135	13,576
Heidrick & Struggles International, Inc.	220	9,396

124

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Human Resources (continued)
Insperity, Inc.	180	$17,829
Kforce, Inc.	310	19,353
Paylocity Holding Corp.†	30	6,224
Randstad NV	483	35,068
TrueBlue, Inc.†	400	10,876

		219,192

Import/Export — 0.4%
ITOCHU Corp.	2,800	83,420
Marubeni Corp.	10,310	88,335
Mitsubishi Corp.	3,000	84,581
Mitsui & Co., Ltd.	1,800	41,540
Sumitomo Corp.	2,500	33,997

		331,873

Independent Power Producers — 0.0%
NRG Energy, Inc.	73	3,011

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	650	6,656

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	200	10,314

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	834	242,719

Instruments-Controls — 0.5%
Honeywell International, Inc.	1,635	382,247

Insurance Brokers — 0.0%
Selectquote, Inc.†	200	3,560

Insurance-Life/Health — 0.7%
Aflac, Inc.	608	33,440
AIA Group, Ltd.	2,400	28,789
AXA SA	3,140	81,277
Dai-ichi Life Holdings, Inc.	2,000	36,952
Equitable Holdings, Inc.	384	11,854
Globe Life, Inc.	80	7,449
Great-West Lifeco, Inc.	800	24,072
iA Financial Corp., Inc.	400	22,129
Japan Post Holdings Co., Ltd.	2,800	23,793
Japan Post Insurance Co., Ltd.	1,700	30,207
Legal & General Group PLC	8,288	30,091
Lincoln National Corp.	167	10,291
Manulife Financial Corp.	1,100	21,266
NN Group NV	1,736	86,173
Principal Financial Group, Inc.	237	14,725
Prudential Financial, Inc.	341	34,195
Swiss Life Holding AG	57	29,441
T&D Holdings, Inc.	3,000	38,451
Voya Financial, Inc.	114	7,342

		571,937

Insurance-Multi-line — 0.5%
Allianz SE	207	51,552
Allstate Corp.	263	34,203
American Financial Group, Inc.	75	9,487
ASR Nederland NV	507	20,834
Chubb, Ltd.	390	65,809
Cincinnati Financial Corp.	139	16,385
Direct Line Insurance Group PLC	21,034	86,851
Genworth Financial, Inc., Class A†	2,400	8,016
Hartford Financial Services Group, Inc.	1,186	75,453
Loews Corp.	232	12,442

Security Description	Shares	Value (Note 2)
Insurance-Multi-line (continued)
Medibank Private, Ltd.	10,000	$24,327
MetLife, Inc.	777	44,833

		450,192

Insurance-Property/Casualty — 1.3%
Admiral Group PLC	800	37,743
Alleghany Corp.†	12	7,957
Arch Capital Group, Ltd.†	349	13,611
Assurant, Inc.	199	31,404
Berkshire Hathaway, Inc., Class B†	1,529	425,505
Enstar Group, Ltd.†	30	7,711
First American Financial Corp.	365	24,568
Markel Corp.†	11	13,268
MS&AD Insurance Group Holdings, Inc.	1,000	30,914
Old Republic International Corp.	174	4,291
Progressive Corp.	506	48,151
Safety Insurance Group, Inc.	130	9,961
Samsung Fire & Marine Insurance Co., Ltd.	185	34,525
Stewart Information Services Corp.	200	11,802
Travelers Cos., Inc.	2,509	373,640
WR Berkley Corp.	154	11,268

		1,086,319

Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	388	19,738
Essent Group, Ltd.	150	6,775
Everest Re Group, Ltd.	250	63,207
Greenlight Capital Re, Ltd., Class A†	700	6,160
Muenchener Rueckversicherungs-Gesellschaft AG	111	30,019
SCOR SE	997	27,890
Swiss Re AG	650	58,837

		212,626

Internet Application Software — 0.0%
Perion Network, Ltd.†	600	11,412

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	100	7,761

Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	2,505	892,531
Pinterest, Inc., Class A†	1,464	86,230

		978,761

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	700	19,101
Yelp, Inc.†	500	18,700

		37,801

Internet Security — 0.2%
NortonLifeLock, Inc.	450	11,169
Palo Alto Networks, Inc.†	413	164,808

		175,977

Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.	50	7,922
Artisan Partners Asset Management, Inc., Class A	100	4,809
BrightSphere Investment Group, Inc.	769	19,217
CI Financial Corp.	800	14,588
Federated Hermes, Inc.	400	12,976
Invesco, Ltd.	138	3,364
Julius Baer Group, Ltd.	2,936	194,229

125

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
LPL Financial Holdings, Inc.	69	$9,732
Quilter PLC*	7,500	16,713
Raymond James Financial, Inc.	118	15,279
T. Rowe Price Group, Inc.	197	40,220

		339,049

Lighting Products & Systems — 0.1%
Signify NV*	800	44,813

Lottery Services — 0.0%
La Francaise des Jeux SAEM*	483	25,848

Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	2,800	28,937

Machinery-Construction & Mining — 0.2%
Manitowoc Co, Inc.†	800	18,520
Metso Outotec Oyj	8,390	95,348
Oshkosh Corp.	49	5,858
Sandvik AB	447	11,644
Terex Corp.	300	14,376

		145,746

Machinery-Electrical — 0.2%
Argan, Inc.	200	8,990
Hitachi, Ltd.	1,818	104,409
Schindler Holding AG (Participation Certificate)	97	31,398

		144,797

Machinery-Farming — 0.2%
AGCO Corp.	84	11,097
CNH Industrial NV	7,340	123,606
CNH Industrial NV	1,800	30,071

		164,774

Machinery-General Industrial — 0.3%
ANDRITZ AG	552	30,429
Atlas Copco AB, Class A	552	37,367
GEA Group AG	1,593	70,652
Otis Worldwide Corp.	581	52,029
Valmet Oyj	622	25,932
Westinghouse Air Brake Technologies Corp.	210	17,823

		234,232

Machinery-Material Handling — 0.2%
KION Group AG	1,750	185,835

Machinery-Pumps — 0.1%
Dover Corp.	160	26,739
IMI PLC	1,105	26,964
Rotork PLC	3,453	17,300

		71,003

Medical Instruments — 0.6%
Alcon, Inc.	1,334	97,115
Apyx Medical Corp.†	400	3,600
Demant A/S†	500	30,562
Intuitive Surgical, Inc.†	78	77,334
Medtronic PLC	2,044	268,398
Natus Medical, Inc.†	300	8,010

		485,019

Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services — 0.1%
BioMerieux	120	$14,306
Fulgent Genetics, Inc.†	100	9,225
ICON PLC†	83	20,192
Laboratory Corp. of America Holdings†	109	32,280
Medpace Holdings, Inc.†	40	7,038
Quest Diagnostics, Inc.	149	21,128

		104,169

Medical Products — 0.2%
Electromed, Inc.†	400	4,696
Globus Medical, Inc., Class A†	200	16,634
Haemonetics Corp.†	120	7,295
Hanger, Inc.†	400	9,816
Henry Schein, Inc.†	114	9,137
InfuSystem Holdings, Inc.†	300	5,475
Masimo Corp.†	20	5,448
Sartorius Stedim Biotech	90	51,360
Sonova Holding AG	84	33,006
Surmodics, Inc.†	200	11,022
T2 Biosystems, Inc.†	2,550	2,626
Zynex, Inc.†	400	5,556

		162,071

Medical-Biomedical/Gene — 0.8%
Abeona Therapeutics, Inc.†	5,000	6,100
Achieve Life Sciences, Inc.†	550	4,021
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	0
Amgen, Inc.	742	179,223
AnaptysBio, Inc.†	500	11,490
Aptevo Therapeutics, Inc.†	250	4,692
Aravive, Inc.†	600	2,490
Atara Biotherapeutics, Inc.†	500	6,375
Bio-Rad Laboratories, Inc., Class A†	28	20,706
Biogen, Inc.†	44	14,376
BioMarin Pharmaceutical, Inc.†	672	51,563
Bluebird Bio, Inc.†	50	1,271
Blueprint Medicines Corp.†	100	8,787
Calithera Biosciences, Inc.†	3,200	6,240
Cellectar Biosciences, Inc.†	2,400	2,616
Clearside Biomedical, Inc.†	1,900	9,348
Cogent Biosciences, Inc†	900	5,400
CSL, Ltd.	36	7,642
Cymabay Therapeutics, Inc.†	1,400	5,516
CytomX Therapeutics, Inc.†	800	4,328
Dicerna Pharmaceuticals, Inc.†	200	7,502
Emergent BioSolutions, Inc.†	141	9,292
FibroGen, Inc.†	100	1,300
Genmab A/S†	100	45,108
Gilead Sciences, Inc.	908	62,007
GlycoMimetics, Inc.†	2,600	5,252
Homology Medicines, Inc.†	400	2,544
ImmunoGen, Inc.†	1,100	6,171
Infinity Pharmaceuticals, Inc.†	2,100	4,452
Iterum Therapeutics PLC†	6,300	4,907
Kindred Biosciences, Inc.†	1,200	10,944
MacroGenics, Inc.†	100	2,496
Mustang Bio, Inc.†	1,500	4,335
Novavax, Inc.†	50	8,966
Pacific Biosciences of California, Inc.†	200	6,430
PDL BioPharma, Inc.†(1)	3,800	9,386
Precision BioSciences, Inc.†	500	4,930
Prothena Corp. PLC†	250	12,525
Qualigen Therapeutics, Inc.†	2,000	3,540

126

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PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
RAPT Therapeutics, Inc.†	200	$6,134
Sangamo Therapeutics, Inc.†	900	8,622
Savara, Inc.†	4,000	5,120
Sio Gene Therapies, Inc.†	1,300	2,652
Solid Biosciences, Inc.†	1,200	3,348
Synlogic, Inc.†	1,700	5,372
Tempest Therapeutics, Inc.†	240	3,605
Ultragenyx Pharmaceutical, Inc.†	50	3,992
Vaxart, Inc.†	1,200	8,628
Verastem, Inc.†	2,600	8,398
Viracta Therapeutics, Inc.†	740	7,785
VistaGen Therapeutics, Inc.†	2,900	7,714
VYNE Therapeutics, Inc.†	1,200	3,240
WaVe Life Sciences, Ltd.†	1,100	6,061
Xencor, Inc.†	50	1,539

		646,481

Medical-Drugs — 3.5%
AbbVie, Inc.	563	65,477
Aclaris Therapeutics, Inc.†	600	8,958
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Alkermes PLC†	300	7,761
Astellas Pharma, Inc.	2,000	31,855
AstraZeneca PLC	231	26,530
Bristol-Myers Squibb Co.	1,020	69,227
Chiasma, Inc.†	700	2,800
Chimerix, Inc.†	1,000	6,630
Chugai Pharmaceutical Co., Ltd.	800	29,580
Cyclerion Therapeutics, Inc.†	2,600	7,566
Eli Lilly & Co.	871	212,088
GlaxoSmithKline PLC	1,657	32,743
Gritstone Oncology, Inc.†	700	4,676
Harrow Health, Inc.†	800	7,136
Hikma Pharmaceuticals PLC	1,949	71,663
Ideaya Biosciences, Inc.†	153	3,749
Johnson & Johnson	4,081	702,748
Jounce Therapeutics, Inc.†	700	3,528
Kyowa Kirin Co., Ltd.	700	22,753
Merck & Co., Inc.	4,199	322,777
Nippon Shinyaku Co., Ltd.	300	22,549
Novartis AG	1,220	112,845
Novo Nordisk A/S, Class B	1,697	157,190
Ono Pharmaceutical Co., Ltd.	1,700	38,881
Orion Oyj, Class B	414	17,624
Pfizer, Inc.	5,834	249,754
Roche Holding AG	815	315,162
Sanofi	1,726	177,861
Shionogi & Co., Ltd.	600	31,556
Spectrum Pharmaceuticals, Inc.†	2,000	6,440
Sumitomo Dainippon Pharma Co., Ltd.	1,100	19,017
Syros Pharmaceuticals, Inc.†	1,000	4,620
Vanda Pharmaceuticals, Inc.†	500	8,155
Vaxcyte, Inc.†	50	1,084
Zoetis, Inc.	941	190,741

		2,993,724

Medical-Generic Drugs — 0.0%
Tracon Pharmaceuticals, Inc.†	800	3,000

Medical-HMO — 1.4%
Anthem, Inc.	277	106,371
Centene Corp.†	452	31,012
Humana, Inc.	100	42,586

Security Description	Shares	Value (Note 2)
Medical-HMO (continued)
Molina Healthcare, Inc.†	66	$18,019
Tivity Health, Inc.†	500	12,540
Triple-S Management Corp., Class B†	259	6,301
UnitedHealth Group, Inc.	2,443	1,007,053

		1,223,882

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	376	93,323
Tenet Healthcare Corp.†	200	14,368
Universal Health Services, Inc., Class B	86	13,795

		121,486

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	300	25,521

Medical-Outpatient/Home Medical — 0.1%
Joint Corp.†	300	23,697
ModivCare, Inc.†	100	17,000
Pennant Group, Inc.†	170	5,817

		46,514

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	696	85,030
Cardinal Health, Inc.	1,007	59,796
McKesson Corp.	178	36,282
Medipal Holdings Corp.	800	15,074
Owens & Minor, Inc.	200	9,250

		205,432

Metal Products-Distribution — 0.0%
Ryerson Holding Corp.†	600	9,438

Metal-Aluminum — 0.1%
Alcoa Corp.†	200	8,030
Norsk Hydro ASA	5,500	36,589

		44,619

Metal-Diversified — 0.6%
Glencore PLC	77,017	346,204
Rio Tinto PLC	1,105	94,171
Rio Tinto, Ltd.	628	61,809

		502,184

Metal-Iron — 0.1%
Fortescue Metals Group, Ltd.	2,072	38,050

Multimedia — 0.4%
Walt Disney Co.†	2,042	359,433

Networking Products — 0.6%
A10 Networks, Inc.†	1,300	16,601
Arista Networks, Inc.†	256	97,380
Cisco Systems, Inc.	5,444	301,434
Extreme Networks, Inc.†	800	8,808
NeoPhotonics Corp.†	1,200	11,640
NETGEAR, Inc.†	200	6,850
Nokia Oyj†	10,414	63,856
Telefonaktiebolaget LM Ericsson, Class B	2,446	28,202

		534,771

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	252	29,826
Waste Management, Inc.	1,899	281,546

		311,372

Office Automation & Equipment — 0.1%
FUJIFILM Holdings Corp.	600	43,091

127

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Office Automation & Equipment (continued)
Pitney Bowes, Inc.	1,000	$8,000

		51,091

Oil & Gas Drilling — 0.0%
Drilling Co. of 1972 A/S†	66	2,547

Oil Companies-Exploration & Production — 0.4%
Berry Corp.	1,200	6,660
Continental Resources, Inc.	406	13,865
Diamondback Energy, Inc.	140	10,798
EOG Resources, Inc.	649	47,286
Extraction Oil & Gas, Inc.†	200	8,898
Inpex Corp.	16,110	113,584
Laredo Petroleum, Inc.†	200	11,012
Lundin Energy AB	829	25,839
Marathon Oil Corp.	626	7,256
Penn Virginia Corp.†	500	9,245
Pioneer Natural Resources Co.	717	104,230
SandRidge Energy, Inc.†	1,300	7,774
SM Energy Co.	500	9,350

		375,797

Oil Companies-Integrated — 1.2%
BP PLC	2,412	9,671
Chevron Corp.	1,415	144,061
Eni SpA	2,143	25,313
Exxon Mobil Corp.	5,637	324,522
Murphy Oil Corp.	500	10,855
OMV AG	483	26,065
Repsol SA	1,585	17,338
Royal Dutch Shell PLC, Class A (Euronext Amsterdam)	1,312	26,653
Royal Dutch Shell PLC, Class A	8,109	162,684
Royal Dutch Shell PLC, Class B	2,486	49,066
TotalEnergies SE	4,415	192,518

		988,746

Oil Refining & Marketing — 0.1%
ENEOS Holdings, Inc.	6,900	28,774
Phillips 66	377	27,683
Rubis SCA	414	16,605
Sunoco LP	512	19,461
Valero Energy Corp.	352	23,574

		116,097

Oil-Field Services — 0.0%
MRC Global, Inc.†	1,400	12,838
NOW, Inc.†	1,700	16,779

		29,617

Optical Supplies — 0.0%
STAAR Surgical Co.†	100	12,792

Paper & Related Products — 0.1%
International Paper Co.	1,423	82,192
Resolute Forest Products, Inc.	1,100	13,134
Verso Corp., Class A	525	9,986

		105,312

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	330	22,793

Pharmacy Services — 0.3%
Cigna Corp.	301	69,076

Security Description	Shares	Value (Note 2)
Pharmacy Services (continued)
CVS Health Corp.	1,894	$155,990

		225,066

Pipelines — 0.2%
Cheniere Energy, Inc.†	281	23,866
Kinder Morgan, Inc.	5,648	98,162
Williams Cos., Inc.	1,346	33,717

		155,745

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	570	95,512

Private Corrections — 0.0%
CoreCivic, Inc.†	900	9,252

Private Equity — 0.0%
3i Group PLC	1,554	27,619

Protection/Safety — 0.0%
Alarm.com Holdings, Inc.†	50	4,161

Publishing-Books — 0.0%
Gannett Co, Inc.†	1,300	7,501

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	311	35,475

Racetracks — 0.0%
Penn National Gaming, Inc.†	100	6,838

Real Estate Investment Trusts — 0.7%
American Tower Corp.	819	231,613
Braemar Hotels & Resorts, Inc.†	1,500	7,650
Chatham Lodging Trust†	570	7,000
CorePoint Lodging, Inc.†	700	9,408
DiamondRock Hospitality Co.†	1,500	12,915
Equinix, Inc.	140	114,857
GEO Group, Inc.	1,300	8,996
Hersha Hospitality Trust†	1,700	15,997
MFA Financial, Inc.	2,200	10,274
Outfront Media, Inc.†	250	5,973
Park Hotels & Resorts, Inc.†	417	7,714
Pebblebrook Hotel Trust	400	8,996
Piedmont Office Realty Trust, Inc., Class A	400	7,608
Preferred Apartment Communities, Inc., Class A	800	8,432
Public Storage	176	54,996
RLJ Lodging Trust	800	11,480
RPT Realty	500	6,370
Scentre Group	2,500	4,792
Stockland	5,000	16,184
Summit Hotel Properties, Inc.†	900	8,109
Sunstone Hotel Investors, Inc.†	1,300	15,002
Washington Prime Group, Inc.†	1,000	1,780
Xenia Hotels & Resorts, Inc.†	207	3,660

		579,806

Real Estate Management/Services — 0.2%
Cushman & Wakefield PLC†	400	7,468
Daito Trust Construction Co., Ltd.	1,231	144,921
Jones Lang LaSalle, Inc.†	57	12,686
Marcus & Millichap, Inc.†	250	9,948
Newmark Group, Inc., Class A	600	7,728
RE/MAX Holdings, Inc., Class A	100	3,430
Realogy Holdings Corp.†	900	15,948

		202,129

128

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	6,000	$40,913
LEG Immobilien SE	138	21,835
McGrath RentCorp	100	7,842
Mitsui Fudosan Co., Ltd.	1,000	23,416
Sun Hung Kai Properties, Ltd.	5,500	78,822

		172,828

Recreational Vehicles — 0.0%
Brunswick Corp.	87	9,083
Camping World Holdings, Inc., Class A	300	11,808
Polaris, Inc.	52	6,815

		27,706

Rental Auto/Equipment — 0.2%
AMERCO	22	12,935
Ashtead Group PLC	595	44,573
CAI International, Inc.	400	22,324
Herc Holdings, Inc.†	150	18,606
Textainer Group Holdings, Ltd.†	800	25,824
Triton International, Ltd.	100	5,279
United Rentals, Inc.†	62	20,432

		149,973

Retail-Apparel/Shoe — 0.2%
Genesco, Inc.†	100	5,745
Hennes & Mauritz AB, Class B†	1,381	28,931
Industria de Diseno Textil SA	3,520	119,427
JD Sports Fashion PLC	1,200	14,950
Next PLC†	256	28,026

		197,079

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	632	134,022
AutoZone, Inc.†	20	32,472
Canadian Tire Corp., Ltd., Class A	100	15,385
Genuine Parts Co.	160	20,307
O’Reilly Automotive, Inc.†	79	47,703

		249,889

Retail-Automobile — 0.1%
AutoNation, Inc.†	98	11,890
CarMax, Inc.†	85	11,386
Rush Enterprises, Inc., Class A	337	15,836

		39,112

Retail-Building Products — 1.0%
BlueLinx Holdings, Inc.†	300	12,888
Home Depot, Inc.	2,099	688,871
Kingfisher PLC	5,524	28,277
Lowe’s Cos., Inc.	813	156,657

		886,693

Retail-Consumer Electronics — 0.0%
Yamada Holdings Co., Ltd.	6,000	28,327

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc., Class B	400	16,124
Casey’s General Stores, Inc.	41	8,106
Lawson, Inc.	1,300	65,275

		89,505

Retail-Discount — 0.8%
B&M European Value Retail SA	7,394	56,815
Big Lots, Inc.	200	11,522

Security Description	Shares	Value (Note 2)
Retail-Discount (continued)
Dollar General Corp.	236	$54,903
Dollar Tree, Inc.†	261	26,045
Target Corp.	880	229,724
Walmart, Inc.	2,274	324,159

		703,168

Retail-Drug Store — 0.1%
Sundrug Co., Ltd.	400	12,985
Walgreens Boots Alliance, Inc.	1,942	91,565

		104,550

Retail-Gardening Products — 0.1%
Tractor Supply Co.	569	102,949

Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.†	200	3,892
Williams-Sonoma, Inc.	66	10,012

		13,904

Retail-Jewelry — 0.3%
Cie Financiere Richemont SA	900	115,271
Movado Group, Inc.	300	9,021
Pandora A/S	304	39,412
Signet Jewelers, Ltd.	200	12,868
Swatch Group AG (TRQX)	414	26,890
Swatch Group AG (XEGT)	100	33,406

		236,868

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	360	19,364

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	3,693	254,115

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	358	120,216

Retail-Restaurants — 0.1%
Bloomin’ Brands, Inc.†	600	15,078
Brinker International, Inc.†	200	10,868
Cracker Barrel Old Country Store, Inc.	25	3,405
Dine Brands Global, Inc.†	100	7,747
Fiesta Restaurant Group, Inc.†	300	4,017
Jack in the Box, Inc.	90	9,797
McDonald’s Corp.	87	21,116
Papa John’s International, Inc.	65	7,418
Red Robin Gourmet Burgers, Inc.†	100	2,623
Ruth’s Hospitality Group, Inc.†	250	4,992

		87,061

Retail-Sporting Goods — 0.1%
Academy Sports & Outdoors, Inc.†	500	18,525
Big 5 Sporting Goods Corp.	700	15,344
Dick’s Sporting Goods, Inc.	201	20,932
Hibbett Sports, Inc.	300	26,598
Sportsman’s Warehouse Holdings, Inc.†	400	7,068

		88,467

Rubber-Tires — 0.2%
Bridgestone Corp.	900	39,613
Continental AG†	175	23,784
Goodyear Tire & Rubber Co.†	800	12,568
Nokian Renkaat Oyj	700	29,522
Sumitomo Rubber Industries, Ltd.	3,000	40,350
Yokohama Rubber Co., Ltd.	1,400	27,941

		173,778

129

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rubber/Plastic Products — 0.0%
Trinseo SA	350	$19,026

Satellite Telecom — 0.0%
EchoStar Corp., Class A†	300	6,690
Eutelsat Communications SA	2,801	30,483

		37,173

Savings & Loans/Thrifts — 0.1%
Berkshire Hills Bancorp, Inc.	500	13,520
First Financial Northwest, Inc.	779	12,542
Flushing Financial Corp.	500	11,025
HomeTrust Bancshares, Inc.	200	5,266
Investors Bancorp, Inc.	400	5,528

		47,881

Schools — 0.0%
American Public Education, Inc.†	300	8,886
Laureate Education, Inc., Class A†	200	2,962
Lincoln Educational Services Corp.†	600	4,164
Perdoceo Education Corp.†	300	3,558

		19,570

Semiconductor Components-Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	50	4,129
NXP Semiconductors NV	483	99,686
QUALCOMM, Inc.	1,219	182,606
United Microelectronics Corp.	5,103	53,735
United Microelectronics Corp.	23,000	47,842

		387,998

Semiconductor Equipment — 0.8%
ASM International NV	168	59,760
ASML Holding NV	460	352,700
ASML Holding NV (Euronext Amsterdam)	235	178,694
Axcelis Technologies, Inc.†	275	10,601
BE Semiconductor Industries NV	300	26,378
MKS Instruments, Inc.	43	6,727
Tokyo Electron, Ltd.	100	41,202

		676,062

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	31	6,359

Software Tools — 0.1%
VMware, Inc., Class A†	403	61,957

Steel Pipe & Tube — 0.0%
Tenaris SA	1,323	13,530

Steel-Producers — 0.5%
ArcelorMittal	4,343	153,047
ArcelorMittal SA	3,320	115,958
BlueScope Steel, Ltd.	588	10,570
Evraz PLC	4,143	35,344
Nucor Corp.	335	34,847
POSCO ADR	300	23,697
Reliance Steel & Aluminum Co.	70	11,000
Steel Dynamics, Inc.	234	15,081
thyssenkrupp AG†	1,800	17,951
voestalpine AG	600	26,457

		443,952

Telecom Services — 0.1%
ATN International, Inc.	100	4,305

Security Description	Shares	Value (Note 2)
Telecom Services (continued)
BCE, Inc.	800	$39,929
HKT Trust & HKT, Ltd.	27,000	36,697
Ooma, Inc.†	400	7,420
TELUS Corp.	1,000	22,211

		110,562

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	831	18,623
Juniper Networks, Inc.	2,452	68,999

		87,622

Telephone-Integrated — 0.6%
AT&T, Inc.	2,671	74,922
KDDI Corp.	3,000	91,554
Lumen Technologies, Inc.	858	10,699
Nippon Telegraph & Telephone Corp.	2,300	58,929
Shenandoah Telecommunications Co.	200	10,558
Telecom Italia SpA	40,000	18,681
Telephone & Data Systems, Inc.	500	11,175
Verizon Communications, Inc.	3,435	191,604

		468,122

Television — 0.0%
ITV PLC†	12,000	18,699

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	69	55,218

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	78	15,202

Therapeutics — 0.0%
Akebia Therapeutics, Inc.†	2,000	4,940
G1 Therapeutics, Inc.†	400	6,924

		11,864

Tobacco — 0.5%
Altria Group, Inc.	1,848	88,778
Imperial Brands PLC	959	20,545
Japan Tobacco, Inc.	2,300	44,978
KT&G Corp.	700	50,118
Philip Morris International, Inc.	1,346	134,721
Swedish Match AB	4,210	37,692
Vector Group, Ltd.	1,100	14,696

		391,528

Tools-Hand Held — 0.0%
Snap-on, Inc.	60	13,079

Toys — 0.1%
Nintendo Co., Ltd.	200	103,047

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	1,200	7,332

Transactional Software — 0.0%
SimCorp A/S	180	25,019

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	100	4,280

Transport-Marine — 0.3%
AP Moller - Maersk A/S, Series B	87	241,471
DHT Holdings, Inc.	1,300	7,540
International Seaways, Inc.	150	2,467
Nordic American Tankers, Ltd.	1,100	2,871
Teekay LNG Partners LP	500	7,245

		261,594

130

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Transport-Rail — 0.2%
Aurizon Holdings, Ltd.	13,934	$39,588
Canadian Pacific Railway, Ltd.	1,262	93,792
Union Pacific Corp.	193	42,220

		175,600

Transport-Services — 0.8%
Deutsche Post AG	900	60,952
Expeditors International of Washington, Inc.	50	6,413
Kamigumi Co., Ltd.	700	14,853
Kuehne & Nagel International AG	111	37,451
Royal Mail PLC	4,144	29,034
United Parcel Service, Inc., Class B	2,673	511,505
Yamato Holdings Co., Ltd.	1,100	31,668

		691,876

Transport-Truck — 0.1%
ArcBest Corp.	150	8,867
Covenant Logistics Group, Inc.†	400	8,404
Knight-Swift Transportation Holdings, Inc.	49	2,435
Werner Enterprises, Inc.	450	20,569

		40,275

Vitamins & Nutrition Products — 0.0%
China Feihe, Ltd.*	7,000	13,492
USANA Health Sciences, Inc.†	100	9,527

		23,019

Water — 0.0%
Consolidated Water Co., Ltd.	600	7,608

Water Treatment Systems — 0.0%
Pentair PLC	184	13,555

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	105	282,926
Alphabet, Inc., Class C†	106	286,668

		569,594

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	227	50,830

Total Common Stocks (cost $41,411,034)		53,671,527

U.S. CORPORATE BONDS & NOTES — 14.4%
Aerospace/Defense — 0.4%
Northrop Grumman Corp. Senior Notes 2.93% due 01/15/2025	$330,000	352,026

Banks-Commercial — 0.2%
Truist Financial Corp. Senior Notes 3.20% due 09/03/2021	155,000	155,000

Banks-Super Regional — 0.8%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	200,000	203,129
US Bancorp Senior Notes 1.38% due 07/22/2030	245,000	238,471

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	$215,000	$232,942

		674,542

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	340,000	358,610

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	205,000	222,120

Commercial Services-Finance — 0.2%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	210,000	215,848

Computers — 0.4%
Apple, Inc. Senior Notes 3.75% due 11/13/2047	305,000	359,558

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	310,000	342,266
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	210,000	228,704
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	190,000	250,427
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	165,000	230,794
Morgan Stanley Senior Notes 3.77% due 01/24/2029	155,000	174,164

		1,226,355

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	250,000	347,997

Drug Delivery Systems — 0.3%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	205,000	228,858

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	230,000	227,510

Electronic Components-Semiconductors — 0.7%
Intel Corp. Senior Notes 3.90% due 03/25/2030	200,000	232,841
NVIDIA Corp. Senior Notes 3.20% due 09/16/2026	315,000	347,619

		580,460

131

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	$345,000	$363,097

Finance-Credit Card — 0.9%
American Express Credit Corp. Senior Notes 3.30% due 05/03/2027	205,000	227,638
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	310,000	334,004
Visa, Inc. Senior Notes 4.30% due 12/14/2045	180,000	232,998

		794,640

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	195,000	252,906

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	220,000	237,937

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	210,000	216,130

Machinery-Farming — 0.3%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	215,000	217,206

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	335,000	363,490

Medical-HMO — 0.8%
Humana, Inc. Senior Notes 3.95% due 08/15/2049	205,000	239,969
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	205,000	240,989
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	210,000	214,799

		695,757

Multimedia — 0.6%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	440,000	478,276

Oil Companies-Integrated — 0.5%
Chevron USA, Inc. Company Guar. Notes 3.90% due 11/15/2024	195,000	214,689
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	220,000	245,554

		460,243

Security Description	Principal Amount	Value (Note 2)
Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	$200,000	$250,560

Pipelines — 0.9%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	325,000	355,418
MPLX LP Senior Notes 2.65% due 08/15/2030	235,000	241,006
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	205,000	213,076

		809,500

Retail-Building Products — 0.6%
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026	210,000	230,280
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	200,000	255,230

		485,510

Retail-Restaurants — 0.5%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	210,000	228,330
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	210,000	233,267

		461,597

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.50% due 09/15/2053*	167,000	172,441
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	11,000	10,626
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	134,000	157,035

		340,102

Transport-Rail — 0.9%
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	220,000	255,310
CSX Corp. Senior Notes 3.80% due 03/01/2028	205,000	233,119
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	285,000	304,664

		793,093

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	190,000	241,343

Total U.S. Corporate Bonds & Notes (cost $11,884,840)		12,410,271

132

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 0.4%
Oil Companies-Integrated — 0.4%
Shell International Finance BV Company Guar. Notes 3.88% due 11/13/2028 (cost $335,864)	$310,000	$358,263

U.S. GOVERNMENT AGENCIES — 1.5%
Federal National Mtg. Assoc. — 1.5%
2.13% due 04/24/2026	820,000	874,894
2.63% due 09/06/2024	440,000	471,240

Total U.S. Government Agencies (cost $1,307,219)		1,346,134

U.S. GOVERNMENT TREASURIES — 11.9%
United States Treasury Bonds — 3.5%
1.13% due 05/15/2040	582,000	519,617
1.25% due 05/15/2050	305,000	259,524
2.75% due 11/15/2047	445,000	524,370
3.00% due 08/15/2048	740,000	914,218
3.38% due 05/15/2044	615,000	790,467

		3,008,196

United States Treasury Notes — 8.4%
1.63% due 08/15/2029	973,000	1,012,376
1.75% due 05/15/2023	350,000	359,857
2.00% due 02/15/2025	1,299,000	1,368,923
2.00% due 11/15/2026	1,180,000	1,256,239
2.13% due 06/30/2022	425,000	432,902
2.25% due 01/31/2024	325,000	341,060
2.25% due 11/15/2024	707,000	749,337
2.25% due 02/15/2027	700,000	755,399
2.63% due 02/15/2029	905,000	1,007,484

		7,283,577

Total U.S. Government Treasuries (cost $10,193,940)		10,291,773

EXCHANGE-TRADED FUNDS — 5.7%
FlexShares Quality Dividend Index Fund ETF	13,803	789,532
Invesco S&P 500® Top 50 ETF	3,655	1,223,767
iShares MSCI ACWI ETF	575	58,713
iShares MSCI EAFE ETF	3,169	251,904
iShares Russell 1000 Value ETF	1,835	293,545
iShares S&P 500 Growth ETF	29,813	2,250,285

Total Exchange-Traded Funds (cost $4,648,496)		4,867,746

Security Description	Shares/ Principal Amount	Value (Note 2)
WARRANTS — 0.0%
Retail-Jewelry — 0.0%
Cie Financiere Richemont SA Expires 11/29/2023† (cost $0)	1,200	$875

Total Long-Term Investment Securities (cost $69,781,393)		82,946,589

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Registered Investment Companies — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2) (cost $3,243,019)	$3,243,019	3,243,019

TOTAL INVESTMENTS (cost $73,024,412)(3)	100.0%	86,189,608
Liabilities in excess of other assets	(0.00)	(12,815)

NET ASSETS	100.0%	$86,176,793

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $541,926 representing 0.6% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of July 31, 2021
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

NASDAQ — National Association of Securities Dealers Automated Quotations

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

TSX — Toronto Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

16	Long	S&P 500 E-Mini Index	September 2021	$3,383,760	$3,511,600	$127,840

						Unrealized (Depreciation)

25	Short	U.S. Treasury 10 Year Notes	September 2021	$3,291,699	$3,361,328	$(69,629)

		Net Unrealized Appreciation (Depreciation)				$58,211

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

133

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$584,345	$52,750	**	$9,386	$646,481
Medical-Drugs	1,885,915	1,107,809	**	0	2,993,724
Other Industries	35,941,201	14,090,121	**	—	50,031,322
U.S. Corporate Bonds & Notes	—	12,410,271		—	12,410,271
Foreign Corporate Bonds & Notes	—	358,263		—	358,263
U.S. Government Agencies	—	1,346,134		—	1,346,134
U.S. Government Treasuries	—	10,291,773		—	10,291,773
Exchange-Traded Funds	4,867,746	—		—	4,867,746
Warrants	875	—		—	875
Short-Term Investment Securities	3,243,019	—		—	3,243,019

Total Investments at Value	$46,523,101	$39,657,121		$9,386	$86,189,608

Other Financial Instruments:†
Futures Contracts	$127,840	$—		$—	$127,840

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$69,629	$—		$—	$69,629

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period level 3 investments in securities were not considered a material portion of the portfolio. There were no level 3 transfers during the reporting period.

See Notes to Financial Statements

134

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Medical-Drugs	7.0%
Medical-Biomedical/Gene	4.5
Electronic Components-Semiconductors	4.3
Retail-Discount	4.0
Electric-Integrated	3.8
Commercial Services-Finance	2.9
Semiconductor Equipment	2.9
Computer Services	2.8
Diversified Manufacturing Operations	2.7
Beverages-Non-alcoholic	2.5
Applications Software	2.2
Real Estate Investment Trusts	2.2
Cosmetics & Toiletries	2.0
Telephone-Integrated	1.9
Tobacco	1.9
Computers	1.9
Distribution/Wholesale	1.9
Aerospace/Defense	1.7
Instruments-Controls	1.5
Semiconductor Components-Integrated Circuits	1.5
Enterprise Software/Service	1.4
Medical-HMO	1.4
Transport-Services	1.4
Retail-Auto Parts	1.3
Networking Products	1.2
Electronic Forms	1.2
Chemicals-Diversified	1.2
Diagnostic Equipment	1.1
Web Portals/ISP	1.1
Food-Misc./Diversified	1.1
Internet Content-Entertainment	1.0
Finance-Credit Card	1.0
Retail-Restaurants	1.0
Data Processing/Management	1.0
Cable/Satellite TV	1.0
Electric Products-Misc.	0.9
Transport-Rail	0.9
Entertainment Software	0.9
Auto-Heavy Duty Trucks	0.9
Building-Residential/Commercial	0.9
Industrial Gases	0.8
U.S. Government Agencies	0.7
Food-Confectionery	0.7
Steel-Producers	0.7
Transport-Truck	0.6
Investment Management/Advisor Services	0.6
Consumer Products-Misc.	0.6
Industrial Automated/Robotic	0.6
Respiratory Products	0.6
Wireless Equipment	0.6
Commercial Services	0.6
Insurance-Property/Casualty	0.5
Food-Meat Products	0.5
Retail-Drug Store	0.5
Diagnostic Kits	0.5
Retail-Consumer Electronics	0.5
Electronic Components-Misc.	0.5
Advertising Agencies	0.5
Pharmacy Services	0.4
Gold Mining	0.4
Food-Retail	0.4

Containers-Paper/Plastic	0.4%
Electric-Distribution	0.4
Retail-Gardening Products	0.4
Medical Information Systems	0.4
Soap & Cleaning Preparation	0.3
Computer Data Security	0.3
E-Commerce/Products	0.3
Communications Software	0.3
E-Commerce/Services	0.3
Computers-Memory Devices	0.3
Medical Products	0.3
Medical Labs & Testing Services	0.3
Human Resources	0.2
Gas-Distribution	0.2
Power Converter/Supply Equipment	0.2
Instruments-Scientific	0.2
Multimedia	0.2
Retail-Home Furnishings	0.2
Machinery-Pumps	0.2
Auto/Truck Parts & Equipment-Original	0.2
Machinery-Farming	0.2
Internet Infrastructure Software	0.2
Finance-Investment Banker/Broker	0.2
Consulting Services	0.2
Agricultural Operations	0.2
Computer Software	0.2
Tools-Hand Held	0.2
Office Supplies & Forms	0.2
Paper & Related Products	0.2
Building-Maintenance & Services	0.2
Building Products-Air & Heating	0.1
Computer Aided Design	0.1
Shipbuilding	0.1
Electronic Security Devices	0.1
Building & Construction Products-Misc.	0.1
Medical-Outpatient/Home Medical	0.1
Finance-Consumer Loans	0.1
Retail-Apparel/Shoe	0.1
Medical-Wholesale Drug Distribution	0.1
Retail-Convenience Store	0.1
Chemicals-Specialty	0.1
Finance-Other Services	0.1
Software Tools	0.1
Retail-Catalog Shopping	0.1
Oil Companies-Exploration & Production	0.1
Food-Baking	0.1
Machine Tools & Related Products	0.1
Savings & Loans/Thrifts	0.1
Apparel Manufacturers	0.1
Recreational Vehicles	0.1
Brewery	0.1
Appliances	0.1
Beverages-Wine/Spirits	0.1
Machinery-Electrical	0.1
Broadcast Services/Program	0.1

99.9%

*	Calculated as a percentage of net assets

135

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.2%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	9,743	$344,513
Omnicom Group, Inc.	6,143	447,333

		791,846

Aerospace/Defense — 1.7%
General Dynamics Corp.	1,813	355,402
Lockheed Martin Corp.	4,388	1,630,888
Northrop Grumman Corp.	2,935	1,065,464

		3,051,754

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	3,896	232,669
Bunge, Ltd.	959	74,447

		307,116

Apparel Manufacturers — 0.1%
Carter’s, Inc.	1,176	114,942

Appliances — 0.1%
Whirlpool Corp.	435	96,370

Applications Software — 2.2%
Intuit, Inc.	3,819	2,023,955
Microsoft Corp.	6,716	1,913,456

		3,937,411

Auto-Heavy Duty Trucks — 0.9%
Cummins, Inc.	4,354	1,010,563
PACCAR, Inc.	6,897	572,382

		1,582,945

Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	2,614	104,325
Gentex Corp.	7,686	261,554

		365,879

Beverages-Non-alcoholic — 2.5%
Coca-Cola Co.	30,328	1,729,606
Monster Beverage Corp.†	9,951	938,578
PepsiCo, Inc.	11,335	1,779,028

		4,447,212

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class A	1,343	89,833

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	146	103,660

Broadcast Services/Program — 0.1%
Fox Corp., Class A	2,228	79,450

Building & Construction Products-Misc. — 0.1%
Louisiana-Pacific Corp.	826	45,794
Trex Co., Inc.†	1,831	177,790

		223,584

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	757	249,379

Building Products-Cement — 0.0%
Eagle Materials, Inc.	288	40,700

Building-Maintenance & Services — 0.2%
Rollins, Inc.	6,624	253,898

Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	6,066	578,878
Lennar Corp., Class A	1,907	200,521

Security Description	Shares	Value (Note 2)
Building-Residential/Commercial (continued)
NVR, Inc.†	91	$475,257
PulteGroup, Inc.	5,783	317,313

		1,571,969

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	29,244	1,720,425

Chemicals-Diversified — 1.2%
Celanese Corp.	2,527	393,631
Dow, Inc.	5,260	326,962
Eastman Chemical Co.	3,134	353,264
Huntsman Corp.	3,147	83,112
LyondellBasell Industries NV, Class A	8,764	870,528

		2,027,497

Chemicals-Specialty — 0.1%
NewMarket Corp.	210	66,341
Valvoline, Inc.	3,720	114,130

		180,471

Commercial Services — 0.6%
Cintas Corp.	2,250	886,905
Quanta Services, Inc.	972	88,355

		975,260

Commercial Services-Finance — 2.9%
Automatic Data Processing, Inc.	8,555	1,793,384
H&R Block, Inc.	6,140	150,737
Moody’s Corp.	3,561	1,338,936
S&P Global, Inc.	4,419	1,894,514

		5,177,571

Communications Software — 0.3%
Zoom Video Communications, Inc., Class A†	1,515	572,822

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	1,625	237,673

Computer Data Security — 0.3%
Fortinet, Inc.†	2,132	580,416

Computer Services — 2.8%
Accenture PLC, Class A	5,943	1,887,972
Amdocs, Ltd.	3,831	295,409
Cognizant Technology Solutions Corp., Class A	13,145	966,552
EPAM Systems, Inc.†	389	217,762
International Business Machines Corp.	11,666	1,644,439

		5,012,134

Computer Software — 0.2%
Akamai Technologies, Inc.†	2,421	290,326

Computers — 1.9%
Apple, Inc.	13,457	1,962,838
Hewlett Packard Enterprise Co.	9,129	132,370
HP, Inc.	44,310	1,279,230

		3,374,438

Computers-Memory Devices — 0.3%
NetApp, Inc.	6,631	527,761

Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	2,935	251,853
FTI Consulting, Inc.†	516	75,181

		327,034

136

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. — 0.6%
Clorox Co.	4,103	$742,192
Kimberly-Clark Corp.	2,537	344,321

		1,086,513

Containers-Paper/Plastic — 0.4%
Amcor PLC	11,049	127,727
Packaging Corp. of America	2,491	352,477
Sonoco Products Co.	2,754	175,678

		655,882

Cosmetics & Toiletries — 2.0%
Estee Lauder Cos., Inc., Class A	5,470	1,826,050
Procter & Gamble Co.	12,435	1,768,630

		3,594,680

Data Processing/Management — 1.0%
Fair Isaac Corp.†	414	216,899
Jack Henry & Associates, Inc.	2,179	379,342
Paychex, Inc.	9,920	1,129,094

		1,725,335

Diagnostic Equipment — 1.1%
Thermo Fisher Scientific, Inc.	3,572	1,928,916

Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	1,220	827,806
Quidel Corp.†	546	77,243

		905,049

Distribution/Wholesale — 1.9%
Copart, Inc.†	5,836	857,892
Fastenal Co.	18,105	991,611
Pool Corp.	1,182	564,783
Watsco, Inc.	925	261,257
WW Grainger, Inc.	1,350	600,183

		3,275,726

Diversified Manufacturing Operations — 2.7%
3M Co.	8,259	1,634,787
A.O. Smith Corp.	2,182	153,460
Eaton Corp. PLC	4,597	726,556
Illinois Tool Works, Inc.	7,235	1,639,957
Trane Technologies PLC	2,756	561,149

		4,715,909

E-Commerce/Products — 0.3%
eBay, Inc.	8,465	577,398

E-Commerce/Services — 0.3%
Match Group, Inc.†	3,502	557,764

Electric Products-Misc. — 0.9%
Emerson Electric Co.	16,473	1,661,961

Electric-Distribution — 0.4%
Consolidated Edison, Inc.	8,787	648,217

Electric-Integrated — 3.8%
Alliant Energy Corp.	6,200	362,886
Ameren Corp.	5,486	460,385
American Electric Power Co., Inc.	8,589	756,863
Dominion Energy, Inc.	16,397	1,227,643
Evergy, Inc.	5,074	330,926
Hawaiian Electric Industries, Inc.	2,867	124,256
OGE Energy Corp.	1,401	47,284
Public Service Enterprise Group, Inc.	13,934	867,113
Southern Co.	23,535	1,503,181

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
WEC Energy Group, Inc.	4,686	$441,140
Xcel Energy, Inc.	9,193	627,422

		6,749,099

Electronic Components-Misc. — 0.5%
Garmin, Ltd.	4,237	666,057
Hubbell, Inc.	635	127,292

		793,349

Electronic Components-Semiconductors — 4.3%
Intel Corp.	29,356	1,577,004
Monolithic Power Systems, Inc.	683	306,844
NVIDIA Corp.	10,324	2,013,077
Skyworks Solutions, Inc.	5,270	972,368
Texas Instruments, Inc.	8,834	1,683,937
Xilinx, Inc.	7,075	1,060,118

		7,613,348

Electronic Forms — 1.2%
Adobe, Inc.†	3,323	2,065,677

Electronic Security Devices — 0.1%
Allegion PLC	1,662	227,029

Enterprise Software/Service — 1.4%
Oracle Corp.	21,296	1,855,733
Veeva Systems, Inc., Class A†	2,057	684,385

		2,540,118

Entertainment Software — 0.9%
Activision Blizzard, Inc.	11,583	968,571
Electronic Arts, Inc.	4,415	635,583

		1,604,154

Finance-Consumer Loans — 0.1%
Synchrony Financial	4,183	196,685

Finance-Credit Card — 1.0%
Mastercard, Inc., Class A	4,650	1,794,621

Finance-Investment Banker/Broker — 0.2%
Evercore, Inc., Class A	632	83,551
Jefferies Financial Group, Inc.	3,400	112,846
Lazard, Ltd., Class A	2,981	140,703

		337,100

Finance-Other Services — 0.1%
SEI Investments Co.	2,887	175,530

Food-Baking — 0.1%
Flowers Foods, Inc.	5,454	128,496

Food-Confectionery — 0.7%
Hershey Co.	4,753	850,217
J.M. Smucker Co.	2,756	361,339

		1,211,556

Food-Meat Products — 0.5%
Hormel Foods Corp.	8,238	382,079
Tyson Foods, Inc., Class A	7,905	564,891

		946,970

Food-Misc./Diversified — 1.1%
Campbell Soup Co.	3,076	134,483
Conagra Brands, Inc.	3,239	108,474
General Mills, Inc.	18,129	1,067,073
Ingredion, Inc.	1,804	158,409

137

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified (continued)
Kellogg Co.	5,969	$378,196

		1,846,635

Food-Retail — 0.4%
Kroger Co.	17,830	725,681

Gas-Distribution — 0.2%
Atmos Energy Corp.	3,101	305,727
National Fuel Gas Co.	648	33,327
UGI Corp.	1,482	68,157

		407,211

Gold Mining — 0.4%
Newmont Corp.	11,976	752,332

Human Resources — 0.2%
ManpowerGroup, Inc.	379	44,942
Robert Half International, Inc.	3,703	363,671

		408,613

Industrial Automated/Robotic — 0.6%
Rockwell Automation, Inc.	3,471	1,067,055

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	4,711	1,371,042

Instruments-Controls — 1.5%
Honeywell International, Inc.	7,262	1,697,783
Mettler-Toledo International, Inc.†	695	1,024,228

		2,722,011

Instruments-Scientific — 0.2%
Waters Corp.†	1,005	391,759

Insurance-Property/Casualty — 0.5%
Old Republic International Corp.	2,021	49,838
Progressive Corp.	9,515	905,447

		955,285

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	5,101	1,817,486

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,710	353,132

Investment Management/Advisor Services — 0.6%
Invesco, Ltd.	8,630	210,399
T. Rowe Price Group, Inc.	4,312	880,338

		1,090,737

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	245	42,968

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	889	123,953

Machinery-Electrical — 0.1%
BWX Technologies, Inc.	1,425	81,838

Machinery-Farming — 0.2%
Toro Co.	3,202	364,196

Machinery-Pumps — 0.2%
Graco, Inc.	4,692	366,351

Medical Information Systems — 0.4%
Cerner Corp.	7,872	632,830

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	675	199,901

Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services (continued)
Quest Diagnostics, Inc.	1,608	$228,015

		427,916

Medical Products — 0.3%
West Pharmaceutical Services, Inc.	1,206	496,546

Medical-Biomedical/Gene — 4.5%
Amgen, Inc.	7,047	1,702,132
Bio-Rad Laboratories, Inc., Class A†	248	183,399
Biogen, Inc.†	4,420	1,444,147
Gilead Sciences, Inc.	25,365	1,732,176
Moderna, Inc.†	2,578	911,581
Regeneron Pharmaceuticals, Inc.†	1,943	1,116,467
United Therapeutics Corp.†	312	56,762
Vertex Pharmaceuticals, Inc.†	4,278	862,359

		8,009,023

Medical-Drugs — 7.0%
AbbVie, Inc.	14,813	1,722,752
Bristol-Myers Squibb Co.	25,515	1,731,703
Eli Lilly & Co.	8,395	2,044,182
Jazz Pharmaceuticals PLC†	428	72,555
Johnson & Johnson	9,908	1,706,158
Merck & Co., Inc.	23,173	1,781,308
Organon & Co.†	2,090	60,631
Pfizer, Inc.	43,296	1,853,502
Zoetis, Inc.	7,003	1,419,508

		12,392,299

Medical-HMO — 1.4%
Humana, Inc.	1,950	830,427
UnitedHealth Group, Inc.	4,070	1,677,735

		2,508,162

Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	416	198,024

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	2,100	124,698
Premier, Inc., Class A	1,928	68,714

		193,412

Metal-Copper — 0.0%
Southern Copper Corp.	1,011	66,362

Multimedia — 0.2%
FactSet Research Systems, Inc.	1,066	380,861

Networking Products — 1.2%
Arista Networks, Inc.†	885	336,645
Cisco Systems, Inc.	31,698	1,755,118

		2,091,763

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	2,404	58,009

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	1,362	286,946

Oil Companies-Exploration & Production — 0.1%
Cabot Oil & Gas Corp.	9,377	150,032

Paper & Related Products — 0.2%
International Paper Co.	4,960	286,490

Pharmacy Services — 0.4%
CVS Health Corp.	9,193	757,136

138

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	948	$397,553

Real Estate Investment Trusts — 2.2%
CoreSite Realty Corp.	607	83,893
CubeSmart	1,390	69,027
Extra Space Storage, Inc.	1,521	264,867
Life Storage, Inc.	531	62,318
National Retail Properties, Inc.	4,979	243,324
Public Storage	5,056	1,579,899
Realty Income Corp.	9,310	654,400
SL Green Realty Corp.	535	39,836
Spirit Realty Capital, Inc.	3,042	152,769
STORE Capital Corp.	6,024	218,009
VICI Properties, Inc.	6,296	196,372
WP Carey, Inc.	4,388	354,068

		3,918,782

Recreational Vehicles — 0.1%
Brunswick Corp.	556	58,047
Polaris, Inc.	416	54,525

		112,572

Rental Auto/Equipment — 0.0%
AMERCO	64	37,629

Respiratory Products — 0.6%
ResMed, Inc.	3,919	1,065,184

Retail-Apparel/Shoe — 0.1%
Foot Locker, Inc.	3,391	193,490

Retail-Auto Parts — 1.3%
AutoZone, Inc.†	584	948,165
Genuine Parts Co.	998	126,666
O’Reilly Automotive, Inc.†	2,094	1,264,441

		2,339,272

Retail-Automobile — 0.0%
AutoNation, Inc.†	368	44,649

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,269	113,157
Qurate Retail, Inc., Series A	4,872	57,782

		170,939

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	7,152	803,527

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	965	190,790

Retail-Discount — 4.0%
Costco Wholesale Corp.	4,433	1,904,949
Dollar General Corp.	6,768	1,574,508
Target Corp.	7,390	1,929,159
Walmart, Inc.	11,806	1,682,945

		7,091,561

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	19,374	913,484

Retail-Gardening Products — 0.4%
Tractor Supply Co.	3,574	646,644

Retail-Home Furnishings — 0.2%
Williams-Sonoma, Inc.	2,448	371,362

Retail-Restaurants — 1.0%
McDonald’s Corp.	7,170	1,740,231

Security Description	Shares	Value (Note 2)
Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	508	$52,903

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	3,139	36,977
People’s United Financial, Inc.	5,257	82,535

		119,512

Schools — 0.0%
Grand Canyon Education, Inc.†	698	64,474

Semiconductor Components-Integrated Circuits — 1.5%
Maxim Integrated Products, Inc.	7,865	785,792
QUALCOMM, Inc.	12,464	1,867,107

		2,652,899

Semiconductor Equipment — 2.9%
Applied Materials, Inc.	12,140	1,698,750
KLA Corp.	4,454	1,550,705
Lam Research Corp.	2,580	1,644,518
Teradyne, Inc.	1,888	239,776

		5,133,749

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,119	229,540

Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	6,970	603,463

Software Tools — 0.1%
VMware, Inc., Class A†	1,129	173,572

Steel-Producers — 0.7%
Nucor Corp.	6,522	678,418
Reliance Steel & Aluminum Co.	1,251	196,595
Steel Dynamics, Inc.	4,898	315,676

		1,190,689

Telephone-Integrated — 1.9%
AT&T, Inc.	56,978	1,598,233
Lumen Technologies, Inc.	12,313	153,543
Verizon Communications, Inc.	29,684	1,655,774

		3,407,550

Tobacco — 1.9%
Altria Group, Inc.	34,068	1,636,627
Philip Morris International, Inc.	17,389	1,740,465

		3,377,092

Tools-Hand Held — 0.2%
Snap-on, Inc.	1,328	289,477

Transport-Rail — 0.9%
Union Pacific Corp.	7,461	1,632,168

Transport-Services — 1.4%
C.H. Robinson Worldwide, Inc.	4,059	361,941
Expeditors International of Washington, Inc.	5,048	647,406
United Parcel Service, Inc., Class B	7,813	1,495,096

		2,504,443

Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	2,464	415,061
Landstar System, Inc.	1,110	174,270
Old Dominion Freight Line, Inc.	1,981	533,186

		1,122,517

139

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP — 1.1%
Alphabet, Inc., Class A†	360	$970,031
Alphabet, Inc., Class C†	343	927,616

		1,897,647

Wireless Equipment — 0.6%
Motorola Solutions, Inc.	4,504	1,008,536

Total Long-Term Investment Securities (cost $138,106,592)		175,350,854

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Agencies — 0.7%
Federal Home Loan Mtg. Corp. Disc. Notes 0.01% due 08/02/2021 (cost $1,220,000)	$1,220,000	1,220,000

TOTAL INVESTMENTS (cost $139,326,592)(1)	99.9%	176,570,854
Other assets less liabilities	0.1	220,334

NET ASSETS	100.0%	$176,791,188

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$175,350,854	$—	$—	$175,350,854
Short-Term Investment Securities . . .	—	1,220,000	—	1,220,000

Total Investments at Value	$175,350,854	$1,220,000	$—	$176,570,854

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

140

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	37.6%
Domestic Equity Investment Companies	32.8
International Equity Investment Companies	29.7

100.1%

*	Calculated as a percentage of net assets

141

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 32.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	573,785	$20,243,120
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	306,397	4,758,347
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	136,853	2,102,061

Total Domestic Equity Investment Companies (cost $19,841,900)		27,103,528

Domestic Fixed Income Investment Companies — 37.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,289,192	14,567,869
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,535,347	16,551,042

Total Domestic Fixed Income Investment Companies (cost $30,644,954)		31,118,911

International Equity Investment Companies — 29.7%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	168,681	2,928,303
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,599,213	21,653,344

Total International Equity Investment Companies (cost $19,892,830)		24,581,647

TOTAL INVESTMENTS (cost $70,379,684)(1)	100.1%	82,804,086
Liabilities in excess of other assets	(0.1)	(85,672)

NET ASSETS	100.0%	$82,718,414

@	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$82,804,086	$—	$—	$82,804,086

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

142

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	40.8%
International Equity Investment Companies	36.5
Domestic Fixed Income Investment Companies	22.8

100.1%

*	Calculated as a percentage of net assets

143

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 40.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	652,497	$23,020,086
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	335,730	5,213,894
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	220,341	3,384,445

Total Domestic Equity Investment Companies (cost $23,353,102)		31,618,425

Domestic Fixed Income Investment Companies — 22.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	729,466	8,242,961
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	869,427	9,372,424

Total Domestic Fixed Income Investment Companies (cost $17,290,215)		17,615,385

International Equity Investment Companies — 36.5%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	237,353	4,120,446
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,784,597	24,163,449

Total International Equity Investment Companies (cost $23,304,214)		28,283,895

TOTAL INVESTMENTS (cost $63,947,531)(1)	100.1%	77,517,705
Liabilities in excess of other assets	(0.1)	(84,239)

NET ASSETS	100.0%	$77,433,466

@	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.
#	See Note 2
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$77,517,705	$—	$—	$77,517,705

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

144

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	47.7%
International Equity Investment Companies	44.5
Domestic Fixed Income Investment Companies	7.9

100.1%

*	Calculated as a percentage of net assets

145

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 47.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,683,415	$94,670,877
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,562,894	24,271,745
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	959,732	14,741,476

Total Domestic Equity Investment Companies (cost $98,045,748)		133,684,098

Domestic Fixed Income Investment Companies — 7.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	914,011	10,328,321
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,091,657	11,768,059

Total Domestic Fixed Income Investment Companies (cost $21,922,218)		22,096,380

International Equity Investment Companies — 44.5%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	844,912	14,667,676
SunAmerica Series Trust SA International Index Portfolio, Class 1	8,109,980	109,809,123

Total International Equity Investment Companies (cost $103,400,038)		124,476,799

TOTAL INVESTMENTS (cost $223,368,004)(1)	100.1%	280,257,277
Liabilities in excess of other assets	(0.1)	(142,078)

NET ASSETS	100.0%	$280,115,199

@	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$280,257,277	$—	$—	$280,257,277

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

146

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Sovereign	46.7%
United States Treasury Bonds	7.8
Registered Investment Companies	7.5
Diversified Financial Services	6.5
Banks-Commercial	4.8
United States Treasury Notes	3.8
Diversified Banking Institutions	3.0
Foreign Government Obligations	2.0
Federal Home Loan Mtg. Corp.	1.5
Government National Mtg. Assoc.	1.3
Regional Authority	1.0
Uniform Mtg. Backed Securities	1.0
Real Estate Investment Trusts	0.9
Medical-Drugs	0.6
Federal Home Loan Bank	0.6
Pipelines	0.5
SupraNational Banks	0.5
Computers	0.5
Federal National Mtg. Assoc.	0.4
Private Equity	0.4
Water	0.4
Tobacco	0.3
Telephone-Integrated	0.3
Airport Development/Maintenance	0.3
Real Estate Operations & Development	0.3
Electric-Integrated	0.3
Oil Companies-Exploration & Production	0.3
Building-Heavy Construction	0.3
Oil Companies-Integrated	0.3
Drug Delivery Systems	0.2
Aerospace/Defense	0.2
Cellular Telecom	0.2
Semiconductor Components-Integrated Circuits	0.2
Chemicals-Specialty	0.2
Engineering/R&D Services	0.2
Real Estate Management/Services	0.2
Insurance-Life/Health	0.2
Finance-Leasing Companies	0.2
Brewery	0.2
Medical Labs & Testing Services	0.2
Electric-Generation	0.1
Winding-Up Agency	0.1
Computers-Memory Devices	0.1
Independent Power Producers	0.1
Medical-HMO	0.1
Food-Retail	0.1
Retail-Discount	0.1
Aerospace/Defense-Equipment	0.1
Auto-Cars/Light Trucks	0.1
Food-Misc./Diversified	0.1
Gas-Distribution	0.1
Electronic Components-Semiconductors	0.1
Medical-Hospitals	0.1
Metal-Copper	0.1
Food-Meat Products	0.1
Metal-Diversified	0.1
Veterinary Diagnostics	0.1
Internet Content-Information/News	0.1
Containers-Metal/Glass	0.1
Cable/Satellite TV	0.1
Commercial Services-Finance	0.1

Options Purchased	0.1%
Chemicals-Other	0.1
Coatings/Paint	0.1
Retail-Restaurants	0.1
Motion Pictures & Services	0.1
Insurance-Multi-line	0.1
Building Societies	0.1
Building Products-Cement	0.1
Non-Hazardous Waste Disposal	0.1
E-Commerce/Services	0.1
Auto-Heavy Duty Trucks	0.1
Finance-Consumer Loans	0.1
Miscellaneous Manufacturing	0.1
Data Processing/Management	0.1

99.8%

Country Allocation*

United States	33.1%
Japan	19.4
France	9.2
Italy	8.3
United Kingdom	7.0
Spain	5.4
Cayman Islands	3.8
Germany	2.8
Belgium	1.7
Canada	1.6
Netherlands	1.4
Luxembourg	0.9
Australia	0.8
SupraNational	0.7
Ireland	0.6
Austria	0.6
Sweden	0.3
Denmark	0.3
Mexico	0.3
Finland	0.2
Romania	0.2
Jersey	0.1
Egypt	0.1
Switzerland	0.1
Brazil	0.2
Guernsey	0.1
Ukraine	0.1
Israel	0.1
Dominican Republic	0.1
Bermuda	0.1
Turkey	0.1
Colombia	0.1

99.8%

147

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Credit Quality#†

Aaa	25.5%
Aa	11.0
A	10.0
Baa	22.4
Ba	5.3
B	1.3
Caa	0.3
Not Rated@	24.2

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

148

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 6.5%
Cayman Islands — 3.4%
Diameter Capital CLO 1, Ltd. FRS Series 2021-1A, Class A1A 1.39% (3 ML+1.24%) due 07/15/2036*(1)		$1,100,000	$1,099,725
Elmwood CLO IV, Ltd. FRS Series 2020-1A, Class A 1.37% (3 ML+1.24%) due 04/15/2033*(1)		2,600,000	2,612,093
HalseyPoint CLO 3, Ltd. FRS Series 2020-3A, Class A1A 1.58% (3 ML+1.45%) due 11/30/2032*(1)		1,225,000	1,230,157
ICG US CLO, Ltd. FRS Series 2017-1A, Class ARR 1.27% (3 ML+1.17%) due 07/28/2034*(1)		2,100,000	2,099,473
Marble Point CLO XIX, Ltd. FRS Series 2020-3A, Class D 4.03% (3 ML+3.90%) due 01/19/2034*(1)		400,000	396,518
Recette, Ltd. FRS Series 2015-1A, Class ARR 1.27% (3 ML+1.08%) due 04/20/2034*(1)		3,050,000	3,048,322
Trysail CLO, Ltd. FRS Series 2021-1A, Class A1 1.46% (3 ML+1.32%) due 07/20/2032*(1)		2,100,000	2,099,464
Venture 39 CLO, Ltd. FRS Series 2020-39A, Class A1 1.41% (3 ML+1.28%) due 04/15/2033*(1)		1,200,000	1,201,642
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.34% (3 ML+1.17%) due 07/20/2032*(1)		750,000	749,807

			14,537,201

United Kingdom — 0.6%
Harben Finance PLC FRS Series 2017-1X, Class A 0.88% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	518,690	721,747
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 0.94% (3 ML GBP+0.85%) due 11/15/2049(2)	GBP	386,198	537,951
Stratton Mtg. Funding PLC FRS Series 2019-1, Class A 1.25% (3M SONIA+1.20%) due 05/25/2051(2)	GBP	1,139,981	1,591,752

			2,851,450

United States — 2.5%
Banc of America Commercial Mtg. Trust Series 2016-UB10, Class D 3.00% due 07/15/2049*(3)		350,000	331,008

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
BANK Series 2018-BN10, Class D 2.60% due 02/15/2061*(3)	$200,000	$182,031
BANK Series 2018-BN14, Class D 3.00% due 09/15/2060*(3)	175,000	159,036
BANK Series 2018-BN13, Class D 3.00% due 08/15/2061*(3)	300,000	274,590
BANK Series 2019-BN19, Class D 3.00% due 08/15/2061*(3)	100,000	95,595
BBCMS Mtg. Trust VRS Series 2017-C1, Class D 3.49% due 02/15/2050*(3)(4)	150,000	140,398
Bellemeade Re, Ltd. FRS Series 2021-2A, Class M1B 1.51% (SOFR30A+1.50%) due 06/25/2031*(2)	225,000	225,000
Benchmark Mtg. Trust Series 2019-B13, Class D 2.50% due 08/15/2057*(3)	250,000	226,736
Benchmark Mtg. Trust VRS Series 2018-B6, Class D 3.12% due 10/10/2051*(3)(4)	250,000	243,593
Citigroup Commercial Mtg. Trust Series 2017-P7, Class D 3.25% due 04/14/2050*(3)	125,000	107,374
Citigroup Commercial Mtg. Trust VRS Series 2016-GC36, Class C 4.75% due 02/10/2049(3)(4)	200,000	211,921
Citigroup Mtg. Loan Trust, Inc. FRS Series 2005-HE4, Class M2 0.77% (1 ML+0.68%) due 10/25/2035	110,000	110,118
COMM Mtg. Trust Series 2017-COR2, Class D 3.00% due 09/10/2050*(3)	250,000	239,142
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.50% (1 ML+0.42%) due 03/20/2046(2)	161,711	137,126
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.63% (1 ML+0.54%) due 02/25/2036(2)	291,068	249,639
Higher Education Funding I FRS Series 2014-1, Class A 1.20% (3 ML+1.05%) due 05/25/2034*	1,103,238	1,107,799
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.32% (1 ML+0.23%) due 04/25/2037	511,740	493,206
JPMorgan Mtg. Trust VRS Series 2021-6, Class A3 2.50% due 10/25/2051*(2)(4)	589,268	602,158
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.33% (1 ML+0.24%) due 06/25/2047(2)	246,396	225,552

149

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
United States (continued)
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A3 2.97% due 07/25/2059*(4)	$201,691	$209,573
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D 3.06% due 10/15/2048*(3)	200,000	196,674
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.88% (6 ML+0.66%) due 11/20/2034(2)	18,743	18,612
SLM Student Loan Trust FRS Series 2007-2, Class A4 0.19% (3 ML+0.06%) due 07/25/2022	1,433,760	1,393,828
SLM Student Loan Trust FRS Series 2003-1, Class A5A 0.23% (3 ML+0.11%) due 12/15/2032*	1,162,205	1,115,365
SLM Student Loan Trust FRS Series 2008-2, Class A3 0.88% (3 ML+0.75%) due 04/25/2023	230,340	227,628
SLM Student Loan Trust FRS Series 2008-4, Class A4 1.78% (3 ML+1.65%) due 07/25/2022	481,684	486,131
SLM Student Loan Trust FRS Series 2008-5, Class A4 1.83% (3 ML+1.70%) due 07/25/2023	569,842	575,505
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.10% (12 MTA+0.99%) due 06/25/2046(2)	235,373	205,720
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 2.76% due 12/28/2037(2)(4)	158,836	156,328
Wells Fargo Commercial Mtg. Trust Series 2017-C38, Class D 3.00% due 07/15/2050*(3)	200,000	186,331
Wells Fargo Commercial Mtg. Trust Series 2017-RC1, Class D 3.25% due 01/15/2060*(3)	150,000	141,711
Wells Fargo Commercial Mtg. Trust Series 2017-RB1, Class D 3.40% due 03/15/2050*(3)	200,000	192,071
Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-3, Class A1 3.50% due 07/25/2049*(2)(4)	65,401	66,068

		10,533,567

Total Asset Backed Securities (cost $27,056,403)		27,922,218

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES — 17.6%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		$400,000	$418,220
Macquarie Bank, Ltd. Sub. Notes 3.05% due 03/03/2036*		475,000	479,037
Macquarie Group, Ltd. Senior Notes 1.34% due 01/12/2027*		225,000	224,543
Westpac Banking Corp. Sub. Notes 2.67% due 11/15/2035		525,000	523,518

			1,645,318

Bermuda — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*		250,000	279,375

Brazil — 0.1%
BRF SA Senior Notes 4.88% due 01/24/2030		200,000	207,163

British Virgin Islands — 0.0%
Huarong Finance II Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		260,000	187,343

Canada — 0.2%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*		260,000	258,573
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*		200,000	210,345
Masonite International Corp. Company Guar. Notes 3.50% due 02/15/2030*		175,000	176,344
Ovintiv, Inc. Company Guar. Notes 6.50% due 08/15/2034		135,000	179,852

			825,114

Cayman Islands — 0.4%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	267,098
Seagate Technology PLC Company Guar. Notes 3.38% due 07/15/2031*		455,000	447,606
Thames Water Utilities Finance PLC Sec. Notes 5.75% due 09/13/2030	GBP	550,000	800,032

			1,514,736

France — 3.2%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,207,375

150

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
France (continued)
BPCE SA Senior Notes 4.00% due 09/12/2023*		$1,300,000	$1,391,285
CNP Assurances Sub. Notes 0.38% due 03/08/2028	EUR	200,000	235,556
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*		650,000	644,718
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,845,499
La Mondiale SAM Sub. Notes 0.75% due 04/20/2026	EUR	300,000	363,328
Societe Generale SA Senior Notes 1.49% due 12/14/2026*		550,000	547,989
SPCM SA Senior Notes 2.63% due 02/01/2029*	EUR	275,000	335,167

			13,570,917

Germany — 0.5%
Commerzbank AG Sub. Notes 4.00% due 03/23/2026	EUR	300,000	404,044
Deutsche Bank AG Senior Notes 1.75% due 11/19/2030	EUR	200,000	254,818
Deutsche Bank AG Senior Notes 2.13% due 11/24/2026		150,000	153,242
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024		300,000	307,878
Deutsche Bank AG Sub. Notes 3.73% due 01/14/2032		325,000	334,795
FMS Wertmanagement Government Guar. Notes 1.38% due 03/07/2025	GBP	600,000	862,270

			2,317,047

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	419,273

Ireland — 0.4%
AIB Group PLC Sub. Notes 2.88% due 05/30/2031	EUR	375,000	478,318
Bank of Ireland Group PLC Senior Notes 0.38% due 05/10/2027	EUR	375,000	446,192
Bank of Ireland Group PLC Sub. Notes 1.38% due 08/11/2031	EUR	600,000	713,634

			1,638,144

Security Description		Principal Amount**	Value (Note 2)
Isle of Man — 0.1%
Sasol Financing International, Ltd. Company Guar. Notes 4.50% due 11/14/2022		$200,000	$204,600

Italy — 0.3%
Aeroporti di Roma SpA Senior Notes 1.63% due 02/02/2029	EUR	250,000	316,114
Intesa Sanpaolo SpA Senior Notes 1.35% due 02/24/2031	EUR	350,000	422,707
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	350,000	447,331

			1,186,152

Jersey — 0.1%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036*		200,000	198,080
Heathrow Funding, Ltd. Senior Sec. Notes 1.13% due 10/08/2032	EUR	350,000	419,575

			617,655

Luxembourg — 0.8%
ADLER Group SA Senior Notes 2.25% due 01/14/2029	EUR	400,000	449,249
ArcelorMittal SA Senior Notes 4.25% due 07/16/2029		155,000	174,918
Blackstone Property Partners Europe Holdings SARL Senior Notes 1.00% due 05/04/2028	EUR	350,000	418,384
Blackstone Property Partners Europe Holdings SARL Senior Notes 1.25% due 04/26/2027	EUR	237,000	290,444
Blackstone Property Partners Europe Holdings SARL Company Guar. Notes 1.75% due 03/12/2029	EUR	350,000	437,856
Blackstone Property Partners Europe Holdings SARL Senior Notes 2.00% due 02/15/2024	EUR	300,000	371,518
Gazprom PJSC Via Gaz Capital SA Senior Notes 5.15% due 02/11/2026*		340,000	381,786
Logicor Financing SARL Company Guar. Notes 2.25% due 05/13/2025	EUR	350,000	446,878
Logicor Financing SARL Company Guar. Notes 3.25% due 11/13/2028	EUR	300,000	419,213

			3,390,246

151

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Mexico — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.20% due 09/17/2030*		$200,000	$219,000
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	220,817
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047		200,000	202,000
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	202,000

			843,817

Morocco — 0.0%
OCP SA Senior Notes 5.13% due 06/23/2051*		200,000	203,800

Netherlands — 1.2%
ABN AMRO Bank NV Senior Notes 1.54% due 06/16/2027*		500,000	500,795
Airbus SE Senior Notes 2.38% due 06/09/2040	EUR	300,000	429,740
Cooperatieve Rabobank UA Sub. Notes 3.88% due 07/25/2023	EUR	450,000	576,511
Enel Finance International NV Company Guar. Notes 2.88% due 07/12/2041*		425,000	425,908
Lukoil Securities BV Company Guar. Notes 3.88% due 05/06/2030*		200,000	212,750
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*		900,000	931,298
Prosus NV Senior Notes 3.68% due 01/21/2030		200,000	210,451
Technip Energies NV Senior Notes 1.13% due 05/28/2028	EUR	525,000	637,592
WPC Eurobond BV Company Guar. Notes 0.95% due 06/01/2030	EUR	175,000	208,696
WPC Eurobond BV Company Guar. Notes 1.35% due 04/15/2028	EUR	700,000	871,086

			5,004,827

Norway — 0.0%
Adevinta ASA Senior Sec. Notes 3.00% due 11/15/2027	EUR	125,000	152,839

Spain — 0.9%
Banco Santander SA Senior Notes 2.71% due 06/27/2024		600,000	632,610

Security Description		Principal Amount**	Value (Note 2)
Spain (continued)
Banco Santander SA Senior Notes 3.49% due 05/28/2030		$400,000	$437,016
CaixaBank SA Senior Notes 0.38% due 11/18/2026	EUR	500,000	598,469
CaixaBank SA Senior Notes 0.75% due 05/26/2028	EUR	400,000	483,778
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	492,070
Cellnex Finance Co. SA Company Guar. Notes 1.25% due 01/15/2029	EUR	200,000	235,158
Cellnex Finance Co. SA Company Guar. Notes 2.00% due 02/15/2033	EUR	200,000	239,321
Cellnex Finance Co. SA Company Guar. Notes 3.88% due 07/07/2041*		200,000	203,344
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	500,000	661,631

			3,983,397

SupraNational — 0.6%
African Export-Import Bank Senior Notes 2.63% due 05/17/2026*		200,000	203,815
African Export-Import Bank Senior Notes 3.80% due 05/17/2031*		200,000	206,832
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC Senior Notes 3.00% due 09/01/2029*	EUR	100,000	118,869
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	419,445
CANPACK SA /Eastern PA Land Investment Holding LLC Company Guar. Notes 2.38% due 11/01/2027*	EUR	200,000	243,838
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,061,358
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Company Guar. Notes 3.75% due 12/01/2031*		170,000	174,675

			2,428,832

Sweden — 0.0%
Verisure Holding AB Senior Sec. Notes 3.25% due 02/15/2027*	EUR	150,000	178,572

152

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Switzerland — 0.1%
Credit Suisse AG Senior Notes 2.95% due 04/09/2025		$250,000	$267,985
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*		300,000	313,017

			581,002

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO Senior Notes 8.13% due 03/28/2024		200,000	217,900

United Kingdom — 1.1%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	1,101,308
Bellis Acquisition Co. PLC Senior Sec. Notes 3.25% due 02/16/2026*	GBP	100,000	138,653
Gazprom PJSC via Gaz Finance PLC Senior Notes 3.25% due 02/25/2030*		230,000	229,160
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	845,580
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		200,000	227,305
Natwest Group PLC Senior Notes 1.64% due 06/14/2027		275,000	276,469
Pinewood Finance Co., Ltd. Senior Sec. Notes 3.25% due 09/30/2025*	GBP	175,000	247,276
Santander UK Group Holdings PLC Senior Notes 1.09% due 03/15/2025		400,000	401,972
Standard Chartered PLC Senior Notes 1.21% due 03/23/2025*		200,000	201,065
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*		700,000	696,492
TechnipFMC PLC Company Guar. Notes 6.50% due 02/01/2026*		165,000	176,815

			4,542,095

United States — 6.6%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024		750,000	793,461
AECOM Company Guar. Notes 5.13% due 03/15/2027		155,000	172,438
Air Lease Corp. Senior Notes 2.88% due 01/15/2026		350,000	369,990

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 7.50% due 03/15/2026*		$24,000	$26,160
Albertsons Cos,. Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 03/15/2029*		329,000	332,290
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*		200,000	199,000
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025		24,000	24,810
American Homes 4 Rent LP Senior Notes 2.38% due 07/15/2031		75,000	75,890
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026		550,000	609,908
AT&T, Inc. Senior Notes 1.80% due 09/14/2039	EUR	200,000	253,373
Atkore, Inc. Senior Notes 4.25% due 06/01/2031*		170,000	173,825
AutoNation, Inc. Senior Notes 1.95% due 08/01/2028		125,000	125,314
Aviation Capital Group LLC Senior Notes 1.95% due 01/30/2026*		75,000	75,681
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*		280,000	275,450
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	1,076,702
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028		550,000	553,254
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*		24,000	25,980
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	726,176
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024		950,000	1,017,564
Boeing Co. Senior Notes 3.25% due 02/01/2035		50,000	51,617
Boeing Co. Senior Notes 3.38% due 06/15/2046		25,000	24,452

153

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
Boeing Co. Senior Notes 5.15% due 05/01/2030		$425,000	$506,838
Boeing Co. Senior Bonds 5.81% due 05/01/2050		25,000	33,905
Booking Holdings, Inc. Senior Notes 0.10% due 03/08/2025	EUR	175,000	209,537
Broadcom, Inc. Company Guar. Notes 3.46% due 09/15/2026		364,000	397,455
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*		95,000	91,438
Calpine Corp. Senior Notes 5.00% due 02/01/2031*		275,000	277,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*		350,000	360,500
Centene Corp. Senior Notes 2.63% due 08/01/2031		162,000	163,215
Centene Corp. Senior Notes 3.00% due 10/15/2030		350,000	363,699
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		143,000	160,835
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044		135,000	173,610
Chemours Co. Company Guar. Notes 5.75% due 11/15/2028*		290,000	307,762
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029		160,000	172,600
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025		400,000	451,000
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026		800,000	856,463
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027		155,000	176,312
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026		475,000	571,710
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026		125,000	145,667
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029		150,000	183,481

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030		$75,000	$97,096
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		400,000	441,843
Elanco Animal Health, Inc. Senior Notes 5.27% due 08/28/2023		350,000	374,500
EMC Corp. Senior Notes 3.38% due 06/01/2023		170,000	175,839
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	971,962
EQT Corp. Senior Notes 3.63% due 05/15/2031*		245,000	259,504
Fair Isaac Corp. Senior Notes 5.25% due 05/15/2026*		155,000	176,312
Ford Motor Credit Co. LLC Senior Notes 3.25% due 09/15/2025	EUR	325,000	418,143
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030		350,000	384,562
Glencore Funding LLC Company Guar. Notes 1.63% due 04/27/2026*		375,000	377,791
Global Payments, Inc. Senior Notes 1.20% due 03/01/2026		75,000	74,922
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		350,000	396,690
Hewlett Packard Enterprise Co. Senior Notes 4.45% due 10/02/2023		350,000	377,859
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024		200,000	221,840
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045		150,000	207,623
Hillenbrand, Inc. Company Guar. Notes 3.75% due 03/01/2031		175,000	178,061
Indigo Merger Sub, Inc. Senior Sec. Notes 2.88% due 07/15/2026*		200,000	203,980
International Flavors & Fragrances, Inc. Senior Notes 1.23% due 10/01/2025*		300,000	300,321
IQVIA, Inc. Company Guar. Notes 2.25% due 03/15/2029*	EUR	225,000	268,975
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*		28,000	29,050

154

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		$350,000	$372,037
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049		200,000	249,219
Kraft Heinz Foods Co. Company Guar. Notes 5.50% due 06/01/2050		121,000	161,917
Lithia Motors, Inc. Company Guar. Notes 4.38% due 01/15/2031*		160,000	174,496
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*		170,000	172,550
Manitowoc Co., Inc. Sec. Notes 9.00% due 04/01/2026*		28,000	30,246
MasTec, Inc. Company Guar. Notes 4.50% due 08/15/2028*		525,000	553,623
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*		160,000	175,400
MPLX LP Senior Notes 4.50% due 04/15/2038		250,000	288,387
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.69% due 06/05/2028	GBP	450,000	669,798
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 4.63% due 08/01/2029		300,000	322,950
MSCI, Inc. Company Guar. Notes 3.63% due 09/01/2030*		165,000	173,456
Mueller Water Products, Inc. Company Guar. Notes 4.00% due 06/15/2029*		170,000	175,738
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021		4,000	3,980
Netflix, Inc. Senior Notes 4.88% due 04/15/2028		150,000	175,500
Newell Brands, Inc. Senior Notes 4.88% due 06/01/2025		155,000	171,663
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*		160,000	171,600
Occidental Petroleum Corp. Senior Notes 5.55% due 03/15/2026		150,000	164,189
ONE Gas, Inc. Senior Notes 1.10% due 03/11/2024		400,000	400,115
OneMain Finance Corp. Company Guar. Notes 3.50% due 01/15/2027		188,000	191,290

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
Pilgrim’s Pride Corp. Company Guar. Notes 4.25% due 04/15/2031*	$165,000	$175,440
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	25,000	24,854
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	175,000	175,438
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	650,000	744,204
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	26,000	26,910
Spirit Realty LP Company Guar. Notes 2.10% due 03/15/2028	175,000	176,912
Sprint Communications, Inc. Company Guar. Notes 6.00% due 11/15/2022	26,000	27,522
T-Mobile USA, Inc. Company Guar. Notes 3.38% due 04/15/2029	90,000	93,707
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	250,000	271,495
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	450,000	501,696
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	100,000	106,305
Targa Resources Partners Co. Company Guar. Notes 6.88% due 01/15/2029	155,000	174,080
Teledyne Technologies, Inc. Senior Notes 0.95% due 04/01/2024	400,000	400,384
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	300,000	341,649
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	175,000	187,469
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	650,000	739,556
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	170,000	172,968
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	170,000	175,525
VMware, Inc. Senior Notes 4.70% due 05/15/2030	145,000	174,203

155

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026		$155,000	$172,050

			28,184,506

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027†(5)(6)		390,000	16,575

Total Corporate Bonds & Notes (cost $70,971,702)			74,341,245

FOREIGN GOVERNMENT OBLIGATIONS — 47.5%
Australia — 0.4%
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	668,049
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,093,446

			1,761,495

Austria — 0.5%
Republic of Austria Senior Notes 1.50% due 11/02/2086*	EUR	1,100,000	1,891,656

Belgium — 1.7%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,628,435
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	833,934
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,488,463
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	620,000	1,100,322
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	600,000	1,232,237

			7,283,391

Canada — 1.4%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	1,500,000	1,466,352
Province of British Columbia, Canada Senior Notes 2.85% due 06/18/2025	CAD	3,600,000	3,097,359
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	450,470
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	1,002,909

			6,017,090

Security Description		Principal Amount**	Value (Note 2)
Colombia — 0.0%
Republic of Colombia Senior Notes 4.13% due 05/15/2051		$200,000	$186,524

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,358,668

Dominican Republic — 0.1%
Dominican Republic Senior Notes 4.50% due 01/30/2030*		150,000	153,676
Dominican Republic Senior Notes 5.88% due 01/30/2060*		150,000	151,352

			305,028

Egypt — 0.1%
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		570,000	606,543

France — 5.9%
Government of France Bonds 0.01% due 03/25/2025	EUR	6,800,000	8,267,965
Government of France Bonds 0.01% due 02/25/2026	EUR	760,000	927,504
Government of France Bonds 0.01% due 11/25/2030	EUR	5,980,000	7,224,524
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,767,228
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	1,747,477
Government of France Bonds 4.50% due 04/25/2041	EUR	2,450,000	5,201,646

			25,136,344

Germany — 1.9%
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	160,000	254,807
Federal Republic of Germany Bonds 1.50% due 05/15/2023	EUR	6,370,000	7,866,267

			8,121,074

Ireland — 0.1%
Republic of Ireland Senior Notes 0.20% due 10/18/2030	EUR	320,000	392,214

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	333,109

Italy — 7.7%
Republic of Italy Senior Notes 0.01% due 01/15/2024	EUR	2,280,000	2,726,227

156

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy Senior Notes 0.95% due 03/01/2023	EUR	2,550,000	$3,092,078
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	6,570,000	9,220,678
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	560,000	818,190
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	3,550,000	5,357,470
Republic of Italy Senior Notes 3.75% due 08/01/2021*	EUR	1,300,000	1,542,124
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	8,131,134
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	1,040,000	1,871,747

			32,759,648

Japan — 17.4%
Government of Japan Bonds 2.00% due 06/20/2022	JPY	1,105,400,000	10,263,730
Government of Japan Bonds 0.01% due 07/01/2023	JPY	3,184,650,000	29,100,627
Government of Japan Bonds 0.10% due 07/01/2022	JPY	5,450,000	49,784
Government of Japan Bonds 0.10% due 10/01/2022	JPY	48,500,000	443,315
Government of Japan Bonds 0.10% due 09/20/2024	JPY	283,000,000	2,598,167
Government of Japan Bonds 0.30% due 12/20/2039	JPY	83,700,000	756,508
Government of Japan Bonds 0.40% due 06/20/2040	JPY	1,700,000	15,589
Government of Japan Bonds 0.40% due 06/20/2041	JPY	704,800,000	6,431,698
Government of Japan Bonds 0.40% due 12/20/2049	JPY	13,650,000	117,736
Government of Japan Bonds 0.50% due 03/20/2049	JPY	32,850,000	292,906
Government of Japan Bonds 0.70% due 03/20/2051	JPY	2,000,000	18,531
Government of Japan Bonds 0.70% due 06/20/2051	JPY	7,750,000	71,637
Government of Japan Bonds 0.70% due 03/20/2061	JPY	788,000,000	7,123,425

Security Description		Principal Amount**	Value (Note 2)
Japan (continued)
Government of Japan Bonds 1.40% due 09/20/2034	JPY	483,550,000	$5,125,220
Government of Japan Bonds 2.00% due 09/20/2041	JPY	407,750,000	4,862,002
Government of Japan CPI Linked Bonds 0.10% due 03/10/2029(7)	JPY	742,418,424	6,960,278

			74,231,153

Mexico — 0.1%
United Mexican States Senior Notes 2.66% due 05/24/2031		210,000	206,390
United Mexican States Senior Notes 3.77% due 05/24/2061		220,000	205,077

			411,467

Romania — 0.2%
Government of Romania Senior Notes 2.00% due 01/28/2032*	EUR	70,000	83,457
Government of Romania Senior Notes 3.00% due 02/14/2031*		130,000	134,926
Government of Romania Senior Notes 3.38% due 01/28/2050*	EUR	10,000	12,426
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	300,000	410,288
Government of Romania Senior Notes 4.00% due 02/14/2051*		150,000	158,629

			799,726

Spain — 4.2%
Kingdom of Spain Senior Notes 0.10% due 04/30/2031*	EUR	880,000	1,033,611
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	990,000	1,295,410
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	4,820,000	6,314,276
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	390,000	752,489
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	1,570,000	3,227,857
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	550,000	1,224,494
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	1,250,000	1,530,410
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,640,000	2,562,300

			17,940,847

157

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	$569,583
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	854,654

			1,424,237

SupraNational — 0.1%
European Union Senior Notes 0.01% due 07/06/2026	EUR	190,000	231,797
European Union Senior Notes 0.01% due 04/22/2031	EUR	310,000	375,688

			607,485

Ukraine — 0.1%
Government of Ukraine Senior Notes 4.38% due 01/27/2030*	EUR	350,000	386,124

United Kingdom — 5.0%
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	170,000	295,094
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	6,329,510
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	6,421,094
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	1,020,000	2,861,505
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,921,204
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,690,000	3,437,616

			21,266,023

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028†(5)(6)		230,000	23,690

Total Foreign Government Obligations (cost $188,520,969)			203,243,536

U.S. GOVERNMENT AGENCIES — 4.8%
United States — 4.8%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,382,867
Federal Home Loan Mtg. Corp. 5.00% due 10/01/2029		2,615	2,886
5.00% due 07/01/2035		278,907	317,574
5.00% due 11/01/2038		57,124	65,152
5.00% due 01/01/2039		17,832	20,375
5.00% due 09/01/2039		41,003	46,817
5.00% due 05/01/2041		255,310	291,175
Federal Home Loan Mtg. Corp.
Structured Agency Credit Risk FRS
Series 2020-HQA5, Class M2 2.65% (SOFR30A+2.60%) due 11/25/2050*(2)		180,000	182,573

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
Series 2020-HQA5, Class B1 4.05% (SOFR30A+4.00%) due 11/25/2050*(2)	$119,000	$125,025
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2020-DNA1, Class M2 1.79% (1 ML+1.70%) due 01/25/2050*(2)	667,126	669,206
Series 2021-HQA2, Class M2 2.07% (SOFR30A+2.05%) due 12/25/2033*(2)	410,000	411,027
Series 2020-DNA2, Class B1 2.59% (1 ML+2.50%) due 02/25/2050*(2)	195,000	195,313
Series 2021-HQA1, Class B1 3.02% (SOFR30A+3.00%) due 08/25/2033*(2)	620,000	622,713
Series 2020-DNA6, Class B1 3.02% (SOFR30A+3.00%) due 12/25/2050*(2)	435,000	438,483
Series 2020-DNA3, Class M2 3.09% (1 ML+3.00%) due 06/25/2050*(2)	64,567	64,893
Series 2021-DNA5, Class B1 3.10% (SOFR30A+3.05%) due 01/25/2034*(2)	130,000	132,280
Series 2020-HQA4, Class M2 3.24% (1 ML+3.15%) due 09/25/2050*(2)	304,661	306,839
Series 2020-DNA4, Class M2 3.84% (1 ML+3.75%) due 08/25/2050*(2)	83,015	83,468
Series 2020-DNA5, Class B1 4.85% (SOFR30A+ 4.80%) due 10/25/2050*(2)	534,000	569,376
Series 2020-DNA3, Class B1 5.19% (1 ML+5.10%) due 06/25/2050*(2)	625,000	653,563
Series 2020-DNA4, Class B1 6.09% (1 ML+6.00%) due 08/25/2050*(2)	563,000	600,294
Federal National Mtg. Assoc.
4.50% due 02/01/2040	7,752	8,357
4.50% due 08/01/2041	57,813	64,381
6.00% due 10/01/2034	225,630	263,375
6.00% due 11/01/2034	18,165	20,407
6.00% due 02/01/2037	155,962	179,646
6.00% due 03/01/2037	18,068	21,450
6.00% due 10/01/2037	64,628	75,405
6.00% due 08/01/2038	44,635	52,773
6.00% due 06/01/2039	1,044	1,182
6.00% due 10/01/2040	73,143	86,618
6.00% due 04/01/2041	8,831	10,472
6.00% due 05/01/2041	65,856	77,900
6.00% due 10/01/2041	77,381	87,069
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R02, Class 1M2 2.39% (1 ML+2.30%) due 08/25/2031*(2)	98,582	99,311
Series 2014-C02, Class 1M2 2.69% (1 ML+2.60%) due 05/25/2024(2)	256,451	258,124

158

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
United States (continued)
Series 2014-C01, Class M2 4.49% (1 ML+4.40%) due 01/25/2024(2)		$275,140	$284,248
Series 2013-C01, Class M2 5.34% (1 ML+5.25%) due 10/25/2023(2)		50,042	52,281
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00% due 07/25/2042(2)		224,191	274,415
Series 2012-111, Class B 7.00% due 10/25/2042(2)		61,362	74,575
Government National Mtg. Assoc. 4.50% due 02/20/2049		2,868,600	3,054,843
5.00% due 09/20/2049		2,502,467	2,695,502
Uniform Mtg. Backed Securities 5.00% due August 30 TBA		4,000,000	4,376,875

Total U.S. Government Agencies (cost $19,957,321)			20,301,108

U.S. GOVERNMENT TREASURIES — 11.6%
United States — 11.6%
United States Treasury Bonds
zero coupon due 02/15/2038 STRIPS(9)		350,000	259,494
zero coupon due 08/15/2038 STRIPS(9)		670,000	490,506
2.00% due 02/15/2050		1,100,000	1,121,871
2.75% due 11/15/2047(9)		2,390,000	2,816,279
3.63% due 02/15/2044		21,620,000	28,779,091
United States Treasury Notes 0.38% due 12/31/2025		290,000	286,851
0.75% due 03/31/2026		5,800,000	5,824,922
0.75% due 01/31/2028		440,000	434,603
0.88% due 11/15/2030(9)		1,650,000	1,601,274
2.38% due 01/31/2023		5,000	5,167
2.63% due 03/31/2025		2,730,000	2,942,641
2.75% due 05/31/2023		1,470,000	1,539,136
2.88% due 08/15/2028		2,980,000	3,359,717

Total U.S. Government Treasuries (cost $46,067,486)			49,461,552

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.2%
Austria — 0.1%
Erste Group Bank AG 6.50% due 04/15/2024(8)	EUR	200,000	265,321

Brazil — 0.1%
Banco do Brasil SA (Cayman) 6.25% due 04/15/2024(8)		240,000	242,102

Finland — 0.2%
Citycon Oyj 3.63% due 06/10/2026(8)	EUR	675,000	800,558

France — 0.1%
Electricite de France SA 2.88% due 12/15/2026(8)	EUR	600,000	741,999

Germany — 0.4%
Commerzbank AG 6.13% due 10/09/2025(8)	EUR	400,000	521,859

Security Description		Shares/ Principal Amount**	Value (Note 2)
Germany (continued)
Deutsche Bank AG 4.63% due 10/30/2027(8)	EUR	600,000	$741,465
Deutsche Bank AG 6.00% due 10/30/2025(8)		400,000	419,000

			1,682,324

Ireland — 0.1%
AIB Group PLC 6.25% due 06/23/2025(8)	EUR	200,000	269,279

Italy — 0.3%
Enel SpA 1.38% due 06/08/2027(8)	EUR	700,000	831,540
Intesa Sanpaolo SpA 7.75% due 01/11/2027(8)	EUR	275,000	403,278

			1,234,818

Luxembourg — 0.1%
Helvetia Europe SA 2.75% due 06/30/2031	EUR	300,000	393,147

Netherlands — 0.2%
ABN AMRO Bank NV 4.38% due 09/22/2025(8)	EUR	400,000	512,460
Telefonica Europe BV 2.38% due 02/12/2029(8)	EUR	500,000	584,584

			1,097,044

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA 6.00% due 01/15/2026(8)	EUR	200,000	271,038
Banco Santander SA 4.38% due 01/14/2026(8)	EUR	600,000	741,999
CaixaBank SA 5.88% due 10/09/2027(8)	EUR	200,000	273,411

			1,286,448

United Kingdom — 0.3%
BP Capital Markets PLC 3.25% due 03/22/2026(8)	EUR	200,000	255,597
BP Capital Markets PLC 3.63% due 03/22/2029(8)	EUR	200,000	260,628
Natwest Group PLC 5.13% due 05/12/2027(8)	GBP	550,000	827,572

			1,343,797

Total Preferred Securities/Capital Securities (cost $8,920,621)			9,356,837

OPTIONS — PURCHASED — 0.1%
United States — 0.1%
Over the Counter Purchased Call Options on Currency Contracts(12)		14,593,000	978
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(12)		22,300,000	167,758
Over the Counter Purchased Put Options on Currency Contracts(12)		18,834,000	39,686
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(12)		24,680,000	92,069

			300,491

159

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Shares/ Principal Amount**	Value (Note 2)
OPTIONS — PURCHASED (continued)
Germany — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(12)		11,720,000	$1,088

United Kingdom — 0.0%
Over the Counter Call Options on Interest Rate Swap Contracts(12)		26,530,000	45,006

Total Options — Purchased (cost $567,113)			346,585

Total Long-Term Investment Securities (cost $362,061,615)			384,973,081

SHORT-TERM INVESTMENT SECURITIES — 9.5%
Foreign Government Obligations — 2.0%
Government of Japan zero coupon due 09/06/2021	JPY	918,000,000	8,368,706

Registered Investment Companies — 7.5%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(10)		32,014,427	32,014,427

Total Short-Term Investment Securities (cost $40,297,063)			40,383,133

TOTAL INVESTMENTS (cost $402,358,678)(11)		99.8%	425,356,214
Other assets less liabilities		0.2	821,800

NET ASSETS		100.0%	$426,178,014

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $88,290,388 representing 20.7% of net assets.
**	Denominated in United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38% due 04/12/2027	10/23/2017	$390,000	$115,546	$16,575	$4.25	0.00%

Foreign Government Obligations
Republic of Venezuela 9.25% due 05/07/2028	8/1/2017	230,000	93,621	23,690	10.30	0.01%

				$40,265		0.01%

(6)	Security in default of interest.
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The rate shown is the 7-day yield as of July 31, 2021.
(11)	See Note 3 for cost of investments on a tax basis.
(12)	Options — Purchased:

Over the Counter Purchased Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy Yuan Renminbi Offshore in exchange for U.S. Dollar at the strike price of 6.53 CNH per $1.000 USD	Bank of America, N.A.	August 2021	CNH 6.53	$5,834	$9,130	$6	$(9,124)
Call option to buy Yuan Renminbi Offshore in exchange for U.S. Dollar at the strike price of 6.57 CNH per $1.000 USD	Morgan Stanley Co., Inc.	August 2021	CNH 6.57	8,759	17,176	972	(16,204)

					$26,306	$978	$(25,328)

160

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Over the Counter Purchased Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.28% versus GBP-LIBOR maturing on 09/08/2023	JPMorgan Chase Bank, N.A.	September 2022	0.28%	$11,500	$21,970	$18,632	$(3,338)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.30% versus GBP-LIBOR maturing on 09/08/2023	JPMorgan Chase Bank, N.A.	September 2022	0.30	15,030	29,253	26,374	(2,879)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.70% versus USD-LIBOR-BBA maturing on 11/16/2027	JPMorgan Chase Bank, N.A.	November 2022	0.70	7,300	73,887	36,633	(37,254)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.83% versus USD-LIBOR-BBA maturing on 04/22/2025	Deutsche Bank AG	April 2022	0.83	22,300	161,023	167,758	6,735

					$286,133	$249,397	$(36,736)

Over the Counter Purchased Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Put option to sell U.S. Dollar in exchange for New Russian Ruble at the strike price 72.35 RUB per $1 USD	Barclays Capital	September 2021	RUB 72.35	$1,327	$14,563	$9,329	$(5,234)
Put option to sell U.S. Dollar in exchange for South Korean Won at the strike price 1142 KRW per $1 USD	Barclays Capital	August 2021	KRW 1142	2,921	6,426	1,177	(5,249)
Put option to sell U.S. Dollar in exchange for Canadian Dollar at the strike price 1.24 CAD per $1 USD	HSBC Bank PLC	August 2021	CAD 1.24	2,910	8,814	2,526	(6,288)
Put option to sell U.S. Dollar in exchange for South Korean Won at the strike price 1134 KRW per $1 USD	JPMorgan Chase Bank, N.A.	August 2021	KRW 1134	4,396	10,594	1,969	(8,625)
Put option to sell U.S. Dollar in exchange for South African Rand at the strike price 14.05 ZAR per $1 USD	Morgan Stanley Co., Inc.	August 2021	ZAR 14.05	1,453	10,104	49	(10,055)
Put option to sell U.S. Dollar in exchange for Brazilian Real at the strike price 5.11 BRL per $1 USD	Morgan Stanley Co., Inc.	August 2021	BRL 5.11	1,458	13,747	7,124	(6,623)
Put option to sell U.S. Dollar in exchange for New Russian Ruble at the strike price 73.79 RUB per $1 USD	Morgan Stanley Co., Inc.	August 2021	RUB 73.79	1,458	8,709	15,102	6,393
Put option to sell U.S. Dollar in exchange for Brazilian Real at the strike price 4.98 BRL per $1 USD	Morgan Stanley Co., Inc.	August 2021	BRL 4.98	2,911	24,744	2,410	(22,334)

					$97,701	$39,686	$(58,015)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.17% versus EUR-EURIBOR-Telerate maturing on 08/24/2026	Citibank N.A.	August 2021	0.17%	$7,550	$34,157	$723	$(33,434)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.17% versus EUR-EURIBOR maturing on 08/04/2026	UBS AG	August 2021	0.17	4,170	19,798	365	(19,433)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.75% versus USD-LIBOR-BBA maturing on 08/12/2026	JPMorgan Chase Bank, N.A.	August 2021	0.75	13,340	68,034	45,460	(22,574)

161

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts — (continued)

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.11% versus USD-LIBOR-BBA maturing on 11/17/2026	Citibank N.A.	November 2021	1.11%	$2,410	$23,329	$6,536	$(16,793)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.20% versus USD-LIBOR-BBA maturing on 11/23/2026	UBS AG	November 2021	1.20	1,630	11,655	3,440	(8,215)

					$156,973	$56,524	$(100,449)

CLO — Collateralized Loan Obligation

USAID — United States Agency for International Development

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Over the Counter Written Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate		Notional Amount (000’s)	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy South African Rand in exchange for U.S. Dollar at the strike price of 15.50 ZAR per $1.00 USD	Deutsche Bank AG	August 2021	ZAR	15.50	$1,445	$8,864	$4,624	$4,240
Call option to buy Canadian Dollar in exchange for U.S. Dollar at the strike price of 1.27 CAD per $1.00 USD	HSBC Bank PLC	August 2021	CAD	1.27	1,455	4,938	1,240	3,698
Call option to buy Canadian Dollar in exchange for U.S. Dollar at the strike price of 1.27 CAD per $1.00 USD	HSBC Bank PLC	August 2021	CAD	1.27	1,455	4,631	1,544	3,087
Call option to buy Australian Dollar in exchange for Euro Currency at the strike price of 1.584 AUD per 0.843 EUR	Morgan Stanley Co., Inc.	August 2021	AUD	1.58	613,000	1,904	14,857	(12,953)
Call option to buy South African Rand in exchange for U.S. Dollar at the strike price of 14.90 ZAR per $1.00 USD	Morgan Stanley Co., Inc.	August 2021	ZAR	14.90	1,453	6,974	2,474	4,500
Call option to buy Brazilian Real in exchange for U.S. Dollar at the strike price of 5.47 BRL per $1.00 USD	Morgan Stanley Co., Inc.	August 2021	BRL	5.47	1,458	12,755	1,769	10,986
Call option to buy New Russian Ruble in exchange for U.S. Dollar at the strike price of 77.20 RUB per $1.00 USD	Morgan Stanley Co., Inc.	August 2021	RUB	77.20	1,458	9,088	115	8,973
Call option to buy Turkish Lira in exchange for U.S. Dollar at the strike price of 9.25 TRY per $1.00 USD	Morgan Stanley Co., Inc.	August 2021	TRY	9.25	731	4,152	99	4,053
Call option to buy Yuan Renminbi Offshore in exchange for U.S. Dollar at the strike price of 6.53 CNH per $1.00 USD	Morgan Stanley Co., Inc.	August 2021	CNH	6.53	5,834	13,955	6	13,949

						$67,261	$26,728	$40,533

162

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.63% versus USD-LIBOR maturing 04/22/2025	Deutsche Bank AG	April 2022	0.63%	$33,450	$134,258	$135,438	$(1,180)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.36% versus EUR-EURIBOR maturing 09/08/2032	JPMorgan Chase Bank, N.A.	September 2022	0.36	1,180	21,844	22,241	(397)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.40% versus EUR-EURIBOR maturing 09/08/2032	JPMorgan Chase Bank, N.A.	September 2022	0.40	1,560	29,423	32,191	(2,768)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.06% versus USD-LIBOR maturing 11/18/2052	JPMorgan Chase Bank, N.A.	November 2022	1.06	1,400	72,719	34,292	38,427

					$258,244	$224,162	$34,082

Over the Counter Written Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Put option to sell U.S. Dollar in exchange for South Korean Won at the strike price of 1142 KRW per $1.00 USD	JPMorgan Chase Bank, N.A.	August 2021	KRW 1142	$2,921	$9,151	$584	$8,567
Put option to sell U.S. Dollar in exchange for New Russian Ruble at the strike price of 72.35 RUB per $1.00 USD	JPMorgan Chase Bank, N.A.	September 2021	RUB 72.35	1,327	18,386	9,329	9,057
Put option to sell Euro Currency in exchange for Australian Dollar at the strike price of 1.55 AUD per 0.843 EUR	Morgan Stanley Co., Inc.	August 2021	AUD 1.55	613	1,904	1	1,903
Put option to sell U.S. Dollar in exchange for Brazilian Real at the strike price of 5.11 BRL per $1.00 USD	Morgan Stanley Co., Inc.	August 2021	BRL 5.11	1,458	30,838	7,264	23,574

					$60,279	$17,178	$43,101

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.02% versus EUR-EURIBOR maturing 08/24/2026	Citibank, N.A.	August 2021	0.02%	$7,550	$13,848	$353	$13,495
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.09% versus EUR-EURIBOR maturing 08/24/2026	Citibank, N.A.	August 2021	0.09	7,550	20,310	457	19,853
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.88% versus USD-LIBOR maturing 08/12/2026	JPMorgan Chase Bank, N.A., London	August 2021	0.88	13,340	41,353	9,464	31,889
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.01% versus USD-LIBOR maturing 08/12/2026	JPMorgan Chase Bank, N.A., London	August 2021	1.01	13,340	26,680	1,427	25,253
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.75% versus EUR-EURIBOR maturing 11/23/2026	Morgan Stanley Co., Inc.	November 2021	0.75	2,350	12,069	1,818	10,251
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.02% versus EUR-EURIBOR maturing 08/24/2026	UBS AG	August 2021	0.02	4,170	7,615	183	7,432
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.09% versus EUR-EURIBOR maturing 08/24/2026	UBS AG	August 2021	0.09	4,170	12,183	234	11,949

163

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Over the Counter Written Put Options on Interest Rate Swap Contracts — (continued)

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.15% versus EUR-EURIBOR maturing 11/17/2026	UBS AG	November 2021	0.15%	$3,450	$23,765	$3,655	$20,110

					$157,823	$17,591	$140,232

AUD	— Australian Dollar	NZD	— New Zealand Dollar
BRL	— Brazilian Real	RUB	— New Russian Ruble
CAD	— Canadian Dollar	TRY	— Turkish Lira
CNH	— Yuan Renminbi Offshore	USD	— U.S. Dollar
EUR	— Euro Currency	ZAR	— South African Rand
KRW	— South Korean Won

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

33	Short	90 Day Euro Dollar	December 2023	$8,179,475	$8,175,337	$4,138

32	Long	Australian 10 Year Bonds	September 2021	3,389,812	3,414,402	24,590

43	Long	Australian 3 Year Bonds	September 2021	3,687,783	3,694,405	6,622

13	Long	Canada 10 Year Bonds	September 2021	1,498,524	1,542,265	43,741

25	Long	Euro-BOBL	September 2021	3,986,783	4,014,268	27,485

4	Long	Euro-BTP	September 2021	713,505	732,058	18,553

51	Long	Euro-Bund	September 2021	10,468,237	10,682,260	214,023

10	Long	Euro-OAT	September 2021	1,879,375	1,922,673	43,298

146	Long	U.S. Treasury 10 Year Notes	September 2021	19,428,389	19,630,156	201,767

32	Long	U.S. Treasury 10 Year Ultra Bonds	September 2021	4,637,108	4,808,000	170,892

262	Long	U.S. Treasury 2 Year Notes	September 2021	57,787,801	57,811,938	24,137

14	Long	U.S. Treasury 5 Year Notes	September 2021	1,741,687	1,742,234	547

51	Long	U.S. Treasury Ultra Bonds	September 2021	9,858,610	10,176,094	317,484

						$1,097,277

						Unrealized (Depreciation)

3	Short	Euro-BUXL 30 Year Bonds	September 2021	$758,322	$765,273	$(6,951)

243	Short	Euro-Schatz	September 2021	32,366,413	32,387,297	(20,884)

33	Short	U.S. Treasury Long Bonds	September 2021	5,233,700	5,435,719	(202,019)

						$(229,854)

		Net Unrealized Appreciation (Depreciation)				$867,423

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

164

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	AUD	1,321,476	USD	1,018,462	08/20/2021	$48,617	$—
	AUD	713,361	EUR	448,700	09/15/2021	9,113	—
	AUD	12,213,620	USD	9,088,846	09/15/2021	124,065	—
	BRL	7,672,534	USD	1,455,983	08/03/2021	—	(17,167)
	BRL	5,271,163	USD	1,011,097	08/12/2021	164	—
	CAD	2,124,826	USD	1,694,063	08/16/2021	—	(9,044)
	CAD	883,126	JPY	78,665,750	09/15/2021	9,457	—
	CAD	7,064,455	USD	5,700,898	09/15/2021	38,574	—
	CHF	2,435,049	USD	2,681,108	09/15/2021	—	(9,978)
	CLP	2,306,684,235	USD	3,131,128	08/12/2021	92,499	—
	CNH	25,362,678	USD	3,888,885	08/04/2021	—	(33,985)
	CNH	15,870,334	USD	2,453,120	08/12/2021	—	(63)
	CNH	35,426,810	USD	5,447,454	09/15/2021	—	(13,345)
	CZK	63,817,300	EUR	2,484,748	09/15/2021	—	(16,686)
	EUR	10,630,579	USD	12,668,758	09/10/2021	48,891	—
	EUR	905,198	AUD	1,429,058	09/15/2021	—	(25,770)
	EUR	931,520	CAD	1,386,953	09/15/2021	5,728	—
	EUR	2,180,018	CHF	2,359,793	09/15/2021	19,692	—
	EUR	597,084	CZK	15,212,937	09/15/2021	—	(1,677)
	EUR	607,600	GBP	520,210	09/15/2021	1,795	—
	EUR	1,953,157	HUF	691,420,558	09/15/2021	—	(34,388)
	EUR	2,499,172	JPY	325,157,810	09/15/2021	—	(2,236)
	EUR	1,686,010	NOK	17,313,442	09/15/2021	—	(41,795)
	EUR	893,526	NZD	1,516,231	09/15/2021	—	(4,663)
	EUR	586,019	PLN	2,626,090	09/15/2021	—	(13,995)
	EUR	2,500,358	SEK	25,393,914	09/15/2021	—	(17,648)
	EUR	18,427,654	USD	22,037,626	09/15/2021	159,399	—
	GBP	3,696,952	USD	5,237,425	08/05/2021	98,637	—
	GBP	1,859,705	EUR	2,164,412	09/15/2021	—	(15,566)
	GBP	4,486,521	USD	6,215,382	09/15/2021	—	(21,543)
	HUF	977,256,629	EUR	2,738,773	09/15/2021	22,691	—
	IDR	5,326,839,564	USD	365,152	08/16/2021	—	(3,445)
	IDR	5,267,099,155	USD	360,538	09/17/2021	—	(2,482)
	ILS	3,167,399	USD	970,990	09/17/2021	—	(9,187)
	JPY	335,995,843	USD	3,015,387	08/26/2021	—	(47,847)
	JPY	918,173,502	USD	8,289,525	09/07/2021	—	(82,142)
	JPY	34,763,514	CAD	385,614	09/15/2021	—	(7,907)
	JPY	119,184,660	EUR	906,456	09/15/2021	—	(10,578)
	JPY	36,668,360	NZD	475,205	09/15/2021	—	(3,337)
	JPY	919,546,613	USD	8,377,955	09/15/2021	—	(6,798)
	KRW	1,253,923,229	USD	1,095,375	08/06/2021	6,421	—
	KRW	1,457,267,441	USD	1,275,843	08/17/2021	12,262	—
	KRW	3,397,366,829	USD	3,012,416	09/15/2021	67,942	—
	MXN	101,598,267	USD	5,018,342	09/15/2021	—	(56,148)
	NOK	2,644,571	USD	298,275	08/09/2021	—	(1,069)
	NOK	15,849,507	EUR	1,526,653	09/15/2021	18,320	—
	NOK	22,876,722	USD	2,640,149	09/15/2021	50,454	—
	NZD	1,341,109	USD	938,104	08/03/2021	3,753	—
	NZD	5,363,667	USD	3,743,720	09/15/2021	7,498	—
	PLN	1,117,927	EUR	247,318	09/15/2021	3,404	—
	PLN	2,727,271	USD	714,673	09/15/2021	6,649	—
	RUB	78,021,495	USD	1,039,178	08/09/2021	—	(26,884)
	RUB	120,357,258	USD	1,611,122	08/18/2021	—	(31,963)
	RUB	24,066,577	USD	310,536	10/01/2021	—	(15,288)
	SEK	4,018,710	USD	481,828	08/04/2021	14,989	—
	SEK	14,817,665	EUR	1,460,650	09/15/2021	12,268	—
	SEK	32,136,409	USD	3,836,325	09/15/2021	101,912	—
	SGD	3,371,729	USD	2,500,391	09/15/2021	12,080	—
	THB	69,732,738	USD	2,162,306	09/15/2021	41,161	—
	TRY	782,262	USD	88,893	08/13/2021	—	(3,429)
	TRY	13,173,345	USD	1,483,585	08/16/2021	—	(68,770)
	TRY	28,633,418	USD	3,177,136	09/15/2021	—	(146,433)
	TWD	8,190,960	USD	292,054	09/10/2021	—	(1,389)
	USD	1,482,169	BRL	7,392,747	08/03/2021	—	(62,739)

165

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	937,502	NZD	1,341,109	08/03/2021	$—	$(3,152)
	USD	3,909,641	CNH	25,362,678	08/04/2021	13,230	—
	USD	2,539,109	KRW	2,909,537,442	08/06/2021	—	(12,356)
	USD	581,200	ZAR	8,397,567	08/10/2021	—	(8,504)
	USD	950,589	BRL	4,938,336	08/12/2021	—	(3,487)
	USD	2,184,916	CLP	1,564,153,037	08/12/2021	—	(124,434)
	USD	2,081,989	CNH	13,605,795	08/12/2021	21,149	—
	USD	731,034	IDR	10,593,764,131	08/16/2021	2,015	—
	USD	2,953,807	RUB	218,541,544	08/18/2021	29,662	—
	USD	7,507,198	AUD	9,755,597	08/20/2021	—	(347,467)
	USD	2,517,183	CAD	3,071,173	08/20/2021	—	(55,563)
	USD	7,746,993	JPY	854,422,680	08/26/2021	42,677	—
	USD	3,548,994	EUR	2,989,299	09/10/2021	—	(312)
	USD	206,511	TWD	5,782,111	09/10/2021	634	—
	USD	7,165,203	AUD	9,434,768	09/15/2021	—	(240,095)
	USD	6,601,999	CAD	8,175,167	09/15/2021	—	(49,413)
	USD	985,755	CHF	903,092	09/15/2021	12,294	—
	USD	4,292,199	CNH	27,799,311	09/15/2021	—	(7,126)
	USD	2,185,482	CZK	45,917,640	09/15/2021	—	(50,889)
	USD	23,250,701	EUR	19,421,243	09/15/2021	—	(192,836)
	USD	4,042,446	GBP	2,898,051	09/15/2021	—	(13,728)
	USD	1,517,722	HUF	441,051,802	09/15/2021	—	(60,459)
	USD	5,947,287	JPY	654,729,595	09/15/2021	22,771	—
	USD	3,223,654	KRW	3,661,646,543	09/15/2021	—	(50,131)
	USD	3,881,010	MXN	77,791,714	09/15/2021	4,423	—
	USD	2,738,710	NOK	23,195,708	09/15/2021	—	(112,905)
	USD	9,842,308	NZD	14,021,704	09/15/2021	—	(75,074)
	USD	355,961	PLN	1,343,744	09/15/2021	—	(7,113)
	USD	4,635,969	SEK	39,342,726	09/15/2021	—	(64,146)
	USD	4,291,734	SGD	5,787,232	09/15/2021	—	(20,800)
	USD	1,091,461	THB	35,322,193	09/15/2021	—	(17,023)
	USD	4,040,937	TRY	36,150,842	09/15/2021	155,203	—
	USD	3,644,745	ZAR	51,174,298	09/15/2021	—	(170,789)
	USD	353,511	IDR	5,151,362,623	09/17/2021	1,533	—
	USD	441,799	ILS	1,431,084	09/17/2021	1,061	—
	USD	373,690	RUB	28,848,845	10/01/2021	16,880	—
	ZAR	16,565,018	USD	1,139,521	08/10/2021	9,822	—
	ZAR	3,899,002	USD	273,186	08/31/2021	7,996	—
	ZAR	50,794,811	USD	3,498,740	09/15/2021	50,544	—

Unrealized Appreciation/(Depreciation)						$1,430,329	$(2,555,186)

AUD	— Australian Dollar	KRW	— South Korean Won
BRL	— Brazilian Real	MXN	— Mexican Peso
CAD	— Canadian Dollar	NOK	— Norwegian Krone
CHF	— Swiss Franc	NZD	— New Zealand Dollar
CLP	— Chilean Peso	PLN	— Polish Zloty
CNH	— Yuan Renminbi Offshore	RUB	— New Russian Ruble
COP	— Colombian Peso	SEK	— Swedish Krona
CZK	— Czech Koruna	SGD	— Singapore Dollar
EUR	— Euro Currency	THB	— Thai Baht
GBP	— British Pound Sterling	TRY	— Turkish Lira
HUF	— Hungarian Forint	TWD	— Taiwan Dollar
IDR	— Indonesian Rupiah	USD	— United States Dollar
ILS	— Israeli New Shekel	ZAR	— South African Rand
JPY	— Japanese Yen

166

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation

PLN	22,390	12/16/2021	3 month WIBOR/Quarterly	0.250%/Maturity	$(332)	$67

BRL	6,350	1/3/2022	4.120%/Maturity	Less than 1 month BRCDI/Maturity	12,147	1,178

NZD	105,610	9/15/2022	0.500%/Semi-annually	3 month NZDBB/Quarterly	(307,962)	12,699

BRL	11,540	1/2/2023	Less than 1 month BRCDI/ Maturity	5.800%/Maturity	9,583	23,065

AUD	61,340	2/22/2023	0.190%/Quarterly	3 month BBSW/Quarterly	(21,177)	34,143

CAD	39,980	6/15/2023	1.100%/Semi-annually	3 month CDOR/Semi-annually	1,162	36,169

EUR	26,830	6/16/2023	0.000%/Annually	12 month EURIBOR/Annually	4,496	5,216

MXN	98,610	9/13/2023	1 month TIIE/Monthly	5.600%/Monthly	(1,226)	39,234

CNY	69,877	9/15/2023	2.500%/Quarterly	3 month CNY-LIBOR/Quarterly	12,599	21,284

KRW	10,870,370	9/15/2023	3 month KRW-LIBOR/Quarterly	1.250%/Quarterly	13,064	10,178

CAD	84,770	9/21/2023	1.200%/Semi-annually	3 month CDOR/Semi-annually	35,263	10,789

CAD	7,680	9/15/2024	0.750%/Semi-annually	3 month CDOR/Semi-annually	(55,431)	553

BRL	8,768	1/2/2025	Less than 1 month BRCDI/ Maturity	6.320%/Maturity	13,299	58,982

CAD	6,040	9/15/2026	1.000%/Semi-annually	3 month CDOR/Semi-annually	(91,289)	20,074

CHF	150	9/15/2026	0.000%/Annually	6 month CHF-LIBOR/Semi-annually	(382)	76

CNY	13,310	9/15/2026	2.750%/Quarterly	3 month CNY-LIBOR/Quarterly	13,547	8,114

NOK	14,470	9/15/2026	1.500%/Annually	6 month NIBOR/Semi-annually	7,751	5,253

GBP	21,000	9/15/2026	0.000%/Annually	Less than 1 month SONIA/Annually	(704,492)	79,307

SEK	107,630	9/15/2026	0.500%/Annually	3 month STIBOR/Quarterly	127,814	32,781

BRL	2,800	1/4/2027	Less than 1 month BRCDI/ Maturity	8.495%/Maturity	(4,599)	6,169

AUD	5,290	10/28/2030	1.240%/Semi-annually	6 month BBSW/Semi-annually	(144,188)	39,281

EUR	8,820	2/12/2031	0.500%/Annually	6 month EURIBOR/Semi-annually	100,521	82,239

USD	2,770	2/25/2031	2.209%/Semi-annually	3 month USD-LIBOR/Quarterly	(14,571)	77,421

SEK	37,870	5/11/2031	1.273%/Annually	3 month STIBOR/Quarterly	(6,260)	91,623

NOK	17,640	6/29/2031	6 month NIBOR/Semi-annually	1.926%/Annually	(23,386)	1,144

EUR	12,450	7/22/2031	0.220%/Annually	6 month EURIBOR/Semi-annually	(16,778)	19,630

MXN	1,025	9/3/2031	6.860%/Monthly	1 month TIIE/Monthly	(494)	283

CAD	11,510	9/15/2031	1.250%/Semi-annually	3 month CDOR/Semi-annually	(487,350)	105,234

SEK	29,770	9/15/2031	1.000%/Annually	3 month STIBOR/Quarterly	63,305	82,426

EUR	6,490	9/16/2031	0.500%/Annually	6 month EURIBOR/Semi-annually	13,694	92,231

CAD	6,250	9/15/2051	1.750%/Semi-annually	3 month CDOR/Semi-annually	(623,625)	130,739

EUR	260	9/15/2051	0.000%/Annually	6 month EURIBOR/Semi-annually	(42,711)	18,438

					$(2,118,008)	$1,146,020

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)

BRL	15,280	1/3/2022	3.390%/Maturity	Less than 1 month BRCDI/ Maturity	$—	$(30,254)

BRL	13,940	1/2/2023	7.200%/Maturity	Less than 1 month BRL-LIBOR/Maturity	1,209	(17,219)

BRL	595	1/2/2023	4.230%/Monthly	Less than 1 month BRCDI/ Monthly	311	(3,878)

CAD	80,520	2/28/2023	0.804%/Semi-annually	3 month CDOR/Semi-annually	9,191	(4,156)

CAD	34,000	3/1/2023	0.750%/Semi-annually	3 month CDOR/Semi-annually	2,116	(14,964)

USD	31,660	3/3/2023	3 month USD-LIBOR/Quarterly	0.275%/Semi-annually	9,637	(19,749)

USD	35,720	6/15/2023	3 month USD-LIBOR/Quarterly	0.450%/Semi-annually	(497)	(42,966)

AUD	12,330	9/15/2023	3 month BBSW/Quarterly	0.300%/Quarterly	1,707	(14,040)

GBP	18,740	9/15/2023	Less than 1 month SONIA/Annually	0.000%/Annually	125,571	(650)

EUR	15,420	9/15/2023	12 month EURIBOR/Annually	0.000%/Annually	75,064	(10,599)

EUR	960	9/15/2023	6 month EURIBOR/Semi-annually	0.000%/Annually	1,064	(747)

USD	72,210	9/21/2023	3 month USD-LIBOR/Quarterly	0.500%/Semi-annually	(29,047)	(19,308)

167

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts — (continued)

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)

CAD	21,420	11/18/2023	0.700%/Semi-annually	3 month CDOR/Semi-annually	$16,402	$(91,999)

BRL	6,055	1/2/2024	4.930%/Maturity	Less than 1 month BRCDI/ Maturity	1,179	(50,579)

BRL	4,550	1/2/2024	7.370%/Maturity	Less than 1 month BRCDI/ Maturity	3,776	(12,098)

BRL	2,500	1/2/2024	7.960%/Maturity	Less than 1 month BRCDI/Maturity	—	(2,999)

AUD	17,420	2/24/2024	0.500%/Quarterly	3 month BBSW/Quarterly	37,183	(3,281)

USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	561	(1,169)

AUD	6,290	6/29/2024	3 month BBSW/Quarterly	0.486%/Quarterly	227	(19,197)

USD	8,360	7/25/2024	3 month USD-LIBOR/Quarterly	1 month USD-LIBOR + 0.09%/Quarterly	2,208	(2,619)

USD	6,220	9/15/2024	3 month USD-LIBOR/Quarterly	0.250%/Semi-annually	63,837	(15,703)

EUR	3,800	9/15/2024	6 month EURIBOR/Semi-annually	0.000%/Annually	14,397	(6,997)

PLN	4,460	12/16/2025	0.750%/Annually	6 month WIBOR/Semi-annually	(779)	(25,568)

MXN	20,740	9/9/2026	6.300%/Monthly	1 month TIIE/Monthly	355	(8,503)

AUD	480	9/15/2026	6 month BBSW/Semi-annually	1.000%/Semi-annually	(4,295)	(143)

EUR	28,640	9/15/2026	6 month EURIBOR/Semi-annually	0.000%/Semi-annually	375,991	(122,430)

EUR	9,200	9/15/2026	12 month EURIBOR/Annually	0.000%/Annually	66,011	(59,786)

JPY	6,730	9/15/2026	0.000%/Annually	12 month JPY-LIBOR/Annually	94	(8)

NZD	9,080	9/15/2026	1.250%/Semi-annually	3 month NZDBB/Quarterly	(40,081)	(28,450)

PLN	4,650	9/15/2026	3 month WIBOR/Semi-annually	1.750%/Annually	(3,071)	(16,307)

USD	2,280	9/15/2026	3 month USD-LIBOR/Quarterly	0.500%/Semi-annually	39,675	(3,063)

ZAR	1,555	9/15/2026	5.800%/Quarterly	3 month JIBAR/Quarterly	1	(172)

EUR	3,530	9/15/2028	6 month EURIBOR/Semi-annually	0.000%/Annually	46,391	(43,226)

NOK	98,930	10/29/2030	6 month NIBOR/Semi-annually	1.240%/Annually	267,706	(58,796)

GBP	6,490	2/10/2031	Less than 1 month SONIA/Annually	1.000%/Annually	(19,635)	(108,226)

NOK	35,300	5/11/2031	6 month NIBOR/Semi-annually	2.130%/Annually	6,681	(88,573)

JPY	695,060	7/30/2031	12 month JPY-LIBOR/Annually	0.000%/Annually	18,870	(2,019)

USD	4,220	7/30/2031	2.000%/Semi-annually	3 month USD-LIBOR/Quarterly	49,826	(4,483)

EUR	4,140	9/15/2031	6 month EURIBOR/Semi-annually	0.000%/Annually	191,814	(95,230)

GBP	12,040	9/15/2031	Less than 1 month SONIA/Annually	0.250%/Annually	820,208	(283,847)

JPY	2,442,150	9/15/2031	12 month JPY-LIBOR/Annually	0.000%/Annually	(12,579)	(7,687)

NOK	53,950	9/15/2031	6 month NIBOR/Semi-annually	2.000%/Annually	(200,960)	(80,867)

AUD	6,680	9/17/2031	6 month BBSW/Semi-annually	2.000%/Semi-annually	4,476	(15,775)

USD	3,290	2/25/2036	3 month USD-LIBOR/Quarterly	2.431%/Semi-annually	8,111	(72,677)

GBP	450	9/15/2036	Less than 1 month SONIA/Annually	0.250%/Annually	55,363	(19,062)

EUR	6,300	7/22/2041	6 month EURIBOR/Semi-annually	0.610%/Annually	26,237	(9,233)

EUR	290	9/15/2041	6 month EURIBOR/Semi-annually	0.000%/Annually	33,286	(13,686)

GBP	780	9/15/2041	Less than 1 month SONIA/Annually	0.500%/Annually	82,365	(48,536)

GBP	300	9/15/2051	Less than 1 month SONIA/Annually	1.000%/Annually	(12,232)	(30,308)

USD	4,330	9/15/2051	3 month USD-LIBOR/Quarterly	1.250%/Semi-annually	611,038	(168,315)

					$2,746,963	$(1,800,147)

Total					$628,955	$(654,127)

BBSW	— Bank Bill Swap Reference Rate	NZDBB	— New Zealand Bank Dollar Bill
BRCDI	— Brazilian Interbank Certificate of Deposit	SONIA	— Sterling Overnight Index Average
CDOR	— Canadian Dollar Offered Rate	STIBOR	— Stockholm Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate	TIIE	— Interbank Equilibrium Interest Rate
JIBAR	— Johannesburg Interbank Average Rate	WIBOR	— Warsaw Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate

168

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Over the Counter Credit Default Swaps on Sovereign Issues — Sell Protection(2)
							Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at July 31, 2021(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	12/20/2023	Morgan Stanley & Co. International PLC	0.1831%	$1,120	$13,129	$8,962

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
						Value(5)

Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at July 31, 2021 (3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Index	(1.000)%	Quarterly	6/20/2026	0.4662%	$6,100	$(160,198)	$(30,454)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(2)
						Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at July 31, 2021 (3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2022	0.2484%	$18,850	$115,149	$12,371
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2023	0.2786%	9,800	74,215	60,339
CDX Emerging Market Index	1.000%	Quarterly	6/20/2026	1.6396%	3,150	(115,546)	21,666
iTraxx Europe Index	5.000%	Quarterly	6/20/2026	2.3600%	1,850	221,732	43,008

Total						$295,550	$137,384

Centrally Cleared Credit Default Swaps on Sovereign Issues — Sell Protection(2)
						Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at July 31, 2021 (3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Indonesia 3.70% due 01/08/2022	1.000%	Quarterly	6/20/2024	0.4451%	$1,220	4,595	15,041
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	6/20/2024	0.2323%	150	1,878	1,480
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	12/20/2024	0.2846%	70	997	712

Total						$7,470	$17,233

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

169

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PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:	$—	$27,922,218	$—	$27,922,218
Corporate Bonds & Notes	—	74,341,245	—	74,341,245
Foreign Government Obligations	—	203,243,536	—	203,243,536
U.S. Government Agencies	—	20,301,108	—	20,301,108
U.S. Government Treasuries	—	49,461,552	—	49,461,552
Preferred Securities/Capital Securities	—	9,356,837	—	9,356,837
Options-Purchased	—	346,585	—	346,585
Short-Term Investment Securities:
Foreign Government Obligations	—	8,368,706	—	8,368,706
Registered Invesment Companies	32,014,427	—	—	32,014,427

Total Investments at Value	$32,014,427	$393,341,787	$—	$425,356,214

Other Financial Instruments:+
Over the Counter Written Call Options on Currency Contracts	$—	$53,486	$—	$53,486
Over the Counter Written Call Options on Interest Rate Swap Contracts	—	38,427	—	38,427
Over the Counter Written Put Options on Currency Contracts	—	43,101	—	43,101
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	140,232	—	140,232
Futures Contracts	1,097,277	—	—	1,097,277
Forward Foreign Currency Contracts	—	1,430,329	—	1,430,329
Centrally Cleared Interest Rate Swap Contracts	—	1,146,020	—	1,146,020
Over the Counter Credit Default Swaps on Sovereign Issues — Sell Protection	—	8,962	—	8,962
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	137,384	—	137,384
Centrally Cleared Credit Default Swaps on Sovereign Issues — Sell Protection	—	17,233	—	17,233

Total Other Financial Instruments	$1,097,277	$3,015,174	$—	$4,112,451

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options on Currency Contracts	$—	$12,953	$—	$12,953
Over the Counter Written Call Options on Interest Rate Swap Contracts	—	4,345	—	4,345
Futures Contracts	229,854	—	—	229,854
Forward Foreign Currency Contracts	—	2,555,186	—	2,555,186
Centrally Cleared Interest Rate Swap Contracts	—	1,800,147	—	1,800,147
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	30,454	—	30,454

Total Other Financial Instruments	$229,854	$4,403,085	$—	$4,632,939

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

170

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Registered Investment Companies	28.7%
Exchange-Traded Funds	3.5
Medical-Drugs	3.1
Real Estate Investment Trusts	2.8
Computers	2.7
Semiconductor Equipment	2.4
Applications Software	2.4
Web Portals/ISP	2.0
Transport-Services	1.8
Auto-Cars/Light Trucks	1.8
Transport-Marine	1.7
Internet Content-Entertainment	1.7
E-Commerce/Products	1.5
Insurance-Property/Casualty	1.4
Finance-Credit Card	1.4
Medical-Biomedical/Gene	1.3
Medical Labs & Testing Services	1.3
Commercial Services-Finance	1.3
Medical-Hospitals	1.3
Computer Services	1.2
Medical Products	1.2
Retail-Discount	1.1
Cosmetics & Toiletries	1.0
Metal-Diversified	1.0
Enterprise Software/Service	1.0
Import/Export	0.9
Diversified Banking Institutions	0.8
Data Processing/Management	0.8
Banks-Commercial	0.7
Finance-Investment Banker/Broker	0.7
Electric-Integrated	0.7
Retail-Apparel/Shoe	0.6
Tobacco	0.6
Apparel Manufacturers	0.6
Diagnostic Equipment	0.6
Retail-Misc./Diversified	0.5
Power Converter/Supply Equipment	0.5
Insurance-Multi-line	0.5
Diversified Minerals	0.5
Metal-Iron	0.5
Instruments-Controls	0.5
Finance-Consumer Loans	0.5
Retail-Major Department Stores	0.5
Retail-Restaurants	0.5
Finance-Auto Loans	0.5
Machinery-General Industrial	0.5
Diversified Manufacturing Operations	0.5
Aerospace/Defense	0.5
Transport-Truck	0.5
Finance-Leasing Companies	0.4
Telephone-Integrated	0.4
Distribution/Wholesale	0.4
Oil-Field Services	0.4
Food-Retail	0.4
Insurance Brokers	0.4
Hotels/Motels	0.4
Insurance-Life/Health	0.4
Athletic Footwear	0.4
Metal-Aluminum	0.4
Resorts/Theme Parks	0.4
Advertising Agencies	0.4

Computers-Memory Devices	0.4%
Coatings/Paint	0.4
Retail-Building Products	0.4
Multimedia	0.3
Web Hosting/Design	0.3
Electronic Components-Misc.	0.3
Rental Auto/Equipment	0.3
Pharmacy Services	0.3
Retail-Consumer Electronics	0.3
Electronic Measurement Instruments	0.2
Electronic Components-Semiconductors	0.2
Agricultural Operations	0.2
Food-Wholesale/Distribution	0.2
Software Tools	0.2
Retail-Jewelry	0.2
Machinery-Farming	0.2
Oil Companies-Integrated	0.2
Investment Companies	0.2
Finance-Other Services	0.2
Publishing-Newspapers	0.2
Human Resources	0.2
Retail-Sporting Goods	0.2
Electric Products-Misc.	0.2
Machine Tools & Related Products	0.2
Building & Construction Products-Misc.	0.2
Theaters	0.2
Television	0.2
Building Products-Cement	0.2
Banks-Super Regional	0.2
Oil Companies-Exploration & Production	0.1
Beverages-Wine/Spirits	0.1
Electronic Connectors	0.1
E-Commerce/Services	0.1
Medical-HMO	0.1
Home Furnishings	0.1
Cable/Satellite TV	0.1
Retail-Drug Store	0.1
Chemicals-Diversified	0.1
Retail-Automobile	0.1
Audio/Video Products	0.1
Internet Content-Information/News	0.1
Retail-Regional Department Stores	0.1
Veterinary Diagnostics	0.1
Banks-Fiduciary	0.1
Transport-Rail	0.1
Steel-Specialty	0.1
Medical Instruments	0.1
Steel-Producers	0.1
Gambling (Non-Hotel)	0.1
Footwear & Related Apparel	0.1

98.5%

*	Calculated as a percentage of net assets

171

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 66.3%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	2,591	$188,677

Aerospace/Defense — 0.5%
Northrop Grumman Corp.	615	223,257

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	1,960	117,051

Apparel Manufacturers — 0.6%
Gunze, Ltd.	2,800	121,423
Kering SA	164	147,257
Urban Outfitters, Inc.†	441	16,396

		285,076

Applications Software — 2.4%
Microsoft Corp.	4,093	1,166,137
ServiceNow, Inc.†	17	9,994

		1,176,131

Athletic Footwear — 0.4%
adidas AG	551	200,160

Audio/Video Products — 0.1%
Dolby Laboratories, Inc., Class A	468	45,443

Auto-Cars/Light Trucks — 1.8%
Bayerische Motoren Werke AG (Preference Shares)	546	46,904
Ford Motor Co.†	15,727	219,392
General Motors Co.†	2,857	162,392
Mazda Motor Corp.†	22,300	219,733
Stellantis NV	260	5,001
Volkswagen AG (Preference Shares)	933	227,674

		881,096

Banks-Commercial — 0.7%
Banco Bilbao Vizcaya Argentaria SA	32,688	209,665
Bancorp, Inc.†	1,064	24,866
Commonwealth Bank of Australia	1,779	130,141

		364,672

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	741	38,035

Banks-Super Regional — 0.2%
KeyCorp	3,898	76,635

Beverages-Non-alcoholic — 0.0%
Monster Beverage Corp.†	201	18,958

Beverages-Wine/Spirits — 0.1%
Treasury Wine Estates, Ltd.	7,640	66,929

Building & Construction Products-Misc. — 0.2%
Cie de Saint-Gobain	66	4,722
Sika AG	218	76,775

		81,497

Building Products-Cement — 0.2%
MDU Resources Group, Inc.	2,431	77,111

Building-Residential/Commercial — 0.0%
Barratt Developments PLC	594	5,806

Cable/Satellite TV — 0.1%
Liberty Global PLC, Class C†	2,129	57,185

Chemicals-Diversified — 0.1%
Tosoh Corp.	700	12,310
Westlake Chemical Corp.	503	41,709

		54,019

Security Description	Shares	Value (Note 2)
Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	5,846	$175,965

Commercial Services-Finance — 1.3%
Moody’s Corp.	99	37,224
PayPal Holdings, Inc.†	1,312	361,495
S&P Global, Inc.	593	254,231

		652,950

Computer Aided Design — 0.0%
Dassault Systemes SE	306	16,882

Computer Services — 1.2%
Cognizant Technology Solutions Corp., Class A	1,772	130,295
Fujitsu, Ltd.	500	84,937
International Business Machines Corp.	1,866	263,031
NEC Corp.	1,400	71,185
NTT Data Corp.	2,700	41,843

		591,291

Computers — 2.7%
Apple, Inc.	9,300	1,356,498

Computers-Memory Devices — 0.4%
Western Digital Corp.†	2,750	178,557

Cosmetics & Toiletries — 1.0%
Estee Lauder Cos., Inc., Class A	772	257,717
L’Oreal SA	564	258,349

		516,066

Data Processing/Management — 0.8%
DocuSign, Inc.†	917	273,303
Fidelity National Information Services, Inc.	726	108,210

		381,513

Diagnostic Equipment — 0.6%
Danaher Corp.	280	83,297
Techno Medica Co., Ltd.	1,400	20,438
Thermo Fisher Scientific, Inc.	312	168,483

		272,218

Distribution/Wholesale — 0.4%
D’Ieteren SA	1,268	203,174
Meiji Electric Industries Co., Ltd.	1,200	15,316

		218,490

Diversified Banking Institutions — 0.8%
BNP Paribas SA	2,429	147,777
Citigroup, Inc.	3,954	267,370

		415,147

Diversified Manufacturing Operations — 0.5%
Parker-Hannifin Corp.	718	224,038

Diversified Minerals — 0.5%
BHP Group PLC	7,564	245,650
BHP Group, Ltd.	439	17,204

		262,854

Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	500	3,657

E-Commerce/Products — 1.5%
Amazon.com, Inc.†	198	658,863
eBay, Inc.	758	51,703
Lands’ End, Inc.†	95	3,642

172

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Products (continued)
Wayfair, Inc., Class A†	23	$5,551

		719,759

E-Commerce/Services — 0.1%
Groupon, Inc.†	1,761	64,048

Electric Products-Misc. — 0.2%
AMETEK, Inc.	197	27,393
Legrand SA	62	6,985
Solar A/S, Class B	588	57,061

		91,439

Electric-Generation — 0.0%
SSE PLC	197	3,957

Electric-Integrated — 0.7%
CMS Energy Corp.	3,377	208,665
Dominion Energy, Inc.	291	21,787
DTE Energy Co.	622	72,973
Enel SpA	1,084	10,009
Iberdrola SA	2,424	29,221

		342,655

Electronic Components-Misc. — 0.3%
Atkore, Inc.†	2,006	150,671

Electronic Components-Semiconductors — 0.2%
Intel Corp.	2,206	118,506

Electronic Connectors — 0.1%
I-PEX, Inc.	2,900	65,427

Electronic Measurement Instruments — 0.2%
Tokyo Seimitsu Co., Ltd.	2,800	119,632

Electronic Parts Distribution — 0.0%
Kaga Electronics Co., Ltd.	400	10,435

Enterprise Software/Service — 1.0%
HubSpot, Inc.†	198	118,012
MicroStrategy, Inc., Class A†	116	72,617
salesforce.com, Inc.†	1,241	300,235

		490,864

Finance-Auto Loans — 0.5%
Ally Financial, Inc.	4,561	234,253

Finance-Consumer Loans — 0.5%
Synchrony Financial	5,145	241,918

Finance-Credit Card — 1.4%
Capital One Financial Corp.	939	151,836
Visa, Inc., Class A	1,372	338,047
Western Union Co.	7,692	178,532

		668,415

Finance-Investment Banker/Broker — 0.7%
Jefferies Financial Group, Inc.	4,844	160,772
Nomura Holdings, Inc.	5,400	26,987
Oppenheimer Holdings, Inc., Class A	3,611	162,315

		350,074

Finance-Leasing Companies — 0.4%
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,200	12,007
ORIX Corp.	12,000	209,777

		221,784

Security Description	Shares	Value (Note 2)
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	823	$98,620

Food-Misc./Diversified — 0.0%
Tate & Lyle PLC	337	3,460

Food-Retail — 0.4%
Koninklijke Ahold Delhaize NV	5,550	172,565
Woolworths Group, Ltd.	1,492	42,636

		215,201

Food-Wholesale/Distribution — 0.2%
Performance Food Group Co.†	2,446	112,076

Footwear & Related Apparel — 0.1%
Weyco Group, Inc.	1,213	27,062

Gambling (Non-Hotel) — 0.1%
Red Rock Resorts, Inc., Class A†	714	28,132

Gas-Distribution — 0.0%
Hokkaido Gas Co., Ltd.	1,200	17,079

Home Furnishings — 0.1%
Tempur Sealy International, Inc.	1,351	58,458

Hotels/Motels — 0.4%
Marriott International, Inc., Class A†	1,405	205,102

Human Resources — 0.2%
Adecco Group AG	1,603	96,027

Import/Export — 0.9%
Mitsui & Co., Ltd.	10,000	230,778
Sumitomo Corp.	15,400	209,418

		440,196

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	171	252,004

Insurance Brokers — 0.4%
Aon PLC, Class A	809	210,364

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	6,250	200,562

Insurance-Multi-line — 0.5%
American Financial Group, Inc.	214	27,069
Chubb, Ltd.	1,406	237,248

		264,317

Insurance-Property/Casualty — 1.4%
Arch Capital Group, Ltd.†	5,503	214,617
Berkshire Hathaway, Inc., Class B†	1,625	452,221
WR Berkley Corp.	80	5,854

		672,692

Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	1,866	664,856
Pinterest, Inc., Class A†	1,887	111,144
Roku, Inc.†	151	64,675

		840,675

Internet Content-Information/News — 0.1%
Yelp, Inc.†	1,210	45,254

Internet Security — 0.0%
NortonLifeLock, Inc.	140	3,475

Investment Companies — 0.2%
Investment AB Oresund	2,510	51,019
Investor AB, Class A	1,948	48,419

		99,438

173

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machine Tools & Related Products — 0.2%
Amada Co., Ltd.	8,700	$89,913

Machinery-Farming — 0.2%
CNH Industrial NV	6,306	105,349

Machinery-General Industrial — 0.5%
Otis Worldwide Corp.	2,603	233,099

Medical Instruments — 0.1%
Edwards Lifesciences Corp.†	69	7,746
Tecan Group AG	42	24,229

		31,975

Medical Labs & Testing Services — 1.3%
Eurofins Scientific SE	1,235	147,729
IQVIA Holdings, Inc.†	907	224,664
Lonza Group AG	368	286,408

		658,801

Medical Products — 1.2%
Align Technology, Inc.†	109	75,842
Hologic, Inc.†	1,442	108,208
Sartorius Stedim Biotech	336	191,744
SmileDirectClub, Inc.†	1,607	11,346
West Pharmaceutical Services, Inc.	463	190,631

		577,771

Medical-Biomedical/Gene — 1.3%
Avid Bioservices, Inc.†	2,274	58,328
Biogen, Inc.†	629	205,513
Essa Pharma, Inc.†	1,866	41,743
Gilead Sciences, Inc.	3,524	240,654
Vertex Pharmaceuticals, Inc.†	597	120,343

		666,581

Medical-Drugs — 3.1%
AbbVie, Inc.	1,447	168,286
Astellas Pharma, Inc.	12,300	195,908
Daiichi Sankyo Co., Ltd.	2,000	39,604
Johnson & Johnson	2,514	432,911
Merck KGaA	268	54,908
Sumitomo Dainippon Pharma Co., Ltd.	9,300	160,783
Takeda Pharmaceutical Co., Ltd.	5,600	186,154
Zoetis, Inc.	1,432	290,266

		1,528,820

Medical-HMO — 0.1%
Anthem, Inc.	153	58,753

Medical-Hospitals — 1.3%
Community Health Systems, Inc.†	869	11,575
HCA Healthcare, Inc.	1,058	262,596
Select Medical Holdings Corp.	5,097	201,077
Universal Health Services, Inc., Class B	1,064	170,676

		645,924

Metal-Aluminum — 0.4%
Norsk Hydro ASA	29,891	198,851

Metal-Copper — 0.0%
Aurubis AG	132	13,363

Metal-Diversified — 1.0%
Anglo American PLC	4,733	209,677
Rio Tinto PLC ADR	1,692	146,037
Rio Tinto, Ltd.	1,411	138,873

		494,587

Security Description	Shares	Value (Note 2)
Metal-Iron — 0.5%
Ferrexpo PLC	1,932	$12,956
Fortescue Metals Group, Ltd.	13,119	240,918

		253,874

Miscellaneous Manufacturing — 0.0%
Rion Co., Ltd.	900	21,804

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	367	10,801

Multimedia — 0.3%
Walt Disney Co.†	967	170,211

Oil Companies-Exploration & Production — 0.1%
Hess Corp.	368	28,130
Inpex Corp.	5,700	40,188

		68,318

Oil Companies-Integrated — 0.2%
BP PLC ADR	4,218	101,991

Oil-Field Services — 0.4%
Baker Hughes Co.	9,988	212,145
Schlumberger NV	128	3,690

		215,835

Pharmacy Services — 0.3%
Cigna Corp.	630	144,579

Power Converter/Supply Equipment — 0.5%
Schneider Electric SE	1,580	264,751

Publishing-Newspapers — 0.2%
News Corp., Class A	3,975	97,904

Racetracks — 0.0%
Tokyotokeiba Co., Ltd.	300	11,951

Real Estate Investment Trusts — 2.8%
American Homes 4 Rent, Class A	2,691	113,022
Arbor Realty Trust, Inc.	2,525	46,157
Camden Property Trust	1,127	168,362
Equity LifeStyle Properties, Inc.	2,916	244,361
First Industrial Realty Trust, Inc.	1,640	89,839
Invitation Homes, Inc.	5,484	223,089
National Storage Affiliates Trust	3,798	205,738
Prologis, Inc.	2,151	275,414

		1,365,982

Real Estate Operations & Development — 0.0%
CK Asset Holdings, Ltd.	1,000	6,819
Sun Hung Kai Properties, Ltd.	500	7,165

		13,984

Rental Auto/Equipment — 0.3%
AMERCO	248	145,814

Resort/Theme Parks — 0.4%
Vail Resorts, Inc.†	624	190,445

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	272	5,984

Retail-Apparel/Shoe — 0.6%
American Eagle Outfitters, Inc.	4,579	157,838
Boot Barn Holdings, Inc.†	184	15,901
Cato Corp., Class A	2,771	45,722
Next PLC†	139	15,217
Tilly’s, Inc., Class A	4,046	60,002

		294,680

174

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Automobile — 0.1%
IDOM, Inc.	5,500	$50,292

Retail-Building Products — 0.4%
Wesfarmers, Ltd.	3,916	175,959

Retail-Consumer Electronics — 0.3%
JB Hi-Fi, Ltd.	1,268	44,786
Yamada Holdings Co., Ltd.	19,000	89,701

		134,487

Retail-Discount — 1.1%
Aeon Co., Ltd.	500	13,688
Costco Wholesale Corp.	327	140,518
Tokmanni Group Corp.	3,211	92,768
Walmart, Inc.	2,119	302,064

		549,038

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	1,185	55,873

Retail-Jewelry — 0.2%
Cie Financiere Richemont SA	825	105,665

Retail-Major Department Stores — 0.5%
TJX Cos., Inc.	3,498	240,697

Retail-Misc./Diversified — 0.5%
Kid ASA*	4,833	63,235
L Brands, Inc.	2,562	205,140

		268,375

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	851	43,231

Retail-Restaurants — 0.5%
Darden Restaurants, Inc.	888	129,541
McDonald’s Corp.	295	71,600
Texas Roadhouse, Inc.	399	36,776

		237,917

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.	897	93,414

Semiconductor Equipment — 2.4%
Applied Materials, Inc.	2,068	289,375
ASM International NV	750	266,786
ASML Holding NV	498	378,679
KLA Corp.	142	49,439
Tokyo Electron, Ltd.	500	206,007

		1,190,286

Software Tools — 0.2%
VMware, Inc., Class A†	688	105,773

Steel-Producers — 0.1%
Nakayama Steel Works, Ltd.	8,500	30,906

Steel-Specialty — 0.1%
Hitachi Metals, Ltd.†	1,800	35,134

Telephone-Integrated — 0.4%
Nippon Telegraph & Telephone Corp.	3,900	99,923
SoftBank Group Corp.	1,900	119,406

		219,329

Television — 0.2%
ITV PLC†	11,464	17,864
Nexstar Media Group, Inc., Class A	415	61,034

		78,898

Security Description	Shares	Value (Note 2)
Theaters — 0.2%
Cinemark Holdings, Inc.†	5,145	$79,902

Tobacco — 0.6%
Philip Morris International, Inc.	2,876	287,859

Transport-Marine — 1.7%
AP Moller - Maersk A/S, Series A	62	165,716
AP Moller - Maersk A/S, Series B	21	58,286
Clarkson PLC	709	31,776
Kawasaki Kisen Kaisha, Ltd.†	400	13,694
Mitsui OSK Lines, Ltd.	4,400	228,642
Nippon Yusen KK	4,900	265,029
Safe Bulkers, Inc.†	6,172	20,614
Stolt-Nielsen, Ltd.	4,665	63,678

		847,435

Transport-Rail — 0.1%
CSX Corp.	1,094	35,358

Transport-Services — 1.8%
Deutsche Post AG	4,084	276,586
FedEx Corp.	558	156,212
Kuehne & Nagel International AG	604	203,790
United Parcel Service, Inc., Class B	1,292	247,237

		883,825

Transport-Truck — 0.5%
Old Dominion Freight Line, Inc.	825	222,049

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	1,086	39,606

Web Hosting/Design — 0.3%
VeriSign, Inc.†	740	160,114

Web Portals/ISP — 2.0%
Alphabet, Inc., Class A†	245	660,160
Alphabet, Inc., Class C†	130	351,574

		1,011,734

Total Common Stocks (cost $27,057,508)		32,873,746

EXCHANGE-TRADED FUNDS — 3.5%
Vanguard Value ETF	13	1,805
iShares Global Infrastructure ETF	32,257	1,479,951
Invesco Senior Loan ETF	4,600	101,338
Health Care Select Sector SPDR Fund ETF	907	119,860

Total Exchange-Traded Funds (cost $1,603,848)		1,702,954

Total Long-Term Investment Securities (cost $28,661,356)		34,576,700

SHORT-TERM INVESTMENT SECURITIES — 28.7%
Registered Investment Companies — 28.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $14,239,305)	14,239,305	14,239,305

TOTAL INVESTMENTS (cost $42,900,661)(2)	98.5%	48,816,005
Other assets less liabilities	1.5	748,401

NET ASSETS	100.0%	$49,564,406

†	Non-income producing security

175

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $63,235 representing 0.1% of net assets.
(1)	The rate shown is the 7-day yield as of July 31, 2021.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

98	Long	U.S. Treasury 10 Year Notes	September 2021	$12,923,165	$13,176,406	$253,241

						Unrealized (Depreciation)

4	Long	E-Mini Russell 2000 Index	September 2021	$463,545	$444,320	$(19,225)

11	Long	MSCI Emerging Markets Index	September 2021	754,458	702,735	(51,723)

						$(70,948)

		Net Unrealized Appreciation (Depreciation)				$182,293

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at July 31, 2021(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000%/Quarterly	6/20/2026	0.4959%	$10,080	$209,636	$35,480

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

176

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$23,069,891	$9,803,855	**	$—	$32,873,746
Exchange-Traded Funds	1,702,954	—		—	1,702,954
Short-Term Investment Securities	14,239,305	—		—	14,239,305

Total Investments at Value	$39,012,150	$9,803,855		$—	$48,816,005

Other Financial Instruments:†
Futures Contracts	$253,241	$—		$—	$253,241
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell	—	35,480		—	35,480

Total Other Financial Instruments	$253,241	$35,480		$—	$288,721

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$70,948	$—		$—	$70,948

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

177

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	53.2%
Domestic Fixed Income Investment Companies	37.3
International Equity Investment Companies	9.6

100.1%

*	Calculated as a percentage of net assets

178

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 53.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,698,017	$95,186,054
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	829,684	12,884,990
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	862,457	13,247,343

Total Domestic Equity Investment Companies (cost $85,531,530)		121,318,387

Domestic Fixed Income Investment Companies — 37.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,521,200	39,789,554
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,195,071	45,222,870

Total Domestic Fixed Income Investment Companies (cost $82,715,216)		85,012,424

International Equity Investment Companies — 9.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $17,949,243)	1,623,098	21,976,741

TOTAL INVESTMENTS (cost $186,195,989)(1)	100.1%	228,307,552
Liabilities in excess of other assets	(0.1)	(118,166)

NET ASSETS	100.0%	$228,189,386

@	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$228,307,552	$—	$—	$228,307,552

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

179

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	67.9%
Domestic Fixed Income Investment Companies	17.5
International Equity Investment Companies	14.6

100.0%

*	Calculated as a percentage of net assets

180

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 67.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,257,820	$220,775,873
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,940,696	45,669,006
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,590,579	24,431,290

Total Domestic Equity Investment Companies (cost $202,526,843)		290,876,169

Domestic Fixed Income Investment Companies — 17.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,120,538	35,262,078
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,704,666	39,936,296

Total Domestic Fixed Income Investment Companies (cost $73,237,582)		75,198,374

International Equity Investment Companies — 14.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $51,485,267)	4,621,372	62,573,371

TOTAL INVESTMENTS (cost $327,249,692)(1)	100.0%	428,647,914
Liabilities in excess of other assets	(0.0)	(180,865)

NET ASSETS	100.0%	$428,467,049

@	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$428,647,914	$—	$—	$428,647,914

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

181

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	72.7%
International Equity Investment Companies	19.5
Domestic Fixed Income Investment Companies	7.8

100.0%

*	Calculated as a percentage of net assets

182

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 72.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	18,648,217	$657,909,108
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	7,843,026	121,802,189
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,054,977	62,284,451

Total Domestic Equity Investment Companies (cost $593,718,965)		841,995,748

Domestic Fixed Income Investment Companies — 7.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,730,497	42,154,617
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,445,905	47,926,861

Total Domestic Fix Income Investment Companies (cost $88,785,701)		90,081,478

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 19.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $186,718,605)	16,723,362	$226,434,315

TOTAL INVESTMENTS (cost $869,223,271)(1)	100.0%	1,158,511,541
Liabilities in excess of other assets	(0.0)	(425,723)

NET ASSETS	100.0%	$1,158,085,818

@	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website,www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:	$1,158,511,541	$—	$—	$1,158,511,541

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

183

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Repurchase Agreements	8.2%
Medical-Drugs	7.1
Banks-Commercial	4.4
Exchange-Traded Funds	4.3
Diversified Banking Institutions	3.5
Auto-Cars/Light Trucks	2.9
Oil Companies-Integrated	2.3
Food-Misc./Diversified	2.2
Semiconductor Equipment	2.2
Insurance-Life/Health	2.0
Cosmetics & Toiletries	1.9
Telephone-Integrated	1.8
Metal-Diversified	1.3
Electric-Integrated	1.2
Food-Retail	1.2
Industrial Automated/Robotic	1.2
Electronic Components-Misc.	1.2
Textile-Apparel	1.1
Chemicals-Diversified	1.1
Chemicals-Specialty	1.1
Insurance-Multi-line	1.0
Diversified Minerals	1.0
Medical Products	1.0
Enterprise Software/Service	1.0
Finance-Other Services	1.0
Real Estate Investment Trusts	0.9
Audio/Video Products	0.9
Transport-Services	0.9
Building & Construction Products-Misc.	0.9
Beverages-Wine/Spirits	0.8
Power Converter/Supply Equipment	0.8
Real Estate Operations & Development	0.8
Retail-Apparel/Shoe	0.8
Computer Services	0.8
Brewery	0.8
Commercial Services-Finance	0.8
Medical-Biomedical/Gene	0.8
Import/Export	0.8
Machinery-Electrical	0.8
Commercial Services	0.8
Apparel Manufacturers	0.8
Machinery-General Industrial	0.7
Diversified Manufacturing Operations	0.7
Tobacco	0.7
U.S. Government Treasuries	0.7
Cellular Telecom	0.6
Aerospace/Defense-Equipment	0.6
Building-Heavy Construction	0.6
Electronic Components-Semiconductors	0.6
Insurance-Property/Casualty	0.6
Investment Companies	0.5
Internet Content-Information/News	0.5
Retail-Jewelry	0.5
Human Resources	0.5
Building Products-Cement	0.5
Athletic Footwear	0.5
Retail-Building Products	0.5
Paper & Related Products	0.5
Electric-Generation	0.4
Transport-Rail	0.4
Real Estate Management/Services	0.4

Industrial Gases	0.4%
Auto/Truck Parts & Equipment-Original	0.4
Medical Labs & Testing Services	0.4
Soap & Cleaning Preparation	0.4
Insurance-Reinsurance	0.4
Building-Residential/Commercial	0.4
Building Products-Air & Heating	0.4
Private Equity	0.4
Toys	0.4
Networking Products	0.4
Distribution/Wholesale	0.4
Water	0.4
Medical Instruments	0.3
Machinery-Construction & Mining	0.3
Electric-Distribution	0.3
Gambling (Non-Hotel)	0.3
Rubber-Tires	0.3
Steel-Producers	0.3
Food-Dairy Products	0.3
Optical Supplies	0.3
Aerospace/Defense	0.3
Electronic Measurement Instruments	0.3
Office Automation & Equipment	0.2
Investment Management/Advisor Services	0.2
Oil Refining & Marketing	0.2
Building & Construction-Misc.	0.2
Auto-Heavy Duty Trucks	0.2
Multimedia	0.2
Food-Catering	0.2
Machinery-Farming	0.2
Energy-Alternate Sources	0.2
Oil Companies-Exploration & Production	0.2
Dialysis Centers	0.2
Electric Products-Misc.	0.2
Public Thoroughfares	0.2
Coatings/Paint	0.2
Computer Aided Design	0.2
Diversified Operations	0.2
Transport-Marine	0.2
Rental Auto/Equipment	0.2
Food-Confectionery	0.2
Casino Hotels	0.2
Electronic Security Devices	0.2
Telecom Services	0.2
Metal-Iron	0.2
Publishing-Periodicals	0.2
Airport Development/Maintenance	0.2
Retail-Discount	0.2
Electric-Transmission	0.2
Consulting Services	0.2
Gas-Distribution	0.1
Entertainment Software	0.1
Finance-Investment Banker/Broker	0.1
E-Commerce/Services	0.1
Gold Mining	0.1
Hotels/Motels	0.1
E-Commerce/Products	0.1
Beverages-Non-alcoholic	0.1
Resorts/Theme Parks	0.1
Finance-Leasing Companies	0.1
Advertising Services	0.1
Security Services	0.1

184

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Machine Tools & Related Products	0.1%
Applications Software	0.1
Diagnostic Equipment	0.1
Miscellaneous Manufacturing	0.1
Computer Data Security	0.1
Metal-Aluminum	0.1
Bicycle Manufacturing	0.1
Computers-Periphery Equipment	0.1
Computers-Integrated Systems	0.1
Casino Services	0.1
Telecommunication Equipment	0.1
Diagnostic Kits	0.1
Internet Application Software	0.1
Machinery-Material Handling	0.1
Web Portals/ISP	0.1
Advertising Agencies	0.1
Building Products-Doors & Windows	0.1
Internet Gambling	0.1
Building-Maintenance & Services	0.1
Fisheries	0.1
Semiconductor Components-Integrated Circuits	0.1
MRI/Medical Diagnostic Imaging	0.1
Metal Processors & Fabrication	0.1
Filtration/Separation Products	0.1
Respiratory Products	0.1
Diversified Operations/Commercial Services	0.1
Gas-Transportation	0.1
Tools-Hand Held	0.1
Electronics-Military	0.1
Medical-Generic Drugs	0.1
Communications Software	0.1
Metal Products-Distribution	0.1
Agricultural Chemicals	0.1
Wire & Cable Products	0.1
Medical-Hospitals	0.1
Food-Meat Products	0.1

99.6%

Country Allocation*

Japan	19.7%
United States	13.2
United Kingdom	11.8
France	9.2
Switzerland	8.7
Germany	8.0
Australia	5.9
Netherlands	5.0
Sweden	3.2
Denmark	2.3
Spain	2.1
Hong Kong	2.1
Italy	1.6
Finland	1.1
Singapore	0.9
Ireland	0.7
Belgium	0.7
Jersey	0.7
Israel	0.5
Norway	0.5
Cayman Islands	0.5
Luxembourg	0.3
New Zealand	0.3
Austria	0.2
Portugal	0.1
Bermuda	0.1
SupraNational	0.1
Isle of Man	0.1

99.6%

*	Calculated as a percentage of net assets

185

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 86.4%
Australia — 5.9%
Afterpay, Ltd.†	8,371	$598,414
AGL Energy, Ltd.	24,034	127,190
Ampol, Ltd.	9,193	190,868
APA Group	45,515	318,282
Aristocrat Leisure, Ltd.	22,169	680,133
ASX, Ltd.	7,468	422,510
Aurizon Holdings, Ltd.	71,543	203,261
AusNet Services	73,318	98,042
Australia & New Zealand Banking Group, Ltd.	109,769	2,235,524
BHP Group, Ltd.	113,638	4,453,372
BlueScope Steel, Ltd.	19,434	349,345
Brambles, Ltd.	56,714	484,587
Cochlear, Ltd.	2,536	457,511
Coles Group, Ltd.	51,457	661,620
Commonwealth Bank of Australia	68,437	5,006,444
Computershare, Ltd.	23,039	264,611
Crown Resorts, Ltd.†	14,367	90,879
CSL, Ltd.	17,552	3,726,109
Dexus†	41,896	316,063
Domino’s Pizza Enterprises, Ltd.	2,336	200,982
Endeavour Group, Ltd.†	48,812	237,491
Evolution Mining, Ltd.	65,913	203,099
Fortescue Metals Group, Ltd.	65,325	1,199,630
Goodman Group	64,139	1,067,578
GPT Group	75,143	257,958
Insurance Australia Group, Ltd.	95,093	339,514
Lendlease Corp., Ltd.	26,553	238,376
Macquarie Group, Ltd.	13,260	1,530,095
Magellan Financial Group, Ltd.	5,317	191,338
Medibank Private, Ltd.	106,238	258,443
Mirvac Group	151,894	319,284
National Australia Bank, Ltd.	127,189	2,421,867
Newcrest Mining, Ltd.	31,499	614,047
Northern Star Resources, Ltd.	42,637	321,047
Orica, Ltd.	15,697	143,324
Origin Energy, Ltd.	67,940	205,754
Qantas Airways, Ltd.†	35,650	120,234
QBE Insurance Group, Ltd.	56,906	457,380
Ramsay Health Care, Ltd.	7,063	332,540
REA Group, Ltd.	2,039	242,710
Reece, Ltd.	11,214	193,823
Rio Tinto, Ltd.	14,320	1,409,403
Santos, Ltd.	72,320	340,463
Scentre Group	200,223	383,772
SEEK, Ltd.	12,937	278,308
Sonic Healthcare, Ltd.	17,511	515,366
South32, Ltd.	184,421	403,799
Stockland	92,083	298,049
Suncorp Group, Ltd.	49,400	418,956
Sydney Airport†	51,011	292,977
Tabcorp Holdings, Ltd.	85,528	311,824
Telstra Corp., Ltd.	160,577	446,051
Transurban Group	105,620	1,111,292
Treasury Wine Estates, Ltd.	27,830	243,802
Vicinity Centres	149,266	170,930
Washington H. Soul Pattinson & Co., Ltd.	4,156	99,947
Wesfarmers, Ltd.	43,739	1,965,345
Westpac Banking Corp.	141,519	2,536,486
WiseTech Global, Ltd.	5,640	127,886
Woodside Petroleum, Ltd.	37,119	597,431

Security Description	Shares	Value (Note 2)
Australia (continued)
Woolworths Group, Ltd.	48,812	$1,394,872

		45,128,238

Austria — 0.2%
Erste Group Bank AG	10,777	417,890
OMV AG	5,681	306,576
Raiffeisen Bank International AG	5,710	134,790
Verbund AG	2,627	241,957
voestalpine AG	4,477	197,415

		1,298,628

Belgium — 0.7%
Ageas SA/NV	6,755	356,449
Anheuser-Busch InBev SA NV	29,393	1,852,330
Colruyt SA	2,101	119,426
Elia Group SA	1,192	141,032
Groupe Bruxelles Lambert SA	4,357	506,890
KBC Group NV	9,645	774,906
Proximus SADP	5,868	120,558
Sofina SA	595	278,883
Solvay SA	2,859	381,429
UCB SA	4,877	527,499
Umicore SA	7,604	472,218

		5,531,620

Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	25,500	154,206
Hongkong Land Holdings, Ltd.	45,000	204,303
Jardine Matheson Holdings, Ltd.	8,300	493,209

		851,718

Cayman Islands — 0.5%
Budweiser Brewing Co. APAC, Ltd.*	66,400	185,611
Chow Tai Fook Jewellery Group, Ltd.	77,200	161,750
CK Asset Holdings, Ltd.	77,500	528,463
CK Hutchison Holdings, Ltd.	104,000	760,589
ESR Cayman, Ltd.†*	76,800	270,091
Futu Holdings, Ltd. ADR†	1,931	197,850
Melco Resorts & Entertainment, Ltd. ADR†	8,280	115,258
Sands China, Ltd.†	93,600	320,301
Sea, Ltd. ADR†	531	146,641
WH Group, Ltd.*	369,500	306,526
Wharf Real Estate Investment Co., Ltd.	64,000	361,621
Wynn Macau, Ltd.†	60,400	77,741
Xinyi Glass Holdings, Ltd.	70,000	261,474

		3,693,916

Denmark — 2.3%
Ambu A/S, Class B	6,461	239,040
AP Moller - Maersk A/S, Series A	123	328,759
AP Moller - Maersk A/S, Series B	237	657,800
Carlsberg A/S, Class B	3,974	735,429
Chr. Hansen Holding A/S	4,069	365,970
Coloplast A/S, Class B	4,583	837,985
Danske Bank A/S	26,608	465,772
Demant A/S†	4,178	255,379
DSV PANALPINA A/S	7,985	1,945,118
Genmab A/S†	2,528	1,140,341
GN Store Nord A/S	4,939	432,880
Novo Nordisk A/S, Class B	66,425	6,152,819
Novozymes A/S, Class B	8,029	631,107
Orsted A/S*	7,297	1,085,251
Pandora A/S	3,858	500,168

186

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
ROCKWOOL International A/S, Class B	332	$176,379
Tryg A/S	13,890	343,444
Vestas Wind Systems A/S	38,956	1,436,404

		17,730,045

Finland — 1.1%
Elisa Oyj	5,487	352,697
Fortum Oyj	17,133	472,931
Kesko Oyj, Class B	10,536	451,745
Kone Oyj, Class B	13,112	1,085,812
Neste Oyj	16,320	1,004,170
Nokia Oyj†	207,988	1,275,324
Nordea Bank Abp	124,984	1,462,475
Orion Oyj, Class B	4,093	174,243
Sampo Oyj, Class A	19,239	927,694
Stora Enso Oyj, Class R	22,441	443,889
UPM-Kymmene Oyj	20,589	841,850
Wartsila Oyj Abp	18,261	275,170

		8,768,000

France — 9.2%
Accor SA†	6,554	232,075
Aeroports de Paris†	1,145	138,917
Air Liquide SA	18,273	3,176,542
Alstom SA	10,740	445,694
Amundi SA*	2,344	216,766
Arkema SA	2,368	301,386
Atos SE	3,819	182,739
AXA SA	74,633	1,931,837
BioMerieux	1,598	190,509
BNP Paribas SA	43,391	2,639,852
Bollore SA	34,096	190,531
Bouygues SA	8,813	339,907
Bureau Veritas SA	11,339	374,282
Capgemini SE	6,185	1,338,043
Carrefour SA	23,655	439,674
Cie de Saint-Gobain	19,521	1,396,506
Cie Generale des Etablissements Michelin SCA	6,536	1,067,348
CNP Assurances	6,622	112,446
Covivio	2,007	188,614
Credit Agricole SA	45,005	625,992
Danone SA	25,163	1,852,256
Dassault Aviation SA	97	115,615
Dassault Systemes SE	25,485	1,406,010
Edenred	9,512	552,542
Eiffage SA	3,213	327,357
Electricite de France SA	17,937	217,120
Engie SA	70,457	940,218
EssilorLuxottica SA	11,008	2,077,823
Eurazeo SE	1,524	147,404
Faurecia SE	4,526	202,237
Gecina SA	1,771	281,144
Getlink SE	16,973	271,757
Hermes International	1,222	1,869,883
Iliad SA	572	123,059
Ipsen SA	1,455	155,584
Kering SA	2,894	2,598,544
Klepierre SA	7,962	193,045
L’Oreal SA	9,719	4,451,941
La Francaise des Jeux SAEM*	3,684	197,151
Legrand SA	10,317	1,162,321

Security Description	Shares	Value (Note 2)
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	10,709	$8,569,968
Orange SA	76,960	857,608
Orpea SA	1,995	253,283
Pernod Ricard SA	8,082	1,783,794
Publicis Groupe SA	8,601	542,842
Remy Cointreau SA	877	192,747
Renault SA†	7,415	282,093
Safran SA	13,185	1,727,191
Sanofi	43,709	4,504,128
Sartorius Stedim Biotech	1,067	608,903
Schneider Electric SE	20,781	3,482,149
SCOR SE	6,117	171,115
SEB SA	1,067	177,362
Societe Generale SA	31,273	916,209
Sodexo SA†	3,413	290,886
Suez SA	13,332	311,238
Teleperformance	2,266	956,174
Thales SA	4,115	431,895
TotalEnergies SE	96,376	4,202,519
Ubisoft Entertainment SA†	3,573	226,997
Valeo SA	8,858	256,066
Veolia Environnement SA	20,789	683,047
Vinci SA	20,536	2,171,336
Vivendi SE	27,450	927,222
Wendel SE	1,035	145,469
Worldline SA†*	9,165	857,676

		70,202,588

Germany — 8.0%
adidas AG	7,345	2,668,200
Allianz SE	15,905	3,961,039
BASF SE	35,431	2,784,006
Bayer AG	37,898	2,260,242
Bayerische Motoren Werke AG	12,772	1,270,530
Bayerische Motoren Werke AG (Preference Shares)	2,194	188,475
Bechtle AG	1,053	217,642
Beiersdorf AG	3,888	461,998
Brenntag SE	5,960	595,248
Carl Zeiss Meditec AG	1,553	345,916
Commerzbank AG†	38,648	249,544
Continental AG†	4,243	576,666
Covestro AG*	7,453	479,597
Daimler AG	33,016	2,949,445
Delivery Hero SE†*	6,058	907,202
Deutsche Bank AG†	79,727	1,007,764
Deutsche Boerse AG	7,329	1,223,957
Deutsche Lufthansa AG†	11,529	130,630
Deutsche Post AG	38,238	2,589,646
Deutsche Telekom AG	128,574	2,671,327
Deutsche Wohnen SE	13,187	823,665
E.ON SE	86,607	1,065,484
Evonik Industries AG	8,089	281,131
Fresenius Medical Care AG & Co. KGaA	7,909	624,424
Fresenius SE & Co. KGaA	16,131	848,516
Fuchs Petrolub SE (Preference Shares)	2,681	133,704
GEA Group AG	5,918	262,471
Hannover Rueck SE	2,326	391,496
HeidelbergCement AG	5,741	509,416
HelloFresh SE†	6,372	597,638
Henkel AG & Co. KGaA	4,009	364,464

187

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
Henkel AG & Co. KGaA (Preference Shares)	6,873	$696,888
Infineon Technologies AG	50,377	1,920,831
KION Group AG	2,784	295,637
Knorr-Bremse AG	2,798	317,396
LANXESS AG	3,205	232,224
LEG Immobilien SE	2,781	440,032
Merck KGaA	4,986	1,021,531
MTU Aero Engines AG	2,058	515,265
Muenchener Rueckversicherungs-Gesellschaft AG	5,404	1,461,458
Nemetschek SE	2,228	196,844
Porsche Automobil Holding SE (Preference Shares)	5,907	639,554
Puma SE	4,073	500,167
Rational AG	197	214,198
RWE AG	24,781	882,402
SAP SE	40,282	5,777,484
Sartorius AG (Preference Shares)	1,011	611,545
Scout24 AG*	3,456	296,029
Siemens AG	29,510	4,607,339
Siemens Energy AG†	15,417	419,674
Siemens Healthineers AG*	10,367	684,991
Symrise AG	4,963	731,957
TeamViewer AG†*	6,205	208,874
Telefonica Deutschland Holding AG	40,161	108,374
Uniper SE	3,529	137,994
United Internet AG	3,742	154,814
Volkswagen AG	1,252	416,402
Volkswagen AG (Preference Shares)	7,159	1,746,969
Vonovia SE	20,738	1,382,563
Zalando SE†*	8,221	914,453

		60,975,372

Hong Kong — 2.1%
AIA Group, Ltd.	466,600	5,597,037
Bank of East Asia, Ltd.	50,600	83,383
BOC Hong Kong Holdings, Ltd.	142,500	458,396
CLP Holdings, Ltd.	63,500	655,160
Galaxy Entertainment Group, Ltd.†	84,000	571,505
Hang Lung Properties, Ltd.	78,000	201,827
Hang Seng Bank, Ltd.	29,500	565,206
Henderson Land Development Co., Ltd.	56,349	252,144
Hong Kong & China Gas Co., Ltd.	431,967	704,054
Hong Kong Exchanges & Clearing, Ltd.	46,500	2,971,118
Link REIT	80,300	768,300
MTR Corp., Ltd.	59,500	352,742
New World Development Co., Ltd.	58,500	277,738
Power Assets Holdings, Ltd.	53,500	345,817
Sino Land Co., Ltd.	128,000	196,079
SJM Holdings, Ltd.†	77,000	69,400
Sun Hung Kai Properties, Ltd.	50,500	723,726
Swire Pacific, Ltd., Class A	19,000	118,137
Swire Properties, Ltd.	45,200	128,633
Techtronic Industries Co., Ltd.	53,000	948,536

		15,988,938

Ireland — 0.7%
CRH PLC	30,285	1,509,310
DCC PLC	3,802	318,314
Flutter Entertainment PLC†	6,420	1,094,476
James Hardie Industries PLC CDI	17,134	577,449

Security Description	Shares	Value (Note 2)
Ireland (continued)
Kerry Group PLC, Class A	6,135	$909,596
Kingspan Group PLC	5,955	647,573
Smurfit Kappa Group PLC	9,454	533,269

		5,589,987

Isle of Man — 0.1%
Entain PLC†	22,576	569,487

Israel — 0.5%
Azrieli Group, Ltd.	1,637	130,707
Bank Hapoalim BM†	43,803	348,533
Bank Leumi Le-Israel BM†	56,047	428,551
Check Point Software Technologies, Ltd.†	4,314	548,309
CyberArk Software, Ltd.†	1,495	212,335
Elbit Systems, Ltd.	1,023	135,076
ICL Group, Ltd.	27,173	197,308
Israel Discount Bank, Ltd., Class A†	44,903	210,731
Mizrahi Tefahot Bank, Ltd.†	5,412	164,091
NICE, Ltd.†	2,420	674,569
Teva Pharmaceutical Industries, Ltd. ADR†	42,274	407,944
Wix.com, Ltd.†	2,188	653,424

		4,111,578

Italy — 1.6%
Amplifon SpA	4,803	237,603
Assicurazioni Generali SpA	42,558	850,291
Atlantia SpA†	19,113	347,282
DiaSorin SpA	971	197,257
Enel SpA	313,750	2,897,099
Eni SpA	97,362	1,150,047
FinecoBank Banca Fineco SpA†	23,514	421,053
Infrastrutture Wireless Italiane SpA*	12,964	146,744
Intesa Sanpaolo SpA	637,113	1,759,444
Mediobanca Banca di Credito Finanziario SpA†	23,958	280,541
Moncler SpA	7,475	514,750
Nexi SpA†*	16,952	363,789
Poste Italiane SpA*	20,154	267,168
Prysmian SpA	9,827	352,599
Recordati Industria Chimica e Farmaceutica SpA	4,034	249,602
Snam SpA	77,789	471,171
Telecom Italia SpA	384,375	169,210
Telecom Italia SpA (RSP)	232,527	108,597
Terna Rete Elettrica Nazionale SpA	54,276	431,524
UniCredit SpA	81,989	980,590

		12,196,361

Japan — 19.7%
ABC-Mart, Inc.	1,300	71,976
Acom Co., Ltd.	15,400	63,329
Advantest Corp.	7,700	683,238
Aeon Co., Ltd.	25,200	689,886
AGC, Inc.	7,500	322,302
Aisin Corp.	5,700	230,583
Ajinomoto Co., Inc.	18,000	458,701
ANA Holdings, Inc.†	6,200	145,699
Asahi Group Holdings, Ltd.	17,600	792,604
Asahi Intecc Co., Ltd.	8,000	216,766
Asahi Kasei Corp.	48,400	527,745
Astellas Pharma, Inc.	71,800	1,143,593
Azbil Corp.	4,800	187,208

188

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Bandai Namco Holdings, Inc.	7,700	$498,292
Bridgestone Corp.	22,000	968,307
Brother Industries, Ltd.	9,100	184,970
Canon, Inc.	38,600	886,476
Capcom Co., Ltd.	6,800	187,421
Casio Computer Co., Ltd.	7,500	122,091
Central Japan Railway Co.	5,600	818,037
Chiba Bank, Ltd.	20,400	116,601
Chubu Electric Power Co., Inc.	24,900	300,256
Chugai Pharmaceutical Co., Ltd.	25,900	957,648
Concordia Financial Group, Ltd.	42,000	150,756
Cosmos Pharmaceutical Corp.	754	127,956
CyberAgent, Inc.	15,600	280,841
Dai Nippon Printing Co., Ltd.	8,800	207,229
Dai-ichi Life Holdings, Inc.	39,300	726,111
Daifuku Co., Ltd.	3,950	353,983
Daiichi Sankyo Co., Ltd.	65,600	1,299,013
Daikin Industries, Ltd.	9,600	1,995,591
Daito Trust Construction Co., Ltd.	2,500	294,316
Daiwa House Industry Co., Ltd.	21,800	668,863
Daiwa House REIT Investment Corp.	76	226,112
Daiwa Securities Group, Inc.	55,700	292,242
Denso Corp.	16,700	1,146,694
Dentsu Group, Inc.	8,300	289,101
Disco Corp.	1,100	314,798
East Japan Railway Co.	11,700	780,424
Eisai Co., Ltd.	9,200	755,157
ENEOS Holdings, Inc.	118,350	493,531
FANUC Corp.	7,400	1,657,319
Fast Retailing Co., Ltd.	2,200	1,492,642
Fuji Electric Co., Ltd.	4,900	214,132
FUJIFILM Holdings Corp.	13,900	998,271
Fujitsu, Ltd.	7,600	1,291,041
GLP J-REIT	159	284,796
GMO Payment Gateway, Inc.	1,600	206,665
Hakuhodo DY Holdings, Inc.	9,000	137,365
Hamamatsu Photonics KK	5,400	300,520
Hankyu Hanshin Holdings, Inc.	8,800	259,949
Harmonic Drive Systems, Inc.	1,700	94,627
Hikari Tsushin, Inc.	800	138,604
Hino Motors, Ltd.	11,100	97,094
Hirose Electric Co., Ltd.	1,235	185,155
Hisamitsu Pharmaceutical Co., Inc.	2,000	87,605
Hitachi Construction Machinery Co., Ltd.	4,100	115,774
Hitachi Metals, Ltd.†	8,300	162,006
Hitachi, Ltd.	37,300	2,142,163
Honda Motor Co., Ltd.	62,900	2,012,129
Hoshizaki Corp.	2,100	176,442
Hoya Corp.	14,400	2,033,152
Hulic Co., Ltd.	10,400	118,560
Ibiden Co., Ltd.	4,100	217,200
Idemitsu Kosan Co., Ltd.	7,996	187,977
Iida Group Holdings Co., Ltd.	5,700	137,566
Inpex Corp.	39,500	278,496
Isuzu Motors, Ltd.	21,300	283,614
Ito En, Ltd.	2,049	121,406
ITOCHU Corp.	45,900	1,367,492
Itochu Techno-Solutions Corp.	3,700	113,665
Japan Airlines Co., Ltd.†	5,600	117,230
Japan Exchange Group, Inc.	19,700	448,304
Japan Metropolitan Fund Investment Corp.	270	282,589

Security Description	Shares	Value (Note 2)
Japan (continued)
Japan Post Bank Co., Ltd.	15,600	$132,882
Japan Post Holdings Co., Ltd.	60,800	516,657
Japan Post Insurance Co., Ltd.	8,700	154,587
Japan Real Estate Investment Corp.	48	301,275
Japan Tobacco, Inc.	46,300	905,436
JFE Holdings, Inc.	19,000	232,779
JSR Corp.	7,900	264,499
Kajima Corp.	17,300	223,723
Kakaku.com, Inc.	5,200	141,894
Kansai Electric Power Co., Inc.	27,200	257,384
Kansai Paint Co., Ltd.	6,800	167,079
Kao Corp.	18,600	1,118,255
KDDI Corp.	62,200	1,898,227
Keio Corp.	4,000	223,996
Keisei Electric Railway Co., Ltd.	5,000	148,812
Keyence Corp.	7,500	4,176,182
Kikkoman Corp.	5,600	343,380
Kintetsu Group Holdings Co., Ltd.†	6,600	222,849
Kirin Holdings Co., Ltd.	31,700	580,107
Kobayashi Pharmaceutical Co., Ltd.	2,100	167,364
Kobe Bussan Co., Ltd.	5,324	179,890
Koei Tecmo Holdings Co, Ltd.	2,310	108,609
Koito Manufacturing Co., Ltd.	4,000	244,671
Komatsu, Ltd.	33,800	881,255
Konami Holdings Corp.	3,600	199,635
Kose Corp.	1,300	205,117
Kubota Corp.	39,600	827,513
Kurita Water Industries, Ltd.	3,800	184,428
Kyocera Corp.	12,400	766,421
Kyowa Kirin Co., Ltd.	10,400	338,045
Lasertec Corp.†	2,865	539,068
Lawson, Inc.	1,900	95,402
Lion Corp.	8,700	151,027
LIXIL Corp.	10,300	280,969
M3, Inc.	17,000	1,113,590
Makita Corp.	8,600	446,241
Marubeni Corp.	60,300	516,645
Mazda Motor Corp.†	21,900	215,792
McDonald’s Holdings Co. Japan, Ltd.	3,100	139,741
Medipal Holdings Corp.	7,100	133,783
MEIJI Holdings Co., Ltd.	4,700	291,091
Mercari, Inc.†	3,900	203,356
Minebea Mitsumi, Inc.	14,000	377,775
MISUMI Group, Inc.	11,000	383,659
Mitsubishi Chemical Holdings Corp.	49,400	414,899
Mitsubishi Corp.	48,700	1,373,028
Mitsubishi Electric Corp.	70,400	952,986
Mitsubishi Estate Co., Ltd.	45,600	715,518
Mitsubishi Gas Chemical Co., Inc.	6,100	127,324
Mitsubishi HC Capital, inc	25,500	139,171
Mitsubishi Heavy Industries, Ltd.	12,400	360,111
Mitsubishi UFJ Financial Group, Inc.	471,500	2,498,129
Mitsui & Co., Ltd.	59,600	1,375,440
Mitsui Chemicals, Inc.	7,100	226,755
Mitsui Fudosan Co., Ltd.	35,400	828,920
Miura Co., Ltd.	3,366	148,556
Mizuho Financial Group, Inc.	93,080	1,328,960
MonotaRO Co., Ltd.	9,700	223,646
MS&AD Insurance Group Holdings, Inc.	17,200	531,716
Murata Manufacturing Co., Ltd.	22,200	1,840,860
Nabtesco Corp.	4,300	164,157

189

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
NEC Corp.	9,500	$483,039
Nexon Co., Ltd.	18,800	391,430
NGK Insulators, Ltd.	9,900	158,228
NH Foods, Ltd.	3,200	129,345
Nidec Corp.	17,300	1,943,858
Nihon M&A Center, Inc.	11,668	325,064
Nintendo Co., Ltd.	4,300	2,215,513
Nippon Building Fund, Inc.	57	368,331
Nippon Express Co., Ltd.	3,000	218,807
Nippon Paint Holdings Co., Ltd.	27,400	350,222
Nippon Prologis REIT, Inc.	80	266,898
Nippon Sanso Holdings Corp.	5,800	128,439
Nippon Shinyaku Co., Ltd.	1,900	142,810
Nippon Steel Corp.	33,000	576,812
Nippon Telegraph & Telephone Corp.	49,700	1,273,373
Nippon Yusen KK	6,200	335,342
Nissan Chemical Corp.	4,800	235,355
Nissan Motor Co., Ltd.†	89,500	518,074
Nisshin Seifun Group, Inc.	7,600	122,746
Nissin Foods Holdings Co., Ltd.	2,400	170,862
Nitori Holdings Co., Ltd.	3,100	589,677
Nitto Denko Corp.	5,800	431,503
Nomura Holdings, Inc.	118,500	592,217
Nomura Real Estate Holdings, Inc.	4,500	111,527
Nomura Real Estate Master Fund, Inc.	164	260,731
Nomura Research Institute, Ltd.	13,600	437,801
NSK, Ltd.	14,900	123,125
NTT Data Corp.	24,300	376,583
Obayashi Corp.	25,000	205,569
OBIC Co., Ltd.	2,700	475,749
Odakyu Electric Railway Co., Ltd.	11,400	271,995
Oji Holdings Corp.	31,300	180,672
Olympus Corp.	45,000	926,638
Omron Corp.	7,200	615,971
Ono Pharmaceutical Co., Ltd.	14,300	327,055
Oracle Corp. Japan	1,500	111,996
Oriental Land Co., Ltd.	7,700	1,054,181
ORIX Corp.	47,100	823,373
Orix JREIT, Inc.	101	192,887
Osaka Gas Co., Ltd.	14,500	271,754
Otsuka Corp.	4,400	229,883
Otsuka Holdings Co., Ltd.	15,100	600,265
Pan Pacific International Holdings Corp.	15,900	331,924
Panasonic Corp.	85,200	1,020,507
PeptiDream, Inc.†	3,700	152,665
Persol Holdings Co., Ltd.	6,881	138,749
Pigeon Corp.	4,500	130,256
Pola Orbis Holdings, Inc.	3,500	83,710
Rakuten Group, Inc.	33,400	368,298
Recruit Holdings Co., Ltd.	52,300	2,704,636
Renesas Electronics Corp.†	48,379	523,940
Resona Holdings, Inc.	82,400	310,530
Ricoh Co., Ltd.	25,900	282,637
Rinnai Corp.	1,400	129,753
Rohm Co., Ltd.	3,400	331,166
Ryohin Keikaku Co., Ltd.	9,700	198,224
Santen Pharmaceutical Co., Ltd.	13,900	188,342
SBI Holdings, Inc.	9,400	225,373
SCSK Corp.	2,002	120,638
Secom Co., Ltd.	8,100	611,848
Seiko Epson Corp.	10,800	185,804
Sekisui Chemical Co., Ltd.	14,700	253,645

Security Description	Shares	Value (Note 2)
Japan (continued)
Sekisui House, Ltd.	23,800	$471,524
Seven & i Holdings Co., Ltd.	29,100	1,296,939
SG Holdings Co., Ltd.	12,400	334,839
Sharp Corp.	8,300	127,382
Shimadzu Corp.	9,100	367,034
Shimano, Inc.	2,900	741,750
Shimizu Corp.	21,300	156,671
Shin-Etsu Chemical Co., Ltd.	13,700	2,235,437
Shionogi & Co., Ltd.	10,200	536,448
Shiseido Co., Ltd.	15,400	1,026,988
Shizuoka Bank, Ltd.	17,200	124,520
SMC Corp.	2,200	1,307,317
SoftBank Corp.	110,800	1,447,713
SoftBank Group Corp.	48,400	3,041,710
Sohgo Security Services Co., Ltd.	2,800	131,031
Sompo Holdings, Inc.	12,200	504,842
Sony Group Corp.	48,600	5,072,928
Square Enix Holdings Co., Ltd.	3,300	171,209
Stanley Electric Co., Ltd.	5,000	130,541
Subaru Corp.	23,700	465,070
SUMCO Corp.	10,639	247,110
Sumitomo Chemical Co., Ltd.	57,500	299,562
Sumitomo Corp.	43,400	590,177
Sumitomo Dainippon Pharma Co., Ltd.	6,900	119,290
Sumitomo Electric Industries, Ltd.	29,100	413,609
Sumitomo Metal Mining Co., Ltd.	9,500	386,863
Sumitomo Mitsui Financial Group, Inc.	50,400	1,698,880
Sumitomo Mitsui Trust Holdings, Inc.	13,000	427,148
Sumitomo Realty & Development Co., Ltd.	11,900	387,660
Suntory Beverage & Food, Ltd.	5,400	189,856
Suzuki Motor Corp.	14,200	577,918
Sysmex Corp.	6,500	773,604
T&D Holdings, Inc.	20,800	266,592
Taisei Corp.	7,400	250,370
Taisho Pharmaceutical Holdings Co., Ltd.	1,300	72,778
Takeda Pharmaceutical Co., Ltd.	60,800	2,021,102
TDK Corp.	5,000	571,167
Terumo Corp.	24,900	966,738
THK Co., Ltd.	4,600	131,675
TIS, Inc.	8,615	223,286
Tobu Railway Co., Ltd.	7,300	189,698
Toho Co., Ltd.	4,300	187,262
Toho Gas Co., Ltd.	2,900	141,494
Tohoku Electric Power Co., Inc.	16,500	125,303
Tokio Marine Holdings, Inc.	24,400	1,164,077
Tokyo Century Corp.	1,384	76,260
Tokyo Electric Power Co. Holdings, Inc.†	58,900	157,473
Tokyo Electron, Ltd.	5,800	2,389,688
Tokyo Gas Co., Ltd.	14,500	275,058
Tokyu Corp.	19,300	258,550
Toppan, Inc.	10,100	171,513
Toray Industries, Inc.	53,500	352,605
Toshiba Corp.	15,800	680,462
Tosoh Corp.	10,000	175,867
TOTO, Ltd.	5,500	284,832
Toyo Suisan Kaisha, Ltd.	3,400	129,949
Toyota Industries Corp.	5,700	477,777
Toyota Motor Corp.	81,800	7,346,251
Toyota Tsusho Corp.	8,200	387,513
Trend Micro, Inc.	5,200	270,619

190

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Tsuruha Holdings, Inc.	1,500	$178,067
Unicharm Corp.	15,600	625,659
United Urban Investment Corp.	114	167,789
USS Co., Ltd.	8,500	147,904
Welcia Holdings Co., Ltd.	3,600	122,610
West Japan Railway Co.	6,300	341,827
Yakult Honsha Co., Ltd.	4,900	289,619
Yamada Holdings Co., Ltd.	26,100	123,221
Yamaha Corp.	5,200	288,043
Yamaha Motor Co., Ltd.	10,800	270,231
Yamato Holdings Co., Ltd.	11,200	322,439
Yaskawa Electric Corp.	9,300	460,331
Yokogawa Electric Corp.	8,800	135,185
Z Holdings Corp.	102,300	512,348
ZOZO, Inc.	4,800	163,447

		150,545,857

Jersey — 0.7%
Experian PLC	35,386	1,557,693
Ferguson PLC	8,681	1,216,928
Glencore PLC	385,496	1,732,866
WPP PLC	47,268	611,939

		5,119,426

Luxembourg — 0.3%
ArcelorMittal SA	27,652	965,805
Aroundtown SA	38,540	302,192
Eurofins Scientific SE	5,151	616,154
InPost SA†	7,715	151,129
Tenaris SA	18,216	186,292

		2,221,572

Netherlands — 5.0%
ABN AMRO Bank NV CVA†*	16,318	189,561
Adyen NV†*	761	2,072,066
Aegon NV	69,026	293,462
Airbus SE†	22,687	3,112,334
Akzo Nobel NV	7,352	909,157
Argenx SE†	1,768	538,590
ASM International NV	1,825	649,179
ASML Holding NV	16,182	12,304,775
CNH Industrial NV	39,475	659,478
Davide Campari-Milano NV	20,164	283,833
EXOR NV	4,184	344,614
Ferrari NV	4,862	1,060,873
Heineken Holding NV	4,444	437,720
Heineken NV	9,999	1,164,506
ING Groep NV	150,471	1,926,860
JDE Peet’s NV	2,891	97,319
Just Eat Takeaway.com NV†*	6,920	613,556
Koninklijke Ahold Delhaize NV	40,338	1,254,221
Koninklijke DSM NV	6,649	1,340,249
Koninklijke KPN NV	129,702	426,217
Koninklijke Philips NV	35,145	1,620,936
Koninklijke Vopak NV	2,668	112,998
NN Group NV	10,830	537,588
Prosus NV	18,802	1,668,367
QIAGEN NV†	8,904	477,230
Randstad NV	4,613	334,923
Stellantis NV	78,230	1,504,611
STMicroelectronics NV	26,344	1,078,947
Wolters Kluwer NV	10,320	1,177,161

		38,191,331

Security Description	Shares	Value (Note 2)
New Zealand — 0.3%
a2 Milk Co., Ltd.†	28,647	$124,241
Auckland International Airport, Ltd.†	48,287	244,011
Fisher & Paykel Healthcare Corp., Ltd.	22,233	489,163
Mercury NZ, Ltd.	26,276	121,155
Meridian Energy, Ltd.	49,427	179,870
Ryman Healthcare, Ltd.	16,395	150,738
Spark New Zealand, Ltd.	71,437	235,840
Xero, Ltd.†	5,094	527,951

		2,072,969

Norway — 0.5%
Adevinta ASA†	10,569	203,179
DNB Bank ASA	35,884	735,369
Equinor ASA	37,700	737,521
Gjensidige Forsikring ASA	7,715	176,411
Mowi ASA	16,956	431,881
Norsk Hydro ASA	51,879	345,128
Orkla ASA	28,973	263,330
Schibsted ASA, Class A	2,821	149,551
Schibsted ASA, Class B	3,755	173,314
Telenor ASA	26,993	468,670
Yara International ASA	6,723	354,065

		4,038,419

Papua New Guinea — 0.0%
Oil Search, Ltd.	76,147	212,494

Portugal — 0.1%
EDP—Energias de Portugal SA	107,085	556,567
Galp Energia SGPS SA	19,337	188,815
Jeronimo Martins SGPS SA	9,710	197,736

		943,118

Singapore — 0.9%
Ascendas Real Estate Investment Trust	124,079	285,699
CapitaLand Integrated Commercial Trust	174,796	277,347
CapitaLand, Ltd.	101,800	302,923
City Developments, Ltd.	15,800	79,802
DBS Group Holdings, Ltd.	69,600	1,561,939
Genting Singapore, Ltd.	233,300	139,598
Keppel Corp., Ltd.	56,200	227,693
Mapletree Commercial Trust	83,200	132,626
Mapletree Logistics Trust	115,677	180,026
Oversea-Chinese Banking Corp., Ltd.	129,500	1,171,713
Singapore Airlines, Ltd.†	51,650	194,395
Singapore Exchange, Ltd.	31,000	271,990
Singapore Technologies Engineering, Ltd.	60,200	178,050
Singapore Telecommunications, Ltd.	318,500	533,559
United Overseas Bank, Ltd.	45,500	880,802
UOL Group, Ltd.	17,900	96,355
Venture Corp., Ltd.	10,700	150,188
Wilmar International, Ltd.	74,100	238,098

		6,902,803

South Africa — 0.0%
Thungela Resources, Ltd.†	4,994	15,473

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	9,461	248,626
Aena SME SA†*	2,893	460,724
Amadeus IT Group SA†	17,378	1,137,684
Banco Bilbao Vizcaya Argentaria SA	257,219	1,649,837

191

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
Banco Santander SA	668,928	$2,447,205
CaixaBank SA	171,484	509,807
Cellnex Telecom SA*	19,655	1,280,797
EDP Renovaveis SA	11,116	261,397
Enagas SA	9,601	220,535
Endesa SA	12,253	298,179
Ferrovial SA	18,530	549,684
Grifols SA	11,507	292,688
Iberdrola SA	228,398	2,753,286
Industria de Diseno Textil SA	42,079	1,427,656
Naturgy Energy Group SA	11,221	289,935
Red Electrica Corp. SA	16,698	330,417
Repsol SA	57,458	628,535
Siemens Gamesa Renewable Energy SA†	9,196	256,469
Telefonica SA	211,194	968,803

		16,012,264

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	102,500	103,962
HKT Trust & HKT, Ltd.	146,000	198,433
Unibail-Rodamco-Westfield†	4,808	399,825

		702,220

Sweden — 3.2%
Alfa Laval AB	12,136	507,274
Assa Abloy AB, Class B	38,664	1,239,717
Atlas Copco AB, Class A	25,904	1,753,554
Atlas Copco AB, Class B	15,053	856,024
Boliden AB	10,551	411,710
Electrolux AB, Series B	8,701	228,136
Embracer Group AB†	9,893	255,811
Epiroc AB, Class A	25,422	594,221
Epiroc AB, Class B	15,044	302,637
EQT AB	9,191	443,850
Essity AB, Class B	23,476	767,531
Evolution Gaming Group AB*	6,553	1,144,210
Fastighets AB Balder, Class B†	4,057	280,527
Hennes & Mauritz AB, Class B†	28,173	590,212
Hexagon AB, Class B	75,997	1,259,822
Husqvarna AB, Class B	16,132	225,578
ICA Gruppen AB	3,880	191,825
Industrivarden AB, Class A	4,122	164,719
Industrivarden AB, Class C	6,160	236,207
Investment AB Latour, Class B	5,711	223,421
Investor AB, Class B	70,283	1,741,131
Kinnevik AB, Class B	9,332	406,990
L E Lundbergforetagen AB, Class B	2,932	209,455
Lundin Energy AB	7,721	240,652
Nibe Industrier AB, Class B	54,992	657,520
Sandvik AB	43,550	1,134,390
Securitas AB, Class B	12,079	212,958
Sinch AB†*	19,510	394,580
Skandinaviska Enskilda Banken AB, Class A	62,783	848,260
Skanska AB, Class B	13,123	370,333
SKF AB, Class B	14,722	391,896
Svenska Cellulosa AB SCA, Class B	23,372	434,813
Svenska Handelsbanken AB, Class A	56,266	635,224
Swedbank AB, Class A	34,934	680,650
Swedish Match AB	62,570	560,190
Tele2 AB, Class B	19,320	283,951
Telefonaktiebolaget LM Ericsson, Class B	112,594	1,298,181

Security Description	Shares	Value (Note 2)
Sweden (continued)
Telia Co., AB	102,544	$450,105
Volvo AB, Class A	7,725	187,999
Volvo AB, Class B	55,148	1,300,622

		24,116,886

Switzerland — 8.7%
ABB, Ltd.	66,910	2,446,163
Adecco Group AG	5,978	358,110
Alcon, Inc.	19,276	1,403,387
Baloise Holding AG	1,788	282,408
Banque Cantonale Vaudoise	1,162	103,780
Barry Callebaut AG	138	349,493
Chocoladefabriken Lindt & Spruengli AG	4	463,646
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	40	448,625
Cie Financiere Richemont SA	20,137	2,579,115
Clariant AG	8,323	173,061
Coca-Cola HBC AG	7,730	292,009
Credit Suisse Group AG	94,424	948,890
EMS-Chemie Holding AG	271	300,299
Geberit AG	1,429	1,173,475
Givaudan SA	356	1,776,838
Holcim, Ltd.	20,196	1,183,990
Julius Baer Group, Ltd.	8,634	571,176
Kuehne & Nagel International AG	2,083	702,804
Logitech International SA	6,678	730,021
Lonza Group AG	2,873	2,236,006
Nestle SA	111,137	14,082,564
Novartis AG	85,652	7,922,449
Partners Group Holding AG	875	1,495,937
Roche Holding AG (BR)	1,234	529,915
Roche Holding AG (NES)	27,102	10,480,406
Schindler Holding AG (Participation Certificate)	1,571	508,521
Schindler Holding AG	776	241,763
SGS SA	233	754,804
Sika AG	5,469	1,926,074
Sonova Holding AG	2,126	835,362
Straumann Holding AG	399	740,061
Swatch Group AG (TRQX)	2,030	131,852
Swatch Group AG (XEGT)	1,116	372,816
Swiss Life Holding AG	1,235	637,893
Swiss Prime Site AG	2,931	312,364
Swiss Re AG	11,635	1,053,187
Swisscom AG	999	601,067
Temenos AG	2,576	409,456
UBS Group AG	141,423	2,331,885
Vifor Pharma AG	1,881	263,152
Zurich Insurance Group AG	5,804	2,339,639

		66,494,463

United Kingdom — 11.8%
3i Group PLC	37,540	667,197
Admiral Group PLC	7,439	350,959
Anglo American PLC	49,954	2,213,015
Antofagasta PLC	15,212	315,844
Ashtead Group PLC	17,332	1,298,383
Associated British Foods PLC	13,743	383,085
AstraZeneca PLC	59,690	6,855,293
Auto Trader Group PLC†*	37,270	337,675
AVEVA Group PLC	4,435	242,067
Aviva PLC	151,552	815,383
BAE Systems PLC	124,209	994,132

192

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Barclays PLC	669,706	$1,623,085
Barratt Developments PLC	39,282	383,939
Berkeley Group Holdings PLC	4,736	318,785
BHP Group PLC	81,475	2,646,000
BP PLC	784,909	3,146,944
British American Tobacco PLC	84,077	3,133,945
British Land Co. PLC	33,961	240,862
BT Group PLC†	344,310	830,589
Bunzl PLC	13,000	481,627
Burberry Group PLC	15,616	447,608
Coca-Cola European Partners PLC	7,886	489,405
Compass Group PLC†	68,815	1,453,810
Croda International PLC	5,382	629,728
Diageo PLC	90,256	4,477,670
Direct Line Insurance Group PLC	52,639	217,351
Evraz PLC	19,670	167,803
GlaxoSmithKline PLC	194,075	3,835,031
Halma PLC	14,645	587,928
Hargreaves Lansdown PLC	13,723	311,305
Hikma Pharmaceuticals PLC	6,669	245,214
HSBC Holdings PLC	785,741	4,336,786
Imperial Brands PLC	36,508	782,114
Informa PLC†	57,946	398,442
InterContinental Hotels Group PLC†	7,046	465,487
Intertek Group PLC	6,226	446,088
J Sainsbury PLC	64,358	253,362
JD Sports Fashion PLC	19,898	247,895
Johnson Matthey PLC	7,466	308,284
Kingfisher PLC	81,424	416,811
Land Securities Group PLC	27,173	267,848
Legal & General Group PLC	230,195	835,772
Lloyds Banking Group PLC	2,733,446	1,732,037
London Stock Exchange Group PLC	12,525	1,303,648
M&G PLC	100,293	314,027
Melrose Industries PLC	187,411	416,601
Mondi PLC	18,731	519,325
National Grid PLC	136,912	1,751,568
Natwest Group PLC	187,851	528,119
Next PLC†	5,129	561,501
Ocado Group PLC†	18,776	483,954
Pearson PLC	29,074	350,839
Persimmon PLC	12,309	496,533
Phoenix Group Holdings PLC	25,055	236,475
Prudential PLC	100,664	1,892,132
Reckitt Benckiser Group PLC	27,496	2,110,321
RELX PLC	74,544	2,189,645
Rentokil Initial PLC	71,532	563,452
Rio Tinto PLC	43,293	3,689,558
Rolls-Royce Holdings PLC†	322,786	447,150
Royal Dutch Shell PLC, Class A	158,208	3,174,000
Royal Dutch Shell PLC, Class B	142,969	2,821,761
Sage Group PLC	42,287	412,264
Schroders PLC	4,795	243,609
Segro PLC	45,966	777,706
Severn Trent PLC	9,215	358,607
Smith & Nephew PLC	33,836	689,712
Smiths Group PLC	15,290	330,360
Spirax-Sarco Engineering PLC	2,844	593,177
SSE PLC	40,202	807,416
St James’s Place PLC	20,761	457,682
Standard Chartered PLC	103,489	619,952
Standard Life Aberdeen PLC	84,185	332,106

Security Description	Shares/ Principal Amount	Value (Note 2)
United Kingdom (continued)
Taylor Wimpey PLC	140,631	$321,512
Tesco PLC	298,256	965,515
Unilever PLC (LSE)	45,059	2,594,701
Unilever PLC (XAMS)	56,366	3,245,793
United Utilities Group PLC	26,304	392,218
Vodafone Group PLC	1,035,154	1,660,178
Whitbread PLC†	7,786	329,385
WM Morrison Supermarkets PLC	92,956	345,714

		89,960,804

Total Common Stocks (cost $516,659,559)		660,186,575

EXCHANGE-TRADED FUNDS — 4.3%
United States — 4.3%
iShares MSCI EAFE ETF (cost $31,978,321)	408,900	32,503,461

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	40,286	29,352

Total Long-Term Investment Securities (cost $548,637,880)		692,719,388

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries — 0.7%
United States Treasury Bills 0.07% due 06/16/2022(1)	2,000,000	1,998,896
0.10% due 12/30/2021(1)	$2,900,000	2,899,365

Total Short-Term Investment Securities (cost $4,897,575)		4,898,261

REPURCHASE AGREEMENTS — 8.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 07/30/2021, to be repurchased 08/02/2021 in the amount of $62,918,000 and collateralized by $65,825,500 of United States Treasury Notes, bearing interest at 0.50% due 10/31/2027 and having an approximate value of $64,176,401 (cost $62,918,000)	62,918,000	62,918,000

TOTAL INVESTMENTS (cost $616,453,455)(2)	99.6%	760,535,649
Other assets less liabilities	0.4	3,339,889

NET ASSETS	100.0%	$763,875,538

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $13,881,088 representing 1.8% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
BR	— Bearer Shares
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)

193

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

ETF	— Exchange-Traded Fund
LSE	— London Stock Exchange
NES	— Non-Voting Equity Securities
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
TRQX	— Turquoise Stock Exchange
XAMS	— Euronext Amsterdam Stock Exchange
XEGT	— Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
601	Long	MSCI EAFE Index	September 2021	$70,705,303	$69,697,970	$(1,007,333)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,075,562	$656,111,013	**	$—	$660,186,575
Exchange-Traded Funds	32,503,461	—		—	32,503,461
Warrants	29,352	—		—	29,352
Short-Term Investment Securities	—	4,898,261		—	4,898,261
Repurchase Agreements	—	62,918,000		—	62,918,000

Total Investments at Value	$36,608,375	$723,927,274		$—	$760,535,649

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,007,333	$—		$—	$1,007,333

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

194

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	7.6%
Enterprise Software/Service	7.1
Electronic Components-Semiconductors	6.0
Medical Products	4.2
Distribution/Wholesale	3.0
Applications Software	2.9
Building & Construction Products-Misc.	2.6
Diagnostic Equipment	2.5
Patient Monitoring Equipment	2.4
Medical Labs & Testing Services	2.0
Machinery-General Industrial	1.8
E-Commerce/Services	1.7
Retail-Restaurants	1.7
Auto/Truck Parts & Equipment-Original	1.7
Commercial Services-Finance	1.6
Medical-Outpatient/Home Medical	1.6
Chemicals-Specialty	1.6
Diagnostic Kits	1.5
Energy-Alternate Sources	1.4
Internet Application Software	1.3
Semiconductor Equipment	1.3
Computer Data Security	1.3
Transport-Truck	1.3
Machinery-Print Trade	1.2
Web Hosting/Design	1.1
Investment Management/Advisor Services	1.1
Casino Services	1.1
Steel-Producers	1.0
Retail-Floor Coverings	1.0
Semiconductor Components-Integrated Circuits	1.0
Electronic Connectors	0.9
Medical-Drugs	0.9
Transport-Services	0.9
E-Commerce/Products	0.9
Steel Pipe & Tube	0.9
Satellite Telecom	0.9
Hazardous Waste Disposal	0.9
Electric-Integrated	0.9
Retail-Misc./Diversified	0.8
Electric Products-Misc.	0.8
Racetracks	0.8
Engineering/R&D Services	0.8
Medical Instruments	0.8
Computer Aided Design	0.8
Disposable Medical Products	0.8
Building-Residential/Commercial	0.8
Machinery-Construction & Mining	0.8
Resorts/Theme Parks	0.8
Healthcare Safety Devices	0.8
Human Resources	0.8
Building-Heavy Construction	0.7
Lasers-System/Components	0.7
Retail-Home Furnishings	0.7
Metal Processors & Fabrication	0.7
Recreational Centers	0.7
Diversified Manufacturing Operations	0.7
Building Products-Cement	0.7
Real Estate Investment Trusts	0.7
Medical Information Systems	0.7
Machine Tools & Related Products	0.6
Food-Wholesale/Distribution	0.6

Data Processing/Management	0.6%
Motorcycle/Motor Scooter	0.6
Electronic Measurement Instruments	0.6
Coatings/Paint	0.6
Brewery	0.6
Retail-Discount	0.6
Medical-Generic Drugs	0.5
Specified Purpose Acquisitions	0.4
Finance-Consumer Loans	0.4
Electronics-Military	0.3
Insurance Brokers	0.3
Retail-Vision Service Center	0.1
Drug Delivery Systems	0.1

97.6%

*	Calculated as a percentage of net assets

195

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.6%
Applications Software — 2.9%
Cerence, Inc.†	13,981	$1,503,097
Duck Creek Technologies, Inc.†	64,057	2,814,024
Five9, Inc.†	19,806	3,986,750
Smartsheet, Inc., Class A†	40,489	2,937,477

		11,241,348

Auto/Truck Parts & Equipment-Original — 1.7%
Fox Factory Holding Corp.†	24,813	4,008,292
Visteon Corp.†	21,174	2,414,895

		6,423,187

Brewery — 0.6%
Boston Beer Co., Inc., Class A†	3,032	2,152,720

Building & Construction Products-Misc. — 2.6%
Builders FirstSource, Inc.†	107,996	4,805,822
Simpson Manufacturing Co., Inc.	19,732	2,219,455
Trex Co., Inc.†	31,377	3,046,707

		10,071,984

Building Products-Cement — 0.7%
Eagle Materials, Inc.	18,388	2,598,592

Building-Heavy Construction — 0.7%
Construction Partners, Inc., Class A†	83,226	2,794,729

Building-Residential/Commercial — 0.8%
Installed Building Products, Inc.	24,820	2,978,400

Casino Services — 1.1%
Caesars Entertainment, Inc.†	47,926	4,186,815

Chemicals-Specialty — 1.6%
Danimer Scientific, Inc.†	118,915	1,983,502
Element Solutions, Inc.	171,493	4,011,221

		5,994,723

Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	74,968	2,256,537

Commercial Services-Finance — 1.6%
Avalara, Inc.†	17,846	2,983,316
Morningstar, Inc.	12,662	3,198,801

		6,182,117

Computer Aided Design — 0.8%
Altair Engineering, Inc., Class A†	43,418	3,028,840

Computer Data Security — 1.3%
Qualys, Inc.†	20,131	2,044,505
Rapid7, Inc.†	26,371	2,999,701

		5,044,206

Data Processing/Management — 0.6%
Fair Isaac Corp.†	4,650	2,436,181

Diagnostic Equipment — 2.5%
Adaptive Biotechnologies Corp.†	41,082	1,506,066
Repligen Corp.†	33,598	8,255,029

		9,761,095

Diagnostic Kits — 1.5%
Natera, Inc.†	50,257	5,755,432

Disposable Medical Products — 0.8%
CONMED Corp.	21,681	2,990,677

Distribution/Wholesale — 3.0%
IAA, Inc.†	39,074	2,363,195

Security Description	Shares	Value (Note 2)
Distribution/Wholesale (continued)
Pool Corp.	6,163	$2,944,805
SiteOne Landscape Supply, Inc.†	20,028	3,500,494
WESCO International, Inc.†	24,779	2,637,725

		11,446,219

Diversified Manufacturing Operations — 0.7%
Fabrinet†	27,547	2,603,742

Drug Delivery Systems — 0.1%
Heron Therapeutics, Inc.†	23,932	295,800

E-Commerce/Products — 0.9%
Overstock.com, Inc.†	50,635	3,526,221

E-Commerce/Services — 1.7%
Lyft, Inc., Class A†	62,906	3,479,960
Shutterstock, Inc.	28,291	3,069,291

		6,549,251

Electric Products-Misc. — 0.8%
Littelfuse, Inc.	11,789	3,135,756

Electric-Integrated — 0.9%
Evoqua Water Technologies Corp.†	99,533	3,285,584

Electronic Components-Semiconductors — 6.0%
Ambarella, Inc.†	24,702	2,432,900
Cree, Inc.†	26,844	2,490,050
IPG Photonics Corp.†	11,140	2,430,302
Lattice Semiconductor Corp.†	103,055	5,848,371
MACOM Technology Solutions Holdings, Inc.†	46,232	2,853,439
Semtech Corp.†	49,122	3,041,143
Silicon Laboratories, Inc.†	27,113	4,039,566

		23,135,771

Electronic Connectors — 0.9%
Vicor Corp.†	31,667	3,661,022

Electronic Measurement Instruments — 0.6%
Mesa Laboratories, Inc.	7,688	2,264,193

Electronics-Military — 0.3%
Mercury Systems, Inc.†	20,422	1,347,852

Energy-Alternate Sources — 1.4%
Array Technologies, Inc.†	66,738	903,632
Shoals Technologies Group, Inc., Class A†	84,495	2,457,960
Stem, Inc.†	78,555	2,129,626

		5,491,218

Engineering/R&D Services — 0.8%
AECOM†	48,491	3,052,993

Enterprise Software/Service — 7.1%
BigCommerce Holdings, Inc., Series 1†	25,272	1,636,615
Bill.com Holdings, Inc.†	26,745	5,531,401
Black Knight, Inc.†	21,265	1,760,954
Blackline, Inc.†	37,566	4,297,175
Clarivate PLC†	73,570	1,677,396
Everbridge, Inc.†	21,077	2,976,494
Guidewire Software, Inc.†	26,011	2,996,467
LivePerson, Inc.†	49,610	3,159,661
Pegasystems, Inc.	24,756	3,159,856

		27,196,019

Finance-Consumer Loans — 0.4%
LendingTree, Inc.†	6,995	1,365,564

196

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Wholesale/Distribution — 0.6%
Performance Food Group Co.†	53,512	$2,451,920

Hazardous Waste Disposal — 0.9%
Clean Harbors, Inc.†	34,754	3,301,630

Healthcare Safety Devices — 0.8%
Tandem Diabetes Care, Inc.†	26,700	2,901,489

Human Resources — 0.8%
ASGN, Inc.†	28,651	2,897,476

Insurance Brokers — 0.3%
Goosehead Insurance, Inc., Class A	8,319	999,861

Internet Application Software — 1.3%
Anaplan, Inc.†	35,513	2,031,343
Zendesk, Inc.†	23,807	3,107,528

		5,138,871

Investment Management/Advisor Services — 1.1%
LPL Financial Holdings, Inc.	29,972	4,227,251

Lasers-System/Components — 0.7%
II-VI, Inc.†	39,637	2,767,059

Machine Tools & Related Products — 0.6%
Kennametal, Inc.	68,951	2,499,474

Machinery-Construction & Mining — 0.8%
Terex Corp.	61,202	2,932,800

Machinery-General Industrial — 1.8%
Nordson Corp.	10,612	2,399,691
Welbilt, Inc.†	199,691	4,690,742

		7,090,433

Machinery-Print Trade — 1.2%
Kornit Digital, Ltd.†	35,423	4,681,504

Medical Information Systems — 0.7%
Schrodinger, Inc.†	37,447	2,534,038

Medical Instruments — 0.8%
Bruker Corp.	37,004	3,043,579

Medical Labs & Testing Services — 2.0%
Catalent, Inc.†	26,837	3,215,341
Syneos Health, Inc.†	51,675	4,633,697

		7,849,038

Medical Products — 4.2%
AtriCure, Inc.†	50,015	4,224,267
Inari Medical, Inc.†	35,871	3,220,857
iRhythm Technologies, Inc.†	17,402	889,590
Masimo Corp.†	10,641	2,898,502
NanoString Technologies, Inc.†	42,831	2,652,952
Nevro Corp.†	14,242	2,207,510

		16,093,678

Medical-Biomedical/Gene — 7.6%
Abcam PLC†	112,476	2,125,681
Ascendis Pharma A/S ADR†	14,551	1,719,783
Berkeley Lights, Inc.†	57,446	2,618,389
ChemoCentryx, Inc.†	26,590	393,000
Halozyme Therapeutics, Inc.†	77,394	3,198,694
Immunovant, Inc.†	33,964	355,263
Iovance Biotherapeutics, Inc.†	39,423	877,950
Kodiak Sciences, Inc.†	14,787	1,239,742
Maravai LifeSciences Holdings, Inc., Class A†	94,370	4,149,449

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Mirati Therapeutics, Inc.†	8,935	$1,430,136
NeoGenomics, Inc.†	68,711	3,167,577
Translate Bio, Inc.†	79,664	2,201,913
Twist Bioscience Corp.†	45,050	5,543,403

		29,020,980

Medical-Drugs — 0.9%
Intellia Therapeutics, Inc.†	25,336	3,593,912

Medical-Generic Drugs — 0.5%
Arvinas, Inc.†	18,193	1,839,312

Medical-Outpatient/Home Medical — 1.6%
Amedisys, Inc.†	11,130	2,900,701
LHC Group, Inc.†	14,561	3,133,236

		6,033,937

Metal Processors & Fabrication — 0.7%
Timken Co.	33,619	2,672,710

Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	60,605	2,401,170

Patient Monitoring Equipment — 2.4%
CareDx, Inc.†	82,196	6,907,752
Insulet Corp.†	8,071	2,257,378

		9,165,130

Racetracks — 0.8%
Penn National Gaming, Inc.†	44,954	3,073,955

Real Estate Investment Trusts — 0.7%
EastGroup Properties, Inc.	14,584	2,569,992

Recreational Centers — 0.7%
Planet Fitness, Inc., Class A†	34,622	2,604,613

Resort/Theme Parks — 0.8%
Marriott Vacations Worldwide Corp.†	19,763	2,912,473

Retail-Discount — 0.6%
Ollie’s Bargain Outlet Holdings, Inc.†	23,046	2,145,583

Retail-Floor Coverings — 1.0%
Floor & Decor Holdings, Inc., Class A†	31,199	3,806,590

Retail-Home Furnishings — 0.7%
RH†	4,098	2,721,400

Retail-Misc./Diversified — 0.8%
Five Below, Inc.†	16,823	3,270,728

Retail-Restaurants — 1.7%
Texas Roadhouse, Inc.	32,817	3,024,743
Wingstop, Inc.	20,275	3,473,310

		6,498,053

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	7,346	396,537

Satellite Telecom — 0.9%
Iridium Communications, Inc.†	80,032	3,379,751

Semiconductor Components-Integrated Circuits — 1.0%
Power Integrations, Inc.	38,120	3,697,259

Semiconductor Equipment — 1.3%
Allegro MicroSystems, Inc.†	103,319	2,831,974
MKS Instruments, Inc.	14,181	2,218,475

		5,050,449

197

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Specified Purpose Acquisitions — 0.4%
VPC Impact Acquisition Holdings, Class A†	157,049	$1,545,362

Steel Pipe & Tube — 0.9%
Valmont Industries, Inc.	14,770	3,499,752

Steel-Producers — 1.0%
Cleveland-Cliffs, Inc.†	156,650	3,916,250

Transport-Services — 0.9%
CryoPort, Inc.†	58,054	3,583,093

Transport-Truck — 1.3%
Knight-Swift Transportation Holdings, Inc.	27,278	1,355,444
Saia, Inc.†	15,319	3,462,094

		4,817,538

Web Hosting/Design — 1.1%
Q2 Holdings, Inc.†	41,885	4,327,139

TOTAL INVESTMENTS (cost $250,110,170)(1)	97.6%	374,208,557
Other assets less liabilities	2.4	9,127,290

NET ASSETS	100.0%	$383,335,847

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$372,082,876	$2,125,681	**	$—	$374,208,557

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See	Notes to Financial Statements

198

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Applications Software	7.9%
Internet Content-Entertainment	5.6
E-Commerce/Products	5.6
Medical-Drugs	4.3
Finance-Credit Card	3.6
Diversified Banking Institutions	3.3
Medical-HMO	3.0
Medical-Hospitals	2.9
Real Estate Investment Trusts	2.6
Semiconductor Components-Integrated Circuits	2.6
Transport-Services	2.5
Enterprise Software/Service	2.3
Computer Services	2.2
Semiconductor Equipment	2.2
Cosmetics & Toiletries	2.0
Retail-Building Products	2.0
Pharmacy Services	2.0
Insurance-Life/Health	1.9
Machinery-General Industrial	1.8
Aerospace/Defense	1.8
Computers	1.8
Cable/Satellite TV	1.7
Telephone-Integrated	1.7
Finance-Other Services	1.7
Wireless Equipment	1.5
Electric-Integrated	1.5
Brewery	1.4
Retail-Discount	1.4
Data Processing/Management	1.4
Building Products-Cement	1.2
Auto-Cars/Light Trucks	1.1
Food-Confectionery	1.1
Transport-Rail	1.1
Repurchase Agreements	1.1
Retail-Automobile	1.0
E-Commerce/Services	1.0
Machinery-Construction & Mining	1.0
Software Tools	1.0
Insurance-Multi-line	0.9
Food-Wholesale/Distribution	0.9
Entertainment Software	0.9
Retail-Auto Parts	0.9
Medical Products	0.8
Insurance-Property/Casualty	0.8
Non-Hazardous Waste Disposal	0.7
Building-Residential/Commercial	0.7
Diagnostic Equipment	0.7
Industrial Automated/Robotic	0.7
Electronic Components-Semiconductors	0.6
Pipelines	0.6
Oil Refining & Marketing	0.6
Finance-Mortgage Loan/Banker	0.6
Banks-Commercial	0.5
Medical-Biomedical/Gene	0.5
Electronic Components-Misc.	0.5
Chemicals-Specialty	0.5
Water	0.5
Oil Companies-Exploration & Production	0.5
Computer Software	0.4
Music	0.3

Medical Instruments	0.2%
Building Products-Air & Heating	0.1

100.2%

*	Calculated as a percentage of net assets

199

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.1%
Aerospace/Defense — 1.8%
Raytheon Technologies Corp.	113,208	$9,843,436

Applications Software — 7.9%
Microsoft Corp.	140,625	40,065,469
ServiceNow, Inc.†	5,207	3,061,143

		43,126,612

Auto-Cars/Light Trucks — 1.1%
General Motors Co.†	110,101	6,258,141

Banks-Commercial — 0.5%
CIT Group, Inc.	61,113	2,948,091

Brewery — 1.4%
Constellation Brands, Inc., Class A	35,123	7,879,494

Building Products-Air & Heating — 0.1%
Carrier Global Corp.	10,889	601,617

Building Products-Cement — 1.2%
Vulcan Materials Co.	35,832	6,449,402

Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	40,840	3,897,361

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	160,378	9,435,038

Chemicals-Specialty — 0.5%
Valvoline, Inc.	85,120	2,611,482

Computer Services — 2.2%
Accenture PLC, Class A	27,683	8,794,335
Amdocs, Ltd.	41,706	3,215,950

		12,010,285

Computer Software — 0.4%
Snowflake, Inc., Class A†	7,641	2,030,367

Computers — 1.8%
Apple, Inc.	66,778	9,740,239

Cosmetics & Toiletries — 2.0%
Procter & Gamble Co.	77,669	11,046,862

Data Processing/Management — 1.4%
Fiserv, Inc.†	67,762	7,800,084

Diagnostic Equipment — 0.7%
Avantor, Inc.†	102,994	3,870,515

Diversified Banking Institutions — 3.3%
JPMorgan Chase & Co.	117,553	17,842,194

E-Commerce/Products — 5.6%
Amazon.com, Inc.†	9,217	30,670,397

E-Commerce/Services — 1.0%
Airbnb, Inc., Class A†	22,484	3,237,921
Booking Holdings, Inc.†	1,047	2,280,638

		5,518,559

Electric-Integrated — 1.5%
FirstEnergy Corp.	208,298	7,981,979

Electronic Components-Misc. — 0.5%
Hubbell, Inc.	14,506	2,907,873

Electronic Components-Semiconductors — 0.6%
Advanced Micro Devices, Inc.†	33,305	3,536,658

Enterprise Software/Service — 2.3%
Manhattan Associates, Inc.†	8,559	1,366,273
salesforce.com, Inc.†	25,186	6,093,249

Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
Workday, Inc., Class A†	22,589	$5,294,862

		12,754,384

Entertainment Software — 0.9%
Zynga, Inc., Class A†	475,587	4,803,429

Finance-Credit Card — 3.6%
Capital One Financial Corp.	68,207	11,029,072
Mastercard, Inc., Class A	22,475	8,674,001

		19,703,073

Finance-Mortgage Loan/Banker — 0.6%
Rocket Cos., Inc., Class A	176,430	3,041,653

Finance-Other Services — 1.7%
Intercontinental Exchange, Inc.	77,147	9,244,525

Food-Confectionery — 1.1%
Mondelez International, Inc., Class A	98,736	6,246,039

Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	53,291	229,884

Food-Wholesale/Distribution — 0.9%
Sysco Corp.	65,454	4,856,687

Industrial Automated/Robotic — 0.7%
Rockwell Automation, Inc.	12,125	3,727,468

Insurance-Life/Health — 1.9%
Equitable Holdings, Inc.	340,318	10,505,617

Insurance-Multi-line — 0.9%
Allstate Corp.	38,333	4,985,207

Insurance-Property/Casualty — 0.8%
Progressive Corp.	45,608	4,340,057

Internet Content-Entertainment — 5.6%
Facebook, Inc., Class A†	59,747	21,287,856
Netflix, Inc.†	13,445	6,958,729
Snap, Inc., Class A†	35,874	2,669,743

		30,916,328

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	25,949	5,364,956

Machinery-General Industrial — 1.8%
Otis Worldwide Corp.	111,899	10,020,555

Medical Instruments — 0.2%
Alcon, Inc.	14,958	1,088,942

Medical Products — 0.8%
Cooper Cos., Inc.	10,756	4,536,558

Medical-Biomedical/Gene — 0.5%
Seagen, Inc.†	19,165	2,939,719

Medical-Drugs — 4.3%
AstraZeneca PLC ADR	194,491	11,132,665
Bayer AG	20,585	1,227,692
Eli Lilly & Co.	46,556	11,336,386

		23,696,743

Medical-HMO — 3.0%
UnitedHealth Group, Inc.	39,823	16,415,837

Medical-Hospitals — 2.9%
HCA Healthcare, Inc.	58,845	14,605,329
Tenet Healthcare Corp.†	19,302	1,386,656

		15,991,985

200

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Music — 0.3%
Warner Music Group Corp., Class A	40,973	$1,548,370

Non-Hazardous Waste Disposal — 0.7%
Waste Connections, Inc.	32,166	4,075,111

Oil Companies-Exploration & Production — 0.5%
Cabot Oil & Gas Corp.	152,695	2,443,120

Oil Refining & Marketing — 0.6%
Valero Energy Corp.	47,434	3,176,655

Pharmacy Services — 2.0%
CVS Health Corp.	132,653	10,925,301

Pipelines — 0.6%
Magellan Midstream Partners LP	72,384	3,373,094

Real Estate Investment Trusts — 2.6%
Prologis, Inc.	113,004	14,469,032

Retail-Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	7,866	4,749,805

Retail-Automobile — 1.0%
CarMax, Inc.†	42,178	5,649,743

Retail-Building Products — 2.0%
Home Depot, Inc.	33,489	10,990,755

Retail-Discount — 1.4%
Target Corp.	30,170	7,875,878

Semiconductor Components-Integrated Circuits — 2.6%
QUALCOMM, Inc.	94,803	14,201,489

Semiconductor Equipment — 2.2%
Applied Materials, Inc.	85,656	11,985,844

Software Tools — 1.0%
VMware, Inc., Class A†	33,891	5,210,402

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	167,841	9,362,171

Security Description	Shares	Value (Note 2)
Telephone-Integrated (continued)

Therapeutics — 0.0%
Neurocrine Biosciences, Inc.†	1,422	$132,545

Transport-Rail — 1.1%
Union Pacific Corp.	28,036	6,133,155

Transport-Services — 2.5%
United Parcel Service, Inc., Class B	70,509	13,492,602

Water — 0.5%
American Water Works Co., Inc.	15,202	2,586,012

Wireless Equipment — 1.5%
Motorola Solutions, Inc.	36,151	8,094,932

Total Long-Term Investment Securities (cost $392,411,715)		543,892,348

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 07/30/2021, to be repurchased 08/01/2021 in the amount of $5,766,000 and collateralized by $3,923,100 of United States Treasury Inflation Index Bonds, bearing interest at 1.00% due 02/15/2049 and having an approximate value of $5,881,328 (cost $5,766,000)	$5,766,000	$5,766,000

TOTAL INVESTMENTS (cost $398,177,715)(1)	100.2%	549,658,348
Liabilities in excess of other assets	(0.2)	(824,928)

NET ASSETS	100.0%	$548,833,420

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$542,434,772	$1,457,576	**	$—	$543,892,348
Repurchase Agreements	—	5,766,000		—	5,766,000

Total Investments at Value	$542,434,772	$7,223,576		$—	$549,658,348

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

201

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Internet Content-Entertainment	11.6%
Applications Software	8.4
E-Commerce/Products	6.3
Finance-Credit Card	5.8
Electronic Components-Semiconductors	5.6
Computers	4.9
Medical Instruments	4.1
Web Portals/ISP	3.6
Electronic Forms	3.6
Private Equity	3.5
E-Commerce/Services	3.4
Diagnostic Equipment	3.3
Medical Products	3.1
Semiconductor Equipment	3.1
Drug Delivery Systems	2.7
Textile-Apparel	2.2
Coatings/Paint	2.2
Real Estate Investment Trusts	2.2
Aerospace/Defense-Equipment	2.2
Cosmetics & Toiletries	2.0
Cellular Telecom	1.9
Commercial Services	1.8
Computer Software	1.7
Semiconductor Components-Integrated Circuits	1.5
Athletic Footwear	1.1
Enterprise Software/Service	1.1
Medical-Biomedical/Gene	1.0
Multimedia	0.9
Internet Application Software	0.9
Casino Services	0.6
Metal-Copper	0.5
Specified Purpose Acquisitions	0.2

97.0%

*	Calculated as a percentage of net assets

202

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.0%
Aerospace/Defense-Equipment — 2.2%
L3Harris Technologies, Inc.	59,542	$13,500,553

Applications Software — 8.4%
Microsoft Corp.	181,445	51,695,495

Athletic Footwear — 1.1%
NIKE, Inc., Class B	41,153	6,893,539

Casino Services — 0.6%
Caesars Entertainment, Inc.†	43,980	3,842,093

Cellular Telecom — 1.9%
T-Mobile US, Inc.†	81,871	11,791,061

Coatings/Paint — 2.2%
Sherwin-Williams Co.	47,327	13,773,577

Commercial Services — 1.8%
CoStar Group, Inc.†	124,380	11,051,163

Computer Software — 1.7%
Twilio, Inc., Class A†	28,776	10,750,426

Computers — 4.9%
Apple, Inc.	207,491	30,264,637

Cosmetics & Toiletries — 2.0%
Procter & Gamble Co.	85,014	12,091,541

Diagnostic Equipment — 3.3%
Danaher Corp.	67,969	20,220,098

Drug Delivery Systems — 2.7%
DexCom, Inc.†	33,033	17,028,842

E-Commerce/Products — 6.3%
Amazon.com, Inc.†	10,668	35,498,730
Farfetch, Ltd., Class A†	71,134	3,565,236

		39,063,966

E-Commerce/Services — 3.4%
Booking Holdings, Inc.†	5,934	12,925,795
Match Group, Inc.†	52,088	8,296,056

		21,221,851

Electronic Components-Semiconductors — 5.6%
NVIDIA Corp.	98,652	19,236,154
Texas Instruments, Inc.	82,202	15,669,345

		34,905,499

Electronic Forms — 3.6%
Adobe, Inc.†	35,746	22,220,786

Enterprise Software/Service — 1.1%
Workday, Inc., Class A†	28,560	6,694,464

Finance-Credit Card — 5.8%
Mastercard, Inc., Class A	92,245	35,601,035

Internet Application Software — 0.9%
Shopify, Inc., Class A†	3,528	5,291,753

Internet Content-Entertainment — 11.6%
Facebook, Inc., Class A†	107,757	38,393,819
Netflix, Inc.†	23,268	12,042,819
Snap, Inc., Class A†	283,366	21,088,098

		71,524,736

Medical Instruments — 4.1%
Boston Scientific Corp.†	406,872	18,553,363
Edwards Lifesciences Corp.†	60,682	6,812,768

		25,366,131

Security Description	Shares	Value (Note 2)
Medical Products — 3.1%
Align Technology, Inc.†	27,591	$19,197,818

Medical-Biomedical/Gene — 1.0%
Vertex Pharmaceuticals, Inc.†	31,620	6,373,960

Metal-Copper — 0.5%
Freeport-McMoRan, Inc.	78,765	3,000,946

Multimedia — 0.9%
Walt Disney Co.†	32,473	5,715,897

Private Equity — 3.5%
Blackstone Group, Inc., Class A	187,112	21,568,400

Real Estate Investment Trusts — 2.2%
American Tower Corp.	48,230	13,639,444

Semiconductor Components-Integrated Circuits — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	78,195	9,120,665

Semiconductor Equipment — 3.1%
ASML Holding NV	24,640	18,892,474

Specified Purpose Acquisitions — 0.2%
Altimeter Growth Corp., Class A†	133,160	1,422,149

Textile-Apparel — 2.2%
LVMH Moet Hennessy Louis Vuitton SE	17,298	13,842,871

Web Portals/ISP — 3.6%
Alphabet, Inc., Class C†	8,265	22,352,031

Total Common Stocks (cost $309,472,799)		599,919,901

WARRANTS — 0.0%
Specified Purpose Acquisitions — 0.0%
Altimeter Growth Corp., Class A† Expires 09/30/2025 (Strike price $11.50) (cost $75,556 )	26,632	64,716

TOTAL INVESTMENTS
(cost $309,548,355)(1)	97.0%	599,984,617
Other assets less liabilities	3.0	18,347,938

NET ASSETS	100.0%	$618,332,555

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

203

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$586,077,030	$13,842,871	**	$—	$599,919,901
Warrants	64,716	—		—	64,716

Total Investments at Value	$586,141,746	$13,842,871		$—	$599,984,617

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

204

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Registered Investment Companies	8.4%
Diversified Financial Services	7.1
Diversified Banking Institutions	5.8
Banks-Commercial	3.8
Medical-Drugs	3.8
United States Treasury Notes	2.2
Government National Mtg. Assoc.	2.1
Electric-Integrated	1.9
Federal National Mtg. Assoc.	1.9
Uniform Mtg. Backed Securities	1.8
Real Estate Investment Trusts	1.8
Applications Software	1.6
Auto-Cars/Light Trucks	1.6
United States Treasury Bonds	1.5
Banks-Super Regional	1.4
E-Commerce/Products	1.4
Web Portals/ISP	1.4
Federal Home Loan Mtg. Corp.	1.2
U.S. Government Treasuries	1.2
Computers	1.2
Finance-Credit Card	1.1
Electronic Components-Semiconductors	1.1
Cable/Satellite TV	1.1
Semiconductor Components-Integrated Circuits	1.1
Insurance-Multi-line	1.0
Oil Companies-Integrated	1.0
Pipelines	0.9
Medical-Biomedical/Gene	0.9
Diversified Manufacturing Operations	0.9
Semiconductor Equipment	0.9
Aerospace/Defense	0.9
Telephone-Integrated	0.9
Insurance-Property/Casualty	0.8
Commercial Paper	0.8
Sovereign	0.8
Food-Misc./Diversified	0.7
Commercial Services-Finance	0.7
Beverages-Non-alcoholic	0.7
Transport-Rail	0.6
E-Commerce/Services	0.6
Insurance-Life/Health	0.6
Oil Companies-Exploration & Production	0.6
Medical-HMO	0.6
Computer Services	0.6
Medical Instruments	0.6
Internet Content-Entertainment	0.6
Brewery	0.6
Cosmetics & Toiletries	0.5
Chemicals-Diversified	0.5
Cellular Telecom	0.5
Pharmacy Services	0.5
Retail-Auto Parts	0.5
Enterprise Software/Service	0.5
Electric-Generation	0.5
Aerospace/Defense-Equipment	0.5
Retail-Restaurants	0.4
Building-Heavy Construction	0.4
Retail-Building Products	0.4
Investment Management/Advisor Services	0.4
Tobacco	0.4
Athletic Footwear	0.4

Metal-Diversified	0.4%
Power Converter/Supply Equipment	0.4
Commercial Services	0.4
Beverages-Wine/Spirits	0.4
Banks-Fiduciary	0.4
Medical Products	0.4
Medical-Hospitals	0.4
Containers-Paper/Plastic	0.3
Industrial Automated/Robotic	0.3
Finance-Other Services	0.3
Textile-Apparel	0.3
Municipal Bonds & Notes	0.3
Machinery-General Industrial	0.3
Machinery-Pumps	0.3
Certificates of Deposit	0.3
Transport-Services	0.3
Diversified Minerals	0.3
Building-Residential/Commercial	0.3
Building Products-Cement	0.3
Building & Construction Products-Misc.	0.3
Finance-Investment Banker/Broker	0.3
Instruments-Controls	0.3
Hotels/Motels	0.3
Electronic Components-Misc.	0.2
Medical Labs & Testing Services	0.2
Distribution/Wholesale	0.2
Audio/Video Products	0.2
Internet Content-Information/News	0.2
Metal-Aluminum	0.2
Gas-Distribution	0.2
Retail-Apparel/Shoe	0.2
Food-Retail	0.2
Tools-Hand Held	0.2
Airlines	0.2
Auto-Heavy Duty Trucks	0.2
Machinery-Farming	0.2
Diagnostic Equipment	0.2
Broadcast Services/Program	0.2
Apparel Manufacturers	0.2
Finance-Leasing Companies	0.2
Industrial Gases	0.2
Diversified Operations	0.2
Oil Refining & Marketing	0.2
Retail-Discount	0.2
Real Estate Management/Services	0.2
Private Equity	0.2
Finance-Commercial	0.2
Metal-Copper	0.2
Drug Delivery Systems	0.2
Machinery-Electrical	0.2
Batteries/Battery Systems	0.2
Medical-Wholesale Drug Distribution	0.1
Electric-Distribution	0.1
Chemicals-Specialty	0.1
Telecom Services	0.1
Building Societies	0.1
Insurance-Reinsurance	0.1
Containers-Metal/Glass	0.1
Multimedia	0.1
Office Automation & Equipment	0.1
Investment Companies	0.1

205

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Home Decoration Products	0.1%
Telecommunication Equipment	0.1
Computers-Memory Devices	0.1
Petrochemicals	0.1
Retail-Petroleum Products	0.1
Data Processing/Management	0.1
Casino Hotels	0.1
Food-Wholesale/Distribution	0.1
Networking Products	0.1
Consulting Services	0.1
Electric Products-Misc.	0.1
Textile-Home Furnishings	0.1
Television	0.1
Insurance-Mutual	0.1
Schools	0.1
Entertainment Software	0.1
Consumer Products-Misc.	0.1
Electronic Measurement Instruments	0.1
Computer Data Security	0.1
Radio	0.1
Retail-Consumer Electronics	0.1
Software Tools	0.1
Real Estate Operations & Development	0.1
Insurance Brokers	0.1
Import/Export	0.1
Auto/Truck Parts & Equipment-Original	0.1
Retail-Hypermarkets	0.1
Rental Auto/Equipment	0.1
Energy-Alternate Sources	0.1
Independent Power Producers	0.1
Computer Aided Design	0.1
Human Resources	0.1
Retail-Convenience Store	0.1
Computer Software	0.1
Physical Therapy/Rehabilitation Centers	0.1
Retail-Regional Department Stores	0.1
Satellite Telecom	0.1
Medical-Generic Drugs	0.1
Retail-Jewelry	0.1
Machinery-Construction & Mining	0.1
Music	0.1

99.5%

*	Calculated as a percentage of net assets

206

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 49.3%
Advanced Materials — 0.0%
JSR Corp.	300	$10,044

Advertising Agencies — 0.0%
WPP PLC	2,132	27,601

Advertising Services — 0.0%
Dentsu Group, Inc.	400	13,933
Hakuhodo DY Holdings, Inc.	500	7,631
Publicis Groupe SA	395	24,930

		46,494

Aerospace/Defense — 0.4%
BAE Systems PLC	5,525	44,220
Dassault Aviation SA	5	5,960
General Dynamics Corp.	1,451	284,440
Kawasaki Heavy Industries, Ltd.†	300	6,282
Leonardo SpA†	694	5,469
MTU Aero Engines AG	91	22,784
Northrop Grumman Corp.	1,397	507,139
Raytheon Technologies Corp.	5,343	464,574
Rolls-Royce Holdings PLC†	14,338	19,862
Saab AB, Series B	140	4,252

		1,364,982

Aerospace/Defense-Equipment — 0.4%
Airbus SE†	4,748	651,358
Elbit Systems, Ltd.	43	5,678
Meggitt PLC†	1,339	8,725
Safran SA	4,090	535,776

		1,201,537

Agricultural Chemicals — 0.0%
Incitec Pivot, Ltd.	3,328	6,552
Yara International ASA	294	15,484

		22,036

Airlines — 0.2%
ANA Holdings, Inc.†	300	7,050
Cathay Pacific Airways, Ltd.†	3,636	2,918
Delta Air Lines, Inc.†	2,778	110,842
Deutsche Lufthansa AG†	513	5,813
easyJet PLC†	548	6,436
Japan Airlines Co., Ltd.†	200	4,187
Qantas Airways, Ltd.†	1,584	5,342
Ryanair Holdings PLC ADR†	2,282	248,829
Singapore Airlines, Ltd.†	2,100	7,904
Southwest Airlines Co.†	3,285	165,958

		565,279

Airport Development/Maintenance — 0.0%
Aena SME SA†*	126	20,066
Aeroports de Paris†	45	5,460
Auckland International Airport, Ltd.†	2,070	10,460
Japan Airport Terminal Co., Ltd.†	100	4,321
SATS, Ltd.†	1,100	3,255
Sydney Airport†	2,265	13,009

		56,571

Apparel Manufacturers — 0.2%
Burberry Group PLC	693	19,864
Columbia Sportswear Co.	1,740	173,339
Hermes International	61	93,341
Kering SA	128	114,932
Ralph Lauren Corp.	1,903	216,028

		617,504

Security Description	Shares	Value (Note 2)
Appliances — 0.0%
Electrolux AB, Series B	433	$11,353
Hoshizaki Corp.	100	8,402
JS Global Lifestyle Co., Ltd.*	2,000	5,077
SEB SA	50	8,311

		33,143

Applications Software — 1.5%
Confluent, Inc., Class A†	1,292	50,634
Five9, Inc.†	629	126,611
Intuit, Inc.	473	250,676
Microsoft Corp.	16,018	4,563,688
Sage Group PLC	1,921	18,728
ServiceNow, Inc.†	272	159,906

		5,170,243

Athletic Footwear — 0.4%
adidas AG	3,293	1,196,240
Asics Corp.	300	6,651
NIKE, Inc., Class B	1,606	269,021
Puma SE	177	21,735

		1,493,647

Audio/Video Products — 0.2%
GN Store Nord A/S	244	21,385
Panasonic Corp.	4,000	47,911
Sharp Corp.	400	6,139
Sony Group Corp.	7,100	741,107

		816,542

Auto-Cars/Light Trucks — 0.9%
Bayerische Motoren Werke AG	549	54,613
Bayerische Motoren Werke AG (Preference Shares)	98	8,419
Daimler AG	1,436	128,283
Ferrari NV	220	48,003
Honda Motor Co., Ltd.	2,900	92,769
Mazda Motor Corp.†	1,000	9,854
Mitsubishi Motors Corp.†	1,100	3,086
Nissan Motor Co., Ltd.†	4,100	23,733
Porsche Automobil Holding SE (Preference Shares)	263	28,475
Stellantis NV	3,796	73,009
Subaru Corp.	1,100	21,586
Suzuki Motor Corp.	800	32,559
Tesla, Inc.†	1,399	961,393
Toyota Motor Corp.	8,000	718,460
Volkswagen AG (Preference Shares)	3,039	741,589

		2,945,831

Auto-Heavy Duty Trucks — 0.2%
Hino Motors, Ltd.	400	3,499
Isuzu Motors, Ltd.	1,100	14,647
Volvo AB, Class A	367	8,931
Volvo AB, Class B	20,727	488,830

		515,907

Auto/Truck Parts & Equipment-Original — 0.1%
Aisin Corp.	300	12,136
Brembo SpA	263	3,681
Denso Corp.	900	61,798
Faurecia SE	209	9,339
JTEKT Corp.	300	2,846
Koito Manufacturing Co., Ltd.	200	12,234
NGK Insulators, Ltd.	400	6,393

207

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original (continued)
NGK Spark Plug Co., Ltd.	400	$5,892
Stanley Electric Co., Ltd.	300	7,832
Sumitomo Electric Industries, Ltd.	1,300	18,477
Toyoda Gosei Co., Ltd.	100	2,349
Toyota Boshoku Corp.	100	2,016
Toyota Industries Corp.	400	33,528
Valeo SA	415	11,997

		190,518

Banks-Commercial — 2.2%
AEON Financial Service Co., Ltd.	100	1,231
Aozora Bank, Ltd.	200	4,511
Australia & New Zealand Banking Group, Ltd.	4,877	99,324
Banca Mediolanum SpA	420	4,139
Banco Bilbao Vizcaya Argentaria SA	11,426	73,288
Banco BPM SpA	2,597	7,793
Bank Central Asia Tbk PT	159,700	329,674
Bank Hapoalim BM†	1,915	15,237
Bank Leumi Le-Israel BM†	2,513	19,215
Bank of East Asia, Ltd.	2,800	4,614
Bank of Kyoto, Ltd.	100	4,310
Bank Polska Kasa Opieki SA†	303	7,392
BAWAG Group AG*	120	6,825
Bendigo & Adelaide Bank, Ltd.	939	7,144
CaixaBank SA	7,478	22,231
Chiba Bank, Ltd.	1,300	7,430
Citizens Financial Group, Inc.	10,660	449,426
Commerzbank AG†	1,696	10,951
Commonwealth Bank of Australia	3,051	223,193
Concordia Financial Group, Ltd.	2,100	7,538
Credicorp, Ltd.†	704	71,076
Danske Bank A/S	1,196	20,936
DBS Group Holdings, Ltd.	16,100	361,311
DNB Bank ASA	1,528	31,313
Erste Group Bank AG	4,026	156,112
FinecoBank Banca Fineco SpA†	1,045	18,712
First Republic Bank	807	157,381
Fukuoka Financial Group, Inc.	400	6,749
Hang Seng Bank, Ltd.	1,300	24,907
HDFC Bank, Ltd. ADR	11,751	829,268
ING Bank Slaski SA†	56	2,774
ING Groep NV	6,684	85,592
Intesa Sanpaolo SpA	29,966	82,754
Israel Discount Bank, Ltd., Class A†	1,995	9,363
KBC Group NV	6,734	541,028
M&T Bank Corp.	3,770	504,615
mBank SA†	22	1,831
Mebuki Financial Group, Inc.	2,100	4,498
Mediobanca Banca di Credito Finanziario SpA†	1,262	14,778
Mizrahi Tefahot Bank, Ltd.†	237	7,186
National Australia Bank, Ltd.	5,673	108,022
Nordea Bank Abp	36,261	424,301
Oversea-Chinese Banking Corp., Ltd.	6,900	62,431
Powszechna Kasa Oszczednosci Bank Polski SA†	1,483	14,558
Raiffeisen Bank International AG	233	5,500
Resona Holdings, Inc.	4,000	15,074
Santander Bank Polska SA†	58	3,859
Seven Bank, Ltd.	1,000	2,184
Shinsei Bank, Ltd.	300	3,974
Shizuoka Bank, Ltd.	800	5,792

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Signature Bank	408	$92,604
Skandinaviska Enskilda Banken AB, Class A	2,751	37,169
Standard Chartered PLC	4,544	27,221
Sumitomo Mitsui Trust Holdings, Inc.	700	23,000
SVB Financial Group†	141	77,544
Svenska Handelsbanken AB, Class A	36,738	414,760
Svenska Handelsbanken AB, Class B	45	541
Swedbank AB, Class A	1,591	30,999
Toronto-Dominion Bank	7,443	494,868
Truist Financial Corp.	23,650	1,287,269
United Overseas Bank, Ltd.	2,700	52,267
Westpac Banking Corp.	6,311	113,114

		7,534,701

Banks-Fiduciary — 0.3%
Northern Trust Corp.	2,734	308,532
State Street Corp.	6,910	602,137

		910,669

Banks-Super Regional — 0.9%
PNC Financial Services Group, Inc.	2,705	493,419
US Bancorp	13,856	769,562
Wells Fargo & Co.	42,078	1,933,064

		3,196,045

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	4,784	204,994

Beverages-Non-alcoholic — 0.5%
Coca-Cola Bottlers Japan Holdings, Inc.	300	4,924
Coca-Cola Co.	25,995	1,482,495
Coca-Cola European Partners PLC	343	21,287
Coca-Cola HBC AG	342	12,919
Keurig Dr Pepper, Inc.	5,820	204,922
Oatly Group AB ADR†	2,685	47,659
Suntory Beverage & Food, Ltd.	200	7,032

		1,781,238

Beverages-Wine/Spirits — 0.4%
Davide Campari-Milano NV	720	10,135
Diageo PLC	24,380	1,209,511
Pernod Ricard SA	347	76,587
Treasury Wine Estates, Ltd.	1,236	10,828

		1,307,061

Bicycle Manufacturing — 0.0%
Shimano, Inc.	100	25,578

Brewery — 0.4%
Anheuser-Busch InBev SA NV	1,457	91,819
Asahi Group Holdings, Ltd.	800	36,027
Budweiser Brewing Co. APAC, Ltd.*	3,000	8,386
Carlsberg A/S, Class B	2,233	413,239
Constellation Brands, Inc., Class A	1,940	435,220
Heineken Holding NV	173	17,040
Heineken NV	1,635	190,416
Kirin Holdings Co., Ltd.	1,500	27,450

		1,219,597

Broadcast Services/Program — 0.1%
Discovery, Inc., Class C†	5,750	155,883

Building & Construction Products-Misc. — 0.2%
Boral, Ltd.†	1,765	9,319
Cie de Saint-Gobain	913	65,315

208

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. (continued)
Fletcher Building, Ltd.	1,329	$7,077
Fortune Brands Home & Security, Inc.	3,317	323,308
Geberit AG	65	53,377
James Hardie Industries PLC CDI	900	30,332
Kingspan Group PLC	264	28,708
LIXIL Corp.	400	10,911
ROCKWOOL International A/S, Class A	10	4,617
ROCKWOOL International A/S, Class B	12	6,375
Sika AG	242	85,228
TOTO, Ltd.	300	15,536

		640,103

Building & Construction-Misc. — 0.0%
Eiffage SA	163	16,607
Ferrovial SA	853	25,304
HOCHTIEF AG	39	3,096
Kajima Corp.	900	11,639
Lendlease Corp., Ltd.	1,180	10,593
Obayashi Corp.	1,200	9,867
Shimizu Corp.	1,200	8,827
Taisei Corp.	400	13,533

		99,466

Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	500	103,937
Investment AB Latour, Class B	213	8,333
Nibe Industrier AB, Class B	2,440	29,174
Rinnai Corp.	100	9,268

		150,712

Building Products-Cement — 0.3%
Buzzi Unicem SpA	169	4,473
CRH PLC	1,351	67,330
HeidelbergCement AG	252	22,361
Holcim, Ltd.	8,501	498,371
Martin Marietta Materials, Inc.	953	346,225
Taiheiyo Cement Corp.	100	2,327

		941,087

Building Products-Doors & Windows — 0.0%
AGC, Inc.	400	17,189

Building-Heavy Construction — 0.4%
Acciona SA	37	5,671
Ackermans & van Haaren NV	38	6,539
ACS Actividades de Construccion y Servicios SA	464	12,193
Bouygues SA	385	14,849
Cellnex Telecom SA*	6,426	418,743
CIMIC Group, Ltd.	123	1,865
CK Infrastructure Holdings, Ltd.	500	3,024
Infrastrutture Wireless Italiane SpA*	560	6,339
Keppel Corp., Ltd.	2,500	10,129
Kinden Corp.	200	3,243
Skanska AB, Class B	686	19,359
Strabag SE	24	1,089
Vinci SA	9,545	1,009,223

		1,512,266

Building-Maintenance & Services — 0.0%
Rentokil Initial PLC	3,177	25,025

Security Description	Shares	Value (Note 2)
Building-Residential/Commercial — 0.2%
Barratt Developments PLC	1,744	$17,046
Berkeley Group Holdings PLC	212	14,270
Daiwa House Industry Co., Ltd.	1,200	36,818
Haseko Corp.	500	6,770
Iida Group Holdings Co., Ltd.	300	7,240
Persimmon PLC	10,402	419,606
Sekisui Chemical Co., Ltd.	700	12,078
Sekisui House, Ltd.	1,200	23,774
Taylor Wimpey PLC	109,664	250,715

		788,317

Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	751	558,782
Comcast Corp., Class A	8,048	473,464
DISH Network Corp., Class A†	5,117	214,351
Liberty Broadband Corp., Class C†	2,254	400,062
Telenet Group Holding NV	81	3,038

		1,649,697

Casino Hotels — 0.1%
Crown Resorts, Ltd.†	615	3,890
Galaxy Entertainment Group, Ltd.†	4,000	27,214
Las Vegas Sands Corp.†	4,628	195,996
MGM China Holdings, Ltd.†	1,200	1,461
Sands China, Ltd.†	4,400	15,057
SJM Holdings, Ltd.†	2,000	1,803
Wynn Macau, Ltd.†	2,400	3,089

		248,510

Casino Services — 0.0%
Aristocrat Leisure, Ltd.	1,094	33,563
Sega Sammy Holdings, Inc.	300	3,786

		37,349

Cellular Telecom — 0.2%
Millicom International Cellular SA SDR†	173	6,910
Orange SA	3,510	39,114
SoftBank Corp.	2,800	36,585
Spark New Zealand, Ltd.	3,516	11,608
T-Mobile US, Inc.†	3,767	542,523
Tele2 AB, Class B	859	12,625
Telstra Corp., Ltd.	7,134	19,817
TPG Telecom, Ltd.	638	2,899
Vodafone Group PLC	46,096	73,929

		746,010

Chemicals-Diversified — 0.4%
Air Water, Inc.	400	5,991
Arkema SA	114	14,509
Asahi Kasei Corp.	2,400	26,169
BASF SE	1,580	124,149
Covestro AG*	305	19,627
Croda International PLC	245	28,667
DIC Corp.	100	2,715
Eastman Chemical Co.	6,408	722,310
Evonik Industries AG	327	11,365
ICL Group, Ltd.	1,179	8,561
Johnson Matthey PLC	340	14,039
Kaneka Corp.	100	3,965
Kuraray Co., Ltd.	500	4,642
LANXESS AG	149	10,796
Mitsubishi Chemical Holdings Corp.	2,400	20,157
Mitsubishi Gas Chemical Co., Inc.	300	6,262

209

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
Nissan Chemical Corp.	300	$14,710
Nitto Denko Corp.	300	22,319
PPG Industries, Inc.	2,270	371,190
Showa Denko KK	300	8,678
Solvay SA	126	16,810
Sumitomo Chemical Co., Ltd.	2,900	15,108
Symrise AG	220	32,446
Tosoh Corp.	500	8,793

		1,513,978

Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG	11	12,189

Chemicals-Specialty — 0.1%
Brenntag SE	264	26,367
Chr. Hansen Holding A/S	176	15,830
Daicel Corp.	400	3,333
Givaudan SA	15	74,867
Koninklijke DSM NV	305	61,479
Novozymes A/S, Class B	361	28,376
Shin-Etsu Chemical Co., Ltd.	700	114,219
Toray Industries, Inc.	2,700	17,795
Umicore SA	343	21,301

		363,567

Circuit Boards — 0.0%
Ibiden Co., Ltd.	200	10,595

Coatings/Paint — 0.0%
Akzo Nobel NV	327	40,437
Kansai Paint Co., Ltd.	400	9,828
Nippon Paint Holdings Co., Ltd.	2,400	30,677

		80,942

Coffee — 0.0%
JDE Peet’s NV	120	4,040

Commercial Services — 0.4%
Amadeus IT Group SA†	771	50,475
Edenred	422	24,513
Intertek Group PLC	276	19,775
Park24 Co., Ltd.†	200	3,783
Quanta Services, Inc.	1,674	152,167
RELX PLC (LSE)	3,410	100,165
RELX PLC (XAMS)	15,922	472,606
Sembcorp Industries, Ltd.	1,600	2,470
SGS SA	135	437,333

		1,263,287

Commercial Services-Finance — 0.6%
Adyen NV†*	53	144,309
Affirm Holdings, Inc.†	1,047	58,967
Afterpay, Ltd.†	404	28,881
Allfunds Group Plc†	185	3,254
Experian PLC	1,578	69,464
FleetCor Technologies, Inc.†	1,940	500,947
Global Payments, Inc.	1,090	210,817
GMO Payment Gateway, Inc.	100	12,916
IHS Markit, Ltd.	1,161	135,651
Nexi SpA†*	614	13,176
PayPal Holdings, Inc.†	1,264	348,270
S&P Global, Inc.	1,282	549,619
Worldline SA†*	388	36,310

		2,112,581

Security Description	Shares	Value (Note 2)
Communications Software — 0.0%
Sinch AB†*	920	$18,607

Computer Aided Design — 0.1%
Dassault Systemes SE	1,180	65,101
Synopsys, Inc.†	521	150,043

		215,144

Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	584	148,108
Zscaler, Inc.†	517	121,966

		270,074

Computer Services — 0.6%
Atos SE	168	8,039
Capgemini SE	4,349	940,849
Computershare, Ltd.	970	11,141
Fujitsu, Ltd.	300	50,962
International Business Machines Corp.	1,188	167,460
Itochu Techno-Solutions Corp.	200	6,144
Leidos Holdings, Inc.	5,696	606,168
NEC Corp.	500	25,423
Nomura Research Institute, Ltd.	600	19,315
NTT Data Corp.	1,000	15,497
Otsuka Corp.	200	10,449
SCSK Corp.	100	6,026
Teleperformance	102	43,041

		1,910,514

Computer Software — 0.1%
MongoDB, Inc.†	325	116,649
Snowflake, Inc., Class A†	235	62,444

		179,093

Computers — 1.1%
Apple, Inc.	25,284	3,687,924

Computers-Integrated Systems — 0.0%
OBIC Co., Ltd.	100	17,620

Computers-Memory Devices — 0.1%
Seagate Technology Holdings PLC	3,390	297,981

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	1,667	143,045
Bureau Veritas SA	495	16,339
Nihon M&A Center, Inc.	500	13,930
Worley, Ltd.	545	4,477

		177,791

Containers-Metal/Glass — 0.0%
Ball Corp.	1,067	86,299
Toyo Seikan Group Holdings, Ltd.	300	4,087

		90,386

Containers-Paper/Plastic — 0.2%
D.S. Smith PLC†	2,352	13,821
Graphic Packaging Holding Co.	7,903	151,501
Huhtamaki Oyj	165	8,797
Packaging Corp. of America	2,572	363,938
WestRock Co.	5,337	262,634

		800,691

Cosmetics & Toiletries — 0.5%
Beiersdorf AG	169	20,082
Coty, Inc., Class A†	11,161	97,436
Essity AB, Class A	38	1,238
Essity AB, Class B	1,043	34,100

210

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)
Estee Lauder Cos., Inc., Class A	451	$150,557
Kao Corp.	800	48,097
Kose Corp.	100	15,778
L’Oreal SA	1,467	671,982
Lion Corp.	400	6,944
Pigeon Corp.	200	5,789
Pola Orbis Holdings, Inc.	100	2,392
Procter & Gamble Co.	2,705	384,732
Shiseido Co., Ltd.	700	46,681
Unicharm Corp.	700	28,075
Unilever PLC	4,523	260,455

		1,774,338

Cruise Lines — 0.0%
Carnival PLC†	309	6,125
Royal Caribbean Cruises, Ltd.†	1,604	123,300

		129,425

Dental Supplies & Equipment — 0.0%
Lifco AB	365	10,721

Diagnostic Equipment — 0.1%
Sysmex Corp.	300	35,705
Thermo Fisher Scientific, Inc.	789	426,068

		461,773

Diagnostic Kits — 0.0%
DiaSorin SpA	33	6,704
Natera, Inc.†	1,002	114,749
QIAGEN NV†	395	21,171

		142,624

Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA	347	27,396
Fresenius SE & Co. KGaA	707	37,189

		64,585

Distribution/Wholesale — 0.2%
Bunzl PLC	577	21,377
Copart, Inc.†	1,143	168,021
Ferguson PLC	4,194	587,927
Jardine Cycle & Carriage, Ltd.	200	3,026
Seven Group Holdings, Ltd.	266	4,544
Sojitz Corp.	1,800	5,510
Toyota Tsusho Corp.	400	18,903
Travis Perkins PLC†	399	9,439

		818,747

Diversified Banking Institutions — 1.4%
Banco Santander SA	29,827	109,119
Bank of America Corp.	35,703	1,369,567
Barclays PLC	27,964	67,773
BNP Paribas SA	1,978	120,339
Citigroup, Inc.	5,116	345,944
Credit Agricole SA	2,199	30,587
Credit Suisse Group AG	4,168	41,885
Deutsche Bank AG†	3,542	44,772
HSBC Holdings PLC	35,691	196,991
Lloyds Banking Group PLC	122,044	77,333
Macquarie Group, Ltd.	582	67,158
Mitsubishi UFJ Financial Group, Inc.	22,100	117,091
Mizuho Financial Group, Inc.	4,340	61,965
Morgan Stanley	11,305	1,085,054
Natwest Group PLC	9,337	26,250

Security Description	Shares	Value (Note 2)
Diversified Banking Institutions (continued)
Societe Generale SA	13,838	$405,414
Sumitomo Mitsui Financial Group, Inc.	2,300	77,528
UBS Group AG	6,613	109,040
UniCredit SpA	34,868	417,022

		4,770,832

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	1,292	261,294
Eaton Corp. PLC	7,740	1,223,307
Indutrade AB	456	14,871
ITT, Inc.	2,917	285,603
Siemens AG	1,389	216,862
Smiths Group PLC	679	14,671
Toshiba Corp.	700	30,147
Trane Technologies PLC	4,668	950,451
Trelleborg AB, Class B	416	10,276

		3,007,482

Diversified Minerals — 0.3%
BHP Group PLC	23,753	771,408
BHP Group, Ltd.	5,062	198,375
Sumitomo Metal Mining Co., Ltd.	500	20,361

		990,144

Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	5,000	36,567
Jardine Matheson Holdings, Ltd.	400	23,769
Swire Pacific, Ltd., Class A	1,500	9,326
Swire Pacific, Ltd., Class B	2,500	2,554

		72,216

Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	2,485	21,233

Drug Delivery Systems — 0.1%
DexCom, Inc.†	497	256,208

E-Commerce/Products — 1.4%
Alibaba Group Holding, Ltd.†	22,736	555,587
Allegro.eu SA†*	370	6,348
Amazon.com, Inc.†	1,087	3,617,090
ASOS PLC†	119	6,290
Mercari, Inc.†	200	10,428
MonotaRO Co., Ltd.	400	9,223
Rakuten Group, Inc.	1,500	16,540
Sea, Ltd. ADR†	1,645	454,283
THG PLC†	1,319	10,777
ZOZO, Inc.	200	6,810

		4,693,376

E-Commerce/Services — 0.6%
Airbnb, Inc., Class A†	320	46,083
Auto Trader Group PLC†*	1,667	15,103
Booking Holdings, Inc.†	333	725,361
Delivery Hero SE†*	3,274	490,291
Lyft, Inc., Class A†	8,092	447,650
Match Group, Inc.†	1,160	184,753
Rightmove PLC	1,518	14,811
Uber Technologies, Inc.†	2,335	101,479
Zillow Group, Inc., Class C†	809	85,964

		2,111,495

E-Marketing/Info — 0.0%
CyberAgent, Inc.	700	12,602

211

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric Products-Misc. — 0.1%
AMETEK, Inc.	997	$138,633
Brother Industries, Ltd.	500	10,163
Casio Computer Co., Ltd.	400	6,511
Legrand SA	457	51,486
Mabuchi Motor Co., Ltd.	100	3,757

		210,550

Electric-Distribution — 0.0%
AusNet Services	3,191	4,267
E.ON SE	3,848	47,340
HK Electric Investments & HK Electric Investments, Ltd.	3,500	3,550
National Grid PLC	6,678	85,434

		140,591

Electric-Generation — 0.2%
EDP Renovaveis SA	462	10,864
Electric Power Development Co., Ltd.	400	5,848
Electricite de France SA	690	8,352
Engie SA	3,046	40,648
Mercury NZ, Ltd.	1,030	4,749
Meridian Energy, Ltd.	2,152	7,831
Orsted A/S*	2,769	411,821
RWE AG	5,047	179,714
SSE PLC	1,796	36,071
Uniper SE	170	6,647

		712,545

Electric-Integrated — 1.2%
A2A SpA	2,684	5,704
AGL Energy, Ltd.	1,067	5,647
American Electric Power Co., Inc.	3,247	286,126
Chubu Electric Power Co., Inc.	1,300	15,676
Chugoku Electric Power Co., Inc.	700	6,345
CLP Holdings, Ltd.	3,000	30,952
Contact Energy, Ltd.	1,311	7,458
Edison International	2,800	152,600
EDP - Energias de Portugal SA	4,757	24,724
Endesa SA	4,337	105,542
Enel SpA	13,290	122,717
Entergy Corp.	1,620	166,730
EVN AG	65	1,573
Fortum Oyj	746	20,592
Hera SpA	1,352	5,757
Iberdrola SA	57,719	695,786
Kansai Electric Power Co., Inc.	1,200	11,355
Kyushu Electric Power Co., Inc.	800	6,068
NextEra Energy, Inc.	16,673	1,298,827
Origin Energy, Ltd.	3,018	9,140
PG&E Corp.†	14,189	124,721
PGE Polska Grupa Energetyczna SA†	1,383	3,116
Power Assets Holdings, Ltd.	2,500	16,160
Tohoku Electric Power Co., Inc.	800	6,075
Tokyo Electric Power Co. Holdings, Inc.†	1,300	3,476
Verbund AG	117	10,776
Xcel Energy, Inc.	14,556	993,447

		4,137,090

Electric-Transmission — 0.0%
Elia Group SA	57	6,744
Red Electrica Corp. SA	742	14,683
Terna Rete Elettrica Nazionale SpA	2,583	20,536

		41,963

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 0.2%
Alps Alpine Co., Ltd.	400	$4,155
Garmin, Ltd.	1,056	166,003
Hoya Corp.	600	84,714
Kyocera Corp.	600	37,085
Minebea Mitsumi, Inc.	800	21,587
Murata Manufacturing Co., Ltd.	1,100	91,214
Nidec Corp.	1,000	112,362
SYNNEX Corp.	1,962	234,537
TDK Corp.	200	22,847
Venture Corp., Ltd.	500	7,018

		781,522

Electronic Components-Semiconductors — 0.9%
Advanced Micro Devices, Inc.†	8,087	858,758
Cree, Inc.†	1,018	94,430
Hamamatsu Photonics KK	300	16,696
Infineon Technologies AG	2,247	85,676
Microchip Technology, Inc.	693	99,182
NVIDIA Corp.	2,224	433,658
Rohm Co., Ltd.	200	19,480
Samsung Electronics Co., Ltd. GDR	719	1,234,163
STMicroelectronics NV	1,124	46,035
SUMCO Corp.	400	9,291
Texas Instruments, Inc.	1,881	358,556

		3,255,925

Electronic Connectors — 0.0%
Hirose Electric Co., Ltd.	100	14,992

Electronic Measurement Instruments — 0.1%
Halma PLC	651	26,135
Keysight Technologies, Inc.†	1,118	183,967
Sartorius AG (Preference Shares)	59	35,688
Shimadzu Corp.	500	20,167
Yokogawa Electric Corp.	400	6,145

		272,102

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	990	117,384

Electronic Security Devices — 0.0%
Assa Abloy AB, Class B	1,700	54,509

Electronics-Military — 0.0%
Thales SA	183	19,207

Energy-Alternate Sources — 0.1%
Siemens Gamesa Renewable Energy SA†	385	10,737
SolarEdge Technologies, Inc.†	576	149,461
Vestas Wind Systems A/S	1,731	63,826

		224,024

Engineering/R&D Services — 0.0%
JGC Holdings Corp.	500	4,532
Singapore Technologies Engineering, Ltd.	2,600	7,690

		12,222

Enterprise Software/Service — 0.3%
AVEVA Group PLC	207	11,298
Ceridian HCM Holding, Inc.†	2,666	262,335
HubSpot, Inc.†	286	170,462
Oracle Corp. Japan	100	7,466
SAP SE	1,881	269,784
Temenos AG	113	17,962
TIS, Inc.	400	10,367

212

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
UiPath, Inc., Class A†	679	$42,478
WiseTech Global, Ltd.	268	6,077
Workday, Inc., Class A†	822	192,677

		990,906

Entertainment Software — 0.1%
Bilibili, Inc. ADR†	2,643	226,188
CD Projekt SA	121	5,804
DeNA Co., Ltd.	100	1,886
Embracer Group AB†	523	13,524
Konami Holdings Corp.	200	11,091
Nexon Co., Ltd.	800	16,657
Square Enix Holdings Co., Ltd.	200	10,376
Ubisoft Entertainment SA†	138	8,767

		294,293

Explosives — 0.0%
Orica, Ltd.	698	6,373

Filtration/Separation Products — 0.0%
Alfa Laval AB	510	21,318

Finance-Consumer Loans — 0.0%
Acom Co., Ltd.	600	2,467

Finance-Credit Card — 1.1%
American Express Co.	2,133	363,740
Capital One Financial Corp.	5,528	893,878
Discover Financial Services	734	91,251
Mastercard, Inc., Class A	6,359	2,454,192
Orient Corp.†	700	878

		3,803,939

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	8,309	564,597
Daiwa Securities Group, Inc.	2,600	13,641
Nomura Holdings, Inc.	4,800	23,989
SBI Holdings, Inc.	500	11,988

		614,215

Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,200	6,549
ORIX Corp.	2,200	38,459
Tokyo Century Corp.	100	5,510

		50,518

Finance-Other Services — 0.3%
ASX, Ltd.	331	18,727
Deutsche Boerse AG	325	54,275
Hong Kong Exchanges & Clearing, Ltd.	11,200	715,624
Intrum AB	110	3,405
Japan Exchange Group, Inc.	900	20,481
London Stock Exchange Group PLC	3,152	328,072
Singapore Exchange, Ltd.	1,500	13,161

		1,153,745

Fisheries — 0.0%
Leroy Seafood Group ASA	479	4,367
Mowi ASA	770	19,613
Salmar ASA	93	6,170
Toyo Suisan Kaisha, Ltd.	200	7,644

		37,794

Security Description	Shares	Value (Note 2)
Food-Baking — 0.0%
Yamazaki Baking Co., Ltd.	300	$4,120

Food-Catering — 0.0%
Compass Group PLC†	3,060	64,647
Sodexo SA†	145	12,358

		77,005

Food-Confectionery — 0.0%
Barry Callebaut AG	8	20,261
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	22,431
Ezaki Glico Co., Ltd.	200	7,499

		50,191

Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	1,273	5,521
Danone SA	1,177	86,639
Yakult Honsha Co., Ltd.	300	17,732

		109,892

Food-Flour & Grain — 0.0%
Nisshin Seifun Group, Inc.	500	8,075
Wilmar International, Ltd.	4,900	15,745

		23,820

Food-Meat Products — 0.0%
WH Group, Ltd.*	16,500	13,688

Food-Misc./Diversified — 0.6%
Ajinomoto Co., Inc.	1,000	25,483
Associated British Foods PLC	611	17,032
Axfood AB	169	4,575
Calbee, Inc.	300	6,899
Kerry Group PLC, Class A	264	39,142
Kewpie Corp.	200	4,507
Kikkoman Corp.	300	18,395
Kraft Heinz Co.	5,626	216,432
MEIJI Holdings Co., Ltd.	200	12,387
Nestle SA	11,075	1,403,353
NH Foods, Ltd.	200	8,084
Nissin Foods Holdings Co., Ltd.	200	14,238
Orkla ASA	1,389	12,624
Post Holdings, Inc.†	3,234	330,968
Tate & Lyle PLC	802	8,235

		2,122,354

Food-Retail — 0.1%
Carrefour SA	995	18,494
Coles Group, Ltd.	2,286	29,393
Colruyt SA	108	6,139
Dino Polska SA†*	83	6,642
ICA Gruppen AB	158	7,811
J Sainsbury PLC	2,974	11,708
Jeronimo Martins SGPS SA	421	8,573
Kesko Oyj, Class A†	160	6,215
Kesko Oyj, Class B	469	20,109
Kobe Bussan Co., Ltd.	200	6,758
Koninklijke Ahold Delhaize NV	1,839	57,180
Marks & Spencer Group PLC†	3,352	6,308
Ocado Group PLC†	1,039	26,780
Seven & i Holdings Co., Ltd.	1,400	62,396
Tesco PLC	13,249	42,890
WM Morrison Supermarkets PLC	4,129	15,356
Woolworths Group, Ltd.	2,168	61,954

		394,706

213

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Wholesale/Distribution — 0.1%
Olam International, Ltd.	800	$779
Sysco Corp.	2,827	209,763

		210,542

Footwear & Related Apparel — 0.0%
Dr. Martens PLC†	792	4,769

Forestry — 0.0%
Holmen AB	158	8,319

Gambling (Non-Hotel) — 0.0%
Evolution Gaming Group AB*	277	48,367
Flutter Entertainment PLC†	262	44,666
Genting Singapore, Ltd.	7,200	4,308
Tabcorp Holdings, Ltd.	3,800	13,854

		111,195

Gas-Distribution — 0.0%
Centrica PLC†	10,056	6,353
Enagas SA	426	9,785
Hong Kong & China Gas Co., Ltd.	19,530	31,832
Naturgy Energy Group SA	582	15,038
Osaka Gas Co., Ltd.	600	11,245
Toho Gas Co., Ltd.	200	9,758
Tokyo Gas Co., Ltd.	600	11,382

		95,393

Gas-Transportation — 0.0%
Snam SpA	3,628	21,975

Gold Mining — 0.0%
Evolution Mining, Ltd.	3,106	9,570
Newcrest Mining, Ltd.	1,400	27,292
Northern Star Resources, Ltd.	1,993	15,007

		51,869

Home Decoration Products — 0.1%
Newell Brands, Inc.	10,379	256,880

Hotels/Motels — 0.2%
City Developments, Ltd.	800	4,041
InterContinental Hotels Group PLC†	326	21,537
Marriott International, Inc., Class A†	3,213	469,034
Whitbread PLC†	346	14,637

		509,249

Human Resources — 0.1%
Adecco Group AG	279	16,714
Persol Holdings Co., Ltd.	300	6,049
Randstad NV	215	15,610
Recruit Holdings Co., Ltd.	2,900	149,970

		188,343

Import/Export — 0.1%
ITOCHU Corp.	2,500	74,482
Marubeni Corp.	2,800	23,990
Mitsubishi Corp.	2,400	67,665
Mitsui & Co., Ltd.	2,800	64,618
Sumitomo Corp.	2,000	27,197

		257,952

Industrial Automated/Robotic — 0.3%
FANUC Corp.	300	67,189
Harmonic Drive Systems, Inc.	100	5,566
Keyence Corp.	1,100	612,507
Nabtesco Corp.	200	7,635

Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic (continued)
Omron Corp.	400	$34,221
SMC Corp.	700	415,964
THK Co., Ltd.	300	8,588
Yaskawa Electric Corp.	400	19,799

		1,171,469

Industrial Gases — 0.2%
Air Liquide SA	812	141,156
Linde PLC	1,513	463,554
Nippon Sanso Holdings Corp.	400	8,858

		613,568

Instruments-Controls — 0.2%
Honeywell International, Inc.	1,634	382,013
Mettler-Toledo International, Inc.†	106	156,213

		538,226

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	1,769	260,432

Insurance-Life/Health — 0.4%
AIA Group, Ltd.	81,600	978,822
Aviva PLC	6,732	36,220
AXA SA	3,579	92,641
Baloise Holding AG	83	13,109
Challenger, Ltd.	984	4,109
Dai-ichi Life Holdings, Inc.	1,800	33,257
Great Eastern Holdings, Ltd.	200	3,191
Japan Post Holdings Co., Ltd.	2,600	22,094
Japan Post Insurance Co., Ltd.	400	7,107
Legal & General Group PLC	10,226	37,128
M&G PLC	4,456	13,952
NN Group NV	566	28,095
Phoenix Group Holdings PLC	1,405	13,261
Powszechny Zaklad Ubezpieczen SA†	980	9,565
Prudential PLC	4,472	84,058
Suncorp Group, Ltd.	2,194	18,607
Swiss Life Holding AG	55	28,408
T&D Holdings, Inc.	1,000	12,817

		1,436,441

Insurance-Multi-line — 0.9%
Aegon NV	2,417	10,276
Ageas SA/NV	316	16,675
Allianz SE	4,590	1,143,110
Assicurazioni Generali SpA	2,148	42,916
Chubb, Ltd.	1,729	291,752
CNA Financial Corp.	2,285	100,563
Direct Line Insurance Group PLC	2,338	9,654
Hartford Financial Services Group, Inc.	6,048	384,774
Loews Corp.	11,491	616,262
Mapfre SA	1,689	3,481
Medibank Private, Ltd.	4,720	11,482
Sampo Oyj, Class A	865	41,710
Storebrand ASA	802	6,899
Talanx AG	90	3,828
UnipolSai Assicurazioni SpA	749	2,084
Vienna Insurance Group AG Wiener Versicherung Gruppe	62	1,710
Zurich Insurance Group AG	1,141	459,946

		3,147,122

Insurance-Property/Casualty — 0.8%
Admiral Group PLC	442	20,853
Alleghany Corp.†	332	220,149

214

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Berkshire Hathaway, Inc., Class B†	3,492	$971,789
Gjensidige Forsikring ASA	325	7,431
Hiscox, Ltd.†	606	7,379
Insurance Australia Group, Ltd.	4,224	15,081
MS&AD Insurance Group Holdings, Inc.	800	24,731
Progressive Corp.	8,604	818,757
QBE Insurance Group, Ltd.	2,521	20,262
Sompo Holdings, Inc.	600	24,828
Tokio Marine Holdings, Inc.	1,300	62,021
Travelers Cos., Inc.	4,160	619,507
Tryg A/S	527	13,031

		2,825,819

Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd.	565	238,396
Hannover Rueck SE	104	17,505
Muenchener Rueckversicherungs-Gesellschaft AG	241	65,176
Swiss Re AG	484	43,811

		364,888

Internet Application Software — 0.0%
Shopify, Inc., Class A†	65	97,495

Internet Connectivity Services — 0.0%
United Internet AG	196	8,109

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	2,650	944,195
Netflix, Inc.†	604	312,612
Roku, Inc.†	546	233,857
Snap, Inc., Class A†	1,864	138,719

		1,629,383

Internet Content-Information/News — 0.2%
Adevinta ASA†	400	7,690
Deliveroo PLC†*	675	3,096
Kakaku.com, Inc.	300	8,186
M3, Inc.	800	52,404
Prosus NV	724	64,243
SEEK, Ltd.	604	12,994
Tencent Holdings, Ltd.	10,700	660,311

		808,924

Internet Gambling — 0.0%
DraftKings, Inc., Class A†	2,553	123,820
Entain PLC†	1,002	25,276

		149,096

Internet Security — 0.0%
Trend Micro, Inc.	200	10,408

Investment Companies — 0.1%
Aker ASA, Class A	40	3,072
EXOR NV	195	16,061
Groupe Bruxelles Lambert SA	201	23,384
HAL Trust	144	25,347
Industrivarden AB, Class A	274	10,949
Industrivarden AB, Class C	288	11,044
Investor AB, Class A	1,092	27,142
Investor AB, Class B	3,120	77,292
Kinnevik AB, Class B	414	18,056
L E Lundbergforetagen AB, Class B	110	7,858
Melrose Industries PLC	8,325	18,506

Security Description	Shares	Value (Note 2)
Investment Companies (continued)
Sofina SA	28	$13,124
Washington H. Soul Pattinson & Co., Ltd.	213	5,122

		256,957

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	1,126	290,012
AMP, Ltd.	5,888	4,503
Amundi SA*	104	9,618
BlackRock, Inc.	182	157,825
Hargreaves Lansdown PLC	471	10,684
Invesco, Ltd.	5,964	145,402
Julius Baer Group, Ltd.	383	25,337
Magellan Financial Group, Ltd.	245	8,817
Nordnet AB	259	4,183
Schroders PLC	214	10,872
Schroders PLC (Non-Voting)†	79	2,805
St James’s Place PLC	923	20,348
Standard Life Aberdeen PLC	3,741	14,758
T. Rowe Price Group, Inc.	1,399	285,620

		990,784

Leisure Products — 0.0%
Yamaha Corp.	200	11,079

Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	700	7,234
Techtronic Industries Co., Ltd.	3,000	53,691

		60,925

Machinery-Construction & Mining — 0.1%
Epiroc AB, Class A	1,073	25,081
Epiroc AB, Class B	669	13,458
Hitachi Construction Machinery Co., Ltd.	200	5,648
Komatsu, Ltd.	1,700	44,323
Metso Outotec Oyj	1,211	13,762
Sandvik AB	1,871	48,736
Weir Group PLC†	445	10,684

		161,692

Machinery-Electrical — 0.1%
Fuji Electric Co., Ltd.	300	13,110
Hitachi, Ltd.	1,700	97,632
Konecranes OYJ	110	4,731
Mitsubishi Electric Corp.	3,700	50,086
Mitsubishi Heavy Industries, Ltd.	600	17,425
Schindler Holding AG (Participation Certificate)	69	22,335
Schindler Holding AG	33	10,281
Siemens Energy AG†	685	18,647

		234,247

Machinery-Farming — 0.2%
CNH Industrial NV	1,707	28,517
Deere & Co.	1,419	513,096
Husqvarna AB, Class A	32	449
Husqvarna AB, Class B	708	9,900
Kubota Corp.	1,900	39,704

		591,666

Machinery-General Industrial — 0.3%
ANDRITZ AG	122	6,725
Atlas Copco AB, Class A	7,853	531,603
Atlas Copco AB, Class B	669	38,044

215

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial (continued)
GEA Group AG	282	$12,507
Hexagon AB, Class B	3,374	55,932
Kone Oyj, Class B	5,253	435,004
Spirax-Sarco Engineering PLC	127	26,489
Sumitomo Heavy Industries, Ltd.	200	5,571

		1,111,875

Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	200	17,923
KION Group AG	124	13,168

		31,091

Machinery-Pumps — 0.3%
Dover Corp.	3,076	514,061
Ingersoll Rand, Inc.†	11,982	585,560

		1,099,621

Medical Instruments — 0.6%
Alcon, Inc.	857	62,394
Ambu A/S, Class B	294	10,877
Asahi Intecc Co., Ltd.	500	13,548
Boston Scientific Corp.†	21,143	964,121
Demant A/S†	177	10,819
Elekta AB, Series B	631	9,204
Getinge AB, Class B	374	16,264
Intuitive Surgical, Inc.†	472	467,969
Medtronic PLC	2,435	319,740
Olympus Corp.	2,200	45,302

		1,920,238

Medical Labs & Testing Services — 0.2%
BioMerieux	70	8,345
Catalent, Inc.†	1,286	154,076
Eurofins Scientific SE	210	25,120
Lonza Group AG	649	505,105
PeptiDream, Inc.†	200	8,252

		700,898

Medical Products — 0.3%
Cochlear, Ltd.	112	20,206
Coloplast A/S, Class B	205	37,483
ConvaTec Group PLC*	2,748	9,048
Cooper Cos., Inc.	363	153,103
Koninklijke Philips NV	1,565	72,180
Sartorius Stedim Biotech	42	23,968
Siemens Healthineers AG*	486	32,112
Smith & Nephew PLC	1,517	30,922
Sonova Holding AG	92	36,149
Straumann Holding AG	20	37,096
Terumo Corp.	1,200	46,590
Zimmer Biomet Holdings, Inc.	2,348	383,710

		882,567

Medical-Biomedical/Gene — 0.7%
Alnylam Pharmaceuticals, Inc.†	504	90,186
Amgen, Inc.	408	98,548
Argenx SE (BSE)†	60	18,278
Argenx SE (XAMS)†	28	8,546
Biogen, Inc.†	1,712	559,362
CSL, Ltd.	781	165,798
Exact Sciences Corp.†	954	102,879
Exelixis, Inc.†	3,984	67,131
Genmab A/S†	112	50,522

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
H. Lundbeck A/S	106	$3,200
Horizon Therapeutics PLC†	1,612	161,232
Regeneron Pharmaceuticals, Inc.†	1,396	802,156
Royalty Pharma PLC, Class A	2,449	93,552
Swedish Orphan Biovitrum AB†	313	6,114
Vertex Pharmaceuticals, Inc.†	921	185,655

		2,413,159

Medical-Drugs — 2.6%
AbbVie, Inc.	17,101	1,988,846
Astellas Pharma, Inc.	3,100	49,375
AstraZeneca PLC	2,662	305,726
Bayer AG	1,690	100,792
Bristol-Myers Squibb Co.	24,854	1,686,841
Chugai Pharmaceutical Co., Ltd.	1,100	40,672
Daiichi Sankyo Co., Ltd.	3,200	63,367
Eisai Co., Ltd.	500	41,041
Eli Lilly & Co.	1,345	327,508
GlaxoSmithKline PLC	8,617	170,277
Grifols SA	503	12,794
Grifols SA, Class B (Preference Shares)	447	6,867
Hikma Pharmaceuticals PLC	275	10,112
Hisamitsu Pharmaceutical Co., Inc.	100	4,380
Ipsen SA	68	7,271
Jazz Pharmaceuticals PLC†	635	107,645
Johnson & Johnson	2,918	502,480
Kobayashi Pharmaceutical Co., Ltd.	100	7,970
Kyowa Kirin Co., Ltd.	7,700	250,283
Merck & Co., Inc.	2,685	206,396
Merck KGaA	222	45,483
Nippon Shinyaku Co., Ltd.	100	7,516
Novartis AG	4,243	392,460
Novo Nordisk A/S, Class B	18,018	1,668,972
Ono Pharmaceutical Co., Ltd.	900	20,584
Organon & Co.†	3,569	103,537
Orion Oyj, Class A†	52	2,214
Orion Oyj, Class B	181	7,705
Otsuka Holdings Co., Ltd.	1,000	39,753
Recordati Industria Chimica e Farmaceutica SpA	172	10,642
Roche Holding AG (BR)	46	19,754
Roche Holding AG (NES)	1,208	467,136
Sanofi	1,974	203,417
Santen Pharmaceutical Co., Ltd.	600	8,130
Shionogi & Co., Ltd.	500	26,297
Sumitomo Dainippon Pharma Co., Ltd.	400	6,915
Taisho Pharmaceutical Holdings Co., Ltd.	100	5,598
Takeda Pharmaceutical Co., Ltd.	2,700	89,753
Tsumura & Co.	200	6,312
UCB SA	217	23,471
Vifor Pharma AG	74	10,353

		9,056,645

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Industries, Ltd.†	1,866	18,138
Viatris, Inc.	10,559	148,565

		166,703

Medical-HMO — 0.4%
Centene Corp.†	1,786	122,537
UnitedHealth Group, Inc.	2,648	1,091,559

		1,214,096

216

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	620	$153,884
Mediclinic International PLC†	821	3,178
NMC Health PLC†(1)	210	0
Ramsay Health Care, Ltd.	317	14,925

		171,987

Medical-Wholesale Drug Distribution — 0.1%
Alfresa Holdings Corp.	400	6,118
AmerisourceBergen Corp.	2,649	323,628
Amplifon SpA	143	7,074
McKesson Corp.	688	140,235
Medipal Holdings Corp.	300	5,653
Suzuken Co., Ltd.	100	2,902

		485,610

Metal Processors & Fabrication — 0.0%
NSK, Ltd.	800	6,611
SKF AB, Class A†	26	693
SKF AB, Class B	647	17,223

		24,527

Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	500	17,439

Metal-Aluminum — 0.0%
Alumina, Ltd.	4,027	4,956
Norsk Hydro ASA	2,340	15,567
South32, Ltd.	8,193	17,939

		38,462

Metal-Copper — 0.1%
Antofagasta PLC	591	12,271
Freeport-McMoRan, Inc.	3,834	146,075

		158,346

Metal-Diversified — 0.3%
Anglo American PLC	13,908	616,139
Boliden AB	468	18,262
Glencore PLC	18,816	84,581
KGHM Polska Miedz SA	233	11,770
Mitsubishi Materials Corp.	200	4,172
Rio Tinto PLC	4,246	361,857
Rio Tinto, Ltd.	637	62,695

		1,159,476

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,849	52,319

Miscellaneous Manufacturing — 0.0%
Alstom SA	483	20,044

Motion Pictures & Services — 0.0%
Toho Co., Ltd.	300	13,065

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	818	24,075

Multimedia — 0.1%
Bollore SA	1,566	8,751
Informa PLC†	2,574	17,699
Pearson PLC	1,292	15,591
Vivendi SE	1,490	50,330
Walt Disney Co.†	1,566	275,647

		368,018

Security Description	Shares	Value (Note 2)
Networking Products — 0.1%
Cisco Systems, Inc.	3,920	$217,050
Nokia Oyj†	9,726	59,637
Telefonaktiebolaget LM Ericsson, Class A†	103	1,200
Telefonaktiebolaget LM Ericsson, Class B	4,598	53,014

		330,901

Office Automation & Equipment — 0.1%
Canon Marketing Japan, Inc.	100	2,240
Canon, Inc.	1,900	43,635
FUJIFILM Holdings Corp.	700	50,273
Ricoh Co., Ltd.	1,100	12,004
Seiko Epson Corp.	600	10,322
Zebra Technologies Corp., Class A†	346	191,158

		309,632

Oil Companies-Exploration & Production — 0.5%
Aker BP ASA	185	4,998
Cabot Oil & Gas Corp.	11,827	189,232
ConocoPhillips	20,262	1,135,888
Diamondback Energy, Inc.	1,305	100,655
EOG Resources, Inc.	1,410	102,732
Inpex Corp.	1,900	13,396
Lundin Energy AB	328	10,223
Pioneer Natural Resources Co.	457	66,434
Santos, Ltd.	3,212	15,121
Woodside Petroleum, Ltd.	1,683	27,088

		1,665,767

Oil Companies-Integrated — 0.4%
BP PLC	85,832	344,127
Chevron Corp.	3,322	338,213
Eni SpA	4,324	51,075
Equinor ASA	1,842	36,035
Galp Energia SGPS SA	779	7,607
OMV AG	256	13,815
Polskie Gornictwo Naftowe I Gazownictwo SA	2,782	4,540
Repsol SA	2,472	27,041
Royal Dutch Shell PLC, Class A	7,027	140,977
Royal Dutch Shell PLC, Class B	6,374	125,803
TotalEnergies SE	4,298	187,416

		1,276,649

Oil Refining & Marketing — 0.2%
Ampol, Ltd.	409	8,492
DCC PLC	174	14,568
ENEOS Holdings, Inc.	5,500	22,935
Grupa Lotos SA	149	2,052
Idemitsu Kosan Co., Ltd.	400	9,404
Marathon Petroleum Corp.	4,102	226,512
Neste Oyj	738	45,409
Phillips 66	3,001	220,363
Polski Koncern Naftowy Orlen SA	501	9,490

		559,225

Oil-Field Services — 0.0%
Subsea 7 SA	390	3,130

Optical Supplies — 0.0%
EssilorLuxottica SA	512	96,643

Paper & Related Products — 0.0%
Mondi PLC	832	23,067

217

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Paper & Related Products (continued)
Oji Holdings Corp.	1,800	$10,390
Smurfit Kappa Group PLC	442	24,932
Stora Enso Oyj, Class R	1,050	20,769
Svenska Cellulosa AB SCA, Class A†	38	716
Svenska Cellulosa AB SCA, Class B	1,028	19,125
UPM-Kymmene Oyj	915	37,413

		136,412

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	253	70,762

Petrochemicals — 0.1%
LG Chem, Ltd.	462	338,823
Mitsui Chemicals, Inc.	300	9,581

		348,404

Pharmacy Services — 0.3%
Cigna Corp.	3,529	809,870
CVS Health Corp.	4,127	339,900

		1,149,770

Photo Equipment & Supplies — 0.0%
Nikon Corp.	600	5,588

Pipelines — 0.2%
APA Group	2,021	14,133
Equitrans Midstream Corp.	7,309	60,080
Kinder Morgan, Inc.	16,464	286,144
Koninklijke Vopak NV	113	4,786
TC Energy Corp.	3,886	189,441
Williams Cos., Inc.	10,398	260,470

		815,054

Power Converter/Supply Equipment — 0.4%
ABB, Ltd.	3,269	119,511
Generac Holdings, Inc.†	633	265,455
Schneider Electric SE	5,924	992,650

		1,377,616

Precious Metals — 0.0%
Polymetal International PLC	477	10,369

Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	500	11,774
Toppan Printing Co., Ltd.	500	8,491

		20,265

Private Equity — 0.2%
3i Group PLC	1,668	29,645
Blackstone Group, Inc., Class A	2,392	275,726
Brookfield Asset Management, Inc., Class A	2,433	131,358
EQT AB	360	17,385
Partners Group Holding AG	33	56,418

		510,532

Public Thoroughfares — 0.0%
Atlantia SpA†	863	15,680
Transurban Group	4,691	49,357

		65,037

Publishing-Books — 0.0%
Fuji Media Holdings, Inc.	100	1,087

Publishing-Newspapers — 0.0%
Schibsted ASA, Class A	137	7,263
Schibsted ASA, Class B	173	7,985

		15,248

Security Description	Shares	Value (Note 2)
Publishing-Periodicals — 0.0%
Wolters Kluwer NV	460	$52,470

Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series C†	5,816	268,699

Real Estate Investment Trusts — 1.4%
Advance Residence Investment Corp.	3	10,224
American Homes 4 Rent, Class A	6,356	266,952
Ascendas Real Estate Investment Trust	5,372	12,369
British Land Co. PLC	1,607	11,397
Brixmor Property Group, Inc.	12,677	291,825
CapitaLand Integrated Commercial Trust	7,720	12,249
Covivio	82	7,706
Daiwa House REIT Investment Corp.	3	8,925
Derwent London PLC	192	9,700
Dexus†	1,861	14,039
EastGroup Properties, Inc.	1,339	235,959
Federal Realty Investment Trust	1,491	175,237
Gecina SA	93	14,764
GLP J-REIT	7	12,538
Goodman Group	2,880	47,937
GPT Group	3,338	11,459
Japan Metropolitan Fund Investment Corp.	11	11,513
Japan Prime Realty Investment Corp.	2	7,821
Japan Real Estate Investment Corp.	3	18,830
Keppel REIT	3,300	2,922
Kimco Realty Corp.	14,486	308,986
Lamar Advertising Co., Class A	652	69,503
Land Securities Group PLC	1,287	12,686
Link REIT	3,500	33,488
Mapletree Commercial Trust	3,700	5,898
Mapletree North Asia Commercial Trust	2,600	1,938
Mid-America Apartment Communities, Inc.	1,981	382,531
Mirvac Group	6,748	14,184
Nippon Building Fund, Inc.	3	19,386
Nippon Prologis REIT, Inc.	4	13,345
Nomura Real Estate Master Fund, Inc.	9	14,308
Orix JREIT, Inc.	4	7,639
Prologis, Inc.	8,662	1,109,083
Public Storage	1,259	393,412
Rayonier, Inc.	8,694	327,851
Scentre Group	8,895	17,049
Segro PLC	2,042	34,549
Stockland	4,090	13,238
Sun Communities, Inc.	1,137	222,977
Suntec Real Estate Investment Trust	3,600	3,879
Unibail-Rodamco-Westfield†	238	19,792
United Urban Investment Corp.	5	7,359
Vicinity Centres	6,630	7,592
Welltower, Inc.	1,517	131,767
Weyerhaeuser Co.	11,961	403,445

		4,760,251

Real Estate Management/Services — 0.2%
Aeon Mall Co., Ltd.	200	3,046
CBRE Group, Inc., Class A†	3,391	327,096
Daito Trust Construction Co., Ltd.	100	11,773
Deutsche Wohnen SE	616	38,475
ESR Cayman, Ltd.†*	1,800	6,330
Fabege AB	464	8,051

218

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services (continued)
Fastighets AB Balder, Class B†	174	$12,031
Mitsubishi Estate Co., Ltd.	2,400	37,659
REA Group, Ltd.	86	10,237
Vonovia SE	973	64,868

		519,566

Real Estate Operations & Development — 0.1%
Aroundtown SA	2,055	16,113
Azrieli Group, Ltd.	62	4,951
CapitaLand, Ltd.	4,300	12,795
Castellum AB	419	11,742
CK Asset Holdings, Ltd.	4,000	27,276
Frasers Property, Ltd.	1,400	1,168
Hang Lung Properties, Ltd.	3,000	7,763
Henderson Land Development Co., Ltd.	2,000	8,949
Hulic Co., Ltd.	800	9,120
Mitsui Fudosan Co., Ltd.	1,800	42,149
New World Development Co., Ltd.	2,750	13,056
Nomura Real Estate Holdings, Inc.	100	2,478
Sino Land Co., Ltd.	4,000	6,128
Sumitomo Realty & Development Co., Ltd.	800	26,061
Sun Hung Kai Properties, Ltd.	2,500	35,828
Swire Properties, Ltd.	1,800	5,123
Tokyo Tatemono Co., Ltd.	300	4,512
Tokyu Fudosan Holdings Corp.	1,000	5,640
UOL Group, Ltd.	800	4,306
Wharf Real Estate Investment Co., Ltd.	3,000	16,951

		262,109

Recreational Vehicles — 0.0%
Yamaha Motor Co., Ltd.	500	12,511

Rental Auto/Equipment — 0.0%
Ashtead Group PLC	773	57,907

Resort/Theme Parks — 0.0%
Oriental Land Co., Ltd.	400	54,763

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	988	21,738

Retail-Apparel/Shoe — 0.2%
ABC-Mart, Inc.	100	5,537
Fast Retailing Co., Ltd.	100	67,847
Gap, Inc.	9,880	288,200
Hennes & Mauritz AB, Class B†	1,302	27,276
Industria de Diseno Textil SA	1,922	65,210
JD Sports Fashion PLC	849	10,577
Moncler SpA	363	24,997
Next PLC†	227	24,851
Ross Stores, Inc.	1,404	172,257
Salvatore Ferragamo SpA†	115	2,300
Shimamura Co., Ltd.	100	9,663
Zalando SE†*	292	32,480

		731,195

Retail-Auto Parts — 0.4%
AutoZone, Inc.†	366	594,227
O’Reilly Automotive, Inc.†	1,430	863,491

		1,457,718

Retail-Automobile — 0.0%
CarMax, Inc.†	1,041	139,442
USS Co., Ltd.	300	5,220

		144,662

Security Description	Shares	Value (Note 2)
Retail-Building Products — 0.4%
Home Depot, Inc.	1,062	$348,538
Kingfisher PLC	3,616	18,510
Lowe’s Cos., Inc.	4,606	887,530
Nitori Holdings Co., Ltd.	200	38,044
Reece, Ltd.	487	8,417
Wesfarmers, Ltd.	1,942	87,261

		1,388,300

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,287	256,944
K’s Holdings Corp.†	300	3,545
Yamada Holdings Co., Ltd.	1,300	6,138

		266,627

Retail-Convenience Store — 0.0%
Lawson, Inc.	200	10,042

Retail-Discount — 0.1%
Aeon Co., Ltd.	1,500	41,065
Dollar General Corp.	965	224,498
Harvey Norman Holdings, Ltd.	1,175	4,903
Pan Pacific International Holdings Corp.	1,100	22,963
Seria Co., Ltd.	100	3,596

		297,025

Retail-Drug Store — 0.0%
Matsumotokiyoshi Holdings Co., Ltd.	100	4,440
Sundrug Co., Ltd.	100	3,246
Tsuruha Holdings, Inc.	100	11,871
Welcia Holdings Co., Ltd.	200	6,812

		26,369

Retail-Gardening Products — 0.0%
Tractor Supply Co.	845	152,886

Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	76,593	252,331

Retail-Jewelry — 0.1%
Chow Tai Fook Jewellery Group, Ltd.	3,600	7,543
Cie Financiere Richemont SA	894	114,502
Pandora A/S	171	22,169
Swatch Group AG (TRQX)	94	6,106
Swatch Group AG (XEGT)	49	16,369

		166,689

Retail-Major Department Stores — 0.0%
Marui Group Co., Ltd.	400	6,986

Retail-Misc./Diversified — 0.0%
Izumi Co., Ltd.	100	3,419
J. Front Retailing Co., Ltd.	300	2,524
Ryohin Keikaku Co., Ltd.	500	10,218

		16,161

Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	2,341	345,321

Retail-Regional Department Stores — 0.1%
Isetan Mitsukoshi Holdings, Ltd.	600	4,058
Kohl’s Corp.	3,377	171,552

		175,610

Retail-Restaurants — 0.4%
Domino’s Pizza Enterprises, Ltd.	108	9,292
McDonald’s Corp.	2,343	568,670
McDonald’s Holdings Co. Japan, Ltd.	100	4,508

219

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants (continued)
Yum! Brands, Inc.	6,009	$789,522

		1,371,992

Retail-Vision Service Center — 0.0%
GrandVision NV†*	101	3,396
National Vision Holdings, Inc.†	1,549	83,615

		87,011

Retirement/Aged Care — 0.0%
China Evergrande New Energy Vehicle Group, Ltd.†	4,500	7,251
Ryman Healthcare, Ltd.	711	6,537

		13,788

Rubber-Tires — 0.0%
Bridgestone Corp.	1,100	48,415
Cie Generale des Etablissements Michelin SCA	306	49,971
Continental AG†	186	25,279
Nokian Renkaat Oyj	221	9,321
Pirelli & C SpA*	754	4,565
Sumitomo Rubber Industries, Ltd.	200	2,690
Yokohama Rubber Co., Ltd.	300	5,987

		146,228

Rubber/Plastic Products — 0.0%
Hexpol AB	446	6,070

Schools — 0.0%
Benesse Holdings, Inc.	100	2,301
Bright Horizons Family Solutions, Inc.†	779	116,461

		118,762

Security Services — 0.0%
Secom Co., Ltd.	400	30,215
Securitas AB, Class B	549	9,679
Sohgo Security Services Co., Ltd.	100	4,680

		44,574

Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	9,892	1,656,119
NXP Semiconductors NV	4,536	936,185
QUALCOMM, Inc.	1,627	243,725
Renesas Electronics Corp.†	2,400	25,992
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,043	938,135

		3,800,156

Semiconductor Equipment — 0.9%
Advantest Corp.	400	35,493
ASM Pacific Technology, Ltd.	600	7,741
ASML Holding NV (NASDAQ)	492	377,236
ASML Holding NV (XAMS)	2,260	1,718,501
Entegris, Inc.	1,539	185,665
Lam Research Corp.	632	402,843
Lasertec Corp.†	100	18,816
Teradyne, Inc.	875	111,125
Tokyo Electron, Ltd.	300	123,604

		2,981,024

Shipbuilding — 0.0%
Kongsberg Gruppen ASA	154	4,408
Wartsila Oyj Abp	832	12,537

		16,945

Security Description	Shares	Value (Note 2)
Silver Mining — 0.0%
Fresnillo PLC	315	$3,582

Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA	169	15,364
Henkel AG & Co. KGaA (Preference Shares)	306	31,027
Reckitt Benckiser Group PLC	1,267	97,242

		143,633

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	200	4,845
Tenaris SA	809	8,274

		13,119

Steel-Producers — 0.0%
ArcelorMittal SA	1,191	41,598
BlueScope Steel, Ltd.	863	15,513
Evraz PLC	923	7,874
JFE Holdings, Inc.	1,000	12,252
Nippon Steel Corp.	1,600	27,967
SSAB AB, Class A†	395	2,259
SSAB AB, Class B†	1,070	5,476
voestalpine AG	190	8,378

		121,317

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.†	300	5,856

Telecom Services — 0.0%
HKT Trust & HKT, Ltd.	5,000	6,796
Orange Polska SA†	1,107	2,201
Singapore Telecommunications, Ltd. (NYSE)	3,400	5,696
Singapore Telecommunications, Ltd. (SGX)	8,500	14,262
Telenor ASA	1,142	19,828

		48,783

Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	12,723	269,218
NICE, Ltd.†	108	30,105

		299,323

Telephone-Integrated — 0.4%
Bezeq The Israeli Telecommunication Corp., Ltd.†	3,500	3,733
BT Group PLC†	15,031	36,260
Deutsche Telekom AG	5,570	115,725
Elisa Oyj	258	16,584
KDDI Corp.	2,800	85,451
Koninklijke KPN NV	6,050	19,881
Nippon Telegraph & Telephone Corp.	2,200	56,367
Proximus SADP	266	5,465
SoftBank Group Corp.	2,200	138,259
Swisscom AG	45	27,075
Telecom Italia SpA	19,964	8,788
Telecom Italia SpA (RSP)	10,330	4,824
Telefonica Deutschland Holding AG	1,580	4,264
Telefonica SA	8,997	41,272
Telekom Austria AG†	240	2,047
Telia Co., AB	4,204	18,453
Verizon Communications, Inc.	11,983	668,412

		1,252,860

Television — 0.1%
Cyfrowy Polsat SA	473	4,194

220

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Television (continued)
ITV PLC†	6,208	$9,674
Nexstar Media Group, Inc., Class A	1,493	219,576
RTL Group SA	63	3,564

		237,008

Textile-Apparel — 0.3%
LPP SA	2	7,178
LVMH Moet Hennessy Louis Vuitton SE	1,410	1,128,364

		1,135,542

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,593	310,476

Textile-Products — 0.0%
Teijin, Ltd.	300	4,542

Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	1,067	51,312

Tobacco — 0.1%
British American Tobacco PLC	3,929	146,452
Imperial Brands PLC	1,627	34,855
Japan Tobacco, Inc.	1,900	37,156
Philip Morris International, Inc.	2,513	251,526
Swedish Match AB	2,780	24,890

		494,879

Tools-Hand Held — 0.2%
Makita Corp.	500	25,945
Stanley Black & Decker, Inc.	3,265	643,368

		669,313

Toys — 0.0%
Bandai Namco Holdings, Inc.	400	25,885
Nintendo Co., Ltd.	200	103,047

		128,932

Transport-Marine — 0.0%
AP Moller - Maersk A/S, Series A	5	13,364
AP Moller - Maersk A/S, Series B	11	30,531
Mitsui OSK Lines, Ltd.	100	5,197
Nippon Yusen KK	300	16,226

		65,318

Transport-Rail — 0.5%
Aurizon Holdings, Ltd.	3,178	9,029
Canadian National Railway Co.	3,908	424,630
Central Japan Railway Co.	400	58,431
East Japan Railway Co.	700	46,692
Getlink SE	744	11,912
Hankyu Hanshin Holdings, Inc.	500	14,770
Keihan Holdings Co., Ltd.	200	5,495
Keikyu Corp.	500	5,938
Keio Corp.	200	11,200
Keisei Electric Railway Co., Ltd.	300	8,929
Kintetsu Group Holdings Co., Ltd.†	300	10,130
MTR Corp., Ltd.	2,500	14,821
Nagoya Railroad Co., Ltd.†	300	5,056
Nankai Electric Railway Co., Ltd.†	100	2,123
Norfolk Southern Corp.	4,021	1,036,734
Odakyu Electric Railway Co., Ltd.	600	14,316
Seibu Holdings, Inc.†	500	5,647
Tobu Railway Co., Ltd.	300	7,796

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail (continued)
Tokyu Corp.	900	$12,057
West Japan Railway Co.	300	16,277

		1,721,983

Transport-Services — 0.3%
ComfortDelGro Corp., Ltd.	3,400	3,941
Deutsche Post AG	4,228	286,339
DSV PANALPINA A/S	350	85,259
FedEx Corp.	1,630	456,318
Kamigumi Co., Ltd.	200	4,244
Kuehne & Nagel International AG	86	29,016
Kyushu Railway Co.	200	4,517
Nippon Express Co., Ltd.	200	14,587
Oesterreichische Post AG	54	2,849
Poste Italiane SpA*	784	10,393
Royal Mail PLC	1,713	12,002
SG Holdings Co., Ltd.	900	24,303
Yamato Holdings Co., Ltd.	600	17,274

		951,042

Transport-Truck — 0.0%
Old Dominion Freight Line, Inc.	571	153,685

Travel Services — 0.0%
TUI AG†	1,413	6,656

Water — 0.0%
Severn Trent PLC	416	16,189
Suez SA	714	16,669
United Utilities Group PLC	1,168	17,416
Veolia Environnement SA	937	30,786

		81,060

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	200	9,707

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	690	1,859,226
Alphabet, Inc., Class C†	1,056	2,855,867
Iliad SA	26	5,594
Z Holdings Corp.	4,200	21,035

		4,741,722

Wire & Cable Products — 0.0%
Prysmian SpA	459	16,469

Total Common Stocks (cost $136,980,903)		170,086,324

REGISTERED INVESTMENT COMPANIES — 6.1%
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	827,283	$6,601,719
JPMorgan Emerging Markets Equity Fund, Class R6	106,662	4,484,069
JPMorgan High Yield Fund, Class R6	1,376,614	10,076,815

Total Registered Investment Companies (cost $19,066,622)		21,162,603

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Super Regional — 0.0%
Wells Fargo & Co. 3.90% due 03/15/2026(2)	$100,000	103,814

Diversified Banking Institutions — 0.1%
Citigroup, Inc. 4.00% due 12/10/2025(2)	50,000	51,665
Credit Suisse Group AG 7.50% due 12/11/2023*(2)	200,000	220,750

		272,415

221

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC 4.38% due 06/22/2025(2)	$65,000	$69,387
BP Capital Markets PLC 4.88% due 03/22/2030(2)	100,000	110,405

		179,792

Total Preferred Securities/Capital Securities (cost $525,237)		556,021

ASSET BACKED SECURITIES — 7.0%
Diversified Financial Services — 7.0%
ACC Trust Series 2021-1, Class A 0.74% due 11/20/2023*	94,069	94,071
American Credit Acceptance Receivables Trust Series 2021-1, Class B 0.61% due 03/13/2025*	750,000	750,326
American Credit Acceptance Receivables Trust Series 2021-1, Class C 0.83% due 03/15/2027*	593,000	594,321
American Credit Acceptance Receivables Trust Series 2021-2, Class C 0.97% due 07/13/2027*	329,000	330,550
American Credit Acceptance Receivables Trust Series 2020-4, Class C 1.31% due 12/14/2026*	300,000	303,042
American Credit Acceptance Receivables Trust Series 2020-3, Class C 1.85% due 06/15/2026*	270,000	274,718
American Credit Acceptance Receivables Trust Series 2019-3, Class C 2.76% due 09/12/2025*	161,343	162,830
American Credit Acceptance Receivables Trust Series 2019-3, Class D 2.89% due 09/12/2025*	135,000	138,261
American Credit Acceptance Receivables Trust Series 2018-2, Class D 4.07% due 07/10/2024*	136,103	138,324
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	35,928	36,306
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(3)(4)	38,682	38,912
Arroyo Mtg. Trust VRS Series 2019-3, Class A1 2.96% due 10/25/2048*(3)(4)	83,565	84,873
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(3)(4)	45,346	46,233
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.09% due 08/10/2038*(4)(5)	100,000	115,511

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
BANK Series 2020-BN28, Class AS 2.14% due 03/15/2063(5)	$100,000	$99,850
BANK Series 2019-BN20, Class A2 2.76% due 09/15/2062(5)	185,000	196,756
BANK Series 2019-BN23, Class A3 2.92% due 12/15/2052(5)	100,000	108,519
BANK Series 2019-BN19, Class A2 2.93% due 08/15/2061(5)	205,000	220,821
BANK Series 2019-BN24, Class A3 2.96% due 11/15/2062(5)	45,000	49,017
BANK Series 2019-BN22, Class A4 2.98% due 11/15/2062(5)	180,000	196,218
BANK VRS Series 2019-BN16, Class C 4.79% due 02/15/2052(4)(5)	200,000	226,722
BBCMS Mtg. Trust FRS Series 2018-CBM, Class A 1.09% (1 ML+1.00%) due 07/15/2037*(5)	70,000	70,121
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 0.91% (1 ML+0.82%) due 06/15/2035*(5)	130,000	130,018
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 0.76% (1 ML+0.67%) due 03/15/2037*(5)	270,000	270,418
BX Commercial Mtg. Trust Series 2020-VIV4, Class A 2.84% due 03/09/2044*(5)	265,000	282,036
BX Trust FRS Series 2018-EXCL, Class A 1.18% (1 ML+1.09%) due 09/15/2037*(5)	165,675	163,824
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(5)	120,000	132,391
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(4)(5)	260,000	283,967
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	100,522	100,768
CCUBS Commercial Mtg. Trust VRS Series 2017-C1, Class C 4.39% due 11/15/2050(4)(5)	60,000	66,045
CD Mtg. Trust VRS Series 2016-CD1, Class C 3.63% due 08/10/2049(4)(5)	300,000	313,822
CD Mtg. Trust VRS Series 2016-CD2, Class C 4.00% due 11/10/2049(4)(5)	130,000	135,711
CIM Trust FRS Series 2019-INV1, Class A2 1.09% (1 ML+1.00%) due 02/25/2049*(3)	21,988	21,988

222

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class C 4.15% due 04/10/2048(4)(5)	$435,000	$469,040
Citigroup Mtg. Loan Trust, Inc. VRS Series 2007-12, Class 2A1 6.50% due 10/25/2036*(3)(4)	86,271	65,028
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(5)	360,000	367,809
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(5)	100,000	106,759
COMM Mtg. Trust VRS Series 2014-CR19, Class C 4.70% due 08/10/2047(4)(5)	285,000	301,700
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.72% due 02/10/2047(4)(5)	100,000	107,563
COMM Mtg. Trust VRS Series 2013-CR10, Class C 4.90% due 08/10/2046*(4)(5)	350,000	370,427
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 0.59% (1 ML+0.50%) due 02/25/2044*	54,684	54,324
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.28% (1 ML+0.20%) due 07/20/2046(3)	125,689	95,978
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(3)	153,078	120,379
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(3)	15,675	12,917
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A 0.96% due 02/15/2030*	273,000	273,765
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	302,000	303,264
CSAIL Commercial Mtg. Trust VRS Series 2021-C20, Class AS 3.08% due 03/15/2054(4)(5)	350,000	377,706
CSAIL Commercial Mtg. Trust VRS Series 2021-C20, Class C 3.73% due 03/15/2054(4)(5)	245,000	265,373
CSAIL Commercial Mtg. Trust VRS Series 2019-C18, Class C 3.95% due 12/15/2052(4)(5)	175,000	189,280
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 0.90% (1 ML+0.80%) due 05/15/2035*(5)	153,143	153,340
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 0.98% (1 ML+0.89%) due 05/15/2035*(5)	92,814	92,954
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2037*(5)	205,000	233,354

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
DOLP Trust Series 2021-NYC, Class A 2.96% due 05/10/2041*(5)	$380,000	$410,481
Drive Auto Receivables Trust Series 2020-2, Class C 2.28% due 08/17/2026	80,000	82,027
DT Auto Owner Trust Series 2021-1A, Class C 0.84% due 10/15/2026*	118,000	118,162
DT Auto Owner Trust Series 2021-2A, Class C 1.10% due 02/16/2027*	108,000	108,572
DT Auto Owner Trust Series 2020-3A, Class C 1.47% due 06/15/2026*	495,000	500,088
DT Auto Owner Trust Series 2020-2A, Class B 2.08% due 03/16/2026*	73,000	74,109
DT Auto Owner Trust Series 2019-3A, ClassC 2.74% due 04/15/2025*	310,000	313,479
DT Auto Owner Trust Series 2020-2A, Class C 3.28% due 03/16/2026*	113,000	117,583
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74% due 01/15/2026	780,000	779,920
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	229,000	229,724
Exeter Automobile Receivables Trust Series 2020-3A, Class C 1.32% due 07/15/2025	580,000	586,486
Exeter Automobile Receivables Trust Series 2020-2A, Class B 2.08% due 07/15/2024*	119,000	119,711
Exeter Automobile Receivables Trust Series 2020-2A, Class C 3.28% due 05/15/2025*	104,000	107,160
Exeter Automobile Receivables Trust Series 2019-2A, Class C 3.30% due 03/15/2024*	87,226	88,041
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 0.95% (1 ML+0.86%) due 06/25/2034	35,006	35,010
Flagship Credit Auto Trust Series 2019-4, Class C 2.77% due 12/15/2025*	360,000	372,527
Flagship Credit Auto Trust Series 2019-2, Class C 3.09% due 05/15/2025*	195,000	201,209
GCAT Trust VRS Series 2021-NQM2, Class A1 1.04% due 05/25/2066*(3)(4)	160,952	160,620
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	282,493	286,002
GLS Auto Receivables Trust Series 2021-2A, Class B 0.77% due 09/15/2025*	236,000	236,533
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(5)	175,000	174,532

223

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2019-GC38, Class A2 3.87% due 02/10/2052(5)	$80,000	$85,029
GS Mtg. Securities Trust VRS Series 2015-GC34, Class C 4.65% due 10/10/2048(4)(5)	260,000	277,592
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.41% (1 ML+0.32%) due 04/25/2036	174,349	136,870
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(3)(4)	24,004	24,089
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(5)	125,000	132,597
JPMCC Commercial Mtg. Securities Trust VRS Series 2017-JP5, Class C 3.87% due 03/15/2050(4)(5)	70,000	74,748
JPMDB Commercial Mtg. Securities Trust VRS Series 2017-C7, Class C 4.16% due 10/15/2050(4)(5)	260,000	287,231
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2016-JP4, Class C 3.42% due 12/15/2049(4)(5)	60,000	60,808
KREF, Ltd. FRS Series 2018-FL1, Class A 1.19% (1 ML+1.10%) due 06/15/2036*	81,139	81,164
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(4)(5)	193,699	103,712
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(3)	6,961	7,030
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.19% due 08/15/2034*(4)(5)	137,000	140,925
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(4)	150,936	154,185
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(5)	55,000	56,501
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2015-C21, Class B 3.85% due 03/15/2048(4)(5)	195,000	202,816
Morgan Stanley Capital I Trust Series 2020-HR8, Class AS 2.30% due 07/15/2053(5)	125,000	127,757
Morgan Stanley Capital I Trust VRS Series 2018-MP, Class A 4.28% due 07/11/2040*(4)(5)	230,000	262,270
Morgan Stanley Capital I Trust VRS Series 2019-L2, Class C 4.97% due 03/15/2052(4)(5)	200,000	225,510

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
MRCD Mtg. Trust Series 2019-PARK, Class B 2.72% due 12/15/2036*(5)	$145,000	$150,493
MRCD Mtg. Trust Series 2019-PARK, Class C 2.72% due 12/15/2036*(5)	150,000	153,698
OBX Trust FRS Series 2019-EXP1, Class 2A1B 1.04% (1 ML+0.95%) due 01/25/2059*(3)	300,000	300,805
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(5)	330,000	335,789
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	133,110
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 0.94% (1 ML+0.86%) due 11/25/2034	18,315	18,142
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.46% (1 ML+0.37%) due 08/25/2035	135,551	130,938
Santander Drive Auto Receivables Trust Series 2021-3, Class B 0.60% due 12/15/2025	349,000	349,516
Santander Drive Auto Receivables Trust Series 2020-3, Class B 0.69% due 03/17/2025	410,000	411,303
Santander Drive Auto Receivables Trust Series 2021-3, Class C 0.95% due 09/15/2027	305,000	305,644
SBALR Commercial Mtg. Trust Series 2020-RR1, Class A3 2.83% due 02/13/2053*(5)	310,000	325,943
SG Commercial Mtg. Securities Trust Series 2016-C5, Class B 3.93% due 10/10/2048(5)	325,000	344,303
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	69,344	70,196
Tesla Auto Lease Trust Series 2021-A, Class B 1.02% due 03/20/2025*	128,000	128,765
Tesla Auto Lease Trust Series 2021-A, Class C 1.18% due 03/20/2025*	295,000	295,925
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(3)	45,610	40,008
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(5)	60,000	64,680
Wells Fargo Commercial Mtg. Trust Series 2016-NXS6, Class B 3.81% due 11/15/2049(5)	135,000	145,338
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(5)	415,000	480,250
Wells Fargo Commercial Mtg. Trust VRS Series 2016-C35, Class C 4.18% due 07/15/2048(4)(5)	175,000	182,570

224

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2019-C49, Class C 4.87% due 03/15/2052(4)(5)	$65,000	$74,170
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	14,095	14,286
Westlake Automobile Receivables Trust Series 2021-2A, Class C 0.89% due 07/15/2026*	493,000	494,117
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95% due 03/16/2026*	430,000	430,596
Westlake Automobile Receivables Trust Series 2020-2A, Class C 2.01% due 07/15/2025*	755,000	769,354
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	130,000	134,047

Total Asset Backed Securities (cost $23,941,826)		23,965,046

U.S. CORPORATE BONDS & NOTES — 14.4%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	115,000	121,613

Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 2.20% due 02/04/2026	290,000	292,552
Boeing Co. Senior Notes 3.95% due 08/01/2059	100,000	103,438
Boeing Co. Senior Notes 5.04% due 05/01/2027	120,000	138,889
Northrop Grumman Corp. Senior Notes 4.40% due 05/01/2030	105,000	125,420
Raytheon Technologies Corp. Senior Notes 2.50% due 12/15/2022	83,000	85,046
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	324,000	345,125
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	27,851
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	380,000	440,478

		1,558,799

Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	93,413
Howmet Aerospace, Inc. Senior Notes 6.75% due 01/15/2028	90,000	110,610

		204,023

Security Description	Principal Amount	Value (Note 2)
Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	$88,346	$92,439

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	68,000	73,213
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	62,000	73,214
Roper Technologies, Inc. Senior Notes 3.13% due 11/15/2022	24,000	24,689
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	110,000	116,419

		287,535

Auto-Cars/Light Trucks — 0.6%
BMW US Capital LLC Company Guar. Notes 3.80% due 04/06/2023*	100,000	105,534
Daimler Finance North America LLC Senior Notes 1.45% due 03/02/2026*	240,000	242,811
Daimler Finance North America LLC Company Guar. Notes 3.35% due 02/22/2023*	150,000	156,666
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	200,000	222,046
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	55,000	67,702
General Motors Co. Senior Notes 6.13% due 10/01/2025	13,000	15,385
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	60,000	63,417
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	32,294
Hyundai Capital America Senior Notes 1.15% due 11/10/2022*	249,000	250,706
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	70,000	69,583
Hyundai Capital America Senior Notes 1.50% due 06/15/2026*	180,000	179,689
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	105,000	107,672
Volkswagen Group of America Finance LLC Company Guar. Notes 0.88% due 11/22/2023*	200,000	201,075
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	200,000	215,680

		1,930,260

225

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	$20,000	$20,850
Allison Transmission, Inc. Senior Notes 5.88% due 06/01/2029*	110,000	120,146

		140,996

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	60,000	62,025

Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	20,000	21,864

Banks-Commercial — 0.1%
CIT Group, Inc. Sub. Notes 6.13% due 03/09/2028	85,000	104,734
KeyBank NA Senior Notes 0.43% due 06/14/2024	250,000	250,294
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	55,000	61,251

		416,279

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.95% due 08/23/2022	247,000	251,435

Banks-Super Regional — 0.5%
Fifth Third Bancorp. Senior Notes 2.60% due 06/15/2022	140,000	142,584
US Bank NA FRS Senior Notes 0.26% (3ML BSBY+0.17%) due 06/02/2023	250,000	250,113
Wells Fargo & Co. FRS Senior Notes 1.24% (3 ML+1.11%) due 01/24/2023	232,000	233,149
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	285,000	296,737
Wells Fargo & Co. Senior Notes 2.19% due 04/30/2026	300,000	312,167
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	375,000	392,104
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	130,000	135,541

		1,762,395

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	175,000	179,812

Security Description	Principal Amount	Value (Note 2)
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	$155,000	$183,553

Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	250,000	310,585
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	55,000	63,103
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	125,000	152,581
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	25,000	31,057
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	60,000	64,867

		622,193

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	150,000	154,005
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	135,000	140,737
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	55,000	58,146
Univision Communications, Inc. Senior Sec. Notes 4.50% due 05/01/2029*	120,000	120,293

		473,181

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	170,000	176,955

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 0.65% due 07/15/2023	16,000	16,031

Building-Heavy Construction — 0.0%
MasTec, Inc. Company Guar. Notes 4.50% due 08/15/2028*	110,000	115,997

Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.75% due 11/29/2027	170,000	198,086

Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	150,000	156,937
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	210,000	206,106

226

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	$140,000	$144,798
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	40,000	40,788
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	105,000	119,166
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	40,000	49,441
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	215,000	215,444
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	240,000	254,148
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	70,000	65,294
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	200,000	220,584
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	125,000	134,673
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	40,000	45,650
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	80,000	82,602
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	140,000	153,321
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	73,754
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	101,060

		2,063,766

Casino Hotels — 0.0%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	15,000	15,638
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	40,000	42,250
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	30,000	31,725

		89,613

Security Description	Principal Amount	Value (Note 2)
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	$50,000	$58,941
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	70,000	85,504
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	65,000	66,837
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	250,000	278,720
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	200,000	225,818
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	45,000	47,837

		763,657

Chemicals-Diversified — 0.0%
LYB International Finance III LLC Company Guar. Notes 3.38% due 05/01/2030	40,000	44,159

Chemicals-Specialty — 0.0%
Chemours Co. Company Guar. Notes 5.75% due 11/15/2028*	80,000	84,900
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	35,000	36,138

		121,038

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	4,000	4,070

Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	50,000	52,813

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	80,000	84,913
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	70,000	75,737

		160,650

Computer Services — 0.0%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	40,000	39,658

Computers — 0.1%
Apple, Inc. Senior Notes 2.95% due 09/11/2049	95,000	99,920
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026	45,000	54,162

		154,082

227

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	$120,000	$130,141

Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	55,000	61,050

Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	135,000	142,763

Consumer Products-Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	145,000	153,777
Clorox Co. Senior Notes 3.05% due 09/15/2022	19,000	19,453
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	110,000	116,462
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	3,000	3,081

		292,773

Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	110,000	118,800

Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	112,000	117,880
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	52,000	54,860
LABL Escrow Issuer LLC Senior Sec. Notes 6.75% due 07/15/2026*	110,000	116,729
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu Senior Sec. Notes 4.00% due 10/15/2027*	120,000	119,850

		409,319

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 0.38% due 03/01/2023	170,000	170,057
Fidelity National Information Services, Inc. Senior Notes 1.15% due 03/01/2026	170,000	170,206

		340,263

Diagnostic Equipment — 0.1%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	165,000	173,662

Security Description	Principal Amount	Value (Note 2)
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	$140,000	$135,768

Diversified Banking Institutions — 2.2%
Bank of America Corp. FRS Senior Notes 0.54% (3 ML BSBY+0.43%) due 05/28/2024	150,000	150,150
Bank of America Corp. Senior Notes 1.73% due 07/22/2027	445,000	452,737
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	87,000	85,127
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	43,000	43,379
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	110,000	115,257
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	160,000	165,659
Bank of America Corp. Senior Notes 2.65% due 03/11/2032	260,000	269,567
Bank of America Corp. Senior Notes 2.69% due 04/22/2032	55,000	57,417
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	33,000	33,417
Bank of America Corp. Senior Notes 3.46% due 03/15/2025	550,000	587,081
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,238
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	140,000	156,454
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	260,000	276,614
Citigroup, Inc. Senior Notes 0.98% due 05/01/2025	150,000	150,807
Citigroup, Inc. Senior Notes 1.46% due 06/09/2027	155,000	155,136
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	110,000	110,555
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	495,000	506,746
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	765,000	818,992
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	257,000	260,436

228

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	$45,000	$49,008
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	106,280
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	115,000	130,890
Goldman Sachs Group, Inc. Senior Notes 0.63% due 11/17/2023	112,000	112,037
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	505,000	507,708
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	115,000	113,153
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	35,000	36,191
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	337,719
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	315,000	341,940
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	110,000	130,425
Morgan Stanley Senior Notes 0.56% due 11/10/2023	44,000	44,076
Morgan Stanley Senior Notes 0.73% due 04/05/2024	46,000	46,156
Morgan Stanley Senior Notes 1.59% due 05/04/2027	140,000	142,070
Morgan Stanley Senior Notes 1.93% due 04/28/2032	75,000	73,619
Morgan Stanley Senior Notes 2.24% due 07/21/2032	70,000	70,493
Morgan Stanley Senior Notes 2.70% due 01/22/2031	85,000	89,510
Morgan Stanley Senior Notes 2.72% due 07/22/2025	570,000	600,318
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	178,149

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.74% due 04/24/2024	$5,000	$5,275
Morgan Stanley Senior Notes 3.75% due 02/25/2023	80,000	84,175
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	106,217

		7,706,178

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 1.96% due 02/11/2031	165,000	163,475

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.10% due 05/12/2051	60,000	64,546

Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	95,000	102,124

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	52,586
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	35,620
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	120,000	132,228
National Rural Utilities Cooperative Finance Corp. FRS Senior Notes 0.22% (3 ML+0.07%) due 02/16/2023	83,000	82,947
Oklahoma Gas and Electric Co. Senior Notes 0.55% due 05/26/2023	44,000	44,024

		347,405

Electric-Generation — 0.2%
Emera US Finance LP Senior Notes 2.64% due 06/15/2031*	210,000	214,881
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	85,000	102,994
Vista Operations Co. LLC Senior Sec. Notes 3.70% due 01/30/2027*	110,000	117,831
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	70,000	72,625

		508,331

Electric-Integrated — 0.7%
AES Corp. Senior Notes 1.38% due 01/15/2026*	150,000	149,708

229

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Ameren Corp. Senior Notes 3.50% due 01/15/2031	$140,000	$156,279
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	80,000	86,039
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049	35,000	44,833
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	10,000	10,817
DTE Energy Co. Senior Notes 2.25% due 11/01/2022	66,000	67,492
Duke Energy Corp. FRS Senior Notes 0.29% (SOFR+0.25%) due 06/10/2023	132,000	132,021
Duke Energy Corp. Senior Notes 3.50% due 06/15/2051	105,000	112,483
Entergy Corp. Senior Notes 4.00% due 07/15/2022	65,000	66,843
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	30,000	34,322
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	75,000	83,735
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	35,000	39,124
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	45,000	56,986
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.95% due 09/01/2022	100,000	101,743
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.75% due 11/01/2029	175,000	186,489
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	60,000	63,912
OGE Energy Corp. Senior Notes 0.70% due 05/26/2023	44,000	44,019
Pacific Gas & Electric Co. 1st Mtg. Notes 4.00% due 12/01/2046	60,000	56,057
Pacific Gas & Electric Co. 1st Mtg. Notes 4.60% due 06/15/2043	110,000	110,815
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	105,000	128,044
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	96,507

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
PPL Electric Utilities Corp. FRS 1st Mtg. Notes 0.40% (3 ML+0.25%) due 09/28/2023	$132,000	$132,025
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	36,000	36,327
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	70,000	76,626
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	60,000	67,202
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	136,189
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	52,000	52,279

		2,328,916

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	140,000	149,536

Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	30,000	30,233
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	163,000	162,129
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024*	220,000	220,399
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	105,000	109,378

		522,139

Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	115,000	118,702

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 1.65% due 03/25/2026	160,000	162,952
Oracle Corp. Senior Notes 3.25% due 11/15/2027	120,000	131,106
Oracle Corp. Senior Notes 3.60% due 04/01/2050	60,000	62,592
Oracle Corp. Senior Notes 3.65% due 03/25/2041	165,000	178,425

		535,075

230

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	$50,000	$50,976
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	10,000	10,333

		61,309

Finance-Commercial — 0.2%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030	430,000	505,395

Finance-Consumer Loans — 0.0%
Springleaf Finance Corp. Company Guar. Notes 6.63% due 01/15/2028	45,000	51,975

Finance-Credit Card — 0.0%
Capital One Financial Corp. FRS Senior Notes 1.07% (3 ML+0.95%) due 03/09/2022	150,000	150,683

Finance-Investment Banker/Broker — 0.1%
Citigroup Global Markets Holdings, Inc. Company Guar. Notes 0.75% due 06/07/2024	164,000	163,259

Finance-Leasing Companies — 0.1%
Air Lease Corp. FRS Senior Notes 0.48% (3 ML+0.35%) due 12/15/2022	93,000	93,082
Air Lease Corp. Senior Notes 2.30% due 02/01/2025	235,000	244,216
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	25,000	26,388

		363,686

Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	135,000	135,338

Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	70,000	72,722

Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 0.63% due 07/01/2022	55,000	55,219

Food-Misc./Diversified — 0.1%
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	40,000	41,272
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	110,000	121,825
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	37,409

Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified (continued)
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	$75,000	$78,938
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	45,000	46,838

		326,282

Food-Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	167,000	176,686
Kroger Co. Senior Notes 3.88% due 10/15/2046	120,000	134,607

		311,293

Food-Wholesale/Distribution — 0.0%
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	35,000	36,459
Sysco Corp. Company Guar. Notes 3.30% due 02/15/2050	85,000	87,610

		124,069

Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	135,000	140,755

Gas-Distribution — 0.2%
Atmos Energy Corp. FRS Senior Notes 0.50% (3 ML+0.38%) due 03/09/2023	145,000	145,038
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	76,197
CenterPoint Energy Resources Corp. FRS Senior Notes 0.63% (3 ML+0.50%) due 03/02/2023	70,000	70,016
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	90,000	96,549
ONE Gas, Inc. FRS Senior Notes 0.73% (3 ML+0.01%) due 03/11/2023	61,000	61,022
ONE Gas, Inc. Senior Notes 0.85% due 03/11/2023	230,000	230,069

		678,891

Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	55,000	61,256
Newell Rubbermaid, Inc. Senior Notes 6.00% due 04/01/2046	50,000	64,792

		126,048

231

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 4.00% due 04/15/2029*	$140,000	$143,500

Hotels/Motels — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	170,000	176,423

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	117,000	120,377
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	65,000	65,487
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	35,000	37,188

		223,052

Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	131,000	131,018
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	80,000	85,600

		216,618

Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 0.95% due 01/08/2024*	106,000	106,808
Brighthouse Financial Global Funding Senior Sec. Notes 0.60% due 06/28/2023*	18,000	18,027
Equitable Financial Life Global Funding FRS Sec. Notes 0.44% (SOFR+0.39%) due 04/06/2023*	112,000	112,362
Jackson National Life Global Funding FRS Senior Sec. Notes 0.65% (SOFR+0.60%) due 01/06/2023*	150,000	150,786
Protective Life Global Funding Sec. Notes 0.63% due 10/13/2023*	150,000	150,649
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 01/21/2023*	14,000	14,338
Reliance Standard Life Global Funding II Sec. Notes 2.63% due 07/22/2022*	47,000	48,041

		601,011

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 2.40% due 06/17/2022*	239,000	243,601

Security Description	Principal Amount	Value (Note 2)
Insurance-Mutual — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022	$100,000	$102,700
New York Life Global Funding FRS Sec. Notes 0.27% (SOFR+0.22%) due 02/02/2023*	200,000	200,257

		302,957

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	70,000	71,665

Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	185,000	216,450

Machinery-Electrical — 0.1%
BWX Technologies, Inc. Company Guar. Notes 4.13% due 04/15/2029*	150,000	153,559

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 0.55% due 07/05/2022	52,000	52,194

Medical Labs & Testing Services — 0.0%
Charles River Laboratories International, Inc. Company Guar. Notes 3.75% due 03/15/2029*	115,000	118,019

Medical Products — 0.1%
Hill-Rom Holdings, Inc. Company Guar. Notes 4.38% due 09/15/2027*	115,000	119,967
Hologic, Inc. Company Guar. Notes 3.25% due 02/15/2029*	145,000	146,453

		266,420

Medical-Biomedical/Gene — 0.2%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	38,000	38,680
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	5,000	4,980
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	100,000	103,625
Gilead Sciences, Inc. FRS Senior Notes 0.27% (3 ML+0.15%) due 09/17/2021	46,000	46,007
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	120,000	118,077
Gilead Sciences, Inc. Senior Notes 2.80% due 10/01/2050	145,000	143,455
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	91,000	93,466

232

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	$70,000	$65,867

		614,157

Medical-Drugs — 0.8%
AbbVie, Inc. Senior Notes 2.15% due 11/19/2021	100,000	100,588
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	671,000	735,954
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	75,000	76,062
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	230,000	251,026
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024	386,000	411,770
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	350,000	396,335
Eli Lilly and Co. Senior Notes 2.25% due 05/15/2050	80,000	74,424
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	53,000	53,669
Merck & Co., Inc. Senior Bonds 2.35% due 06/24/2040	35,000	34,733
Novartis Capital Corp. Company Guar. Notes 2.40% due 09/21/2022	92,000	94,254
Pfizer, Inc. Senior Notes 2.80% due 03/11/2022	238,000	241,788
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	105,000	106,282

		2,576,885

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	136,509
Anthem, Inc. Senior Notes 1.50% due 03/15/2026	135,000	137,491
Anthem, Inc. Senior Notes 2.55% due 03/15/2031	100,000	104,744
Centene Corp. Senior Notes 4.63% due 12/15/2029	220,000	241,109
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	44,000	45,503
UnitedHealth Group, Inc. Senior Notes 3.05% due 05/15/2041	70,000	74,930

Security Description	Principal Amount	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	$50,000	$56,823

		797,109

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,860
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	110,000	124,674
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	85,000	113,374
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	90,000	108,243
Memorial Health Services Senior Notes 3.45% due 11/01/2049	60,000	66,850
MultiCare Health System Notes 2.80% due 08/15/2050	75,000	76,263
Spectrum Health System Obligated Group Senior Notes Class 19A 3.49% due 07/15/2049	100,000	114,082
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	160,000	165,200
Texas Health Resources Sec. Notes 3.37% due 11/15/2051	45,000	50,452
Trinity Health Corp. Senior Notes 3.43% due 12/01/2048	25,000	27,770

		857,768

Medical-Outpatient/Home Medical — 0.0%
BayCare Health System, Inc. Senior Bonds 3.83% due 11/15/2050	55,000	68,225

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp. Senior Notes 0.74% due 03/15/2023	32,000	32,060

Metal-Aluminum — 0.1%
Arconic Corp. Senior Sec. Notes 6.00% due 05/15/2025*	90,000	95,175
Arconic Corp. Sec. Notes 6.13% due 02/15/2028*	75,000	79,875
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	125,000	130,497

		305,547

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	55,000	60,431

233

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Copper (continued)
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	$170,000	$216,113

		276,544

Multimedia — 0.0%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	41,313

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	160,000	154,974

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	65,000	67,452

Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	45,000	46,732
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	40,000	44,050

		90,782

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 4.25% due 03/15/2029*	120,000	119,850

Oil Companies-Exploration & Production — 0.1%
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	180,000	194,956
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	150,000	152,813

		347,769

Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 3.59% due 04/14/2027	170,000	189,442
Chevron Corp. Senior Notes 2.24% due 05/11/2030	80,000	83,722
Chevron USA, Inc. Company Guar. Notes 3.85% due 01/15/2028	155,000	177,440
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	310,000	331,873

		782,477

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	22,000	26,424
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	3,000	3,788

		30,212

Security Description	Principal Amount	Value (Note 2)
Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	$70,000	$77,012

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	245,000	288,005
CVS Health Corp. Senior Notes 1.75% due 08/21/2030	25,000	24,455
CVS Health Corp. Senior Notes 3.00% due 08/15/2026	30,000	32,559
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	105,000	139,770
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	52,635	66,930

		551,719

Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp. Company Guar. Notes 4.50% due 02/01/2028	135,000	140,062
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	35,000	35,919

		175,981

Pipelines — 0.6%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	230,000	269,351
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	30,000	32,363
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	29,000	32,712
DCP Midstream Operating LP Company Guar. Notes 5.13% due 05/15/2029	60,000	66,846
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	140,000	143,584
Enable Midstream Partners LP Senior Notes 4.40% due 03/15/2027	170,000	189,365
Energy Transfer LP Senior Notes 4.20% due 04/15/2027	81,000	90,432
Energy Transfer LP Senior Notes 5.15% due 02/01/2043	55,000	63,633
Energy Transfer Operating LP Senior Notes 5.80% due 06/15/2038	65,000	80,661
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	73,250

234

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP Senior Notes 4.50% due 04/15/2038	$50,000	$57,677
Northern Natural Gas Co. Senior Notes 3.40% due 10/16/2051*	70,000	73,805
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	95,000	110,714
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026	215,000	255,723
Southern Natural Gas Co. LLC Senior Notes 0.63% due 04/28/2023*	6,000	5,993
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	65,000	78,021
Sunoco Logistics Partners Operations LP Senior Notes 5.30% due 04/01/2044	35,000	41,394
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	165,000	173,501
Williams Cos., Inc. Senior Notes 5.40% due 03/04/2044	55,000	70,620

		1,909,645

Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	105,000	114,975

Publishing-Newspapers — 0.0%
News Corp. Senior Notes 3.88% due 05/15/2029*	120,000	122,156

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 2.10% due 06/15/2030	35,000	34,997
American Tower Corp. Senior Notes 3.10% due 06/15/2050	40,000	40,316
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	129,265
American Tower Corp. Senior Notes 3.60% due 01/15/2028	95,000	105,383
American Tower Corp. Senior Notes 3.95% due 03/15/2029	120,000	136,167
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	80,000	80,132
Crown Castle International Corp. Senior Notes 2.90% due 04/01/2041	45,000	44,364

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	$35,000	$38,078
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	15,000	17,545
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	120,578
Healthpeak Properties, Inc. Senior Notes 3.00% due 01/15/2030	130,000	140,945
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	40,000	44,700
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 4.75% due 10/15/2027	115,000	118,951
SBA Communications Corp. Senior Notes 3.13% due 02/01/2029*	110,000	108,031
UDR, Inc. Company Guar. Notes 2.10% due 06/15/2033	85,000	83,403
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	110,000	117,700

		1,360,555

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	38,000	38,427
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	30,000	31,350
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	100,000	105,600

		175,377

Resort/Theme Parks — 0.0%
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	75,000	80,156

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 2.88% due 01/15/2023	74,000	76,160
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	150,000	152,261

		228,421

Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 4.00% due 08/15/2028*	115,000	118,065

235

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	$40,000	$44,652
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	35,000	39,159
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	38,000	44,807

		128,618

Retail-Convenience Store — 0.1%
7-Eleven, Inc. FRS Senior Notes 0.61% (3 ML+0.45%) due 08/10/2022*	88,000	88,022
7-Eleven, Inc. Senior Notes 0.63% due 02/10/2023*	81,000	81,046

		169,068

Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	145,000	150,992
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	85,000	104,904

		255,896

Retail-Misc./Diversified — 0.0%
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	95,000	122,194

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	35,000	35,525

Retail-Restaurants — 0.0%
Starbucks Corp. Senior Notes 1.30% due 05/07/2022	80,000	80,650
Starbucks Corp. Senior Notes 2.55% due 11/15/2030	65,000	68,424

		149,074

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.25% due 04/30/2031	115,000	121,778

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	155,000	174,181

Schools — 0.1%
University of Southern California Senior Notes 2.81% due 10/01/2050	125,000	130,405

Security Description	Principal Amount	Value (Note 2)
Schools (continued)
University of Southern California Senior Notes 3.23% due 10/01/2120	$50,000	$53,414

		183,819

Software Tools — 0.1%
VMware, Inc. Senior Notes 2.20% due 08/15/2031	120,000	119,867
VMware, Inc. Senior Notes 4.65% due 05/15/2027	125,000	145,067

		264,934

Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	39,000	39,585
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	40,000	41,700

		81,285

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.55% due 12/01/2033*	178,000	179,325
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	180,000	189,676
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	110,000	116,725
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	70,000	72,227
CenturyLink, Inc. Senior Sec. Notes 4.00% due 02/15/2027*	125,000	128,437
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	25,000	25,983
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	50,000	51,630
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	115,603
Verizon Communications, Inc. Senior Notes 2.88% due 11/20/2050	80,000	77,774
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	125,000	121,410
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	115,000	124,116
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	65,000	70,648
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	156,000	187,220

		1,460,774

236

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
Television — 0.0%
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	$75,000	$72,656

Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	140,000	142,975

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	95,000	93,385
Altria Group, Inc. Company Guar. Notes 3.40% due 02/04/2041	65,000	62,795
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	40,000	40,475
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	40,000	46,767
BAT Capital Corp. Company Guar. Notes 3.22% due 09/06/2026	100,000	107,119
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	80,000	87,857
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030	165,000	191,718
Philip Morris International, Inc. Senior Notes 1.50% due 05/01/2025	20,000	20,457
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	30,000	30,438
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	100,000	113,049

		794,060

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 3.75% due 04/01/2029*	100,000	105,679
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	35,000	38,369

		144,048

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 03/15/2022	27,000	27,280
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	70,000	83,461
CSX Corp. Senior Notes 2.50% due 05/15/2051	150,000	140,120
Norfolk Southern Corp. Senior Notes 3.05% due 05/15/2050	70,000	71,985

Security Description	Principal Amount	Value (Note 2)
Transport-Rail (continued)
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	$55,000	$59,218
Union Pacific Corp. Senior Notes 3.55% due 08/15/2039	85,000	96,621

		478,685

Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.40% due 03/01/2023	71,000	74,136

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	92,000	92,909

Total U.S. Corporate Bonds & Notes (cost $48,221,350)		49,736,137

FOREIGN CORPORATE BONDS & NOTES — 6.1%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	45,000	49,674

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 4.81% due 09/17/2030*	200,000	228,108

Banks-Commercial — 1.5%
ABN AMRO Bank NV Senior Notes 1.54% due 06/16/2027*	400,000	400,636
Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	200,000	193,500
Bank of Montreal FRS Senior Notes 0.32% (SOFR+0.27%) due 04/14/2023	150,000	150,309
Bank of Montreal FRS Senior Notes 0.53% (3 ML+0.40%) due 09/10/2021	150,000	150,066
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	139,048
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	250,000	252,585
BPCE SA FRS Senior Notes 1.36% (3 ML+1.24%) due 09/12/2023*	250,000	255,063
BPCE SA Senior Notes 1.65% due 10/06/2026*	250,000	252,276
BPCE SA Senior Notes 2.75% due 01/11/2023*	250,000	258,823
Canadian Imperial Bank of Commerce FRS Senior Notes 0.85% (SOFR+0.80%) due 03/17/2023	251,000	253,505

237

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	$209,000	$214,373
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	234,000	238,442
Credit Suisse AG FRS Senior Notes 0.44% (SOFR+0.39%) due 02/02/2024	250,000	250,107
Macquarie Bank, Ltd. Senior Notes 0.44% due 12/16/2022*	98,000	98,193
National Bank of Canada FRS Company Guar. Notes 0.33% (SOFR+0.30%) due 05/16/2023	250,000	250,238
Santander UK Group Holdings PLC Senior Notes 1.09% due 03/15/2025	350,000	351,725
Skandinaviska Enskilda Banken AB Senior Notes 2.20% due 12/12/2022*	250,000	256,476
Standard Chartered PLC Senior Notes 0.99% due 01/12/2025*	250,000	249,733
Standard Chartered PLC FRS Senior Notes 1.28% (3 ML+1.15%) due 01/20/2023*	200,000	200,899
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	200,000	198,998
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	210,000	220,345
Toronto-Dominion Bank FRS Senior Notes 0.53% (SOFR+0.48%) due 01/27/2023	85,000	85,408
Westpac Banking Corp. Senior Notes 3.65% due 05/15/2023	100,000	105,946
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	46,000	51,385

		5,078,079

Beverages-Non-alcoholic — 0.1%
Coca-Cola European Partners PLC Senior Notes 0.50% due 05/05/2023*	200,000	199,980

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	209,622
Nationwide Building Society Senior Notes 4.30% due 03/08/2029*	200,000	228,068

		437,690

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.0%
Sky PLC Company Guar. Notes 3.13% due 11/26/2022*	$46,000	$47,677
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	95,000	99,037

		146,714

Cellular Telecom — 0.1%
Telstra Corp., Ltd. Company Guar. Notes 4.80% due 10/12/2021*	188,000	189,595
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	40,000	47,235

		236,830

Chemicals-Diversified — 0.1%
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	85,000	91,588
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	115,000	117,380

		208,968

Containers-Metal/Glass — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*	200,000	206,500

Diversified Banking Institutions — 2.1%
Banco Santander SA Senior Notes 0.70% due 06/30/2024	200,000	200,656
Banco Santander SA Senior Notes 1.85% due 03/25/2026	200,000	203,253
Bank of Nova Scotia Senior Notes 2.00% due 11/15/2022	227,000	232,055
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	200,000	198,124
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	305,000	315,483
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	211,000	215,482
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	250,000	247,968
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	250,000	255,844
Credit Suisse Group AG Senior Notes 1.31% due 02/02/2027*	320,000	315,272
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	415,000	428,182

238

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Deutsche Bank AG Senior Notes 1.69% due 03/19/2026	$245,000	$248,663
Deutsche Bank AG Senior Notes 3.04% due 05/28/2032	150,000	154,969
HSBC Holdings PLC Senior Notes 1.65% due 04/18/2026	200,000	202,961
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	200,000	202,333
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	250,000	268,670
Lloyds Banking Group PLC Senior Notes 1.63% due 05/11/2027	200,000	201,292
Macquarie Group, Ltd. Senior Notes 2.69% due 06/23/2032*	210,000	213,915
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	341,256
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 0.99% (3 ML+0.86%) due 07/26/2023	25,000	25,320
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	100,000	107,134
Mizuho Financial Group, Inc. Senior Notes 1.23% due 05/22/2027	295,000	293,284
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	450,000	452,403
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	255,000	277,115
Societe Generale SA Senior Notes 1.49% due 12/14/2026*	200,000	199,269
Societe Generale SA Senior Notes 1.79% due 06/09/2027*	200,000	200,662
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	205,000	214,825
Societe Generale SA Senior Notes 4.00% due 01/12/2027*	200,000	221,922
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	450,000	471,727
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	140,000	143,319
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	285,000	292,009

		7,345,367

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	$200,000	$219,444

Diversified Operations — 0.2%
CK Hutchison International 16, Ltd. Company Guar. Notes 1.88% due 10/03/2021*	250,000	250,616
CK Hutchison International 17 II, Ltd. Company Guar. Notes 2.75% due 03/29/2023*	270,000	279,668

		530,284

Electric-Generation — 0.1%
AES Panama Generation Holdings SRL Senior Sec. Notes 4.38% due 05/31/2030*	230,000	237,983

Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	150,000	162,579

Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	55,000	61,252

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	95,000	100,201

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	202,125

Investment Companies — 0.0%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.88% due 11/13/2029	200,000	127,000

Investment Management/Advisor Services — 0.1%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	269,725
CPPIB Capital, Inc. Company Guar. Notes 2.25% due 01/25/2022*	250,000	252,503

		522,228

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 0.30% due 05/26/2023	125,000	125,048
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	155,000	149,724
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	60,000	54,444
Bausch Health Cos., Inc. Senior Sec. Notes 4.88% due 06/01/2028*	45,000	46,294

239

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	$19,000	$19,404
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	120,000	126,000
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	109,777
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	295,000	321,405
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	330,000	332,614

		1,284,710

Metal-Aluminum — 0.1%
Alcoa Nederland Holding BV Company Guar. Notes 5.50% due 12/15/2027*	200,000	216,000
Indonesia Asahan Aluminium Persero PT Senior Notes 4.75% due 05/15/2025*	200,000	218,750

		434,750

Metal-Diversified — 0.1%
Minera Mexico SA de CV Senior Notes 4.50% due 01/26/2050*	230,000	257,747

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	98,000	104,860

Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Sec. Notes 3.75% due 08/01/2025*	150,000	154,313

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	93,936
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	8,224
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	129,000	136,611
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050	160,000	155,520
Qatar Petroleum Senior Notes 3.30% due 07/12/2051*	345,000	357,506
Shell International Finance BV Company Guar. Notes 2.38% due 11/07/2029	120,000	126,209

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	$63,000	$72,914
Total Capital International SA Company Guar. Notes 2.83% due 01/10/2030	115,000	124,572

		1,075,492

Pipelines — 0.1%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	306,000	302,980
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	45,000	54,001

		356,981

Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	125,000	124,688

Telecom Services — 0.1%
NTT Finance Corp. Company Guar. Notes 0.37% due 03/03/2023*	200,000	200,098
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	230,000	230,690

		430,788

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	40,000	45,976
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	150,000	178,850

		224,826

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 3.13% due 07/26/2024*	200,000	210,774

Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 2.45% due 05/01/2050	50,000	46,355

Total Foreign Corporate Bonds & Notes (cost $20,681,213)		21,007,290

U.S. GOVERNMENT AGENCIES — 7.0%
Federal Home Loan Mtg. Corp. — 1.2%
3.00% due 09/01/2030	67,155	71,291
3.00% due 01/01/2050	302,496	323,367
3.50% due 11/01/2047	251,951	269,338
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2019-K100, Class C 3.49% due 11/25/2052*(4)(5)	175,000	185,503
Series 2019-K96, Class C 3.81% due 08/25/2056*(4)(5)	755,000	819,774
Series 2015-K51, Class C 3.95% due 10/25/2048*(4)(5)	115,000	123,277

240

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2018-K82, Class C 4.13% due 09/25/2028*(4)(5)	$165,000	$182,658
Series 2012-K18, Class B 4.17% due 01/25/2045*(4)(5)	220,000	223,347
Series 2018-K80, Class C 4.23% due 08/25/2050*(4)(5)	330,000	366,126
Series 2019-K91, Class C 4.25% due 04/25/2051*(4)(5)	445,000	496,269
Series 2019-K89, Class C 4.29% due 01/25/2051*(4)(5)	195,000	216,702
Series 2019-K90, Class C 4.31% due 02/25/2052*(4)(5)	195,000	218,192
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(3)(6)	15,394	874
Series 4097, Class HI 3.00% due 08/15/2027(3)(6)	98,495	5,665
Series 4207, Class JI 3.00% due 05/15/2028(3)(6)	132,229	9,039
Series 4661, Class HA 3.00% due 05/15/2043(3)	81,875	83,695
Series 4323, Class IW 3.50% due 04/15/2028(3)(6)	37,249	1,479
Series 4632, Class MA 4.00% due 08/15/2054(3)	592,881	630,378
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4937, Class MS 5.96% (6.05%-1 ML) due 12/25/2049(3)(6)(7)	415,260	77,575
Series 4954, Class SY 5.96% (6.05%-1 ML) due 02/25/2050(3)(6)(7)	217,031	42,555

		4,347,104

Federal National Mtg. Assoc. — 1.9%
2.00% due 06/01/2036	670,351	696,002
3.00% due 01/01/2050	330,253	352,955
3.50% due 01/01/2030	174,251	186,106
3.50% due 08/01/2032	205,498	219,398
3.50% due 05/01/2046	137,140	147,036
3.50% due 04/01/2049	160,050	174,734
3.50% due 10/01/2056	842,111	921,663
3.50% due 09/01/2057	330,809	360,667
3.50% due 05/01/2058	360,244	396,710
4.00% due 03/01/2042	83,809	92,417
4.00% due 12/01/2042	55,914	61,383
4.00% due 02/01/2043	19,308	21,165
4.00% due 03/01/2044	27,753	30,365
4.00% due 07/01/2056	911,154	1,018,977
4.00% due 04/01/2059	297,249	332,276
4.08% due 01/01/2034	140,000	173,100
4.50% due 04/01/2041	328,757	365,030
4.50% due 09/01/2041	59,020	65,219
4.50% due 10/01/2042	68,140	76,342
4.50% due 06/01/2044	221,152	245,749
5.00% due 08/01/2035	31,797	36,163
5.00% due 09/01/2041	47,868	54,324
5.00% due 07/01/2047	86,825	99,162
Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI 3.00% due 01/25/2028(3)(6)	44,247	2,800
Series 2013-10, Class YI 3.00% due 02/25/2028(3)(6)	38,618	2,255

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2014-13, Class KI 3.50% due 03/25/2029(3)(6)	$84,594	$6,495
Series 2017-46, Class LB 3.50% due 12/25/2052(3)	175,002	181,343
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	150,091	156,161
Federal National Mtg. Assoc. REMIC FRS
Series 2016-63, Class AS 5.91% (6.00%-1 ML) due 09/25/2046(3)(6)(7)	192,990	43,975
Federal National Mtg. Assoc., STRIPS
Series 421, Class C3 4.00% due 07/25/2030(3)(6)	86,391	7,756

		6,527,728

Government National Mtg. Assoc. — 2.1%
2.50% due 07/20/2051	4,580,000	4,762,521
3.00% due 07/20/2049	198,088	207,871
3.00% due 08/20/2049	199,217	208,532
3.00% due 09/20/2049	144,668	151,824
3.00% due 11/20/2049	832,793	871,733
3.00% due 06/20/2051	697,306	733,054
4.50% due 05/15/2039	13,106	14,899
4.50% due 07/20/2040	7,068	7,795
4.50% due 10/20/2040	46,488	51,400
5.50% due 01/15/2034	47,180	52,792
7.50% due 01/15/2032	15,616	18,891
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 6.02% (6.10%-1 ML) due 10/20/2046(3)(6)(7)	146,239	27,220
Series 2019-115, Class SW 6.02% (6.10%-1 ML) due 09/20/2049(3)(6)(7)	262,261	42,946
Series 2015-144, Class SA 6.12% (6.20%-1 ML) due 10/20/2045(3)(6)(7)	180,675	38,642
Series 2017-176, Class SC 6.12% (6.20%-1 ML) due 11/20/2047(3)(6)(7)	153,674	35,102

		7,225,222

Uniform Mtg. Backed Securities — 1.8%
1.50% due August 15 TBA	370,000	376,966
2.00% due August 15 TBA	200,000	207,524
2.00% due August 30 TBA	3,720,000	3,792,220
2.50% due August 30 TBA	1,710,000	1,780,337

		6,157,047

Total U.S. Government Agencies (cost $23,978,479)		24,257,101

U.S. GOVERNMENT TREASURIES — 3.7%
United States Treasury Bonds — 1.5%
1.38% due 08/15/2050	611,400	536,814
1.63% due 11/15/2050	225,000	210,234
2.00% due 02/15/2050	160,000	163,181
2.25% due 05/15/2041	405,000	434,489
2.25% due 08/15/2046	933,000	999,695
2.38% due 05/15/2051	490,000	543,364
3.00% due 08/15/2048	120,000	148,252
4.50% due 02/15/2036	1,585,000	2,224,325

		5,260,354

241

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 2.2%
0.88% due 06/30/2026	$100,000	$100,883
1.13% due 02/15/2031	2,464,000	2,440,900
1.38% due 01/31/2022(8)	4,317,000	4,344,993
2.38% due 05/15/2029(8)	528,000	578,799

		7,465,575

Total U.S. Government Treasuries (cost $12,247,312)		12,725,929

MUNICIPAL BONDS & NOTES — 0.3%
California State University Revenue Bonds Series B 2.98% due 11/01/2051	90,000	95,802
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	341,485
New York State Thruway Authority Revenue Bonds Series M 2.90% due 01/01/2035	85,000	92,652
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	164,882
Port Authority of New York & New Jersey Revenue Bonds Series 21 3.29% due 08/01/2069	95,000	105,727
Regents of the University of California Medical Center Revenue Bonds Series N 3.26% due 05/15/2060	95,000	105,001
Rutgers The State University of New Jersey Revenue Bonds Series P 3.92% due 05/01/2119	63,000	71,868
State of Hawaii Airports System Revenue Revenue Bonds Series A 3.14% due 07/01/2047	85,000	86,085
University of Missouri Revenue Bonds 2.75% due 11/01/2050	50,000	51,120

Total Municipal Bonds & Notes (cost $951,945)		1,114,622

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Sovereign — 0.8%
Dominican Republic Senior Notes 4.88% due 09/23/2032*	220,000	228,252
Dominican Republic Senior Notes 5.30% due 01/21/2041*	150,000	151,689
Dominican Republic Senior Notes 5.88% due 01/30/2060*	150,000	151,352

Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
Government of Bermuda Senior Notes 2.38% due 08/20/2030*	$260,000	$260,650
Government of Bermuda Senior Notes 4.75% due 02/15/2029*	200,000	233,360
Islamic Republic of Pakistan Senior Notes 8.88% due 04/08/2051*	290,000	298,700
Kingdom of Morocco Senior Notes 3.00% due 12/15/2032*	200,000	194,380
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*	200,000	196,282
Kingdom of Saudi Arabia Senior Notes 3.45% due 02/02/2061*	200,000	200,268
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	180,000	232,214
Republic of Paraguay Senior Notes 5.40% due 03/30/2050*	200,000	235,252
United Mexican States Senior Notes 3.77% due 05/24/2061	214,000	199,484

Total Foreign Government Obligations (cost $2,562,055)		2,581,883

Total Long-Term Investment Securities (cost $289,156,942)		327,192,956

SHORT-TERM INVESTMENT SECURITIES — 4.6%
Certificates of Deposit — 0.3%
Kookmin Bank FRS 0.37% (1 ML+0.29%) due 12/20/2021	91,000	91,051
Norinchukin Bank 0.37% due 12/01/2021	146,000	146,125
Shinhan Bank Co., Ltd. 0.58% due 08/23/2021	48,000	48,015
Societe Generale NY 0.32% due 09/17/2021	250,000	250,081
Svenska Handelsbanken AB 0.25% due 03/16/2022	189,000	189,101
UBS AG 0.46% due 12/02/2022	237,000	237,890
Woori Bank FRS 0.47% (3 ML+0.25%) due 01/31/2022	135,000	135,034

		1,097,297

Commercial Paper — 0.8%
American Electric Power Co., Inc. 0.27% due 11/16/2021	244,000	243,848
AT&T, Inc. 0.40 due 12/14/2021	250,000	249,837
Banco Del Estado De Chile 0.41% due 12/02/2021	157,000	156,920
Banco Santander SA 0.49 due 08/31/2021	141,000	140,989

242

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
Bank of Nova Scotia 0.23% due 05/06/2022	$250,000	$249,681
Credit Industriel et Commercial 0.23% due 05/11/2022	250,000	249,695
Enel Finance America 0.40% due 10/14/2021	250,000	249,902
Eni Finance USA, Inc. 0.58 due 10/18/2021	250,000	249,890
First Abu Dhabi Bank PJSC 0.40% due 08/27/2021	231,000	230,984
HSBC USA, Inc. 0.35% due 02/25/2022	224,000	223,569
Macquarie Bank, Ltd. 0.25% due 05/06/2022	250,000	249,625
NatWest Markets PLC 0.30% due 04/22/2022	250,000	249,614

		2,744,554

Registered Investment Companies — 2.3%
JPMorgan Prime Money Market Fund, Class IM 0.07%(9)	8,015,796	8,019,804

U.S. Government Treasuries — 1.2%
United States Treasury Bills 0.04% due 08/10/2021	$4,000,000	3,999,971

Total Short-Term Investment Securities (cost $15,859,053)		15,861,626

TOTAL INVESTMENTS (cost $305,015,995)(10)	99.5%	343,054,582
Other assets less liabilities	0.5	1,851,838

NET ASSETS	100.0%	$344,906,420

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $45,641,455 representing 13.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity—maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation

(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2021.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of July 31, 2021.
(10)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

BR — Bearer Shares

BSE — Brussells Stock Exchange

CDI — Chess Depositary Interest

GDR — Global Depositary Receipt

LSE — London Stock Exchange

NYSE — New York Stock Exchange

NASDAQ — National Association of Securities Dealers Automated Quotations

NES — Non-Voting Equity Securities

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SGX — Singapore Stock Exchange

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TRQX — Turquoise Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

XEGT — Equiduct Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

BSBY — Bloomberg Short-Term Bank Yield Index

SOFR — Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation

66	Long	Dow Jones Real Estate Index	September 2021	$2,697,750	$2,739,000	$41,250

43	Long	S&P 500 E-Mini Index	September 2021	9,092,436	9,437,425	344,989

53	Long	U.S. Treasury Long Bonds	September 2021	8,343,410	8,730,094	386,684

						$772,923

243

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized (Depreciation)

112	Long	E-Mini Russell 2000 Index	September 2021	$12,913,267	$12,440,960	$(472,307)

54	Long	Euro Stoxx	September 2021	2,632,028	2,618,363	(13,665)

26	Long	FTSE 100 Index	September 2021	2,549,894	2,516,713	(33,181)

2	Long	MSCI EAFE Index	September 2021	236,234	231,940	(4,294)

142	Long	MSCI Emerging Markets Index	September 2021	9,714,220	9,071,670	(642,550)

9	Long	TOPIX Index	September 2021	1,604,376	1,562,907	(41,469)

17	Long	U.S. Treasury 2 Year Notes	September 2021	3,751,721	3,751,156	(565)

16	Short	U.S. Treasury 5 Year Notes	September 2021	1,983,253	1,991,125	(7,872)

236	Short	U.S. Treasury 10 Year Notes	September 2021	31,174,789	31,730,937	(556,148)

73	Short	U.S. Treasury Ultra 10 Year Futures	September 2021	10,607,724	10,968,250	(360,526)

15	Short	U.S. Ultra Bonds	September 2021	2,795,148	2,992,969	(197,821)

						$(2,330,398)

		Net Unrealized Appreciation (Depreciation)				$(1,557,475)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Merrill Lynch International	DKK	6,028,003	USD	959,089	10/29/2021	$—	$(3,669)
	SEK	3,242,520	USD	375,161	10/29/2021	—	(1,756)
	USD	682,028	AUD	926,346	10/29/2021	—	(1,966)
	USD	41,265	NOK	366,065	10/29/2021	168	—

						168	(7,391)

Standard Chartered Bank	USD	204,124	EUR	172,984	10/29/2021	1,431	—

State Street Bank & Trust	USD	959,414	CAD	1,204,809	10/29/2021	6,223	—
	USD	545,363	CHF	499,481	10/29/2021	7,266	—
	USD	566,924	GBP	410,953	10/29/2021	4,409	—
	USD	272,553	HKD	2,118,960	10/29/2021	169	—
	USD	2,054,033	JPY	226,371,726	10/29/2021	10,854	—

						28,921	—

Toronto Dominion Bank	EUR	2,225,514	USD	2,630,121	10/29/2021	—	(14,422)

Unrealized Appreciation (Depreciation)						$30,520	$(21,813)

AUD	— Australian Dollar	HKD	— Hong Kong Dollar
CAD	— Canadian Dollar	JPY	— Japanese Yen
CHF	— Swiss Franc	NOK	— Norwegian Krone
DKK	— Danish Krone	SEK	— Swedish Krona
EUR	— Euro Currency	USD	— United States Dollar
GBP	— British Pound Sterling

244

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Hospitals	$153,884	$18,103	**	$0	$171,987
Other Industries	110,319,454	59,594,883	**	—	169,914,337
Registered Investment Companies	21,162,603	—		—	21,162,603
Preferred Securities/Capital Securities	—	556,021		—	556,021
Asset Backed Securities	—	23,965,046		—	23,965,046
U.S. Corporate Bonds & Notes	—	49,736,137		—	49,736,137
Foreign Corporate Bonds & Notes	—	21,007,290		—	21,007,290
U.S. Government Agencies	—	24,257,101		—	24,257,101
U.S. Government Treasuries	—	12,725,929		—	12,725,929
Municipal Bonds & Notes	—	1,114,622		—	1,114,622
Foreign Government Obligations	—	2,581,883		—	2,581,883
Short-Term Investment Securities:
Certificates of Deposit	—	1,097,297		—	1,097,297
Commercial Paper	—	2,744,554		—	2,744,554
Registered Investment Companies	8,019,804	—		—	8,019,804
U.S. Government Treasuries	—	3,999,971		—	3,999,971

Total Investments at Value	$139,655,745	$203,398,837		$0	$343,054,582

Other Financial Instruments:+
Futures Contracts	$772,923	$—		$—	$772,923
Forward Foreign Currency Contracts	—	30,520		—	30,520

Total Other Financial Instruments	$772,923	$30,520		$—	$803,443

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,242,083	$88,315	**	$—	$2,330,398
Forward Foreign Currency Contracts	—	21,813		—	21,813

Total Other Financial Instruments	$2,242,083	$110,128		$—	$2,352,211

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Finanical Statements

245

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Banks-Commercial	12.1%
Semiconductor Components-Integrated Circuits	9.6
Electronic Components-Semiconductors	7.7
Internet Content-Information/News	6.0
E-Commerce/Products	5.0
Oil Companies-Integrated	3.8
Diversified Financial Services	3.4
Computer Services	3.3
Auto-Cars/Light Trucks	2.3
Metal-Diversified	2.2
Steel-Producers	2.1
Metal-Iron	1.9
Building Products-Doors & Windows	1.6
E-Commerce/Services	1.5
Retail-Apparel/Shoe	1.4
Electronic Components-Misc.	1.4
Real Estate Operations & Development	1.3
Petrochemicals	1.2
Oil Companies-Exploration & Production	1.2
Insurance-Life/Health	1.2
Internet Content-Entertainment	1.1
Real Estate Management/Services	1.1
Energy-Alternate Sources	1.1
Food-Misc./Diversified	1.0
Finance-Investment Banker/Broker	1.0
Diversified Minerals	0.9
Investment Management/Advisor Services	0.9
Finance-Leasing Companies	0.9
Retail-Automobile	0.9
Transport-Marine	0.8
Cellular Telecom	0.8
Food-Retail	0.8
Machinery-Construction & Mining	0.7
Non-Ferrous Metals	0.7
Oil Refining & Marketing	0.7
Insurance-Property/Casualty	0.7
Diamonds/Precious Stones	0.7
Building Products-Cement	0.6
Banks-Money Center	0.6
Computers	0.6
Platinum	0.6
Diversified Operations	0.5
Capacitors	0.5
Power Converter/Supply Equipment	0.5
Banks-Special Purpose	0.5
Auto/Truck Parts & Equipment-Original	0.5
Brewery	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Computers-Periphery Equipment	0.5
Circuit Boards	0.5
Wire & Cable Products	0.4
Retail-Misc./Diversified	0.4
Rubber-Tires	0.4
Entertainment Software	0.4
Beverages-Non-alcoholic	0.4
Building & Construction Products-Misc.	0.3
Gas-Distribution	0.3
Bicycle Manufacturing	0.3
Coal	0.3
Building & Construction-Misc.	0.3
Textile-Products	0.3

Audio/Video Products	0.3%
Machinery-General Industrial	0.3
Retail-Convenience Store	0.3
Beverages-Wine/Spirits	0.3
Appliances	0.3
Agricultural Operations	0.2
Food-Dairy Products	0.2
Transport-Services	0.2
Industrial Audio & Video Products	0.1

97.9%

Country Allocation*

South Korea	18.2%
Cayman Islands	17.7
Taiwan	17.5
China	12.8
Russia	8.8
India	6.7
South Africa	3.6
Brazil	3.3
Thailand	2.1
Mexico	1.9
United States	1.1
Turkey	0.9
United Kingdom	0.9
Bermuda	0.6
Hong Kong	0.6
Malaysia	0.5
Vietnam	0.4
Poland	0.3

97.9%

*	Calculated as a percentage of net assets

246

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.9%
Bermuda — 0.6%
Brilliance China Automotive Holdings, Ltd.(2)	1,118,000	$752,534
Kunlun Energy Co., Ltd.	876,000	758,722

		1,511,256

Brazil — 3.3%
Banco do Brasil SA	356,138	2,162,846
Sao Martinho SA	113,247	697,323
SLC Agricola SA	69,361	599,288
Vale SA ADR	232,385	4,884,733

		8,344,190

Cayman Islands — 17.7%
Alibaba Group Holding, Ltd.†	498,908	12,191,537
Alibaba Group Holding, Ltd. ADR†	1,476	288,100
Bosideng International Holdings, Ltd.	1,566,000	979,435
Chailease Holding Co., Ltd.†	267,000	2,213,384
China Hongqiao Group, Ltd.	1,088,000	1,454,385
China Lesso Group Holdings, Ltd.	413,000	860,900
China Yongda Automobiles Services Holdings, Ltd.	373,500	700,807
Country Garden Services Holdings Co., Ltd.	337,000	2,736,805
Haitian International Holdings, Ltd.	193,000	706,576
Kingsoft Corp., Ltd.	191,000	890,810
Longfor Group Holdings, Ltd.*	296,000	1,383,942
Meituan, Class B†*	63,900	1,770,866
Q Technology Group Co., Ltd.	85,000	146,635
SITC International Holdings Co., Ltd.	200,000	824,620
Tencent Holdings, Ltd.	216,900	13,385,190
Topsports International Holdings, Ltd.*	957,000	1,337,663
Xinyi Glass Holdings, Ltd.	240,000	896,481
Zhongsheng Group Holdings, Ltd.	160,500	1,477,968

		44,246,104

China — 12.8%
Anhui Conch Cement Co., Ltd.	308,000	1,473,140
BOE Technology Group Co., Ltd., Class A	1,291,800	1,150,272
China Construction Bank Corp.	5,315,000	3,710,610
China Vanke Co., Ltd.	572,900	1,493,652
Chongqing Brewery Co., Ltd., Class A†	50,300	1,203,802
ENN Natural Gas Co., Ltd., Class A†	301,200	817,662
Fuyao Glass Industry Group Co., Ltd.*	198,400	1,263,074
GF Securities Co., Ltd.	1,564,400	2,223,092
Industrial Bank Co., Ltd., Class A	786,800	2,155,740
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	113,000	584,921
LONGi Green Energy Technology Co., Ltd., Class A	148,640	1,984,779
PICC Property & Casualty Co., Ltd.	2,050,000	1,662,269
Ping An Bank Co., Ltd., Class A	661,300	1,813,629
Postal Savings Bank of China Co., Ltd.*	2,220,000	1,434,427
Sany Heavy Industry Co., Ltd., Class A	296,800	1,142,132
Seazen Holdings Co., Ltd., Class A	114,000	559,840
TBEA Co., Ltd., Class A	466,100	1,097,127
Weichai Power Co., Ltd.	545,158	1,193,593
Wuliangye Yibin Co., Ltd., Class A	20,400	697,911
Xiamen C & D, Inc., Class A	432,984	474,261
Zhuzhou Kibing Group Co., Ltd., Class A	966,100	3,116,270
Zoomlion Heavy Industry Science and Technology Co., Ltd.	911,800	785,313

		32,037,516

Security Description	Shares	Value (Note 2)
Hong Kong — 0.6%
Lenovo Group, Ltd.	1,512,000	$1,413,949

India — 6.7%
HDFC Bank, Ltd. ADR	79,758	5,628,522
Infosys, Ltd. ADR	376,924	8,337,559
Reliance Industries, Ltd. GDR*	32,531	1,798,964
Tata Motors, Ltd. ADR†	57,858	1,138,646

		16,903,691

Malaysia — 0.5%
Public Bank Bhd	1,310,400	1,236,003

Mexico — 1.9%
Arca Continental SAB de CV	143,025	872,897
Grupo Financiero Banorte SAB de CV, Class O	309,511	2,002,327
Grupo Mexico SAB de CV, Class B	402,707	1,844,588

		4,719,812

Poland — 0.3%
Powszechny Zaklad Ubezpieczen SA†	78,266	763,903

Russia — 8.8%
Alrosa PJSC†	904,141	1,608,928
Gazprom PJSC ADR	427,542	3,334,828
Lukoil PJSC ADR	44,905	3,856,890
Magnitogorsk Iron & Steel Works PJSC†	1,622,469	1,523,897
MMC Norilsk Nickel PJSC ADR	94,080	3,245,760
Rosneft OAO†	341,054	2,527,233
Sberbank of Russia PJSC ADR	249,810	4,154,340
Severstal PAO GDR	70,038	1,722,935

		21,974,811

South Africa — 3.6%
African Rainbow Minerals, Ltd.	39,884	813,862
Exxaro Resources, Ltd.	62,735	776,376
FirstRand, Ltd.	479,428	1,777,162
Foschini Group, Ltd.†	121,119	1,279,848
Impala Platinum Holdings, Ltd.	76,260	1,374,325
Mr. Price Group, Ltd.	68,719	1,020,452
MTN Group, Ltd.†	111,128	798,560
Woolworths Holdings, Ltd.†	288,563	1,097,534

		8,938,119

South Korea — 18.2%
AfreecaTV Co., Ltd.	8,169	941,508
BGF retail Co., Ltd.	4,993	701,559
CJ CheilJedang Corp.	3,112	1,268,080
GS Engineering & Construction Corp.	19,740	758,111
Hana Financial Group, Inc.	76,095	2,874,239
Hankook Tire & Technology Co., Ltd.	21,278	895,911
Industrial Bank of Korea	141,410	1,264,806
Kakao Corp.	22,421	2,871,882
Kia Corp.	40,181	2,929,233
KIWOOM Securities Co., Ltd.	11,893	1,224,050
LG Chem, Ltd.	2,574	1,887,730
Lotte Chemical Corp.	4,860	1,098,700
POSCO	6,593	2,093,030
Samsung Electro-Mechanics Co., Ltd.	12,117	2,029,271
Samsung Electronics Co., Ltd.	168,373	11,514,035
Samsung Securities Co. Ltd.	30,183	1,159,705
Shinhan Financial Group Co., Ltd.	83,021	2,823,276
SK Hynix, Inc.	61,289	6,029,343
SK Telecom Co., Ltd.	4,745	1,241,891

		45,606,360

247

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Taiwan — 17.5%
ASE Technology Holding Co., Ltd.	398,000	$1,751,550
AU Optronics Corp.	1,885,000	1,390,569
Cathay Financial Holding Co., Ltd.	1,071,000	2,078,896
Delta Electronics, Inc.	123,000	1,265,939
Evergreen Marine Corp Taiwan, Ltd.†	273,000	1,303,114
Far Eastern New Century Corp.	680,000	721,725
Fubon Financial Holding Co., Ltd.	1,129,000	3,032,676
Giant Manufacturing Co., Ltd.	68,000	784,563
Lite-On Technology Corp.	309,000	709,431
Makalot Industrial Co., Ltd.	8,000	68,113
Micro-Star International Co., Ltd.	215,000	1,140,826
Nanya Technology Corp.	395,000	1,024,876
Novatek Microelectronics Corp.	83,000	1,525,662
Realtek Semiconductor Corp.	74,000	1,559,326
Taiwan Semiconductor Manufacturing Co., Ltd.	628,000	13,076,561
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	42,668	4,976,795
Uni-President Enterprises Corp.	499,000	1,307,520
United Microelectronics Corp.	879,000	1,828,382
Yageo Corp.	65,000	1,309,786
Yuanta Financial Holding Co., Ltd.	3,107,520	2,821,900

		43,678,210

Thailand — 2.1%
Kasikornbank PCL	548,400	1,714,072
PTT Exploration & Production PCL	707,600	2,217,473
Siam Cement PCL	109,600	1,387,194

		5,318,739

Security Description	Shares	Value (Note 2)
Turkey — 0.9%
Arcelik AS	166,752	$653,253
BIM Birlesik Magazalar AS	107,655	809,852
Ford Otomotiv Sanayi AS	39,766	815,266

		2,278,371

United Kingdom — 0.9%
Anglo American PLC	51,162	2,266,531

United States — 1.1%
MercadoLibre, Inc.†	1,758	2,757,775

Vietnam — 0.4%
Vietnam Joint Stock Commercial Bank for Industry and Trade	652,833	980,279

TOTAL INVESTMENTS (cost $201,976,909)(1)	97.9%	244,975,619
Other assets less liabilities	2.1	5,199,164

NET ASSETS	100.0%	$250,174,783

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $8,988,936 representing 3.6% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Securities classified as Level 3 (see Note 2).
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)

30	Long	MSCI Emerging Markets Index	September 2021	$1,917,067	$1,916,550	($517)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1-Unadjusted Quoted Prices	Level 2-Unadjusted Quoted Prices		Level 3-Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$758,722	**	$752,534	$1,511,256
Russia	16,314,753	5,660,058		—	21,974,811
Other Countries	41,595,029	179,894,523	**	—	221,489,552

Total Investments at Value	$57,909,782	$186,313,303		$752,534	$244,975,619

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$517	$—		$—	$517

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

248

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Medical-Drugs	7.0%
Diversified Banking Institutions	5.5
Aerospace/Defense	4.6
Electric-Integrated	4.1
Investment Management/Advisor Services	3.5
Diversified Manufacturing Operations	3.5
Oil Companies-Exploration & Production	3.4
Banks-Super Regional	3.1
Finance-Credit Card	2.8
Cable/Satellite TV	2.7
Insurance-Multi-line	2.6
Medical-HMO	2.5
Real Estate Investment Trusts	2.4
Medical Instruments	2.1
Semiconductor Components-Integrated Circuits	2.1
Electronic Components-Semiconductors	2.1
Tobacco	2.1
Finance-Other Services	2.0
Machinery-Pumps	2.0
Retail-Restaurants	1.9
Beverages-Non-alcoholic	1.8
Chemicals-Diversified	1.6
Industrial Gases	1.5
Food-Wholesale/Distribution	1.5
Transport-Rail	1.5
Retail-Building Products	1.5
Applications Software	1.5
Oil Companies-Integrated	1.4
Data Processing/Management	1.4
Retail-Discount	1.3
Computer Services	1.3
Retail-Major Department Stores	1.3
Food-Confectionery	1.2
Machinery-Farming	1.2
Pharmacy Services	1.2
Cosmetics & Toiletries	1.1
Finance-Investment Banker/Broker	1.1
Insurance Brokers	1.1
Drug Delivery Systems	1.1
Transport-Services	1.0
Telephone-Integrated	0.9
Banks-Commercial	0.9
Retail-Consumer Electronics	0.9
Non-Hazardous Waste Disposal	0.8
Apparel Manufacturers	0.8
Medical-Wholesale Drug Distribution	0.7
Toys	0.7
Insurance-Property/Casualty	0.6
Medical-Biomedical/Gene	0.6
Retail-Auto Parts	0.6
Retail-Apparel/Shoe	0.5
Tools-Hand Held	0.5
Computers-Memory Devices	0.5
Banks-Fiduciary	0.5
Telecom Equipment-Fiber Optics	0.5
Computers	0.4
Oil Refining & Marketing	0.3
Medical Products	0.3

99.6%

*	Calculated as a percentage of net assets

249

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.6%
Aerospace/Defense — 4.6%
General Dynamics Corp.	98,236	$19,257,203
Northrop Grumman Corp.	39,974	14,511,362
Raytheon Technologies Corp.	289,376	25,161,243

		58,929,808

Apparel Manufacturers — 0.8%
VF Corp.	131,164	10,519,353

Applications Software — 1.5%
Microsoft Corp.	67,218	19,151,080

Banks-Commercial — 0.9%
Truist Financial Corp.	221,263	12,043,345

Banks-Fiduciary — 0.5%
Northern Trust Corp.	53,199	6,003,507

Banks-Super Regional — 3.1%
PNC Financial Services Group, Inc.	147,231	26,856,407
US Bancorp	235,390	13,073,560

		39,929,967

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	199,982	11,404,973
PepsiCo, Inc.	74,649	11,716,161

		23,121,134

Cable/Satellite TV — 2.7%
Comcast Corp., Class A	595,207	35,016,028

Chemicals-Diversified — 1.6%
PPG Industries, Inc.	126,925	20,754,776

Computer Services — 1.3%
Accenture PLC, Class A	20,401	6,480,990
International Business Machines Corp.	72,408	10,206,631

		16,687,621

Computers — 0.4%
Apple, Inc.	36,678	5,349,853

Computers-Memory Devices — 0.5%
Seagate Technology Holdings PLC	78,365	6,888,284

Cosmetics & Toiletries — 1.1%
Procter & Gamble Co.	102,426	14,568,050

Data Processing/Management — 1.4%
Fidelity National Information Services, Inc.	121,009	18,036,392

Diversified Banking Institutions — 5.5%
Bank of America Corp.	751,848	28,840,889
Citigroup, Inc.	245,253	16,584,008
Morgan Stanley	269,289	25,846,358

		71,271,255

Diversified Manufacturing Operations — 3.5%
Eaton Corp. PLC	134,757	21,298,344
Parker-Hannifin Corp.	58,585	18,280,277
Trane Technologies PLC	26,313	5,357,590

		44,936,211

Drug Delivery Systems — 1.1%
Becton Dickinson & Co.	55,232	14,125,584

Electric-Integrated — 4.1%
CMS Energy Corp.	148,139	9,153,509
Entergy Corp.	28,448	2,927,868

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
NextEra Energy, Inc.	264,782	$20,626,518
Public Service Enterprise Group, Inc.	109,733	6,828,684
Xcel Energy, Inc.	195,752	13,360,074

		52,896,653

Electronic Components-Semiconductors — 2.1%
Intel Corp.	39,237	2,107,812
Texas Instruments, Inc.	133,030	25,358,178

		27,465,990

Finance-Credit Card — 2.8%
American Express Co.	134,048	22,859,205
Capital One Financial Corp.	81,394	13,161,410

		36,020,615

Finance-Investment Banker/Broker — 1.1%
Charles Schwab Corp.	213,247	14,490,134

Finance-Other Services — 2.0%
CME Group, Inc.	122,185	25,919,104

Food-Confectionery — 1.2%
Mondelez International, Inc., Class A	249,328	15,772,489

Food-Wholesale/Distribution — 1.5%
Sysco Corp.	266,072	19,742,542

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	68,142	19,831,366

Insurance Brokers — 1.1%
Arthur J. Gallagher & Co.	68,855	9,592,190
Marsh & McLennan Cos., Inc.	31,375	4,619,028

		14,211,218

Insurance-Multi-line — 2.6%
Chubb, Ltd.	76,890	12,974,419
Hartford Financial Services Group, Inc.	159,642	10,156,424
MetLife, Inc.	176,852	10,204,360

		33,335,203

Insurance-Property/Casualty — 0.6%
Progressive Corp.	86,113	8,194,513

Investment Management/Advisor Services — 3.5%
BlackRock, Inc.	36,259	31,442,717
T. Rowe Price Group, Inc.	67,887	13,859,810

		45,302,527

Machinery-Farming — 1.2%
Deere & Co.	41,924	15,159,299

Machinery-Pumps — 2.0%
Dover Corp.	150,917	25,221,249

Medical Instruments — 2.1%
Medtronic PLC	210,995	27,705,754

Medical Products — 0.3%
Abbott Laboratories	31,796	3,846,680

Medical-Biomedical/Gene — 0.6%
Amgen, Inc.	31,033	7,495,711

Medical-Drugs — 7.0%
AbbVie, Inc.	75,343	8,762,391
Bristol-Myers Squibb Co.	426,168	28,924,022
Eli Lilly & Co.	61,131	14,885,398
Johnson & Johnson	150,761	25,961,044

250

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Merck & Co., Inc.	65,025	$4,998,472
Pfizer, Inc.	173,971	7,447,699

		90,979,026

Medical-HMO — 2.5%
UnitedHealth Group, Inc.	78,792	32,479,638

Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	77,001	9,407,212

Non-Hazardous Waste Disposal — 0.8%
Republic Services, Inc.	90,456	10,706,372

Oil Companies-Exploration & Production — 3.4%
ConocoPhillips	502,517	28,171,103
EOG Resources, Inc.	220,964	16,099,437

		44,270,540

Oil Companies-Integrated — 1.4%
Chevron Corp.	181,113	18,439,115

Oil Refining & Marketing — 0.3%
Valero Energy Corp.	61,119	4,093,139

Pharmacy Services — 1.2%
CVS Health Corp.	181,342	14,935,327

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	21,875	4,404,312
AvalonBay Communities, Inc.	32,770	7,465,989
Boston Properties, Inc.	30,051	3,527,386
Prologis, Inc.	58,838	7,533,618
Realty Income Corp.	28,265	1,986,747
Ventas, Inc.	86,256	5,156,384
Vornado Realty Trust	30,059	1,307,567

		31,382,003

Retail-Apparel/Shoe — 0.5%
Gap, Inc.	239,215	6,977,902

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	34,367	7,287,866

Retail-Building Products — 1.5%
Home Depot, Inc.	59,018	19,369,117

Security Description	Shares	Value (Note 2)
Retail-Consumer Electronics — 0.9%
Best Buy Co., Inc.	105,831	$11,890,113

Retail-Discount — 1.3%
Walmart, Inc.	117,349	16,728,100

Retail-Major Department Stores — 1.3%
TJX Cos., Inc.	235,067	16,174,960

Retail-Restaurants — 1.9%
McDonald’s Corp.	69,290	16,817,376
Starbucks Corp.	64,595	7,843,771

		24,661,147

Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	164,427	27,528,368

Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	141,926	5,941,022

Telephone-Integrated — 0.9%
Verizon Communications, Inc.	219,661	12,252,691

Tobacco — 2.1%
Philip Morris International, Inc.	265,216	26,545,470

Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	35,399	6,975,373

Toys — 0.7%
Hasbro, Inc.	89,298	8,879,793

Transport-Rail — 1.5%
Norfolk Southern Corp.	75,143	19,374,120

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	66,594	12,743,428

TOTAL INVESTMENTS (cost $887,255,531)(1)	99.6%	1,289,965,137
Other assets less liabilities	0.4	4,874,648

NET ASSETS	100.0%	$1,294,839,785

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,289,965,137	$—	$—	$1,289,965,137

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

251

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.2%
Medical-Drugs	4.5
Computers	4.5
Applications Software	4.3
Banks-Commercial	4.2
Web Portals/ISP	3.6
E-Commerce/Products	3.5
Finance-Credit Card	2.7
Medical-HMO	2.5
Semiconductor Equipment	2.3
Oil Companies-Integrated	2.2
Auto-Cars/Light Trucks	2.1
Food-Misc./Diversified	1.7
Internet Content-Entertainment	1.7
Cable/Satellite TV	1.6
Building-Residential/Commercial	1.6
Medical-Biomedical/Gene	1.6
Transport-Services	1.5
Cosmetics & Toiletries	1.5
Insurance-Multi-line	1.3
Electric-Integrated	1.3
Investment Management/Advisor Services	1.2
Commercial Services-Finance	1.2
Electronic Components-Semiconductors	1.0
Audio/Video Products	1.0
Diversified Manufacturing Operations	1.0
Cellular Telecom	0.9
Diversified Minerals	0.9
Building Products-Air & Heating	0.9
Electronic Forms	0.9
Oil Companies-Exploration & Production	0.9
Enterprise Software/Service	0.9
Computer Aided Design	0.9
Containers-Paper/Plastic	0.8
Real Estate Investment Trusts	0.8
Medical Information Systems	0.8
Insurance-Life/Health	0.8
Electronic Measurement Instruments	0.8
Medical-Wholesale Drug Distribution	0.8
Metal-Iron	0.8
Consulting Services	0.8
Internet Security	0.8
Medical Instruments	0.8
E-Commerce/Services	0.7
Telephone-Integrated	0.7
Textile-Apparel	0.7
Toys	0.7
Rental Auto/Equipment	0.7
Retail-Jewelry	0.7
Tobacco	0.7
Machinery-General Industrial	0.7
Retail-Discount	0.6
Finance-Consumer Loans	0.6
Repurchase Agreements	0.6
Power Converter/Supply Equipment	0.6
Medical Products	0.6
Brewery	0.5
Machinery-Farming	0.5
Import/Export	0.5
Building Products-Doors & Windows	0.5
Transport-Rail	0.5

Transport-Truck	0.5%
Metal-Diversified	0.5
Engineering/R&D Services	0.5
Medical Labs & Testing Services	0.5
Pharmacy Services	0.5
Food-Retail	0.5
Banks-Fiduciary	0.5
Retail-Restaurants	0.5
Office Furnishings-Original	0.5
Hotels/Motels	0.5
Retail-Consumer Electronics	0.5
Real Estate Operations & Development	0.4
Computer Software	0.4
Auto/Truck Parts & Equipment-Original	0.4
Finance-Leasing Companies	0.4
Lighting Products & Systems	0.4
Agricultural Operations	0.4
Rubber-Tires	0.4
Electric-Generation	0.4
Retail-Propane Distribution	0.4
Metal-Copper	0.4
Retail-Auto Parts	0.4
Food-Wholesale/Distribution	0.3
Semiconductor Components-Integrated Circuits	0.3
Data Processing/Management	0.3
Pipelines	0.3
Wire & Cable Products	0.3
Dialysis Centers	0.3
Retail-Misc./Diversified	0.2
Computer Services	0.2
Appliances	0.2
Human Resources	0.2
Transport-Marine	0.2
Beverages-Non-alcoholic	0.2
Medical-Hospitals	0.1
Recreational Vehicles	0.1
Retail-Apparel/Shoe	0.1
Environmental Consulting & Engineering	0.1
Consumer Products-Misc.	0.1
Building & Construction Products-Misc.	0.1
Building & Construction-Misc.	0.1
Gambling (Non-Hotel)	0.1

99.9%

Country Allocation*

United States	63.4%
Japan	6.9
Switzerland	4.8
United Kingdom	3.9
Netherlands	3.2
Canada	2.8
France	2.5
Ireland	2.4
Australia	2.1
Germany	1.7
Denmark	1.6
Cayman Islands	1.2
Bermuda	1.1
Spain	0.6

252

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Country Allocation* (continued)

Finland	0.5%
Italy	0.3
Singapore	0.3
Sweden	0.3
Belgium	0.3

99.9%

*	Calculated as a percentage of net assets

253

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.3%
Australia — 2.1%
BHP Group, Ltd.	99,656	$3,905,430
Fortescue Metals Group, Ltd.	141,192	2,592,853
JB Hi-Fi, Ltd.	36,155	1,276,997
Mineral Resources, Ltd.	16,446	764,751
Super Retail Group, Ltd.	44,253	430,486

		8,970,517

Belgium — 0.3%
Bekaert NV	22,661	1,075,557

Bermuda — 1.1%
Bunge, Ltd.	21,449	1,665,086
Kerry Properties, Ltd.	232,000	683,748
Luk Fook Holdings International, Ltd.	230,000	737,057
VTech Holdings, Ltd.	172,000	1,711,956

		4,797,847

Canada — 2.8%
Canadian Imperial Bank of Commerce	30,497	3,546,168
National Bank of Canada	41,639	3,187,006
Royal Bank of Canada	42,263	4,274,403
Transcontinental, Inc., Class A	37,132	734,842

		11,742,419

Cayman Islands — 1.2%
Chow Tai Fook Jewellery Group, Ltd.	1,068,000	2,237,685
SITC International Holdings Co., Ltd.	213,000	878,220
Xinyi Glass Holdings, Ltd.	560,000	2,091,789

		5,207,694

Denmark — 1.6%
Carlsberg A/S, Class B	12,958	2,398,009
Orsted A/S*	10,767	1,601,329
Scandinavian Tobacco Group A/S*	140,226	2,875,981

		6,875,319

Finland — 0.5%
Valmet Oyj	45,549	1,899,013

France — 2.5%
BNP Paribas SA	37,193	2,262,774
Cie de Saint-Gobain	6,067	434,025
LVMH Moet Hennessy Louis Vuitton SE	3,747	2,998,569
Schneider Electric SE	14,229	2,384,269
TOTAL SE	51,561	2,248,340

		10,327,977

Germany — 1.7%
Allianz SE	14,122	3,516,994
Daimler AG	28,857	2,577,906
Siemens AG	6,973	1,088,681

		7,183,581

Ireland — 2.4%
Eaton Corp. PLC	17,251	2,726,521
Jazz Pharmaceuticals PLC†	9,606	1,628,409
Johnson Controls International PLC	54,201	3,871,035
Medtronic PLC	12,731	1,671,708

		9,897,673

Italy — 0.3%
Azimut Holding SpA	21,496	554,176
Intesa Sanpaolo SpA	328,413	906,942

		1,461,118

Security Description	Shares	Value (Note 2)
Japan — 6.9%
Arcs Co., Ltd.	21,100	$429,060
Fujitsu, Ltd.	5,800	985,268
Iida Group Holdings Co., Ltd.	68,400	1,650,797
Internet Initiative Japan, Inc.	63,600	2,014,659
ITOCHU Corp.	71,400	2,127,210
Iwatani Corp.	27,600	1,584,669
K’s Holdings Corp.†	50,300	594,450
KDDI Corp.	41,700	1,272,606
Kyudenko Corp.	10,400	370,347
Meitec Corp.	28,700	1,620,089
Nintendo Co., Ltd.	2,600	1,339,612
Nippon Telegraph & Telephone Corp.	69,300	1,775,549
Okamura Corp.	137,400	1,946,662
ORIX Corp.	99,200	1,734,153
Rengo Co., Ltd.	155,000	1,320,865
Sekisui House, Ltd.	69,900	1,384,855
Shimamura Co., Ltd.	5,500	531,471
Sony Group Corp.	25,000	2,609,531
Sumitomo Mitsui Financial Group, Inc.	21,300	717,979
Sumitomo Rubber Industries, Ltd.	123,000	1,654,345
Tokyo Tatemono Co., Ltd.	90,200	1,356,708

		29,020,885

Netherlands — 3.2%
ASML Holding NV	3,618	2,751,123
CNH Industrial NV	25,121	419,677
ING Groep NV	217,100	2,780,080
Koninklijke Ahold Delhaize NV	49,777	1,547,706
NXP Semiconductors NV	6,140	1,267,235
PostNL NV	105,238	570,001
Signify NV*	29,937	1,676,966
Stellantis NV	136,464	2,619,797

		13,632,585

Singapore — 0.3%
United Overseas Bank, Ltd.	60,900	1,178,920

Spain — 0.6%
Iberdrola SA	204,948	2,470,602

Sweden — 0.3%
Betsson AB, Class B	42,348	340,876
Oatly Group AB ADR†	46,743	829,688

		1,170,564

Switzerland — 4.8%
Adecco Group AG	14,694	880,239
Bucher Industries AG	741	412,321
Julius Baer Group, Ltd.	44,077	2,915,882
Kuehne & Nagel International AG	9,785	3,301,460
Nestle SA	34,011	4,309,654
Roche Holding AG	7,714	2,983,022
Straumann Holding AG	531	984,893
UBS Group AG	107,287	1,769,026
Zehnder Group AG	4,480	475,812
Zurich Insurance Group AG	4,762	1,919,601

		19,951,910

United Kingdom — 3.9%
Allfunds Group PLC†	37,230	654,854
AstraZeneca PLC	19,697	2,262,166
BP PLC	638,699	2,560,743
Halfords Group PLC†	219,756	1,086,511
Legal & General Group PLC	400,559	1,454,314
Morgan Sindall Group PLC	13,265	430,670

254

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Natwest Group PLC	668,370	$1,879,037
Rio Tinto PLC	23,564	2,008,194
Royal Dutch Shell PLC, Class B	121,867	2,405,273
Unilever PLC	26,857	1,546,547

		16,288,309

United States — 62.8%
AbbVie, Inc.	39,442	4,587,105
Adobe, Inc.†	6,178	3,840,430
Agilent Technologies, Inc.	22,251	3,409,521
Airbnb, Inc., Class A†	6,341	913,167
Allscripts Healthcare Solutions, Inc.†	90,919	1,552,896
Alphabet, Inc., Class C†	5,561	15,039,280
Altice USA, Inc., Class A†	43,593	1,339,613
Amazon.com, Inc.†	3,613	12,022,583
Amgen, Inc.	12,689	3,064,901
Anthem, Inc.	8,700	3,340,887
Apple, Inc.	118,100	17,226,066
Applied Materials, Inc.	29,972	4,193,982
Bank of America Corp.	135,385	5,193,369
Berry Global Group, Inc.†	21,612	1,389,435
Biogen, Inc.†	6,103	1,994,033
BlackRock, Inc.	1,859	1,612,069
Booking Holdings, Inc.†	999	2,176,082
Bristol-Myers Squibb Co.	61,464	4,171,562
Brunswick Corp.	5,509	575,140
Cadence Design Systems, Inc.†	24,241	3,579,184
Capital One Financial Corp.	16,543	2,675,003
Cerner Corp.	23,133	1,859,662
Charter Communications, Inc., Class A†	4,713	3,506,708
Cigna Corp.	8,640	1,982,794
Cimarex Energy Co.	27,174	1,771,745
Citigroup, Inc.	36,791	2,487,807
Citizens Financial Group, Inc.	39,296	1,656,719
CommVault Systems, Inc.†	15,337	1,159,324
Conagra Brands, Inc.	39,424	1,320,310
CSX Corp.	64,473	2,083,767
Darden Restaurants, Inc.	13,350	1,947,498
DaVita, Inc.†	8,635	1,038,359
Deere & Co.	5,184	1,874,483
Dell Technologies, Inc., Class C†	15,617	1,508,915
DigitalBridge Group, Inc.†	194,688	1,355,028
eBay, Inc.	39,630	2,703,162
Eli Lilly & Co.	10,670	2,598,145
EOG Resources, Inc.	26,800	1,952,648
Exxon Mobil Corp.	35,498	2,043,620
Facebook, Inc., Class A†	17,312	6,168,266
Freeport-McMoRan, Inc.	41,042	1,563,700
FTI Consulting, Inc.†	22,391	3,262,369
General Mills, Inc.	31,382	1,847,144
General Motors Co.†	21,753	1,236,441
Goldman Sachs Group, Inc.	8,941	3,351,802
Hilton Grand Vacations, Inc.†	47,337	1,925,196
Hologic, Inc.†	17,776	1,333,911
Humana, Inc.	6,084	2,590,932
J2 Global, Inc.†	12,549	1,772,797
Johnson & Johnson	4,336	746,659
L Brands, Inc.	12,456	997,352
Laboratory Corp. of America Holdings†	6,700	1,984,205
Lam Research Corp.	4,866	3,101,637
Lear Corp.	9,934	1,738,251

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
Mastercard, Inc., Class A	10,859	$4,190,922
Mattel, Inc.†	75,983	1,650,351
McKesson Corp.	16,530	3,369,310
Microsoft Corp.	62,639	17,846,477
Morgan Stanley	42,944	4,121,765
Netflix, Inc.†	1,572	813,620
NextEra Energy, Inc.	37,487	2,920,237
NortonLifeLock, Inc.	64,080	1,590,466
NuVasive, Inc.†	23,082	1,476,094
NVIDIA Corp.	18,164	3,541,798
Old Dominion Freight Line, Inc.	7,658	2,061,151
Oracle Corp.	31,764	2,767,915
Palo Alto Networks, Inc.†	4,022	1,604,979
PayPal Holdings, Inc.†	15,313	4,219,191
Procter & Gamble Co.	33,151	4,715,067
Progress Software Corp.	8,900	405,751
Prologis, Inc.	9,509	1,217,532
PulteGroup, Inc.	59,462	3,262,680
Qorvo, Inc.†	4,452	844,055
SBA Communications Corp.	2,512	856,567
Spectrum Brands Holdings, Inc.	5,631	491,868
SS&C Technologies Holdings, Inc.	5,331	417,897
State Street Corp.	22,438	1,955,247
Synchrony Financial	54,651	2,569,690
Sysco Corp.	18,611	1,380,936
T-Mobile US, Inc.†	27,121	3,905,966
Targa Resources Corp.	26,439	1,113,346
Target Corp.	9,894	2,582,829
Tenet Healthcare Corp.†	8,047	578,096
Tesla, Inc.†	3,910	2,686,952
Tetra Tech, Inc.	3,763	502,436
Tri Pointe Homes, Inc.†	18,642	449,645
United Parcel Service, Inc., Class B	12,881	2,464,908
United Rentals, Inc.†	9,044	2,980,450
United Therapeutics Corp.†	8,823	1,605,168
UnitedHealth Group, Inc.	10,792	4,448,678
Visa, Inc., Class A	18,618	4,587,289
Voya Financial, Inc.	30,400	1,957,760
Whirlpool Corp.	3,992	884,388

		263,407,141

Total Long-Term Investment Securities (cost $301,386,653)		416,559,631

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 07/30/2021, to be repurchased 08/02/2021 in the amount of $2,564,000 and collateralized by $2,682,500 of United States Treasury Notes, bearing interest at 0.50% due 10/31/2027 and having an approximate value of $2,615,296 (cost $2,564,000)	$2,564,000	2,564,000

TOTAL INVESTMENTS (cost $303,950,653)(1)	99.9%	419,123,631
Other assets less liabilities	0.1	573,738

NET ASSETS	100.0%	$419,697,369

255

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $6,154,276 representing 1.5% of net assets.
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$288,809,242	$127,750,389	**	$—	$416,559,631
Repurchase Agreements	—	2,564,000		—	2,564,000

Total Investments at Value	$288,809,242	$130,314,389		$—	$419,123,631

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

256

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Diversified Financial Services	18.1%
United States Treasury Notes	11.1
United States Treasury Bonds	9.0
Federal National Mtg. Assoc.	7.5
Diversified Banking Institutions	6.4
Repurchase Agreements	4.9
Uniform Mtg. Backed Securities	4.8
Government National Mtg. Assoc.	4.8
Federal Home Loan Mtg. Corp.	3.9
Real Estate Investment Trusts	2.2
Electric-Integrated	2.0
Pipelines	1.9
Registered Investment Companies	1.6
Banks-Commercial	1.6
Finance-Leasing Companies	1.4
Cable/Satellite TV	1.3
Municipal Bonds & Notes	1.2
Medical-Hospitals	0.9
Telephone-Integrated	0.8
Electronic Components-Semiconductors	0.8
Aerospace/Defense	0.7
Banks-Super Regional	0.6
Oil Companies-Integrated	0.6
Oil Companies-Exploration & Production	0.6
Brewery	0.6
Auto-Cars/Light Trucks	0.5
Cellular Telecom	0.5
Medical-Drugs	0.5
Finance-Investment Banker/Broker	0.5
Gas-Distribution	0.4
Insurance Brokers	0.4
Computers	0.4
Sovereign	0.4
Hotels/Motels	0.4
Medical Instruments	0.4
Independent Power Producers	0.3
Airlines	0.3
Oil Refining & Marketing	0.3
Internet Brokers	0.3
Machinery-General Industrial	0.3
Insurance-Life/Health	0.3
Transport-Rail	0.3
Building Products-Air & Heating	0.3
Physicians Practice Management	0.3
Soap & Cleaning Preparation	0.3
Small Business Administration	0.3
Metal-Diversified	0.3
Oil-Field Services	0.3
Investment Management/Advisor Services	0.2
E-Commerce/Services	0.2
Insurance-Multi-line	0.2
Diversified Minerals	0.2
Applications Software	0.2
Medical-Biomedical/Gene	0.2
Insurance-Property/Casualty	0.2
Containers-Paper/Plastic	0.2
Insurance-Reinsurance	0.2
Music	0.2
Rental Auto/Equipment	0.2
Aerospace/Defense-Equipment	0.2
Special Purpose Entities	0.2
Building & Construction Products-Misc.	0.2

Food-Meat Products	0.2%
Chemicals-Specialty	0.2
Metal-Aluminum	0.2
Enterprise Software/Service	0.2
Data Processing/Management	0.2
Tobacco	0.1
Electronic Components-Misc.	0.1
Electric-Distribution	0.1
Building Products-Cement	0.1
Finance-Other Services	0.1
Retail-Automobile	0.1
Retail-Convenience Store	0.1
Internet Content-Information/News	0.1
Pharmacy Services	0.1
Distribution/Wholesale	0.1
Medical Labs & Testing Services	0.1
Resorts/Theme Parks	0.1
Electric-Transmission	0.1
Dialysis Centers	0.1
Machinery-Farming	0.1
Broadcast Services/Program	0.1
Food-Catering	0.1
Electric-Generation	0.1
Steel-Producers	0.1
Medical-HMO	0.1
Retail-Building Products	0.1
Commercial Services-Finance	0.1
Beverages-Non-alcoholic	0.1
Coatings/Paint	0.1
Software Tools	0.1
Retail-Major Department Stores	0.1
Multimedia	0.1
Food-Misc./Diversified	0.1
Medical-Generic Drugs	0.1
Machinery-Electrical	0.1
Food-Retail	0.1
Telecom Services	0.1
Insurance-Mutual	0.1
Cosmetics & Toiletries	0.1
Water	0.1
Diversified Operations	0.1
Finance-Credit Card	0.1

105.1%

Credit Quality†#

Aaa	45.2%
Aa	2.0
A	10.0
Baa	20.6
Ba	4.7
B	1.4
Not Rated@	16.1

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

257

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 17.9%
Diversified Financial Services — 17.9%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 0.89% (1 ML+0.80%) due 12/26/2044*	$189,808	$189,326
ACRE TL 2017 LLC FRS Series 2017-A 4.33% (1 ML+4.60%) due 12/15/2021*(1)(9)	804,545	796,500
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 1.73% (3 ML+1.60%) due 10/21/2028*(2)	2,477,180	2,484,971
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	884,610	935,261
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,318,531	1,398,629
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	882,391	935,765
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	161,500
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	406,327
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	565,373
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	164,941
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	301,645
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	753,270
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	346,331	348,808
AMSR Trust Series 2020-SFR4, Class C 1.86% due 11/17/2037*	2,000,000	2,016,530
AMSR Trust Series 2020-SFR3, Class E1 2.56% due 09/17/2037*	1,535,000	1,548,281
Anchor Mtg. Trust Series 2021-1, Class A1 2.60% due 10/25/2026*(1)	2,750,000	2,784,884
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2021-FL2, Class B 1.69% (1 ML+1.60%) due 05/15/2036*	625,500	626,278
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class C 2.21% (SOFR30A+2.16%) due 02/15/2035*	1,794,500	1,794,863

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 1.24% (1 ML+1.15%) due 06/15/2028*	$3,380,000	$3,382,116
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class C 2.09% (1 ML+2.00%) due 12/15/2035*	461,000	461,865
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class C 2.19% (1 ML+2.10%) due 05/15/2037*	413,500	413,629
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class D 2.59% (1 ML+2.50%) due 05/15/2037*	3,147,500	3,148,482
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class D 3.04% (1 ML+2.95%) due 12/15/2035*	424,000	425,060
AREIT Trust FRS Series 2019-CRE3, Class A 1.18% (SOFR30A+1.13%) due 09/14/2036*(3)	523,612	523,290
AREIT Trust FRS Series 2019-CRE3, Class B 1.71% (SOFR30A+1.66%) due 09/14/2036*(3)	2,234,000	2,222,982
AREIT Trust FRS Series 2019-CRE3, Class C 2.06% (SOFR30A+2.01%) due 09/14/2036*(3)	1,015,000	1,008,739
AREIT Trust FRS Series 2019-CRE3, Class D 2.81% (SOFR30A+2.76%) due 09/14/2036*(3)	884,500	869,217
Atrium XII FRS Series 12A, Class BR 1.49% (3 ML+1.35%) due 04/22/2027*(2)	2,950,000	2,948,519
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 1.38% (3 ML+1.25%) due 01/20/2028*(2)	4,300,018	4,303,032
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class A 1.09% (1 ML+1.00%) due 03/15/2036*(3)	139,926	139,926
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class AS 1.44% (1 ML+1.35%) due 03/15/2036*(3)	621,929	621,548
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class B 1.71% (SOFR30A+1.66%) due 09/15/2036*(3)	3,941,902	3,935,898

258

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class D 2.19% (1 ML+2.10%) due 09/15/2035*(3)	$655,000	$650,249
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class D 2.46% (SOFR30A+2.41%) due 09/15/2036*(3)	270,000	268,669
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 2.79% (1 ML+2.70%) due 01/15/2033*(3)	716,847	713,223
Barclays Commercial Mtg. Trust Series 2019-C5, Class A4 3.06% due 11/15/2052(3)	1,315,000	1,440,747
BDS, Ltd. FRS Series 2019-FL4, Class A 1.19% (1 ML+1.10%) due 08/15/2036*	2,333,000	2,331,619
BDS, Ltd. FRS Series 2021-FL7, Class B 1.59% (1 ML+1.50%) due 06/16/2036*	684,000	683,577
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 2.53% due 08/25/2033(1)(4)	115,157	115,240
Benchmark Mtg. Trust Series 2020-B18, Class A5 1.93% due 07/15/2053(3)	1,082,524	1,091,907
Blackstone Mtg. Trust, Inc. FRS Series 2020-FL2, Class B 1.56% (SOFR30A+1.51%) due 02/15/2038*(3)	875,000	874,452
BSPRT Issuer, Ltd. FRS Series 2019-FL5, Class C 2.09% (1 ML+2.00%) due 05/15/2029*	1,485,000	1,475,878
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	1,031,451	1,038,083
Business Jet Securities LLC Series 2021-1A, Class B 2.92% due 04/15/2036*	2,005,253	2,035,578
Business Jet Securities LLC Series 2020-1A, Class A 2.98% due 11/15/2035*	1,458,670	1,490,442
Business Jet Securities LLC Series 2019-1, Class A 4.21% due 07/15/2034*	1,286,759	1,327,634
BVRT Financing Trust FRS Series 2021-CRT2 1.85% due 11/10/2032*(9)	896,241	896,241
BVRT Financing Trust Series 2020-3F, Class A 3.15% due 11/10/2022*(9)	1,868,126	1,868,126
BXMT, Ltd. FRS Series 2021-FL4, Class AS 1.39% (1 ML+1.3%) due 05/15/2038*(3)	2,281,000	2,280,998

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
BXMT, Ltd. FRS Series 2021-FL4, Class B 1.64% (1 ML+1.55%) due 05/15/2038*(3)	$4,995,500	$4,995,495
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(9)	1,364,779	1,400,604
Cantor Commercial Real Estate Lending Series 2019-CF2, Class A5 2.87% due 11/15/2052(3)	3,173,122	3,408,194
Capital Automotive LP Series 2020-1A, Class A3 3.10% due 12/15/2050*	373,906	389,594
CarNow Auto Receivables Trust Series 2021-1A, Class A 0.97% due 10/15/2024*	1,805,848	1,807,025
Carvana Auto Receivables Trust Series 2019-2A, Class C 3.00% due 06/17/2024*	2,000,000	2,037,181
Carvana Auto Receivables Trust Series 2019-3A, Class D 3.04% due 04/15/2025*	2,240,000	2,315,135
CAUTO Series 2020-1A, Class A4 3.19% due 02/15/2050*	1,184,987	1,219,920
CHCP, Ltd. FRS Series 2021-FL1, Class B 1.81% (SOFR30A+1.76%) due 02/15/2038*	566,500	567,209
CHCP, Ltd. FRS Series 2021-FL1, Class C 2.26% (SOFR30A+2.21%) due 02/15/2038*	642,000	642,803
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(3)	2,780,000	2,972,057
Citigroup Commercial Mtg. Trust Series 2019-C7, Class A4 3.10% due 12/15/2072(3)	380,000	418,074
Citigroup Commercial Mtg. Trust VRS Series 2016-P6, Class A5 3.72% due 12/10/2049(3)(4)	843,000	943,720
CLNC, Ltd. FRS Series 2019-FL1, Class B 2.06% (SOFR30A+2.01%) due 08/20/2035*	910,000	905,186
CLNC, Ltd. FRS Series 2019-FL1, Class C 2.56% (SOFR30A+2.51%) due 08/20/2035*	1,480,000	1,473,891
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class A2R 1.87% (3 ML+1.70%) due 11/07/2030*(2)	3,656,527	3,654,695
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class BR 2.32% (3 ML+2.15%) due 11/07/2030*(2)	2,328,072	2,326,903
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(3)	1,950,000	1,992,297

259

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	$5,000,000	$5,374,057
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	5,396,600
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	5,694,904
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	846,482
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,737,341
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	689,521
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(3)(4)	1,790,000	2,004,409
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,250,022
Continental Finance Credit Card LLC Series 2020-1A, Class A 2.24% due 12/15/2028*	990,000	1,000,401
Corevest American Finance Trust Series 2019-3, Class A 2.71% due 10/15/2052*	898,241	944,259
Corevest American Finance Trust Series 2019-3, Class B 3.16% due 10/15/2052*	1,900,000	2,045,076
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	1,152,107
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	153,822	154,905
Credit Acceptance Auto Loan Trust Series 2021-3A, Class c 1.63% due 09/16/2030*	282,000	283,051
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B 2.39% due 04/16/2029*	1,565,000	1,607,949
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 2.48% due 03/25/2034(1)(4)	108,297	109,628
Cutwater, Ltd. FRS Series 2015-1A, Class BR 1.93% (3 ML+1.80%) due 01/15/2029*(2)	4,810,000	4,755,027
Cutwater, Ltd. FRS Series 2014-1A, Class BR 2.53% (3 ML+2.40%) due 07/15/2026*(2)	1,155,000	1,150,312
DataBank Issuer LLC Series 2021-1A, Class A2 2.06% due 02/27/2051*	1,250,000	1,275,306

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	$741,090	$755,567
DBWF Mtg. Trust VRS Series 2015-LCM, Class A2 3.42% due 06/10/2034*(3)(4)	1,000,000	1,038,409
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	194,349	197,295
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	377,508	392,909
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	570,181	574,575
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	77,784	78,048
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	510,000	527,790
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 1.68% (3 ML+1.55%) due 04/15/2031*(2)	5,500,000	5,511,022
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.83% (1 ML+0.74%) due 07/19/2044(1)	636,752	614,385
DT Auto Owner Trust Series 2021-2A, Class C 1.10% due 02/16/2027*	940,000	944,980
DT Auto Owner Trust Series 2019-4A, Class C 2.73% due 07/15/2025*	1,571,000	1,598,934
DT Auto Owner Trust Series 2019-2A, Class C 3.18% due 02/18/2025*	1,515,000	1,532,256
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	168,249	169,122
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	935,000	950,623
Exeter Automobile Receivables Trust Series 2019-3A, Class D 3.11% due 08/15/2025*	1,650,000	1,701,052
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	627,209	636,507
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	229,772	230,348
FirstKey Homes Trust Series 2020-SFR1, Class D 2.24% due 08/17/2037*	1,500,000	1,525,914
FirstKey Homes Trust Series 2020-SFR2, Class E 2.67% due 10/19/2037*	1,500,000	1,534,241
Flagship Credit Auto Trust Series 2019-4, Class D 3.12% due 01/15/2026*	1,900,000	1,992,224

260

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
FMC GMSR Issuer Trust VRS Series 2021-GT1, Class A 3.62% due 07/25/2026*(1)(4)(9)	$2,200,000	$2,199,746
FMC GMSR Issuer Trust 3.69% due 02/25/2024(9)	3,330,000	3,326,563
FMC GMSR Issuer Trust VRS Series 2020-GT1, Class A 4.45% due 01/25/2026*(1)(4)	2,000,000	2,022,623
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	340,281	351,264
FREED ABS Trust Series 2019-2, Class A 2.62% due 11/18/2026*	12,464	12,474
FTF Funding II LLC 8.00% due 08/15/2024*(9)	403,558	221,957
G2.com, Inc. Series D 2.50% due 01/20/2051	6,185,000	6,414,521
Galaxy CLO, Ltd. FRS Series 2018-29A, Class B 1.56% (3 ML+1.40%) due 11/15/2026*(2)	1,287,655	1,288,916
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class A 0.95% (3 ML+0.79%) due 11/15/2026*(2)	1,457,248	1,456,604
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	302,694	304,214
GoodGreen Trust Series 2019-2A, Class A 2.76% due 04/15/2055*	852,536	878,717
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	631,843	662,156
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	132,162	140,554
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*(9)	934,399	929,727
Grand Avenue CRE FRS Series 2019-FL1, Class A 1.21% (1 ML+1.12%) due 06/15/2037*	578,965	579,149
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(3)	4,864,294	5,321,502
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	2,997,250
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.59% (1 ML+0.50%) due 09/25/2035(1)	3,640	3,508
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 1.83% (3 ML+1.70%) due 07/18/2031*(2)	2,865,000	2,795,085

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Headlands Residential LLC Series 2018-RPL1, Class A 3.88% due 08/25/2024*(1)(5)	$1,790,000	$1,802,407
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 11/25/2024*(1)(5)	1,400,000	1,411,175
Headlands Residential LLC Series 2019-RPL1, Class NOTE 3.97% due 06/25/2024*(1)(5)	1,196,402	1,202,718
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	143,149	148,430
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	485,009	507,761
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	388,925	409,684
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	88,640	90,739
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,251,717
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.68% due 03/25/2035(1)(4)	103,517	105,397
Invitation Homes Trust FRS Series 2017-SFR2, Class A 0.94% (1 ML+0.85%) due 12/17/2036*	481,538	482,292
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	5,016,954
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	5,409,344
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	2,847,257	3,165,435
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 1.92% due 10/25/2033(1)(4)	308,894	312,278
KREF, Ltd. FRS Series 2018-FL1, Class C 2.09% (1 ML+2.00%) due 06/15/2036*	2,332,500	2,334,690
Ladder Capital Commercial Mtg. Trust FRS Series 2021-FL2, Class C 2.25% (1 ML+2.15%) due 12/13/2038*	1,072,500	1,073,166
LHOME Mtg. Trust VRS Serie 2021-RTL1, Class A1 2.09% due 09/25/2026*(1)(4)	970,000	968,562
LHOME Mtg. Trust Series 2019-RTL2, Class A1 3.84% due 03/25/2024*(1)	1,030,000	1,033,285

261

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LHOME Mtg. Trust Series 2019-RTL3, Class A1 3.87% due 07/25/2024*(1)	$1,900,000	$1,914,127
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class AS 1.46% (1 ML+1.37%) due 04/15/2034*(3)	656,550	655,934
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 1.59% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,895,000
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class B 1.69% (1 ML+1.60%) due 04/15/2034*(3)	844,650	840,422
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class AS 1.84% (1 ML+1.75%) due 07/15/2036*	3,077,500	3,078,460
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class C 2.04% (1 ML+1.95%) due 04/15/2034*(3)	795,150	787,190
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class B 2.09% (1 ML+2.00%) due 07/15/2036*	1,115,000	1,115,348
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class D 2.54% (1 ML+2.45%) due 05/15/2036*	501,000	486,541
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 2.64% (1 ML+2.55%) due 05/15/2028*	1,025,000	1,019,875
LP LMS Asset Securization Trust Series 2021-1 3.23% due 10/15/2028(9)	2,101,053	2,101,463
Lument Finance Trust, Inc. FRS Series 2021-FL1, Class C 2.04% (1 ML+1.95%) due 06/15/2039*	2,150,000	2,150,671
Madison Park Funding XXIII, Ltd. FRS Series 2017-23A, Class CR 2.13% (3 ML+2.00%) due 07/27/2031*(2)	3,200,273	3,198,666
Mariner Finance Issuance Trust Series 2019-AA, Class B 3.51% due 07/20/2032*	1,075,000	1,109,521
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	1,095,000	1,099,439
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 0.73% (1 ML+0.64%) due 10/25/2028(1)	200,473	201,497

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 0.86% (6 ML+0.68%) due 01/25/2029(1)	$564,479	$564,510
MF1 Multifamily Housing Mtg. Loan Trust FRS Series 2021-FL5, Class C 1.86% (SOFR30A+1.81%) due 07/15/2036*(3)	1,348,500	1,349,343
MF1, Ltd. FRS Series 2019-FL2, Class AS 1.56% (1 ML+1.43%) due 12/25/2034*(3)	5,380,000	5,355,876
MF1, Ltd. FRS Series 2020-FL4, Class AS 2.26% (SOFR30A+2.21%) due 11/15/2035*	1,334,500	1,353,249
MidOcean Credit CLO II FRS Series 2013-2A, Class BR 1.85% (3 ML+1.65%) due 01/29/2030*(2)	4,114,474	4,112,413
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	1,207,415	1,294,071
MRA Issuance Trust FRS Series 2021-EBO5, Class A1X 1.84% (1 ML + 1.75%) due 02/16/2022*(1)	3,400,000	3,402,149
MRA Issuance Trust FRS Series 2021-EBO7, Class A1X 2.85% (1 ML+2.75%) due 02/16/2022*(1)	3,400,000	3,400,643
MRCD Mtg. Trust Series 2019-PARK, Class A 2.72% due 12/15/2036*(3)	1,920,000	2,006,232
MRCD Mtg. Trust Series 2019-PARK, Class D 2.72% due 12/15/2036*(3)	1,242,000	1,256,440
MVW LLC Series 2021-1WA, Class A 1.14% due 01/22/2041*	1,148,521	1,150,307
Nationstar HECM Loan Trust VRS Series 2020-1A, Class A1 1.27% due 09/25/2030*(4)	1,607,398	1,611,651
Neuberger Berman CLO XXI, Ltd. FRS Series 2016-21A, Class CR2 2.18% (3 ML+2.05%) due 04/20/2034*(2)	1,276,441	1,277,747
NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2 2.07% due 10/15/2024*	1,175,000	1,200,165
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.10% due 07/25/2026*	3,815,000	3,804,928
NRZ Excess Spread-Collateralized Notes Series 2021-FNT2, Class A 3.23% due 05/25/2026*	1,692,589	1,693,832

262

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.84% due 12/25/2025*	$1,627,900	$1,646,686
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 1.48% (3 ML+1.35%) due 07/15/2027*(2)	2,490,000	2,490,939
Octane Receivables Trust Series 2021-1A, Class B 1.53% due 04/20/2027*	700,000	704,443
Octane Receivables Trust Series 2021-1A, Class C 2.23% due 11/20/2028*	600,000	605,413
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	706,563	734,689
Oportun Funding XIV LLC Series 2021-A, Class A 1.21% due 03/08/2028*	600,000	602,322
Oportun Issuance Trust Series 2021-B, Class A 1.47% due 05/08/2031*	1,100,000	1,100,784
P4 SFR Holdco LLC Series 2019-STL, Class A 7.25% due 10/11/2026*(9)	1,100,000	1,100,000
Pagaya AI Debt Selection Trust Series 2021-1, Class A 1.18% due 11/15/2027*	3,341,083	3,348,978
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class A2 1.51% (3 ML+1.35%) due 02/20/2028*(2)	1,890,000	1,880,542
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class B 2.06% (3 ML+1.90%) due 02/20/2028*(2)	1,671,732	1,638,745
Parallel, Ltd. FRS Series 2015-1A, Class 1R 1.88% (3 ML+1.75%) due 07/20/2027*(2)	680,000	680,214
Parallel, Ltd. FRS Series 2015-1A, Class 2R 1.88% (3 ML+1.75%) due 07/20/2027*(2)	730,000	725,765
PFP, Ltd. FRS Series 2021-7, Class B 1.49% (1 ML+1.40%) due 04/14/2038*(3)	486,976	486,125
PFP, Ltd. FRS Series 2021-7, Class C 1.74% (1 ML+1.65%) due 04/14/2038*(3)	852,957	851,847
Pretium Mtg. Credit Partners I LLC Series 2021-NPL1, Class A1 2.24% due 09/27/2060*(5)	2,341,618	2,344,856
Pretium Mtg. Credit Partners I LLC Series 2020-NPL3, Class A1 3.10% due 06/27/2060*(5)	1,174,212	1,185,948

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Progress Residential Trust Series 2021-SFR6, Class E1 2.54% due 07/17/2038*	$1,800,000	$1,814,851
PRPM LLC VRS Series 2021-1, Class A1 2.12% due 01/25/2026*(1)(4)	1,800,062	1,805,097
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(1)(4)	1,446,419	1,450,353
Race Point VIII CLO, Ltd. FRS Series 2013-8A, Class AR2 1.20% (3 ML+1.04%) due 02/20/2030*(2)	1,874,927	1,875,768
RCO V Mtg. LLC Series 2020-1, Class A1 3.10% due 09/25/2025*(1)(5)	1,318,619	1,328,918
Regional Management Issuance Trust Series 2019-1, Class B 3.43% due 11/15/2028*	2,000,000	2,034,079
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	170,236	179,865
Santander Retail Auto Lease Trust Series 2020-A, Class C 2.08% due 03/20/2024*	1,154,000	1,179,039
Santander Retail Auto Lease Trust Series 2019-A, Class B 3.01% due 05/22/2023*	1,442,000	1,456,724
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class B 2.45% due 03/25/2026*	452,587	458,986
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class C 2.85% due 03/25/2026*	539,211	547,893
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 0.76% (1 ML+0.68%) due 10/20/2034(1)	552,940	540,450
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 0.84% (1 ML+0.76%) due 04/20/2033(1)	483,919	490,284
SLG Office Trust Series 2021-OVA, Class A 2.59% due 07/15/2041*(3)	2,010,000	2,126,351
Sonoran Auto Receivables Trust Series 2017-1 4.75% due 07/15/2024*(1)(9)	807,650	809,266
Sonoran Auto Receivables Trust Series 2018-1 4.75% due 06/15/2025*(1)(9)	581,788	582,079
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.59% (1 ML+0.50%) due 07/19/2035(1)	294,494	298,483
STWD, Ltd. FRS Series 2021-FL2, Class C 2.19% (1 ML+2.10%) due 04/18/2038*	1,072,500	1,074,512

263

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Synchrony Card Funding LLC Series 2019-A2, Class A 2.34% due 06/15/2025	$2,300,000	$2,343,336
Synchrony Card Funding LLC Series 2019-A1, Class A 2.95% due 03/15/2025	2,373,000	2,413,707
Synchrony Card Issuance Trust Series 2018-A1, Class A1 3.38% due 09/15/2024	1,200,000	1,204,940
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 1.92% due 12/25/2044(1)(4)	69,761	69,713
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 1.63% (3 ML+1.50%) due 04/26/2028*(2)	2,991,269	2,994,239
Toorak Mtg. Corp., Ltd. Series 2019-2, Class A1 3.72% due 09/25/2022(1)(5)	1,333,000	1,345,928
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(1)(4)	2,977,954	3,044,190
Tricolor Auto Securitization Trust Series 2020-1A, Class A 4.88% due 11/15/2026*(9)	1,044,107	1,059,769
Tricon American Homes Trust Series 2019-SFR1, Class D 3.20% due 03/17/2038*	1,657,000	1,721,474
TVC Mtg. Trust Series 2020-RTL1, Class A1 3.47% due 09/25/2024*(1)	2,300,000	2,315,756
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	5,905,370	6,349,433
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(3)	2,736,930	3,124,470
Upstart Securitization Trust Series 2021-1, Class A 0.87% due 03/20/2031*	1,187,544	1,190,066
US Auto Funding LLC Series 2019-1A, Class B 3.99% due 12/15/2022*	749,353	753,863
Veros Auto Receivables Trust Series 2021-1, Class A 0.92% due 10/15/2026*	1,069,836	1,070,085
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	479,990	481,022
VM DEBT LLC Series 2019-1 7.50% due 06/15/2024*(9)	1,252,975	1,252,975
VOLT C LLC Series 2021-NPL9, Class A1 1.99% due 05/25/2051*(5)	1,256,790	1,258,409
VOLT CI LLC Series 2021-NP10, Class A1 1.99% due 05/25/2051*(5)	1,244,971	1,246,794
VOLT XCII LLC Series 2021-NPL1, Class A1 1.89% due 02/27/2051*(5)	785,448	786,044

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
VOLT XCIII LLC Series 2021-NPL2, Class A1 1.89% due 02/27/2051*(5)	$2,637,369	$2,636,194
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(5)	1,866,573	1,869,650
VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(5)	1,082,199	1,085,550
VOLT XCV LLC Series 2021-NPL4, Class A1 2.24% due 03/27/2051*(5)	1,454,174	1,454,360
VOLT XCVI LLC Series 2021-NPL5, Class A1 2.12% due 03/27/2051*(5)	1,629,133	1,630,952
VOLT XCVII LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(5)	1,684,383	1,686,242
Voya CLO, Ltd. FRS Series 2016-4A, Class CR 2.28% (3 ML+2.15%) due 07/20/2029*(2)	2,660,256	2,658,915
Voya, Ltd. FRS Series 2012-4A, Class A2AR 2.03% (3 ML+1.90%) due 10/15/2030*(2)	930,000	934,790
VSE VOI Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	276,832	291,260
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 0.55% (1 ML+0.46%) due 04/25/2045(1)	29,233	28,830
Wells Fargo Commercial Mtg. Trust Series 2019-C53, Class A4 3.04% due 10/15/2052(3)	4,885,325	5,336,051
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	1,100,000	1,171,013
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(3)	2,412,000	2,654,881
Wells Fargo Commercial Mtg. Trust Series 2017-C42, Class A4 3.59% due 12/15/2050(3)	1,910,000	2,140,594
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,796,082
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	729,000	801,481
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	5,377,226
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(3)	690,000	798,489
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	64,373	64,326

264

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wind River CLO, Ltd. FRS Series 2015-2A, Class CR 1.83% (3 ML+1.70%) due 10/15/2027*(2)	$435,000	$435,764
World Financial Network Credit Card Master Trust Series 2019-A, Class A 3.14% due 12/15/2025	1,090,000	1,107,378

Total Asset Backed Securities (cost $386,360,298)		392,935,468

U.S. CORPORATE BONDS & NOTES — 26.6%
Aerospace/Defense — 0.6%
Boeing Co. Senior Notes 1.17% due 02/04/2023	350,000	351,163
Boeing Co. Senior Notes 1.43% due 02/04/2024	715,000	716,818
Boeing Co. Senior Notes 1.95% due 02/01/2024	405,000	415,266
Boeing Co. Senior Notes 2.20% due 02/04/2026	3,651,000	3,683,131
Boeing Co. Senior Notes 2.75% due 02/01/2026	395,000	413,001
Boeing Co. Senior Notes 2.85% due 10/30/2024	1,243,000	1,300,223
Boeing Co. Senior Notes 3.25% due 03/01/2028	429,000	453,686
Boeing Co. Senior Notes 4.88% due 05/01/2025	265,000	297,113
Boeing Co. Senior Notes 5.04% due 05/01/2027	170,000	196,759
Boeing Co. Senior Notes 5.15% due 05/01/2030	1,317,000	1,570,601
Boeing Co. Senior Notes 5.71% due 05/01/2040	1,195,000	1,551,182
Boeing Co. Senior Bonds 5.81% due 05/01/2050	821,000	1,113,439
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	107,671
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	383,681
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	243,730
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	109,887

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense (continued)
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	$51,000	$59,316
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	105,000	111,846
Raytheon Technologies Corp. Senior Notes 4.35% due 04/15/2047	50,000	62,786
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	225,000	260,261
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	358,372
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	287,592

		14,047,524

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	255,649
L3Harris Technologies, Inc. Senior Notes 1.80% due 01/15/2031	410,000	403,699
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029*	3,070,000	3,062,325

		3,721,673

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 2.75% due 05/14/2031	805,000	825,049
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	47,092

		872,141

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	227,836	232,638
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	162,610	169,729
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	227,833	231,726
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	78,802	83,456

265

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	$363,750	$386,496
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	179,564	185,187
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class AA 2.70% due 11/01/2033	572,819	577,755
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	497,140	506,426
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	483,253	505,639
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	161,053	160,305
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	689,100	718,387
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	250,410	264,735
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	471,846	512,003
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 02/25/2033	421,660	455,835
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	110,163	114,068

		5,104,385

Applications Software — 0.2%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	214,018
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	325,000	349,917
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	91,000	99,525
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	162,385

Security Description	Principal Amount	Value (Note 2)
Applications Software (continued)
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	$680,000	$676,767
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	3,065,000	3,243,843

		4,746,455

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.13% due 10/01/2025	245,000	289,953
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	901,000	900,300
General Motors Financial Co., Inc. Senior Notes 2.35% due 01/08/2031	602,000	601,828
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	475,000	485,945
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	218,000	246,871
Hyundai Capital America Senior Notes 1.15% due 11/10/2022*	754,000	759,167
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	215,000	213,720
Hyundai Capital America Senior Notes 1.50% due 06/15/2026*	380,000	379,344
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	270,000	274,749
Hyundai Capital America Senior Notes 1.80% due 01/10/2028*	415,000	413,794
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	1,279,000	1,319,180
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	200,000	213,760
Volkswagen Group of America Finance LLC Company Guar. Notes 1.63% due 11/24/2027*	355,000	356,409
Volkswagen Group of America Finance LLC Company Guar. Notes 3.20% due 09/26/2026*	1,851,000	2,009,697
Volkswagen Group of America Finance LLC Company Guar. Notes 3.75% due 05/13/2030*	736,000	836,620

		9,301,337

Banks-Commercial — 0.1%
BBVA USA Senior Notes 2.50% due 08/27/2024	375,000	396,316

266

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	$340,000	$357,282
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	94,000	95,053
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	106,000	112,975
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	102,000	103,027
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	59,024

		1,123,677

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	101,040
Bank of New York Mellon Corp. Sub. Notes 3.30% due 08/23/2029	267,000	298,937
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	115,100

		515,077

Banks-Super Regional — 0.6%
KeyCorp. Senior Notes 4.15% due 10/29/2025	75,000	84,797
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	2,422,000	2,564,899
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	3,285,000	3,425,028
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	3,822,000	3,999,086
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	2,332,000	2,533,532
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	612,513
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	131,000	159,716
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	144,000	184,797
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	145,629

		13,709,997

Beverages-Non-alcoholic — 0.0%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	83,402

Security Description	Principal Amount	Value (Note 2)
Beverages-Non-alcoholic (continued)
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	$112,000	$126,035
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	161,000	207,380

		416,817

Brewery — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,440,000	1,788,971
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,153,000	4,038,251
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	65,000	80,364
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.35% due 06/01/2040	450,000	544,421
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	651,360
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	405,000	494,361
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.60% due 06/01/2060	210,000	263,323
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	415,109
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,597,000	3,456,786
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	164,314
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	116,819

		12,014,079

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	482,000	517,150
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,355,000	1,606,837
Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	10,000	12,655

		2,136,642

267

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	$1,700,000	$1,648,405
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	2,275,000	2,343,250

		3,991,655

Building Products-Air & Heating — 0.3%
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050	4,334,000	4,815,702
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	1,290,000	1,299,977

		6,115,679

Building Products-Cement — 0.1%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	265,773
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	786,000	811,909
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	646,000	710,915
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	1,177,000	1,310,789

		3,099,386

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 2.00% due 10/01/2030	170,000	169,099
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	337,238

		506,337

Building-Residential/Commercial — 0.0%
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	185,000	201,187

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	2,080,000	2,184,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,110,000	2,212,905
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	260,000	265,119

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	$525,000	$530,440
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	410,000	455,701
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	510,000	597,666
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,451,000	2,781,683
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	171,622
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	602,000	808,460
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	262,805
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	305,000	305,630
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	326,717
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	1,090,000	1,188,538
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	317,611
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	356,569
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	753,581
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	385,000	484,022
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	355,000	344,131
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	255,000	242,415

268

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	$134,000	$146,529
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	2,575,000	2,581,438
CSC Holdings LLC Company Guar. Notes 4.50% due 11/15/2031*	2,150,000	2,171,070
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	2,165,000	2,233,587
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	2,290,000	2,507,894
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,789,000	3,164,611
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	700,000	884,273

		28,279,017

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	540,000	568,614

Cellular Telecom — 0.4%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	1,230,000	1,257,638
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	4,081,000	4,196,328
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	804,000	808,478
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	935,000	943,630
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	1,025,000	1,142,752
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040	677,000	801,954

		9,150,780

Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	358,000	382,804
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	220,182

		602,986

Chemicals-Specialty — 0.1%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	197,392

Security Description	Principal Amount	Value (Note 2)
Chemicals-Specialty (continued)
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	$154,000	$158,855
International Flavors & Fragrances Co. Company Guar. Notes 3.47% due 12/01/2050*	130,000	141,325
International Flavors & Fragrances, Inc. Senior Notes 1.83% due 10/15/2027*	290,000	293,336
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	190,759

		981,667

Coatings/Paint — 0.1%
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*	1,625,000	1,598,594

Commercial Services — 0.0%
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	710,000	745,276

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	365,000	429,543
S&P Global, Inc. Company Guar. Notes 3.25% due 12/01/2049	500,000	552,025

		981,568

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	139,755
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	235,000	232,993

		372,748

Computer Software — 0.0%
Citrix Systems, Inc. Senior Notes 1.25% due 03/01/2026	175,000	174,024

Computers — 0.4%
Apple, Inc. Senior Notes 2.70% due 08/05/2051	890,000	890,222
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	587,738
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	435,439
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026	963,000	1,159,067

269

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029	$4,423,000	$5,410,244
Dell International LLC/EMC Corp. Senior Sec. Notes 5.45% due 06/15/2023	235,000	254,147
HP, Inc. Senior Notes 3.00% due 06/17/2027	310,000	334,557

		9,071,414

Containers-Paper/Plastic — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	2,850,000	2,949,750
Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*	545,000	546,709
Packaging Corp. of America Senior Notes 4.05% due 12/15/2049	385,000	460,821
WRKCo., Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	328,848
WRKCo., Inc. Company Guar. Notes 3.90% due 06/01/2028	45,000	51,218

		4,337,346

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	885,000	947,060
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	130,604

		1,077,664

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	1,317,000	1,383,510
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	180,000	195,868
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,675,000	1,869,151
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	175,000	215,424

		3,663,953

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	2,100,000	2,170,875

Distribution/Wholesale — 0.1%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	1,525,000	1,563,125

Security Description	Principal Amount	Value (Note 2)
Distribution/Wholesale (continued)
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	$585,000	$612,226
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	137,552

		2,312,903

Diversified Banking Institutions — 3.2%
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	145,000	147,279
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	290,000	283,756
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	1,885,000	1,940,425
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	7,339,000	7,235,126
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	416,194
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	215,340
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	4,092,000	4,495,016
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	419,009
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,112,513
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	295,000	323,831
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	1,557,000	1,763,877
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	320,302
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	305,878
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,939,000	2,435,271
Citigroup, Inc. Senior Notes 1.12% due 01/28/2027	678,000	672,155
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	910,000	939,983
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	4,965,000	5,182,873
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	900,000	963,520

270

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	$194,000	$211,279
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	200,000	220,248
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	776,187
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	658,809
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	800,000	894,986
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	600,000	682,906
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	614,396
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	190,000	212,681
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	61,124
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	1,250,000	1,229,923
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	365,000	370,391
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	3,000,000	3,130,719
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	518,918
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,308,000	1,459,575
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	1,800,000	2,068,686
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	530,000	653,426
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,708,000	1,815,541
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,162,000	4,472,351
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	3,928,000	4,357,831
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,046,000	5,751,918

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.20% due 07/23/2029	$2,175,000	$2,507,907
Morgan Stanley Senior Notes 2.19% due 04/28/2026	285,000	295,782
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	332,365
Morgan Stanley Senior Notes 2.70% due 01/22/2031	272,000	286,432
Morgan Stanley Senior Notes 3.13% due 07/27/2026	76,000	82,615
Morgan Stanley Senior Notes 3.22% due 04/22/2042	705,000	757,267
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	593,459
Morgan Stanley Senior Notes 3.77% due 01/24/2029	278,000	312,372
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	319,256
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,115,000	1,391,674
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	85,386
Morgan Stanley Senior Notes 4.43% due 01/23/2030	457,000	536,560
Morgan Stanley Senior Notes 4.46% due 04/22/2039	300,000	372,400
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	263,336
Morgan Stanley Senior Notes 5.60% due 03/24/2051	1,676,000	2,539,289

		70,010,343

Diversified Manufacturing Operations — 0.0%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	388,238
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	76,255
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	229,076

		693,569

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	91,423

271

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	$400,000	$484,308

E-Commerce/Services — 0.2%
MercadoLibre, Inc. Company Guar. Notes 3.13% due 01/14/2031	2,583,000	2,524,133
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	214,000	222,089
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,222,000	2,425,511

		5,171,733

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	140,090
Entergy Louisiana LLC 1st Mtg. Notes 2.90% due 03/15/2051	240,000	243,741
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	157,952
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	158,912
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	157,113
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	123,903
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	890,000	958,975
Oklahoma Gas and Electric Co. Senior Notes 0.55% due 05/26/2023	345,000	345,188

		2,285,874

Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	320,000	387,740
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	117,603

		505,343

Electric-Integrated — 1.5%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	57,715
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	73,915

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	$100,000	$133,235
Ameren Illinois Co. 1st Mtg. Bonds 3.25% due 03/15/2050	400,000	438,421
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	458,872
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	230,000	247,363
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	195,264
CenterPoint Energy, Inc. Senior Notes 1.45% due 06/01/2026	460,000	465,217
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	309,365
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	135,677
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	123,987
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	233,913
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	129,088
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	257,343
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	168,000	184,798
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	193,807
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	200,000	219,426
Duke Energy Indiana LLC Senior Notes 6.12% due 10/15/2035	100,000	139,714
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	221,316
Duquesne Light Holdings, Inc. Senior Notes 2.53% due 10/01/2030*	350,000	352,035
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	437,661
Edison International Senior Notes 3.55% due 11/15/2024	734,000	782,662
Edison International Senior Notes 5.75% due 06/15/2027	200,000	230,448

272

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Entergy Arkansas LLC 1st Mtg. Notes 2.65% due 06/15/2051	$590,000	$578,534
Entergy Arkansas LLC 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	97,379
Evergy Metro, Inc. Senior Notes 4.20% due 03/15/2048	100,000	124,439
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	450,000	483,400
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	200,000	204,696
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	270,291
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	221,238
FirstEnergy Corp. Senior Notes 2.65% due 03/01/2030	2,230,000	2,271,924
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	1,244,000	1,249,056
FirstEnergy Corp. Senior Notes 5.35% due 07/15/2047	2,954,000	3,711,197
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	480,197
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	2,876,000	3,006,294
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	245,000	273,865
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	135,743
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	276,244
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	742,415
Midamerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	176,000	251,606
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	128,507
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	450,000	451,064
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	386,111

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
OGE Energy Corp. Senior Notes 0.70% due 05/26/2023	$285,000	$285,124
Pacific Gas & Electric Co 1st Mtg. Notes 3.75% due 08/15/2042	75,000	68,617
Pacific Gas & Electric Co. Senior Sec. Notes 1.37% due 03/10/2023	610,000	609,565
Pacific Gas & Electric Co. FRS 1st Mtg. Bonds 1.53% (3 ML+1.38%) due 11/15/2021	745,000	745,796
Pacific Gas & Electric Co. 1st Mtg. Notes 1.75% due 06/16/2022	810,000	808,891
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	185,000	189,194
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	3,970,000	3,599,199
Pacific Gas & Electric Co. 1st Mtg. Notes 3.45% due 07/01/2025	290,000	302,515
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	130,000	122,989
Pacific Gas & Electric Co. 1st Mtg. Notes 4.45% due 04/15/2042	420,000	418,603
Pacific Gas and Electric Co. 1st Mtg. Bonds 3.00% due 06/15/2028	1,428,000	1,428,596
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	169,662
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	332,824
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	210,421
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	59,749
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	657,035
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	74,134
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	222,879
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	139,113
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	221,227

273

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	$350,000	$380,757
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	125,823
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	99,413
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	110,000	123,203
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	125,872
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	228,480
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	118,653
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	194,000	212,529
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	241,488

		33,687,793

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	885,000	968,379
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	95,000	102,539
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	359,543
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	210,000	224,304
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	425,000	456,360
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	79,996

		2,191,121

Electronic Components-Semiconductors — 0.6%
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	1,200,000	1,209,301
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	2,079,000	2,210,991
Broadcom, Inc. Company Guar. Notes 4.11% due 09/15/2028	507,000	571,701

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors (continued)
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	$2,847,000	$3,223,755
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026	500,000	561,273
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029	2,435,000	2,856,934
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024*	615,000	616,115
Microchip Technology, Inc. Senior Sec. Notes 0.98% due 09/01/2024*	750,000	748,912
Xilinx, Inc. Senior Notes 2.38% due 06/01/2030	455,000	468,393

		12,467,375

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	46,818
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	203,035
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	149,195

		399,048

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	1,415,000	1,468,130
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	126,604
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	365,885
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	461,556
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	640,308
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	221,781
Oracle Corp. Senior Notes 3.85% due 07/15/2036	54,000	60,819
Oracle Corp. Senior Notes 3.90% due 05/15/2035	46,000	52,288
Oracle Corp. Senior Notes 4.30% due 07/08/2034	81,000	95,734

274

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 4.38% due 05/15/2055	$200,000	$233,497

		3,726,602

Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	113,130
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	112,113

		225,243

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,448,000	3,801,434
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	3,383,000	3,433,745

		7,235,179

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.88% due 01/15/2026	500,000	528,556
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	207,360
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	775,000	818,038
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	344,000	370,615
Air Lease Corp. Senior Notes 3.75% due 06/01/2026	244,000	268,013
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	252,081
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	100,000	104,676
Aviation Capital Group LLC Senior Notes 5.50% due 12/15/2024*	524,000	593,677
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	158,041
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	518,128

		3,819,185

Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	171,000	181,951
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	594,000	599,198

Security Description	Principal Amount	Value (Note 2)
Finance-Other Services (continued)
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	$986,000	$1,117,328

		1,898,477

Food-Baking — 0.0%
Bimbo Bakeries USA, Inc. Company Guar. Notes 4.00% due 05/17/2051*	445,000	493,851

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	2,005,000	2,082,954

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	730,000	745,489
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	195,000	256,757

		1,002,246

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Bonds 3.13% due 04/24/2050	145,000	143,780
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	105,000	135,393
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	210,000	288,023
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	751,000	779,365

		1,346,561

Food-Retail — 0.1%
Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	581,645
Kroger Co. Senior Bonds 5.00% due 04/15/2042	400,000	514,387

		1,096,032

Gas-Distribution — 0.4%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	92,529
Atmos Energy Corp. Senior Notes 0.63% due 03/09/2023	195,000	195,050
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	326,104
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,510,000	3,794,180
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	293,066

275

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)
East Ohio Gas Co. Senior Notes 3.00% due 06/15/2050*	$723,000	$747,162
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	360,000	346,275
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	245,000	262,828
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,196,000	2,455,481
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	666,000	699,625
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	60,342
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	81,113

		9,353,755

Hotels/Motels — 0.4%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.63% due 02/15/2032*	3,760,000	3,750,600
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	1,145,000	1,171,366
Marriott International, Inc. Senior Notes 3.50% due 10/15/2032	1,699,000	1,831,107
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	758,000	877,923

		7,630,996

Independent Power Producers — 0.3%
Alexander Funding Trust Senior Sec. Notes 1.84% due 11/15/2023*	500,000	508,378
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	2,655,000	2,555,437
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	2,970,000	3,148,200
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	355,000	365,054
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	395,000	403,501
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	300,000	337,952

		7,318,522

Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	4,047,345

Security Description	Principal Amount	Value (Note 2)
Insurance Brokers (continued)
Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	$910,000	$922,457
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	3,008,000	3,775,721

		8,745,523

Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 0.95% due 01/08/2024*	615,000	619,686
Athene Global Funding Sec. Notes 1.45% due 01/08/2026*	470,000	474,177
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	180,000	189,916
Athene Global Funding Sec. Notes 2.95% due 11/12/2026*	1,125,000	1,211,221
F&G Global Funding Sec. Notes 1.75% due 06/30/2026*	380,000	387,888
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	183,103
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	460,571
Northwestern Mutual Global Funding Senior Sec. Notes 1.70% due 06/01/2028*	405,000	414,048
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	249,000	292,463
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	104,683
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	251,482
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	245,666

		4,834,904

Insurance-Multi-line — 0.2%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	328,456
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	82,798
Hartford Financial Services Group, Inc. Senior Notes 2.80% due 08/19/2029	2,662,000	2,836,161
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	984,000	1,095,146

276

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	$260,000	$314,917
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	338,834

		4,996,312

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	100,000	106,647
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	412,562
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	178,493
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	390,470

		1,088,172

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	679,253
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	327,172
Hanover Insurance Group, Inc. Senior Notes 2.50% due 09/01/2030	250,000	255,170
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	313,858

		1,575,453

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	738,000	755,559

Internet Brokers — 0.3%
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,105,000	4,626,012
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,773,713

		6,399,725

Investment Companies — 0.0%
Blackstone Secured Lending Fund Senior Notes 3.65% due 07/14/2023	390,000	406,628

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	140,559
Castlelake, L.P. FRS 3.34% due 03/15/2023(9)	3,200,000	3,200,000

Security Description	Principal Amount	Value (Note 2)
Investment Management/Advisor Services (continued)
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	$1,428,000	$1,863,793

		5,204,352

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	720,865
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	147,567

		868,432

Machinery-Electrical — 0.1%
BWX Technologies, Inc. Company Guar. Notes 4.13% due 06/30/2028*	1,173,000	1,202,325

Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	582,933

Machinery-General Industrial — 0.3%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	1,941,000	2,048,692
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	4,178,265

		6,226,957

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	53,914

Medical Instruments — 0.4%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	556,000	576,853
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	964,000	1,026,689
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,740,000	1,857,363
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	3,293,000	3,792,107
Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	200,000	247,853

		7,500,865

Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	2,075,000	2,183,107
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	61,789

		2,244,896

277

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	$97,000	$101,844

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	265,000	278,678
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	29,678
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	19,119
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	545,000	554,755
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	145,000	144,415
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	605,000	600,580
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	900,000	869,283

		2,496,508

Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 2.80% due 03/15/2023	300,000	308,683
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	794,000	870,860
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	450,000	456,374
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025	2,659,000	2,912,552
AbbVie, Inc. Senior Notes 3.85% due 06/15/2024	230,000	249,140
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	784,000	923,062
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	275,000	338,154
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	515,413
Bristol-Myers Squibb Co. Senior Notes 3.90% due 02/20/2028	325,000	376,788
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	241,000	296,780
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048	155,000	207,299

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	$262,000	$365,266
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	370,000	374,519

		8,194,890

Medical-Generic Drugs — 0.1%
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	154,168
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027*	1,157,000	1,189,869

		1,344,037

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	120,914
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	229,363
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	220,364
UnitedHealth Group, Inc. Senior Notes 3.25% due 05/15/2051	345,000	380,196
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	420,000	477,308
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	333,833

		1,761,978

Medical-Hospitals — 0.9%
Bon Secours Mercy Health, Inc. Sec. Bonds 3.21% due 06/01/2050	400,000	426,619
Children’s Hospital Corp. Company Guar. Notes 2.59% due 02/01/2050	270,000	265,914
Children’s National Medical Center Notes 2.93% due 07/15/2050	340,000	350,979
CommonSpirit Health Senior Sec. Notes 1.55% due 10/01/2025	275,000	278,866
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	275,000	290,491
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	275,000	310,625
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	320,000	352,830
Hackensack Meridian Health, Inc. Sec. Notes 2.68% due 09/01/2041	760,000	769,525

278

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Hackensack Meridian Health, Inc. Sec. Bonds 2.88% due 09/01/2050	$400,000	$410,696
Hartford HealthCare Corp. Senior Notes 3.45% due 07/01/2054	700,000	731,468
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	290,000	299,121
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	2,177,000	2,482,586
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	335,000	426,630
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,962,000	2,287,939
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	235,000	313,447
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	2,810,000	3,379,587
Memorial Health Services Senior Notes 3.45% due 11/01/2049	620,000	690,784
MultiCare Health System Notes 2.80% due 08/15/2050	235,000	238,957
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	689,399
NYU Langone Hospitals Sec. Notes 3.38% due 07/01/2055	270,000	296,009
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	90,178
Texas Health Resources Senior Bonds 2.33% due 11/15/2050	220,000	198,806
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	542,999
Tower Health Sec. Notes 4.45% due 02/01/2050	3,152,000	2,828,920
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 10/15/2030*	330,000	335,379
Yale-New Haven Health Services Corp. Notes 2.50% due 07/01/2050	390,000	372,472

		19,661,226

Medical-Outpatient/Home Medical — 0.0%
MidMichigan Health Sec. Notes 3.41% due 06/01/2050	155,000	173,435

Security Description	Principal Amount	Value (Note 2)
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	$160,000	$174,565
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	181,499
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	123,707

		479,771

Metal-Aluminum — 0.2%
Novelis Corp. Senior Notes 3.25% due 11/15/2026*	411,000	417,165
Novelis Corp. Senior Notes 3.88% due 08/15/2031*	1,439,000	1,453,735
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,800,000	1,865,160

		3,736,060

Metal-Diversified — 0.3%
Glencore Funding LLC Company Guar. Notes 1.63% due 09/01/2025*	524,000	532,086
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	1,260,000	1,269,566
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	2,121,000	2,192,218
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,333,000	1,413,632

		5,407,502

Multimedia — 0.1%
CBS Corp. Senior Notes 3.70% due 08/15/2024	254,000	274,267
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	195,000	271,989
ViacomCBS, Inc. Senior Notes 2.90% due 01/15/2027	285,000	306,220
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025	540,000	597,961

		1,450,437

Music — 0.2%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	4,445,000	4,305,383

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	460,000	442,864

279

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	$175,000	$181,601

Oil Companies-Exploration & Production — 0.2%
ConocoPhillips Company Guar. Notes 2.40% due 02/15/2031*	260,000	271,077
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	262,185
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	280,000	302,272
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	1,057,000	1,206,657
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	625,000	701,592
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	112,815
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	217,834
Hess Corp. Senior Notes 6.00% due 01/15/2040	191,000	246,332
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	520,000	504,215

		3,824,979

Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	450,000	427,900
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	500,000	489,180
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	325,634
Chevron USA, Inc. Company Guar. Notes 3.25% due 10/15/2029	280,000	312,316
Chevron USA, Inc. Company Guar. Notes 5.05% due 11/15/2044	130,000	178,690
Chevron USA, Inc. Company Guar. Notes 6.00% due 03/01/2041	180,000	269,624
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	263,335
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	410,000	431,150
Exxon Mobil Corp. Senior Notes 3.10% due 08/16/2049	510,000	536,092

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	$183,000	$222,614
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	853,000	1,040,218

		4,496,753

Oil Refining & Marketing — 0.3%
HollyFrontier Corp. Senior Notes 2.63% due 10/01/2023	490,000	506,884
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	265,000	306,847
Marathon Petroleum Corp. Senior Notes 4.50% due 05/01/2023	417,000	443,599
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	251,000	282,706
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,160,000	2,594,376
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	974,000	1,279,175
Valero Energy Corp. Senior Notes 1.20% due 03/15/2024	590,000	595,131
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	410,000	417,541

		6,426,259

Oil-Field Services — 0.3%
Baker Hughes Holdings LLC Senior Notes 5.13% due 09/15/2040	150,000	194,629
Halliburton Co. Senior Notes 2.92% due 03/01/2030	3,414,000	3,580,601
Halliburton Co. Senior Notes 3.80% due 11/15/2025	22,000	24,380
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	101,449
Halliburton Co. Senior Notes 5.00% due 11/15/2045	996,000	1,216,923
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	254,930

		5,372,912

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	169,799

280

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 5.13% due 04/01/2025*	$700,000	$804,568

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	192,000	222,143
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,244,000	1,655,940
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	197,380	250,985
CVS Pass-Through Trust Pass-Through Certs. Series 2009 8.35% due 07/10/2031*	265,672	349,243

		2,478,311

Physicians Practice Management — 0.3%
Toledo Hospital Sec. Notes 5.33% due 11/15/2028	3,425,000	4,029,742
Toledo Hospital Senior Sec. Notes 5.75% due 11/15/2038	1,296,000	1,592,310

		5,622,052

Pipelines — 1.5%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	300,000	322,963
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	200,000	233,455
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	261,300
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	479,000	541,769
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	496,000	580,861
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,495,000	1,612,731
Eastern Gas Transmission & Storage, Inc. Senior Notes 3.90% due 11/15/2049*	423,000	472,320
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	272,000	301,991
Enable Midstream Partners LP Senior Notes 4.40% due 03/15/2027	1,555,000	1,732,136
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	173,184

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Energy Transfer LP Senior Notes 4.75% due 01/15/2026	$128,000	$144,308
Energy Transfer LP Senior Notes 5.00% due 05/15/2050	295,000	346,358
Energy Transfer LP Senior Notes 6.05% due 06/01/2041	677,000	854,567
Energy Transfer Operating LP Senior Notes 5.50% due 06/01/2027	69,000	81,876
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	690,000	697,017
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	773,925
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	232,624
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	378,875
Flex Intermediate Holdco LLC Senior Sec. Notes 3.36% due 06/30/2031*	395,000	405,875
Flex Intermediate Holdco LLC Senior Sec. Notes 4.32% due 12/30/2039*	280,000	294,056
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	265,000	270,485
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	1,345,000	1,394,457
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,611,000	2,056,439
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 02/15/2031	260,000	255,538
Kinder Morgan, Inc. Company Guar. Notes 3.25% due 08/01/2050	320,000	314,468
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	109,457
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	286,564
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	100,421
MPLX LP Senior Notes 5.20% due 12/01/2047	175,000	213,531
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	410,000	427,010
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	41,037

281

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	$90,000	$97,154
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	327,855
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	245,000	264,256
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,261,000	2,811,624
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	627,493
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	250,000	265,361
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	53,889
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	125,717
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	4,937,000	5,291,418
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	820,000	878,806
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,021,000	1,157,172
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	1,042,000	1,217,475
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	127,776
Southern Natural Gas Co. LLC Senior Notes 8.00% due 03/01/2032	140,000	202,837
Sunoco Logistics Partners Operations LP Senior Notes 4.95% due 01/15/2043	567,000	621,478
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,510,000	1,579,838
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	118,361
Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	425,000	446,677
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	65,994

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	$178,000	$219,007

		32,411,786

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	260,000	251,314
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	78,527
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	334,000	396,070
American Campus Communities Operating Partnership LP Company Guar. Notes 2.85% due 02/01/2030	486,000	507,751
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	485,335
American Tower Corp. Senior Notes 1.50% due 01/31/2028	610,000	600,989
American Tower Corp. Senior Notes 1.88% due 10/15/2030	545,000	534,555
American Tower Corp. Senior Notes 2.10% due 06/15/2030	300,000	299,973
American Tower Corp. Senior Notes 2.75% due 01/15/2027	857,000	912,085
American Tower Corp. Senior Notes 2.95% due 01/15/2051	164,000	161,193
American Tower Corp. Senior Notes 3.10% due 06/15/2050	890,000	897,033
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	191,282
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,404,000	4,868,784
American Tower Corp. Senior Notes 3.70% due 10/15/2049	615,000	683,022
American Tower Corp. Senior Notes 3.80% due 08/15/2029	618,000	695,351
Boston Properties LP Senior Notes 2.55% due 04/01/2032	3,765,000	3,871,884
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	244,541
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	164,138

282

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	$380,000	$390,535
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	218,202
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	624,000	638,154
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	580,000	580,959
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	1,254,000	1,282,430
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	858,000	951,120
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	797,000	895,016
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	377,000	425,259
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	105,087
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	129,519
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	281,927
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	901,000	919,789
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	2,406,000	2,417,774
Equinix, Inc. Senior Notes 2.90% due 11/18/2026	560,000	603,365
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	365,000	378,838
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	921,000	1,040,085
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,616,000	1,763,137
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	235,674
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	283,155
HCP, Inc. Senior Notes 3.50% due 07/15/2029	356,000	400,446

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Bonds 6.50% due 03/15/2041	$250,000	$364,368
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	300,000	296,791
Healthcare Trust of America Holdings LP Company Guar. Notes 3.10% due 02/15/2030	795,000	857,544
Iron Mountain, Inc. Company Guar. Notes 4.50% due 02/15/2031*	2,745,000	2,806,763
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	415,000	474,783
Mid-America Apartments LP Senior Notes 1.70% due 02/15/2031	300,000	290,487
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,120,000	1,185,565
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	323,081
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	340,000	376,619
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	108,602
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	232,655
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	335,000	359,578
Regency Centers LP Company Guar. Notes 4.13% due 03/15/2028	400,000	456,449
Safehold Operating Partnership LP Company Guar. Notes 2.80% due 06/15/2031	1,200,000	1,218,389
SBA Communications Corp. Senior Notes 3.13% due 02/01/2029*	2,080,000	2,042,763
SBA Communications Corp. Senior Notes 3.88% due 02/15/2027	2,615,000	2,696,719
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	310,000	304,374
UDR, Inc. Company Guar. Notes 3.00% due 08/15/2031	55,000	58,984
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	370,000	404,448
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	407,519

283

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	$2,070,000	$2,177,102
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	71,000	75,870
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	260,000	280,138
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	395,000	402,999
WP Carey, Inc. Senior Notes 4.25% due 10/01/2026	790,000	894,325

		48,881,213

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	201,060
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	200,000	248,993
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,038,000	1,574,962

		2,025,015

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	2,230,000	2,241,150

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	340,000	328,280
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	209,248

		537,528

Retail-Automobile — 0.1%
Penske Automotive Group, Inc. Company Guar. Notes 3.75% due 06/15/2029	2,795,000	2,833,431

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	232,253
Lowe’s Cos., Inc. Senior Notes 1.70% due 10/15/2030	560,000	547,629
Lowe’s Cos., Inc. Senior Notes 2.63% due 04/01/2031	365,000	383,431
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	192,833

Security Description	Principal Amount	Value (Note 2)
Retail-Building Products (continued)
Lowe’s Cos., Inc. Senior Notes 3.65% due 04/05/2029	$314,000	$355,090

		1,711,236

Retail-Convenience Store — 0.0%
7-Eleven, Inc. Senior Notes 0.95% due 02/10/2026*	325,000	321,730
7-Eleven, Inc. Senior Notes 1.30% due 02/10/2028*	261,000	254,916
7-Eleven, Inc. Senior Notes 2.50% due 02/10/2041*	266,000	251,778

		828,424

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	231,678

Retail-Major Department Stores — 0.1%
Nordstrom, Inc. Senior Notes 4.00% due 03/15/2027	520,000	547,126
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031	581,000	610,541
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	357,000	413,540

		1,571,207

Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 3.38% due 05/01/2031	500,000	523,665

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	196,046
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	148,038

		344,084

Schools — 0.0%
Pepperdine University Notes 3.30% due 12/01/2059	290,000	300,764
University of Southern California Senior Notes 3.23% due 10/01/2120	280,000	299,119

		599,883

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	129,059
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	68,610

		197,669

284

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Software Tools — 0.1%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	$859,000	$861,744
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	398,377
VMware, Inc. Senior Notes 4.65% due 05/15/2027	280,000	324,949

		1,585,070

Special Purpose Entities — 0.2%
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2026*	939,000	795,134
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2029*	2,723,000	1,880,957
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2031*	939,000	579,283
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2043*	2,700,000	860,254

		4,115,628

Specified Purpose Acquisitions — 0.0%
CVS Pass-Through Trust Pass-Through Certs. Series 2013 4.70% due 01/10/2036*	230,009	263,460

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 2.98% due 12/15/2055*	100,000	100,479
Reliance Steel & Aluminum Co. Senior Notes 1.30% due 08/15/2025	1,160,000	1,165,698
Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	169,000	169,837
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	450,000	496,670

		1,932,684

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 3.90% due 11/15/2049	580,000	666,969

Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	110,000	110,076
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	765,000	761,763
AT&T, Inc. Senior Notes 2.30% due 06/01/2027	1,110,000	1,161,869

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.10% due 02/01/2043	$1,150,000	$1,147,770
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	304,000	322,586
AT&T, Inc. Senior Notes 3.50% due 09/15/2053*	866,000	894,218
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	3,909,000	4,033,345
Switch, Ltd. Company Guar. Notes 4.13% due 06/15/2029*	1,725,000	1,777,181
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028	1,025,000	1,053,556
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	1,501,000	1,558,345
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	495,000	484,031
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	327,000	317,609
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,404,000	1,684,977
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,535,872
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	835,000	1,090,363
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	372,000	489,083

		18,422,644

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	785,000	771,658
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	355,000	357,100
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	1,007,000	1,068,984
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	240,000	240,748
BAT Capital Corp. Company Guar. Notes 3.98% due 09/25/2050	370,000	367,415
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	240,000	258,924

		3,064,829

285

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Toys — 0.0%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	$623,000	$701,119

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	737,178
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	193,000	223,976
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	442,779
CSX Corp. Senior Notes 3.35% due 09/15/2049	85,000	92,145
CSX Corp. Senior Notes 4.75% due 11/15/2048	345,000	454,399
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	382,000	486,242
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	236,248
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	121,086

		2,794,053

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	273,314

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	371,726
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	265,584

		637,310

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	283,410

Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	500,000	541,641
American Water Capital Corp. Senior Notes 3.45% due 06/01/2029	450,000	507,296

		1,048,937

Total U.S. Corporate Bonds & Notes (cost $548,104,773)		585,278,525

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 9.9%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 1.90% due 02/15/2031*	$479,000	$471,875
BAE Systems PLC Senior Notes 3.00% due 09/15/2050*	231,000	232,242
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	302,429

		1,006,546

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	267,075
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	173,879

		440,954

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	349,677
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	87,097
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	148,413

		585,187

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	181,130	185,019
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	255,613	250,905
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	266,551	274,696
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.30% due 06/15/2034*	381,141	392,082
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	274,565	289,050
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	368,104	377,168

		1,768,920

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*	922,000	988,489

286

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Nissan Motor Co., Ltd. Senior Notes 4.35% due 09/17/2027*	$1,497,000	$1,662,321

		2,650,810

Banks-Commercial — 1.3%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	449,758
AIB Group PLC Senior Notes 4.26% due 04/10/2025*	270,000	291,280
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	585,000	633,761
ANZ New Zealand International, Ltd. Company Guar. Notes 2.55% due 02/13/2030*	462,000	489,321
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	227,102
Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	600,000	580,500
Bangkok Bank PCL Sub. Notes 3.73% due 09/25/2034*	2,926,000	3,039,295
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	185,768
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	462,748
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	253,714
BPCE SA Senior Notes 1.00% due 01/20/2026*	570,000	566,649
BPCE SA Senior Notes 1.65% due 10/06/2026*	342,000	345,114
BPCE SA Senior Notes 2.28% due 01/20/2032*	410,000	407,196
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,440,415
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	656,650
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	410,283
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	485,000	536,281
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	268,140

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	$400,000	$436,186
Danske Bank A/S Senior Notes 1.17% due 12/08/2023*	932,000	936,307
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	200,380
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	202,552
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	301,020
ING Groep NV Senior Notes 1.73% due 04/01/2027	225,000	229,048
Macquarie Bank, Ltd. Sub. Notes 3.05% due 03/03/2036*	340,000	342,890
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	278,936
National Australia Bank, Ltd. Sub. Notes 2.33% due 08/21/2030*	300,000	295,102
National Australia Bank, Ltd. Sub. Notes 2.65% due 01/14/2041*	250,000	239,750
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	470,000	515,074
Nordea Bank Abp Sub. Notes 4.25% due 09/21/2022*	450,000	468,500
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	200,524
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	962,934
Santander UK Group Holdings PLC Senior Notes 1.67% due 06/14/2027	465,000	467,113
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	405,529
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	200,000	225,872
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	230,000	228,847
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	250,000	250,584
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	460,000	482,660

287

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Standard Chartered PLC Senior Notes 4.25% due 01/20/2023*	$400,000	$407,033
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	278,452
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	4,162,000	4,181,855
Westpac Banking Corp. Sub. Notes 2.89% due 02/04/2030	2,618,000	2,733,471
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	335,119
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	265,000	319,321

		28,169,034

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	335,000	325,178
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	385,000	405,078
Fomento Economico Mexicano SAB de CV Senior Notes 3.50% due 01/16/2050	500,000	535,835

		1,266,091

Building Societies — 0.0%
Nationwide Building Society Senior Notes 1.00% due 08/28/2025*	240,000	240,134

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	830,020
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	450,000	573,459
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	300,653
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	408,060

		2,112,192

Chemicals-Diversified — 0.0%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	300,000	381,751

Chemicals-Specialty — 0.1%
OCP SA Senior Notes 3.75% due 06/23/2031*	2,743,000	2,778,857

Security Description	Principal Amount	Value (Note 2)
Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	$606,000	$707,202

Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	202,000	220,787

Diversified Banking Institutions — 2.4%
Banco Santander SA Senior Notes 1.85% due 03/25/2026	400,000	406,506
Banco Santander SA Senior Notes 2.75% due 05/28/2025	400,000	421,916
Banco Santander SA Sub. Notes 2.75% due 12/03/2030	400,000	403,024
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	207,936
Barclays PLC Senior Notes 1.01% due 12/10/2024	705,000	707,775
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	661,258
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,643,158
Barclays PLC Senior Notes 4.61% due 02/15/2023	450,000	459,997
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,858,239
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	210,000	208,030
BNP Paribas SA Sub. Notes 2.59% due 08/12/2035*	620,000	611,500
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	515,000	549,242
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	769,000	762,751
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	345,000	333,123
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	220,514
Credit Suisse Group AG Senior Notes 1.31% due 02/02/2027*	1,235,000	1,216,752
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	250,000	257,299
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	260,000	271,062

288

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*	$1,218,000	$1,270,847
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	506,866
Credit Suisse Group AG Senior Notes 3.75% due 03/26/2025	2,310,000	2,512,636
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	277,458
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	280,278
Deutsche Bank AG Senior Notes 2.13% due 11/24/2026	390,000	398,429
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	555,000	569,576
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	481,868
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	302,271
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	600,000	607,000
HSBC Holdings PLC Senior Notes 2.36% due 08/18/2031	580,000	586,126
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	221,782
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	226,244
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	230,000	336,896
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	833,264
Lloyds Banking Group PLC Senior Notes 1.63% due 05/11/2027	460,000	462,972
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	205,989
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,132,000	2,370,186
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	255,583
Lloyds Banking Group PLC Sub. Notes 4.50% due 11/04/2024	440,000	488,124

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	$200,000	$225,392
Macquarie Group, Ltd. Senior Notes 1.34% due 01/12/2027*	380,000	379,228
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	359,953
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.05% due 07/17/2030	5,686,000	5,746,006
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	89,357
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039	355,000	409,386
Mizuho Financial Group, Inc. Senior Notes 1.23% due 05/22/2027	481,000	478,203
Mizuho Financial Group, Inc. Senior Notes 2.23% due 05/25/2026	680,000	705,961
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	337,000	357,320
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	584,000	587,119
Natwest Group PLC Sub. Notes 3.75% due 11/01/2029	477,000	507,244
Natwest Group PLC Senior Notes 3.88% due 09/12/2023	525,000	559,925
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	200,000	217,345
Natwest Group PLC Senior Notes 4.45% due 05/08/2030	450,000	523,159
Natwest Group PLC Senior Notes 4.80% due 04/05/2026	200,000	229,627
Natwest Group PLC Senior Notes 4.89% due 05/18/2029	200,000	235,986
Societe Generale SA Senior Notes 1.49% due 12/14/2026*	997,000	993,355
Societe Generale SA Senior Notes 1.79% due 06/09/2027*	420,000	421,391
Societe Generale SA Senior Notes 2.89% due 06/09/2032*	980,000	1,000,407
Societe Generale SA Senior Notes 3.00% due 01/22/2030*	352,000	371,559
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	676,000	738,639

289

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Sumitomo Mitsui Financial Group, Inc. Senior Notes 1.47% due 07/08/2025	$847,000	$860,342
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030	4,943,000	5,008,778
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	186,000	186,898
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	200,081
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.04% due 07/16/2029	1,142,000	1,232,510
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	215,502
UBS Group AG Senior Notes 1.36% due 01/30/2027*	400,000	398,645
UBS Group AG Senior Notes 3.13% due 08/13/2030*	280,000	303,864
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	200,000	204,918
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	1,827,000	2,045,050
UniCredit SpA Senior Notes 1.98% due 06/03/2027*	330,000	330,707
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	420,000	428,583
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	300,000	333,849
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	440,000	451,247

		52,732,013

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,967,000	3,635,867
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030	1,461,000	1,503,734

		5,139,601

Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	318,450
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	266,620

Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations (continued)
Trane Technologies Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	$150,000	$162,095

		747,165

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.25% due 03/17/2028*	1,326,000	1,349,616
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	1,551,000	1,610,526
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	216,280
Anglo American Capital PLC Company Guar. Notes 3.95% due 09/10/2050*	200,000	218,998
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	224,003
Glencore Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	450,000	455,814
Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030	250,000	274,976
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	415,000	558,224

		4,908,437

Diversified Operations — 0.1%
CK Hutchison International 17, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	304,719
CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	680,833

		985,552

Electric-Distribution — 0.0%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	399,361
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	436,409

		835,770

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,499,952

Electric-Integrated — 0.5%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,557,404
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	6,287,800

290

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	$186,000	$201,597

		10,046,801

Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	1,400,000	1,436,750
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,530,000	1,707,863

		3,144,613

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,924,000	2,133,009
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031*	725,000	750,770
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.70% due 05/01/2025*	256,000	270,726
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	745,000	785,790

		3,940,295

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	167,498
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	214,075
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	197,000	235,981
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	186,705
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	545,000	574,166
Nomura Holdings, Inc. Senior Notes 2.68% due 07/16/2030	350,000	358,160

		1,736,585

Finance-Leasing Companies — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	230,000	228,566
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.88% due 08/14/2024	550,000	575,392

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.45% due 12/16/2021	$280,000	$283,166
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 09/15/2023	3,643,000	3,898,332
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	1,719,000	2,011,973
Avolon Holdings Funding, Ltd. Senior Notes 2.13% due 02/21/2026*	1,762,000	1,769,952
Avolon Holdings Funding, Ltd. Senior Notes 2.75% due 02/21/2028*	1,350,000	1,361,928
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	219,000	226,952
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,041,000	2,180,586
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.25% due 04/15/2026*	1,194,000	1,305,034
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	434,590
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	400,000	432,327
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	3,033,000	3,341,343
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.50% due 01/15/2023*	955,000	1,013,239
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	1,270,000	1,449,273
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	203,308
BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	213,035
Global Aircraft Leasing Co., Ltd. Senior Notes 6.50% due 09/15/2024*	1,959,710	1,969,508
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	204,372
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	154,764
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	350,000	368,046

291

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies (continued)
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	$2,040,000	$2,128,205
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	221,000	243,528

		25,997,419

Finance-Other Services — 0.0%
LSEGA Financing PLC Company Guar. Notes 2.00% due 04/06/2028*	925,000	947,600

Food-Meat Products — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Senior Notes 5.50% due 01/15/2030*	2,525,000	2,818,531

Gas-Transportation — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	326,359

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	386,639

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Sub. Notes 3.20% due 09/16/2040*	250,000	260,336
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	283,495
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	439,272

		983,103

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Senior Notes 4.35% due 10/29/2025	2,500,000	2,753,926

Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings, Ltd. Senior Notes 3.38% due 03/03/2031*	551,000	587,306
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,552,000	2,973,516

		3,560,822

Internet Content-Information/News — 0.1%
Prosus NV Senior Notes 3.68% due 01/21/2030*	2,510,000	2,641,156

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,403,000	1,572,562

Security Description	Principal Amount	Value (Note 2)
Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	$225,000	$249,966

Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 0.75% due 09/02/2023*	465,000	466,666
Royalty Pharma PLC Company Guar. Notes 1.20% due 09/02/2025*	460,000	459,953
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*	460,000	462,536
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	380,000	386,425
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	390,000	395,351

		2,170,931

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	240,000	217,777
AstraZeneca PLC Senior Notes 4.00% due 09/18/2042	110,000	135,303
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	140,000	212,599
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	174,597
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	770,284
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	400,000	416,945
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	385,000	400,584
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.38% due 07/09/2060	270,000	291,292

		2,619,381

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	555,000	593,850

Oil Companies-Exploration & Production — 0.4%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	2,091,000	2,137,420
Energean Israel Finance, Ltd. Senior Sec. Notes 5.38% due 03/30/2028*	478,000	488,302

292

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	$1,369,000	$1,507,592
Leviathan Bond, Ltd. Senior Sec. Notes 6.75% due 06/30/2030*	1,367,000	1,532,117
Lundin Energy Finance BV Company Guar. Notes 2.00% due 07/15/2026*	254,000	256,845
Lundin Energy Finance BV Company Guar. Notes 3.10% due 07/15/2031*	220,000	224,761
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 3.25% due 08/15/2030	2,554,000	2,605,244

		8,752,281

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	214,000	236,497
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	196,019
Cenovus Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	355,231
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	188,507
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	211,045
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	199,153
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,823,417
Eni SpA Senior Notes 4.25% due 05/09/2029*	1,407,000	1,622,881
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	266,739
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	182,980
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*	200,000	202,020
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	217,935
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	97,295
Total Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	760,000	796,582

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	$555,000	$578,883
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	385,000	424,168

		8,599,352

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00% due 04/30/2029*(9)(11)	874,867	218,717
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.13% (3 ML+3.00%) due 04/28/2027*(9)	1,698,508	0

		218,717

Pipelines — 0.4%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	2,340,000	2,657,848
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	3,612,000	3,576,351
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.94% due 09/30/2040*	500,000	503,596
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	275,928
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	383,099
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	370,392

		7,767,214

Property Trust — 0.0%
GAIF Bond Issuer Pty., Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	288,706

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	431,490

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	238,698
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	271,546

		510,244

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp. Senior Notes 1.60% due 04/06/2024*	1,642,000	1,669,922

293

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
Triton Container International, Ltd. Senior Sec. Notes 1.15% due 06/07/2024*	$550,000	$551,552

		2,221,474

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	230,000	243,121
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	545,000	576,513
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.63% due 05/13/2051*	610,000	658,765
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	400,000	441,030

		1,919,429

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	203,450
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	4,958,000	5,229,028

		5,432,478

Telecom Services — 0.1%
NBN Co., Ltd. Senior Notes 2.63% due 05/05/2031*	1,050,000	1,089,180

Telephone-Integrated — 0.0%
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/2042*	400,000	506,021
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	315,968

		821,989

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	270,000	272,688

Transport-Rail — 0.2%
Canadian National Railway Co. Senior Notes 2.45% due 05/01/2050	370,000	343,026
Indian Railway Finance Corp., Ltd. Senior Notes 2.80% due 02/10/2031*	3,112,000	3,006,252

		3,349,278

Total Foreign Corporate Bonds & Notes (cost $205,359,803)		217,342,014

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 21.3%
Federal Home Loan Mtg. Corp. — 3.9%
3.00% due 01/01/2038	$632,693	$663,000
3.00% due 03/01/2043	677,220	726,116
3.00% due 04/01/2043	59,406	64,411
3.00% due 05/01/2043	106,933	116,631
3.00% due 10/01/2046	2,598,392	2,796,045
3.00% due 02/01/2047	1,347,904	1,458,062
3.00% due 11/01/2048	731,335	767,498
3.00% due 06/01/2050	366,536	392,320
3.50% due 11/01/2037	467,193	503,905
3.50% due 02/01/2042	87,770	95,997
3.50% due 05/01/2042	30,033	32,766
3.50% due 07/01/2042	127,946	139,590
3.50% due 03/01/2043	68,270	74,059
3.50% due 09/01/2045	1,805,908	1,944,228
3.50% due 12/01/2045	1,064,404	1,145,617
3.50% due 11/01/2046	1,204,532	1,286,676
3.50% due 12/01/2046	805,993	861,234
3.50% due 05/01/2049	176,712	189,384
3.50% due 10/01/2049	1,070,238	1,132,690
4.00% due 07/01/2025	39,617	42,100
4.00% due 08/01/2037	112,254	121,700
4.00% due 11/01/2040	40,387	44,275
4.00% due 01/01/2041	419,945	463,208
4.00% due 04/01/2044	565,811	623,845
4.00% due 01/01/2046	737,107	813,051
4.00% due 09/01/2049	1,241,150	1,340,455
4.50% due 07/01/2025	10,330	10,897
4.50% due 07/01/2040	318,253	351,886
4.50% due 03/01/2041	17,468	19,515
4.50% due 05/01/2041	48,183	53,618
4.50% due 05/01/2042	890,623	990,461
4.50% due 06/01/2048	955,356	1,056,150
5.00% due 11/01/2035	10,653	12,133
5.00% due 10/01/2036	21,511	24,480
5.00% due 12/01/2036	10,361	11,792
5.00% due 10/01/2037	4,072	4,628
5.00% due 08/01/2039	20,423	23,368
5.00% due 01/01/2040	19,369	22,162
5.00% due 04/01/2040	10,998	12,329
5.50% due 05/01/2036	4,412	5,120
5.50% due 12/01/2036	1,036	1,177
5.50% due 01/01/2038	15,665	18,173
Series 267, Class 30 3.00% due 08/15/2042(1)	696,073	725,079
Series 323, Class 300 3.00% due 01/15/2044(1)	327,908	346,488
Series 262, Class 35 3.50% due 07/15/2042(1)	1,443,711	1,572,211
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58% due 11/25/2049*(3)(4)	690,000	755,361
Series 2015-K44, Class B 3.68% due 01/25/2048*(3)(4)	3,390,000	3,667,635
Series 2016-K722, Class B 3.86% due 07/25/2049*(3)(4)	625,000	657,082
Series 2014-K40, Class C 4.07% due 11/25/2047*(3)(4)	639,000	689,008
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,671,682

294

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K718, Class A2 2.79% due 01/25/2022(3)	$1,522,984	$1,534,282
Series K044, Class A2 2.81% due 01/25/2025(3)	1,464,000	1,566,277
Series KJ09, Class A2 2.84% due 09/25/2022(3)	176,516	179,890
Series K066, Class A2 3.12% due 06/25/2027(3)	964,000	1,072,344
Series K065, Class A2 3.24% due 04/25/2027(3)	776,000	866,554
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,270,749
Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	465,930
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS Series KF-12, Class A 0.80% (1 ML+0.70%) due 09/25/2022(3)	18,754	18,771
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.09% due 07/25/2029(3)(4)(6)	1,926,197	151,597
Series K098, Class X1 1.14% due 08/25/2029(3)(4)(6)	3,334,838	275,165
Series K110, Class XAM 1.87% due 04/25/2030(3)(4)(6)	914,237	137,585
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	1,172,000	1,226,897
Series W5FX, Class AFX 3.21% due 04/25/2028(3)(4)	719,000	808,768
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,200,000	5,422,620
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	768,083
Series K029, Class A2 3.32% due 02/25/2023(3)(4)	3,000,000	3,124,381
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,283,000	2,499,999
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	3,199,206
Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,472,865
Series K080, Class A2 3.93% due 07/25/2028(3)(4)	664,000	780,140
Series K085, Class A2 4.06% due 10/25/2028(3)(4)	835,000	989,455
Federal Home Loan Mtg. Corp. REMIC
Series 3582, Class MO zero coupon due 10/15/2039(1)	380,139	367,325
Series 3382, Class OA zero coupon due 11/15/2037(1)	416,346	378,311
Series 4371, Class GZ 2.00% due 05/15/2042(1)	1,371,342	1,379,609
Series 4533, Class GA 3.00% due 06/15/2028(1)	291,526	298,461
Series 4474, Class HJ 3.00% due 07/15/2039(1)	112,315	120,309

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 4623, Class WI 4.00% due 08/15/2044(1)(6)	$65,810	$7,469
Series 4784, Class NZ 4.00% due 05/15/2048(1)	1,753,318	1,868,839
Series 4471, Class PI 4.50% due 12/15/2040(1)(6)	48,612	4,588
Series 2691, Class ZU 5.50% due 09/15/2033(1)	1,452,769	1,684,622
Series 3845, Class AI 5.50% due 02/15/2036(1)(6)	50,796	9,325
Federal Home Loan Mtg. Corp. REMIC FRS Series 4077, Class MF 0.59% (1 ML+0.50%) due 07/15/2042(1)	188,536	190,971
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(1)	398,369	418,324
Series 2019-4, Class MV 3.00% due 02/25/2059(1)	217,618	236,049
Series 2018-1, Class M60C 3.50% due 05/25/2057(1)	3,348,124	3,577,138
Series 2019-1, Class MT 3.50% due 07/25/2058(1)	1,576,802	1,742,464
Series 2019-2, Class MA 3.50% due 08/25/2058(1)	24,139	25,542
Series 2019-2, Class MV 3.50% due 08/25/2058(1)	165,274	184,503
Series 2019-3, Class MA 3.50% due 10/25/2058(1)	276,876	292,537
Series 2019-3, Class MB 3.50% due 10/25/2058(1)	762,555	890,116
Series 2019-3, Class MV 3.50% due 10/25/2058(1)	213,348	237,758
Series 2018-2, Class M55D 4.00% due 11/25/2057(1)	2,289,522	2,498,764
Series 2019-4, Class M55D 4.00% due 02/25/2059(1)	1,262,009	1,395,586

		85,181,466

Federal National Mtg. Assoc. — 7.5%
2.00% due 01/01/2051	143,524	146,912
2.00% due 02/01/2051	230,098	235,887
2.41% due 05/01/2023	97,559	100,105
2.42% due 10/01/2029	1,900,000	2,039,758
2.50% due 11/01/2031	58,240	61,288
2.50% due 11/01/2046	446,048	467,086
2.50% due 02/01/2050	1,076,129	1,128,434
2.50% due 06/01/2050	913,646	965,677
2.50% due 07/01/2050	1,028,642	1,086,864
2.55% due 05/01/2023	100,487	103,296
2.70% due 04/01/2025	9,378,765	10,030,128
2.77% due 03/01/2022	444,322	446,083
2.82% due 07/01/2022	2,896,122	2,931,812
2.83% due 05/01/2027	2,500,000	2,736,766
2.84% due 04/01/2025	3,715,505	3,990,550
2.89% due 05/01/2027	3,636,724	3,984,923
2.92% due 02/01/2030	1,568,596	1,729,599
2.92% due 05/01/2030	2,000,000	2,225,254
2.93% due 01/01/2025	2,798,431	2,809,480
2.94% due 05/01/2030	1,680,000	1,855,400
2.97% due 06/01/2030	1,891,007	2,095,191

295

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% due 11/01/2028	$168,587	$178,662
3.00% due 12/01/2031	718,838	762,757
3.00% due 08/01/2033	689,090	726,689
3.00% due 07/01/2037	199,356	210,484
3.00% due 11/01/2037	338,711	355,873
3.00% due 05/01/2043	317,706	340,597
3.00% due 06/01/2043	1,088,677	1,176,407
3.00% due 09/01/2046	824,233	887,623
3.00% due 11/01/2046	1,256,563	1,351,787
3.00% due 12/01/2046	327,834	346,703
3.00% due 01/01/2048	1,442,318	1,514,980
3.00% due 02/01/2048	198,627	209,007
3.00% due 08/01/2049	978,276	1,030,458
3.00% due 07/01/2060	2,923,430	3,117,186
3.03% due 04/01/2030	2,000,000	2,231,515
3.04% due 12/01/2024	2,445,824	2,627,447
3.07% due 09/01/2024	3,954,110	4,235,461
3.10% due 09/01/2025	3,156,948	3,443,589
3.12% due 06/01/2035	2,000,000	2,282,924
3.16% due 02/01/2032	2,718,568	3,068,739
3.50% due 04/01/2038	331,313	352,676
3.50% due 01/01/2041	429,550	465,429
3.50% due 11/01/2041	14,974	16,372
3.50% due 01/01/2042	173,791	190,234
3.50% due 04/01/2043	71,616	77,884
3.50% due 07/01/2043	580,309	628,881
3.50% due 08/01/2043	320,823	349,883
3.50% due 03/01/2045	344,395	369,812
3.50% due 11/01/2045	250,020	269,127
3.50% due 03/01/2046	110,106	117,708
3.50% due 07/01/2046	931,424	1,016,144
3.50% due 12/01/2046	251,033	268,219
3.50% due 03/01/2060	2,241,685	2,444,789
3.76% due 12/01/2035	1,831,035	2,196,680
3.77% due 12/01/2025	1,437,731	1,602,930
3.81% due 12/01/2028	920,000	1,076,807
3.95% due 01/01/2027	131,363	147,846
4.00% due 01/01/2035	2,712,461	2,971,905
4.00% due 09/01/2040	1,341,647	1,475,342
4.00% due 11/01/2040	885,976	972,490
4.00% due 06/01/2041	642,584	704,133
4.00% due 10/01/2041	621,095	680,438
4.00% due 11/01/2041	292,642	322,485
4.00% due 01/01/2042	1,982,756	2,173,617
4.00% due 04/01/2042	380,838	417,325
4.00% due 10/01/2042	402,885	442,182
4.00% due 12/01/2042	257,116	283,582
4.00% due 01/01/2043	886,092	969,879
4.00% due 06/01/2043	403,144	441,764
4.00% due 07/01/2043	185,385	202,471
4.00% due 04/01/2044	214,539	235,433
4.00% due 06/01/2045	769,214	839,722
4.00% due 02/01/2046	13,695	14,915
4.00% due 08/01/2048	533,240	570,434
4.00% due 10/01/2049	1,053,829	1,139,775
4.50% due 05/01/2025	5,518	5,813
4.50% due 03/01/2034	47,211	52,026
4.50% due 05/01/2040	13,520	14,940
4.50% due 10/01/2040	17,963	19,990
4.50% due 02/01/2041	468,276	519,179
4.50% due 04/01/2041	913,432	1,018,628

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 07/01/2042	$412,682	$459,033
4.50% due 11/01/2042	877,623	968,998
4.50% due 01/01/2043	692,410	772,328
4.50% due 04/01/2044	53,547	59,517
4.50% due 06/01/2044	1,859,195	2,061,893
4.50% due 07/01/2049	1,118,515	1,219,558
4.50% due 09/01/2049	649,613	727,484
5.00% due 03/01/2034	11,802	13,132
5.00% due 04/01/2034	14,698	16,718
5.00% due 05/01/2035	8,086	9,184
5.00% due 07/01/2035	22,592	25,039
5.00% due 08/01/2035	19,757	22,474
5.00% due 09/01/2035	6,685	7,556
5.00% due 10/01/2035	24,337	27,705
5.00% due 10/01/2039	12,415	14,076
5.00% due 11/01/2039	28,271	32,223
5.00% due 12/01/2039	30,496	34,877
5.00% due 02/01/2040	27,443	31,384
5.00% due 06/01/2040	19,166	21,912
5.00% due 03/01/2042	3,336,869	3,811,310
5.50% due 11/01/2034	2,172	2,518
5.50% due 01/01/2036	81,365	94,390
5.50% due 11/01/2036	25,977	30,139
5.50% due 06/01/2037	90,259	105,046
5.50% due 08/01/2037	74,048	85,910
5.50% due 01/01/2038	14,183	16,510
5.50% due 12/01/2038	1,801,031	2,086,408
5.50% due 05/01/2058	1,412,311	1,678,780
5.58% due 03/01/2038	1,136,762	1,302,354
6.00% due 02/01/2033	23,588	26,502
6.00% due 10/01/2035	9,185	10,852
6.00% due 01/01/2036	11,178	13,271
6.00% due 02/01/2037	7,102	8,429
6.00% due 03/01/2037	4,610	5,478
6.00% due 04/01/2037	8,032	9,534
6.00% due 06/01/2037	92,769	110,148
6.00% due 06/01/2038	35,849	42,503
6.00% due 10/01/2038	4,851	5,757
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,521,012	1,670,170
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(1)	705,546	650,435
Series 2020-M50, Class A1 0.67% due 10/25/2030(3)	1,108,168	1,094,304
Series 2021-M3, Class 1A1 1.00% due 11/25/2033(3)	1,048,639	1,049,325
Series 2020-M50, Class A2 1.20% due 10/25/2030(3)	390,000	389,870
Series 2020-M38, Class 2A1 1.59% due 11/25/2028(3)	530,000	539,065
Series 2013-53, Class CB 2.00% due 10/25/2040(1)	54,277	54,743
Series 2016-19, Class AD 2.00% due 04/25/2046(1)	175,960	182,103
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	2,577,790	2,721,992
Series 2015-M3, Class A2 2.72% due 10/25/2024(3)	13,615,877	14,347,911

296

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2013-1, Class YI 3.00% due 02/25/2033(1)(6)	$200,309	$19,579
Series 2013-64, Class KI 3.00% due 02/25/2033(1)(6)	50,550	4,661
Series 2016-38, Class NA 3.00% due 01/25/2046(1)	426,369	461,359
Series 2010-43, Class AH 3.25% due 05/25/2040(1)	95,577	103,974
Series 2014-7, Class VA 3.50% due 05/25/2025(1)	290,018	292,027
Series 2014-10, Class KM 3.50% due 09/25/2043(1)	222,930	237,994
Series 2014-35, Class CA 3.50% due 06/25/2044(1)	156,285	168,528
Series 2019-7, Class CA 3.50% due 11/25/2057(1)	1,307,885	1,398,842
Series 2011-104, Class NY 4.00% due 03/25/2039(1)	637,020	663,821
Series 2010-113, Class GB 4.00% due 10/25/2040(1)	119,265	131,354
Series 2016-40, Class IQ 4.00% due 07/25/2046(1)(6)	241,204	44,926
Series 2010-47, Class MB 5.00% due 09/25/2039(1)	1,078,337	1,238,234
Series 2005-93, Class PZ 5.50% due 10/25/2035(1)	1,673,675	1,980,320
Series 2002-56, Class ZQ 6.00% due 09/25/2032(1)	319,044	375,375
Series 2005-109, Class GE 6.00% due 12/25/2035(1)	1,397,000	1,573,780
Series 2009-39, Class Z 6.00% due 06/25/2039(1)	2,229,847	2,402,271
Federal National Mtg. Assoc. REMIC FRS
Series 2015-M17, Class FA 1.01% (1 ML+0.93%) due 11/25/2022(3)	204,472	204,700
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M50, Class X1 1.92% due 10/25/2030(3)(4)(6)	6,522,991	720,475
Series 2020-M38, Class X2 1.99% due 11/25/2028(3)(4)(6)	2,250,000	278,361
Series 2021-M3, Class X1 2.01% due 11/25/2033(3)(4)(6)	5,378,965	737,020
Series 2017-M3, Class A2 2.48% due 12/25/2026(3)(4)	349,655	376,162
Series 2017-M4, Class A2 2.56% due 12/25/2026(3)(4)	2,232,374	2,411,748
Series 2015-N8, Class A2 2.90% due 01/25/2025(3)(4)	2,000,000	2,133,455
Series 2015-M2, Class A3 3.01% due 12/25/2024(3)(4)	693,657	741,524
Series 2018-M4, Class A2 3.05% due 03/25/2028(3)(4)	845,000	941,892
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,200,000	1,323,844
Series 2017-M12, Class A2 3.08% due 06/25/2027(3)(4)	1,203,590	1,339,221
Series 2018-M3, Class A2 3.09% due 02/25/2030(3)(4)	606,000	689,770

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	$1,541,454	$1,702,325
Series 2017-M5, Class A2 3.16% due 04/25/2029(3)(4)	1,015,710	1,146,593
Series 2018-M10, Class A2 3.37% due 07/25/2028(3)(4)	1,514,000	1,721,324

		165,585,577

Government National Mtg. Assoc. — 4.8%
2.00% due September 30 TBA	1,550,000	1,584,633
2.50% due 12/20/2050	9,180,672	9,547,060
2.50% due 06/20/2051	1,918,856	1,994,761
2.50% due 07/20/2051	2,700,000	2,807,600
2.50% due August 30 TBA	1,425,000	1,481,165
2.50% due October 30 TBA	2,825,000	2,924,868
3.00% due 11/20/2044	249,915	266,178
3.00% due 04/20/2045	284,517	300,145
3.00% due 04/20/2046	74,843	79,052
3.00% due 08/20/2046	140,266	148,131
3.00% due 09/20/2046	363,587	384,563
3.00% due 09/20/2047	586,117	619,370
3.00% due 11/20/2047	1,676,184	1,767,473
3.00% due 01/20/2048	2,781,109	2,931,162
3.00% due 06/20/2051	1,095,767	1,151,942
3.00% due September 30 TBA	1,675,000	1,749,917
3.50% due 10/20/2033	728,877	776,382
3.50% due 11/15/2040	36,523	39,007
3.50% due 12/15/2041	97,557	108,378
3.50% due 02/15/2042	105,368	113,241
3.50% due 04/15/2042	16,135	17,398
3.50% due 05/20/2046	410,030	437,130
3.50% due 11/20/2047	4,068,968	4,315,619
3.50% due 08/20/2050	2,111,790	2,315,395
3.50% due 01/20/2051	2,182,039	2,397,617
3.50% due August 30 TBA	5,012,500	5,263,712
4.00% due 12/20/2042	1,069,683	1,200,000
4.00% due 09/20/2044	378,340	415,719
4.00% due 03/20/2048	59,401	63,299
4.00% due 05/20/2048	148,362	157,930
4.00% due 07/20/2049	253,979	269,252
4.00% due September 30 TBA	2,975,000	3,148,735
4.25% due 01/20/2045	1,131,391	1,267,323
4.25% due 02/20/2045	1,265,232	1,416,870
4.25% due 04/20/2045	1,032,452	1,156,033
4.25% due 06/20/2045	852,546	954,835
4.50% due 04/15/2039	56,962	65,995
4.50% due 05/15/2039	22,139	25,198
4.50% due 09/15/2039	31,045	35,742
4.50% due 01/15/2040	112,952	127,570
4.50% due 02/15/2040	147,432	166,700
4.50% due 03/15/2040	36,154	40,815
4.50% due 04/15/2040	57,318	64,624
4.50% due 06/15/2040	79,955	90,373
4.50% due 07/15/2040	31,623	35,778
4.50% due 01/20/2041	54,464	60,836
4.50% due 06/20/2041	52,319	58,232
4.50% due 09/20/2041	862,443	960,714
4.50% due 07/20/2045	586,488	633,250
4.50% due 05/20/2048	727,210	775,371
4.50% due 04/20/2049	76,323	81,355
4.50% due 07/20/2049	323,030	343,349
4.50% due 09/20/2049	2,783,912	3,074,740
4.50% due 11/20/2049	1,761,258	1,917,159

297

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.50% due 12/15/2036	$29,024	$33,013
5.50% due 04/15/2038	8,082	9,519
5.50% due 01/20/2042	30,953	36,411
6.00% due 12/15/2032	9,441	10,575
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(1)	120,439	114,710
Series 2011-123, Class MA 4.00% due 07/20/2041(1)	134,314	149,305
Series 2012-12, Class KN 4.50% due 09/20/2041(1)	88,908	97,491
Series 2005-55, Class Z 4.75% due 07/20/2035(1)	2,096,971	2,300,394
Series 2009-92, Class ZC 5.00% due 10/20/2039(1)	886,641	1,006,482
Series 2010-105, Class B 5.00% due 08/20/2040(1)	851,021	976,328
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 0.53% (1 ML+0.44%) due 06/20/2065(1)	679,657	682,286
Series 2015-H16, Class FG 0.53% (1 ML+0.44%) due 07/20/2065(1)	1,096,175	1,100,509
Series 2015-H16, Class FL 0.53% (1 ML+0.44%) due 07/20/2065(1)	2,431,602	2,441,416
Series 2011-H06, Class FA 0.54% (1 ML+0.45%) due 02/20/2061(1)	922,666	925,428
Series 2015-H05, Class FC 0.57% (1 ML+0.48%) due 02/20/2065(1)	3,016,367	3,027,272
Series 2015-H06, Class FA 0.57% (1 ML+0.48%) due 02/20/2065(1)	2,079,898	2,089,085
Series 2015-H08, Class FC 0.57% (1 ML+0.48%) due 03/20/2065(1)	5,284,488	5,310,675
Series 2015-H10, Class FC 0.57% (1 ML+0.48%) due 04/20/2065(1)	3,289,292	3,306,751
Series 2015-H12, Class FA 0.57% (1 ML+0.48%) due 05/20/2065(1)	1,913,226	1,922,662
Series 2015-H07, Class ES 0.58% (1 ML+0.47%) due 02/20/2065(1)	1,505,157	1,510,002
Series 2013-H18, Class EA 0.59% (1 ML+0.50%) due 07/20/2063(1)	1,233,161	1,236,864
Series 2015-H23, Class FB 0.61% (1 ML+0.52%) due 09/20/2065(1)	957,993	964,272
Series 2015-H26, Class FG 0.61% (1 ML+0.52%) due 10/20/2065(1)	660,154	663,523
Series 2012-H08, Class FB 0.69% (1 ML+0.60%) due 03/20/2062(1)	906,386	910,956

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2014-H09, Class TA 0.69% (1 ML+0.60%) due 04/20/2064(1)	$770,832	$775,022
Series 2015-H29, Class FL 0.69% (1 ML+0.60%) due 11/20/2065(1)	2,409,013	2,427,624
Series 2015-H30, Class FE 0.69% (1 ML+0.60%) due 11/20/2065(1)	2,682,259	2,708,195
Series 2015-H32, Class FH 0.75% (1 ML+0.66%) due 12/20/2065(1)	780,796	789,733
Series 2016-H26, Class FC 1.09% (1 ML+1.00%) due 12/20/2066(1)	474,036	484,120
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.43% due 06/16/2047(3)(4)	738,952	759,020
Series 2015-137, Class WA 5.52% due 01/20/2038(1)(4)	30,791	36,195
Series 2015-137, Class W 5.54% due 10/20/2040(1)(4)	1,454,860	1,681,414

		104,616,948

Resolution Funding Corp. — 0.0%
zero coupon due 01/15/2030 STRIPS	1,000,000	886,851

Small Business Administration — 0.3%
Series 2013-20D, Class 1 2.08% due 04/01/2033	698,026	727,835
Series 2012-20H, Class 1 2.37% due 08/01/2032	352,413	367,796
Series 2013-20F, Class 1 2.45% due 06/01/2033	910,251	954,507
Series 2013-20G, Class 1 3.15% due 07/01/2033	1,141,077	1,230,837
Series 2013-20H, Class 1 3.16% due 08/01/2033	1,333,340	1,435,261
Series 2013-20I, Class 1 3.62% due 09/01/2033	650,408	709,905

		5,426,141

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	405,000	591,842
4.63% due 09/15/2060	240,000	367,020

		958,862

Uniform Mtg. Backed Securities — 4.8%
1.50% due September 15 TBA	625,000	635,959
1.50% due October 15 TBA	2,775,000	2,820,621
2.00% due August 15 TBA	3,075,000	3,190,673
2.00% due September 15 TBA	3,360,000	3,481,520
2.00% due September 30 TBA	10,225,000	10,401,142
2.00% due October 30 TBA	25,275,000	25,659,193
2.50% due August 15 TBA	1,800,000	1,885,722
2.50% due August 30 TBA	3,800,000	3,956,305
2.50% due September 15 TBA	3,600,000	3,767,469
2.50% due September 30 TBA	30,270,000	31,448,874
2.50% due October 30 TBA	4,600,000	4,769,110
3.00% due August 15 TBA	1,475,000	1,551,804
3.00% due September 30 TBA	7,200,000	7,530,187
3.50% due September 30 TBA	4,025,000	4,256,752

298

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Uniform Mtg. Backed Securities (continued)
4.00% due August 30 TBA	$325,000	$347,242

		105,702,573

Total U.S. Government Agencies (cost $455,083,216)		468,358,418

U.S. GOVERNMENT TREASURIES — 20.1%
United States Treasury Bonds — 9.0%
zero coupon due 08/15/2021 STRIPS	2,430,000	2,429,963
zero coupon due 11/15/2021 STRIPS	1,335,000	1,334,802
zero coupon due 02/15/2022 STRIPS	1,545,000	1,544,592
zero coupon due 05/15/2022 STRIPS	3,980,000	3,978,634
zero coupon due 08/15/2022 STRIPS	1,785,000	1,783,774
zero coupon due 11/15/2022 STRIPS	7,785,000	7,772,349
zero coupon due 02/15/2023 STRIPS	7,735,000	7,717,127
zero coupon due 05/15/2023 STRIPS	8,880,000	8,856,141
zero coupon due 08/15/2023 STRIPS	3,185,000	3,172,195
zero coupon due 05/15/2024 STRIPS	90,000	89,162
zero coupon due 11/15/2024 STRIPS	710,000	700,062
zero coupon due 02/15/2025 STRIPS	800,000	785,377
zero coupon due 08/15/2026 STRIPS	90,000	86,394
zero coupon due 08/15/2027 STRIPS	1,170,000	1,102,820
zero coupon due 11/15/2027 STRIPS	1,620,000	1,521,905
zero coupon due 02/15/2028 STRIPS	1,800,000	1,679,689
zero coupon due 08/15/2028 STRIPS	1,440,000	1,332,529
zero coupon due 11/15/2028 STRIPS	1,260,000	1,159,740
zero coupon due 11/15/2029 STRIPS	710,000	639,327
zero coupon due 11/15/2030 STRIPS	1,270,000	1,118,441
zero coupon due 02/15/2032 STRIPS	5,850,000	5,007,014
zero coupon due 05/15/2033 STRIPS	10,400,000	8,647,765
zero coupon due 08/15/2033 STRIPS	630,000	520,653
zero coupon due 02/15/2034 STRIPS	1,765,000	1,441,585
zero coupon due 08/15/2034 STRIPS	540,000	435,907
zero coupon due 11/15/2034 STRIPS	630,000	505,695
zero coupon due 02/15/2035 STRIPS	540,000	430,692
zero coupon due 05/15/2035 STRIPS	990,000	785,975
zero coupon due 08/15/2035 STRIPS	10,000,000	7,890,100
1.13% due 05/15/2040	515,000	459,798
1.25% due 05/15/2050	3,859,000	3,283,617
1.38% due 11/15/2040	29,100,000	27,022,078
1.38% due 08/15/2050	340,000	298,523
1.63% due 11/15/2050	2,825,000	2,639,609
1.75% due 01/15/2028 TIPS(7)	1,503,017	1,855,639
1.88% due 02/15/2051	7,515,000	7,452,766
2.00% due 02/15/2050	4,350,000	4,436,490
2.25% due 05/15/2041	3,085,000	3,309,627
2.25% due 08/15/2046	3,052,000	3,270,170
2.25% due 08/15/2049	4,800,000	5,159,437
2.38% due 11/15/2049	17,500,000	19,325,195
2.50% due 01/15/2029 TIPS(7)	4,775,835	6,293,344
2.50% due 02/15/2045	3,900,000	4,362,516
2.88% due 05/15/2043	4,565,000	5,412,022
2.88% due 05/15/2049	59,000	71,551
3.00% due 11/15/2044	317,000	384,932
3.00% due 02/15/2048	330,000	406,970
3.13% due 02/15/2043	3,050,000	3,754,836
3.63% due 08/15/2043	2,975,000	3,943,270
3.63% due 02/15/2044	1,250,000	1,663,916
3.75% due 11/15/2043	10,239,000	13,843,048
3.88% due 08/15/2040	1,640,000	2,215,794
4.25% due 11/15/2040	543,000	769,427
4.38% due 02/15/2038	360,000	507,938
4.38% due 05/15/2041	1,400,000	2,020,539

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
5.25% due 11/15/2028	$90,000	$116,926

		198,750,387

United States Treasury Notes — 11.1%
0.13% due 01/15/2022 TIPS(7)	4,613,553	4,706,004
0.13% due 12/31/2022	96,500,000	96,503,769
0.38% due 12/31/2025	17,000,000	16,815,391
0.38% due 01/31/2026	2,340,000	2,313,035
0.38% due 09/30/2027	820,000	794,663
0.50% due 02/28/2026	8,315,000	8,260,433
0.63% due 08/15/2030	620,000	589,678
0.75% due 04/30/2026	420,000	421,673
0.88% due 06/30/2026	22,206,000	22,402,037
0.88% due 11/15/2030	3,900,000	3,784,828
1.13% due 02/28/2025	10,000,000	10,230,859
1.25% due 03/31/2028	4,790,000	4,877,567
1.25% due 06/30/2028	5,306,000	5,394,710
1.38% due 01/31/2022	10,000,000	10,064,844
1.38% due 08/31/2023	3,500,000	3,585,312
1.50% due 02/28/2023	2,000,000	2,043,125
1.63% due 02/15/2026	11,400	11,901
1.63% due 08/15/2029	400,000	416,187
1.63% due 05/15/2031	465,000	481,493
1.75% due 02/28/2022	5,700,000	5,755,219
1.75% due 07/15/2022	3,450,000	3,504,715
1.75% due 09/30/2022	1,500,000	1,528,711
1.75% due 01/31/2023	4,000,000	4,097,188
1.75% due 05/15/2023	2,808,000	2,887,085
1.75% due 12/31/2024	12,848,800	13,421,977
1.75% due 12/31/2026	1,887,300	1,986,162
1.88% due 11/30/2021	2,400,000	2,414,341
2.13% due 06/30/2022	1,000,000	1,018,594
2.13% due 02/29/2024	263,000	275,492
2.13% due 05/15/2025	155,000	164,361
2.25% due 10/31/2024	1,000,000	1,059,687
2.25% due 11/15/2024	58,000	61,473
2.25% due 11/15/2025	430,000	460,184
2.25% due 02/15/2027	3,739,000	4,034,907
2.50% due 08/15/2023	2,000,000	2,093,516
2.50% due 02/28/2026	340,000	368,502
2.75% due 05/31/2023	377,000	394,731
2.75% due 11/15/2023	600,000	634,430
2.88% due 05/31/2025	3,041,000	3,313,740
2.88% due 05/15/2028	245,000	275,740

		243,448,264

Total U.S. Government Treasuries (cost $428,999,736)		442,198,651

MUNICIPAL BONDS & NOTES — 1.2%
Escambia County Health Facilities Authority Revenue Bonds 3.61% due 08/15/2040	655,000	689,487
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.15% due 07/01/2030	3,724,000	3,859,313
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	5,192,815

299

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	$3,828,000	$5,003,461
Ohio State University Revenue Bonds Series A 4.05% due 12/01/2056	244,000	316,888
Oklahoma Development Finance Authority Revenue Bonds Series C 5.45% due 8/15/2028	1,578,000	1,806,240
Regents of the University of California Medical Center Revenue Bonds Series N 3.71% due 05/15/2120	740,000	828,431
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,635,145
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,245,526
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	584,608
Village of Bridgeview, Illinois General Obligation Bonds 5.06% due 12/01/2025	400,000	412,678
Village of Bridgeview, Illinois General Obligation Bonds 5.14% due 12/01/2036	3,955,000	4,250,853

Total Municipal Bonds & Notes (cost $23,812,571)		25,825,445

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional Authority — 0.0%
Province of Quebec, Canada Debentures 7.13% due 02/09/2024	540,000	628,898

Sovereign — 0.4%
Dominican Republic Senior Notes 4.50% due 01/30/2030*	2,415,000	2,474,192
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	370,401
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*	319,000	313,070
Republic of Chile Senior Notes 2.55% due 01/27/2032	256,000	262,298
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	209,720
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	341,290
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	129,865

Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
Republic of Panama Senior Notes 4.50% due 04/16/2050	$200,000	$227,580
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	73,046
United Mexican States Senior Notes 2.66% due 05/24/2031	541,000	531,700
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	600,327
United Mexican States Senior Notes 3.77% due 05/24/2061	398,000	371,004
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	225,248
United Mexican States Senior Notes 4.50% due 01/31/2050	380,000	406,980
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	432,620
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,195,808

		8,165,149

Total Foreign Government Obligations (cost $8,598,107)		8,794,047

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(10)	3,380,000	3,701,100
SVB Financial Group Series C 4.00% due 05/15/2026(10)	865,000	898,519

		4,599,619

Banks-Super Regional — 0.0%
Wells Fargo & Co. Jr. Sub. Notes 3.90% due 03/15/2026(10)	465,000	482,735

Diversified Banking Institutions — 0.8%
Bank of America Corp. Series Z 6.50% due 10/23/2024(10)	2,114,000	2,383,535
Bank of America Corp. Series AA 6.10% due 03/17/2025(10)	3,305,000	3,711,284
Bank of America Corp. Series FF 5.88% due 03/15/2028(10)	2,572,000	2,954,585
Citigroup, Inc. 3.88% due 02/18/2026(10)	160,000	163,760
Goldman Sachs Group, Inc. Series T 3.80% due 05/10/2026(10)	380,000	387,600
HSBC Holdings PLC 4.00% due 03/09/2026(10)	1,271,000	1,282,121
HSBC Holdings PLC 4.70% due 03/09/2031(10)	3,212,000	3,318,382

300

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
UBS Group AG 4.38% due 02/10/2031*(10)	$3,708,000	$3,819,240

		18,020,507

Finance-Credit Card — 0.1%
Capital One Financial Corp. Series M 3.95% due 09/01/2026(10)	495,000	512,078

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp. Series H 4.00% due 12/01/2030(10)	495,000	515,394
Charles Schwab Corp. Series I 4.00% due 06/01/2026(10)	655,000	683,656

		1,199,050

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(10)	316,000	343,255

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(10)	180,000	188,100

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 2 Company Guar. Notes 4.75% due 09/24/2080*	405,000	432,457

Total Preferred Securities/Capital Securities (cost $24,088,526)		25,777,801

Total Long-Term Investment Securities (cost $2,080,407,030)		2,166,510,369

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
State Street Institutional Liquid Reserves Fund, Trust Class 0.00%(8) (cost $36,108,312)	36,101,092	36,108,312

REPURCHASE AGREEMENTS — 4.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 07/30/2021, to be repurchased 08/02/2021 in the amount of $107,717,000 and collateralized by $98,720,300 of United States Treasury Notes, bearing interest at 0.50% due 10/31/2027 and $9,088,000 of United States Treasury Bonds, bearing interest at 1.00% due 02/15/2049 having an approximate value of $109,871,406 (cost $107,717,000)	$107,717,000	107,717,000

TOTAL INVESTMENTS (cost $2,224,232,342)(12)	105.1%	2,310,335,681
Liabilities in excess of other assets	(5.1)	(112,904,971)

NET ASSETS	100.0%	$2,197,430,710

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $555,754,542 representing 25.3% of net assets.
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of July 31, 2021.
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	The rate shown is the 7-day yield as of July 31, 2021.
(9)	Securities classified as Level 3 (see Note 2).
(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value per Par	% of Net Assets
Foreign Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00% due 04/30/2029	12/2/2004	$874,867	$123,726	$218,717	$25.00	0.01%

(12)	See Note 3 for cost of investments on a tax basis.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of July 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

301

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

SOFR30A — Secured Overnight Financing Rate 30 day average

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

321	Long	U.S. Treasury Ultra Bonds	September 2021	$59,452,697	$64,049,531	$4,596,834

						Unrealized (Depreciation)

222	Long	U.S. Treasury 2 Year Notes	September 2021	48,997,993	48,985,688	$(12,305)

311	Short	U.S. Treasury 10 Year Ultra Notes	September 2021	45,162,788	46,727,750	$(1,564,962)

						$(1,577,267)

		Unrealized Appreciation (Depreciation)				$3,019,567

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$374,390,452	$18,545,016	$392,935,468
U.S. Corporate Bonds & Notes:
Investment Management/Advisor Services	—	—	3,200,000	3,200,000
Other Industries	—	582,078,525	—	582,078,525
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	218,717	218,717
Other Industries	—	217,123,297	—	217,123,297
U.S. Government Agencies	—	468,358,418	—	468,358,418
U.S. Government Treasuries	—	442,198,651	—	442,198,651
Municipal Bonds & Notes	—	25,825,445	—	25,825,445
Foreign Government Obligations	—	8,794,047	—	8,794,047
Preferred Securities/Capital Securities	—	25,777,801	—	25,777,801
Short-Term Investment Securities	36,108,312	—	—	36,108,312
Repurchase Agreements	—	107,717,000	—	107,717,000

Total Investments at Value	$36,108,312	$2,252,263,636	$21,963,733	$2,310,335,681

Other Financial Instruments:+
Futures Contracts	$4,596,834	$—	$—	$4,596,834

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,577,267	$—	$—	$1,577,267

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

302

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	5.5%
Commercial Services-Finance	4.5
E-Commerce/Services	4.4
Electronic Measurement Instruments	3.9
Internet Content-Entertainment	3.7
Electronic Components-Semiconductors	3.7
Semiconductor Equipment	3.6
Enterprise Software/Service	3.0
Diversified Manufacturing Operations	2.7
Computer Data Security	2.3
Drug Delivery Systems	2.3
Repurchase Agreements	2.3
Computer Aided Design	2.1
Banks-Commercial	2.0
Power Converter/Supply Equipment	1.9
Building & Construction Products-Misc.	1.7
Retail-Apparel/Shoe	1.6
Electric Products-Misc.	1.6
Office Automation & Equipment	1.5
Medical Products	1.5
Distribution/Wholesale	1.4
Applications Software	1.4
Finance-Investment Banker/Broker	1.3
Airlines	1.3
Transport-Truck	1.3
Instruments-Controls	1.2
Advertising Services	1.2
Data Processing/Management	1.2
Medical-Outpatient/Home Medical	1.2
Computer Software	1.2
Commercial Services	1.1
Retail-Gardening Products	1.1
Therapeutics	1.1
Consulting Services	1.0
Retail-Perfume & Cosmetics	1.0
Internet Application Software	0.9
Retail-Restaurants	0.9
Machinery-Pumps	0.9
Patient Monitoring Equipment	0.9
Medical-Wholesale Drug Distribution	0.9
Energy-Alternate Sources	0.9
Internet Gambling	0.8
Private Equity	0.8
Communications Software	0.8
Medical-HMO	0.8
Retail-Automobile	0.8
Consumer Products-Misc.	0.8
Retail-Auto Parts	0.8
Finance-Credit Card	0.8
Diagnostic Kits	0.8
Medical Labs & Testing Services	0.8
Pharmacy Services	0.8
Metal-Copper	0.8
Electronic Components-Misc.	0.7
Decision Support Software	0.7
Schools	0.7
Respiratory Products	0.7
Brewery	0.7
Cruise Lines	0.6
Medical-Drugs	0.6
Entertainment Software	0.6

Tools-Hand Held	0.6%
Recreational Vehicles	0.6
Retail-Vision Service Center	0.6
Food-Catering	0.5
Medical-Hospitals	0.5
E-Commerce/Products	0.5
Oil Companies-Exploration & Production	0.5
Insurance-Property/Casualty	0.5
Investment Management/Advisor Services	0.5
Broadcast Services/Program	0.5
Aerospace/Defense-Equipment	0.4
Beverages-Non-alcoholic	0.2

100.0%

*	Calculated as a percentage of net assets

303

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.7%
Advertising Services — 1.2%
Trade Desk, Inc., Class A†	83,600	$6,847,676

Aerospace/Defense-Equipment — 0.4%
HEICO Corp., Class A	19,720	2,391,839

Airlines — 1.3%
Delta Air Lines, Inc.†	132,700	5,294,730
Frontier Group Holdings, Inc.†	131,423	1,937,175

		7,231,905

Applications Software — 1.4%
Confluent, Inc., Class A†	36,419	1,427,261
Five9, Inc.†	31,608	6,362,374

		7,789,635

Banks-Commercial — 2.0%
First Republic Bank	23,900	4,660,978
Signature Bank	11,796	2,677,338
SVB Financial Group†	6,976	3,836,521

		11,174,837

Beverages-Non-alcoholic — 0.2%
Oatly Group AB ADR†	76,798	1,363,164

Brewery — 0.7%
Constellation Brands, Inc., Class A	17,000	3,813,780

Broadcast Services/Program — 0.5%
Discovery, Inc., Class C†	95,194	2,580,709

Building & Construction Products-Misc. — 1.7%
Fortune Brands Home & Security, Inc.	56,100	5,468,067
Trex Co., Inc.†	44,800	4,350,080

		9,818,147

Casino Hotels — 0.0%
Las Vegas Sands Corp.†	4,071	172,407

Commercial Services — 1.1%
CoStar Group, Inc.†	23,700	2,105,745
Quanta Services, Inc.	47,900	4,354,110

		6,459,855

Commercial Services-Finance — 4.5%
Affirm Holdings, Inc.†	23,126	1,302,456
Avalara, Inc.†	19,100	3,192,947
Equifax, Inc.	25,800	6,723,480
Global Payments, Inc.	29,200	5,647,572
IHS Markit, Ltd.	42,000	4,907,280
MarketAxess Holdings, Inc.	7,500	3,563,775

		25,337,510

Communications Software — 0.8%
RingCentral, Inc., Class A†	17,300	4,623,771

Computer Aided Design — 2.1%
Cadence Design Systems, Inc.†	39,000	5,758,350
Synopsys, Inc.†	21,900	6,306,981

		12,065,331

Computer Data Security — 2.3%
Crowdstrike Holdings, Inc., Class A†	31,000	7,861,910
Zscaler, Inc.†	22,300	5,260,793

		13,122,703

Computer Software — 1.2%
MongoDB, Inc.†	13,400	4,809,528
Snowflake, Inc., Class A†	6,715	1,784,310

		6,593,838

Security Description	Shares	Value (Note 2)
Consulting Services — 1.0%
Booz Allen Hamilton Holding Corp.	63,200	$5,423,192

Consumer Products-Misc. — 0.8%
Helen of Troy, Ltd.†	19,800	4,423,122

Cruise Lines — 0.6%
Royal Caribbean Cruises, Ltd.†	47,300	3,635,951

Data Processing/Management — 1.2%
DocuSign, Inc.†	22,900	6,825,116

Decision Support Software — 0.7%
MSCI, Inc.	6,800	4,052,528

Diagnostic Kits — 0.8%
Natera, Inc.†	37,716	4,319,236

Distribution/Wholesale — 1.4%
Copart, Inc.†	55,200	8,114,400

Diversified Manufacturing Operations — 2.7%
ITT, Inc.	46,800	4,582,188
Trane Technologies PLC	50,700	10,323,027

		14,905,215

Drug Delivery Systems — 2.3%
DexCom, Inc.†	25,000	12,887,750

E-Commerce/Products — 0.5%
Chewy, Inc., Class A†	35,100	2,937,870

E-Commerce/Services — 4.4%
Airbnb, Inc., Class A†	9,384	1,351,390
Booking Holdings, Inc.†	1,180	2,570,347
Bumble, Inc., Class A†	44,429	2,260,547
Lyft, Inc., Class A†	84,500	4,674,540
Match Group, Inc.†	58,891	9,379,570
Zillow Group, Inc., Class C†	41,900	4,452,294

		24,688,688

Electric Products-Misc. — 1.6%
AMETEK, Inc.	34,400	4,783,320
Littelfuse, Inc.	15,900	4,229,241

		9,012,561

Electronic Components-Misc. — 0.7%
Garmin, Ltd.	25,814	4,057,961

Electronic Components-Semiconductors — 3.7%
Advanced Micro Devices, Inc.†	42,800	4,544,932
Cree, Inc.†	29,500	2,736,420
Marvell Technology, Inc.	66,800	4,042,068
Microchip Technology, Inc.	40,700	5,824,984
Xilinx, Inc.	23,300	3,491,272

		20,639,676

Electronic Measurement Instruments — 3.9%
Agilent Technologies, Inc.	59,600	9,132,508
Itron, Inc.†	33,600	3,313,632
Keysight Technologies, Inc.†	39,400	6,483,270
Trimble, Inc.†	34,900	2,983,950

		21,913,360

Energy-Alternate Sources — 0.9%
SolarEdge Technologies, Inc.†	18,700	4,852,276

Enterprise Software/Service — 3.0%
Bill.com Holdings, Inc.†	14,700	3,040,254
Coupa Software, Inc.†	14,000	3,038,000
HubSpot, Inc.†	15,500	9,238,310
UiPath, Inc., Class A†	20,051	1,254,391

		16,570,955

304

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Entertainment Software — 0.6%
Take-Two Interactive Software, Inc.†	19,992	$3,467,013

Finance-Credit Card — 0.8%
Discover Financial Services	34,800	4,326,336

Finance-Investment Banker/Broker — 1.3%
Charles Schwab Corp.	61,880	4,204,746
Evercore, Inc., Class A	24,900	3,291,780

		7,496,526

Food-Catering — 0.5%
Aramark	84,600	2,971,998

Instruments-Controls — 1.2%
Mettler-Toledo International, Inc.†	4,670	6,882,226

Insurance-Property/Casualty — 0.5%
Progressive Corp.	28,200	2,683,512

Internet Application Software — 0.9%
Okta, Inc.†	21,200	5,253,148

Internet Content-Entertainment — 3.7%
Pinterest, Inc., Class A†	70,400	4,146,560
Roku, Inc.†	28,400	12,164,004
Spotify Technology SA†	19,800	4,527,666

		20,838,230

Internet Gambling — 0.8%
DraftKings, Inc., Class A†	97,300	4,719,050

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	16,500	2,614,260

Machinery-Pumps — 0.9%
Ingersoll Rand, Inc.†	103,773	5,071,386

Medical Labs & Testing Services — 0.8%
Catalent, Inc.†	35,900	4,301,179

Medical Products — 1.5%
Align Technology, Inc.†	4,700	3,270,260
Cooper Cos., Inc.	11,700	4,934,709

		8,204,969

Medical-Biomedical/Gene — 5.5%
Alnylam Pharmaceuticals, Inc.†	29,900	5,350,306
Exact Sciences Corp.†	44,050	4,750,352
Exelixis, Inc.†	142,500	2,401,125
Horizon Therapeutics PLC†	67,700	6,771,354
Ionis Pharmaceuticals, Inc.†	28,700	1,065,918
Maravai LifeSciences Holdings, Inc., Class A†	95,197	4,185,812
Royalty Pharma PLC, Class A	87,600	3,346,320
Seagen, Inc.†	17,800	2,730,342

		30,601,529

Medical-Drugs — 0.6%
Jazz Pharmaceuticals PLC†	20,946	3,550,766

Medical-HMO — 0.8%
Centene Corp.†	66,626	4,571,210

Medical-Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	47,900	2,956,388

Medical-Outpatient/Home Medical — 1.2%
Amedisys, Inc.†	10,900	2,840,758
Teladoc Health, Inc.†	25,900	3,844,855

		6,685,613

Security Description	Shares	Value (Note 2)
Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	24,000	$4,891,920

Metal-Copper — 0.8%
Freeport-McMoRan, Inc.	111,400	4,244,340

Office Automation & Equipment — 1.5%
Zebra Technologies Corp., Class A†	14,888	8,225,322

Oil Companies-Exploration & Production — 0.5%
EOG Resources, Inc.	38,200	2,783,252

Patient Monitoring Equipment — 0.9%
Insulet Corp.†	18,000	5,034,420

Pharmacy Services — 0.8%
Cigna Corp.	18,600	4,268,514

Power Converter/Supply Equipment — 1.9%
Generac Holdings, Inc.†	24,788	10,395,096

Private Equity — 0.8%
Blackstone Group, Inc., Class A	40,500	4,668,435

Recreational Vehicles — 0.6%
Brunswick Corp.	30,100	3,142,440

Respiratory Products — 0.7%
ResMed, Inc.	14,400	3,913,920

Retail-Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	17,700	5,925,960
Lululemon Athletica, Inc.†	8,292	3,318,210

		9,244,170

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	7,300	4,408,032

Retail-Automobile — 0.8%
CarMax, Inc.†	34,100	4,567,695

Retail-Gardening Products — 1.1%
Tractor Supply Co.	35,200	6,368,736

Retail-Perfume & Cosmetics — 1.0%
Ulta Beauty, Inc.†	15,900	5,339,220

Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	2,800	5,217,632

Retail-Vision Service Center — 0.6%
National Vision Holdings, Inc.†	57,700	3,114,646

Schools — 0.7%
Bright Horizons Family Solutions, Inc.†	26,200	3,916,900

Semiconductor Equipment — 3.6%
Entegris, Inc.	62,800	7,576,192
Lam Research Corp.	9,600	6,119,136
Teradyne, Inc.	51,300	6,515,100

		20,210,428

Therapeutics — 1.1%
Agios Pharmaceuticals, Inc.†	66,500	3,197,985
Neurocrine Biosciences, Inc.†	29,700	2,768,337

		5,966,322

Tools-Hand Held — 0.6%
Stanley Black & Decker, Inc.	17,300	3,408,965

Transport-Truck — 1.3%
Old Dominion Freight Line, Inc.	26,850	7,226,677

Total Long-Term Investment Securities (cost $385,152,268)		548,399,385

305

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/30/2021, to be repurchased 08/02/2021 in the amount of $12,741,000 and collateralized by $13,329,800 of United States Treasury Notes, bearing interest at 0.50% due 10/31/2027 and having an approximate value of $12,995,854 (cost $12,741,000)	$12,741,000	12,741,000

TOTAL INVESTMENTS (cost $397,893,268)(1)	100.0%	561,140,385
Liabilities in excess of other assets	(0.0)	(31,285)

NET ASSETS	100.0%	$561,109,100

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$548,399,385	$—	$—	$548,399,385
Repurchase Agreements	—	12,741,000	—	12,741,000

Total Investments at Value	$548,399,385	$12,741,000	$—	$561,140,385

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

306

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 —(unaudited)

Industry Allocation*

Applications Software	11.6%
Computers	10.9
Web Portals/ISP	7.5
E-Commerce/Products	7.1
Internet Content-Entertainment	5.4
Exchange-Traded Funds	5.0
Electronic Components-Semiconductors	4.6
Medical-Drugs	3.3
Commercial Services-Finance	2.8
Auto-Cars/Light Trucks	2.5
Finance-Credit Card	2.3
Diagnostic Equipment	1.7
Enterprise Software/Service	1.7
Retail-Building Products	1.7
Medical-Biomedical/Gene	1.6
Medical Products	1.4
Electronic Forms	1.4
Semiconductor Equipment	1.4
Cosmetics & Toiletries	1.2
Retail-Restaurants	1.2
Retail-Discount	1.1
Medical-HMO	1.1
Real Estate Investment Trusts	1.1
Cable/Satellite TV	1.1
Semiconductor Components-Integrated Circuits	1.0
Beverages-Non-alcoholic	1.0
Computer Aided Design	0.9
Transport-Services	0.7
Transport-Rail	0.7
Athletic Footwear	0.7
Computer Services	0.6
Industrial Gases	0.6
Medical Instruments	0.6
Investment Management/Advisor Services	0.5
Distribution/Wholesale	0.4
Machinery-Farming	0.4
Data Processing/Management	0.4
Entertainment Software	0.4
Insurance Brokers	0.4
Aerospace/Defense	0.4
Electronic Measurement Instruments	0.3
Diversified Manufacturing Operations	0.3
Electric-Integrated	0.3
Medical Labs & Testing Services	0.3
Cellular Telecom	0.3
Diagnostic Kits	0.3
Finance-Other Services	0.3
Machinery-Construction & Mining	0.3
Drug Delivery Systems	0.2
Chemicals-Specialty	0.2
Decision Support Software	0.2
Banks-Commercial	0.2
Retail-Auto Parts	0.2
Coatings/Paint	0.2
Electronic Connectors	0.2
Consulting Services	0.2
E-Commerce/Services	0.2
Electric Products-Misc.	0.2
Respiratory Products	0.2
Computer Data Security	0.2
Chemicals-Diversified	0.2

Insurance-Property/Casualty	0.2%
Metal-Copper	0.2
Instruments-Controls	0.2
Transport-Truck	0.2
Consumer Products-Misc.	0.2
Commercial Services	0.1
Auto/Truck Parts & Equipment-Original	0.1
Building Products-Air & Heating	0.1
Gold Mining	0.1
Machinery-General Industrial	0.1
Aerospace/Defense-Equipment	0.1
Power Converter/Supply Equipment	0.1
Building-Residential/Commercial	0.1
Energy-Alternate Sources	0.1
Rental Auto/Equipment	0.1
Non-Hazardous Waste Disposal	0.1
Office Automation & Equipment	0.1
Networking Products	0.1
Retail-Gardening Products	0.1
Computer Software	0.1
Industrial Automated/Robotic	0.1
U.S. Government Treasuries	0.1
Wireless Equipment	0.1
Containers-Metal/Glass	0.1
Water	0.1
Telecom Equipment-Fiber Optics	0.1
Auto-Heavy Duty Trucks	0.1
Soap & Cleaning Preparation	0.1
Hotels/Motels	0.1
Instruments-Scientific	0.1
Electronic Components-Misc.	0.1
Food-Misc./Diversified	0.1
Retail-Consumer Electronics	0.1
Retail-Misc./Diversified	0.1
E-Services/Consulting	0.1
Oil Companies-Exploration & Production	0.1
Engineering/R&D Services	0.1
Food-Confectionery	0.1
Casino Services	0.1
Machinery-Pumps	0.1
Medical Information Systems	0.1

100.0%

*	Calculated as a percentage of net assets

307

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.9%
Aerospace/Defense — 0.4%
Lockheed Martin Corp.	1,911	$710,262
Teledyne Technologies, Inc.†	387	175,222
TransDigm Group, Inc.†	559	358,369

		1,243,853

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc.	1,985	450,079

Applications Software — 11.6%
Intuit, Inc.	4,641	2,459,591
Microsoft Corp.	127,922	36,446,257
PTC, Inc.†	1,786	241,914
Roper Technologies, Inc.	965	474,143
ServiceNow, Inc.†	3,354	1,971,783

		41,593,688

Athletic Footwear — 0.7%
NIKE, Inc., Class B	13,859	2,321,521

Auto-Cars/Light Trucks — 2.5%
Tesla, Inc.†	13,090	8,995,448

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,068	247,883

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	3,078	513,564

Banks-Commercial — 0.2%
First Republic Bank	1,584	308,911
SVB Financial Group†	955	525,212

		834,123

Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	23,068	1,315,568
Monster Beverage Corp.†	6,284	592,707
PepsiCo, Inc.	9,856	1,546,899

		3,455,174

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,551	109,997

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,340	130,610

Building Products-Air & Heating — 0.1%
Carrier Global Corp.	8,879	490,565

Building Products-Cement — 0.0%
Vulcan Materials Co.	946	170,271

Building Products-Wood — 0.0%
Masco Corp.	1,897	113,270

Building-Maintenance & Services — 0.0%
Rollins, Inc.	3,761	144,159

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,343	319,023
PulteGroup, Inc.	2,291	125,707

		444,730

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	2,339	1,740,333
Comcast Corp., Class A	34,264	2,015,751

		3,756,084

Casino Services — 0.1%
Caesars Entertainment, Inc.†	2,056	179,612

Security Description	Shares	Value (Note 2)
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	6,868	$989,129

Chemicals-Diversified — 0.2%
Dow, Inc.	6,217	386,449
FMC Corp.	2,189	234,113

		620,562

Chemicals-Specialty — 0.2%
Albemarle Corp.	1,982	408,371
Ecolab, Inc.	1,944	429,294

		837,665

Coatings/Paint — 0.2%
Sherwin-Williams Co.	2,805	816,339

Commercial Services — 0.1%
Cintas Corp.	989	389,844
Quanta Services, Inc.	1,373	124,806

		514,650

Commercial Services-Finance — 2.8%
Automatic Data Processing, Inc.	3,469	727,207
Equifax, Inc.	1,034	269,460
FleetCor Technologies, Inc.†	609	157,256
IHS Markit, Ltd.	4,136	483,250
MarketAxess Holdings, Inc.	645	306,485
Moody’s Corp.	1,969	740,344
PayPal Holdings, Inc.†	19,952	5,497,375
S&P Global, Inc.	4,092	1,754,322

		9,935,699

Computer Aided Design — 0.9%
ANSYS, Inc.†	1,480	545,321
Autodesk, Inc.†	3,737	1,200,063
Cadence Design Systems, Inc.†	4,726	697,794
Synopsys, Inc.†	2,591	746,182

		3,189,360

Computer Data Security — 0.2%
Fortinet, Inc.†	2,302	626,696

Computer Services — 0.6%
Accenture PLC, Class A	6,046	1,920,693
Cognizant Technology Solutions Corp., Class A	4,569	335,959

		2,256,652

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,772	212,498
Citrix Systems, Inc.	1,371	138,128

		350,626

Computers — 10.9%
Apple, Inc.	266,429	38,861,334

Consulting Services — 0.2%
Gartner, Inc.†	775	205,166
Verisk Analytics, Inc.	2,753	522,905

		728,071

Consumer Products-Misc. — 0.2%
Clorox Co.	1,415	255,959
Kimberly-Clark Corp.	2,178	295,598

		551,557

Containers-Metal/Glass — 0.1%
Ball Corp.	3,568	288,580

308

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	1,704	$96,702

Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	7,472	594,024
Estee Lauder Cos., Inc., Class A	2,206	736,429
Procter & Gamble Co.	19,960	2,838,911

		4,169,364

Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	986	171,061
Fiserv, Inc.†	6,879	791,842
Jack Henry & Associates, Inc.	606	105,499
Paychex, Inc.	2,887	328,598

		1,397,000

Decision Support Software — 0.2%
MSCI, Inc.	1,400	834,344

Diagnostic Equipment — 1.7%
Danaher Corp.	7,332	2,181,196
PerkinElmer, Inc.	1,904	346,966
Thermo Fisher Scientific, Inc.	6,675	3,604,567

		6,132,729

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	1,448	982,511

Dialysis Centers — 0.0%
DaVita, Inc.†	1,190	143,097

Disposable Medical Products — 0.0%
Teleflex, Inc.	373	148,241

Distribution/Wholesale — 0.4%
Copart, Inc.†	3,536	519,792
Fastenal Co.	7,316	400,698
Pool Corp.	682	325,873
WW Grainger, Inc.	454	201,839

		1,448,202

Diversified Manufacturing Operations — 0.3%
Illinois Tool Works, Inc.	2,148	486,887
Parker-Hannifin Corp.	1,140	355,714
Trane Technologies PLC	1,868	380,344

		1,222,945

Drug Delivery Systems — 0.2%
DexCom, Inc.†	1,643	846,983

E-Commerce/Products — 7.1%
Amazon.com, Inc.†	7,281	24,228,183
eBay, Inc.	10,992	749,764
Etsy, Inc.†	2,159	396,198

		25,374,145

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	265	577,239
Expedia Group, Inc.†	865	139,152

		716,391

E-Services/Consulting — 0.1%
CDW Corp.	1,048	192,151

Electric Products-Misc. — 0.2%
AMETEK, Inc.	1,922	267,254
Emerson Electric Co.	4,074	411,026

		678,280

Security Description	Shares	Value (Note 2)
Electric-Integrated — 0.3%
AES Corp.	4,300	$101,910
NextEra Energy, Inc.	14,325	1,115,917

		1,217,827

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	1,426	224,167

Electronic Components-Semiconductors — 4.6%
Advanced Micro Devices, Inc.†	20,637	2,191,443
Broadcom, Inc.	4,716	2,289,146
IPG Photonics Corp.†	274	59,776
Microchip Technology, Inc.	3,345	478,736
Monolithic Power Systems, Inc.	730	327,960
NVIDIA Corp.	42,324	8,252,757
Qorvo, Inc.†	1,912	362,496
Skyworks Solutions, Inc.	1,458	269,016
Texas Instruments, Inc.	8,313	1,584,624
Xilinx, Inc.	4,176	625,732

		16,441,686

Electronic Connectors — 0.2%
Amphenol Corp., Class A	6,293	456,179
TE Connectivity, Ltd.	2,131	314,259

		770,438

Electronic Forms — 1.4%
Adobe, Inc.†	8,119	5,047,014

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	3,711	568,637
Keysight Technologies, Inc.†	1,784	293,557
Trimble, Inc.†	4,263	364,486

		1,226,680

Electronic Security Devices — 0.0%
Allegion PLC	642	87,697

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,305	437,028

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	1,371	185,428

Enterprise Software/Service — 1.7%
Oracle Corp.	16,970	1,478,766
Paycom Software, Inc.†	834	333,600
salesforce.com, Inc.†	16,402	3,968,136
Tyler Technologies, Inc.†	692	340,907

		6,121,409

Entertainment Software — 0.4%
Activision Blizzard, Inc.	7,786	651,065
Electronic Arts, Inc.	2,625	377,895
Take-Two Interactive Software, Inc.†	1,964	340,597

		1,369,557

Finance-Credit Card — 2.3%
Mastercard, Inc., Class A	10,103	3,899,152
Visa, Inc., Class A	17,241	4,248,010

		8,147,162

Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	924	109,466
Intercontinental Exchange, Inc.	5,162	618,562
Nasdaq, Inc.	1,268	236,774

		964,802

309

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Confectionery — 0.1%
Hershey Co.	1,019	$182,279

Food-Misc./Diversified — 0.1%
Lamb Weston Holdings, Inc.	919	61,362
McCormick & Co., Inc.	1,861	156,640

		218,002

Gold Mining — 0.1%
Newmont Corp.	7,484	470,145

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	1,750	230,037

Independent Power Producers — 0.0%
NRG Energy, Inc.	2,453	101,162

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,104	339,392

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	1,729	503,191
Linde PLC	5,125	1,575,374

		2,078,565

Instruments-Controls — 0.2%
Mettler-Toledo International, Inc.†	395	582,115

Instruments-Scientific — 0.1%
Waters Corp.†	576	224,531

Insurance Brokers — 0.4%
Aon PLC, Class A	1,993	518,240
Arthur J. Gallagher & Co.	1,496	208,408
Marsh & McLennan Cos., Inc.	4,232	623,035

		1,349,683

Insurance-Property/Casualty — 0.2%
Progressive Corp.	6,361	605,313

Internet Content-Entertainment — 5.4%
Facebook, Inc., Class A†	40,696	14,499,985
Netflix, Inc.†	7,531	3,897,819
Twitter, Inc.†	13,556	945,531

		19,343,335

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	446	92,103

Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	1,686	1,462,049
T. Rowe Price Group, Inc.	2,312	472,018

		1,934,067

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	4,373	904,118

Machinery-Farming — 0.4%
Deere & Co.	3,974	1,436,959

Machinery-General Industrial — 0.1%
IDEX Corp.	580	131,480
Otis Worldwide Corp.	3,563	319,067

		450,547

Machinery-Pumps — 0.1%
Xylem, Inc.	1,407	177,071

Medical Information Systems — 0.1%
Cerner Corp.	2,201	176,938

Security Description	Shares	Value (Note 2)
Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	6,018	$675,641
Intuitive Surgical, Inc.†	1,408	1,395,976

		2,071,617

Medical Labs & Testing Services — 0.3%
Catalent, Inc.†	2,893	346,610
Charles River Laboratories International, Inc.†	854	347,510
IQVIA Holdings, Inc.†	2,083	515,959

		1,210,079

Medical Products — 1.4%
Abbott Laboratories	17,805	2,154,049
ABIOMED, Inc.†	769	251,571
Align Technology, Inc.†	1,223	850,963
Cooper Cos., Inc.	343	144,667
Hologic, Inc.†	3,133	235,100
STERIS PLC	945	205,963
Stryker Corp.	2,728	739,124
West Pharmaceutical Services, Inc.	1,254	516,310

		5,097,747

Medical-Biomedical/Gene — 1.6%
Amgen, Inc.	4,879	1,178,474
Bio-Rad Laboratories, Inc., Class A†	366	270,661
Biogen, Inc.†	1,355	442,719
Illumina, Inc.†	1,240	614,730
Incyte Corp.†	2,000	154,700
Moderna, Inc.†	3,006	1,062,922
Regeneron Pharmaceuticals, Inc.†	1,778	1,021,656
Vertex Pharmaceuticals, Inc.†	4,397	886,347

		5,632,209

Medical-Drugs — 3.3%
AbbVie, Inc.	22,199	2,581,744
Bristol-Myers Squibb Co.	19,730	1,339,075
Eli Lilly & Co.	8,247	2,008,144
Johnson & Johnson	17,891	3,080,830
Merck & Co., Inc.	20,643	1,586,827
Organon & Co.†	2,063	59,848
Zoetis, Inc.	5,887	1,193,295

		11,849,763

Medical-HMO — 1.1%
Humana, Inc.	1,139	485,054
UnitedHealth Group, Inc.	8,335	3,435,854

		3,920,908

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	15,433	587,997

Networking Products — 0.1%
Arista Networks, Inc.†	933	354,904

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	2,572	381,325

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	663	366,294

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	592	124,723

Oil Companies-Exploration & Production — 0.1%
Hess Corp.	2,471	188,883

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	1,069	448,296

310

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,514	$103,527

Real Estate Investment Trusts — 1.1%
American Tower Corp.	3,939	1,113,949
Crown Castle International Corp.	4,404	850,368
Duke Realty Corp.	2,611	132,848
Equinix, Inc.	882	723,602
Extra Space Storage, Inc.	1,090	189,812
Public Storage	1,112	347,478
SBA Communications Corp.	1,207	411,575

		3,769,632

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,229	405,017

Respiratory Products — 0.2%
ResMed, Inc.	2,472	671,890

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	206	334,455
O’Reilly Automotive, Inc.†	806	486,695

		821,150

Retail-Building Products — 1.7%
Home Depot, Inc.	13,003	4,267,455
Lowe’s Cos., Inc.	8,524	1,642,489

		5,909,944

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,893	212,679

Retail-Discount — 1.1%
Costco Wholesale Corp.	3,979	1,709,856
Dollar General Corp.	4,012	933,352
Target Corp.	5,546	1,447,783

		4,090,991

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,958	354,261

Retail-Misc./Diversified — 0.1%
L Brands, Inc.	2,518	201,616

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	474	159,169

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	478	890,724
Domino’s Pizza, Inc.	659	346,298
McDonald’s Corp.	5,069	1,230,297
Starbucks Corp.	11,608	1,409,559
Yum! Brands, Inc.	2,176	285,905

		4,162,783

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	2,694	451,030
Maxim Integrated Products, Inc.	2,735	273,254
NXP Semiconductors NV	244	50,359
QUALCOMM, Inc.	19,159	2,870,018

		3,644,661

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	15,586	2,180,949
KLA Corp.	2,603	906,260
Lam Research Corp.	2,422	1,543,807
Teradyne, Inc.	2,824	358,648

		4,989,664

Security Description	Shares/ Principal Amount	Value (Note 2)
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,791	$241,645

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	6,185	258,904

Transport-Rail — 0.7%
CSX Corp.	20,067	648,566
Kansas City Southern	788	211,026
Norfolk Southern Corp.	1,913	493,229
Union Pacific Corp.	5,416	1,184,804

		2,537,625

Transport-Services — 0.7%
Expeditors International of Washington, Inc.	1,865	239,186
FedEx Corp.	2,654	742,988
United Parcel Service, Inc., Class B	8,600	1,645,696

		2,627,870

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	837	140,993
Old Dominion Freight Line, Inc.	1,615	434,677

		575,670

Water — 0.1%
American Water Works Co., Inc.	1,541	262,139

Web Hosting/Design — 0.0%
VeriSign, Inc.†	707	152,974

Web Portals/ISP — 7.5%
Alphabet, Inc., Class A†	5,108	13,763,659
Alphabet, Inc., Class C†	4,836	13,078,575

		26,842,234

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,297	290,424

Total Common Stocks (cost $189,575,449)		338,803,107

EXCHANGE-TRADED FUNDS — 5.0%
iShares S&P 500 Growth ETF	60,000	4,528,800
SPDR Portfolio S&P 500 Growth ETF	208,040	13,599,575

Total Exchange-Traded Funds (cost $16,486,438)		18,128,375

Total Long-Term Investment Securities (cost $206,061,887)		356,931,482

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.11% due 09/09/2021(1) (cost $299,963)	$300,000	299,986

TOTAL INVESTMENTS (cost $206,361,850) (2)	100.0%	357,231,468
Liabilities in excess of other assets	(0.0)	(136,592)

NET ASSETS	100.0%	$357,094,876

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

311

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

2	Long	S&P 500 E-Mini Index	September 2021	424,473	438,950	$14,477

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$338,803,107	$—	$—	$338,803,107
Exchange-Traded Funds	18,128,375	—	—	18,128,375
Short-Term Investment Securities	—	299,986	—	299,986

Total Investments at Value	$356,931,482	$299,986	$—	$357,231,468

Other Financial Instruments:†
Futures Contracts	$14,477	$—	$—	$14,477

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

312

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Applications Software	6.3%
Computers	6.0
Exchange-Traded Funds	4.8
Web Portals/ISP	4.0
Medical-Drugs	3.9
E-Commerce/Products	3.8
Electronic Components-Semiconductors	3.7
Diversified Banking Institutions	3.0
Internet Content-Entertainment	2.9
Finance-Credit Card	2.5
Real Estate Investment Trusts	2.4
Electric-Integrated	2.0
Commercial Services-Finance	1.9
Auto-Cars/Light Trucks	1.7
Insurance-Property/Casualty	1.6
Medical-Biomedical/Gene	1.5
Retail-Discount	1.5
Medical-HMO	1.5
Medical Products	1.4
Aerospace/Defense	1.3
Cosmetics & Toiletries	1.3
Retail-Building Products	1.2
Beverages-Non-alcoholic	1.2
Diversified Manufacturing Operations	1.2
Retail-Restaurants	1.2
Telephone-Integrated	1.1
Oil Companies-Integrated	1.1
Enterprise Software/Service	1.1
Medical Instruments	1.1
Diagnostic Equipment	1.1
Banks-Super Regional	1.1
Computer Services	1.0
Cable/Satellite TV	1.0
Multimedia	0.9
Semiconductor Components-Integrated Circuits	0.8
Transport-Rail	0.8
Electronic Forms	0.8
Semiconductor Equipment	0.8
Networking Products	0.7
Insurance-Multi-line	0.6
Oil Companies-Exploration & Production	0.6
Tobacco	0.6
Transport-Services	0.6
Investment Management/Advisor Services	0.6
Data Processing/Management	0.6
Industrial Gases	0.6
Athletic Footwear	0.5
Banks-Commercial	0.5
Chemicals-Diversified	0.5
Instruments-Controls	0.5
Insurance Brokers	0.5
Computer Aided Design	0.5
Pharmacy Services	0.5
Finance-Other Services	0.5
Medical Labs & Testing Services	0.3
Food-Misc./Diversified	0.3
Food-Confectionery	0.3
Entertainment Software	0.3
Drug Delivery Systems	0.3
Electronic Measurement Instruments	0.3
Repurchase Agreements	0.3

Chemicals-Specialty	0.3%
Insurance-Life/Health	0.3
Distribution/Wholesale	0.3
Machinery-Construction & Mining	0.3
Machinery-Farming	0.3
E-Commerce/Services	0.3
Retail-Auto Parts	0.3
Finance-Investment Banker/Broker	0.3
Building Products-Air & Heating	0.2
Banks-Fiduciary	0.2
Oil Refining & Marketing	0.2
Building-Residential/Commercial	0.2
Electric Products-Misc.	0.2
Electronic Connectors	0.2
Airlines	0.2
Pipelines	0.2
Cellular Telecom	0.2
Retail-Major Department Stores	0.2
Non-Hazardous Waste Disposal	0.2
Medical-Hospitals	0.2
Hotels/Motels	0.2
Oil-Field Services	0.2
Coatings/Paint	0.2
Machinery-General Industrial	0.2
Consumer Products-Misc.	0.2
Medical-Wholesale Drug Distribution	0.2
Electric-Distribution	0.2
Machinery-Pumps	0.2
Apparel Manufacturers	0.2
Auto-Heavy Duty Trucks	0.2
Aerospace/Defense-Equipment	0.2
Diagnostic Kits	0.2
Auto/Truck Parts & Equipment-Original	0.1
Commercial Services	0.1
Metal-Copper	0.1
Computers-Memory Devices	0.1
Consulting Services	0.1
Containers-Paper/Plastic	0.1
Gold Mining	0.1
Retail-Apparel/Shoe	0.1
Decision Support Software	0.1
Brewery	0.1
Building Products-Cement	0.1
Tools-Hand Held	0.1
Cruise Lines	0.1
Transport-Truck	0.1
Respiratory Products	0.1
Casino Hotels	0.1
Wireless Equipment	0.1
Food-Wholesale/Distribution	0.1
Computer Data Security	0.1
Industrial Automated/Robotic	0.1
Food-Meat Products	0.1
Retail-Drug Store	0.1
Agricultural Operations	0.1
Telecom Equipment-Fiber Optics	0.1
Real Estate Management/Services	0.1
Computer Software	0.1
U.S. Government Treasuries	0.1
Agricultural Biotech	0.1
Steel-Producers	0.1
Water	0.1

313

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Food-Retail	0.1%
Broadcast Services/Program	0.1
Advertising Agencies	0.1
Office Automation & Equipment	0.1
Containers-Metal/Glass	0.1
Power Converter/Supply Equipment	0.1
Energy-Alternate Sources	0.1
E-Services/Consulting	0.1
Finance-Consumer Loans	0.1
Retail-Consumer Electronics	0.1
Medical Information Systems	0.1
Instruments-Scientific	0.1
Rental Auto/Equipment	0.1
Electronic Components-Misc.	0.1
Medical-Generic Drugs	0.1
Paper & Related Products	0.1
Gas-Distribution	0.1
Retail-Automobile	0.1
Web Hosting/Design	0.1
Soap & Cleaning Preparation	0.1
Retail-Misc./Diversified	0.1
Agricultural Chemicals	0.1
Retail-Gardening Products	0.1

100.0%

*	Calculated as a percentage of net assets

314

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	34,776	$1,229,679
Omnicom Group, Inc.	19,014	1,384,600

		2,614,279

Aerospace/Defense — 1.3%
Boeing Co.†	48,598	11,006,475
General Dynamics Corp.	20,236	3,966,863
Lockheed Martin Corp.	21,622	8,036,249
Northrop Grumman Corp.	13,234	4,804,207
Raytheon Technologies Corp.	133,941	11,646,170
Teledyne Technologies, Inc.†	4,106	1,859,073
TransDigm Group, Inc.†	4,853	3,111,210

		44,430,247

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.†	34,557	1,134,161
L3Harris Technologies, Inc.	18,122	4,108,982

		5,243,143

Agricultural Biotech — 0.1%
Corteva, Inc.	65,163	2,787,673

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	18,964	896,049
Mosaic Co.	30,553	954,170

		1,850,219

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	49,392	2,949,690

Airlines — 0.2%
Alaska Air Group, Inc.†	11,005	638,620
American Airlines Group, Inc.†	56,701	1,155,567
Delta Air Lines, Inc.†	56,548	2,256,265
Southwest Airlines Co.†	52,280	2,641,186
United Airlines Holdings, Inc.†	28,606	1,336,472

		8,028,110

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	30,863	563,558
PVH Corp.†	6,300	659,106
Ralph Lauren Corp.	4,266	484,276
Tapestry, Inc.†	24,652	1,042,780
Under Armour, Inc., Class A†	16,675	341,004
Under Armour, Inc., Class C†	17,371	304,340
VF Corp.	28,428	2,279,926

		5,674,990

Appliances — 0.0%
Whirlpool Corp.	5,536	1,226,445

Applications Software — 6.3%
Intuit, Inc.	24,157	12,802,485
Microsoft Corp.	665,825	189,700,201
PTC, Inc.†	9,297	1,259,279
Roper Technologies, Inc.	9,304	4,571,427
ServiceNow, Inc.†	17,455	10,261,620

		218,595,012

Athletic Footwear — 0.5%
NIKE, Inc., Class B	112,712	18,880,387

Auto-Cars/Light Trucks — 1.7%
Ford Motor Co.†	346,616	4,835,293
General Motors Co.†	112,856	6,414,735
Tesla, Inc.†	68,130	46,818,936

		58,068,964

Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	12,925	$2,999,893
PACCAR, Inc.	30,690	2,546,963

		5,546,856

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	23,910	3,989,383
BorgWarner, Inc.	21,204	1,038,572

		5,027,955

Banks-Commercial — 0.5%
Citizens Financial Group, Inc.	37,654	1,587,493
First Republic Bank	15,558	3,034,121
M&T Bank Corp.	11,374	1,522,410
Regions Financial Corp.	84,982	1,635,904
SVB Financial Group†	4,968	2,732,201
Truist Financial Corp.	118,890	6,471,183
Zions Bancorp NA	14,482	755,236

		17,738,548

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp.	71,324	3,661,061
Northern Trust Corp.	18,401	2,076,553
State Street Corp.	30,744	2,679,032

		8,416,646

Banks-Super Regional — 1.1%
Comerica, Inc.	12,342	847,402
Fifth Third Bancorp	62,234	2,258,472
Huntington Bancshares, Inc.	130,440	1,836,595
KeyCorp	85,798	1,686,789
PNC Financial Services Group, Inc.	37,559	6,851,137
US Bancorp	119,842	6,656,025
Wells Fargo & Co.	365,426	16,787,670

		36,924,090

Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	343,055	19,564,426
Monster Beverage Corp.†	32,709	3,085,113
PepsiCo, Inc.	122,142	19,170,187

		41,819,726

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	16,148	1,145,216

Brewery — 0.1%
Constellation Brands, Inc., Class A	14,940	3,351,640
Molson Coors Beverage Co., Class B†	16,652	814,116

		4,165,756

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	14,910	432,539
Discovery, Inc., Class C†	26,560	720,042
Fox Corp., Class A	28,903	1,030,681
Fox Corp., Class B	13,434	446,546

		2,629,808

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,238	1,192,838

Building Products-Air & Heating — 0.2%
Carrier Global Corp.	72,214	3,989,823
Johnson Controls International PLC	63,361	4,525,243

		8,515,066

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,514	2,003,236
Vulcan Materials Co.	11,728	2,110,923

		4,114,159

315

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Wood — 0.0%
Masco Corp.	22,436	$1,339,654

Building-Maintenance & Services — 0.0%
Rollins, Inc.	19,578	750,425

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	29,000	2,767,470
Lennar Corp., Class A	24,378	2,563,347
NVR, Inc.†	302	1,577,225
PulteGroup, Inc.	23,381	1,282,915

		8,190,957

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	12,176	9,059,553
Comcast Corp., Class A	405,321	23,845,034
DISH Network Corp., Class A†	21,965	920,114

		33,824,701

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	29,041	1,229,887
MGM Resorts International	35,993	1,350,817
Wynn Resorts, Ltd.†	9,304	914,862

		3,495,566

Casino Services — 0.0%
Caesars Entertainment, Inc.†	18,450	1,611,792

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	51,807	7,461,244

Chemicals-Diversified — 0.5%
Celanese Corp.	9,957	1,551,002
Dow, Inc.	66,037	4,104,860
DuPont de Nemours, Inc.	47,044	3,530,652
Eastman Chemical Co.	12,069	1,360,418
FMC Corp.	11,393	1,218,481
LyondellBasell Industries NV, Class A	22,760	2,260,751
PPG Industries, Inc.	20,960	3,427,379

		17,453,543

Chemicals-Specialty — 0.3%
Albemarle Corp.	10,319	2,126,127
Ecolab, Inc.	21,992	4,856,493
International Flavors & Fragrances, Inc.	22,006	3,314,984

		10,297,604

Coatings/Paint — 0.2%
Sherwin-Williams Co.	21,160	6,158,195

Commercial Services — 0.1%
Cintas Corp.	7,801	3,074,998
Nielsen Holdings PLC	31,693	750,807
Quanta Services, Inc.	12,319	1,119,797

		4,945,602

Commercial Services-Finance — 1.9%
Automatic Data Processing, Inc.	37,618	7,885,861
Equifax, Inc.	10,759	2,803,796
FleetCor Technologies, Inc.†	7,369	1,902,823
Global Payments, Inc.	26,098	5,047,614
IHS Markit, Ltd.	33,118	3,869,507
MarketAxess Holdings, Inc.	3,358	1,595,621
Moody’s Corp.	14,232	5,351,232
PayPal Holdings, Inc.†	103,851	28,614,066
S&P Global, Inc.	21,297	9,130,450

		66,200,970

Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.5%
ANSYS, Inc.†	7,705	$2,838,984
Autodesk, Inc.†	19,450	6,245,979
Cadence Design Systems, Inc.†	24,600	3,632,190
Synopsys, Inc.†	13,486	3,883,833

		16,600,986

Computer Data Security — 0.1%
Fortinet, Inc.†	11,984	3,262,524

Computer Services — 1.0%
Accenture PLC, Class A	56,194	17,851,710
Cognizant Technology Solutions Corp., Class A	46,626	3,428,410
DXC Technology Co.†	22,526	900,589
International Business Machines Corp.	78,991	11,134,571
Leidos Holdings, Inc.	11,752	1,250,648

		34,565,928

Computer Software — 0.1%
Akamai Technologies, Inc.†	14,409	1,727,927
Citrix Systems, Inc.	10,977	1,105,933

		2,833,860

Computers — 6.0%
Apple, Inc.	1,386,747	202,270,917
Hewlett Packard Enterprise Co.	115,450	1,674,025
HP, Inc.	106,196	3,065,879

		207,010,821

Computers-Memory Devices — 0.1%
NetApp, Inc.	19,679	1,566,252
Seagate Technology Holdings PLC	17,603	1,547,304
Western Digital Corp.†	27,092	1,759,083

		4,872,639

Consulting Services — 0.1%
Gartner, Inc.†	7,610	2,014,596
Verisk Analytics, Inc.	14,330	2,721,840

		4,736,436

Consumer Products-Misc. — 0.2%
Clorox Co.	10,995	1,988,886
Kimberly-Clark Corp.	29,831	4,048,663

		6,037,549

Containers-Metal/Glass — 0.1%
Ball Corp.	29,019	2,347,057

Containers-Paper/Plastic — 0.1%
Amcor PLC	136,301	1,575,640
Packaging Corp. of America	8,398	1,188,317
Sealed Air Corp.	13,437	762,550
WestRock Co.	23,526	1,157,714

		4,684,221

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	74,787	5,945,566
Estee Lauder Cos., Inc., Class A	20,501	6,843,849
Procter & Gamble Co.	216,435	30,783,550

		43,572,965

Cruise Lines — 0.1%
Carnival Corp.†	70,574	1,527,927
Norwegian Cruise Line Holdings, Ltd.†	32,704	785,877
Royal Caribbean Cruises, Ltd.†	19,354	1,487,742

		3,801,546

316

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	10,266	$1,781,048
Fidelity National Information Services, Inc.	54,822	8,171,219
Fiserv, Inc.†	52,653	6,060,887
Jack Henry & Associates, Inc.	6,567	1,143,249
Paychex, Inc.	28,353	3,227,139

		20,383,542

Decision Support Software — 0.1%
MSCI, Inc.	7,287	4,342,761

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	19,300	1,274,572

Diagnostic Equipment — 1.1%
Danaher Corp.	56,121	16,695,436
PerkinElmer, Inc.	9,909	1,805,717
Thermo Fisher Scientific, Inc.	34,745	18,762,648

		37,263,801

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	7,539	5,115,438

Dialysis Centers — 0.0%
DaVita, Inc.†	6,196	745,069

Disposable Medical Products — 0.0%
Teleflex, Inc.	4,131	1,641,783

Distribution/Wholesale — 0.3%
Copart, Inc.†	18,405	2,705,535
Fastenal Co.	50,774	2,780,892
LKQ Corp.†	24,575	1,247,181
Pool Corp.	3,548	1,695,305
WW Grainger, Inc.	3,870	1,720,525

		10,149,438

Diversified Banking Institutions — 3.0%
Bank of America Corp.	666,659	25,573,039
Citigroup, Inc.	182,736	12,356,608
Goldman Sachs Group, Inc.	30,077	11,275,266
JPMorgan Chase & Co.	267,612	40,618,150
Morgan Stanley	131,588	12,629,816

		102,452,879

Diversified Manufacturing Operations — 1.2%
3M Co.	51,246	10,143,633
A.O. Smith Corp.	11,887	836,013
Eaton Corp. PLC	35,229	5,567,943
General Electric Co.	776,072	10,050,132
Illinois Tool Works, Inc.	25,412	5,760,138
Parker-Hannifin Corp.	11,409	3,559,950
Textron, Inc.	19,954	1,377,026
Trane Technologies PLC	21,142	4,304,723

		41,599,558

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	25,710	6,575,333
DexCom, Inc.†	8,549	4,407,095

		10,982,428

E-Commerce/Products — 3.8%
Amazon.com, Inc.†	37,897	126,105,678
eBay, Inc.	57,215	3,902,635
Etsy, Inc.†	11,236	2,061,919

		132,070,232

Security Description	Shares	Value (Note 2)
E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	3,629	$7,904,906
Cars.com, Inc.†	1	12
Expedia Group, Inc.†	12,505	2,011,679

		9,916,597

E-Services/Consulting — 0.1%
CDW Corp.	12,395	2,272,623

Electric Products-Misc. — 0.2%
AMETEK, Inc.	20,414	2,838,567
Emerson Electric Co.	53,016	5,348,784

		8,187,351

Electric-Distribution — 0.2%
Consolidated Edison, Inc.	30,306	2,235,674
Sempra Energy	27,854	3,639,125

		5,874,799

Electric-Integrated — 2.0%
AES Corp.	58,900	1,395,930
Alliant Energy Corp.	22,113	1,294,274
Ameren Corp.	22,592	1,895,921
American Electric Power Co., Inc.	44,180	3,893,142
CenterPoint Energy, Inc.	51,318	1,306,556
CMS Energy Corp.	25,590	1,581,206
Dominion Energy, Inc.	71,300	5,338,231
DTE Energy Co.	17,126	2,009,222
Duke Energy Corp.	68,002	7,147,690
Edison International	33,544	1,828,148
Entergy Corp.	17,739	1,825,698
Evergy, Inc.	20,268	1,321,879
Eversource Energy	30,364	2,619,502
Exelon Corp.	86,387	4,042,912
FirstEnergy Corp.	48,083	1,842,541
NextEra Energy, Inc.	173,401	13,507,938
Pinnacle West Capital Corp.	9,968	832,826
PPL Corp.	68,021	1,929,756
Public Service Enterprise Group, Inc.	44,653	2,778,756
Southern Co.	93,588	5,977,465
WEC Energy Group, Inc.	27,886	2,625,188
Xcel Energy, Inc.	47,580	3,247,335

		70,242,116

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	13,249	2,082,743

Electronic Components-Semiconductors — 3.7%
Advanced Micro Devices, Inc.†	107,413	11,406,187
Broadcom, Inc.	36,096	17,520,998
Intel Corp.	356,978	19,176,858
IPG Photonics Corp.†	3,174	692,440
Microchip Technology, Inc.	24,181	3,460,785
Micron Technology, Inc.†	99,138	7,691,126
Monolithic Power Systems, Inc.	3,802	1,708,087
NVIDIA Corp.	220,304	42,957,077
Qorvo, Inc.†	9,953	1,886,989
Skyworks Solutions, Inc.	14,595	2,692,923
Texas Instruments, Inc.	81,644	15,562,979
Xilinx, Inc.	21,733	3,256,473

		128,012,922

Electronic Connectors — 0.2%
Amphenol Corp., Class A	52,832	3,829,791
TE Connectivity, Ltd.	29,193	4,305,092

		8,134,883

317

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Forms — 0.8%
Adobe, Inc.†	42,257	$26,268,219

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	26,826	4,110,548
Fortive Corp.	29,927	2,174,496
Keysight Technologies, Inc.†	16,286	2,679,861
Trimble, Inc.†	22,186	1,896,903

		10,861,808

Electronic Security Devices — 0.0%
Allegion PLC	7,954	1,086,516

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	11,996	2,274,442

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	11,512	1,556,998

Enterprise Software/Service — 1.1%
Oracle Corp.	160,598	13,994,510
Paycom Software, Inc.†	4,343	1,737,200
salesforce.com, Inc.†	85,373	20,654,290
Tyler Technologies, Inc.†	3,602	1,774,489

		38,160,489

Entertainment Software — 0.3%
Activision Blizzard, Inc.	68,692	5,744,025
Electronic Arts, Inc.	25,301	3,642,332
Take-Two Interactive Software, Inc.†	10,225	1,773,220

		11,159,577

Finance-Consumer Loans — 0.1%
Synchrony Financial	47,817	2,248,355

Finance-Credit Card — 2.5%
American Express Co.	57,523	9,809,397
Capital One Financial Corp.	39,914	6,454,094
Discover Financial Services	26,953	3,350,797
Mastercard, Inc., Class A	77,335	29,846,670
Visa, Inc., Class A	149,563	36,850,827
Western Union Co.	36,180	839,738

		87,151,523

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	132,594	9,009,762

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	9,432	1,117,409
CME Group, Inc.	31,746	6,734,279
Intercontinental Exchange, Inc.	49,751	5,961,663
Nasdaq, Inc.	10,155	1,896,243

		15,709,594

Food-Confectionery — 0.3%
Hershey Co.	12,941	2,314,886
J.M. Smucker Co.	9,688	1,270,194
Mondelez International, Inc., Class A	124,183	7,855,816

		11,440,896

Food-Meat Products — 0.1%
Hormel Foods Corp.	24,919	1,155,743
Tyson Foods, Inc., Class A	26,059	1,862,176

		3,017,919

Food-Misc./Diversified — 0.3%
Campbell Soup Co.	17,948	784,686
Conagra Brands, Inc.	42,429	1,420,947

Security Description	Shares	Value (Note 2)
Food-Misc./Diversified (continued)
General Mills, Inc.	53,924	$3,173,967
Kellogg Co.	22,275	1,411,344
Kraft Heinz Co.	57,310	2,204,716
Lamb Weston Holdings, Inc.	12,932	863,470
McCormick & Co., Inc.	22,013	1,852,834

		11,711,964

Food-Retail — 0.1%
Kroger Co.	66,931	2,724,092

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	45,226	3,355,769

Gas-Distribution — 0.1%
Atmos Energy Corp.	11,552	1,138,912
NiSource, Inc.	34,674	858,875

		1,997,787

Gold Mining — 0.1%
Newmont Corp.	70,826	4,449,289

Home Decoration Products — 0.0%
Newell Brands, Inc.	33,463	828,209

Home Furnishings — 0.0%
Leggett & Platt, Inc.	11,778	565,697

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.†	24,624	3,236,825
Marriott International, Inc., Class A†	23,606	3,446,004

		6,682,829

Human Resources — 0.0%
Robert Half International, Inc.	9,970	979,154

Independent Power Producers — 0.0%
NRG Energy, Inc.	21,637	892,310

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,262	3,154,744

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	19,565	5,694,002
Linde PLC	45,989	14,136,559

		19,830,561

Instruments-Controls — 0.5%
Honeywell International, Inc.	61,402	14,355,174
Mettler-Toledo International, Inc.†	2,057	3,031,421

		17,386,595

Instruments-Scientific — 0.1%
Waters Corp.†	5,455	2,126,414

Insurance Brokers — 0.5%
Aon PLC, Class A	19,948	5,187,078
Arthur J. Gallagher & Co.	18,113	2,523,322
Marsh & McLennan Cos., Inc.	44,957	6,618,570
Willis Towers Watson PLC	11,402	2,349,724

		16,678,694

Insurance-Life/Health — 0.3%
Aflac, Inc.	55,880	3,073,400
Globe Life, Inc.	8,382	780,448
Lincoln National Corp.	15,820	974,829
Principal Financial Group, Inc.	22,364	1,389,475
Prudential Financial, Inc.	34,831	3,492,853
Unum Group	18,056	494,734

		10,205,739

318

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line — 0.6%
Allstate Corp.	26,463	$3,441,513
American International Group, Inc.(1)	75,864	3,592,160
Chubb, Ltd.	39,755	6,708,259
Cincinnati Financial Corp.	13,245	1,561,321
Hartford Financial Services Group, Inc.	31,577	2,008,929
Loews Corp.	19,776	1,060,587
MetLife, Inc.	65,782	3,795,621

		22,168,390

Insurance-Property/Casualty — 1.6%
Assurant, Inc.	5,354	844,915
Berkshire Hathaway, Inc., Class B†	167,558	46,629,716
Progressive Corp.	51,730	4,922,627
Travelers Cos., Inc.	22,234	3,311,087
WR Berkley Corp.	12,388	906,430

		56,614,775

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,544	896,030

Internet Content-Entertainment — 2.9%
Facebook, Inc., Class A†	211,821	75,471,822
Netflix, Inc.†	39,199	20,288,226
Twitter, Inc.†	70,558	4,921,421

		100,681,469

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,270	1,088,308

Internet Security — 0.0%
NortonLifeLock, Inc.	51,270	1,272,521

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	10,247	2,639,217
BlackRock, Inc.	12,540	10,874,312
Franklin Resources, Inc.	24,076	711,446
Invesco, Ltd.	33,451	815,535
Raymond James Financial, Inc.	10,812	1,399,938
T. Rowe Price Group, Inc.	20,055	4,094,429

		20,534,877

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	48,427	10,012,282

Machinery-Farming — 0.3%
Deere & Co.	27,577	9,971,567

Machinery-General Industrial — 0.2%
IDEX Corp.	6,713	1,521,770
Otis Worldwide Corp.	35,662	3,193,532
Westinghouse Air Brake Technologies Corp.	15,706	1,332,968

		6,048,270

Machinery-Pumps — 0.2%
Dover Corp.	12,724	2,126,435
Ingersoll Rand, Inc.†	33,003	1,612,857
Xylem, Inc.	15,917	2,003,154

		5,742,446

Medical Information Systems — 0.1%
Cerner Corp.	26,638	2,141,429

Medical Instruments — 1.1%
Boston Scientific Corp.†	125,615	5,728,044
Edwards Lifesciences Corp.†	54,956	6,169,910

Security Description	Shares	Value (Note 2)
Medical Instruments (continued)
Intuitive Surgical, Inc.†	10,468	$10,378,603
Medtronic PLC	118,940	15,618,012

		37,894,569

Medical Labs & Testing Services — 0.3%
Catalent, Inc.†	15,059	1,804,219
Charles River Laboratories International, Inc.†	4,443	1,807,945
IQVIA Holdings, Inc.†	16,944	4,197,029
Laboratory Corp. of America Holdings†	8,632	2,556,367
Quest Diagnostics, Inc.	11,549	1,637,648

		12,003,208

Medical Products — 1.4%
Abbott Laboratories	157,079	19,003,417
ABIOMED, Inc.†	4,004	1,309,869
Align Technology, Inc.†	6,366	4,429,463
Baxter International, Inc.	44,454	3,438,517
Cooper Cos., Inc.	4,354	1,836,387
Henry Schein, Inc.†	12,438	996,906
Hologic, Inc.†	22,652	1,699,806
STERIS PLC	8,632	1,881,344
Stryker Corp.	28,976	7,850,757
West Pharmaceutical Services, Inc.	6,526	2,686,950
Zimmer Biomet Holdings, Inc.	18,431	3,011,994

		48,145,410

Medical-Biomedical/Gene — 1.5%
Amgen, Inc.	50,793	12,268,541
Bio-Rad Laboratories, Inc., Class A†	1,905	1,408,767
Biogen, Inc.†	13,310	4,348,776
Gilead Sciences, Inc.	110,875	7,571,654
Illumina, Inc.†	12,907	6,398,645
Incyte Corp.†	16,526	1,278,286
Moderna, Inc.†	26,978	9,539,421
Regeneron Pharmaceuticals, Inc.†	9,256	5,318,590
Vertex Pharmaceuticals, Inc.†	22,885	4,613,158

		52,745,838

Medical-Drugs — 3.9%
AbbVie, Inc.	156,142	18,159,315
Bristol-Myers Squibb Co.	197,489	13,403,578
Eli Lilly & Co.	70,369	17,134,852
Johnson & Johnson	232,804	40,088,849
Merck & Co., Inc.	223,845	17,206,965
Organon & Co.†	22,369	648,925
Pfizer, Inc.	494,862	21,185,042
Zoetis, Inc.	41,972	8,507,724

		136,335,250

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	11,806	567,042
Viatris, Inc.	106,851	1,503,394

		2,070,436

Medical-HMO — 1.5%
Anthem, Inc.	21,645	8,311,897
Centene Corp.†	51,516	3,534,513
Humana, Inc.	11,405	4,856,933
UnitedHealth Group, Inc.	83,428	34,390,690

		51,094,033

319

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	23,234	$5,766,679
Universal Health Services, Inc., Class B	6,893	1,105,706

		6,872,385

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	13,075	1,597,373
Cardinal Health, Inc.	25,650	1,523,097
McKesson Corp.	13,984	2,850,358

		5,970,828

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	129,559	4,936,198

Multimedia — 0.9%
ViacomCBS, Inc., Class B	53,537	2,191,269
Walt Disney Co.†	160,625	28,273,213

		30,464,482

Networking Products — 0.7%
Arista Networks, Inc.†	4,858	1,847,935
Cisco Systems, Inc.	372,555	20,628,370

		22,476,305

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	18,615	2,203,271
Waste Management, Inc.	34,333	5,090,211

		7,293,482

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	4,731	2,613,783

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,338	1,545,970

Oil Companies-Exploration & Production — 0.6%
APA Corp.	33,415	626,531
Cabot Oil & Gas Corp.	35,332	565,312
ConocoPhillips	119,295	6,687,678
Devon Energy Corp.	52,660	1,360,734
Diamondback Energy, Inc.	16,001	1,234,157
EOG Resources, Inc.	51,593	3,759,066
Hess Corp.	24,267	1,854,969
Marathon Oil Corp.	69,676	807,545
Occidental Petroleum Corp.	74,267	1,938,369
Pioneer Natural Resources Co.	20,488	2,978,341

		21,812,702

Oil Companies-Integrated — 1.1%
Chevron Corp.	170,865	17,395,766
Exxon Mobil Corp.	374,264	21,546,378

		38,942,144

Oil Field Machinery & Equipment — 0.0%
NOV, Inc.†	34,535	476,928

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	56,319	3,109,935
Phillips 66	38,709	2,842,402
Valero Energy Corp.	36,136	2,420,028

		8,372,365

Oil-Field Services — 0.2%
Baker Hughes Co.	64,307	1,365,881
Halliburton Co.	78,655	1,626,585
Schlumberger NV	123,619	3,563,936

		6,556,402

Security Description	Shares	Value (Note 2)
Paper & Related Products — 0.1%
International Paper Co.	34,632	$2,000,344

Pharmacy Services — 0.5%
Cigna Corp.	30,336	6,961,808
CVS Health Corp.	116,391	9,585,963

		16,547,771

Pipelines — 0.2%
Kinder Morgan, Inc.	172,171	2,992,332
ONEOK, Inc.	39,387	2,046,942
Williams Cos., Inc.	107,390	2,690,120

		7,729,394

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	5,566	2,334,158

Publishing-Newspapers — 0.0%
News Corp., Class A	34,582	851,755
News Corp., Class B	10,765	253,085

		1,104,840

Racetracks — 0.0%
Penn National Gaming, Inc.†	13,132	897,966

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	12,127	2,441,650
American Tower Corp.	40,197	11,367,712
AvalonBay Communities, Inc.	12,342	2,811,878
Boston Properties, Inc.	12,556	1,473,823
Crown Castle International Corp.	38,208	7,377,583
Digital Realty Trust, Inc.	24,894	3,837,659
Duke Realty Corp.	33,150	1,686,672
Equinix, Inc.	7,919	6,496,827
Equity Residential	30,419	2,559,150
Essex Property Trust, Inc.	5,746	1,885,263
Extra Space Storage, Inc.	11,822	2,058,683
Federal Realty Investment Trust	6,255	735,150
Healthpeak Properties, Inc.	47,644	1,761,399
Host Hotels & Resorts, Inc.†	62,421	994,366
Iron Mountain, Inc.	25,525	1,116,974
Kimco Realty Corp.	38,320	817,366
Mid-America Apartment Communities, Inc.	10,121	1,954,365
Prologis, Inc.	65,399	8,373,688
Public Storage	13,458	4,205,356
Realty Income Corp.	33,025	2,321,327
Regency Centers Corp.	13,965	913,451
SBA Communications Corp.	9,667	3,296,350
Simon Property Group, Inc.	29,044	3,674,647
UDR, Inc.	26,242	1,443,047
Ventas, Inc.	33,164	1,982,544
Vornado Realty Trust	13,880	603,780
Welltower, Inc.	36,911	3,206,089
Weyerhaeuser Co.	66,234	2,234,073

		83,630,872

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	29,674	2,862,354

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	6,399	2,108,790

Respiratory Products — 0.1%
ResMed, Inc.	12,864	3,496,435

320

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.1%
Gap, Inc.	18,360	$535,561
Ross Stores, Inc.	31,526	3,867,925

		4,403,486

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,785	1,226,767
AutoZone, Inc.†	1,911	3,102,642
Genuine Parts Co.	12,772	1,621,022
O’Reilly Automotive, Inc.†	6,167	3,723,882

		9,674,313

Retail-Automobile — 0.1%
CarMax, Inc.†	14,423	1,931,961

Retail-Building Products — 1.2%
Home Depot, Inc.	93,997	30,848,875
Lowe’s Cos., Inc.	62,492	12,041,584

		42,890,459

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	19,707	2,214,081

Retail-Discount — 1.5%
Costco Wholesale Corp.	39,081	16,793,887
Dollar General Corp.	20,882	4,857,989
Dollar Tree, Inc.†	20,506	2,046,294
Target Corp.	43,736	11,417,283
Walmart, Inc.	121,384	17,303,289

		52,418,742

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	63,426	2,990,536

Retail-Gardening Products — 0.1%
Tractor Supply Co.	10,189	1,843,496

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	106,615	7,336,178

Retail-Misc./Diversified — 0.1%
Bath & Body Works, Inc.	23,405	1,874,038

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	4,841	1,625,608

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	2,489	4,638,102
Darden Restaurants, Inc.	11,567	1,687,394
Domino’s Pizza, Inc.	3,433	1,804,007
McDonald’s Corp.	65,965	16,010,365
Starbucks Corp.	104,167	12,648,999
Yum! Brands, Inc.	26,336	3,460,287

		40,249,154

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	37,804	593,523

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	32,606	5,458,897
Maxim Integrated Products, Inc.	23,725	2,370,365
NXP Semiconductors NV	24,378	5,031,375
QUALCOMM, Inc.	99,720	14,938,056

		27,798,693

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	81,125	11,351,821
KLA Corp.	13,551	4,717,916

Security Description	Shares	Value (Note 2)
Semiconductor Equipment (continued)
Lam Research Corp.	12,608	$8,036,466
Teradyne, Inc.	14,699	1,866,773

		25,972,976

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,557	729,647

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	21,681	1,877,141

Steel-Producers — 0.1%
Nucor Corp.	26,454	2,751,745

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	68,490	2,866,991

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	28,974	815,328

Telephone-Integrated — 1.1%
AT&T, Inc.	631,208	17,705,384
Lumen Technologies, Inc.	87,943	1,096,649
Verizon Communications, Inc.	366,001	20,415,536

		39,217,569

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	5,177	1,008,997

Theaters — 0.0%
Live Nation Entertainment, Inc.†	12,772	1,007,583

Tobacco — 0.6%
Altria Group, Inc.	163,605	7,859,584
Philip Morris International, Inc.	137,782	13,790,601

		21,650,185

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,781	1,042,162
Stanley Black & Decker, Inc.	14,277	2,813,283

		3,855,445

Toys — 0.0%
Hasbro, Inc.	11,310	1,124,666

Transport-Rail — 0.8%
CSX Corp.	200,874	6,492,248
Kansas City Southern	8,039	2,152,844
Norfolk Southern Corp.	22,122	5,703,715
Union Pacific Corp.	58,727	12,847,119

		27,195,926

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	11,757	1,048,372
Expeditors International of Washington, Inc.	14,930	1,914,772
FedEx Corp.	21,581	6,041,601
United Parcel Service, Inc., Class B	63,945	12,236,515

		21,241,260

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	7,380	1,243,161
Old Dominion Freight Line, Inc.	8,407	2,262,744

		3,505,905

Water — 0.1%
American Water Works Co., Inc.	16,043	2,729,075

321

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Water Treatment Systems — 0.0%
Pentair PLC	14,693	$1,082,433

Web Hosting/Design — 0.1%
VeriSign, Inc.†	8,761	1,895,618

Web Portals/ISP — 4.0%
Alphabet, Inc., Class A†	26,587	71,639,469
Alphabet, Inc., Class C†	25,173	68,078,365

		139,717,834

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	14,999	3,358,576

Total Common Stocks (cost $1,559,804,921)		3,289,861,262

EXCHANGE-TRADED FUNDS — 4.8%
SPDR S&P 500 Trust ETF	61,500	26,968,365
iShares Core S&P 500 ETF	313,300	137,977,320

Total Exchange-Traded Funds (cost $156,531,007)		164,945,685

Total Long-Term Investment Securities (cost $1,716,335,928)		3,454,806,947

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.10% due 12/30/2021(2) (cost $2,818,788)	$2,820,000	$2,819,383

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 07/30/2021, to be repurchased 08/02/2021 in the amount of $10,802,000 and collateralized by $11,301,200 of United States Treasury Notes, bearing interest at 0.50% due 10/31/2027 and having an approximate value of $11,018,076 (cost $10,802,000)	10,802,000	10,802,000

TOTAL INVESTMENTS (cost $1,729,956,716)(3)	100.0%	3,468,428,330
Other assets less liabilities	0.0	1,336,433

NET ASSETS	100.0%	$3,469,764,763

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

59	Long	S&P 500 E-Mini Index	September 2021	$12,521,964	$12,949,025	$427,061

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,289,861,262	$—	$—	$3,289,861,262
Exchange-Traded Funds	164,945,685	—	—	164,945,685
Short-Term Investment Securities	—	2,819,383	—	2,819,383
Repurchase Agreements	—	10,802,000	—	10,802,000

Total Investments at Value	$3,454,806,947	$13,621,383	$—	$3,468,428,330

Other Financial Instruments:†
Futures Contracts	$427,061	$—	$—	$427,061

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

322

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.6%
Medical-Drugs	4.8
Real Estate Investment Trusts	4.1
Electric-Integrated	4.1
Insurance-Property/Casualty	3.5
Finance-Credit Card	2.9
Electronic Components-Semiconductors	2.7
Telephone-Integrated	2.5
Oil Companies-Integrated	2.5
Aerospace/Defense	2.5
Banks-Super Regional	2.4
Diversified Manufacturing Operations	2.3
Retail-Discount	2.0
Medical-HMO	2.0
Multimedia	2.0
Medical Instruments	1.8
Beverages-Non-alcoholic	1.5
Medical-Biomedical/Gene	1.5
Computer Services	1.5
Insurance-Multi-line	1.4
Cosmetics & Toiletries	1.4
Tobacco	1.4
Medical Products	1.4
Oil Companies-Exploration & Production	1.3
Networking Products	1.3
Exchange-Traded Funds	1.3
Retail-Restaurants	1.2
Pharmacy Services	1.1
Commercial Services-Finance	0.9
Instruments-Controls	0.9
Cable/Satellite TV	0.9
Chemicals-Diversified	0.9
Transport-Rail	0.9
Banks-Commercial	0.9
Data Processing/Management	0.8
Retail-Building Products	0.8
Auto-Cars/Light Trucks	0.7
Finance-Other Services	0.7
Food-Misc./Diversified	0.7
Food-Confectionery	0.7
Investment Management/Advisor Services	0.7
Insurance-Life/Health	0.7
Insurance Brokers	0.6
Industrial Gases	0.6
Finance-Investment Banker/Broker	0.6
Semiconductor Components-Integrated Circuits	0.6
Banks-Fiduciary	0.5
Oil Refining & Marketing	0.5
Airlines	0.5
Pipelines	0.5
Transport-Services	0.5
Retail-Major Department Stores	0.5
Medical-Hospitals	0.4
Athletic Footwear	0.4
Drug Delivery Systems	0.4
Oil-Field Services	0.4
Enterprise Software/Service	0.4
E-Commerce/Services	0.4
Medical-Wholesale Drug Distribution	0.4
Building Products-Air & Heating	0.4
Chemicals-Specialty	0.4

Building-Residential/Commercial	0.4%
Electric-Distribution	0.4
Medical Labs & Testing Services	0.4
Apparel Manufacturers	0.4
Hotels/Motels	0.4
Retail-Auto Parts	0.3
Diagnostic Equipment	0.3
Non-Hazardous Waste Disposal	0.3
Machinery-Construction & Mining	0.3
Computers-Memory Devices	0.3
Machinery-Pumps	0.3
Computers	0.3
Electric Products-Misc.	0.3
Electronic Measurement Instruments	0.3
Retail-Apparel/Shoe	0.3
Auto-Heavy Duty Trucks	0.3
Containers-Paper/Plastic	0.3
Brewery	0.3
Electronic Connectors	0.3
Entertainment Software	0.3
Tools-Hand Held	0.2
Cruise Lines	0.2
Machinery-General Industrial	0.2
Casino Hotels	0.2
Food-Wholesale/Distribution	0.2
Building Products-Cement	0.2
Consumer Products-Misc.	0.2
Food-Meat Products	0.2
Retail-Drug Store	0.2
Agricultural Operations	0.2
Aerospace/Defense-Equipment	0.2
Real Estate Management/Services	0.2
Agricultural Biotech	0.2
Steel-Producers	0.2
Food-Retail	0.2
Broadcast Services/Program	0.2
Advertising Agencies	0.2
Distribution/Wholesale	0.2
Machinery-Farming	0.2
Auto/Truck Parts & Equipment-Original	0.2
Cellular Telecom	0.1
Commercial Services	0.1
Finance-Consumer Loans	0.1
Applications Software	0.1
Medical-Generic Drugs	0.1
Gold Mining	0.1
Paper & Related Products	0.1
Gas-Distribution	0.1
Retail-Automobile	0.1
Coatings/Paint	0.1
Metal-Copper	0.1
Agricultural Chemicals	0.1
Wireless Equipment	0.1
Telecom Equipment-Fiber Optics	0.1
Industrial Automated/Robotic	0.1
Water	0.1
Dental Supplies & Equipment	0.1
E-Services/Consulting	0.1
Internet Security	0.1
Appliances	0.1
Medical Information Systems	0.1

323

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Toys	0.1%
Retail-Consumer Electronics	0.1
Publishing-Newspapers	0.1
Web Hosting/Design	0.1
Water Treatment Systems	0.1
Textile-Home Furnishings	0.1
Computer Software	0.1
Theaters	0.1
Human Resources	0.1
Instruments-Scientific	0.1
Consulting Services	0.1
Electronic Components-Misc.	0.1
Office Supplies & Forms	0.1
Insurance-Reinsurance	0.1
Disposable Medical Products	0.1
Containers-Metal/Glass	0.1
Home Decoration Products	0.1
Retail-Misc./Diversified	0.1
Telecommunication Equipment	0.1
Retail-Perfume & Cosmetics	0.1
U.S. Government Treasuries	0.1

99.9%

*	Calculated as a percentage of net assets

324

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.5%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	8,127	$287,371
Omnicom Group, Inc.	4,443	323,539

		610,910

Aerospace/Defense — 2.5%
Boeing Co.†	11,357	2,572,133
General Dynamics Corp.	4,729	927,026
Lockheed Martin Corp.	2,729	1,014,287
Northrop Grumman Corp.	3,093	1,122,821
Raytheon Technologies Corp.	31,301	2,721,622
Teledyne Technologies, Inc.†	489	221,405
TransDigm Group, Inc.†	454	291,055

		8,870,349

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.†	8,076	265,054
L3Harris Technologies, Inc.	1,821	412,894

		677,948

Agricultural Biotech — 0.2%
Corteva, Inc.	15,228	651,454

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,432	209,412
Mosaic Co.	7,140	222,982

		432,394

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	11,542	689,288

Airlines — 0.5%
Alaska Air Group, Inc.†	2,572	149,253
American Airlines Group, Inc.†	13,251	270,056
Delta Air Lines, Inc.†	13,215	527,279
Southwest Airlines Co.†	12,218	617,253
United Airlines Holdings, Inc.†	6,685	312,323

		1,876,164

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	7,213	131,709
PVH Corp.†	1,472	154,001
Ralph Lauren Corp.	997	113,179
Tapestry, Inc.†	5,761	243,690
Under Armour, Inc., Class A†	3,897	79,694
Under Armour, Inc., Class C†	4,059	71,114
VF Corp.	6,643	532,769

		1,326,156

Appliances — 0.1%
Whirlpool Corp.	1,294	286,673

Applications Software — 0.1%
Roper Technologies, Inc.	1,000	491,340

Athletic Footwear — 0.4%
NIKE, Inc., Class B	9,482	1,588,330

Auto-Cars/Light Trucks — 0.7%
Ford Motor Co.†	81,002	1,129,978
General Motors Co.†	26,374	1,499,098

		2,629,076

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	1,722	399,676
PACCAR, Inc.	7,172	595,204

		994,880

Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC†	1,844	$307,671
BorgWarner, Inc.	4,955	242,696

		550,367

Banks-Commercial — 0.9%
Citizens Financial Group, Inc.	8,799	370,966
First Republic Bank	1,709	333,289
M&T Bank Corp.	2,658	355,773
Regions Financial Corp.	19,860	382,305
Truist Financial Corp.	27,784	1,512,283
Zions Bancorp NA	3,384	176,476

		3,131,092

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	16,668	855,568
Northern Trust Corp.	4,300	485,255
State Street Corp.	7,185	626,101

		1,966,924

Banks-Super Regional — 2.4%
Comerica, Inc.	2,884	198,015
Fifth Third Bancorp	14,544	527,802
Huntington Bancshares, Inc.	30,483	429,201
KeyCorp	20,050	394,183
PNC Financial Services Group, Inc.	8,777	1,601,013
US Bancorp	28,006	1,555,453
Wells Fargo & Co.	85,397	3,923,138

		8,628,805

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	52,110	2,971,834
PepsiCo, Inc.	16,555	2,598,307

		5,570,141

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,887	133,826

Brewery — 0.3%
Constellation Brands, Inc., Class A	3,491	783,171
Molson Coors Beverage Co., Class B†	3,891	190,231

		973,402

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	3,484	101,071
Discovery, Inc., Class C†	6,207	168,272
Fox Corp., Class A	6,754	240,848
Fox Corp., Class B	3,139	104,340

		614,531

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,230	119,888

Building Products-Air & Heating — 0.4%
Carrier Global Corp.	6,075	335,644
Johnson Controls International PLC	14,807	1,057,516

		1,393,160

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	1,289	468,294
Vulcan Materials Co.	1,590	286,184

		754,478

Building Products-Wood — 0.0%
Masco Corp.	2,936	175,309

325

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	2,711	$258,711
Lennar Corp., Class A	5,697	599,039
NVR, Inc.†	71	370,805
PulteGroup, Inc.	2,677	146,887

		1,375,442

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	53,043	3,120,520
DISH Network Corp., Class A†	5,133	215,021

		3,335,541

Casino Hotels — 0.2%
Las Vegas Sands Corp.†	6,787	287,430
MGM Resorts International	8,411	315,665
Wynn Resorts, Ltd.†	2,174	213,769

		816,864

Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,811	158,209

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	3,753	540,507

Chemicals-Diversified — 0.9%
Celanese Corp.	2,327	362,477
Dow, Inc.	7,871	489,261
DuPont de Nemours, Inc.	10,994	825,100
Eastman Chemical Co.	2,820	317,870
LyondellBasell Industries NV, Class A	5,319	528,336
PPG Industries, Inc.	4,898	800,921

		3,323,965

Chemicals-Specialty — 0.4%
Ecolab, Inc.	2,775	612,803
International Flavors & Fragrances, Inc.	5,143	774,742

		1,387,545

Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,533	446,149

Commercial Services — 0.1%
Cintas Corp.	620	244,392
Nielsen Holdings PLC	7,406	175,448
Quanta Services, Inc.	1,209	109,898

		529,738

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	4,571	958,219
Equifax, Inc.	1,257	327,574
FleetCor Technologies, Inc.†	982	253,572
Global Payments, Inc.	6,099	1,179,608
IHS Markit, Ltd.	2,709	316,519
Moody’s Corp.	931	350,056

		3,385,548

Computer Services — 1.5%
Accenture PLC, Class A	5,778	1,835,555
Cognizant Technology Solutions Corp., Class A	5,339	392,577
DXC Technology Co.†	5,264	210,455
International Business Machines Corp.	18,460	2,602,121
Leidos Holdings, Inc.	2,746	292,229

		5,332,937

Security Description	Shares	Value (Note 2)
Computer Software — 0.1%
Akamai Technologies, Inc.†	1,212	$145,343
Citrix Systems, Inc.	898	90,474

		235,817

Computers — 0.3%
Hewlett Packard Enterprise Co.	26,980	391,210
HP, Inc.	24,817	716,467

		1,107,677

Computers-Memory Devices — 0.3%
NetApp, Inc.	4,599	366,034
Seagate Technology Holdings PLC	4,114	361,621
Western Digital Corp.†	6,331	411,072

		1,138,727

Consulting Services — 0.1%
Gartner, Inc.†	836	221,314

Consumer Products-Misc. — 0.2%
Clorox Co.	848	153,395
Kimberly-Clark Corp.	4,322	586,582

		739,977

Containers-Metal/Glass — 0.1%
Ball Corp.	2,441	197,428

Containers-Paper/Plastic — 0.3%
Amcor PLC	31,853	368,221
Packaging Corp. of America	1,963	277,764
Sealed Air Corp.	1,068	60,609
WestRock Co.	5,498	270,557

		977,151

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	8,389	666,925
Estee Lauder Cos., Inc., Class A	2,108	703,714
Procter & Gamble Co.	26,301	3,740,791

		5,111,430

Cruise Lines — 0.2%
Carnival Corp.†	16,493	357,074
Norwegian Cruise Line Holdings, Ltd.†	7,643	183,661
Royal Caribbean Cruises, Ltd.†	4,523	347,683

		888,418

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	1,200	208,188
Fidelity National Information Services, Inc.	12,811	1,909,480
Fiserv, Inc.†	3,937	453,188
Jack Henry & Associates, Inc.	798	138,924
Paychex, Inc.	3,114	354,435

		3,064,215

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	4,510	297,840

Diagnostic Equipment — 0.3%
Danaher Corp.	4,197	1,248,566

Disposable Medical Products — 0.1%
Teleflex, Inc.	512	203,484

Distribution/Wholesale — 0.2%
Fastenal Co.	2,966	162,448
LKQ Corp.†	5,743	291,457
WW Grainger, Inc.	353	156,937

		610,842

326

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions — 6.6%
Bank of America Corp.	155,793	$5,976,220
Citigroup, Inc.	42,704	2,887,644
Goldman Sachs Group, Inc.	7,029	2,635,032
JPMorgan Chase & Co.	62,539	9,492,169
Morgan Stanley	30,751	2,951,481

		23,942,546

Diversified Manufacturing Operations — 2.3%
3M Co.	11,976	2,370,529
A.O. Smith Corp.	2,778	195,377
Eaton Corp. PLC	8,233	1,301,226
General Electric Co.	181,362	2,348,638
Illinois Tool Works, Inc.	3,326	753,904
Parker-Hannifin Corp.	1,280	399,398
Textron, Inc.	4,663	321,794
Trane Technologies PLC	2,668	543,232

		8,234,098

Drug Delivery Systems — 0.4%
Becton Dickinson & Co.	6,008	1,536,546

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	526	1,145,765
Expedia Group, Inc.†	1,870	300,827

		1,446,592

E-Services/Consulting — 0.1%
CDW Corp.	1,622	297,394

Electric Products-Misc. — 0.3%
AMETEK, Inc.	2,433	338,309
Emerson Electric Co.	7,434	750,016

		1,088,325

Electric-Distribution — 0.4%
Consolidated Edison, Inc.	7,082	522,439
Sempra Energy	6,509	850,401

		1,372,840

Electric-Integrated — 4.1%
AES Corp.	8,534	202,256
Alliant Energy Corp.	5,168	302,483
Ameren Corp.	5,280	443,098
American Electric Power Co., Inc.	10,325	909,839
CenterPoint Energy, Inc.	11,993	305,342
CMS Energy Corp.	5,980	369,504
Dominion Energy, Inc.	16,662	1,247,484
DTE Energy Co.	4,002	469,515
Duke Energy Corp.	15,892	1,670,408
Edison International	7,839	427,225
Entergy Corp.	4,146	426,706
Evergy, Inc.	4,737	308,947
Eversource Energy	7,096	612,172
Exelon Corp.	20,188	944,798
FirstEnergy Corp.	11,237	430,602
NextEra Energy, Inc.	23,098	1,799,334
Pinnacle West Capital Corp.	2,329	194,588
PPL Corp.	15,896	450,970
Public Service Enterprise Group, Inc.	10,435	649,370
Southern Co.	21,871	1,396,901
WEC Energy Group, Inc.	6,517	613,510
Xcel Energy, Inc.	11,119	758,872

		14,933,924

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 0.1%
Garmin, Ltd.	1,362	$214,106

Electronic Components-Semiconductors — 2.7%
Broadcom, Inc.	2,699	1,310,095
Intel Corp.	83,423	4,481,484
IPG Photonics Corp.†	408	89,009
Microchip Technology, Inc.	1,582	226,416
Micron Technology, Inc.†	23,168	1,797,373
Skyworks Solutions, Inc.	1,637	302,043
Texas Instruments, Inc.	8,967	1,709,289

		9,915,709

Electronic Connectors — 0.3%
Amphenol Corp., Class A	4,692	340,123
TE Connectivity, Ltd.	4,230	623,798

		963,921

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	1,755	268,919
Fortive Corp.	6,994	508,184
Keysight Technologies, Inc.†	1,637	269,368

		1,046,471

Electronic Security Devices — 0.0%
Allegion PLC	1,078	147,255

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	1,022	138,225

Enterprise Software/Service — 0.4%
Oracle Corp.	16,889	1,471,707

Entertainment Software — 0.3%
Activision Blizzard, Inc.	6,582	550,387
Electronic Arts, Inc.	2,720	391,571

		941,958

Finance-Consumer Loans — 0.1%
Synchrony Financial	11,174	525,401

Finance-Credit Card — 2.9%
American Express Co.	13,443	2,292,435
Capital One Financial Corp.	9,328	1,508,338
Discover Financial Services	6,299	783,092
Mastercard, Inc., Class A	5,783	2,231,891
Visa, Inc., Class A	13,981	3,444,778
Western Union Co.	8,455	196,240

		10,456,774

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	30,986	2,105,499

Finance-Other Services — 0.7%
Cboe Global Markets, Inc.	1,080	127,948
CME Group, Inc.	7,419	1,573,792
Intercontinental Exchange, Inc.	5,348	640,851
Nasdaq, Inc.	831	155,173

		2,497,764

Food-Confectionery — 0.7%
Hershey Co.	1,784	319,122
J.M. Smucker Co.	2,264	296,833
Mondelez International, Inc., Class A	29,021	1,835,868

		2,451,823

Food-Meat Products — 0.2%
Hormel Foods Corp.	5,823	270,071
Tyson Foods, Inc., Class A	6,090	435,191

		705,262

327

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified — 0.7%
Campbell Soup Co.	4,194	$183,361
Conagra Brands, Inc.	9,915	332,053
General Mills, Inc.	12,602	741,754
Kellogg Co.	5,206	329,852
Kraft Heinz Co.	13,393	515,229
Lamb Weston Holdings, Inc.	1,904	127,130
McCormick & Co., Inc.	2,881	242,494

		2,471,873

Food-Retail — 0.2%
Kroger Co.	15,641	636,589

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	10,569	784,220

Gas-Distribution — 0.1%
Atmos Energy Corp.	2,700	266,193
NiSource, Inc.	8,103	200,711

		466,904

Gold Mining — 0.1%
Newmont Corp.	7,448	467,883

Home Decoration Products — 0.1%
Newell Brands, Inc.	7,820	193,545

Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,753	132,227

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.†	3,625	476,506
Marriott International, Inc., Class A†	5,517	805,372

		1,281,878

Human Resources — 0.1%
Robert Half International, Inc.	2,330	228,829

Independent Power Producers — 0.0%
NRG Energy, Inc.	2,073	85,491

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,055	324,328

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	2,469	718,553
Linde PLC	4,514	1,387,559

		2,106,112

Instruments-Controls — 0.9%
Honeywell International, Inc.	14,349	3,354,653

Instruments-Scientific — 0.1%
Waters Corp.†	574	223,751

Insurance Brokers — 0.6%
Aon PLC, Class A	2,238	581,947
Arthur J. Gallagher & Co.	2,413	336,155
Marsh & McLennan Cos., Inc.	5,358	788,805
Willis Towers Watson PLC	2,665	549,203

		2,256,110

Insurance-Life/Health — 0.7%
Aflac, Inc.	13,059	718,245
Globe Life, Inc.	1,959	182,403
Lincoln National Corp.	3,697	227,809
Principal Financial Group, Inc.	5,226	324,691
Prudential Financial, Inc.	8,140	816,279
Unum Group	4,220	115,628

		2,385,055

Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 1.4%
Allstate Corp.	6,184	$804,229
American International Group, Inc.(3)	17,729	839,468
Chubb, Ltd.	9,290	1,567,594
Cincinnati Financial Corp.	3,095	364,839
Hartford Financial Services Group, Inc.	7,379	469,452
Loews Corp.	4,622	247,878
MetLife, Inc.	15,373	887,022

		5,180,482

Insurance-Property/Casualty — 3.5%
Assurant, Inc.	1,251	197,420
Berkshire Hathaway, Inc., Class B†	39,157	10,897,002
Progressive Corp.	4,352	414,136
Travelers Cos., Inc.	5,196	773,789
WR Berkley Corp.	2,895	211,827

		12,494,174

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	828	209,343

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	690	142,492

Internet Security — 0.1%
NortonLifeLock, Inc.	11,981	297,368

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	2,395	616,856
BlackRock, Inc.	879	762,242
Franklin Resources, Inc.	5,626	166,248
Invesco, Ltd.	7,817	190,579
Raymond James Financial, Inc.	2,527	327,196
T. Rowe Price Group, Inc.	1,875	382,800

		2,445,921

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,998	1,240,086

Machinery-Farming — 0.2%
Deere & Co.	1,611	582,521

Machinery-General Industrial — 0.2%
IDEX Corp.	863	195,633
Otis Worldwide Corp.	4,000	358,200
Westinghouse Air Brake Technologies Corp.	3,670	311,473

		865,306

Machinery-Pumps — 0.3%
Dover Corp.	2,973	496,848
Ingersoll Rand, Inc.†	7,712	376,885
Xylem, Inc.	2,009	252,833

		1,126,566

Medical Information Systems — 0.1%
Cerner Corp.	3,548	285,224

Medical Instruments — 1.8%
Boston Scientific Corp.†	29,355	1,338,588
Edwards Lifesciences Corp.†	5,522	619,955
Intuitive Surgical, Inc.†	734	727,732
Medtronic PLC	27,795	3,649,761

		6,336,036

Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	1,425	352,972
Laboratory Corp. of America Holdings†	2,017	597,335
Quest Diagnostics, Inc.	2,699	382,718

		1,333,025

328

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products — 1.4%
Abbott Laboratories	15,050	$1,820,749
Baxter International, Inc.	10,389	803,589
Cooper Cos., Inc.	600	253,062
Henry Schein, Inc.†	2,907	232,996
Hologic, Inc.†	1,482	111,209
STERIS PLC	867	188,963
Stryker Corp.	3,454	935,827
Zimmer Biomet Holdings, Inc.	4,307	703,850

		5,050,245

Medical-Biomedical/Gene — 1.5%
Amgen, Inc.	5,935	1,433,540
Biogen, Inc.†	1,462	477,679
Gilead Sciences, Inc.	25,911	1,769,462
Illumina, Inc.†	1,508	747,591
Incyte Corp.†	1,429	110,533
Moderna, Inc.†	2,648	936,333

		5,475,138

Medical-Drugs — 4.8%
AbbVie, Inc.	9,487	1,103,338
Bristol-Myers Squibb Co.	22,153	1,503,524
Eli Lilly & Co.	6,413	1,561,565
Johnson & Johnson	32,643	5,621,125
Merck & Co., Inc.	27,202	2,091,018
Organon & Co.†	2,718	78,849
Pfizer, Inc.	115,645	4,950,762
Zoetis, Inc.	2,648	536,750

		17,446,931

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	2,759	132,515
Viatris, Inc.	24,970	351,328

		483,843

Medical-HMO — 2.0%
Anthem, Inc.	5,058	1,942,322
Centene Corp.†	12,039	825,996
Humana, Inc.	1,279	544,675
UnitedHealth Group, Inc.	9,358	3,857,555

		7,170,548

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	5,430	1,347,726
Universal Health Services, Inc., Class B	1,611	258,420

		1,606,146

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	3,055	373,229
Cardinal Health, Inc.	5,994	355,924
McKesson Corp.	3,268	666,117

		1,395,270

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	11,505	438,340

Multimedia — 2.0%
ViacomCBS, Inc., Class B	12,511	512,075
Walt Disney Co.†	37,537	6,607,263

		7,119,338

Networking Products — 1.3%
Cisco Systems, Inc.	87,063	4,820,678

Security Description	Shares	Value (Note 2)
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	4,350	$514,866
Waste Management, Inc.	4,894	725,584

		1,240,450

Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	298	164,639

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	995	209,627

Oil Companies-Exploration & Production — 1.3%
APA Corp.	7,809	146,419
Cabot Oil & Gas Corp.	8,257	132,112
ConocoPhillips	27,878	1,562,841
Devon Energy Corp.	12,306	317,987
Diamondback Energy, Inc.	3,739	288,389
EOG Resources, Inc.	12,057	878,473
Hess Corp.	2,665	203,713
Marathon Oil Corp.	16,283	188,720
Occidental Petroleum Corp.	17,356	452,991
Pioneer Natural Resources Co.	4,788	696,031

		4,867,676

Oil Companies-Integrated — 2.5%
Chevron Corp.	39,930	4,065,273
Exxon Mobil Corp.	87,463	5,035,245

		9,100,518

Oil Field Machinery & Equipment — 0.0%
NOV, Inc.†	8,070	111,447

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	13,162	726,805
Phillips 66	9,046	664,248
Valero Energy Corp.	8,445	565,562

		1,956,615

Oil-Field Services — 0.4%
Baker Hughes Co.	15,028	319,195
Halliburton Co.	18,381	380,119
Schlumberger NV	28,889	832,870

		1,532,184

Paper & Related Products — 0.1%
International Paper Co.	8,093	467,452

Pharmacy Services — 1.1%
Cigna Corp.	7,089	1,626,855
CVS Health Corp.	27,200	2,240,192

		3,867,047

Pipelines — 0.5%
Kinder Morgan, Inc.	40,235	699,284
ONEOK, Inc.	9,205	478,384
Williams Cos., Inc.	25,096	628,655

		1,806,323

Publishing-Newspapers — 0.1%
News Corp., Class A	8,082	199,060
News Corp., Class B	2,516	59,151

		258,211

Racetracks — 0.0%
Penn National Gaming, Inc.†	1,228	83,971

Real Estate Investment Trusts — 4.1%
Alexandria Real Estate Equities, Inc.	2,834	570,598

329

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
American Tower Corp.	4,603	$1,301,728
AvalonBay Communities, Inc.	2,884	657,062
Boston Properties, Inc.	2,934	344,393
Crown Castle International Corp.	3,572	689,718
Digital Realty Trust, Inc.	5,817	896,749
Duke Realty Corp.	4,571	232,572
Equinix, Inc.	777	637,459
Equity Residential	7,109	598,080
Essex Property Trust, Inc.	1,343	440,638
Extra Space Storage, Inc.	1,437	250,239
Federal Realty Investment Trust	1,462	171,829
Healthpeak Properties, Inc.	11,134	411,624
Host Hotels & Resorts, Inc.†	14,587	232,371
Iron Mountain, Inc.	5,965	261,028
Kimco Realty Corp.	8,955	191,010
Mid-America Apartment Communities, Inc.	2,365	456,682
Prologis, Inc.	15,283	1,956,835
Public Storage	1,793	560,277
Realty Income Corp.	7,718	542,498
Regency Centers Corp.	3,264	213,498
SBA Communications Corp.	791	269,723
Simon Property Group, Inc.	6,787	858,691
UDR, Inc.	6,132	337,199
Ventas, Inc.	7,750	463,295
Vornado Realty Trust	3,244	141,114
Welltower, Inc.	8,626	749,254
Weyerhaeuser Co.	15,478	522,073

		14,958,237

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	6,934	668,854

Retail-Apparel/Shoe — 0.3%
Gap, Inc.	4,291	125,169
Ross Stores, Inc.	7,367	903,857

		1,029,026

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	1,352	286,705
AutoZone, Inc.†	197	319,844
Genuine Parts Co.	2,985	378,856
O’Reilly Automotive, Inc.†	461	278,370

		1,263,775

Retail-Automobile — 0.1%
CarMax, Inc.†	3,371	451,545

Retail-Building Products — 0.8%
Home Depot, Inc.	6,151	2,018,697
Lowe’s Cos., Inc.	4,235	816,042

		2,834,739

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,303	258,742

Retail-Discount — 2.0%
Costco Wholesale Corp.	4,292	1,844,358
Dollar Tree, Inc.†	4,792	478,194
Target Corp.	3,475	907,149
Walmart, Inc.	28,367	4,043,716

		7,273,417

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	14,822	698,857

Security Description	Shares	Value (Note 2)
Retail-Major Department Stores — 0.5%
TJX Cos., Inc.	24,915	$1,714,401

Retail-Misc./Diversified — 0.1%
Bath & Body Works, Inc.	2,407	192,728

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	554	186,033

Retail-Restaurants — 1.2%
Darden Restaurants, Inc.	2,703	394,314
McDonald’s Corp.	9,249	2,244,825
Starbucks Corp.	10,224	1,241,500
Yum! Brands, Inc.	3,508	460,916

		4,341,555

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	8,835	138,709

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	4,343	727,105
Maxim Integrated Products, Inc.	2,218	221,600
NXP Semiconductors NV	5,401	1,114,713

		2,063,418

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	831	170,463

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,672	144,762

Steel-Producers — 0.2%
Nucor Corp.	6,182	643,052

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	8,483	355,098

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	6,771	190,536

Telephone-Integrated — 2.5%
AT&T, Inc.	147,509	4,137,628
Lumen Technologies, Inc.	20,552	256,283
Verizon Communications, Inc.	85,532	4,770,975

		9,164,886

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,210	235,829

Theaters — 0.1%
Live Nation Entertainment, Inc.†	2,985	235,487

Tobacco — 1.4%
Altria Group, Inc.	38,233	1,836,713
Philip Morris International, Inc.	32,199	3,222,798

		5,059,511

Tools-Hand Held — 0.2%
Snap-on, Inc.	1,117	243,483
Stanley Black & Decker, Inc.	3,336	657,359

		900,842

Toys — 0.1%
Hasbro, Inc.	2,643	262,820

Transport-Rail — 0.9%
CSX Corp.	22,533	728,266
Kansas City Southern	921	246,644
Norfolk Southern Corp.	2,843	733,011
Union Pacific Corp.	7,137	1,561,290

		3,269,211

330

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	2,747	$244,950
Expeditors International of Washington, Inc.	1,221	156,593
FedEx Corp.	1,816	508,389
United Parcel Service, Inc., Class B	4,483	857,867

		1,767,799

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	707	119,094

Water — 0.1%
American Water Works Co., Inc.	1,875	318,956

Water Treatment Systems — 0.1%
Pentair PLC	3,434	252,983

Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,188	257,048

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,928	431,718

Total Common Stocks (cost $295,625,686)		356,711,116

EXCHANGE-TRADED FUNDS — 1.3%
iShares S&P 500 Value ETF (cost $4,264,749)	31,060	4,622,038

Total Long-Term Investment Securities (cost $299,890,435)		361,333,154

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.10% due 12/30/2021(2) (cost $149,936)	$150,000	$149,967

TOTAL INVESTMENTS (cost $300,040,371)(1)	99.9%	361,483,121
Other assets less liabilities	0.1	519,843

NET ASSETS	100.0%	$362,002,964

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Security represents an investment in an affiliated company (see Note 8).
ETF	— Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

3	Long	S&P 500 E-Mini Index	September 2021	$636,710	$658,425	$21,715

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$356,711,116	$—	$—	$356,711,116
Exchange-Traded Funds	4,622,038	—	—	4,622,038
Short-Term Investment Securities	—	149,967	—	149,967

Total Investments at Value	$361,333,154	$149,967	$—	$361,483,121

Other Financial Instruments:+
Futures Contracts	$21,715	$—	$—	$21,715

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

331

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Applications Software	10.9%
Computers	10.3
Web Portals/ISP	5.8
E-Commerce/Products	5.6
Internet Content-Entertainment	5.1
Electronic Components-Semiconductors	3.5
Commercial Services-Finance	3.2
Retail-Restaurants	3.1
Semiconductor Equipment	2.9
Computer Services	2.8
Electronic Forms	2.6
Real Estate Investment Trusts	2.5
Medical-Drugs	2.5
Medical-Biomedical/Gene	2.2
Enterprise Software/Service	2.0
Retail-Building Products	1.7
Transport-Services	1.5
Finance-Credit Card	1.5
Diagnostic Kits	1.4
Auto-Cars/Light Trucks	1.4
Diagnostic Equipment	1.4
Data Processing/Management	1.3
Computer Data Security	1.3
Retail-Apparel/Shoe	1.3
Cable/Satellite TV	1.1
Diversified Manufacturing Operations	1.0
Entertainment Software	1.0
Recreational Vehicles	1.0
Medical-Hospitals	1.0
Building-Residential/Commercial	1.0
Semiconductor Components-Integrated Circuits	0.9
Consumer Products-Misc.	0.8
Transport-Truck	0.8
Transport-Rail	0.7
Retail-Auto Parts	0.7
Medical Products	0.6
Auto/Truck Parts & Equipment-Original	0.6
Computer Aided Design	0.6
Retail-Discount	0.6
Hotels/Motels	0.5
Communications Software	0.5
Beverages-Non-alcoholic	0.5
Machinery-Farming	0.5
Computer Software	0.5
Medical-Wholesale Drug Distribution	0.5
Finance-Consumer Loans	0.4
Cosmetics & Toiletries	0.4
Athletic Footwear	0.4
Tobacco	0.4
Office Automation & Equipment	0.4
Medical Labs & Testing Services	0.4
Pharmacy Services	0.3
Food-Misc./Diversified	0.3
Food-Retail	0.3
Containers-Paper/Plastic	0.3
Retail-Major Department Stores	0.2
Industrial Gases	0.2
Diversified Banking Institutions	0.2
Auto-Heavy Duty Trucks	0.2
Electronic Components-Misc.	0.2
Batteries/Battery Systems	0.2

Insurance-Multi-line	0.2%
Real Estate Management/Services	0.1
Retail-Misc./Diversified	0.1
Aerospace/Defense	0.1
Retail-Perfume & Cosmetics	0.1
Web Hosting/Design	0.1
Internet Application Software	0.1
Coatings/Paint	0.1
Medical-HMO	0.1

99.0%

*	Calculated as a percentage of net assets

332

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.0%
Aerospace/Defense — 0.1%
Northrop Grumman Corp.	2,624	$952,564

Applications Software — 10.9%
Microsoft Corp.	270,911	77,185,253
ServiceNow, Inc.†	22,962	13,499,130

		90,684,383

Athletic Footwear — 0.4%
NIKE, Inc., Class B	21,186	3,548,867

Auto-Cars/Light Trucks — 1.4%
Tesla, Inc.†	17,061	11,724,319

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	21,134	1,753,911

Auto/Truck Parts & Equipment-Original — 0.6%
Lear Corp.	29,143	5,099,442

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	33,930	1,453,901

Beverages-Non-alcoholic — 0.5%
PepsiCo, Inc.	26,471	4,154,623

Building-Residential/Commercial — 1.0%
D.R. Horton, Inc.	82,375	7,861,046

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	11,522	8,572,944
Comcast Corp., Class A	13,402	788,440

		9,361,384

Coatings/Paint — 0.1%
Sherwin-Williams Co.	2,158	628,043

Commercial Services-Finance — 3.2%
Moody’s Corp.	9,801	3,685,176
PayPal Holdings, Inc.†	65,117	17,941,687
Square, Inc., Class A†	18,338	4,534,254

		26,161,117

Communications Software — 0.5%
Zoom Video Communications, Inc., Class A†	11,184	4,228,670

Computer Aided Design — 0.6%
Autodesk, Inc.†	12,784	4,105,326
Cadence Design Systems, Inc.†	5,883	868,625

		4,973,951

Computer Data Security — 1.3%
Crowdstrike Holdings, Inc., Class A†	41,237	10,458,116

Computer Services — 2.8%
Accenture PLC, Class A	45,014	14,300,047
EPAM Systems, Inc.†	15,351	8,593,490

		22,893,537

Computer Software — 0.5%
Dropbox, Inc., Class A†	123,847	3,899,942

Computers — 10.3%
Apple, Inc.	547,598	79,872,644
HP, Inc.	197,839	5,711,612

		85,584,256

Consumer Products-Misc. — 0.8%
Kimberly-Clark Corp.	50,058	6,793,872

Security Description	Shares	Value (Note 2)
Containers-Paper/Plastic — 0.3%
Graphic Packaging Holding Co.	107,477	$2,060,334

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	44,915	3,570,743

Data Processing/Management — 1.3%
DocuSign, Inc.†	23,676	7,056,395
Fiserv, Inc.†	31,859	3,667,290

		10,723,685

Diagnostic Equipment — 1.4%
Avantor, Inc.†	153,986	5,786,794
Danaher Corp.	19,561	5,819,202

		11,605,996

Diagnostic Kits — 1.4%
IDEXX Laboratories, Inc.†	17,502	11,875,632

Diversified Banking Institutions — 0.2%
Goldman Sachs Group, Inc.	4,693	1,759,312

Diversified Manufacturing Operations — 1.0%
Eaton Corp. PLC	54,100	8,550,505

E-Commerce/Products — 5.6%
Amazon.com, Inc.†	13,927	46,343,346
Etsy, Inc.†	2,314	424,642

		46,767,988

Electronic Components-Misc. — 0.2%
Sensata Technologies Holding PLC†	25,555	1,498,034

Electronic Components-Semiconductors — 3.5%
Advanced Micro Devices, Inc.†	63,146	6,705,474
Intel Corp.	44,421	2,386,296
NVIDIA Corp.	43,048	8,393,929
Texas Instruments, Inc.	62,371	11,889,160

		29,374,859

Electronic Forms — 2.6%
Adobe, Inc.†	34,090	21,191,367

Enterprise Software/Service — 2.0%
Atlassian Corp. PLC, Class A†	39,344	12,791,521
salesforce.com, Inc.†	4,208	1,018,041
SS&C Technologies Holdings, Inc.	36,453	2,857,551

		16,667,113

Entertainment Software — 1.0%
Electronic Arts, Inc.	19,937	2,870,130
Take-Two Interactive Software, Inc.†	31,714	5,499,842

		8,369,972

Finance-Consumer Loans — 0.4%
SLM Corp.	194,465	3,661,776

Finance-Credit Card — 1.5%
Mastercard, Inc., Class A	11,338	4,375,788
Visa, Inc., Class A	31,913	7,863,044

		12,238,832

Food-Misc./Diversified — 0.3%
General Mills, Inc.	44,199	2,601,553

Food-Retail — 0.3%
Albertsons Cos., Inc., Class A	105,374	2,276,078

Hotels/Motels — 0.5%
Marriott International, Inc., Class A†	30,203	4,409,034

333

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Gases — 0.2%
Linde PLC	5,793	$1,780,710

Insurance-Multi-line — 0.2%
MetLife, Inc.	22,258	1,284,287

Internet Application Software — 0.1%
Okta, Inc.†	2,822	699,263

Internet Content-Entertainment — 5.1%
Facebook, Inc., Class A†	117,025	41,696,007
Netflix, Inc.†	1,517	785,154

		42,481,161

Machinery-Farming — 0.5%
AGCO Corp.	30,819	4,071,498

Medical Labs & Testing Services — 0.4%
Charles River Laboratories International, Inc.†	3,914	1,592,685
Laboratory Corp. of America Holdings†	1,231	364,561
Syneos Health, Inc.†	11,187	1,003,138

		2,960,384

Medical Products — 0.6%
Align Technology, Inc.†	7,476	5,201,801

Medical-Biomedical/Gene — 2.2%
Illumina, Inc.†	5,317	2,635,903
Incyte Corp.†	41,401	3,202,367
Maravai LifeSciences Holdings, Inc., Class A†	64,114	2,819,092
Moderna, Inc.†	5,470	1,934,192
Vertex Pharmaceuticals, Inc.†	36,622	7,382,263

		17,973,817

Medical-Drugs — 2.5%
Eli Lilly & Co.	48,673	11,851,876
Johnson & Johnson	50,961	8,775,484

		20,627,360

Medical-HMO — 0.1%
Humana, Inc.	1,200	511,032

Medical-Hospitals — 1.0%
HCA Healthcare, Inc.	32,197	7,991,295

Medical-Wholesale Drug Distribution — 0.5%
McKesson Corp.	18,551	3,781,250

Office Automation & Equipment — 0.4%
Zebra Technologies Corp., Class A†	5,547	3,064,607

Pharmacy Services — 0.3%
Cigna Corp.	11,988	2,751,126

Real Estate Investment Trusts — 2.5%
Extra Space Storage, Inc.	57,293	9,977,003
Public Storage	30,015	9,379,087
Simon Property Group, Inc.	13,804	1,746,482

		21,102,572

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	10,473	1,010,226

Recreational Vehicles — 1.0%
Brunswick Corp.	41,317	4,313,495
Polaris, Inc.	28,225	3,699,451

		8,012,946

Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 1.3%
Burlington Stores, Inc.†	8,379	$2,805,289
Ross Stores, Inc.	61,797	7,581,874

		10,387,163

Retail-Auto Parts — 0.7%
AutoZone, Inc.†	3,592	5,831,863

Retail-Building Products — 1.7%
Home Depot, Inc.	42,680	14,007,149

Retail-Discount — 0.6%
Walmart, Inc.	33,209	4,733,943

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	28,530	1,963,149

Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	5,067	985,126

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	2,390	802,562

Retail-Restaurants — 3.1%
Starbucks Corp.	114,935	13,956,557
Texas Roadhouse, Inc.	41,754	3,848,466
Yum China Holdings, Inc.	121,834	7,576,857

		25,381,880

Semiconductor Components-Integrated Circuits — 0.9%
NXP Semiconductors NV	37,256	7,689,266

Semiconductor Equipment — 2.9%
Applied Materials, Inc.	113,800	15,924,034
Lam Research Corp.	13,190	8,407,438

		24,331,472

Tobacco — 0.4%
Altria Group, Inc.	72,477	3,481,795

Transport-Rail — 0.7%
Kansas City Southern	22,887	6,129,139

Transport-Services — 1.5%
United Parcel Service, Inc., Class B	64,914	12,421,943

Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	6,251	1,052,981
Old Dominion Freight Line, Inc.	20,154	5,424,449

		6,477,430

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	9,175	769,324

Web Portals/ISP — 5.8%
Alphabet, Inc., Class A†	9,431	25,412,113
Alphabet, Inc., Class C†	8,293	22,427,755

		47,839,868

TOTAL INVESTMENTS (cost $519,807,750)(1)	99.0%	819,957,164
Other assets less liabilities	1.0	8,633,564

NET ASSETS	100.0%	$828,590,728

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

334

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$819,957,164	$—	$—	$819,957,164

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

335

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Web Portals/ISP	7.1%
Diversified Banking Institutions	6.4
Medical-Drugs	5.9
Applications Software	5.4
Finance-Credit Card	4.2
Retail-Discount	4.1
Real Estate Investment Trusts	3.7
Diagnostic Equipment	3.5
Data Processing/Management	2.5
Beverages-Wine/Spirits	2.4
Cable/Satellite TV	2.4
Computers	2.4
Computer Services	2.3
Internet Content-Entertainment	2.2
Instruments-Controls	2.0
Medical Instruments	2.0
Medical-Biomedical/Gene	1.9
Electronic Forms	1.8
Electronic Components-Semiconductors	1.6
Finance-Other Services	1.6
Drug Delivery Systems	1.6
Cosmetics & Toiletries	1.5
Retail-Building Products	1.5
Medical Labs & Testing Services	1.5
Textile-Apparel	1.5
Entertainment Software	1.5
Chemicals-Diversified	1.4
Transport-Rail	1.2
Retail-Gardening Products	1.2
Enterprise Software/Service	1.2
Containers-Metal/Glass	1.1
Food-Dairy Products	1.1
Coatings/Paint	1.1
Banks-Commercial	1.1
Electronic Connectors	1.0
Semiconductor Components-Integrated Circuits	1.0
Athletic Footwear	1.0
Insurance-Multi-line	0.9
Electric Products-Misc.	0.9
Building Products-Air & Heating	0.9
Private Equity	0.9
Pharmacy Services	0.8
Aerospace/Defense	0.8
Electronic Measurement Instruments	0.8
Consumer Products-Misc.	0.8
Oil Companies-Exploration & Production	0.7
Retail-Restaurants	0.7
Finance-Investment Banker/Broker	0.7
Food-Confectionery	0.7
Semiconductor Equipment	0.6
Electric-Integrated	0.6
Building Products-Wood	0.5
Aerospace/Defense-Equipment	0.4
Pipelines	0.3
Transport-Truck	0.3

99.2%

*	Calculated as a percentage of net assets

336

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.2%
Aerospace/Defense — 0.8%
Raytheon Technologies Corp.	112,657	$9,795,526

Aerospace/Defense-Equipment — 0.4%
Howmet Aerospace, Inc.†	139,171	4,567,592

Applications Software — 5.4%
Microsoft Corp.	237,940	67,791,485

Athletic Footwear — 1.0%
NIKE, Inc., Class B	75,556	12,656,386

Banks-Commercial — 1.1%
Truist Financial Corp.	241,863	13,164,603

Beverages-Wine/Spirits — 2.4%
Diageo PLC	327,314	16,238,301
Pernod Ricard SA	63,528	14,021,393

		30,259,694

Building Products-Air & Heating — 0.9%
Johnson Controls International PLC	159,825	11,414,702

Building Products-Wood — 0.5%
Masco Corp.	113,258	6,762,635

Cable/Satellite TV — 2.4%
Cable One, Inc.	3,678	6,944,027
Comcast Corp., Class A	395,587	23,272,383

		30,216,410

Chemicals-Diversified — 1.4%
DuPont de Nemours, Inc.	124,348	9,332,318
PPG Industries, Inc.	47,389	7,749,049

		17,081,367

Coatings/Paint — 1.1%
Sherwin-Williams Co.	45,822	13,335,577

Computer Services — 2.3%
Accenture PLC, Class A	49,681	15,782,660
Amdocs, Ltd.	173,295	13,362,778

		29,145,438

Computers — 2.4%
Apple, Inc.	201,777	29,431,193

Consumer Products-Misc. — 0.8%
Kimberly-Clark Corp.	71,293	9,675,886

Containers-Metal/Glass — 1.1%
Crown Holdings, Inc.	141,711	14,137,089

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	144,704	11,503,968
Estee Lauder Cos., Inc., Class A	22,822	7,618,668

		19,122,636

Data Processing/Management — 2.5%
Fidelity National Information Services, Inc.	144,684	21,565,150
Fiserv, Inc.†	84,076	9,677,989

		31,243,139

Diagnostic Equipment — 3.5%
Danaher Corp.	65,581	19,509,692
Thermo Fisher Scientific, Inc.	43,729	23,614,097

		43,123,789

Security Description	Shares	Value (Note 2)
Diversified Banking Institutions — 6.4%
Bank of America Corp.	709,664	$27,222,711
Goldman Sachs Group, Inc.	55,898	20,955,042
JPMorgan Chase & Co.	212,920	32,316,998

		80,494,751

Drug Delivery Systems — 1.6%
Becton Dickinson & Co.	79,422	20,312,177

Electric Products-Misc. — 0.9%
AMETEK, Inc.	82,487	11,469,817

Electric-Integrated — 0.6%
American Electric Power Co., Inc.	78,494	6,916,891

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	107,207	20,435,798

Electronic Connectors — 1.0%
TE Connectivity, Ltd.	88,227	13,010,836

Electronic Forms — 1.8%
Adobe, Inc.†	36,855	22,910,174

Electronic Measurement Instruments — 0.8%
Fortive Corp.	133,498	9,699,965

Enterprise Software/Service — 1.2%
salesforce.com, Inc.†	60,389	14,609,911

Entertainment Software — 1.5%
Electronic Arts, Inc.	126,001	18,139,104

Finance-Credit Card — 4.2%
Mastercard, Inc., Class A	62,089	23,962,628
Visa, Inc., Class A	114,725	28,267,093

		52,229,721

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	129,493	8,799,049

Finance-Other Services — 1.6%
Nasdaq, Inc.	109,364	20,421,540

Food-Confectionery — 0.7%
Mondelez International, Inc., Class A	139,028	8,794,911

Food-Dairy Products — 1.1%
Danone SA	185,934	13,686,662

Instruments-Controls — 2.0%
Honeywell International, Inc.	107,198	25,061,820

Insurance-Multi-line — 0.9%
Chubb, Ltd.	68,565	11,569,658

Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	76,167	27,138,302

Medical Instruments — 2.0%
Medtronic PLC	187,447	24,613,666

Medical Labs & Testing Services — 1.5%
ICON PLC†	75,669	18,407,998

Medical-Biomedical/Gene — 1.9%
Illumina, Inc.†	21,254	10,536,670
Vertex Pharmaceuticals, Inc.†	65,517	13,206,917

		23,743,587

Medical-Drugs — 5.9%
Eli Lilly & Co.	72,189	17,578,022
Johnson & Johnson	155,855	26,838,231
Merck & Co., Inc.	220,705	16,965,593
Zoetis, Inc.	61,872	12,541,454

		73,923,300

337

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 0.7%
ConocoPhillips	165,461	$9,275,744

Pharmacy Services — 0.8%
Cigna Corp.	43,601	10,005,994

Pipelines — 0.3%
Enterprise Products Partners LP	146,813	3,313,569

Private Equity — 0.9%
Blackstone Group, Inc., Class A	93,607	10,790,079

Real Estate Investment Trusts — 3.7%
American Tower Corp.	93,557	26,457,920
Equinix, Inc.	19,847	16,282,677
Rayonier, Inc.	94,630	3,568,497

		46,309,094

Retail-Building Products — 1.5%
Home Depot, Inc.	56,148	18,427,212

Retail-Discount — 4.1%
Costco Wholesale Corp.	32,566	13,994,262
Dollar General Corp.	62,168	14,462,763
Target Corp.	88,332	23,059,069

		51,516,094

Retail-Gardening Products — 1.2%
Tractor Supply Co.	80,966	14,649,178

Retail-Restaurants — 0.7%
Starbucks Corp.	74,264	9,017,878

Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	76,819	$12,861,037

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	54,736	7,659,208

Textile-Apparel — 1.5%
LVMH Moet Hennessy Louis Vuitton SE	22,755	18,209,882

Transport-Rail — 1.2%
Canadian National Railway Co.	143,273	15,563,746

Transport-Truck — 0.3%
Old Dominion Freight Line, Inc.	11,803	3,176,777

Web Portals/ISP — 7.1%
Alphabet, Inc., Class A†	24,293	65,458,217
Alphabet, Inc., Class C†	8,471	22,909,142

		88,367,359

TOTAL INVESTMENTS (cost $678,639,709)(1)	99.2%	1,238,457,636
Other assets less liabilities	0.8	9,456,133

NET ASSETS	100.0%	$1,247,913,769

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,176,301,398	$62,156,238**	$—	$1,238,457,636

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).

See Notes to Financial Statements

338

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	7.7%
Diversified Banking Institutions	7.7
Diversified Financial Services	5.4
Uniform Mtg. Backed Securities	4.0
Medical-Drugs	3.8
Electric-Integrated	3.3
United States Treasury Bonds	2.9
Cable/Satellite TV	2.4
Applications Software	2.4
Federal Home Loan Mtg. Corp.	2.3
Electronic Components-Semiconductors	2.2
Federal National Mtg. Assoc.	2.2
Government National Mtg. Assoc.	2.0
Insurance Brokers	2.0
Diversified Manufacturing Operations	2.0
Diagnostic Equipment	1.9
Medical Instruments	1.7
Finance-Investment Banker/Broker	1.4
Pharmacy Services	1.4
Banks-Commercial	1.4
Building Products-Air & Heating	1.4
Computer Services	1.3
Auto/Truck Parts & Equipment-Original	1.2
Food-Misc./Diversified	1.2
Banks-Super Regional	1.2
Data Processing/Management	1.1
Instruments-Controls	1.1
Chemicals-Diversified	1.1
Real Estate Investment Trusts	1.1
Tobacco	1.0
Cellular Telecom	1.0
Transport-Rail	1.0
Semiconductor Components-Integrated Circuits	1.0
Building Products-Wood	1.0
Medical Labs & Testing Services	1.0
Oil Companies-Exploration & Production	0.9
Insurance-Multi-line	0.9
Aerospace/Defense	0.8
Finance-Other Services	0.8
Aerospace/Defense-Equipment	0.8
Pipelines	0.6
Retail-Discount	0.6
Investment Management/Advisor Services	0.6
Commercial Services-Finance	0.6
Retail-Building Products	0.6
Medical-Wholesale Drug Distribution	0.6
Semiconductor Equipment	0.6
Brewery	0.6
Coatings/Paint	0.5
Insurance-Property/Casualty	0.5
Web Portals/ISP	0.5
Distribution/Wholesale	0.5
Oil Refining & Marketing	0.5
Machinery-Pumps	0.5
Building Products-Cement	0.4
Telephone-Integrated	0.4
Food-Confectionery	0.4
Beverages-Wine/Spirits	0.4
Enterprise Software/Service	0.4
Banks-Fiduciary	0.4
Drug Delivery Systems	0.4

Municipal Bonds & Notes	0.4%
Beverages-Non-alcoholic	0.4
Cosmetics & Toiletries	0.4
Agricultural Operations	0.4
Metal-Diversified	0.3
Auto-Cars/Light Trucks	0.3
Medical-Biomedical/Gene	0.3
Entertainment Software	0.3
Tools-Hand Held	0.3
Consumer Products-Misc.	0.3
Machinery-General Industrial	0.3
Medical-Hospitals	0.3
Diversified Minerals	0.2
Transport-Services	0.2
Finance-Leasing Companies	0.2
Broadcast Services/Program	0.2
E-Commerce/Services	0.2
Investment Companies	0.2
Oil Companies-Integrated	0.2
Auto-Heavy Duty Trucks	0.2
Retail-Restaurants	0.2
Hotels/Motels	0.2
Gas-Transportation	0.2
Gas-Distribution	0.1
Computers	0.1
Rental Auto/Equipment	0.1
Medical Products	0.1
Electric-Transmission	0.1
Multimedia	0.1
Banks-Money Center	0.1
Finance-Credit Card	0.1
Consulting Services	0.1
Advertising Agencies	0.1
Retail-Consumer Electronics	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Convenience Store	0.1
Machinery-Farming	0.1
Internet Content-Information/News	0.1
E-Commerce/Products	0.1

99.4%

*	Calculated as a percentage of net assets

339

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.5%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	7,081	$515,638

Aerospace/Defense — 0.7%
Lockheed Martin Corp.	4,774	1,774,353
Northrop Grumman Corp.	6,561	2,381,774

		4,156,127

Aerospace/Defense-Equipment — 0.7%
L3Harris Technologies, Inc.	16,242	3,682,711

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	33,434	1,996,678

Applications Software — 2.2%
Microsoft Corp.	43,294	12,334,894

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	13,048	1,082,854

Auto/Truck Parts & Equipment-Original — 0.7%
Aptiv PLC†	6,141	1,024,626
Lear Corp.	17,947	3,140,366

		4,164,992

Banks-Commercial — 1.2%
Truist Financial Corp.	124,577	6,780,726

Banks-Fiduciary — 0.3%
Northern Trust Corp.	16,578	1,870,827

Banks-Super Regional — 1.2%
PNC Financial Services Group, Inc.	20,330	3,708,395
US Bancorp	52,911	2,938,677

		6,647,072

Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	10,625	1,667,594

Beverages-Wine/Spirits — 0.3%
Diageo PLC	37,725	1,871,566

Brewery — 0.3%
Constellation Brands, Inc., Class A	6,796	1,524,615

Broadcast Services/Program — 0.2%
Discovery, Inc., Class C†	45,700	1,238,927

Building Products-Air & Heating — 1.3%
Johnson Controls International PLC	99,413	7,100,076

Building Products-Cement — 0.3%
Vulcan Materials Co.	10,461	1,882,875

Building Products-Wood — 0.8%
Masco Corp.	79,564	4,750,766

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	196,225	11,543,917

Cellular Telecom — 0.6%
T-Mobile US, Inc.†	24,167	3,480,531

Chemicals-Diversified — 1.1%
DuPont de Nemours, Inc.	29,318	2,200,316
PPG Industries, Inc.	24,111	3,942,631

		6,142,947

Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	79,549	2,394,425

Commercial Services-Finance — 0.3%
Equifax, Inc.	7,201	1,876,581

Security Description	Shares	Value (Note 2)
Computer Services — 1.3%
Accenture PLC, Class A	12,954	$4,115,227
Amdocs, Ltd.	28,379	2,188,305
Cognizant Technology Solutions Corp., Class A	16,889	1,241,848

		7,545,380

Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	12,430	1,687,000

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	25,432	2,021,844

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	19,351	2,884,267
Fiserv, Inc.†	24,883	2,864,282

		5,748,549

Diagnostic Equipment — 1.6%
Danaher Corp.	20,783	6,182,735
Thermo Fisher Scientific, Inc.	4,896	2,643,889

		8,826,624

Distribution/Wholesale — 0.5%
LKQ Corp.†	55,110	2,796,832

Diversified Banking Institutions — 5.9%
Bank of America Corp.	201,143	7,715,845
Goldman Sachs Group, Inc.	33,708	12,636,455
JPMorgan Chase & Co.	61,159	9,282,713
Morgan Stanley	41,317	3,965,606

		33,600,619

Diversified Manufacturing Operations — 2.0%
3M Co.	6,768	1,339,658
Eaton Corp. PLC	51,168	8,087,102
Trane Technologies PLC	8,231	1,675,914

		11,102,674

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	6,817	1,743,448

E-Commerce/Services — 0.1%
Booking Holdings, Inc.†	370	805,956

Electric-Integrated — 2.3%
Duke Energy Corp.	42,504	4,467,596
Exelon Corp.	47,461	2,221,175
PG&E Corp.†	187,132	1,644,890
Pinnacle West Capital Corp.	13,517	1,129,345
Southern Co.	54,367	3,472,420

		12,935,426

Electronic Components-Semiconductors — 1.7%
Intel Corp.	77,039	4,138,535
Samsung Electronics Co., Ltd. (Preference Shares)	23,173	1,454,634
Texas Instruments, Inc.	22,779	4,342,133

		9,935,302

Enterprise Software/Service — 0.4%
Oracle Corp.	26,651	2,322,368

Entertainment Software — 0.3%
Electronic Arts, Inc.	12,897	1,856,652

Finance-Investment Banker/Broker — 1.4%
Charles Schwab Corp.	121,032	8,224,124

340

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.7%
Cboe Global Markets, Inc.	16,518	$1,956,887
Nasdaq, Inc.	11,586	2,163,454

		4,120,341

Food-Confectionery — 0.4%
J.M. Smucker Co.	7,761	1,017,545
Mondelez International, Inc., Class A	22,460	1,420,819

		2,438,364

Food-Misc./Diversified — 1.1%
Danone SA	25,061	1,844,749
General Mills, Inc.	27,228	1,602,640
Nestle SA	22,635	2,868,161

		6,315,550

Instruments-Controls — 1.1%
Honeywell International, Inc.	26,773	6,259,260

Insurance Brokers — 1.8%
Aon PLC, Class A	19,382	5,039,901
Marsh & McLennan Cos., Inc.	12,751	1,877,202
Willis Towers Watson PLC	15,135	3,119,021

		10,036,124

Insurance-Multi-line — 0.9%
Chubb, Ltd.	29,499	4,977,661

Insurance-Property/Casualty — 0.5%
Travelers Cos., Inc.	20,095	2,992,547

Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	1,634	1,416,956
Invesco, Ltd.	65,550	1,598,109

		3,015,065

Machinery-General Industrial — 0.2%
Otis Worldwide Corp.	11,053	989,796

Machinery-Pumps — 0.5%
Ingersoll Rand, Inc.†	52,197	2,550,867

Medical Instruments — 1.1%
Medtronic PLC	47,137	6,189,559

Medical Labs & Testing Services — 0.9%
ICON PLC†	6,309	1,534,791
Quest Diagnostics, Inc.	24,349	3,452,688

		4,987,479

Medical-Biomedical/Gene — 0.3%
Vertex Pharmaceuticals, Inc.†	9,384	1,891,627

Medical-Drugs — 3.8%
Bayer AG	14,690	876,114
Johnson & Johnson	57,456	9,893,923
Merck & Co., Inc.	92,438	7,105,709
Organon & Co.†	30,324	879,699
Roche Holding AG	7,293	2,820,220

		21,575,665

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	16,502	3,363,603

Metal-Diversified — 0.2%
Rio Tinto PLC	14,426	1,229,427

Oil Companies-Exploration & Production — 0.9%
ConocoPhillips	29,133	1,633,196

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Hess Corp.	35,159	$2,687,554
Pioneer Natural Resources Co.	5,802	843,437

		5,164,187

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	13,799	924,119

Pharmacy Services — 1.4%
Cigna Corp.	34,296	7,870,589

Real Estate Investment Trusts — 0.4%
STORE Capital Corp.	54,746	1,981,258

Retail-Building Products — 0.5%
Home Depot, Inc.	9,408	3,087,612

Retail-Discount — 0.6%
Walmart, Inc.	25,412	3,622,481

Retail-Restaurants — 0.2%
Wendy’s Co.	44,839	1,040,713

Semiconductor Components-Integrated Circuits — 1.0%
NXP Semiconductors NV	13,038	2,690,913
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,290	2,949,825

		5,640,738

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	22,335	3,125,337

Tobacco — 1.0%
Philip Morris International, Inc.	59,466	5,951,952

Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	9,328	1,838,082

Transport-Rail — 1.0%
Union Pacific Corp.	26,467	5,789,921

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	6,788	1,298,952

Web Portals/ISP — 0.5%
Alphabet, Inc., Class A†	1,084	2,920,871

Total Common Stocks (cost $216,215,498)		333,049,884

CONVERTIBLE PREFERRED SECURITIES — 1.2%
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC Series A 5.50%	8,000	1,502,080

Cellular Telecom — 0.2%
2020 Cash Mandatory Exchangeable Trust 5.25%*	1,110	1,391,318

Diagnostic Equipment — 0.1%
Danaher Corp. 4.75%	263	524,093

Electric-Integrated — 0.3%
CenterPoint Energy, Inc.	32,905	1,549,497

Medical Instruments — 0.3%
Boston Scientific Corp 5.50%	14,114	1,734,046

Total Convertible Preferred Securities (cost $5,280,066)		6,701,034

341

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022*	$510,000	$540,090

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC 4.00% due 03/09/2026(1)	200,000	201,750
HSBC Holdings PLC 4.70% due 03/09/2031(1)	237,000	244,850

		446,600

Total Preferred Securities/Capital Securities (cost $960,635)		986,690

ASSET BACKED SECURITIES — 5.4%
Diversified Financial Services — 5.4%
Allegro CLO IV, Ltd. FRS Series 2016-1A, Class BR2 1.73% (3 ML+1.55%) due 01/15/2030*(2)	553,817	553,898
ALM VII, Ltd. FRS Series 2013-7R2A, Class A1B2 1.53% (3 ML+1.40%) due 10/15/2027*(2)	890,000	876,525
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	548,000	550,389
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class AS 1.56% (SOFR30A+1.51%) due 02/15/2035*	240,000	240,056
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class AS 1.29% (1 ML+1.20%) due 12/15/2035*	488,500	488,805
AREIT Trust FRS Series 2019-CRE3, Class AS 1.46% (SOFR30A+1.41%) due 09/14/2036*(3)	687,500	686,652
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	770,000	780,355
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class AS 1.46% (SOFR30A+1.41%) due 09/15/2036*(3)	706,171	705,750
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(3)	557,000	634,191
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.69% (1 ML+1.60%) due 12/28/2040*	146,873	159,202
BDS, Ltd. FRS Series 2019-FL4, Class A 1.19% (1 ML+1.10%) due 08/15/2036*	494,000	493,708
BPCRE Holder LLC FRS Series 2021-FL1, Class A 0.94% (1 ML+0.85%) due 02/15/2037*(3)	268,172	268,256

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
BSPRT Issuer, Ltd. FRS Series 2021-FL6, Class AS 1.39% (1 ML+1.30%) due 03/15/2036*	$1,118,500	$1,117,105
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	336,878	339,044
BXMT, Ltd. FRS Series 2021-FL4, Class AS 1.39% (1 ML+1.30%) due 05/15/2038*(3)	1,187,000	1,186,999
CHCP, Ltd. FRS Series 2021-FL1, Class AS 1.46% (SOFR30A+1.41%) due 02/15/2038*	509,000	509,478
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class A2R 1.87% (3 ML+1.70%) due 11/07/2030*(2)	795,089	794,691
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	821,121	900,286
Credit Acceptance Auto Loan Trust Series 2021-3A, Class B 1.38% due 07/15/2030*	258,000	258,559
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(3)	467,518	506,581
Cutwater, Ltd. FRS Series 2015-1A, Class AR 1.35% (3 ML+1.22%) due 01/15/2029*(2)	629,750	629,771
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 1.15% (3 ML+1.02%) due 04/15/2031*(2)	882,000	882,322
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 1.03% (3 ML+0.90%) due 04/15/2029*(2)	405,354	405,322
Exeter Automobile Receivables Trust Series 2020-1A, Class B 2.26% due 04/15/2024*	119,079	119,596
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	61,985	62,296
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(4)	30,798	32,650
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(3)	448,828	491,015
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	879,375	952,753
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	635,131	678,731
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	1,010,000	1,092,687

342

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
KREF, Ltd. FRS Series 2018-FL1, Class A 1.19% (1 ML+1.10%) due 06/15/2036*	$351,737	$351,848
Ladder Capital Commercial Mtg. Trust FRS Series 2021-FL2, Class B 2.00% (1 ML+1.90%) due 12/13/2038*	494,000	494,307
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class AS 1.84% (1 ML+1.75%) due 07/15/2036*	1,249,000	1,249,390
MF1 Multifamily Housing Mtg. Loan Trust FRS Series 2021-FL5, Class AS 1.36% (1 ML+1.20%) due 07/15/2036*(3)	1,229,000	1,229,000
MF1, Ltd. FRS Series 2019-FL2, Class A 1.26% (1 ML+1.13%) due 12/25/2034*(3)	167,880	167,985
MF1, Ltd. FRS Series 2020-FL4, Class A 1.86% (1 ML+1.70%) due 11/15/2035*	351,500	355,794
MidOcean Credit CLO II FRS Series 2013-2A, Class BR 1.85% (3 ML+1.65%) due 01/29/2030*(2)	895,236	894,787
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(3)	324,355	362,264
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(3)	294,880	327,146
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class ARR 1.30% (3 ML+1.16%) due 07/15/2034*(2)	385,000	385,134
PFP, Ltd. FRS Series 2021-7, Class AS 1.24% (1 ML+1.15%) due 04/14/2038*(3)	890,956	888,227
Ready Capital Mtg. Financing LLC FRS Series 2021-FL5, Class A 1.09% (1 ML+1.00%) due 04/25/2038*(3)	715,000	715,447
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 4.93% due 12/25/2035(4)	14,784	14,688
Santander Retail Auto Lease Trust Series 2020-A, Class B 1.88% due 03/20/2024*	339,000	345,605
TPG Real Estate Finance Issuer, Ltd. FRS Series 2021-FL4, Class A 1.29% (1 ML+1.20%) due 03/15/2038*	1,184,000	1,185,111

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	$502,983	$540,806
Verizon Owner Trust Series 2020-A, Class B 1.98% due 07/22/2024	540,000	554,801
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	94,601	94,804
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(3)	1,871,902	2,060,397
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(3)	893,749	974,945

Total Asset Backed Securities (cost $29,982,450)		30,590,159

U.S. CORPORATE BONDS & NOTES — 10.2%
Aerospace/Defense — 0.1%
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	322,000	373,247

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	455,000	482,767

Applications Software — 0.2%
Microsoft Corp. Senior Bonds 2.53% due 06/01/2050	421,000	420,309
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	320,000	320,771
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	100,000	108,256
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	160,000	185,822

		1,035,158

Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.25% due 03/27/2040	165,000	184,949

Auto-Cars/Light Trucks — 0.3%
General Motors Co. Senior Notes 6.75% due 04/01/2046	216,000	314,493
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	200,000	209,501
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	408,000	436,070
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	914,000	989,204

		1,949,268

343

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	$461,000	$514,761
Lear Corp. Senior Notes 4.25% due 05/15/2029	222,000	255,539

		770,300

Banks-Commercial — 0.1%
PNC Bank NA Sub. Notes 2.70% due 10/22/2029	250,000	267,970
Truist Bank Sub. Notes 2.25% due 03/11/2030	326,000	337,514

		605,484

Banks-Fiduciary — 0.1%
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	295,000	302,265
State Street Corp. Senior Notes 2.90% due 03/30/2026	86,000	92,184

		394,449

Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	76,000	83,614
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	155,000	176,982
PepsiCo, Inc. Senior Notes 3.50% due 03/19/2040	120,000	138,731

		399,327

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	626,000	1,044,229
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	491,000	544,193

		1,588,422

Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	684,000	737,046

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	278,411
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	47,000	48,549
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	166,000	185,130

Security Description	Principal Amount	Value (Note 2)
Building Products-Cement (continued)
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	$81,000	$90,207

		602,297

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 2.00% due 02/15/2031	894,000	884,614

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	447,000	455,801
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	414,000	469,856
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	90,000	111,243
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	224,000	300,822
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	203,000	201,054
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	283,000	274,335
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	428,000	655,413

		2,468,524

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.90% due 08/08/2029	191,000	203,150

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	401,000	410,010
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	477,000	583,519

		993,529

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	336,000	347,203
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	232,000	293,983

		641,186

344

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	$131,000	$141,253

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 1.20% due 03/01/2026	498,000	497,483

Computers — 0.1%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	210,000	252,080
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026	340,000	396,214

		648,294

Consulting Services — 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	453,000	523,358

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	147,000	154,424
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	307,000	377,916

		532,340

Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	277,322
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	510,000	562,746

		840,068

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	419,000	413,070
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	307,000	317,798
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	334,000	359,618
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	280,000	309,143
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	607,000	633,636
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	705,000	715,413
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	1,262,000	1,316,989

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030	$224,000	$236,139
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	117,000	124,367
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	607,000	645,109
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,051,000	1,172,480
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	227,000	266,947
Morgan Stanley Senior Notes 0.86% due 10/21/2025	108,000	108,064
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,283,000	1,351,074
Morgan Stanley Senior Notes 3.88% due 04/29/2024	311,000	338,040
Morgan Stanley Senior Notes 4.00% due 07/23/2025	228,000	253,762

		8,561,649

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 4.67% due 06/06/2047	374,000	474,886

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.50% due 06/03/2050	337,000	324,004

E-Commerce/Services — 0.1%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	303,000	365,153

Electric-Integrated — 0.6%
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050	55,000	68,675
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	75,000	79,874
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	344,000	369,532
Exelon Corp. Senior Notes 4.05% due 04/15/2030	406,000	468,763
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	227,000	227,923
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	30,000	33,564
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	195,000	203,834

345

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	$276,000	$308,517
Northern States Power Co. 1st Mtg. Bonds 2.60% due 06/01/2051	401,000	399,156
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	101,000	98,227
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	195,000	176,787
Pacific Gas and Electric Co. 1st Mtg. Bonds 3.00% due 06/15/2028	298,000	298,124
Xcel Energy, Inc. Senior Notes 3.40% due 06/01/2030	206,000	229,202
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	243,000	269,920

		3,232,098

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	458,000	581,341

Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	251,000	266,935
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	125,000	141,542
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	328,000	378,324
Intel Corp. Senior Notes 4.75% due 03/25/2050	453,000	605,217

		1,392,018

Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	359,000	402,349
The Western Union Co. Senior Notes 2.85% due 01/10/2025	121,000	128,336

		530,685

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	133,000	128,497
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	454,000	457,973

		586,470

Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	$93,000	$99,986
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	450,000	498,735

		598,721

Gas-Distribution — 0.1%
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	281,000	282,213
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	309,000	331,485
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	101,000	141,434

		755,132

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	2,000	2,046
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	393,000	434,414
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	420,000	486,448

		922,908

Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	840,000	952,850
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	174,000	227,029

		1,179,879

Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	191,000	212,574

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	230,000	260,306

Internet Brokers — 0.0%
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	202,000	235,253

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	451,000	588,635

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026	94,000	96,436

346

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Farming (continued)
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	$349,000	$377,447

		473,883

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	434,000	508,801
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 3.20% due 06/15/2025	169,000	180,249

		689,050

Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	207,501
Alcon Finance Corp. Company Guar. Notes 3.80% due 09/23/2049*	312,000	355,364
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030	336,000	353,254
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	497,000	554,656

		1,470,775

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	351,000	438,747

Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	556,000	604,476

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	152,000	172,740

Medical-Hospitals — 0.3%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	448,000	510,886
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	511,000	650,771
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	33,000	38,300
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	257,000	313,189

		1,513,146

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	359,000	361,726

Security Description	Principal Amount	Value (Note 2)
Metal-Diversified (continued)
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	$150,000	$155,036
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	268,000	284,211

		800,973

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	308,000	347,477
Walt Disney Co. Company Guar. Notes 3.60% due 01/13/2051	189,000	218,383

		565,860

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	210,000	202,177
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	255,000	292,668

		494,845

Oil Companies-Exploration & Production — 0.0%
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	76,000	86,761

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	229,000	275,052
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	722,000	713,594
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	109,000	135,655
Valero Energy Corp. Senior Notes 6.63% due 06/15/2037	450,000	623,799

		1,748,100

Pharmacy Services — 0.0%
Cigna Corp. Senior Notes 3.20% due 03/15/2040	116,000	123,567

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	389,000	429,093
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050	162,000	190,501
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	479,000	515,954
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	499,000	597,441

347

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	$399,000	$432,370
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	108,000	126,187
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	326,000	379,924
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	174,000	189,945

		2,861,415

Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	191,000	199,890
American Tower Corp. Senior Notes 3.10% due 06/15/2050	331,000	333,616
American Tower Corp. Senior Notes 3.60% due 01/15/2028	233,000	258,466
Boston Properties LP Senior Notes 2.55% due 04/01/2032	279,000	286,920
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	356,000	405,109
Brixmor Operating Partnership LP Senior Notes 4.13% due 05/15/2029	36,000	41,058
Crown Castle International Corp. Senior Notes 1.35% due 07/15/2025	147,000	148,657
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	544,000	606,343
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	382,000	389,514
Equinix, Inc. Senior Notes 2.63% due 11/18/2024	603,000	635,538
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	331,000	390,044
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	120,000	132,924

		3,828,079

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	399,000	605,404

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	233,000	282,757

Security Description	Principal Amount	Value (Note 2)
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	$424,000	$496,391

Retail-Major Department Stores — 0.0%
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	96,000	111,204

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.84% due 05/01/2025	120,000	131,287

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	448,000	472,083
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	400,000	412,396
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028	58,000	59,616
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	108,000	112,126
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	224,000	243,935
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	316,000	379,240
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	400,000	513,308

		2,192,704

Total U.S. Corporate Bonds & Notes (cost $52,514,686)		57,990,389

FOREIGN CORPORATE BONDS & NOTES — 2.4%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	224,000	247,266

Auto/Truck Parts & Equipment-Original — 0.1%
Magna International, Inc. Senior Notes 2.45% due 06/15/2030	467,000	483,972

Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 1.15% due 06/10/2025	582,000	587,279

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.38% due 10/24/2029	499,000	523,841

Commercial Services-Finance — 0.2%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	386,870
IHS Markit, Ltd. Senior Notes 3.63% due 05/01/2024	70,000	74,607

348

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance (continued)
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	$363,000	$403,837
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	168,000	196,056
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	117,000	130,748

		1,192,118

Diversified Banking Institutions — 0.2%
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*	250,000	260,847
UBS Group AG Senior Notes 2.10% due 02/11/2032*	807,000	801,182

		1,062,029

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	834,000	854,521
Anglo American Capital PLC Company Guar. Notes 5.63% due 04/01/2030*	422,000	521,696

		1,376,217

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	237,000	287,156

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028	570,000	625,275
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031*	470,000	486,706
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	403,000	425,065

		1,537,046

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	150,000	161,032
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	163,155
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.25% due 02/15/2027*	217,000	228,152
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	141,000	155,132

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies (continued)
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	$487,000	$536,642

		1,244,113

Gas-Transportation — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	714,000	786,856
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	55,000	62,982

		849,838

Insurance-Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	200,000	222,207

Internet Content-Information/News — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	367,000	368,733

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,141,524

Oil Companies-Integrated — 0.2%
Cenovus Energy, Inc. Senior Notes 5.38% due 07/15/2025	194,000	221,298
Eni SpA Senior Notes 4.75% due 09/12/2028*	418,000	496,500
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	365,000	380,707

		1,098,505

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 2.50% due 01/15/2025	204,000	214,786
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	575,000	569,325

		784,111

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	448,000	473,904

Soap & Cleaning Preparation — 0.0%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	219,000	230,972

Telephone-Integrated — 0.0%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	259,000	280,202

Total Foreign Corporate Bonds & Notes (cost $13,124,248)		13,991,033

349

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 10.5%
Federal Home Loan Mtg. Corp. — 2.3%
2.50% due 08/01/2040	$66,282	$69,836
3.00% due 01/01/2038	188,098	197,108
3.00% due 03/01/2043	170,866	183,202
3.00% due 04/01/2043	478,308	519,021
3.00% due 05/01/2043	417,051	453,465
3.00% due 05/01/2046	190,220	205,019
3.00% due 10/01/2046	382,817	411,937
3.00% due 11/01/2046	256,644	276,511
3.00% due 12/01/2046	45,167	47,871
3.00% due 03/01/2048	141,166	148,120
3.00% due 07/01/2050	21,264	22,860
3.50% due 11/01/2037	137,410	148,207
3.50% due 02/01/2042	162,072	177,264
3.50% due 04/01/2042	121,531	134,774
3.50% due 12/01/2042	284,987	313,161
3.50% due 04/01/2043	83,937	92,206
3.50% due 07/01/2043	13,250	14,414
3.50% due 08/01/2043	172,687	188,040
3.50% due 12/01/2045	136,996	147,448
3.50% due 12/01/2046	457,741	489,153
4.00% due 08/01/2037	33,260	36,059
4.00% due 11/01/2040	160,901	176,673
4.00% due 01/01/2041	347,933	382,008
4.00% due 04/01/2044	122,564	135,135
4.00% due 08/01/2047	206,670	222,162
4.50% due 08/01/2024	28,652	30,040
4.50% due 04/01/2035	11,248	12,397
4.50% due 07/01/2039	72,344	80,565
4.50% due 09/01/2039	32,476	36,167
4.50% due 10/01/2039	18,537	20,644
4.50% due 12/01/2039	27,658	30,802
4.50% due 05/01/2042	52,802	58,721
5.00% due 09/01/2033	46,262	52,688
5.00% due 03/01/2034	24,441	27,729
5.00% due 04/01/2034	8,488	9,668
5.00% due 08/01/2035	11,111	12,655
5.00% due 10/01/2035	32,268	36,739
5.00% due 11/01/2035	74,916	85,316
5.00% due 12/01/2036	13,783	15,688
5.00% due 07/01/2039	100,885	115,430
5.50% due 12/01/2033	47,831	55,701
5.50% due 01/01/2034	50,567	58,565
5.50% due 04/01/2034	5,370	5,996
5.50% due 11/01/2034	4,733	5,407
5.50% due 05/01/2035	8,423	9,409
5.50% due 09/01/2035	7,893	8,815
5.50% due 10/01/2035	6,669	7,461
6.00% due 10/01/2021	173	173
6.00% due 04/01/2034	22,797	25,734
6.00% due 07/01/2034	26,544	31,210
6.00% due 08/01/2034	67,951	80,466
6.00% due 09/01/2034	4,426	4,972
6.00% due 07/01/2035	15,484	18,404
6.00% due 08/01/2035	14,235	16,920
6.00% due 11/01/2035	15,638	18,588
6.00% due 03/01/2036	8,389	9,447
6.00% due 07/01/2036	6,489	7,299
6.00% due 10/01/2036	8,256	9,302
6.00% due 01/01/2037	18,395	21,789
6.00% due 05/01/2037	32,149	37,533
6.00% due 06/01/2037	11,262	13,084
6.50% due 05/01/2034	5,982	6,762

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
6.50% due 06/01/2034	$27,475	$31,321
6.50% due 08/01/2034	21,064	23,692
6.50% due 10/01/2034	14,468	16,573
6.50% due 11/01/2034	1,205	1,355
6.50% due 05/01/2037	9,306	10,466
6.50% due 07/01/2037	8,943	10,059
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K026, Class A2 2.51% due 11/25/2022(3)	308,000	315,679
Series K042, Class A2 2.67% due 12/25/2024(3)	320,000	340,289
Series K718, Class A2 2.79% due 01/25/2022(3)	268,024	270,012
Series K049, Class A2 3.01% due 07/25/2025(3)	83,000	89,887
Series K028, Class A2 3.11% due 02/25/2023(3)	439,000	455,896
Series K066, Class A2 3.12% due 06/25/2027(3)	220,000	244,726
Series K052, Class A2 3.15% due 11/25/2025(3)	198,000	216,233
Series K041, Class A2 3.17% due 10/25/2024(3)	267,000	287,601
Series K071, Class A2 3.29% due 11/25/2027(3)	494,000	556,841
Series K076, Class A2 3.90% due 04/25/2028(3)	330,000	385,583
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K070, Class XAM 0.24% due 12/25/2027(3)(4)(5)	1,984,000	33,910
Series K721, Class XAM 0.27% due 11/25/2024(3)(4)(5)	3,013,000	28,149
Series K072, Class XAM 0.29% due 12/25/2027(3)(4)(5)	2,208,000	41,294
Series K071, Class XAM 0.20% due 11/25/2027(3)(4)(5)	3,192,000	44,050
Series K070, Class X1 0.33% due 11/25/2027(3)(4)(5)	2,043,001	40,738
Series K729, Class X1 0.35% due 10/25/2024(3)(4)(5)	3,698,788	35,375
Series K072, Class X1 0.37% due 12/25/2027(3)(4)(5)	3,495,803	77,195
Series K069, Class XAM 0.28% due 09/25/2027(3)(4)(5)	2,042,000	38,096
Series K071, Class X1 0.29% due 11/25/2027(3)(4)(5)	2,263,253	38,203
Series K728, Class XAM 0.31% due 08/25/2024(3)(4)(5)	2,996,000	32,948
Series K154, Class X1 0.30% due 11/25/2032(3)(4)(5)	1,690,358	47,377
Series K068, Class XAM 0.33% due 08/25/2027(3)(4)(5)	1,898,000	40,671
Series K728, Class X1 0.40% due 08/25/2024(3)(4)(5)	5,390,644	54,376
Series K128, Class X1 0.53% due 03/25/2031(3)(4)(5)	908,212	41,006
Series K068, Class X1 0.43% due 08/25/2027(3)(4)(5)	1,307,834	32,103

350

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K067, Class X1 0.58% due 07/25/2027(3)(4)(5)	$2,352,707	$74,898
Series K727, Class XAM 0.63% due 07/25/2024(3)(4)(5)	2,786,000	41,658
Series K066, Class XAM 0.64% due 06/25/2027(3)(4)(5)	2,696,000	102,701
Series K727, Class X1 0.60% due 07/25/2024(3)(4)(5)	986,281	12,995
Series K128, Class XAM 0.74% due 03/25/2031(3)(4)(5)	386,416	25,938
Series K066, Class X1 0.75% due 06/25/2027(3)(4)(5)	904,622	35,895
Series K125, Class XAM 0.78% due 01/25/2031(3)(4)(5)	463,094	32,293
Series K726, Class X1 0.88% due 04/25/2024(3)(4)(5)	1,050,916	19,125
Series K124, Class XAM 0.94% due 01/25/2031(3)(4)(5)	313,326	25,730
Series K098, Class X1 1.14% due 08/25/2029(3)(4)(5)	1,035,293	85,424
Series K122, Class XAM 1.08% due 11/25/2030(3)(4)(5)	283,086	26,432
Series K097, Class X1 1.09% due 07/25/2029(3)(4)(5)	164,354	12,935
Series K129, Class XAM 1.22% due 05/25/2031(3)(4)(5)	173,114	19,093
Series K118, Class XAM 1.17% due 09/25/2030(3)(4)(5)	160,069	15,926
Series K114, Class XAM 1.34% due 06/25/2030(3)(4)(5)	272,251	30,039
Series -K116, Class XAM 1.60% due 08/25/2030(3)(4)(5)	246,234	32,826
Series K112, Class XAM 1.66% due 05/25/2030(3)(4)(5)	267,239	36,209
Series K111, Class XAM 1.80% due 05/25/2030(3)(4)(5)	678,770	98,985
Series K109, Class XAM 1.80% due 04/25/2030(3)(4)(5)	200,000	28,935
Series K110, Class XAM 1.87% due 04/25/2030(3)(4)(5)	547,569	82,405
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	35,000	36,639
Series K728, Class A2 3.06% due 08/25/2024(3)(4)	156,000	166,013
Series K069, Class A2 3.19% due 09/25/2027(3)(4)	148,000	165,859
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	507,000	528,705
Series K029, Class A2 3.32% due 02/25/2023(3)(4)	143,000	148,929
Series K035, Class A2 3.46% due 08/25/2023(3)(4)	339,000	358,242
Series K075, Class A2 3.65% due 02/25/2028(3)(4)	177,000	203,864
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. VRS Series K127, Class X1 0.42% due 01/25/2031(3)(4)(5)	1,121,344	31,064
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00% due 02/15/2033(5)(6)	99,369	7,586

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 4474, Class HJ 3.00% due 07/15/2039(6)	$34,382	$36,829
Series 4471, Class PI 4.50% due 12/15/2040(5)(6)	15,453	1,459
Series 3629, Class CZ 5.00% due 01/15/2040(6)	47,005	53,808
Series 3845, Class AI 5.50% due 02/15/2036(5)(6)	16,147	2,964
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(6)	123,132	129,300
Series 2019-4, Class MV 3.00% due 02/25/2059(6)	66,232	71,841
Series 2019-2, Class MA 3.50% due 08/25/2058(6)	6,897	7,298
Series 2019-2, Class MV 3.50% due 08/25/2058(6)	45,910	51,251
Series 2019-3, Class MA 3.50% due 10/25/2058(6)	81,804	86,431
Series 2019-3, Class MV 3.50% due 10/25/2058(6)	64,932	72,361

		13,152,529

Federal National Mtg. Assoc. — 2.2%
2.00% due 01/01/2051	42,828	43,839
2.00% due 02/01/2051	68,662	70,390
2.41% due 05/01/2023	92,512	94,928
2.50% due 11/01/2031	16,640	17,511
2.50% due 07/01/2040	50,701	53,656
2.50% due 02/01/2050	218,524	229,147
2.50% due 06/01/2050	33,385	35,412
2.50% due 07/01/2050	309,849	327,890
2.55% due 05/01/2023	84,577	86,941
2.70% due 07/01/2025	75,000	80,583
3.00% due 11/01/2028	52,079	55,191
3.00% due 12/01/2031	430,289	457,894
3.00% due 09/01/2032	266,908	282,368
3.00% due 03/01/2033	44,033	46,492
3.00% due 08/01/2033	13,921	14,681
3.00% due 07/01/2037	55,820	58,936
3.00% due 11/01/2037	97,850	102,808
3.00% due 09/01/2046	75,861	81,695
3.50% due 04/01/2038	96,970	103,222
3.50% due 11/01/2041	20,885	22,834
3.50% due 01/01/2042	226,911	248,490
3.50% due 01/01/2043	79,098	86,268
3.50% due 04/01/2043	261,123	283,974
3.50% due 05/01/2043	223,669	243,243
3.50% due 07/01/2043	322,029	349,090
3.50% due 08/01/2043	118,824	129,586
3.50% due 09/01/2043	466,502	507,115
3.50% due 02/01/2045	355,278	390,200
3.50% due 09/01/2045	312,856	337,674
3.50% due 10/01/2045	259,413	283,483
3.50% due 01/01/2046	88,450	96,708
3.50% due 05/01/2046	96,201	104,936
3.50% due 07/01/2046	353,828	386,011
4.00% due 09/01/2040	237,958	261,610
4.00% due 11/01/2040	71,308	78,271
4.00% due 12/01/2040	162,781	178,513
4.00% due 02/01/2041	80,180	87,884
4.00% due 06/01/2041	175,207	191,989
4.00% due 11/01/2041	69,123	76,172

351

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 01/01/2042	$424,932	$465,774
4.00% due 04/01/2042	61,907	67,838
4.00% due 10/01/2042	51,880	56,940
4.00% due 12/01/2042	60,813	67,073
4.00% due 01/01/2043	70,828	77,525
4.00% due 04/01/2043	13,076	14,263
4.00% due 05/01/2043	123,817	135,924
4.00% due 06/01/2043	77,351	84,761
4.00% due 07/01/2043	50,050	54,663
4.00% due 04/01/2044	41,426	45,460
4.00% due 05/01/2044	136,564	149,601
4.00% due 11/01/2044	50,410	55,042
4.00% due 06/01/2047	176,595	189,593
4.50% due 08/01/2033	50,458	55,545
4.50% due 03/01/2034	149,877	165,163
4.50% due 01/01/2040	36,653	40,767
4.50% due 02/01/2041	78,033	86,671
4.50% due 04/01/2041	135,774	151,558
4.50% due 01/01/2043	87,523	97,523
4.50% due 04/01/2044	523,520	581,893
4.50% due 06/01/2044	54,377	60,432
5.00% due 03/01/2026	48,466	54,426
5.00% due 11/01/2033	26,245	29,858
5.00% due 03/01/2034	20,937	23,780
5.00% due 05/01/2034	7,149	8,099
5.00% due 08/01/2034	7,844	8,916
5.00% due 09/01/2034	23,430	26,605
5.00% due 06/01/2035	33,451	38,049
5.00% due 07/01/2035	79,778	90,730
5.00% due 08/01/2035	16,477	18,759
5.00% due 09/01/2035	13,068	14,878
5.00% due 10/01/2035	59,017	67,185
5.00% due 10/01/2039	16,707	18,847
5.00% due 11/01/2039	36,164	41,217
5.00% due 11/01/2040	30,761	34,820
5.00% due 03/01/2041	18,626	21,238
5.50% due 05/01/2022	997	1,008
5.50% due 02/01/2033	8,713	9,786
5.50% due 06/01/2033	32,978	38,016
5.50% due 07/01/2033	104,512	120,709
5.50% due 11/01/2033	35,202	40,317
5.50% due 12/01/2033	6,700	7,480
5.50% due 01/01/2034	31,624	35,729
5.50% due 02/01/2034	50,921	58,430
5.50% due 03/01/2034	11,546	13,069
5.50% due 04/01/2034	12,381	13,815
5.50% due 05/01/2034	72,818	82,898
5.50% due 06/01/2034	8,682	9,902
5.50% due 07/01/2034	80,480	92,162
5.50% due 09/01/2034	102,667	115,855
5.50% due 10/01/2034	137,471	157,278
5.50% due 11/01/2034	131,461	150,141
5.50% due 12/01/2034	64,376	74,410
5.50% due 01/01/2035	119,332	138,337
5.50% due 04/01/2035	19,413	22,505
5.50% due 09/01/2035	74,452	86,331
5.50% due 06/01/2036	37,384	41,729
5.50% due 03/01/2037	9,871	11,079
6.00% due 04/01/2034	33,565	39,201
6.00% due 05/01/2034	30,186	33,891
6.00% due 06/01/2034	121,790	141,637
6.00% due 07/01/2034	45,405	52,844

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.00% due 08/01/2034	$21,251	$23,920
6.00% due 10/01/2034	53,268	61,786
6.00% due 11/01/2034	12,610	14,372
6.00% due 12/01/2034	3,691	4,146
6.00% due 08/01/2035	3,145	3,531
6.00% due 09/01/2035	23,771	27,768
6.00% due 10/01/2035	19,930	22,971
6.00% due 11/01/2035	4,725	5,308
6.00% due 12/01/2035	48,493	56,379
6.00% due 02/01/2036	48,397	54,540
6.00% due 03/01/2036	4,262	4,807
6.00% due 04/01/2036	13,935	16,333
6.00% due 06/01/2036	3,339	3,963
6.00% due 12/01/2036	8,115	9,262
6.00% due 07/01/2037	13,862	16,105
6.50% due 06/01/2031	12,589	14,565
6.50% due 09/01/2031	12,404	14,070
6.50% due 07/01/2032	35,215	41,628
6.50% due 08/01/2032	20,073	22,696
6.50% due 01/01/2033	18,015	20,684
6.50% due 04/01/2034	4,941	5,862
6.50% due 06/01/2034	5,965	6,871
6.50% due 05/01/2036	13,931	15,661
6.50% due 01/01/2037	6,639	7,464
6.50% due 02/01/2037	31,006	35,841
6.50% due 05/01/2037	16,735	19,133
6.50% due 07/01/2037	18,992	22,229
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00% due 10/25/2040(6)	15,964	16,101
Series 2015-61, Class PA 2.00% due 05/25/2044(6)	34,347	34,725
Series 2016-19, Class AD 2.00% due 04/25/2046(6)	51,322	53,113
Series 2013-1, Class YI 3.00% due 02/25/2033(5)(6)	66,105	6,461
Series 2010-43, Class AH 3.25% due 05/25/2040(6)	29,336	31,913
Series 2014-7, Class VA 3.50% due 05/25/2025(6)	93,554	94,202
Series 2010-113, Class GB 4.00% due 10/25/2040(6)	35,779	39,406
Series 2016-40, Class IQ 4.00% due 07/25/2046(5)(6)	76,836	14,311
Series 2005-18, Class EC 5.00% due 03/25/2025(6)	10,746	11,325
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.56% due 12/25/2026(3)(4)	293,562	317,150

		12,548,212

Government National Mtg. Assoc. — 2.0%
2.00% Sseptember 30 TBA	525,000	536,731
2.50% due 06/20/2051	922,048	958,521
2.50% due 07/20/2051	850,000	883,874
2.50% due 08/19/2051	325,000	337,810
2.50% due October 30 TBA	650,000	672,979
3.00% due 04/20/2045	86,194	90,929
3.00% due 04/20/2046	40,200	42,460
3.00% due 08/20/2046	42,939	45,346
3.00% due 09/20/2046	106,046	112,164
3.00% due 11/20/2047	502,126	529,473

352

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
3.00% due 01/20/2048	$775,252	$817,080
3.00% due 06/20/2051	298,846	314,166
3.00% due September 30 TBA	900,000	940,254
3.50% due 12/15/2041	147,064	163,376
3.50% due 02/15/2042	28,069	30,004
3.50% due 06/20/2043	194,467	209,405
3.50% due 07/20/2043	248,566	267,683
3.50% due 11/20/2047	164,145	174,096
3.50% due 03/20/2048	524,233	555,578
3.50% due August 30 TBA	1,125,000	1,181,382
4.00% due 01/20/2041	218,464	238,808
4.00% due 02/20/2041	54,741	59,898
4.00% due 04/20/2041	44,440	48,637
4.00% due 02/20/2042	59,378	65,363
4.00% due September 30 TBA	675,000	714,419
4.50% due 07/20/2033	3,361	3,706
4.50% due 09/20/2033	29,732	32,783
4.50% due 12/20/2034	9,626	10,615
4.50% due 11/15/2039	54,568	61,618
4.50% due 03/15/2040	82,198	93,560
4.50% due 04/15/2040	79,815	90,102
4.50% due 06/15/2040	25,302	28,556
4.50% due 01/20/2041	55,454	61,942
4.50% due 07/20/2049	152,542	162,137
5.00% due 07/20/2033	6,734	7,538
5.00% due 06/15/2034	31,505	36,293
5.00% due 10/15/2034	13,599	15,664
5.50% due 11/15/2032	34,846	39,021
5.50% due 05/15/2033	128,045	148,319
5.50% due 12/15/2033	35,183	41,046
5.50% due 10/15/2035	962	1,090
6.00% due 09/15/2032	39,500	46,707
6.00% due 04/15/2033	49,744	59,154
6.00% due 02/15/2034	79,351	92,099
6.00% due 07/15/2034	20,936	24,807
6.00% due 09/15/2034	12,144	13,618
6.00% due 01/20/2035	9,965	11,678
6.00% due 02/20/2035	13,060	15,308
6.00% due 04/20/2035	8,380	9,817
6.00% due 01/15/2038	41,020	48,494
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00% due 07/20/2041(6)	41,455	46,082
Series 2012-12, Class KN 4.50% due 09/20/2041(6)	27,481	30,134
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.56% due 02/16/2059(3)(4)(5)	672,600	29,072

		11,251,396

Small Business Administration — 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	2,531	2,614
Series 2004-20D, Class 1 4.77% due 04/01/2024	11,226	11,657
Series 2005-20C, Class 1 4.95% due 03/01/2025	37,699	39,361
Series 2004-20I, Class 1 4.99% due 09/01/2024	20,282	21,130
Series 2004-20E, Class 1 5.18% due 05/01/2024	14,597	15,349

Security Description	Principal Amount	Value (Note 2)
Small Business Administration (continued)
Series 2004-20F, Class 1 5.52% due 06/01/2024	$19,732	$20,685

		110,796

Uniform Mtg. Backed Securities — 4.0%
1.50% due September 15 TBA	375,000	381,575
1.50% due October 15 TBA	650,000	660,686
2.00% due August 15 TBA	850,000	881,975
2.00% due September 15 TBA	500,000	518,083
2.00% due September 30 TBA	4,750,000	4,831,826
2.00% due October 30 TBA	5,375,000	5,456,703
2.50% due August 15 TBA	600,000	628,574
2.50% due August 30 TBA	950,000	989,076
2.50% due September 15 TBA	1,175,000	1,229,660
2.50% due September 30 TBA	3,035,000	3,153,199
2.50% due October 30 TBA	1,150,000	1,192,278
3.00% due August 15 TBA	125,000	131,509
3.00% due September 30 TBA	2,750,000	2,876,113
4.00% due August 30 TBA	75,000	80,133

		23,011,390

Total U.S. Government Agencies (cost $58,275,988)		60,074,323

U.S. GOVERNMENT TREASURIES — 10.6%
United States Treasury Bonds — 2.9%
1.38% due 11/15/2040	2,000,000	1,857,187
2.38% due 11/15/2049	6,880,000	7,597,563
2.50% due 02/15/2045	4,616,000	5,163,429
2.88% due 05/15/2043	895,000	1,061,064
3.00% due 02/15/2048	798,500	984,744

		16,663,987

United States Treasury Notes — 7.7%
0.13% due 12/31/2022	6,000,000	6,000,234
0.38% due 11/30/2025	18,200,000	18,022,266
0.88% due 06/30/2026	900,000	907,945
1.38% due 01/31/2025	18,500,000	19,088,965

		44,019,410

Total U.S. Government Treasuries (cost $59,444,747)		60,683,397

MUNICIPAL BONDS & NOTES — 0.4%
Florida State Board of Administration Finance Corp Revenue Bonds Series A 2.15% due 07/01/2030	291,000	301,574
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	550,000	718,888
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	675,000	1,131,044

Total Municipal Bonds & Notes (cost $1,671,044)		2,151,506

TOTAL INVESTMENTS (cost $437,469,362)(7)	99.4%	566,218,415
Other assets less liabilities	0.6	3,375,964

NET ASSETS	100.0%	$569,594,379

353

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $38,949,880 representing 6.8% of net assets.
(1)	Perpetual maturity—maturity date reflects the next call date.
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Interest Only
(6)	Collateralized Mortgage Obligation
(7)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of July 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML — 1 Month USD LIBOR

3ML — 3 Month USD LIBOR

SOFR30A — Secured Overnight Financing Rate 30 day average

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$320,085,013	$12,964,871	**	$—	$333,049,884
Convertible Preferred Securities	5,309,716	1,391,318		—	6,701,034
Preferred Securities/Capital Securities	—	986,690		—	986,690
Asset Backed Securities	—	30,590,159		—	30,590,159
U.S. Corporate Bonds & Notes	—	57,990,389		—	57,990,389
Foreign Corporate Bonds & Notes	—	13,991,033		—	13,991,033
U.S. Government Agencies	—	60,074,323		—	60,074,323
U.S. Government Treasuries	—	60,683,397		—	60,683,397
Municipal Bonds & Notes	—	2,151,506		—	2,151,506

Total Investments at Value	$325,394,729	$240,823,686		$—	$566,218,415

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

354

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.5%
Repurchase Agreements	7.2
Banks-Commercial	5.7
Exchange-Traded Funds	3.5
Medical Products	2.0
Steel-Producers	1.7
Insurance-Property/Casualty	1.6
Building & Construction Products-Misc.	1.6
Electronic Components-Semiconductors	1.4
Auto/Truck Parts & Equipment-Original	1.3
Enterprise Software/Service	1.3
Medical-Biomedical/Gene	1.3
Electric-Integrated	1.2
Computer Services	1.2
Chemicals-Specialty	1.2
Apparel Manufacturers	1.1
Gas-Distribution	1.1
Energy-Alternate Sources	1.1
Transport-Truck	1.1
Distribution/Wholesale	1.1
Machinery-General Industrial	1.0
Medical Instruments	1.0
Electronic Components-Misc.	1.0
Retail-Restaurants	0.9
Investment Management/Advisor Services	0.9
Machinery-Pumps	0.9
Human Resources	0.9
Medical-Outpatient/Home Medical	0.9
Retail-Home Furnishings	0.9
Food-Misc./Diversified	0.8
Industrial Automated/Robotic	0.8
Diversified Manufacturing Operations	0.8
Machinery-Farming	0.8
Insurance-Reinsurance	0.8
Pipelines	0.8
Semiconductor Equipment	0.7
Data Processing/Management	0.7
Retail-Automobile	0.7
Diagnostic Equipment	0.7
Finance-Investment Banker/Broker	0.6
Building-Residential/Commercial	0.6
Applications Software	0.6
Commercial Services-Finance	0.6
Lighting Products & Systems	0.6
Footwear & Related Apparel	0.6
Medical-HMO	0.6
Recreational Vehicles	0.6
Computer Software	0.6
Containers-Paper/Plastic	0.6
Hotels/Motels	0.6
Oil Companies-Exploration & Production	0.5
Medical Labs & Testing Services	0.5
Multimedia	0.5
Lasers-System/Components	0.5
Building & Construction-Misc.	0.5
Medical-Hospitals	0.5
Electronic Parts Distribution	0.5
Insurance Brokers	0.5
Insurance-Multi-line	0.5
Insurance-Life/Health	0.5
Building Products-Cement	0.5

Retail-Discount	0.5%
Firearms & Ammunition	0.5
Savings & Loans/Thrifts	0.5
Finance-Consumer Loans	0.5
Machinery-Construction & Mining	0.4
Real Estate Management/Services	0.4
Machine Tools & Related Products	0.4
Building Products-Air & Heating	0.4
Engineering/R&D Services	0.4
Pastoral & Agricultural	0.4
Electronic Measurement Instruments	0.4
Hazardous Waste Disposal	0.4
Coatings/Paint	0.4
Home Furnishings	0.4
Retail-Apparel/Shoe	0.4
U.S. Government Treasuries	0.4
Water	0.4
Retail-Misc./Diversified	0.4
Funeral Services & Related Items	0.4
Publishing-Newspapers	0.4
Cable/Satellite TV	0.4
Medical-Drugs	0.4
Computer Aided Design	0.4
Resorts/Theme Parks	0.4
Telecom Equipment-Fiber Optics	0.3
Schools	0.3
Commercial Services	0.3
Therapeutics	0.3
Filtration/Separation Products	0.3
Physical Therapy/Rehabilitation Centers	0.3
Gold Mining	0.3
Consulting Services	0.3
Retail-Regional Department Stores	0.3
Computers-Integrated Systems	0.3
Building-Heavy Construction	0.3
Toys	0.3
Retail-Convenience Store	0.3
Environmental Consulting & Engineering	0.3
Athletic Equipment	0.3
Rental Auto/Equipment	0.3
Finance-Other Services	0.3
Garden Products	0.3
Instruments-Controls	0.3
Retail-Sporting Goods	0.3
Chemicals-Diversified	0.3
Batteries/Battery Systems	0.3
Brewery	0.3
Building-Mobile Home/Manufactured Housing	0.2
Electric Products-Misc.	0.2
Racetracks	0.2
Computers-Other	0.2
Health Care Cost Containment	0.2
Motorcycle/Motor Scooter	0.2
Optical Supplies	0.2
Tools-Hand Held	0.2
Machinery-Electrical	0.2
Retail-Petroleum Products	0.2
Food-Retail	0.2
Diagnostic Kits	0.2
Consumer Products-Misc.	0.2
Metal Processors & Fabrication	0.2

355

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Steel Pipe & Tube	0.2%
Satellite Telecom	0.2
Electric-Distribution	0.2
Poultry	0.2
Containers-Metal/Glass	0.2
Semiconductor Components-Integrated Circuits	0.2
Financial Guarantee Insurance	0.2
Airlines	0.2
Food-Baking	0.2
Finance-Credit Card	0.2
Casino Hotels	0.2
Aerospace/Defense-Equipment	0.2
Oil Refining & Marketing	0.2
Rubber-Tires	0.2
Oil-Field Services	0.2
Retail-Catalog Shopping	0.2
Transport-Services	0.2
Disposable Medical Products	0.2
Office Automation & Equipment	0.1
Security Services	0.1
E-Commerce/Services	0.1
Electronics-Military	0.1
Golf	0.1
Retail-Major Department Stores	0.1
Casino Services	0.1
Transport-Marine	0.1
Computer Data Security	0.1
Wireless Equipment	0.1
Transport-Equipment & Leasing	0.1
Retail-Pawn Shops	0.1
Oil Companies-Integrated	0.1
Dental Supplies & Equipment	0.1
Multilevel Direct Selling	0.1
Internet Content-Information/News	0.1
Cosmetics & Toiletries	0.1
Quarrying	0.1
Metal Products-Distribution	0.1
Television	0.1
Telephone-Integrated	0.1
Wire & Cable Products	0.1
Food-Catering	0.1
Theaters	0.1

100.0%

*	Calculated as a percentage of net assets

356

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 88.9%
Aerospace/Defense-Equipment — 0.2%
Hexcel Corp.†	13,962	$759,812

Airlines — 0.2%
JetBlue Airways Corp.†	52,772	780,498

Apparel Manufacturers — 1.1%
Capri Holdings, Ltd.†	25,221	1,420,195
Carter’s, Inc.	7,326	716,043
Columbia Sportswear Co.	5,095	507,564
Deckers Outdoor Corp.†	4,635	1,904,290
Urban Outfitters, Inc.†	11,458	426,008

		4,974,100

Applications Software — 0.6%
CDK Global, Inc.	20,295	973,957
Cerence, Inc.†	6,303	677,636
Concentrix Corp.†	6,940	1,136,286

		2,787,879

Athletic Equipment — 0.3%
YETI Holdings, Inc.†	12,504	1,204,510

Auto/Truck Parts & Equipment-Original — 1.3%
Adient PLC†	15,701	661,483
Dana, Inc.	24,190	584,430
Fox Factory Holding Corp.†	6,994	1,129,811
Gentex Corp.	40,256	1,369,912
Lear Corp.	9,121	1,595,993
Visteon Corp.†	4,660	531,473

		5,873,102

Banks-Commercial — 5.7%
Associated Banc-Corp	25,468	504,266
BancorpSouth Bank	16,081	414,890
Bank of Hawaii Corp.	6,732	563,536
Bank OZK	20,147	820,184
Cathay General Bancorp	12,481	472,655
CIT Group, Inc.	16,511	796,491
Commerce Bancshares, Inc.	17,555	1,241,665
Cullen/Frost Bankers, Inc.	9,426	1,011,598
East West Bancorp, Inc.	23,644	1,682,271
First Financial Bankshares, Inc.	23,714	1,158,192
First Horizon Corp.	92,061	1,422,342
FNB Corp.	53,230	610,016
Fulton Financial Corp.	27,101	415,187
Glacier Bancorp, Inc.	15,917	820,681
Hancock Whitney Corp.	14,467	632,353
Home BancShares, Inc.	25,275	535,325
International Bancshares Corp.	9,293	363,170
PacWest Bancorp	19,486	775,933
Pinnacle Financial Partners, Inc.	12,682	1,136,434
Prosperity Bancshares, Inc.	15,490	1,056,263
Signature Bank	9,604	2,179,820
Synovus Financial Corp.	24,766	1,012,929
Texas Capital Bancshares, Inc.†	8,430	530,921
Trustmark Corp.	10,567	317,221
UMB Financial Corp.	7,246	678,226
Umpqua Holdings Corp.	36,770	693,850
United Bankshares, Inc.	22,361	772,349
Valley National Bancorp	67,647	871,970
Webster Financial Corp.	15,070	724,867
Wintrust Financial Corp.	9,507	678,800

		24,894,405

Security Description	Shares	Value (Note 2)
Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	9,685	$415,002
EnerSys	7,139	704,334

		1,119,336

Brewery — 0.3%
Boston Beer Co., Inc., Class A†	1,550	1,100,500

Building & Construction Products-Misc. — 1.6%
Builders FirstSource, Inc.†	34,522	1,536,229
Louisiana-Pacific Corp.	17,042	944,808
Owens Corning	17,410	1,674,146
Simpson Manufacturing Co., Inc.	7,238	814,130
Trex Co., Inc.†	19,227	1,866,942

		6,836,255

Building & Construction-Misc. — 0.5%
EMCOR Group, Inc.	9,093	1,107,618
TopBuild Corp.†	5,510	1,116,822

		2,224,440

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	5,729	1,887,304

Building Products-Cement — 0.5%
Eagle Materials, Inc.	7,063	998,143
MDU Resources Group, Inc.	33,532	1,063,635

		2,061,778

Building-Heavy Construction — 0.3%
Arcosa, Inc.	1	55
Dycom Industries, Inc.†	5,130	356,022
MasTec, Inc.†	9,413	952,878

		1,308,955

Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	9,228	1,092,226

Building-Residential/Commercial — 0.6%
KB Home	14,811	628,579
Taylor Morrison Home Corp.†	21,492	576,416
Toll Brothers, Inc.	18,712	1,109,060
Tri Pointe Homes, Inc.†	19,737	476,056

		2,790,111

Cable/Satellite TV — 0.4%
Cable One, Inc.	905	1,708,631

Casino Hotels — 0.2%
Boyd Gaming Corp.†	13,450	766,650

Casino Services — 0.1%
Scientific Games Corp.†	9,448	583,036

Chemicals-Diversified — 0.3%
Olin Corp.	23,880	1,123,076

Chemicals-Specialty — 1.2%
Ashland Global Holdings, Inc.	9,106	774,647
Cabot Corp.	9,439	519,711
Chemours Co.	27,587	917,268
Ingevity Corp.†	6,671	566,635
Minerals Technologies, Inc.	5,622	450,997
NewMarket Corp.	1,220	385,410
Sensient Technologies Corp.	7,047	614,357
Valvoline, Inc.	30,179	925,892

		5,154,917

357

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Coatings/Paint — 0.4%
RPM International, Inc.	21,585	$1,869,045

Commercial Services — 0.3%
John Wiley & Sons, Inc., Class A	7,257	426,567
LiveRamp Holdings, Inc.†	11,402	456,194
Progyny, Inc.†	6,197	345,111
WW International, Inc.†	7,995	245,766

		1,473,638

Commercial Services-Finance — 0.6%
H&R Block, Inc.	30,238	742,343
Sabre Corp.†	53,243	627,735
WEX, Inc.†	7,457	1,414,816

		2,784,894

Computer Aided Design — 0.4%
Aspen Technology, Inc.†	11,336	1,658,003

Computer Data Security — 0.1%
Qualys, Inc.†	5,610	569,752

Computer Services — 1.2%
CACI International, Inc., Class A†	3,925	1,047,818
Genpact, Ltd.	29,034	1,446,184
KBR, Inc.	23,557	911,656
MAXIMUS, Inc.	10,245	911,805
Science Applications International Corp.	9,661	843,405

		5,160,868

Computer Software — 0.6%
Envestnet, Inc.†	9,070	682,336
J2 Global, Inc.†	7,072	999,061
Teradata Corp.†	18,266	907,090

		2,588,487

Computers-Integrated Systems — 0.3%
NCR Corp.†	21,816	968,630
NetScout Systems, Inc.†	12,292	353,518

		1,322,148

Computers-Other — 0.2%
Lumentum Holdings, Inc.†	12,650	1,062,474

Consulting Services — 0.3%
FTI Consulting, Inc.†	5,703	830,927
R1 RCM, Inc.†	23,036	493,201

		1,324,128

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	4,075	910,314

Containers-Metal/Glass — 0.2%
Greif, Inc., Class A	4,421	268,001
Silgan Holdings, Inc.	13,064	529,353

		797,354

Containers-Paper/Plastic — 0.6%
AptarGroup, Inc.	10,952	1,411,932
Sonoco Products Co.	16,769	1,069,694

		2,481,626

Cosmetics & Toiletries — 0.1%
Coty, Inc., Class A†	47,243	412,431

Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.7%
CommVault Systems, Inc.†	7,671	$579,851
Fair Isaac Corp.†	4,796	2,512,672

		3,092,523

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	14,495	451,229

Diagnostic Equipment — 0.7%
Neogen Corp.†	17,900	779,724
Repligen Corp.†	8,510	2,090,907

		2,870,631

Diagnostic Kits — 0.2%
Quidel Corp.†	6,453	912,906

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	3,289	668,621

Distribution/Wholesale — 1.1%
Avient Corp.	15,216	738,280
IAA, Inc.†	22,459	1,358,320
KAR Auction Services, Inc.†	20,793	342,669
Univar Solutions, Inc.†	28,264	693,599
Watsco, Inc.	5,485	1,549,183

		4,682,051

Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	8,699	1,759,286
ITT, Inc.	14,350	1,405,009
Trinity Industries, Inc.	13,485	365,578

		3,529,873

E-Commerce/Services — 0.1%
TripAdvisor, Inc.†	16,341	620,141

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	4,092	1,088,431

Electric-Integrated — 1.2%
ALLETE, Inc.	8,698	611,643
Black Hills Corp.	10,479	708,904
Hawaiian Electric Industries, Inc.	18,197	788,658
IDACORP, Inc.	8,419	887,784
NorthWestern Corp.	8,446	523,568
OGE Energy Corp.	33,362	1,125,967
PNM Resources, Inc.	14,306	691,409

		5,337,933

Electronic Components-Misc. — 1.2%
Hubbell, Inc.	9,053	1,814,765
Jabil, Inc.	22,319	1,328,873
nVent Electric PLC	27,946	883,373
SYNNEX Corp.	6,914	826,500
Vishay Intertechnology, Inc.	22,118	489,471

		5,342,982

Electronic Components-Semiconductors — 1.4%
Amkor Technology, Inc.	17,907	441,228
Cree, Inc.†	19,245	1,785,166
Lattice Semiconductor Corp.†	22,758	1,291,517
Semtech Corp.†	10,821	669,928
Silicon Laboratories, Inc.†	7,458	1,111,167
Synaptics, Inc.†	5,867	891,315

		6,190,321

358

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Measurement Instruments — 0.4%
National Instruments Corp.	21,934	$967,509
Vontier Corp.	28,133	910,102

		1,877,611

Electronic Parts Distribution — 0.5%
Arrow Electronics, Inc.†	12,361	1,465,644
Avnet, Inc.	16,583	685,209

		2,150,853

Electronics-Military — 0.1%
Mercury Systems, Inc.†	9,360	617,760

Energy-Alternate Sources — 1.1%
First Solar, Inc.†	14,175	1,219,617
SolarEdge Technologies, Inc.†	8,663	2,247,875
Sunrun, Inc.†	26,850	1,422,245

		4,889,737

Engineering/R&D Services — 0.4%
AECOM†	24,399	1,536,161
Fluor Corp.†	20,965	349,277

		1,885,438

Enterprise Software/Service — 1.3%
ACI Worldwide, Inc.†	19,689	675,333
Blackbaud, Inc.†	8,136	580,341
Ceridian HCM Holding, Inc.†	21,888	2,153,779
Manhattan Associates, Inc.†	10,603	1,692,557
SailPoint Technologies Holding, Inc.†	15,387	769,196

		5,871,206

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	9,027	1,205,285

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	21,020	1,391,314

Finance-Consumer Loans — 0.5%
LendingTree, Inc.†	1,841	359,400
Navient Corp.	29,919	611,245
SLM Corp.	53,811	1,013,261

		1,983,906

Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	8,287	772,763

Finance-Investment Banker/Broker — 0.6%
Evercore, Inc., Class A	6,825	902,265
Interactive Brokers Group, Inc., Class A	13,471	833,316
Jefferies Financial Group, Inc.	33,341	1,106,588

		2,842,169

Finance-Other Services — 0.3%
SEI Investments Co.	19,755	1,201,104

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.	56,552	782,680

Firearms & Ammunition — 0.5%
Axon Enterprise, Inc.†	10,781	2,005,482

Food-Baking — 0.2%
Flowers Foods, Inc.	32,816	773,145

Food-Catering — 0.1%
Healthcare Services Group, Inc.	12,453	325,023

Security Description	Shares	Value (Note 2)
Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	2,933	$100,866

Food-Misc./Diversified — 0.8%
Hain Celestial Group, Inc.†	13,628	543,894
Ingredion, Inc.	11,162	980,135
Lancaster Colony Corp.	3,259	644,858
Post Holdings, Inc.†	9,863	1,009,379
TreeHouse Foods, Inc.†	9,370	416,028

		3,594,294

Food-Retail — 0.2%
Grocery Outlet Holding Corp.†	14,515	480,737
Sprouts Farmers Market, Inc.†	19,688	483,931

		964,668

Footwear & Related Apparel — 0.6%
Crocs, Inc.†	10,872	1,476,526
Skechers U.S.A., Inc., Class A†	22,362	1,200,392

		2,676,918

Funeral Services & Related Items — 0.4%
Service Corp. International	28,023	1,751,157

Garden Products — 0.3%
Scotts Miracle-Gro Co.	6,777	1,199,258

Gas-Distribution — 1.1%
National Fuel Gas Co.	15,195	781,479
New Jersey Resources Corp.	16,056	618,477
ONE Gas, Inc.	8,874	654,724
Southwest Gas Holdings, Inc.	9,667	676,013
Spire, Inc.	8,613	611,093
UGI Corp.	34,783	1,599,670

		4,941,456

Gold Mining — 0.3%
Royal Gold, Inc.	10,934	1,328,700

Golf — 0.1%
Callaway Golf Co.†	19,390	614,275

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	8,367	794,865
Stericycle, Inc.†	15,293	1,078,921

		1,873,786

Health Care Cost Containment — 0.2%
HealthEquity, Inc.†	13,896	1,028,026

Home Furnishings — 0.4%
Herman Miller, Inc.	12,293	530,443
Tempur Sealy International, Inc.	30,527	1,320,903

		1,851,346

Hotels/Motels — 0.6%
Choice Hotels International, Inc.	4,815	577,319
Travel & Leisure Co.	14,364	744,055
Wyndham Hotels & Resorts, Inc.	15,566	1,121,686

		2,443,060

Human Resources — 0.9%
ASGN, Inc.†	8,867	896,719
Insperity, Inc.	5,995	593,805
ManpowerGroup, Inc.	9,088	1,077,655
Paylocity Holding Corp.†	6,265	1,299,737

		3,867,916

359

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.8%
Cognex Corp.	29,434	$2,661,128
Colfax Corp.†	19,661	902,047

		3,563,175

Instruments-Controls — 0.3%
Woodward, Inc.	9,772	1,187,884

Insurance Brokers — 0.5%
Brown & Brown, Inc.	38,989	2,121,002

Insurance-Life/Health — 0.5%
Brighthouse Financial, Inc.†	14,299	615,715
CNO Financial Group, Inc.	21,928	500,836
Primerica, Inc.	6,573	961,104

		2,077,655

Insurance-Multi-line — 0.5%
American Financial Group, Inc.	11,488	1,453,117
Kemper Corp.	10,115	667,691

		2,120,808

Insurance-Property/Casualty — 1.6%
Alleghany Corp.†	2,321	1,539,055
First American Financial Corp.	18,290	1,231,100
Hanover Insurance Group, Inc.	5,983	813,090
Kinsale Capital Group, Inc.	3,574	638,477
Mercury General Corp.	4,430	269,477
Old Republic International Corp.	47,236	1,164,840
RLI Corp.	6,630	718,559
Selective Insurance Group, Inc.	10,004	813,825

		7,188,423

Insurance-Reinsurance — 0.8%
Essent Group, Ltd.	18,808	849,557
Reinsurance Group of America, Inc.	11,331	1,248,450
RenaissanceRe Holdings, Ltd.	8,273	1,263,204

		3,361,211

Internet Content-Information/News — 0.1%
Yelp, Inc.†	11,671	436,495

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.	6,939	1,099,415
Federated Hermes, Inc.	15,592	505,805
Janus Henderson Group PLC	28,437	1,189,804
Stifel Financial Corp.	17,515	1,165,448

		3,960,472

Lasers-System/Components — 0.5%
Coherent, Inc.†	4,088	1,005,403
II-VI, Inc.†	17,480	1,220,279

		2,225,682

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	5,951	1,043,686
Universal Display Corp.	7,149	1,676,369

		2,720,055

Machine Tools & Related Products — 0.4%
Kennametal, Inc.	13,933	505,071
Lincoln Electric Holdings, Inc.	9,923	1,383,564

		1,888,635

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	11,436	1,367,174

Security Description	Shares	Value (Note 2)
Machinery-Construction & Mining (continued)
Terex Corp.	11,633	$557,453

		1,924,627

Machinery-Electrical — 0.2%
Regal Beloit Corp.	6,772	997,042

Machinery-Farming — 0.8%
AGCO Corp.	10,298	1,360,469
Toro Co.	17,844	2,029,576

		3,390,045

Machinery-General Industrial — 1.0%
Crane Co.	8,275	804,578
Middleby Corp.†	9,272	1,775,495
Nordson Corp.	9,007	2,036,753

		4,616,826

Machinery-Pumps — 0.9%
Curtiss-Wright Corp.	6,823	807,161
Flowserve Corp.	21,719	914,153
Graco, Inc.	28,239	2,204,901

		3,926,215

Medical Instruments — 1.0%
Bio-Techne Corp.	6,482	3,125,880
Integra LifeSciences Holdings Corp.†	11,837	856,880
NuVasive, Inc.†	8,608	550,482

		4,533,242

Medical Labs & Testing Services — 0.5%
Medpace Holdings, Inc.†	4,616	812,139
Syneos Health, Inc.†	16,876	1,513,271

		2,325,410

Medical Products — 2.0%
Envista Holdings Corp.†	26,796	1,154,372
Globus Medical, Inc., Class A†	12,933	1,075,637
Haemonetics Corp.†	8,492	516,229
Hill-Rom Holdings, Inc.	11,078	1,533,860
LivaNova PLC†	8,143	702,741
Masimo Corp.†	8,433	2,297,065
Penumbra, Inc.†	5,655	1,505,530

		8,785,434

Medical-Biomedical/Gene — 1.3%
Arrowhead Pharmaceuticals, Inc.†	17,347	1,201,974
Emergent BioSolutions, Inc.†	7,591	500,247
Exelixis, Inc.†	52,231	880,092
Halozyme Therapeutics, Inc.†	22,307	921,948
Ligand Pharmaceuticals, Inc.†	2,775	314,990
Nektar Therapeutics†	30,385	479,779
United Therapeutics Corp.†	7,466	1,358,290

		5,657,320

Medical-Drugs — 0.4%
Jazz Pharmaceuticals PLC†	10,016	1,697,912

Medical-HMO — 0.6%
Molina Healthcare, Inc.†	9,733	2,657,206

Medical-Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	14,956	923,084
Tenet Healthcare Corp.†	17,798	1,278,609

		2,201,693

360

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Outpatient/Home Medical — 0.9%
Amedisys, Inc.†	5,429	$1,414,906
Chemed Corp.	2,658	1,265,261
LHC Group, Inc.†	5,278	1,135,720

		3,815,887

Metal Processors & Fabrication — 0.2%
Timken Co.	11,397	906,062

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	5,829	372,881

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	25,611	1,014,708

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	8,340	447,775

Multimedia — 0.5%
FactSet Research Systems, Inc.	6,309	2,254,080

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	26,872	648,421

Oil Companies-Exploration & Production — 0.5%
Cimarex Energy Co.	17,137	1,117,332
CNX Resources Corp.†	36,711	444,203
EQT Corp.†	46,517	855,448

		2,416,983

Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	24,189	525,143

Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	24,908	732,295

Oil-Field Services — 0.2%
ChampionX Corp.†	31,207	725,251

Optical Supplies — 0.2%
STAAR Surgical Co.†	7,816	999,823

Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	27,195	1,878,359

Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.	16,590	1,381,118

Pipelines — 0.8%
Antero Midstream Corp.	47,735	453,482
DT Midstream, Inc.†	16,144	684,506
Equitrans Midstream Corp.	67,757	556,963
Targa Resources Corp.	38,109	1,604,770

		3,299,721

Poultry — 0.2%
Pilgrim’s Pride Corp.†	8,122	179,902
Sanderson Farms, Inc.	3,312	618,814

		798,716

Publishing-Newspapers — 0.4%
New York Times Co., Class A	24,206	1,059,739
TEGNA, Inc.	36,795	652,007

		1,711,746

Quarrying — 0.1%
Compass Minerals International, Inc.	5,667	388,530

Racetracks — 0.2%
Churchill Downs, Inc.	5,778	1,073,552

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 8.5%
American Campus Communities, Inc.	22,977	$1,155,973
Apartment Income REIT Corp.	26,137	1,375,852
Brixmor Property Group, Inc.	49,492	1,139,306
Camden Property Trust	16,280	2,432,069
CoreSite Realty Corp.	7,164	990,136
Corporate Office Properties Trust	18,721	551,146
Cousins Properties, Inc.	24,775	984,063
CyrusOne, Inc.	20,422	1,455,476
Douglas Emmett, Inc.	27,490	918,166
EastGroup Properties, Inc.	6,670	1,175,387
EPR Properties	12,461	626,788
First Industrial Realty Trust, Inc.	21,521	1,178,920
Healthcare Realty Trust, Inc.	23,610	752,687
Highwoods Properties, Inc.	17,342	827,040
Hudson Pacific Properties, Inc.	25,158	685,807
JBG SMITH Properties	18,410	600,718
Kilroy Realty Corp.	17,661	1,223,378
Lamar Advertising Co., Class A	14,448	1,540,157
Life Storage, Inc.	12,809	1,503,264
Macerich Co.	27,880	454,444
Medical Properties Trust, Inc.	98,032	2,061,613
National Retail Properties, Inc.	29,263	1,430,083
National Storage Affiliates Trust	12,953	701,664
Omega Healthcare Investors, Inc.	39,226	1,423,119
Park Hotels & Resorts, Inc.†	39,415	729,178
Pebblebrook Hotel Trust	21,897	492,464
Physicians Realty Trust	35,911	680,514
PotlatchDeltic Corp.	11,174	580,378
PS Business Parks, Inc.	3,349	514,641
Rayonier, Inc.	23,171	873,778
Rexford Industrial Realty, Inc.	22,343	1,374,541
Sabra Health Care REIT, Inc.	35,988	669,017
SL Green Realty Corp.	11,559	860,683
Spirit Realty Capital, Inc.	19,160	962,215
STORE Capital Corp.	40,574	1,468,373
Urban Edge Properties	18,334	348,346
Weingarten Realty Investors	19,995	643,639

		37,385,023

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.†	8,551	1,903,196

Recreational Vehicles — 0.6%
Brunswick Corp.	12,983	1,355,425
Polaris, Inc.	9,594	1,257,486

		2,612,911

Rental Auto/Equipment — 0.3%
Avis Budget Group, Inc.†	8,616	713,147
PROG Holdings, Inc.	11,225	491,318

		1,204,465

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.†	7,116	1,048,685
Six Flags Entertainment Corp.†	12,666	526,272

		1,574,957

Retail-Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.	25,157	867,162
Foot Locker, Inc.	17,213	982,174

		1,849,336

361

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Automobile — 0.7%
AutoNation, Inc.†	8,987	$1,090,393
Lithia Motors, Inc.	4,959	1,870,634

		2,961,027

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	7,832	698,379

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	6,158	1,217,498

Retail-Discount — 0.5%
BJ’s Wholesale Club Holdings, Inc.†	22,855	1,157,377
Ollie’s Bargain Outlet Holdings, Inc.†	9,466	881,285

		2,038,662

Retail-Home Furnishings — 0.9%
RH†	2,804	1,862,081
Williams-Sonoma, Inc.	12,699	1,926,438

		3,788,519

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.†	18,143	600,533

Retail-Misc./Diversified — 0.4%
Five Below, Inc.†	9,332	1,814,327

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	6,838	541,570

Retail-Petroleum Products — 0.2%
Murphy USA, Inc.	4,173	615,559
World Fuel Services Corp.	10,539	363,174

		978,733

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.	26,039	1,322,781

Retail-Restaurants — 0.9%
Cracker Barrel Old Country Store, Inc.	3,954	538,456
Jack in the Box, Inc.	3,705	403,326
Papa John’s International, Inc.	5,513	629,144
Texas Roadhouse, Inc.	10,926	1,007,049
Wendy’s Co.	29,514	685,020
Wingstop, Inc.	4,956	849,012

		4,112,007

Retail-Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.	10,922	1,137,417

Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.†	46,507	730,625

Satellite Telecom — 0.2%
Iridium Communications, Inc.†	19,577	826,737

Savings & Loans/Thrifts — 0.5%
New York Community Bancorp, Inc.	77,510	913,068
Sterling Bancorp	32,099	696,869
Washington Federal, Inc.	12,067	389,402

		1,999,339

Schools — 0.3%
Graham Holdings Co., Class B	673	447,316
Grand Canyon Education, Inc.†	7,724	713,466
Strategic Education, Inc.	4,108	325,723

		1,486,505

Security Description	Shares	Value (Note 2)
Security Services — 0.1%
Brink’s Co.	8,292	$638,152

Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	9,587	791,790

Semiconductor Equipment — 0.7%
Brooks Automation, Inc.	12,383	1,102,211
CMC Materials, Inc.	4,876	705,265
MKS Instruments, Inc.	9,226	1,443,315

		3,250,791

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	3,541	839,040

Steel-Producers — 1.7%
Cleveland-Cliffs, Inc.†	76,574	1,914,350
Commercial Metals Co.	20,085	658,788
Reliance Steel & Aluminum Co.	10,618	1,668,619
Steel Dynamics, Inc.	33,443	2,155,401
United States Steel Corp.	44,943	1,190,091

		7,587,249

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	25,827	1,501,582

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	16,599	370,988

Television — 0.1%
World Wrestling Entertainment, Inc., Class A	7,544	372,523

Theaters — 0.1%
Cinemark Holdings, Inc.†	18,130	281,559

Therapeutics — 0.3%
Neurocrine Biosciences, Inc.†	15,757	1,468,710

Tools-Hand Held — 0.2%
MSA Safety, Inc.	6,071	998,558

Toys — 0.3%
Mattel, Inc.†	58,129	1,262,562

Transport-Equipment & Leasing — 0.1%
GATX Corp.	5,900	544,275

Transport-Marine — 0.1%
Kirby Corp.†	10,017	580,084

Transport-Services — 0.2%
Ryder System, Inc.	8,978	683,675

Transport-Truck — 1.1%
Knight-Swift Transportation Holdings, Inc.	20,413	1,014,322
Landstar System, Inc.	6,401	1,004,957
Werner Enterprises, Inc.	9,508	434,611
XPO Logistics, Inc.†	16,943	2,349,824

		4,803,714

Water — 0.4%
Essential Utilities, Inc.	37,255	1,829,966

Wire & Cable Products — 0.1%
Belden, Inc.	7,456	365,344

Wireless Equipment — 0.1%
ViaSat, Inc.†	11,343	563,067

Total Common Stocks (cost $293,487,352)		391,519,223

362

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 3.5%
SPDR S&P MidCap 400 Trust ETF Trust (cost $14,903,178)	31,500	$15,510,600

Total Long-Term Investment Securities (cost $308,390,530)		407,029,823

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.04% due 04/21/2022(1)	160,000	159,945
0.04% due 05/19/2022(1)	765,000	764,630
0.07% due 06/16/2022(1)	920,000	919,492

Total Short-Term Investment Securities (cost $1,844,136)		1,844,067

REPURCHASE AGREEMENTS — 7.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 07/30/2021, to be repurchased 08/02/2021 in the amount of $31,441,000 and collateralized by $21,392,000 of United States Treasury Inflation Index Bonds, bearing interest at 1.00% due 02/15/2049 and having an approximate value of $32,069,887 (cost $31,441,000)	31,441,000	31,441,000

TOTAL INVESTMENTS (cost $341,675,666)(2)	100.0%	440,314,890
Other assets less liabilities	0.0	89,198

NET ASSETS	100.0%	$440,404,088

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

120	Long	S&P 400 E-Mini Index	September 2021	$32,640,299	$32,384,400	$(255,899)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$391,519,223	$—	$—	$391,519,223
Exchanged-Traded Funds	15,510,600	—	—	15,510,600
Short-Term Investment Securities	—	1,844,067	—	1,844,067
Repurchase Agreements	—	31,441,000	—	31,441,000

Total Investments at Value	$407,029,823	$33,285,067	$—	$440,314,890

LIABILITIES:
Other Financial Instruments:†
Futures Contracts .	$255,899	$—	$—	$255,899

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

363

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Medical-Drugs	12.6%
Insurance-Life/Health	8.4
Enterprise Software/Service	6.6
Soap & Cleaning Preparation	6.3
Tobacco	4.0
Brewery	3.7
Commercial Services	3.1
Cosmetics & Toiletries	3.0
Banks-Commercial	3.0
Transport-Services	2.9
Dialysis Centers	2.8
Industrial Automated/Robotic	2.6
Beverages-Wine/Spirits	2.6
Retail-Apparel/Shoe	2.4
Textile-Apparel	2.4
Gold Mining	2.4
Electronic Components-Semiconductors	2.3
Semiconductor Components-Integrated Circuits	2.1
Internet Content-Information/News	2.0
Aerospace/Defense-Equipment	1.9
Food-Misc./Diversified	1.7
Machinery-General Industrial	1.7
Electronics-Military	1.7
Finance-Other Services	1.5
Athletic Footwear	1.5
Electronic Components-Misc.	1.4
Oil Refining & Marketing	1.1
Fisheries	1.1
Diversified Minerals	1.1
Commercial Services-Finance	1.1
Metal-Diversified	1.0
Machinery-Construction & Mining	0.9
Diversified Banking Institutions	0.8
Auto/Truck Parts & Equipment-Original	0.7
Casino Services	0.7
Diagnostic Kits	0.6
Electric Products-Misc.	0.6
Investment Management/Advisor Services	0.5
Medical Instruments	0.5
Non-Ferrous Metals	0.4

97.7%

*	Calculated as a percentage of net assets

Country Allocation*

United Kingdom	20.5%
Germany	17.6
France	13.9
Japan	7.6
Canada	6.0
Switzerland	5.3
Singapore	3.0
Netherlands	2.8
South Korea	2.8
Cayman Islands	2.7
Sweden	2.6
Hong Kong	2.5
Italy	2.4
Taiwan	2.1
Jersey	1.6
Spain	1.4
Finland	1.1
Norway	1.1
Australia	0.7

97.7%

*	Calculated as a percentage of net assets

364

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.7%
Australia — 0.7%
Aristocrat Leisure, Ltd.	113,651	$3,486,753

Canada — 6.0%
Barrick Gold Corp.	551,507	12,006,196
Cameco Corp.	119,114	2,118,579
Constellation Software, Inc.	9,858	15,790,737

		29,915,512

Cayman Islands — 2.7%
Minth Group, Ltd.	826,000	3,495,311
Tencent Holdings, Ltd.	159,300	9,830,617

		13,325,928

Finland — 1.1%
Neste Oyj	90,325	5,557,700

France — 13.9%
AXA SA	275,080	7,120,305
L’Oreal SA	5,564	2,548,678
Legrand SA	24,555	2,766,384
LVMH Moet Hennessy Louis Vuitton SE	15,104	12,087,104
Pernod Ricard SA	58,536	12,919,599
Safran SA	73,720	9,657,074
Sanofi	133,362	13,742,695
Thales SA	77,879	8,173,892

		69,015,731

Germany — 17.6%
adidas AG	20,454	7,430,273
Bayer AG	122,253	7,291,186
Deutsche Boerse AG	45,467	7,593,073
Deutsche Post AG	216,337	14,651,297
Fresenius SE & Co. KGaA	263,287	13,849,304
Henkel AG & Co. KGaA (Preference Shares)	159,493	16,171,797
Infineon Technologies AG	86,363	3,292,945
SAP SE	117,832	16,900,166

		87,180,041

Hong Kong — 2.5%
AIA Group, Ltd.	1,034,600	12,410,403

Italy — 2.4%
Moncler SpA	176,685	12,167,025

Japan — 7.6%
FANUC Corp.	24,900	5,576,654
Hoya Corp.	47,300	6,678,341
Keyence Corp.	13,200	7,350,080
Kirin Holdings Co., Ltd.	408,800	7,480,997
Lion Corp.	61,300	1,064,131
Shiseido Co., Ltd.	80,500	5,368,344
Sumitomo Mitsui Financial Group, Inc.	124,000	4,179,785

		37,698,332

Jersey — 1.6%
Experian PLC	118,904	5,234,158
Man Group PLC	927,580	2,551,543

		7,785,701

Netherlands — 2.8%
Heineken NV	95,894	11,168,027
QIAGEN NV†	54,266	2,908,510

		14,076,537

Security Description	Shares	Value (Note 2)
Norway — 1.1%
Mowi ASA	214,339	$5,459,365

Singapore — 3.0%
DBS Group Holdings, Ltd.	349,500	7,843,359
United Overseas Bank, Ltd.	365,500	7,075,455

		14,918,814

South Korea — 2.8%
LG Household & Health Care, Ltd.	4,764	6,048,650
Samsung Electronics Co., Ltd.	113,840	7,784,846

		13,833,496

Spain — 1.4%
Grifols SA	268,736	6,835,483

Sweden — 2.6%
Epiroc AB, Class A	199,765	4,669,361
Hexagon AB, Class B	497,502	8,247,217

		12,916,578

Switzerland — 5.3%
Alcon, Inc.	29,874	2,174,973
Novartis AG	139,719	12,923,419
Roche Holding AG	28,420	10,990,080

		26,088,472

Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	90,664	10,575,049

United Kingdom — 20.5%
Anglo American PLC	110,483	4,894,514
Associated British Foods PLC	300,777	8,384,142
AstraZeneca PLC	51,761	5,944,661
BHP Group PLC	166,598	5,410,473
British American Tobacco PLC	319,021	11,891,411
GlaxoSmithKline PLC	234,684	4,637,488
Imperial Brands PLC	374,750	8,028,297
Legal & General Group PLC	1,864,773	6,770,453
M&G PLC	974,902	3,052,509
Prudential PLC	659,141	12,389,553
Reckitt Benckiser Group PLC	196,011	15,043,863
RELX PLC (LSE)	234,716	6,894,516
RELX PLC (XAMS)	282,047	8,371,877

		101,713,757

TOTAL INVESTMENTS — (cost $386,764,716)(1)	97.7%	484,960,677
Other assets less liabilities	2.3	11,588,136

NET ASSETS	100.0%	$496,548,813

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

LSE — London Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

365

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$40,490,561	$444,470,116	**	$—	$484,960,677

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

366

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Steel-Producers	6.0%
Metal-Diversified	4.9
Auto-Cars/Light Trucks	4.8
Chemicals-Diversified	4.2
Auto/Truck Parts & Equipment-Original	4.1
Banks-Commercial	4.0
Airlines	3.4
Telephone-Integrated	3.2
Medical-Drugs	3.1
Diversified Banking Institutions	2.8
Food-Retail	2.8
Machinery-Electrical	2.8
Insurance-Life/Health	2.5
Oil Companies-Integrated	2.5
Electric-Integrated	2.4
Audio/Video Products	2.1
Insurance-Multi-line	1.5
Food-Misc./Diversified	1.4
Human Resources	1.3
Metal-Aluminum	1.3
Gas-Distribution	1.3
Computer Services	1.2
Transport-Services	1.1
Office Automation & Equipment	1.1
Rubber-Tires	1.1
Lighting Products & Systems	1.0
Power Converter/Supply Equipment	0.9
Cellular Telecom	0.9
Distribution/Wholesale	0.9
Real Estate Operations & Development	0.8
Retail-Jewelry	0.8
Electric-Generation	0.8
Metal-Copper	0.8
Auto-Heavy Duty Trucks	0.8
Real Estate Investment Trusts	0.8
Medical-Generic Drugs	0.8
Building-Residential/Commercial	0.8
Diversified Minerals	0.7
Building & Construction Products-Misc.	0.7
Tobacco	0.7
Insurance-Property/Casualty	0.7
Diversified Manufacturing Operations	0.6
Insurance-Reinsurance	0.6
Retail-Building Products	0.6
Telecom Services	0.6
Real Estate Management/Services	0.5
Building-Maintenance & Services	0.5
Electronic Components-Misc.	0.5
Energy-Alternate Sources	0.5
Medical Instruments	0.5
Multimedia	0.5
Metal-Iron	0.5
Semiconductor Equipment	0.4
Building-Heavy Construction	0.4
Industrial Automated/Robotic	0.4
Oil Companies-Exploration & Production	0.4
Electronic Components-Semiconductors	0.4
Transport-Rail	0.4
Semiconductor Components-Integrated Circuits	0.4
Brewery	0.4
Diversified Operations	0.4

Water	0.4%
Advertising Agencies	0.4
Chemicals-Specialty	0.4
Metal Processors & Fabrication	0.4
Cosmetics & Toiletries	0.4
Machinery-General Industrial	0.3
Retail-Apparel/Shoe	0.3
Investment Management/Advisor Services	0.3
Finance-Leasing Companies	0.3
Electric-Distribution	0.3
Repurchase Agreements	0.3
Food-Wholesale/Distribution	0.3
Paper & Related Products	0.3
Entertainment Software	0.3
Athletic Footwear	0.3
Retail-Consumer Electronics	0.3
Machinery-Farming	0.2
Wire & Cable Products	0.2
Medical Products	0.2
Import/Export	0.2
Printing-Commercial	0.2
Retail-Propane Distribution	0.2
Transport-Marine	0.2
Petrochemicals	0.2
Retail-Auto Parts	0.2
Chemicals-Other	0.2
Television	0.2
Oil Refining & Marketing	0.1
Building & Construction-Misc.	0.1
Steel Pipe & Tube	0.1
Building Products-Cement	0.1
Casino Hotels	0.1
Electric Products-Misc.	0.1
Building Products-Doors & Windows	0.1
Dialysis Centers	0.1
Aerospace/Defense	0.1
Retail-Regional Department Stores	0.1
Coatings/Paint	0.1
Electronic Connectors	0.1
Batteries/Battery Systems	0.1
Web Portals/ISP	0.1
Medical-Wholesale Drug Distribution	0.1
Recreational Vehicles	0.1
Advanced Materials	0.1
Soap & Cleaning Preparation	0.1
Networking Products	0.1
Finance-Investment Banker/Broker	0.1
Advertising Services	0.1
Appliances	0.1
Oil-Field Services	0.1
Aerospace/Defense-Equipment	0.1
Apparel Manufacturers	0.1
Photo Equipment & Supplies	0.1
Enterprise Software/Service	0.1
Food-Baking	0.1
Commercial Services	0.1

99.7%

367

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Country Allocation*

Japan	26.5%
United Kingdom	11.4
Germany	9.9
Switzerland	6.5
Australia	5.7
France	5.6
Netherlands	5.2
Canada	5.2
Luxembourg	4.7
Spain	3.5
Italy	2.5
Norway	1.8
Israel	1.4
Denmark	1.0
Cayman Islands	0.9
Finland	0.9
Belgium	0.9
Jersey	0.9
Sweden	0.8
Hong Kong	0.8
Ireland	0.7
Austria	0.6
Bermuda	0.5
SupraNational	0.5
New Zealand	0.4
United States	0.3
Portugal	0.3
Singapore	0.3

99.7%

*	Calculated as a percentage of net assets

368

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.4%
Australia — 5.7%
AGL Energy, Ltd.	160,713	$850,507
AMP, Ltd.	1,040,262	795,545
Aurizon Holdings, Ltd.	242,615	689,293
Australia & New Zealand Banking Group, Ltd.	88,444	1,801,225
Bendigo & Adelaide Bank, Ltd.	56,587	430,537
BHP Group, Ltd.	84,685	3,318,730
BlueScope Steel, Ltd.	21,303	382,942
Brambles, Ltd.	33,481	286,075
CIMIC Group, Ltd.	9,448	143,266
Coles Group, Ltd.	76,482	983,385
Commonwealth Bank of Australia	33,807	2,473,119
Crown Resorts, Ltd.†	91,510	578,847
Downer EDI, Ltd.	73,781	288,073
Endeavour Group, Ltd.†	67,262	327,258
Fortescue Metals Group, Ltd.	186,483	3,424,578
Insurance Australia Group, Ltd.	20,677	73,824
Lendlease Corp., Ltd.	20,021	179,736
Macquarie Group, Ltd.	7,693	887,709
Metcash, Ltd.	750,821	2,215,159
Orica, Ltd.	35,070	320,212
Qantas Airways, Ltd.†	92,146	310,775
QBE Insurance Group, Ltd.	48,333	388,475
Rio Tinto, Ltd.	103,571	10,193,661
Sims Metal Management, Ltd.	40,337	488,676
Stockland	191,046	618,367
Suncorp Group, Ltd.	156,587	1,327,998
Telstra Corp., Ltd.	1,220,517	3,390,350
Wesfarmers, Ltd.	44,658	2,006,639
Westpac Banking Corp.	145,854	2,614,183
Woodside Petroleum, Ltd.	23,956	385,572
Woolworths Group, Ltd.	67,262	1,922,107

		44,096,823

Austria — 0.6%
Lenzing AG†	2,098	270,691
Raiffeisen Bank International AG	3,573	84,344
voestalpine AG	103,491	4,563,478

		4,918,513

Belgium — 0.9%
Ageas SA/NV	15,256	805,031
Anheuser-Busch InBev SA NV	17,955	1,131,514
bpost SA†	24,012	269,707
Colruyt SA	24,147	1,372,571
KBC Group NV	19,067	1,531,896
Proximus SADP	19,936	409,586
UCB SA	11,704	1,265,912

		6,786,217

Bermuda — 0.5%
Hongkong Land Holdings, Ltd.	104,600	474,891
Hopson Development Holdings, Ltd.	212,089	703,589
Jardine Matheson Holdings, Ltd.	1,200	71,307
Kerry Properties, Ltd.	403,500	1,189,192
Skyworth Group, Ltd.†	1,826,000	500,528
VTech Holdings, Ltd.	35,800	356,326
Yue Yuen Industrial Holdings, Ltd.†	409,500	864,796

		4,160,629

Canada — 5.2%
Air Canada†	44,719	895,384
ARC Resources, Ltd.	133,665	1,011,380

Security Description	Shares	Value (Note 2)
Canada (continued)
Atco, Ltd., Class I	20,922	$755,982
Canadian Pacific Railway, Ltd.	976	72,472
Canadian Tire Corp., Ltd., Class A	7,760	1,193,856
Canadian Utilities, Ltd., Class A	13,881	406,661
Celestica, Inc.†	12,420	109,805
CI Financial Corp.	48,164	878,271
Cominar Real Estate Investment Trust	43,740	401,079
Crescent Point Energy Corp.	428,849	1,567,451
George Weston, Ltd.	7,800	808,884
Gildan Activewear, Inc.	12,833	442,407
Great-West Lifeco, Inc.	6,678	200,940
H&R Real Estate Investment Trust	52,980	714,695
IGM Financial, Inc.	4,978	175,682
Magna International, Inc.	236,399	19,819,923
Methanex Corp.	2,146	72,313
Onex Corp.	4,681	356,816
Power Corp. of Canada	67,026	2,139,288
RioCan Real Estate Investment Trust	19,340	350,185
Sun Life Financial, Inc.	11,319	589,539
Suncor Energy, Inc.	68,642	1,351,272
Teck Resources, Ltd., Class B	49,677	1,134,018
TFI International, Inc.	2,160	241,797
Thomson Reuters Corp.	18,509	1,961,277
TransAlta Corp.	78,490	818,495
Turquoise Hill Resources, Ltd.†	83,652	1,395,988

		39,865,860

Cayman Islands — 0.9%
Chow Tai Fook Jewellery Group, Ltd.	65,800	137,865
CK Asset Holdings, Ltd.	34,000	231,842
CK Hutchison Holdings, Ltd.	99,500	727,679
GCL-Poly Energy Holdings, Ltd.†(1)	26,807,000	3,415,058
Kingboard Holdings, Ltd.	218,500	1,145,900
Kingboard Laminates Holdings, Ltd.	237,500	476,119
Lee & Man Paper Manufacturing, Ltd.	339,000	253,374
Sands China, Ltd.†	99,200	339,464
Shimao Group Holdings, Ltd.	212,500	419,153
Wharf Real Estate Investment Co., Ltd.	24,000	135,608

		7,282,062

Denmark — 1.0%
AP Moller - Maersk A/S, Series B	509	1,412,742
Carlsberg A/S, Class B	2,963	548,333
Danske Bank A/S	63,853	1,117,743
ISS A/S†	168,209	3,970,129
Novo Nordisk A/S, Class B	3,198	296,225
Vestas Wind Systems A/S	10,437	384,838

		7,730,010

Finland — 0.9%
Kone Oyj, Class B	4,374	362,213
Nokia Oyj†	81,152	497,602
Nordea Bank Abp	500,299	5,854,149
UPM-Kymmene Oyj	11,410	466,536

		7,180,500

France — 5.6%
Air France-KLM†	874,107	4,066,864
Alstom SA	7,079	293,768
AXA SA	34,564	894,672
Bollore SA	32,727	182,881
Capgemini SE	1,690	365,609
Carrefour SA	155,496	2,890,192
Casino Guichard Perrachon SA†	39,097	1,104,640

369

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Cie de Saint-Gobain	55,889	$3,998,223
Cie Generale des Etablissements Michelin SCA	7,105	1,160,267
CNP Assurances	5,967	101,323
Eiffage SA	7,175	731,026
Engie SA	276,297	3,687,064
Faurecia SE	1,448	64,701
Orange SA	204,071	2,274,076
Renault SA†	41,277	1,570,324
Rexel SA	127,779	2,694,236
Sanofi	29,500	3,039,918
Schneider Electric SE	17,843	2,989,846
SCOR SE	3,873	108,342
Sodexo SA†	1,246	106,195
Suez SA	61,594	1,437,924
TotalEnergies SE	38,213	1,666,295
Valeo SA	205,725	5,947,082
Veolia Environnement SA	40,159	1,319,471
Vivendi SE	23,932	808,389

		43,503,328

Germany — 9.9%
adidas AG	1,044	379,251
Aurubis AG	46,652	4,722,647
BASF SE	35,309	2,774,420
Bayerische Motoren Werke AG	41,853	4,163,441
Continental AG†	8,116	1,103,045
Covestro AG*	201,708	12,979,818
Daimler AG	96,876	8,654,302
Deutsche Bank AG†	125,838	1,590,616
Deutsche Lufthansa AG†	1,470,143	16,657,589
Deutsche Telekom AG	167,739	3,485,042
E.ON SE	204,057	2,510,414
Evonik Industries AG	56,197	1,953,112
Fresenius SE & Co. KGaA	16,813	884,390
GEA Group AG	24,460	1,084,835
Hella GmbH & Co. KGaA†	4,354	304,980
Henkel AG & Co. KGaA (Preference Shares)	3,606	365,631
METRO AG	262,839	3,406,506
Muenchener Rueckversicherungs-Gesellschaft AG	8,441	2,282,785
Salzgitter AG†	31,337	1,218,751
Schaeffler AG (Preference Shares)	101,630	885,419
Siemens AG	26,008	4,060,579
Talanx AG	2,708	115,187
thyssenkrupp AG†	27,952	278,752
Uniper SE	6,209	242,789

		76,104,301

Hong Kong — 0.8%
Hang Lung Group, Ltd.	115,000	281,781
Hang Lung Properties, Ltd.	219,000	566,668
Hang Seng Bank, Ltd.	19,900	381,275
Henderson Land Development Co., Ltd.	31,000	138,715
Hysan Development Co., Ltd.	84,000	330,884
Link REIT	21,800	208,580
MTR Corp., Ltd.	73,000	432,776
New World Development Co., Ltd.	54,000	256,374
Sun Hung Kai Properties, Ltd.	21,000	300,955
Swire Pacific, Ltd., Class A	332,000	2,064,282

Security Description	Shares	Value (Note 2)
Hong Kong (continued)
Wharf Holdings, Ltd.	434,000	$1,472,510

		6,434,800

Ireland — 0.7%
Bank of Ireland Group PLC†	26,840	142,450
Medtronic PLC	28,840	3,786,980
Ryanair Holdings PLC†	45,972	903,613
Smurfit Kappa Group PLC	5,909	333,308

		5,166,351

Israel — 1.4%
Bank Hapoalim BM†	62,298	495,694
Bank Leumi Le-Israel BM†	50,048	382,681
Bezeq The Israeli Telecommunication Corp., Ltd.†	1,558,611	1,662,535
Delek Group, Ltd.†	3,120	187,337
Gazit-Globe, Ltd.	21,369	158,933
ICL Group, Ltd.	56,210	408,150
Israel Corp., Ltd.†	3,364	1,068,353
Oil Refineries, Ltd.†	1,488,628	351,278
Paz Oil Co., Ltd.†	2,306	277,669
Teva Pharmaceutical Industries, Ltd. ADR†	618,509	5,968,612

		10,961,242

Italy — 2.5%
A2A SpA	38,626	82,085
Assicurazioni Generali SpA	128,203	2,561,443
Banca Monte dei Paschi di Siena SpA†	358,236	497,919
Enel SpA	740,083	6,833,765
Eni SpA	129,623	1,531,116
Intesa Sanpaolo SpA	1,583,862	4,373,976
Leonardo SpA†	41,613	327,919
Snam SpA	13,891	84,138
Telecom Italia SpA	4,363,992	1,921,125
Unipol Gruppo SpA	130,059	693,248
UnipolSai Assicurazioni SpA	109,451	304,530

		19,211,264

Japan — 26.5%
AGC, Inc.	21,100	906,743
Aisin Corp.	19,400	784,792
Ajinomoto Co., Inc.	40,600	1,034,626
Alps Alpine Co., Ltd.	82,600	857,942
Amada Co., Ltd.	33,100	342,082
ANA Holdings, Inc.†	28,400	667,395
Asics Corp.	30,000	665,079
Astellas Pharma, Inc.	235,200	3,746,144
Bridgestone Corp.	101,100	4,449,810
Brother Industries, Ltd.	29,500	599,628
Canon Marketing Japan, Inc.	8,300	185,933
Canon, Inc.	114,700	2,634,167
Casio Computer Co., Ltd.	19,200	312,553
Chiba Bank, Ltd.	62,000	354,377
Chubu Electric Power Co., Inc.	116,300	1,402,401
Citizen Watch Co., Ltd.	93,300	365,052
Concordia Financial Group, Ltd.	107,400	385,504
Cosmo Energy Holdings Co., Ltd.	11,100	257,331
Credit Saison Co., Ltd.	17,100	203,690
Dai Nippon Printing Co., Ltd.	31,800	748,852
Dai-ichi Life Holdings, Inc.	115,400	2,132,142
Daicel Corp.	86,600	721,689
Daito Trust Construction Co., Ltd.	34,300	4,038,013
Daiwa House Industry Co., Ltd.	17,700	543,068

370

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Daiwa Securities Group, Inc.	94,200	$494,241
Denso Corp.	5,800	398,253
Dentsu Group, Inc.	13,900	484,157
DIC Corp.	14,200	385,572
East Japan Railway Co.	12,700	847,127
Ebara Corp.	6,200	306,936
Edion Corp.	37,800	390,754
Eisai Co., Ltd.	11,200	919,322
ENEOS Holdings, Inc.	31,500	131,358
FANUC Corp.	1,400	313,547
Fuji Electric Co., Ltd.	12,800	559,366
FUJIFILM Holdings Corp.	26,700	1,917,542
Fujikura, Ltd.†	149,900	770,006
Fujitsu, Ltd.	48,500	8,238,882
Furukawa Electric Co., Ltd.	39,400	1,014,217
GS Yuasa Corp.	27,300	699,949
GungHo Online Entertainment, Inc.	34,200	633,259
H2O Retailing Corp.	46,600	352,326
Hanwa Co., Ltd.	2,700	79,828
Hino Motors, Ltd.	59,600	521,335
Hitachi, Ltd.	300,400	17,252,167
Hokkaido Electric Power Co., Inc.	80,900	364,880
Hokuriku Electric Power Co.	56,700	296,432
IHI Corp.†	19,000	442,637
Isetan Mitsukoshi Holdings, Ltd.	72,600	491,020
Isuzu Motors, Ltd.	415,900	5,537,793
Itoham Yonekyu Holdings, Inc.	14,600	97,050
Iwatani Corp.	25,900	1,487,063
Izumi Co., Ltd.	4,300	147,024
Japan Airlines Co., Ltd.†	125,800	2,633,498
Japan Post Holdings Co., Ltd.	492,500	4,185,093
Japan Post Insurance Co., Ltd.	20,500	364,256
Japan Tobacco, Inc.	69,700	1,363,043
JFE Holdings, Inc.	93,200	1,141,844
JSR Corp.	17,200	575,872
JTEKT Corp.	30,500	289,356
K’s Holdings Corp.†	27,800	328,543
Kajima Corp.	24,700	319,420
Kaneka Corp.	11,300	448,007
Kawasaki Heavy Industries, Ltd.†	25,400	531,895
Kewpie Corp.	9,500	214,082
Kirin Holdings Co., Ltd.	43,200	790,555
Kobe Steel, Ltd.	206,900	1,391,342
Komatsu, Ltd.	2,700	70,396
Konica Minolta, Inc.	156,900	805,507
Kubota Corp.	46,400	969,611
Kyocera Corp.	11,200	692,251
Kyushu Electric Power Co., Inc.	108,100	819,916
Matsumotokiyoshi Holdings Co., Ltd.	8,200	364,109
Mazda Motor Corp.†	340,100	3,351,181
Medipal Holdings Corp.	9,900	186,543
Mitsubishi Chemical Holdings Corp.	250,100	2,100,533
Mitsubishi Corp.	23,800	671,008
Mitsubishi Electric Corp.	156,100	2,113,085
Mitsubishi Gas Chemical Co., Inc.	10,700	223,338
Mitsubishi Heavy Industries, Ltd.	53,700	1,559,513
Mitsubishi Materials Corp.	26,200	546,490
Mitsubishi UFJ Financial Group, Inc.	588,800	3,119,615
Mitsui Chemicals, Inc.	39,400	1,258,333
Mitsui Mining & Smelting Co., Ltd.	10,200	290,905
Mixi, Inc.	52,500	1,321,577

Security Description	Shares	Value (Note 2)
Japan (continued)
MS&AD Insurance Group Holdings, Inc.	58,600	$1,811,544
NEC Corp.	9,300	472,870
NH Foods, Ltd.	12,300	497,169
NHK Spring Co., Ltd.	48,000	371,007
Nikon Corp.	42,600	396,719
Nippon Electric Glass Co., Ltd.	42,100	956,129
Nippon Express Co., Ltd.	19,700	1,436,836
Nippon Light Metal Holdings Co., Ltd.	17,900	314,923
Nippon Paper Industries Co., Ltd.	9,900	115,732
Nippon Steel Corp.	79,700	1,393,089
Nippon Telegraph & Telephone Corp.	180,400	4,622,063
Nissan Motor Co., Ltd.†	1,222,000	7,073,596
Nitto Denko Corp.	81,700	6,078,240
NOK Corp.	29,000	383,291
Nomura Real Estate Holdings, Inc.	44,000	1,090,490
NSK, Ltd.	71,300	589,184
NTN Corp.†	209,100	537,148
Obayashi Corp.	32,300	265,595
Oji Holdings Corp.	47,800	275,914
Omron Corp.	34,800	2,977,192
ORIX Corp.	101,600	1,776,109
Otsuka Holdings Co., Ltd.	12,700	504,858
Panasonic Corp.	1,305,600	15,638,189
Persol Holdings Co., Ltd.	30,000	604,920
Pola Orbis Holdings, Inc.	22,600	540,526
Renesas Electronics Corp.†	80,300	869,642
Ricoh Co., Ltd.	151,400	1,652,171
Rohm Co., Ltd.	5,200	506,490
Secom Co., Ltd.	1,500	113,305
Sega Sammy Holdings, Inc.	10,900	137,559
Seibu Holdings, Inc.†	23,600	266,557
Seiko Epson Corp.	111,100	1,911,370
Sekisui Chemical Co., Ltd.	28,500	491,760
Sekisui House, Ltd.	100,200	1,985,157
Seven & i Holdings Co., Ltd.	15,400	686,353
Shikoku Electric Power Co., Inc.	46,000	303,674
Shimamura Co., Ltd.	13,500	1,304,519
SoftBank Group Corp.	13,500	848,411
Sojitz Corp.	130,800	400,360
Sompo Holdings, Inc.	28,900	1,195,897
Subaru Corp.	60,800	1,193,090
Sumitomo Chemical Co., Ltd.	324,600	1,691,093
Sumitomo Corp.	65,200	886,626
Sumitomo Electric Industries, Ltd.	95,100	1,351,692
Sumitomo Forestry Co., Ltd.	15,600	295,211
Sumitomo Heavy Industries, Ltd.	15,400	428,992
Sumitomo Mitsui Financial Group, Inc.	110,300	3,717,986
Sumitomo Mitsui Trust Holdings, Inc.	7,200	236,574
Sumitomo Rubber Industries, Ltd.	29,500	396,774
Suzuken Co., Ltd.	16,100	467,242
Suzuki Motor Corp.	68,500	2,787,844
T&D Holdings, Inc.	48,800	625,466
Taiheiyo Cement Corp.	15,700	365,426
Taisei Corp.	4,700	159,019
TDK Corp.	7,300	833,904
Tohoku Electric Power Co., Inc.	92,300	700,936
Tokai Rika Co., Ltd.	13,300	207,156
Tokio Marine Holdings, Inc.	27,200	1,297,660
Tokyo Electric Power Co. Holdings, Inc.†	580,300	1,551,472
Tokyo Electron, Ltd.	8,300	3,419,726
Tokyu Fudosan Holdings Corp.	23,100	130,287

371

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Toppan Printing Co., Ltd.	44,400	$753,976
Toray Industries, Inc.	149,500	985,318
Toshiba Corp.	24,600	1,059,454
Tosoh Corp.	33,100	582,120
Toyo Seikan Group Holdings, Ltd.	11,200	152,586
Toyota Tsusho Corp.	19,700	930,977
TS Tech Co., Ltd.	23,500	349,324
Ube Industries, Ltd.	23,800	480,466
United Super Markets Holdings, Inc.	40,700	398,259
West Japan Railway Co.	13,000	705,357
Yamaha Motor Co., Ltd.	23,700	593,006
Yamato Holdings Co., Ltd.	35,400	1,019,137
Yamazaki Baking Co., Ltd.	27,600	379,053
Yokogawa Electric Corp.	4,300	66,056
Yokohama Rubber Co., Ltd.	18,100	361,241
Z Holdings Corp.	134,000	671,110
Zeon Corp.	20,000	273,411

		204,855,358

Jersey — 0.9%
Ferguson PLC	10,701	1,500,097
Glencore PLC	519,361	2,334,612
WPP PLC	211,006	2,731,716

		6,566,425

Luxembourg — 4.7%
ArcelorMittal SA	960,812	33,558,405
Millicom International Cellular SA SDR†	13,463	537,777
RTL Group SA	10,120	572,550
Subsea 7 SA	59,368	476,393
Tenaris SA	122,815	1,256,005

		36,401,130

Netherlands — 5.2%
Aegon NV	190,309	809,092
AerCap Holdings NV†	14,549	771,097
Akzo Nobel NV	6,590	814,927
CNH Industrial NV	59,674	996,927
Heineken Holding NV	4,258	419,400
ING Groep NV	81,611	1,045,072
Koninklijke Ahold Delhaize NV	206,169	6,410,370
Koninklijke DSM NV	2,300	463,614
Koninklijke KPN NV	269,160	884,494
Koninklijke Philips NV	29,372	1,354,677
NXP Semiconductors NV	10,254	2,116,323
Randstad NV	45,921	3,334,051
Signify NV*	139,178	7,796,265
Stellantis NV	431,973	8,308,209
STMicroelectronics NV	64,239	2,633,290
VEON, Ltd. ADR†	1,066,251	1,865,939
Wolters Kluwer NV	2,722	310,488

		40,334,235

New Zealand — 0.4%
Air New Zealand, Ltd.†	333,661	348,895
Contact Energy, Ltd.	84,189	478,941
Fletcher Building, Ltd.	276,100	1,470,208
Spark New Zealand, Ltd.	163,177	538,709

		2,836,753

Security Description	Shares	Value (Note 2)
Norway — 1.8%
DNB Bank ASA	12,610	$258,416
Ementor ASA	4,096	78,093
Equinor ASA	100,929	1,974,464
Gjensidige Forsikring ASA	6,962	159,193
Norsk Hydro ASA	1,471,566	9,789,662
Telenor ASA	99,329	1,724,613
Yara International ASA	5,063	266,642

		14,251,083

Portugal — 0.3%
EDP - Energias de Portugal SA	402,234	2,090,583
Portucel Empresa Produtora de Pasta e Papel SA†	21,660	77,954

		2,168,537

Singapore — 0.3%
Hutchison Port Holdings Trust	1,191,000	280,287
Keppel Corp., Ltd.	175,300	710,225
Sembcorp Industries, Ltd.	235,000	362,824
Singapore Telecommunications, Ltd.	362,700	607,604

		1,960,940

South Africa — 0.0%
Thungela Resources, Ltd.†	2,234	6,922

Spain — 3.5%
Acciona SA	6,747	1,034,193
ACS Actividades de Construccion y Servicios SA	17,611	462,785
Banco Bilbao Vizcaya Argentaria SA	540,062	3,464,031
Banco de Sabadell SA†	2,520,803	1,745,274
Banco Santander SA	1,116,032	4,082,890
Endesa SA	53,301	1,297,088
International Consolidated Airlines Group SA†	158,974	371,112
Mapfre SA	591,258	1,218,647
Naturgy Energy Group SA	125,592	3,245,125
Red Electrica Corp. SA	17,220	340,746
Repsol SA	59,522	651,113
Telefonica SA	1,911,585	8,768,946

		26,681,950

SupraNational — 0.5%
Unibail-Rodamco-Westfield† (Euronext Amsterdam)	5,392	448,389
Unibail-Rodamco-Westfield† (Euronext Paris)	36,334	3,021,471

		3,469,860

Sweden — 0.8%
Atlas Copco AB, Class A	14,861	1,006,005
Electrolux AB, Series B	18,234	478,087
Hennes & Mauritz AB, Class B†	66,085	1,384,452
JM AB	4,181	147,779
Securitas AB, Class B	4,832	85,190
Skanska AB, Class B	23,676	668,140
SKF AB, Class B	31,118	828,354
Swedbank AB, Class A	74,631	1,454,101
Telia Co., AB	100,077	439,277

		6,491,385

Switzerland — 6.5%
ABB, Ltd.	107,231	3,920,259
Adecco Group AG	104,300	6,248,056
Garmin, Ltd.	3,210	504,612

372

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Switzerland (continued)
Holcim, Ltd.	13,398	$785,457
Nestle SA	65,896	8,349,916
Novartis AG	47,519	4,395,308
Roche Holding AG (NES)	17,544	6,784,306
Swatch Group AG	18,644	6,228,296
Swiss Life Holding AG	3,312	1,710,688
Swiss Re AG	24,900	2,253,921
Swisscom AG	1,361	818,871
TE Connectivity, Ltd.	5,349	788,817
UBS Group AG	193,192	3,185,489
Zurich Insurance Group AG	11,116	4,480,950

		50,454,946

United Kingdom — 11.4%
Anglo American PLC	22,339	989,641
Associated British Foods PLC	2,450	68,294
AstraZeneca PLC	25,229	2,897,507
Aviva PLC	507,558	2,730,774
Barratt Developments PLC	56,874	555,882
Berkeley Group Holdings PLC	7,588	510,756
BHP Group PLC	43,259	1,404,889
British American Tobacco PLC	61,227	2,282,218
British Land Co. PLC	40,027	283,884
Carnival PLC†	8,036	159,299
Centrica PLC†	10,682,225	6,748,984
Direct Line Insurance Group PLC	143,959	594,420
Dixons Carphone PLC†	651,656	1,167,972
easyJet PLC†	26,564	311,952
Evraz PLC	192,941	1,645,961
HSBC Holdings PLC	1,013,577	5,594,295
Imperial Brands PLC	80,026	1,714,403
Inchcape PLC	74,930	885,497
ITV PLC†	322,281	502,200
Kingfisher PLC	502,682	2,573,237
M&G PLC	680,124	2,129,532
Marks & Spencer Group PLC†	1,382,180	2,600,988
Micro Focus International PLC	68,498	382,106
Mondi PLC	31,203	865,116
Pearson PLC	58,642	707,640
Persimmon PLC	8,493	342,599
Reckitt Benckiser Group PLC	2,468	189,419
Rio Tinto PLC	282,676	24,090,488
Royal Dutch Shell PLC, Class	555,233	11,139,194

Security Description	Shares/ Principal Amount	Value (Note 2)
United Kingdom (continued)
Royal Mail PLC	910,909	$6,382,181
Smith & Nephew PLC	14,037	286,130
SSE PLC	84,605	1,699,205
Standard Life Aberdeen PLC	186,233	734,681
Taylor Wimpey PLC	128,900	294,692
Unilever PLC	33,020	1,901,441
WM Morrison Supermarkets PLC	77,308	287,517

		87,654,994

United States — 0.0%
Autoliv, Inc.	3,458	348,843

Total Long-Term Investment Securities (cost $722,506,761)		767,885,261

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 07/30/2021, to be repurchased 08/02/2021 in the amount of $2,425,000 and collateralized by $2,537,100 of United States Treasury Notes, bearing interest at 0.50% due 10/31/2027 and having an approximate value of $2,473,539 (cost $2,425,000)	$2,425,000	2,425,000

TOTAL INVESTMENTS (cost $724,931,761)(2)	99.7%	770,310,261
Other assets less liabilities	0.3	2,150,736

NET ASSETS	100.0%	$772,460,997

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $20,776,083 representing 2.7% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depositary Receipt
NES	—Non-Voting Equity Securities
SDR	— Swedish Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Cayman Islands	$—	$3,867,004	**	$3,415,058	$7,282,062
Other Countries	56,609,679	703,993,520	**	—	760,603,199
Repurchase Agreements	—	2,425,000		—	2,425,000

Total Investments at Value	$56,609,679	$710,285,524		$3,415,058	$770,310,261

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

373

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

U.S. Government Treasuries	61.7%
Uniform Mtg. Backed Securities	9.3
United States Treasury Notes	8.3
Diversified Financial Services	7.4
United States Treasury Bonds	5.6
Federal National Mtg. Assoc.	2.3
Diversified Banking Institutions	1.4
Electric-Integrated	1.2
Real Estate Investment Trusts	1.0
Options Purchased	0.8
Banks-Commercial	0.8
Pipelines	0.6
Federal Home Loan Mtg. Corp.	0.6
Airlines	0.6
Sovereign	0.5
Government National Mtg. Assoc.	0.4
Oil Companies-Exploration & Production	0.3
Finance-Leasing Companies	0.3
Insurance-Life/Health	0.3
Computers	0.2
Regional Agencies	0.2
Cellular Telecom	0.2
Medical-Hospitals	0.2
Telephone-Integrated	0.2
Municipal Bonds & Notes	0.2
Medical-Drugs	0.2
Oil Companies-Integrated	0.2
Transport-Equipment & Leasing	0.1
Electronic Components-Semiconductors	0.1
Gas-Distribution	0.1
Machinery-General Industrial	0.1
Cable/Satellite TV	0.1
Auto-Cars/Light Trucks	0.1
Finance-Commercial	0.1
Finance-Investment Banker/Broker	0.1
Casino Hotels	0.1
Medical Instruments	0.1
Medical-Biomedical/Gene	0.1
Electric-Generation	0.1
Insurance-Property/Casualty	0.1
Banks-Super Regional	0.1
Retail-Restaurants	0.1
Aerospace/Defense	0.1
Building & Construction Products-Misc.	0.1
Machinery-Construction & Mining	0.1
Agricultural Chemicals	0.1
Finance-Consumer Loans	0.1
Commercial Services-Finance	0.1
Aerospace/Defense-Equipment	0.1
E-Commerce/Services	0.1
Software Tools	0.1
Electric-Distribution	0.1
Tobacco	0.1
Enterprise Software/Service	0.1
Hotels/Motels	0.1
Applications Software	0.1

107.9%

Credit Quality#†

Aaa	64.6%
Aa	2.1
A	5.8
Baa	14.3
Ba	2.6
B	1.6
Caa	1.1
Ca	0.2
Not Rated@	7.7

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

374

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description			Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 7.4%
Diversified Financial Services — 7.4%
ALBA PLC FRS Series 2005-1, Class A3 0.27% (3 ML GBP+0.19%) due 11/25/2042(1)		GBP	423,286	$575,394
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 0.21% (1 ML+0.12%) due 10/25/2046(1)	$		17,881	16,293
Anchorage Capital CLO, Ltd. FRS Series 2015-6A, Class ARR 1.18% (3 ML+1.05%) due 07/15/2030*(2)			500,000	499,874
Angel Oak Mtg. Trust VRS Series 2020-4, Class A1 1.47% due 06/25/2065*(1)(3)			524,231	527,024
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class A 1.24% (1 ML+1.15%) due 05/15/2037*			1,300,000	1,300,407
ARES L CLO, Ltd. FRS Series 2018-50A, Class AR 1.18% (3 ML+1.05%) due 01/15/2032*(2)			2,400,000	2,399,398
BAMLL Commercial Mtg. Securities Trust FRS Series 2019-RLJ, Class A 1.14% (1 ML+1.05%) due 04/15/2036*(4)			1,300,000	1,297,114
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(5)			975,980	1,056,463
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class A 1.21% (SOFR30A+1.16%) due 09/15/2036*(4)			88,051	88,060
Bear Stearns Asset Backed Securities I Trust FRS Series 2006-PC1, Class M2 0.72% (1 ML+0.63%) due 12/25/2035			194,166	194,071
Bear Stearns Asset Backed Securities I Trust FRS Series 2005-HE4, Class M2 1.05% (1 ML+0.96%) due 04/25/2035			71,424	71,452
Birch Grove CLO, Ltd. FRS Series 19A, Class AR 1.25% (3 ML+1.13%) due 06/15/2031*(2)			2,500,000	2,499,370
Bruegel DAC FRS Series 2021-1A, Class A 0.80% (3 ML EUR+0.80%) due 05/22/2031*(4)		EUR	1,900,000	2,255,560
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-3A, Class A1R 1.18% (3 ML+1.00%) due 07/28/2028*(2)			1,848,224	1,848,985

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
ChaseFlex Trust FRS Series 2007-2, Class A1 0.37% (1 ML+0.28%) due 05/25/2037(1)	$	707,367	$680,884
CIFC Funding, Ltd. FRS Series 2017-4A, Class A1R 1.04% (3 ML+0.95%) due 10/24/2030*(2)		1,250,000	1,249,686
CIT Mtg. Loan Trust FRS Series 2007-1, Class 1A 1.44% (1 ML+1.35%) due 10/25/2037*		1,548,156	1,562,424
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2036*(4)		2,400,000	2,592,900
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 0.25% (1 ML+0.16%) due 12/25/2036*		1,195,926	797,243
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-B, Class A1 3.26% due 04/25/2066*(1)(3)		347,364	350,246
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(3)(4)		1,100,000	1,231,760
Countrywide Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 0.51% (1 ML+0.42%) due 05/25/2036(1)		3,389,974	3,107,393
Countrywide Alternative Loan Trust Series 2005-J11, Class 1A15 5.50% due 11/25/2035(1)		130,264	102,531
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)		185,851	176,489
Countrywide Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)		677,051	386,550
Countrywide Asset-Backed Certs. FRS Series 2006-26, Class 1A 0.23% (1 ML+0.14%) due 06/25/2037		192,811	181,903
Countrywide Asset-Backed Certs. FRS Series 2007-1, Class 2A3 0.23% (1 ML+0.14%) due 07/25/2037		127,131	124,685
Countrywide Asset-Backed Certs. FRS Series 2007-10, Class 2A4 0.34% (1 ML+0.25%) due 06/25/2047		800,000	774,550
Countrywide Asset-Backed Certs. FRS Series 2006-12, Class 1A 0.35% (1 ML+0.26%) due 12/25/2036		1,129,298	1,092,718

375

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse Commercial Mtg. FRS Series 2021-SOP2, Class A 1.06% (1 ML+0.97%) due 06/15/2034*(4)	$		1,800,000	$1,793,886
CSMC Trust VRS Series 2019-RPL9, Class A1 2.98% due 10/27/2059*(1)(3)			538,396	542,602
CSMC Trust VRS Series 2020-RPL5, Class A1 3.02% due 08/25/2060*(1)(3)			352,952	358,571
CWABS Asset-Backed Certs. Trust FRS Series 2005-3, Class MV7 2.04% (1 ML+1.95%) due 08/25/2035			1,100,000	1,105,332
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(4)			2,400,000	2,567,825
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 1.03% (3 ML+0.90%) due 10/15/2027*(2)			1,073,878	1,074,077
Encore Credit Receivables Trust FRS Series 2005-1, Class M1 0.75% (1 ML+0.66%) due 07/25/2035			333,168	336,653
Eurosail PLC FRS Series 2006-4X, Class A3C 0.24% (3 ML GBP+0.16%) due 12/10/2044(1)		GBP	81,461	112,771
Eurosail PLC FRS Series 2007-3A, Class A3C 1.03% (3 ML GBP+0.95%) due 06/13/2045*(1)		GBP	411,362	572,956
Eurosail PLC FRS Series 2007-3X, Class A3A 1.03% (3 ML GBP+0.95%) due 06/13/2045(1)		GBP	364,663	507,515
Eurosail PLC FRS Series 2007-3X, Class A3C 1.03% (3 ML GBP+0.95%) due 06/13/2045(1)		GBP	486,155	677,130
Fremont Home Loan Trust FRS Series 2005-1, Class M5 0.80% (1 ML+1.07%) due 06/25/2035			800,000	801,161
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 1.18% (3 ML+1.05%) due 01/21/2028*(2)			663,165	663,494
GCAT LLC Series 2019-4, Class A1 3.23% due 11/26/2049*(1)			1,151,902	1,173,511
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.28% (1 ML+0.19%) due 01/19/2038(1)			16,866	16,174

Security Description			Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
HarborView Mtg. Loan Trust FRS Series 2006-1, Class 2A1A 0.57% (1 ML + 0.48%) due 03/19/2036(1)	$		1,556,677	$1,548,261
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 2.68% due 07/19/2035(1)(3)			130,010	110,173
HERA Commercial Mtg., Ltd. FRS Series 2021-FL1, Class A 1.14% (1 ML+1.05%) due 02/18/2038*			1,200,000	1,199,162
Home Equity Asset Trust FRS Series 2005-4, Class M6 1.17% (1 ML+1.08%) due 10/25/2035			800,000	796,632
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)			1,600,000	1,697,243
JP Morgan Mtg. Acquisition Trust FRS Series 2006-WMC2, Class A1 0.36% (1 ML+0.27%) due 07/25/2036			334,620	290,103
JPMorgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A5 0.35% (1 ML+0.26%) due 06/25/2037			970,745	964,228
KKR CLO 9, Ltd. FRS Series 9, Class AR2 1.08% (3 ML+0.95%) due 07/15/2030*(2)			600,000	599,849
LCM 30, Ltd. FRS Series 30A, Class AR 1.24% (3 ML+1.08%) due 04/20/2031*(2)			1,600,000	1,599,598
LCM XV LP FRS Series 15A, Class AR2 1.13% (3 ML+1.00%) due 07/20/2030*(2)			700,000	699,824
Legacy Mtg. Asset Trust Series 2019-GS3, Class A1 3.75% due 04/25/2059*			939,368	946,830
LFT CRE, Ltd. FRS Series 2021-FL1, Class A 1.26% (1 ML+1.17%) due 06/15/2039*			1,100,000	1,101,361
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class A 1.22% (1 ML+1.13%) due 05/15/2036*			1,150,786	1,150,786
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class A 1.39% (1 ML+1.30%) due 07/15/2036*			500,000	500,156
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.27% (3 ML GBP+0.19%) due 12/01/2060(1)		GBP	598,270	809,094

376

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 0.68% (3 ML GBP+0.60%) due 01/01/2061(1)		GBP	866,671	$1,192,189
Marble Point CLO X, Ltd. FRS Series 2017-A1, Class AR 1.17% (3 ML+1.04%) due 10/15/2030*(2)	$		700,000	699,824
Mastr Asset Backed Securities Trust FRS Series 2004-WMC3, Class M1 0.64% (1 ML+0.83%) due 10/25/2034			567,276	562,374
MidOcean Credit CLO II FRS Series 2013-2A, Class ARR 1.22% (3 ML+1.03%) due 01/29/2030*(2)			500,000	499,875
MidOcean Credit CLO VIII FRS Series 2018-8A, Class A1R 1.21% (3 ML+1.05%) due 02/20/2031*(2)			500,000	499,874
Mill City Mtg. Loan Trust VRS Series 2019-GS2, Class A1 2.75% due 08/25/2059*(1)(3)			846,829	878,012
MKS CLO, Ltd. FRS Series 2017-1A, Class AR 1.13% (3 ML+1.00%) due 07/20/2030*(2)			1,800,000	1,799,548
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(4)			1,800,000	1,940,170
MortgageIT Trust FRS Series 2005-2, Class 1A1 0.61% (1 ML+0.52%) due 05/25/2035(1)			36,182	36,399
Mountain View CLO, Ltd. FRS Series 2014-1A, Class ARR 0.93% (3 ML+0.80%) due 10/15/2026*(2)			22,949	22,942
Natixis Commercial Mtg. Securities Trust Series 2019-10K, Class A 3.62% due 05/15/2039*(4)			1,600,000	1,783,081
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(4)			800,000	895,850
New Residential Mtg. Loan Trust VRS Series 2019-RPL3, Class A1 2.75% due 07/25/2059*(1)(3)			1,267,288	1,318,813
New Residential Mtg. Loan Trust VRS Series 2020-RPL1, Class A1 2.75% due 11/25/2059*(1)(3)			610,808	633,615

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(1)(3)	$	723,424	$785,083
OZLM XVI, Ltd. FRS Series 2017-16A, Class A1R 1.19% (3 ML+1.03%) due 05/16/2030*(2)		800,000	799,799
Palmer Square Loan Funding, Ltd. FRS Series 2021-3A, Class A1 0.95% (3 ML+0.80%) due 07/20/2029*(2)		1,800,000	1,799,550
Palmer Square Loan Funding, Ltd. FRS Series 2018-4A, Class A1 1.06% (3 ML+0.90%) due 11/15/2026*(2)		372,258	372,005
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 0.97% (1 ML+0.88%) due 09/15/2034*(4)		1,400,000	1,400,423
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 1.04% (1 ML+0.95%) due 11/25/2065*		378,005	382,149
RASC Trust FRS Series 2007-KS2, Class AI4 0.31% (1 ML+0.22%) due 02/25/2037		500,000	478,316
RASC Trust FRS Series 2005-KS6, Class M6 1.14% (1 ML+1.05%) due 07/25/2035		400,000	400,882
Romark CLO, Ltd. FRS Series 2017-1A, Class A1R 1.15% (3 ML+1.03%) due 10/23/2030*(2)		1,050,000	1,049,737
Saxon Asset Securities Trust FRS Series 2005-4, Class M2 0.54% (1 ML+0.68%) due 11/25/2037		2,600,000	2,592,778
Sculptor CLO XXV, Ltd. FRS Series 25A, Class A1 1.40% (3 ML+1.27%) due 01/15/2031*(2)		600,000	600,539
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 1.54% (1 ML+1.45%) due 02/17/2032*		734,703	744,716
Sound Point CLO XII, Ltd. FRS FRS Series 2016-2A, Class AR2 1.18% (3 ML+1.05%) due 10/20/2028*(2)		2,048,293	2,048,703
Sound Point CLO XV, Ltd. FRS Series 2017-1A, Class ARR 1.04% (3 ML+0.90%) due 01/23/2029*(2)		500,000	500,110
Soundview Home Loan Trust FRS Series 2006-WF2, Class M2 0.36% (1 ML + 0.41%) due 12/25/2036		500,000	489,957

377

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2007-NS1, Class A4 0.39% (1 ML + 0.30%) due 01/25/2037	$		1,300,000	$1,240,653
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*			362,766	364,526
TBW Mtg.-Backed Trust Series Series 2006-3, Class 1A 6.00% due 07/25/2036(1)			707,176	453,354
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 0.97% (3 ML+0.84%) due 04/20/2028*(2)			1,609,155	1,609,438
Towd Point Mtg. Trust FRS Series 2019-HY2, Class A1 1.09% (1 ML+1.00%) due 05/25/2058*			477,926	481,110
Towd Point Mtg. Trust VRS Series 2019-4, Class A1 2.90% due 10/25/2059*(3)			538,739	558,300
Towd Point Mtg. Trust VRS Series 2019-SJ3, Class A1 3.00% due 11/25/2059*(3)			278,174	279,084
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.28% (3 ML GBP+0.20%) due 10/10/2040(1)		GBP	298,771	401,247
Uropa Securities PLC FRS Series 2008-1, Class A 0.28% (3 ML GBP+0.20%) due 06/10/2059(1)		GBP	542,471	737,294
Uropa Securities PLC FRS Series 2008-1, Class M1 0.43% (3 ML GBP+0.35%) due 06/10/2059(1)		GBP	140,055	188,314
Uropa Securities PLC FRS Series 2008-1, Class M2 0.63% (3 ML GBP+0.55%) due 06/10/2059(1)		GBP	109,399	147,684
Uropa Securities PLC FRS Series 2008-1, Class B 0.83% (3 ML GBP+0.75%) due 06/10/2059(1)		GBP	116,612	154,604
Venture XIV CLO, Ltd. FRS Series 2013-14A, Class ARR 1.17% (3 ML+1.03%) due 08/28/2029*(2)			2,400,000	2,399,167
Venture XXV CLO, Ltd. FRS Series 2016-25A, Class ARR 1.15% (3 ML+1.02%) due 04/20/2029*(2)			418,725	418,808
Vibrant CLO VI, Ltd. FRS Series 2017-6A, Class AR 1.08% (3 ML+0.95%) due 06/20/2029*(2)			1,000,000	999,748
Vibrant CLO VII, Ltd. FRS Series 2017-7A, Class A1R 1.17% (3 ML+1.04%) due 09/15/2030*(2)			500,000	499,875

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 0.63% (1 ML+0.54%) due 12/25/2045(1)	$	269,935	$274,472
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 2A 1.81% (COFI+1.50%) due 08/25/2046(1)		1,083,215	1,060,244
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)		2,100,000	2,311,403
Zais CLO, Ltd. FRS Series 2014-1A, Class A1AR 1.28% (3 ML+1.15%) due 04/15/2028*(2)		321,778	321,592

Total Asset Backed Securities (cost $95,272,215)			97,466,615

U.S. CORPORATE BONDS & NOTES — 6.9%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 2.20% due 02/04/2026		700,000	706,161
Boeing Co. Senior Notes 3.60% due 05/01/2034		280,000	299,225

			1,005,386

Aerospace/Defense-Equipment — 0.1%
Spirit AeroSystems, Inc. Senior Sec. Notes 3.85% due 06/15/2026		800,000	848,000

Airlines — 0.5%
Alaska Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 4.80% due 02/15/2029*		192,161	213,334
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		557,641	569,393
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.25% due 10/15/2028		159,464	155,580
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class A 4.00% due 01/15/2027		284,840	273,628
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 4.00% due 08/15/2030		80,500	81,388
JetBlue Pass-Through Trust Senior Sec. Notes 4.00% due 05/15/2034		483,641	535,153

378

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027	$	1,000,000	$1,182,380
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031		419,542	415,392
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		814,983	839,586
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		814,983	830,207
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031		843,320	911,670
United Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 5.88% due 04/15/2029		649,233	722,092
US Airways Pass Through Trust Pass-Through Certs. Series 2012-1, Class A 5.90% due 04/01/2026		48,655	51,204

			6,781,007

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052		628,000	676,148

Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025		700,000	754,984

Banks-Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026		1,000,000	1,041,181

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025		60,000	66,437
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*		900,000	927,000

			993,437

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061		300,000	299,236

Security Description		Principal Amount**	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	$	1,100,000	$1,289,083

			1,588,319

Cellular Telecom — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*		843,750	902,450
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 03/20/2028*		1,000,000	1,157,500
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 04/15/2026		500,000	512,650

			2,572,600

Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc. Senior Notes 1.83% due 10/15/2027*		100,000	101,151
International Flavors & Fragrances, Inc. Senior Notes 3.27% due 11/15/2040*		400,000	425,727

			526,878

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026		800,000	862,017

Computer Services — 0.0%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*		200,000	204,000

Computers — 0.2%
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036		1,100,000	1,707,862
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029		900,000	1,100,886

			2,808,748

Decision Support Software — 0.0%
MSCI, Inc. Senior Notes 3.63% due 11/01/2031*		500,000	528,550

Diversified Banking Institutions — 0.1%
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		750,000	839,529

379

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
General Electric Capital Corp. Senior Notes 5.55% due 01/05/2026	$	400,000	$476,685

E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 6.25% due 05/01/2025*		703,000	819,786

Electric-Generation — 0.1%
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*		1,000,000	984,675

Electric-Integrated — 1.0%
Alabama Power Co. Senior Notes 3.70% due 12/01/2047		300,000	349,729
Appalachian Power Co. Senior Notes 2.70% due 04/01/2031		500,000	527,814
Arizona Public Service Co. Senior Notes 2.65% due 09/15/2050		400,000	391,416
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*		836,000	992,790
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046		1,700,000	1,985,131
Entergy Mississippi LLC 1st Mtg. Notes 2.85% due 06/01/2028		1,900,000	2,050,011
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030		400,000	394,520
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024		700,000	755,194
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 12/01/2027		500,000	512,861
Pacific Gas & Electric Co. 1st Mtg. Notes 3.50% due 06/15/2025		30,000	31,432
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 08/01/2023		400,000	422,311
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 03/15/2046		1,300,000	1,253,320
Rochester Gas and Electric Corp. 1st Mtg. Bonds 1.85% due 12/01/2030*		960,000	947,754
Southern California Edison Co. 1st Mtg. Notes 3.90% due 03/15/2043		200,000	214,307
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047		1,500,000	1,586,341
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042		200,000	217,576

Security Description		Principal Amount**	Value (Note 2)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	$	480,000	$553,820

			13,186,327

Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032		950,000	1,095,754
Marvell Technology, Inc. Company Guar. Notes 4.20% due 06/22/2023*		700,000	742,729

			1,838,483

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 2.30% due 03/12/2031		300,000	305,739

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025		700,000	747,026

Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030		1,300,000	1,527,939

Finance-Consumer Loans — 0.1%
Springleaf Finance Corp. Company Guar. Notes 8.88% due 06/01/2025		800,000	879,984

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 4.38% due 03/11/2029		200,000	230,948

Finance-Leasing Companies — 0.0%
Aviation Capital Group LLC Senior Notes 5.50% due 12/15/2024*		400,000	453,188

Finance-Mortgage Loan/Banker — 0.0%
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*		500,000	513,400

Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038		200,000	257,892

Gas-Distribution — 0.1%
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*		100,000	100,432
Southern California Gas Co. Senior Sec. Notes 4.13% due 06/01/2048		1,400,000	1,728,638

			1,829,070

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031		700,000	716,119

380

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.2%
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	$	1,800,000	$2,114,190

Insurance-Multi-line — 0.0%
Guardian Life Insurance Co. of America Sub. Notes 3.70% due 01/22/2070*		500,000	532,661

Insurance-Mutual — 0.0%
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*		400,000	512,092

Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Senior Notes 3.40% due 06/15/2030		1,000,000	1,092,096
First American Financial Corp. Senior Notes 4.60% due 11/15/2024		20,000	22,179

			1,114,275

Investment Management/Advisor Services — 0.0%
Stifel Financial Corp. Senior Notes 4.00% due 05/15/2030		400,000	453,656

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.40% due 03/15/2024		1,600,000	1,733,175

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030		900,000	946,217
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049		300,000	393,066

			1,339,283

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045		700,000	871,903
Illumina, Inc. Senior Notes 2.55% due 03/23/2031		400,000	413,399

			1,285,302

Medical-Drugs — 0.2%
Bayer US Finance II LLC FRS Company Guar. Notes 1.13% (3 ML+1.01%) due 12/15/2023*		200,000	202,624
Prestige Brands, Inc. Company Guar. Notes 3.75% due 04/01/2031*		500,000	494,375
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028		1,200,000	1,380,674

			2,077,673

Security Description		Principal Amount**	Value (Note 2)
Medical-Hospitals — 0.2%
Banner Health Notes 1.90% due 01/01/2031	$	500,000	$503,434
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029		300,000	342,111
Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050		580,000	608,620
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046		700,000	812,423

			2,266,588

Oil Companies-Exploration & Production — 0.1%
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025		1,100,000	1,234,803

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.14% due 11/07/2029		50,000	54,449

Pipelines — 0.6%
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031*		300,000	317,340
Energy Transfer LP Senior Notes 4.75% due 01/15/2026		40,000	45,096
Energy Transfer LP Senior Notes 6.05% due 06/01/2041		1,200,000	1,514,741
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052		1,500,000	1,515,254
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029		1,900,000	2,166,010
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023		600,000	642,540
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024		1,600,000	1,791,760
Williams Cos., Inc. Senior Notes 2.60% due 03/15/2031		600,000	617,094

			8,609,835

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029		100,000	118,711
American Tower Corp. Senior Notes 2.10% due 06/15/2030		200,000	199,982
American Tower Corp. Senior Notes 3.38% due 10/15/2026		1,200,000	1,311,647

381

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 4.00% due 06/01/2025	$	690,000	$759,513
Boston Properties LP Senior Notes 2.55% due 04/01/2032		300,000	308,517
Brixmor Operating Partnership LP FRS Senior Notes 1.18% (3 ML+1.05%) due 02/01/2022		1,400,000	1,405,346
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031		100,000	102,268
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026		290,000	328,700
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028		108,000	126,726
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030		800,000	871,280
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*		1,200,000	1,315,390
Highwoods Realty LP Senior Notes 2.60% due 02/01/2031		100,000	103,101
Hudson Pacific Properties LP Company Guar. Notes 3.95% due 11/01/2027		8,000	8,839
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033		600,000	612,555
Physicians Realty LP Company Guar. Notes 3.95% due 01/15/2028		315,000	349,916
SBA Tower Trust Notes 1.88% due 01/15/2026*		500,000	509,683
STORE Capital Corp. Senior Notes 4.50% due 03/15/2028		10,000	11,437
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		1,300,000	1,479,111
Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029		2,700,000	3,114,355
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024		500,000	545,337

			13,582,414

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028		900,000	1,024,952

Security Description		Principal Amount**	Value (Note 2)
Schools — 0.0%
Yale University Notes 1.48% due 04/15/2030	$	500,000	$499,989

Software Tools — 0.1%
VMware, Inc. Senior Notes 4.50% due 05/15/2025		700,000	783,500

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.65% due 06/01/2051		480,000	508,194
AT&T, Inc. Senior Notes 3.85% due 06/01/2060		1,300,000	1,392,376
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		300,000	358,559

			2,259,129

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037		700,000	768,748

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.55% due 11/19/2026		600,000	661,663

Transport-Equipment & Leasing — 0.1%
DAE Funding LLC Company Guar. Notes 1.55% due 08/01/2024*		1,800,000	1,798,200

Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060		500,000	452,505

Total U.S. Corporate Bonds & Notes (cost $84,603,792)			91,957,127

FOREIGN CORPORATE BONDS & NOTES — 3.5%
Agricultural Chemicals — 0.1%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		300,000	316,348
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		500,000	576,789

			893,137

Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 3.35% due 12/15/2030*		537,388	539,420
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*		499,210	525,544

			1,064,964

382

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*	$		20,000	$21,474
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*			300,000	326,394

				347,868

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*			900,000	964,903
Nissan Motor Co., Ltd. Senior Notes 4.81% due 09/17/2030*			500,000	570,270

				1,535,173

Banks-Commercial — 0.5%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*			1,000,000	1,083,353
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*			1,300,000	1,404,279
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*			2,700,000	2,705,508
DNB Bank ASA Senior Notes 1.13% due 09/16/2026*			600,000	599,499
Standard Chartered PLC Senior Notes 1.21% due 03/23/2025*			400,000	402,129

				6,194,768

Casino Hotels — 0.1%
Sands China, Ltd. Senior Notes 3.80% due 01/08/2026			400,000	429,880
Sands China, Ltd. Senior Notes 4.60% due 08/08/2023			300,000	317,766
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028			200,000	233,336
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*			400,000	404,000

				1,384,982

Diversified Banking Institutions — 1.2%
Barclays PLC Senior Notes 3.25% due 02/12/2027		GBP	700,000	1,060,608
Barclays PLC Senior Notes 3.38% due 04/02/2025		EUR	300,000	388,117
Barclays PLC Senior Notes 3.65% due 03/16/2025			950,000	1,032,209

Security Description		Principal Amount**	Value (Note 2)
Diversified Banking Institutions (continued)
Credit Suisse Group AG Senior Notes 3.75% due 03/26/2025	$	250,000	$271,930
Deutsche Bank AG Senior Notes 3.04% due 05/28/2032		700,000	723,191
Deutsche Bank AG Senior Notes 3.55% due 09/18/2031		750,000	809,619
Deutsche Bank AG Senior Notes 3.96% due 11/26/2025		700,000	760,325
HSBC Holdings PLC FRS Senior Notes 1.50% (3 ML+1.38%) due 09/12/2026		1,000,000	1,031,911
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	693,891
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 0.99% (3 ML+0.86%) due 07/26/2023		2,200,000	2,228,115
Mizuho Financial Group, Inc. FRS Senior Notes 1.12% (3 ML+1.00%) due 09/11/2024		800,000	810,082
Natwest Group PLC FRS Senior Notes 1.63% (3 ML+1.47%) due 05/15/2023		400,000	403,902
Natwest Group PLC Senior Notes 3.88% due 09/12/2023		800,000	853,220
Natwest Group PLC Senior Notes 4.27% due 03/22/2025		200,000	217,345
Natwest Group PLC Senior Notes 4.89% due 05/18/2029		1,100,000	1,297,922
Sumitomo Mitsui Financial Group, Inc. Senior Notes 1.47% due 07/08/2025		1,000,000	1,015,752
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030		600,000	607,984
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 2.14% due 09/23/2030		800,000	786,664
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*		550,000	619,483
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		900,000	923,004

			16,535,274

383

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*	$	700,000	$779,599

Electric-Generation — 0.0%
Centrais Eletricas Brasileiras SA Senior Notes 4.63% due 02/04/2030*		200,000	204,752

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.65% due 09/10/2024*		1,000,000	1,057,832

Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.88% due 06/15/2029		500,000	579,452

Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025		700,000	737,461

Finance-Leasing Companies — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*		400,000	414,524
BOC Aviation, Ltd. Senior Notes 3.50% due 01/31/2023		200,000	206,275
LeasePlan Corp NV Senior Notes 2.88% due 10/24/2024*		1,200,000	1,260,494
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*		1,200,000	1,226,229
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*		100,000	105,156
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*		400,000	440,774

			3,653,452

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Sub. Notes 3.20% due 09/16/2040*		1,200,000	1,249,613

Insurance-Reinsurance — 0.0%
Fairfax Financial Holdings, Ltd. Senior Notes 3.38% due 03/03/2031*		400,000	426,356

Machinery-Construction & Mining — 0.1%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*		900,000	909,662

Oil & Gas Drilling — 0.0%
Odebrecht Drilling Norbe, Ltd. Senior Sec. Notes 6.35% due 12/01/2021		30,020	29,720

Security Description		Principal Amount**	Value (Note 2)
Oil Companies-Exploration & Production — 0.2%
Aker BP ASA Senior Notes 4.00% due 01/15/2031*	$	200,000	$222,160
Petronas Energy Canada, Ltd. Company Guar. Notes 2.11% due 03/23/2028*		700,000	711,920
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 4.13% due 09/12/2025*		1,600,000	1,781,632
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*		10,000	10,722
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*		200,000	216,846
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*		300,000	340,423

			3,283,703

Oil Companies-Integrated — 0.2%
Eni SpA Senior Notes 4.75% due 09/12/2028*		900,000	1,069,019
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*		900,000	909,090

			1,978,109

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*		2,700,000	2,801,236

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*		300,000	319,261

Transport-Marine — 0.0%
AP Moller—Maersk A/S Senior Notes 3.75% due 09/22/2024*		600,000	648,972

Total Foreign Corporate Bonds & Notes (cost $44,249,772)			46,615,346

U.S. GOVERNMENT AGENCIES — 12.6%
Federal Home Loan Mtg. Corp. — 0.6%
4.00% due 04/01/2048		92,755	99,062
4.00% due 08/01/2048		14,735	15,854
4.00% due 01/01/2049		951,576	1,015,847
4.00% due 02/01/2049		79,444	84,680
4.00% due 01/01/2050		100,863	107,605
4.50% due 08/01/2048		1,306,386	1,428,033
Series 314, Class S2 5.80% (5.89% - 1 ML) due 09/15/2043(1)(6)(7)		1,064,255	208,980
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.21% due 04/25/2028(3)(4)		2,700,000	3,037,100

384

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50% due 01/15/2048(1)	$	1,133,414	$1,270,416
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 0.44% (1 ML+0.35%) due 01/15/2038(1)		686,299	687,557
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 1.97% due 01/15/2038(1)(3)(6)		686,299	43,930

			7,999,064

Federal National Mtg. Assoc. — 2.3%
3.79% due 01/01/2029		1,800,000	2,032,335
4.00% due 07/01/2045		706,454	768,854
4.00% due 07/01/2045		433,540	472,106
4.00% due 02/01/2046		1,103,584	1,198,580
4.00% due 09/01/2046		1,088,341	1,182,294
4.00% due 07/01/2048		266,511	284,971
4.00% due 07/01/2048		99,023	105,896
4.00% due 08/01/2048		5,299	5,663
4.00% due 11/01/2048		108,049	115,377
4.00% due 03/01/2049		2,284,411	2,434,801
4.00% due 07/01/2049		520,775	555,484
4.00% due 05/01/2050		5,949,389	6,341,056
4.00% due 06/01/2050		61,466	65,679
4.00% due 09/01/2050		11,882,696	12,664,972
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(6)		587,645	39,046
Federal National Mtg. Assoc. REMIC FRS Series 2012-113, Class PF 0.44% (1 ML+0.35%) due 10/25/2040(1)		366,332	367,524
Series 2007-85, Class FL 0.63% (1 ML+0.54%) due 09/25/2037(1)		1,400,910	1,426,988
Series 2012-21, Class FQ 0.64% (1 ML+0.55%) due 02/25/2041(1)		224,575	225,510

			30,287,136

Government National Mtg. Assoc. — 0.4%
Government National Mtg. Assoc. REMIC FRS Series 2016-H10, Class FJ 0.69% (1 ML+0.60%) due 04/20/2066(1)		1,032	1,033
Series 2014-H02, Class FB 0.74% (1 ML+0.65%) due 12/20/2063(1)		687,385	691,662
Series 2016-H11, Class F 0.89% (1 ML+0.80%) due 05/20/2066(1)		1,881,148	1,907,180

Security Description		Principal Amount**	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2016-H14, Class FA 0.89% (1 ML+0.80%) due 06/20/2066(1)	$	1,098,034	$1,113,355
Series 2016-H17, Class FC 0.92% (1 ML+0.83%) due 08/20/2066(1)		2,454,866	2,492,669

			6,205,899

Uniform Mtg. Backed Securities — 9.3%
1.50% due September 15 TBA		10,300,000	10,480,599
1.50% due September 30 TBA		2,400,000	2,369,719
2.00% due September 30 TBA		30,800,000	31,330,578
3.00% due September 30 TBA		14,900,000	15,583,305
3.00% due October 30 TBA		14,000,000	14,628,633
3.50% due September 30 TBA		15,400,000	16,286,703
4.00% due September 30 TBA		30,500,000	32,606,406

			123,285,943

Total U.S. Government Agencies (cost $166,845,477)			167,778,042

U.S. GOVERNMENT TREASURIES — 13.9%
United States Treasury Bonds — 5.6%
zero coupon due 08/15/2044 STRIPS		100,000	64,025
zero coupon due 05/15/2050 STRIPS		2,000,000	1,138,098
1.13% due 05/15/2040		9,980,000	8,910,269
1.38% due 11/15/2040		23,190,000	21,534,089
1.88% due 02/15/2041		14,000,000	14,150,938
2.25% due 05/15/2041		3,100,000	3,325,719
2.75% due 11/15/2047		100,000	117,836
2.88% due 11/15/2046		290,000	348,193
3.00% due 02/15/2048		4,320,000	5,327,606
3.13% due 05/15/2048		620,000	782,120
4.25% due 05/15/2039		5,900,000	8,286,734
4.38% due 05/15/2041		5,500,000	7,937,832
4.50% due 08/15/2039		1,750,000	2,531,826

			74,455,285

United States Treasury Notes — 8.3%
0.13% due 01/15/2024		17,700,000	17,641,922
1.13% due 02/29/2028		380,000	384,305
1.75% due 02/28/2022(13)		2,500,000	2,524,219
1.75% due 12/31/2026		3,800,000	3,999,054
1.88% due 03/31/2022		50,300,000	50,897,312
1.88% due 04/30/2022		9,700,000	9,829,965
1.88% due 07/31/2022(14)		3,200,000	3,256,875
1.88% due 08/31/2022		14,200,000	14,473,461
1.88% due 07/31/2026		4,400,000	4,654,031
2.00% due 12/31/2021(14)		2,600,000	2,620,719

			110,281,863

Total U.S. Government Treasuries (cost $181,782,716)			184,737,148

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Dominican Republic Senior Notes 4.88% due 09/23/2032*		1,200,000	1,245,012

385

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Romania Bonds 2.63% due 12/02/2040*		EUR	400,000	$464,243
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060	$		300,000	365,175
Republic of Indonesia Senior Notes 4.45% due 02/11/2024			2,200,000	2,403,083
Republic of Peru Senior Notes 3.30% due 03/11/2041			200,000	195,004
Republic of Peru Senior Notes 5.94% due 02/12/2029*		PEN	2,900,000	728,678
Republic of Peru Bonds 5.94% due 02/12/2029		PEN	1,500,000	376,903
Republic of Peru Senior Notes 6.15% due 08/12/2032*		PEN	700,000	166,976
State of Qatar Senior Notes 4.40% due 04/16/2050*			700,000	863,108

Total Foreign Government Obligations (cost $6,847,551)				6,808,182

MUNICIPAL BONDS & NOTES — 0.2%
State of Wisconsin Revenue Bonds Series A 2.10% due 05/01/2026			500,000	527,012
Texas Transportation Commission State Highway Fund Revenue Bonds 4.00% due 10/01/2033			1,000,000	1,241,370
University of California Revenue Bonds Series BG 1.61% due 05/15/2030			380,000	380,903

Total Municipal Bonds & Notes (cost $2,102,449)				2,149,285

LOANS(8)(9)(10) — 0.0%
Computer Services — 0.0%
Virtusa Corp. FRS BTL-B 5.00% (1 ML+4.25%) due 02/11/2028 (cost $393,358)			399,000	400,621

OPTIONS—PURCHASED†(11) — 0.8%
Exchanged-Traded Put Option — Purchased (cost $14,296,914)			1,125	10,550,625

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.2%
Stichting AK Rabobank Certificaten 2.19% due 09/29/2021†(12)		EUR	945,450	1,549,743

Security Description		Shares/ Principal Amount**	Value (Note 2)
Banks-Commercial (continued)
Truist Financial Corp. Series Q 5.10% due 03/01/2030(12)	$	1,300,000	$1,495,000

			3,044,743

Diversified Banking Institutions — 0.1%
BNP Paribas SA 4.63% due 02/25/2031*(12)		200,000	207,960
HSBC Holdings PLC 4.60% due 12/17/2030(12)		600,000	616,200

			824,160

Electric-Integrated — 0.1%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(12)		500,000	528,750

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Series I 4.00% due 06/01/2026(12)		500,000	521,875

Investment Management/Advisor Services — 0.0%
Brighthouse Holdings LLC Series A 6.50% due 07/27/2037*(12)		500,000	457,212

Total Preferred Securities/Capital Securities (cost $4,401,570)			5,376,740

Total Long-Term Investment Securities (cost $600,795,814)			613,839,731

SHORT-TERM INVESTMENT SECURITIES — 61.7%
U.S. Government Treasuries — 61.7%
United States Cash Management Bills
0.04% due 10/19/2021		15,400,000	15,398,332

United States Treasury Bills
0.02% due 08/05/2021		11,600,000	11,599,973
0.02% due 08/10/2021(13)		7,000,000	6,999,949
0.03% due 08/03/2021		9,300,000	9,299,995
0.03% due 08/17/2021(13)		3,600,000	3,599,951
0.03% due 08/24/2021		3,300,000	3,299,914
0.03% due 10/28/2021(13)		2,800,000	2,799,645
0.03% due 11/18/2021(13)		16,800,000	16,797,354
0.03% due 11/26/2021(13)		6,700,000	6,698,948
0.04% due 08/26/2021		169,500,000	169,496,046
0.04% due 08/31/2021(13)		47,100,000	47,098,293
0.04% due 09/21/2021		22,700,000	22,698,502
0.04% due 09/28/2021		15,300,000	15,298,849
0.04% due 09/30/2021		146,900,000	146,889,166
0.05% due 09/07/2021(14)		3,300,000	3,299,868
0.05% due 09/09/2021(13)		2,200,000	2,199,901
0.05% due 10/07/2021		56,000,000	55,995,124
0.05% due 10/14/2021		1,600,000	1,599,838
0.05% due 01/06/2022(13)		20,600,000	20,595,283
0.05% due 01/27/2022		9,300,000	9,297,471
0.06% due 08/19/2021		238,500,000	238,495,495
0.06% due 09/02/2021(13)		10,000,000	9,999,634

			804,059,199

Total Short-Term Investment Securities (cost $819,458,125)			819,457,531

TOTAL INVESTMENTS (cost $1,420,253,939)(15)		107.9%	1,433,297,262
Liabilities in excess of other assets		(7.9)	(104,552,737)

NET ASSETS		100.0%	$1,328,744,525

386

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $120,588,423 representing 9.1% of net assets.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Commercial Mortgage Backed Security
(5)	Securities classified as Level 3 (see Note 2).
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2021.
(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(11)	Options — Purchased

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2022	$2,925	375	$164,822,250	$2,457,013	$1,861,875	$(595,138)
S&P 500 Index	June 2022	3,350	375	164,822,250	4,444,513	3,270,000	(1,174,513)
S&P 500 Index	June 2022	3,750	375	164,822,250	7,395,388	5,418,750	(1,976,638)

					$14,296,914	$10,550,625	$(3,746,289)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(12)	Perpetual maturity—maturity date reflects the next call date.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.
(15)	See Note 3 for cost of investments on a tax basis.

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.48% versus U.S. Treasury Bonds maturing on 08/18/2021	Barclays Bank PLC	August 2021	0.48%	$9,400	$7,050	$15,308	$(8,258)

387

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.75% versus CDX Investment Grade Index maturing on 08/18/2021	Barclays Bank PLC	August 2021	0.75%	$2,500	$2,907	$86	$2,821
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 09/15/2021	Barclays Bank PLC	September 2021	0.80%	2,700	3,661	465	3,196
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.85% versus CDX Investment Grade Index maturing on 10/20/2021	Barclays Bank PLC	October 2021	0.85%	2,800	3,236	1,166	2,070
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 10/20/2021	Barclays Bank PLC	October 2021	0.80%	2,900	2,823	1,297	1,526
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 11/17/2021	Barclays Bank PLC	November 2021	0.80%	2,800	3,206	1,939	1,267
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.85% versus CDX Investment Grade Index maturing on 08/18/2021	Goldman Sachs	August 2021	0.85%	9,500	9,500	675	8,825
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 08/18/2021	Citibank NA	August 2021	0.80%	11,000	11,880	228	11,652
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 08/18/2021	Goldman Sachs	August 2021	0.80%	4,500	4,522	93	4,429
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.75% versus CDX Investment Grade Index maturing on 08/18/2021	Bank of America	August 2021	0.75%	12,700	12,383	422	11,961
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 09/15/2021	Barclays Bank PLC	September 2021	0.80%	9,400	11,656	2,354	9,302
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.85% versus CDX Investment Grade Index maturing on 10/20/2021	Goldman Sachs	October 2021	0.85%	19,600	20,678	8,636	12,042
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 10/20/2021	Goldman Sachs	October 2021	0.80%	5,700	6,042	3,005	3,037
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.04% versus CDX Investment Grade Index maturing on 10/20/2021	Goldman Sachs	October 2021	1.04%	4,400	19,360	19,183	177
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.75% versus CDX Investment Grade Index maturing on 10/20/2021	Goldman Sachs	October 2021	0.75%	13,800	13,593	8,972	4,621
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.02% versus CDX Investment Grade Index maturing on 11/17/2021	Goldman Sachs	November 2021	1.02%	3,300	16,104	16,073	31

					$141,551	$64,594	$76,957

388

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

52	Long	Euro-BTP	September 2021	$9,246,927	$9,516,758	$269,831

2,602	Long	S&P 500 E-Mini Index	September 2021	550,392,469	571,073,950	20,681,481

97	Long	U.S. Treasury 10 Year Notes	September 2021	14,002,234	14,574,250	572,016

458	Long	U.S. Treasury 10 Year Notes	September 2021	60,477,675	61,579,531	1,101,856

453	Long	U.S. Treasury 5 Year Notes	September 2021	56,062,081	56,373,726	311,645

						$22,936,829

						Unrealized (Depreciation)
597	Long	Russell 2000 E-Mini Index	September 2021	$69,187,776	$66,314,760	$(2,873,016)
1,717	Long	MSCI EAFE	September 2021	203,028,847	199,120,490	(3,908,357)
92	Short	Euro-Bund	September 2021	18,715,982	19,269,958	(553,976)
51	Short	Euro-OAT	September 2021	9,584,755	9,805,633	(220,878)
76	Short	U.S. Treasury Long Bonds	September 2021	12,518,625	11,830,955	(687,670)
32	Short	U.S. Treasury Ultra Bonds	September 2021	6,385,000	5,865,453	(519,547)

						$(8,763,444)

		Net Unrealized Appreciation (Depreciation)				$14,173,385

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	208,000	USD	284,159	08/03/2021	$—	$(4,961)
	PEN	5,797,212	USD	1,485,436	10/19/2021	57,921	—
	USD	1,486,274	PEN	5,797,212	08/11/2021	—	(58,889)
	USD	50,285	RUB	3,781,052	08/20/2021	1,323	—
	USD	320,224	RUB	24,144,263	10/22/2021	5,429	—

						64,673	(63,850)

Barclays Bank PLC	EUR	3,937,000	USD	4,672,981	08/03/2021	2,717	—
	USD	870,583	MXN	18,043,000	08/05/2021	35,574	—

						38,291	—

Citibank N.A.	BRL	5,735,866	USD	1,103,051	08/03/2021	1,747	—
	EUR	135,000	USD	159,728	08/03/2021	—	(416)
	GBP	4,647,000	USD	6,444,234	08/03/2021	—	(15,100)
	MXN	27,891,000	USD	1,395,300	09/03/2021	—	(91)
	PEN	126,870	USD	34,906	08/04/2021	3,671	—
	PEN	5,797,212	USD	1,465,126	08/11/2021	37,741	—
	PEN	126,870	USD	32,095	10/12/2021	853	—
	USD	1,113,916	BRL	5,735,866	08/03/2021	—	(12,612)
	USD	32,099	PEN	126,870	08/04/2021	—	(865)
	USD	641,042	RUB	47,978,941	08/20/2021	13,826	—
	USD	1,098,867	BRL	5,735,866	09/02/2021	—	(2,032)

						57,838	(31,116)

Goldman Sachs Bank USA	BRL	3,000,826	USD	585,916	08/03/2021	9,748	—
	EUR	114,000	USD	134,537	08/03/2021	—	(696)
	GBP	4,855,000	USD	6,773,029	09/02/2021	24,105	—
	MXN	18,043,000	USD	898,556	08/05/2021	—	(7,601)
	RUB	23,951,000	USD	327,990	08/20/2021	1,081	—
	RUB	24,032,560	USD	327,537	09/20/2021	1,308	—
	USD	592,077	BRL	3,000,826	08/03/2021	—	(15,910)
	USD	6,772,543	GBP	4,855,000	08/03/2021	—	(24,089)
	USD	158,392	RUB	11,867,789	08/20/2021	3,594	—
	USD	1,365,124	MXN	27,916,000	09/03/2021	31,518	—
	USD	23	RUB	1,737	10/22/2021	—	—

						71,354	(48,296)

Net Unrealized Appreciation/(Depreciation)						$232,156	$(143,262)

389

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

BRL	— Brazilian Real
EUR	— Euro Currency
GBP	— British Pound Sterling
MXN	— Mexican Peso

PEN	— Peruvian Sol
RUB	— New Russian Ruble
USD	— United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation

CAD	800	03/03/2025	1.220%/Semi-annually	3 Month Canadian Offered Rate/Semi-annually	$4	$2,652

CAD	3,400	03/04/2025	1.235%/Semi-annually	3 Month Canadian Offered Rate/Semi-annually	2,228	10,491

USD	6,000	09/15/2031	0.000%/Annually	6 Month USD EURIBOR-BBA/Semi-annually	(83,278)	125,156

USD	300	12/16/2030	1.000%/Semi-annually	3 Month USD LIBOR-BBA/Quarterly	(12,041)	5,393

					$(93,087)	$143,692

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)

GBP	5,300	03/16/2052	12 Month GBP SONIA/Annually	0.750%/Annually	$(210,804)	$(23,456)

USD	7,200	07/15/2031	3 Month USD LIBOR-BBA/Quarterly	1.4675%/Semi-annually	—	(126,978)

USD	9,600	07/21/2031	3 Month USD LIBOR-BBA/Quarterly	1.4410%/Semi-annually	—	(162,435)

					$(210,804)	$(312,869)

			Net Unrealized Appreciation/(Depreciation)		$(303,891)	$(169,177)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(4)
					Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2021(1)	Notional Amount(2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX Investment Grade Index Series 36	1.000% /Quarterly	6/20/2026	0.4971%	$5,300	$124,165	$3,580

					Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2021(1)	Notional Amount(2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX High Yield Series 36	5.000% /Quarterly	6/20/2026	2.9248%	1,900	$174,489	$(168)

	Net Unrealized Appreciation/(Depreciation)				$298,654	$3,412

390

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)
					Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2021(1)	Notional Amount(2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Lennar Corp.	5.000% /Quarterly	12/20/2025	0.7346%	$100	$17,299	$986

					Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2021(1)	Notional Amount(2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Government of South Africa	1.000% /Quarterly	6/20/2026	2.0207%	1,100	$(50,486)	$(2,029)

	Net Unrealized Appreciation/(Depreciation)				$(33,187)	$(1,043)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

SONIA — Sterling Overnight Index Average

USD — United States Dollar

391

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$96,410,152	$1,056,463	$97,466,615
U.S. Corporate Bonds & Notes	—	91,957,127	—	91,957,127
Foreign Corporate Bonds & Notes	—	46,615,346	—	46,615,346
U.S. Government Agencies	—	167,778,042	—	167,778,042
U.S. Government Treasuries	—	184,737,148	—	184,737,148
Foreign Government Obligations	—	6,808,182	—	6,808,182
Municipal Bonds & Notes	—	2,149,285	—	2,149,285
Loans	—	400,621	—	400,621
Options - Purchased	10,550,625	—	—	10,550,625
Preferred Securities/Capital Securities	—	5,376,740	—	5,376,740
Short-Term Investment Securities	—	819,457,531	—	819,457,531

Total Investments at Value	$10,550,625	$1,421,690,174	$1,056,463	$1,433,297,262

Other Financial Instruments:+
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$76,957	$—	$76,957
Futures Contracts	22,936,829	—	—	22,936,829
Forward Foreign Currency Contracts	—	232,156	—	232,156
Centrally Cleared Interest Rate Swap Contracts	—	143,692	—	143,692
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	3,580	—	3,580
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection	—	986	—	986

Total Other Financial Instruments	$22,936,829	$457,371	$—	$23,394,200

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$8,258	$—	$8,258
Futures Contracts	8,763,444	—	—	8,763,444
Forward Foreign Currency Contracts	—	143,262	—	143,262
Centrally Cleared Interest Rate Swap Contracts	—	312,869	—	312,869
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	168	—	168
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection	—	2,029	—	2,029

Total Other Financial Instruments	$8,763,444	$466,586	$—	$9,230,030

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

392

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Pipelines	8.2%
Oil Companies-Exploration & Production	6.8
Real Estate Investment Trusts	4.3
Cable/Satellite TV	3.9
Medical-Hospitals	3.5
Cruise Lines	2.8
Finance-Consumer Loans	2.6
Airlines	2.3
Auto-Cars/Light Trucks	2.1
Retail-Restaurants	2.0
Satellite Telecom	1.9
Commercial Services-Finance	1.9
Independent Power Producers	1.6
Security Services	1.5
Hotels/Motels	1.4
Telephone-Integrated	1.4
Human Resources	1.3
Oil-Field Services	1.3
Food-Misc./Diversified	1.3
Steel-Producers	1.2
Metal-Copper	1.2
Television	1.2
Finance-Mortgage Loan/Banker	1.1
Retail-Petroleum Products	1.1
Telecom Services	1.1
Registered Investment Companies	1.0
Electric-Generation	1.0
Casino Hotels	1.0
Protection/Safety	1.0
Aerospace/Defense-Equipment	1.0
Food-Wholesale/Distribution	0.9
Finance-Investment Banker/Broker	0.9
Agricultural Chemicals	0.9
Computer Services	0.9
Enterprise Software/Service	0.9
Chemicals-Specialty	0.9
Auto-Heavy Duty Trucks	0.9
Vitamins & Nutrition Products	0.8
Auction Houses/Art Dealers	0.8
Dialysis Centers	0.8
Batteries/Battery Systems	0.8
Broadcast Services/Program	0.8
Poultry	0.7
Rental Auto/Equipment	0.7
Motion Pictures & Services	0.6
Internet Financial Services	0.6
Food-Retail	0.6
Metal-Iron	0.6
Transport-Air Freight	0.6
Medical-Drugs	0.6
Transport-Equipment & Leasing	0.6
Printing-Commercial	0.6
Finance-Auto Loans	0.5
Finance-Credit Card	0.5
Food-Dairy Products	0.5
Cellular Telecom	0.5
Paper & Related Products	0.5

Medical-Generic Drugs	0.5
Electronic Parts Distribution	0.5
Coal	0.5
Retail-Building Products	0.5
Building & Construction-Misc.	0.5
Building-Residential/Commercial	0.5
Finance-Commercial	0.5
Computers-Integrated Systems	0.5
Recycling	0.5
Auto Repair Centers	0.5
Containers-Paper/Plastic	0.5
Casino Services	0.5
Applications Software	0.5
Diversified Minerals	0.5
Retail-Pawn Shops	0.5
Building & Construction Products-Misc.	0.5
Containers-Metal/Glass	0.5
Direct Marketing	0.5
Distribution/Wholesale	0.5
Commercial Services	0.5
Resorts/Theme Parks	0.5
Oil Companies-Integrated	0.4
Real Estate Management/Services	0.4
Cosmetics & Toiletries	0.4
Investment Management/Advisor Services	0.4
Retail-Automobile	0.4
Research & Development	0.4
Real Estate Operations & Development	0.4
Internet Telephone	0.4
Medical Labs & Testing Services	0.4
E-Commerce/Services	0.3
Circuit Boards	0.3
Computer Software	0.3
Chemicals-Diversified	0.3
Financial Guarantee Insurance	0.3
Building Products-Doors & Windows	0.3
Oil Field Machinery & Equipment	0.3
Oil Refining & Marketing	0.3
Electric-Integrated	0.2

99.7%

393

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Credit Quality#†

Baa	1.3%
Ba	39.2
B	46.0
Caa	11.3
Not Rated@	2.2

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

394

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 79.4%
Aerospace/Defense-Equipment — 1.0%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	$1,439,000	$1,483,969
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,419,000	1,504,140

		2,988,109

Airlines — 1.7%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	2,629,000	3,286,250
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	306,000	312,120
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	722,000	742,851
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	715,000	737,666

		5,078,887

Applications Software — 0.4%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,005,000	1,063,642

Auction Houses/Art Dealers — 0.8%
Bidfair Holdings, Inc. Senior Notes 5.88% due 06/01/2029*	0	0
Sotheby’s Senior Sec. Notes 5.88% due 06/01/2029*	920,000	955,742
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,380,000	1,474,047

		2,429,789

Auto Repair Centers — 0.5%
Metis Merger Sub LLC Senior Notes 6.50% due 05/15/2029*	1,525,000	1,495,674

Auto-Cars/Light Trucks — 2.1%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	2,842,000	3,119,919
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	2,012,000	2,409,863
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	316,000	418,261
Ford Motor Credit Co. LLC Senior Notes 2.90% due 02/16/2028	475,000	475,570

		6,423,613

Auto-Heavy Duty Trucks — 0.9%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	1,434,000	1,426,830

Security Description	Principal Amount	Value (Note 2)
Auto-Heavy Duty Trucks (continued)
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	$1,090,000	$1,148,587

		2,575,417

Batteries/Battery Systems — 0.8%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,455,000	1,464,967
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	841,000	878,845

		2,343,812

Broadcast Services/Program — 0.8%
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	2,142,000	2,303,314

Building & Construction Products-Misc. — 0.5%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,495,000	1,449,627

Building & Construction-Misc. — 0.5%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	1,498,000	1,527,960

Building Products-Doors & Windows — 0.3%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	841,000	884,833

Cable/Satellite TV — 2.5%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,490,000	1,508,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,012,000	1,062,600
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,217,622
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	735,000	802,686
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	1,670,000	1,764,071
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,110,000	1,161,471

		7,517,075

Casino Services — 0.5%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,415,000	1,492,825

Chemicals-Specialty — 0.4%
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	1,150,000	1,201,750

395

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Circuit Boards — 0.3%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	$1,003,000	$1,009,269

Coal — 0.5%
SunCoke Energy, Inc. Senior Sec. Notes 4.88% due 06/30/2029*	1,536,000	1,549,471

Commercial Services — 0.5%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	165,000	174,281
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	1,143,000	1,251,472

		1,425,753

Commercial Services-Finance — 1.9%
MoneyGram International, Inc. Senior Sec. Notes 5.38% due 08/01/2026*	1,835,000	1,903,812
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	2,318,000	2,248,460
Paysafe Finance PLC/Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*	1,545,000	1,500,180

		5,652,452

Computer Services — 0.9%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	1,505,000	1,550,150
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	1,063,000	1,117,479

		2,667,629

Computer Software — 0.3%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	1,035,000	996,188

Computers-Integrated Systems — 0.5%
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	1,449,000	1,508,177

Cosmetics & Toiletries — 0.4%
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	1,300,000	1,308,125

Dialysis Centers — 0.8%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	2,300,000	2,377,625

Direct Marketing — 0.5%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	1,350,000	1,443,555

Security Description	Principal Amount	Value (Note 2)
Distribution/Wholesale — 0.5%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	$1,455,000	$1,442,269

E-Commerce/Services — 0.3%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,000,000	1,050,800

Electric-Generation — 1.0%
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,390,000	1,434,772
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,585,000	1,636,512

		3,071,284

Electric-Integrated — 0.2%
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	857,000	760,588

Electronic Parts Distribution — 0.5%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	1,510,000	1,558,607

Enterprise Software/Service — 0.9%
Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 06/30/2028*	310,000	312,559
Clarivate Science Holdings Corp. Senior Notes 4.88% due 06/30/2029*	921,000	927,576
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,348,000	1,395,180

		2,635,315

Finance-Auto Loans — 0.5%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,563,000	1,648,965

Finance-Commercial — 0.5%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	1,440,000	1,515,600

Finance-Consumer Loans — 2.0%
Curo Group Holdings Corp. Senior Sec. Notes 7.50% due 08/01/2028*	1,525,000	1,551,687
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,997,000	2,046,925
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	734,000	764,278
OneMain Finance Corp. Company Guar. Notes 3.50% due 01/15/2027	94,000	95,645

396

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	$1,259,000	$1,428,112

		5,886,647

Finance-Credit Card — 0.5%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,605,000	1,646,939

Finance-Investment Banker/Broker — 0.9%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	1,500,000	1,578,750
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	1,102,000	1,118,530

		2,697,280

Finance-Mortgage Loan/Banker — 1.1%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	2,086,000	2,261,897
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	967,000	969,418

		3,231,315

Financial Guarantee Insurance — 0.3%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	779,000	888,060

Food-Misc./Diversified — 1.3%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,440,000	1,469,376
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	621,000	773,826
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	1,510,000	1,528,120

		3,771,322

Food-Retail — 0.6%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	847,000	906,290
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	910,000	962,780

		1,869,070

Food-Wholesale/Distribution — 0.9%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	1,450,000	1,439,125

Security Description	Principal Amount	Value (Note 2)
Food-Wholesale/Distribution (continued)
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	$1,335,000	$1,390,634

		2,829,759

Hotels/Motels — 1.4%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Senior Notes 5.00% due 06/01/2029*	1,980,000	1,997,860
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	753,000	784,061
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	1,360,000	1,472,200

		4,254,121

Human Resources — 1.3%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	1,005,000	1,037,662
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	1,430,000	1,326,325
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	1,515,000	1,516,894

		3,880,881

Independent Power Producers — 1.6%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	932,000	897,050
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	590,000	595,900
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	507,000	504,465
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	1,455,000	1,465,912
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	1,404,000	1,436,966

		4,900,293

Internet Telephone — 0.4%
Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*	1,075,000	1,066,937

Investment Management/Advisor Services — 0.4%
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	1,231,000	1,252,542

Medical Labs & Testing Services — 0.4%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	202,000	197,960

397

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Labs & Testing Services (continued)
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	$828,000	$866,295

		1,064,255

Medical-Drugs — 0.5%
Organon Finance 1 LLC Senior Sec. Notes 4.13% due 04/30/2028*	861,000	882,878
Organon Finance 1 LLC Senior Notes 5.13% due 04/30/2031*	483,000	497,490

		1,380,368

Medical-Generic Drugs — 0.5%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,556,000	1,587,120

Medical-Hospitals — 3.5%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	87,000	91,133
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	1,385,000	1,476,756
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	938,000	993,108
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	2,800,000	3,040,660
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	1,227,000	1,230,067
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	1,575,000	1,594,687
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	1,833,000	1,952,145

		10,378,556

Metal-Copper — 0.7%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	685,000	717,537
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	282,000	309,848
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	1,039,000	1,146,599

		2,173,984

Oil Companies-Exploration & Production — 5.6%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	515,000	524,579
Apache Corp. Senior Notes 4.38% due 10/15/2028	1,206,000	1,277,673

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Apache Corp. Senior Notes 4.75% due 04/15/2043	$867,000	$890,843
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	1,900,000	1,942,883
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	802,000	966,651
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	766,000	801,251
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	640,000	651,654
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	1,308,000	1,361,955
Independence Energy Finance LLC Senior Notes 7.25% due 05/01/2026*	1,200,000	1,251,000
Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	1,371,000	1,429,267
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	1,214,000	1,256,490
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	947,000	1,049,882
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	695,000	821,038
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	1,461,000	1,702,065
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	825,000	913,292

		16,840,523

Oil Companies-Integrated — 0.4%
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	1,280,000	1,353,254

Oil Refining & Marketing — 0.3%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	1,622,000	847,154

Oil-Field Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,386,000	1,455,300
ChampionX Corp. Company Guar. Notes 6.38% due 05/01/2026	911,000	946,101
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,321,000	1,383,562

		3,784,963

398

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.5%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	$1,600,000	$1,617,920

Pipelines — 8.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	2,075,000	2,168,375
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,577,000	1,600,655
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	817,000	881,339
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028	1,057,000	1,114,437
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	864,000	982,800
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	377,000	464,653
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	417,000	427,675
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	888,000	921,300
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	2,420,000	2,401,850
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	900,000	893,250
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	848,000	871,320
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,978,000	2,115,036
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	2,105,000	2,133,944
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	1,855,000	1,850,511
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	1,775,000	1,823,812
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	593,000	646,370
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	892,000	990,031

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	$1,241,000	$1,341,831
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	1,076,000	1,100,210

		24,729,399

Poultry — 0.7%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,020,000	1,091,421
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	987,000	996,475

		2,087,896

Printing-Commercial — 0.6%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	1,525,000	1,666,062

Protection/Safety — 1.0%
APX Group, Inc. Company Guar. Notes 5.75% due 07/15/2029*	1,530,000	1,536,151
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,497,960

		3,034,111

Real Estate Investment Trusts — 4.3%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 3.88% due 06/30/2028*	732,000	750,864
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	1,235,000	1,251,524
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	593,000	623,065
Hospitality Properties Trust Senior Notes 3.95% due 01/15/2028	133,000	124,688
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	1,043,000	975,174
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	2,280,000	2,276,200
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	624,000	640,212
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,093,000	1,156,984

399

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 4.88% due 05/15/2029*	$205,000	$209,612
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	795,000	848,662
Service Properties Trust Senior Notes 4.75% due 10/01/2026	267,000	261,994
Service Properties Trust Senior Notes 4.95% due 10/01/2029	345,000	334,322
Service Properties Trust Senior Notes 5.25% due 02/15/2026	702,000	707,265
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	130,000	138,602
Starwood Property Trust, Inc. Senior Notes 3.63% due 07/15/2026*	375,000	381,262
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,732,000	1,827,260
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	285,000	298,894

		12,806,584

Real Estate Management/Services — 0.4%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,228,000	1,319,793

Real Estate Operations & Development — 0.4%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	1,072,000	1,100,140

Recycling — 0.5%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,443,000	1,498,844

Rental Auto/Equipment — 0.7%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,635,000	1,482,749
United Rentals North America, Inc. Company Guar. Notes 3.75% due 01/15/2032	581,000	581,000

		2,063,749

Research & Development — 0.4%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	1,084,000	1,168,010

Security Description	Principal Amount	Value (Note 2)
Resort/Theme Parks — 0.5%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	$1,315,000	$1,413,625

Retail-Automobile — 0.4%
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	1,172,000	1,213,020

Retail-Building Products — 0.5%
Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	1,528,000	1,539,460

Retail-Pawn Shops — 0.5%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,401,000	1,456,578

Retail-Petroleum Products — 0.5%
Murphy Oil USA, Inc. Company Guar. Notes 3.75% due 02/15/2031*	210,000	209,475
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,190,000	1,261,400

		1,470,875

Retail-Restaurants — 2.0%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	836,000	885,115
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	2,000,000	1,939,930
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	1,515,000	1,515,303
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	1,445,000	1,529,343

		5,869,691

Satellite Telecom — 0.6%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,725,000	1,938,469

Security Services — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	410,000	410,513
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	1,020,000	1,059,123
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	425,000	446,781

		1,916,417

Steel-Producers — 1.2%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	753,000	799,121

400

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	$846,000	$912,623
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	454,000	490,320
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	1,481,000	1,488,405

		3,690,469

Telecom Services — 0.5%
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	1,408,000	1,456,421

Telephone-Integrated — 1.4%
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	1,229,000	1,277,324
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	1,770,000	1,814,250
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	1,031,000	1,049,208

		4,140,782

Television — 1.2%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	628,000	733,190
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,477,000	1,728,090
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	1,015,000	1,006,230

		3,467,510

Transport-Air Freight — 0.6%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	1,750,000	1,789,357

Vitamins & Nutrition Products — 0.6%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	1,825,000	1,842,337

Total U.S. Corporate Bonds & Notes (cost $229,490,530)		238,280,861

FOREIGN CORPORATE BONDS & NOTES — 17.9%
Agricultural Chemicals — 0.9%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	1,427,000	1,448,476
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	1,204,000	1,236,328

		2,684,804

Security Description	Principal Amount	Value (Note 2)
Airlines — 0.6%
Air Canada Senior Sec. Notes 3.88% due 08/15/2026*	$515,000	$515,134
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	414,784	433,968
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	332,000	358,208
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. Senior Sec. Notes 5.75% due 01/20/2026*	392,267	411,190

		1,718,500

Applications Software — 0.1%
Elastic NV Senior Notes 4.13% due 07/15/2029*	410,000	411,554

Building-Residential/Commercial — 0.5%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	172,000	178,244
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	1,298,000	1,349,712

		1,527,956

Cable/Satellite TV — 1.4%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	2,840,000	2,790,300
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,451,000	1,480,020

		4,270,320

Casino Hotels — 1.0%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	1,526,000	1,573,687
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	1,465,000	1,479,650

		3,053,337

Cellular Telecom — 0.5%
Altice France SA Senior Sec. Notes 5.13% due 07/15/2029*	755,000	760,595
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	233,000	238,825
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	597,000	620,880

		1,620,300

401

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.3%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	$911,000	$926,942

Chemicals-Specialty — 0.5%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	1,297,000	1,403,977

Containers-Metal/Glass — 0.5%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,345,000	1,445,875

Containers-Paper/Plastic — 0.5%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	1,419,000	1,493,497

Cruise Lines — 2.8%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	1,785,000	1,806,197
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	290,000	306,313
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	2,005,000	1,907,256
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	480,000	483,600
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	1,657,000	1,617,398
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	319,000	325,284
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes SR SECURED 5.63% due 02/15/2029*	228,000	228,000
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	1,609,000	1,592,910

		8,266,958

Diversified Minerals — 0.5%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	1,342,000	1,464,457

Finance-Consumer Loans — 0.6%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	863,000	889,969
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	961,000	997,268

		1,887,237

Security Description	Principal Amount	Value (Note 2)
Internet Financial Services — 0.6%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	$1,820,000	$1,883,700

Medical-Drugs — 0.1%
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. Senior Sec. Notes 6.13% due 04/01/2029*	400,000	397,500

Metal-Copper — 0.5%
First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*	1,051,000	1,096,824
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	389,000	419,147

		1,515,971

Metal-Iron — 0.6%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,859,012

Motion Pictures & Services — 0.6%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,825,000	1,886,594

Oil Companies-Exploration & Production — 1.2%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,031,000	1,063,219
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	841,000	882,436
Strathcona Resources, Ltd. Senior Notes 6.88% due 08/01/2026*	1,522,000	1,506,582

		3,452,237

Retail-Petroleum Products — 0.6%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,667,000	1,706,591

Satellite Telecom — 1.3%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	1,829,000	1,922,736
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	790,000	708,235
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,682,000	1,387,650

		4,018,621

Security Services — 0.9%
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	660,000	662,475
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	453,000	453,000

402

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Security Services (continued)
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	$1,425,000	$1,430,301

		2,545,776

Telecom Services — 0.6%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	1,690,000	1,666,762

Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	626,000	679,993

Total Foreign Corporate Bonds & Notes (cost $52,718,246)		53,788,471

LOANS(4)(5)(6) — 0.0%
E-Commerce/Services — 0.0%
RentPath, Inc. FRS 2nd Lien (3ML + 0.00%) 1.61% due 05/03/2028†(1)(3)(11)(12) (cost $2,249,732)	2,340,927	11,705

COMMON STOCKS — 0.0%
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.†(1)(3) (cost $71,830)	54,459	9,258

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Food-Dairy Products — 0.5%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(7)	110,000	114,400
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	1,310,000	1,506,854

		1,621,254

Transport-Equipment & Leasing — 0.6%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	1,625,000	1,742,812

Total Preferred Securities/Capital Securities (cost $2,916,670)		3,364,066

U.S. CONVERTIBLE BONDS & NOTES — 0.3%
Oil Field Machinery & Equipment — 0.3%
Hi-Crush, Inc. Senior Sec. Notes 10.00% due 04/09/2026(1)(2)(3) (cost $797,503)	870,780	870,780

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(3)	822	9,885
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(8)	547,482	3,778

Total Escrows and Litigation Trusts (cost $547,482)		13,663

Total Long-Term Investment Securities (cost $288,791,993)		296,338,804

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(9) (cost $3,097,966)	$3,097,966	$3,097,966

TOTAL INVESTMENTS (cost $291,889,959)(10)	99.7%	299,436,770
Other assets less liabilities	0.3	876,185

NET ASSETS	100.0%	$300,312,955

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $236,027,863 representing 78.6% of net assets.
†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Loans
RentPath LLC 1.61% due 05/03/2028	04/06/2021	2,340,927	$2,249,732	$11,705	$0.01	0.00%
Common Stocks
Hi-Crush, Inc.	01/29/2021	54,459	71,830	9,258	0.17	0.00%
Convertible Bonds & Notes
Hi-Crush, Inc. 10.00% due 04/09/2026	10/08/2020	828,000	751,675
	04/15/2021	42,780	42,780

		870,780	794,455	870,780	1.00	0.29%

				$891,743		0.29%

(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Securities classified as Level 3 (see Note 2).
(4)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally

403

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(5)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Security in default of interest and principal at maturity.
(9)	The rate shown is the 7-day yield as of July 31, 2021.
(10)	See Note 3 for cost of investments on a tax basis.
(11)	Company has filed for bankruptcy protection.
(12)	Security in default of interest.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$238,280,861	$—	$238,280,861
Foreign Corporate Bonds & Notes	—	53,788,471	—	53,788,471
Loans	—	—	11,705	11,705
Common Stocks	—	—	9,258	9,258
Preferred Securities/Capital Securities	—	3,364,066	—	3,364,066
U.S. Convertible Bonds & Notes	—	—	870,780	870,780
Escrows and Litigation Trusts	—	—	13,663	13,663
Short-Term Investment Securities	3,097,966	—	—	3,097,966

Total Investments at Value	$3,097,966	$295,433,398	$905,406	$299,436,770

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

404

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Banks-Commercial	9.5%
Diversified Banking Institutions	6.5
Medical-Drugs	6.4
Insurance-Life/Health	6.1
Audio/Video Products	4.6
Oil Companies-Integrated	4.3
Metal-Diversified	3.7
Electronic Components-Misc.	3.2
Import/Export	3.1
Building-Heavy Construction	2.6
Telephone-Integrated	2.6
Repurchase Agreements	2.3
Diversified Manufacturing Operations	2.3
Cellular Telecom	2.2
Food-Retail	2.2
Water	2.0
Transport-Services	1.9
Electronic Components-Semiconductors	1.7
Retail-Building Products	1.6
Insurance-Property/Casualty	1.6
Beverages-Non-alcoholic	1.6
Diversified Financial Services	1.5
Auto/Truck Parts & Equipment-Original	1.4
Private Equity	1.4
Building & Construction Products-Misc.	1.3
Building Products-Cement	1.3
Insurance-Multi-line	1.3
Electric-Generation	1.2
Investment Management/Advisor Services	1.2
Recreational Vehicles	1.2
Cosmetics & Toiletries	1.2
Chemicals-Diversified	1.1
Finance-Leasing Companies	1.1
Brewery	1.1
Electric-Integrated	1.0
Retail-Discount	1.0
Airlines	1.0
Food-Misc./Diversified	1.0
Telecom Services	0.9
Distribution/Wholesale	0.9
Tobacco	0.9
Hotels/Motels	0.8
Aerospace/Defense	0.8
Food-Catering	0.7
Airport Development/Maintenance	0.7
Metal Processors & Fabrication	0.6
Oil Companies-Exploration & Production	0.5
Coffee	0.3
U.S. Government Treasuries	0.2
Machinery-Electrical	0.2

99.8%

Country Allocation*

Japan	20.9%
United Kingdom	20.6
France	14.8
Germany	6.8
Australia	5.5
Netherlands	4.9
Ireland	4.3
Canada	3.5
Switzerland	3.2
South Korea	3.2
United States	3.0
Hong Kong	2.6
Spain	1.3
Taiwan	1.1
Finland	1.0
Norway	1.0
Jersey	0.9
Singapore	0.9
Sweden	0.3

99.8%

*	Calculated as a percentage of net assets

405

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Australia — 5.5%
Australia & New Zealand Banking Group, Ltd.	361,732	$7,366,930
Qantas Airways, Ltd.†	954,778	3,220,116
QBE Insurance Group, Ltd.	620,117	4,984,166
Telstra Corp., Ltd.	727,590	2,021,098

		17,592,310

Canada — 3.5%
BCE, Inc.	61,200	3,054,604
Magna International, Inc.	51,912	4,352,353
Suncor Energy, Inc.	192,851	3,796,425

		11,203,382

Finland — 1.0%
Fortum Oyj	117,678	3,248,325

France — 14.8%
AXA SA	205,254	5,312,895
BNP Paribas SA	92,966	5,655,930
Cie de Saint-Gobain	59,781	4,276,652
Eurazeo SE	44,810	4,334,116
Sanofi	93,731	9,658,798
TotalEnergies SE	74,178	3,234,565
Veolia Environnement SA	199,135	6,542,813
Vinci SA	77,185	8,161,012

		47,176,781

Germany — 6.8%
Allianz SE	16,416	4,088,300
Deutsche Post AG	87,824	5,947,829
LANXESS AG	47,884	3,469,522
Siemens AG	47,784	7,460,424
Siemens Energy AG†	23,032	626,966

		21,593,041

Hong Kong — 2.6%
AIA Group, Ltd.	677,200	8,123,260

Ireland — 4.3%
AIB Group PLC†	1,544,759	3,780,372
CRH PLC	83,527	4,162,724
Dalata Hotel Group PLC†	557,726	2,552,075
Kerry Group PLC, Class A (ISE)	11,709	1,736,016
Kerry Group PLC, Class A (LSE)	9,593	1,416,470

		13,647,657

Japan — 20.9%
Asahi Group Holdings, Ltd.	73,400	3,305,520
Hoya Corp.	34,400	4,856,975
ITOCHU Corp.	109,500	3,262,317
KDDI Corp.	72,300	2,206,460
Minebea Mitsumi, Inc.	201,900	5,448,058
Mitsubishi Corp.	234,000	6,597,301
Mizuho Financial Group, Inc.	161,190	2,301,408
Nippon Telegraph & Telephone Corp.	228,500	5,854,443
NSK, Ltd.	218,400	1,804,737
ORIX Corp.	194,900	3,407,122
Pan Pacific International Holdings Corp.	154,800	3,231,562
Panasonic Corp.	268,800	3,219,627
Seven & i Holdings Co., Ltd.	59,700	2,660,730
Sony Group Corp.	76,600	7,995,603
Sumitomo Mitsui Financial Group, Inc.	187,800	6,330,352
Yamaha Motor Co., Ltd.	153,800	3,848,283

		66,330,498

Security Description	Shares	Value (Note 2)
Jersey — 0.9%
Ferguson PLC	21,426	$3,003,559

Netherlands — 4.9%
ING Groep NV	790,448	10,122,103
JDE Peet’s NV	32,325	1,088,148
Koninklijke Ahold Delhaize NV	138,595	4,309,305

		15,519,556

Norway — 1.0%
DNB Bank ASA	154,918	3,174,725

Singapore — 0.9%
DBS Group Holdings, Ltd.	133,508	2,996,141

South Africa — 0.0%
Thungela Resources, Ltd.†	14,640	45,359

South Korea — 3.2%
Hana Financial Group, Inc.	126,721	4,786,469
Samsung Electronics Co., Ltd.	79,638	5,445,973

		10,232,442

Spain — 1.3%
Aena SME SA†*	12,884	2,051,838
CaixaBank SA	665,170	1,977,490

		4,029,328

Sweden — 0.3%
Skandinaviska Enskilda Banken AB, Class A	64,350	869,432

Switzerland — 3.2%
Novartis AG	59,450	5,498,875
UBS Group AG	289,813	4,778,646

		10,277,521

Taiwan — 1.1%
Lite-On Technology Corp.	1,449,000	3,326,750

United Kingdom — 20.6%
Anglo American PLC	146,403	6,485,808
AstraZeneca PLC	47,858	5,496,409
BAE Systems PLC	308,680	2,470,584
BP PLC	1,052,063	4,218,047
Coca-Cola Europacific Partners PLC	79,200	4,915,152
Compass Group PLC†	110,866	2,342,194
Imperial Brands PLC	136,599	2,926,370
Kingfisher PLC	997,333	5,105,363
Lloyds Banking Group PLC	2,281,135	1,445,432
Prudential PLC	295,205	5,548,825
Quilter PLC*	1,741,969	3,881,822
Rio Tinto PLC	61,251	5,219,992
Royal Dutch Shell PLC, Class B	131,670	2,598,754
SSE PLC	196,384	3,944,173
Unilever PLC	63,943	3,682,109
Vodafone Group PLC	3,142,808	5,040,430

		65,321,464

United States — 0.5%
Ovintiv, Inc.	57,960	1,489,882

Total Long-Term Investment Securities (cost $262,822,894)		309,201,413

406

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.2%
United States Treasury Bills 0.04% due 10/14/2021	$100,000	$99,990
0.05% due 10/14/2021	600,000	599,939

Total Short-Term Investment Securities (cost $699,931)		699,929

REPURCHASE AGREEMENTS — 2.3%
Agreement with Bank of America N.A.,bearing interest at 0.05% dated 07/30/2021, to be repurchased 08/02/2021 in the amount of $7,470,031 and collateralized by $6,139,000 of United States Treasury Bonds, bearing interest at 3.13% due 02/15/2043 and having an approximate value of $7,647,352 (cost $7,470,000)	7,470,000	7,470,000

TOTAL INVESTMENTS (cost $270,992,825)(1)	99.8%	317,371,342
Other assets less liabilities	0.2	518,120

NET ASSETS	100.0%	$317,889,462

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $5,933,660 representing 1.9% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ISE	— Irish Stock Exchange
LSE	— London Stock Exchange

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	2,689,000	USD	2,146,577	10/20/2021	$—	$(8,669)
	GBP	601,800	USD	831,777	09/15/2021	—	(4,813)
	USD	4,232,712	JPY	461,843,900	08/18/2021	—	(22,391)
	USD	1,059,965	CHF	949,400	09/15/2021	—	(10,739)
	USD	5,173,732	EUR	4,237,200	09/15/2021	—	(143,117)
	USD	1,612,648	GBP	1,139,800	09/15/2021	—	(28,158)
	USD	233,283	CAD	297,900	10/20/2021	5,485	—

						5,485	(217,887)

Barclays Bank PLC	CAD	800,300	USD	638,893	10/20/2021	—	(2,551)
	EUR	603,500	USD	736,916	09/15/2021	20,411	—
	GBP	584,300	USD	826,670	09/15/2021	14,407	—
	USD	1,882,707	HKD	14,619,900	08/18/2021	—	(1,346)
	USD	149,969	JPY	16,362,900	08/18/2021	—	(800)
	USD	662,521	SEK	5,471,100	09/15/2021	—	(26,751)

						34,818	(31,448)

Citibank N.A.	CAD	1,997,500	USD	1,594,852	10/20/2021	—	(6,153)
	EUR	1,125,300	USD	1,374,291	09/15/2021	38,279	—
	JPY	175,726,700	USD	1,610,598	08/18/2021	8,616	—
	USD	3,553,523	CHF	3,183,200	09/15/2021	—	(35,621)
	USD	2,370,813	DKK	14,441,700	09/15/2021	—	(66,121)
	USD	1,639,451	GBP	1,159,000	09/15/2021	—	(28,270)
	USD	1,607,712	AUD	2,150,600	10/20/2021	—	(28,935)

						46,895	(165,100)

Goldman Sachs International	GBP	1,952,300	USD	2,762,034	09/15/2021	48,049	—
	JPY	113,578,100	USD	1,041,235	08/18/2021	5,819	—
	USD	51,901	EUR	42,500	09/15/2021	—	(1,443)
	USD	2,177,050	CAD	2,728,700	10/20/2021	10,016	—
	USD	793,835	ILS	2,590,600	10/20/2021	8,234	—

						72,118	(1,443)

407

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
HSBC Bank USA N.A.	CAD	2,062,300	USD	1,646,283	10/20/2021	$—	$(6,660)
	GBP	2,069,900	USD	2,928,205	09/15/2021	50,739	—
	HKD	2,214,100	USD	285,120	08/18/2021	199	—
	JPY	65,373,000	USD	599,125	08/18/2021	3,163	—
	USD	5,159,304	EUR	4,224,900	09/15/2021	—	(143,293)
	USD	2,010,101	AUD	2,689,800	10/20/2021	—	(35,491)

						54,101	(185,444)

JPMorgan Chase Bank N.A.	CAD	2,015,600	USD	1,609,030	10/20/2021	—	(6,483)
	GBP	1,269,000	USD	1,795,294	09/15/2021	31,197	—
	KRW	11,893,868,700	USD	10,613,075	08/18/2021	300,204	—
	NOK	1,213,900	USD	146,732	09/15/2021	9,316	—
	USD	110,887	HKD	861,100	08/18/2021	—	(76)
	USD	2,514,036	JPY	274,151,800	08/18/2021	—	(14,777)
	USD	318,593	KRW	365,283,100	08/18/2021	—	(1,866)
	USD	485,439	SGD	649,000	08/18/2021	—	(6,465)
	USD	3,575,228	EUR	2,927,400	09/15/2021	—	(99,673)
	USD	253,447	AUD	339,100	10/20/2021	—	(4,510)
	USD	618,510	NZD	890,000	10/20/2021	1,280	—

						341,997	(133,850)

Morgan Stanley & Co. International PLC	CAD	303,200	USD	242,044	10/20/2021	—	(972)
	USD	4,855,218	JPY	529,961,600	08/18/2021	—	(23,913)
	USD	778,856	EUR	637,800	09/15/2021	—	(21,628)
	USD	759,247	GBP	536,700	09/15/2021	—	(13,155)

						—	(59,668)

NatWest Markets PLC	EUR	2,855,100	USD	3,415,256	09/15/2021	25,540	—
	GBP	958,700	USD	1,356,393	09/15/2021	23,658	—
	USD	8,387,400	CHF	7,598,000	09/15/2021	9,503	—
	USD	3,425,876	SEK	28,289,700	09/15/2021	—	(138,470)
	USD	743,168	CAD	931,000	10/20/2021	3,033	—

						61,734	(138,470)

State Street Bank & Trust Co.	CAD	3,087,900	USD	2,465,005	10/20/2021	—	(9,961)
	GBP	5,536,800	USD	7,798,401	09/15/2021	101,433	—
	HKD	5,615,100	USD	723,029	08/18/2021	451	—
	JPY	371,543,100	USD	3,376,324	08/18/2021	—	(10,786)
	USD	231,277	JPY	25,232,900	08/18/2021	—	(1,246)
	USD	28,574	EUR	23,400	09/15/2021	—	(792)
	USD	2,206,677	AUD	2,952,700	10/20/2021	—	(39,070)
	USD	1,081,661	ILS	3,531,300	10/20/2021	11,656	—

						113,540	(61,855)

Toronto Dominion Bank	EUR	666,900	USD	814,394	09/15/2021	22,617	—

UBS AG	AUD	233,300	USD	174,385	10/20/2021	3,117	—
	CAD	5,884,500	USD	4,697,547	10/20/2021	—	(18,907)
	JPY	115,035,800	USD	1,042,574	08/18/2021	—	(6,131)
	USD	6,054,752	JPY	659,953,500	08/18/2021	—	(38,397)
	USD	2,966,444	EUR	2,429,600	09/15/2021	—	(81,903)
	USD	269,877	CAD	344,000	10/20/2021	5,840	—

						8,957	(145,338)

Westpac Banking Corp.	USD	196,614	EUR	161,000	09/15/2021	—	(5,467)
	USD	139,916	GBP	98,900	09/15/2021	—	(2,431)
	USD	472,140	CAD	591,400	10/20/2021	1,870	—

						1,870	(7,898)

Unrealized Appreciation (Depreciation)						$764,132	$(1,148,401)

408

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro Currency
GBP	— Pound Sterling
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$20,828,501	$288,372,912	**	$—	$309,201,413
Short-Term Investment Securities	—	699,929		—	699,929
Repurchase Agreements	—	7,470,000		—	7,470,000

Total Investments at Value	$20,828,501	$296,542,841		$—	$317,371,342

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$764,132		$—	$764,132

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,148,401		$—	$1,148,401

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

409

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Registered Investment Companies	18.7%
Diversified Banking Institutions	9.7
Real Estate Investment Trusts	4.3
Medical-Drugs	3.0
Banks-Commercial	2.7
Oil Companies-Exploration & Production	2.3
Telephone-Integrated	2.2
Pipelines	2.0
Electronic Components-Semiconductors	1.9
Computers	1.6
Applications Software	1.6
E-Commerce/Products	1.6
Auto-Cars/Light Trucks	1.6
Web Portals/ISP	1.4
Cable/Satellite TV	1.3
Semiconductor Components-Integrated Circuits	1.2
Banks-Super Regional	1.1
Finance-Credit Card	1.1
Semiconductor Equipment	1.1
Aerospace/Defense	1.0
Insurance-Life/Health	1.0
Diversified Manufacturing Operations	1.0
Data Processing/Management	0.9
Electric-Integrated	0.9
Medical Instruments	0.9
Finance-Other Services	0.9
Oil Companies-Integrated	0.9
Retail-Apparel/Shoe	0.8
Cosmetics & Toiletries	0.8
Cellular Telecom	0.7
Software Tools	0.7
Internet Content-Entertainment	0.7
Pharmacy Services	0.7
Diversified Minerals	0.7
E-Commerce/Services	0.7
Commercial Services-Finance	0.7
Finance-Leasing Companies	0.6
Brewery	0.6
Retail-Regional Department Stores	0.6
Machinery-General Industrial	0.6
Transport-Rail	0.6
Entertainment Software	0.5
Broadcast Services/Program	0.5
Food-Misc./Diversified	0.5
Retail-Gardening Products	0.5
Investment Management/Advisor Services	0.5
Enterprise Software/Service	0.4
Building Products-Air & Heating	0.4
Medical-HMO	0.4
Athletic Footwear	0.4
Beverages-Non-alcoholic	0.4
Wireless Equipment	0.4
Independent Power Producers	0.4
Insurance-Property/Casualty	0.4
Retail-Discount	0.4
Medical Products	0.4
Diagnostic Equipment	0.4
Distribution/Wholesale	0.4
Medical-Biomedical/Gene	0.3
Computer Services	0.3
Apparel Manufacturers	0.3

Energy-Alternate Sources	0.3%
Internet Content-Information/News	0.3
Electric-Distribution	0.3
Beverages-Wine/Spirits	0.3
Retail-Building Products	0.3
Food-Confectionery	0.3
Machinery-Farming	0.3
Diversified Financial Services	0.3
Electronic Forms	0.3
Electric Products-Misc.	0.3
Casino Hotels	0.3
Building & Construction Products-Misc.	0.3
Industrial Automated/Robotic	0.3
Tobacco	0.3
Audio/Video Products	0.3
Human Resources	0.3
Banks-Fiduciary	0.3
Gold Mining	0.2
Chemicals-Diversified	0.2
Coatings/Paint	0.2
Power Converter/Supply Equipment	0.2
Retail-Jewelry	0.2
Commercial Services	0.2
Gas-Distribution	0.2
Containers-Metal/Glass	0.2
Rubber-Tires	0.2
Soap & Cleaning Preparation	0.2
Oil Refining & Marketing	0.2
Medical Labs & Testing Services	0.2
Medical-Hospitals	0.2
Non-Hazardous Waste Disposal	0.2
Retail-Auto Parts	0.2
Miscellaneous Manufacturing	0.2
Transport-Services	0.2
Metal-Diversified	0.2
Insurance Brokers	0.2
Consumer Products-Misc.	0.2
Building-Residential/Commercial	0.1
Electronic Measurement Instruments	0.1
Tools-Hand Held	0.1
Building Products-Cement	0.1
Instruments-Controls	0.1
Oil-Field Services	0.1
Rental Auto/Equipment	0.1
Retail-Restaurants	0.1
Options Purchased	0.1
Multimedia	0.1
Networking Products	0.1
Machinery-Pumps	0.1
Diagnostic Kits	0.1
Textile-Apparel	0.1
Finance-Investment Banker/Broker	0.1
Hotels/Motels	0.1
Retail-Drug Store	0.1
Office Automation & Equipment	0.1
Building & Construction-Misc.	0.1
Paper & Related Products	0.1
Import/Export	0.1
Computer Data Security	0.1
Drug Delivery Systems	0.1
Retail-Floor Coverings	0.1

410

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Airlines	0.1%
Industrial Gases	0.1
Containers-Paper/Plastic	0.1
Food-Baking	0.1
Steel-Producers	0.1
Metal-Copper	0.1
Public Thoroughfares	0.1
Transport-Truck	0.1
Machinery-Electrical	0.1
Internet Application Software	0.1
Agricultural Biotech	0.1
Advertising Agencies	0.1
Telecom Services	0.1
Computer Aided Design	0.1
Consulting Services	0.1
Publishing-Periodicals	0.1

98.7%

Country Allocation*

United States	73.4%
United Kingdom	4.6
Switzerland	3.2
Japan	2.2
Ireland	1.6
Germany	1.6
Italy	1.5
Spain	1.3
France	1.2
Canada	1.2
Cayman Islands	1.0
Netherlands	0.9
British Virgin Islands	0.7
Hong Kong	0.5
Taiwan	0.4
Australia	0.4
Sweden	0.4
Denmark	0.4
South Korea	0.3
SupraNational	0.3
Brazil	0.3
Norway	0.2
Luxembourg	0.2
India	0.2
Austria	0.2
New Zealand	0.2
Curacao	0.1
Bermuda	0.1
Israel	0.1

98.7%

Credit Quality#†

Aa	2.0%
A	17.5
Baa	71.4
Ba	8.8
Not Rated@	0.3

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

411

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 42.8%
Australia — 0.3%
Aristocrat Leisure, Ltd.	2,945	$90,351
Australia & New Zealand Banking Group, Ltd.	5,264	107,205
Beach Energy, Ltd.	52,510	46,051
BHP Group, Ltd.	10,143	397,495
BlueScope Steel, Ltd.	2,498	44,904
Commonwealth Bank of Australia	2,469	180,617
CSL, Ltd.	817	173,441
Endeavour Group, Ltd.†	1,510	7,347
Fortescue Metals Group, Ltd.	3,795	69,691
Lynas Corp., Ltd.†	13,932	76,044
Macquarie Group, Ltd.	809	93,352
Mineral Resources, Ltd.	904	42,037
National Australia Bank, Ltd.	5,560	105,871
Nordic Semiconductor ASA†	1,393	45,654
Perseus Mining, Ltd.†	27,451	33,925
REA Group, Ltd.	198	23,569
Rio Tinto, Ltd.	1,845	181,589
Vicinity Centres	25,283	28,953
Wesfarmers, Ltd.	3,005	135,025
Westpac Banking Corp.	5,503	98,632
Woodside Petroleum, Ltd.	3,936	63,350
Woolworths Group, Ltd.	1,510	43,150

		2,088,253

Austria — 0.2%
Erste Group Bank AG	25,669	995,342
OMV AG	1,519	81,973
Raiffeisen Bank International AG	2,113	49,879
Verbund AG	508	46,789

		1,173,983

Belgium — 0.0%
Anheuser-Busch InBev SA NV	1,120	70,582

Bermuda — 0.1%
Assured Guaranty, Ltd.	941	44,989
Essent Group, Ltd.	1,168	52,759
Everest Re Group, Ltd.	309	78,124
Hongkong Land Holdings, Ltd.	7,300	33,142
Invesco, Ltd.	3,328	81,137
Man Wah Holdings, Ltd.	10,400	20,883
Nordic American Tankers, Ltd.	1,488	3,884
RenaissanceRe Holdings, Ltd.	326	49,777
Signet Jewelers, Ltd.	675	43,429
Triton International, Ltd.	586	30,935

		439,059

Brazil — 0.3%
B3 SA—Brasil Bolsa Balcao	324,641	950,564
Cia de Saneamento Basico do Estado de Sao Paulo	2,526	17,198
Cia. de Saneamento do Parana (Preference Shares)	17,800	13,534
Raia Drogasil SA	128,144	621,006

		1,602,302

Canada — 0.9%
Advantage Energy, Ltd.†	11,500	43,231
ARC Resources, Ltd.	7,123	53,896
B2Gold Corp.	7,567	31,721
Ballard Power Systems, Inc.†	1,291	20,903
Bank of Montreal	1,366	135,253
Bank of Nova Scotia	1,805	112,661

Security Description	Shares	Value (Note 2)
Canada (continued)
Barrick Gold Corp.	3,111	$67,726
BCE, Inc.	3,826	190,963
BlackBerry, Ltd.†	1,704	17,346
Brookfield Asset Management, Inc., Class A	2,065	111,476
Canadian National Railway Co.	17,382	1,888,669
Canadian Natural Resources, Ltd.	2,082	68,705
Canadian Pacific Railway, Ltd.	3,222	239,248
Canadian Solar, Inc.†	331	13,323
Canfor Corp.†	604	11,663
Centerra Gold, Inc.	2,819	22,663
CI Financial Corp.	4,267	77,809
Constellation Software, Inc.	41	65,675
Crescent Point Energy Corp.	6,134	22,420
Dollarama, Inc.	4,710	221,796
Enbridge, Inc.	2,339	92,203
Equinox Gold Corp.†	1,620	11,271
First Quantum Minerals, Ltd.	2,810	60,182
Fortuna Silver Mines, Inc.†	2,643	12,562
Franco-Nevada Corp.	285	45,585
HudBay Minerals, Inc.	1,949	13,919
IAMGOLD Corp.†	4,844	13,240
Imperial Oil, Ltd.	973	26,657
Interfor Corp.	499	10,235
Keyera Corp.	1,848	49,474
Kinross Gold Corp.	7,092	46,442
Kirkland Lake Gold, Ltd.	1,058	45,242
Lundin Mining Corp.	1,416	12,905
Magna International, Inc.	981	82,248
Manulife Financial Corp.	11,007	212,800
MEG Energy Corp.†	3,896	24,857
North West Co., Inc.	545	15,883
Parex Resources, Inc.†	3,520	57,839
Quebecor, Inc., Class B	1,354	35,424
Royal Bank of Canada	1,664	168,294
Shopify, Inc., Class A†	171	256,719
Sun Life Financial, Inc.	1,357	70,678
Suncor Energy, Inc.	2,875	56,597
TC Energy Corp.	1,517	73,953
TFI International, Inc.	228	25,523
Toromont Industries, Ltd.	607	51,295
Toronto-Dominion Bank	2,553	169,743
Tourmaline Oil Corp.	1,955	53,372
TransAlta Renewables, Inc.	916	16,131
Wesdome Gold Mines, Ltd.†	3,892	39,369
West Fraser Timber Co., Ltd.	999	71,658
Whitecap Resources, Inc.	3,461	15,840

		5,355,287

Cayman Islands — 0.9%
Alibaba Group Holding, Ltd.†	81,848	2,000,074
Alibaba Group Holding, Ltd. ADR†	272	53,092
ANTA Sports Products, Ltd.	1,000	21,823
China Conch Venture Holdings, Ltd.	13,500	49,427
China Lesso Group Holdings, Ltd.	13,000	27,099
CK Asset Holdings, Ltd.	9,944	67,807
Country Garden Services Holdings Co., Ltd.	4,000	32,484
Daqo New Energy Corp. ADR†	950	56,287
Herbalife Nutrition, Ltd.†	697	35,505
JS Global Lifestyle Co., Ltd.*	8,000	20,308
NetEase, Inc. ADR	438	44,768
Sea, Ltd. ADR†	3,910	1,079,786
SITC International Holdings Co., Ltd.	7,000	28,862

412

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands (continued)
Tencent Holdings, Ltd.	27,900	$1,721,746
Wharf Real Estate Investment Co., Ltd.	10,000	56,503
Xinyi Glass Holdings, Ltd.	14,000	52,295
Xinyi Solar Holdings, Ltd.	32,000	64,337
Yadea Group Holdings, Ltd.*	14,000	24,075

		5,436,278

China — 0.0%
Xinjiang Goldwind Science & Technology Co., Ltd.	10,400	19,495

Curacao — 0.1%
Schlumberger NV	30,370	875,567

Denmark — 0.4%
AP Moller—Maersk A/S, Series B	20	55,510
Chr. Hansen Holding A/S	406	36,516
DSV PANALPINA A/S	638	155,415
Genmab A/S ADR†	2,472	111,388
GN Store Nord A/S	600	52,587
Netcompany Group A/S*	488	60,387
Novo Nordisk A/S, Class B	6,354	588,559
Orsted A/S*	507	75,404
Pandora A/S	328	42,523
Royal Unibrew A/S	42	5,697
Scandinavian Tobacco Group A/S*	681	13,967
Vestas Wind Systems A/S	31,981	1,179,219

		2,377,172

Finland — 0.0%
Neste Oyj	1,796	110,508
Nokia Oyj†	7,810	47,889
Nordea Bank Abp	4,464	52,234
UPM-Kymmene Oyj	1,505	61,537

		272,168

France — 1.0%
Air Liquide SA	861	149,675
AXA SA	4,803	124,323
BNP Paribas SA	4,239	257,895
Cie de Saint-Gobain	3,059	218,837
CNP Assurances	1,005	17,065
Danone SA	1,562	114,979
Engie SA	3,078	41,075
EssilorLuxottica SA	509	96,077
Eutelsat Communications SA	2,695	29,330
Faurecia SE	1,449	64,746
Gaztransport Et Technigaz SA	179	14,362
Hermes International	66	100,992
Ipsen SA	590	63,089
Kering SA	110	98,770
L’Oreal SA	360	164,904
Legrand SA	10,941	1,232,621
LVMH Moet Hennessy Louis Vuitton SE	955	764,247
Metropole Television SA	1,196	23,963
Orange SA	7,938	88,457
Rexel SA	2,026	42,718
Safran SA	406	53,185
Sanofi	5,330	549,246
Sartorius Stedim Biotech	139	79,323
Schneider Electric SE	8,279	1,387,263
Societe Generale SA	4,747	139,073

Security Description	Shares	Value (Note 2)
France (continued)
SOITEC†	99	$23,714
Somfy SA	122	23,321
TotalEnergies SE	7,804	340,297
Vinci SA	1,236	130,686

		6,434,233

Germany — 1.3%
adidas AG	3,657	1,328,469
Allianz SE	668	166,361
BASF SE	1,811	142,300
Bayer AG	1,144	68,228
Bayerische Motoren Werke AG	11,641	1,158,020
BioNTech SE ADR†	222	72,894
Covestro AG*	514	33,076
Daimler AG	14,136	1,262,823
Deutsche Bank AG†	10,498	132,697
Deutsche Telekom AG	4,576	95,074
Deutsche Wohnen SE	913	57,026
E.ON SE	4,413	54,291
Henkel AG & Co. KGaA (Preference Shares)	1,459	147,945
Infineon Technologies AG	24,302	926,614
Knorr-Bremse AG	8,470	960,809
Muenchener Rueckversicherungs-Gesellschaft AG	168	45,434
Porsche Automobil Holding SE (Preference Shares)	575	62,256
RWE AG	2,301	81,934
SAP SE	1,123	161,067
Sartorius AG (Preference Shares)	61	36,898
Schaeffler AG (Preference Shares)	2,709	23,601
Siemens AG	1,537	239,969
Siemens Energy AG†	498	13,556
TeamViewer AG†*	461	15,518
VERBIO Vereinigte BioEnergie AG	1,324	71,805
Volkswagen AG (Preference Shares)	1,026	250,369
Vonovia SE	787	52,468
Wacker Chemie AG	165	24,305
Zalando SE†*	4,105	456,615

		8,142,422

Guernsey — 0.0%
Amdocs, Ltd.	2,296	177,045

Hong Kong — 0.5%
AIA Group, Ltd.	131,400	1,576,191
Galaxy Entertainment Group, Ltd.†	7,000	47,625
Guangdong Investment, Ltd.	18,000	25,232
Hang Seng Bank, Ltd.	3,000	57,479
Henderson Land Development Co., Ltd.	7,000	31,323
Hong Kong & China Gas Co., Ltd.	42,735	69,653
Hong Kong Exchanges & Clearing, Ltd.	17,100	1,092,604
Sino Land Co., Ltd.	14,000	21,446
Sun Hung Kai Properties, Ltd.	5,000	71,656
Swire Pacific, Ltd., Class A	5,000	31,089
Swire Properties, Ltd.	10,400	29,597

		3,053,895

Hungary — 0.0%
Richter Gedeon Nyrt	916	25,151

India — 0.2%
HDFC Bank, Ltd. ADR	16,062	1,133,495

413

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
India (continued)
Infosys, Ltd. ADR	2,604	$57,601

		1,191,096

Ireland — 0.8%
Accenture PLC, Class A	4,279	1,359,353
Allegion PLC	754	102,996
Aon PLC, Class A	780	202,823
Bank of Ireland Group PLC†	4,318	22,917
CRH PLC	2,152	107,249
Eaton Corp. PLC	880	139,084
Horizon Therapeutics PLC†	1,492	149,230
James Hardie Industries PLC CDI	1,662	56,013
Jazz Pharmaceuticals PLC†	686	116,291
Linde PLC	642	197,344
Medtronic PLC	4,384	575,663
Seagate Technology Holdings PLC	960	84,384
Smurfit Kappa Group PLC	1,154	65,093
STERIS PLC	1,271	277,015
Trane Technologies PLC	6,000	1,221,660
Willis Towers Watson PLC	165	34,003

		4,711,118

Israel — 0.1%
Check Point Software Technologies, Ltd.†	2,006	254,962
Inmode, Ltd.†	207	23,530
NICE, Ltd. ADR†	189	52,665

		331,157

Italy — 0.5%
Anima Holding SpA*	4,767	23,536
Enel SpA	12,579	116,152
FinecoBank Banca Fineco SpA†	37,633	673,875
Intesa Sanpaolo SpA	519,346	1,434,220
Moncler SpA	2,647	182,280
Prysmian SpA	2,628	94,294
Recordati Industria Chimica e Farmaceutica SpA	1,559	96,463
Telecom Italia SpA	128,004	56,350
Terna Rete Elettrica Nazionale SpA	14,074	111,896
UniCredit SpA	10,455	125,042

		2,914,108

Japan — 2.2%
Advantest Corp.	800	70,986
Aisin Corp.	2,000	80,906
Astellas Pharma, Inc.	21,000	334,477
Bank of Kyoto, Ltd.	600	25,861
BayCurrent Consulting, Inc.	300	119,438
Bridgestone Corp.	29,300	1,289,609
Chubu Electric Power Co., Inc.	1,900	22,911
Chugai Pharmaceutical Co., Ltd.	900	33,277
Credit Saison Co., Ltd.	1,200	14,294
Dai Nippon Printing Co., Ltd.	1,300	30,613
Daiichi Sankyo Co., Ltd.	2,100	41,584
Daikin Industries, Ltd.	600	124,724
Daiwa House REIT Investment Corp.	53	157,683
Daiwa Securities Group, Inc.	13,600	71,355
Disco Corp.	100	28,618
Eisai Co., Ltd.	400	32,833
FANUC Corp.	600	134,377
Fast Retailing Co., Ltd.	100	67,847
Fujitsu, Ltd.	400	67,950

Security Description	Shares	Value (Note 2)
Japan (continued)
GS Yuasa Corp.	700	$17,947
Harmonic Drive Systems, Inc.	300	16,699
Hisamitsu Pharmaceutical Co., Inc.	1,200	52,563
Hitachi, Ltd.	1,800	103,375
Honda Motor Co., Ltd.	8,600	275,108
Hoya Corp.	900	127,072
Inpex Corp.	13,100	92,362
Isuzu Motors, Ltd.	6,100	81,223
ITOCHU Corp.	3,900	116,192
Japan Petroleum Exploration Co., Ltd.	1,700	28,165
Japan Post Bank Co., Ltd.	4,500	38,331
JFE Holdings, Inc.	1,100	13,477
JTEKT Corp.	3,100	29,410
Kajima Corp.	3,800	49,142
Kaneka Corp.	500	19,823
Kao Corp.	900	54,109
KDDI Corp.	8,000	244,145
Keyence Corp.	400	222,730
Kobe Steel, Ltd.	3,600	24,209
Koei Tecmo Holdings Co, Ltd.	1,650	77,578
Komatsu, Ltd.	4,000	104,291
Kubota Corp.	33,400	697,953
Lasertec Corp.†	400	75,263
M3, Inc.	1,200	78,606
Marubeni Corp.	8,600	73,684
Mazda Motor Corp.†	7,600	74,887
Mercari, Inc.†	700	36,500
Mitsubishi Gas Chemical Co., Inc.	900	18,785
Mitsubishi UFJ Financial Group, Inc.	51,400	272,331
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,100	16,919
Mitsui & Co., Ltd.	13,700	316,167
Mitsui Fudosan Co., Ltd.	2,200	51,515
Mizuho Financial Group, Inc.	10,400	148,487
MonotaRO Co., Ltd.	1,100	25,362
Murata Manufacturing Co., Ltd.	1,100	91,214
Nexon Co., Ltd.	1,600	33,313
NGK Spark Plug Co., Ltd.	2,700	39,771
Nidec Corp.	700	78,653
Nikon Corp.	2,100	19,557
Nintendo Co., Ltd.	200	103,047
Nippon Electric Glass Co., Ltd.	1,100	24,982
Nippon Telegraph & Telephone Corp.	8,300	212,656
Nippon Yusen KK	1,700	91,949
Nomura Holdings, Inc.	21,300	106,449
Nomura Research Institute, Ltd.	1,600	51,506
Obayashi Corp.	8,000	65,782
Odakyu Electric Railway Co., Ltd.	1,900	45,332
Olympus Corp.	1,700	35,006
Ono Pharmaceutical Co., Ltd.	6,100	139,513
Open House Co., Ltd.	600	30,311
Oracle Corp. Japan	400	29,866
Oriental Land Co., Ltd.	400	54,763
ORIX Corp.	4,400	76,918
Orix JREIT, Inc.	54	103,128
Recruit Holdings Co., Ltd.	26,900	1,391,104
Rengo Co., Ltd.	1,900	16,191
Resona Holdings, Inc.	8,400	31,656
SBI Holdings, Inc.	900	21,578
Sekisui Chemical Co., Ltd.	6,100	105,254
Seven & i Holdings Co., Ltd.	1,500	66,853
Shimano, Inc.	300	76,733
Shin-Etsu Chemical Co., Ltd.	500	81,585

414

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Shiseido Co., Ltd.	700	$46,681
SMC Corp.	1,900	1,129,046
Sojitz Corp.	5,900	18,059
Sony Group Corp.	13,900	1,450,899
Sumitomo Corp.	5,000	67,993
Sumitomo Electric Industries, Ltd.	4,200	59,696
Sumitomo Mitsui Financial Group, Inc.	3,800	128,090
Suzuki Motor Corp.	800	32,559
Sysmex Corp.	400	47,606
Taisei Corp.	1,100	37,217
Takeda Pharmaceutical Co., Ltd.	2,000	66,484
Tokuyama Corp.	800	16,962
Tokyo Electron, Ltd.	400	164,806
Toppan Printing Co., Ltd.	3,800	64,529
Tosoh Corp.	1,400	24,621
Toyo Tire Corp.	1,300	24,535
Toyota Motor Corp.	3,700	332,288
Tsumura & Co.	500	15,781
Workman Co., Ltd.	300	20,738
Yamaha Motor Co., Ltd.	2,200	55,047
Yokogawa Electric Corp.	3,200	49,158
Zenkoku Hosho Co., Ltd.	900	40,840
ZOZO, Inc.	800	27,241

		13,569,299

Jersey — 0.0%
Experian PLC	1,273	56,037
Ferguson PLC	523	73,316
Glencore PLC	17,091	76,827
Janus Henderson Group PLC	1,196	50,040
Polymetal International PLC	1,803	39,195

		295,415

Luxembourg — 0.0%
ArcelorMittal SA	1,422	49,666
InPost SA†	1,566	30,677
Subsea 7 SA	2,749	22,059
Trinseo SA	412	22,396

		124,798

Malaysia — 0.0%
Heineken Malaysia Bhd†	1,300	6,905

Malta — 0.0%
Kindred Group PLC SDR	1,646	26,962

Marshall Islands — 0.0%
International Seaways, Inc.	1,302	21,418

Mexico — 0.0%
Bolsa Mexicana de Valores SAB de CV	2,959	6,070
Kimberly-Clark de Mexico SAB de CV, Class A	14,900	24,162
Wal-Mart de Mexico SAB de CV	6,500	21,414

		51,646

Netherlands — 0.9%
ABN AMRO Bank NV CVA†*	4,886	56,759
Aegon NV	6,024	25,611
AerCap Holdings NV†	423	22,419
Airbus SE†	717	98,362
AMG Advanced Metallurgical Group NV	461	14,427

Security Description	Shares	Value (Note 2)
Netherlands (continued)
ASM International NV	277	$98,533
ASML Holding NV	4,543	3,454,492
ASR Nederland NV	1,954	80,294
BE Semiconductor Industries NV	776	68,231
Euronext NV*	1,567	174,244
Ferrari NV	262	57,168
ING Groep NV	16,752	214,518
Intertrust NV†*	775	12,805
Just Eat Takeaway.com NV†*	300	26,599
Koninklijke Ahold Delhaize NV	2,256	70,145
Koninklijke DSM NV	411	82,846
Koninklijke Philips NV	1,379	63,601
LyondellBasell Industries NV, Class A	1,355	134,592
NN Group NV	1,840	91,336
NXP Semiconductors NV	500	103,195
Prosus NV	1,246	110,562
Signify NV*	1,102	61,730
Stellantis NV	5,999	115,380
Wolters Kluwer NV	1,573	179,426

		5,417,275

New Zealand — 0.2%
Spark New Zealand, Ltd.	22,293	73,598
Xero, Ltd.†	8,790	911,011

		984,609

Norway — 0.2%
Aker BP ASA	1,381	37,309
Equinor ASA	56,760	1,110,390
Salmar ASA	375	24,881
Telenor ASA	2,929	50,855
Yara International ASA	1,130	59,511

		1,282,946

Puerto Rico — 0.0%
EVERTEC, Inc.	752	32,862
First BanCorp/Puerto Rico	3,422	41,509

		74,371

Russia — 0.0%
Lukoil PJSC ADR	370	31,779

Singapore — 0.0%
Oversea-Chinese Banking Corp., Ltd.	10,700	96,813
United Overseas Bank, Ltd.	4,400	85,177
Yangzijiang Shipbuilding Holdings, Ltd.	15,800	15,979

		197,969

South Africa — 0.0%
Anglo American Platinum, Ltd.	328	42,893
Impala Platinum Holdings, Ltd.	3,383	60,967
Northam Platinum, Ltd.†	1,006	15,866
Vodacom Group, Ltd.	4,129	36,818

		156,544

South Korea — 0.3%
Hansol Chemical Co., Ltd.	56	13,037
Hanwha Solutions Corp.†	564	19,210
Kia Corp.	959	69,912
KT&G Corp.	354	25,345
LG Corp.	355	29,131
LG Electronics, Inc.	264	36,279
NCSoft Corp.	58	41,561
Samsung Electronics Co., Ltd.	26,076	1,783,184

415

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Korea (continued)
SK Hynix, Inc.	335	$32,956

		2,050,615

Spain — 0.5%
Amadeus IT Group SA†	673	44,059
Banco Bilbao Vizcaya Argentaria SA	197,511	1,266,862
Banco Santander SA	52,886	193,478
Iberdrola SA	100,675	1,213,616
Industria de Diseno Textil SA	2,137	72,504
Mediaset Espana Comunicacion SA†	7,195	42,777
Red Electrica Corp. SA	7,281	144,075
Repsol SA	7,514	82,196
Vidrala SA	130	15,638

		3,075,205

Sweden — 0.4%
Assa Abloy AB, Class B	2,764	88,625
Atlas Copco AB, Class A	3,515	237,945
Epiroc AB, Class A	7,200	168,295
Essity AB, Class B	6,025	196,983
Evolution Gaming Group AB*	431	75,256
Hennes & Mauritz AB, Class B†	1,127	23,610
Lundin Energy AB	2,440	76,051
MIPS AB	427	44,988
Nibe Industrier AB, Class B	4,316	51,605
Sinch AB†*	780	15,775
Svenska Handelsbanken AB, Class A	100,153	1,130,694
Swedish Match AB	11,770	105,377
Telefonaktiebolaget LM Ericsson, Class B	4,726	54,490
Thule Group AB*	1,542	77,912
Volvo AB, Class B	2,924	68,960

		2,416,566

Switzerland — 2.1%
ABB, Ltd.	4,233	154,754
Alcon, Inc.	12,619	918,725
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	123	1,379,520
Chubb, Ltd.	638	107,656
Cie Financiere Richemont SA	11,426	1,463,424
Credit Suisse Group AG	17,209	172,938
Garmin, Ltd.	712	111,926
Geberit AG	146	119,893
Givaudan SA	29	144,743
Logitech International SA	432	47,225
Lonza Group AG	1,487	1,157,307
Nestle SA	22,837	2,893,757
Novartis AG	8,477	784,087
Roche Holding AG	6,515	2,519,366
Sika AG	2,980	1,049,497
Swisscom AG	141	84,835
UBS Group AG	12,944	213,430
Zurich Insurance Group AG	318	128,188

		13,451,271

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,105	2,694,967

Thailand — 0.0%
TTW PCL NVDR	80,600	28,450

Security Description	Shares	Value (Note 2)
United Kingdom — 2.8%
Admiral Group PLC	1,759	$82,986
Anglo American PLC	2,362	104,639
Ashtead Group PLC	1,388	103,978
AstraZeneca PLC	15,586	1,790,025
Auto Trader Group PLC†*	9,803	88,818
Aviva PLC	10,389	55,895
Babcock International Group PLC†	6,448	22,930
BAE Systems PLC	5,442	43,556
Barclays PLC	615,594	1,491,941
BHP Group PLC	4,222	137,115
BP PLC	59,534	238,690
British American Tobacco PLC	4,788	178,471
Britvic PLC	3,514	47,576
BT Group PLC†	8,459	20,406
Bunzl PLC	23,327	864,225
Burberry Group PLC	47,600	1,364,378
Compass Group PLC†	2,414	50,999
CVS Group PLC†	493	16,442
Diageo PLC	38,909	1,930,306
Diploma PLC	1,536	63,143
Drax Group PLC	4,482	25,099
Endava PLC ADR†	225	28,940
Future PLC	683	32,736
Gamesys Group PLC	717	18,376
Gamma Communications PLC	865	24,939
GlaxoSmithKline PLC	75,582	1,493,543
Gulf Keystone Petroleum, Ltd.	9,222	21,061
HSBC Holdings PLC (OTC US)	13,200	73,049
HSBC Holdings PLC (SEHK)	61,368	338,712
IG Group Holdings PLC	5,442	67,464
Imperial Brands PLC	2,939	62,962
Intertek Group PLC	1,063	76,163
ITV PLC†	46,765	72,872
Legal & General Group PLC	27,687	100,524
Liberty Global PLC, Class A†	1,811	48,625
Lloyds Banking Group PLC	247,675	156,938
London Stock Exchange Group PLC	455	47,358
Moneysupermarket.com Group PLC	4,579	16,161
National Grid PLC	62,100	794,469
Natwest Group PLC	30,226	84,977
Next PLC†	294	32,186
Prudential PLC	3,767	70,806
Rathbone Brothers PLC	817	21,285
Reckitt Benckiser Group PLC	13,080	1,003,891
RELX PLC	10,876	319,470
Rightmove PLC	5,484	53,508
Rio Tinto PLC	3,971	338,420
Rolls-Royce Holdings PLC†	17,965	24,887
Royal Dutch Shell PLC, Class A (LSE)	8,962	179,797
Royal Dutch Shell PLC, Class A (XAMS)	85,045	1,727,637
Royal Dutch Shell PLC, Class B	16,709	329,783
Royal Mail PLC	6,197	43,419
Spirax-Sarco Engineering PLC	184	38,377
Standard Chartered PLC	24,406	146,204
Synthomer PLC	3,349	24,636
Tronox Holdings PLC, Class A	1,403	25,857
Ultra Electronics Holdings PLC	945	41,628
Unilever PLC	11,391	655,945
Vodafone Group PLC	76,305	122,378

		17,481,601

416

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States — 25.2%
10X Genomics, Inc., Class A†	353	$64,680
3M Co.	4,848	959,613
A.O. Smith Corp.	589	41,424
Abbott Laboratories	4,963	600,424
AbbVie, Inc.	7,271	845,617
ACM Research, Inc., Class A†	194	18,015
Activision Blizzard, Inc.	13,129	1,097,847
Adobe, Inc.†	2,857	1,775,997
Advanced Micro Devices, Inc.†	2,261	240,096
AES Corp.	1,414	33,512
Affiliated Managers Group, Inc.	485	76,843
AGCO Corp.	479	63,281
Agilent Technologies, Inc.	1,123	172,077
Air Lease Corp.	497	21,053
Air Products & Chemicals, Inc.	680	197,900
Align Technology, Inc.†	300	208,740
Allison Transmission Holdings, Inc.	1,711	68,286
Allstate Corp.	321	41,746
Ally Financial, Inc.	1,422	73,034
Alnylam Pharmaceuticals, Inc.†	242	43,303
Alphabet, Inc., Class A†	1,951	5,257,028
Alphabet, Inc., Class C†	1,074	2,904,547
Altria Group, Inc.	4,799	230,544
Amazon.com, Inc.†	1,669	5,553,748
AMC Networks, Inc., Class A†	403	20,166
American Express Co.	8,431	1,437,738
American Tower Corp.	480	135,744
American Water Works Co., Inc.	1,090	185,420
Ameriprise Financial, Inc.	524	134,961
AMETEK, Inc.	711	98,865
Amgen, Inc.	2,714	655,540
Amkor Technology, Inc.	696	17,149
Amphenol Corp., Class A	1,170	84,813
Analog Devices, Inc.	619	103,633
Anthem, Inc.	286	109,827
Apple, Inc.	54,382	7,932,159
Applied Materials, Inc.	3,237	452,953
Arconic Corp.†	826	29,686
Argonaut Gold, Inc.†	10,300	27,740
Arista Networks, Inc.†	113	42,984
Arrow Electronics, Inc.†	213	25,255
Artisan Partners Asset Management, Inc., Class A	864	41,550
AT&T, Inc.	13,603	381,564
Atkore, Inc.†	521	39,132
Atlas Air Worldwide Holdings, Inc.†	356	23,841
Autodesk, Inc.†	723	232,177
Automatic Data Processing, Inc.	1,655	346,938
AutoNation, Inc.†	400	48,532
AutoZone, Inc.†	178	288,995
Avangrid, Inc.	844	44,006
Avaya Holdings Corp.†	707	17,124
Ball Corp.	6,169	498,949
Bank of America Corp.	15,523	595,462
Bank of New York Mellon Corp.	4,564	234,270
Bank OZK	1,276	51,946
Baxter International, Inc.	694	53,681
Becton Dickinson & Co.	366	93,605
BellRing Brands, Inc., Class A†	555	18,354
Berkshire Hathaway, Inc., Class B†	2,048	569,938
Bio-Techne Corp.	196	94,519
Biogen, Inc.†	190	62,079

Security Description	Shares	Value (Note 2)
United States (continued)
BlackRock, Inc.	1,729	$1,499,337
Blackstone Group, Inc., Class A	903	104,089
Boeing Co.†	603	136,567
Boise Cascade Co.	580	29,667
Booking Holdings, Inc.†	925	2,014,890
BorgWarner, Inc.	1,370	67,103
Boston Beer Co., Inc., Class A†	47	33,370
Boston Scientific Corp.†	2,141	97,630
Brighthouse Financial, Inc.†	1,014	43,663
Bristol-Myers Squibb Co.	9,062	615,038
Broadcom, Inc.	1,158	562,093
Broadridge Financial Solutions, Inc.	709	123,004
Brooks Automation, Inc.	355	31,599
Brown & Brown, Inc.	2,113	114,947
Brunswick Corp.	550	57,420
Burlington Stores, Inc.†	748	250,430
Cable One, Inc.	55	103,839
Capital One Financial Corp.	1,938	313,375
Caterpillar, Inc.	637	131,700
Celanese Corp.	521	81,156
Centene Corp.†	815	55,917
Century Communities, Inc.	451	31,322
Cerner Corp.	653	52,495
Charles Schwab Corp.	6,324	429,716
Chart Industries, Inc.†	249	38,707
Charter Communications, Inc., Class A†	986	733,633
Cheesecake Factory, Inc.†	387	17,516
Chemours Co.	1,895	63,009
Chevron Corp.	1,935	197,002
Chipotle Mexican Grill, Inc.†	43	80,128
Church & Dwight Co., Inc.	1,563	135,325
Cigna Corp.	440	100,976
Cintas Corp.	122	48,090
Cisco Systems, Inc.	12,256	678,615
Citigroup, Inc.	6,088	411,671
Clorox Co.	1,244	225,027
CME Group, Inc.	404	85,701
CNX Resources Corp.†	1,003	12,136
Coca-Cola Co.	16,208	924,342
Cognex Corp.	922	83,358
Cognizant Technology Solutions Corp., Class A	723	53,162
Cohu, Inc.†	340	12,039
Colgate-Palmolive Co.	5,562	442,179
Comcast Corp., Class A	28,154	1,656,300
Conagra Brands, Inc.	791	26,491
ConocoPhillips	27,644	1,549,723
Copart, Inc.†	1,019	149,793
Corning, Inc.	2,659	111,306
Corteva, Inc.	7,286	311,695
CoStar Group, Inc.†	660	58,641
Costco Wholesale Corp.	3,232	1,388,855
Crocs, Inc.†	195	26,483
Crowdstrike Holdings, Inc., Class A†	599	151,912
Crown Castle International Corp.	716	138,252
CSX Corp.	3,204	103,553
Curtiss-Wright Corp.	424	50,159
CVS Health Corp.	2,533	208,618
D.R. Horton, Inc.	2,055	196,109
Danaher Corp.	4,143	1,232,501
Darling Ingredients, Inc.†	347	23,967
DaVita, Inc.†	745	89,586

417

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Deckers Outdoor Corp.†	1,539	$632,298
Deere & Co.	2,765	999,796
Deluxe Corp.	664	29,150
Denbury, Inc.†	509	33,446
Devon Energy Corp.	2,732	70,595
DexCom, Inc.†	915	471,692
Diamondback Energy, Inc.	680	52,448
Digital Realty Trust, Inc.	346	53,339
Digital Turbine, Inc.†	633	39,847
Discover Financial Services	1,700	211,344
Discovery, Inc., Class A†	1,978	57,382
DocuSign, Inc.†	512	152,596
Dollar General Corp.	317	73,747
Dollar Tree, Inc.†	377	37,621
Dominion Energy, Inc.	1,825	136,638
Dow, Inc.	1,309	81,367
DraftKings, Inc., Class A†	4,328	209,908
Duke Energy Corp.	649	68,216
DuPont de Nemours, Inc.	1,048	78,652
Dynatrace, Inc.†	534	34,107
eBay, Inc.	3,962	270,248
Ecolab, Inc.	357	78,836
Edison International	572	31,174
Edwards Lifesciences Corp.†	8,244	925,554
Electronic Arts, Inc.	416	59,887
Eli Lilly & Co.	5,810	1,414,735
Emerson Electric Co.	3,801	383,483
EnerSys	198	19,535
Enphase Energy, Inc.†	662	125,515
Entegris, Inc.	356	42,948
EOG Resources, Inc.	2,235	162,842
EPAM Systems, Inc.†	215	120,357
EQT Corp.†	1,242	22,840
Equifax, Inc.	376	97,986
Equinix, Inc.	104	85,323
Equitable Holdings, Inc.	2,260	69,766
Equity LifeStyle Properties, Inc.	1,646	137,935
Estee Lauder Cos., Inc., Class A	923	308,125
Etsy, Inc.†	310	56,888
Evercore, Inc., Class A	298	39,396
Evergy, Inc.	1,765	115,113
Eversource Energy	909	78,419
Exact Sciences Corp.†	248	26,744
Exelon Corp.	1,753	82,040
Exxon Mobil Corp.	4,285	246,687
Facebook, Inc., Class A†	9,852	3,510,268
FactSet Research Systems, Inc.	514	183,642
Fastenal Co.	5,357	293,403
Federated Hermes, Inc.	2,777	90,086
FedEx Corp.	485	135,776
Fidelity National Information Services, Inc.	990	147,560
Fifth Third Bancorp	2,620	95,080
First Republic Bank	6,063	1,182,406
First Solar, Inc.†	6,786	583,867
Fiserv, Inc.†	757	87,138
Five9, Inc.†	66	13,285
Floor & Decor Holdings, Inc., Class A†	4,539	553,803
Ford Motor Co.†	31,608	440,932
Fortinet, Inc.†	307	83,578
Fox Corp., Class A	2,402	85,655

Security Description	Shares	Value (Note 2)
United States (continued)
Franklin Resources, Inc.	2,240	$66,192
Freeport-McMoRan, Inc.	10,471	398,945
Frontdoor, Inc.†	1,303	63,769
Generac Holdings, Inc.†	334	140,066
General Dynamics Corp.	493	96,643
General Electric Co.	8,971	116,174
General Mills, Inc.	2,549	150,034
General Motors Co.†	1,893	107,598
Gentex Corp.	2,971	101,103
Gilead Sciences, Inc.	3,368	230,001
Global Payments, Inc.	712	137,708
Goldman Sachs Group, Inc.	386	144,704
Graco, Inc.	885	69,101
GrafTech International, Ltd.	1,673	19,022
Gray Television, Inc.	1,461	32,390
Group 1 Automotive, Inc.	144	25,019
H&R Block, Inc.	2,771	68,028
Halozyme Therapeutics, Inc.†	1,340	55,382
Hamilton Lane, Inc., Class A	398	37,014
Harsco Corp.†	767	15,432
HCA Healthcare, Inc.	4,673	1,159,839
HEICO Corp.	282	38,141
Hershey Co.	1,971	352,572
Hess Corp.	863	65,968
Hess Midstream LP, Class A	2,682	69,410
Hewlett Packard Enterprise Co.	6,045	87,653
Hibbett Sports, Inc.	240	21,278
HollyFrontier Corp.	998	29,341
Home Depot, Inc.	4,165	1,366,911
Honeywell International, Inc.	3,493	816,628
Houlihan Lokey, Inc.	775	69,053
Howmet Aerospace, Inc.†	830	27,241
HP, Inc.	7,052	203,591
Humana, Inc.	168	71,544
Huntington Bancshares, Inc.	7,201	101,390
IAC/InterActiveCorp†	218	29,929
IDEX Corp.	822	186,339
IDEXX Laboratories, Inc.†	1,167	791,845
Illinois Tool Works, Inc.	1,421	322,098
Illumina, Inc.†	161	79,816
Incyte Corp.†	1,850	143,098
Inovalon Holdings, Inc., Class A†	1,005	38,069
Intel Corp.	11,559	620,949
Intercontinental Exchange, Inc.	777	93,108
International Business Machines Corp.	1,754	247,244
International Flavors & Fragrances, Inc.	224	33,743
International Paper Co.	7,855	453,705
Interpublic Group of Cos., Inc.	1,214	42,927
Intuit, Inc.	2,115	1,120,887
Intuitive Surgical, Inc.†	180	178,463
IQVIA Holdings, Inc.†	277	68,613
Jack Henry & Associates, Inc.	581	101,146
JB Hunt Transport Services, Inc.	230	38,744
Johnson & Johnson	13,135	2,261,847
JPMorgan Chase & Co.	18,623	2,826,599
KeyCorp	2,633	51,765
Keysight Technologies, Inc.†	744	122,425
Kimberly-Clark Corp.	3,202	434,575
Kinder Morgan, Inc.	3,629	63,072
KLA Corp.	895	311,603
Kontoor Brands, Inc.	500	27,690

418

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Kraft Heinz Co.	941	$36,200
Kroger Co.	1,004	40,863
Kulicke & Soffa Industries, Inc.	931	50,609
L3Harris Technologies, Inc.	299	67,795
Lam Research Corp.	1,854	1,181,758
Las Vegas Sands Corp.†	746	31,593
Lear Corp.	303	53,019
Lennar Corp., Class A	1,290	135,644
Lennox International, Inc.	143	47,108
Liberty Broadband Corp., Class C†	640	113,594
Liberty Media Corp. — Liberty Formula One, Series C†	1,283	60,211
Lithia Motors, Inc.	42	15,843
Lockheed Martin Corp.	262	97,378
Louisiana-Pacific Corp.	1,440	79,834
Lowe’s Cos., Inc.	2,108	406,191
Lululemon Athletica, Inc.†	1,121	448,591
M/I Homes, Inc.†	292	18,895
Malibu Boats, Inc., Class A†	368	30,787
Marathon Petroleum Corp.	1,101	60,797
MarineMax, Inc.†	340	18,289
Marriott International, Inc., Class A†	639	93,281
Marriott Vacations Worldwide Corp.†	146	21,516
Marsh & McLennan Cos., Inc.	2,352	346,261
Marvell Technology, Inc.	2,843	172,030
Masco Corp.	1,274	76,071
MasTec, Inc.†	198	20,044
Mastercard, Inc., Class A	4,220	1,628,667
Match Group, Inc.†	1,905	303,409
MaxLinear, Inc.†	600	28,938
McDonald’s Corp.	2,134	517,943
McKesson Corp.	247	50,346
MDC Holdings, Inc.	787	41,963
MercadoLibre, Inc.†	902	1,414,967
Merck & Co., Inc.	13,797	1,060,575
Meritage Homes Corp.†	404	43,866
Meritor, Inc.†	919	22,359
MetLife, Inc.	1,916	110,553
Mettler-Toledo International, Inc.†	66	97,265
MGIC Investment Corp.	4,853	67,166
Microchip Technology, Inc.	502	71,846
Micron Technology, Inc.†	8,831	685,109
Microsoft Corp.	29,431	8,385,186
Moderna, Inc.†	1,106	391,082
Mondelez International, Inc., Class A	2,556	161,693
Monolithic Power Systems, Inc.	105	47,172
Monster Beverage Corp.†	2,219	209,296
Moody’s Corp.	3,196	1,201,696
Moog, Inc., Class A	252	19,623
Morgan Stanley	15,308	1,469,262
Mosaic Co.	1,976	61,710
MSCI, Inc.	224	133,495
Nasdaq, Inc.	4,786	893,690
National Fuel Gas Co.	329	16,920
Netflix, Inc.†	1,324	685,263
Newmont Corp.	1,377	86,503
Nexstar Media Group, Inc., Class A	549	80,741
NextEra Energy, Inc.	12,617	982,864
NIKE, Inc., Class B	7,804	1,307,248
Norfolk Southern Corp.	391	100,812
Northern Trust Corp.	1,043	117,703
Northrop Grumman Corp.	181	65,707

Security Description	Shares	Value (Note 2)
United States (continued)
NortonLifeLock, Inc.	3,441	$85,406
Novavax, Inc.†	914	163,908
NVIDIA Corp.	7,752	1,511,562
NVR, Inc.†	103	537,928
O’Reilly Automotive, Inc.†	1,234	745,139
Oasis Petroleum, Inc.	189	17,333
Okta, Inc.†	363	89,948
Old Dominion Freight Line, Inc.	361	97,163
Omnicell, Inc.†	100	14,650
Omnicom Group, Inc.	3,343	243,437
Oracle Corp.	6,963	606,756
Organon & Co.†	769	22,309
Otis Worldwide Corp.	5,347	478,824
Ovintiv, Inc.	1,627	41,749
Pacira BioSciences, Inc.†	702	41,374
Palo Alto Networks, Inc.†	416	166,005
Parker-Hannifin Corp.	3,297	1,028,763
Paychex, Inc.	1,519	172,893
Paycom Software, Inc.†	100	40,000
PayPal Holdings, Inc.†	3,755	1,034,615
Peloton Interactive, Inc., Class A†	372	43,915
PepsiCo, Inc.	9,167	1,438,761
Pfizer, Inc.	19,910	852,347
Philip Morris International, Inc.	9,291	929,936
Phillips 66	600	44,058
Pinterest, Inc., Class A†	637	37,519
Pioneer Natural Resources Co.	596	86,641
PNC Financial Services Group, Inc.	1,456	265,589
Pool Corp.	186	88,875
PotlatchDeltic Corp.	696	36,150
Power Integrations, Inc.	273	26,478
PRA Group, Inc.†	546	21,179
Principal Financial Group, Inc.	1,184	73,562
Procter & Gamble Co.	11,324	1,610,613
Progressive Corp.	798	75,938
Prologis, Inc.	1,000	128,040
Prudential Financial, Inc.	1,133	113,617
Public Storage	282	88,119
Qorvo, Inc.†	344	65,219
QUALCOMM, Inc.	3,734	559,353
Qualys, Inc.†	249	25,288
Radian Group, Inc.	3,108	70,179
Range Resources Corp.†	1,472	22,419
Raytheon Technologies Corp.	1,852	161,031
Regeneron Pharmaceuticals, Inc.†	95	54,588
Regions Financial Corp.	1,733	33,360
Reinsurance Group of America, Inc.	241	26,553
Republic Services, Inc.	1,129	133,628
ResMed, Inc.	473	128,561
Revolve Group, Inc.†	601	41,836
RingCentral, Inc., Class A†	131	35,012
Roper Technologies, Inc.	390	191,623
Ross Stores, Inc.	600	73,614
RPM International, Inc.	2,003	173,440
S&P Global, Inc.	735	315,109
salesforce.com, Inc.†	3,426	828,852
SBA Communications Corp.	176	60,014
Schnitzer Steel Industries, Inc., Class A	354	18,557
Sealed Air Corp.	9,275	526,356
SEI Investments Co.	1,189	72,291
Sempra Energy	714	93,284
ServiceNow, Inc.†	233	136,978

419

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Sherwin-Williams Co.	2,696	$784,617
Shoals Technologies Group, Inc., Class A†	1,024	29,788
Simon Property Group, Inc.	1,755	222,043
Simulations Plus, Inc.	269	12,694
Skyworks Solutions, Inc.	818	150,929
Snap, Inc., Class A†	1,919	142,812
SolarEdge Technologies, Inc.†	531	137,784
Sorrento Therapeutics, Inc.†	4,027	33,062
Southern Co.	1,644	105,002
Southwest Airlines Co.†	10,879	549,607
Southwestern Energy Co.†	2,681	12,628
Splunk, Inc.†	258	36,631
Square, Inc., Class A†	2,037	503,669
SS&C Technologies Holdings, Inc.	715	56,049
STAAR Surgical Co.†	113	14,455
Stanley Black & Decker, Inc.	760	149,758
Starbucks Corp.	1,421	172,552
State Street Corp.	2,781	242,336
Steel Dynamics, Inc.	5,410	348,674
Stryker Corp.	1,002	271,482
Synchrony Financial	1,885	88,633
Sysco Corp.	750	55,650
T-Mobile US, Inc.†	518	74,602
T. Rowe Price Group, Inc.	1,140	232,742
Take-Two Interactive Software, Inc.†	234	40,580
Target Corp.	1,553	405,411
TechTarget, Inc.†	232	16,955
TEGNA, Inc.	2,643	46,834
Tempur Sealy International, Inc.	1,039	44,958
Teradyne, Inc.	347	44,069
Terreno Realty Corp.	264	18,047
Tesla, Inc.†	1,373	943,526
Texas Instruments, Inc.	7,317	1,394,767
Thermo Fisher Scientific, Inc.	1,689	912,077
TJX Cos., Inc.	1,722	118,491
Toll Brothers, Inc.	633	37,518
TopBuild Corp.†	2,012	407,812
Toro Co.	951	108,167
Tractor Supply Co.	1,895	342,862
Trade Desk, Inc., Class A†	790	64,709
TransDigm Group, Inc.†	89	57,057
Travel & Leisure Co.	468	24,242
Trex Co., Inc.†	449	43,598
Trimble, Inc.†	6,444	550,962
Truist Financial Corp.	5,591	304,318
Twilio, Inc., Class A†	255	95,265
Twitter, Inc.†	2,443	170,399
Tyler Technologies, Inc.†	93	45,816
Uber Technologies, Inc.†	5,032	218,691
Ubiquiti, Inc.	139	43,521
Ultra Clean Holdings, Inc.†	477	25,763
Union Pacific Corp.	4,363	954,450
United Parcel Service, Inc., Class B	2,660	509,018
UnitedHealth Group, Inc.	6,136	2,529,382
Universal Display Corp.	252	59,091
Unum Group	2,515	68,911
US Bancorp	12,601	699,860
Valero Energy Corp.	617	41,320
Valvoline, Inc.	1,611	49,425
Veeva Systems, Inc., Class A†	471	156,706
Ventas, Inc.	817	48,840
VeriSign, Inc.†	272	58,853

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
Verisk Analytics, Inc.	1,204	$228,688
Verizon Communications, Inc.	12,636	704,836
Vertex Pharmaceuticals, Inc.†	334	67,328
Vertiv Holdings Co.	8,700	243,948
VF Corp.	600	48,120
Viatris, Inc.	6,662	93,734
Virtus Investment Partners, Inc.	66	18,225
Visa, Inc., Class A	11,287	2,781,004
Vontier Corp.	3,031	98,053
Vulcan Materials Co.	4,514	812,475
Walgreens Boots Alliance, Inc.	961	45,311
Walmart, Inc.	1,218	173,626
Walt Disney Co.†	3,509	617,654
Waste Management, Inc.	2,093	310,308
Waters Corp.†	257	100,181
WEC Energy Group, Inc.	340	32,008
Wells Fargo & Co.	9,910	455,265
Welltower, Inc.	973	84,515
Werner Enterprises, Inc.	664	30,351
WESCO International, Inc.†	540	57,483
West Pharmaceutical Services, Inc.	1,201	494,488
Western Digital Corp.†	1,845	119,796
Western Union Co.	4,392	101,938
Weyerhaeuser Co.	3,922	132,289
Whirlpool Corp.	285	63,139
Whiting Petroleum Corp.†	372	17,447
Workday, Inc., Class A†	372	87,197
WW Grainger, Inc.	669	297,424
Wyndham Hotels & Resorts, Inc.	7,776	560,339
Xilinx, Inc.	413	61,884
XPO Logistics, Inc.†	1,561	216,495
YETI Holdings, Inc.†	705	67,913
Yum! Brands, Inc.	590	77,520
Zebra Technologies Corp., Class A†	1,181	652,479
Zimmer Biomet Holdings, Inc.	1,286	210,158
Zoetis, Inc.	603	122,228
Zoom Video Communications, Inc., Class A†	243	91,878
Zscaler, Inc.†	216	50,957

		157,670,041

Total Common Stocks (cost $227,321,412)		267,801,023

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
United States — 1.3%
M&T Bank Corp. Series F 5.13% due 11/01/2026(1)	$617,000	685,902
Progressive Corp. Series B 5.38% due 03/15/2023(1)	1,507,000	1,574,815
Prudential Financial, Inc. 4.50% due 09/15/2047	642,000	702,097
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	813,000	869,910
State Street Corp. Series H 5.63% due 12/15/2023(1)	362,000	386,348
Truist Financial Corp. Series N 4.80% due 09/01/2024(1)	3,592,000	3,820,774

Total Preferred Securities/Capital Securities (cost $7,525,980)		8,039,846

420

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 7.7%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	$419,000	$429,745

British Virgin Islands — 0.7%
TSMC Global, Ltd. Company Guar. Notes 1.25% due 04/23/2026*	4,602,000	4,604,393

Canada — 0.3%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	904,000	945,166
CCL Industries, Inc. Senior Notes 3.05% due 06/01/2030*	765,000	816,260

		1,761,426

Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	303,000	314,002

France — 0.2%
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	1,434,000	1,502,728

Germany — 0.3%
Deutsche Bank AG Senior Notes 3.04% due 05/28/2032	1,743,000	1,800,745

Ireland — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	3,503,000	3,481,160
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,498,000	1,835,702

		5,316,862

Italy — 1.0%
UniCredit SpA Senior Notes 3.13% due 06/03/2032*	5,924,000	6,036,491

Luxembourg — 0.2%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 3.50% due 03/21/2026	1,049,000	1,156,612

Panama — 0.0%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	64,000	72,160

Spain — 0.8%
Banco Santander SA Sub. Notes 2.75% due 12/03/2030	3,600,000	3,627,217
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,041,000	1,307,177

		4,934,394

Security Description	Principal Amount	Value (Note 2)
SupraNational — 0.3%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*	$108,000	$119,361
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.88% due 06/18/2026*	1,592,000	1,780,454

		1,899,815

Switzerland — 1.1%
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*	4,619,000	4,819,411
UBS Group AG Senior Notes 1.36% due 01/30/2027*	624,000	621,886
UBS Group AG Senior Notes 3.13% due 08/13/2030*	1,348,000	1,462,887

		6,904,184

United Kingdom — 1.8%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	2,653,000	2,718,280
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	1,169,000	1,213,865
HSBC Holdings PLC Senior Notes 2.80% due 05/24/2032	2,819,000	2,920,556
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	3,238,000	3,255,293
Natwest Group PLC Senior Notes 3.07% due 05/22/2028	729,000	778,169
Natwest Group PLC Senior Notes 4.80% due 04/05/2026	642,000	737,103

		11,623,266

Total Foreign Corporate Bonds & Notes (cost $47,046,151)		48,356,823

U.S. CORPORATE BONDS & NOTES — 28.1%
United States — 28.1%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	1,886,000	2,068,567
AES Corp. Senior Notes 2.45% due 01/15/2031*	1,179,000	1,190,789
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,278,000	2,431,651
American Tower Corp. Senior Notes 2.10% due 06/15/2030	3,150,000	3,149,719
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	1,505,000	1,726,732

421

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	$1,391,000	$1,697,917
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	716,000	753,590
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	4,523,000	4,799,530
AT&T, Inc. Senior Notes 4.85% due 03/01/2039	990,000	1,213,848
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	348,813
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	2,482,000	2,428,559
Bank of America Corp. Senior Notes 2.69% due 04/22/2032	3,277,000	3,420,997
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	3,732,000	3,959,881
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,058,000	1,524,134
Boeing Co. Senior Notes 2.20% due 02/04/2026	6,062,000	6,115,350
Boston Properties LP Senior Notes 2.55% due 04/01/2032	1,819,000	1,870,639
Boston Properties LP Senior Notes 3.25% due 01/30/2031	2,234,000	2,429,737
Boston Properties LP Senior Notes 3.40% due 06/21/2029	750,000	825,012
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	2,423,000	2,545,277
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	2,944,000	2,974,505
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.90% due 06/01/2052	699,000	723,371
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	700,000	772,146
Cigna Corp. Senior Notes 2.38% due 03/15/2031	3,524,000	3,640,944
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	812,000	899,290

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Cox Communications, Inc. Senior Notes 3.60% due 06/15/2051*	$1,718,000	$1,830,185
Crown Castle International Corp. Senior Notes 2.10% due 04/01/2031	1,389,000	1,373,637
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	3,419,000	3,424,653
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	466,000	620,312
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026	1,490,000	1,736,351
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	761,851
Diamondback Energy, Inc. Company Guar. Notes 3.13% due 03/24/2031	2,308,000	2,420,245
Digital Realty Trust LP Company Guar. Notes 3.60% due 07/01/2029	3,230,000	3,636,626
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	561,000	629,122
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	2,339,000	2,509,574
Electronic Arts, Inc. Senior Notes 1.85% due 02/15/2031	2,147,000	2,129,262
Enable Midstream Partners LP Senior Notes 4.40% due 03/15/2027	712,000	793,107
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	750,000	892,992
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,972,000	2,137,155
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	1,661,000	1,669,128
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	2,038,000	2,055,729
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	1,548,000	1,606,689
Eversource Energy Senior Notes 1.65% due 08/15/2030	232,000	226,151
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	2,334,000	2,369,321
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	2,754,000	2,996,778

422

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Flowers Foods, Inc. Senior Notes 2.40% due 03/15/2031	$496,000	$504,201
General Motors Co. Senior Notes 5.20% due 04/01/2045	2,989,000	3,734,599
Hess Corp. Senior Notes 4.30% due 04/01/2027	2,965,000	3,312,764
Hess Corp. Senior Notes 5.80% due 04/01/2047	917,000	1,193,233
High Street Funding Trust II Senior Notes 4.68% due 02/15/2048*	395,000	497,297
Highwoods Realty LP Senior Notes 4.20% due 04/15/2029	439,000	501,559
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	1,487,000	1,500,011
JPMorgan Chase & Co. Senior Notes 1.95% due 02/04/2032	726,000	715,902
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	5,369,000	5,578,725
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,124,082
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	2,918,000	3,525,378
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	1,509,000	1,575,562
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	1,000,000	1,110,516
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	864,000	990,532
Mid-America Apartments LP Senior Notes 2.75% due 03/15/2030	894,000	947,554
Mid-America Apartments LP Senior Notes 4.20% due 06/15/2028	870,000	1,015,861
Morgan Stanley Senior Notes 1.59% due 05/04/2027	2,309,000	2,343,139
Morgan Stanley Senior Notes 1.93% due 04/28/2032	858,000	842,202
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,439,000	1,515,351
Motorola Solutions, Inc. Senior Notes 2.75% due 05/24/2031	2,313,000	2,396,552
MPLX LP Senior Notes 4.50% due 04/15/2038	750,000	865,161

Security Description	Principal Amount	Value (Note 2)
United States (continued)
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	$1,408,000	$1,354,320
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	2,326,000	2,376,058
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	1,102,000	1,203,798
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,013,000	1,005,403
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	2,500,000	2,600,087
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	250,000	285,001
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	2,318,000	2,446,609
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	419,000	379,865
Phillips 66 Partners LP Senior Notes 3.75% due 03/01/2028	3,171,000	3,512,511
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	699,000	724,074
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	501,000	536,966
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	417,000	451,875
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	2,553,000	2,736,086
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	885,000	928,971
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	686,000	660,445
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	2,408,000	2,375,470
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	2,072,000	2,348,345
Sempra Energy Senior Notes 3.80% due 02/01/2038	887,000	1,006,931
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	750,000	775,007
Southern California Edison Co. 1st Mtg. Bonds 4.20% due 03/01/2029	1,000,000	1,139,091

423

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	$3,816,000	$4,308,607
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	2,428,000	2,357,865
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	3,368,000	3,660,646
VMware, Inc. Senior Notes 1.80% due 08/15/2028	4,549,000	4,561,920
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,677,000	2,857,911
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	1,888,000	2,051,161
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	1,000,000	1,091,908
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	680,000	696,161

Total U.S. Corporate Bonds & Notes (cost $169,789,573)		175,553,139

Security Description	Shares	Value (Note 2)
OPTIONS—PURCHASED†(2) — 0.1%
Exchanged-Traded Put Options —Purchased (cost $2,411,573)	267	$848,047

EXCHANGE-TRADED FUNDS — 0.0%
iShares Core S&P 500 ETF (cost $47,596)	160	70,463

Total Long-Term Investment Securities (cost $454,142,285)		500,669,341

SHORT-TERM INVESTMENT SECURITIES — 18.7%
Registered Investment Companies — 18.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04%(3) (cost $117,181,860)	117,149,036	117,172,466

TOTAL INVESTMENTS (cost $571,324,145) (4)	98.7%	617,841,807
Other assets less liabilities	1.3	7,941,203

NET ASSETS	100.0%	$625,783,010

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $38,960,006 representing 6.2% of net assets.
(1)	Perpetual maturity — maturity date reflects the next call date.

(2)	Options — Purchased

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	August 2021	$3,550	225	$98,893,350	$851,337	$39,938	$(811,399)
S&P 500 Index	September 2021	3,550	240	105,486,240	744,893	186,000	(558,893)
S&P 500 Index	October 2021	3,690	267	117,353,442	815,343	622,110	(193,233)

					$2,411,573	$848,048	$(1,563,525)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of July 31, 2021.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

LSE — London Stock Exchange

NVDR — Non-Voting Depositary Receipt

OTC — Over the Counter

SDR — Swedish Depositary Receipt

SEHK — Hong Kong Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

424

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

25	Long	S&P/Toronto Stock Exchange 60 Index	September 2021	$4,756,359	$4,858,929	$102,570

587	Long	S&P 500 E-Mini Index	September 2021	124,382,345	128,831,825	4,449,480

30	Long	Nasdaq 100 E-Mini Index	September 2021	8,971,399	8,973,450	2,051

359	Long	U.S. Treasury Long Bonds	September 2021	56,046,634	59,134,031	3,087,397

35	Long	U.S. Treasury 5 Year Notes	September 2021	4,331,412	4,355,587	24,175

29	Short	FTSE 100 Index	September 2021	2,842,340	2,807,103	35,237

51	Short	E-Mini Russell 2000 Index	September 2021	5,879,784	5,665,080	214,704

190	Short	MSCI Emerging Markets Index	September 2021	12,196,132	12,138,150	57,982

						$7,973,596

						Unrealized (Depreciation)

500	Long	Euro Stoxx 50 Index	September 2021	$24,377,143	$24,244,103	$(133,040)

17	Long	Topix Index	September 2021	3,032,474	2,952,158	(80,316)

10	Long	Nikkei 225 E-Mini Index	September 2021	2,659,901	2,499,868	(160,033)

159	Long	U.S. Treasury 2 Year Notes	September 2021	35,087,078	35,084,344	(2,734)

79	Short	U.S. Ultra Bond	September 2021	11,425,856	11,869,750	(443,894)

768	Short	U.S. Treasury 10 Year Notes	September 2021	101,410,212	103,260,000	(1,849,788)

77	Short	U.S. Treasury 2 Year Notes	September 2021	16,981,988	16,990,531	(8,543)

						$(2,678,348)

		Net Unrealized Appreciation (Depreciation)				$5,295,248

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	29,837	NZD	31,512	08/24/2021	$—	$(115)
	AUD	29,837	NZD	31,512	08/24/2021	170	—
	MXN	303,000	USD	15,103	08/24/2021	—	(76)

						170	(191)

Barclays Bank PLC	BRL	47,841,000	USD	9,230,369	08/03/2021	44,750	—
	CLP	1,400,132,000	USD	1,841,794	08/11/2021	—	(2,675)
	CZK	16,376,000	USD	750,604	08/24/2021	—	(10,918)
	GBP	520,000	EUR	605,326	08/24/2021	3,772	—
	GBP	520,000	EUR	605,326	08/24/2021	—	(8,248)
	GBP	596,000	USD	823,263	08/24/2021	—	(5,217)
	ILS	8,842,000	USD	2,681,471	08/24/2021	—	(54,145)
	USD	9,341,026	BRL	47,841,000	08/03/2021	—	(155,407)
	USD	14,893	MYR	62,000	08/11/2021	—	(261)
	USD	681,824	PHP	34,456,000	08/11/2021	7,737	—
	USD	8,630,760	RUB	635,665,000	08/11/2021	53,087	—
	USD	2,627,736	CZK	57,164,000	08/24/2021	30,524	—
	USD	1,902,561	BRL	9,880,000	09/02/2021	—	(13,269)
	USD	9,194,269	BRL	47,841,000	09/02/2021	—	(45,925)
	ZAR	39,060,000	USD	2,684,620	08/24/2021	25,581	—

						165,451	(296,065)

425

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	HUF	209,235,000	USD	683,498	08/24/2021	$—	$(8,134)
	NZD	3,800,000	USD	2,646,071	08/24/2021	—	(1,218)
	THB	84,930,000	USD	2,581,702	08/24/2021	—	(1,985)
	TWD	311,000	USD	11,184	08/11/2021	51	—
	USD	2,537,772	AUD	3,441,000	08/24/2021	—	(12,341)
	USD	10,527,284	JPY	1,155,389,534	08/24/2021	6,106	—
	USD	752,008	SGD	1,022,000	08/24/2021	2,243	—
	USD	613,814	THB	20,234,000	08/24/2021	1,732	—

						10,132	(23,678)

Morgan Stanley and Co. International PLC	BRL	11,628,000	USD	2,270,384	08/03/2021	37,773	—
	CAD	16,468,392	AUD	17,595,000	08/24/2021	—	(98,995)
	CAD	16,468,392	AUD	17,595,000	08/24/2021	—	(187,388)
	CHF	169,746	GBP	134,353	08/24/2021	1,870	—
	CHF	169,746	GBP	134,353	08/24/2021	—	(2,598)
	CHF	2,044,000	USD	2,228,022	08/24/2021	—	(29,620)
	CLP	2,060,923,000	USD	2,794,889	08/04/2021	79,261	—
	CLP	2,060,923,000	USD	2,688,640	09/13/2021	—	(23,813)
	INR	202,824,000	USD	2,719,914	08/11/2021	—	(5,163)
	JPY	36,201,448	EUR	280,078	08/24/2021	1,745	—
	JPY	36,201,448	EUR	280,078	08/24/2021	593	—
	PHP	130,677,000	USD	2,667,830	08/11/2021	52,616	—
	TWD	76,545,000	USD	2,728,974	08/11/2021	—	(11,094)
	USD	2,228,013	BRL	11,628,000	08/03/2021	4,599	—
	USD	2,691,906	CLP	2,060,923,000	08/04/2021	23,722	—
	USD	2,717,379	COP	10,211,910,000	08/11/2021	—	(85,181)
	USD	818,526	MYR	3,464,000	08/11/2021	—	(1,029)
	USD	2,226,360	RUB	165,118,000	08/11/2021	29,324	—
	USD	2,736,983	CAD	3,439,000	08/24/2021	19,449	—
	USD	2,666,922	NZD	3,820,000	08/24/2021	—	(5,699)
	USD	5,063,806	PLN	19,731,000	08/24/2021	58,160	—
	USD	721,284	SEK	6,234,750	08/24/2021	3,100	—

						312,212	(450,580)

UBS AG	BRL	13,468,000	USD	2,629,647	08/03/2021	43,750	—
	BRL	22,745,000	USD	4,440,995	08/03/2021	73,885	—
	CAD	2,764,658	MXN	44,609,000	08/24/2021	21,272	—
	CAD	5,601,067	MXN	88,228,000	08/24/2021	—	(14,474)
	CAD	2,764,658	MXN	44,609,000	08/24/2021	—	(2,471)
	CAD	5,601,067	MXN	88,228,000	08/24/2021	—	(55,026)
	CHF	1,529,000	USD	1,661,539	08/24/2021	—	(27,275)
	CLP	8,484,000	USD	11,721	08/11/2021	544	—
	EUR	1,883,000	USD	2,222,684	08/24/2021	—	(11,929)
	EUR	6,636,000	USD	7,815,987	08/24/2021	—	(59,155)
	INR	152,442,000	USD	2,043,527	08/11/2021	—	(4,634)
	KRW	3,143,765,000	USD	2,730,503	08/11/2021	4,307	—
	PLN	1,859,000	USD	476,847	08/24/2021	—	(5,731)
	SGD	7,270,000	USD	5,336,074	08/24/2021	—	(29,290)
	USD	2,715,869	BRL	13,468,002	08/03/2021	—	(129,972)
	USD	4,594,996	BRL	22,745,000	08/03/2021	—	(227,886)
	USD	1,957,940	COP	7,665,335,000	08/11/2021	17,859	—
	USD	2,675,563	INR	200,092,000	08/11/2021	12,808	—
	USD	2,725,038	IDR	40,019,914,000	08/12/2021	45,583	—
	USD	3,688,042	CAD	4,715,000	08/24/2021	91,130	—
	USD	266,328	DKK	1,682,000	08/24/2021	1,987	—
	USD	780,036	GBP	569,000	08/24/2021	10,912	—
	USD	2,613,124	HUF	798,989,000	08/24/2021	27,958	—
	USD	905,614	JPY	99,672,870	08/24/2021	3,078	—
	USD	918,843	JPY	101,183,065	08/24/2021	3,617	—
	USD	919,368	JPY	101,183,065	08/24/2021	3,092	—
	USD	16,811	NOK	150,000	08/24/2021	169	—
	USD	360,516	SEK	3,117,375	08/24/2021	1,676	—
	USD	360,973	SEK	3,117,375	08/24/2021	1,219	—
	USD	480,385	SEK	4,156,500	08/24/2021	2,538	—
	USD	75,295	SEK	656,000	08/24/2021	923	—

						368,307	(567,843)

Net Unrealized Appreciation/(Depreciation)						$856,272	$(1,338,357)

426

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

AUD	— Australian Dollar	HUF	— Hungarian Forint	PHP	— Philippine Peso
BRL	— Brazilian Real	IDR	— Indonesian Rupiah	PLN	— Polish Zloty
CAD	— Canadian Dollar	ILS	— Israeli Shekel	RUB	— New Russian Ruble
CHF	— Swiss Franc	INR	— Indian Rupee	SEK	— Swedish Krona
CLP	— Chilean Peso	JPY	— Japanese Yen	SGD	— Singapore Dollar
COP	— Colombian Peso	KRW	— South Korean Won	THB	— Thai Baht
CZK	— Czech Koruna	MXN	— Mexican Peso	TWD	— Taiwan Dollar
DKK	— Danish Krone	MYR	— Malaysian Ringgit	USD	— United States Dollar
EUR	— Euro Dollar	NOK	— Norwegian Krone	ZAR	— South African Rand
GBP	— British Pound Sterling	NZD	— New Zealand Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$177,038,269	$90,762,754	**	$—	$267,801,023
Preferred Securities/Capital Securities	—	8,039,846		—	8,039,846
Foreign Corporate Bonds & Notes	—	48,356,823		—	48,356,823
U.S. Corporate Bonds & Notes	—	175,553,139		—	175,553,139
Options-Purchased	848,047	—		—	848,047
Exchange-Traded Funds	70,463	—		—	70,463
Short-Term Investment Securities	117,172,466	—		—	117,172,466

Total Investments at Value	$295,129,245	$322,712,562		$—	$617,841,807

Other Financial Instruments:†
Future Contracts	$7,938,359	$35,237	**	$—	$7,973,596
Forward Foreign Currency Contracts	—	856,272		—	856,272

	$7,938,359	$891,509		$—	$8,829,868

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,304,959	$373,389	**	$—	$2,678,348
Forward Foreign Currency Contracts	—	1,338,357		—	1,338,357

	$2,304,959	$1,711,746		$—	$4,016,705

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized/depreciation as of the end of the reporting period.

See Notes to Financial Statements

427

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	7.7%
Real Estate Investment Trusts	7.0
Banks-Commercial	6.8
Exchange-Traded Funds	4.3
Repurchase Agreements	3.9
Medical Products	2.4
Enterprise Software/Service	2.3
Medical-Drugs	2.0
Oil Companies-Exploration & Production	1.8
Electronic Components-Semiconductors	1.5
Retail-Restaurants	1.3
Computer Software	1.2
Chemicals-Specialty	1.1
Electric-Integrated	1.1
Auto/Truck Parts & Equipment-Original	1.1
Insurance-Property/Casualty	1.0
Applications Software	0.9
Building-Residential/Commercial	0.9
Computer Services	0.9
Savings & Loans/Thrifts	0.9
Human Resources	0.8
Metal Processors & Fabrication	0.8
Electronic Components-Misc.	0.8
Machinery-General Industrial	0.8
Distribution/Wholesale	0.7
Commercial Services	0.7
Investment Management/Advisor Services	0.7
E-Commerce/Services	0.7
Computer Data Security	0.7
Gas-Distribution	0.7
Commercial Services-Finance	0.7
Medical Information Systems	0.7
Medical Labs & Testing Services	0.7
Rental Auto/Equipment	0.7
Semiconductor Equipment	0.6
Energy-Alternate Sources	0.6
Retail-Apparel/Shoe	0.6
Building & Construction-Misc.	0.6
Food-Misc./Diversified	0.6
Finance-Investment Banker/Broker	0.6
Theaters	0.5
Real Estate Management/Services	0.5
Finance-Consumer Loans	0.5
Oil-Field Services	0.5
Footwear & Related Apparel	0.5
Building & Construction Products-Misc.	0.5
Medical-Hospitals	0.5
Machinery-Pumps	0.5
Medical-Outpatient/Home Medical	0.5
Schools	0.4
Transport-Truck	0.4
Aerospace/Defense-Equipment	0.4
E-Commerce/Products	0.4
Diversified Manufacturing Operations	0.4
Transport-Services	0.4
Retail-Automobile	0.4
Insurance-Life/Health	0.4
Chemicals-Diversified	0.4
Consumer Products-Misc.	0.4
Electronic Measurement Instruments	0.4
Water	0.4

Building-Heavy Construction	0.4%
Building-Mobile Home/Manufactured Housing	0.4
Food-Wholesale/Distribution	0.3
Airlines	0.3
Building Products-Doors & Windows	0.3
Retail-Discount	0.3
Medical Instruments	0.3
Semiconductor Components-Integrated Circuits	0.3
Disposable Medical Products	0.3
Consulting Services	0.3
Home Furnishings	0.3
Engineering/R&D Services	0.3
Metal-Aluminum	0.3
Internet Content-Information/News	0.3
Beverages-Non-alcoholic	0.3
Medical-Wholesale Drug Distribution	0.3
Diagnostic Equipment	0.3
Casino Services	0.3
Environmental Consulting & Engineering	0.3
Satellite Telecom	0.3
Gambling (Non-Hotel)	0.3
Miscellaneous Manufacturing	0.3
Insurance-Reinsurance	0.3
Apparel Manufacturers	0.3
Networking Products	0.3
Machinery-Electrical	0.3
U.S. Government Treasuries	0.2
Telecommunication Equipment	0.2
Therapeutics	0.2
Real Estate Operations & Development	0.2
Insurance Brokers	0.2
Transport-Marine	0.2
Lasers-System/Components	0.2
Health Care Cost Containment	0.2
Retail-Petroleum Products	0.2
Batteries/Battery Systems	0.2
Steel-Producers	0.2
Computers-Integrated Systems	0.2
Financial Guarantee Insurance	0.2
Finance-Mortgage Loan/Banker	0.2
Paper & Related Products	0.2
Computers-Other	0.2
Retail-Regional Department Stores	0.2
Building Products-Wood	0.2
Data Processing/Management	0.2
Wireless Equipment	0.2
Electric Products-Misc.	0.2
Medical-Generic Drugs	0.2
Retail-Building Products	0.2
Telecom Services	0.2
Aerospace/Defense	0.2
Machinery-Construction & Mining	0.2
Cosmetics & Toiletries	0.2
Auto-Heavy Duty Trucks	0.2
Optical Supplies	0.2
Drug Delivery Systems	0.2
Retail-Sporting Goods	0.2
Diversified Minerals	0.2
Non-Hazardous Waste Disposal	0.2
Medical-Nursing Homes	0.2
Web Hosting/Design	0.2

428

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Golf	0.2%
Telephone-Integrated	0.2
Audio/Video Products	0.2
Building Products-Air & Heating	0.2
Retail-Misc./Diversified	0.2
Protection/Safety	0.2
Precious Metals	0.2
Software Tools	0.2
Oil & Gas Drilling	0.2
Food-Retail	0.2
Rubber/Plastic Products	0.2
Transport-Equipment & Leasing	0.2
Communications Software	0.2
Television	0.2
Printing-Commercial	0.1
Finance-Commercial	0.1
Recreational Vehicles	0.1
Pipelines	0.1
Tobacco	0.1
Wire & Cable Products	0.1
Retail-Vision Service Center	0.1
E-Marketing/Info	0.1
Auto-Cars/Light Trucks	0.1
Rubber-Tires	0.1
Containers-Metal/Glass	0.1
Patient Monitoring Equipment	0.1
Hotels/Motels	0.1
Office Furnishings-Original	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Medical-HMO	0.1
Coal	0.1
Machinery-Farming	0.1
Motion Pictures & Services	0.1
Internet Financial Services	0.1
Publishing-Newspapers	0.1
Cable/Satellite TV	0.1
Retail-Jewelry	0.1
Agricultural Operations	0.1
Poultry	0.1
Building-Maintenance & Services	0.1
Security Services	0.1
Internet Security	0.1
Banks-Super Regional	0.1
Machine Tools & Related Products	0.1
Firearms & Ammunition	0.1
Independent Power Producers	0.1
Athletic Equipment	0.1
Transport-Air Freight	0.1
Radio	0.1
Internet Connectivity Services	0.1
Linen Supply & Related Items	0.1
Publishing-Books	0.1
Advanced Materials	0.1
Retail-Pawn Shops	0.1
Oil Companies-Integrated	0.1
Computer Aided Design	0.1
Oil Refining & Marketing	0.1
Electric-Generation	0.1
Retail-Bedding	0.1
Professional Sports	0.1
E-Services/Consulting	0.1

Banks-Mortgage	0.1%
Diagnostic Kits	0.1
Appliances	0.1
Metal Products-Distribution	0.1
Multilevel Direct Selling	0.1
Dental Supplies & Equipment	0.1
Retail-Home Furnishings	0.1
Steel-Specialty	0.1
Identification Systems	0.1
Machinery-Thermal Process	0.1
Resorts/Theme Parks	0.1
Electronic Connectors	0.1
Filtration/Separation Products	0.1
Gas-Transportation	0.1
Physicians Practice Management	0.1
Quarrying	0.1
Retail-Office Supplies	0.1
Veterinary Diagnostics	0.1
Pharmacy Services	0.1
Containers-Paper/Plastic	0.1
Retail-Gardening Products	0.1
Industrial Audio & Video Products	0.1
Food-Baking	0.1
Recycling	0.1
Gold Mining	0.1
Publishing-Periodicals	0.1
Insurance-Multi-line	0.1
Food-Catering	0.1
X-Ray Equipment	0.1
Auto Repair Centers	0.1
Hazardous Waste Disposal	0.1
Food-Confectionery	0.1
Retail-Drug Store	0.1
Finance-Other Services	0.1
Medical Imaging Systems	0.1
Oil Field Machinery & Equipment	0.1
Direct Marketing	0.1
MRI/Medical Diagnostic Imaging	0.1
Cellular Telecom	0.1
Advertising Sales	0.1
Power Converter/Supply Equipment	0.1
Physical Therapy/Rehabilitation Centers	0.1
Circuit Boards	0.1

100.0%

*	Calculated as a percentage of net assets

429

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 91.6%
Advanced Materials — 0.1%
Haynes International, Inc.	1,300	$49,049
Lydall, Inc.†	1,819	111,323
Materion Corp.	2,119	151,212
Meta Materials, Inc.†	6,398	22,393

		333,977

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	6,499	36,459

Advertising Sales — 0.1%
Boston Omaha Corp., Class A†	1,813	59,303
Clear Channel Outdoor Holdings, Inc.†	37,767	100,460

		159,763

Advertising Services — 0.0%
Advantage Solutions, Inc.†	7,944	77,692
Fluent, Inc.†	4,508	11,225
National CineMedia, Inc.	6,119	21,294

		110,211

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,338	236,372
AerSale Corp.†	940	10,697
Kratos Defense & Security Solutions, Inc.†	12,758	347,018
National Presto Industries, Inc.	532	51,327

		645,414

Aerospace/Defense-Equipment — 0.4%
AAR Corp.†	3,537	126,483
Aerojet Rocketdyne Holdings, Inc.	7,786	367,343
Astronics Corp.†	2,496	42,632
Barnes Group, Inc.	4,924	249,499
Ducommun, Inc.†	1,131	61,017
Kaman Corp.	2,873	127,418
Moog, Inc., Class A	3,010	234,389
Park Aerospace Corp.	2,032	30,277
Triumph Group, Inc.†	5,364	102,184

		1,341,242

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	1,035	31,360
Marrone Bio Innovations, Inc.†	10,418	13,023

		44,383

Agricultural Operations — 0.1%
Andersons, Inc.	3,271	87,336
AppHarvest, Inc.†	4,986	59,433
Cadiz, Inc.†	2,069	28,035
Fresh Del Monte Produce, Inc.	3,489	107,671
Limoneira Co.	1,631	29,211
Tejon Ranch Co.†	2,167	39,504
Vital Farms, Inc.†	2,554	44,465

		395,655

Airlines — 0.3%
Allegiant Travel Co.†	1,576	299,629
Frontier Group Holdings, Inc.†	3,621	53,374
Hawaiian Holdings, Inc.†	5,258	103,740
Mesa Air Group, Inc.†	3,567	31,818
SkyWest, Inc.†	5,179	209,698
Spirit Airlines, Inc.†	10,226	275,897
Sun Country Airlines Holdings, Inc.†	1,803	58,579

		1,032,735

Security Description	Shares	Value (Note 2)
Apparel Manufacturers — 0.3%
Fossil Group, Inc.†	4,904	$61,888
Kontoor Brands, Inc.	5,394	298,720
Oxford Industries, Inc.	1,671	145,260
PLBY Group, Inc.†	1,127	31,759
Superior Group of Cos., Inc.	1,197	28,022
Urban Outfitters, Inc.†	7,135	265,279

		830,928

Appliances — 0.1%
Aterian, Inc.†	2,058	18,584
Hamilton Beach Brands Holding Co., Class A	772	14,429
iRobot Corp.†	2,909	254,537

		287,550

Applications Software — 0.9%
Agilysys, Inc.†	1,980	110,009
Alkami Technology, Inc.†	724	22,654
Appfolio, Inc., Class A†	1,949	275,978
Asana, Inc., Class A†	7,691	546,522
BM Technologies, Inc.†	493	4,945
Brightcove, Inc.†	4,181	47,956
Cerence, Inc.†	3,935	423,052
Digi International, Inc.†	3,511	72,607
DigitalOcean Holdings, Inc.†	1,341	69,061
Ebix, Inc.	2,760	83,407
Forian, Inc.†	1,887	20,153
GreenBox POS†	1,806	15,947
GTY Technology Holdings, Inc.†	3,347	23,161
IBEX Holdings, Ltd.†	589	12,151
JFrog, Ltd.†	5,366	235,138
Model N, Inc.†	3,616	117,050
ON24, Inc.†	936	34,183
Outset Medical, Inc.†	4,757	194,847
PDF Solutions, Inc.†	3,086	57,739
Phreesia, Inc.†	3,964	270,939
Porch Group, Inc.†	1,650	30,575
Smith Micro Software, Inc.†	4,625	26,178
Sprout Social, Inc., Class A†	4,594	408,131
Viant Technology, Inc., Class A†	1,116	19,296

		3,121,679

Athletic Equipment — 0.1%
Clarus Corp.	2,514	71,699
Nautilus, Inc.†	3,098	44,766
Vista Outdoor, Inc.†	6,078	245,491

		361,956

Audio/Video Products — 0.2%
Daktronics, Inc.†	3,819	23,334
Kopin Corp.†	8,070	54,392
Sonos, Inc.†	12,505	417,417
Universal Electronics, Inc.†	1,386	64,782
VOXX International Corp.†	1,618	18,477

		578,402

Auto Repair Centers — 0.1%
Monro, Inc.	3,451	200,158

Auto-Cars/Light Trucks — 0.1%
Arcimoto, Inc.†	2,847	46,548
Canoo, Inc.†	8,297	67,454
Fisker, Inc.†	16,506	266,077
Lordstown Motors Corp.†	11,661	72,765

		452,844

430

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto-Heavy Duty Trucks — 0.2%
Blue Bird Corp.†	1,643	$41,075
Hyliion Holdings Corp.†	12,191	118,253
Nikola Corp.†	20,853	247,525
REV Group, Inc.	2,960	44,726
Workhorse Group, Inc.†	12,852	148,312
XL Fleet Corp.†	3,988	27,836

		627,727

Auto-Truck Trailers — 0.0%
Wabash National Corp.	5,351	78,339

Auto/Truck Parts & Equipment-Original — 1.1%
Adient PLC†	9,851	415,023
Aeva Technologies, Inc.†	2,582	22,618
American Axle & Manufacturing Holdings, Inc.†	11,730	113,664
Cooper-Standard Holdings, Inc.†	1,750	45,588
Dana, Inc.	15,118	365,251
Dorman Products, Inc.†	2,781	281,298
Fox Factory Holding Corp.†	4,393	709,645
Gentherm, Inc.†	3,459	286,855
Meritor, Inc.†	7,302	177,658
Methode Electronics, Inc.	3,970	189,885
Miller Industries, Inc.	1,154	43,287
Modine Manufacturing Co.†	5,202	87,029
Romeo Power, Inc.†	4,348	30,653
Shyft Group, Inc.	3,600	141,984
Tenneco, Inc., Class A†	7,350	127,963
Titan International, Inc.†	5,250	45,255
Velodyne Lidar, Inc.†	7,351	58,882
Visteon Corp.†	2,888	329,376

		3,471,914

Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.†	3,333	30,464
Douglas Dynamics, Inc.	2,349	93,725
Motorcar Parts of America, Inc.†	1,952	43,413
Standard Motor Products, Inc.	2,174	90,786
XPEL, Inc.†	1,867	172,884

		431,272

B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,384	127,965

Banks-Commercial — 6.8%
1st Source Corp.	1,778	81,415
Alerus Financial Corp.	1,568	43,826
Allegiance Bancshares, Inc.	1,981	72,247
Altabancorp	1,875	75,731
Amalgamated Financial Corp.	1,417	21,765
American National Bankshares, Inc.	1,103	34,844
Ameris Bancorp	6,916	336,187
Arrow Financial Corp.	1,395	50,290
Associated Banc-Corp	15,746	311,771
Atlantic Capital Bancshares, Inc.†	2,046	49,104
Atlantic Union Bankshares Corp.	8,197	290,748
BancFirst Corp.	1,786	99,087
Bancorp, Inc.†	5,442	127,180
BancorpSouth Bank	10,600	273,480
Bank First Corp.	695	48,643
Bank of Marin Bancorp	1,338	46,429
Bank of N.T. Butterfield & Son, Ltd.	5,218	172,924
BankUnited, Inc.	9,688	383,451
Banner Corp.	3,606	191,262

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Bar Harbor Bankshares	1,536	$43,991
Blue Ridge Bankshares, Inc.	1,804	30,903
Bridgewater Bancshares, Inc.†	2,190	35,522
Bryn Mawr Bank Corp.	2,057	80,490
Business First Bancshares, Inc.	2,017	47,016
Byline Bancorp, Inc.	2,654	65,315
Cadence BanCorp	12,797	243,143
Cambridge Bancorp	710	60,762
Camden National Corp.	1,533	68,632
Capital Bancorp, Inc.	806	18,312
Capital City Bank Group, Inc.	1,400	34,076
Capstar Financial Holdings, Inc.	2,129	45,135
Carter Bankshares, Inc.†	2,694	30,900
Cathay General Bancorp	7,954	301,218
CBTX, Inc.	1,914	50,338
Central Pacific Financial Corp.	2,875	73,600
Century Bancorp, Inc., Class A	284	32,484
CIT Group, Inc.	10,325	498,078
Citizens & Northern Corp.	1,614	39,866
City Holding Co.	1,610	121,813
Civista Bancshares, Inc.	1,616	36,990
CNB Financial Corp.	1,672	38,556
Coastal Financial Corp.†	984	28,752
Columbia Banking System, Inc.	7,485	261,526
Community Bank System, Inc.	5,569	398,963
Community Trust Bancorp, Inc.	1,618	64,332
ConnectOne Bancorp, Inc.	3,879	102,018
CrossFirst Bankshares, Inc.†	4,906	67,752
Customers Bancorp, Inc.†	3,108	112,572
CVB Financial Corp.	13,442	256,204
Dime Community Bancshares, Inc.	3,651	120,556
Eagle Bancorp, Inc.	3,290	181,049
Eastern Bankshares, Inc.	17,865	326,036
Enterprise Bancorp, Inc.	964	31,523
Enterprise Financial Services Corp.	3,724	165,979
Equity Bancshares, Inc., Class A†	1,406	41,421
Farmers National Banc Corp.	2,705	41,522
FB Financial Corp.	3,465	131,012
Fidelity D&D Bancorp, Inc.	417	21,267
Financial Institutions, Inc.	1,629	47,958
First Bancorp	2,929	117,160
First Bancorp, Inc.	1,077	31,298
First BanCorp/Puerto Rico	22,415	271,894
First Bancshares, Inc.	2,107	81,267
First Bank	1,621	21,600
First Busey Corp.	5,285	124,726
First Commonwealth Financial Corp.	9,927	130,739
First Community Bankshares, Inc.	1,785	52,122
First Financial Bancorp	10,005	225,112
First Financial Bankshares, Inc.	13,507	659,682
First Financial Corp.	1,255	50,263
First Foundation, Inc.	4,132	97,391
First Internet Bancorp	967	29,281
First Interstate BancSystem, Inc., Class A	4,258	178,495
First Merchants Corp.	5,629	229,269
First Mid Bancshares, Inc.	1,729	70,353
First Midwest Bancorp, Inc.	11,847	212,535
First of Long Island Corp.	2,380	51,289
Five Star Bancorp	550	13,403
Flagstar Bancorp, Inc.	5,421	248,065
Fulton Financial Corp.	16,533	253,286
German American Bancorp, Inc.	2,570	96,889
Glacier Bancorp, Inc.	9,968	513,950

431

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Great Southern Bancorp, Inc.	1,101	$57,285
Great Western Bancorp, Inc.	5,762	177,470
Guaranty Bancshares, Inc.	830	27,763
Hancock Whitney Corp.	8,998	393,303
Hanmi Financial Corp.	3,173	57,844
HarborOne Bancorp, Inc.	5,252	71,480
HBT Financial, Inc.	996	16,275
Heartland Financial USA, Inc.	4,192	191,239
Heritage Commerce Corp.	6,078	65,886
Heritage Financial Corp.	3,690	89,261
Hilltop Holdings, Inc.	6,717	212,795
Home BancShares, Inc.	15,862	335,957
HomeStreet, Inc.	2,161	81,491
Hope Bancorp, Inc.	12,369	163,889
Horizon Bancorp, Inc.	4,454	74,426
Howard Bancorp, Inc.†	1,370	26,989
Independent Bank Corp.	3,428	242,291
Independent Bank Corp.	2,173	45,698
International Bancshares Corp.	5,592	218,535
Kearny Financial Corp.	7,596	91,380
Lakeland Bancorp, Inc.	5,085	83,241
Lakeland Financial Corp.	2,538	169,716
Live Oak Bancshares, Inc.	3,278	197,303
Luther Burbank Corp.	1,623	21,034
Macatawa Bank Corp.	2,732	22,730
Mercantile Bank Corp.	1,645	51,406
Merchants Bancorp	1,024	37,519
Meta Financial Group, Inc.	3,270	162,519
Metrocity Bankshares, Inc.	1,975	39,441
Metropolitan Bank Holding Corp.†	799	56,753
Mid Penn Bancorp, Inc.	1,022	26,623
Midland States Bancorp, Inc.	2,258	55,569
MidWestOne Financial Group, Inc.	1,506	43,870
MVB Financial Corp.	1,023	42,403
NBT Bancorp, Inc.	4,388	152,922
Nicolet Bankshares, Inc.†	929	67,250
Northrim BanCorp, Inc.	630	25,717
OFG Bancorp	5,286	122,107
Old National Bancorp	17,187	276,539
Old Second Bancorp, Inc.	2,886	33,420
Origin Bancorp, Inc.	2,301	93,605
Orrstown Financial Services, Inc.	1,134	26,139
Park National Corp.	1,497	170,523
PCSB Financial Corp.	1,414	25,509
Peapack-Gladstone Financial Corp.	1,906	61,392
Peoples Bancorp, Inc.	1,875	55,294
Peoples Financial Services Corp.	729	31,274
Pioneer Bancorp, Inc.†	1,208	13,977
Preferred Bank	1,434	84,577
Premier Financial Bancorp, Inc.	1,315	22,381
Premier Financial Corp.	3,847	103,023
Primis Financial Corp.	2,508	38,999
Provident Bancorp, Inc.	1,641	25,895
QCR Holdings, Inc.	1,600	78,544
RBB Bancorp	1,480	35,416
Red River Bancshares, Inc.	471	23,997
Reliant Bancorp, Inc.	1,584	44,035
Renasant Corp.	5,746	202,144
Republic Bancorp, Inc., Class A	999	48,711
Republic First Bancorp, Inc.†	4,650	17,158
S&T Bancorp, Inc.	4,031	118,713
Sandy Spring Bancorp, Inc.	4,823	200,589

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Seacoast Banking Corp. of Florida	5,677	$172,524
ServisFirst Bancshares, Inc.	5,192	369,047
Sierra Bancorp	1,460	35,230
Silvergate Capital Corp., Class A†	2,381	244,767
Simmons First National Corp., Class A	11,170	304,047
SmartFinancial, Inc.	1,440	35,093
South Plains Financial, Inc.	1,105	25,415
South State Corp.	7,371	507,420
Southern First Bancshares, Inc.†	774	38,336
Southside Bancshares, Inc.	3,241	116,806
Spirit of Texas Bancshares, Inc.	1,332	31,009
Stock Yards Bancorp, Inc.	2,146	102,235
Summit Financial Group, Inc.	1,191	27,691
Texas Capital Bancshares, Inc.†	5,274	332,156
Tompkins Financial Corp.	1,486	114,050
Towne Bank	6,985	208,223
TriCo Bancshares	2,866	113,006
TriState Capital Holdings, Inc.†	3,009	61,113
Triumph Bancorp, Inc.†	2,448	187,664
TrustCo Bank Corp.	1,965	66,083
Trustmark Corp.	6,564	197,051
UMB Financial Corp.	4,554	426,254
United Bankshares, Inc.	12,996	448,882
United Community Banks, Inc.	9,050	260,730
Univest Financial Corp.	3,008	82,299
Valley National Bancorp	41,660	536,997
Veritex Holdings, Inc.	4,947	165,972
Washington Trust Bancorp, Inc.	1,780	86,775
WesBanco, Inc.	6,793	219,278
West BanCorp, Inc.	1,672	49,291
Westamerica BanCorp	2,709	150,485

		22,435,198

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	3,041	314,683

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	3,914	272,806
National Bank Holdings Corp., Class A	3,073	108,968

		381,774

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	7,079	303,335
EnerSys	4,460	440,024

		743,359

Beverages-Non-alcoholic — 0.3%
Celsius Holdings, Inc.†	4,730	324,620
Coca-Cola Consolidated, Inc.	489	195,184
National Beverage Corp.	2,442	110,818
NewAge, Inc.†	13,845	26,444
Primo Water Corp.	16,356	270,365

		927,431

Beverages-Wine/Spirits — 0.0%
Duckhorn Portfolio, Inc.†	2,099	46,115
MGP Ingredients, Inc.	1,474	87,924

		134,039

Broadcast Services/Program — 0.0%
CuriosityStream, Inc.†	2,706	29,739
Hemisphere Media Group, Inc.†	1,655	21,035

		50,774

432

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 0.5%
American Woodmark Corp.†	1,766	$131,126
Caesarstone, Ltd.	2,352	31,211
Forterra, Inc.†	3,027	71,407
Gibraltar Industries, Inc.†	3,412	254,808
Patrick Industries, Inc.	2,362	195,172
Simpson Manufacturing Co., Inc.	4,531	509,647
Summit Materials, Inc., Class A†	12,202	409,987

		1,603,358

Building & Construction-Misc. — 0.6%
Comfort Systems USA, Inc.	3,708	277,173
Concrete Pumping Holdings, Inc.†	2,683	23,342
EMCOR Group, Inc.	5,626	685,303
IES Holdings, Inc.†	900	48,969
Latham Group, Inc.†	2,414	65,854
MYR Group, Inc.†	1,717	164,197
NV5 Global, Inc.†	1,332	126,540
WillScot Mobile Mini Holdings Corp.†	19,434	557,950

		1,949,328

Building Products-Air & Heating — 0.2%
AAON, Inc.	4,361	271,036
SPX Corp.†	4,561	304,036

		575,072

Building Products-Cement — 0.0%
US Concrete, Inc.†	1,686	122,758

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,631	104,372
Cornerstone Building Brands, Inc.†	5,694	95,773
Griffon Corp.	4,833	111,739
JELD-WEN Holding, Inc.†	8,736	231,329
Masonite International Corp.†	2,553	288,897
PGT Innovations, Inc.†	6,084	137,377
View, Inc.†	8,812	53,665

		1,023,152

Building Products-Wood — 0.2%
Boise Cascade Co.	4,096	209,511
UFP Industries, Inc.	6,262	465,016

		674,527

Building-Heavy Construction — 0.4%
Arcosa, Inc.	5,039	275,936
Construction Partners, Inc., Class A†	2,962	99,464
Dycom Industries, Inc.†	3,108	215,695
Granite Construction, Inc.	4,758	182,802
Great Lakes Dredge & Dock Corp.†	6,735	103,719
Primoris Services Corp.	5,562	166,304
Sterling Construction Co., Inc.†	2,893	63,530
Tutor Perini Corp.†	4,291	60,375

		1,167,825

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	7,008	325,802
BrightView Holdings, Inc.†	4,258	68,256

		394,058

Building-Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†	960	225,600
LCI Industries	2,578	375,924
Skyline Champion Corp.†	5,464	308,169
Winnebago Industries, Inc.	3,364	241,771

		1,151,464

Security Description	Shares	Value (Note 2)
Building-Residential/Commercial — 0.9%
Beazer Homes USA, Inc.†	3,045	$55,602
Century Communities, Inc.	3,122	216,823
Forestar Group, Inc.†	1,774	36,314
Green Brick Partners, Inc.†	3,197	80,149
Hovnanian Enterprises, Inc., Class A†	532	55,535
Installed Building Products, Inc.	2,467	296,040
KB Home	9,328	395,880
Landsea Homes Corp.†	624	5,248
LGI Homes, Inc.†	2,307	394,266
M/I Homes, Inc.†	2,972	192,318
MDC Holdings, Inc.	5,947	317,094
Meritage Homes Corp.†	3,898	423,245
Taylor Morrison Home Corp.†	13,058	350,215
Tri Pointe Homes, Inc.†	12,231	295,012

		3,113,741

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	4,459	60,865
Liberty Latin America, Ltd., Class C†	16,072	222,276
WideOpenWest, Inc.†	5,451	121,230

		404,371

Casino Hotels — 0.0%
Century Casinos, Inc.†	2,832	31,747
Full House Resorts, Inc.†	3,402	28,134

		59,881

Casino Services — 0.3%
Accel Entertainment, Inc.†	5,857	64,778
Everi Holdings, Inc.†	8,692	197,222
Scientific Games Corp.†	10,001	617,162

		879,162

Cellular Telecom — 0.1%
IDT Corp., Class B†	2,082	103,684
United States Cellular Corp.†	1,590	57,812

		161,496

Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,840	94,998
Codexis, Inc.†	6,259	132,441
Innospec, Inc.	2,551	225,636
Koppers Holdings, Inc.†	2,159	66,303
Orion Engineered Carbons SA†	6,302	113,940
Quaker Chemical Corp.	1,403	353,191
Stepan Co.	2,242	264,444

		1,250,953

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	6,425	44,782

Chemicals-Other — 0.0%
American Vanguard Corp.	3,050	50,355

Chemicals-Specialty — 1.1%
Amyris, Inc.†	17,389	253,532
Balchem Corp.	3,353	452,286
Cabot Corp.	5,836	321,330
Danimer Scientific, Inc.†	7,150	119,262
Ecovyst, Inc.	5,340	83,091
Ferro Corp.†	8,544	177,715
GCP Applied Technologies, Inc.†	5,117	118,970
H.B. Fuller Co.	5,423	350,434
Hawkins, Inc.	1,998	72,547
Ingevity Corp.†	4,186	355,559

433

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty (continued)
Kraton Corp.†	3,268	$124,805
Minerals Technologies, Inc.	3,496	280,449
Oil-Dri Corp. of America	542	19,279
Rogers Corp.†	1,946	370,908
Sensient Technologies Corp.	4,399	383,505
Tronox Holdings PLC, Class A	11,919	219,667
Valhi, Inc.	251	6,185
Zymergen, Inc.†	1,947	67,736

		3,777,260

Circuit Boards — 0.1%
TTM Technologies, Inc.†	11,141	155,863

Coal — 0.1%
Arch Resources, Inc.†	1,572	103,312
CONSOL Energy, Inc.†	3,562	74,838
Peabody Energy Corp.†	7,201	84,324
SunCoke Energy, Inc.	8,646	66,833
Warrior Met Coal, Inc.	5,353	99,940

		429,247

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,315	32,202

Commercial Services — 0.7%
API Group Corp.†*	18,760	429,979
Emerald Holding, Inc.†	2,518	9,946
Forrester Research, Inc.†	1,174	55,002
John Wiley & Sons, Inc., Class A	4,488	263,805
LiveRamp Holdings, Inc.†	6,769	270,828
Macquarie Infrastructure Corp.	7,683	303,478
Medifast, Inc.	1,211	345,753
National Research Corp.	1,454	76,742
Progyny, Inc.†	6,560	365,326
SP Plus Corp.†	2,406	78,893
Team, Inc.†	2,740	16,906
Transcat, Inc.†	736	46,994
WW International, Inc.†	5,476	168,332

		2,431,984

Commercial Services-Finance — 0.7%
Cass Information Systems, Inc.	1,480	65,253
CBIZ, Inc.†	5,203	168,265
EVERTEC, Inc.	6,299	275,266
Evo Payments, Inc., Class A†	4,877	142,408
Green Dot Corp., Class A†	5,562	256,241
GreenSky, Inc., Class A†	7,462	49,025
Marathon Digital Holdings, Inc.†	9,927	274,283
MoneyGram International, Inc.†	8,108	83,837
Multiplan Corp.†	41,502	334,091
Paya Holdings, Inc.†	8,549	98,228
Priority Technology Holdings, Inc.†	1,037	6,347
Repay Holdings Corp.†	8,006	199,430
Riot Blockchain, Inc.†	8,768	288,906

		2,241,580

Communications Software — 0.2%
8x8, Inc.†	11,070	282,949
Avaya Holdings Corp.†	8,582	207,856

		490,805

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	4,720	329,267

Security Description	Shares	Value (Note 2)
Computer Data Security — 0.7%
OneSpan, Inc.†	3,662	$90,341
Ping Identity Holding Corp.†	4,525	99,866
Qualys, Inc.†	3,546	360,132
Rapid7, Inc.†	5,712	649,740
SecureWorks Corp., Class A†	997	20,000
Tenable Holdings, Inc.†	9,436	403,861
Varonis Systems, Inc.†	11,014	674,057

		2,297,997

Computer Services — 0.9%
Conduent, Inc.†	17,422	116,902
ExlService Holdings, Inc.†	3,415	386,646
Grid Dynamics Holdings, Inc.†	3,182	66,981
Insight Enterprises, Inc.†	3,635	364,881
KBR, Inc.	14,706	569,122
MAXIMUS, Inc.	6,378	567,642
PAE, Inc.†	7,220	64,403
Parsons Corp.†	2,737	105,703
Rimini Street, Inc.†	4,560	39,626
StarTek, Inc.†	1,750	12,285
Sykes Enterprises, Inc.†	3,993	214,264
TTEC Holdings, Inc.	1,922	200,849
Unisys Corp.†	6,827	152,584

		2,861,888

Computer Software — 1.2%
Avid Technology, Inc.†	3,760	140,586
Bandwidth, Inc., Class A†	2,374	307,813
Box, Inc., Class A†	15,313	366,287
BTRS Holdings ,Inc.†	4,930	57,730
Cloudera, Inc.†	24,070	381,991
Cornerstone OnDemand, Inc.†	6,550	314,007
Envestnet, Inc.†	5,650	425,050
J2 Global, Inc.†	4,520	638,540
Rackspace Technology, Inc.†	5,592	99,258
Simulations Plus, Inc.	1,591	75,079
Sumo Logic, Inc.†	8,484	175,195
Upland Software, Inc.†	2,974	107,064
Veritone, Inc.†	2,954	61,089
Verra Mobility Corp.†	13,944	213,483
Xperi Holding Corp.	10,916	226,725
Yext, Inc.†	11,550	150,497
Zuora, Inc., Class A†	10,911	188,651

		3,929,045

Computers-Integrated Systems — 0.2%
Cantaloupe, Inc.†	6,059	62,650
Diebold Nixdorf, Inc.†	7,483	77,898
NetScout Systems, Inc.†	7,298	209,890
PAR Technology Corp.†	2,466	150,549
Super Micro Computer, Inc.†	4,489	170,762
Telos Corp.†	1,795	50,296

		722,045

Computers-Memory Devices — 0.0%
Quantum Corp.†	5,808	36,010

Computers-Other — 0.2%
3D Systems Corp.†	12,626	347,720
Corsair Gaming, Inc.†	2,796	81,615
Desktop Metal, Inc.†	8,693	78,237
ExOne Co.†	1,772	29,415
PlayAGS, Inc.†	2,857	22,170
Rekor Systems, Inc.†	3,263	25,713
Vuzix Corp.†	6,102	90,310

		675,180

434

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Periphery Equipment — 0.0%
iCAD, Inc.†	2,276	$33,366
Mitek Systems, Inc.†	4,364	96,488

		129,854

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	3,550	148,958

Consulting Services — 0.3%
Acacia Research Corp.†	5,098	28,753
CRA International, Inc.	740	63,440
Franklin Covey Co.†	1,296	47,420
GP Strategies Corp.†	1,310	26,658
Hackett Group, Inc.	2,590	46,413
HireQuest, Inc.	529	9,681
Huron Consulting Group, Inc.†	2,325	114,227
ICF International, Inc.	1,924	176,181
Kelly Services, Inc., Class A†	3,661	80,249
R1 RCM, Inc.†	13,687	293,039
Vectrus, Inc.†	1,199	54,303

		940,364

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co.†	1,024	49,449
Central Garden & Pet Co., Class A†	4,208	182,248
Helen of Troy, Ltd.†	2,543	568,081
Quanex Building Products Corp.	3,484	86,543
WD-40 Co.	1,421	345,289

		1,231,610

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,682	162,583
Greif, Inc., Class B	617	37,563
O-I Glass, Inc.†	16,432	243,029

		443,175

Containers-Paper/Plastic — 0.1%
Karat Packaging, Inc.†	477	10,613
Matthews International Corp., Class A	3,218	111,343
Pactiv Evergreen, Inc,	4,473	64,724
UFP Technologies, Inc.†	720	43,042

		229,722

Cosmetics & Toiletries — 0.2%
Beauty Health Co.†	4,827	84,762
e.l.f. Beauty, Inc.†	4,749	131,120
Edgewell Personal Care Co.	5,649	232,061
Honest Co., Inc.†	2,582	37,104
Inter Parfums, Inc.	1,859	142,901
Revlon, Inc., Class A†	737	8,033

		635,981

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	3,191	43,685

Data Processing/Management — 0.2%
Bottomline Technologies DE, Inc.†	4,604	185,817
CommVault Systems, Inc.†	4,391	331,916
CSG Systems International, Inc.	3,385	153,544

		671,277

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	8,912	277,431

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†	3,430	25,588
Bionano Genomics, Inc.†	29,250	173,452

Security Description	Shares	Value (Note 2)
Diagnostic Equipment (continued)
Neogen Corp.†	11,195	$487,654
Quanterix Corp.†	3,209	170,558
Quotient, Ltd.†	8,160	27,826

		885,078

Diagnostic Kits — 0.1%
Aspira Women’s Health, Inc.†	7,560	33,869
Celcuity, Inc.†	829	16,331
DermTech, Inc.†	2,465	82,972
Meridian Bioscience, Inc.†	4,434	90,897
OraSure Technologies, Inc.†	7,440	87,718

		311,787

Direct Marketing — 0.1%
Mission Produce, Inc.†	3,856	74,691
Quotient Technology, Inc.†	9,243	100,379

		175,070

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†	2,538	119,032
CONMED Corp.	3,020	416,579
Merit Medical Systems, Inc.†	5,338	374,141
Utah Medical Products, Inc.	356	31,826

		941,578

Distribution/Wholesale — 0.7%
A-Mark Precious Metals, Inc.	908	46,254
Avient Corp.	9,468	459,387
Core-Mark Holding Co., Inc.	4,645	199,921
EVI Industries, Inc.†	594	16,002
G-III Apparel Group, Ltd.†	4,590	137,057
Global Industrial Co.	1,324	52,324
H&E Equipment Services, Inc.	3,345	113,830
KAR Auction Services, Inc.†	12,942	213,284
Resideo Technologies, Inc.†	15,037	443,592
ScanSource, Inc.†	2,617	72,203
Titan Machinery, Inc.†	2,015	57,488
Veritiv Corp.†	1,602	98,171
VSE Corp.	1,101	55,105
WESCO International, Inc.†	4,631	492,970

		2,457,588

Diversified Manufacturing Operations — 0.4%
Chase Corp.	773	90,078
Enerpac Tool Group Corp.	6,284	161,310
EnPro Industries, Inc.	2,147	199,929
Fabrinet†	3,845	363,429
Federal Signal Corp.	6,267	248,236
NL Industries, Inc.	870	5,246
Trinity Industries, Inc.	9,023	244,613

		1,312,841

Diversified Minerals — 0.2%
Livent Corp.†	15,289	298,289
MP Materials Corp.†	7,586	285,385
United States Lime & Minerals, Inc.	215	29,885

		613,559

Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	2,112	96,835

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	17,357	76,371
BioDelivery Sciences International, Inc.†	9,684	36,412
Heron Therapeutics, Inc.†	9,607	118,742

435

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Drug Delivery Systems (continued)
Oramed Pharmaceuticals, Inc.†	2,778	$39,420
Revance Therapeutics, Inc.†	7,299	212,255
Senseonics Holdings, Inc.†	43,195	132,609

		615,809

E-Commerce/Products — 0.4%
1-800-Flowers.com, Inc., Class A†	2,772	84,546
CarParts.com, Inc.†	4,927	86,765
Lands’ End, Inc.†	1,492	57,188
Liquidity Services, Inc.†	2,757	54,699
Overstock.com, Inc.†	4,471	311,360
RealReal, Inc.†	8,177	135,002
Revolve Group, Inc.†	3,734	259,924
Stitch Fix, Inc., Class A†	6,144	331,285

		1,320,769

E-Commerce/Services — 0.7%
Cargurus, Inc.†	9,659	276,247
Cars.com, Inc.†	7,117	85,973
ChannelAdvisor Corp.†	3,036	70,708
Eventbrite, Inc., Class A†	7,805	138,695
EverQuote, Inc., Class A†	1,965	59,304
Groupon, Inc.†	2,418	87,943
HyreCar, Inc.†	1,823	31,866
MediaAlpha, Inc., Class A†	2,154	71,944
Shutterstock, Inc.	2,434	264,065
Stamps.com, Inc.†	1,851	604,833
TrueCar, Inc.†	10,233	53,825
Upwork, Inc.†	12,129	628,161

		2,373,564

E-Marketing/Info — 0.1%
comScore, Inc.†	7,149	28,668
Digital Media Solutions, Inc. Class A†	313	2,491
Magnite, Inc.†	10,923	330,967
QuinStreet, Inc.†	5,162	94,671

		456,797

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,385	319,172

Educational Software — 0.0%
Genius Brands International, Inc.†	29,349	46,078

Electric Products-Misc. — 0.2%
nLight, Inc.†	4,423	153,434
Novanta, Inc.†	3,669	515,164

		668,598

Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,246	13,868
Unitil Corp.	1,540	81,497

		95,365

Electric-Generation — 0.1%
Ormat Technologies, Inc.	4,713	328,685

Electric-Integrated — 1.1%
ALLETE, Inc.	5,460	383,947
Ameresco, Inc., Class A†	3,213	220,187
Avista Corp.	7,212	308,890
Black Hills Corp.	6,558	443,649
Evoqua Water Technologies Corp.†	12,036	397,308
MGE Energy, Inc.	3,788	295,919

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
NorthWestern Corp.	5,283	$327,493
Otter Tail Corp.	4,279	217,330
PNM Resources, Inc.	8,904	430,330
Portland General Electric Co.	9,361	457,753

		3,482,806

Electronic Components-Misc. — 0.8%
Advanced Energy Industries, Inc.	4,002	415,207
Atkore, Inc.†	4,887	367,063
Benchmark Electronics, Inc.	3,722	98,261
Comtech Telecommunications Corp.	2,652	66,220
Kimball Electronics, Inc.†	2,503	51,036
Knowles Corp.†	9,256	185,490
Microvision, Inc.†	16,466	226,737
NVE Corp.	496	37,235
OSI Systems, Inc.†	1,762	176,288
Plexus Corp.†	2,945	265,992
Sanmina Corp.†	6,680	256,646
Vishay Intertechnology, Inc.	13,867	306,877
Vishay Precision Group, Inc.†	1,293	46,975

		2,500,027

Electronic Components-Semiconductors — 1.5%
Alpha & Omega Semiconductor, Ltd.†	2,196	57,074
Ambarella, Inc.†	3,635	358,011
Amkor Technology, Inc.	10,617	261,603
Atomera, Inc.†	2,111	37,259
AXT, Inc.†	4,152	42,350
CEVA, Inc.†	2,342	116,257
CTS Corp.	3,320	116,167
Diodes, Inc.†	4,534	371,788
DSP Group, Inc.†	2,346	37,653
EMCORE Corp.†	3,798	33,195
Impinj, Inc.†	1,941	89,286
Lattice Semiconductor Corp.†	14,114	800,970
MACOM Technology Solutions Holdings, Inc.†	5,064	312,550
Ouster, Inc.†	3,019	27,745
Photronics, Inc.†	6,409	85,688
Rambus, Inc.†	11,655	275,757
Semtech Corp.†	6,726	416,407
Silicon Laboratories, Inc.†	4,619	688,185
SiTime Corp.†	1,338	181,486
SMART Global Holdings, Inc.†	1,476	69,136
Synaptics, Inc.†	3,670	557,546

		4,936,113

Electronic Connectors — 0.1%
Vicor Corp.†	2,195	253,764

Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	3,037	306,828
FARO Technologies, Inc.†	1,891	137,835
Itron, Inc.†	4,705	464,007
Luna Innovations, Inc.†	3,168	39,062
Mesa Laboratories, Inc.	509	149,906
Stoneridge, Inc.†	2,713	78,541

		1,176,179

Electronic Security Devices — 0.0%
Identiv, Inc.†	2,148	34,969
Napco Security Technologies, Inc.†	1,508	53,308

		88,277

436

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Energy-Alternate Sources — 0.6%
Advent Technologies Holdings, Inc.†	1,775	$13,827
Aemetis, Inc.†	2,413	21,162
Alto Ingredients, Inc.†	7,437	39,416
Array Technologies, Inc.†	13,282	179,838
Beam Global†	914	27,941
Cleanspark, Inc.†	3,404	45,954
Eos Energy Enterprises, Inc.†	1,827	28,355
FuelCell Energy, Inc.†	33,815	214,049
FutureFuel Corp.	2,688	22,848
Gevo, Inc.†	20,297	123,609
Green Plains, Inc.†	4,458	157,635
Renewable Energy Group, Inc.†	4,656	285,180
REX American Resources Corp.†	552	45,264
Stem, Inc.†	6,513	176,567
Sunnova Energy International, Inc.†	8,950	340,995
SunPower Corp.†	8,318	206,037
TPI Composites, Inc.†	3,714	145,366

		2,074,043

Engineering/R&D Services — 0.3%
908 Devices, Inc.†	754	23,562
Atlas Technical Consultants, Inc.†	1,400	12,586
Exponent, Inc.	5,401	578,393
Fluor Corp.†	14,771	246,085
Infrastructure and Energy Alternatives, Inc.†	2,174	26,240
Iteris, Inc.†	4,337	27,020
Mistras Group, Inc.†	2,077	21,809

		935,695

Enterprise Software/Service — 2.3%
ACI Worldwide, Inc.†	12,271	420,895
American Software, Inc., Class A	3,214	70,708
Appian Corp.†	4,091	476,315
Benefitfocus, Inc.†	2,597	34,177
BigCommerce Holdings, Inc., Series 1†	4,886	316,417
Blackbaud, Inc.†	5,033	359,004
Blackline, Inc.†	5,579	638,182
Cardlytics, Inc.†	3,325	418,817
Daily Journal Corp.†	126	41,958
Digimarc Corp.†	1,325	38,028
Domo, Inc., Class B†	2,866	253,154
Donnelley Financial Solutions, Inc.†	3,063	98,659
E2open Parent Holdings, Inc.†	4,344	43,657
eGain Corp.†	2,126	24,810
Evolent Health, Inc., Class A†	8,060	184,896
Inseego Corp.†	8,668	75,325
Intelligent Systems Corp.†	766	25,883
LivePerson, Inc.†	6,663	424,367
ManTech International Corp., Class A	2,852	249,436
MicroStrategy, Inc., Class A†	816	510,824
Momentive Global, Inc.†	13,325	279,825
PagerDuty, Inc.†	8,395	340,753
Progress Software Corp.	4,573	208,483
PROS Holdings, Inc.†	4,157	180,497
QAD, Inc., Class A	1,236	107,223
SailPoint Technologies Holding, Inc.†	9,415	470,656
Sapiens International Corp. NV	3,217	81,101
SPS Commerce, Inc.†	3,752	408,780
Verint Systems, Inc.†	6,701	285,932
Workiva, Inc.†	4,370	567,095

		7,635,857

Security Description	Shares	Value (Note 2)
Environmental Consulting & Engineering — 0.3%
Montrose Environmental Group, Inc.†	2,327	$124,937
Tetra Tech, Inc.	5,608	748,780

		873,717

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,660	251,024

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,974	452,923
Marlin Business Services Corp.	844	19,041

		471,964

Finance-Consumer Loans — 0.5%
Curo Group Holdings Corp.	2,191	34,552
Encore Capital Group, Inc.†	3,213	152,103
Enova International, Inc.†	3,773	124,849
EZCORP, Inc., Class A†	5,126	29,321
International Money Express, Inc.†	3,329	53,897
LendingClub Corp.†	10,033	244,805
LendingTree, Inc.†	1,209	236,021
Navient Corp.	18,329	374,461
Nelnet, Inc., Class A	1,765	132,905
Ocwen Financial Corp.†	850	22,228
PRA Group, Inc.†	4,723	183,205
Regional Management Corp.	855	44,229
World Acceptance Corp.†	457	86,633

		1,719,209

Finance-Credit Card — 0.0%
Atlanticus Holdings Corp.†	556	24,175
I3 Verticals, Inc., Class A†	2,149	68,596

		92,771

Finance-Investment Banker/Broker — 0.6%
Amerant Bancorp, Inc.†	2,183	48,353
B. Riley Financial, Inc.	2,074	140,119
Cowen, Inc., Class A	2,701	107,986
Diamond Hill Investment Group, Inc.	316	54,431
Greenhill & Co., Inc.	1,527	24,463
Houlihan Lokey, Inc.	5,402	481,318
Moelis & Co., Class A	6,362	376,949
Oppenheimer Holdings, Inc., Class A	960	43,152
Piper Sandler Cos.	1,842	225,995
PJT Partners, Inc., Class A	2,500	195,425
StoneX Group, Inc.†	1,746	112,669

		1,810,860

Finance-Mortgage Loan/Banker — 0.2%
Federal Agricultural Mtg. Corp., Class C	951	92,722
Finance Of America Cos., Inc., Class A†	3,472	22,394
Home Point Capital, Inc.†	761	3,790
Mr. Cooper Group, Inc.†	7,378	274,314
Oportun Financial Corp.†	2,169	45,723
PennyMac Financial Services, Inc.	3,673	230,995
Velocity Financial, Inc.†	892	11,284

		681,222

Finance-Other Services — 0.1%
BGC Partners, Inc., Class A	34,490	184,521

Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	4,986	65,067
NMI Holdings, Inc., Class A†	8,732	192,279
Radian Group, Inc.	19,994	451,464

		708,810

437

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Firearms & Ammunition — 0.1%
American Outdoor Brands, Inc.†	1,466	$39,553
AMMO, Inc.†	6,854	46,402
Byrna Technologies, Inc.†	1,102	26,448
Smith & Wesson Brands, Inc.	5,530	129,678
Sturm Ruger & Co., Inc.	1,786	132,807

		374,888

Fisheries — 0.0%
AquaBounty Technologies, Inc.†	5,457	27,012

Food-Baking — 0.1%
Hostess Brands, Inc.†	13,626	219,242

Food-Canned — 0.0%
Landec Corp.†	2,719	29,746
Seneca Foods Corp., Class A†	673	36,840

		66,586

Food-Catering — 0.1%
Healthcare Services Group, Inc.	7,796	203,476

Food-Confectionery — 0.1%
Tootsie Roll Industries, Inc.	1,618	55,643
Utz Brands, Inc.	6,132	138,828

		194,471

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	296	19,018

Food-Misc./Diversified — 0.6%
B&G Foods, Inc.	6,661	191,304
BellRing Brands, Inc., Class A†	4,142	136,976
Cal-Maine Foods, Inc.	3,711	129,477
J&J Snack Foods Corp.	1,533	251,995
John B. Sanfilippo & Son, Inc.	923	85,248
Lancaster Colony Corp.	1,975	390,793
Simply Good Foods Co.†	8,854	331,848
Tattooed Chef, Inc.†	4,863	95,898
TreeHouse Foods, Inc.†	5,407	240,071
Whole Earth Brands, Inc.†	3,886	49,974

		1,903,584

Food-Retail — 0.2%
Ingles Markets, Inc., Class A	1,460	87,249
Laird Superfood, Inc.†	644	17,967
Natural Grocers by Vitamin Cottage, Inc.	959	10,722
Sprouts Farmers Market, Inc.†	12,346	303,465
Village Super Market, Inc., Class A	885	19,957
Weis Markets, Inc.	1,711	90,084

		529,444

Food-Wholesale/Distribution — 0.3%
Calavo Growers, Inc.	1,780	100,285
Chefs’ Warehouse, Inc.†	3,268	94,511
HF Foods Group, Inc.†	3,765	19,465
Performance Food Group Co.†	13,723	628,788
SpartanNash Co.	3,723	72,412
United Natural Foods, Inc.†	5,803	192,195

		1,107,656

Footwear & Related Apparel — 0.5%
Crocs, Inc.†	6,717	912,236
Rocky Brands, Inc.	712	38,733
Steven Madden, Ltd.	8,531	373,914
Wolverine World Wide, Inc.	8,458	283,681

		1,608,564

Security Description	Shares	Value (Note 2)
Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	1,733	$64,433
StoneMor, Inc.†	3,345	8,864

		73,297

Gambling (Non-Hotel) — 0.3%
Bally’s Corp.†	3,396	167,253
Golden Entertainment, Inc.†	1,760	80,098
International Game Technology PLC†	10,399	194,981
Monarch Casino & Resort, Inc.†	1,351	86,261
Red Rock Resorts, Inc., Class A†	6,412	252,633
Rush Street Interactive, Inc.†	5,442	53,604

		834,830

Gas-Distribution — 0.7%
Chesapeake Utilities Corp.	1,792	223,265
New Jersey Resources Corp.	10,049	387,088
Northwest Natural Holding Co.	3,175	166,021
ONE Gas, Inc.	5,485	404,683
South Jersey Industries, Inc.	10,714	269,671
Southwest Gas Holdings, Inc.	6,036	422,098
Spire, Inc.	5,273	374,119

		2,246,945

Gas-Transportation — 0.1%
Brookfield Infrastructure Corp., Class A	3,807	246,541

Gold Mining — 0.1%
Novagold Resources, Inc.†	24,668	192,904
Perpetua Resources Corp.†	2,787	15,858

		208,762

Golf — 0.2%
Acushnet Holdings Corp.	3,565	182,635
Callaway Golf Co.†	12,036	381,300
Drive Shack, Inc.†	8,590	21,647

		585,582

Hazardous Waste Disposal — 0.1%
Centrus Energy Corp., Class A†	983	22,796
Heritage-Crystal Clean, Inc.†	1,625	45,792
Sharps Compliance Corp.†	1,496	14,930
US Ecology, Inc.†	3,276	114,660

		198,178

Health Care Cost Containment — 0.2%
CorVel Corp.†	917	129,132
HealthEquity, Inc.†	8,507	629,348

		758,480

Healthcare Safety Devices — 0.0%
Retractable Technologies, Inc.†	1,803	21,221

Home Furnishings — 0.3%
Casper Sleep, Inc.†	3,019	20,861
Ethan Allen Interiors, Inc.	2,343	55,693
Flexsteel Industries, Inc.	691	23,840
Herman Miller, Inc.	7,734	333,722
Hooker Furniture Corp.	1,219	40,459
Lovesac Co.†	1,328	80,610
Purple Innovation, Inc.†	5,222	137,547
Sleep Number Corp.†	2,488	246,834

		939,566

Hotels/Motels — 0.1%
Bluegreen Vacations Holding Corp.†	1,574	27,246
Hilton Grand Vacations, Inc.†	8,898	361,882

438

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hotels/Motels (continued)
Marcus Corp.†	2,374	$38,150
Target Hospitality Corp.†	2,593	9,283

		436,561

Housewares — 0.0%
Lifetime Brands, Inc.	1,318	19,862
Tupperware Brands Corp.†	5,158	107,751

		127,613

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	4,903	493,046
ASGN, Inc.†	5,405	546,608
Barrett Business Services, Inc.	778	56,957
Cross Country Healthcare, Inc.†	3,733	61,296
Heidrick & Struggles International, Inc.	2,011	85,890
Insperity, Inc.	3,779	374,310
Kforce, Inc.	2,136	133,350
Korn Ferry	5,552	381,644
Resources Connection, Inc.	3,280	50,807
TriNet Group, Inc.†	4,216	349,844
TrueBlue, Inc.†	3,636	98,863
Willdan Group, Inc.†	1,137	46,901

		2,679,516

Identification Systems — 0.1%
Brady Corp., Class A	4,906	268,260

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	3,625	97,694
Clearway Energy, Inc., Class C	8,533	244,726
FTC Solar, Inc.†	1,978	20,057

		362,477

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	4,520	43,754
GoPro, Inc., Class A†	12,986	132,977
Turtle Beach Corp.†	1,556	48,080

		224,811

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,884	148,728

Instruments-Controls — 0.0%
Allied Motion Technologies, Inc.	1,210	39,821

Instruments-Scientific — 0.0%
Fluidigm Corp.†	7,797	57,776

Insurance Brokers — 0.2%
BRP Group, Inc., Class A†	4,800	130,848
Crawford & Co., Class A	1,693	17,895
eHealth, Inc.†	2,539	132,053
Goosehead Insurance, Inc., Class A	1,842	221,390
Selectquote, Inc.†	13,937	248,079
Trean Insurance Group, Inc.†	1,835	24,754

		775,019

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	8,879	284,927
American National Group, Inc.	775	127,860
CNO Financial Group, Inc.	13,657	311,926
Independence Holding Co.	445	19,909
National Western Life Group, Inc., Class A	267	55,507

Security Description	Shares	Value (Note 2)
Insurance-Life/Health (continued)
Trupanion, Inc.†	3,971	$456,744

		1,256,873

Insurance-Multi-line — 0.1%
Citizens, Inc.†	5,190	27,819
Genworth Financial, Inc., Class A†	52,730	176,118

		203,937

Insurance-Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	4,732	68,709
AMERISAFE, Inc.	1,993	114,000
Donegal Group, Inc., Class A	1,514	23,422
Employers Holdings, Inc.	2,962	122,982
Enstar Group, Ltd.†	1,431	367,796
HCI Group, Inc.	589	59,183
Heritage Insurance Holdings, Inc.	2,686	19,715
Horace Mann Educators Corp.	4,340	172,775
Investors Title Co.	135	22,481
James River Group Holdings, Ltd.	3,722	135,406
Kinsale Capital Group, Inc.	2,237	399,629
MetroMile, Inc.†	3,818	27,070
NI Holdings, Inc.†	892	17,635
Palomar Holdings, Inc.†	2,556	208,135
ProAssurance Corp.	5,589	113,345
ProSight Global, Inc.†	981	12,518
RLI Corp.	4,162	451,077
Safety Insurance Group, Inc.	1,505	115,313
Selective Insurance Group, Inc.	6,180	502,743
State Auto Financial Corp.	1,836	91,800
Stewart Information Services Corp.	2,776	163,812
Tiptree, Inc.	2,361	22,689
United Fire Group, Inc.	2,187	54,500
United Insurance Holdings Corp.	2,114	9,259
Universal Insurance Holdings, Inc.	2,819	39,917

		3,335,911

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	3,297	171,873
Essent Group, Ltd.	11,515	520,132
Greenlight Capital Re, Ltd., Class A†	2,835	24,948
Maiden Holdings, Ltd.†	7,229	24,434
SiriusPoint, Ltd.†	9,207	90,229

		831,616

Internet Application Software — 0.0%
Tucows, Inc., Class A†	978	76,049
VirnetX Holding Corp.†	6,596	27,044

		103,093

Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	4,435	344,200

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	12,995	36,516

Internet Content-Information/News — 0.3%
FuboTV, Inc.†	13,675	356,097
HealthStream, Inc.†	2,630	76,822
LiveXLive Media, Inc.†	5,507	19,495
TechTarget, Inc.†	2,654	193,954
Yelp, Inc.†	7,537	281,884

		928,252

Internet Financial Services — 0.1%
Open Lending Corp. Class A†	10,843	412,034

439

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Gambling — 0.0%
Esports Technologies, Inc.†	252	$5,730
GAN, Ltd.†	4,172	63,832
Golden Nugget Online Gaming, Inc.†	3,319	38,036
NeoGames SA†	580	27,985

		135,583

Internet Security — 0.1%
Mimecast, Ltd.†	6,203	344,577
Zix Corp.†	5,564	41,229

		385,806

Investment Companies — 0.0%
Altus Midstream Co., Class A	339	21,645

Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	6,088	292,772
AssetMark Financial Holdings, Inc.†	1,865	48,677
Associated Capital Group, Inc., Class A	179	6,747
Blucora, Inc.†	5,055	85,227
BrightSphere Investment Group, Inc.	6,031	150,715
Cohen & Steers, Inc.	2,586	215,181
Columbia Financial, Inc.†	4,175	75,317
Federated Hermes, Inc.	9,846	319,404
Focus Financial Partners, Inc., Class A†	5,374	275,847
GAMCO Investors, Inc., Class A	549	14,790
GCM Grosvenor, Inc., Class A	3,402	33,884
Hamilton Lane, Inc., Class A	3,538	329,034
Pzena Investment Management, Inc., Class A	1,756	20,106
Sculptor Capital Management, Inc.	2,242	52,059
StepStone Group, Inc., Class A	3,883	176,715
Virtus Investment Partners, Inc.	759	209,583
WisdomTree Investments, Inc.	14,438	89,227

		2,395,285

Lasers-System/Components — 0.2%
II-VI, Inc.†	10,878	759,393

Leisure Products — 0.0%
Escalade, Inc.	1,063	24,130
Johnson Outdoors, Inc., Class A	544	64,393

		88,523

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,569	341,681

Machine Tools & Related Products — 0.1%
Kennametal, Inc.	8,694	315,158
Luxfer Holdings PLC	2,957	61,653

		376,811

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	2,358	144,569
Hyster-Yale Materials Handling, Inc.	1,039	74,434
Manitowoc Co, Inc.†	3,570	82,645
Terex Corp.	7,117	341,047

		642,695

Machinery-Electrical — 0.3%
Argan, Inc.	1,551	69,717
Babcock & Wilcox Enterprises, Inc.†	5,772	41,328
Bloom Energy Corp., Class A†	14,481	315,686
Franklin Electric Co., Inc.	4,823	394,328

		821,059

Security Description	Shares	Value (Note 2)
Machinery-Farming — 0.1%
AgEagle Aerial Systems, Inc.†	6,940	$27,621
Alamo Group, Inc.	1,034	151,760
Hydrofarm Holdings Group, Inc.†	1,175	57,975
Lindsay Corp.	1,134	182,222

		419,578

Machinery-General Industrial — 0.8%
Albany International Corp., Class A	3,200	276,320
Altra Industrial Motion Corp.	6,738	422,338
Applied Industrial Technologies, Inc.	4,036	362,029
Chart Industries, Inc.†	3,798	590,399
DXP Enterprises, Inc.†	1,854	60,533
Kadant, Inc.	1,198	215,796
Ranpak Holdings Corp.†	3,635	93,129
Tennant Co.	1,920	151,910
Welbilt, Inc.†	13,596	319,370

		2,491,824

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	2,895	134,328

Machinery-Print Trade — 0.0%
Eastman Kodak Co.†	4,666	34,435

Machinery-Pumps — 0.5%
Cactus, Inc., Class A	5,676	204,563
CIRCOR International, Inc.†	1,915	59,059
CSW Industrials, Inc.	1,423	168,327
Gorman-Rupp Co.	2,362	84,300
Mueller Water Products, Inc., Class A	16,380	242,751
NN, Inc.†	4,444	30,397
SPX FLOW, Inc.	4,383	360,063
Watts Water Technologies, Inc., Class A	2,861	431,324

		1,580,784

Machinery-Thermal Process — 0.1%
GrafTech International, Ltd.	17,728	201,567
Thermon Group Holdings, Inc.†	3,427	57,094

		258,661

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	7,005	183,321

Medical Information Systems — 0.7%
1Life Healthcare, Inc.†	12,125	327,860
Alignment Healthcare, Inc.†	2,739	57,053
Allscripts Healthcare Solutions, Inc.†	14,554	248,582
Apollo Medical Holdings, Inc.†	3,772	333,332
Castlight Health, Inc., Class B†	12,418	28,934
Computer Programs & Systems, Inc.	1,466	46,282
DarioHealth Corp.†	1,402	20,806
Health Catalyst, Inc.†	4,649	269,921
Inovalon Holdings, Inc., Class A†	7,856	297,585
NantHealth, Inc.†	2,754	5,508
NextGen Healthcare, Inc.†	5,840	94,725
Privia Health Group, Inc.†	2,039	84,618
Schrodinger, Inc.†	4,712	318,861
Tabula Rasa HealthCare, Inc.†	2,336	100,355

		2,234,422

Medical Instruments — 0.3%
AngioDynamics, Inc.†	3,848	102,472
Apyx Medical Corp.†	3,243	29,187
Asensus Surgical, Inc.†	24,330	56,932
Misonix Opco, Inc.†	1,272	33,759
Natus Medical, Inc.†	3,508	93,663

440

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Instruments (continued)
NuVasive, Inc.†	5,387	$344,499
Pulmonx Corp.†	2,641	104,742
Silk Road Medical, Inc.†	3,527	176,985
Stereotaxis, Inc.†	5,161	47,017

		989,256

Medical Labs & Testing Services — 0.7%
Agiliti, Inc.†	2,350	46,036
Aveanna Healthcare Holdings, Inc.†	4,013	41,494
Fulgent Genetics, Inc.†	2,110	194,647
Inotiv, Inc.†	1,347	35,184
Invitae Corp.†	20,838	583,256
MEDNAX, Inc.†	7,916	230,514
Medpace Holdings, Inc.†	3,015	530,459
Neuronetics, Inc.†	2,597	34,436
OPKO Health, Inc.†	40,878	140,620
Ortho Clinical Diagnostics Holdings PLC†	9,202	206,769
Personalis, Inc.†	3,702	77,705
SOC Telemed, Inc.†	4,257	19,540
Vapotherm, Inc.†	2,366	61,185
Viemed Healthcare, Inc.†	3,681	25,620

		2,227,465

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,829	95,017

Medical Products — 2.4%
Accuray, Inc.†	9,619	39,438
Acutus Medical, Inc.†	1,615	24,871
Alphatec Holdings, Inc.†	7,158	105,509
Apria, Inc.†	787	24,814
AtriCure, Inc.†	4,659	393,499
Atrion Corp.	147	92,454
Avanos Medical, Inc.†	5,005	189,890
Avita Medical, Inc.†	2,482	45,991
AxoGen, Inc.†	3,966	80,787
Axonics, Inc.†	4,328	294,088
Bioventus, Inc., Class A†	865	13,485
Butterfly Network, Inc.†	3,379	36,290
Cardiovascular Systems, Inc.†	4,086	164,625
Castle Biosciences, Inc.†	2,215	154,718
Cerus Corp.†	17,491	88,155
ClearPoint Neuro, Inc.†	1,957	43,504
CryoLife, Inc.†	3,954	106,758
CytoSorbents Corp.†	4,288	32,632
Eargo, Inc.†	2,007	72,252
Glaukos Corp.†	4,674	238,374
Haemonetics Corp.†	5,246	318,904
Hanger, Inc.†	3,901	95,731
Inari Medical, Inc.†	3,535	317,408
InfuSystem Holdings, Inc.†	1,864	34,018
Inogen, Inc.†	2,032	162,093
Inspire Medical Systems, Inc.†	2,797	512,298
Integer Holdings Corp.†	3,416	334,392
Intersect ENT, Inc.†	3,462	80,838
Invacare Corp.†	3,500	25,305
iRadimed Corp.†	659	22,182
iRhythm Technologies, Inc.†	3,068	156,836
LeMaitre Vascular, Inc.	1,867	101,677
LivaNova PLC†	5,109	440,907
MiMedx Group, Inc.†	11,551	141,615

Security Description	Shares	Value (Note 2)
Medical Products (continued)
NanoString Technologies, Inc.†	4,717	$292,171
NeuroPace, Inc.†	724	15,421
Nevro Corp.†	3,598	557,690
Omnicell, Inc.†	4,474	655,441
Orthofix Medical, Inc.†	1,969	78,248
OrthoPediatrics Corp.†	1,438	90,364
PAVmed, Inc.†	7,475	51,353
Pulse Biosciences, Inc.†	1,447	29,663
SeaSpine Holdings Corp.†	3,302	64,686
Shockwave Medical, Inc.†	3,509	638,638
SI-BONE, Inc.†	3,341	101,366
Sientra, Inc.†	5,975	49,294
Soliton, Inc.†	964	21,141
Surmodics, Inc.†	1,406	77,485
Tactile Systems Technology, Inc.†	1,994	97,666
Talis Biomedical Corp.†	1,502	15,471
Treace Medical Concepts, Inc.†	1,137	34,406
Zynex, Inc.†	2,024	28,113

		7,884,955

Medical-Biomedical/Gene — 7.7%
4D Molecular Therapeutics, Inc.†	1,021	25,392
89bio, Inc.†	1,014	15,879
9 Meters Biopharma, Inc.†	22,098	23,866
ACADIA Pharmaceuticals, Inc.†	12,446	269,207
Adicet Bio, Inc.†	2,175	16,095
Adverum Biotechnologies, Inc.†	9,033	20,505
Affimed NV†	12,071	80,272
Agenus, Inc.†	20,499	106,185
Akero Therapeutics, Inc.†	2,673	57,309
Akouos, Inc.†	2,496	27,132
Akoya Biosciences, Inc.†	794	13,768
Albireo Pharma, Inc.†	1,754	50,182
Alder Biopharmaceuticals, Inc. CVR†(1)	7,560	6,653
Aldeyra Therapeutics, Inc.†	5,047	44,918
Aligos Therapeutics, Inc.†	1,951	28,426
Allakos, Inc.†	3,634	289,121
Allogene Therapeutics, Inc.†	7,071	155,208
Alpine Immune Sciences, Inc.†	1,208	10,679
Altimmune, Inc.†	3,379	30,648
ALX Oncology Holdings, Inc.†	1,844	107,985
Amicus Therapeutics, Inc.†	27,345	254,035
AnaptysBio, Inc.†	2,005	46,075
Anavex Life Sciences Corp.†	6,453	115,831
Angion Biomedica Corp.†	604	6,421
ANI Pharmaceuticals, Inc.†	1,017	34,507
Annexon, Inc.†	3,242	68,277
Apellis Pharmaceuticals, Inc.†	6,754	432,188
Applied Molecular Transport, Inc.†	2,557	71,673
Applied Therapeutics, Inc.†	1,842	31,701
Arbutus Biopharma Corp.†	8,121	21,845
Arcturus Therapeutics Holdings, Inc.†	2,195	68,725
Arcus Biosciences, Inc.†	4,711	147,973
Arcutis Biotherapeutics, Inc.†	2,876	67,097
Ardelyx, Inc.†	8,797	15,307
Arena Pharmaceuticals, Inc.†	6,359	393,368
Arrowhead Pharmaceuticals, Inc.†	10,540	730,317
Atara Biotherapeutics, Inc.†	8,593	109,561
Atea Pharmaceuticals, Inc.†	6,716	168,169
Athersys, Inc.†	20,903	34,072
Athira Pharma, Inc.†	3,354	32,232
Atossa Therapeutics, Inc.†	12,165	36,373
Atreca, Inc., Class A†	2,701	14,828

441

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Avid Bioservices, Inc.†	6,280	$161,082
Avidity Biosciences, Inc.†	3,147	60,769
Avrobio, Inc.†	3,772	27,762
Axsome Therapeutics, Inc.†	2,889	140,377
Beam Therapeutics, Inc.†	4,885	449,420
Berkeley Lights, Inc.†	4,986	227,262
BioAtla, Inc.†	1,267	51,934
BioCryst Pharmaceuticals, Inc.†	18,488	298,027
Biodesix, Inc.†	1,277	11,991
Biohaven Pharmaceutical Holding Co., Ltd.†	5,618	707,924
Biomea Fusion, Inc.†	897	11,831
Black Diamond Therapeutics, Inc.†	2,368	22,638
Bluebird Bio, Inc.†	7,023	178,454
Blueprint Medicines Corp.†	6,085	534,689
Bolt Biotherapeutics, Inc.†	1,206	13,447
Bridgebio Pharma, Inc.†	11,190	598,105
Brooklyn ImmunoTherapeutics, Inc.†	2,475	28,438
C4 Therapeutics, Inc.†	3,581	154,484
Cara Therapeutics, Inc.†	4,620	55,301
Cardiff Oncology, Inc.†	3,760	20,003
CEL-SCI Corp.†	3,690	29,631
Celldex Therapeutic,s Inc.†	4,077	178,369
Cerecor, Inc.†	5,506	14,646
Cerevel Therapeutics Holdings, Inc.†	3,667	90,355
ChemoCentryx, Inc.†	5,614	82,975
Chinook Therapeutics, Inc.†	3,270	42,608
ChromaDex Corp.†	4,873	42,346
Clene, Inc.†	2,379	20,459
Codiak Biosciences, Inc.†	1,633	28,251
Cogent Biosciences, Inc†	3,864	23,184
Cortexyme, Inc.†	2,074	117,202
Crinetics Pharmaceuticals, Inc.†	3,793	68,198
Cue Biopharma, Inc.†	3,096	32,260
Cullinan Oncology, Inc.†	1,375	31,529
Curis, Inc.†	9,006	68,356
Cymabay Therapeutics, Inc.†	7,207	28,396
CytomX Therapeutics, Inc.†	6,744	36,485
Deciphera Pharmaceuticals, Inc.†	4,092	124,765
Denali Therapeutics, Inc.†	9,460	482,744
Design Therapeutics, Inc.†	1,401	21,687
Dicerna Pharmaceuticals, Inc.†	7,160	268,572
Dynavax Technologies Corp.†	11,210	104,701
Dyne Therapeutics, Inc.†	3,123	56,433
Edgewise Therapeutics, Inc.†	1,283	22,465
Editas Medicine, Inc.†	7,111	297,666
Eiger BioPharmaceuticals, Inc.†	3,329	26,499
Emergent BioSolutions, Inc.†	5,094	335,695
Epizyme, Inc.†	9,336	61,898
Esperion Therapeutics, Inc.†	2,730	42,015
Evelo Biosciences, Inc.†	3,158	29,085
Evolus, Inc.†	3,354	36,290
Exagen, Inc.†	1,127	13,434
EyePoint Pharmaceuticals, Inc.†	2,197	18,059
Fate Therapeutics, Inc.†	8,337	690,304
FibroGen, Inc.†	8,954	116,402
Finch Therapeutics Group, Inc.†	787	10,365
Forma Therapeutics Holdings, Inc.†	3,343	76,521
Forte Biosciences, Inc.†	1,173	35,143
Frequency Therapeutics, Inc.†	3,326	27,706
Gemini Therapeutics, Inc.†	2,278	9,271
Generation Bio Co.†	4,556	99,047
Geron Corp.†	31,354	38,252

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Global Blood Therapeutics, Inc.†	6,223	$170,075
Gossamer Bio, Inc.†	6,465	50,815
Greenwich Lifesciences, Inc.†	420	16,577
GT Biopharma, Inc.†	2,480	24,676
Halozyme Therapeutics, Inc.†	14,655	605,691
Harvard Bioscience, Inc.†	4,004	31,592
Homology Medicines, Inc.†	4,362	27,742
Humanigen, Inc.†	4,664	75,184
iBio, Inc.†	22,472	27,865
IGM Biosciences, Inc.†	839	57,060
Ikena Oncology, Inc.†	943	9,345
Immunic, Inc.†	1,613	14,243
ImmunityBio, Inc.†	6,954	76,216
ImmunoGen, Inc.†	20,317	113,978
Immunovant, Inc.†	3,901	40,804
Impel Neuropharma, Inc.†	560	7,874
Infinity Pharmaceuticals, Inc.†	9,102	19,296
Inhibrx, Inc.†	2,903	82,619
Innoviva, Inc.†	6,580	93,304
Inovio Pharmaceuticals, Inc.†	21,500	180,600
Inozyme Pharma, Inc.†	1,496	25,088
Insmed, Inc.†	10,737	264,130
Instil Bio, Inc.†	1,812	27,271
Intercept Pharmaceuticals, Inc.†	2,915	50,371
Intra-Cellular Therapies, Inc.†	7,349	252,291
iTeos Therapeutics, Inc.†	2,100	50,463
IVERIC bio, Inc.†	9,418	81,277
Kadmon Holdings, Inc.†	18,024	67,770
Kaleido Biosciences, Inc.†	2,014	10,936
Karuna Therapeutics, Inc.†	2,309	263,734
Karyopharm Therapeutics, Inc.†	7,486	62,358
KemPharm, Inc.†	2,972	29,987
Keros Therapeutics, Inc.†	1,623	59,726
Kezar Life Sciences, Inc.†	3,559	17,332
Kiniksa Pharmaceuticals, Ltd., Class A†	3,032	46,481
Kinnate Biopharma, Inc.†	1,410	30,428
Kodiak Sciences, Inc.†	3,483	292,015
Kronos Bio, Inc.†	4,036	82,536
Krystal Biotech, Inc.†	1,865	108,991
Kymera Therapeutics, Inc.†	3,006	180,901
Lexicon Pharmaceuticals, Inc.†	7,059	24,989
Ligand Pharmaceuticals, Inc.†	1,568	177,984
Lineage Cell Therapeutics, Inc.†	12,609	33,162
MacroGenics, Inc.†	6,134	153,105
Magenta Therapeutics, Inc.†	3,111	22,150
MEI Pharma, Inc.†	11,273	30,437
MeiraGTx Holdings PLC†	3,097	43,327
Mersana Therapeutics, Inc.†	7,161	78,771
MindMed, Inc.†	33,490	102,479
Molecular Templates, Inc.†	3,845	26,915
Mustang Bio, Inc.†	7,237	20,915
Myriad Genetics, Inc.†	7,960	251,775
NeoGenomics, Inc.†	11,791	543,565
NGM Biopharmaceuticals, Inc.†	3,276	66,798
Nkarta, Inc.†	1,467	46,592
Nurix Therapeutics, Inc.†	3,257	100,120
Nuvation Bio, Inc.†	3,683	31,821
Olema Pharmaceuticals, Inc.†	1,261	29,608
Omeros Corp.†	6,270	90,915
Oncocyte Corp.†	7,369	37,877
Oncorus, Inc.†	2,124	27,230
Oncternal Therapeutics, Inc.†	4,602	17,948
Oncternal Therapeutics, Inc. CVR†(1)	73	150

442

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Organogenesis Holdings, Inc.†	3,966	$60,838
Oyster Point Pharma, Inc.†	1,155	16,459
Pacific Biosciences of California, Inc.†	20,222	650,137
Phathom Pharmaceuticals, Inc.†	2,106	67,603
Pliant Therapeutics Inc†	2,502	50,540
Portage Biotech, Inc.†	375	5,678
Poseida Therapeutics, Inc.†	2,991	24,257
Praxis Precision Medicines, Inc.†	2,536	39,562
Precigen, Inc.†	9,862	54,142
Precision BioSciences, Inc.†	4,941	48,718
Prelude Therapeutics Inc†	1,125	36,045
Prothena Corp. PLC†	3,546	177,655
Provention Bio, Inc.†	5,767	35,006
PTC Therapeutics, Inc.†	7,222	276,819
Puma Biotechnology, Inc.†	3,322	24,981
Radius Health, Inc.†	4,868	73,653
Rain Therapeutics, Inc.†	772	12,854
RAPT Therapeutics, Inc.†	1,869	57,322
Recursion Pharmaceuticals, Inc., Class A†	2,197	66,679
REGENXBIO, Inc.†	4,104	132,641
Relay Therapeutics, Inc.†	6,087	197,462
Replimune Group, Inc.†	2,784	91,120
REVOLUTION Medicines, Inc.†	6,176	176,881
Rigel Pharmaceuticals, Inc.†	17,766	71,064
Rocket Pharmaceuticals, Inc.†	4,131	147,972
Rubius Therapeutics, Inc.†	4,688	100,745
Sana Biotechnology, Inc.†	2,792	45,482
Sangamo Therapeutics, Inc.†	12,223	117,096
Scholar Rock Holding Corp.†	2,876	89,875
Seelos Therapeutics, Inc.†	7,883	17,737
Seer, Inc.†	1,577	50,369
Selecta Biosciences, Inc.†	9,288	32,136
Sensei Biotherapeutics, Inc.†	792	6,249
Sesen Bio, Inc.†	17,776	66,304
Shattuck Labs, Inc.†	2,766	60,963
Sigilon Therapeutics, Inc.†	767	3,866
Silverback Therapeutics, Inc.†	1,323	40,060
Solid Biosciences, Inc.†	6,200	17,298
Sorrento Therapeutics, Inc.†	28,349	232,745
SpringWorks Therapeutics, Inc.†	3,036	260,185
Spruce Biosciences, Inc.†	903	8,317
SQZ Biotechnologies Co.†	2,367	28,641
Stoke Therapeutics, Inc.†	1,985	56,831
Surface Oncology, Inc.†	3,460	20,795
Sutro Biopharma, Inc.†	4,509	76,788
Syndax Pharmaceuticals, Inc.†	4,676	68,176
Talaris Therapeutics, Inc.†	926	12,788
Tarsus Pharmaceuticals, Inc.†	877	19,794
Taysha Gene Therapies, Inc.†	2,315	40,026
TCR2 Therapeutics, Inc.†	3,172	39,460
Terns Pharmaceuticals, Inc.†	906	6,795
TG Therapeutics, Inc.†	13,329	466,382
Theravance Biopharma, Inc.†	5,544	71,961
Translate Bio, Inc.†	6,971	192,678
TransMedics Group, Inc.†	2,695	76,861
Travere Therapeutics, Inc.†	6,062	83,353
Trillium Therapeutics, Inc.†	10,171	66,417
Turning Point Therapeutics, Inc.†	4,781	305,123
Twist Bioscience Corp.†	4,910	604,175
UroGen Pharma, Ltd.†	2,028	31,434
Vaxart, Inc.†	12,421	89,307
VBI Vaccines, Inc.†	19,362	57,699

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Veracyte, Inc.†	7,016	$312,633
Verastem, Inc.†	17,924	57,895
Vericel Corp.†	4,835	255,965
Veru, Inc.†	6,572	45,150
Viking Therapeutics, Inc.†	7,113	43,745
Vincerx Pharma, Inc.†	489	6,479
Vir Biotechnology, Inc.†	6,251	222,848
Viracta Therapeutics, Inc.†	3,770	39,660
VistaGen Therapeutics, Inc.†	19,893	52,915
Vor BioPharma, Inc.†	1,186	14,849
WaVe Life Sciences, Ltd.†	3,901	21,495
Werewolf Therapeutics, Inc.†	787	13,710
XBiotech, Inc.	1,563	25,321
Xencor, Inc.†	5,879	180,956
XOMA Corp.†	626	20,282
Y-mAbs Therapeutics, Inc.†	3,634	120,285
Zentalis Pharmaceuticals, Inc.†	3,457	183,947
ZIOPHARM Oncology, Inc.†	21,796	49,477

		25,531,098

Medical-Drugs — 2.0%
Aclaris Therapeutics, Inc.†	4,515	67,409
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Aeglea BioTherapeutics, Inc.†	4,202	25,758
Aerie Pharmaceuticals, Inc.†	4,402	69,464
Alector, Inc.†	5,990	143,970
Alkermes PLC†	16,681	431,537
Allovir, Inc.†	3,067	58,702
Amphastar Pharmaceuticals, Inc.†	3,848	80,616
Ampio Pharmaceuticals, Inc.†	19,778	27,887
Athenex, Inc.†	8,991	33,896
Beyondspring, Inc.†	2,329	22,172
Bioxcel Therapeutics, Inc.†	1,589	40,663
Cassava Sciences, Inc.†	3,978	276,590
Catalyst Pharmaceuticals, Inc.†	10,097	58,967
Chimerix, Inc.†	7,591	50,328
Citius Pharmaceuticals, Inc.†	11,808	22,317
Clovis Oncology, Inc.†	10,358	50,029
Coherus Biosciences, Inc.†	6,669	87,030
Collegium Pharmaceutical, Inc.†	3,660	91,097
Corcept Therapeutics, Inc.†	10,053	208,801
Cytokinetics, Inc.†	8,069	239,488
Durect Corp.†	23,523	33,167
Eagle Pharmaceuticals, Inc.†	1,208	56,172
Enanta Pharmaceuticals, Inc.†	2,003	84,627
Foghorn Therapeutics, Inc.†	2,034	18,448
Fortress Biotech, Inc.†	7,448	23,163
Fulcrum Therapeutics, Inc.†	2,303	16,835
Gritstone Oncology, Inc.†	4,199	28,049
Harmony Biosciences Holdings, Inc.†	2,324	60,796
Harpoon Therapeutics, Inc.†	1,945	19,042
Hookipa Pharma, Inc.†	1,996	15,429
Ideaya Biosciences, Inc.†	2,919	71,516
Intellia Therapeutics, Inc.†	7,046	999,475
Ironwood Pharmaceuticals, Inc.†	15,106	200,457
Jounce Therapeutics, Inc.†	3,428	17,277
Kala Pharmaceuticals, Inc.†	5,028	17,347
KalVista Pharmaceuticals, Inc.†	2,067	41,629
Kura Oncology, Inc.†	6,607	125,137
Landos Biopharma, Inc.†	672	7,379
Madrigal Pharmaceuticals, Inc.†	1,181	103,125
Marinus Pharmaceuticals, Inc.†	3,841	56,463
Mirum Pharmaceuticals, Inc.†	375	5,419

443

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Morphic Holding, Inc.†	2,156	$124,229
Neoleukin Therapeutics, Inc.†	3,661	25,590
NexImmune, Inc.†	703	7,508
Ocular Therapeutix, Inc.†	7,971	87,761
ORIC Pharmaceuticals, Inc.†	3,068	51,082
Pacira BioSciences, Inc.†	4,539	267,574
Paratek Pharmaceuticals, Inc.†	4,761	24,757
Passage Bio, Inc.†	3,856	45,501
Phibro Animal Health Corp., Class A	2,126	50,322
PMV Pharmaceuticals Inc†	2,728	92,779
Prestige Consumer Healthcare, Inc.†	5,208	273,680
Progenics Pharmaceuticals, Inc. CVR†(1)	9,786	0
Protagonist Therapeutics, Inc.†	4,299	212,500
Reata Pharmaceuticals, Inc., Class A†	2,855	357,760
Relmada Therapeutics, Inc.†	1,560	40,560
Reneo Pharmaceuticals, Inc.†	656	5,373
Rhythm Pharmaceuticals, Inc.†	4,581	79,206
Seres Therapeutics, Inc.†	7,237	51,383
SIGA Technologies, Inc.†	5,149	32,799
Spectrum Pharmaceuticals, Inc.†	16,086	51,797
Spero Therapeutics, Inc.†	2,516	33,563
Summit Therapeutics, Inc.†	2,337	17,130
Supernus Pharmaceuticals, Inc.†	5,108	134,494
Syros Pharmaceuticals, Inc.†	5,986	27,655
TherapeuticsMD, Inc.†	37,611	37,611
Tonix Pharmaceuticals Holding Corp.†	33,969	24,322
Trevena, Inc.†	17,005	22,617
Vanda Pharmaceuticals, Inc.†	5,698	92,934
Vaxcyte, Inc.†	4,133	89,603
Verrica Pharmaceuticals, Inc.†	1,362	14,573
Zogenix, Inc.†	5,832	94,537

		6,558,873

Medical-Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	10,369	51,119
Arvinas, Inc.†	4,539	458,893
Endo International PLC†	23,835	120,605
Prometheus Biosciences, Inc.†	1,175	24,640

		655,257

Medical-HMO — 0.1%
Magellan Health, Inc.†	2,468	232,782
Ontrak, Inc.†	895	24,174
Tivity Health, Inc.†	4,577	114,791
Triple-S Management Corp., Class B†	2,365	57,540

		429,287

Medical-Hospitals — 0.5%
Community Health Systems, Inc.†	12,921	172,107
Select Medical Holdings Corp.	11,491	453,320
Surgery Partners, Inc.†	3,296	179,830
Tenet Healthcare Corp.†	11,045	793,473

		1,598,730

Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,465	464,908
Innovage Holding Corp.†	1,906	32,135
National HealthCare Corp.	1,306	101,411

		598,454

Medical-Outpatient/Home Medical — 0.5%
Addus HomeCare Corp.†	1,601	138,951
American Well Corp., Class A†	20,244	235,842

Security Description	Shares	Value (Note 2)
Medical-Outpatient/Home Medical (continued)
Joint Corp.†	1,423	$112,403
LHC Group, Inc.†	3,176	683,412
ModivCare, Inc.†	1,292	219,640
Pennant Group, Inc.†	2,665	91,196

		1,481,444

Medical-Wholesale Drug Distribution — 0.3%
AdaptHealth Corp.†	8,196	183,508
Covetrus, Inc.†	10,763	274,026
Owens & Minor, Inc.	7,543	348,864
PetIQ, Inc.†	2,745	97,063

		903,461

Metal Processors & Fabrication — 0.8%
AZZ, Inc.	2,586	137,032
Helios Technologies, Inc.	3,363	271,898
Lawson Products, Inc.†	495	25,983
Mayville Engineering Co., Inc.†	931	16,358
Mueller Industries, Inc.	5,843	253,586
Park-Ohio Holdings Corp.	884	25,716
Proto Labs, Inc.†	2,890	225,969
RBC Bearings, Inc.†	2,572	604,420
Rexnord Corp.	12,476	702,773
Standex International Corp.	1,257	115,644
Tredegar Corp.	2,725	35,616
TriMas Corp.†	4,495	147,076

		2,562,071

Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	975	29,367
Ryerson Holding Corp.†	1,709	26,882
Worthington Industries, Inc.	3,602	230,420

		286,669

Metal-Aluminum — 0.3%
Arconic Corp.†	11,481	412,627
Century Aluminum Co.†	5,341	77,765
Constellium SE†	12,767	240,913
Kaiser Aluminum Corp.	1,644	200,042

		931,347

Metal-Diversified — 0.0%
PolyMet Mining Corp.†	3,002	9,216

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	7,818	354,156
John Bean Technologies Corp.	3,264	478,437

		832,593

Motion Pictures & Services — 0.1%
Chicken Soup For The Soul Entertainment, Inc.†	1,196	42,912
Eros STX Global Corp.†	33,033	36,006
IMAX Corp.†	5,182	83,637
Lions Gate Entertainment Corp., Class A†	6,056	91,022
Lions Gate Entertainment Corp., Class B†	11,983	160,093

		413,670

MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	4,653	170,951

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	5,169	277,524

444

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 0.0%
E.W. Scripps Co., Class A	5,959	$113,698
Entravision Communications Corp., Class A	6,175	37,976

		151,674

Networking Products — 0.3%
A10 Networks, Inc.†	6,249	79,800
Calix, Inc.†	5,680	265,710
Extreme Networks, Inc.†	12,836	141,324
Infinera Corp.†	18,503	183,365
NeoPhotonics Corp.†	5,245	50,877
NETGEAR, Inc.†	3,136	107,408

		828,484

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	868	54,476

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†	14,663	76,981
Ur-Energy, Inc.†	18,815	21,261
Uranium Energy Corp.†	22,070	47,892

		146,134

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc., Class A†	5,117	351,947
Covanta Holding Corp.	12,458	250,406

		602,353

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	18,290	146,320

Office Furnishings-Original — 0.1%
CompX International, Inc.	167	3,106
HNI Corp.	4,527	168,857
Interface, Inc.	6,045	87,169
Kimball International, Inc., Class B	3,755	46,487
Steelcase, Inc., Class A	9,219	126,761

		432,380

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	9,692	86,646

Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	10,951	313,965
Nabors Industries, Ltd.†	735	64,320
Patterson-UTI Energy, Inc.	19,399	155,580

		533,865

Oil Companies-Exploration & Production — 1.8%
Antero Resources Corp.†	29,759	404,722
Berry Corp.	7,013	38,922
Bonanza Creek Energy, Inc.	3,209	123,450
Brigham Minerals, Inc., Class A	4,539	89,146
California Resources Corp.†	8,744	245,794
Callon Petroleum Co.†	4,149	163,305
Centennial Resource Development, Inc., Class A†	18,830	98,104
Chesapeake Energy Corp.	10,275	555,364
CNX Resources Corp.†	22,753	275,311
Comstock Resources, Inc.†	9,523	57,900
Contango Oil & Gas Co.†	15,274	58,347
Denbury, Inc.†	5,247	344,780
Earthstone Energy, Inc., Class A†	2,492	24,496
Extraction Oil & Gas, Inc.†	1,625	72,296
Falcon Minerals Corp.	4,139	19,743

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
HighPeak Energy, Inc.	518	$5,644
Kosmos Energy, Ltd.†	42,136	97,334
Laredo Petroleum, Inc.†	1,308	72,019
Magnolia Oil & Gas Corp., Class A†	14,479	202,706
Matador Resources Co.	11,517	355,875
Northern Oil and Gas, Inc.	4,975	85,918
Oasis Petroleum, Inc.	2,098	192,408
Ovintiv, Inc.	27,261	699,517
PDC Energy, Inc.	10,340	408,947
Penn Virginia Corp.†	1,603	29,640
Range Resources Corp.†	24,865	378,694
Riley Exploration Permian, Inc.	238	5,138
SM Energy Co.	12,125	226,738
Southwestern Energy Co.†	70,479	331,956
Talos Energy, Inc.†	3,834	44,244
Tellurian, Inc.†	32,961	124,263
Vine Energy, Inc., Class A†	2,145	30,052
W&T Offshore, Inc.†	9,759	39,524
Whiting Petroleum Corp.†	4,096	192,102

		6,094,399

Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	15,240	330,860

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,651	104,345
US Silica Holdings, Inc.†	7,638	77,144

		181,489

Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	3,077	42,032
Delek US Holdings, Inc.	6,828	118,670
Par Pacific Holdings, Inc.†	4,653	76,216
PBF Energy, Inc., Class A†	10,017	91,856

		328,774

Oil-Field Services — 0.5%
Archrock, Inc.	14,025	120,755
Bristow Group, Inc.†	673	17,485
ChampionX Corp.†	21,094	490,225
DMC Global, Inc.†	1,932	84,564
Frank’s International NV†	17,272	47,498
FTS International, Inc., Class A†	924	18,055
Helix Energy Solutions Group, Inc.†	14,885	61,773
Liberty Oilfield Services, Inc., Class A†	9,004	91,751
Matrix Service Co.†	2,709	29,555
MRC Global, Inc.†	8,372	76,771
National Energy Services Reunited Corp.†	3,096	39,938
Newpark Resources, Inc.†	9,277	29,965
NexTier Oilfield Solutions, Inc.†	17,987	68,710
NOW, Inc.†	11,464	113,150
Oceaneering International, Inc.†	10,358	137,347
Oil States International, Inc.†	6,301	35,664
ProPetro Holding Corp.†	8,879	67,036
RPC, Inc.†	7,026	29,509
Select Energy Services, Inc., Class A†	6,142	36,545
Solaris Oilfield Infrastructure, Inc., Class A	3,252	28,292
TETRA Technologies, Inc.†	12,761	39,431

		1,664,019

Optical Supplies — 0.2%
STAAR Surgical Co.†	4,889	625,401

445

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,715	$50,576
Domtar Corp.†	5,198	285,422
Glatfelter Corp.	4,553	69,342
Neenah, Inc.	1,753	88,123
Schweitzer-Mauduit International, Inc.	3,256	128,059
Verso Corp., Class A	3,117	59,285

		680,807

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	5,204	437,344

Pharmacy Services — 0.1%
Option Care Health, Inc.†	11,504	238,363

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,329	157,035

Physicians Practice Management — 0.1%
Accolade, Inc.†	5,235	245,050

Pipelines — 0.1%
Equitrans Midstream Corp.	42,533	349,621
Golar LNG, Ltd.†	10,693	119,334

		468,955

Pollution Control — 0.0%
CECO Environmental Corp.†	3,235	22,774

Poultry — 0.1%
Sanderson Farms, Inc.	2,113	394,793

Power Converter/Supply Equipment — 0.1%
Blink Charging Co.†	3,797	131,111
Powell Industries, Inc.	947	27,548

		158,659

Precious Metals — 0.2%
Coeur Mining, Inc.†	25,205	190,046
Hecla Mining Co.	55,285	369,856

		559,902

Printing-Commercial — 0.1%
Cimpress PLC†	1,824	186,504
Deluxe Corp.	4,380	192,282
Ennis, Inc.	2,654	52,470
RR Donnelley & Sons Co.†	7,368	45,092

		476,348

Private Corrections — 0.0%
CoreCivic, Inc.†	12,474	128,233

Professional Sports — 0.1%
Hall of Fame Resort & Entertainment Co.†	5,717	16,922
Liberty Media Corp.—Liberty Braves, Series A†	1,042	27,655
Liberty Media Corp.—Liberty Braves, Series C†	3,800	100,510
Madison Square Garden Entertainment Corp.†	2,506	175,320

		320,407

Protection/Safety — 0.2%
Alarm.com Holdings, Inc.†	4,918	409,276
ShotSpotter, Inc.†	881	40,262
Vivint Smart Home, Inc.†	9,528	116,908

		566,446

Security Description	Shares	Value (Note 2)
Publishing-Books — 0.1%
Gannett Co, Inc.†	14,633	$84,432
Houghton Mifflin Harcourt Co.†	13,221	149,662
Scholastic Corp.	3,022	101,570

		335,664

Publishing-Newspapers — 0.1%
TEGNA, Inc.	23,002	407,595

Publishing-Periodicals — 0.1%
Meredith Corp.†	4,149	181,062
Thryv Holdings, Inc.†	673	22,357
Value Line, Inc.	102	3,264

		206,683

Quarrying — 0.1%
Compass Minerals International, Inc.	3,557	243,868

Radio — 0.1%
Entercom Communications Corp.†	12,267	43,793
iHeartMedia, Inc., Class A†	11,647	301,075

		344,868

Real Estate Investment Trusts — 7.0%
Acadia Realty Trust	8,815	188,641
Agree Realty Corp.	6,994	525,599
Alexander & Baldwin, Inc.	7,536	150,871
Alexander’s, Inc.	223	62,181
American Assets Trust, Inc.	5,194	191,814
American Finance Trust, Inc.	11,379	96,380
Apartment Investment & Management Co., Class A	15,491	107,817
Apollo Commercial Real Estate Finance, Inc.	14,593	222,105
Apple Hospitality REIT, Inc.	21,840	326,508
Arbor Realty Trust, Inc.	13,232	241,881
Ares Commercial Real Estate Corp.	3,922	59,144
Armada Hoffler Properties, Inc.	6,210	80,730
ARMOUR Residential REIT, Inc.	7,354	76,482
Ashford Hospitality Trust, Inc.†	1,139	18,452
Blackstone Mtg. Trust, Inc., Class A	14,401	466,880
Braemar Hotels & Resorts, Inc.†	4,627	23,598
Brandywine Realty Trust	17,649	246,380
BrightSpire Capital, Inc.	8,780	83,498
Broadmark Realty Capital, Inc.	13,359	138,533
Broadstone Net Lease, Inc.	14,800	385,096
BRT Apartments Corp.	1,145	20,118
Capstead Mtg. Corp.	9,919	63,184
CareTrust REIT, Inc.	10,037	242,092
CatchMark Timber Trust, Inc., Class A	5,086	59,455
Centerspace	1,376	123,840
Chatham Lodging Trust†	4,972	61,056
Chimera Investment Corp.	23,943	352,441
City Office REIT, Inc.	4,442	57,169
Clipper Realty, Inc.	1,269	10,558
Columbia Property Trust, Inc.	11,926	198,806
Community Healthcare Trust, Inc.	2,427	120,937
CorePoint Lodging, Inc.†	4,091	54,983
Corporate Office Properties Trust	11,749	345,891
CTO Realty Growth, Inc.	618	34,725
DiamondRock Hospitality Co.†	21,754	187,302
DigitalBridge Group, Inc.†	49,724	346,079
Diversified Healthcare Trust	24,682	96,260
Dynex Capital, Inc.	3,162	55,177
Easterly Government Properties, Inc.	8,770	199,079
EastGroup Properties, Inc.	4,135	728,670

446

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Ellington Financial, Inc.	4,269	$77,610
Empire State Realty Trust, Inc., Class A	14,873	169,998
Equity Commonwealth	12,198	320,685
Essential Properties Realty Trust, Inc.	12,175	362,815
Farmland Partners, Inc.	2,786	35,104
Four Corners Property Trust, Inc.	7,913	227,182
Franklin Street Properties Corp.	10,731	56,016
GEO Group, Inc.	12,252	84,784
Getty Realty Corp.	4,145	130,941
Gladstone Commercial Corp.	3,751	86,948
Gladstone Land Corp.	2,621	61,122
Global Medical REIT, Inc.	5,897	91,757
Global Net Lease, Inc.	9,988	184,478
Granite Point Mtg. Trust, Inc.	5,694	80,342
Great Ajax Corp.	2,256	28,606
Healthcare Realty Trust, Inc.	14,733	469,688
Hersha Hospitality Trust†	3,358	31,599
Independence Realty Trust, Inc.	10,625	204,850
INDUS Realty Trust, Inc.	454	30,668
Industrial Logistics Properties Trust	6,757	183,115
Innovative Industrial Properties, Inc.	2,465	529,950
Invesco Mtg. Capital, Inc.	25,811	88,790
iStar, Inc.	7,361	178,357
Kite Realty Group Trust	8,675	174,888
KKR Real Estate Finance Trust, Inc.	3,361	71,623
Ladder Capital Corp.	11,818	134,962
Lexington Realty Trust	28,535	375,235
LTC Properties, Inc.	4,049	153,255
Macerich Co.	20,556	335,063
Mack-Cali Realty Corp.	9,135	164,430
MFA Financial, Inc.	46,041	215,011
Monmouth Real Estate Investment Corp.	9,907	188,629
National Health Investors, Inc.	4,550	310,447
National Storage Affiliates Trust	8,140	440,944
NETSTREIT Corp.	4,127	107,096
New Senior Investment Group, Inc.	8,519	78,545
New York Mtg. Trust, Inc.	39,484	172,545
NexPoint Residential Trust, Inc.	2,329	137,295
Office Properties Income Trust	4,980	144,320
One Liberty Properties, Inc.	1,675	51,238
Orchid Island Capital, Inc.	9,861	48,812
Outfront Media, Inc.†	15,136	361,599
Paramount Group, Inc.	19,416	189,500
Pebblebrook Hotel Trust	13,520	304,065
PennyMac Mtg. Investment Trust	10,192	200,986
Physicians Realty Trust	22,429	425,030
Piedmont Office Realty Trust, Inc., Class A	12,898	245,320
Plymouth Industrial REIT, Inc.	3,045	70,279
Postal Realty Trust, Inc., Class A	1,253	24,083
PotlatchDeltic Corp.	6,868	356,724
Preferred Apartment Communities, Inc., Class A	5,212	54,934
PS Business Parks, Inc.	2,089	321,017
QTS Realty Trust, Inc., Class A	7,147	555,393
Ready Capital Corp.	6,016	90,962
Redwood Trust, Inc.	11,756	139,544
Retail Opportunity Investments Corp.	12,093	213,683
Retail Properties of America, Inc., Class A	22,311	281,342
Retail Value, Inc.	1,814	44,334
RLJ Lodging Trust	17,027	244,337

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
RPT Realty	8,385	$106,825
Ryman Hospitality Properties, Inc.†	5,594	429,060
Sabra Health Care REIT, Inc.	22,429	416,955
Safehold, Inc.	1,861	168,086
Saul Centers, Inc.	1,230	56,088
Seritage Growth Properties, Class A†	3,807	60,417
Service Properties Trust	17,069	189,978
SITE Centers Corp.	18,021	285,813
STAG Industrial, Inc.	16,737	691,573
Summit Hotel Properties, Inc.†	10,789	97,209
Sunstone Hotel Investors, Inc.†	22,354	257,965
Tanger Factory Outlet Centers, Inc.	10,317	177,143
Terreno Realty Corp.	7,131	487,475
TPG RE Finance Trust, Inc.	6,244	82,171
Two Harbors Investment Corp.	32,645	209,254
UMH Properties, Inc.	4,205	97,892
Uniti Group, Inc.	20,227	236,858
Universal Health Realty Income Trust	1,334	79,707
Urban Edge Properties	12,043	228,817
Urstadt Biddle Properties, Inc., Class A	3,096	59,041
Washington Real Estate Investment Trust	8,806	213,898
Whitestone REIT	4,166	36,869
Xenia Hotels & Resorts, Inc.†	11,851	209,526

		23,071,907

Real Estate Management/Services — 0.5%
Cushman & Wakefield PLC†	12,204	227,849
eXp World Holdings, Inc.†	6,454	231,828
Fathom Holdings, Inc.†	536	13,561
Marcus & Millichap, Inc.†	2,469	98,241
Newmark Group, Inc., Class A	15,518	199,872
RE/MAX Holdings, Inc., Class A	1,925	66,027
Realogy Holdings Corp.†	11,980	212,286
Redfin Corp.†	10,580	619,670
RMR Group, Inc., Class A	1,587	62,274

		1,731,608

Real Estate Operations & Development — 0.2%
FRP Holdings, Inc.†	695	41,790
Kennedy-Wilson Holdings, Inc.	12,489	252,153
Legacy Housing Corp.†	836	14,747
McGrath RentCorp	2,512	196,991
Radius Global Infrastructure, Inc., Class A†	4,574	70,119
Rafael Holdings, Inc., Class B†	1,013	51,268
St. Joe Co.	3,465	156,861

		783,929

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.†	5,496	54,300

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	4,439	174,719
Malibu Boats, Inc., Class A†	2,155	180,287
Marine Products Corp.	847	13,857
MasterCraft Boat Holdings, Inc.†	1,955	52,120
OneWater Marine, Inc., Class A	1,067	50,128

		471,111

Recycling — 0.1%
Harsco Corp.†	8,144	163,858
PureCycle Technologies, Inc.†	3,425	50,724

		214,582

447

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rental Auto/Equipment — 0.7%
Aaron’s Co., Inc.	3,527	$101,824
Alta Equipment Group, Inc.†	1,966	24,752
Avis Budget Group, Inc.†	5,319	440,254
CAI International, Inc.	1,692	94,431
Custom Truck One Source, Inc.†	1,353	10,540
Herc Holdings, Inc.†	2,595	321,884
PROG Holdings, Inc.	6,981	305,558
Rent-A-Center, Inc.	6,856	392,300
Textainer Group Holdings, Ltd.†	4,984	160,884
Triton International, Ltd.	6,942	366,468

		2,218,895

Resort/Theme Parks — 0.1%
SeaWorld Entertainment, Inc.†	5,356	253,928

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	6,381	241,266
American Eagle Outfitters, Inc.	15,829	545,626
Boot Barn Holdings, Inc.†	2,988	258,223
Buckle, Inc.	3,095	130,237
Caleres, Inc.	3,832	94,804
Cato Corp., Class A	2,057	33,940
Chico’s FAS, Inc.†	12,510	77,312
Children’s Place, Inc.†	1,462	123,290
Designer Brands, Inc., Class A†	6,252	91,092
Duluth Holdings, Inc., Class B†	1,263	18,907
Genesco, Inc.†	1,525	87,611
Guess?, Inc.	4,187	93,454
Shoe Carnival, Inc.	1,836	61,873
Tilly’s, Inc., Class A	2,357	34,954
Vera Bradley, Inc.†	2,676	29,463
Winmark Corp.	367	77,371

		1,999,423

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,857	41,300

Retail-Arts & Crafts — 0.0%
Joann, Inc.	1,207	18,660

Retail-Automobile — 0.4%
America’s Car-Mart, Inc.†	631	100,329
Asbury Automotive Group, Inc.†	2,013	413,591
CarLotz, Inc.†	4,521	20,073
Group 1 Automotive, Inc.	1,828	317,597
Lazydays Holdings, Inc.†	764	15,945
Rush Enterprises, Inc., Class A	4,392	206,380
Rush Enterprises, Inc., Class B	682	29,926
Shift Technologies, Inc.†	6,454	54,536
Sonic Automotive, Inc., Class A	2,276	124,156

		1,282,533

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	11,415	325,784

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	3,996	33,367

Retail-Building Products — 0.2%
Aspen Aerogels, Inc.†	2,246	84,562
Beacon Roofing Supply, Inc.†	5,804	310,398
BlueLinx Holdings, Inc.†	933	40,081
GMS, Inc.†	4,446	218,432

		653,473

Security Description	Shares	Value (Note 2)
Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,153	$54,837

Retail-Convenience Store — 0.0%
Arko Corp.†	2,136	17,729

Retail-Discount — 0.3%
Big Lots, Inc.	3,611	208,030
BJ’s Wholesale Club Holdings, Inc.†	14,255	721,873
Citi Trends, Inc.†	927	73,928

		1,003,831

Retail-Drug Store — 0.1%
MedAvail Holdings, Inc.†	1,219	10,288
OptimizeRx Corp.†	1,752	96,833
Rite Aid Corp.†	5,717	86,899

		194,020

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,980	56,858

Retail-Gardening Products — 0.1%
GrowGeneration Corp.†	5,626	228,809

Retail-Hair Salons — 0.0%
Regis Corp.†	2,458	19,590

Retail-Home Furnishings — 0.1%
Bassett Furniture Industries, Inc.	968	22,051
Haverty Furniture Cos., Inc.	1,735	62,443
Kirkland’s, Inc.†	1,457	28,353
La-Z-Boy, Inc.	4,781	160,546

		273,393

Retail-Jewelry — 0.1%
Movado Group, Inc.	1,634	49,134
Signet Jewelers, Ltd.	5,423	348,916

		398,050

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,237	120,328

Retail-Misc./Diversified — 0.2%
Container Store Group, Inc.†	3,306	34,779
Party City Holdco, Inc.†	11,493	98,150
PriceSmart, Inc.	2,435	218,517
Sally Beauty Holdings, Inc.†	11,721	221,762

		573,208

Retail-Office Supplies — 0.1%
ODP Corp.†	5,091	240,957

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	4,188	331,690

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,050	64,349

Retail-Petroleum Products — 0.2%
Clean Energy Fuels Corp.†	14,463	108,617
Murphy USA, Inc.	2,620	386,476
TravelCenters of America, Inc.†	1,298	37,538
World Fuel Services Corp.	6,487	223,542

		756,173

Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	653	119,675
Macy’s, Inc.†	32,673	555,441

		675,116

448

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants — 1.3%
Biglari Holdings, Inc., Class B†	84	$13,814
BJ’s Restaurants, Inc.†	2,343	95,079
Bloomin’ Brands, Inc.†	9,213	231,523
Brinker International, Inc.†	4,725	256,756
Cannae Holdings, Inc.†	9,084	302,043
Carrols Restaurant Group, Inc.†	3,476	17,067
Cheesecake Factory, Inc.†	4,505	203,896
Chuy’s Holdings, Inc.†	2,070	68,310
Cracker Barrel Old Country Store, Inc.	2,467	335,956
Dave & Buster’s Entertainment, Inc.†	4,495	149,594
Del Taco Restaurants, Inc.	3,105	26,423
Denny’s Corp.†	6,516	91,680
Dine Brands Global, Inc.†	1,695	131,312
El Pollo Loco Holdings, Inc.†	1,981	36,866
Fiesta Restaurant Group, Inc.†	1,836	24,584
Jack in the Box, Inc.	2,390	260,175
Kura Sushi USA, Inc., Class A†	356	17,309
Noodles & Co.†	4,229	50,494
ONE Group Hospitality, Inc.†	2,032	18,593
Papa John’s International, Inc.	3,440	392,573
Red Robin Gourmet Burgers, Inc.†	1,620	42,493
Ruth’s Hospitality Group, Inc.†	3,498	69,855
Shake Shack, Inc., Class A†	3,892	391,302
Texas Roadhouse, Inc.	7,280	670,998
Wingstop, Inc.	3,104	531,746

		4,430,441

Retail-Sporting Goods — 0.2%
Academy Sports & Outdoors, Inc.†	6,431	238,269
Big 5 Sporting Goods Corp.	2,165	47,457
Hibbett Sports, Inc.	1,690	149,835
Sportsman’s Warehouse Holdings, Inc.†	4,527	79,992
Zumiez, Inc.†	2,270	99,085

		614,638

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	8,489	458,236

Retail-Vitamins & Nutrition Supplements — 0.0%
Franchise Group, Inc.	2,947	100,080

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	19,246	144,730

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.†	28,745	451,584

Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	3,755	79,531
Raven Industries, Inc.	3,709	216,049
Trinseo SA	4,048	220,049

		515,629

Satellite Telecom — 0.3%
EchoStar Corp., Class A†	4,299	95,868
Globalstar, Inc.†	63,132	87,122
Gogo, Inc.†	6,147	63,744
Iridium Communications, Inc.†	12,429	524,877
KVH Industries, Inc.†	1,576	17,840
Loral Space & Communications, Inc.	1,335	47,246

		836,697

Savings & Loans/Thrifts — 0.9%
Axos Financial, Inc.†	5,934	283,942
Banc of California, Inc.	4,695	80,378

Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
Berkshire Hills Bancorp, Inc.	5,301	$143,339
Brookline Bancorp, Inc.	7,985	114,745
Capitol Federal Financial, Inc.	13,515	149,881
Flushing Financial Corp.	3,067	67,627
FS Bancorp, Inc.	764	26,572
Hingham Institution for Savings	151	45,149
Home Bancorp, Inc.	795	27,920
HomeTrust Bancshares, Inc.	1,580	41,601
Investors Bancorp, Inc.	23,793	328,819
Meridian Bancorp, Inc.	4,862	92,913
Northfield Bancorp, Inc.	4,758	78,269
Northwest Bancshares, Inc.	12,729	169,423
OceanFirst Financial Corp.	6,150	119,925
Pacific Premier Bancorp, Inc.	9,751	370,343
Provident Financial Services, Inc.	7,894	170,511
Southern Missouri Bancorp, Inc.	804	36,084
Washington Federal, Inc.	7,506	242,219
Waterstone Financial, Inc.	2,251	44,412
WSFS Financial Corp.	4,889	214,041

		2,848,113

Schools — 0.4%
2U, Inc.†	7,460	323,764
Adtalem Global Education, Inc.†	5,149	187,115
American Public Education, Inc.†	1,935	57,315
Coursera, Inc.†	1,253	44,594
Graham Holdings Co., Class B	403	267,858
Laureate Education, Inc., Class A†	10,994	162,821
Perdoceo Education Corp.†	7,318	86,792
Strategic Education, Inc.	2,536	201,079
Stride, Inc.†	4,190	128,465

		1,459,803

Security Services — 0.1%
Brink’s Co.	5,061	389,495

Semiconductor Components-Integrated Circuits — 0.3%
MaxLinear, Inc.†	7,274	350,825
Power Integrations, Inc.	6,279	609,000

		959,825

Semiconductor Equipment — 0.6%
Axcelis Technologies, Inc.†	3,464	133,537
CMC Materials, Inc.	3,038	439,416
Cohu, Inc.†	4,984	176,483
FormFactor, Inc.†	8,087	301,322
Kulicke & Soffa Industries, Inc.	6,368	346,165
Onto Innovation, Inc.†	5,064	354,885
SkyWater Technology, Inc.†	818	14,119
Ultra Clean Holdings, Inc.†	4,524	244,341
Veeco Instruments, Inc.†	5,179	120,153

		2,130,421

Silver Mining — 0.0%
Gatos Silver, Inc.†	3,599	49,090
Pan American Silver Corp. CVR†	29,003	24,073

		73,163

Software Tools — 0.2%
Digital Turbine, Inc.†	8,786	553,079

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	1,007	28,609
Omega Flex, Inc.	323	50,653
TimkenSteel Corp.†	4,727	63,011

		142,273

449

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Steel-Producers — 0.2%
Carpenter Technology Corp.	4,955	$189,033
Commercial Metals Co.	12,490	409,672
Schnitzer Steel Industries, Inc., Class A	2,696	141,325

		740,030

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	13,247	271,961

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,796	39,284

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,224	53,132

Telecom Equipment-Fiber Optics — 0.0%
Clearfield, Inc.†	1,185	51,571

Telecom Services — 0.2%
ATN International, Inc.	1,156	49,766
Aviat Networks, Inc.†	1,002	37,354
Consolidated Communications Holdings, Inc.†	7,582	58,306
HC2 Holdings, Inc.†	4,924	18,120
Ooma, Inc.†	2,261	41,941
ORBCOMM, Inc.†	7,761	87,622
Vonage Holdings Corp.†	25,137	358,454

		651,563

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	5,015	112,386
Cambium Networks Corp.†	932	41,054
DZS, Inc.†	1,748	34,523
Harmonic, Inc.†	9,287	82,190
Plantronics, Inc.†	3,547	110,631
Preformed Line Products Co.	307	21,036
Viavi Solutions, Inc.†	23,775	396,805

		798,625

Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	5,248	80,504
Shenandoah Telecommunications Co.	5,026	265,323
Telephone & Data Systems, Inc.	10,510	234,898

		580,725

Television — 0.2%
AMC Networks, Inc., Class A†	3,026	151,421
Gray Television, Inc.	8,887	197,025
Sinclair Broadcast Group, Inc., Class A	4,776	135,113

		483,559

Textile-Apparel — 0.0%
Unifi, Inc.†	1,380	32,554

Theaters — 0.5%
AMC Entertainment Holdings, Inc., Class A†	42,355	1,567,982
Cinemark Holdings, Inc.†	11,239	174,542

		1,742,524

Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	6,406	308,065
Akebia Therapeutics, Inc.†	16,616	41,042
Anika Therapeutics, Inc.†	1,501	60,235
CorMedix, Inc.†	3,940	22,891
Flexion Therapeutics, Inc.†	5,007	29,691

Security Description	Shares	Value (Note 2)
Therapeutics (continued)
G1 Therapeutics, Inc.†	4,077	$70,573
MannKind Corp.†	25,675	105,267
Ocugen, Inc.†	19,201	128,839
Outlook Therapeutics, Inc.†	9,106	20,580

		787,183

Tobacco — 0.1%
22nd Century Group, Inc.†	15,700	50,397
Greenlane Holdings, Inc., Class A†	1,697	6,042
Turning Point Brands, Inc.	1,515	80,325
Universal Corp.	2,514	131,130
Vector Group, Ltd.	14,938	199,572

		467,466

Toys — 0.0%
Funko, Inc., Class A†	2,757	51,446

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	8,466	51,727

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	6,137	148,516
Atlas Air Worldwide Holdings, Inc.†	2,994	200,508

		349,024

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,673	338,834
Greenbrier Cos., Inc.	3,361	143,851
Willis Lease Finance Corp.†	285	11,856

		494,541

Transport-Marine — 0.2%
Costamare, Inc.	5,489	59,501
DHT Holdings, Inc.	15,057	87,331
Dorian LPG, Ltd.†	3,107	37,595
Eagle Bulk Shipping, Inc.†	866	36,112
Frontline, Ltd.	12,422	98,879
Genco Shipping & Trading, Ltd.	3,341	58,634
International Seaways, Inc.	4,278	70,373
Nordic American Tankers, Ltd.	15,702	40,982
Safe Bulkers, Inc.†	5,709	19,068
Scorpio Tankers, Inc.	5,072	82,927
SFL Corp., Ltd.	10,872	74,691
Teekay Corp.†	7,222	21,594
Teekay Tankers, Ltd., Class A†	2,480	31,372
Tidewater, Inc.†	4,225	47,827

		766,886

Transport-Services — 0.4%
AFC Gamma, Inc.	754	16,045
CryoPort, Inc.†	4,218	260,335
Echo Global Logistics, Inc.†	2,740	84,748
Forward Air Corp.	2,827	250,020
Hub Group, Inc., Class A†	3,443	228,202
Ideanomics, Inc.†	42,485	100,690
Matson, Inc.	4,469	299,959
Radiant Logistics, Inc.†	4,082	25,390
Universal Logistics Holdings, Inc.	796	18,348

		1,283,737

Transport-Truck — 0.4%
ArcBest Corp.	2,632	155,577
Covenant Logistics Group, Inc.†	1,277	26,830
Daseke, Inc.†	4,368	30,183
Heartland Express, Inc.	4,961	84,486

450

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck (continued)
Marten Transport, Ltd.	6,189	$97,910
P.A.M. Transportation Services, Inc.†	189	11,812
Saia, Inc.†	2,759	623,534
US Xpress Enterprises, Inc., Class A†	2,797	24,418
Werner Enterprises, Inc.	6,517	297,892
Yellow Corp.†	5,235	27,222

		1,379,864

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	7,576	31,668

Veterinary Diagnostics — 0.1%
Heska Corp.†	996	239,737

Vitamins & Nutrition Products — 0.0%
Nature’s Sunshine Products, Inc.	1,233	21,688
USANA Health Sciences, Inc.†	1,321	125,852

		147,540

Water — 0.4%
American States Water Co.	3,836	338,795
Artesian Resources Corp., Class A	846	33,062
California Water Service Group	5,284	331,201
Global Water Resources, Inc.	1,315	23,170
Middlesex Water Co.	1,797	182,827
SJW Group	2,878	198,381
York Water Co.	1,354	65,344

		1,172,780

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	4,385	92,743
Pure Cycle Corp.†	2,002	30,951

		123,694

Web Hosting/Design — 0.2%
Q2 Holdings, Inc.†	5,686	587,421

Wire & Cable Products — 0.1%
Belden, Inc.	4,601	225,449
Encore Wire Corp.	2,092	164,076
Insteel Industries, Inc.	1,939	75,291

		464,816

Wireless Equipment — 0.2%
Anterix, Inc.†	1,158	67,535
CalAmp Corp.†	3,627	43,995
Casa Systems, Inc.†	3,263	24,505
InterDigital, Inc.	3,218	212,034
Maxar Technologies, Inc.	7,459	270,538
Ribbon Communications, Inc.†	7,314	50,540

		669,147

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	3,986	108,818
ViewRay, Inc.†	14,167	94,069

		202,887

Total Common Stocks (cost $235,862,354)		302,616,210

EXCHANGE-TRADED FUNDS — 4.3%
iShares Russell 2000 ETF (cost $14,607,942)	64,400	14,235,620

Security Description	Shares/ Principal Amount	Value (Note 2)
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Whiting Petroleum Corp., Series A Expires 09/01/2024†	538	$3,228
Whiting Petroleum Corp., Series B Expires 09/01/2025†	269	1,358

		4,586

Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026†	304	1,976

Total Warrants (cost $0)		6,562

U.S. CORPORATE BONDS & NOTES — 0.0%
Investment Management/Advisor Services — 0.0%
GAMCO Investors, Inc. Sub. Notes 4.00% due 06/15/2023 (cost $1,156)	$1,156	1,156

Total Long-Term Investment Securities (cost $250,471,452)		316,859,548

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.04% due 04/21/2022(2)	100,000	99,965
0.05% due 04/21/2022(2)	100,000	99,965
0.05% due 04/21/2022(2)	10,000	9,997
0.07% due 07/14/2022(2)	100,000	99,933
0.07% due 06/16/2022(2)	100,000	99,945
0.07% due 07/14/2022(2)	50,000	49,966
0.07% due 06/16/2022(2)	350,000	349,807

Total Short-Term Investment Securities (cost $809,555)		809,578

REPURCHASE AGREEMENTS — 3.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 7/30/2021, to be repurchased 8/02/2021 in the amount of $12,779,000 and collateralized by $13,369,600 of United States Treasury Notes, bearing interest at 0.50% due 10/31/2027 and having an approximate value of $13,034,657 (cost $12,779,000)	12,779,000	12,779,000

TOTAL INVESTMENTS (cost $264,060,007)(3)	100.0%	330,448,126
Liabilities in excess of other assets	(0.0)	(114,131)

NET ASSETS	100.0%	$330,333,995

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $429,979 representing 0.1% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

451

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

118	Long	E-Mini Russell 2000 Index	September 2021	$13,590,342	$13,107,440	$(482,902)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$25,524,295	$—	$6,803	$25,531,098
Medical-Drugs	6,558,873	—	0	6,558,873
Other Industries . . . . . . .	270,526,239	—	—	270,526,239
Exchange-Traded Funds . .	14,235,620	—	—	14,235,620
Warrants	6,562	—	—	6,562
U.S. Corporate Bonds & Notes .	—	1,156	—	1,156
Short-Term Securities . . . .	—	809,578	—	809,578
Repurchase Agreements . .	—	12,779,000	—	12,779,000

Total Investments at Value	$316,851,589	$13,589,734	$6,803	$330,448,126

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$482,902	$—	$—	$482,902

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

452

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	6.4%
Applications Software	4.6
Diversified Banking Institutions	4.0
Medical-Drugs	3.9
Registered Investment Companies	3.5
United States Treasury Bonds	3.2
Web Portals/ISP	3.2
Real Estate Investment Trusts	2.5
E-Commerce/Products	2.5
Internet Content-Entertainment	2.2
Computers	2.2
Electronic Components-Semiconductors	2.1
Diagnostic Equipment	1.8
Finance-Credit Card	1.8
Banks-Commercial	1.7
Electric-Integrated	1.5
Insurance-Multi-line	1.5
Diversified Manufacturing Operations	1.5
Commercial Services-Finance	1.3
Medical-HMO	1.3
Banks-Super Regional	1.3
Semiconductor Components-Integrated Circuits	1.2
Semiconductor Equipment	1.2
Medical Products	1.1
Retail-Restaurants	1.0
Diversified Financial Services	1.0
Enterprise Software/Service	1.0
Medical Instruments	1.0
Data Processing/Management	0.9
Insurance-Life/Health	0.9
Retail-Apparel/Shoe	0.9
Auto-Cars/Light Trucks	0.9
Cable/Satellite TV	0.8
Telephone-Integrated	0.8
Cosmetics & Toiletries	0.7
Computer Services	0.7
Municipal Bonds & Notes	0.7
Industrial Gases	0.7
Transport-Rail	0.7
Finance-Investment Banker/Broker	0.7
Food-Misc./Diversified	0.7
Oil Companies-Integrated	0.6
Beverages-Non-alcoholic	0.6
Retail-Discount	0.6
Containers-Paper/Plastic	0.6
Retail-Building Products	0.6
Electronic Measurement Instruments	0.6
Insurance-Property/Casualty	0.6
Hotels/Motels	0.6
Chemicals-Diversified	0.6
Medical-Hospitals	0.6
Transport-Services	0.6
Insurance Brokers	0.5
Electric-Distribution	0.5
Multimedia	0.5
E-Commerce/Services	0.5
Coatings/Paint	0.5
Medical-Biomedical/Gene	0.5
Auto/Truck Parts & Equipment-Original	0.5
Cellular Telecom	0.5
Computer Software	0.4

Instruments-Controls	0.4%
Paper & Related Products	0.4
Oil Companies-Exploration & Production	0.4
Pharmacy Services	0.4
Food-Confectionery	0.3
Chemicals-Specialty	0.3
Commercial Services	0.3
Electronic Connectors	0.3
Aerospace/Defense	0.3
Non-Hazardous Waste Disposal	0.3
Rental Auto/Equipment	0.3
Aerospace/Defense-Equipment	0.3
Athletic Footwear	0.3
Drug Delivery Systems	0.3
Electronic Components-Misc.	0.3
Insurance-Reinsurance	0.3
Communications Software	0.3
Networking Products	0.3
Auto-Heavy Duty Trucks	0.3
Tobacco	0.2
Finance-Other Services	0.2
Power Converter/Supply Equipment	0.2
Diversified Minerals	0.2
Industrial Automated/Robotic	0.2
Retail-Automobile	0.2
Audio/Video Products	0.2
Internet Content-Information/News	0.2
Machinery-Construction & Mining	0.2
Containers-Metal/Glass	0.2
Electric-Generation	0.2
Private Equity	0.2
Office Supplies & Forms	0.2
Pipelines	0.2
Veterinary Diagnostics	0.2
Beverages-Wine/Spirits	0.2
Retail-Auto Parts	0.2
Gas-Distribution	0.2
Computer Data Security	0.2
Machinery-Electrical	0.2
Apparel Manufacturers	0.2
Retail-Major Department Stores	0.2
Human Resources	0.2
Distribution/Wholesale	0.2
Engineering/R&D Services	0.2
Building-Residential/Commercial	0.2
Real Estate Operations & Development	0.2
Oil Refining & Marketing	0.2
Building Products-Cement	0.2
Finance-Leasing Companies	0.2
Airlines	0.2
Brewery	0.2
Non-Ferrous Metals	0.1
Schools	0.1
Internet Application Software	0.1
Investment Management/Advisor Services	0.1
Import/Export	0.1
Transport-Truck	0.1
Casino Hotels	0.1
Food-Retail	0.1
Machinery-Material Handling	0.1
Dialysis Centers	0.1

453

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Food-Catering	0.1%
Advertising Agencies	0.1
Advertising Services	0.1
Disposable Medical Products	0.1
E-Marketing/Info	0.1
Investment Companies	0.1
Machinery-General Industrial	0.1
Computer Aided Design	0.1
Wire & Cable Products	0.1
Metal-Copper	0.1
Consumer Products-Misc.	0.1
Optical Supplies	0.1
Consulting Services	0.1
Electric Products-Misc.	0.1
Machinery-Farming	0.1
Banks-Fiduciary	0.1
Food-Flour & Grain	0.1
Machinery-Pumps	0.1
Internet Security	0.1
Medical Labs & Testing Services	0.1
Water	0.1
Footwear & Related Apparel	0.1
Savings & Loans/Thrifts	0.1
Steel-Producers	0.1
Miscellaneous Manufacturing	0.1
Medical-Outpatient/Home Medical	0.1
Oil-Field Services	0.1
Federal Home Loan Mtg. Corp.	0.1
Retail-Gardening Products	0.1
Energy-Alternate Sources	0.1
Metal-Aluminum	0.1
Metal-Diversified	0.1
Transport-Equipment & Leasing	0.1
Resorts/Theme Parks	0.1
Entertainment Software	0.1
Web Hosting/Design	0.1
Wireless Equipment	0.1
Finance-Commercial	0.1
Regional Authority	0.1

100.0%

*	Calculated as a percentage of net assets

454

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 78.1%
Advertising Agencies — 0.1%
WPP PLC	45,827	$593,283

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	3,669	290,478
Trade Desk, Inc., Class A†	2,470	202,318

		492,796

Aerospace/Defense — 0.2%
Boeing Co.†	1,333	301,898
Northrop Grumman Corp.	1,578	572,846
Raytheon Technologies Corp.	474	41,214
Spirit AeroSystems Holdings, Inc., Class A	1,855	80,154
Teledyne Technologies, Inc.†	473	214,160
TransDigm Group, Inc.†	77	49,364

		1,259,636

Aerospace/Defense-Equipment — 0.3%
HEICO Corp., Class A	453	54,944
Howmet Aerospace, Inc.†	9,268	304,176
L3Harris Technologies, Inc.	953	216,083
Meggitt PLC†	99,768	650,116
Safran SA	2,928	383,558

		1,608,877

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	811	38,320
Intrepid Potash, Inc.†	600	18,180

		56,500

Agricultural Operations — 0.0%
Bunge, Ltd.	1,190	92,380
Cadiz, Inc.†	4,072	55,175

		147,555

Airlines — 0.1%
Allegiant Travel Co.†	120	22,814
Hawaiian Holdings, Inc.†	2,685	52,975
SkyWest, Inc.†	600	24,294
Southwest Airlines Co.†	2,349	118,672
Spirit Airlines, Inc.†	230	6,205
United Airlines Holdings, Inc.†	1,518	70,921

		295,881

Apparel Manufacturers — 0.2%
Capri Holdings, Ltd.†	700	39,417
Kering SA	613	550,417
Oxford Industries, Inc.	380	33,033
Samsonite International SA†*	99,600	185,353
VF Corp.	1,478	118,536

		926,756

Appliances — 0.0%
iRobot Corp.†	249	21,788

Applications Software — 4.5%
Appfolio, Inc., Class A†	430	60,888
CDK Global, Inc.	1,400	67,186
Cerence, Inc.†	593	63,754
Concentrix Corp.†	384	62,872
Five9, Inc.†	550	110,710
Intuit, Inc.	3,624	1,920,611
Microsoft Corp.	67,996	19,372,740
Nuance Communications, Inc.†	1,970	108,153

Security Description	Shares	Value (Note 2)
Applications Software (continued)
Phreesia, Inc.†	700	$47,845
Qumu Corp.†	8,200	19,844
Roper Technologies, Inc.	3,854	1,893,624
ServiceNow, Inc.†	2,624	1,542,623
Smartsheet, Inc., Class A†	1,110	80,531

		25,351,381

Athletic Equipment — 0.0%
Peloton Interactive, Inc., Class A†	1,292	152,521

Athletic Footwear — 0.3%
NIKE, Inc., Class B	9,416	1,577,274

Audio/Video Products — 0.2%
Kopin Corp.†	3,600	24,264
Panasonic Corp.	39,700	475,518
Sony Group Corp.	7,000	730,669

		1,230,451

Auto-Cars/Light Trucks — 0.5%
Ferrari NV	859	187,511
General Motors Co.†	5,231	297,330
Honda Motor Co., Ltd.	7,700	246,318
Suzuki Motor Corp.	9,400	382,565
Tesla, Inc.†	753	517,462
Toyota Motor Corp.	15,100	1,356,093

		2,987,279

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	2,535	588,373
PACCAR, Inc.	3,309	274,614

		862,987

Auto/Truck Parts & Equipment-Original — 0.5%
Adient PLC†	680	28,648
American Axle & Manufacturing Holdings, Inc.†	1,400	13,566
Aptiv PLC†	951	158,674
Autoliv, Inc.	602	60,730
Autoliv, Inc. SDR	3,799	380,219
Cooper-Standard Holdings, Inc.†	430	11,202
Denso Corp.	5,900	405,120
Dorman Products, Inc.†	735	74,345
Lear Corp.	486	85,040
Magna International, Inc.	11,860	994,224
Stanley Electric Co., Ltd.	11,500	300,243
Tenneco, Inc., Class A†	3,700	64,417
Veoneer, Inc.†	1,612	50,488

		2,626,916

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	1,800	75,168

Banks-Commercial — 1.4%
Australia & New Zealand Banking Group, Ltd.	21,314	434,075
BankUnited, Inc.	2,262	89,530
Citizens Financial Group, Inc.	4,357	183,691
Commerce Bancshares, Inc.	1,173	82,966
Cullen/Frost Bankers, Inc.	760	81,563
DBS Group Holdings, Ltd.	15,400	345,601
DNB Bank ASA	46,522	953,373
East West Bancorp, Inc.	1,891	134,545
Erste Group Bank AG	10,047	389,583
Farmers & Merchants Bancorp, Inc.	1,860	40,846
First Financial Bankshares, Inc.	1,750	85,470

455

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
First Interstate BancSystem, Inc., Class A	1,850	$77,552
FNB Corp.	5,930	67,958
Glacier Bancorp, Inc.	1,710	88,168
Hilltop Holdings, Inc.	1,260	39,917
Home BancShares, Inc.	3,370	71,377
ING Groep NV	70,081	897,424
Intesa Sanpaolo SpA	124,043	342,556
Meta Financial Group, Inc.	1,372	68,188
National Bank of Canada	11,823	904,920
PacWest Bancorp	1,682	66,977
Pinnacle Financial Partners, Inc.	1,264	113,267
Popular, Inc.	1,370	99,681
Prosperity Bancshares, Inc.	1,119	76,305
Signature Bank	1,250	283,712
South State Corp.	433	29,808
Standard Chartered PLC	31,472	188,533
Sumitomo Mitsui Trust Holdings, Inc.	9,000	295,718
Svenska Handelsbanken AB, Class A	48,965	552,798
United Bankshares, Inc.	2,073	71,601
United Overseas Bank, Ltd.	31,300	605,914
Webster Financial Corp.	1,958	94,180
Western Alliance Bancorp	1,550	143,871

		8,001,668

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp.	2,163	111,027
State Street Corp.	380	33,113

		144,140

Banks-Super Regional — 1.1%
Fifth Third Bancorp	11,583	420,347
Huntington Bancshares, Inc.	26,093	367,390
PNC Financial Services Group, Inc.	4,010	731,464
Wells Fargo & Co.	97,581	4,482,871

		6,002,072

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,200	51,420
EnerSys	810	79,915

		131,335

Beverages-Non-alcoholic — 0.6%
Celsius Holdings, Inc.†	420	28,824
Coca-Cola Co.	26,557	1,514,546
Keurig Dr Pepper, Inc.	9,044	318,439
Monster Beverage Corp.†	1,852	174,681
National Beverage Corp.	410	18,606
PepsiCo, Inc.	9,416	1,477,841

		3,532,937

Beverages-Wine/Spirits — 0.2%
Diageo PLC	20,338	1,008,984

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	82	58,220
Kirin Holdings Co., Ltd.	13,100	239,729

		297,949

Broadcast Services/Program — 0.0%
Liberty Media Corp.—Liberty Formula One, Series C†	1,290	60,540

Security Description	Shares	Value (Note 2)
Building & Construction Products-Misc. — 0.0%
Gibraltar Industries, Inc.†	528	$39,431
Summit Materials, Inc., Class A†	2,100	70,560
Trex Co., Inc.†	1,310	127,201

		237,192

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	520	105,399

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC	390	27,854
Lennox International, Inc.	252	83,016

		110,870

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	436	158,399
MDU Resources Group, Inc.	2,400	76,128
US Concrete, Inc.†	570	41,502
Vulcan Materials Co.	732	131,752

		407,781

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	360	14,281
Cornerstone Building Brands, Inc.†	920	15,475
Griffon Corp.	2,410	55,719
JELD-WEN Holding, Inc.†	1,700	45,016
Masonite International Corp.†	770	87,133

		217,624

Building-Heavy Construction — 0.0%
Dycom Industries, Inc.†	891	61,835

Building-Residential/Commercial — 0.2%
Green Brick Partners, Inc.†	3,700	92,759
Hovnanian Enterprises, Inc., Class A†	140	14,614
KB Home	1,280	54,323
NVR, Inc.†	23	120,120
Persimmon PLC	13,239	534,048
Taylor Morrison Home Corp.†	800	21,456

		837,320

Cable/Satellite TV — 0.6%
Altice USA, Inc., Class A†	931	28,610
Cable One, Inc.	41	77,407
Charter Communications, Inc., Class A†	414	308,037
Comcast Corp., Class A	41,612	2,448,034
DISH Network Corp., Class A†	423	17,719
Liberty Broadband Corp., Class C†	2,330	413,552
Liberty Global PLC, Class A†	888	23,843
Liberty Global PLC, Class C†	1,078	28,955
Sirius XM Holdings, Inc.	4,540	29,374

		3,375,531

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	7,540	319,319
MGM Resorts International	10,607	398,081
Wynn Resorts, Ltd.†	590	58,014

		775,414

Casino Services — 0.0%
Scientific Games Corp.†	830	51,219

Cellular Telecom — 0.4%
T-Mobile US, Inc.†	10,969	1,579,756
Vodafone Group PLC ADR	31,519	514,705

		2,094,461

456

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified — 0.6%
Asahi Kasei Corp.	44,900	$489,581
BASF SE	7,287	572,579
Covestro AG*	6,088	391,760
Johnson Matthey PLC	16,220	669,751
Koppers Holdings, Inc.†	570	17,505
PPG Industries, Inc.	5,678	928,466
Tosoh Corp.	4,600	80,899

		3,150,541

Chemicals-Specialty — 0.3%
Albemarle Corp.	263	54,189
Amyris, Inc.†	1,800	26,244
Chemours Co.	2,760	91,770
Ecolab, Inc.	350	77,290
Element Solutions, Inc.	4,820	112,740
International Flavors & Fragrances, Inc.	2,936	442,279
Kraton Corp.†	810	30,934
Minerals Technologies, Inc.	1,068	85,675
NewMarket Corp.	89	28,116
Rogers Corp.†	373	71,094
Sensient Technologies Corp.	1,004	87,529
Tronox Holdings PLC, Class A	1,300	23,959
Umicore SA	7,768	482,403
Valvoline, Inc.	2,680	82,222

		1,696,444

Circuit Boards — 0.0%
TTM Technologies, Inc.†	2,060	28,819

Coal — 0.0%
SunCoke Energy, Inc.	2,800	21,644

Coatings/Paint — 0.5%
Akzo Nobel NV	5,367	663,690
Axalta Coating Systems, Ltd.†	1,840	55,384
RPM International, Inc.	6,337	548,721
Sherwin-Williams Co.	5,372	1,563,413

		2,831,208

Commercial Services — 0.3%
Amadeus IT Group SA†	3,887	254,470
Cintas Corp.	864	340,572
CoStar Group, Inc.†	6,250	555,312
John Wiley & Sons, Inc., Class A	720	42,322
LiveRamp Holdings, Inc.†	930	37,209
Macquarie Infrastructure Corp.	1,057	41,751
TechnoPro Holdings, Inc.	16,000	399,584

		1,671,220

Commercial Services-Finance — 1.3%
Affirm Holdings, Inc.†	3,100	174,592
Automatic Data Processing, Inc.	2,423	507,933
Avalara, Inc.†	203	33,936
Equifax, Inc.	2,658	692,675
Euronet Worldwide, Inc.†	399	56,985
FleetCor Technologies, Inc.†	1,093	282,234
Global Payments, Inc.	8,072	1,561,206
Green Dot Corp., Class A†	1,090	50,216
MarketAxess Holdings, Inc.	154	73,176
PayPal Holdings, Inc.†	5,701	1,570,797
S&P Global, Inc.	2,833	1,214,564
Square, Inc., Class A†	3,943	974,946
TransUnion	2,339	280,820

Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
WEX, Inc.†	185	$35,100

		7,509,180

Communications Software — 0.3%
8x8, Inc.†	2,110	53,932
RingCentral, Inc., Class A†	401	107,175
Zoom Video Communications, Inc., Class A†	3,520	1,330,912

		1,492,019

Computer Aided Design — 0.1%
Synopsys, Inc.†	1,998	575,404

Computer Data Security — 0.2%
Crowdstrike Holdings, Inc., Class A†	1,285	325,889
Fortinet, Inc.†	1,560	424,695
Qualys, Inc.†	890	90,388
Zscaler, Inc.†	375	88,466

		929,438

Computer Services — 0.7%
Accenture PLC, Class A	6,488	2,061,108
Cognizant Technology Solutions Corp., Class A	2,863	210,516
EPAM Systems, Inc.†	269	150,586
Leidos Holdings, Inc.	1,529	162,716
NTT Data Corp.	51,000	790,359
Science Applications International Corp.	497	43,388
Sykes Enterprises, Inc.†	2,090	112,150
Teleperformance	1,139	480,619

		4,011,442

Computer Software — 0.4%
Bandwidth, Inc., Class A†	440	57,050
Citrix Systems, Inc.	1,975	198,981
Cloudera, Inc.†	7,520	119,343
Cloudflare, Inc., Class A†	380	45,079
Datadog, Inc., Class A†	2,156	238,669
Dropbox, Inc., Class A†	2,300	72,427
Envestnet, Inc.†	1,270	95,542
J2 Global, Inc.†	680	96,064
MongoDB, Inc.†	1,234	442,907
Snowflake, Inc., Class A†	865	229,848
Splunk, Inc.†	900	127,782
Teradata Corp.†	1,060	52,640
Twilio, Inc., Class A†	1,158	432,617
Upland Software, Inc.†	2,370	85,320
Veritone, Inc.†	2,586	53,479
Yext, Inc.†	1,710	22,281
ZoomInfo Technologies, Inc., Class A†	1,990	106,963

		2,476,992

Computers — 2.0%
Apple, Inc.	77,199	11,260,246
Dell Technologies, Inc., Class C†	901	87,055

		11,347,301

Computers-Integrated Systems — 0.0%
NCR Corp.†	2,370	105,228

Computers-Memory Devices — 0.0%
Pure Storage, Inc., Class A†	3,045	59,438

457

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Other — 0.0%
3D Systems Corp.†	2,402	$66,151

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	807	69,249
FTI Consulting, Inc.†	490	71,393
Worley, Ltd.	50,177	412,138

		552,780

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	3,941	534,873
Spectrum Brands Holdings, Inc.	409	35,726

		570,599

Containers-Metal/Glass — 0.2%
Ball Corp.	12,835	1,038,095
Crown Holdings, Inc.	696	69,433
Greif, Inc., Class B	370	22,525

		1,130,053

Containers-Paper/Plastic — 0.6%
Amcor PLC CDI	28,051	324,731
Matthews International Corp., Class A	1,940	67,124
Packaging Corp. of America	6,530	923,995
Sealed Air Corp.	11,653	661,308
Sonoco Products Co.	1,360	86,754
WestRock Co.	31,147	1,532,744

		3,596,656

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	4,267	339,226
Estee Lauder Cos., Inc., Class A	619	206,641
L’Oreal SA	2,217	1,015,532
Pola Orbis Holdings, Inc.	5,400	129,152
Procter & Gamble Co.	5,142	731,347
Unilever PLC	29,857	1,719,301

		4,141,199

Data Processing/Management — 0.9%
Broadridge Financial Solutions, Inc.	4,228	733,516
CSG Systems International, Inc.	970	43,999
DocuSign, Inc.†	2,361	703,673
Fair Isaac Corp.†	154	80,682
Fidelity National Information Services, Inc.	11,916	1,776,080
Fiserv, Inc.†	16,211	1,866,048

		5,203,998

Decision Support Software — 0.0%
MSCI, Inc.	165	98,333

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,847	188,016

Diagnostic Equipment — 1.8%
10X Genomics, Inc., Class A†	390	71,460
Accelerate Diagnostics, Inc.†	6,680	49,833
Adaptive Biotechnologies Corp.†	744	27,275
Avantor, Inc.†	2,566	96,430
Danaher Corp.	18,813	5,596,679
PerkinElmer, Inc.	674	122,823
Repligen Corp.†	640	157,248
Thermo Fisher Scientific, Inc.	7,655	4,133,777

		10,255,525

Security Description	Shares	Value (Note 2)
Diagnostic Kits — 0.0%
Co-Diagnostics, Inc.†	1,900	$19,209
OraSure Technologies, Inc.†	3,400	40,086
Quidel Corp.†	385	54,466

		113,761

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	13,361	702,809

Disposable Medical Products — 0.1%
Teleflex, Inc.	1,572	624,760

Distribution/Wholesale — 0.2%
Bunzl PLC	8,637	319,986
Copart, Inc.†	1,313	193,011
EVI Industries, Inc.†	700	18,858
Global Industrial Co.	1,290	50,981
Hudson Technologies, Inc.†	15,060	52,107
Resideo Technologies, Inc.†	2,100	61,950
SiteOne Landscape Supply, Inc.†	560	97,877
WESCO International, Inc.†	633	67,383

		862,153

Diversified Banking Institutions — 2.7%
Bank of America Corp.	92,068	3,531,728
BNP Paribas SA	10,628	646,594
Citigroup, Inc.	3,956	267,505
Goldman Sachs Group, Inc.	6,127	2,296,890
JPMorgan Chase & Co.	13,689	2,077,716
Lloyds Banking Group PLC	774,486	490,750
Macquarie Group, Ltd.	3,858	445,181
Mitsubishi UFJ Financial Group, Inc.	72,000	381,475
Morgan Stanley	53,577	5,142,320

		15,280,159

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	1,708	12,041

Diversified Manufacturing Operations — 1.5%
3M Co.	1,535	303,838
Carlisle Cos., Inc.	544	110,018
Fabrinet†	760	71,835
General Electric Co.	377,546	4,889,221
Illinois Tool Works, Inc.	2,107	477,594
Parker-Hannifin Corp.	465	145,094
Siemens AG	14,015	2,188,135
Textron, Inc.	3,315	228,768

		8,414,503

Diversified Minerals — 0.2%
BHP Group PLC	23,635	767,575
BHP Group, Ltd.	7,998	313,435

		1,081,010

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	5,797	1,482,583
Heron Therapeutics, Inc.†	4,230	52,283

		1,534,866

E-Commerce/Products — 2.4%
Alibaba Group Holding, Ltd. ADR†	2,954	576,591
Amazon.com, Inc.†	3,136	10,435,322
ASOS PLC†	10,754	568,399
Coupang, Inc.†	4,993	181,346
Overstock.com, Inc.†	380	26,463
Sea, Ltd. ADR†	4,816	1,329,987

458

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Products (continued)
Stitch Fix, Inc., Class A†	710	$38,283
THG PLC†	11,518	94,106
Wayfair, Inc., Class A†	341	82,304

		13,332,801

E-Commerce/Services — 0.5%
Airbnb, Inc., Class A†	565	81,366
Booking Holdings, Inc.†	342	744,965
Delivery Hero SE†*	797	119,353
DoorDash, Inc., Class A†	2,381	414,984
Lyft, Inc., Class A†	1,400	77,448
Match Group, Inc.†	4,497	716,237
Opendoor Technologies, Inc.†	2,639	39,110
Stamps.com, Inc.†	150	49,014
TrueCar, Inc.†	4,830	25,406
Uber Technologies, Inc.†	7,210	313,347
Upwork, Inc.†	1,975	102,285
Zillow Group, Inc., Class A†	270	28,925
Zillow Group, Inc., Class C†	710	75,445

		2,787,885

E-Marketing/Info — 0.1%
CyberAgent, Inc.	33,600	604,888
Magnite, Inc.†	590	17,877

		622,765

E-Services/Consulting — 0.0%
CDW Corp.	698	127,978

Electric Products-Misc. — 0.1%
Legrand SA	4,139	466,303
Novanta, Inc.†	520	73,013

		539,316

Electric-Distribution — 0.5%
National Grid PLC	45,504	582,150
Sempra Energy	16,595	2,168,137
SYNNEX Corp.	674	80,570

		2,830,857

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	15,400	225,131
Engie SA	58,676	783,006
Ormat Technologies, Inc.	881	61,441

		1,069,578

Electric-Integrated — 1.2%
AES Corp.	2,433	57,662
Ameren Corp.	9,513	798,331
American Electric Power Co., Inc.	2,615	230,434
CMS Energy Corp.	8,079	499,201
Dominion Energy, Inc.	9,156	685,510
Entergy Corp.	1,117	114,962
Evergy, Inc.	2,366	154,310
Eversource Energy	7,366	635,465
IDACORP, Inc.	632	66,644
MGE Energy, Inc.	710	55,465
NextEra Energy, Inc.	28,098	2,188,834
OGE Energy Corp.	1,915	64,631
PG&E Corp.†	5,900	51,861
PNM Resources, Inc.	1,658	80,131
Public Service Enterprise Group, Inc.	4,220	262,611
Southern Co.	13,779	880,065

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
WEC Energy Group, Inc.	2,113	$198,918

		7,025,035

Electronic Components-Misc. — 0.3%
Atkore, Inc.†	1,177	88,405
Hubbell, Inc.	3,427	686,976
Knowles Corp.†	2,720	54,509
Murata Manufacturing Co., Ltd.	7,900	655,081
Sensata Technologies Holding PLC†	1,460	85,585

		1,570,556

Electronic Components-Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	12,232	1,298,916
Amkor Technology, Inc.	2,886	71,111
Broadcom, Inc.	4,668	2,265,847
Hamamatsu Photonics KK	7,500	417,389
Impinj, Inc.†	910	41,860
Marvell Technology, Inc.	8,608	520,870
Microchip Technology, Inc.	5,628	805,479
Monolithic Power Systems, Inc.	469	210,703
NVIDIA Corp.	9,444	1,841,486
ON Semiconductor Corp.†	1,044	40,779
Samsung Electronics Co., Ltd.	19,739	1,349,834
Texas Instruments, Inc.	13,825	2,635,321
Xilinx, Inc.	1,842	276,005

		11,775,600

Electronic Connectors — 0.3%
Amphenol Corp., Class A	12,917	936,353
TE Connectivity, Ltd.	5,385	794,126

		1,730,479

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	14,783	2,265,199
Fortive Corp.	12,206	886,888
Keysight Technologies, Inc.†	245	40,315
Trimble, Inc.†	1,083	92,596

		3,284,998

Electronic Parts Distribution — 0.0%
Avnet, Inc.	2,010	83,053

Energy-Alternate Sources — 0.1%
Plug Power, Inc.†	2,500	68,200
Renewable Energy Group, Inc.†	1,250	76,563
REX American Resources Corp.†	647	53,054
SolarEdge Technologies, Inc.†	215	55,788
Sunrun, Inc.†	840	44,495

		298,100

Engineering/R&D Services — 0.2%
Exponent, Inc.	812	86,957
Jacobs Engineering Group, Inc.	5,619	759,970

		846,927

Enterprise Software/Service — 0.9%
Alteryx, Inc., Class A†	560	43,344
Asure Software, Inc.†	5,280	49,738
Atlassian Corp. PLC, Class A†	783	254,569
Benefitfocus, Inc.†	2,910	38,296
Bill.com Holdings, Inc.†	983	203,304
Black Knight, Inc.†	1,230	101,856
Cardlytics, Inc.†	270	34,009
Ceridian HCM Holding, Inc.†	680	66,912
Clarivate PLC†	2,272	51,802

459

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Coupa Software, Inc.†	1,072	$232,624
Everbridge, Inc.†	390	55,076
Evolent Health, Inc., Class A†	1,780	40,833
HubSpot, Inc.†	337	200,859
LivePerson, Inc.†	850	54,137
Manhattan Associates, Inc.†	620	98,971
MicroStrategy, Inc., Class A†	31	19,406
Paycom Software, Inc.†	179	71,600
salesforce.com, Inc.†	6,544	1,583,190
SAP SE	5,672	813,512
SS&C Technologies Holdings, Inc.	1,560	122,288
Veeva Systems, Inc., Class A†	1,454	483,760
Workday, Inc., Class A†	1,786	418,638

		5,038,724

Entertainment Software — 0.1%
Electronic Arts, Inc.	1,084	156,053
Playtika Holding Corp.†	2,720	60,465
Zynga, Inc., Class A†	5,942	60,014

		276,532

Filtration/Separation Products — 0.0%
ESCO Technologies, Inc.	540	50,960

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	1,404	72,109

Finance-Consumer Loans — 0.0%
SLM Corp.	5,235	98,575

Finance-Credit Card — 1.7%
American Express Co.	2,296	391,537
Capital One Financial Corp.	1,954	315,962
Mastercard, Inc., Class A	5,498	2,121,898
Visa, Inc., Class A	27,015	6,656,226

		9,485,623

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	48,305	3,282,325
Close Brothers Group PLC	7,601	162,867
Piper Sandler Cos.	730	89,564
Tradeweb Markets, Inc., Class A	1,602	138,941
XP, Inc., Class A†	3,745	153,770

		3,827,467

Finance-Leasing Companies — 0.1%
Air Lease Corp.	1,830	77,519
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,300	219,945

		297,464

Finance-Mortgage Loan/Banker — 0.0%
Rocket Cos., Inc., Class A	800	13,792

Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	978	115,863
CME Group, Inc.	3,516	745,849
Coinbase Global, Inc., Class A†	115	27,207
Intercontinental Exchange, Inc.	2,213	265,184
SEI Investments Co.	1,690	102,752

		1,256,855

Firearms & Ammunition — 0.0%
Axon Enterprise, Inc.†	500	93,010

Security Description	Shares	Value (Note 2)
Firearms & Ammunition (continued)
Sturm Ruger & Co., Inc.	60	$4,462

		97,472

Fisheries — 0.0%
Mowi ASA ADR	570	14,489

Food-Baking — 0.0%
Hostess Brands, Inc.†	2,772	44,601

Food-Catering — 0.1%
Aramark	2,190	76,935
Compass Group PLC†	27,465	580,235

		657,170

Food-Confectionery — 0.3%
Barry Callebaut AG	160	405,209
Mondelez International, Inc., Class A	23,074	1,459,661

		1,864,870

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	151,200	485,835

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,515	108,262

Food-Misc./Diversified — 0.7%
Beyond Meat, Inc.†	320	39,264
Conagra Brands, Inc.	1,779	59,579
Ingredion, Inc.	776	68,141
McCormick & Co., Inc.	3,255	273,973
Nestle SA	25,741	3,261,733

		3,702,690

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	16,700	744,291

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	1,400	48,076

Footwear & Related Apparel — 0.1%
Dr. Martens PLC†	42,193	254,045
Skechers U.S.A., Inc., Class A†	2,650	142,252

		396,297

Funeral Services & Related Items — 0.0%
Service Corp. International	1,305	81,549

Gas-Distribution — 0.1%
Atmos Energy Corp.	4,352	429,064
Beijing Enterprises Holdings, Ltd.	48,000	149,179
ONE Gas, Inc.	1,447	106,760
Southwest Gas Holdings, Inc.	945	66,084

		751,087

Golf — 0.0%
Acushnet Holdings Corp.	1,590	81,456
Callaway Golf Co.†	1,500	47,520

		128,976

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	1,800	21,618
Tandem Diabetes Care, Inc.†	590	64,115

		85,733

Home Furnishings — 0.0%
Purple Innovation, Inc.†	1,700	44,778

Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.†	12,596	1,655,744

460

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hotels/Motels (continued)
Marcus Corp.†	1,220	$19,605
Marriott International, Inc., Class A†	9,277	1,354,257
Playa Hotels & Resorts NV†	5,350	35,792
Travel & Leisure Co.	1,970	102,046
Wyndham Hotels & Resorts, Inc.	1,240	89,354

		3,256,798

Human Resources — 0.2%
Korn Ferry	1,310	90,049
ManpowerGroup, Inc.	527	62,492
Paylocity Holding Corp.†	260	53,939
Recruit Holdings Co., Ltd.	12,800	661,938

		868,418

Import/Export — 0.1%
Mitsubishi Corp.	13,500	380,614
Sumitomo Corp.	29,800	405,237

		785,851

Independent Power Producers — 0.0%
Vistra Corp.	2,700	51,705

Industrial Automated/Robotic — 0.2%
Cognex Corp.	1,256	113,555
Colfax Corp.†	535	24,546
Omron Corp.	4,000	342,206
Rockwell Automation, Inc.	924	284,056
SMC Corp.	400	237,694
THK Co., Ltd.	8,500	243,312

		1,245,369

Industrial Gases — 0.7%
Air Liquide SA	3,556	618,168
Air Products & Chemicals, Inc.	1,600	465,648
Linde PLC	9,467	2,910,061

		3,993,877

Instruments-Controls — 0.4%
Honeywell International, Inc.	10,580	2,473,498

Insurance Brokers — 0.5%
Aon PLC, Class A	2,558	665,157
Brown & Brown, Inc.	720	39,168
eHealth, Inc.†	660	34,327
Marsh & McLennan Cos., Inc.	13,579	1,999,100
Selectquote, Inc.†	729	12,976
Willis Towers Watson PLC	1,326	273,262

		3,023,990

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	25,800	309,480
Aviva PLC	77,265	415,703
AXA SA	43,513	1,126,311
Brighthouse Financial, Inc.†	2,080	89,565
Challenger, Ltd.	41,350	172,679
Equitable Holdings, Inc.	31,978	987,161
Sun Life Financial, Inc.	17,425	907,564
Voya Financial, Inc.	1,676	107,934

		4,116,397

Insurance-Multi-line — 1.5%
American Financial Group, Inc.	713	90,187
Chubb, Ltd.	25,172	4,247,523
Direct Line Insurance Group PLC	52,355	216,179

Security Description	Shares	Value (Note 2)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc.	14,603	$929,043
Kemper Corp.	820	54,128
Loews Corp.	662	35,503
MetLife, Inc.	16,300	940,510
Ping An Insurance Group Co. of China, Ltd.	30,000	263,330
Sampo Oyj, Class A	16,956	817,609
Storebrand ASA	62,390	536,670
Zurich Insurance Group AG	1,443	581,685

		8,712,367

Insurance-Property/Casualty — 0.6%
Alleghany Corp.†	68	45,091
Arch Capital Group, Ltd.†	2,275	88,725
Berkshire Hathaway, Inc., Class B†	2,960	823,738
Fidelity National Financial, Inc.	1,450	64,685
Markel Corp.†	65	78,401
Mercury General Corp.	990	60,222
PICC Property & Casualty Co., Ltd.	404,000	327,589
Progressive Corp.	4,715	448,679
Selective Insurance Group, Inc.	820	66,707
Tokio Marine Holdings, Inc.	13,200	629,747
Travelers Cos., Inc.	3,147	468,651
White Mountains Insurance Group, Ltd.	58	65,631

		3,167,866

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	789	41,131
Axis Capital Holdings, Ltd.	1,350	68,674
Muenchener Rueckversicherungs-Gesellschaft AG	4,172	1,128,276
Reinsurance Group of America, Inc.	395	43,521
RenaissanceRe Holdings, Ltd.	1,661	253,618

		1,535,220

Internet Application Software — 0.1%
Okta, Inc.†	620	153,630
Shopify, Inc., Class A†	351	526,475
Zendesk, Inc.†	918	119,827

		799,932

Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	21,343	7,604,511
Netflix, Inc.†	3,398	1,758,703
Pinterest, Inc., Class A†	11,768	693,135
Roku, Inc.†	848	363,207
Snap, Inc., Class A†	23,982	1,784,741
Spotify Technology SA†	1,014	231,871

		12,436,168

Internet Content-Information/News — 0.2%
IAC/InterActiveCorp†	415	56,975
Tencent Holdings, Ltd.	16,300	1,005,895
Vimeo, Inc.†	2,341	104,877

		1,167,747

Internet Gambling — 0.0%
DraftKings, Inc., Class A†	1,430	69,355

Internet Security — 0.1%
NortonLifeLock, Inc.	7,594	188,483
Palo Alto Networks, Inc.†	436	173,986

461

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Security (continued)
Proofpoint, Inc.†	400	$69,864

		432,333

Investment Companies — 0.1%
Melrose Industries PLC	278,066	618,121

Investment Management/Advisor Services — 0.1%
Apollo Global Management, Inc.	5,804	341,623
Invesco, Ltd.	1,034	25,209
Julius Baer Group, Ltd.	2,185	144,547
LPL Financial Holdings, Inc.	613	86,458
Raymond James Financial, Inc.	414	53,605
StepStone Group, Inc., Class A	432	19,660
Virtus Investment Partners, Inc.	425	117,355

		788,457

Lasers-System/Components — 0.0%
Coherent, Inc.†	311	76,487
II-VI, Inc.†	1,266	88,380

		164,867

Lighting Products & Systems — 0.0%
Universal Display Corp.	286	67,064

Linen Supply & Related Items — 0.0%
UniFirst Corp.	106	23,084

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	4,867	1,006,252
Oshkosh Corp.	817	97,673

		1,103,925

Machinery-Electrical — 0.2%
Argan, Inc.	1,480	66,526
Bloom Energy Corp., Class A†	700	15,260
BWX Technologies, Inc.	1,116	64,092
Mitsubishi Electric Corp.	57,800	782,423

		928,301

Machinery-Farming — 0.1%
Alamo Group, Inc.	350	51,370
Deere & Co.	1,024	370,268
Toro Co.	1,000	113,740

		535,378

Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	1,510	94,647
Middleby Corp.†	565	108,192
Nordson Corp.	470	106,281
Otis Worldwide Corp.	2,765	247,606
Tennant Co.	670	53,010

		609,736

Machinery-Material Handling — 0.1%
KION Group AG	6,777	719,660

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	2,000	72,080
Flowserve Corp.	1,701	71,595
Graco, Inc.	1,480	115,559
Ingersoll Rand, Inc.†	2,769	135,321
Mueller Water Products, Inc., Class A	5,200	77,064

		471,619

Security Description	Shares	Value (Note 2)
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	2,715	$71,052

Medical Information Systems — 0.0%
1Life Healthcare, Inc.†	870	23,525
CareCloud, Inc.†	4,900	40,278

		63,803

Medical Instruments — 0.9%
Alcon, Inc.	3,209	233,631
Bio-Techne Corp.	209	100,788
Bruker Corp.	500	41,125
Elekta AB, Series B	29,591	431,617
Intuitive Surgical, Inc.†	1,792	1,776,696
Medtronic PLC	17,103	2,245,795
NuVasive, Inc.†	850	54,358

		4,884,010

Medical Labs & Testing Services — 0.1%
Evotec SE†	7,256	301,235
MEDNAX, Inc.†	2,810	81,827
PPD, Inc.†	820	37,819

		420,881

Medical Products — 1.1%
Abbott Laboratories	7,210	872,266
Align Technology, Inc.†	197	137,073
Cooper Cos., Inc.	104	43,864
Envista Holdings Corp.†	1,417	61,044
Glaukos Corp.†	723	36,873
Hologic, Inc.†	1,704	127,868
Inogen, Inc.†	488	38,928
Koninklijke Philips NV	18,717	863,254
Masimo Corp.†	166	45,217
Nevro Corp.†	490	75,950
Novocure, Ltd.†	600	92,406
Omnicell, Inc.†	690	101,085
Penumbra, Inc.†	385	102,498
Pulse Biosciences, Inc.†	1,000	20,500
Shockwave Medical, Inc.†	240	43,680
Siemens Healthineers AG*	10,936	722,587
Soliton, Inc.†	500	10,965
Stryker Corp.	8,881	2,406,218
Tactile Systems Technology, Inc.†	1,390	68,082
Zimmer Biomet Holdings, Inc.	810	132,370

		6,002,728

Medical-Biomedical/Gene — 0.5%
Acceleron Pharma, Inc.†	333	41,645
Aldeyra Therapeutics, Inc.†	1,710	15,219
Alnylam Pharmaceuticals, Inc.†	610	109,153
Amgen, Inc.	951	229,705
Anavex Life Sciences Corp.†	2,300	41,285
Apellis Pharmaceuticals, Inc.†	775	49,592
Applied Therapeutics, Inc.†	500	8,605
Arrowhead Pharmaceuticals, Inc.†	720	49,889
Beam Therapeutics, Inc.†	290	26,680
Biogen, Inc.†	452	147,682
BioMarin Pharmaceutical, Inc.†	1,010	77,497
Blueprint Medicines Corp.†	770	67,660
ChemoCentryx, Inc.†	1,920	28,378
Cue Biopharma, Inc.†	1,500	15,630
Cytocom, Inc.†	6,500	27,560
Denali Therapeutics, Inc.†	509	25,974
Exact Sciences Corp.†	988	106,546

462

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Exelixis, Inc.†	2,920	$49,202
Fate Therapeutics, Inc.†	460	38,088
Forte Biosciences, Inc.†	790	23,668
Genprex, Inc.†	3,900	11,544
Global Blood Therapeutics, Inc.†	1,040	28,423
Guardant Health, Inc.†	440	48,312
Horizon Therapeutics PLC†	1,320	132,026
IGM Biosciences, Inc.†	95	6,461
Incyte Corp.†	1,092	84,466
Insmed, Inc.†	1,700	41,820
Ionis Pharmaceuticals, Inc.†	1,647	61,170
Iovance Biotherapeutics, Inc.†	1,270	28,283
Kezar Life Sciences, Inc.†	2,300	11,201
Lexicon Pharmaceuticals, Inc.†	5,940	21,028
Mirati Therapeutics, Inc.†	300	48,018
NGM Biopharmaceuticals, Inc.†	2,000	40,780
Novavax, Inc.†	380	68,145
Ovid therapeutics, Inc.†	10,461	39,020
Oyster Point Pharma, Inc.†	2,200	31,350
Radius Health, Inc.†	2,000	30,260
Regeneron Pharmaceuticals, Inc.†	140	80,445
Rexahn Pharmaceuticals, Inc. CVR(1)	839	0
Savara, Inc.†	17,260	22,093
Scholar Rock Holding Corp.†	800	25,000
Seagen, Inc.†	931	142,806
Selecta Biosciences, Inc.†	7,710	26,677
Sorrento Therapeutics, Inc.†	1,600	13,136
TG Therapeutics, Inc.†	1,000	34,990
Ultragenyx Pharmaceutical, Inc.†	594	47,419
United Therapeutics Corp.†	416	75,683
Vertex Pharmaceuticals, Inc.†	881	177,592
Veru, Inc.†	1,300	8,931
WaVe Life Sciences, Ltd.†	4,780	26,338
Xencor, Inc.†	1,230	37,859
ZIOPHARM Oncology, Inc.†	10,300	23,381

		2,654,315

Medical-Drugs — 3.7%
AbbVie, Inc.	20,844	2,424,157
Aclaris Therapeutics, Inc.†	1,320	19,708
Alkermes PLC†	2,920	75,540
Astellas Pharma, Inc.	67,600	1,076,698
AstraZeneca PLC ADR	44,057	2,521,823
Bausch Health Cos., Inc.†	8,950	261,787
Bayer AG	12,263	731,367
Bioxcel Therapeutics, Inc.†	620	15,866
Citius Pharmaceuticals, Inc.†	10,400	19,656
Corbus Pharmaceuticals Holdings, Inc.†	28,410	38,922
Eagle Pharmaceuticals, Inc.†	1,080	50,220
Eli Lilly & Co.	15,436	3,758,666
GlaxoSmithKline PLC ADR	14,584	585,402
Intellia Therapeutics, Inc.†	300	42,555
Ipsen SA	2,908	310,954
Johnson & Johnson	8,140	1,401,708
Jounce Therapeutics, Inc.†	2,160	10,886
Merck & Co., Inc.	2,903	223,154
Novartis AG	14,596	1,350,069
Organon & Co.†	290	8,413
Otsuka Holdings Co., Ltd.	11,900	473,056
Pacira BioSciences, Inc.†	980	57,771
Prestige Consumer Healthcare, Inc.†	1,610	84,605

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Reata Pharmaceuticals, Inc., Class A†	220	$27,568
Roche Holding AG (NES)	4,426	1,711,544
Sanofi	12,897	1,329,011
Sanofi ADR	3,819	196,908
Spectrum Pharmaceuticals, Inc.†	10,730	34,551
Takeda Pharmaceutical Co., Ltd. ADR	12,770	210,705
TherapeuticsMD, Inc.†	9,700	9,700
Zoetis, Inc.	8,675	1,758,422

		20,821,392

Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	367	37,104

Medical-HMO — 1.2%
Anthem, Inc.	3,175	1,219,232
Centene Corp.†	9,978	684,591
Clover Health Investments Corp.†	100	807
Humana, Inc.	867	369,221
Molina Healthcare, Inc.†	549	149,882
Triple-S Management Corp., Class B†	1,900	46,227
UnitedHealth Group, Inc.	10,828	4,463,518

		6,933,478

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	7,565	1,877,633
Select Medical Holdings Corp.	634	25,011
Tenet Healthcare Corp.†	850	61,064

		1,963,708

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	324	84,441
Chemed Corp.	123	58,550
LHC Group, Inc.†	384	82,629
Pennant Group, Inc.†	638	21,832
Teladoc Health, Inc.†	588	87,289

		334,741

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	208	42,397
Owens & Minor, Inc.	800	37,000

		79,397

Metal Processors & Fabrication — 0.0%
Proto Labs, Inc.†	520	40,659
Timken Co.	1,300	103,350

		144,009

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	868	55,526

Metal-Aluminum — 0.1%
South32, Ltd.	134,434	294,350

Metal-Copper — 0.1%
Antofagasta PLC	27,531	571,621

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	2,952	290,542

Miscellaneous Manufacturing — 0.1%
John Bean Technologies Corp.	450	65,961
Knorr-Bremse AG	2,673	303,216

		369,177

Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A†	1,200	18,036

463

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 0.5%
E.W. Scripps Co., Class A	2,170	$41,404
FactSet Research Systems, Inc.	278	99,324
Walt Disney Co.†	16,073	2,829,169

		2,969,897

Networking Products — 0.3%
Cisco Systems, Inc.	10,242	567,100
Infinera Corp.†	5,550	55,000
Telefonaktiebolaget LM Ericsson, Class B	69,746	804,154

		1,426,254

Non-Ferrous Metals — 0.1%
IGO, Ltd.	115,906	799,363

Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp.	4,150	83,415
Republic Services, Inc.	2,610	308,920
Waste Connections, Inc.	9,297	1,177,837

		1,570,172

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	6,200	49,600

Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	5,530	76,038

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	4,937	1,040,127

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	6,468	51,873

Oil Companies-Exploration & Production — 0.2%
Callon Petroleum Co.†	868	34,165
CNX Resources Corp.†	4,000	48,400
ConocoPhillips	7,052	395,335
Contango Oil & Gas Co.†	6,700	25,594
Devon Energy Corp.	1,714	44,290
EOG Resources, Inc.	9,419	686,268
Evolution Petroleum Corp.	8,600	36,292
Kosmos Energy, Ltd.†	11,900	27,489

		1,297,833

Oil Companies-Integrated — 0.5%
Chevron Corp.	2,452	249,638
Equinor ASA	36,039	705,027
Exxon Mobil Corp.	4,294	247,206
Royal Dutch Shell PLC, Class B ADR	8,901	352,035
TotalEnergies SE	27,758	1,210,400
TotalEnergies SE ADR	4,595	200,480

		2,964,786

Oil Refining & Marketing — 0.1%
DCC PLC	5,055	423,219
Marathon Petroleum Corp.	1,840	101,605

		524,824

Oil-Field Services — 0.1%
Halliburton Co.	10,097	208,806
NexTier Oilfield Solutions, Inc.†	12,960	49,507
TechnipFMC PLC†	6,224	44,937

		303,250

Oil-U.S. Royalty Trusts — 0.0%
Texas Pacific Land Corp.	51	76,120

Security Description	Shares	Value (Note 2)
Optical Supplies — 0.1%
EssilorLuxottica SA	2,977	$561,926

Paper & Related Products — 0.4%
Domtar Corp.†	442	24,270
International Paper Co.	27,014	1,560,329
Resolute Forest Products, Inc.	2,300	27,462
Stora Enso Oyj, Class R	26,314	520,498

		2,132,559

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	1,581	109,200

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	370	103,485

Pharmacy Services — 0.2%
Cigna Corp.	4,897	1,123,813
CVS Health Corp.	2,262	186,298

		1,310,111

Photo Equipment & Supplies — 0.0%
Largan Precision Co., Ltd.	2,000	210,196

Pipelines — 0.0%
Antero Midstream Corp.	1,900	18,050
Cheniere Energy, Inc.†	735	62,424
Equitrans Midstream Corp.	2,000	16,440
NextDecade Corp.†	5,480	18,029
Targa Resources Corp.	1,130	47,584

		162,527

Power Converter/Supply Equipment — 0.2%
ABB, Ltd.	24,272	887,360
Generac Holdings, Inc.†	409	171,518
Schneider Electric SE	1,377	230,736

		1,289,614

Private Corrections — 0.0%
CoreCivic, Inc.†	7,200	74,016

Private Equity — 0.2%
Blackstone Group, Inc., Class A	4,155	478,947
Bridgepoint Group, Ltd.†*	41,840	282,064
KKR & Co., Inc., Class A	5,159	328,938

		1,089,949

Professional Sports — 0.0%
Madison Square Garden Entertainment Corp.†	264	18,469

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	4,940	55,921

Publishing-Newspapers — 0.0%
TEGNA, Inc.	3,100	54,932

Quarrying — 0.0%
Compass Minerals International, Inc.	820	56,219

Racetracks — 0.0%
Churchill Downs, Inc.	350	65,030

Radio — 0.0%
Liberty Media Corp.—Liberty SiriusXM, Series C†	910	42,042

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	1,816	365,633
American Campus Communities, Inc.	882	44,373
American Tower Corp.	4,935	1,395,618

464

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Annaly Capital Management, Inc.	10,950	$92,966
Apartment Income REIT Corp.	1,681	88,488
Apple Hospitality REIT, Inc.	5,880	87,906
AvalonBay Communities, Inc.	797	181,581
Camden Property Trust	4,880	729,023
CoreSite Realty Corp.	437	60,398
Crown Castle International Corp.	3,283	633,915
CubeSmart	2,050	101,803
Diversified Healthcare Trust	8,280	32,292
Douglas Emmett, Inc.	1,361	45,457
EPR Properties	1,412	71,024
Equinix, Inc.	633	519,320
Equity LifeStyle Properties, Inc.	4,885	409,363
Equity Residential	13,711	1,153,506
GEO Group, Inc.	300	2,076
Great Portland Estates PLC	40,572	430,112
Healthcare Trust of America, Inc., Class A	1,840	52,606
Invitation Homes, Inc.	3,930	159,872
JBG SMITH Properties	1,880	61,344
Kilroy Realty Corp.	735	50,914
Lamar Advertising Co., Class A	640	68,224
LTC Properties, Inc.	1,220	46,177
Medical Properties Trust, Inc.	2,430	51,103
National Retail Properties, Inc.	1,150	56,201
Omega Healthcare Investors, Inc.	1,530	55,508
Orchid Island Capital, Inc.	12,760	63,162
Outfront Media, Inc.†	3,470	82,898
Paramount Group, Inc.	8,620	84,131
Park Hotels & Resorts, Inc.†	3,410	63,085
Physicians Realty Trust	5,180	98,161
Piedmont Office Realty Trust, Inc., Class A	2,380	45,268
Prologis, Inc.	17,725	2,269,509
Public Storage	103	32,185
Rexford Industrial Realty, Inc.	1,250	76,900
RLJ Lodging Trust	4,603	66,053
Sabra Health Care REIT, Inc.	3,690	68,597
Safehold, Inc.	580	52,386
SBA Communications Corp.	77	26,256
Scentre Group	146,648	281,084
Service Properties Trust	5,510	61,326
Simon Property Group, Inc.	398	50,355
Starwood Property Trust, Inc.	3,080	80,172
Summit Hotel Properties, Inc.†	9,950	89,650
Sun Communities, Inc.	962	188,658
VEREIT, Inc.	1,330	65,130
VICI Properties, Inc.	2,500	77,975
Welltower, Inc.	12,966	1,126,227
Weyerhaeuser Co.	2,688	90,666
WP Carey, Inc.	1,215	98,038

		12,284,675

Real Estate Management/Services — 0.0%
Redfin Corp.†	1,290	75,555

Real Estate Operations & Development — 0.2%
Howard Hughes Corp.†	833	77,228
Mitsui Fudosan Co., Ltd.	31,100	728,232
Transcontinental Realty Investors, Inc.†	700	24,997

		830,457

Security Description	Shares	Value (Note 2)
Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	400	$30,092

Rental Auto/Equipment — 0.3%
Ashtead Group PLC	10,174	762,159
Avis Budget Group, Inc.†	330	27,314
Element Fleet Management Corp.	53,237	609,350
PROG Holdings, Inc.	630	27,575
United Rentals, Inc.†	558	183,889

		1,610,287

Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.†	240	35,369
Vail Resorts, Inc.†	820	250,264

		285,633

Retail-Apparel/Shoe — 0.9%
Burlington Stores, Inc.†	1,088	364,262
Caleres, Inc.	2,470	61,108
Lululemon Athletica, Inc.†	2,242	897,181
Moncler SpA	8,992	619,214
Next PLC†	4,671	511,361
Ross Stores, Inc.	15,130	1,856,300
Zalando SE†*	6,335	704,666

		5,014,092

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	270	438,364
O’Reilly Automotive, Inc.†	340	205,306

		643,670

Retail-Automobile — 0.2%
CarMax, Inc.†	315	42,194
Carvana Co.†	3,108	1,049,136
Group 1 Automotive, Inc.	300	52,122
Penske Automotive Group, Inc.	1,076	95,334

		1,238,786

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,100	31,394

Retail-Building Products — 0.6%
Home Depot, Inc.	7,521	2,468,317
Kingfisher PLC	144,157	737,942
Lowe’s Cos., Inc.	1,502	289,420

		3,495,679

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	737	65,719
Qurate Retail, Inc., Series A	4,070	48,270

		113,989

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	311	61,488

Retail-Discount — 0.6%
BJ’s Wholesale Club Holdings, Inc.†	1,140	57,730
Citi Trends, Inc.†	640	51,040
Costco Wholesale Corp.	2,208	948,822
Dollar General Corp.	7,693	1,789,699
Dollar Tree, Inc.†	1,936	193,193
Ollie’s Bargain Outlet Holdings, Inc.†	619	57,629
Walmart, Inc.	2,558	364,643

		3,462,756

Retail-Drug Store — 0.0%
Welcia Holdings Co., Ltd.	7,300	248,626

465

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	1,240	$151,292

Retail-Gardening Products — 0.1%
GrowGeneration Corp.†	350	14,234
Tractor Supply Co.	1,572	284,422

		298,656

Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.†	100	1,946
La-Z-Boy, Inc.	1,670	56,079
RH†	80	53,126

		111,151

Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	330	21,232

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.†	600	19,860
TJX Cos., Inc.	13,137	903,957

		923,817

Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	670	130,261
GameStop Corp., Class A†	192	30,935
Party City Holdco, Inc.†	2,100	17,934

		179,130

Retail-Office Supplies — 0.0%
ODP Corp.†	1,310	62,002

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	259	86,972

Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	521	76,301
PetMed Express, Inc.	1,180	37,040

		113,341

Retail-Petroleum Products — 0.0%
TravelCenters of America, Inc.†	400	11,568

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	870	44,196
Macy’s, Inc.†	4,600	78,200

		122,396

Retail-Restaurants — 1.0%
Brinker International, Inc.†	320	17,389
Chipotle Mexican Grill, Inc.†	437	814,323
Jack in the Box, Inc.	736	80,121
McDonald’s Corp.	5,355	1,299,712
Papa John’s International, Inc.	1,040	118,685
Starbucks Corp.	12,424	1,508,646
Yum! Brands, Inc.	14,087	1,850,891

		5,689,767

Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	900	19,728

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	1,170	18,381
Sumitomo Rubber Industries, Ltd.	13,200	177,539

		195,920

Satellite Telecom — 0.0%
Globalstar, Inc.†	26,400	36,432

Security Description	Shares	Value (Note 2)
Satellite Telecom (continued)
Gogo, Inc.†	2,150	$22,296

		58,728

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	5,170	57,335
Investors Bancorp, Inc.	4,450	61,499
New York Community Bancorp, Inc.	4,200	49,476
Pacific Premier Bancorp, Inc.	2,687	102,052
TFS Financial Corp.	2,460	47,921
WSFS Financial Corp.	1,484	64,970

		383,253

Schools — 0.0%
2U, Inc.†	840	36,456
Bright Horizons Family Solutions, Inc.†	470	70,265
Grand Canyon Education, Inc.†	609	56,253
Strategic Education, Inc.	221	17,523

		180,497

Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	5,669	949,104
Cirrus Logic, Inc.†	1,226	101,255
Maxim Integrated Products, Inc.	699	69,837
MaxLinear, Inc.†	2,410	116,234
NXP Semiconductors NV	7,772	1,604,063
Power Integrations, Inc.	1,134	109,987
QUALCOMM, Inc.	10,035	1,503,243
Renesas Electronics Corp.†	23,500	254,503
Taiwan Semiconductor Manufacturing Co., Ltd.	94,000	1,957,320
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,451	169,245

		6,834,791

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	19,217	2,689,035
ASML Holding NV (NASDAQ)	1,684	1,291,190
ASML Holding NV (XAMS)	2,038	1,549,693
Brooks Automation, Inc.	1,350	120,163
Entegris, Inc.	600	72,384
KLA Corp.	1,487	517,714
Lam Research Corp.	64	40,794
MKS Instruments, Inc.	474	74,153
Tokyo Electron, Ltd.	1,400	576,821

		6,931,947

Software Tools — 0.0%
VMware, Inc., Class A†	500	76,870

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	2,990	39,857

Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.†	4,065	101,625
Commercial Metals Co.	1,863	61,106
Reliance Steel & Aluminum Co.	307	48,245
United States Steel Corp.	2,810	74,409

		285,385

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	1,440	83,722

Telecommunication Equipment — 0.0%
Viavi Solutions, Inc.†	4,940	82,449

466

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telephone-Integrated — 0.5%
AT&T, Inc.	11,400	$319,770
KT Corp.	9,533	280,481
Nippon Telegraph & Telephone Corp.	55,700	1,427,101
SoftBank Group Corp.	5,200	326,795
Telecom Italia SpA (RSP)	425,784	198,854
Telephone & Data Systems, Inc.	2,000	44,700
Verizon Communications, Inc.	4,639	258,763

		2,856,464

Television — 0.0%
Nexstar Media Group, Inc., Class A	620	91,183
Sinclair Broadcast Group, Inc., Class A	600	16,974

		108,157

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	1,545	57,196
Cinemark Holdings, Inc.†	500	7,765

		64,961

Therapeutics — 0.0%
Neurocrine Biosciences, Inc.†	650	60,587
Sarepta Therapeutics, Inc.†	500	33,890

		94,477

Tobacco — 0.2%
Altria Group, Inc.	4,245	203,930
Philip Morris International, Inc.	8,843	885,096
Vector Group, Ltd.	2,928	39,118

		1,128,144

Tools-Hand Held — 0.0%
MSA Safety, Inc.	305	50,167
Snap-on, Inc.	282	61,470

		111,637

Toys — 0.0%
Mattel, Inc.†	1,900	41,268

Transport-Rail — 0.6%
Canadian Pacific Railway, Ltd.	1,392	103,453
Central Japan Railway Co.	2,600	379,803
CSX Corp.	20,930	676,458
Norfolk Southern Corp.	4,451	1,147,601
Union Pacific Corp.	5,714	1,249,995

		3,557,310

Transport-Services — 0.6%
CryoPort, Inc.†	1,260	77,767
FedEx Corp.	3,092	865,605
Hub Group, Inc., Class A†	1,060	70,257
United Parcel Service, Inc., Class B	11,283	2,159,115

		3,172,744

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	2,890	486,821
Knight-Swift Transportation Holdings, Inc.	552	27,429
Landstar System, Inc.	390	61,230
Saia, Inc.†	475	107,350
XPO Logistics, Inc.†	670	92,922

		775,752

Security Description	Shares/ Principal Amount	Value (Note 2)
Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	27,920	$1,018,242

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	505	48,111

Water — 0.1%
American Water Works Co., Inc.	2,077	353,319
Essential Utilities, Inc.	1,293	63,512

		416,831

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	1,170	98,104
VeriSign, Inc.†	818	176,991

		275,095

Web Portals/ISP — 3.2%
Alphabet, Inc., Class A†	929	2,503,218
Alphabet, Inc., Class C†	5,388	14,571,415
NAVER Corp.	1,503	567,521
Z Holdings Corp.	63,100	316,023

		17,958,177

Wire & Cable Products — 0.1%
Prysmian SpA	16,002	574,162

Wireless Equipment — 0.1%
Maxar Technologies, Inc.	930	33,731
Motorola Solutions, Inc.	843	188,764
Ubiquiti, Inc.	158	49,470

		271,965

Total Common Stocks (cost $341,350,319)		443,165,668

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Auto-Cars/Light Trucks — 0.1%
Rivian Automotive, Inc. Series F†(1)(2)	3,494	248,179

Decision Support Software — 0.0%
Databricks, Inc. Series G†(1)(2)	100	17,737

Electric-Integrated — 0.0%
AES Corp.	1,826	185,120
Southern Co. 6.75%	1,599	82,908

		268,028

Enterprise Software/Service — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	31,246

Total Convertible Preferred Securities (cost $444,639)		565,190

ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
AmeriCredit Automobile Receivables Trust Series 2021-2, Class D 1.29% due 06/18/2027	$140,000	140,225

467

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(4)	$37,345	$37,679
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(4)	133,629	133,614
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(4)	131,951	131,929
Angel Oak Mtg. Trust VRS Series 2021-1, Class A2 1.12% due 01/25/2066*(3)(4)	43,233	43,157
Angel Oak Mtg. Trust VRS Series 2020-6, Class M1 2.81% due 05/25/2065*(3)(4)	70,000	70,729
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/07/2049*	74,438	76,188
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class B 2.68% due 08/20/2026*	100,000	104,661
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	100,000	101,345
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	112,232
BBCMS Mtg. Trust FRS Series 2018-CBM, Class A 1.09% (1 ML+1.00%) due 07/15/2037*(5)	43,000	43,074
BFLD Trust FRS Series 2019-DPLO, Class C 1.63% (1 ML+1.54%) due 10/15/2034*(5)	55,000	55,000
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(5)	100,000	104,279
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(4)(5)	75,000	81,587
CIM Trust VRS Series 2019-INV3, Class A15 3.50% due 08/25/2049*(3)	36,125	36,763
Citigroup Mtg. Loan Trust, Inc. VRS Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)(4)	84,371	85,879
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	80,000	82,954
Cold Storage Trust FRS Series 2020-ICE5, Class B 1.39% (1 ML+1.30%) due 11/15/2037*(5)	98,299	98,730
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(4)	50,477	50,579

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(3)(4)	$96,162	$96,067
Driven Brands Funding LLC Series 2020-2A, Class A2 3.24% due 01/20/2051*	94,525	98,179
Dryden 77 CLO, Ltd. FRS Series 2020-77A, Class AR 1.25% (3 ML+1.12%) due 05/20/2034*(6)	250,000	249,935
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(3)(4)	97,186	97,471
Enterprise Fleet Financing LLC Series 2018-2, Class A2 3.14% due 02/20/2024*	1,645	1,647
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	60,000	60,190
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(5)	100,000	105,700
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74% due 04/15/2033*	100,000	100,917
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class B 1.32% due 09/15/2027	55,000	55,388
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06% due 04/15/2024*	101,000	102,823
Great Wolf Trust FRS Series 2019-WOLF, Class C 1.73% (1 ML+1.63%) due 12/15/2036*(5)	30,000	30,000
GS Mtg. Securities Trust VRS Series 2016-PJ5, Class A8 2.50% due 10/25/2051*(3)(4)	192,924	198,207
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 2.98% due 10/25/2050*(3)(4)	53,347	54,459
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(3)(4)	25,332	25,572
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 0.92% (1 ML+0.83%) due 08/25/2050*(3)	11,165	11,237
JPMorgan Mtg. Trust VRS Series 2019-INV2, Class A3 3.50% due 02/25/2050*(3)(4)	9,841	10,022
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(4)	25,007	25,519
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A15 3.50% due 05/25/2050*(3)(4)	22,923	23,319
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(4)	42,426	43,337

468

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class B 1.19% (1 ML+1.10%) due 04/15/2038*(5)	$205,000	$205,513
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% due 12/15/2051(5)	55,000	63,855
Morgan Stanley Residential Mtg. Loan Trust VRS Series 2021-2, Class A9 2.50% due 05/25/2051*(3)(4)	99,011	100,305
MVW LLC Series 2021-1WA, Class B 1.44% due 01/22/2041*	95,710	95,893
MVW LLC Series 2019-2A, Class A 2.22% due 10/20/2038*	179,926	183,759
Navient Private Education Refi Loan Trust Series 2021-A, Class A 0.84% due 05/15/2069*	79,830	79,775
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	41,843	42,761
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	73,385	74,846
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.68% (1 ML+1.59%) due 04/15/2032*(5)	100,000	99,001
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.19% (1 ML+1.10%) due 10/25/2059*(3)	43,767	44,427
Palmer Square CLO, Ltd. FRS Series 2021-2A, Class A 1.26% (3 ML+1.15%) due 07/15/2034*(6)	255,000	254,935
Palmer Square CLO, Ltd. FRS Series 2020-3A, Class A1A 1.53% (3 ML+1.37%) due 11/15/2031*(6)	250,000	250,760
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	92,388	92,721
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	14,611	14,652
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(3)(4)	13,206	13,433
ServiceMaster Funding LLC Series 2021-1, Class A2I 2.87% due 07/30/2051*	115,000	115,183
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A 3.50% due 06/20/2035*	29,521	30,603
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.07% due 01/15/2053*	164,324	163,385

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23% due 09/15/2037*	$100,000	$103,296
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	38,675	39,681
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	52,544	54,135
Starwood Mtg. Residential Trust VRS Series 2020-INV1, Class A1 1.03% due 11/25/2055*(3)(4)	72,876	72,890
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A2 1.17% due 05/25/2065*(3)(4)	84,941	84,958
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(4)	82,633	83,743
Verus Securitization Trust VRS Series 2019-INV3, Class A1 2.69% due 11/25/2059*(3)(4)	54,028	54,974
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(4)	48,407	48,845
Wells Fargo Mtg. Backed Securities Trust VRS Series 2021-RR1, Class A1 2.50% due 12/25/2050*(3)(4)	109,021	111,474
World Omni Select Auto Trust Series 2019-A, Class B 2.17% due 12/15/2025	40,000	40,698

Total Asset Backed Securities (cost $5,553,880)		5,601,094

U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Rivian Automotive, Inc. 0.00% due 07/23/2026†(1)(2) (cost $198,282)	198,282	198,282

U.S. CORPORATE BONDS & NOTES — 5.3%
Advertising Agencies — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	50,000	54,522

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.25% due 06/01/2031	250,000	261,413
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	33,785
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	58,153
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	61,842

		415,193

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	25,651

469

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	$137,150	$140,997
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	20,638
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	96,897	105,143

		266,778

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	27,374
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	250,000	314,619
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	160,000	159,239
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	30,000	30,072
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	120,000	129,907
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	28,106

		689,317

Auto-Cars/Light Trucks — 0.3%
BMW US Capital LLC Company Guar. Notes 2.95% due 04/14/2022*	80,000	81,534
General Motors Co. Senior Notes 4.00% due 04/01/2025	150,000	164,623
General Motors Financial Co., Inc. Senior Notes 2.40% due 04/10/2028	300,000	307,741
General Motors Financial Co., Inc. Senior Notes 4.20% due 11/06/2021	105,000	106,050
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	80,000	79,524
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	50,000	50,879
Hyundai Capital America Senior Notes 2.00% due 06/15/2028*	260,000	260,146
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	45,000	46,145
Hyundai Capital America Senior Notes 2.85% due 11/01/2022*	28,000	28,789

Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Nissan Motor Acceptance Corp. Senior Notes 3.65% due 09/21/2021*	$35,000	$35,139
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	200,000	216,456

		1,377,026

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.10% due 05/11/2026	175,000	176,043
PACCAR Financial Corp. Senior Notes 2.65% due 05/10/2022	105,000	106,987

		283,030

Banks-Commercial — 0.0%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	63,663
SunTrust Bank Senior Notes 3.50% due 08/02/2022	65,000	65,000
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	95,000	96,756

		225,419

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.65% due 07/14/2028	350,000	355,342

Banks-Super Regional — 0.2%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	45,000	45,901
KeyCorp Senior Notes 2.25% due 04/06/2027	95,000	99,367
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	175,000	183,132
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	510,000	533,630
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	9,000	9,175
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	94,279

		965,484

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 06/01/2030	150,000	168,677
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	50,000	70,169

		238,846

470

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024	$115,000	$124,346

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 2.40% due 07/15/2031	340,000	349,310
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	59,464

		408,774

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	170,000	171,762
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	125,000	138,933
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	27,201
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	70,000	70,145
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	30,000	31,864
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	365,000	424,644
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	295,000	280,441

		1,144,990

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	25,825

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	55,506

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	50,000	53,914
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,478

		64,392

Security Description	Principal Amount	Value (Note 2)
Commercial Services-Finance — 0.0%
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	$105,000	$110,486

Computers — 0.2%
Apple, Inc. Senior Notes 1.25% due 08/20/2030	125,000	121,129
Apple, Inc. Senior Notes 1.65% due 05/11/2030	100,000	100,203
Apple, Inc. Senior Notes 1.70% due 08/05/2031	215,000	214,423
Apple, Inc. Senior Notes 2.75% due 01/13/2025	150,000	160,236
Apple, Inc. Senior Notes 2.95% due 09/11/2049	75,000	78,884
Apple, Inc. Senior Notes 3.25% due 02/23/2026	100,000	109,848
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	59,447

		844,170

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	54,094

Cosmetics & Toiletries — 0.0%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	110,000	111,849

Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	35,000	38,085

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	220,000	221,939
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	150,000	155,305
Bank of America Corp. Senior Notes 2.65% due 03/11/2032	200,000	207,359
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	100,000	98,585
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	75,000	82,806
Bank of America Corp. Senior Notes 4.33% due 03/15/2050	380,000	473,924
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	50,000	50,000

471

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.57% due 06/03/2031	$440,000	$455,180
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	150,000	160,587
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	100,000	111,873
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	33,077
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	150,000	156,536
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	125,000	141,770
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	275,000	339,042
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	50,000	51,306
JPMorgan Chase & Co. Senior Notes 1.58% due 04/22/2027	75,000	75,864
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	150,000	155,833
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	440,000	467,704
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	120,000	125,949
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	100,000	111,558
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	100,000	117,598
Morgan Stanley Senior Notes 2.19% due 04/28/2026	150,000	155,675
Morgan Stanley Senior Notes 3.13% due 07/27/2026	100,000	108,704
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	83,507
Morgan Stanley Senior Notes 3.62% due 04/01/2031	150,000	168,549
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	125,000	133,023

		4,443,253

Diversified Manufacturing Operations — 0.0%
3M Co. Senior Notes 3.25% due 08/26/2049	105,000	116,600

Security Description	Principal Amount	Value (Note 2)
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	$33,000	$36,840

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	275,000	293,053
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	90,838

		383,891

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	115,000	131,007
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	27,812

		158,819

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	31,605
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	113,760
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	36,191

		181,556

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	37,199

Electric-Integrated — 0.3%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	90,000	95,733
Alabama Power Co. Senior Notes 3.13% due 07/15/2051	250,000	266,170
American Electric Power Co., Inc. Senior Notes 3.65% due 12/01/2021	5,000	5,056
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	60,959
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	29,147
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	25,521
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	300,000	337,907
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	53,249

472

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Eversource Energy Senior Notes 3.30% due 01/15/2028	$30,000	$33,088
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	21,433
Exelon Corp. Senior Notes 3.40% due 04/15/2026	125,000	137,180
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	27,792
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	31,987
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	34,296
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	55,000	53,490
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	30,487
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	55,000	67,965
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	30,084
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	100,000	108,858

		1,450,402

Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	62,471

Electronic Components-Semiconductors — 0.0%
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	65,000	66,949
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	35,000	35,427

		102,376

Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	27,745

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	125,000	129,717
salesforce.com, Inc. Senior Notes 2.70% due 07/15/2041	395,000	403,722

		533,439

Security Description	Principal Amount	Value (Note 2)
Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030	$200,000	$235,067

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.70% due 11/05/2021	60,000	60,357
Capital One Financial Corp. Sub. Notes 2.36% due 07/29/2032	190,000	191,521
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	88,514
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	125,000	134,605
Discover Financial Services Senior Notes 3.85% due 11/21/2022	68,000	71,044
The Western Union Co. Senior Notes 2.85% due 01/10/2025	20,000	21,213

		567,254

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.50% due 01/15/2022	15,000	15,217

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	63,624

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	33,666

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	90,000	86,569
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	115,000	134,030
Southern California Gas Co. Senior Sec. Notes 4.13% due 06/01/2048	25,000	30,868

		251,467

Insurance Brokers — 0.0%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	85,000	87,062
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	35,000	36,060
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	32,283
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	58,211

		213,616

473

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	$55,000	$74,020
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	7,000	7,390
Brighthouse Financial Global Funding Sec. Notes 1.55% due 05/24/2026*	105,000	106,858
Brighthouse Financial Global Funding Senior Sec. Notes 2.00% due 06/28/2028*	340,000	343,931
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	55,000	55,822
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	30,555
Principal Financial Group, Inc. Company Guar. Notes 2.13% due 06/15/2030	125,000	127,306
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	25,000	28,331
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	30,971
Protective Life Global Funding Sec. Notes 1.17% due 07/15/2025*	195,000	196,420
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	30,708
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	31,956

		1,064,268

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	26,662
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	80,000	94,330
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	20,000	20,302
New York Life Global Funding Sec. Notes 3.25% due 08/06/2021*	30,000	30,007

		171,301

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	26,954
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028	55,000	63,652

		90,606

Security Description	Principal Amount	Value (Note 2)
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	$60,000	$60,171

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	207,501
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	95,000	106,021

		313,522

Medical Products — 0.0%
Abbott Laboratories Senior Notes 1.15% due 01/30/2028	80,000	79,857
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	117,000	124,912

		204,769

Medical-Biomedical/Gene — 0.0%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	85,000	86,521

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	110,000	134,718
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	125,000	158,256
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	220,000	223,768
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	36,000	40,083
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	90,000	116,062
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	100,000	101,221

		774,108

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	115,000	147,201
Humana, Inc. Senior Notes 2.15% due 02/03/2032	100,000	100,316
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	35,000	35,853
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	150,000	155,742
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	32,188

474

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	$75,000	$100,594

		571,894

Medical-Hospitals — 0.2%
Banner Health Notes 1.90% due 01/01/2031	50,000	50,343
Banner Health Notes 2.91% due 01/01/2051	265,000	276,061
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	55,128
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	40,000	42,132
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	55,000	58,098
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	305,000	344,511
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	65,000	74,124
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	130,000	147,736
Partners Healthcare System, Inc. Notes 3.19% due 07/01/2049	95,000	103,208
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	12,065
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	66,152

		1,229,558

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	40,000	44,165
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	125,000	138,167

		182,332

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	40,000	42,043
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	33,211

		75,254

Oil Companies-Exploration & Production — 0.1%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	90,000	102,960

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
ConocoPhillips Company Guar. Notes 2.40% due 02/15/2031*	$115,000	$119,900
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	58,263
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	45,000	50,515
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	103,189
Hess Corp. Senior Notes 4.30% due 04/01/2027	125,000	139,661
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	28,513
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	55,000	54,680

		657,681

Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	150,000	148,389
Chevron Corp. Senior Notes 2.00% due 05/11/2027	40,000	41,762

		190,151

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	280,000	296,834

Oil-Field Services — 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	26,906

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	125,000	130,778
Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025	50,000	54,100
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	13,000	13,806
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047	50,000	57,579
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	25,000	32,239
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	60,000	59,280
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	330,000	328,410

475

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	$50,000	$55,327
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	100,000	133,114

		864,633

Pipelines — 0.1%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	55,000	59,210
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	50,000	55,798
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	20,000	21,726
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	15,000	16,966
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	72,382
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	35,000	41,673
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	85,000	86,363
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	55,846
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	72,230
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	28,296
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	25,000	29,210
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	24,527

		564,227

Real Estate Investment Trusts — 0.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	110,000	130,442
American Campus Communities Operating Partnership LP Company Guar. Notes 3.30% due 07/15/2026	45,000	48,731
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	60,529
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	26,252

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	$45,000	$51,208
Crown Castle International Corp. Senior Notes 2.10% due 04/01/2031	165,000	163,175
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	80,471
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	103,421
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	18,581
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	60,964
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	125,000	133,255
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	32,205
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	40,000	45,762
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	64,693
Prologis LP Senior Notes 2.13% due 04/15/2027	115,000	120,474
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	50,000	51,472
Simon Property Group LP Senior Notes 3.80% due 07/15/2050	100,000	113,701
VEREIT Operating Partnership LP Company Guar. Notes 2.20% due 06/15/2028	25,000	25,791
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	70,000	76,029
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	28,487
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	60,000	68,267
WP Carey, Inc. Senior Notes 3.85% due 07/15/2029	90,000	101,236

		1,605,146

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	60,000	59,189

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	105,000	101,380

476

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts (continued)
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	$65,000	$69,191
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	54,611
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	28,277
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	95,000	108,507

		361,966

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.30% due 04/22/2024	150,000	160,621
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	50,000	52,803

		213,424

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	68,316

Schools — 0.1%
Georgetown University Notes 4.32% due 04/01/2049	50,000	64,211
Northwestern University Bonds 2.64% due 12/01/2050	75,000	77,476
Stanford University Notes 1.29% due 06/01/2027	70,000	70,998
University of Southern California Senior Notes 2.95% due 10/01/2051	400,000	427,441

		640,126

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	90,000	93,010
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	29,000	32,053

		125,063

Software Tools — 0.0%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	205,000	205,655

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	50,000	52,908
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	40,352

		93,260

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	$125,000	$125,087
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	280,000	278,815
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	100,000	102,009
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	130,000	137,948
AT&T, Inc. Senior Notes 3.80% due 12/01/2057*	64,000	67,917
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	113,000	109,154
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	490,000	479,142
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	35,000	33,995
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	150,000	163,349
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	30,000	37,870

		1,535,286

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	115,000	120,378
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	75,260

		195,638

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	45,000	47,856

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	60,000	65,137

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	30,753
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	31,513
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	31,142
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	70,000	74,924

477

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	$110,000	$119,244

		287,576

Total U.S. Corporate Bonds & Notes (cost $28,266,580)		29,722,001

FOREIGN CORPORATE BONDS & NOTES — 1.5%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	125,000	136,217

Banks-Commercial — 0.3%
Banque Federative du Credit Mutuel SA Senior Notes 2.13% due 11/21/2022*	200,000	204,759
Danske Bank A/S Senior Notes 1.23% due 06/22/2024*	245,000	247,783
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	70,000	71,535
Santander UK Group Holdings PLC Senior Notes 1.67% due 06/14/2027	300,000	301,363
Svenska Handelsbanken AB Senior Notes 1.42% due 06/11/2027*	250,000	251,147
Toronto-Dominion Bank Senior Notes 1.15% due 06/12/2025	280,000	283,220

		1,359,807

Beverages-Non-alcoholic — 0.0%
Coca-Cola European Partners PLC Senior Notes 1.50% due 01/15/2027*	200,000	200,193

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	2,041

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	200,000	212,052
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	60,000	76,461

		288,513

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	55,238

Commercial Services-Finance — 0.0%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	200,000	209,723

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions — 0.5%
Banco Santander SA Senior Notes 3.49% due 05/28/2030	$200,000	$218,508
Barclays PLC Senior Notes 2.85% due 05/07/2026	225,000	238,665
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	215,000	222,390
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	200,000	207,739
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*	250,000	284,670
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	205,000	215,780
Lloyds Banking Group PLC Senior Notes 1.33% due 06/15/2023	220,000	221,644
Mitsubishi UFJ Financial Group, Inc. Senior Notes 1.54% due 07/20/2027	220,000	222,313
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	200,000	208,576
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	200,000	199,791
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	200,000	206,957
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	58,551
UBS Group AG Senior Notes 1.36% due 01/30/2027*	260,000	259,119

		2,764,703

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	200,000	204,921

Electric-Integrated — 0.0%
Enel Finance International NV Company Guar. Notes 1.88% due 07/12/2028*	200,000	202,287

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	10,000	10,803

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	163,155
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	32,052

478

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies (continued)
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	$75,000	$82,625

		277,832

Insurance Brokers — 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,027

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	50,000	52,274
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	220,000	221,743

		274,017

Medical-Generic Drugs — 0.0%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	219,385

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.15% due 01/14/2030*	200,000	210,472

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	125,000	129,250
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	70,000	73,187
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	33,966
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	27,106
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	55,000	62,411

		325,920

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	25,000	27,628
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	50,000	55,256
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	325,000	354,144
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	35,000	37,510
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	25,000	27,031

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	$10,000	$10,812
Total Capital International SA Company Guar. Notes 2.43% due 01/10/2025	155,000	162,910
Total Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	105,000	110,054

		785,345

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	218,000

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	125,000	133,389
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	113,000	154,178
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	25,549

		313,116

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	100,000	102,565

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	210,000	223,483

Total Foreign Corporate Bonds & Notes (cost $8,092,368)		8,409,608

U.S. GOVERNMENT AGENCIES — 0.1%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 0.85% (SOFR30A+0.80%) due 08/25/2033*(3)	90,000	90,087
Series 2018-DNA1, Class M2AT 1.14% (1 ML+1.05%) due 07/25/2030(3)	59,240	58,968
Series 2020-HQA5, Class M1 1.15% (SOFR30A+1.10%) due 11/25/2050*(3)	24,004	24,024
Series 2018-HQA1, Class M2AS 1.19% (1 ML+1.10%) due 09/25/2030(3)	46,613	46,613
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class M1 0.75% (SOFR30A+0.70%) due 08/25/2033*(3)	35,000	35,000
Series 2020-DNA6, Class M1 0.95% (SOFR30A+0.90%) due 12/25/2050*(3)	21,865	21,873

479

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2021-DNA3, Class M2 2.15% (SOFR30A+2.10%) due 10/25/2033*(3)	$50,000	$51,002

		327,567

Government National Mtg. Assoc. — 0.0%
2.50% due August 30 TBA	27,650	28,740
2.50% due September 30 TBA	41,350	42,896
3.00% due 06/20/2032	12,667	13,348
3.00% due 12/20/2034	10,186	10,726
3.00% due 01/20/2035	9,256	9,748
3.00% due 05/20/2035	2,469	2,600
3.00% due 10/20/2049	1,920	1,975
3.00% due 01/20/2050	4,687	4,829
3.00% due 02/20/2050	4,740	4,868
3.00% due 03/20/2050	1,083	1,116
3.00% due 05/20/2050	15,335	15,693
3.00% due 04/20/2051	6,849	7,171
3.50% due 09/20/2049	4,752	5,121
3.50% due 10/20/2049	3,497	3,765
3.50% due 01/20/2050	9,247	9,953
3.50% due 02/20/2050	7,360	7,909
4.50% due 02/20/2046	5,705	6,332
4.50% due 08/20/2047	6,388	6,882
5.00% due 12/20/2048	9,521	10,251
5.50% due 03/20/2049	1,982	2,195
Government National Mtg. Assoc. REMIC FRS Series 2019-78, Class FB 0.48% (1 ML+0.40%) due 06/20/2049(3)	24,147	24,283

		220,401

Total U.S. Government Agencies (cost $546,856)		547,968

U.S. GOVERNMENT TREASURIES — 9.6%
United States Treasury Bonds — 3.2%
1.13% due 05/15/2040	1,205,000	1,075,839
1.13% due 08/15/2040	528,000	469,961
1.25% due 05/15/2050	184,000	156,565
1.38% due 11/15/2040	370,000	343,580
1.38% due 08/15/2050	1,033,000	906,982
1.63% due 11/15/2050	340,000	317,688
1.88% due 02/15/2041	3,340,000	3,376,009
1.88% due 02/15/2051	2,153,000	2,135,171
2.00% due 02/15/2050	1,533,000	1,563,480
2.25% due 05/15/2041	237,000	254,257
2.25% due 08/15/2046	102,000	109,291
2.25% due 08/15/2049	755,000	811,537
2.38% due 11/15/2049	100,000	110,430
2.38% due 05/15/2051	365,000	404,751
2.50% due 02/15/2045	99,500	111,300
2.50% due 05/15/2046	50,200	56,318
2.75% due 08/15/2047(7)	505,000	594,598
2.75% due 11/15/2047	175,300	206,566
2.88% due 08/15/2045	52,000	62,110
2.88% due 11/15/2046	59,000	70,839
2.88% due 05/15/2049	90,000	109,146
3.00% due 11/15/2045	77,500	94,668
3.00% due 02/15/2047	21,000	25,796
3.00% due 05/15/2047	83,200	102,323
3.00% due 02/15/2048	138,000	170,187

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
3.00% due 08/15/2048	$385,500	$476,258
3.00% due 02/15/2049	115,000	142,492
3.13% due 11/15/2041	305,000	374,554
3.13% due 05/15/2048	180,500	227,698
3.38% due 05/15/2044	57,000	73,263
3.38% due 11/15/2048	30,000	39,613
3.50% due 02/15/2039	1,765,000	2,268,301
3.63% due 02/15/2044	61,000	81,199
3.88% due 08/15/2040	630,000	851,189

		18,173,959

United States Treasury Notes — 6.4%
0.13% due 01/31/2023	6,190,000	6,189,516
0.13% due 05/31/2023	700,000	699,535
0.25% due 05/31/2025	4,295,000	4,250,540
0.25% due 08/31/2025	3,135,000	3,094,343
0.38% due 04/30/2025	4,085,000	4,065,373
0.38% due 11/30/2025	500,000	495,117
0.38% due 12/31/2025	600,000	593,484
0.38% due 01/31/2026	3,240,000	3,202,664
0.63% due 05/15/2030	425,000	405,410
0.63% due 08/15/2030	14,000	13,315
0.75% due 03/31/2026	1,815,000	1,822,799
0.75% due 04/30/2026	45,000	45,179
0.75% due 05/31/2026	100,000	100,328
0.88% due 11/15/2030	112,000	108,693
1.13% due 02/15/2031	1,397,000	1,383,903
1.50% due 10/31/2024	80,000	82,844
1.50% due 11/30/2024	990,000	1,025,346
1.63% due 05/15/2031	95,000	98,370
2.00% due 05/31/2024	2,470,000	2,586,553
2.50% due 01/31/2024	1,645,000	1,736,375
2.63% due 02/28/2023	960,000	997,537
2.75% due 08/31/2023	1,180,000	1,242,365
2.88% due 04/30/2025	2,085,000	2,268,741

		36,508,330

Total U.S. Government Treasuries (cost $53,756,354)		54,682,289

MUNICIPAL BONDS & NOTES — 0.7%
Bay Area Toll Authority Revenue Bonds 2.57% due 04/01/2031	250,000	268,621
California State University Revenue BondsRevenue Bonds 2.80% due 11/01/2041	350,000	353,891
Central Texas Turnpike System Revenue Bonds Series C 3.03% due 08/15/2041	105,000	107,642
Chicago O’Hare International Airport Revenue Bonds Series B 6.40% due 01/01/2040	50,000	76,919
City of Houston TX Airport System Revenue Revenue Bonds Series C 2.39% due 07/01/2031	30,000	31,174
City of Los Angeles Department of Airports Revenue Bonds 6.58% due 05/15/2039	265,000	360,933

480

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
City of Los Angeles Wastewater System Revenue Bonds 5.81% due 06/01/2040	$245,000	$366,012
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	160,000	221,959
County of Miami-Dade, FL Transit System Revenue Bonds Series B 5.62% due 07/01/2040	25,000	36,654
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	62,593
Dallas/Fort Worth International Airport Revenue Bonds Series A 2.99% due 11/01/2038	60,000	64,709
Dallas/Fort Worth International Airport Revenue Bonds Series C 3.09% due 11/01/2040	135,000	140,573
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	30,623
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	145,000	152,679
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	80,000	82,381
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	30,000	32,576
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	95,000	126,498
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	70,447
Maryland Stadium Authority Revenue Bonds Series C 2.36% due 05/01/2035	170,000	172,289
Metropolitan Transportation Authority Revenue Bonds 5.87% due 11/15/2039	10,000	13,448
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	71,875
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	40,000	43,658
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	48,000	75,715

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
New York State Dormitory Authority Revenue Bonds Series B 4.85% due 07/01/2048	$100,000	$118,527
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	69,628
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds Series Series C 3.35% due 05/01/2051	175,000	182,843
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	5,474
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	85,642
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	125,000	136,567
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3.92% due 12/31/2049	115,000	132,244
University of California Revenue Bonds 5.77% due 05/15/2043	20,000	28,764
Utah State Transit Authority Revenue Bonds Series B 3.44% due 12/15/2042	130,000	138,879
Virginia Commonwealth University Health System Authority Revenue Bonds Series A 4.96% due 01/01/2044	25,000	35,093
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	100,000	111,517

Total Municipal Bonds & Notes (cost $3,735,060)		4,009,047

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.1%
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	86,000	90,964
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	28,944
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	76,784

		196,692

481

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Sovereign — 0.0%
United Mexican States Senior Notes 2.66% due 05/24/2031	$200,000	$196,562

Total Foreign Government Obligations (cost $386,124)		393,254

Total Long-Term Investment Securities (cost $442,330,462)		547,294,401

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(8)	19,934,189	19,934,189
T. Rowe Price Treasury Reserve Fund 0.04%(8)	103	103

Total Short-Term Investment Securities (cost $19,934,292)		19,934,292

TOTAL INVESTMENTS (cost $462,264,754)(9)	100.0%	567,228,693
Other assets less liabilities	0.0	256,406

NET ASSETS	100.0%	$567,485,099

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $14,282,434 representing 2.5% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share/Par	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	1,708	$9,582	$12,041	$7.05	0.00%
Convertible Preferred Securities
Databricks, Inc., Series G	02/01/2021	100	17,737	17,737	177.37	0.00
Gusto, Inc., Series E	02/01/2021	1,028	31,246	31,246	30.39	0.01
Rivian Automotive, Inc., Series F	01/28/2021	3,494	128,754	248,179	71.03	0.04
U.S. Convertible Bonds & Notes
Rivian Automotive, Inc.	01/28/2021	198,282	198,282	198,282	100.00	0.04

				$507,485		0.09%

(3)	Collateralized Mortgage Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Loan Obligation
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of July 31, 2021.
(9)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

XAMS — Euronext Amsterdam Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

SOFR30A — Secured Overnight Financing Rate 30 Day Average

Exchanged-Traded Written Put Options on Futures

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
CBOT U.S. Treasury 10 Year Notes	08/01/2021	$132.50	2	26,893	$871	$234	$637

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

482

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

2	Short	U.S. Treasury 2 Year Notes	September 2021	$1,323,805	$1,323,937	$132

2	Short	U.S. Treasury 5 Year Notes	September 2021	741,712	746,672	4,960

1	Short	U.S. Treasury Long Bonds	September 2021	157,967	164,718	6,751

1	Short	U.S. Ultra Bonds	September 2021	369,533	399,063	29,530

						$41,373

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at July 31, 2021(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000%/Quarterly	6/20/2026	0.4951%	$3,200	$73,575	$4,240

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

483

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (See Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$12,041	$12,041
Medical-Biomedical/Gene	2,654,315	—		0	2,654,315
Other Industries	356,016,702	84,482,610	**	—	440,499,312
Convertible Preferred Securities
Auto-Cars/Light Trucks	—	—		248,179	248,179
Decision Support Software	—	—		17,737	17,737
Enterprise Software/Service	—	—		31,246	31,246
Other Industries	268,028	—		—	268,028
Asset Backed Securities	—	5,601,094		—	5,601,094
U.S. Convertible Bonds & Notes	—	—		198,282	198,282
U.S. Corporate Bonds & Notes	—	29,722,001		—	29,722,001
Foreign Corporate Bonds & Notes	—	8,409,608		—	8,409,608
U.S. Government Agencies	—	547,968		—	547,968
U.S. Government Treasuries	—	54,682,289		—	54,682,289
Municipal Bonds & Notes	—	4,009,047		—	4,009,047
Foreign Government Obligations	—	393,254		—	393,254
Short-Term Investment Securities	19,934,292	—		—	19,934,292

Total Investments at Value	$378,873,337	$187,847,871		$507,485	$567,228,693

Other Financial Instruments:†
Exchanged-Traded Written Put Options on Futures	$637	$—		$—	$637
Futures Contracts	41,373	—		—	41,373
Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection	—	4,240		—	4,240

Total Other Financial Instruments	$42,010	$4,240		$—	$46,250

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

484

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Registered Investment Companies	15.3%
United States Treasury Notes	4.2
Applications Software	3.2
Diversified Banking Institutions	3.2
Medical-Drugs	3.1
Web Portals/ISP	3.0
Federal National Mtg. Assoc.	2.5
United States Treasury Bonds	2.4
E-Commerce/Products	2.4
Real Estate Investment Trusts	2.2
Diversified Financial Services	2.0
Internet Content-Entertainment	2.0
Government National Mtg. Assoc.	2.0
Electronic Components-Semiconductors	1.8
Uniform Mtg. Backed Securities	1.7
Banks-Commercial	1.6
Computers	1.5
Finance-Credit Card	1.4
Insurance-Multi-line	1.3
Diversified Manufacturing Operations	1.2
Electric-Integrated	1.2
Semiconductor Components-Integrated Circuits	1.2
Insurance-Life/Health	1.1
Commercial Services-Finance	1.1
Diagnostic Equipment	1.0
Semiconductor Equipment	1.0
Auto-Cars/Light Trucks	0.9
Medical-HMO	0.9
Telephone-Integrated	0.9
Oil Companies-Exploration & Production	0.9
Banks-Super Regional	0.8
Cosmetics & Toiletries	0.8
Medical Products	0.8
Medical-Hospitals	0.8
Medical Instruments	0.8
Retail-Restaurants	0.8
Municipal Bonds & Notes	0.7
Enterprise Software/Service	0.7
Chemicals-Diversified	0.7
Retail-Apparel/Shoe	0.6
Cable/Satellite TV	0.6
Food-Misc./Diversified	0.6
Oil Companies-Integrated	0.6
Federal Home Loan Mtg. Corp.	0.5
Auto/Truck Parts & Equipment-Original	0.5
Data Processing/Management	0.5
Pipelines	0.5
Transport-Rail	0.5
Containers-Paper/Plastic	0.5
Industrial Gases	0.5
Retail-Building Products	0.5
Finance-Investment Banker/Broker	0.5
Electric-Distribution	0.5
Paper & Related Products	0.5
Cellular Telecom	0.5
Options Purchased	0.4
Insurance-Property/Casualty	0.4
E-Commerce/Services	0.4
Computer Services	0.4
Transport-Services	0.4
Hotels/Motels	0.4
Coatings/Paint	0.3

Electronic Measurement Instruments	0.3%
Rental Auto/Equipment	0.3
Multimedia	0.3
Aerospace/Defense-Equipment	0.3
Diversified Minerals	0.3
Beverages-Non-alcoholic	0.3
Retail-Discount	0.3
Commercial Services	0.3
Airlines	0.3
Pharmacy Services	0.2
Machinery-Construction & Mining	0.2
Finance-Leasing Companies	0.2
Networking Products	0.2
Insurance Brokers	0.2
Insurance-Reinsurance	0.2
Power Converter/Supply Equipment	0.2
Audio/Video Products	0.2
Electronic Components-Misc.	0.2
Medical-Biomedical/Gene	0.2
Instruments-Controls	0.2
Dialysis Centers	0.2
Electric-Generation	0.2
Chemicals-Specialty	0.2
Internet Content-Information/News	0.2
Real Estate Operations & Development	0.2
Oil Refining & Marketing	0.2
Athletic Footwear	0.2
Aerospace/Defense	0.2
Drug Delivery Systems	0.2
Retail-Automobile	0.2
Casino Hotels	0.2
Non-Ferrous Metals	0.2
Communications Software	0.2
Retail-Major Department Stores	0.2
Computer Software	0.2
Veterinary Diagnostics	0.2
Apparel Manufacturers	0.2
Gold Mining	0.2
Import/Export	0.2
Industrial Automated/Robotic	0.2
Machinery-Electrical	0.2
Steel-Producers	0.2
Retail-Drug Store	0.2
Brewery	0.2
Beverages-Wine/Spirits	0.1
Metal-Diversified	0.1
Food-Confectionery	0.1
Food-Retail	0.1
Metal-Copper	0.1
Retail-Auto Parts	0.1
Machinery-Material Handling	0.1
Finance-Other Services	0.1
Human Resources	0.1
Engineering/R&D Services	0.1
Investment Management/Advisor Services	0.1
Building-Residential/Commercial	0.1
Broadcast Services/Program	0.1
Advertising Agencies	0.1
Investment Companies	0.1
Tobacco	0.1
E-Marketing/Info	0.1

485

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Advertising Sales	0.1%
Food-Catering	0.1
Wire & Cable Products	0.1
Optical Supplies	0.1
Disposable Medical Products	0.1
Non-Hazardous Waste Disposal	0.1
Computer Aided Design	0.1
Auto-Heavy Duty Trucks	0.1
Banks-Fiduciary	0.1
Internet Application Software	0.1
Gas-Distribution	0.1
Distribution/Wholesale	0.1
Electric Products-Misc.	0.1
Food-Flour & Grain	0.1
Machinery-Pumps	0.1
Computer Data Security	0.1
Electronic Connectors	0.1
Building Products-Cement	0.1
Transport-Equipment & Leasing	0.1
Telecom Services	0.1
Sovereign	0.1
Consulting Services	0.1
Private Equity	0.1
Miscellaneous Manufacturing	0.1
Machinery-General Industrial	0.1
Radio	0.1
Finance-Mortgage Loan/Banker	0.1
Schools	0.1
Retail-Office Supplies	0.1
Agricultural Chemicals	0.1
Metal-Aluminum	0.1
Medical-Outpatient/Home Medical	0.1
Gas-Transportation	0.1
Advertising Services	0.1
Medical-Generic Drugs	0.1
Medical-Wholesale Drug Distribution	0.1
Insurance-Mutual	0.1
Medical Labs & Testing Services	0.1
Television	0.1
Office Supplies & Forms	0.1
Software Tools	0.1
Satellite Telecom	0.1
Footwear & Related Apparel	0.1
Retail-Regional Department Stores	0.1
Machinery-Thermal Process	0.1
Cruise Lines	0.1
Retail-Pet Food & Supplies	0.1

102.3%

Country Allocation*

United States	79.0%
Japan	4.0
United Kingdom	3.7
Switzerland	2.2
France	1.9
Germany	1.8
Netherlands	1.5
Canada	1.5
Ireland	1.1
Australia	0.9
Cayman Islands	0.7
Taiwan	0.4
Norway	0.4
Sweden	0.3
South Korea	0.4
Italy	0.3
Singapore	0.3
China	0.2
Finland	0.2
British Virgin Islands	0.2
Jersey	0.2
Mexico	0.2
Hong Kong	0.2
Luxembourg	0.1
SupraNational	0.1
Belgium	0.1
Denmark	0.1
Austria	0.1
India	0.1
Panama	0.1

102.3%

*	Calculated as a percentage of net assets

486

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 57.4%
Advertising Agencies — 0.1%
WPP PLC	149,224	$1,931,877

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	11,851	938,254

Aerospace/Defense — 0.1%
Boeing Co.†	4,005	907,052
Raytheon Technologies Corp.	1,425	123,904
Teledyne Technologies, Inc.†	1,438	651,083
TransDigm Group, Inc.†	230	147,451

		1,829,490

Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc.	2,863	649,157
Meggitt PLC†	318,408	2,074,834
Safran SA	9,489	1,243,027

		3,967,018

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	3,727	176,101

Airlines — 0.0%
Southwest Airlines Co.†	7,055	356,419
United Airlines Holdings, Inc.†	4,560	213,043

		569,462

Apparel Manufacturers — 0.2%
Kering SA	1,977	1,775,163
Samsonite International SA†*	300,600	559,408
VF Corp.	4,435	355,687

		2,690,258

Applications Software — 3.1%
Intuit, Inc.	11,039	5,850,339
Microsoft Corp.	152,444	43,432,820
Roper Technologies, Inc.	3,998	1,964,377
ServiceNow, Inc.†	8,030	4,720,757

		55,968,293

Athletic Footwear — 0.2%
NIKE, Inc., Class B	19,953	3,342,327

Audio/Video Products — 0.2%
Panasonic Corp.	128,500	1,539,145
Sony Group Corp.	22,800	2,379,892

		3,919,037

Auto-Cars/Light Trucks — 0.5%
Ferrari NV	2,582	563,625
General Motors Co.†	15,064	856,238
Honda Motor Co., Ltd.	24,000	767,744
Suzuki Motor Corp.	30,600	1,245,373
Tesla, Inc.†	2,263	1,555,133
Toyota Motor Corp.	48,700	4,373,624

		9,361,737

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	3,621	840,434
PACCAR, Inc.	9,933	824,340

		1,664,774

Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv PLC†	2,819	470,350
Autoliv, Inc. SDR	12,418	1,242,842
Denso Corp.	19,300	1,325,221
Magna International, Inc.	38,273	3,208,426

Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Stanley Electric Co., Ltd.	35,500	$926,838

		7,173,677

Banks-Commercial — 1.1%
Australia & New Zealand Banking Group, Ltd.	69,987	1,425,335
Citizens Financial Group, Inc.	12,832	540,997
DBS Group Holdings, Ltd.	48,200	1,081,688
DNB Bank ASA	150,549	3,085,191
Erste Group Bank AG	32,240	1,250,139
ING Groep NV	226,192	2,896,508
Intesa Sanpaolo SpA	386,898	1,068,453
National Bank of Canada	38,340	2,934,503
Signature Bank	1,997	453,259
Standard Chartered PLC	101,846	610,110
Sumitomo Mitsui Trust Holdings, Inc.	27,100	890,439
Svenska Handelsbanken AB, Class A	154,748	1,747,053
United Overseas Bank, Ltd.	101,900	1,972,610

		19,956,285

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp.	6,499	333,594
State Street Corp.	1,139	99,252

		432,846

Banks-Super Regional — 0.7%
Fifth Third Bancorp	34,503	1,252,114
Huntington Bancshares, Inc.	77,603	1,092,650
PNC Financial Services Group, Inc.	5,990	1,092,636
Wells Fargo & Co.	212,945	9,782,693

		13,220,093

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	30,597	1,744,947
Keurig Dr Pepper, Inc.	14,601	514,101
Monster Beverage Corp.†	5,516	520,269
PepsiCo, Inc.	8,058	1,264,703

		4,044,020

Beverages-Wine/Spirits — 0.1%
Diageo PLC	50,630	2,511,793

Brewery — 0.1%
Kirin Holdings Co., Ltd.	45,700	836,305

Building & Construction Products-Misc. — 0.0%
Imerys SA	792	36,667

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC	1,171	83,633

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	1,903	691,360
Vulcan Materials Co.	3,363	605,306

		1,296,666

Building-Heavy Construction — 0.0%
Cellnex Telecom SA*	701	45,680

Building-Residential/Commercial — 0.1%
NVR, Inc.†	68	355,137
Persimmon PLC	42,858	1,728,848

		2,083,985

487

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	1,244	$925,598
Comcast Corp., Class A	53,427	3,143,111
DISH Network Corp., Class A†	1,307	54,750
Liberty Broadband Corp., Class C†	3,892	690,791

		4,814,250

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	4,126	174,736
MGM Resorts International	30,863	1,158,288
Wynn Resorts, Ltd.†	1,818	178,764

		1,511,788

Cellular Telecom — 0.4%
T-Mobile US, Inc.†	31,468	4,532,021
Vodafone Group PLC ADR	100,361	1,638,895

		6,170,916

Chemicals-Diversified — 0.6%
Asahi Kasei Corp.	145,900	1,590,866
BASF SE	23,581	1,852,887
Covestro AG*	20,170	1,297,930
Croda International PLC	845	98,871
Huntsman Corp.	1,803	47,617
Johnson Matthey PLC	51,676	2,133,788
PPG Industries, Inc.	14,564	2,381,505
Quaker Chemical Corp.	187	47,076
Tosoh Corp.	12,500	219,834
Westlake Chemical Corp.	876	72,638

		9,743,012

Chemicals-Specialty — 0.2%
Albemarle Corp.	1,742	358,922
Atotech, Ltd.†	3,936	95,054
Borregaard ASA	2,568	66,850
Element Solutions, Inc.	2,716	63,527
International Flavors & Fragrances, Inc.	8,861	1,334,821
Koninklijke DSM NV	552	111,267
Shin-Etsu Chemical Co., Ltd.	400	65,268
Umicore SA	24,993	1,552,099

		3,647,808

Coatings/Paint — 0.3%
Akzo Nobel NV	18,203	2,251,005
RPM International, Inc.	3,730	322,981
Sherwin-Williams Co.	11,021	3,207,441

		5,781,427

Commercial Services — 0.2%
Amadeus IT Group SA†	11,869	777,026
Cintas Corp.	653	257,400
CoStar Group, Inc.†	12,433	1,104,672
TechnoPro Holdings, Inc.	52,500	1,311,136

		3,450,234

Commercial Services-Finance — 0.9%
Affirm Holdings, Inc.†	9,694	545,966
Equifax, Inc.	2,226	580,096
FleetCor Technologies, Inc.†	3,368	869,685
Global Payments, Inc.	24,516	4,741,640
MarketAxess Holdings, Inc.	490	232,833
PayPal Holdings, Inc.†	17,371	4,786,232

Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
S&P Global, Inc.	4,562	$1,955,821
Square, Inc., Class A†	6,263	1,548,589
TransUnion	3,024	363,061

		15,623,923

Communications Software — 0.2%
Zoom Video Communications, Inc., Class A†	7,523	2,844,446

Computer Aided Design — 0.1%
Synopsys, Inc.†	6,175	1,778,338

Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	937	237,633
Fortinet, Inc.†	4,876	1,327,442

		1,565,075

Computer Services — 0.4%
Accenture PLC, Class A	4,896	1,555,361
Cognizant Technology Solutions Corp., Class A	8,548	628,535
Leidos Holdings, Inc.	4,592	488,681
NTT Data Corp.	165,100	2,558,594
Teleperformance	3,587	1,513,591

		6,744,762

Computer Software — 0.2%
Citrix Systems, Inc.	5,786	582,939
Datadog, Inc., Class A†	3,229	357,450
MongoDB, Inc.†	2,778	997,080
Snowflake, Inc., Class A†	1,666	442,690
Twilio, Inc., Class A†	1,178	440,089

		2,820,248

Computers — 1.4%
Apple, Inc.	172,868	25,214,526

Consulting Services — 0.1%
Worley, Ltd.	163,338	1,341,606

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	4,461	605,447

Containers-Metal/Glass — 0.0%
Ball Corp.	8,255	667,664
Verallia SA*	1,886	69,914

		737,578

Containers-Paper/Plastic — 0.5%
Amcor PLC CDI	91,077	1,054,348
Graphic Packaging Holding Co.	2,430	46,583
Mayr-Melnhof Karton AG	257	54,679
Packaging Corp. of America	19,895	2,815,142
Sealed Air Corp.	9,992	567,046
WestRock Co.	90,370	4,447,108

		8,984,906

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	3,212	255,354
Estee Lauder Cos., Inc., Class A	1,818	606,903
L’Oreal SA	7,188	3,292,576
Pola Orbis Holdings, Inc.	16,500	394,632
Procter & Gamble Co.	15,330	2,180,386
Unilever PLC	97,380	5,607,581

		12,337,432

488

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.5%
DocuSign, Inc.†	4,526	$1,348,929
Fidelity National Information Services, Inc.	16,552	2,467,076
Fiserv, Inc.†	48,474	5,579,842

		9,395,847

Decision Support Software — 0.0%
MSCI, Inc.	426	253,879

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	8,737	576,991

Diagnostic Equipment — 1.0%
Danaher Corp.	33,298	9,905,822
PerkinElmer, Inc.	1,917	349,335
Thermo Fisher Scientific, Inc.	15,087	8,147,131

		18,402,288

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	43,228	2,273,860

Diamonds/Precious Stones — 0.0%
Alrosa PJSC†	129,080	229,772

Disposable Medical Products — 0.1%
Teleflex, Inc.	4,605	1,830,165

Distribution/Wholesale — 0.1%
Bunzl PLC	27,689	1,025,829
Copart, Inc.†	4,107	603,729

		1,629,558

Diversified Banking Institutions — 2.0%
Bank of America Corp.	208,065	7,981,373
BNP Paribas SA	34,346	2,089,566
Citigroup, Inc.	11,261	761,469
Goldman Sachs Group, Inc.	17,902	6,711,102
JPMorgan Chase & Co.	10,975	1,665,785
Lloyds Banking Group PLC	2,418,778	1,532,649
Macquarie Group, Ltd.	12,327	1,422,434
Mitsubishi UFJ Financial Group, Inc.	234,900	1,244,561
Morgan Stanley	119,293	11,449,742

		34,858,681

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	57,396	404,642

Diversified Manufacturing Operations — 1.1%
3M Co.	4,611	912,701
ALS, Ltd.	7,679	72,088
General Electric Co.	828,155	10,724,607
Parker-Hannifin Corp.	1,402	437,466
Siemens AG	44,833	6,999,690
Textron, Inc.	9,958	687,202

		19,833,754

Diversified Minerals — 0.3%
BHP Group PLC	88,471	2,873,204
BHP Group, Ltd.	57,418	2,250,160
Lundin Mining Corp.	9,844	89,713

		5,213,077

Drug Delivery Systems — 0.1%
Becton Dickinson & Co.	8,600	2,199,450

Security Description	Shares	Value (Note 2)
E-Commerce/Products — 2.3%
Alibaba Group Holding, Ltd. ADR†	9,369	$1,828,735
Amazon.com, Inc.†	9,591	31,914,916
ASOS PLC†	34,624	1,830,040
Coupang, Inc.†	16,203	588,493
Sea, Ltd. ADR†	14,714	4,063,418
THG PLC†	36,955	301,936

		40,527,538

E-Commerce/Services — 0.3%
Airbnb, Inc., Class A†	445	64,084
Booking Holdings, Inc.†	1,034	2,252,321
Delivery Hero SE†*	2,493	373,334
DoorDash, Inc., Class A†	6,842	1,192,492
Match Group, Inc.†	9,939	1,582,984
Opendoor Technologies, Inc.†	7,534	111,654

		5,576,869

E-Marketing/Info — 0.1%
CyberAgent, Inc.	108,600	1,955,086

E-Services/Consulting — 0.0%
CDW Corp.	2,136	391,636

Electric Products-Misc. — 0.1%
Emerson Electric Co.	440	44,392
Legrand SA	13,881	1,563,843

		1,608,235

Electric-Distribution — 0.4%
National Grid PLC	144,380	1,847,109
Sempra Energy	39,134	5,112,857

		6,959,966

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	47,100	688,551
Engie SA	189,846	2,533,413

		3,221,964

Electric-Integrated — 0.8%
AES Corp.	6,926	164,146
Ameren Corp.	12,223	1,025,754
CMS Energy Corp.	10,239	632,668
Dominion Energy, Inc.	27,172	2,034,368
DTE Energy Co.	328	38,481
Entergy Corp.	3,443	354,354
Evergy, Inc.	6,855	447,083
Eversource Energy	10,594	913,944
Iberdrola SA	1,903	22,945
IDACORP, Inc.	288	30,370
NextEra Energy, Inc.	51,505	4,012,239
Public Service Enterprise Group, Inc.	12,617	785,156
Southern Co.	39,900	2,548,413
WEC Energy Group, Inc.	6,762	636,575

Xcel Energy, Inc.	616	42,042

		13,688,538
Electronic Components-Misc. — 0.2%
Hubbell, Inc.	8,535	1,710,926
Murata Manufacturing Co., Ltd.	25,200	2,089,625

		3,800,551

Electronic Components-Semiconductors — 1.7%
Advanced Micro Devices, Inc.†	37,292	3,960,038
Broadcom, Inc.	14,046	6,817,928

489

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Hamamatsu Photonics KK	24,600	$1,369,035
Marvell Technology, Inc.	14,264	863,115
Microchip Technology, Inc.	5,874	840,687
Monolithic Power Systems, Inc.	1,467	659,064
NVIDIA Corp.	28,940	5,643,011
Samsung Electronics Co., Ltd.	64,203	4,390,464
SUMCO Corp.	1,500	34,840
Texas Instruments, Inc.	23,215	4,425,243
Xilinx, Inc.	5,438	814,830

		29,818,255

Electronic Connectors — 0.1%
Amphenol Corp., Class A	15,508	1,124,175
TE Connectivity, Ltd.	2,770	408,492

		1,532,667

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	24,686	3,782,636
Fortive Corp.	20,594	1,496,360
Keysight Technologies, Inc.†	808	132,956
Trimble, Inc.†	3,363	287,537

		5,699,489

Energy-Alternate Sources — 0.0%
Shoals Technologies Group, Inc., Class A†	1,051	30,574

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	15,997	2,163,594

Enterprise Software/Service — 0.6%
Atlassian Corp. PLC, Class A†	2,378	773,135
Bill.com Holdings, Inc.†	3,074	635,765
Clarivate PLC†	6,939	158,209
Coupa Software, Inc.†	2,199	477,183
Paycom Software, Inc.†	378	151,200
salesforce.com, Inc.†	19,314	4,672,636
SAP SE	18,360	2,633,300
Veeva Systems, Inc., Class A†	2,280	758,579
Workday, Inc., Class A†	2,501	586,235

		10,846,242

Entertainment Software — 0.0%
Electronic Arts, Inc.	3,312	476,796
Playtika Holding Corp.†	6,528	145,117

		621,913

Finance-Credit Card — 1.2%
Capital One Financial Corp.	5,873	949,664
Mastercard, Inc., Class A	16,726	6,455,233
Visa, Inc., Class A	53,301	13,132,833

		20,537,730

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	98,898	6,720,119
Close Brothers Group PLC	21,901	469,274
Tradeweb Markets, Inc., Class A	1,183	102,602
XP, Inc., Class A†	12,239	502,533

		7,794,528

Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	125,600	685,487

Security Description	Shares	Value (Note 2)
Finance-Mortgage Loan/Banker — 0.1%
Housing Development Finance Corp., Ltd.	36,702	$1,210,053

Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	3,057	362,163
CME Group, Inc.	5,008	1,062,347
Intercontinental Exchange, Inc.	6,633	794,832

		2,219,342

Fisheries — 0.0%
Mowi ASA ADR	1,937	49,239

Food-Catering — 0.1%
Compass Group PLC†	88,879	1,877,689

Food-Confectionery — 0.1%
Barry Callebaut AG	529	1,339,723
Mondelez International, Inc., Class A	17,851	1,129,254

		2,468,977

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	496,000	1,593,745

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	4,708	336,434

Food-Misc./Diversified — 0.5%
Conagra Brands, Inc.	5,487	183,759
Nestle SA	72,970	9,246,288

		9,430,047

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	54,400	2,424,518

Footwear & Related Apparel — 0.1%
Dr. Martens PLC†	143,591	864,564

Forestry — 0.0%
West Fraser Timber Co., Ltd.	372	26,683

Gas-Distribution — 0.0%
Beijing Enterprises Holdings, Ltd.	146,000	453,754

Gold Mining — 0.1%
Franco-Nevada Corp.	694	111,003
K92 Mining, Inc.†	19,943	143,866
Kirkland Lake Gold, Ltd.	6,495	277,740
Northern Star Resources, Ltd.	41,302	310,995
Perseus Mining, Ltd.†	212,981	263,212
Polyus PJSC	615	118,360
Sandstorm Gold, Ltd.†	11,677	91,781
Sibanye Stillwater, Ltd.	25,163	109,485
Silver Lake Resources, Ltd.†	50,591	57,240
Wesdome Gold Mines, Ltd.†	33,477	338,634

		1,822,316

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.†	22,674	2,980,497
Huazhu Group, Ltd. ADR†	1,286	57,844
Kyoritsu Maintenance Co., Ltd.	1,600	53,163
Marriott International, Inc., Class A†	20,377	2,974,634
Whitbread PLC†	1,476	62,442

		6,128,580

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	41,900	2,166,812

490

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Import/Export — 0.2%
Mitsubishi Corp.	44,900	$1,265,892
Sumitomo Corp.	95,900	1,304,102

		2,569,994

Industrial Automated/Robotic — 0.2%
Omron Corp.	13,200	1,129,280
SMC Corp.	1,100	653,658
THK Co., Ltd.	26,900	770,012

		2,552,950

Industrial Gases — 0.5%
Air Liquide SA	11,970	2,080,841
Air Products & Chemicals, Inc.	419	121,942
Linde PLC	21,293	6,545,255

		8,748,038

Instruments-Controls — 0.2%
Honeywell International, Inc.	16,173	3,781,086

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	12,261	1,805,064

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	81,200	974,023
Aviva PLC	248,328	1,336,059
AXA SA	141,293	3,657,297
Challenger, Ltd.	126,336	527,583
Equitable Holdings, Inc.	79,852	2,465,031
Sun Life Financial, Inc.	56,363	2,935,611
Voya Financial, Inc.	1,640	105,616

		12,001,220

Insurance-Multi-line — 1.3%
Chubb, Ltd.	54,458	9,189,243
Direct Line Insurance Group PLC	169,424	699,568
Hartford Financial Services Group, Inc.	42,147	2,681,392
Loews Corp.	1,886	101,146
MetLife, Inc.	47,109	2,718,189
Ping An Insurance Group Co. of China, Ltd.	100,500	882,156
Sampo Oyj, Class A	54,739	2,639,483
Storebrand ASA	199,499	1,716,063
Zurich Insurance Group AG	4,659	1,878,081

		22,505,321

Insurance-Property/Casualty — 0.4%
Berkshire Hathaway, Inc., Class B†	9,125	2,539,396
PICC Property & Casualty Co., Ltd.	1,300,000	1,054,122
Progressive Corp.	4,235	403,003
Tokio Marine Holdings, Inc.	42,400	2,022,823
Travelers Cos., Inc.	8,958	1,334,025

		7,353,369

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG	13,592	3,675,821
RenaissanceRe Holdings, Ltd.	3,694	564,037

		4,239,858

Internet Application Software — 0.1%
Shopify, Inc., Class A†	1,096	1,643,923

Security Description	Shares	Value (Note 2)
Internet Content-Entertainment — 2.0%
Facebook, Inc., Class A†	65,228	$23,240,736
Netflix, Inc.†	10,319	5,340,805
Pinterest, Inc., Class A†	27,362	1,611,622
Roku, Inc.†	825	353,356
Snap, Inc., Class A†	59,281	4,411,692
Spotify Technology SA†	2,817	644,163

		35,602,374

Internet Content-Information/News — 0.2%
Tencent Holdings, Ltd.	50,600	3,122,594
Vimeo, Inc.†	3,710	166,208

		3,288,802

Internet Security — 0.0%
NortonLifeLock, Inc.	22,881	567,906

Investment Companies — 0.1%
Melrose Industries PLC	913,170	2,029,913

Investment Management/Advisor Services — 0.1%
Apollo Global Management, Inc.	13,042	767,652
Invesco, Ltd.	2,979	72,628
Julius Baer Group, Ltd.	7,075	468,041
Raymond James Financial, Inc.	1,291	167,159

		1,475,480

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	13,673	2,826,893
Epiroc AB, Class A	12,278	286,989
Epiroc AB, Class B	3,434	69,081
Metso Outotec Oyj	14,627	166,229
Sandvik AB	12,394	322,839
Weir Group PLC†	8,904	213,782

		3,885,813

Machinery-Electrical — 0.2%
Mitsubishi Electric Corp.	188,200	2,547,614

Machinery-Farming — 0.0%
AGCO Corp.	430	56,807
Alamo Group, Inc.	343	50,342
Deere & Co.	1,437	519,605
Lindsay Corp.	301	48,368
Toro Co.	516	58,690

		733,812

Machinery-General Industrial — 0.1%
Atlas Copco AB, Class B	1,200	68,241
Bucher Industries AG	87	48,410
Otis Worldwide Corp.	8,307	743,892

		860,543

Machinery-Material Handling — 0.1%
KION Group AG	21,930	2,328,780

Machinery-Pumps — 0.0%
Cactus, Inc., Class A	1,689	60,872
Flowserve Corp.	5,203	218,994
IMI PLC	2,398	58,516
Ingersoll Rand, Inc.†	8,490	414,906

		753,288

Medical Instruments — 0.7%
Alcon, Inc.	10,001	728,122
Elekta AB, Series B	95,186	1,388,392
Intuitive Surgical, Inc.†	5,385	5,339,012
Medtronic PLC	30,803	4,044,742

		11,500,268

491

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.1%
Evotec SE†	23,097	$958,880

Medical Products — 0.8%
Abbott Laboratories	20,768	2,512,513
Align Technology, Inc.†	483	336,071
Cooper Cos., Inc.	302	127,375
Hologic, Inc.†	5,201	390,283
Koninklijke Philips NV	63,713	2,938,532
Siemens Healthineers AG*	35,190	2,325,149
Stryker Corp.	15,846	4,293,315
Zimmer Biomet Holdings, Inc.	2,305	376,683

		13,299,921

Medical-Biomedical/Gene — 0.1%
Amgen, Inc.	2,806	677,761
Biogen, Inc.†	1,362	445,006
Exact Sciences Corp.†	90	9,706
Incyte Corp.†	3,262	252,316
Regeneron Pharmaceuticals, Inc.†	432	248,232
Seagen, Inc.†	864	132,529
Vertex Pharmaceuticals, Inc.†	2,585	521,084

		2,286,634

Medical-Drugs — 2.8%
AbbVie, Inc.	33,391	3,883,373
Astellas Pharma, Inc.	226,200	3,602,797
AstraZeneca PLC ADR	111,612	6,388,671
Bausch Health Cos., Inc.†	26,114	763,834
Bayer AG	39,723	2,369,085
Eli Lilly & Co.	35,925	8,747,737
GlaxoSmithKline PLC ADR	46,776	1,877,589
Ipsen SA	9,345	999,265
Johnson & Johnson	9,448	1,626,946
Merck & Co., Inc.	8,558	657,853
Novartis AG	47,572	4,400,210
Organon & Co.†	883	25,616
Otsuka Holdings Co., Ltd.	38,100	1,514,575
Roche Holding AG	14,782	5,716,234
Sanofi	41,750	4,302,256
Sanofi ADR	11,237	579,380
Takeda Pharmaceutical Co., Ltd. ADR	37,639	621,044
Zoetis, Inc.	11,990	2,430,373

		50,506,838

Medical-HMO — 0.8%
Anthem, Inc.	9,204	3,534,428
Centene Corp.†	28,773	1,974,116
Humana, Inc.	2,639	1,123,845
UnitedHealth Group, Inc.	19,534	8,052,305

		14,684,694

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	21,818	5,415,228

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	606	123,521

Metal Processors & Fabrication — 0.0%
Timken Co.	495	39,352

Metal Products-Distribution — 0.0%
Granges AB	10,860	143,534

Security Description	Shares	Value (Note 2)
Metal-Aluminum — 0.1%
Constellium SE†	6,128	$115,636
Norsk Hydro ASA	11,736	78,074
South32, Ltd.	407,725	892,734

		1,086,444

Metal-Copper — 0.1%
Antofagasta PLC	93,105	1,933,123
ERO Copper Corp.†	9,074	182,629
OZ Minerals, Ltd.	7,658	130,923
Southern Copper Corp.	2,560	168,038

		2,414,713

Metal-Diversified — 0.1%
Anglo American PLC	3,602	159,572
Boliden AB	11,812	460,916
MMC Norilsk Nickel PJSC	325	112,454
Rio Tinto PLC	3,323	283,196
Rio Tinto, Ltd.	11,461	1,128,014

		2,144,152

Metal-Iron — 0.0%
Vale SA	11,119	232,190

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	8,298	941,298

Multimedia — 0.3%
Walt Disney Co.†	31,614	5,564,696

Networking Products — 0.2%
Cisco Systems, Inc.	30,547	1,691,388
Telefonaktiebolaget LM Ericsson, Class B	225,953	2,605,182

		4,296,570

Non-Ferrous Metals — 0.2%
IGO, Ltd.	388,860	2,681,830
NAC Kazatomprom JSC GDR	2,532	63,092

		2,744,922

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	7,428	879,178
Waste Connections, Inc.	5,126	649,413

		1,528,591

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	4,413	929,731

Oil Companies-Exploration & Production — 0.2%
Aker BP ASA	1,817	49,087
ConocoPhillips	25,491	1,429,026
Devon Energy Corp.	8,415	217,444
EOG Resources, Inc.	11,606	845,613
Hess Corp.	774	59,165
Lundin Energy AB	2,445	76,207
Magnolia Oil & Gas Corp., Class A†	3,151	44,114
Parex Resources, Inc.†	2,280	37,464
Pioneer Natural Resources Co.	768	111,644
Venture Global LNG, Inc., Series C†(1)(2)	3	13,770

		2,883,534

Oil Companies-Integrated — 0.5%
Chevron Corp.	8,801	896,030
Equinor ASA	123,637	2,418,698
Exxon Mobil Corp.	12,869	740,868
Galp Energia SGPS SA	11,154	108,913

492

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Integrated (continued)
Royal Dutch Shell PLC, Class B ADR	28,062	$1,109,852
TotalEnergies SE ADR	13,796	601,920
TotalEnergies SE	66,429	2,896,666

		8,772,947

Oil Refining & Marketing — 0.1%
DCC PLC	15,827	1,325,082
Marathon Petroleum Corp.	5,624	310,557

		1,635,639

Oil-Field Services — 0.0%
ChampionX Corp.†	2,239	52,035
Halliburton Co.	31,118	643,520

		695,555

Optical Supplies — 0.1%
EssilorLuxottica SA	9,779	1,845,842

Paper & Related Products — 0.4%
International Paper Co.	79,439	4,588,397
Mondi PLC	4,429	122,796
Stora Enso Oyj, Class R	86,860	1,718,115
Svenska Cellulosa AB SCA, Class B	3,168	58,937
UPM-Kymmene Oyj	2,884	117,922

		6,606,167

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	2,328	160,795

Pharmacy Services — 0.1%
Cigna Corp.	6,313	1,448,770
CVS Health Corp.	6,747	555,683

		2,004,453

Photo Equipment & Supplies — 0.0%
Largan Precision Co., Ltd.	7,000	735,687

Pipelines — 0.0%
DT Midstream, Inc.†	164	6,953
Enbridge, Inc.	983	38,681
TC Energy Corp.	1,786	87,032

		132,666

Platinum — 0.0%
Impala Platinum Holdings, Ltd.	4,121	74,267
Northam Platinum, Ltd.†	1,786	28,168

		102,435

Poultry — 0.0%
Sanderson Farms, Inc.	290	54,184

Power Converter/Supply Equipment — 0.2%
ABB, Ltd.	79,095	2,891,635
Generac Holdings, Inc.†	1,153	483,522
Schneider Electric SE	4,382	734,266

		4,109,423

Precious Metals — 0.0%
Polymetal International PLC	1,806	39,260
Polymetal International PLC†	3,699	80,606
Wheaton Precious Metals Corp.	1,367	63,146

		183,012

Security Description	Shares	Value (Note 2)
Private Equity — 0.1%
Bridgepoint Group, Ltd.†*	139,643	$941,404
KKR & Co., Inc., Class A	6,257	398,946

		1,340,350

Real Estate Investment Trusts — 1.7%
Acadia Realty Trust	12,112	259,197
Agree Realty Corp.	72	5,411
Alexandria Real Estate Equities, Inc.	7,467	1,503,406
American Campus Communities, Inc.	4,483	225,540
American Tower Corp.	3,492	987,538
Apartment Income REIT Corp.	4,853	255,462
Apple Hospitality REIT, Inc.	13,248	198,058
AvalonBay Communities, Inc.	4,431	1,009,515
Camden Property Trust	16,431	2,454,627
Canadian Apartment Properties REIT	1,380	68,967
CapitaLand Integrated Commercial Trust	46,000	72,988
CubeSmart	7,202	357,651
CyrusOne, Inc.	374	26,655
Daiwa Office Investment Corp.	9	64,874
Derwent London PLC	2,377	120,085
Digital Realty Trust, Inc.	482	74,305
Douglas Emmett, Inc.	7,525	251,335
EastGroup Properties, Inc.	956	168,466
EPR Properties	273	13,732
Equinix, Inc.	2,639	2,165,062
Equity LifeStyle Properties, Inc.	16,211	1,358,482
Equity Residential	9,101	765,667
Essential Properties Realty Trust, Inc.	780	23,244
Essex Property Trust, Inc.	1,249	409,797
Federal Realty Investment Trust	679	79,803
Gecina SA	248	39,370
Goodman Group	6,036	100,468
Great Portland Estates PLC	139,533	1,479,218
Healthcare Realty Trust, Inc.	4,541	144,767
Healthcare Trust of America, Inc., Class A	4,329	123,766
Highwoods Properties, Inc.	1,349	64,334
Hoshino Resorts REIT, Inc.	7	44,515
Host Hotels & Resorts, Inc.†	1,605	25,568
Industrial & Infrastructure Fund Investment Corp.†	41	79,193
Inmobiliaria Colonial Socimi SA	6,503	69,330
Innovative Industrial Properties, Inc.	11	2,365
Japan Metropolitan Fund Investment Corp.	68	71,170
JBG SMITH Properties	1,113	36,317
Kilroy Realty Corp.	3,052	211,412
Lexington Realty Trust	452	5,944
Mapletree Industrial Trust	25,486	56,405
Mitsui Fudosan Logistics Park, Inc.	13	72,795
National Retail Properties, Inc.	525	25,657
Pebblebrook Hotel Trust	7,989	179,673
Prologis, Inc.	57,328	7,340,277
PS Business Parks, Inc.	1,055	162,122
Public Storage	1,578	493,093
Rayonier, Inc.	474	17,874
Realty Income Corp.	1,095	76,967
Regency Centers Corp.	3,929	256,996

493

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Rexford Industrial Realty, Inc.	3,104	$190,958
SBA Communications Corp.	410	139,806
Scentre Group	505,366	968,647
Simon Property Group, Inc.	2,455	310,607
SL Green Realty Corp.	1,909	142,144
Spirit Realty Capital, Inc.	262	13,158
STORE Capital Corp.	1,218	44,079
Summit Industrial Income REIT	8,770	133,349
Sun Communities, Inc.	593	116,293
Sunstone Hotel Investors, Inc.†	10,689	123,351
Terreno Realty Corp.	3,412	233,244
UNITE Group PLC	7,138	114,795
Urban Edge Properties	747	14,193
VEREIT, Inc.	1,117	54,699
Welltower, Inc.	45,031	3,911,393
Weyerhaeuser Co.	8,182	275,979
WP Carey, Inc.	1,641	132,412

		31,018,570

Real Estate Management/Services — 0.0%
China Resources Mixc Lifestyle Services, Ltd.*	1,400	8,485
Fabege AB	4,279	74,247

		82,732

Real Estate Operations & Development — 0.2%
CapitaLand, Ltd.	19,000	56,538
CTP BV†*	3,191	64,336
Heiwa Real Estate Co., Ltd.†	1,400	50,546
Hongkong Land Holdings, Ltd.	10,000	45,401
Howard Hughes Corp.†	1,308	121,265
Kojamo Oyj	4,710	115,984
LEG Immobilien SE	574	90,823
Mitsui Fudosan Co., Ltd.	108,600	2,542,959
PSP Swiss Property AG	260	35,219
Shurgard Self Storage SA	1,240	66,462
Sun Hung Kai Properties, Ltd.	10,500	150,477
Tokyo Tatemono Co., Ltd.	2,900	43,619
Wharf Real Estate Investment Co., Ltd.	12,000	67,804

		3,451,433

Rental Auto/Equipment — 0.3%
Ashtead Group PLC	32,998	2,471,961
Element Fleet Management Corp.	172,273	1,971,833
United Rentals, Inc.†	1,600	527,280

		4,971,074

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.†	1,630	497,476

Retail-Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	1,757	588,244
Lululemon Athletica, Inc.†	5,113	2,046,069
Moncler SpA	28,676	1,974,710
Next PLC†	15,186	1,662,498
Ross Stores, Inc.	20,807	2,552,811
Zalando SE†*	20,910	2,325,898

		11,150,230

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	780	1,266,385
O’Reilly Automotive, Inc.†	999	603,236

		1,869,621

Security Description	Shares	Value (Note 2)
Retail-Automobile — 0.2%
CarMax, Inc.†	1,032	$138,237
Carvana Co.†	8,811	2,974,241

		3,112,478

Retail-Building Products — 0.4%
Home Depot, Inc.	13,018	4,272,378
Kingfisher PLC	462,764	2,368,896
Lowe’s Cos., Inc.	4,464	860,168

		7,501,442

Retail-Discount — 0.3%
Costco Wholesale Corp.	2,992	1,285,722
Dollar General Corp.	8,848	2,058,399
Dollar Tree, Inc.†	5,743	573,094
Walmart, Inc.	7,486	1,067,129

		4,984,344

Retail-Drug Store — 0.1%
Welcia Holdings Co., Ltd.	23,500	800,371

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	37,699	2,594,068

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	779	261,588

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	1,333	2,483,966
McDonald’s Corp.	6,152	1,493,152
Starbucks Corp.	36,256	4,402,566
Yum! Brands, Inc.	28,990	3,808,996

		12,188,680

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	41,200	554,138

Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	15,689	2,626,652
Maxim Integrated Products, Inc.	2,224	222,200
NXP Semiconductors NV	24,004	4,954,185
QUALCOMM, Inc.	22,745	3,407,201
Renesas Electronics Corp.†	79,200	857,729
Taiwan Semiconductor Manufacturing Co., Ltd.	305,000	6,350,878
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,537	529,196

		18,948,041

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	37,702	5,275,641
ASML Holding NV(NASDAQ)	4,887	3,747,058
ASML Holding NV (XAMS)	6,654	5,059,694
Entegris, Inc.	498	60,079
KLA Corp.	4,235	1,474,458
Lam Research Corp.	189	120,470
Tokyo Electron, Ltd.	4,600	1,895,270

		17,632,670

Silver Mining — 0.0%
MAG Silver Corp.†	5,948	118,246
Pan American Silver Corp.	1,788	50,189

		168,435

Specified Purpose Acquisitions — 0.0%
Bluescape Opportunities Acquisition Corp.†	2,028	21,050
Gores Holdings V, Inc. (PIPE Shares)†(2)	1,288	11,580

		32,630

494

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Steel Pipe & Tube — 0.0%
Tenaris SA	3,827	$39,138
Valmont Industries, Inc.	193	45,731

		84,869

Steel-Producers — 0.1%
Nippon Steel Corp.	5,400	94,388
Nucor Corp.	1,446	150,413
Reliance Steel & Aluminum Co.	2,493	391,775
Steel Dynamics, Inc.	3,736	240,785

		877,361

Telephone-Integrated — 0.5%
AT&T, Inc.	34,269	961,246
KT Corp.	31,155	916,647
Nippon Telegraph & Telephone Corp.	181,800	4,657,933
SoftBank Group Corp.	16,600	1,043,231
Telecom Italia SpA (RSP)	1,356,866	633,697
Verizon Communications, Inc.	13,908	775,788

		8,988,542

Tobacco — 0.1%
Altria Group, Inc.	12,496	600,308
Philip Morris International, Inc.	12,382	1,239,314

		1,839,622

Tools-Hand Held — 0.0%
Snap-on, Inc.	836	182,231

Transport-Rail — 0.4%
Canadian Pacific Railway, Ltd.	4,181	310,732
Central Japan Railway Co.	8,800	1,285,487
CSX Corp.	61,214	1,978,436
Norfolk Southern Corp.	12,917	3,330,390
Union Pacific Corp.	4,509	986,389

		7,891,434

Transport-Services — 0.4%
FedEx Corp.	8,997	2,518,710
United Parcel Service, Inc., Class B	19,699	3,769,601

		6,288,311

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	73,939	2,696,555

Web Hosting/Design — 0.0%
VeriSign, Inc.†	2,400	519,288

Web Portals/ISP — 3.0%
Alphabet, Inc., Class A†	2,844	7,663,243
Alphabet, Inc., Class C†	16,020	43,324,809
NAVER Corp.	4,963	1,873,988
Z Holdings Corp.	201,900	1,011,173

		53,873,213

Wire & Cable Products — 0.1%
Prysmian SpA	51,803	1,858,723

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,472	553,530

Total Common Stocks (cost $733,260,291)		1,022,287,293

Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES — 0.2%
Auto-Cars/Light Trucks — 0.1%
Rivian Automotive, Inc. Series F.†(1)(2)	13,955	$991,224

Decision Support Software — 0.0%
Databricks, Inc. Series G.†(1)(2)	402	71,302

E-Commerce/Services — 0.0%
Farmer’s Business Network, Inc., Series C†(1)(2)	563	18,556

Electric-Integrated — 0.1%
AES Corp.	4,852	491,896
NextEra Energy, Inc.	1,994	102,372
Southern Co. 6.75%	6,894	357,454

		951,722

Enterprise Software/Service — 0.0%
Gusto, Inc. Series E† (1)(2)	3,216	97,751

Total Convertible Preferred Securities (cost $1,595,916)		2,130,555

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.1%
Ladenburg Thalmann Financial Services, Inc. 6.50%	21,976	416,225

Pipelines — 0.0%
Crestwood Equity Partners LP 9.25%	41,740	398,200

Total Preferred Securities (cost $750,399)		814,425

ASSET BACKED SECURITIES — 2.0%
Diversified Financial Services — 2.0%
American Express Credit Account Master Trust FRS Series 2017-5, Class B 0.67% (1 ML+0.58%) due 02/18/2025	$320,000	321,035
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(4)	754,609	754,527
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(4)	589,380	589,283
Angel Oak Mtg. Trust VRS Series 2021-1, Class A2 1.12% due 01/25/2066*(3)(4)	242,104	241,682
Angel Oak Mtg. Trust VRS Series 2020-6, Class A2 1.52% due 05/25/2065*(3)(4)	206,923	208,053
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 1.02% (1 ML+0.93%) due 12/15/2036*(5)	680,000	679,987
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	454,271

495

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BFLD Trust FRS Series 2019-DPLO, Class C 1.63% (1 ML+1.54%) due 10/15/2034*(5)	$650,000	$650,000
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(5)	280,000	291,980
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(3)(5)	520,000	575,348
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(3)(5)	345,000	375,299
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 0.99% (3 ML+0.86%) due 10/25/2027*(6)	538,431	536,752
CIFC Funding, Ltd. FRS Series 2021-3A, Class A 1.29% (3 ML+1.14%) due 07/15/2036*(6)	405,000	404,896
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(5)	250,000	275,505
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(5)	50,000	55,240
Citigroup Mtg. Loan Trust, Inc. VRS Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)(4)	545,599	555,349
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	13,299	13,315
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	800,000	829,540
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(4)	141,335	141,623
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(5)	645,000	672,788
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(5)	345,000	379,133
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(5)	250,000	274,535
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(5)	165,000	181,374
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(5)	245,000	263,594
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(3)(4)	197,132	196,938
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	385,125	416,998

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Dryden 77 CLO, Ltd. FRS Series 2020-77A, Class AR 1.25% (3 ML+1.12%) due 05/20/2034*(6)	$570,000	$569,852
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	70,038	72,103
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(3)(4)	262,403	263,172
Ellington Financial Mtg. Trust VRS Series 2019-2, Class A3 3.05% due 11/25/2059*(3)(4)	164,257	166,953
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	280,000	280,885
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(5)	610,000	644,771
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74% due 04/15/2033*	520,000	524,771
Galton Funding Mtg. Trust VRS Series 2020-H1, Class A1 2.31% due 01/25/2060*(3)(4)	177,500	180,528
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(3)(4)	79,351	80,435
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	71,758	72,083
Great Wolf Trust FRS Series 2019-WOLF, Class D 2.03% (1 ML+1.93%) due 12/15/2036*(5)	310,000	308,928
GS Mtg. Securities Trust VRS Series 2016-PJ5, Class A8 2.50% due 10/25/2051*(3)(4)	885,472	909,718
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 2.99% due 10/25/2050*(3)(4)	327,701	334,532
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(5)	25,000	27,533
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(3)(5)	275,000	314,999
Hardee’s Funding LLC Series 2018-1A, Class A2II 4.96% due 06/20/2048*	554,325	594,336
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(3)(4)	80,820	81,588
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A3 3.03% due 11/25/2059*(3)(4)	253,564	258,669
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(5)	50,000	53,744
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 0.92% (1 ML+0.83%) due 08/25/2050*(4)	93,785	94,390

496

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMorgan Mtg. Trust VRS Series 2020-INV2, Class A3 3.00% due 10/25/2050*(3)(4)	$496,920	$509,440
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(4)	195,891	199,895
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(4)	156,308	159,662
Magnetite CLO XXIII, Ltd. FRS Series 2019-23A, Class A 1.43% (3 ML+1.30%) due 10/25/2032*(6)	615,000	614,846
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class B 1.19% (1 ML+1.10%) due 04/15/2038*(5)	1,045,000	1,047,615
MHC Trust FRS Series 2021-MHC2, Class D 1.59% (1 ML+1.50%) due 05/15/2023*(5)	440,000	440,528
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(3)	9,445	9,487
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(3)	66,560	67,446
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(3)	223,962	229,071
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	6,380	6,388
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(5)	110,000	117,721
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(5)	250,000	275,070
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(5)	115,000	124,071
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(5)	410,000	453,055
MVW LLC Series 2019-2A, Class A 2.22% due 10/20/2038*	166,086	169,623
Navient Private Education Refi Loan Trust Series 2021-A, Class A 0.84% due 05/15/2069*	223,523	223,369
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	531,404	543,059
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	451,317	460,304

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13% due 02/15/2068*	$489,257	$500,468
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.68% (1 ML+1.59%) due 04/15/2032*(5)	915,000	905,858
New Residential Mtg. Loan Trust VRS Series 2019-NQM5, Class A1 2.71% due 11/25/2059*(3)(4)	390,085	395,925
OBX Trust FRS Series 2020-EXP1, Class 2A2 1.04% (1 ML+0.95%) due 02/25/2060*(4)	90,397	90,060
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.19% (1 ML+1.10%) due 10/25/2059*(4)	91,702	93,085
OBX Trust VRS Series 2020-EXP2, Class A8 3.00% due 05/25/2060*(3)(4)	333,454	340,066
OBX Trust VRS Series 2019-EXP3, Class 1A9 3.50% due 10/25/2059*(3)(4)	141,150	143,584
OBX Trust VRS Series 2020-EXP1, Class 1A8 3.50% due 02/25/2060*(3)(4)	234,148	240,838
OZLM, Ltd. FRS Series 2014-8A, Class A1RR 1.30% (3 ML+1.17%) due 10/17/2029*(6)	590,354	590,555
Palmer Square CLO, Ltd. FRS Series 2021-2A, Class A 1.26% (3 ML+1.15%) due 07/15/2034*(6)	490,000	489,875
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	957,913	961,371
PSMC Trust VRS Series 2021-2, Class A3 2.50% due 05/25/2051*(3)(4)	759,114	783,697
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	162,549	163,005
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(3)(4)	141,508	143,246
ServiceMaster Funding LLC Series 2021-1, Class A2I 2.87% due 07/30/2051*	485,000	485,772
SFO Commercial Mtg. Trust FRS Series 2021-555, Class B 1.59% (1 ML+1.50%) due 05/15/2038*(5)	460,000	461,429
SG Residential Mtg. Trust VRS Series 2019-3, Class A1 2.70% due 09/25/2059*(3)(4)	92,011	92,426
SLM Student Loan Trust FRS Series 2007-7, Class A4 0.46% (3 ML+0.33%) due 01/25/2022	571,225	559,439

497

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SLM Student Loan Trust FRS Series 2010-1, Class A 0.49% (1 ML+0.40%) due 03/25/2025	$208,894	$205,466
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.07% due 01/15/2053*	963,122	957,620
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	68,133	70,012
Starwood Mtg. Residential Trust VRS Series 2020-INV1, Class A1 1.03% due 11/25/2055*(3)(4)	298,790	298,849
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A2 1.17% due 05/25/2065*(3)(4)	242,082	242,130
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	40,147	40,640
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(4)	227,241	230,292
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	283,050
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(3)	13,654	13,699
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(3)	3,147	3,150
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	13,468	13,577
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	68,242	69,263
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	589,448	606,010
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(3)	148,550	151,329
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(3)	331,658	338,948
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(3)	98,033	100,618
Verus Securitization Trust VRS Series 2021-1, Class A1 0.82% due 01/25/2066*(3)(4)	327,657	327,305
Verus Securitization Trust Series 2019-4, Class A1 2.64% due 11/25/2059*(4)	363,706	370,535
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(4)	164,583	166,074
Wells Fargo Mtg. Backed Securities Trust VRS Series 2021-RR1, Class A1 2.50% due 12/25/2050*(3)(4)	485,638	496,565

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	$25,000	$26,888
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	714,828
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(5)	640,000	704,428

Total Asset Backed Securities (cost $35,190,258)		35,695,660

U.S. CORPORATE BONDS & NOTES — 9.6%
Advertising Agencies — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.60% due 04/15/2026	40,000	44,425
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	75,000	81,783

		126,208

Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.75% due 04/15/2028*	775,000	808,185
Outfront Media Capital LLC/Outfront Media Capital Corp. Senior Notes 4.25% due 01/15/2029*	765,000	768,825

		1,577,010

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	444,303
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	255,788
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	665,000	708,359

		1,408,450

Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 4.60% due 06/15/2028	785,000	759,488

Agricultural Chemicals — 0.1%
CVR Partners LP/CVR Nitrogen Finance Corp. Senior Sec. Notes 6.13% due 06/15/2028*	800,000	832,184

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	643,185	661,227

498

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	$104,152	$105,932
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	348,419	344,168
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	289,134	284,534
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	295,000	368,750
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	300,000	306,000
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	317,843	323,781
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	149,898	153,609
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	332,820	361,145

		2,909,146

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	150,000	161,500
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	180,000	194,861
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	837,564

		1,193,925

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	295,000	309,750
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	490,000	517,563
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	330,000	373,639
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	603,619
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	833,288

Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	$455,000	$492,437
Volkswagen Group of America Finance LLC Company Guar. Notes 4.00% due 11/12/2021*	805,000	813,299

		3,943,595

Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	805,000	793,931
Wheel Pros, Inc. Senior Notes 6.50% due 05/15/2029*	805,000	817,075

		1,611,006

Banks-Commercial — 0.1%
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	277,629
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	401,937
SunTrust Bank Senior Notes 3.50% due 08/02/2022	840,000	840,000
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	415,000	422,672

		1,942,238

Banks-Fiduciary — 0.1%
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	1,200,000	1,229,551

Banks-Super Regional — 0.1%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	270,000	275,406
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	553,526
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	335,000	350,565
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	720,000	753,360

		1,932,857

Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	149,580
Triton Water Holdings, Inc. Senior Notes 6.25% due 04/01/2029*	820,000	821,025

		970,605

499

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	$650,000	$912,195

Broadcast Services/Program — 0.1%
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	1,065,000	1,132,883
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	895,000	946,194

		2,079,077

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	12,017
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	160,188

		172,205

Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	645,000	663,905

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,332,854
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	1,620,000	1,623,348
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	340,000	361,124
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	920,000	874,596
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	735,000	736,837
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Senior Sec. Notes 5.88% due 08/15/2027*	390,000	402,675
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	660,439

		5,991,873

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	201,439

Chemicals-Diversified — 0.1%
Polar US Borrower LLC/Schenectady International Group, Inc. Senior Notes 6.75% due 05/15/2026*	640,000	650,240

Security Description	Principal Amount	Value (Note 2)
Chemicals-Diversified (continued)
SCIH Salt Holdings, Inc. Senior Notes 6.63% due 05/01/2029*	$815,000	$806,850

		1,457,090

Coal — 0.0%
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	470,000	478,225

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	480,000	517,570

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	965,000	991,875
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	850,000	894,407

		1,886,282

Computers — 0.1%
Apple, Inc. Senior Notes 1.65% due 05/11/2030	655,000	656,330
Apple, Inc. Senior Notes 1.70% due 08/05/2031	910,000	907,559
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	291,096

		1,854,985

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	215,000	221,450
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	250,000	260,210
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	300,000	316,500

		798,160

Cosmetics & Toiletries — 0.1%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	1,605,000	1,613,025

Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	293,000	319,306
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	326,261

		645,567

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	685,000	664,292

500

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Dialysis Centers (continued)
US Renal Care, Inc. Senior Notes 10.63% due 07/15/2027*	$760,000	$825,246

		1,489,538

Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	235,000	251,286

Diversified Banking Institutions — 0.6%
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	665,000	670,860
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	405,000	419,323
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	960,000	946,412
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	861,361
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	165,612
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	396,321
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	250,000
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	503,555
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	564,960
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	200,398
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/21/2042	505,000	511,775
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	136,908
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	705,000	799,581
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	680,000	706,446
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	355,000	377,352
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	218,935
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	496,435

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	$525,000	$617,389
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	28,714
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	597,873
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	1,144,783
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	846,028
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	31,204

		11,492,225

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	870,000	966,116

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	465,000	494,056
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	414,000	462,181

		956,237

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	261,084
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	50,267
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	466,146
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	476,154

		1,253,651

E-Commerce/Services — 0.1%
Millennium Escrow Corp. Senior Sec. Notes 6.63% due 08/01/2026*	325,000	332,030
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	945,623

		1,277,653

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	425,000	451,706

501

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.3%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	$460,000	$489,304
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	210,662
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	47,924
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	43,885
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	262,266
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	187,498
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	268,872
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	572,926
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	611,424
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	453,725
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	355,020
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	445,000	432,783
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	805,000	994,764
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	400,000	435,430
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	474,695

		5,841,178

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	657,449

Electronic Components-Semiconductors — 0.1%
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	180,000	185,396
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	910,000	1,030,657
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	240,000	242,928

		1,458,981

Security Description	Principal Amount	Value (Note 2)
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	$75,000	$79,437

Enterprise Software/Service — 0.1%
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	740,000	765,900
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Notes 10.50% due 02/01/2024*	406,000	413,612

		1,179,512

Finance-Consumer Loans — 0.0%
PRA Group, Inc. Company Guar. Notes 7.38% due 09/01/2025*	290,000	312,475

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.70% due 11/05/2021	425,000	427,532
Capital One Financial Corp. Senior Notes 3.65% due 05/11/2027	815,000	914,414
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	656,576
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	397,013
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	755,042
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	112,364

		3,262,941

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	581,800

Gambling (Non-Hotel) — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	575,000	579,690

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	689,357
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	495,329

		1,184,686

Golf — 0.0%
MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	800,000	788,000

502

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Industrial Gases — 0.0%
Air Products & Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	$50,000	$51,394

Insurance Brokers — 0.1%
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	650,000	661,375
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	235,000	242,120
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	114,762
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	424,200
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	500,616

		1,943,073

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	641,391
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	245,000	248,660
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	898,859
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	717,309
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	407,366
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	320,000	362,643
Protective Life Global Funding Sec. Notes 1.08% due 06/09/2023*	255,000	258,288
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,228,331
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	612,497

		5,375,344

Insurance-Multi-line — 0.0%
Metropolitan Life Global Funding I Sec. Notes 3.45% due 10/09/2021*	610,000	613,651

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	122,644

Security Description	Principal Amount	Value (Note 2)
Insurance-Mutual (continued)
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	$510,000	$640,445
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	200,000	203,018

		966,107

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	96,362
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	207,282

		303,644

Investment Management/Advisor Services — 0.0%
AG Merger Sub II, Inc. Senior Notes 10.75% due 08/01/2027*	290,000	320,093
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	308,085

		628,178

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	630,000	631,792

Machinery-General Industrial — 0.0%
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	437,387

Machinery-Pumps — 0.1%
Granite US Holdings Corp. Company Guar. Notes 11.00% due 10/01/2027*	750,000	833,512

Machinery-Thermal Process — 0.1%
GrafTech Finance, Inc. Senior Sec. Notes 4.63% due 12/15/2028*	810,000	831,263

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	1,100,000	1,141,256
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	795,000	887,226
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	22,000	29,512

		2,057,994

Medical Products — 0.0%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	220,997
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	519,334

		740,331

503

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.1%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	$1,045,000	$1,063,705
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	51,355
HCRX Investments Holdco LP Senior Notes 4.50% due 08/01/2029*	385,000	392,700

		1,507,760

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	570,000	617,629
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	109,009
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	452,939
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	61,359
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	540,000	683,665
Bristol-Myers Squibb Co. Senior Notes 3.55% due 08/15/2022	570,000	589,114
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	33,000	36,743
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	300,000	386,872
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	980,000	991,969

		3,929,299

Medical-HMO — 0.1%
Humana, Inc. Senior Notes 2.15% due 02/03/2032	350,000	351,107
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	475,000	486,568
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	880,000	913,687
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	102,285

		1,853,647

Medical-Hospitals — 0.5%
Banner Health Notes 1.90% due 01/01/2031	215,000	216,476
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	123,532

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
Centra Health, Inc. Notes 4.70% due 01/01/2048	$900,000	$1,102,566
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 04/01/2028*	345,000	341,081
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	295,000	310,720
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	240,000	253,519
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	575,000	655,713
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	610,000	611,525
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	305,000	346,611
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	580,302
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,641,608
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	506,721
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	560,000	596,400
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	225,000	257,625
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	926,133

		8,470,532

Medical-Outpatient/Home Medical — 0.1%
Air Methods Corp Senior Notes 8.00% due 05/15/2025*	1,136,000	1,070,680

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	475,000	524,456
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	305,000	337,128

		861,584

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	298,895

504

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.6%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. Senior Notes 5.88% due 06/30/2029*	$490,000	$482,650
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Company Guar. Notes 7.00% due 11/01/2026*	200,000	206,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	415,000	448,345
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	16,298
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	965,000	1,103,956
CNX Resources Corp. Company Guar. Notes 6.00% due 01/15/2029*	365,000	386,444
CNX Resources Corp. Company Guar. Notes 7.25% due 03/14/2027*	630,000	672,651
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	760,000	790,400
ConocoPhillips Company Guar. Notes 3.75% due 10/01/2027*	155,000	176,379
Diamondback Energy, Inc. Company Guar. Notes 2.88% due 12/01/2024	795,000	837,124
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	415,000	465,857
Gulfport Energy Operating Corp. Company Guar. Notes 8.00% due 05/17/2026*	645,000	687,228
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	206,699
Moss Creek Resources Holdings, Inc. Company Guar. Notes 7.50% due 01/15/2026*	585,000	523,575
Moss Creek Resources Holdings, Inc. Company Guar. Notes 10.50% due 05/15/2027*	380,000	364,800
Occidental Petroleum Corp Senior Notes 8.50% due 07/15/2027	335,000	417,876
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	421,812
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	230,000	271,710
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	416,000	484,640
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	170,000	205,607

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	$205,000	$250,100
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	315,000	325,420
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	235,000	233,632
SM Energy Co. Senior Notes 5.63% due 06/01/2025	430,000	421,383
SM Energy Co. Senior Notes 6.63% due 01/15/2027	400,000	399,000

		10,800,086

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	890,000	880,439
Chevron Corp. Senior Notes 2.00% due 05/11/2027	390,000	407,181

		1,287,620

Oil Refining & Marketing — 0.1%
Citgo Holding, Inc. Senior Sec. Notes 9.25% due 08/01/2024*	775,000	773,063
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	945,000	1,001,814

		1,774,877

Oil-Field Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	700,000	740,152

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	215,572
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	640,901

		856,473

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	500,000	523,110
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	390,000	414,183
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	280,000	276,639
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	615,354

505

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	$565,000	$752,095

		2,581,381

Pipelines — 0.5%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	96,461
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	185,000	200,967
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	155,000	175,311
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	705,000	760,519
Energy Transfer LP Senior Notes 3.75% due 05/15/2030	235,000	256,125
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	385,000	458,402
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	780,000	834,038
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	51,682
MPLX LP FRS Senior Notes 1.22% (3 ML+1.10%) due 09/09/2022	505,000	505,327
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	765,000	786,037
NGL Energy Partners LP/NGL Energy Finance Corp. Company Guar. Notes 7.50% due 11/01/2023	335,000	319,088
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	691,356
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	185,000	216,154
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	201,953
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	615,000	634,988
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 12/31/2030*	320,000	336,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	730,000	792,962

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	$425,000	$455,579
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	180,000	195,286
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	405,000	507,009

		8,475,244

Printing-Commercial — 0.0%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029	660,000	721,050

Radio — 0.1%
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	455,000	464,050
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	740,000	791,800

		1,255,850

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,129,698
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	50,558
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	399,597
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	246,765
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	310,114
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	129,385
Brookfield Property REIT, Inc. Senior Sec. Notes 5.75% due 05/15/2026*	785,000	814,437
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	360,000	360,595
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	166,280
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	396,707
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	182,777
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	220,000	228,341
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	692,681

506

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	$35,000	$36,241
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	288,877
Hospitality Properties Trust Senior Notes 3.95% due 01/15/2028	807,000	756,562
Hospitality Properties Trust Senior Notes 4.95% due 02/15/2027	420,000	412,650
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	375,722
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	16,764
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	285,970
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	156,325
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	345,000	359,840
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	294,900
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	540,000	586,508
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	393,121

		9,071,415

Resort/Theme Parks — 0.0%
SeaWorld Parks & Entertainment, Inc. Sec. Notes 9.50% due 08/01/2025*	680,000	734,400

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc. Senior Notes 7.88% due 05/01/2029*	780,000	809,250

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	54,611
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	486,359

		540,970

Retail-Building Products — 0.1%
White Cap Parent LLC Senior Notes 8.25% due 03/15/2026*	795,000	818,850

Security Description	Principal Amount	Value (Note 2)
Retail-Drug Store — 0.1%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	$1,000,000	$1,002,200

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	128,700
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	81,281

		209,981

Retail-Major Department Stores — 0.0%
TJX Cos., Inc. Senior Notes 1.60% due 05/15/2031	250,000	245,607

Retail-Misc./Diversified — 0.0%
LSF9 Atlantis Holdings LLC/Victra Finance Corp. Senior Sec. Notes 7.75% due 02/15/2026*	770,000	804,650

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Notes 10.75% due 04/15/2027*	395,000	383,150

Retail-Regional Department Stores — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 04/01/2026*	805,000	859,321

Retail-Restaurants — 0.1%
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	325,000	315,239
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	680,000	698,700

		1,013,939

Schools — 0.1%
Adtalem Global Education, Inc. Senior Sec. Notes 5.50% due 03/01/2028*	675,000	691,031
George Washington University Notes 3.55% due 09/15/2046	45,000	51,057
Northwestern University Bonds 2.64% due 12/01/2050	450,000	464,856

		1,206,944

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	870,000	899,095
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	337,000	372,486

		1,271,581

507

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Software Tools — 0.1%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	$920,000	$922,939

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	310,000	328,028
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	685,991

		1,014,019

Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	536,000	586,030

Telecom Services — 0.0%
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	80,000	85,200
Frontier Communications Holdings LLC Sec. Notes 5.88% due 11/01/2029	405,000	414,113

		499,313

Telecommunication Equipment — 0.0%
Avaya, Inc. Senior Sec. Notes 6.13% due 09/15/2028*	710,000	759,700

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	470,000	468,011
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	1,735,000	1,841,075
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	345,000	401,102
Consolidated Communications, Inc. Senior Sec. Notes 6.50% due 10/01/2028*	775,000	833,885
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	930,000	903,383
Level 3 Financing, Inc. Company Guar. Notes 4.25% due 07/01/2028*	215,000	218,897
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	824,000	795,954
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	710,000	694,267
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	888,093

		7,044,667

Television — 0.1%
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	960,000	930,000

Security Description	Principal Amount	Value (Note 2)
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	$140,000	$146,547

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	485,000	515,777

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	407,145
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	664,870

		1,072,015

Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	480,000	513,768
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	365,000	395,674
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	255,000	324,586

		1,234,028

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 4.91% due 08/27/2021	120,000	120,216

Wireless Equipment — 0.0%
ViaSat, Inc. Senior Notes 6.50% due 07/15/2028*	575,000	608,781

Total U.S. Corporate Bonds & Notes (cost $160,634,011)		170,097,512

U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Rivian Automotive, Inc. Promissory Notes 0.00% due 07/23/2026 (cost $619,218)	619,218	619,218

FOREIGN CORPORATE BONDS & NOTES — 2.8%
Advertising Sales — 0.0%
Clear Channel International BV Senior Sec. Notes 6.63% due 08/01/2025*	340,000	356,575

Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	108,974

Aerospace/Defense-Equipment — 0.1%
Rolls-Royce PLC Company Guar. Notes 5.75% due 10/15/2027*	730,000	796,612

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	124,320

508

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.1%
Aston Martin Capital Holdings, Ltd. Senior Sec. Notes 10.50% due 11/30/2025*	$755,000	$838,050
Jaguar Land Rover Automotive PLC Company Guar. Notes 5.50% due 07/15/2029*	845,000	845,059

		1,683,109

Auto/Truck Parts & Equipment-Original — 0.0%
Toyota Industries Corp. Senior Notes 3.11% due 03/12/2022*	725,000	736,044

Banks-Commercial — 0.4%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	562,197
Banco Santander Chile Senior Notes 2.70% due 01/10/2025*	409,000	427,405
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	355,000	400,263
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	255,469
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	332,784
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	455,785
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	476,000	507,594
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	270,121
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,130,676
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	425,176
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	207,781
Nordea Bank Abp Senior Notes 1.00% due 06/09/2023*	265,000	268,251
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	700,000	715,352
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	445,062
Santander UK PLC Senior Notes 3.75% due 11/15/2021	420,000	424,152
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	796,907

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	$55,000	$61,372

		7,686,347

Banks-Money Center — 0.0%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	651,900

Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 1.38% due 09/29/2025	265,000	269,959

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	56,137

Cable/Satellite TV — 0.0%
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*	300,000	320,097

Casino Hotels — 0.1%
Studio City Finance, Ltd. Company Guar. Notes 5.00% due 01/15/2029*	785,000	773,374

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	850,000	901,221

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	441,905

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	850,000	891,323

Containers-Metal/Glass — 0.0%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*	670,000	706,783

Cruise Lines — 0.1%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	785,000	794,322

Diversified Banking Institutions — 0.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	623,807
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	218,508
Barclays PLC Senior Notes 2.85% due 05/07/2026	830,000	880,409
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	319,473

509

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	$435,000	$449,951
Credit Agricole SA FRS Senior Notes 1.55% (3 ML+1.43%) due 01/10/2022*	275,000	276,647
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	633,508
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	660,000	688,081
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	330,164
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	385,000	405,245
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	330,789
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	565,609
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	800,000	834,305
Natwest Group PLC Senior Notes 4.52% due 06/25/2024	900,000	963,592
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	465,000	481,175
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,314,728
UBS Group AG Senior Notes 1.36% due 01/30/2027*	340,000	338,848
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	335,000	343,253

		9,998,092

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	500,664
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	537,076

		1,037,740

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	115,000	124,231

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	$150,000	$153,188
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	782,815
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	163,155
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	160,000	187,269
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	176,285
VistaJet Malta Finance PLC/XO Management Holding, Inc. Senior Notes SR UNSECURED 10.50% due 06/01/2024*	1,633,000	1,773,112

		3,235,824

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	485,298

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	1,620,000	1,644,300

Gas-Transportation — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	274,829
Rockpoint Gas Storage Canada, Ltd. Senior Sec. Notes 7.00% due 03/31/2023*	780,000	793,650

		1,068,479

Gold Mining — 0.1%
IAMGOLD Corp Company Guar. Notes 5.75% due 10/15/2028*	740,000	760,350
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	38,996
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	460,193
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,027

		524,216

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	1,055,000	1,184,962

510

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Internet Content-Entertainment — 0.0%
Weibo Corp. Senior Notes 3.50% due 07/05/2024	$430,000	$449,208

Internet Content-Information/News — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	273,304

Internet Financial Services — 0.0%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028	650,000	672,750

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	449,561
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	365,922
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	415,000	418,287

		1,233,770

Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 3.15% due 06/15/2030	815,000	852,153
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	165,000	165,619

		1,017,772

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	332,040

Miscellaneous Manufacturing — 0.0%
Bombardier, Inc. Senior Notes 6.00% due 10/15/2022*	375,000	375,450

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	32,836

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 01/15/2031*	200,000	218,062

Oil & Gas Drilling — 0.0%
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	464,000	458,200

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	801,351
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	109,820

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	$470,000	$509,588
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	475,000	539,002

		1,959,761

Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	272,419
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	50,048
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	225,000	241,132

		563,599

Oil-Field Services — 0.0%
Transocean Proteus, Ltd. Senior Sec. Notes 6.25% due 12/01/2024*	374,000	370,260

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	218,000

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	96,040
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	130,621
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	17,310

		243,971

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	465,000	476,925
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	98,866

		575,791

Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	685,000	701,269

Satellite Telecom — 0.1%
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,063,000	876,975

Telecom Services — 0.1%
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	875,000	892,062

511

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	$200,000	$212,840
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	212,232

		425,072

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	367,500

Web Portals/ISP — 0.0%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	652,828

Total Foreign Corporate Bonds & Notes (cost $47,998,774)		50,272,974

U.S. GOVERNMENT AGENCIES — 6.7%
Federal Home Loan Mtg. Corp. — 0.5%
2.00% due 01/01/2036	1,175,021	1,222,127
2.50% due 08/01/2051	438,480	458,349
2.50% due 05/01/2051	105,308	109,934
2.50% due 06/01/2051	380,138	397,961
2.50% due 07/01/2051	128,816	134,460
2.50% due 08/01/2051	357,878	373,600
3.00% due 11/01/2034	98,256	104,776
3.00% due 12/01/2046	632,120	683,631
3.00% due 04/01/2047	102,002	107,671
3.00% due 09/01/2049	148,556	160,244
3.00% due 01/01/2050	1,652,474	1,761,853
3.50% due 06/01/2033	62,515	67,049
3.50% due 09/01/2042	13,076	14,121
3.50% due 03/01/2044	59,364	64,482
3.50% due 03/01/2046	72,694	79,630
3.50% due 03/01/2048	547,383	594,519
4.00% due 09/01/2045	4,690	5,105
4.00% due 01/01/2050	822,925	877,932
4.00% due 04/01/2050	995,256	1,066,021
5.00% due 12/01/2041	123,801	137,196
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(5)	106,545	110,436
Series K068, Class A1 2.95% due 02/25/2027(5)	276,360	295,802
Federal Home Loan Mtg. Corp. REMIC Series-4977, Class IO 4.50% due 05/25/2050(4)(14)	311,084	50,489
Federal Home Loan Mtg. Corp. REMIC FRS Series 4623, Class MF 0.59% (1 ML+0.50%) due 10/15/2046(4)	33,511	33,827
Federal Home Loan Mtg. Corp. SCRT VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(3)(4)	10,473	10,477

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 0.85% (SOFR30A+0.80%) due 08/25/2033*(4)	$495,000	$495,478
Series 2020-HQA5, Class M1 1.15% (SOFR30A+1.10%) due 11/25/2050*(4)	121,867	121,967
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class M1 0.72% (SOFR30A+0.70%) due 08/25/2033*(4)	200,000	200,000
Series 2020-DNA6, Class M1 0.92% (SOFR30A+0.90%) due 12/25/2050*(4)	125,722	125,770
Series 2021-DNA3, Class M2 2.15% (SOFR30A+2.10%) due 10/25/2033*(4)	250,000	255,011

		10,119,918

Federal National Mtg. Assoc. — 2.5%
2.00% due 05/01/2036	1,468,262	1,528,694
2.50% due 11/01/2031	121,278	127,896
2.50% due 01/01/2032	205,195	216,215
2.50% due 02/01/2032	203,394	214,483
2.50% due 05/01/2032	459,624	485,869
2.50% due 11/01/2050	573,406	597,427
2.50% due 06/01/2051	394,185	412,976
2.50% due 07/01/2051	748,777	781,672
2.50% due 08/01/2051	463,225	484,721
3.00% due 01/01/2031	8,339	8,826
3.00% due 10/01/2032	666,188	708,837
3.00% due 12/01/2032	208,331	220,333
3.00% due 11/01/2033	224,041	239,127
3.00% due 02/01/2034	881,661	931,974
3.00% due 02/01/2035	98,452	104,620
3.00% due 11/01/2036	182,545	194,813
3.00% due 12/01/2036	60,151	64,318
3.00% due 10/01/2037	306,603	322,154
3.00% due 02/01/2040	1,047,365	1,120,701
3.00% due 02/01/2043	229,323	244,961
3.00% due 04/01/2043	939,838	1,010,709
3.00% due 05/01/2043	76,176	81,215
3.00% due 07/01/2043	17,542	18,800
3.00% due 08/01/2043	14,276	15,197
3.00% due 09/01/2043	84,642	91,740
3.00% due 01/01/2044	404,602	432,063
3.00% due 09/01/2046	636,525	680,784
3.00% due 10/01/2046	365,981	392,864
3.00% due 11/01/2046	2,388,234	2,560,401
3.00% due 12/01/2046	690,609	741,702
3.00% due 01/01/2047	729,326	768,504
3.00% due 06/01/2047	133,667	144,670
3.00% due 08/01/2047	565,462	609,115
3.00% due 11/01/2047	951,051	1,016,947
3.00% due 09/01/2048	471,984	499,145
3.00% due 08/01/2049	128,333	138,430
3.00% due 12/01/2049	1,524,238	1,615,362
3.00% due 07/01/2050	233,082	247,138
3.50% due 11/01/2032	147,113	158,448
3.50% due 12/01/2033	736,250	787,056

512

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 02/01/2035	$12,576	$13,567
3.50% due 06/01/2038	80,507	85,267
3.50% due 10/01/2041	14,806	16,103
3.50% due 07/01/2042	52,253	56,830
3.50% due 09/01/2042	51,067	55,461
3.50% due 10/01/2042	48,213	52,362
3.50% due 07/01/2043	13,459	14,794
3.50% due 08/01/2043	276,833	300,655
3.50% due 01/01/2044	746,160	810,341
3.50% due 07/01/2044	186,127	202,168
3.50% due 04/01/2045	150,103	161,777
3.50% due 06/01/2045	110,097	119,937
3.50% due 08/01/2045	390,151	422,650
3.50% due 11/01/2045	158,979	171,128
3.50% due 12/01/2045	288,049	310,703
3.50% due 01/01/2046	513,934	552,422
3.50% due 03/01/2046	1,129,081	1,214,819
3.50% due 04/01/2046	307,349	329,700
3.50% due 06/01/2046	848,404	925,711
3.50% due 09/01/2046	378,551	406,905
3.50% due 10/01/2046	244,732	261,878
3.50% due 02/01/2047	110,569	118,063
3.50% due 03/01/2047	152,899	163,487
3.50% due 05/01/2047	504,356	538,989
3.50% due 08/01/2047	306,266	333,085
3.50% due 12/01/2047	6,472	6,893
3.50% due 01/01/2048	309,702	335,026
3.50% due 04/01/2048	332,124	354,246
3.50% due 10/01/2049	648,565	711,402
4.00% due 12/01/2040	7,629	8,362
4.00% due 02/01/2041	356,475	393,002
4.00% due 07/01/2044	364,487	399,295
4.00% due 06/01/2045	213,464	232,610
4.00% due 07/01/2045	290,338	315,983
4.00% due 09/01/2045	283,467	310,644
4.00% due 10/01/2045	150,104	164,104
4.00% due 11/01/2045	10,779	11,716
4.00% due 12/01/2045	296,003	329,145
4.00% due 03/01/2046	66,377	72,329
4.00% due 09/01/2046	10,190	11,070
4.00% due 01/01/2047	81,997	88,489
4.00% due 02/01/2047	197,709	214,661
4.00% due 03/01/2047	499,039	538,232
4.00% due 04/01/2047	507,519	546,987
4.00% due 05/01/2047	181,584	195,482
4.00% due 08/01/2047	1,428,390	1,545,070
4.00% due 10/01/2048	183,715	198,478
4.00% due 11/01/2049	178,571	190,586
4.50% due 07/01/2040	120,493	132,706
4.50% due 01/01/2044	82,958	92,160
4.50% due 03/01/2046	640,390	706,364
4.50% due 09/01/2046	186,782	207,225
4.50% due 11/01/2046	819,512	910,515
4.50% due 05/01/2047	178,412	197,424
4.50% due 08/01/2048	52,488	56,638
4.50% due 09/01/2048	161,216	173,937
4.50% due 11/01/2048	174,843	188,989
4.50% due 12/01/2048	93,722	101,067
4.50% due 01/01/2049	458,764	494,949
4.50% due 05/01/2049	452,549	492,812
4.50% due 01/01/2050	37,480	40,544
5.00% due 10/01/2033	10,081	11,468

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.00% due 07/01/2035	$752,531	$855,349
5.00% due 05/01/2040	55,969	63,708
5.00% due 06/01/2040	59,529	67,507
5.00% due 12/01/2047	65,567	73,731
5.00% due 01/01/2049	558,891	619,993
5.50% due 10/01/2035	10,205	11,840
5.50% due 05/01/2036	32,478	37,667
5.50% due 08/01/2037	765,475	888,131
5.50% due 05/01/2044	751,316	870,391
5.50% due 01/01/2047	315,458	365,443
6.00% due 09/01/2037	46,229	54,926
6.00% due 07/01/2041	382,566	453,799

		44,002,804

Government National Mtg. Assoc. — 2.0%
2.00% due August 30 TBA	5,220,000	5,345,606
2.50% due 06/20/2051	1,475,277	1,533,634
2.50% due August 30 TBA	3,249,000	3,377,056
2.50% due September 30 TBA	5,436,000	5,639,213
3.00% due September 30 TBA	1,165,000	1,217,107
3.00% due 11/15/2042	136,777	146,146
3.00% due 03/20/2045	372,664	395,969
3.00% due 05/20/2046	143,035	151,273
3.00% due 06/20/2046	90,926	96,169
3.00% due 07/20/2046	84,084	88,979
3.00% due 08/20/2046	792,082	836,496
3.00% due 09/20/2046	315,463	333,663
3.00% due 10/20/2046	251,680	266,199
3.00% due 11/20/2046	278,786	294,877
3.00% due 09/20/2049	149,827	154,364
3.00% due 10/20/2049	204,864	210,636
3.00% due 01/20/2050	183,351	188,904
3.00% due 04/20/2050	474,987	488,403
3.00% due 04/20/2051	1,585,078	1,659,541
3.50% due August 30 TBA	1,865,000	1,958,469
3.50% due 08/20/2042	333,571	359,182
3.50% due 05/20/2043	433,888	467,067
3.50% due 10/20/2044	6,803	7,326
3.50% due 05/20/2045	7,457	8,020
3.50% due 12/20/2045	176,038	187,738
3.50% due 04/20/2046	266,669	284,051
3.50% due 05/20/2046	210,202	224,095
3.50% due 06/20/2046	98,803	105,172
3.50% due 07/20/2046	41,805	44,512
3.50% due 04/20/2047	433,747	459,669
3.50% due 02/20/2048	1,696,104	1,822,456
3.50% due 04/20/2048	72,453	77,770
3.50% due 01/20/2049	91,958	97,458
4.00% due 09/20/2045	163,798	176,185
4.00% due 05/20/2046	46,348	50,205
4.00% due 05/20/2047	677,251	726,157
4.00% due 07/20/2047	476,685	510,385
4.00% due 08/20/2047	165,551	177,191
4.00% due 11/20/2047	194,861	208,417
4.00% due 03/20/2048	228,898	244,008
4.00% due 10/20/2050	463,757	491,174
4.50% due 04/20/2041	7,595	8,432
4.50% due 07/20/2045	79,350	87,895
4.50% due 09/15/2045	52,615	59,318
4.50% due 12/20/2045	300,870	333,943
4.50% due 01/20/2046	49,902	55,269
4.50% due 07/20/2047	89,718	96,568
4.50% due 08/20/2047	731,753	788,308

513

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 09/20/2047	$154,693	$166,154
5.00% due 08/20/2042	38,277	43,019
5.00% due 07/20/2047	270,722	296,009
5.00% due 08/20/2047	41,814	45,760
5.00% due 09/20/2047	300,939	326,726
5.00% due 10/20/2047	14,117	15,379
5.00% due 11/20/2047	89,352	97,332
5.00% due 12/20/2047	312,136	338,882
5.00% due 01/20/2048	394,882	430,017
5.00% due 02/20/2048	61,526	66,880
5.00% due 05/20/2048	113,739	122,700
5.00% due 06/20/2048	117,855	126,998
5.00% due 08/20/2048	38,484	41,449
5.00% due 06/20/2049	168,353	181,232
5.50% due 03/20/2048	53,999	59,871
5.50% due 04/20/2048	39,999	44,215
5.50% due 05/20/2048	21,318	23,565
5.50% due 09/20/2048	484	538
5.50% due 10/20/2048	13,281	14,671
5.50% due 11/20/2048	58,148	64,236
5.50% due 12/20/2048	322,552	356,319
5.50% due 01/20/2049	54,471	60,175
5.50% due 03/20/2049	93,485	103,570
Government National Mtg. Assoc. REMIC Series 2018-8, Class DA 3.00% due 11/20/2047(4)	48,959	50,913

		35,617,285

Uniform Mtg. Backed Securities — 1.7%
1.50% due August 15 TBA	1,460,000	1,487,489
2.00% due August 30 TBA	12,990,000	13,242,189
2.50% due August 30 TBA	8,690,000	9,047,444
3.00% due September 30 TBA	1,535,000	1,605,394
4.00% due August 30 TBA	2,110,000	2,254,403
4.50% due August 30 TBA	2,580,000	2,780,049

		30,416,968

Total U.S. Government Agencies (cost $117,713,676)		120,156,975

U.S. GOVERNMENT TREASURIES — 6.6%
United States Treasury Bonds — 2.4%
0.13% due 02/15/2051TIPS(8)	14,679	16,848
1.13% due 05/15/2040	1,700,000	1,517,781
1.25% due 05/15/2050	650,000	553,084
1.38% due 08/15/2050	1,280,000	1,123,850
1.88% due 02/15/2041	2,135,000	2,158,018
1.88% due 02/15/2051	4,165,000	4,130,509
2.00% due 02/15/2050	4,875,000	4,971,929
2.50% due 02/15/2046	1,545,000	1,731,969
2.88% due 11/15/2046	1,875,000	2,251,245
3.00% due 11/15/2045	1,025,000	1,252,062
3.00% due 05/15/2047(15)	3,535,000	4,347,498
3.00% due 02/15/2048	3,400,000	4,193,023
3.00% due 08/15/2048	855,000	1,056,292
3.13% due 11/15/2041(15)	3,905,000	4,795,523
3.13% due 02/15/2043	1,655,000	2,037,460
4.50% due 05/15/2038(15)	4,210,000	6,029,509
4.75% due 02/15/2037	50,000	72,584

		42,239,184

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes — 4.2%
0.13% due 07/15/2022TIPS(8)	$223,470	$230,990
0.13% due 01/31/2023(15)	4,145,000	4,144,676
0.13% due 03/31/2023	17,620,000	17,611,741
0.13% due 07/15/2024TIPS(8)	1,131,153	1,224,230
0.13% due 10/15/2024TIPS(8)	726,929	788,538
0.13% due 04/15/2025TIPS(8)	340,184	370,836
0.13% due 10/15/2025TIPS(8)	748,243	824,529
0.13% due 04/15/2026TIPS(8)	996,049	1,099,973
0.13% due 07/15/2031TIPS(8)	24,294	27,597
0.25% due 01/15/2025TIPS(8)	811,732	885,803
0.25% due 05/31/2025(15)	9,165,000	9,070,128
0.38% due 07/15/2023TIPS(8)	1,321,862	1,408,222
0.38% due 07/15/2025TIPS(8)	308,682	342,557
0.38% due 11/30/2025	5,495,000	5,441,338
0.38% due 01/31/2026	4,945,000	4,888,017
0.38% due 01/15/2027TIPS(8)	304,155	343,319
0.50% due 03/31/2025	1,410,000	1,410,551
0.63% due 04/15/2023TIPS(8)	1,310,132	1,386,514
0.63% due 01/15/2024TIPS(8)	1,682,248	1,818,504
0.63% due 01/15/2026TIPS(8)	1,613,998	1,817,155
0.63% due 05/15/2030	2,270,000	2,165,367
0.63% due 08/15/2030	1,230,000	1,169,845
0.75% due 03/31/2026	3,585,000	3,600,404
0.75% due 01/31/2028	1,635,000	1,614,946
0.88% due 06/30/2026	8,600,000	8,675,922
1.13% due 02/15/2031	1,855,000	1,837,609
1.63% due 05/15/2031	1,355,000	1,403,060

		75,602,371

Total U.S. Government Treasuries (cost $114,821,703)		117,841,555

MUNICIPAL BONDS & NOTES — 0.7%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	1,076,835
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	444,047
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	725,519
City of Houston TX Airport System Revenue Revenue Bonds 2.39% due 07/01/2031	220,000	228,611
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	402,138
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	810,000	852,897
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	390,000	401,607
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	115,000	124,874

514

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds Series C 3.47% due 07/01/2041	$480,000	$522,755
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	539,065
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	455,000	496,609
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,068,000	1,684,651
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	220,913
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	454,978
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	312,026
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	80,000	82,996
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	1,061,963
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	479,610
State of Wisconsin Revenue Bonds Series A 3.95% due 05/01/2036	850,000	964,086
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	1,100,000	1,201,789
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	770,000	858,674

Total Municipal Bonds & Notes (cost $11,394,658)		13,136,643

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.0%
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	628,540
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	160,588

		789,128

Security Description	Principal Amount	Value (Note 2)
Sovereign — 0.1%
Republic of Poland Senior Notes 3.25% due 04/06/2026	$110,000	$121,407
State of Qatar Senior Notes 3.75% due 04/16/2030*	200,000	227,440
United Mexican States Senior Notes 2.66% due 05/24/2031	1,039,000	1,021,140

		1,369,987

Total Foreign Government Obligations (cost $2,031,645)		2,159,115

LOANS(7)(9)(10) — 0.4%
Airlines — 0.1%
Aadvantage Loyalty LP, Ltd. FRS BTL 5.50% (3 M+4.75%) due 04/20/2028	780,000	800,475

Building & Construction-Misc. — 0.0%
Tutor Perini Corp. FRS BTL 5.75% (3 M+4.75%) due 08/13/2027	764,225	766,136

Casino Hotels — 0.0%
Caesars Resort Collection LLC FRS BTL-1 4.59% (1 M+4.50%) due 07/21/2025	754,300	754,182

Commercial Services — 0.1%
KNS Midco Corp. FRS 7.00% (2 M+6.25%) due 04/16/2027	810,000	801,900

Cosmetics & Toiletries — 0.0%
Journey Personal Care Corp. FRS BTL 5.00% (3 M+4.25%) due 03/01/2028	785,000	785,491

Enterprise Software/Service — 0.0%
DirecTV Financing LLC FRS BTL Coupon TBD due 07/22/2027	300,000	299,325

Leisure Products — 0.0%
Enterprise Development Authority FRS BTL-B 5.00% (1 M+4.25%) due 02/18/2028	602,375	603,881

Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc. FRS BTL 4.75%(1 M+4.00%) due 02/17/2028	773,063	774,415

Retail-Office Supplies — 0.1%
Staples, Inc. FRS BTL B-1 5.18% (3 ML +5.00%) due 04/16/2026	835,284	809,479

515

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
LOANS(7)(9)(10) (continued)
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. FRS BTL 4.50% (3 M+3.75%) due 02/12/2028	$790,000	$789,013

Total Loans (cost $7,165,240)		7,184,297

OPTIONS – PURCHASED† (11) — 0.4%
Exchanged-Traded Put Option- Purchased (cost $11,619,344)	2,675	7,797,625

Total Long-Term Investment Securities (cost $1,244,795,133)		1,550,193,847

SHORT-TERM INVESTMENT SECURITIES — 15.3%
Registered Investment Companies — 15.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(12) (cost $272,278,966)	272,278,966	272,278,966

TOTAL INVESTMENTS (cost $1,517,074,099)(13)	102.3%	1,822,472,813
Liabilities in excess of other assets	(2.3)	(40,797,776)

NET ASSETS	100.0%	$1,781,675,037

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $124,436,926 representing 7.0% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share/ Par	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	6/8/2018	57,396	$321,992	$404,642	$7.05	0.02%
Gores Holdings V, Inc. (PIPE Shares)	3/15/2021	1,288	12,880	11,580	8.99	0.00%
Venture Global LNG, Inc. Series C	10/16/2017	3	11,313	13,770	4,590.00	0.00%
Convertible Preferred Securities
Databricks, Inc. Series G	2/1/2021	402	71,302	71,302	177.37	0.00%
Farmer’s Business Network, Inc. Series C	11/3/2017	563	10,395	18,556	32.96	0.00%
Gusto, Inc. Series E	7/13/2021	3,216	97,751	97,751	30.40	0.01%
Rivian Automotive , Inc. Series F	1/19/2021	13,955	514,242	991,224	71.03	0.06%
U.S. Convertible Bonds & Notes
Rivian Automotive , Inc.	7/23/2026	619,218	619,218	619,218	100.00	0.03%

				$2,228,043		0.12%

(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Loan Obligation
(7)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	Principal amount of security is adjusted for inflation.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

516

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

(11)	Options — Purchased

Exchanged-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 7/31/2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2021	$3,325	2,675	$1,175,732,050	$11,619,344	$7,797,625	$(3,821,719)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(12)	The rate shown is the 7-day yield as of July 31, 2021.
(13)	See Note 3 for cost of investments on a tax basis.

(14) Interest Only.

(15) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

BTL — Bank Term Loan

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation

IO — Interest only

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

SDR — Swedish Depositary Receipt

XAMS — Euronext Amsterdam Stock Exchange

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are note known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2021 and unless noted otherwise, the dates shown are the original maturity

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

SOFR30A — U.S. 30 day Average Secured Overnight Financing Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	20,000	USD	24,253	08/20/2021	$520	$—
	SEK	220,000	USD	25,507	08/20/2021	—	(53)

						520	(53)

Citibank N.A.	GBP	36,000	USD	50,390	08/20/2021	348	—
	USD	8,149	EUR	6,700	08/20/2021	—	(198)
	USD	26,504	GBP	19,000	08/20/2021	—	(93)

						348	(291)

Goldman Sachs International	USD	25,098	EUR	21,000	08/20/2021	—	(179)

HSBC Bank USA	USD	25,844	SEK	220,000	08/20/2021	—	(284)

JPMorgan Chase Bank, N.A., London	SEK	200,000	USD	24,060	08/20/2021	824	—

Morgan Stanley and Co. International PLC	USD	8,147	EUR	6,700	08/20/2021	—	(196)

State Street Bank London	USD	8,027	EUR	6,600	08/20/2021	—	(195)
	USD	23,965	GBP	17,000	08/20/2021	—	(335)
	USD	24,080	SEK	200,000	08/20/2021	—	(844)

						—	(1,374)

UBS AG	EUR	21,000	USD	25,030	08/20/2021	110	—

Net Unrealized Appreciation (Depreciation)						$1,802	$(2,377)

517

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

EUR—Euro Currency

GBP—Bristish Pound

SEK—Swedish Krona

USD—United States Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

1,421	Long	S&P 500 E-Mini Index	September 2021	$300,466,244	$311,873,975	$11,407,731

						Unrealized (Depreciation)

696	Long	MSCI EAFE Index	September 2021	$82,218,359	$80,715,120	$(1,503,239)

83	Short	U.S. Treasury 10 Year Notes	September 2021	11,039,820	11,159,609	(119,789)

14	Short	U.S. Treasury 2 Year Notes	September 2021	3,087,839	3,089,187	(1,348)

167	Short	U.S. Treasury 5 Year Notes	September 2021	20,742,354	20,782,367	(40,013)

50	Short	U.S. Treasury Long Bonds	September 2021	7,967,835	8,235,937	(268,102)

2	Long	U.S. Treasury Ultra 10 Year Futures	September 2021	300,706	300,500	(206)

62	Short	U.S. Ultra Bonds	September 2021	11,782,497	12,370,938	(588,441)

						$(2,521,138)

		Net Unrealized Appreciation (Depreciation)				$8,886,593

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at July 31, 2021(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000%/Quarterly	6/20/2026	0.4951%	$4,800	$113,647	$3,075

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchanged-Traded Written Put Options on Futures

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 7/31/2021	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	September 2021	$133	4	$53,787	$1,743	$469	$1,274

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

518

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$404,642	$404,642
Oil Companies-Exploration & Production	2,744,470	125,294	**	13,770	2,883,534
Precious Metals	63,146	119,866	#	—	183,012
Specified Purpose Acquisitions	21,050	11,580		—	32,630
Other Industries	737,752,592	281,030,883	**	—	1,018,783,475
Convertible Preferred Securities:
Auto-Cars/Light Trucks	—	—		991,224	991,224
Decision Support Software	—	—		71,302	71,302
E-Commerce/Services	—	—		18,556	18,556
Enterprise Software/Service	—	—		97,751	97,751
Other Industries	951,722	—		—	951,722
Preferred Securities:
Finance-Investment Banker/Broker	—	416,225		—	416,225
Pipelines	398,200	—		—	398,200
Asset Backed Securities	—	35,695,660		—	35,695,660
U.S. Corporate Bonds & Notes	—	170,097,512		—	170,097,512
U.S. Convertible Bonds & Notes	—	—		619,218	619,218
Foreign Corporate Bonds & Notes	—	50,272,974		—	50,272,974
U.S. Government Agencies	—	120,156,975		—	120,156,975
U.S. Government Treasuries	—	117,841,555		—	117,841,555
Municipal Bonds & Notes	—	13,136,643		—	13,136,643
Foreign Government Obligations	—	2,159,115		—	2,159,115
Loans	—	7,184,297		—	7,184,297
Options - Purchased	7,797,625	—		—	7,797,625
Short-Term Investment Securities	272,278,966	—		—	272,278,966

Total Investments at Value	$1,022,007,771	$798,248,579		$2,216,463	$1,822,472,813

Other Financial Instruments:†
Futures Contracts	$11,407,731	$—		$—	$11,407,731
Forward Foreign Currency Contracts . .	—	1,802		—	1,802
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	3,075		—	3,075

Total Other Financial Instruments . .	$11,407,731	$4,877		$—	$11,412,608

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,521,138	$—		$—	$2,521,138
Forward Foreign Currency Contracts . .	—	2,377		—	2,377

Total Other Financial Instruments . .	$2,521,138	$2,377		$—	$2,523,515

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
#	Amount includes $39,260 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the Reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

519

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	52.7%
Domestic Fixed Income Investment Companies	23.9
United States Treasury Notes	10.9
International Equity Investment Companies	10.2
Registered Investment Companies	1.9
Options Purchased	0.8
International Fixed Income Investment Companies	0.3

100.7%

*	Calculated as a percentage of net assets

520

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 87.1%
Domestic Equity Investment Companies — 52.7%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	2,733,022	$192,923,994
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,598,343	225,849,008
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	10,834,649	228,827,780
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	22,451,062	393,118,100
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,122,439	113,408,303
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	7,557,821	147,679,828
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	5,885,987	90,526,484
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	10,596,770	361,031,955
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	6,206,981	466,144,282
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	226,015	4,255,870
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	2,950,265	48,089,322
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	14,520,185	336,577,895
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,733,146	104,318,535
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	4,291,903	87,468,983
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	10,955,086	143,621,182
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,836,583	149,124,688
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	10,767,968	433,518,388
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,513,511	99,713,450
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	6,811,286	194,189,752
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	37,888,814	1,336,717,351
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,959,625	152,506,422
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	20,451,551	393,896,881

Security Description	Shares	Value (Note 2)

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,282,952	$398,621,390
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	5,189,124	80,587,091
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,701,777	87,579,298
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	1,570,608	57,499,973

Total Domestic Equity Investment Companies
(cost $4,343,365,923)		6,327,796,205

Domestic Fixed Income Investment Companies — 23.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	42,227,778	676,066,720
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	51,546,723	629,385,493
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	17,090,045	178,420,067
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	7,534,937	78,890,795
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	20,448,826	289,350,888
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	13,078,551	147,787,625
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	12,391,768	133,583,263
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	70,447,485	685,454,029
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	9,633,560	55,585,642

Total Domestic Fixed Income Investment Companies (cost $2,748,245,566)		2,874,524,522

International Equity Investment Companies — 10.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	20,062,021	209,246,875
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	2,479,751	43,048,486
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	11,003,293	235,690,547
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,171,328	124,179,783
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,168,088	32,631,311
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	8,759,019	203,559,602
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	19,028,033	222,437,709

521

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	9,722,399	$148,655,483

Total International Equity Investment Companies (cost $968,084,220)		1,219,449,796

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $35,220,624)	3,187,466	38,281,467

Total Affiliated Registered Investment Companies (cost $8,094,916,333)		10,460,051,990

U.S. GOVERNMENT TREASURIES — 10.9%
United States Treasury Notes
0.63% due 05/15/2030	$125,412,100	119,631,386
0.63% due 08/15/2030	30,372,300	28,886,905
0.88% due 11/15/2030	225,271,200	218,618,660
1.13% due 02/15/2031	188,696,600	186,927,569
1.50% due 02/15/2030	100,131,600	102,963,447
1.63% due 08/15/2029(1)	116,456,200	121,169,037
1.63% due 05/15/2031	63,456,200	65,706,912
1.75% due 11/15/2029	122,724,200	128,903,555
2.38% due 05/15/2029	259,086,100	284,013,017
2.63% due 02/15/2029	48,711,600	54,227,808

Total U.S. Government Treasuries (cost $1,289,823,190)		1,311,048,296

Security Description	Shares	Value (Note 2)
OPTIONS - PURCHASED† - 0.8%
Over the Counter Put Options - Purchased(4) (cost $114,488,969)	1,650,000	$92,888,549

Total Long-Term Investment Securities (cost $9,499,228,492)		11,863,988,835

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.9%
AllianceBernstein Government STIF Portfolio, Class AB 0.08%(2) (cost $228,918,375)	228,918,375	228,918,375

TOTAL INVESTMENTS (cost $9,728,146,867)(3)	100.7%	12,092,907,210
Liabilities in excess of other assets	(0.7)	(89,600,114)

NET ASSETS	100.0%	$12,003,307,096

@	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
†	Non-income producing security
#	See Note 8
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of July 31, 2021.
(3)	See Note 3 for cost of investments on a tax basis.

(4)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	Goldman Sachs International	November 2021	$3,600	30,000	$131,857,800	$2,183,118	$1,037,797	$(1,145,321)
S&P 500 Index	UBS AG	December 2021	3,550	480,000	2,109,724,800	32,354,028	20,424,741	(11,929,287)
S&P 500 Index	Goldman Sachs International	December 2021	3,550	80,000	351,620,800	5,033,944	3,404,124	(1,629,820)
S&P 500 Index	JP Morgan Chase Bank NA	December 2021	3,550	130,000	571,383,800	8,703,500	5,531,700	(3,171,800)
S&P 500 Index	CitiBank N.A.	January 2022	3,675	617,500	2,714,073,050	43,545,603	41,446,519	(2,099,084)
S&P 500 Index	UBS AG	January 2022	3,675	252,500	1,109,803,150	17,817,560	17,013,454	(804,106)
S&P 500 Index	Goldman Sachs International	February 2022	3,550	60,000	263,715,600	4,851,216	4,030,214	(821,002)

						$114,488,969	$92,888,549	$(21,600,420)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

522

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

4,100	Long	S&P 500 E-Mini Index	September 2021	$894,202,192	$899,847,500	$5,645,308

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$10,460,051,990	$—	$—	$10,460,051,990
U.S. Government Treasuries	—	1,311,048,296	—	1,311,048,296
Options-Purchased	—	92,888,549	—	92,888,549
Short-Term Investment securities	228,918,375	—	—	228,918,375

Total Investments at Value	$10,688,970,365	$1,403,936,845	$—	$12,092,907,210

Other Financial Instruments:†
Futures Contracts	$5,645,308	$—	$—	$5,645,308

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

523

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	60.0%
Domestic Fixed Income Investment Companies	15.8
United States Treasury Notes	11.2
International Equity Investment Companies	10.2
Registered Investment Companies	2.2
Options Purchased	0.8
International Fixed Income Investment Companies	0.5

100.7%

*	Calculated as a percentage of net assets

524

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 86.5%
Domestic Equity Investment Companies — 60.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,517,810	$106,304,058
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,135,896	235,190,114
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	20,291,820	355,309,773
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,677,878	101,178,433
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	3,139,640	61,348,559
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	8,629,033	132,714,529
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	262,009	8,926,638
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,372,171	253,250,066
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	6,863,195	129,233,958
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	1,779,935	29,012,944
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	11,609,806	269,115,310
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,837,435	40,497,077
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	14,123,332	220,182,750
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,536,133	72,066,384
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,305,714	30,227,908
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	12,025,125	336,823,758
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,301,641	212,106,917
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,960,144	320,475,380
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,947,604	83,653,008
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	3,980,115	113,473,069
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	19,432,628	685,583,108
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	8,147,500	156,106,099
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	10,469,825	201,648,835

Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	12,238,989	$367,292,050
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,899,090	60,552,872
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,344,426	51,370,386

Total Domestic Equity Investment Companies (cost $3,510,918,191)		4,633,643,983

Domestic Fixed Income Investment Companies — 15.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	16,546,714	264,912,898
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	17,924,849	218,862,404
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	7,357,344	76,810,672
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	3,822,294	40,019,422
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	8,548,990	120,968,216
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	7,778,690	87,899,201
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	7,771,956	83,781,682
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	30,957,925	301,220,610
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	4,137,941	23,875,920

Total Domestic Fixed Income Investment Companies (cost $1,167,605,774)		1,218,351,025

International Equity Investment Companies — 10.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	11,106,241	115,838,094
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,864,788	32,372,725
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	4,720,100	101,104,535
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,939,877	93,965,929
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,679,151	17,295,257
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,920,447	114,351,180
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,753,472	43,878,083

525

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	10,069,002	$153,955,041
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	10,535,806	120,424,259

Total International Equity Investment Companies (cost $664,290,875)		793,185,103

International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $35,333,106)	3,076,748	36,951,746

Total Affiliated Registered Investment Companies (cost $5,378,147,946)		6,682,131,857

U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Internet Security — 0.0%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	$1,641,000	1,614,134

Telecom Equipment-Fiber Optics — 0.0%
Finisar Corp. Company Guar. Notes 0.50% due 12/15/2036	855,000	851,321

Total U.S. Convertible Bonds & Notes (cost $2,409,757)		2,465,455

U.S. GOVERNMENT TREASURIES — 11.2%
United States Treasury Notes — 11.2%
0.63% due 05/15/2030	82,334,200	78,539,108
0.63% due 08/15/2030	20,963,200	19,937,969
0.88% due 11/15/2030	145,319,600	141,028,131
1.13% due 02/15/2031	127,285,500	126,092,198
1.50% due 02/15/2030	65,885,000	67,748,310
1.63% due 08/15/2029(1)	86,885,800	90,401,960
1.63% due 05/15/2031	40,998,800	42,452,976
1.75% due 11/15/2029	79,586,500	83,593,804
2.38% due 05/15/2029	166,208,800	182,199,905
2.63% due 02/15/2029	33,004,200	36,741,668

Total U.S. Government Treasuries (cost $855,016,857)		868,736,029

OPTIONS - PURCHASED† — 0.8%
Over the Counter Put Options – Purchased(4) (cost $75,330,884)	1,060,000	57,665,061

Total Long-Term Investment Securities (cost $6,310,905,444)		7,610,998,402

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 2.2%
AllianceBernstein Government STIF Portfolio, Class AB 0.08%(2) (cost $166,282,445)	166,282,445	$166,282,445

TOTAL INVESTMENTS (cost $6,477,187,889)(3)	100.7%	7,777,280,847
Liabilities in excess of other assets	(0.7)	(52,276,155)

NET ASSETS	100.0%	$7,725,004,692

†	Non-income producing security
@	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of July 31, 2021.
(3)	See Note 3 for cost of investments on a tax basis.

526

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

(4)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	Goldman Sachs International	November 2021	$3,600	80,000	$351,620,800	$6,871,034	$2,767,461	$(4,103,573)
S&P 500 Index	Goldman Sachs International	December 2021	3,550	100,000	439,526,000	6,995,355	4,255,154	(2,740,201)
S&P 500 Index	UBS AG	December 2021	3,550	290,000	1,274,625,400	19,543,318	12,339,947	(7,203,371)
S&P 500 Index	JPMorgan Chase Bank, N.A.	December 2021	3,550	55,000	241,739,300	3,674,750	2,340,335	(1,334,415)
S&P 500 Index	CitiBank N.A.	January 2022	3,675	50,000	219,763,000	3,853,480	3,369,001	(484,479)
S&P 500 Index	UBS AG	January 2022	3,675	180,000	791,146,800	12,693,153	12,128,403	(564,750)
S&P 500 Index	CitiBank N.A.	January 2022	3,675	265,000	1,164,743,900	18,465,650	17,777,951	(687,699)
S&P 500 Index	Goldman Sachs International	February 2022	3,550	40,000	175,810,400	3,234,144	2,686,809	(547,335)

						$75,330,884	$57,665,061	$(17,665,823)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

200	Short	S&P 500 E-Mini Index	September 2021	$43,978,264	$43,895,000	$83,264

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$6,682,131,857	$—	$—	$6,682,131,857
U.S. Convertible Bonds & Notes	—	2,465,455	—	2,465,455
U.S. Government Treasuries	—	868,736,029	—	868,736,029
Options-Purchased	—	57,665,061	—	57,665,061
Short-Term Investment securities	166,282,445	—	—	166,282,445

Total Investments at Value	$6,848,414,302	$928,866,545	$—	$7,777,280,847

Other Financial Instruments:†
Futures Contracts	$83,264	$—	$—	$83,264

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

527

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	48.6%
Domestic Fixed Income Investment Companies	21.9
Registered Investment Companies	18.0
International Equity Investment Companies	9.7
U.S. Government Treasuries	1.5
Options Purchased	0.5

100.2%

*	Calculated as a percentage of net assets

528

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 80.2%
Domestic Equity Investment Companies — 48.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,403,683	$190,641,949
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,174,596	33,771,474
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,490,802	22,898,719

Total Domestic Equity Investment Companies (cost $169,848,086)		247,312,142

Domestic Fixed Income Investment Companies — 21.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,638,902	52,419,590
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,505,938	59,354,009

Total Domestic Fixed Income Investment Companies (cost $109,400,426)		111,773,599

International Equity Investment Companies — 9.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $39,174,962)	3,648,896	49,406,048

Total Affiliated Registered Investment Companies (cost $318,423,474)		408,491,789

OPTIONS - PURCHASED — 0.5%
Exchanged-Traded Put Option -Purchased(4) (cost $3,401,102)	783	2,282,445

Total Long-Term Investment Securities (cost $321,824,576)		410,774,234

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 19.5%
Registered Investment Companies — 18.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	91,837,432	$91,837,432
T. Rowe Price Treasury Reserve Fund 0.04%(1)	1,049	1,049

		91,838,481

U.S. Government Treasuries — 1.5%
United States Treasury Bills 0.02% due 12/30/2021(2)	$2,020,000	2,019,558
0.04% due 12/30/2021(2)	3,520,000	3,519,230
0.05% due 12/30/2021(2)	2,020,000	2,019,558

		7,558,346

Total Short-Term Investment Securities (cost $99,397,323)		99,396,827

TOTAL INVESTMENTS (cost $421,221,899)(3)	100.2%	510,171,061
Liabilities in excess of other assets	(0.2)	(954,564)

NET ASSETS	100.0%	$509,216,497

@	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	The rate shown is the 7-day yield as of July 31, 2021.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

(4)	Options — Purchased

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2021	$3,325	783	$344,148,858	$3,401,101	$2,282,445	$(1,118,656)

*	Notional amount is calculated by multiplying number of contracts by the multiplier by the market value of the underlying security or index.

529

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

461	Long	S&P 500 E-Mini Index	September 2021	$97,454,323	$101,177,975	$3,723,652

2	Short	U.S. Treasury 2 Year Notes	September 2021	441,388	441,313	75

						$3,723,727

						Unrealized (Depreciation)

71	Long	E-Mini Russell 2000 Index	September 2021	$8,237,698	$7,886,680	$(351,018)

141	Long	MSCI EAFE Index	September 2021	16,653,620	16,351,770	(301,850)

43	Long	S&P 400 E-Mini Index	September 2021	11,741,041	11,604,410	(136,631)

1	Short	U.S. Treasury Long Bonds	September 2021	158,468	164,719	(6,251)

2	Short	U.S. Treasury 5 Year Notes	September 2021	248,247	248,891	(644)

2	Short	U.S. Treasury 10 Year Notes	September 2021	265,716	268,906	(3,190)

1	Short	U.S. Ultra Bonds	September 2021	189,910	199,531	(9,621)

						$(809,205)

		Net Unrealized Appreciation (Depreciation)				$2,914,522

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$408,491,789	$—	$—	$408,491,789
Options-Purchased	2,282,445	—	—	2,282,445
Short-Term Investment Securities:
Registered Investment Companies	91,838,481	—	—	91,838,481
U.S. Government Treasuries	—	7,558,346	—	7,558,346

Total Investments at Value	$502,612,715	$7,558,346	$—	$510,171,061

Other Financial Instruments:†
Futures Contracts	$3,723,727	$—	$—	$3,723,727

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$809,205	$—	$—	$809,205

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

530

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO PROFILE — July 31, 2021 — (unaudited)

Industry Allocation*

Commercial Services-Finance	7.6%
Computer Software	7.3
Medical-Biomedical/Gene	6.9
Medical Products	6.5
Enterprise Software/Service	5.6
Computer Services	4.7
Repurchase Agreements	4.3
E-Commerce/Services	4.2
Medical-Outpatient/Home Medical	3.9
Applications Software	3.8
Retail-Restaurants	3.6
Non-Hazardous Waste Disposal	2.0
Power Converter/Supply Equipment	2.0
Computer Data Security	2.0
Drug Delivery Systems	1.9
Energy-Alternate Sources	1.8
Schools	1.8
Aerospace/Defense	1.8
Diagnostic Equipment	1.8
Internet Content-Information/News	1.7
Transport-Truck	1.7
Building & Construction Products-Misc.	1.7
Diagnostic Kits	1.6
Semiconductor Equipment	1.6
Distribution/Wholesale	1.5
E-Commerce/Products	1.5
Golf	1.5
Pharmacy Services	1.4
Patient Monitoring Equipment	1.3
Insurance Brokers	1.3
Lighting Products & Systems	1.3
Firearms & Ammunition	1.3
Health Care Cost Containment	1.2
Medical Information Systems	1.2
Electric Products-Misc.	1.1
Veterinary Diagnostics	0.9
Auto Repair Centers	0.9
E-Marketing/Info	0.7
Medical-Drugs	0.3
Finance-Consumer Loans	0.3
Computers-Other	0.2
Industrial Automated/Robotic	0.2

99.9%

*	Calculated as a percentage of net assets

531

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.6%
Aerospace/Defense — 1.8%
Teledyne Technologies, Inc.†	9,158	$4,146,468

Applications Software — 3.8%
Elastic NV†	31,779	4,705,199
Five9, Inc.†	20,968	4,220,648

		8,925,847

Auto Repair Centers — 0.9%
Mister Car Wash, Inc.†	100,131	2,086,730

Building & Construction Products-Misc. — 1.7%
Trex Co., Inc.†	40,107	3,894,390

Commercial Services-Finance — 7.6%
Avalara, Inc.†	32,250	5,391,232
MarketAxess Holdings, Inc.	7,520	3,573,278
Paysafe, Ltd.†	205,804	2,220,625
Shift4 Payments, Inc., Class A†	35,350	3,152,867
StoneCo, Ltd., Class A†	62,071	3,652,258

		17,990,260

Computer Data Security — 2.0%
Crowdstrike Holdings, Inc., Class A†	18,798	4,767,361

Computer Services — 4.7%
EPAM Systems, Inc.†	6,244	3,495,391
Globant SA†	18,276	4,370,888
WNS Holdings, Ltd. ADR†	38,591	3,177,583

		11,043,862

Computer Software — 7.3%
Lightspeed POS, Inc.†	45,404	3,883,404
MongoDB, Inc.†	16,698	5,993,246
Twilio, Inc., Class A†	12,723	4,753,186
ZoomInfo Technologies, Inc., Class A†	47,320	2,543,450

		17,173,286

Computers-Other — 0.2%
Desktop Metal, Inc.†	52,993	476,937

Diagnostic Equipment — 1.8%
10X Genomics, Inc., Class A†	22,552	4,132,203

Diagnostic Kits — 1.6%
Natera, Inc.†	33,864	3,878,105

Distribution/Wholesale — 1.5%
SiteOne Landscape Supply, Inc.†	20,736	3,624,238

Drug Delivery Systems — 1.9%
DexCom, Inc.†	8,533	4,398,847

E-Commerce/Products — 1.5%
Etsy, Inc.†	19,007	3,487,975

E-Commerce/Services — 4.2%
Bumble, Inc., Class A†	67,200	3,419,136
MercadoLibre, Inc.†	4,062	6,372,059

		9,791,195

E-Marketing/Info — 0.7%
Magnite, Inc.†	53,149	1,610,415

Electric Products-Misc. — 1.1%
Novanta, Inc.†	18,793	2,638,725

Energy-Alternate Sources — 1.8%
Enphase Energy, Inc.†	22,201	4,209,310

Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 5.6%
Bill.com Holdings, Inc.†	23,982	$4,959,957
Black Knight, Inc.†	61,318	5,077,744
Clarivate PLC†	135,908	3,098,702

		13,136,403

Finance-Consumer Loans — 0.3%
LendingTree, Inc.†	3,060	597,373

Firearms & Ammunition — 1.3%
Axon Enterprise, Inc.†	16,420	3,054,448

Golf — 1.5%
Callaway Golf Co.†	109,157	3,458,094

Health Care Cost Containment — 1.2%
HealthEquity, Inc.†	39,800	2,944,404

Industrial Automated/Robotic — 0.2%
Cognex Corp.	5,170	467,420

Insurance Brokers — 1.3%
Goosehead Insurance, Inc., Class A	26,249	3,154,867

Internet Content-Information/News — 1.7%
IAC/InterActiveCorp†	14,703	2,018,575
Vimeo, Inc.†	45,120	2,021,376

		4,039,951

Lighting Products & Systems — 1.3%
Universal Display Corp.	13,348	3,129,973

Medical Information Systems — 1.2%
Doximity, Inc., Class A†	27,997	1,733,014
Schrodinger, Inc.†	14,691	994,140

		2,727,154

Medical Products — 6.5%
ABIOMED, Inc.†	5,381	1,760,340
Align Technology, Inc.†	7,847	5,459,943
Inari Medical, Inc.†	40,691	3,653,645
Shockwave Medical, Inc.†	24,186	4,401,852

		15,275,780

Medical-Biomedical/Gene — 6.9%
Berkeley Lights, Inc.†	45,506	2,074,164
Bio-Rad Laboratories, Inc., Class A†	5,542	4,098,364
CRISPR Therapeutics AG†	8,215	994,179
Guardant Health, Inc.†	27,281	2,995,454
Mirati Therapeutics, Inc.†	8,496	1,359,870
Turning Point Therapeutics, Inc.†	16,138	1,029,927
Twist Bioscience Corp.†	13,120	1,614,416
Zai Lab, Ltd. ADR†	8,588	1,241,911
Zentalis Pharmaceuticals, Inc.†	15,590	829,544

		16,237,829

Medical-Drugs — 0.3%
ORIC Pharmaceuticals, Inc.†	37,633	626,589

Medical-Outpatient/Home Medical — 3.9%
Amedisys, Inc.†	11,361	2,960,904
Chemed Corp.	6,072	2,890,393
Oak Street Health, Inc.†	51,525	3,248,136

		9,099,433

Non-Hazardous Waste Disposal — 2.0%
Casella Waste Systems, Inc., Class A†	69,996	4,814,325

532

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Patient Monitoring Equipment — 1.3%
Insulet Corp.†	11,310	$3,163,294

Pharmacy Services — 1.4%
Option Care Health, Inc.†	154,870	3,208,906

Power Converter/Supply Equipment — 2.0%
Generac Holdings, Inc.†	11,418	4,788,253

Retail-Restaurants — 3.6%
Chipotle Mexican Grill, Inc.†	2,767	5,156,138
Domino’s Pizza, Inc.	6,485	3,407,803

		8,563,941

Schools — 1.8%
Chegg, Inc.†	47,175	4,181,120

Semiconductor Equipment — 1.6%
MKS Instruments, Inc.	24,187	3,783,814

Transport-Truck — 1.7%
Saia, Inc.†	17,272	3,903,472

Veterinary Diagnostics — 0.9%
Heska Corp.†	8,920	2,147,044

Total Long-Term Investment Securities (cost $142,625,356)		224,780,041

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 4.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 07/30/2021, to be repurchased 08/02/2021 in the amount of $10,030,000 and collateralized by $10,493,500 of United States Treasury Notes, bearing interest at 0.50% due 10/31/2027 and having an approximate value of $10,230,611 (cost $10,030,000)	$10,030,000	10,030,000

TOTAL INVESTMENTS (cost $152,655,356) (1)	99.9%	234,810,041
Other assets less liabilities	0.1	237,091

NET ASSETS	100.0%	$235,047,132

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$224,780,041	$—	$—	$224,780,041
Repurchase Agreements	—	10,030,000	—	10,030,000

Total Investments at Value	$224,780,041	$10,030,000	$—	$234,810,041

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

533

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2021 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA Columbia Technology
ASSETS:
Investments at value (unaffiliated)*	$2,102,046,610	$603,288,951	$53,109,200	$848,746,914	$204,340,647
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	2,830,000
Cash	102,832,393	13,564,084	—	4,855	94
Foreign cash*	—	—	—	13,197,519	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	14,108,322	—
Receivable for:
Fund shares sold	387,279	380,571	229,528	1,275	2,329
Dividends and interest	306,911	241,175	4	2,844,056	3,358
Investments sold	—	96,682	—	5,895,577	852,074
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	9,891	8,129	2,674	8,596	8,661
Due from investment adviser for expense reimbursements/fee waivers	—	26,307	38,313	14,565	17,192
Deferred offering costs	—	—	28,824	—	—
Variation margin on futures contracts	—	—	—	73,590	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	740,805	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	2,205,583,084	617,605,899	53,408,543	885,636,074	208,054,355

LIABILITIES:
Payable for:
Fund shares redeemed	821,825	88,210	10	873,548	3,218
Investments purchased	3,200,274	1,294,644	340,786	5,922,605	1,080,075
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	1,112,330	484,145	27,544	629,154	171,909
Service fees — Class 2	12,881	1,437	—	—	1,007
Service fees — Class 3	133,794	97,182	10,569	184,535	35,821
Transfer agent fees	672	313	172	124	274
Trustees’ fees and expenses	17,225	4,677	940	7,492	1,332
Other accrued expenses	259,980	102,831	59,748	489,401	56,402
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	1,109,611	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	1,809,662	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	5,558,981	2,073,439	439,769	11,026,132	1,350,038

Net Assets	$2,200,024,103	$615,532,460	$52,968,774	$874,609,942	$206,704,317

* Cost
Investments (unaffiliated)	$1,160,782,517	$459,682,892	$50,958,976	$807,960,226	$127,835,077

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$13,173,374	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

534

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA Columbia Technology
NET ASSETS REPRESENTED BY:
Paid-in capital	$970,475,036	$387,155,796	$48,794,473	$767,129,986	$99,572,950
Total accumulated earnings (loss)	1,229,549,067	228,376,664	4,174,301	107,479,956	107,131,367

Net Assets	$2,200,024,103	$615,532,460	$52,968,774	$874,609,942	$206,704,317

Class 1 (unlimited shares authorized):
Net assets	$1,455,132,502	$145,306,582	$118,487	$876,344	$26,056,933
Shares of beneficial interest issued and outstanding	19,376,286	7,717,298	6,703	71,686	2,025,649
Net asset value, offering and redemption price per share	$75.10	$18.83	$17.68	$12.22	$12.86

Class 2 (unlimited shares authorized):
Net assets	$102,325,149	$11,337,918	$—	$—	$8,112,066
Shares of beneficial interest issued and outstanding	1,381,148	602,944	—	—	658,029
Net asset value, offering and redemption price per share	$74.09	$18.80	$—	$—	$12.33

Class 3 (unlimited shares authorized):
Net assets	$642,566,452	$458,887,960	$52,850,287	$873,733,598	$172,535,318
Shares of beneficial interest issued and outstanding	8,833,645	24,676,188	2,994,679	71,641,926	14,395,359
Net asset value, offering and redemption price per share	$72.74	$18.60	$17.65	$12.20	$11.99

See Notes to Financial Statements

535

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA DFA Ultra Short Bond	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate
ASSETS:
Investments at value (unaffiliated)*	$402,584,736	$109,069,086	$1,562,281,458	$383,128,167	$321,911,046
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	7,469,275	28,201,660	8,858,264	412,727
Foreign cash*	—	4,800,999	—	653,973	—
Cash collateral for futures contracts	—	200,000	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	40	1,085,005	—	—
Receivable for:
Fund shares sold	59,049	73,107	570,534	29,403	2,216
Dividends and interest	87,256	342,623	16,629,327	344,573	149,560
Investments sold	—	—	285,217	1,602,992	755,883
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	9,926	2,726	10,828	27,613	12,011
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	174,375	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	402,740,967	121,957,856	1,609,238,404	394,644,985	323,243,443

LIABILITIES:
Payable for:
Fund shares redeemed	1,081,464	47,513	311,966	173,609	500,090
Investments purchased	—	—	489,786	11,472,369	577,086
Investments purchased on an extended settlement basis	—	—	8,015,491	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	156,172	49,097	697,774	236,980	205,213
Service fees — Class 2	1,802	—	2,048	—	578
Service fees — Class 3	48,009	2,330	220,084	1,756	41,533
Transfer agent fees	648	349	453	285	400
Trustees’ fees and expenses	3,591	1,385	12,420	3,530	2,652
Other accrued expenses	96,801	130,881	234,585	190,490	75,614
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	137,500	—	—	—
Due to investment adviser from expense recoupment	—	14,647	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,388,487	383,702	9,984,607	12,079,019	1,403,166

Net Assets	$401,352,480	$121,574,154	$1,599,253,797	$382,565,966	$321,840,277

* Cost
Investments (unaffiliated)	$402,552,372	$92,718,375	$1,438,300,557	$312,243,973	$231,016,708

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$4,811,539	$—	$654,104	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

536

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA DFA Ultra Short Bond	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate
NET ASSETS REPRESENTED BY:
Paid-in capital	$408,325,798	$105,088,341	$1,402,287,724	$258,383,718	$222,619,315
Total accumulated earnings (loss)	(6,973,318)	16,485,813	196,966,073	124,182,248	99,220,962

Net Assets	$401,352,480	$121,574,154	$1,599,253,797	$382,565,966	$321,840,277

Class 1 (unlimited shares authorized):
Net assets	$163,170,389	$110,626,999	$540,575,364	$373,895,975	$117,644,148
Shares of beneficial interest issued and outstanding	15,578,939	6,371,252	38,206,549	17,451,820	7,217,086
Net asset value, offering and redemption price per share	$10.47	$17.36	$14.15	$21.42	$16.30

Class 2 (unlimited shares authorized):
Net assets	$14,332,397	$—	$16,083,053	$—	$4,623,188
Shares of beneficial interest issued and outstanding	1,386,802	—	1,137,775	—	284,579
Net asset value, offering and redemption price per share	$10.33	$—	$14.14	$—	$16.25

Class 3 (unlimited shares authorized):
Net assets	$223,849,694	$10,947,155	$1,042,595,380	$8,669,991	$199,572,941
Shares of beneficial interest issued and outstanding	21,878,144	634,159	74,357,778	405,761	12,392,428
Net asset value, offering and redemption price per share	$10.23	$17.26	$14.02	$21.37	$16.10

See Notes to Financial Statements

537

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value†	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Value†
ASSETS:
Investments at value (unaffiliated)*	$569,747,711	$534,928,362	$1,616,711,362	$370,625,561	$506,895,834
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	748,000	266,000	—	1,136,000	748,000
Cash	562	888	31,603,910	401	558
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	166,717	171,263	13,015	2,749	101,507
Dividends and interest	3,993,950	2,921,271	1,322,984	133,537	846,785
Investments sold	—	—	4,814,775	801,023	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	3,419	3,376	24,045	7,442	7,525
Due from investment adviser for expense reimbursements/fee waivers	5,789	4,436	66,730	15,788	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	574,666,148	538,295,596	1,654,556,821	372,722,501	508,600,209

LIABILITIES:
Payable for:
Fund shares redeemed	154,329	155,954	1,328,457	189,695	140,529
Investments purchased	—	—	34,285,264	713,791	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	145,378	136,457	988,000	304,089	260,242
Service fees — Class 2	—	—	5,799	—	733
Service fees — Class 3	15,742	7,208	110,372	45,008	51,757
Transfer agent fees	423	423	523	299	324
Trustees’ fees and expenses	5,479	3,393	12,254	3,211	3,755
Other accrued expenses	159,889	129,736	193,474	92,324	79,055
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	481,240	433,171	36,924,143	1,348,417	536,395

Net Assets	$574,184,908	$537,862,425	$1,617,632,678	$371,374,084	$508,063,814

* Cost
Investments (unaffiliated)	$535,501,646	$517,824,302	$1,207,644,577	$306,190,358	$492,092,891

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

538

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value†	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Value†
NET ASSETS REPRESENTED BY:
Paid-in capital	$516,299,489	$510,560,756	$1,056,495,571	$246,719,796	$371,459,332
Total accumulated earnings (loss)	57,885,419	27,301,669	561,137,107	124,654,288	136,604,482

Net Assets	$574,184,908	$537,862,425	$1,617,632,678	$371,374,084	$508,063,814

Class 1 (unlimited shares authorized):
Net assets	$499,322,010	$503,544,526	$1,052,241,813	$158,473,157	$254,498,350
Shares of beneficial interest issued and outstanding	44,196,660	46,712,187	45,400,202	7,190,242	16,326,144
Net asset value, offering and redemption price per share	$11.30	$10.78	$23.18	$22.04	$15.59

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$45,509,392	$—	$5,871,164
Shares of beneficial interest issued and outstanding	—	—	1,963,900	—	377,690
Net asset value, offering and redemption price per share	$—	$—	$23.17	$—	$15.54

Class 3 (unlimited shares authorized):
Net assets	$74,862,898	34,317,899	519,881,473	$212,900,927	$247,694,300
Shares of beneficial interest issued and outstanding	6,664,803	3,200,140	22,605,468	9,792,200	16,133,342
Net asset value, offering and redemption price per share	$11.23	$10.72	$23.00	$21.74	$15.35

†	See Note 1

See Notes to Financial Statements

539

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA Franklin Tactical Opportunities†	SA Franklin U.S. Equity Smart Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10
ASSETS:
Investments at value (unaffiliated)*	$86,189,608	$176,570,854	$—	$—	$—
Investments at value (affiliated)*	—	—	82,804,086	77,517,705	280,257,277
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	266,410	—	—	—
Foreign cash*	82,003	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	244,296	—	—	—	—
Receivable for:
Fund shares sold	120,214	1,772	82,540	184,463	206,449
Dividends and interest	261,301	185,263	—	—	—
Investments sold	46,522	—	—	—	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,670	2,488	2,490	2,491	2,500
Due from investment adviser for expense reimbursements/fee waivers	2,243	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	86,948,857	177,026,787	82,889,116	77,704,659	280,466,226

LIABILITIES:
Payable for:
Fund shares redeemed	504	78,917	1,793	4,649	1,335
Investments purchased	610,448	—	80,747	179,815	205,114
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	50,639	72,916	6,915	6,428	23,388
Service fees — Class 2	—	—	—	—	—
Service fees — Class 3	18,048	855	17,230	16,017	57,704
Transfer agent fees	174	221	149	149	124
Trustees’ fees and expenses	874	1,647	858	778	1,969
Other accrued expenses	67,678	81,043	61,001	62,300	61,393
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	23,699	—	—	—	—
Due to investment adviser from expense recoupment	—	—	2,009	1,057	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	772,064	235,599	170,702	271,193	351,027

Net Assets	$86,176,793	$176,791,188	$82,718,414	$77,433,466	$280,115,199

* Cost
Investments (unaffiliated)	$73,024,412	$139,326,592	$—	$—	$—

Investments (affiliated)	$—	$—	$70,379,684	$63,947,531	$223,368,004

Foreign cash	$81,982	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

540

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA Franklin Tactical Opportunities†	SA Franklin U.S. Equity Smart Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10
NET ASSETS REPRESENTED BY:
Paid-in capital	$69,068,916	$132,185,225	$68,961,945	$63,046,490	$218,305,775
Total accumulated earnings (loss)	17,107,877	44,605,963	13,756,469	14,386,976	61,809,424

Net Assets	$86,176,793	$176,791,188	$82,718,414	$77,433,466	$280,115,199

Class 1 (unlimited shares authorized):
Net assets	$178,749	$172,597,714	$269,255	$254,132	$3,744,733
Shares of beneficial interest issued and outstanding	13,581	8,470,536	14,229	13,057	185,763
Net asset value, offering and redemption price per share	$13.16	$20.38	$18.92	$19.46	$20.16

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$85,998,044	$4,193,474	$82,449,159	$77,179,334	$276,370,466
Shares of beneficial interest issued and outstanding	6,551,161	206,433	4,371,281	3,976,833	13,774,948
Net asset value, offering and redemption price per share	$13.13	$20.31	$18.86	$19.41	$20.06

†	See Note 1

See Notes to Financial Statements

541

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10
ASSETS:
Investments at value (unaffiliated)*	$425,356,214	$48,816,005	$—	$—	$—
Investments at value (affiliated)*	—	—	228,307,552	428,647,914	1,158,511,541
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign cash*	—	294,138	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	5,003,495	238,468	—	—	—
Receivable for:
Fund shares sold	24,425	21,886	50,363	312,384	937,664
Dividends and interest	1,988,157	29,158	—	—	—
Investments sold	6,089,165	—	—	—	—
Investments sold on an extended settlement basis	29,562,081	—	—	—	—
Written options	9,151	—	—	—	—
Receipts on swap contracts	57,301	11,427	—	—	—
Prepaid expenses and other assets	7,968	2,591	2,545	2,562	2,482
Due from investment adviser for expense reimbursements/fee waivers	—	2,699	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	99,425	22,969	—	—	—
Unrealized appreciation on forward foreign currency contracts	1,430,329	—	—	—	—
Swap premiums paid	3,930,079	209,636	—	—	—
Unrealized appreciation on swap contracts	1,309,599	35,480	—	—	—

Total assets	474,867,389	49,684,457	228,360,460	428,962,860	1,159,451,687

LIABILITIES:
Payable for:
Fund shares redeemed	146,291	510	17,402	34,134	620,296
Investments purchased	5,649,784	—	32,961	278,250	317,367
Investments purchased on an extended settlement basis	34,241,519	—	—	—	—
Payments on swap contracts	10,522	—	—	—	—
Investment advisory and management fees	219,423	29,044	19,198	35,941	96,783
Service fees — Class 2	551	—	—	—	—
Service fees — Class 3	67,704	10,341	47,903	89,296	240,780
Transfer agent fees	373	174	129	124	125
Trustees’ fees and expenses	3,748	646	1,886	3,234	7,848
Other accrued expenses	298,132	69,279	51,595	54,832	82,670
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	32,106	10,055	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	179,637	2	—	—	—
Due to custodian for foreign cash	22,966	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	285,659	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	2,555,186	—	—	—	—
Swap premiums received	3,145,173	—	—	—	—
Unrealized depreciation on swap contracts	1,830,601	—	—	—	—

Total liabilities	48,689,375	120,051	171,074	495,811	1,365,869

Net Assets	$426,178,014	$49,564,406	$228,189,386	$428,467,049	$1,158,085,818

* Cost
Investments (unaffiliated)	$402,358,678	$42,900,661	$—	$—	$—

Investments (affiliated)	$—	$—	$186,195,989	$327,249,692	$869,223,271

Foreign cash	$38,554	$296,431	$—	$—	$—

@ Premiums received on options written	$543,607	$—	$—	$—	$—

See Notes to Financial Statements

542

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10
NET ASSETS REPRESENTED BY:
Paid-in capital	$409,742,897	$39,248,022	$180,891,063	$311,102,345	$833,044,640
Total accumulated earnings (loss)	16,435,117	10,316,384	47,298,323	117,364,704	325,041,178

Net Assets	$426,178,014	$49,564,406	$228,189,386	$428,467,049	$1,158,085,818

Class 1 (unlimited shares authorized):
Net assets	$101,555,660	$147,712	$435,857	$2,643,462	$5,689,279
Shares of beneficial interest issued and outstanding	8,458,548	11,306	30,250	166,064	346,792
Net asset value, offering and redemption price per share	$12.01	$13.06	$14.41	$15.92	$16.41

Class 2 (unlimited shares authorized):
Net assets	$4,285,946	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	361,019	—	—	—	—
Net asset value, offering and redemption price per share	$11.87	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$320,336,408	$49,416,694	$227,753,529	$425,823,587	$1,152,396,539
Shares of beneficial interest issued and outstanding	27,312,222	3,791,854	15,846,113	26,862,071	70,492,771
Net asset value, offering and redemption price per share	$11.73	$13.03	$14.37	$15.85	$16.35

See Notes to Financial Statements

543

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA International Index	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced
ASSETS:
Investments at value (unaffiliated)*	$697,617,649	$374,208,557	$543,892,348	$599,984,617	$343,054,582
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	62,918,000	—	5,766,000	—	—
Cash	307	8,318,149	272	21,507,867	6,977,035
Foreign cash*	1,806,773	6,213	—	—	91,852
Cash collateral for futures contracts	—	—	—	—	32,000
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	645,013
Receivable for:
Fund shares sold	326,050	22,188	74,924	76,562	195,687
Dividends and interest	2,258,479	—	421,475	338,285	1,049,896
Investments sold	—	1,632,093	3,745,801	3,812,629	420,623
Investments sold on an extended settlement basis	—	—	—	—	3,731,275
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	3,664	7,725	8,694	7,604	12,095
Due from investment adviser for expense reimbursements/fee waivers	—	—	23,258	50,939	11,192
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	35,333
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	30,520
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	764,930,922	384,194,925	553,932,772	625,778,503	356,287,103

LIABILITIES:
Payable for:
Fund shares redeemed	105,911	112,000	208,473	193,978	28,181
Investments purchased	—	394,227	4,435,547	6,674,532	458,952
Investments purchased on an extended settlement basis	—	—	—	—	9,991,440
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	253,421	231,309	338,357	432,981	181,789
Service fees — Class 2	—	542	521	1,522	1,583
Service fees — Class 3	3,013	36,606	25,899	40,338	53,979
Transfer agent fees	448	423	448	423	374
Trustees’ fees and expenses	5,885	3,854	4,258	5,016	2,491
Other accrued expenses	290,043	80,117	85,849	97,158	262,359
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	396,660	—	—	—	377,722
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	3	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	21,813
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,055,384	859,078	5,099,352	7,445,948	11,380,683

Net Assets	$763,875,538	$383,335,847	$548,833,420	$618,332,555	$344,906,420

* Cost
Investments (unaffiliated)	$553,535,455	$250,110,170	$392,411,715	$309,548,355	$305,015,995

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$1,807,165	$6,218	$—	$—	$102,950

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

544

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA International Index	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$597,657,957	$173,351,263	$330,728,159	$231,383,064	$268,395,588
Total accumulated earnings (loss)	166,217,581	209,984,584	218,105,261	386,949,491	76,510,832

Net Assets	$763,875,538	$383,335,847	$548,833,420	$618,332,555	$344,906,420

Class 1 (unlimited shares authorized):
Net assets	$749,372,102	$204,989,462	$422,482,608	$412,053,255	$77,036,031
Shares of beneficial interest issued and outstanding	55,357,831	15,636,051	15,085,469	16,129,277	3,415,524
Net asset value, offering and redemption price per share	$13.54	$13.11	$28.01	$25.55	$22.55

Class 2 (unlimited shares authorized):
Net assets	$—	$4,107,538	$4,112,521	$12,157,297	$12,445,198
Shares of beneficial interest issued and outstanding	—	333,786	146,949	490,727	553,491
Net asset value, offering and redemption price per share	$—	$12.31	$27.99	$24.77	$22.48

Class 3 (unlimited shares authorized):
Net assets	$14,503,436	$174,238,847	$122,238,291	$194,122,003	$255,425,191
Shares of beneficial interest issued and outstanding	1,077,640	14,729,152	4,395,474	8,018,827	11,433,501
Net asset value, offering and redemption price per share	$13.46	$11.83	$27.81	$24.21	$22.34

See Notes to Financial Statements

545

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth
ASSETS:
Investments at value (unaffiliated)*	$244,975,619	$1,289,965,137	$416,559,631	$2,202,618,681	$548,399,385
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	2,564,000	107,717,000	12,741,000
Cash	3,565,561	5,948,533	870	2,360,467	780
Foreign cash*	584,904	—	431	—	—
Cash collateral for futures contracts	237,000	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	9,600	—	—	1,637,241	—
Receivable for:
Fund shares sold	4,956	182,022	10,094	46,959	108,082
Dividends and interest	1,001,768	1,884,300	1,083,288	10,854,357	62,344
Investments sold	2,028,592	—	—	0	633,708
Investments sold on an extended settlement basis	—	—	—	69,146,255	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,382	12,277	8,029	12,490	9,183
Due from investment adviser for expense reimbursements/fee waivers	23,712	—	—	186,563	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	272,953	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	252,440,094	1,297,992,269	420,226,343	2,394,852,966	561,954,482

LIABILITIES:
Payable for:
Fund shares redeemed	99,248	410,432	158,746	1,765,826	215,760
Investments purchased	1,538,823	1,917,799	—	8	113,346
Investments purchased on an extended settlement basis	—	—	—	193,806,173	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	243,171	589,733	261,225	1,119,377	354,033
Service fees — Class 2	437	1,421	444	941	2,477
Service fees — Class 3	32,283	64,517	10,749	218,856	57,233
Transfer agent fees	398	473	349	473	473
Trustees’ fees and expenses	2,515	9,861	3,632	17,650	4,611
Other accrued expenses	309,942	158,248	93,829	366,608	97,449
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	19,744	—	—	—	—
Variation margin on futures contracts	18,750	—	—	126,344	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	2,265,311	3,152,484	528,974	197,422,256	845,382

Net Assets	$250,174,783	$1,294,839,785	$419,697,369	$2,197,430,710	$561,109,100

* Cost
Investments (unaffiliated)	$201,976,909	$887,255,531	$301,386,653	$2,116,515,342	$385,152,268

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$621,368	$—	$430	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

546

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$205,195,731	$761,878,684	$261,585,136	$2,030,956,014	$251,750,511
Total accumulated earnings (loss)	44,979,052	532,961,101	158,112,233	166,474,696	309,358,589

Net Assets	$250,174,783	$1,294,839,785	$419,697,369	$2,197,430,710	$561,109,100

Class 1 (unlimited shares authorized):
Net assets	$99,491,125	$976,788,564	$364,985,659	$1,158,522,203	$266,890,127
Shares of beneficial interest issued and outstanding	9,659,709	24,261,560	15,704,616	119,041,535	9,405,122
Net asset value, offering and redemption price per share	$10.30	$40.26	$23.24	$9.73	$28.38

Class 2 (unlimited shares authorized):
Net assets	$3,313,577	$11,204,692	$3,502,542	$7,309,975	$19,546,644
Shares of beneficial interest issued and outstanding	323,476	278,834	151,168	754,361	724,805
Net asset value, offering and redemption price per share	$10.24	$40.18	$23.17	$9.69	$26.97

Class 3 (unlimited shares authorized):
Net assets	$147,370,081	$306,846,529	$51,209,168	$1,031,598,532	$274,672,329
Shares of beneficial interest issued and outstanding	14,522,458	7,688,698	2,228,785	107,294,226	10,521,682
Net asset value, offering and redemption price per share	$10.15	$39.91	$22.98	$9.61	$26.11

See Notes to Financial Statements

547

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust
ASSETS:
Investments at value (unaffiliated)*	$357,231,468	$3,454,034,170	$360,643,653	$819,957,164	$1,238,457,636
Investments at value (affiliated)*	—	3,592,160	839,468	—	—
Repurchase agreements (cost approximates value)	—	10,802,000	—	—	—
Cash	40,030	391	218,943	9,433,991	10,028,939
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	56,071	740,109	172,686	14,933	66
Dividends and interest	122,329	2,784,444	501,904	162,124	773,629
Investments sold	—	—	—	—	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	3,192	6,981	3,146	8,477	9,927
Due from investment adviser for expense reimbursements/fee waivers	1,323	409,527	2,118	—	41,747
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	357,454,413	3,472,369,782	362,381,918	829,576,689	1,249,311,944

LIABILITIES:
Payable for:
Fund shares redeemed	148,076	982,488	165,458	370,858	442,039
Investments purchased	—	—	—	—	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	90,094	1,056,862	91,765	446,459	703,874
Service fees — Class 2	—	—	—	503	1,131
Service fees — Class 3	5,313	11,730	4,634	38,977	85,802
Transfer agent fees	274	498	274	423	366
Trustees’ fees and expenses	3,145	25,643	2,849	6,927	9,670
Other accrued expenses	110,363	461,982	110,602	121,814	155,293
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	2,230	65,785	3,345	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	42	31	27	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	359,537	2,605,019	378,954	985,961	1,398,175

Net Assets	$357,094,876	$3,469,764,763	$362,002,964	$828,590,728	$1,247,913,769

* Cost
Investments (unaffiliated)	$206,361,850	$1,715,143,096	$299,143,466	$519,807,750	$678,639,709

Investments (affiliated)	$—	$4,011,620	$896,905	$—	$—

Foreign cash	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

548

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust
NET ASSETS REPRESENTED BY:
Paid-in capital	$173,674,526	$1,543,466,268	$283,837,320	$366,363,478	$552,422,284
Total accumulated earnings (loss)	183,420,350	1,926,298,495	78,165,644	462,227,250	695,491,485

Net Assets	$357,094,876	$3,469,764,763	$362,002,964	$828,590,728	$1,247,913,769

Class 1 (unlimited shares authorized):
Net assets	$331,113,644	$3,412,652,247	$339,053,672	$637,596,857	$828,386,037
Shares of beneficial interest issued and outstanding	11,614,930	96,729,167	17,693,306	33,109,750	27,600,839
Net asset value, offering and redemption price per share	$28.51	$35.28	$19.16	$19.26	$30.01

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$3,953,153	$9,021,718
Shares of beneficial interest issued and outstanding	—	—	—	206,358	300,484
Net asset value, offering and redemption price per share	$—	$—	$—	$19.16	$30.02

Class 3 (unlimited shares authorized):
Net assets	$25,981,232	$57,112,516	$22,949,292	$187,040,718	$410,506,014
Shares of beneficial interest issued and outstanding	915,197	1,625,187	1,202,510	9,856,413	13,773,026
Net asset value, offering and redemption price per share	$28.39	$35.14	$19.08	$18.98	$29.81

See Notes to Financial Statements

549

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced
ASSETS:
Investments at value (unaffiliated)*	$566,218,415	$408,873,890	$484,960,677	$767,885,261	$1,433,297,262
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	31,441,000	—	2,425,000	—
Cash	29,513,383	304	9,685,801	33	28,160,727
Foreign cash*	—	—	281,497	68,098	638,285
Cash collateral for futures contracts	—	—	—	—	1,000
Cash collateral for centrally cleared swap contracts	—	—	—	—	577,000
Due from broker	—	—	—	—	1,063,089
Receivable for:
Fund shares sold	52,968	272,556	15,017	3,517	1,471,398
Dividends and interest	1,466,751	165,878	2,264,458	3,120,851	2,706,881
Investments sold	1,031,040	—	—	18,373	3,350,000
Investments sold on an extended settlement basis	13,513,668	—	—	—	137,707,073
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	36,915
Prepaid expenses and other assets	8,812	3,206	8,102	8,841	11,924
Due from investment adviser for expense reimbursements/fee waivers	—	—	21,260	34,019	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	203,375
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	232,156
Swap premiums paid	—	—	—	—	318,185
Unrealized appreciation on swap contracts	—	—	—	—	148,258

Total assets	611,805,037	440,756,834	497,236,812	773,563,993	1,609,923,528

LIABILITIES:
Payable for:
Fund shares redeemed	550,124	75,513	172,156	299,126	80,569
Investments purchased	345,499	—	—	—	3,350,000
Investments purchased on an extended settlement basis	40,767,888	—	—	—	269,641,197
Payments on swap contracts	—	—	—	—	14,675
Investment advisory and management fees	313,990	110,311	350,679	529,820	965,354
Service fees — Class 2	2,939	—	1,219	1,254	—
Service fees — Class 3	80,837	8,014	31,313	94,432	282,021
Transfer agent fees	373	448	473	328	124
Trustees’ fees and expenses	4,771	3,435	4,674	6,672	11,604
Other accrued expenses	144,237	103,425	127,485	171,364	248,060
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	51,600	—	—	4,589,651
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	1,100,909
Call and put options written, at value@	—	—	—	—	79,902
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	143,262
Swap premiums received	—	—	—	—	356,609
Unrealized depreciation on swap contracts	—	—	—	—	315,066

Total liabilities	42,210,658	352,746	687,999	1,102,996	281,179,003

Net Assets	$569,594,379	$440,404,088	$496,548,813	$772,460,997	$1,328,744,525

* Cost
Investments (unaffiliated)	$437,469,362	$310,234,666	$386,764,716	$722,506,761	$1,420,253,939

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$281,022	$68,192	$637,945

@ Premiums received on options written	$—	$—	$—	$—	$148,601

See Notes to Financial Statements

550

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$373,907,388	$301,078,305	$383,358,561	$680,338,669	$1,147,202,999
Total accumulated earnings (loss)	195,686,991	139,325,783	113,190,252	92,122,328	181,541,526

Net Assets	$569,594,379	$440,404,088	$496,548,813	$772,460,997	$1,328,744,525

Class 1 (unlimited shares authorized):
Net assets	$163,704,132	$401,300,680	$340,568,756	$320,166,746	$150,734
Shares of beneficial interest issued and outstanding	7,381,242	25,837,751	29,136,060	20,946,054	12,342
Net asset value, offering and redemption price per share	$22.18	$15.53	$11.69	$15.29	$12.21

Class 2 (unlimited shares authorized):
Net assets	$22,785,064	$—	$9,422,245	$9,796,069	$—
Shares of beneficial interest issued and outstanding	1,026,797	—	810,061	640,883	—
Net asset value, offering and redemption price per share	$22.19	$—	$11.63	$15.29	$—

Class 3 (unlimited shares authorized):
Net assets	$383,105,183	$39,103,408	$146,557,812	$442,498,182	$1,328,593,791
Shares of beneficial interest issued and outstanding	17,348,647	2,533,065	12,638,579	29,052,061	109,613,343
Net asset value, offering and redemption price per share	$22.08	$15.44	$11.60	$15.23	$12.12

See Notes to Financial Statements

551

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth
ASSETS:
Investments at value (unaffiliated)*	$299,436,770	$309,901,342	$617,841,807	$317,669,126	$567,228,693
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	7,470,000	—	12,779,000	—
Cash	105,170	175	—	50,887	—
Foreign cash*	—	140,515	525,962	—	37,821
Cash collateral for futures contracts	—	—	—	52,000	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	11,821,526	—	—
Receivable for:
Fund shares sold	3,524	8,786	—	132,704	773,619
Dividends and interest	4,448,279	1,219,142	2,273,990	63,167	982,481
Investments sold	2,190,301	—	694,251	—	1,113,904
Investments sold on an extended settlement basis	—	—	—	—	86,030
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	3,738
Prepaid expenses and other assets	69,938	7,489	8,128	3,146	2,864
Due from investment adviser for expense reimbursements/fee waivers	—	13,494	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	391,926	—	3,266
Unrealized appreciation on forward foreign currency contracts	—	764,132	856,272	—	—
Swap premiums paid	—	—	—	—	73,575
Unrealized appreciation on swap contracts	—	—	—	—	4,240

Total assets	306,253,982	319,525,075	634,413,862	330,750,030	570,310,231

LIABILITIES:
Payable for:
Fund shares redeemed	109,931	118,304	411,041	74,486	916
Investments purchased	5,535,740	—	294,549	—	1,359,793
Investments purchased on an extended settlement basis	—	—	4,578,663	—	741,732
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	161,414	254,130	439,224	98,394	328,517
Service fees — Class 2	888	599	—	—	—
Service fees — Class 3	32,125	24,102	132,231	7,554	117,953
Transfer agent fees	473	473	99	448	135
Trustees’ fees and expenses	2,827	2,669	5,364	2,925	3,430
Other accrued expenses	97,629	86,935	271,762	133,624	165,342
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	1,147,100	93,810	—
Due to investment adviser from expense recoupment	—	—	12,462	4,753	24,247
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	41	82,833
Call and put options written, at value@	—	—	—	—	234
Unrealized depreciation on forward foreign currency contracts	—	1,148,401	1,338,357	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	5,941,027	1,635,613	8,630,852	416,035	2,825,132

Net Assets	$300,312,955	$317,889,462	$625,783,010	$330,333,995	$567,485,099

* Cost
Investments (unaffiliated)	$291,889,959	$263,522,825	$571,324,145	$251,281,007	$462,264,754

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$140,391	$517,208	$—	$37,823

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

552

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$290,312,088	$246,430,924	$549,006,658	$229,872,347	$437,295,252
Total accumulated earnings (loss)	10,000,867	71,458,538	76,776,352	100,461,648	130,189,847

Net Assets	$300,312,955	$317,889,462	$625,783,010	$330,333,995	$567,485,099

Class 1 (unlimited shares authorized):
Net assets	$143,931,632	$199,894,178	$217,575	$294,360,926	$399,823
Shares of beneficial interest issued and outstanding	24,929,868	17,493,167	17,639	19,159,610	26,292
Net asset value, offering and redemption price per share	$5.77	$11.43	$12.33	$15.36	$15.21

Class 2 (unlimited shares authorized):
Net assets	$6,923,615	$4,707,156	$—	$—	$—
Shares of beneficial interest issued and outstanding	1,200,153	409,650	—	—	—
Net asset value, offering and redemption price per share	$5.77	$11.49	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$149,457,708	$113,288,128	$625,565,435	$35,973,069	$567,085,276
Shares of beneficial interest issued and outstanding	26,112,858	9,890,353	50,873,826	2,355,516	37,304,333
Net asset value, offering and redemption price per share	$5.72	$11.45	$12.30	$15.27	$15.20

See Notes to Financial Statements

553

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
ASSETS:
Investments at value (unaffiliated)*	$1,822,472,813	$1,632,855,220	$1,095,148,990	$101,679,272	$224,780,041
Investments at value (affiliated)*	—	10,460,051,990	6,682,131,857	408,491,789	—
Repurchase agreements (cost approximates value)	—	—	—	—	10,030,000
Cash	—	—	—	1,592	274
Foreign cash*	213,369	—	573	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	1,841,546	2,434	3,963	593,021	180,711
Dividends and interest	5,031,933	5,784,019	4,154,043	1,843	—
Investments sold	11,680,643	5,294,289	3,145,356	—	793,021
Investments sold on an extended settlement basis	26,066,849	32,761,049	21,678,674	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	7,643	—	—	—	—
Prepaid expenses and other assets	57,630	17,826	8,070	4,363	9,057
Due from investment adviser for expense reimbursements/fee waivers	—	44,963	8,535	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	300,500	—	223,000	—	—
Unrealized appreciation on forward foreign currency contracts	1,802	—	—	—	—
Swap premiums paid	113,647	—	—	—	—
Unrealized appreciation on swap contracts	3,075	—	—	—	—

Total assets	1,867,791,450	12,136,811,790	7,806,503,061	510,771,880	235,793,104

LIABILITIES:
Payable for:
Fund shares redeemed	4,274	6,620,294	3,935,659	2,046	57,871
Investments purchased	4,942,943	—	—	472,780	463,303
Investments purchased on an extended settlement basis	76,657,059	29,093,103	19,251,570	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	1,145,609	2,124,131	1,399,581	85,307	138,574
Service fees — Class 2	—	—	—	—	486
Service fees — Class 3	376,186	2,543,602	1,637,845	106,560	20,768
Transfer agent fees	124	174	125	125	499
Trustees’ fees and expenses	14,594	102,565	52,768	3,933	2,073
Other accrued expenses	307,843	747,698	532,888	198,802	62,398
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	50,263	—	—	—	—
Variation margin on futures contracts	2,163,369	4,252,602	—	684,213	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	27,500	—	—	1,592	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	423,803	88,020,525	54,687,933	25	—
Call and put options written, at value@	469	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	2,377	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	86,116,413	133,504,694	81,498,369	1,555,383	745,972

Net Assets	$1,781,675,037	$12,003,307,096	$7,725,004,692	$509,216,497	$235,047,132

* Cost
Investments (unaffiliated)	$1,517,074,099	$1,633,230,534	$1,099,039,943	$102,798,425	$142,625,356

Investments (affiliated)	$—	$8,094,916,333	$5,378,147,946	$318,423,474	$—

Foreign cash	$213,333	$—	$563	$—	$—

@ Premiums received on options written	$1,743	$—	$—	$—	$—

See Notes to Financial Statements

554

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2021 — (unaudited)

	T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,371,210,596	$9,180,536,445	$6,290,806,148	$416,235,164	$111,812,267
Total accumulated earnings (loss)	410,464,441	2,822,770,651	1,434,198,544	92,981,333	123,234,865

Net Assets	$1,781,675,037	$12,003,307,096	$7,725,004,692	$509,216,497	$235,047,132

Class 1 (unlimited shares authorized):
Net assets	$105,251	$440,369	$750,659	$366,530	$130,303,157
Shares of beneficial interest issued and outstanding	7,268	29,595	50,148	28,079	3,559,528
Net asset value, offering and redemption price per share	$14.48	$14.88	$14.97	$13.05	$36.61

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$3,819,182
Shares of beneficial interest issued and outstanding	—	—	—	—	107,249
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$35.61

Class 3 (unlimited shares authorized):
Net assets	$1,781,569,786	$12,002,866,727	$7,724,254,033	$508,849,967	$100,924,793
Shares of beneficial interest issued and outstanding	123,342,283	808,134,766	516,602,023	38,969,003	2,895,288
Net asset value, offering and redemption price per share	$14.44	$14.85	$14.95	$13.06	$34.86

See Notes to Financial Statements

555

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2021 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA Columbia Technology
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,439,026	$5,891,873	$325,868	$4,146,092	$584,850
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	—	37	3,144,456	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	4,439,026	5,891,873	325,905	7,290,548	584,850

EXPENSES:
Investment advisory and management fees	5,990,947	2,856,128	119,613	3,592,462	908,492
Services fees:
Class 2	70,397	8,627	—	—	5,541
Class 3	719,141	584,195	45,864	1,053,662	187,040
Transfer agent fees	1,681	782	441	311	686
Custodian and accounting fees	87,286	32,628	12,718	299,039	12,117
Reports to shareholders	21,712	28,598	2,141	9,159	3,842
Audit and tax fees	19,345	21,187	20,107	25,843	21,014
Legal fees	9,123	5,275	8,235	6,007	1,722
Trustees’ fees and expenses	40,950	12,402	970	17,753	6,199
Deferred offering costs	—	—	71,469	—	—
Interest expense	—	8,976	—	43,897	350
License fee	—	—	—	—	—
Other expenses	12,411	20,231	13,172	28,525	18,709

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,972,993	3,579,029	294,730	5,076,658	1,165,712
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(155,230)	(194,029)	(140,982)	(90,849)
Fees paid indirectly (Note 5)	—	(30)	—	—	(1,922)

Net expenses	6,972,993	3,423,769	100,701	4,935,676	1,072,941

Net investment income (loss)	(2,533,967)	2,468,104	225,204	2,354,872	(488,091)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	129,031,243	80,161,347	1,773,703	34,239,073	12,270,058
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	24,202,867	—
Forward contracts	—	—	—	535,094	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(392,631)	7,974
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	129,031,243	80,161,347	1,773,703	58,584,403	12,278,032

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	291,971,921	45,373,444	1,509,579	832,143	19,931,043
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	(400,415)	—
Forward contracts	—	—	—	(1,168,697)	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(59)	—	—	61,725	(2,178)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	291,971,862	45,373,444	1,509,579	(675,244)	19,928,865

Net realized and unrealized gain (loss) on investments and foreign currencies	421,003,105	125,534,791	3,283,282	57,909,159	32,206,897

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$418,469,138	$128,002,895	$3,508,486	$60,264,031	$31,718,806

* Net of foreign withholding taxes on interest and dividends of	$13,501	$2,253	$—	$253,649	$5,349

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

556

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2021 — (unaudited)

	SA DFA Ultra Short Bond	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$1,314,729	$42,990	$2,245,005	$4,047,527
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	315,520	1,139	29,237,773	—	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	315,520	1,315,868	29,280,763	2,245,005	4,047,527

EXPENSES:
Investment advisory and management fees	906,553	282,507	3,873,425	1,336,573	1,138,134
Services fees:
Class 2	10,609	—	12,121	—	3,208
Class 3	281,137	11,180	1,208,322	7,938	235,757
Transfer agent fees	1,619	863	1,102	633	981
Custodian and accounting fees	27,120	24,923	98,995	67,569	15,596
Reports to shareholders	4,707	1,499	20,561	2,314	4,048
Audit and tax fees	23,994	19,857	26,989	27,559	22,458
Legal fees	4,673	5,102	7,427	6,607	3,924
Trustees’ fees and expenses	8,389	2,797	30,635	7,593	6,029
Deferred offering costs	—	—	—	—	—
Interest expense	—	2,912	5,884	6,147	3,102
License fee	—	30,071	—	—	—
Other expenses	13,777	14,568	19,911	37,080	16,309

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,282,578	396,279	5,305,372	1,500,013	1,449,546
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(17,839)	—	16,369	—
Fees paid indirectly (Note 5)	—	—	—	(34,076)	(3,424)

Net expenses	1,282,578	378,440	5,305,372	1,482,306	1,446,122

Net investment income (loss)	(967,058)	937,428	23,975,391	762,699	2,601,405

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	28,975	244,646	3,531,528	27,560,689	9,714,697
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	1,052,053	(7,350,451)	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—				—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	63,750	—	(61,037)	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	28,975	1,360,449	(3,818,923)	27,499,652	9,714,697

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(37,342)	(4,330,934)	4,582,880	2,683,914	58,521,628
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(1,540,812)	5,707,180	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(134,449)	—	2,956	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(37,342)	(6,006,195)	10,290,060	2,686,870	58,521,628

Net realized and unrealized gain (loss) on investments and foreign currencies	(8,367)	(4,645,746)	6,471,137	30,186,522	68,236,325

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(975,425)	$(3,708,318)	$30,446,528	$30,949,221	$70,837,730

* Net of foreign withholding taxes on interest and dividends of	$—	$165,646	$—	$249,643	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$25	$—

See Notes to Financial Statements

557

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2021 — (unaudited)

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value†	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Value†
INVESTMENT INCOME:
Dividends (unaffiliated)	$156,968	$114,147	$16,710,144	$2,820,053	$6,533,619
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	6,230,623	4,147,904	1,189	234	38
Interest (affiliated)	—	—	—	—	—

Total investment income*	6,387,591	4,262,051	16,711,333	2,820,287	6,533,657

EXPENSES:
Investment advisory and management fees	837,808	726,717	5,655,376	1,831,065	1,416,663
Services fees:
Class 2	—	—	33,602	—	4,236
Class 3	83,627	39,995	644,808	269,973	283,601
Transfer agent fees	1,058	1,060	1,307	747	808
Custodian and accounting fees	36,965	26,613	66,381	39,194	20,949
Reports to shareholders	3,553	7,671	50,978	5,064	5,712
Audit and tax fees	24,397	23,144	20,723	20,702	20,727
Legal fees	5,393	4,750	13,323	4,571	4,674
Trustees’ fees and expenses	12,219	8,422	31,358	7,983	9,125
Deferred offering costs	—	—	—	—	—
Interest expense	114	—	1,325	2,821	1,432
License fee	55,854	48,448	—	—	—
Other expenses	13,088	10,296	24,421	15,072	19,206

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,074,076	897,116	6,543,602	2,197,192	1,787,133
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(40,818)	(33,506)	(384,765)	(95,202)	—
Fees paid indirectly (Note 5)	—	—	(13,046)	—	—

Net expenses	1,033,258	863,610	6,145,791	2,101,990	1,787,133

Net investment income (loss)	5,354,333	3,398,441	10,565,542	718,297	4,746,524

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	970,047	98,967	112,249,592	37,409,191	82,642,211
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	14,400	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	970,047	98,967	112,249,592	37,423,591	82,642,211

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(5,951,760)	(2,467,195)	180,254,010	20,418,504	(14,896,295)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(383)	(474)	1
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(5,951,760)	(2,467,195)	180,253,627	20,418,030	(14,896,294)

Net realized and unrealized gain (loss) on investments and foreign currencies	(4,981,713)	(2,368,228)	292,503,219	57,841,621	67,745,917

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$372,620	$1,030,213	$303,068,761	$58,559,918	$72,492,441

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$14,205	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

558

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2021 — (unaudited)

	SA Franklin Tactical Opportunities†	SA Franklin U.S. Equity Smart Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10
INVESTMENT INCOME:
Dividends (unaffiliated)	$574,572	$1,574,154	$—	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	213,134	41	—	—	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	787,706	1,574,195	—	—	—

EXPENSES:
Investment advisory and management fees	276,682	396,637	37,685	34,277	124,503
Services fees:
Class 2	—	—	—	—	—
Class 3	98,602	3,937	93,889	85,385	307,156
Transfer agent fees	436	515	372	373	319
Custodian and accounting fees	14,873	9,947	5,997	5,997	5,997
Reports to shareholders	4,120	2,187	950	1,038	3,676
Audit and tax fees	24,682	26,897	18,456	18,456	15,311
Legal fees	8,097	8,116	2,616	3,907	3,237
Trustees’ fees and expenses	1,548	3,320	1,527	1,349	4,565
Deferred offering costs	—	—	—	—	—
Interest expense	11	—	—	—	—
License fee	—	—	—	—	—
Other expenses	22,304	11,175	4,025	4,022	6,366

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	451,355	462,731	165,517	154,804	471,130
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(32,581)	—	(3,792)	(7,718)	14,143
Fees paid indirectly (Note 5)	(1,652)	—	—	—	—

Net expenses	417,122	462,731	161,725	147,086	485,273

Net investment income (loss)	370,584	1,111,464	(161,725)	(147,086)	(485,273)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	2,449,349	7,329,734	—	—	—
Investments (affiliated)	—	—	1,303,131	802,261	2,061,018
Futures contracts	578,422	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,478)	—	—	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	3,026,293	7,329,734	1,303,131	802,261	2,061,018

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	5,595,030	18,950,456	—	—	—
Investments (affiliated)	—	—	4,587,453	5,515,354	25,149,465
Futures contracts	(7,022)	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(146)	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	5,587,862	18,950,456	4,587,453	5,515,354	25,149,465

Net realized and unrealized gain (loss) on investments and foreign currencies	8,614,155	26,280,190	5,890,584	6,317,615	27,210,483

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,984,739	$27,391,654	$5,728,859	$6,170,529	$26,725,210

* Net of foreign withholding taxes on interest and dividends of	$38,333	$—	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

559

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2021 — (unaudited)

	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$330,564	$—	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2,588,399	2,055	—	—	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	2,588,399	332,619	—	—	—

EXPENSES:
Investment advisory and management fees	1,239,692	160,419	105,613	197,776	525,896
Services fees:
Class 2	3,270	—	—	—	—
Class 3	380,643	57,117	263,511	491,286	1,308,468
Transfer agent fees	934	436	293	311	312
Custodian and accounting fees	118,780	17,442	5,077	5,077	5,077
Reports to shareholders	6,365	395	2,727	5,167	13,911
Audit and tax fees	34,235	23,956	18,633	16,344	16,344
Legal fees	3,986	3,652	3,963	4,570	6,593
Trustees’ fees and expenses	8,580	949	4,158	7,654	19,870
Deferred offering costs	—	—	—	—	—
Interest expense	7,847	—	—	—	—
License fee	—	—	—	—	—
Other expenses	14,274	15,202	9,480	9,385	10,465

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,818,606	279,568	413,455	737,570	1,906,936
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(36,825)	1,769	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,818,606	242,743	415,224	737,570	1,906,936

Net investment income (loss)	769,793	89,876	(415,224)	(737,570)	(1,906,936)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	(1,150,829)	2,742,038	—	—	—
Investments (affiliated)	—	—	3,818,035	5,481,780	9,834,920
Futures contracts	(62,278)	(266,558)	—	—	—
Forward contracts	686,616	—	—	—	—
Swap contracts	(375,605)	56,861	—	—	—
Written option contracts	516,094	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	62,641	(1,076)	—	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(323,361)	2,531,265	3,818,035	5,481,780	9,834,920

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(8,009,813)	2,165,600	—	—	—
Investments (affiliated)	—	—	16,125,184	43,095,063	132,772,117
Futures contracts	859,203	227,425	—	—	—
Forward contracts	(1,104,371)	—	—	—	—
Swap contracts	(786,162)	25,257	—	—	—
Written option contracts	127,167	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(98,938)	(2,064)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(9,012,914)	2,416,218	16,125,184	43,095,063	132,772,117

Net realized and unrealized gain (loss) on investments and foreign currencies	(9,336,275)	4,947,483	19,943,219	48,576,843	142,607,037

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,566,482)	$5,037,359	$19,527,995	$47,839,273	$140,700,101

* Net of foreign withholding taxes on interest and dividends of	$—	$19,630	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

560

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2021 — (unaudited)

	SA International Index	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$11,327,277	$261,253	$3,691,129	$1,698,521	$2,092,091
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2,504	—	—	1,379	1,393,441
Interest (affiliated)	—	—	—	—	—

Total investment income*	11,329,781	261,253	3,691,129	1,699,900	3,485,532

EXPENSES:
Investment advisory and management fees	1,391,896	1,348,020	1,837,797	2,325,592	1,035,387
Services fees:
Class 2	—	3,154	2,960	8,395	8,912
Class 3	15,620	210,088	145,761	221,450	304,131
Transfer agent fees	1,116	1,058	1,121	1,058	934
Custodian and accounting fees	44,512	18,141	21,549	31,001	67,624
Reports to shareholders	7,288	3,379	16,581	5,135	4,671
Audit and tax fees	30,710	20,719	20,727	20,728	31,475
Legal fees	5,350	4,470	5,301	4,890	8,143
Trustees’ fees and expenses	14,008	8,592	9,992	11,306	11,884
Deferred offering costs	—	—	—	—	—
Interest expense	13,024	25	36	1,696	1,965
License fee	119,269	—	—	—	—
Other expenses	19,441	16,078	15,370	16,386	22,701

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,662,234	1,633,724	2,077,195	2,647,637	1,497,827
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(125,958)	(273,599)	(70,867)
Fees paid indirectly (Note 5)	—	(446)	(2,396)	(42)	(481)

Net expenses	1,662,234	1,633,278	1,948,841	2,373,996	1,426,479

Net investment income (loss)	9,667,547	(1,372,025)	1,742,288	(674,096)	2,059,053

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	1,441,487	44,539,739	39,422,959	42,546,584	13,452,907
Investments (affiliated)	—	—	—	—	—
Futures contracts	3,448,287	—	—	—	6,394,679
Forward contracts	—	—	—	—	(14,825)
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(93,288)	(125)	(5,069)	160	(39,195)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	4,796,486	44,539,614	39,417,890	42,546,744	19,793,566

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	56,590,224	(20,880,754)	42,337,565	66,199,981	8,087,040
Investments (affiliated)	—	—	—	—	—
Futures contracts	(910,682)	—	—	—	(3,377,919)
Forward contracts	—	—	—	—	35,572
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(25,471)	—	(387)	268	(12,417)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	55,654,071	(20,880,754)	42,337,178	66,200,249	4,732,276

Net realized and unrealized gain (loss) on investments and foreign currencies	60,450,557	23,658,860	81,755,068	108,746,993	24,525,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,118,104	$22,286,835	$83,497,356	$108,072,897	$26,584,895

* Net of foreign withholding taxes on interest and dividends of	$1,115,944	$—	$3,211	$33,221	$108,295

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

561

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2021 — (unaudited)

	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,375,330	$14,698,139	$4,314,052	$2,020	$931,386
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	—	—	25,967,237	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	4,375,330	14,698,139	4,314,052	25,969,257	931,386

EXPENSES:
Investment advisory and management fees	1,436,140	3,304,352	1,463,389	6,328,390	1,983,575
Services fees:
Class 2	2,595	7,861	2,547	5,631	14,319
Class 3	189,609	360,933	58,750	1,233,168	310,974
Transfer agent fees	997	1,182	873	1,182	1,183
Custodian and accounting fees	73,033	65,452	31,902	162,999	28,080
Reports to shareholders	2,475	15,045	4,663	26,586	5,019
Audit and tax fees	28,309	21,077	26,704	41,372	20,729
Legal fees	2,836	7,209	4,530	10,252	5,044
Trustees’ fees and expenses	5,837	24,446	8,607	43,321	19,318
Deferred offering costs	—	—	—	—	—
Interest expense	991	208	2,382	4,346	538
License fee	—	—	—	—	—
Other expenses	21,347	25,795	22,375	15,853	17,548

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,764,169	3,833,560	1,626,722	7,873,100	2,406,327
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(139,229)	—	—	(1,054,732)	—
Fees paid indirectly (Note 5)	(2,340)	(3,201)	(278)	—	(1,956)

Net expenses	1,622,600	3,830,359	1,626,444	6,818,368	2,404,371

Net investment income (loss)	2,752,730	10,867,780	2,687,608	19,150,889	(1,472,985)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	21,100,561	61,436,040	38,924,664	6,637,130	58,339,939
Investments (affiliated)	—	—	—	—	—
Futures contracts	(61,913)	—	—	(1,850,888)	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(98,094)	—	10,741	(164,421)	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	20,940,554	61,436,040	38,935,405	4,621,821	58,339,939

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(20,666,147)	147,189,521	22,754,028	(12,577,549)	(6,728,173)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(517)	—	—	3,855,314	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	8,783	—	(3,596)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(9,357)	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(20,667,238)	147,189,521	22,750,432	(8,722,235)	(6,728,173)

Net realized and unrealized gain (loss) on investments and foreign currencies	273,316	208,625,561	61,685,837	(4,100,414)	51,611,766

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,026,046	$219,493,341	$64,373,445	$15,050,475	$50,138,781

* Net of foreign withholding taxes on interest and dividends of	$609,543	$—	$300,091	$—	$—

** Net of foreign withholding taxes on capital gains of	$59,642	$—	$—	$—	$—

See Notes to Financial Statements

562

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2021 — (unaudited)

	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,240,538	$22,940,031	$3,683,945	$2,995,155	$16,318,427
Dividends (affiliated)	—	49,496	10,925	—	—
Interest (unaffiliated)	172	3,408	77	—	6,746
Interest (affiliated)	—	—	—	—	—

Total investment income*	1,240,710	22,992,935	3,694,947	2,995,155	16,325,173

EXPENSES:
Investment advisory and management fees	480,644	5,873,483	506,313	2,432,319	3,877,437
Services fees:
Class 2	—	—	—	2,807	6,287
Class 3	25,988	56,063	22,242	213,012	491,761
Transfer agent fees	681	1,242	681	1,058	894
Custodian and accounting fees	19,437	138,097	14,711	41,887	57,387
Reports to shareholders	2,679	36,755	3,676	8,052	32,302
Audit and tax fees	22,043	23,629	23,180	21,074	29,223
Legal fees	502	13,832	2,360	5,737	6,881
Trustees’ fees and expenses	6,773	63,443	6,594	15,774	23,287
Deferred offering costs	—	—	—	—	—
Interest expense	1,555	7,913	1,012	1,177	1,350
License fee	32,043	160,197	33,754	—	—
Other expenses	16,265	22,381	19,015	18,025	19,852

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	608,610	6,397,035	633,538	2,760,922	4,546,661
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(20,315)	(2,242,754)	(18,921)	—	(229,456)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	588,295	4,154,281	614,617	2,760,922	4,317,205

Net investment income (loss)	652,415	18,838,654	3,080,330	234,233	12,007,968

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	11,822,957	74,370,729	2,959,674	78,969,768	72,428,853
Investments (affiliated)	—	(8,768)	(12,941)	—	—
Futures contracts	126,932	4,810,971	132,032	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(9,401)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	11,949,889	79,172,932	3,078,765	78,969,768	72,419,452

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	43,986,175	453,047,332	48,568,295	56,347,851	136,736,601
Investments (affiliated)	—	783,087	179,409	—	—
Futures contracts	10,874	17,586	16,310	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	24	—	—	—	(1,482)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	43,997,073	453,848,005	48,764,014	56,347,851	136,735,119

Net realized and unrealized gain (loss) on investments and foreign currencies	55,946,962	533,020,937	51,842,779	135,317,619	209,154,571

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,599,377	$551,859,591	$54,923,109	$135,551,852	$221,162,539

* Net of foreign withholding taxes on interest and dividends of	$21	$2,063	$457	$—	$119,329

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

563

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2021 — (unaudited)

	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,413,053	$2,643,090	$8,502,466	$15,441,864	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2,227,057	1,249	8,807	8,767	4,427,824
Interest (affiliated)	—	—	—	—	—

Total investment income*	5,640,110	2,644,339	8,511,273	15,450,631	4,427,824

EXPENSES:
Investment advisory and management fees	1,800,096	621,689	2,026,071	3,093,767	5,593,533
Services fees:
Class 2	17,063	—	6,971	7,410	—
Class 3	459,358	40,104	180,343	560,511	1,634,036
Transfer agent fees	934	1,116	1,184	939	312
Custodian and accounting fees	59,496	21,007	54,440	80,707	84,592
Reports to shareholders	7,530	5,397	18,902	73,469	13,580
Audit and tax fees	25,584	24,033	35,059	35,659	32,590
Legal fees	5,631	4,657	4,733	24,769	7,134
Trustees’ fees and expenses	11,460	8,297	10,854	16,652	28,249
Deferred offering costs	—	—	—	—	—
Interest expense	—	3,379	—	18,581	525
License fee	—	41,446	—	—	—
Other expenses	16,753	16,525	14,581	63,568	76,898

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,403,905	787,650	2,353,138	3,976,032	7,471,449
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(122,820)	(198,629)	—
Fees paid indirectly (Note 5)	—	—	—	(994)	—

Net expenses	2,403,905	787,650	2,230,318	3,776,409	7,471,449

Net investment income (loss)	3,236,205	1,856,689	6,280,955	11,674,222	(3,043,625)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	28,472,473	13,446,401	10,009,720	15,774,398	(10,289,692)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	3,218,903	—	—	105,727,997
Forward contracts	—	—	—	704	(41,675)
Swap contracts	—	—	—		(819,454)
Written option contracts	—	—	—	—	156,969
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,152)	—	80,063	(191,371)	(46,194)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	28,471,321	16,665,304	10,089,783	15,583,731	94,687,951

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	26,733,877	40,195,139	24,659,772	53,326,895	(6,789,921)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(453,711)	—	—	3,101,879
Forward contracts	—	—	—	—	100,472
Swap contracts	—	—	—	—	138,783
Written option contracts	—	—	—	—	82,626
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(2,316)	—	(27,001)	(51,440)	(12,634)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	26,731,561	39,741,428	24,632,771	53,275,455	(3,378,795)

Net realized and unrealized gain (loss) on investments and foreign currencies	55,202,882	56,406,732	34,722,554	68,859,186	91,309,156

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,439,087	$58,263,421	$41,003,509	$80,533,408	$88,265,531

* Net of foreign withholding taxes on interest and dividends of	$46,761	$—	$508,609	$1,356,635	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

564

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2021 — (unaudited)

	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$5,796,116	$2,352,644	$1,605,131	$3,130,871
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	8,223,231	716	2,996,065	444	816,489
Interest (affiliated)	—	—	—	—	—

Total investment income*	8,223,231	5,796,832	5,348,709	1,605,575	3,947,360

EXPENSES:
Investment advisory and management fees	938,059	1,449,623	2,540,208	567,687	1,712,012
Services fees:
Class 2	5,214	3,548	—	—	—
Class 3	184,481	141,460	764,373	37,975	613,482
Transfer agent fees	1,182	1,182	256	1,116	274
Custodian and accounting fees	27,614	27,852	82,665	28,202	88,996
Reports to shareholders	3,939	3,923	5,758	3,383	6,118
Audit and tax fees	32,908	35,736	22,856	24,069	25,215
Legal fees	4,307	4,113	5,642	4,421	10,456
Trustees’ fees and expenses	6,489	6,270	13,057	6,940	8,584
Deferred offering costs	—	—	—	—	—
Interest expense	—	950	14,301	1,867	266
License fee	—	—	—	33,397	—
Other expenses	13,829	20,855	68,472	28,202	20,489

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,218,022	1,695,512	3,517,588	737,259	2,485,892
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(76,759)	14,143	33,430	118,323
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,218,022	1,618,753	3,531,731	770,689	2,604,215

Net investment income (loss)	7,005,209	4,178,079	1,816,978	834,886	1,343,145

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	3,384,360	18,101,769	19,378,327	24,019,720	20,575,074
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	26,252,116	2,897,294	(23,872)
Forward contracts	—	(953,350)	(109,981)	—	—
Swap contracts	—	—	—	—	5,195
Written option contracts	—	—	—	—	(1,415)
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(38,459)	94,792	—	(10,043)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	3,384,360	17,109,960	45,615,254	26,917,014	20,544,939

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	698,226	16,026,443	9,375,137	(2,825,777)	35,138,810
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	3,951,989	(1,541,424)	40,223
Forward contracts	—	(99,771)	211,602	—	—
Swap contracts	—	—	—	—	4,240
Written option contracts	—	—	—	—	637
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(13,198)	(19,350)	—	(989)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	698,226	15,913,474	13,519,378	(4,367,201)	35,182,921

Net realized and unrealized gain (loss) on investments and foreign currencies	4,082,586	33,023,434	59,134,632	22,549,813	55,727,860

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,087,795	$37,201,513	$60,951,610	$23,384,699	$57,071,005

* Net of foreign withholding taxes on interest and dividends of	$—	$654,648	$126,539	$3,537	$174,398

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

565

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2021 — (unaudited)

	T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,057,886	$—	$—	$—	$83,336
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	6,842,265	9,874,844	5,355,835	11,543	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	15,900,151	9,874,844	5,355,835	11,543	83,336

EXPENSES:
Investment advisory and management fees	6,552,355	12,336,458	7,376,660	477,817	768,871
Services fees:
Class 2	—	—	—	—	3,017
Class 3	2,150,933	14,769,271	8,569,378	596,915	104,897
Transfer agent fees	319	436	373	311	1,222
Custodian and accounting fees	141,927	62,654	28,732	18,939	11,790
Reports to shareholders	17,631	136,259	70,083	6,101	1,950
Audit and tax fees	34,696	18,164	18,165	18,565	20,711
Legal fees	9,983	43,181	23,884	7,461	4,074
Trustees’ fees and expenses	35,446	250,750	129,435	9,288	8,152
Deferred offering costs	—	—	—	—	—
Interest expense	1,158	41,303	24,148	—	—
License fee	—	—	—	23,891	—
Other expenses	24,725	26,716	15,574	11,322	14,604

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	8,969,173	27,685,192	16,256,432	1,170,610	939,288
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(259,995)	(40,560)	—	—
Fees paid indirectly (Note 5)	—	—	280	—	(2,674)

Net expenses	8,969,173	27,425,197	16,216,152	1,170,610	936,614

Net investment income (loss)	6,930,978	(17,550,353)	(10,860,317)	(1,159,067)	(853,278)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	91,088,574	(208,067,928)	(117,481,812)	(5,970,506)	27,446,742
Investments (affiliated)	—	208,109,968	170,040,580	12,921,231	—
Futures contracts	11,945,504	53,641,899	(60,546,139)	2,696,201	—
Forward contracts	1,339	—	—	—	—
Swap contracts	56,103	—	—	—
Written option contracts	(836)	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(17,136)	—	—	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	103,073,548	53,683,939	(7,987,371)	9,646,926	27,446,742

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	34,650,583	(65,320,277)	(27,032,263)	2,148,055	(17,895,944)
Investments (affiliated)	—	941,649,363	593,949,740	30,762,409	—
Futures contracts	10,231,094	(7,680,158)	(15,269,150)	3,505,357	—
Forward contracts	(575)	—	—	—	—
Swap contracts	6,711	—	—	—	—
Written option contracts	1,274	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(15,809)	—	14,459	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	8,642	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	44,881,920	868,648,928	551,662,786	36,415,821	(17,895,944)

Net realized and unrealized gain (loss) on investments and foreign currencies	147,955,468	922,332,867	543,675,415	46,062,747	9,550,798

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$154,886,446	$904,782,514	$532,815,098	$44,903,680	$8,697,520

* Net of foreign withholding taxes on interest and dividends of	$692,732	$—	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$15,601	$—	$—	$—	$—

See Notes to Financial Statements

566

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock Muti-Factor 70/30
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the period October 13, 2020@ through January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,533,967)	$(2,982,148)	$2,468,104	$3,093,633	$225,204	$41,451
Net realized gain (loss) on investments and foreign currencies	129,031,243	166,535,320	80,161,347	770,443	1,773,703	54,001
Net unrealized gain (loss) on investments and foreign currencies	291,971,862	315,070,215	45,373,444	80,539,618	1,509,579	640,645

Net increase (decrease) in net assets resulting from operations	418,469,138	478,623,387	128,002,895	84,403,694	3,508,486	736,097

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(109,722,458)	—	(3,367,550)	—	(565)
Distributable earnings — Class 2	—	(7,866,258)	—	(254,570)	—	—
Distributable earnings — Class 3	—	(45,564,964)	—	(11,510,906)	—	(77,833)

Total distributions to shareholders	—	(163,153,680)	—	(15,133,026)	—	(78,398)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(95,424,923)	(61,503,791)	(63,479,196)	(2,201,072)	29,638,919	19,163,670

TOTAL INCREASE (DECREASE) IN NET ASSETS	323,044,215	253,965,916	64,523,699	67,069,596	33,147,405	19,821,369

NET ASSETS:
Beginning of period	1,876,979,888	1,623,013,972	551,008,761	483,939,165	19,821,369	—

End of period	$2,200,024,103	$1,876,979,888	$615,532,460	$551,008,761	$52,968,774	$19,821,369

@	Commencement of operations

See Notes to Financial Statements

567

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA BlackRock VCP Global Multi Asset		SA Columbia Technology		SA DFA Ultra Short Bond
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,354,872	$3,113,528	$(488,091)	$(363,055)	$(967,058)	$68,148
Net realized gain (loss) on investments and foreign currencies	58,584,403	27,216,151	12,278,032	19,306,104	28,975	52,381
Net unrealized gain (loss) on investments and foreign currencies	(675,244)	47,385	19,928,865	30,936,236	(37,342)	(154,728)

Net increase (decrease) in net assets resulting from operations	60,264,031	30,377,064	31,718,806	49,879,285	(975,425)	(34,199)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(3,156)	—	(1,589,915)	—	(2,351,532)
Distributable earnings — Class 2	—	—	—	(514,998)	—	(230,583)
Distributable earnings — Class 3	—	(18,264,090)	—	(9,063,952)	—	(3,496,541)

Total distributions to shareholders	—	(18,267,246)	—	(11,168,865)	—	(6,078,656)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(6,971,594)	(12,978,554)	22,861,122	20,321,055	12,030,786	21,181,009

TOTAL INCREASE (DECREASE) IN NET ASSETS:	53,292,437	(868,736)	54,579,928	59,031,475	11,055,361	15,068,154

NET ASSETS:
Beginning of period	821,317,505	822,186,241	152,124,389	93,092,914	390,297,119	375,228,965

End of period	$874,609,942	$821,317,505	$206,704,317	$152,124,389	$401,352,480	$390,297,119

See Notes to Financial Statements

568

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Emerging Markets Equity Index		SA Federated Hermes Corporate Bond		SA Fidelity Institutional AM® International Growth
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$937,428	$1,274,783	$23,975,391	$46,488,200	$762,699	$1,113,361
Net realized gain (loss) on investments and foreign currencies	1,360,449	1,657,730	(3,818,923)	9,083,107	27,499,652	28,864,415
Net unrealized gain (loss) on investments and foreign currencies	(6,006,195)	23,954,977	10,290,060	20,678,287	2,686,870	40,737,544

Net increase (decrease) in net assets resulting from operations	(3,708,318)	26,887,490	30,446,528	76,249,594	30,949,221	70,715,320

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(2,087,549)	—	(25,966,438)	—	(11,338,619)
Distributable earnings — Class 2	—	—	—	(877,589)	—	—
Distributable earnings — Class 3	—	(98,120)	—	(44,559,484)	—	(98,957)

Total distributions to shareholders	—	(2,185,669)	—	(71,403,511)	—	(11,437,576)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	717,827	10,972,850	134,883,480	71,564,987	664,072	(23,597,863)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,990,491)	35,674,671	165,330,008	76,411,070	31,613,293	35,679,881

NET ASSETS:
Beginning of period	124,564,645	88,889,974	1,433,923,789	1,357,512,719	350,952,673	315,272,792

End of period	$121,574,154	$124,564,645	$1,599,253,797	$1,433,923,789	$382,565,966	$350,952,673

See Notes to Financial Statements

569

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Fidelity Institutional AM® Real Estate		SA Fixed Income Index		SA Fixed Income Intermediate Index
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,601,405	$4,166,310	$5,354,333	$11,812,245	$3,398,441	$6,700,485
Net realized gain (loss) on investments and foreign currencies	9,714,697	(5,266,781)	970,047	6,646,931	98,967	1,078,930
Net unrealized gain (loss) on investments and foreign currencies	58,521,628	(2,312,628)	(5,951,760)	8,585,867	(2,467,195)	7,946,396

Net increase (decrease) in net assets resulting from operations	70,837,730	(3,413,099)	372,620	27,045,043	1,030,213	15,725,811

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(6,302,527)	—	(13,163,683)	—	(6,517,607)
Distributable earnings — Class 2	—	(248,459)	—	—	—	—
Distributable earnings — Class 3	—	(10,086,356)	—	(1,351,847)	—	(614,808)

Total distributions to shareholders	—	(16,637,342)	—	(14,515,530)	—	(7,132,415)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(28,803,660)	26,251,619	(8,916,500)	33,001,574	135,129,376	16,453,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,034,070	6,201,178	(8,543,880)	45,531,087	136,159,589	25,046,555

NET ASSETS:
Beginning of period	279,806,207	273,605,029	582,728,788	537,197,701	401,702,836	376,656,281

End of period	$321,840,277	$279,806,207	$574,184,908	$582,728,788	$537,862,425	$401,702,836

See Notes to Financial Statements

570

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin BW U.S. Large Cap Value†		SA Franklin Small Company Value		SA Franklin Systematic U.S. Large Cap Value†
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,565,542	$26,825,609	$718,297	$3,625,504	$4,746,524	$9,587,251
Net realized gain (loss) on investments and foreign currencies	112,249,592	5,993,110	37,423,591	19,866,299	82,642,211	27,251,373
Net unrealized gain (loss) on investments and foreign currencies	180,253,627	23,388,635	20,418,030	21,895,788	(14,896,294)	14,040,025

Net increase (decrease) in net assets resulting from operations	303,068,761	56,207,354	58,559,918	45,387,591	72,492,441	50,878,649

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(69,740,861)	—	(8,613,467)	—	(29,256,059)
Distributable earnings — Class 2	—	(3,038,519)	—	—	—	(761,326)
Distributable earnings — Class 3	—	(35,262,921)	—	(11,837,824)	—	(27,317,410)

Total distributions to shareholders	—	(108,042,301)	—	(20,451,291)	—	(57,334,795)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(106,443,165)	99,632,055	(38,580,457)	7,776,901	18,656,557	63,849,284

TOTAL INCREASE (DECREASE) IN NET ASSETS	196,625,596	47,797,108	19,979,461	32,713,201	91,148,998	57,393,138

NET ASSETS:
Beginning of period	1,421,007,082	1,373,209,974	351,394,623	318,681,422	416,914,816	359,521,678

End of period	$1,617,632,678	$1,421,007,082	$371,374,084	$351,394,623	$508,063,814	$416,914,816

†	See Note 1

See	Notes to Financial Statements

571

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin Tactical Opportunities†		SA Franklin U.S. Equity Smart Beta		SA Global Index Allocation 60/40
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$370,584	$672,260	$1,111,464	$2,215,226	$(161,725)	$909,342
Net realized gain (loss) on investments and foreign currencies	3,026,293	773,773	7,329,734	(1,162,234)	1,303,131	872,345
Net unrealized gain (loss) on investments and foreign currencies	5,587,862	3,953,511	18,950,456	14,645,289	4,587,453	5,298,048

Net increase (decrease) in net assets resulting from operations	8,984,739	5,399,501	27,391,654	15,698,281	5,728,859	7,079,735

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(2,621)	—	(3,424,756)	—	(6,212)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(1,003,870)	—	(39,740)	—	(1,569,952)

Total distributions to shareholders	—	(1,006,491)	—	(3,464,496)	—	(1,576,164)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	6,237,713	10,683,456	(935,800)	8,083,442	8,484,746	21,467,820

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,222,452	15,076,466	26,455,854	20,317,227	14,213,605	26,971,391

NET ASSETS:
Beginning of period	70,954,341	55,877,875	150,335,334	130,018,107	68,504,809	41,533,418

End of period	$86,176,793	$70,954,341	$176,791,188	$150,335,334	$82,718,414	$68,504,809

†	See Note 1

See	Notes to Financial Statements

572

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Global Index Allocation 75/25		SA Global Index Allocation 90/10		SA Goldman Sachs Global Bond
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(147,086)	$725,556	$(485,273)	$2,505,873	$769,793	$2,433,675
Net realized gain (loss) on investments and foreign currencies	802,261	846,127	2,061,018	1,712,837	(323,361)	14,806,446
Net unrealized gain (loss) on investments and foreign currencies	5,515,354	5,242,166	25,149,465	21,791,163	(9,012,914)	10,774,304

Net increase (decrease) in net assets resulting from operations	6,170,529	6,813,849	26,725,210	26,009,873	(8,566,482)	28,014,425

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(5,137)	—	—	—	(555,775)
Distributable earnings — Class 2	—	—	—	—	—	(21,858)
Distributable earnings — Class 3	—	(1,171,934)	—	—	—	(1,101,258)

Total distributions to shareholders	—	(1,177,071)	—	—	—	(1,678,891)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	11,638,999	13,492,764	42,071,589	32,040,941	36,990,085	(24,640,830)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,809,528	19,129,542	68,796,799	58,050,814	28,423,603	1,694,704

NET ASSETS:
Beginning of period	59,623,938	40,494,396	211,318,400	153,267,586	397,754,411	396,059,707

End of period	$77,433,466	$59,623,938	$280,115,199	$211,318,400	$426,178,014	$397,754,411

See Notes to Financial Statements

573

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Goldman Sachs Multi-Asset Insights		SA Index Allocation 60/40		SA Index Allocation 80/20
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$89,876	$59,330	$(415,224)	$2,329,379	$(737,570)	$4,095,586
Net realized gain (loss) on investments and foreign currencies	2,531,265	1,981,166	3,818,035	4,119,368	5,481,780	7,572,568
Net unrealized gain (loss) on investments and foreign currencies	2,416,218	2,206,947	16,125,184	14,972,672	43,095,063	35,030,079

Net increase (decrease) in net assets resulting from operations	5,037,359	4,247,443	19,527,995	21,421,419	47,839,273	46,698,233

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(1,790)	—	(16,058)	—	(11,833)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(483,077)	—	(5,279,953)	—	(1,740,454)

Total distributions to shareholders	—	(484,867)	—	(5,296,011)	—	(1,752,287)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	2,682,435	4,342,880	15,863,115	33,247,474	24,273,635	43,051,301

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,719,794	8,105,456	35,391,110	49,372,882	72,112,908	87,997,247

NET ASSETS:
Beginning of period	41,844,612	33,739,156	192,798,276	143,425,394	356,354,141	268,356,894

End of period	$49,564,406	$41,844,612	$228,189,386	$192,798,276	$428,467,049	$356,354,141

See Notes to Financial Statements

574

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Index Allocation 90/10		SA International Index		SA Invesco Growth Opportunities
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,906,936)	$10,527,303	$9,667,547	$9,785,214	$(1,372,025)	$(2,110,072)
Net realized gain (loss) on investments and foreign currencies	9,834,920	17,962,169	4,796,486	1,491,691	44,539,614	45,016,878
Net unrealized gain (loss) on investments and foreign currencies	132,772,117	95,008,063	55,654,071	53,947,195	(20,880,754)	110,007,245

Net increase (decrease) in net assets resulting from operations	140,700,101	123,497,535	70,118,104	65,224,100	22,286,835	152,914,051

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(20,640)	—	(12,182,156)	—	(20,111,214)
Distributable earnings — Class 2	—	—	—	—	—	(441,490)
Distributable earnings — Class 3	—	(4,132,220)	—	(196,287)	—	(19,148,196)

Total distributions to shareholders	—	(4,152,860)	—	(12,378,443)	—	(39,700,900)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	89,771,901	102,856,314	51,776,629	61,335,001	(20,982,859)	(30,716,260)

TOTAL INCREASE (DECREASE) IN NET ASSETS	230,472,002	222,200,989	121,894,733	114,180,658	1,303,976	82,496,891

NET ASSETS:
Beginning of period	927,613,816	705,412,827	641,980,805	527,800,147	382,031,871	299,534,980

End of period	$1,158,085,818	$927,613,816	$763,875,538	$641,980,805	$383,335,847	$382,031,871

See Notes to Financial Statements

575

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Invesco Main Street Large Cap		SA Janus Focused Growth		SA JPMorgan Diversified Balanced
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,742,288	$3,479,603	$(674,096)	$(953,423)	$2,059,053	$3,164,395
Net realized gain (loss) on investments and foreign currencies	39,417,890	22,733,500	42,546,744	55,916,813	19,793,566	19,464,044
Net unrealized gain (loss) on investments and foreign currencies	42,337,178	33,304,334	66,200,249	83,944,366	4,732,276	15,697,870

Net increase (decrease) in net assets resulting from operations	83,497,356	59,517,437	108,072,897	138,907,756	26,584,895	38,326,309

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(25,674,322)	—	(22,781,378)	—	(3,247,981)
Distributable earnings — Class 2	—	(269,507)	—	(719,117)	—	(500,995)
Distributable earnings — Class 3	—	(7,843,100)	—	(10,661,841)	—	(9,438,571)

Total distributions to shareholders	—	(33,786,929)	—	(34,162,336)	—	(13,187,547)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	7,860,611	2,718,112	(11,606,387)	(10,945,895)	5,328,759	3,115,271

TOTAL INCREASE (DECREASE) IN NET ASSETS	91,357,967	28,448,620	96,466,510	93,799,525	31,913,654	28,254,033

NET ASSETS:
Beginning of period	457,475,453	429,026,833	521,866,045	428,066,520	312,992,766	284,738,733

End of period	$548,833,420	$457,475,453	$618,332,555	$521,866,045	$344,906,420	$312,992,766

See Notes to Financial Statements

576

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Emerging Markets		SA JPMorgan Equity-Income		SA JPMorgan Global Equities
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,752,730	$2,526,384	$10,867,780	$ 21,937,717	$2,687,608	$6,748,630
Net realized gain (loss) on investments and foreign currencies	20,940,554	21,420,781	61,436,040	39,183,821	38,935,405	(4,407,370)
Net unrealized gain (loss) on investments and foreign currencies	(20,667,238)	35,294,838	147,189,521	(13,382,686)	22,750,432	34,495,348

Net increase (decrease) in net assets resulting from operations	3,026,046	59,242,003	219,493,341	47,738,852	64,373,445	36,836,608

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(1,695,764)	—	(76,509,405)	—	(12,778,216)
Distributable earnings — Class 2	—	(50,731)	—	(820,366)	—	(120,554)
Distributable earnings — Class 3	—	(2,128,937)	—	(22,415,802)	—	(1,454,188)

Total distributions to shareholders	—	(3,875,432)	—	(99,745,573)	—	(14,352,958)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(9,484,100)	(12,708,090)	(27,478,224)	85,352,826	(20,521,643)	(16,807,913)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,458,054)	42,658,481	192,015,117	33,346,105	43,851,802	5,675,737

NET ASSETS:
Beginning of period	256,632,837	213,974,356	1,102,824,668	1,069,478,563	375,845,567	370,169,830

End of period	$250,174,783	$256,632,837	$1,294,839,785	$1,102,824,668	$419,697,369	$375,845,567

See Notes to Financial Statements

577

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan MFS Core Bond		SA JPMorgan Mid-Cap Growth		SA Large Cap Growth Index
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,150,889	$40,059,887	$(1,472,985)	$(1,998,275)	$652,415	$2,057,956
Net realized gain (loss) on investments and foreign currencies	4,621,821	46,624,935	58,339,939	92,392,873	11,949,889	18,403,871
Net unrealized gain (loss) on investments and foreign currencies	(8,722,235)	5,577,224	(6,728,173)	74,481,975	43,997,073	55,732,612

Net increase (decrease) in net assets resulting from operations	15,050,475	92,262,046	50,138,781	164,876,573	56,599,377	76,194,439

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(27,370,922)	—	(28,789,196)	—	(9,496,766)
Distributable earnings — Class 2	—	(201,953)	—	(2,099,882)	—	—
Distributable earnings — Class 3	—	(22,171,936)	—	(24,824,452)	—	(435,355)

Total distributions to shareholders	—	(49,744,811)	—	(55,713,530)	—	(9,932,121)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	134,165,562	(22,748,119)	(7,137,173)	(10,842,480)	(11,948,335)	(32,243,938)

TOTAL INCREASE (DECREASE) IN NET ASSETS	149,216,037	19,769,116	43,001,608	98,320,563	44,651,042	34,018,380

NET ASSETS:
Beginning of period	2,048,214,673	2,028,445,557	518,107,492	419,786,929	312,443,834	278,425,454

End of period	$2,197,430,710	$2,048,214,673	$561,109,100	$518,107,492	$357,094,876	$312,443,834

See Notes to Financial Statements

578

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Large Cap Index		SA Large Cap Value Index		SA MFS Blue Chip Growth
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$18,838,654	$42,961,516	$3,080,330	$7,656,874	$234,233	$1,380,766
Net realized gain (loss) on investments and foreign currencies	79,172,932	55,120,348	3,078,765	4,112,354	78,969,768	82,198,170
Net unrealized gain (loss) on investments and foreign currencies	453,848,005	355,943,796	48,764,014	1,628,839	56,347,851	89,268,712

Net increase (decrease) in net assets resulting from operations	551,859,591	454,025,660	54,923,109	13,398,067	135,551,852	172,847,648

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(79,105,862)	—	(29,481,760)	—	(50,285,822)
Distributable earnings — Class 2	—	—	—	—	—	(306,704)
Distributable earnings — Class 3	—	(860,574)	—	(1,125,506)	—	(13,033,145)

Total distributions to shareholders	—	(79,966,436)	—	(30,607,266)	—	(63,625,671)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(28,195,358)	37,863,995	8,733,492	40,821,331	(40,433,491)	(91,896,204)

TOTAL INCREASE (DECREASE) IN NET ASSETS	523,664,233	411,923,219	63,656,601	23,612,132	95,118,361	17,325,773

NET ASSETS:
Beginning of period	2,946,100,530	2,534,177,311	298,346,363	274,734,231	733,472,367	716,146,594

End of period	$3,469,764,763	$2,946,100,530	$362,002,964	$298,346,363	$828,590,728	$733,472,367

See Notes to Financial Statements

579

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Massachusetts Investors Trust		SA MFS Total Return		SA Mid Cap Index
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,007,968	$6,552,017	$3,236,205	$7,583,229	$1,856,689	$3,107,747
Net realized gain (loss) on investments and foreign currencies	72,419,452	44,962,207	28,471,321	30,359,604	16,665,304	19,314,933
Net unrealized gain (loss) on investments and foreign currencies	136,735,119	85,648,294	26,731,561	4,898,259	39,741,428	40,679,529

Net increase (decrease) in net assets resulting from operations	221,162,539	137,162,518	58,439,087	42,841,092	58,263,421	63,102,209

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(60,632,562)	—	(7,541,285)	—	(6,166,563)
Distributable earnings — Class 2	—	(673,733)	—	(1,031,559)	—	—
Distributable earnings — Class 3	—	(32,012,188)	—	(15,531,860)	—	(356,976)

Total distributions to shareholders	—	(93,318,483)	—	(24,104,704)	—	(6,523,539)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(38,415,944)	12,470,483	(14,368,743)	(2,252,953)	6,288,971	25,080,454

TOTAL INCREASE (DECREASE) IN NET ASSETS	182,746,595	56,314,518	44,070,344	16,483,435	64,552,392	81,659,124

NET ASSETS:
Beginning of period	1,065,167,174	1,008,852,656	525,524,035	509,040,600	375,851,696	294,192,572

End of period	$1,247,913,769	$1,065,167,174	$569,594,379	$525,524,035	$440,404,088	$375,851,696

See Notes to Financial Statements

580

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Morgan Stanley International Equities		SA PIMCO RAE International Value		SA PIMCO VCP Tactical Return Balanced
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,280,955	$5,820,978	$11,674,222	$13,495,825	$(3,043,625)	$(1,112,912)
Net realized gain (loss) on investments and foreign currencies	10,089,783	(2,917,736)	15,583,731	10,582,468	94,687,951	105,587,969
Net unrealized gain (loss) on investments and foreign currencies	24,632,771	45,370,065	53,275,455	(17,573,022)	(3,378,795)	(7,581,872)

Net increase (decrease) in net assets resulting from operations	41,003,509	48,273,307	80,533,408	6,505,271	88,265,531	96,893,185

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(10,772,414)	—	(7,182,585)	—	(8,665)
Distributable earnings — Class 2	—	(269,108)	—	(213,449)	—	—
Distributable earnings — Class 3	—	(4,061,161)	—	(9,809,635)	—	(78,636,452)

Total distributions to shareholders	—	(15,102,683)	—	(17,205,669)	—	(78,645,117)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(22,646,017)	(10,261,063)	(38,302,575)	21,012,596	(57,771,403)	(37,714,067)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,357,492	22,909,561	42,230,833	10,312,198	30,494,128	(19,465,999)

NET ASSETS:
Beginning of period	478,191,321	455,281,760	730,230,164	719,917,966	1,298,250,397	1,317,716,396

End of period	$496,548,813	$478,191,321	$772,460,997	$730,230,164	$1,328,744,525	$1,298,250,397

See Notes to Financial Statements

581

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA PineBridge High-Yield Bond		SA Putnam International Growth and Income		SA Schroders VCP Global Allocation
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,005,209	$14,656,857	$4,178,079	$4,940,070	$1,816,978	$3,064,859
Net realized gain (loss) on investments and foreign currencies	3,384,360	(1,379,023)	17,109,960	631,232	45,615,254	(21,888,491)
Net unrealized gain (loss) on investments and foreign currencies	698,226	8,335,994	15,913,474	15,937,818	13,519,378	13,831,640

Net increase (decrease) in net assets resulting from operations	11,087,795	21,613,828	37,201,513	21,509,120	60,951,610	(4,991,992)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(8,608,552)	—	(3,645,863)	—	(3,202)
Distributable earnings — Class 2	—	(405,270)	—	(93,061)	—	—
Distributable earnings — Class 3	—	(8,130,080)	—	(2,265,172)	—	(10,111,114)

Total distributions to shareholders	—	(17,143,902)	—	(6,004,096)	—	(10,114,316)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(7,339,077)	2,472,489	4,913,910	12,944,748	(38,846,860)	(16,720,138)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,748,718	6,942,415	42,115,423	28,449,772	22,104,750	(31,826,446)

NET ASSETS:
Beginning of period	296,564,237	289,621,822	275,774,039	247,324,267	603,678,260	635,504,706

End of period	$300,312,955	$296,564,237	$317,889,462	$275,774,039	$625,783,010	$603,678,260

See Notes to Financial Statements

582

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Small Cap Index		SA T. Rowe Price Asset Allocation Growth		SA T. Rowe Price VCP Balanced
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$834,886	1,405,585	$1,343,145	$1,858,548	$6,930,978	$13,806,639
Net realized gain (loss) on investments and foreign currencies	26,917,014	7,846,550	20,544,939	5,334,434	103,073,548	22,598,009
Net unrealized gain (loss) on investments and foreign currencies	(4,367,201)	66,415,629	35,182,921	48,698,379	44,881,920	103,352,354

Net increase (decrease) in net assets resulting from operations	23,384,699	75,667,764	57,071,005	55,891,361	154,886,446	139,757,002

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(10,710,133)	—	(6,445)	—	(2,180)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(701,876)	—	(4,266,959)	—	(38,309,398)

Total distributions to shareholders	—	(11,412,009)	—	(4,273,404)	—	(38,311,578)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(7,777,828)	22,072,330	107,275,041	108,329,474	(37,557,332)	(56,511,833)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,606,871	86,328,085	164,346,046	159,947,431	117,329,114	44,933,591

NET ASSETS:
Beginning of period	314,727,124	228,399,039	403,139,053	243,191,622	1,664,345,923	1,619,412,332

End of period	$330,333,995	314,727,124	$567,485,099	$403,139,053	$1,781,675,037	$1,664,345,923

See Notes to Financial Statements

583

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA VCP Dynamic Allocation		SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(17,550,353)	$126,764,933	$(10,860,317)	$63,306,485	$(1,159,067)	$3,896,576
Net realized gain (loss) on investments and foreign currencies	53,683,939	500,185,406	(7,987,371)	186,000,030	9,646,926	(1,762,827)
Net unrealized gain (loss) on investments and foreign currencies	868,648,928	676,527,456	551,662,786	314,099,910	36,415,821	31,795,418

Net increase (decrease) in net assets resulting from operations	904,782,514	1,303,477,795	532,815,098	563,406,425	44,903,680	33,929,167

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(14,992)	—	(10,749)	—	(4,829)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(743,954,777)	—	(316,550,137)	—	(11,201,753)

Total distributions to shareholders	—	(743,969,769)	—	(316,560,886)	—	(11,206,582)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(652,992,364)	(505,882,234)	1,143,768,846	(320,072,368)	24,199,178	30,886,126

TOTAL INCREASE (DECREASE) IN NET ASSETS	251,790,150	53,625,792	1,676,583,944	(73,226,829)	69,102,858	53,608,711

NET ASSETS:
Beginning of period	11,751,516,946	11,697,891,154	6,048,420,748	6,121,647,577	440,113,639	386,504,928

End of period	$12,003,307,096	$11,751,516,946	$7,725,004,692	$6,048,420,748	$509,216,497	$440,113,639

See Notes to Financial Statements

584

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA WellsCap Aggressive Growth
	For the six months ended July 31, 2021 (unaudited)	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(853,278)	$(1,145,418)
Net realized gain (loss) on investments and foreign currencies	27,446,742	15,771,131
Net unrealized gain (loss) on investments and foreign currencies	(17,895,944)	63,015,391

Net increase (decrease) in net assets resulting from operations	8,697,520	77,641,104

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(7,622,812)
Distributable earnings — Class 2	—	(254,368)
Distributable earnings — Class 3	—	(3,662,765)

Total distributions to shareholders	—	(11,539,945)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	10,911,617	11,290,131

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,609,137	77,391,290

NET ASSETS:
Beginning of period	215,437,995	138,046,705

End of period	$235,047,132	$215,437,995

See Notes to Financial Statements

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SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2021 — (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty separate investment series, fifty-five of which are included in this report. The five Portfolios of the Trust not included in this report are the SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio (collectively, the “Feeder Funds”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”) and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. AGL, VALIC and USL are wholly-owned subsidiaries of AIG.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective May 3, 2021, the name of the SA Legg Mason BW Large Cap Value Portfolio was changed to SA Franklin BW U.S. Large Cap Value Portfolio.

Effective July 12, 2021, the name of the SA Dogs of Wall Street Portfolio was changed to SA Franklin Systematic U.S. Large Cap Value Portfolio.

Effective May 3, 2021, the name of the SA Legg Mason Tactical Opportunities Portfolio was changed to SA Franklin Tactical Opportunities Portfolio.

The investment goals for each of the Portfolios included in this report are as follows:

The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The SA BlackRock Multi-Factor 70/30 Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% of its net assets in equity securities and 30% of its net assets in fixed income securities.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA Columbia Technology Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SA DFA Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in bonds.

The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.

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The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.

The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.

The SA Franklin BW U.S. Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.

The SA Franklin Systematic U.S. Large Cap Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.

The SA Franklin Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies. income securities.

The SA Franklin U.S. Equity Smart Beta Portfolio seeks long-term growth of capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers.

The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Goldman Sachs Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.

The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities

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(“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.

The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Invesco Main Street Large Cap Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.

The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.

The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.

The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.

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The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.

The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.

The SA PIMCO RAE International Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries.

The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives. Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps and approximately 40% of its net assets to fixed income component.

The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.

The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.

The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).

The SA WellsCap Aggressive Growth Portfolio seeks capital appreciation. Its strategy is to invest primarily in common and preferred stocks of U.S. companies.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

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Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of July 31, 2021, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing

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which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA JPMorgan Diversified Balanced, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

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Futures:    During the period, the SA Federated Hermes Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights and SA Schroders VCP Global Allocation Portfolios used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA JPMorgan Emerging Markets, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA International Index, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Schroders VCP Global Allocation, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA Franklin Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. The SA T. Rowe Price Asset Allocation Growth Portfolio used futures contracts to manage duration and hedge against changes in interest rates. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options:    During the period, the SA BlackRock VCP Global Multi Asset, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price Asset Allocation Growth, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA PIMCO VCP Tactical Balanced Portfolio also used swaptions as a substitute for physical securities to manage duration exposure and risk, and to enhance returns. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is

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the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    During the period, the SA Goldman Sachs Global Bond, SA JPMorgan MFS Core Bond, SA T. Rowe Price Asset Allocation Growth and SA T. Rowe Price VCP Balanced Portfolios used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used credit default swaps to passively replicate exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio also used credit default swaps as a substitute for physical securities, to manage credit exposure and risk and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

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Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates and to enhance returns.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a

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Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of July 31, 2021, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended July 31, 2021. For a detailed presentation of derivatives held as of July 31, 2021, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$—	$65,000	$—	$—	$—
SA Federated Hermes Corporate Bond	174,375	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	—	—	—	—	5,859	—	—	—
SA Goldman Sachs Global Bond	99,425	1,146,020	305,921	—	32,106	1,800,147	241,753	—
SA Goldman Sachs Multi-Asset Insights	22,969	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	30,053	—	—	—	98,847	—	—	—
SA JPMorgan MFS Core Bond	272,953	—	—	—	126,344	—	—	—
SA PIMCO VCP Tactical Balanced	203,375	143,692	—	—	89,676	312,869	79,902	—
SA Schroders VCP Global Allocation	215,009	—	—	—	216,304	—	—	—
SA T. Rowe Price Asset Allocation Growth	3,266	4,240	—	—	—	—	234	—
SA T. Rowe Price VCP Balanced	—	—	—	—	119,594	—	469	—
SA VCP Index Allocation	—	—	—	—	2,203	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	73,590	—	3,459,330	—	1,044,611	—	—	—
SA Emerging Markets Equity Index	—	—	—	—	137,500	—	—	—
SA Franklin Tactical Opportunities	—	—	—	—	17,840	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	10,055	—	—	—
SA International Index	—	—	—	—	396,660	—	—	—
SA JPMorgan Diversified Balanced	5,280	—	—	—	278,875	—	—	—
SA JPMorgan Emerging Markets	—	—	—	—	18,750	—	—	—
SA Large Cap Growth Index	—	—	—	—	2,230	—	—	—
SA Large Cap Index	—	—	—	—	65,785	—	—	—
SA Large Cap Value Index	—	—	—	—	3,345	—	—	—
SA Mid Cap Index	—	—	—	—	51,600	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	10,550,625	—	4,499,975	—	—	—

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	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
	Equity Contracts
SA Schroders VCP Global Allocation	$176,917	$—	$848,048	$—	$930,796	$—	$—	$—
SA Small Cap Index	—	—	—	—	93,810	—	—	—
SA T. Rowe Price VCP Balanced	300,500	—	7,797,625	—	2,043,775	—	—	—
SA VCP Dynamic Allocation	—	—	92,888,549	—	4,252,602	—	—	—
SA VCP Dynamic Strategy	223,000	—	57,665,061	—	—	—	—	—
SA VCP Index Allocation	—	—	—	—	682,010	—	—	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	163,579	—	—	—	30,454	—	—
SA Goldman Sachs Multi-Asset Insights	—	35,480	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	4,566	—	—	—	2,197	—	—
SA T. Rowe Price Asset Allocation Growth	—	4,240	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	3,075	—	—	—	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	740,805	—	—	—	1,809,662
SA Goldman Sachs Global Bond	—	—	40,664	1,430,329	—	—	43,906	2,555,186
SA JPMorgan Diversified Balanced	—	—	—	30,520	—	—	—	21,813
SA PIMCO VCP Tactical Balanced	—	—	—	232,156	—	—	—	143,262
SA Putnam International Growth and Income	—	—	—	764,132	—	—	—	1,148,401
SA Schroders VCP Global Allocation	—	—	—	856,272	—	—	—	1,338,357
SA T. Rowe Price VCP Balanced	—	—	—	1,802	—	—	—	2,377

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s
Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
SA BlackRock VCP Global Multi Asset	$(32,822)	SA Large Cap Index	$427,061
SA Emerging Markets Equity Index	(913,370)	SA Large Cap Value Index	21,715
SA Federated Hermes Corporate Bond	2,803,936	SA Mid Cap Index	(255,899)
SA Franklin Tactical Opportunities	58,211	SA PIMCO VCP Tactical Balanced	14,173,385
SA Goldman Sachs Global Bond	867,423	SA Schroders VCP Global Index Allocation	5,295,248
SA Goldman Sachs Multi-Asset Insights	182,293	SA Small Cap Index	(482,902)
SA International Index	(1,007,333)	SA T. Rowe Price Asset Allocation Growth	41,373
SA JPMorgan Diversified Balanced	(1,557,475)	SA T. Rowe Price VCP Balanced	8,886,593
SA JPMorgan Emerging Markets	(517)	SA VCP Dynamic Allocation	5,645,308
SA JPMorgan MFS Core Bond	3,019,567	SA VCP Dynamic Strategy	83,264
SA Large Cap Growth Index	14,477	SA VCP Index Allocation	2,914,522

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$(769,950)	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	(7,350,451)	—	—	—	—
SA Franklin Tactical Opportunities	51,073	—	—	—	—
SA Goldman Sachs Global Bond	(62,278)	(497,682)	(168,251)	274,278	—
SA Goldman Sachs Multi-Asset Insights	(339,605)	—	—	—	—

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	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA JPMorgan Diversified Balanced	$43,786	$—	$—	$—	$—
SA JPMorgan MFS Core Bond	(1,850,888)	—	—	—	—
SA PIMCO VCP Tactical Balanced	2,700,822	(242,490)	156,969	—	—
SA Schroders VCP Global Allocation	47,095	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(23,872)	5,195	(1,415)	—	—
SA T. Rowe Price VCP Balanced	(2,921,503)	—	(836)	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—
SA VCP Index Allocation	(2,672,367)	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	24,972,817	—	—	(8,602,789)	—
SA Emerging Markets Equity Index	1,052,053	—	—	—	—
SA Franklin Tactical Opportunities	527,349	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	73,047	—	—	—	—
SA International Index	3,448,287	—	—	—	—
SA JPMorgan Diversified Balanced	6,350,893	—	—	—	—
SA JPMorgan Emerging Markets	(61,913)	—	—	—	—
SA Large Cap Growth Index	126,932	—	—	—	—
SA Large Cap Index	4,810,971	—	—	—	—
SA Large Cap Value Index	132,032	—	—	—	—
SA Mid Cap Index	3,218,903	—	—	—	—
SA PIMCO VCP Tactical Balanced	103,027,175	—	—	(8,073,559)	—
SA Schroders VCP Global Allocation	26,205,021	—	—	(5,907,729)	—
SA Small Cap Index	2,897,294	—	—	—	—
SA T. Rowe Price VCP Balanced	14,867,007	—	—	(10,189,978)	—
SA VCP Dynamic Allocation	53,641,899	—	—	(230,442,355)	—
SA VCP Dynamic Strategy	(60,546,139)	—	—	(128,498,347)	—
SA VCP Index Allocation	5,368,568	—	—	(5,970,506)	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	122,077	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	56,861	—	—	—
SA PIMCO VCP Tactical Balanced	—	(576,964)	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	56,103	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	535,094
SA Goldman Sachs Global Bond	—	—	684,345	(698,629)	686,616
SA JPMorgan Diversified Balanced	—	—	—	—	(14,825)
SA PIMCO VCP Tactical Balanced	—	—	—	—	(41,675)
SA Putnam International Growth and Income	—	—	—	—	(953,350)
SA Schroders VCP Global Allocation	—	—	—	—	(109,981)
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	1,339
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$(832,010)	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	5,707,180	—	—	—	—
SA Franklin Tactical Opportunities	(92,849)	—	—	—	—
SA Goldman Sachs Global Bond	859,203	(879,644)	43,533	(127,500)	—

597

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Portfolio	Interest Rate Contracts
SA Goldman Sachs Multi-Asset Insights	$329,350	$—	$—	$—	$—
SA JPMorgan Diversified Balanced	(720,554)	—	—	—	—
SA JPMorgan MFS Core Bond	3,855,314	—	—	—	—
SA PIMCO VCP Tactical Balanced	(681,003)	(167,246)	82,626	—	—
SA Schroders VCP Global Allocation	1,219,902	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	40,223	4,240	—	—	—
SA T. Rowe Price VCP Balanced	206,127	—	1,274	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—
SA VCP Index Allocation	839,554	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	431,595	—	—	(3,462,700)	—
SA Emerging Markets Equity Index	(1,540,812)	—	—	—	—
SA Franklin Tactical Opportunities	85,827	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(101,925)	—	—	—	—
SA International Index	(910,682)	—	—	—	—
SA JPMorgan Diversified Balanced	(2,657,365)	—	—	—	—
SA JPMorgan Emerging Markets	(517)	—	—	—	—
SA Large Cap Growth Index	10,874	—	—	—	—
SA Large Cap Index	17,586	—	—	—	—
SA Large Cap Value Index	16,310	—	—	—	—
SA Mid Cap Index	(453,711)	—	—	—	—
SA PIMCO VCP Tactical Balanced	3,782,882	—	—	(5,409,401)	—
SA Schroders VCP Global Allocation	2,732,087	—	—	(1,596,982)	—
SA Small Cap Index	(1,541,424)	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	—	637	—	—
SA T. Rowe Price VCP Balanced	10,024,967	—	—	(10,093,825)	—
SA VCP Dynamic Allocation	(7,680,158)	—	—	(27,786,993)	—
SA VCP Dynamic Strategy	(15,269,150)	—	—	(18,663,466)	—
SA VCP Index Allocation	2,665,803	—	—	2,148,055	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	93,482	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	25,257	—	—	—
SA PIMCO VCP Tactical Balanced	—	306,029	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	6,711	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(1,168,697)
SA Goldman Sachs Global Bond	—	—	83,634	(83,343)	(1,104,371)
SA JPMorgan Diversified Balanced	—	—	—	—	35,572
SA PIMCO VCP Tactical Balanced	—	—	—	—	100,472
SA Putnam International Growth and Income	—	—	—	—	(99,771)
SA Schroders VCP Global Allocation	—	—	—	—	211,602
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	(575)
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts

598

(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended July 31, 2021.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
SA BlackRock VCP Global Multi Asset	$245,373,704	$89,579,237	$—	$3,260,004	$—	$—	$—	$—
SA Emerging Markets Equity Index	11,607,003	—	—	—	—	—	—	—
SA Federated Hermes Corporate Bond	59,055,365	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	8,193,534	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	130,087,779	309,097,632	176,105	410,144	842,511,663	61,181,611	177,961	436,187
SA Goldman Sachs Multi-Asset Insights	12,873,952	—	—	—	—	9,633,333	—	—
SA International Index	37,693,453	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	106,292,334	10,059,262	—	—	—	—	—	—
SA JPMorgan Emerging Markets	2,418,280	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	147,162,836	—	—	—	—	—	—	—
SA Large Cap Growth Index	754,558	—	—	—	—	—	—	—
SA Large Cap Index	22,461,918	—	—	—	—	—	—	—
SA Large Cap Value Index	716,018	—	—	—	—	—	—	—
SA Mid Cap Index	25,251,815	—	—	—	—	—	—	—
SA Morgan Stanley International Equities	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	1,053,157,172	454,207	—	7,241,965	15,235,971	23,966,667	37,858	49,055
SA Putnam International Growth and Income	—	130,600,455	—	—	—	—	—	—
SA Schroders VCP Global Allocation	381,139,367	217,917,921	—	1,088,589	—	—	—	—
SA Small Cap Index	9,459,886	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	3,575,466	—	—	—	—	2,133,333	129	150
SA T. Rowe Price VCP Balanced	343,021,876	331,936	—	4,800,348	—	7,633,333	215	488
SA VCP Dynamic Allocation	916,087,417	—	—	95,918,718	—	—	—	273,000
SA VCP Dynamic Strategy	304,253,667	—	—	55,541,909	—	—	—	195,000
SA VCP Index Allocation	101,939,718	—	—	1,557,518	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of July 31, 2021. The repurchase agreements held by the Portfolios as of July 31, 2021, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$3,638	$—	$—	$3,638	$—	$—	$—	$—	$3,638	$—	$3,638
Citibank N.A.	—	—	—	—	278,768	—	—	278,768	(278,768)	—	(278,768)
Deutsche Bank AG	42,754	—	—	42,754	983,878	—	—	983,878	(941,124)	—	(941,124)
JPMorgan Chase Bank	692,651	—	—	692,651	494,376	—	—	494,376	198,275	—	198,275
Morgan Stanley and Co.	754	—	—	754	25,553	—	—	25,553	(24,799)	—	(24,799)
UBS AG	1,008	—	—	1,008	27,087	—	—	27,087	(26,079)	—	(26,079)

Total	$740,805	$—	$—	$740,805	$1,809,662	$—	$—	$1,809,662	$(1,068,857)	$—	$(1,068,857)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

599

	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$—	$—	$6	$6	$—	$—	$—	$—	$6	$—	$6
Barclays Capital	—	—	10,506	10,506	—	—	—	—	10,506	—	10,506
Citibank N.A.	—	—	7,259	7,259	—	—	810	810	6,449	—	6,449
Deutsche Bank AG	—	—	167,758	167,758	—	—	140,062	140,062	27,696	—	27,696
HSBC Bank PLC	—	—	2,526	2,526	—	—	2,784	2,784	(258)	—	(258)
JPMorgan Chase Bank N.A.	1,430,329	—	129,068	1,559,397	2,555,186	—	98,637	2,653,823	(1,094,426)	1,094,426	—
JPMorgan Chase Bank N.A., London	—	—	—	—	—	—	10,891	10,891	(10,891)	—	(10,891)
Morgan Stanley & Co. International PLC	—	22,091	—	22,091	—	—	—	—	22,091	—	22,091
Morgan Stanley & Co., Inc.	—	—	25,657	25,657	—	—	28,403	28,403	(2,746)	—	(2,746)
UBS AG	—	—	3,805	3,805	—	—	4,072	4,072	(267)	—	(267)

Total	$1,430,329	$22,091	$346,585	$1,799,005	$2,555,186	$—	$285,659	$2,840,845	$(1,041,840)	$1,094,426	$52,586

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA JPMorgan Diversified Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Merrill Lynch International	$168	$—	$—	$168	$7,391	$—	$—	$7,391	$(7,223)	$—	$(7,223)
Standard Chartered Bank	1,431	—	—	1,431	—	—	—	—	1,431	—	1,431
State Street Bank & Trust	28,921	—	—	28,921	—	—	—	—	28,921	—	28,921
Toronto Dominion Bank	—	—	—	—	14,422	—	—	14,422	(14,422)	—	(14,422)

Total	$30,520	$—	$—	$30,520	$21,813	$—	$—	$21,813	$8,707	$—	$8,707

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$64,673	$—	$—	$64,673	$63,850	$—	$422	$64,272	$401	$—	$401
Barclays Bank PLC	38,291	—	—	38,291	—	—	22,615	22,615	15,676	—	15,676
Citibank N.A.	57,838	—	—	57,838	31,116	—	228	31,344	26,494	—	26,494
Goldman Sachs Bank USA	71,354	—	—	71,354	48,296	—	56,637	104,933	(33,579)	—	(33,579)

Total	$232,156	$—	$—	$232,156	$143,262	$—	$79,902	$223,164	$8,992	$—	$8,992

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

600

	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$5,485	$—	$—	$5,485	$217,887	$—	$—	$217,887	$(212,402)	$—	$(212,402)
Barclays Bank PLC	34,818	—	—	34,818	31,448	—	—	31,448	3,370	—	3,370
Citibank N.A.	46,895	—	—	46,895	165,100	—	—	165,100	(118,205)	—	(118,205)
Goldman Sachs International	72,118	—	—	72,118	1,443	—	—	1,443	70,675	—	70,675
HSBC Bank USA N.A.	54,101	—	—	54,101	185,444	—	—	185,444	(131,343)	—	(131,343)
JPMorgan Chase Bank N.A.	341,997	—	—	341,997	133,850	—	—	133,850	208,147	—	208,147
Morgan Stanley & Co. International PLC	—	—	—	—	59,668	—	—	59,668	(59,668)	—	(59,668)
NatWest Markets PLC	61,734	—	—	61,734	138,470	—	—	138,470	(76,736)	—	(76,736)
State Street Bank & Trust Co.	113,540	—	—	113,540	61,855	—	—	61,855	51,685	—	51,685
Toronto Dominion Bank	22,617	—	—	22,617	—	—	—	—	22,617	—	22,617
UBS AG	8,957	—	—	8,957	145,338	—	—	145,338	(136,381)	—	(136,381)
Westpac Banking Corp.	1,870	—	—	1,870	7,898	—	—	7,898	(6,028)	—	(6,028)

Total	$764,132	$—	$—	$764,132	$1,148,401	$—	$—	$1,148,401	$(384,269)	$—	$(384,269)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$170	$—	$—	$170	$191	$—	$—	$191	$(21)	$—	$(21)
Barclays Bank PLC	165,451	—	—	165,451	296,065	—	—	296,065	(130,614)	—	(130,614)
Citibank N.A.	10,132	—	—	10,132	23,678	—	—	23,678	(13,546)	—	(13,546)
Morgan Stanley and Co. International PLC	312,212	—	—	312,212	450,580	—	—	450,580	(138,368)	—	(138,368)
UBS AG	368,307	—	—	368,307	567,843	—	—	567,843	(199,536)	199,536	—

Total	$856,272	$—	$—	$856,272	$1,338,357	$—	$—	$1,338,357	$(482,085)	$199,536	$(282,549)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA T. Rowe Price VCP Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$520	$—	$—	$520	$53	$—	$—	$53	$467	$—	$467
Citibank N.A.	348	—	—	348	291	—	—	291	57	—	57
Goldman Sachs International	—	—	—	—	179	—	—	179	(179)	—	(179)
HSBC Bank USA	—	—	—	—	284	—	—	284	(284)	—	(284)
JPMorgan Chase Bank, N.A., London	824	—	—	824	—	—	—	—	824	—	824
Morgan Stanley and Co. International PLC	—	—	—	—	196	—	—	196	(196)	—	(196)
State Street Bank London	—	—	—	—	1,374	—	—	1,374	(1,374)	—	(1,374)
UBS AG	110	—	—	110	—	—	—	—	110	—	110

	$1,802	$—	$—	$1,802	$2,377	$—	$—	$2,377	$(575)	$—	$(575)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

601

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
CitiBank N.A.	$—	$—	$41,446,519	$41,446,519	$—	$—	$—	$—	$41,446,519	$(39,308,863)	$2,137,656
Goldman Sachs International	—	—	8,472,135	8,472,135	—	—	—	—	8,472,135	(8,060,000)	412,135
JPMorgan Chase Bank, N.A.	—	—	5,531,700	5,531,700	—	—	—	—	5,531,700	(5,260,000)	271,700
UBS AG	—	—	37,438,195	37,438,195	—	—	—	—	37,438,195	(35,391,700)	2,046,495

Total	$—	$—	$92,888,549	$92,888,549	$—	$—	$—	$—	$92,888,549	$(88,020,563)	$4,867,986

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$21,146,952	$21,146,952	$—	$—	$—	$—	$21,146,952	$(20,046,972)	$1,099,980
Goldman Sachs International	—	—	9,709,424	9,709,424	—	—	—	—	9,709,424	(9,220,000)	489,424
JPMorgan Chase Bank N.A.	—	—	2,340,335	2,340,335	—	—	—	—	2,340,335	(2,230,000)	110,335
UBS AG	—	—	24,468,350	24,468,350	—	—	—	—	24,468,350	(23,191,000)	1,277,350

Total	$—	$—	$57,665,061	$57,665,061	$—	$—	$—	$—	$57,665,061	$(54,687,972)	$2,977,089

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Structured Notes:    A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For

602

repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision.

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans:    Certain Portfolios invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

603

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

604

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the SA BlackRock Multi-Factor 70/30 Portfolio are expensed in the current period, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period.

LIBOR Risk:    A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or net asset value.

Recent Accounting and Regulatory Developments:    In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Portfolios.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2021
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$13,065,838	$149,419,931	$648,594,160	$15,054,543	$148,099,137
SA AB Small & Mid Cap Value	6,912,771	—	93,460,998	3,009,445	12,123,581
SA BlackRock Multi-Factor 70/30	34,505	—	640,645	78,398	—
SA BlackRock VCP Global Multi Asset	55,120,847	—	30,801,645	12,399,416	5,867,830
SA Columbia Technology	3,274,629	15,860,238	56,277,694	2,145,794	9,023,071
SA DFA Ultra Short Bond	68,148	(6,135,748)	69,706	6,078,656	—
SA Emerging Markets Equity Index	1,085,302	(1,427,024)	20,578,626	2,185,669	—
SA Federated Hermes Corporate Bond	42,956,552	4,529,282	119,373,374	56,764,993	14,638,518
SA Fidelity Institutional AM® International Growth	9,406,740	16,589,209	67,318,282	7,831,294	3,606,282
SA Fidelity Institutional AM® Real Estate	3,727,687	(4,119,357)	28,774,904	7,891,397	8,745,945
SA Fixed Income Index	11,928,954	5,413,298	40,170,547	13,208,937	1,306,593
SA Fixed Income Intermediate Index	6,311,004	389,197	19,571,255	7,132,415	—
SA Franklin BW U.S. Large Cap Value	29,559,081	5,253,830	223,255,438	26,782,877	81,259,424
SA Franklin Small Company Value	23,032,097	—	43,062,272	8,342,179	12,109,112

605

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2021
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Franklin Systematic U.S. Large Cap Value	$28,259,174	$7,599,377	$28,253,487	$25,384,817	$31,949,978
SA Franklin Tactical Opportunities	759,869	435,942	7,324,238	923,232	83,259
SA Franklin U. S. Equity Smart Beta	95,277	(859,275)	17,978,280	3,463,380	1,116
SA Global Index Allocation 60/40	70,631	569,711	7,412,353	912,210	663,954
SA Global Index Allocation 75/25	91,877	629,125	7,517,457	707,804	469,267
SA Global Index Allocation 90/10	2,830,543	2,860,001	29,393,672	—	—
SA Goldman Sachs Global Bond	9,801,254	(1,645,128)	30,684,641	1,678,891	—
SA Goldman Sachs Multi-Asset Insights	743,282	922,169	3,633,632	86,515	398,352
SA Index Allocation 60/40	186,850	2,393,150	25,261,344	2,333,341	2,962,670
SA Index Allocation 80/20	4,621,577	7,571,235	57,332,621	—	1,752,287
SA Index Allocation 90/10	12,192,901	19,533,151	152,615,024	—	4,152,860
SA International Index	11,652,955	165,248	84,326,262	12,378,443	—
SA Invesco Growth Opportunities	18,020,540	26,511,930	143,165,289	2,114,299	37,586,601
SA Invesco Main Street Large Cap	3,191,435	23,063,522	108,352,949	5,719,990	28,066,939
SA Janus Focused Growth	5,241,419	50,905,494	222,729,680	3,053,747	31,108,589
SA JPMorgan Diversified Balanced	8,191,111	18,704,424	27,203,267	8,998,973	4,188,574
SA JPMorgan Emerging Markets	3,999,682	(23,913,535)	61,992,937	3,875,432	—
SA JPMorgan Equity-Income	19,968,628	40,032,678	253,466,453	21,810,996	77,934,577
SA JPMorgan Global Equities	6,222,078	(4,745,129)	92,261,833	5,030,443	9,322,515
SA JPMorgan MFS Core Bond	66,280,692	—	98,448,234	49,744,811	—
SA JPMorgan Mid-Cap Growth	21,724,166	69,619,276	167,876,363	1,734,645	53,978,885
SA Large Cap Growth Index	5,072,005	14,874,290	106,874,676	3,306,464	6,625,657
SA Large Cap Index	48,137,572	45,935,933	1,280,365,401	48,610,473	31,355,963
SA Large Cap Value Index	9,187,287	2,105,793	11,949,456	25,657,712	4,949,554
SA MFS Blue Chip Growth	11,773,100	71,601,446	243,300,851	3,668,614	59,957,057
SA MFS Massachusetts Investors Trust	6,041,430	43,774,705	424,512,804	5,992,880	87,325,603
SA MFS Total Return	7,363,228	29,144,939	100,739,732	9,192,471	14,912,233
SA Mid Cap Index	14,274,897	8,423,517	58,363,948	3,758,219	2,765,320
SA Morgan Stanley International Equities	5,036,574	(1,524,596)	68,753,650	8,054,543	7,048,140
SA PIMCO RAE International Value	19,595,901	—	(7,959,360)	17,205,669	—
SA PIMCO VCP Tactical Balanced	46,864,737	46,400,509	16,529,008	53,120,781	25,524,336
SA PineBridge High-Yield Bond	13,386,938	(21,232,073)	6,758,207	17,143,902	—
SA Putnam International Growth and Income	6,103,640	(1,161,235)	29,370,631	5,909,187	94,909
SA Schroders VCP Global Allocation	2,138,973	87,838	35,928,225	8,223,835	1,890,481
SA Small Cap Index	2,821,886	8,250,735	66,004,327	3,740,118	7,671,891
SA T.Rowe Price Asset Allocation Growth	1,853,842	6,415,908	65,193,403	2,901,332	1,372,072
SA T.Rowe Price VCP Balanced	98,671,243	—	246,281,389	28,062,257	10,249,321
SA VCP Dynamic Allocation	182,250,900	670,344,834	1,418,229,079	245,451,686	498,518,083
SA VCP Dynamic Strategy	289,497,571	82,804,447	688,831,740	89,788,869	226,772,017
SA VCP Index Allocation	2,429,558	4,983,152	55,822,183	6,942,562	4,264,020
SA WellsCap Aggressive Growth	2,058,465	12,669,680	99,809,205	2,657,904	8,882,041

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

606

As of January 31, 2021, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited
Portfolio	ST	LT
SA AB Growth	$—	$—
SA AB Small & Mid Cap Value	—	—
SA BlackRock Multi-Factor 70/30	—	—
SA BlackRock VCP Global Multi Asset	—	—
SA Columbia Technology	—	—
SA DFA Ultra Short Bond	387,236	5,748,512
SA Emerging Markets Equity Index	—	1,427,024
SA Federated Hermes Corporate Bond	—	—
SA Fidelity Institutional AM® International Growth	—	—
SA Fidelity Institutional AM® Real Estate	—	4,119,357
SA Fixed Income Index	—	—
SA Fixed Income Intermediate Index	—	—
SA Franklin BW U.S. Large Cap Value	—	—
SA Franklin Small Company Value	—	—
SA Franklin Systematic U.S. Large Cap Value	—	—
SA Franklin Tactical Opportunities	—	—
SA Franklin U. S. Equity Smart Beta	859,275	—
SA Global Index Allocation 60/40	—	—
SA Global Index Allocation 75/25	—	—
SA Global Index Allocation 90/10	—	—
SA Goldman Sachs Global Bond	—	1,645,128
SA Goldman Sachs Multi-Asset Insights	—	—
SA Index Allocation 60/40	—	—
SA Index Allocation 80/20	—	—
SA Index Allocation 90/10	—	—
SA International Index	—	—
SA Invesco Growth Opportunities	—	—
SA Invesco Main Street Large Cap	—	—
SA Janus Focused Growth	—	—
SA JPMorgan Diversified Balanced	—	—
SA JPMorgan Emerging Markets	23,913,535	—
SA JPMorgan Equity-Income	—	—
SA JPMorgan Global Equities	4,745,129	—
SA JPMorgan MFS Core Bond	—	—
SA JPMorgan Mid-Cap Growth	—	—
SA Large Cap Growth Index	—	—
SA Large Cap Index	—	—
SA Large Cap Value Index	—	—
SA MFS Blue Chip Growth	—	—
SA MFS Massachusetts Investors Trust	—	—
SA MFS Total Return	—	—
SA Mid Cap Index	—	—
SA Morgan Stanley International Equities	—	1,524,596
SA PIMCO RAE International Value	—	—
SA PIMCO VCP Tactical Balanced	—	—
SA PineBridge High-Yield Bond	—	21,232,073
SA Putnam International Growth and Income	1,161,235	—
SA Schroders VCP Global Allocation	—	—
SA Small Cap Index	—	—
SA T.Rowe Price Asset Allocation Growth	—	—
SA T.Rowe Price VCP Balanced	—	—
SA VCP Dynamic Allocation	—	—
SA VCP Dynamic Strategy	—	—
SA VCP Index Allocation	—	—
SA WellsCap Aggressive Growth	—	—

607

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2021, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA AB Growth	$—	$—	$—
SA AB Small & Mid Cap Value	—	—	—
SA BlackRock Multi-Factor 70/30	9,334	—	—
SA BlackRock VCP Global Multi Asset	124,332	—	—
SA Columbia Technology	—	—	—
SA DFA Ultra Short Bond	—	—	—
SA Emerging Markets Equity Index	—	—	—
SA Federated Hermes Corporate Bond	—	—	—
SA Fidelity Institutional AM® International Growth	—	—	—
SA Fidelity Institutional AM® Real Estate	—	—	—
SA Fixed Income Index	—	—	—
SA Fixed Income Intermediate Index	—	—	—
SA Franklin BW U.S. Large Cap Value	—	—	—
SA Franklin Small Company Value	—	—	—
SA Franklin Systematic U.S. Large Cap Value	—	—	—
SA Franklin Tactical Opportunities	8,181	—	—
SA Franklin U. S. Equity Smart Beta	—	—	—
SA Global Index Allocation 60/40	25,084	—	—
SA Global Index Allocation 75/25	22,012	—	—
SA Global Index Allocation 90/10	—	—	—
SA Goldman Sachs Global Bond	—	—	—
SA Goldman Sachs Multi-Asset Insights	20,057	—	—
SA Index Allocation 60/40	71,015	—	—
SA Index Allocation 80/20	—	—	—
SA Index Allocation 90/10	—	—	—
SA International Index	—	—	—
SA Invesco Growth Opportunities	—	—	—
SA Invesco Main Street Large Cap	—	—	—
SA Janus Focused Growth	—	—	—
SA JPMorgan Diversified Balanced	—	—	—
SA JPMorgan Emerging Markets	—	—	—
SA JPMorgan Equity-Income	—	—	—
SA JPMorgan Global Equities	—	—	—
SA JPMorgan MFS Core Bond	—	—	—
SA JPMorgan Mid-Cap Growth	—	—	—
SA Large Cap Growth Index	—	—	—
SA Large Cap Index	—	—	—
SA Large Cap Value Index	—	—	—
SA MFS Blue Chip Growth	—	—	—
SA MFS Massachusetts Investors Trust	—	—	—
SA MFS Total Return	—	—	—
SA Mid Cap Index	—	—	—
SA Morgan Stanley International Equities	—	—	—
SA PIMCO RAE International Value	—	—	—
SA PIMCO VCP Tactical Balanced	512,048	—	—
SA PineBridge High-Yield Bond	—	—	—
SA Putnam International Growth and Income	—	—	—
SA Schroders VCP Global Allocation	—	—	—
SA Small Cap Index	—	—	—
SA T.Rowe Price Asset Allocation Growth	55,929	—	—
SA T.Rowe Price VCP Balanced	—	—	—
SA VCP Dynamic Allocation	—	—	—
SA VCP Dynamic Strategy	—	—	—
SA VCP Index Allocation	195,778	—	—
SA WellsCap Aggressive Growth	—	—	—

608

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA AB Growth	$942,244,406	$(1,678,421)	$940,565,985	$1,161,480,625
SA AB Small & Mid Cap Value	145,637,866	(6,803,424)	138,834,442	464,454,509
SA BlackRock Multi-Factor 70/30	2,162,657	(12,433)	2,150,224	50,958,976
SA BlackRock VCP Global Multi Asset	49,299,614	(19,215,891)	30,083,723	813,147,353
SA Columbia Technology	77,046,116	(837,639)	76,208,477	130,962,170
SA DFA Ultra Short Bond	38,545	(6,181)	32,364	402,552,372
SA Emerging Markets Equity Index	24,036,603	(9,453,436)	14,583,167	92,945,107
SA Federated Hermes Corporate Bond	137,713,291	(8,049,857)	129,663,434	1,438,325,204
SA Fidelity Institutional AM® International Growth	74,152,392	(4,164,709)	69,987,683	313,140,484
SA Fidelity Institutional AM® Real Estate	91,137,128	(3,840,596)	87,296,532	234,614,514
SA Fixed Income Index	35,515,739	(1,296,952)	34,218,787	536,276,924
SA Fixed Income Intermediate Index	17,370,031	(265,971)	17,104,060	518,090,302
SA Franklin BW U.S. Large Cap Value	416,367,963	(12,858,465)	403,509,498	1,213,201,864
SA Franklin Small Company Value	70,847,318	(7,368,100)	63,479,218	308,282,343
SA Franklin Systematic U.S. Large Cap Value	20,222,339	(6,865,147)	13,357,192	494,286,642
SA Franklin Tactical Opportunities	13,986,181	(1,075,125)	12,911,056	73,271,530
SA Franklin U.S. Equity Smart Beta	38,585,794	(1,657,058)	36,928,736	139,642,118
SA Global Index Allocation 60/40	12,424,402	(424,596)	11,999,806	70,804,280
SA Global Index Allocation 75/25	13,570,318	(537,507)	13,032,811	64,484,894
SA Global Index Allocation 90/10	56,889,965	(2,346,828)	54,543,137	225,714,140
SA Goldman Sachs Global Bond	28,941,799	(7,204,105)	21,737,694	407,504,629
SA Goldman Sachs Multi-Asset Insights	6,661,331	(609,765)	6,051,566	43,226,757
SA Index Allocation 60/40	42,111,788	(725,260)	41,386,528	186,921,024
SA Index Allocation 80/20	101,399,356	(971,672)	100,427,684	328,220,230
SA Index Allocation 90/10	289,291,352	(3,904,211)	285,387,141	873,124,400
SA International Index	173,637,351	(33,722,155)	139,915,196	619,709,771
SA Invesco Growth Opportunities	133,923,777	(11,639,238)	122,284,539	251,924,017
SA Invesco Main Street Large Cap	153,842,975	(3,152,461)	150,690,514	398,967,834
SA Janus Focused Growth	291,400,604	(2,470,540)	288,930,064	311,054,553
SA JPMorgan Diversified Balanced	39,944,707	(8,004,095)	31,940,612	307,771,602
SA JPMorgan Emerging Markets	51,257,950	(9,904,111)	41,353,839	203,621,263
SA JPMorgan Equity-Income	408,353,967	(7,697,993)	400,655,974	889,309,163
SA JPMorgan Global Equities	120,557,740	(5,579,395)	114,978,345	304,145,286
SA JPMorgan MFS Core Bond	97,568,103	(7,842,105)	89,725,998	2,224,464,996
SA JPMorgan Mid-Cap Growth	172,385,495	(11,237,305)	161,148,190	399,992,195
SA Large Cap Growth Index	151,259,064	(387,315)	150,871,749	206,370,593
SA Large Cap Index	1,815,012,717	(80,799,311)	1,734,213,406	1,734,232,510
SA Large Cap Value Index	68,564,749	(7,851,280)	60,713,469	300,785,962
SA MFS Blue Chip Growth	303,723,298	(4,074,596)	299,648,702	520,308,462
SA MFS Massachusetts Investors Trust	564,476,793	(3,227,389)	561,249,404	677,208,232
SA MFS Total Return	130,528,054	(3,067,460)	127,460,594	438,757,821
SA Mid Cap Index	109,405,049	(11,299,673)	98,105,376	341,755,803
SA Morgan Stanley International Equities	119,506,410	(26,173,459)	93,332,951	391,627,725
SA PIMCO RAE International Value	74,050,637	(30,414,217)	43,636,420	725,047,123
SA PIMCO VCP Tactical Balanced	31,099,096	(17,947,835)	13,151,261	1,422,357,576
SA PineBridge High-Yield Bond	12,104,128	(4,647,695)	7,456,433	291,980,337
SA Putnam International Growth and Income	63,531,456	(18,258,444)	45,273,012	271,962,652
SA Schroders VCP Global Allocation	60,662,596	(11,231,092)	49,431,504	573,429,612
SA Small Cap Index	86,161,001	(24,523,875)	61,637,126	267,269,576
SA T. Rowe Price Asset Allocation Growth	108,518,638	(8,147,251)	100,371,387	466,976,852
SA T. Rowe Price VCP Balanced	325,282,160	(34,117,899)	291,164,261	1,535,390,339
SA VCP Dynamic Allocation	2,381,800,331	(94,922,325)	2,286,878,006	9,798,349,044
SA VCP Dynamic Strategy	1,304,470,461	(63,990,417)	1,240,480,044	6,521,531,652
SA VCP Index Allocation	97,650,177	(5,412,173)	92,238,004	424,705,714
SA WellsCap Aggressive Growth	87,276,800	(5,363,539)	81,913,261	152,896,780

609

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There are no subadvisers for the SA Emerging Markets Equity Index, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA International Index and SA Small Cap Index Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
SA AB Small & Mid Cap Value(1)	$0-$250 million	0.950%
	> $250 million	0.900%
SA BlackRock Multi-	$0-$250 million	0.650%
Factor 70/30(2)	> $250 million	0.600%
SA BlackRock VCP Global Multi Asset(3)	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA Columbia Technology(4)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
SA DFA Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
SA Emerging Markets Equity Index	$0-$2 billion	0.450%
	> $2 billion	0.400%
SA Federated Hermes Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
SA Fidelity Institutional AM® International Growth	$0-$100 million	0.78%
	> $100 million	0.76%
	> $200 million	0.75%
SA Fidelity Institutional AM® Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Fixed Income Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Fixed Income Intermediate Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Franklin BW U.S. Large Cap Value(5)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%

Portfolio	Assets	Management Fees
SA Franklin Small Company Value(6)	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
SA Franklin Systematic U.S. Large Cap Value	>$0	0.60%
SA Franklin Tactical Opportunities	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.650%
	> $2 billion	0.625%
SA Franklin U.S. Equity Smart Beta	$0-$100 million	0.500%
	> $100 million	0.480%
	> $250 million	0.460%
	> $500 million	0.440%
	> $750 million	0.430%
SA Global Index Allocation 60/40	> $0	0.100%
SA Global Index Allocation 75/25	> $0	0.100%
SA Global Index Allocation 90/10	> $0	0.100%
SA Goldman Sachs Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Goldman Sachs Multi-Asset Insights	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.665%
SA Index Allocation 60/40	> $0	0.100%
SA Index Allocation 80/20	> $0	0.100%
SA Index Allocation 90/10	> $0	0.100%
SA International Index	$0-$2 billion	0.400%
	> $2 billion	0.350%
SA Invesco Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Invesco Main Street Large Cap(7)	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%

610

Portfolio	Assets	Management Fees
SA Janus Focused Growth(8)	> $0	0.850%
SA JPMorgan Diversified Balanced(9)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Emerging Markets(10)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
SA JPMorgan Equity-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
SA JPMorgan MFS Core Bond(11)	> $0	0.600%
SA JPMorgan Mid-Cap Growth	$0-$100 million	0.800%
	> $100 million	0.750%
SA Large Cap Growth Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Large Cap Index(12)	$0-$2 billion	0.400%
	> $2 billion	0.320%
	> $3 billion	0.280%
SA Large Cap Value Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA MFS Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
SA MFS Massachusetts Investors Trust(13)	$0-$600 million	0.700%
	> $600 million	0.650%
	> $1.5 billion	0.600%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SA Mid Cap Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Morgan Stanley International Equities(14)	$0-$250 million	0.850%
	> $250 million	0.800%
	> $500 million	0.750%
SA PIMCO RAE International Value(15)	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%

Portfolio	Assets	Management Fees
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.860%
	> $750 million	0.850%
	> $1.5 billion	0.820%
SA PineBridge High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Putnam International Growth and Income(16)	$0-$150 million	1.000%
	> $150 million	0.900%
	> $300 million	0.800%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%
SA Small Cap Index	$0-$2 billion	0.350%
	> $2 billion	0.300%
SA T. Rowe Price Asset Allocation Growth	$0-$400 million	0.700%
	> $400 million	0.685%
	> $900 million	0.660%
	> $1.9 billion	0.635%
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
SA VCP Dynamic Allocation(17)(18)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Dynamic Strategy(17)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Index Allocation	$0-$500 million	0.200%
	> $500 million	0.175%
SA WellsCap Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%

(1)	Effective November 1, 2020, the Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA AB Small & Mid Cap Value Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.90% on the first $250 million, and 0.85% thereafter.

611

(2)	The Advisor contractually agreed through April 30, 2022 and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock Multi-Factor 70/30 Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.40% on the first $250 million, and 0.35% thereafter. The Advisor has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs.
(3)	The Adviser contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock VCP Global Multi Asset Portfolio so that the advisory fee payable by the Portfolio is equal to 0.85% on the first $500 million of the Portfolio’s average daily net assets, 0.81% on the next $2.5 billion of the Portfolio’s average daily net assets, and 0.79% over $3 billion of the Portfolio’s average daily net assets.
(4)	The Advisor voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the SA Columbia Technology Portfolio.
(5)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Franklin BW U.S. Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(6)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Franklin Small Company Value Portfolio so that the advisory fee payable by the Portfolio is equal to 0.95% on the first $200 million, 0.87% on the next $300 million and 0.85% thereafter.
(7)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Invesco Main Street Large Cap Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.75% on the first $50 million, 0.70% on the next $200 million and 0.65% thereafter.
(8)	The Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio, so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% average daily net assets.
(9)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee with respect to SA JPMorgan Diversified Balanced Portfolio in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “ Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(10)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA JPMorgan Emerging Markets Portfolio that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(11)	The Advisor contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio.
(12)	Pursuant to a Third Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2022, and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees, the Advisor is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.26% of the Portfolio’s average daily net assets on the first $2 billion, 0.18% of the Portfolio’s average daily net assets on the next $1 billion, and 0.14% of the Portfolio’s average daily net assets over $3 billion.
(13)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA MFS Massachusetts Investors Trust Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.66% on the first $600 million, 0.61% on the next $900 million and 0.56% thereafter.
(14)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Morgan Stanley International Equities Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% thereafter.
(15)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA PIMCO RAE International Value Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.765% on the first $250 million, and 0.74% thereafter.
(16)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(17)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee, with respect to SA VCP Dynamic Allocation and SA VCP Dynamic Strategy Portfolios in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolios’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolios’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(18)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA VCP Dynamic Allocation Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.25% on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion, and 0.19% over $8 billion.

612

For the six months ended July 31, 2021, SAAMCo waived advisory fees as follows:

Portfolio	Amount
SA AB Small & Mid Cap Value	$155,230
SA BlackRock Multi-Factor 70/30	85,097
SA BlackRock VCP Global Multi Asset	76,942
SA Columbia Technology	90,849
SA Franklin BW U.S. Large Cap Value	384,765
SA Franklin Small Company Value	95,202
SA Invesco Main Street Large Cap	125,958
SA Janus Focused Growth	273,599
SA JPMorgan Diversified Balanced	70,867
SA JPMorgan Emerging Markets	139,229
SA JPMorgan MFS Core Bond	1,054,732
SA Large Cap Index	2,242,754
SA MFS Massachusetts Investors Trust	229,456
SA Morgan Stanley International Equities	122,820
SA PIMCO RAE International Value	198,629
SA Putnam International Growth and Income	76,759
SA VCP Dynamic Allocation	259,995
SA VCP Dynamic Strategy	40,560

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SA AB Growth SA AB Small & Mid Cap Value SA VCP Dynamic Allocation (Subadviser for a portion of the Portfolio) SA VCP Dynamic Strategy (Subadviser for a portion of the Portfolio)

BlackRock Investment, LLC	SA BlackRock Multi-Factor 70/30
SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Franklin BW U.S. Large Cap Value

Columbia Management Investment Advisers, LLC	SA Columbia Technology

Dimensional Fund Advisers, L.P	SA DFA Ultra Short Bond

Federated Hermes Investment Management Company	SA Federated Hermes Corporate Bond

FIAM, LLC	SA Fidelity Institutional AM® International Growth SA Fidelity Institutional AM® Real Estate

Franklin Advisory Services, LLC	SA Franklin Small Company Value SA Franklin Systematic U.S. Large Cap Value SA Franklin U.S. Equity Smart Beta

Goldman Sachs Asset Management International	SA Goldman Sachs Global Bond SA Goldman Sachs Multi-Asset Insights

Invesco Advisers, Inc. (“Invesco”)	SA Invesco Growth Opportunities SA Invesco Main Street Large Cap

Janus Capital Management, LLC	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced

SA JPMorgan Emerging Markets

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)

SA JPMorgan Mid-Cap Growth

613

Subadviser	Portfolio

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Blue Chip Growth SA MFS Massachusetts Investors Trust SA MFS Total Return

Morgan Stanley Investment Management, Inc.	SA Morgan Stanley International Equities

Pacific Investment Management Company, LLC (“PIMCO”)	SA PIMCO RAE International Value
SA PIMCO VCP Tactical Balanced

PineBridge Investments, LLC	SA PineBridge High-Yield Bond

Putnam Investment Management, LLC	SA Putnam International Growth and Income

QS Investors, LLC	SA Franklin Tactical Opportunities

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price Asset Allocation Growth
SA T. Rowe Price VCP Balanced
SA VCP Index Allocation (Subadviser for a portion of the Portfolio)

Wells Capital Management Incorporated	SA WellsCap Aggressive Growth

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2022. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 3
SA BlackRock Multi-Factor 70/30	0.51%	0.76%
SA BlackRock VCP Global Multi Asset	0.91%	1.16%
SA Emerging Markets Equity Index	0.58%	0.83%
SA Fidelity Institutional AM® International Growth	0.88%	1.13%
SA Fixed Income Index	0.34%	0.59%
SA Fixed Income Intermediate Index	0.34%	0.59%
SA Franklin Tactical Opportunities	0.81%	1.06%
SA Franklin U.S. Equity Smart Beta	0.70%	0.95%
SA Global Index Allocation 60/40	0.18%	0.43%
SA Global Index Allocation 75/25	0.18%	0.43%
SA Global Index Allocation 90/10	0.18%	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	1.06%
SA Index Allocation 60/40	0.18%	0.43%
SA Index Allocation 80/20	0.18%	0.43%
SA Index Allocation 90/10	0.18%	0.43%
SA International Index	0.52%	0.77%
SA Large Cap Growth Index	0.35%	0.60%
SA Large Cap Value Index	0.35%	0.60%
SA Mid Cap Index	0.40%	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	1.16%
SA Schroders VCP Global Allocation	0.90%	1.15%
SA Small Cap Index	0.45%	0.70%
SA T. Rowe Price Asset Allocation Growth	0.81%	1.06%
SA T. Rowe Price VCP Balanced	0.90%	1.15%
SA VCP Index Allocation	0.28%	0.53%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

614

For the six months ended July 31, 2021, pursuant to the contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Factor 70/30	$108,932
SA BlackRock VCP Global Multi Asset	64,040
SA Emerging Markets Equity Index	46,938
SA Fidelity Institutional AM® International Growth	—
SA Fixed Income Index	40,818
SA Fixed Income Intermediate Index	33,506
SA Franklin Tactical Opportunities	32,581
SA Franklin U.S. Equity Smart Beta	—
SA Global Index Allocation 60/40	7,668
SA Global Index Allocation 75/25	9,667
SA Global Index Allocation 90/10	—
SA Goldman Sachs Multi-Asset Insights	36,825
SA Index Allocation 60/40	—
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	—
SA Invesco VCP Equity-Income	—
SA Large Cap Growth Index	20,315
SA Large Cap Value Index	18,921
SA Mid Cap Index	—
SA PIMCO VCP Tactical Balanced	—
SA Schroders VCP Global Allocation	11,527
SA Small Cap Index	—
SA T. Rowe Price Asset Allocation Growth	—
SA T. Rowe Price VCP Balanced	—
SA VCP Index Allocation	—

For the six months ended July 31, 2021, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2021	January 31, 2022	January 31, 2023	July 31, 2023
SA BlackRock Multi-Factor 70/30	$—	$—	$103,812	108,932
SA BlackRock VCP Global Multi Asset	—	—	515,286	64,040
SA Emerging Markets Equity Index	29,099	78,623	133,967	46,938
SA Fidelity Institutional AM® International Growth	16,369	—	—	—
SA Fixed Income Index	—	69,183	99,897	40,818
SA Fixed Income Intermediate Index	—	66,359	98,346	33,506
SA Franklin Tactical Opportunities	—	88,916	114,100	32,581
SA Franklin U.S. Equity Smart Beta	—	—	—	—
SA Global Index Allocation 60/40	3,876	40,585	44,947	7,668
SA Global Index Allocation 75/25	1,949	41,516	49,112	9,667
SA Global Index Allocation 90/10	14,143	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	56,566	127,700	36,825
SA Index Allocation 60/40	1,769	—	—	—
SA Index Allocation 80/20	—	—	—	—
SA Index Allocation 90/10	—	—	—	—
SA International Index	—	—	—	—
SA Invesco VCP Equity-Income	—	—	—	—
SA Large Cap Growth Index	—	98,760	54,776	20,315
SA Large Cap Value Index	—	71,673	66,481	18,921
SA Mid Cap Index	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—
SA Schroders VCP Global Allocation	25,670	—	266,505	11,527
SA Small Cap Index	33,430	32,839	49,434	—
SA T. Rowe Price Asset Allocation Growth	118,323	130,802	35,278	—
SA T. Rowe Price VCP Balanced	—	—	—	—
SA VCP Index Allocation	—	—	—	—

615

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the six months ended July 31, 2021, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended July 31, 2021, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended July 31, 2021, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended July 31, 2021 were as follows:

	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA AB Growth	$196,507,910	$295,727,250	$—	$—
SA AB Small & Mid Cap Value	190,468,044	258,788,149	—	—
SA BlackRock Multi-Factor 70/30	44,609,071	14,937,024	—	—
SA BlackRock VCP Global Multi Asset	527,818,477	500,201,352	94,148,784	70,849,150
SA Columbia Technology	53,923,038	30,853,148	—	—
SA DFA Ultra Short Bond	54,257,015	35,083,000	53,007,002	69,493,010
SA Emerging Market Equity Index	2,323,375	1,766,415	—	—
SA Federated Hermes Corporate Bond	285,025,439	100,159,577	—	—
SA Fidelity Institutional AM® International Growth	327,352,133	322,421,612	—	—
SA Fidelity Institutional AM® Real Estate	39,434,771	64,665,592	—	—
SA Fixed Income Index	—	13,373,081	58,566,406	46,169,168
SA Fixed Income Intermediate Index	62,778,224	13,565,790	104,324,069	12,555,000
SA Franklin BW U.S. Large Cap Value	412,125,926	508,383,382	—	—
SA Franklin Small Company Value	107,155,150	146,901,922	—	—
SA Franklin Systematic U.S. Large Value	550,186,931	524,962,889	—	—
SA Franklin Tactical Opportunities	16,468,619	11,580,679	2,596,121	1,229,928
SA Franklin U.S. Equity Smart Beta	35,065,776	35,233,635	—	—
SA Global Index Allocation 60/40	15,337,550	7,018,521	—	—
SA Global Index Allocation 75/25	15,719,774	4,230,032	—	—
SA Global Index Allocation 90/10	51,964,031	10,374,848	—	—
SA Goldman Sachs Global Bond	625,509,080	605,096,838	200,348,560	208,038,970
SA Goldman Sachs Multi-Asset Insights	25,549,382	25,318,988	—	—
SA Index Allocation 60/40	34,931,410	19,490,538	—	—
SA Index Allocation 80/20	45,945,287	22,397,601	—	—
SA Index Allocation 90/10	126,198,315	38,272,832	—	—
SA International Index	44,685,681	27,160,569	—	—
SA Invesco Growth Opportunities	73,721,871	91,759,096	—	—
SA Invesco Main Street Large Cap	136,744,798	129,841,240	—	—
SA Janus Focused Growth	95,413,396	119,848,866	—	—
SA JPMorgan Diversified Balanced	88,391,104	74,893,328	39,382,175	45,635,251
SA JPMorgan Emerging Markets	87,160,367	97,697,835	—	—
SA JPMorgan Equity-Income	159,330,842	173,252,936	—	—
SA JPMorgan Global Equities	129,148,698	149,644,997	—	—
SA JPMorgan MFS Core Bond	304,802,818	243,910,928	1,123,977,450	1,007,663,289

616

	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA JPMorgan Mid-Cap Growth	$134,832,805	$154,892,049	$—	$—
SA Large Cap Growth Index	32,956,516	43,654,203	—	—
SA Large Cap Index	249,337,643	194,405,005	—	—
SA Large Cap Value Index	48,327,109	36,065,990	—	—
SA MFS Blue Chip Growth	231,300,901	277,189,102	—	—
SA MFS Massachusetts	129,908,315	161,918,455	—	—
SA MFS Total Return	55,618,102	75,719,982	29,623,699	25,330,127
SA Mid Cap Index	42,232,317	38,258,046	—	—
SA Morgan Stanley International Equities	53,181,184	70,128,915	—	—
SA PIMCO RAE International Value	163,509,999	189,010,810	—	—
SA PIMCO VCP Tactical Balanced	51,501,520	44,844,609	242,232,493	287,747,526
SA PineBridge High Yield Bond	113,497,981	112,696,324	—	—
SA Putnam International Growth and Income	47,488,344	46,557,890	—	—
SA Schroders VCP Global Allocation	292,034,114	237,943,383	—	—
SA Small Cap Index	61,167,006	54,760,492	—	—
SA T. Rowe Price Asset Allocation Growth	161,782,819	76,279,845	33,605,890	18,589,460
SA T. Rowe Price VCP Balanced	292,215,336	388,656,564	124,640,198	97,379,884
SA VCP Dynamic Allocation	292,043,066	1,041,760,852	501,438,189	549,965,070
SA VCP Dynamic Strategy	1,434,786,445	887,114,631	600,883,085	299,552,211
SA VCP Index Allocation	53,456,730	64,403,401	—	—
SA WellsCap Aggressive Growth	70,463,452	67,351,132	—	—

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA AB Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	757,083	$51,737,245	907,866	$43,156,772	8,309	$529,675	25,714	$1,313,578

Reinvested dividends	—	—	1,857,813	109,722,459	—	—	134,858	7,866,258

Shares redeemed	(2,114,508)	(136,764,211)	(3,817,747)	(212,978,768)	(116,831)	(7,665,027)	(244,913)	(13,648,760)

Net increase (decrease)	(1,357,425)	$(85,026,966)	(1,052,068)	$(60,099,537)	(108,522)	$(7,135,352)	(84,341)	$(4,468,924)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	424,019	$27,257,870	433,367	$24,232,523

Reinvested dividends	—	—	795,061	45,564,963

Shares redeemed	(453,709)	(30,520,475)	(1,260,469)	(66,732,816)

Net increase (decrease)	(29,690)	$(3,262,605)	(32,041)	$3,064,670

	SA AB Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,534,498	$29,531,749	3,062,245	$31,556,529	5,033	$93,234	20,253	$199,299

Reinvested dividends	—	—	250,004	3,367,550	—	—	18,913	254,570

Shares redeemed	(2,065,941)	(37,177,860)	(847,661)	(10,418,853)	(56,624)	(1,060,125)	(91,031)	(1,132,544)

Net increase (decrease)	(531,443)	$(7,646,111)	2,464,588	$24,505,226	(51,591)	$(966,891)	(51,865)	$(678,675)

617

	SA AB Small & Mid Cap Value Portfolio
	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	473,220	$8,610,124	5,949,189	$56,776,374

Reinvested dividends	—	—	863,534	11,510,906

Shares redeemed	(3,533,133)	(63,476,318)	(7,213,592)	(94,314,903)

Net increase (decrease)	(3,059,913)	$(54,866,194)	(400,869)	$(26,027,623)

	SA BlackRock Multi-Factor 70/30 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the period October 13, 2020* to January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the period October 13, 2020* to January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	6,667	$100,005	1,764,719	$29,848,299	1,238,692	$19,007,633

Reinvested dividends	—	—	36	565	—	—	4,895	77,833

Shares redeemed	—	—	—	—	(12,250)	(209,380)	(1,377)	(22,366)

Net increase (decrease)	—	$—	6,703	100,570	1,752,469	$29,638,919	1,242,210	$19,063,100

	SA BlackRock VCP Global Multi Asset Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	59,676	$696,130	57	$732	1,812,962	$21,027,473	2,490,728	$27,307,207

Reinvested dividends	—	—	285	3,156	—	—	1,649,873	18,264,090

Shares redeemed	(544)	(6,524)	(29)	(310)	(2,440,137)	(28,688,673)	(5,368,017)	(58,553,429)

Net increase (decrease)	59,132	$689,606	313	$3,578	(627,175)	$(7,661,200)	(1,227,416)	$(12,982,132)

	SA Columbia Technology Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	55,213	$672,399	309,673	$2,442,603	34,890	$409,434	31,486	$241,796

Reinvested dividends	—	—	174,333	1,589,915	—	—	58,857	514,998

Shares redeemed	(136,753)	(1,659,490)	(545,571)	(4,455,517)	(29,122)	(335,755)	(149,465)	(1,275,834)

Net increase (decrease)	(81,540)	$(987,091)	(61,565)	$(422,999)	5,768	$73,679	(59,122)	$(519,040)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	2,900,366	$32,491,918	4,049,346	$32,154,093

Reinvested dividends	—	—	1,065,094	9,063,952

Shares redeemed	(772,434)	(8,717,384)	(2,372,706)	(19,954,951)

Net increase (decrease)	2,127,932	$23,774,534	2,741,734	$21,263,094

	SA DFA Ultra Short Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,432,434	$35,991,833	3,211,639	$34,226,740	225,845	$2,336,703	907,239	$9,531,016

Reinvested dividends	—	—	223,955	2,351,532	—	—	22,236	230,583

Shares redeemed	(1,413,152)	(14,814,530)	(5,874,181)	(62,581,746)	(268,106)	(2,774,531)	(845,745)	(8,874,202)

Net increase (decrease)	2,019,282	$21,177,303	(2,438,587)	$(26,003,474)	(42,261)	$(437,828)	83,730	$887,397

*	Commencement of operations

618

	SA DFA Ultra Short Bond Portfolio
	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	2,643,943	$27,093,473	12,539,696	$130,547,018

Reinvested dividends	—	—	340,462	3,496,541

Shares redeemed	(3,493,457)	(35,802,162)	(8,446,319)	(87,746,473)

Net increase (decrease)	(849,514)	$(8,708,689)	4,433,839	$46,297,086

	SA Emerging Markets Equity Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	622,082	$11,301,532	1,161,855	$16,326,776	277,695	$5,034,600	334,160	$5,187,229

Reinvested dividends	—	—	131,541	2,087,549	—	—	6,206	98,120

Shares redeemed	(762,324)	(13,656,393)	(802,497)	(11,362,651)	(107,815)	(1,961,912)	(91,839)	(1,364,173)

Net increase (decrease)	(140,242)	$(2,354,861)	490,899	$7,051,674	169,880	$3,072,688	248,527	$3,921,176

	SA Federated Hermes Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,612,236	$77,096,633	4,101,218	$56,153,377	37,118	$511,919	61,716	$850,283

Reinvested dividends	—	—	1,899,520	25,966,438	—	—	64,198	877,589

Shares redeemed	(2,260,141)	(31,214,528)	(5,586,358)	(76,964,769)	(121,630)	(1,675,582)	(231,748)	(3,162,179)

Net increase (decrease)	3,352,095	$45,882,105	414,380	$5,155,046	(84,512)	$(1,163,663)	(105,834)	$(1,434,307)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	7,903,983	$107,668,285	8,260,883	$114,656,074

Reinvested dividends	—	—	3,283,676	44,559,484

Shares redeemed	(1,274,947)	(17,503,247)	(6,959,250)	(91,371,310)

Net increase (decrease)	6,629,036	$90,165,038	4,585,309	$67,844,248

	SA Fidelity Institutional AM® International Growth Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,680,105	$34,864,516	2,279,533	$34,114,461	212,523	$4,346,119	135,006	$2,377,437

Reinvested dividends	—	—	595,470	11,338,619	—	—	5,207	98,957

Shares redeemed	(1,890,953)	(38,375,944)	(4,045,248)	(71,174,847)	(8,590)	(170,619)	(19,137)	(352,490)

Net increase (decrease)	(210,848)	$(3,511,428)	(1,170,245)	$(25,721,767)	203,933	$4,175,500	121,076	$2,123,904

	SA Fidelity Institutional AM® Real Estate Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	770,841	$11,737,078	2,228,523	$22,956,440	2,025	$28,746	21,683	$252,904

Reinvested dividends	—	—	497,045	6,302,527	—	—	19,641	248,459

Shares redeemed	(1,521,507)	(20,652,672)	(1,012,226)	(12,501,794)	(35,546)	(503,754)	(54,795)	(689,931)

Net increase (decrease)	(750,666)	$(8,915,594)	1,713,342	$16,757,173	(33,521)	$(475,008)	(13,471)	$(188,568)

619

	SA Fidelity Institutional AM® Real Estate Portfolio
	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	144,134	$2,135,803	1,641,922	$19,513,972

Reinvested dividends	—	—	803,694	10,086,356

Shares redeemed	(1,473,167)	(21,548,861)	(1,617,305)	(19,917,314)

Net increase (decrease)	(1,329,033)	$(19,413,058)	828,311	$9,683,014

	SA Fixed Income Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,637,761	$51,322,024	9,735,955	$110,832,281	1,487,267	$16,372,554	3,736,026	$42,419,845

Reinvested dividends	—	—	1,168,029	13,163,683	—	—	120,486	1,351,847

Shares redeemed	(6,447,505)	(70,974,616)	(11,194,132)	(126,410,540)	(511,477)	(5,636,462)	(743,662)	(8,355,542)

Net increase (decrease)	(1,809,744)	$(19,652,592)	(290,148)	$(2,414,576)	975,790	$10,736,092	3,112,850	$35,416,150

	SA Fixed Income Intermediate Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	14,677,871	$156,916,745	8,219,262	$89,134,965	468,309	$4,989,035	2,230,820	$23,880,107

Reinvested dividends	—	—	606,854	6,517,607	—	—	57,405	614,808

Shares redeemed	(2,251,875)	(24,112,951)	(8,319,673)	(89,066,580)	(249,399)	(2,663,453)	(1,359,910)	(14,627,748)

Net increase (decrease)	12,425,996	$132,803,794	506,443	$6,585,992	218,910	$2,325,582	928,315	$9,867,167

	SA Franklin BW US Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,558,233	$58,143,046	6,895,254	$108,645,013	14,962	$323,971	107,861	$1,893,570

Reinvested dividends	—	—	3,896,137	69,740,861	—	—	169,560	3,038,519

Shares redeemed	(5,052,744)	(108,793,851)	(5,788,510)	(103,189,669)	(176,137)	(3,876,165)	(290,055)	(5,277,234)

Net increase (decrease)	(2,494,511)	$(50,650,805)	5,002,881	$75,196,205	(161,175)	$(3,552,194)	(12,634)	$(345,145)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	83,258	$1,836,501	2,518,377	$39,965,225

Reinvested dividends	—	—	1,982,177	35,262,921

Shares redeemed	(2,471,281)	(54,076,667)	(2,820,470)	(50,447,151)

Net increase (decrease)	(2,388,023)	$(52,240,166)	1,680,084	$24,780,995

	SA Franklin Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	436,500	$10,000,482	1,258,812	$18,673,969	558,309	$12,347,787	2,160,985	$28,351,757

Reinvested dividends	—	—	507,870	8,613,467	—	—	706,314	11,837,824

Shares redeemed	(1,477,025)	(32,183,184)	(1,003,570)	(16,201,860)	(1,305,319)	(28,745,542)	(2,610,538)	(43,498,256)

Net increase (decrease)	(1,040,525)	$(22,182,702)	763,112	$11,085,576	(747,010)	$(16,397,755)	256,761	$(3,308,675)

620

	SA Franklin Systematic U.S. Large Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,887,495	$43,811,778	2,060,096	$22,810,145	19,306	$295,544	11,589	$139,279

Reinvested dividends	—	—	2,301,814	29,256,059	—	—	59,994	761,326

Shares redeemed	(2,448,177)	(36,094,573)	(1,845,587)	(23,744,221)	(46,975)	(697,647)	(69,993)	(878,642)

Net increase (decrease)	439,318	$7,717,205	2,516,323	$28,321,983	(27,669)	$(402,103)	1,590	$21,963

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	1,732,512	$25,870,294	2,189,066	$26,161,445

Reinvested dividends	—	—	2,178,422	27,317,410

Shares redeemed	(992,879)	(14,528,839)	(1,440,122)	(17,973,517)

Net increase (decrease)	739,633	$11,341,455	2,927,366	$35,505,338

	SA Franklin Tactical Opportunities Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold .	20	$247	112	$1,220	573,088	$7,232,091	1,142,386	$12,096,644

Reinvested dividends	—	—	224	2,621	—	—	86,030	1,003,870

Shares redeemed	(57)	(713)	(104)	(1,107)	(79,273)	(993,912)	(219,788)	(2,419,792)

Net increase (decrease)	(37)	$(466)	232	$2,734	493,815	$6,238,179	1,008,628	$10,680,722

	SA Franklin U.S. Equity Smart Beta Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	777,488	$14,924,102	1,398,619	$19,400,391	83,230	$1,587,392	129,197	$1,979,638

Reinvested dividends	—	—	198,177	3,424,756	—	—	2,303	39,740

Shares redeemed	(946,570)	(17,253,464)	(1,061,430)	(16,473,695)	(10,341)	(193,830)	(17,745)	(287,388)

Net increase (decrease)	(169,082)	$(2,329,362)	535,366	$6,351,452	72,889	$1,393,562	113,755	$1,731,990

	SA Global Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	182	$3,311	6,876	$112,494	557,696	$10,246,409	1,385,248	$22,041,002

Reinvested dividends	—	—	358	6,212	—	—	90,720	1,569,952

Shares redeemed	(59)	(1,075)	(31)	(540)	(96,387)	(1,763,899)	(141,776)	(2,261,300)

Net increase (decrease)	123	$2,236	7,203	$118,166	461,309	$8,482,510	1,334,192	$21,349,654

	SA Global Index Allocation 75/25 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	2,192	$31,584	668,496	$12,632,224	988,435	$15,809,999

Reinvested dividends	—	—	294	5,137	—	—	67,251	1,171,934

Shares redeemed	(112)	(2,109)	(262)	(4,382)	(53,015)	(991,116)	(216,121)	(3,521,508)

Net increase (decrease)	(112)	$(2,109)	2,224	$32,339	615,481	$11,641,108	839,565	$13,460,425

621

	SA Global Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	27,687	$544,596	114,245	$1,576,364	2,385,134	$46,184,003	2,593,758	$40,060,460

Reinvested dividends	—	—	—	—	—	—	—	—

Shares redeemed	(1,725)	(33,825)	(3,870)	(61,569)	(241,627)	(4,623,185)	(618,880)	(9,534,314)

Net increase (decrease)	25,962	$510,771	110,375	$1,514,795	2,143,507	$41,560,818	1,974,878	$30,526,146

	SA Goldman Sachs Global Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,658,604	$19,639,081	194,333	$2,350,507	16,567	$193,780	21,800	$257,678

Reinvested dividends	—	—	46,046	555,775	—	—	1,831	21,858

Shares redeemed	(544,751)	(6,471,131)	(1,767,090)	(20,106,999)	(47,219)	(559,019)	(76,315)	(891,360)

Net increase (decrease)	1,113,853	$13,167,950	(1,526,711)	$(17,200,717)	(30,652)	$(365,239)	(52,684)	$(611,824)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	3,178,270	$36,459,064	3,769,895	$44,353,942

Reinvested dividends	—	—	93,248	1,101,258

Shares redeemed	(1,055,285)	(12,271,690)	(4,640,812)	(52,283,489)

Net increase (decrease)	2,122,985	$24,187,374	(777,669)	$(6,828,289)

	SA Goldman Sachs Multi-Asset Insights Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7	$81	11	$125	318,013	$3,949,138	632,304	$6,688,832

Reinvested dividends	—	—	154	1,790	—	—	41,862	483,077

Shares redeemed	(34)	(418)	(65)	(676)	(102,390)	(1,266,366)	(262,870)	(2,830,268)

Net increase (decrease)	(27)	$(337)	100	$1,239	215,623	$2,682,772	411,296	$4,341,641

	SA Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	26,459	$336,967	1,401,654	$19,388,677	3,051,718	$36,810,073

Reinvested dividends	—	—	1,234	16,058	—	—	406,364	5,279,953

Shares redeemed	(153)	(2,108)	(11,296)	(147,577)	(254,388)	(3,523,454)	(746,486)	(9,048,000)

Net increase (decrease)	(153)	$(2,108)	16,397	$205,448	1,147,266	$15,865,223	2,711,596	$33,042,026

	SA Index Allocation 80/20 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	25,628	$305,237	1,980,326	$30,076,277	4,609,692	$55,147,814

Reinvested dividends	—	—	886	11,833	—	—	130,567	1,740,454

Shares redeemed	(1,914)	(29,142)	(4,546)	(56,880)	(381,957)	(5,773,500)	(1,137,922)	(14,097,157)

Net increase (decrease)	(1,914)	$(29,142)	21,968	$260,190	1,598,369	$24,302,777	3,602,337	$42,791,111

622

	SA Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	36,724	$590,073	109,796	$1,331,207	6,575,018	$102,631,729	11,319,379	$137,146,760

Reinvested dividends	—	—	1,526	20,640	—	—	306,090	4,132,220

Shares redeemed	(4,514)	(70,599)	(8,833)	(113,235)	(863,842)	(13,379,302)	(3,194,360)	(39,661,278)

Net increase (decrease)	32,210	$519,474	102,489	$1,238,612	5,711,176	$89,252,427	8,431,109	$101,617,702

	SA International Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,143,339	$94,759,002	12,749,793	$129,670,232	484,689	$6,447,376	708,841	$7,843,806

Reinvested dividends	—	—	1,052,909	12,182,156	—	—	17,039	196,287

Shares redeemed	(3,560,064)	(45,666,452)	(7,836,098)	(85,050,293)	(286,194)	(3,763,297)	(298,147)	(3,507,187)

Net increase (decrease)	3,583,275	$49,092,550	5,966,604	$56,802,095	198,495	$2,684,079	427,733	$4,532,906

	SA Invesco Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,300,231	$16,729,425	1,945,566	$17,813,308	25,241	$298,962	12,737	$113,820

Reinvested dividends	—	—	1,895,497	20,111,214	—	—	44,282	441,490

Shares redeemed	(3,076,600)	(39,486,437)	(3,826,655)	(35,218,936)	(45,981)	(546,774)	(63,549)	(624,042)

Net increase (decrease)	(1,776,369)	$(22,757,012)	14,408	$2,705,586	(20,740)	$(247,812)	(6,530)	$(68,732)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	817,189	$9,300,153	982,550	$7,029,409

Reinvested dividends	—	—	1,996,684	19,148,196

Shares redeemed	(630,048)	(7,278,188)	(6,393,861)	(59,530,719)

Net increase (decrease)	187,141	$2,021,965	(3,414,627)	$(33,353,114)

	SA Invesco Main Street Large Cap Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,878,718	$50,533,945	1,260,597	$22,271,077	26	$668	3,672	$73,186

Reinvested dividends	—	—	1,129,038	25,674,322	—	—	11,846	269,507

Shares redeemed	(1,412,453)	(36,366,331)	(2,126,094)	(46,735,210)	(8,683)	(229,191)	(15,391)	(344,977)

Net increase (decrease)	466,265	$14,167,614	263,541	$1,210,189	(8,657)	$(228,523)	127	$(2,284)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	138,666	$3,674,858	383,870	$7,601,338

Reinvested dividends	—	—	346,733	7,843,100

Shares redeemed	(374,025)	(9,753,338)	(630,376)	(13,934,231)

Net increase (decrease)	(235,359)	$(6,078,480)	100,227	$1,510,207

623

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,962,044	$46,647,767	2,156,172	$33,177,666	681	$14,689	4,007	$61,289

Reinvested dividends	—	—	1,130,589	22,781,378	—	—	36,765	719,117

Shares redeemed	(2,451,857)	(54,220,831)	(3,241,711)	(60,139,164)	(30,286)	(684,086)	(75,673)	(1,400,171)

Net increase (decrease)	(489,813)	$(7,573,064)	45,050	$(4,180,120)	(29,605)	$(669,397)	(34,901)	$(619,765)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	499,705	$10,723,140	738,220	$13,015,634

Reinvested dividends	—	—	557,336	10,661,841

Shares redeemed	(631,297)	(14,087,066)	(1,710,811)	(29,823,485)

Net increase (decrease)	(131,592)	$(3,363,926)	(415,255)	$(6,146,010)

	SA JPMorgan Diversified Balanced Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	104,016	$2,270,881	196,968	$3,720,942	65,315	$1,448,090	86,015	$1,598,935
Reinvested dividends	—	—	164,455	3,247,981	—	—	25,418	500,995
Shares redeemed	(249,622)	(5,487,006)	(561,560)	(10,598,453)	(68,715)	(1,498,054)	(96,707)	(1,856,752)

Net increase (decrease)	(145,606)	$(3,216,125)	(200,137)	$(3,629,530)	(3,400)	$(49,964)	14,726	$243,178

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	755,173	$16,383,318	1,017,195	$19,205,440

Reinvested dividends	—	—	481,560	9,438,571

Shares redeemed	(358,161)	(7,788,470)	(1,190,094)	(22,142,388)

Net increase (decrease)	397,012	$8,594,848	308,661	$6,501,623

	SA JPMorgan Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	766,765	$8,259,781	1,087,476	$8,369,501	11,419	$122,447	14,136	$112,586
Reinvested dividends	—	—	188,000	1,695,764	—	—	5,649	50,731
Shares redeemed	(1,619,925)	(17,271,557)	(1,419,992)	(11,474,748)	(20,677)	(219,278)	(38,538)	(338,279)

Net increase (decrease)	(853,160)	$(9,011,776)	(144,516)	$(1,409,483)	(9,258)	$(96,831)	(18,753)	$(174,962)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	565,101	$5,989,889	1,702,066	$12,366,711

Reinvested dividends	—	—	239,206	2,128,937

Shares redeemed	(605,149)	(6,365,382)	(3,053,060)	(25,619,293)

Net increase (decrease)	(40,048)	$(375,493)	(1,111,788)	$(11,123,645)

624

	SA JPMorgan Equity-Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,757,536	$68,515,438	3,199,353	$89,208,995	36,540	$1,406,784	15,122	$478,283
Reinvested dividends	—	—	2,336,165	76,509,405	—	—	25,072	820,365
Shares redeemed	(2,576,169)	(95,755,999)	(3,417,806)	(110,021,520)	(31,360)	(1,188,766)	(53,414)	(1,686,338)

Net increase (decrease)	(818,633)	$(27,240,561)	2,117,712	$55,696,880	5,180	$218,018	(13,220)	$(387,690)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	431,149	$16,449,256	969,968	$28,345,032

Reinvested dividends	—	—	689,293	22,415,803

Shares redeemed	(450,079)	(16,904,937)	(642,890)	(20,717,199)

Net increase (decrease)	(18,930)	$(455,681)	1,016,371	$30,043,636

	SA JPMorgan Global Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,028,464	$22,910,965	549,795	$7,895,639	2,371	$51,450	4,627	$81,079

Reinvested dividends	—	—	695,602	12,778,216	—	—	6,577	120,554

Shares redeemed	(2,178,904)	(46,413,112)	(2,222,308)	(38,595,380)	(10,624)	(235,963)	(46,153)	(756,367)

Net increase (decrease)	(1,150,440)	$(23,502,147)	(976,911)	$(17,921,525)	(8,253)	$(184,513)	(34,949)	$(554,734)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	304,732	$6,602,693	312,390	$5,184,821

Reinvested dividends	—	—	79,944	1,454,188

Shares redeemed	(158,646)	(3,437,676)	(285,709)	(4,970,663)

Net increase (decrease)	146,086	$3,165,017	106,625	$1,668,346

	SA JPMorgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	16,630,097	$158,690,945	12,748,749	$123,989,788	16,716	$159,521	179,013	$1,738,799
Reinvested dividends	—	—	2,854,111	27,370,922	—	—	21,125	201,953
Shares redeemed	(6,998,974)	(66,981,186)	(21,515,817)	(201,716,322)	(87,420)	(833,508)	(184,665)	(1,767,624)

Net increase (decrease)	9,631,123	$91,709,759	(5,912,957)	$(50,355,612)	(70,704)	$(673,987)	15,473	$173,128

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	8,542,818	$80,328,392	16,453,942	$158,265,118

Reinvested dividends	—	—	2,336,347	22,171,936

Shares redeemed	(3,930,472)	(37,198,602)	(16,565,051)	(153,002,689)

Net increase (decrease)	4,612,346	$43,129,790	2,225,238	$27,434,365

625

	SA JPMorgan Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	851,580	$23,480,142	291,254	$5,731,198	8,198	$206,398	15,310	$303,046
Reinvested dividends	—	—	1,224,551	28,789,196	—	—	93,870	2,099,882
Shares redeemed	(2,059,298)	(55,847,447)	(2,532,534)	(56,040,937)	(52,007)	(1,345,015)	(132,700)	(2,817,865)

Net increase (decrease)	(1,207,718)	$(32,367,305)	(1,016,729)	$(21,520,543)	(43,809)	$(1,138,617)	(23,520)	$(414,937)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	1,312,663	$32,578,373	1,062,710	$22,926,560

Reinvested dividends	—	—	1,145,568	24,824,452

Shares redeemed	(246,373)	(6,209,624)	(1,720,162)	(36,658,012)

Net increase (decrease)	1,066,290	$26,368,749	488,116	$11,093,000

	SA Large Cap Growth Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	844,147	$22,102,807	668,147	$11,228,211	250,487	$6,495,574	414,163	$8,459,576

Reinvested dividends	—	—	415,250	9,496,766	—	—	19,086	435,355

Shares redeemed	(1,586,717)	(39,655,165	(2,881,921)	(59,597,382)	(33,175)	(891,551)	(108,420)	(2,266,464)

Net increase (decrease)	(742,570)	$(17,552,358)	(1,798,524)	$(38,872,405)	217,312	$5,604,023	324,829	$6,628,467

	SA Large Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,380,896	$244,867,540	14,548,168	$342,971,068	531,894	$17,694,044	586,849	$15,507,772

Reinvested dividends	—	—	2,782,479	79,105,862	—	—	30,334	860,574
Shares redeemed	(8,857,662)	(287,061,790)	(15,407,363)	(393,800,213)	(114,324)	(3,695,152)	(253,640)	(6,781,068)

Net increase (decrease)	(1,476,766)	$(42,194,250)	1,923,284	$28,276,717	417,570	$13,998,892	363,543	$9,587,278

	SA Large Cap Value Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,746,626	$32,815,579	2,496,984	$34,719,719	434,609	$8,070,110	471,704	$7,313,988

Reinvested dividends	—	—	1,897,153	29,481,760	—	—	72,613	1,125,506

Shares redeemed	(1,752,077)	(31,523,725)	(1,952,846)	(30,483,848)	(34,552)	(628,472)	(81,937)	(1,335,794)

Net increase (decrease)	(5,451)	$1,291,854	2,441,291	$33,717,631	400,057	$7,441,638	462,380	$7,103,700

	SA MFS Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,477,304	$44,254,954	376,053	$5,371,610	9,332	$162,618	13,231	$187,387

Reinvested dividends	—	—	3,317,007	50,285,822	—	—	20,312	306,704

Shares redeemed	(4,957,448)	(82,999,277)	(10,181,665)	(147,814,126)	(26,795)	(475,682)	(44,027)	(660,130)

Net increase (decrease)	(2,480,144)	$(38,744,323)	(6,488,605)	$(92,156,694)	(17,463)	$(313,064)	(10,484)	$(166,039)

626

	SA MFS Blue Chip Growth Portfolio
	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	577,273	$9,963,062	924,482	$13,550,904

Reinvested dividends	—	—	870,618	13,033,145

Shares redeemed	(635,871)	(11,339,166)	(1,841,135)	(26,157,520)

Net increase (decrease)	(58,598)	$(1,376,104)	(46,035)	$426,529

	SA MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,956,727	$82,862,267	2,127,715	$41,972,152	6,430	$177,126	4,042	$85,412
Reinvested dividends	—	—	2,544,379	60,632,562	—	—	28,237	673,733
Shares redeemed	(3,245,461)	(86,314,096)	(3,438,406)	(79,340,028)	(16,749)	(463,608)	(64,075)	(1,369,449)

Net increase (decrease)	(288,734)	$(3,451,829)	1,233,688	$23,264,686	(10,319)	$(286,482)	(31,796)	$(610,304)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	50,955	$1,410,980	757,621	$14,917,531

Reinvested dividends	—	—	1,350,725	32,012,188

Shares redeemed	(1,305,168)	(36,088,613)	(2,451,423)	(57,113,618)

Net increase (decrease)	(1,254,213)	$(34,677,633)	(343,077)	$(10,183,899)

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	78,153	$1,682,427	161,189	$2,996,244	9,966	$219,256	33,842	$637,438

Reinvested dividends	—	—	390,134	7,541,285	—	—	53,283	1,031,559

Shares redeemed	(572,529)	(12,288,484)	(1,057,193)	(19,977,539)	(92,249)	(1,988,431)	(163,507)	(3,128,279)

Net increase (decrease)	(494,376)	$(10,606,057)	(505,870)	$(9,440,010)	(82,283)	$(1,769,175)	(76,382)	$(1,459,282)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	524,391	$11,226,414	1,066,002	$20,082,294

Reinvested dividends	—	—	805,594	15,531,860

Shares redeemed	(622,405)	(13,219,925)	(1,446,503)	(26,967,815)

Net increase (decrease)	(98,014)	$(1,993,511)	425,093	$8,646,339

627

	SA Mid Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,324,353	$35,606,958	5,255,519	$53,535,185	940,427	$14,204,995	1,126,270	$12,004,204

Reinvested dividends	—	—	512,599	6,166,563	—	—	29,798	356,976

Shares redeemed	(2,790,668)	(40,934,828)	(3,991,620)	(43,861,162)	(173,897)	(2,588,154)	(277,520)	(3,121,312)

Net increase (decrease)	(466,315)	$(5,327,870)	1,776,498	$15,840,586	766,530	$11,616,841	878,548	$9,239,868

	SA Morgan Stanley International Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,252,632	$14,370,793	2,886,382	$25,690,154	85,302	$973,197	19,019	$181,039

Reinvested dividends	—	—	1,048,920	10,772,414	—	—	26,306	269,108

Shares redeemed	(3,226,729)	(36,038,398)	(4,295,841)	(41,557,133)	(89,883)	(1,032,546)	(133,851)	(1,308,881)

Net increase (decrease)	(1,974,097)	$(21,667,605)	(360,539)	$(5,094,565)	(4,581)	$(59,349)	(88,526)	$(858,734)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	538,034	$6,018,625	782,412	$7,286,217

Reinvested dividends	—	—	398,153	4,061,161

Shares redeemed	(606,261)	(6,937,688)	(1,616,867)	(15,655,141)

Net increase (decrease)	(68,227)	$(919,063)	(436,302)	$(4,307,763)

	SA PIMCO RAE International Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,568,418	$38,904,569	3,254,966	$36,972,254	5,238	$80,690	59,138	$757,734

Reinvested dividends	—	—	546,204	7,182,585	—	—	16,207	213,449

Shares redeemed	(3,015,037)	(44,943,645)	(2,501,261)	(31,569,828)	(46,466)	(699,702)	(83,238)	(1,061,876)

Net increase (decrease)	(466,619)	$(6,039,076)	1,299,909	$12,585,011	(41,228)	$(619,012)	(7,893)	$(90,693)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	397,498	$6,071,649	4,302,947	$50,546,787

Reinvested dividends	—	—	747,116	9,809,635

Shares redeemed	(2,499,422)	(37,716,136)	(4,058,097)	(51,838,144)

Net increase (decrease)	(2,101,924)	$(31,644,487)	991,966	$8,518,278

	SA PIMCO VCP Tactical Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	1,546,648	$17,791,155	1,744,704	$19,547,376

Reinvested dividends	—	—	785	8,665	—	—	7,155,273	78,636,452

Shares redeemed	—	—	—	—	(6,423,676)	(75,562,558)	(12,362,909)	(135,906,560)

Net increase (decrease)	—	$—	785	$8,665	(4,877,028)	$(57,771,403)	(3,462,932)	$(37,722,732)

628

	SA PineBridge High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,988,142	$16,928,017	7,613,617	$40,265,609	25,275	$142,732	55,533	$301,797

Reinvested dividends	—	—	1,591,230	8,608,552	—	—	74,911	405,270

Shares redeemed	(3,480,741)	(19,863,192)	(7,882,881)	(42,378,921)	(105,401)	(597,427)	(250,717)	(1,347,412)

Net increase (decrease)	(492,599)	$(2,935,175)	1,321,966	$6,495,240	(80,126)	$(454,695)	(120,273)	$(640,345)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	1,368,090	$7,712,254	4,225,487	$22,598,070

Reinvested dividends	—	—	1,513,981	8,130,080

Shares redeemed	(2,073,149)	(11,661,461)	(6,461,385)	(34,110,556)

Net increase (decrease)	(705,059)	$(3,949,207)	(721,917)	$(3,382,406)

	SA Putnam International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,475,141	$28,143,147	4,292,462	$34,960,606	2,521	$27,896	19,101	$160,817

Reinvested dividends	—	—	390,349	3,645,863	—	—	9,900	93,061

Shares redeemed	(1,593,519)	(17,686,576)	(2,415,413)	(21,183,239)	(22,152)	(253,385)	(46,842)	(399,138)

Net increase (decrease)	881,622	$10,456,571	2,267,398	$17,423,230	(19,631)	$(225,489)	(17,841)	$(145,260)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	306,248	$3,505,815	1,237,757	$9,808,272

Reinvested dividends	—	—	241,490	2,265,172

Shares redeemed	(784,286)	(8,822,987)	(1,787,099)	(16,406,666)

Net increase (decrease)	(478,038)	$(5,317,172)	(307,852)	$(4,333,222)

	SA Schroders VCP Global Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	431	$4,930	2,746	$28,901	212,232	$2,449,110	3,100,648	$32,595,686

Reinvested dividends	—	—	295	3,202	—	—	932,759	10,111,114

Shares redeemed	(350)	(4,182)	(777)	(8,040)	(3,518,243)	(41,296,718)	(5,509,553)	(59,451,001)

Net increase (decrease)	81	$748	2,264	$24,063	(3,306,011)	$(38,847,608)	(1,476,146)	$(16,744,201)

	SA Small Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,578,754	$24,546,557	4,203,168	$42,544,831	1,020,007	$15,738,804	851,557	$9,102,558

Reinvested dividends	—	—	895,496	10,710,133	—	—	58,932	701,876

Shares redeemed	(2,957,316)	(45,744,946)	(3,560,006)	(38,291,403)	(151,431)	(2,318,243)	(224,744)	(2,695,665)

Net increase (decrease)	(1,378,562)	$(21,198,389)	1,538,658	$14,963,561	868,576	$13,420,561	685,745	$7,108,769

629

	SA T. Rowe Price Asset Allocation Growth Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1	$19	11,809	$137,062	7,628,520	$110,567,019	11,378,841	$135,905,944

Reinvested dividends	—	—	486	6,445	—	—	322,366	4,266,959

Shares redeemed	(730)	(10,655)	(12,390)	(164,176)	(224,780)	(3,281,342)	(2,475,940)	(31,822,760)

Net increase (decrease)	(729)	$(10,636)	(95)	$(20,669)	7,403,740	$107,285,677	9,225,267	$108,350,143

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	81	$1,107	86	$1,021	1,574,432	$21,936,662	7,883,661	$88,490,737

Reinvested dividends	—	—	171	2,180	—	—	3,007,017	38,309,398

Shares redeemed	(80)	(1,104)	(132)	(1,615)	(4,274,682)	(59,493,997)	(14,994,413)	(183,313,554)

Net increase (decrease)	1	$3	125	$1,586	(2,700,250)	$(37,557,335)	(4,103,735)	$(56,513,419)

	SA VCP Dynamic Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	9,158	$130,940	5,936	$81,713	3,121,780	$43,599,068	4,908,525	$66,245,177

Reinvested dividends	—	—	1,127	14,992	—	—	55,936,449	743,954,777

Shares redeemed	(188)	(2,717)	(3,242)	(44,625)	(48,553,855)	(696,719,655)	(99,341,239)	(1,316,134,268)

Net increase (decrease)	8,970	$128,223	3,821	$52,080	(45,432,075)	$(653,120,587)	(38,496,265)	$(505,934,314)

	SA VCP Dynamic Strategy Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	8,391	$130,562	229	$2,965	2,230,494	$32,829,560	2,448,997	$32,949,328

Shares issued in merger@	27,785	405,539	—	—	107,383,671	1,566,646,982	—	—

Reinvested dividends	—	—	808	10,749	—	—	23,765,025	316,550,137

Shares redeemed	(562)	(8,182)	(3,091)	(42,142)	(31,505,293)	(456,235,615)	(50,334,920)	(669,543,405)

Net increase (decrease)	35,614	$527,919	(2,054)	$(28,428)	78,108,872	$1,143,240,927	(24,120,898)	$(320,043,940)

	SA VCP Index Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	10,319	$129,136	6,983	$81,616	2,930,346	36,773,420	7,955,776	$84,945,876

Reinvested dividends	—	—	413	4,829	—	—	957,701	11,201,753

Shares redeemed	(104)	(1,293)	(32)	(387)	(1,006,358)	(12,702,085)	(6,043,930)	(65,347,561)

Net increase (decrease)	10,215	$127,843	7,364	$86,058	1,923,988	$24,071,335	2,869,547	$30,800,068

@	See Note 14

630

	SA WellsCap Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021		For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	73,259	$2,577,875	540,542	$13,508,066	1,118	$38,018	7,140	$194,954

Reinvested dividends	—	—	243,307	7,622,812	—	—	8,337	254,368

Shares redeemed	(524,401)	(18,422,742)	(773,585)	(20,910,516)	(26,021)	(870,588)	(18,505)	(512,205)

Net increase (decrease)	(451,142)	$(15,844,867)	10,264	$220,362	(24,903)	$(832,570)	(3,028)	$(62,883)

	Class 3
	For the six months ended July 31, 2021 (unaudited)		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	889,676	$29,610,063	726,916	$20,355,489

Reinvested dividends	—	—	122,582	3,662,765

Shares redeemed	(59,333)	(2,021,009)	(452,761)	(12,885,602)

Net increase (decrease)	830,343	$27,589,054	396,737	$11,132,652

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended July 31, 2021:

Portfolio	National Financial Services, LLC
SA Fidelity Institutional AM® International Growth	$6,126
SA Fidelity Institutional AM® Real Estate	11,612

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the six months ended July 31, 2021, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2021
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,688,404	$378,499	$48,643	$11,398	$(101,355)	$2,928,303
SA Fixed Income Index Portfolio, Class 1	—	—	16,648,104	1,804,661	3,839,460	290,723	(336,159)	14,567,869
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	9,279,328	7,429,957	223,928	17,159	48,526	16,551,042
SA International Index Portfolio, Class 1	—	—	17,515,834	2,647,895	500,883	131,646	1,858,852	21,653,344
SA Large Cap Index Portfolio, Class 1	—	—	16,801,899	2,275,159	2,053,482	743,634	2,475,910	20,243,120
SA Mid Cap Index Portfolio, Class 1	—	—	3,672,827	560,615	70,534	21,166	574,273	4,758,347
SA Small Cap Index Portfolio, Class 1	—	—	1,988,078	240,764	281,591	87,404	67,406	2,102,061

	$—	$—	$68,594,474	$15,337,550	$7,018,521	$1,303,130	$4,587,453	$82,804,086

†	Includes reinvestments of distributions paid.

631

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2021
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$3,568,211	$722,444	$38,023	$9,895	$(142,081)	$4,120,446
SA Fixed Income Index Portfolio, Class 1	—	—	8,820,475	1,422,640	1,982,093	158,076	(176,137)	8,242,961
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	4,818,824	4,586,059	68,965	5,496	31,010	9,372,424
SA International Index Portfolio, Class 1	—	—	18,152,821	4,109,869	195,374	24,413	2,071,720	24,163,449
SA Large Cap Index Portfolio, Class 1	—	—	17,558,531	3,500,759	1,523,722	477,420	3,007,098	23,020,086
SA Mid Cap Index Portfolio, Class 1	—	—	3,806,864	827,873	42,750	12,371	609,536	5,213,894
SA Small Cap Index Portfolio, Class 1	—	—	2,984,622	550,130	379,105	114,590	114,208	3,384,445

	$—	$—	$59,710,348	$15,719,774	$4,230,032	$802,261	$5,515,354	$77,517,705

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2021
SunAmerica Series Trust
SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$12,655,514	$2,656,748	$170,133	$50,051	$(524,504)	$14,667,676
SA Fixed Income Index Portfolio, Class 1	—	—	10,892,695	1,825,774	2,382,689	49,112	(56,571)	10,328,321
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,922,784	5,903,748	99,699	3,484	37,742	11,768,059
SA International Index Portfolio, Class 1	—	—	80,954,880	20,558,040	1,127,992	119,661	9,304,536	109,809,123
SA Large Cap Index Portfolio, Class 1	—	—	70,600,879	14,644,216	4,932,326	1,361,564	12,996,544	94,670,877
SA Mid Cap Index Portfolio, Class 1	—	—	17,712,556	3,899,608	248,975	46,979	2,861,577	24,271,745
SA Small Cap Index Portfolio, Class 1	—	—	12,718,305	2,475,897	1,413,034	430,167	530,141	14,741,476

	$—	$—	$211,457,613	$51,964,031	$10,374,848	$2,061,018	$25,149,465	$280,257,277

†	Includes reinvestment of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain(Loss)	Change Unrealized Gain (Loss)	Value at July 31, 2021
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$80,403,634	$7,208,940	$7,813,497	$2,576,121	$12,810,856	$95,186,054
SA Mid Cap Index Portfolio, Class 1	—	—	10,324,298	1,012,377	122,157	28,111	1,642,361	12,884,990
SA Small Cap Index Portfolio, Class 1	—	—	12,132,634	1,016,185	818,062	250,122	666,464	13,247,343
SA Fixed Income Index Portfolio, Class 1	—	—	46,707,925	3,386,107	10,154,219	912,197	(1,062,456)	39,789,554
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	26,139,565	19,297,528	391,885	29,857	147,805	45,222,870

632

SA Index Allocation 60/40 Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain(Loss)	Change Unrealized Gain (Loss)	Value at July 31, 2021
SA International Index Portfolio, Class 1	$—	$—	$17,215,405	$3,010,273	$190,718	$21,627	$1,920,154	$21,976,741

	$—	$—	$192,923,461	$34,931,410	$19,490,538	$3,818,035	$16,125,184	$228,307,552

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2021
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$41,193,684	$2,516,067	$8,316,113	$752,306	$(883,866)	$35,262,078
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	22,589,859	17,536,385	347,755	27,927	129,880	39,936,296
SA International Index Portfolio, Class 1	—	—	50,176,440	7,318,482	553,445	64,570	5,567,324	62,573,371
SA Large Cap Index Portfolio, Class 1	—	—	183,053,687	14,018,484	11,533,774	4,180,478	31,056,998	220,775,873
SA Mid Cap Index Portfolio, Class 1	—	—	37,135,672	2,967,734	421,506	101,276	5,885,830	45,669,006
SA Small Cap Index Portfolio, Class 1	—	—	22,374,043	1,588,135	1,225,008	355,223	1,338,897	24,431,290

	$—	$—	$356,523,385	$45,945,287	$22,397,601	$5,481,780	$43,095,063	$428,647,914

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2021
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$522,787,236	$53,190,650	$20,554,828	$7,598,652	$94,887,398	$657,909,108
SA Mid Cap Index Portfolio, Class 1	—	—	96,635,036	10,241,587	746,948	194,595	15,477,919	121,802,189
SA Small Cap Index Portfolio, Class 1	—	—	58,244,994	5,484,197	5,898,209	1,708,986	2,744,483	62,284,451
SA Fixed Income Index Portfolio, Class 1	—	—	47,846,564	3,894,924	9,475,972	188,252	(299,151)	42,154,617
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	25,937,631	22,088,941	273,855	17,766	156,378	47,926,861
SA International Index Portfolio, Class 1	—	—	176,527,560	31,298,016	1,323,020	126,669	19,805,090	226,434,315

	$—	$—	$927,979,021	$126,198,315	$38,272,832	$9,834,920	$132,772,117	$1,158,511,541

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2021
American International Group, Inc. — Common Stock	$49,496	$—	$2,933,798	$7,447	$123,404	$(8,768)	$783,087	$3,592,160

633

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain/ Loss	Change in Unrealized Gain (Loss)	Value at July 31, 2021
American International Group, Inc.
Common Stock	$10,925	$—	$649,921	$76,032	$52,953	$(12,941)	$179,409	$839,468

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2021
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$417,132,572	$1,342,237	$41,927,275	$8,043,346	$81,553,402	$466,144,282
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	—	5,200,000	704,094	(25,321)	(214,715)	4,255,870
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	69,398,372	14,258,745	4,612,487	(23,252)	(130,583)	78,890,795
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	49,955,473	161,716	5,882,804	1,010,163	(2,196,062)	43,048,486
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	264,235,288	35,937,949	16,720,265	588,823	5,309,093	289,350,888
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	47,020,688	161,714	9,882,804	(1,497,373)	12,287,097	48,089,322
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	239,828,110	711,547	25,184,339	6,710,450	13,624,779	235,690,547
SA Fixed Income Index Portfolio, Class 1	—	—	156,135,742	485,146	8,963,646	887,158	(756,775)	147,787,625
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	125,998,591	17,582,175	10,062,862	669,140	(603,781)	133,583,263
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	303,757,336	1,002,636	32,663,231	(5,012,286)	69,493,440	336,577,895
SA Franklin Small Company Value Portfolio, Class 1	—	—	101,814,769	323,431	14,765,609	(784,435)	17,730,379	104,318,535
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	81,336,312	242,573	8,429,284	1,299,358	13,020,024	87,468,983
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	35,181,096	6,129,371	2,306,243	105,256	(828,013)	38,281,467
SA International Index Portfolio, Class 1	—	—	133,710,145	323,431	23,080,842	4,828,877	8,398,172	124,179,783
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	156,854,456	452,803	22,071,852	5,583,952	2,801,823	143,621,182
SA Janus Focused Growth Portfolio, Class 1	—	—	141,554,114	452,803	20,071,852	7,397,379	19,792,244	149,124,688
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	40,845,161	113,200	9,017,963	4,244,182	(3,553,269)	32,631,311
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	393,940,873	1,293,725	39,062,434	7,167,644	70,178,580	433,518,388
SA JPMorgan Global Equities Portfolio, Class 1	—	—	197,496,503	582,175	27,378,095	3,079,219	29,779,800	203,559,602
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	664,694,422	56,247,843	40,070,979	1,687,518	2,895,225	685,454,029
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	115,147,428	323,432	25,230,911	9,856,655	(383,154)	99,713,450
SA Large Cap Growth Index Portfolio, Class 1	—	—	184,484,753	549,832	22,801,535	9,043,059	22,913,643	194,189,752
SA Large Cap Index Portfolio, Class 1	—	—	1,219,381,325	3,929,682	108,052,144	50,857,630	170,600,858	1,336,717,351
SA Large Cap Value Index Portfolio, Class 1	—	—	140,191,256	485,146	13,648,413	2,271,801	23,206,632	152,506,422

634

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2021
SA MFS Blue Chip Growth Portfolio, Class 1	$—	$—	$372,259,276	$1,164,351	$45,756,191	$19,160,553	$47,068,892	$393,896,881
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	365,223,787	1,180,521	41,044,471	7,898,262	65,363,291	398,621,390
SA Mid Cap Index Portfolio, Class 1	—	—	89,087,751	242,573	21,324,206	6,120,037	6,460,936	80,587,091
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	226,353,182	566,005	23,615,204	5,334,142	13,799,584	222,437,709
SA PIMCO RAE International Value Portfolio, Class 1	—	—	157,809,792	485,146	26,648,413	(4,188,364)	21,197,322	148,655,483
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	53,031,328	3,677,887	3,171,085	287,796	1,759,716	55,585,642
SA Small Cap Index Portfolio, Class 1	—	—	96,666,814	274,916	16,400,767	5,128,166	1,910,169	87,579,298
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	68,836,027	194,058	13,524,667	7,376,950	(5,382,395)	57,499,973
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	209,141,203	711,547	20,474,183	5,160,829	31,309,612	225,849,008
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	617,190,022	48,086,127	37,188,175	677,671	619,848	629,385,493
SA Multi-Managed International Equity Portfolio, Class 1	—	—	214,215,683	646,861	25,531,217	3,715,640	16,199,908	209,246,875
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	226,452,183	743,890	30,050,744	9,538,182	22,144,269	228,827,780
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	360,263,514	1,180,523	32,939,393	(1,003,843)	65,617,299	393,118,100
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	121,179,842	355,773	18,807,471	6,049,895	4,630,264	113,408,303
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	135,812,287	420,460	13,495,291	(1,177,841)	26,120,213	147,679,828
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	93,869,758	274,916	14,400,767	1,368,270	9,414,307	90,526,484
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	344,895,672	1,099,664	39,392,913	7,607,920	46,821,612	361,031,955
SA Wellington Real Return Portfolio, Class 1	—	—	164,200,896	19,582,175	10,378,095	609,396	4,405,695	178,420,067
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	209,667,531	646,862	35,531,218	9,720,812	8,420,007	192,923,994
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	653,759,112	62,215,499	39,494,418	736,552	(1,150,025)	676,066,720

	$—	$—	$10,060,010,445	$292,043,066	$1,041,760,852	$208,109,968	$941,649,363	$10,460,051,990

†	Includes reinvestments of distributions paid.

635

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2021
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$212,864,928	$43,935,282	$48,673,540	$17,787,630	$27,335,766	$253,250,066
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	113,302,705	23,559,499	32,761,923	1,759,412	23,374,265	129,233,958
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	29,238,447	13,277,662	2,426,545	(13,090)	(57,052)	40,019,422
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	30,827,786	6,367,432	3,866,573	707,347	(1,663,267)	32,372,725
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	91,300,519	34,196,243	7,092,978	98,689	2,465,743	120,968,216
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	25,720,450	6,367,432	8,866,573	(1,274,542)	7,066,177	29,012,944
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	81,053,845	24,828,810	12,370,802	3,357,294	4,235,388	101,104,535
SA Fixed Income Index Portfolio, Class 1	—	—	69,205,865	23,328,810	5,226,405	513,575	77,356	87,899,201
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	61,959,021	26,692,066	5,039,747	334,424	(164,082)	83,781,682
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	216,205,063	53,450,084	45,063,404	48,045	44,475,522	269,115,310
SA Franklin Small Company Value Portfolio, Class 1	—	—	38,139,365	8,914,405	12,468,805	(130,253)	6,042,365	40,497,077
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	55,688,799	14,008,352	8,106,461	1,317,377	9,158,317	72,066,384
SA Franklin U.S. Systematic Large Cap Value Portfolio, Class 1	—	—	179,680,308	43,334,887	33,803,118	3,002,736	27,967,937	220,182,750
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	27,022,447	12,640,919	2,239,888	85,211	(556,943)	36,951,746
SA International Index Portfolio, Class 1	—	—	79,769,923	19,102,296	13,599,719	3,077,986	5,615,443	93,965,929
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	32,132,107	11,257,203	15,450,999	3,283,879	(994,282)	30,227,908
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	270,612,519	47,458,241	30,741,958	6,944,391	42,550,565	336,823,758
SA Janus Focused Growth Portfolio, Class 1	—	—	167,157,687	40,594,363	30,856,063	12,236,162	22,974,768	212,106,917
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	18,771,158	3,820,459	5,619,944	631,547	(307,963)	17,295,257
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	251,645,964	61,127,350	41,774,705	5,040,136	44,436,635	320,475,380
SA JPMorgan Global Equities Portfolio, Class 1	—	—	92,859,236	21,649,270	16,346,349	2,000,690	14,188,333	114,351,180
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	228,708,309	87,627,349	17,919,102	877,378	1,926,676	301,220,610
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	78,003,018	21,345,094	23,437,516	9,981,017	(2,238,605)	83,653,008

636

SA VCP Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2021
SA Large Cap Growth Index Portfolio, Class 1	$—	$—	$91,091,767	$20,375,783	$15,045,233	$6,034,093	$11,016,659	$113,473,069
SA Large Cap Index Portfolio, Class 1	—	—	545,310,880	127,348,645	88,331,463	41,598,842	59,656,204	685,583,108
SA Large Cap Value Index Portfolio, Class 1	—	—	120,258,500	30,563,674	16,742,955	2,766,637	19,260,243	156,106,099
SA MFS Blue Chip Growth, Class 1	—	—	163,259,186	41,020,878	33,127,146	5,042,704	25,453,213	201,648,835
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	268,501,108	81,163,889	40,818,422	7,994,822	50,450,653	367,292,050
SA Mid Cap Index Portfolio, Class 1	—	—	53,707,684	12,734,864	13,733,146	4,270,085	3,573,385	60,552,872
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	40,823,540	9,551,149	9,799,860	266,487	3,036,767	43,878,083
SA PIMCO RAE International Value Portfolio, Class 1	—	—	125,630,990	31,837,162	17,832,866	(355,156)	14,674,911	153,955,041
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	17,462,130	6,957,202	1,306,601	128,050	635,139	23,875,920
SA Putnam International Growth and Income Portfolio, Class 1	—	—	97,598,682	23,559,498	13,761,923	931,364	12,096,638	120,424,259
SA Small Cap Index Portfolio, Class 1	—	—	51,726,002	10,187,892	14,486,517	4,876,765	(933,756)	51,370,386
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	86,177,824	21,012,526	15,443,095	4,025,095	10,531,708	106,304,058
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	165,037,245	65,572,026	13,066,012	271,382	1,047,763	218,862,404
SA Multi-Managed International Equity Portfolio, Class 1	—	—	93,813,159	22,922,756	10,219,664	2,445,826	6,876,017	115,838,094
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	189,852,917	46,888,310	31,277,123	7,995,437	21,730,573	235,190,114
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	287,008,509	71,315,241	54,544,626	(2,101,039)	53,631,688	355,309,773
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	88,362,995	17,828,810	14,226,405	5,118,598	4,094,435	101,178,433
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	55,545,063	12,734,864	16,733,146	15,375	9,786,403	61,348,559
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	118,733,797	22,922,756	22,519,663	6,158,699	7,418,940	132,714,529
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	—	9,000,000	—	—	(73,362)	8,926,638
SA Wellington Real Return Portfolio, Class 1	—	—	58,893,399	20,281,838	4,479,776	243,757	1,871,454	76,810,672
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	199,804,877	80,123,174	15,865,872	645,716	205,003	264,912,898

	$—	$—	$5,370,469,723	$1,434,786,445	$887,114,631	$170,040,580	$593,949,740	$6,682,131,857

†	Includes reinvestments of distributions paid.

637

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2021
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$67,091,078	$4,176,778	$18,489,136	$1,621,143	$(1,980,273)	$52,419,590
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	37,465,436	27,243,506	5,564,216	450,379	(241,096)	59,354,009
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	43,669,342	5,536,926	4,683,740	950,191	3,933,329	49,406,048
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	174,311,583	12,667,542	28,727,347	7,728,725	24,661,446	190,641,949
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	29,623,306	2,232,749	2,871,036	844,133	3,942,322	33,771,474
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	23,594,075	1,599,229	4,067,926	1,326,660	446,681	22,898,719

	$—	$—	$375,754,820	$53,456,730	$64,403,401	$12,921,231	$30,762,409	$408,491,789

†	Includes reinvestments of distributions paid.

At July 31, 2021, the following affiliates owned outstanding shares of the following Portfolios:

Holder	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond	SA Emerging Markets Equity Index
USL	2.85%	3.83%	5.00%	10.01%	6.56%	3.77%	0.65%
AGL	62.15%	72.65%	94.46%	85.71%	91.27%	66.44%	8.30%
VALIC	0.21%	0.26%	0.54%	4.28%	2.17%	0.45%	0.15%
Seasons Series Trust Allocation Balanced Portfolio	0.27%	0.22%	—	—	—	0.01%	0.84%
Seasons Series Trust Allocation Growth Portfolio	0.67%	0.48%	—	—	—	0.02%	3.99%
Seasons Series Trust Allocation Moderate Growth Portfolio	0.85%	0.73%	—	—	—	0.04%	4.49%
Seasons Series Trust Allocation Moderate Portfolio	0.46%	0.35%	—	—	—	0.03%	1.71%
SAST SunAmerica VCP Dynamic Allocation Portfolio	20.98%	0.68%	—	—	—	19.40%	35.39%
SAST SunAmerica VCP Dynamic Strategy Portfolio	11.40%	20.80%	—	—	—	9.84%	26.62%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	2.41%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	3.39%
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	12.06%

638

Holder	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Value
USL	3.89%	0.37%	3.64%	1.37%	0.74%	2.22%	3.13%	3.17%
AGL	67.77%	2.07%	67.76%	10.91%	5.49%	57.12%	55.10%	52.85%
VALIC	0.45%	0.01%	0.13%	0.83%	0.18%	0.08%	0.24%	0.97%
Seasons Series Trust Allocation Balanced Portfolio	0.30%	1.02%	0.55%	2.64%	2.94%	0.41%	0.29%	—
Seasons Series Trust Allocation Growth Portfolio	0.61%	3.04%	1.41%	1.91%	1.45%	0.94%	0.91%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	0.96%	3.72%	1.77%	3.57%	3.27%	1.23%	1.14%	—
Seasons Series Trust Allocation Moderate Portfolio	0.51%	1.72%	0.96%	2.48%	2.75%	0.65%	0.50%	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	17.99%	61.62%	14.83%	25.72%	24.84%	20.76%	27.87%	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	7.52%	26.43%	8.95%	15.30%	15.57%	16.59%	10.82%	43.01%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	6.92%	8.40%	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	6.14%	7.42%	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	7.33%	8.91%	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	9.12%	11.03%	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	2.53%	3.08%	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	1.43%	1.74%	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	1.80%	2.19%	—	—	—

Holder	SA Franklin Tactical Opportunities	SA Franklin U. S. Equity Smart Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
USL	4.65%	0.25%	11.08%	8.37%	7.75%	6.10%	9.85%	11.28%
AGL	94.53%	2.13%	85.74%	88.26%	89.20%	75.86%	84.14%	84.73%
VALIC	0.82%	—	3.18%	3.37%	3.05%	0.70%	6.01%	3.99%
Seasons Series Trust Allocation Balanced Portfolio	—	1.03%	—	—	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	—	2.05%	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	2.89%	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	—	1.43%	—	—	—	—	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	49.47%	—	—	—	8.82%	—	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	40.75%	—	—	—	8.52%	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	—

639

Holder	SA Franklin Tactical Opportunities	SA Franklin U. S. Equity Smart Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	—

Holder	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
USL	14.93%	8.21%	0.14%	2.74%	1.57%	2.04%	6.43%	3.76%
AGL	81.69%	87.43%	1.86%	49.86%	28.74%	35.61%	92.53%	68.58%
VALIC	3.38%	4.36%	0.06%	0.10%	0.26%	0.19%	1.04%	0.27%
Seasons Series Trust Allocation Balanced Portfolio	—	—	0.18%	0.50%	0.95%	0.56%	—	0.86%
Seasons Series Trust Allocation Growth Portfolio	—	—	0.62%	1.25%	2.46%	1.40%	—	2.39%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	0.73%	1.55%	3.13%	1.85%	—	2.95%
Seasons Series Trust Allocation Moderate Portfolio	—	—	0.33%	0.80%	1.62%	0.97%	—	1.41%
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	—	16.25%	35.69%	—	23.69%	—	12.93%
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	—	12.30%	7.51%	61.27%	33.69%	—	6.85%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	2.88%	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	8.19%	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	29.63%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	6.47%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	2.83%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	3.16%	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	14.37%	—	—	—	—	—

Holder	SA JPMorgan Equity-Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth
USL	1.74%	0.98%	2.86%	3.68%	0.58%	0.11%	0.71%	1.35%
AGL	35.10%	23.36%	47.33%	62.30%	6.66%	2.09%	5.67%	23.54%
VALIC	0.14%	0.02%	0.36%	0.25%	0.30%	0.04%	0.14%	0.23%
Seasons Series Trust Allocation Balanced Portfolio	0.64%	—	1.52%	0.25%	0.72%	0.21%	1.06%	0.42%
Seasons Series Trust Allocation Growth Portfolio	1.45%	—	0.41%	0.79%	1.91%	0.63%	2.23%	0.98%
Seasons Series Trust Allocation Moderate Growth Portfolio	1.79%	—	1.57%	0.96%	2.42%	0.75%	3.14%	1.25%
Seasons Series Trust Allocation Moderate Portfolio	1.04%	—	1.30%	0.49%	1.29%	0.36%	1.80%	0.62%
SAST SunAmerica VCP Dynamic Allocation Portfolio	33.40%	48.43%	31.02%	17.01%	54.36%	38.53%	42.13%	47.36%
SAST SunAmerica VCP Dynamic Strategy Portfolio	24.70%	27.21%	13.63%	14.27%	31.76%	19.76%	43.12%	24.25%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	2.74%	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	6.36%	—	—

640

Holder	SA JPMorgan Equity-Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	18.96%	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	5.49%	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	0.58%	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	0.66%	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	2.73%	—	—

Holder	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income
USL	1.57%	3.29%	0.58%	1.78%	2.51%	9.85%	3.04%	2.38%
AGL	37.05%	96.44%	8.12%	35.95%	56.03%	87.50%	62.29%	45.48%
VALIC	0.14%	0.27%	0.31%	0.20%	0.10%	2.65%	0.59%	0.04%
Seasons Series Trust Allocation Balanced Portfolio	—	—	0.32%	0.86%	0.22%	—	1.05%	1.56%
Seasons Series Trust Allocation Growth Portfolio	—	—	0.79%	2.86%	0.77%	—	1.47%	4.59%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	0.92%	3.34%	0.87%	—	3.42%	5.54%
Seasons Series Trust Allocation Moderate Portfolio	—	—	0.55%	1.51%	0.42%	—	1.78%	2.50%
SAST SunAmerica VCP Dynamic Allocation Portfolio	31.87%	—	18.30%	44.69%	19.20%	—	18.44%	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	29.37%	—	13.74%	8.81%	19.88%	—	7.92%	37.91%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	2.92%	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	10.37%	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	27.65%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	7.66%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	1.08%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	1.18%	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	5.51%	—	—	—	—	—

Holder	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
USL	10.68%	0.86%	5.76%	8.97%	8.18%	9.76%	11.83%	3.94%
AGL	86.00%	9.94%	93.58%	88.42%	91.01%	88.85%	82.74%	66.88%
VALIC	3.32%	0.31%	0.66%	2.61%	0.81%	1.39%	5.43%	0.55%
Seasons Series Trust Allocation Balanced Portfolio	—	0.42%	—	—	—	—	—	0.60%
Seasons Series Trust Allocation Growth Portfolio	—	1.05%	—	—	—	—	—	1.40%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	1.39%	—	—	—	—	—	1.77%
Seasons Series Trust Allocation Moderate Portfolio	—	0.68%	—	—	—	—	—	0.93%
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	26.51%	—	—	—	—	—	23.93%

641

Holder	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	15.54%	—	—	—	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	4.01%	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	7.39%	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	18.85%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	6.93%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	0.64%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	1.02%	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	4.46%	—	—	—	—	—	—

The affiliated funds (SAST and Seasons Series Trust) do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the affiliated within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

Note 9.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA Fidelity Institutional AM® International Growth, SA Goldman Sachs Global Bond, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA PIMCO RAE International Value and SA Putnam International Growth and Income Portfolios.

The SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JP Morgan Diversified Balanced, SA JPMorgan MFS Core Bond, SA MFS Total Return and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

SA Columbia Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

642

Note 10.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended July 31, 2021, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA AB Small & Mid Cap Value	8	$8,976	$28,043,750	1.44%
SA Columbia Technology	6	350	1,462,500	1.44
SA Fidelity Institutional AM® International Growth	50	5,311	2,462,500	1.44
SA Fidelity Institutional AM® Real Estate	20	3,102	3,861,250	1.44
SA Fixed Income Index	2	114	1,425,000	1.45
SA Franklin BW U.S. Large Cap Value	2	1,325	16,450,000	1.45
SA Franklin Small Company Value	5	2,821	14,105,000	1.44
SA Franklin Systematic U.S. Large Cap Value	9	1,432	3,955,556	1.44
SA Franklin Tactical Opportunities	1	11	275,000	1.42
SA International Index	3	749	6,200,000	1.45
SA Invesco Main Street Large Cap	4	36	225,000	1.44
SA Janus Focused Growth	16	1,696	2,632,813	1.45
SA JPMorgan Emerging Markets	9	432	1,191,667	1.45
SA JPMorgan Equity-Income	3	208	1,725,000	1.45
SA JPMorgan Global Equities	14	2,382	4,225,000	1.45
SA JPMorgan Mid-Cap Growth	3	538	4,450,000	1.45
SA Large Cap Growth Index	16	1,555	2,417,188	1.44
SA Large Cap Index	10	2,494	6,220,000	1.45
SA Large Cap Value Index	7	920	3,264,286	1.44
SA MFS Blue Chip Growth	8	1,177	3,662,500	1.45
SA MFS Massachusetts Investors Trust	8	1,350	4,200,000	1.45
SA PIMCO RAE International Value	35	7,249	5,150,000	1.44
SA PIMCO VCP Tactical Balanced	1	34	850,000	1.45
SA Putnam International Growth and Income	5	294	1,460,000	1.45
SA Small Cap Index	7	173	614,286	1.45
SA VCP Dynamic Strategy	1	74	1,825,000	1.45

At July 31, 2021, there were no borrowings outstanding.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended July 31, 2021, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for

643

customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended July 31, 2021, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
SA Federated Hermes Corporate Bond	$413,000	$—	$—
SA Invesco Main Street Large Cap	878,751	—	—
SA JPMorgan MFS Core Bond	14,107	—	—
SA MFS Total Return	—	39,778	24,802
SA T. Rowe Price Asset Allocation Growth	77,143	—	—
SA T. Rowe Price VCP Balanced	215,855	—	—

Note 13.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

The Board of Trustees of Anchor Series Trust (“AST”), on behalf of each of the SA PGI Asset Allocation Portfolio, the SA Wellington Capital Appreciation Portfolio, the SA Wellington Government and Quality Bond Portfolio and the SA Wellington Strategic Multi-Asset Portfolio, and the Board of Trustees of SunAmerica Series Trust (“SAST”), on behalf of each of the SA Columbia Technology Portfolio and the SA WellsCap Aggressive Growth Portfolio, (each, a “Target Portfolio”), have each determined that it is in the best interests of each of its respective Target Portfolios to reorganize into an existing series (each, an “Existing Acquiring Portfolio”) or a shell series (each, a “Shell Acquiring Portfolio”) of SAST, as shown in the table below. Each Shell Acquiring Portfolio in the table below will have the same investment objectives, strategies and policies as the Target Portfolio of the same name. Each proposed transaction is referred to as a “Reorganization” and each Shell Acquiring Portfolio and Existing Acquiring Portfolio is referred to as an “Acquiring Portfolio.”

Target Portfolios	Acquiring Portfolios
SA Columbia Technology Portfolio, a series of SAST	SA Wellington Capital Appreciation Portfolio, a newly created series of SAST

SA Wellington Capital Appreciation Portfolio, a series of AST	SA Wellington Capital Appreciation Portfolio, a newly created series of SAST
SA PGI Asset Allocation Portfolio, a series of AST	SA JPMorgan Diversified Balanced Portfolio, a series of SAST

SA Wellington Government and Quality Bond Portfolio, a series of AST	SA Wellington Government and Quality Bond Portfolio, a newly created series of SAST

SA Wellington Strategic Multi-Asset Portfolio, a series of AST	SA Wellington Strategic Multi-Asset Portfolio, a newly created series of SAST

SA WellsCap Aggressive Growth Portfolio, a series of SAST	SA JPMorgan Mid-Cap Growth Portfolio, a series of SAST

In each Reorganization, all of the Target Portfolio’s assets and liabilities would be transferred to the respective Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. If the Reorganization is completed, shareholders of the Target Portfolio will receive shares of the respective Acquiring Portfolio, the total value of which will be equal to the total value of their shares of the Target Portfolio on the date of the Reorganization, after which the Target Portfolio will cease operations.

Each Target Portfolio expects to convene a special meeting of its shareholders on or about October 27, 2021 to vote on the approval of its Reorganization. Shareholders of record of each Target Portfolio as of August 3, 2021 (the “Record Date”), are entitled to notice of and to vote at the special meeting, and they will receive proxy materials describing the relevant Reorganization. The Reorganization of the SA Columbia Technology Portfolio is contingent upon the Reorganization of the SA Wellington Capital Appreciation Portfolio. No other Reorganization of a Target Portfolio is contingent upon the Reorganization of any other Target Portfolio.

Note 14.  Portfolio Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA Invesco VCP Equity-Income Portfolio, a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA VCP Dynamic Strategy Portfolio, in exchange for shares of the SA VCP Dynamic Strategy Portfolio. The reorganization was consummated on May 2, 2021. The acquiring portfolio acquired all of the assets and liabilities of the target Portfolio as shown in the table below.

644

Class 1 shares of the SA Invesco VCP Equity-Income Portfolio were exchanged tax-free for Class 1 shares of the SA VCP Dynamic Strategy Portfolio at an exchange ratio of 0.79217 to 1. Class 3 shares of the SA Invesco VCP Equity-Income Portfolio were exchanged tax-free for Class 3 shares of the VCP Dynamic Strategy Portfolio at an exchange ratio of 0.79438 to 1. Shares of the SA Invesco VCP Equity-Income Portfolio issued in connection with the acquisition of SA VCP Dynamic Strategy Portfolio were 107,411,456 with the value of $1,567,052,521. The assets in the investment portfolio of SA Invesco VCP Equity-Income Portfolio with the value of $2,463,474 and identified cost of $2,408,360 as of the date of organization, were the principal assets acquired by the SA VCP Dynamic Strategy Portfolio. For financial statement purposes, assets received and shares issued by SA VCP Dynamic Strategy Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SA VCP Dynamic Strategy Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolio
SA Invesco VCP Equity-Income Portfolio				$55,114
Class 1	35,074	$405,539	$11.56
Class 3	135,178,617	1,566,646,982	11.59

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Acquiring Portfolio
SA VCP Dynamic Strategy Portfolio				$1,095,778,146
Class 1	15,807	$230,710	$14.60
Class 3	423,383,586	6,176,884,613	14.59

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Post Reorganization
SA VCP Dynamic Strategy Portfolio				$1,095,833,260
Class 1	43,592	$636,249	$14.60
Class 3	530,767,256	7,743,531,595	14.59

Assuming the reorganization has been completed on February 1, 2021, the beginning of the annual reporting period for the acquiring portfolio, the unaudited pro forma results of operations for the period ended July 31, 2021, are as follows:

Net investment income (loss)	$(7,518,693)
Net realized/unrealized gains (losses)	701,307,503
Change in net assets results from operations	693,788,810

645

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/17	$37.97	$0.04	$5.15	$5.19		$(0.09)	$—	$(5.33)	$(5.42)	$37.74	14.06%	$362,019	0.66%		0.10%		54%
01/31/18	37.74	0.03	13.10	13.13		(0.02)	—	(3.08)	(3.10)	47.77	35.78	491,203	0.65		0.06		53
01/31/19	47.77	0.01	1.74	1.75	(3)	(0.00)	—	(6.14)	(6.14)	43.38	4.03	1,054,212	0.64		0.03		56	(4)
01/31/20	43.38	(0.02)	10.44	10.42		(0.00)	—	(3.10)	(3.10)	50.70	24.48	1,104,442	0.64		(0.03)		28
01/31/21	50.70	(0.06)	15.88	15.82		—	—	(5.58)	(5.58)	60.94	31.55	1,263,528	0.64		(0.10)		25
07/31/21@	60.94	(0.06)	14.22	14.16		—	—	—	—	75.10	23.24	1,455,133	0.62	†	(0.18	)†	10

SA AB Growth Portfolio — Class 2
01/31/17	37.82	(0.02)	5.13	5.11		(0.02)	—	(5.33)	(5.35)	37.58	13.89	19,507	0.81		(0.05)		54
01/31/18	37.58	(0.03)	13.03	13.00		—	—	(3.08)	(3.08)	47.50	35.59	23,394	0.80		(0.08)		53
01/31/19	47.50	(0.05)	1.71	1.66	(3)	—	—	(6.14)	(6.14)	43.02	3.85	76,460	0.79		(0.12)		56	(4)
01/31/20	43.02	(0.09)	10.35	10.26		—	—	(3.10)	(3.10)	50.18	24.30	78,983	0.79		(0.18)		28
01/31/21	50.18	(0.14)	15.70	15.56		—	—	(5.58)	(5.58)	60.16	31.36	89,625	0.79		(0.25)		25
07/31/21@	60.16	(0.11)	14.04	13.93		—	—	—	—	74.09	23.15	102,325	0.77	†	(0.33	)†	10

SA AB Growth Portfolio — Class 3
01/31/17	37.55	(0.06)	5.09	5.03		—	—	(5.33)	(5.33)	37.25	13.79	119,270	0.91		(0.15)		54
01/31/18	37.25	(0.08)	12.91	12.83		—	—	(3.08)	(3.08)	47.00	35.44	136,572	0.90		(0.18)		53
01/31/19	47.00	(0.09)	1.68	1.59	(3)	—	—	(6.14)	(6.14)	42.45	3.74	412,105	0.89		(0.22)		56	(4)
01/31/20	42.45	(0.13)	10.20	10.07		—	—	(3.10)	(3.10)	49.42	24.18	439,589	0.89		(0.28)		28
01/31/21	49.42	(0.19)	15.45	15.26		—	—	(5.58)	(5.58)	59.10	31.23	523,827	0.89		(0.35)		25
07/31/21@	59.10	(0.14)	13.78	13.64		—	—	—	—	72.74	23.08	642,566	0.87	†	(0.43	)†	10

SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/17	14.80	0.06	5.13	5.19		(0.07)	—	(0.87)	(0.94)	19.05	35.85	105,585	0.95		0.36		57
01/31/18	19.05	0.07	2.56	2.63		(0.08)	—	(1.86)	(1.94)	19.74	14.54	91,640	0.95		0.36		33
01/31/19	19.74	0.07	(1.69)	(1.62)		(0.15)	—	(4.10)	(4.25)	13.87	(7.91)	80,718	0.96		0.39		43
01/31/20	13.87	0.11	0.35	0.46		—	—	(0.23)	(0.23)	14.10	3.22	81,549	0.98		0.78		31
01/31/21	14.10	0.10	1.38	1.48		(0.10)	—	(0.31)	(0.41)	15.17	10.90 (5)	125,104	0.95	(2)	0.83	(2)	69
07/31/21@	15.17	0.09	3.57	3.66		—	—	—	—	18.83	24.13	145,307	0.91	†(2)	1.00	†(2)	31

SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/17	14.78	0.04	5.12	5.16		(0.04)	—	(0.87)	(0.91)	19.03	35.67	14,727	1.10		0.21		57
01/31/18	19.03	0.04	2.56	2.60		(0.05)	—	(1.86)	(1.91)	19.72	14.37	14,443	1.10		0.21		33
01/31/19	19.72	0.04	(1.69)	(1.65)		(0.09)	—	(4.10)	(4.19)	13.88	(8.07)	11,091	1.11		0.23		43
01/31/20	13.88	0.09	0.35	0.44		—	—	(0.23)	(0.23)	14.09	3.07	9,951	1.13		0.63		31
01/31/21	14.09	0.09	1.37	1.46		(0.08)	—	(0.31)	(0.39)	15.16	10.72 (5)	9,921	1.10	(2)	0.71	(2)	69
07/31/21@	15.16	0.08	3.56	3.64		—	—	—	—	18.80	24.01	11,338	1.06	†(2)	0.82	†(2)	31

SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/17	14.68	0.02	5.09	5.11		(0.02)	—	(0.87)	(0.89)	18.90	35.57	501,178	1.20		0.11		57
01/31/18	18.90	0.02	2.53	2.55		(0.03)	—	(1.86)	(1.89)	19.56	14.21	510,169	1.20		0.11		33
01/31/19	19.56	0.02	(1.67)	(1.65)		(0.06)	—	(4.10)	(4.16)	13.75	(8.18)	433,575	1.21		0.13		43
01/31/20	13.75	0.07	0.36	0.43		—	—	(0.23)	(0.23)	13.95	3.03	392,439	1.23		0.53		31
01/31/21	13.95	0.07	1.36	1.43		(0.07)	—	(0.31)	(0.38)	15.00	10.60 (5)	415,983	1.20	(2)	0.60	(2)	69
07/31/21@	15.00	0.07	3.53	3.60		—	—	—	—	18.60	24.00	458,888	1.16	†(2)	0.73	†(2)	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21	07/21†@
SA AB Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	—%
SA AB Growth Class 2	0.00	0.00	0.00	0.00	0.00	—
SA AB Growth Class 3	0.00	0.00	0.00	0.00	0.00	—
SA AB Small & Mid-Cap Value Class 1	0.01	0.01	0.01	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 2	0.01	0.01	0.01	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 3	0.01	0.01	0.01	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(1)	07/21†@(1)
SA AB Small & Mid-Cap Value Class 1	0.02%	0.05%
SA AB Small & Mid-Cap Value Class 2	0.02	0.05
SA AB Small & Mid-Cap Value Class 3	0.02	0.05

(3)	Includes the effect of a merger.
(4)	Excludes purchases/sales due to merger.
(5)	The Portfolio’s performance figure was increased by 0.44% from gains on the disposal of investments due to a trading error.

See Notes to Financial Statements

646

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA BlackRock Multi-Factor 70/30 Portfolio — Class 1
10/13/20#- 01/31/21	$15.00	$0.06	$0.90	$0.96	$(0.08)	$—	$—	$(0.08)	$15.88	6.43%		$106	0.26	%†	1.25	%†	13%
07/31/21@	15.88	0.12	1.68	1.80	—	—	—	—	17.68	11.34		118	0.30	†	1.41	†	41

SA BlackRock Multi-Factor 70/30 Portfolio — Class 3
10/13/20#- 01/31/21	15.00	0.04	0.91	0.95	(0.08)	—	—	(0.08)	15.87	6.33		19,715	0.55	†	0.94	†	13
07/31/21@	15.87	0.10	1.68	1.78	—	—	—	—	17.65	11.22		52,850	0.55	†	1.22	†	41

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
09/26/16#- 01/31/17	10.67	0.01	(0.01)	0.00	(0.01)	—	(0.09)	(0.10)	10.57	0.00		100	0.91	†	0.21	†	161
01/31/18	10.57	0.07	1.36	1.43	(0.01)	—	(0.04)	(0.05)	11.95	13.51		120	0.91		0.62		160
01/31/19	11.95	0.11	(0.59)	(0.48)	(0.19)	—	(0.81)	(1.00)	10.47	(3.95)		121	0.91		0.96		166
01/31/20	10.47	0.12	1.13	1.25	(0.12)	—	(0.43)	(0.55)	11.17	11.95	(2)	137	0.90		1.13		154
01/31/21	11.17	0.07	0.39	0.46	(0.01)	—	(0.25)	(0.26)	11.37	4.15	(4)	143	0.91		0.64	(3)	163
07/31/21@	11.37	0.04	0.81	0.85	—	—	—	—	12.22	7.48		876	0.92	†	0.73	†	75

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/31/17	10.19	0.01	0.46	0.47	(0.01)	—	(0.09)	(0.10)	10.56	4.58		484,730	1.16		0.12		161
01/31/18	10.56	0.04	1.36	1.40	(0.00)	—	(0.04)	(0.04)	11.92	13.28		748,085	1.16		0.34		160
01/31/19	11.92	0.08	(0.59)	(0.51)	(0.12)	—	(0.81)	(0.93)	10.48	(4.24)		738,703	1.16		0.71		166
01/31/20	10.48	0.10	1.12	1.22	(0.09)	—	(0.43)	(0.52)	11.18	11.67	(2)	822,050	1.15		0.88		154
01/31/21	11.18	0.04	0.39	0.43	(0.00)	—	(0.25)	(0.25)	11.36	3.94	(4)	821,175	1.16		0.39	(3)	163
07/31/21@	11.36	0.03	0.81	0.84	—	—	—	—	12.20	7.39		873,734	1.17	†	0.56	†	75

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17		01/18	01/19	01/20	01/21	07/21†@
SA BlackRock Multi-Factor 70/30 Class 1	—%		—%	—%	—%	2.69%	1.09%
SA BlackRock Multi-Factor 70/30 Class 3	—		—	—	—	2.82	1.05
SA BlackRock VCP Global Multi Asset Class 1	0.07	†	(0.00)	(0.00)	0.01	0.08	0.03
SA BlackRock VCP Global Multi Asset Class 3	0.12		(0.00)	(0.00)	0.01	0.08	0.03

(2)	The Portfolio’s performance figure was increased by 0.02% from gains on the disposal of investments in violation of investment restrictions.
(3)	Includes a one time reimbursement received for interest income received related to prior years. The impact to the ratio of net investment income to average net assets is 0.10%.
(4)	The Fund’s performance figure was increased by 0.09% for a reimbursement of interest income from prior years.

See Notes to Financial Statements

647

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Columbia Technology Portfolio — Class 1
01/31/17	$4.63	$(0.01)	$1.72	$1.71	$—	$—	$—	$—	$6.34	36.93	%(3)	$12,239	1.06%		(0.22)%	56%
01/31/18	6.34	(0.01)	2.07	2.06	—	—	(0.93)	(0.93)	7.47	33.42		15,771	1.04		(0.22)	56
01/31/19	7.47	0.00	(0.19)	(0.19)	—	—	(1.00)	(1.00)	6.28	(2.36)		13,143	1.04		0.04	35
01/31/20	6.28	0.06	2.30	2.36	—	—	(0.75)	(0.75)	7.89	38.33		17,108	1.06		0.76	59
01/31/21	7.89	(0.01)	3.66	3.65	(0.04)	—	(0.77)	(0.81)	10.73	48.08		22,611	1.02		(0.11)	50
07/31/21@	10.73	(0.02)	2.15	2.13	—	—	—	—	12.86	19.85		26,057	0.97	†	(0.32)†	17

SA Columbia Technology Portfolio — Class 2
01/31/17	4.54	(0.02)	1.68	1.66	—	—	—	—	6.20	36.56	(3)	3,975	1.21		(0.37)	56
01/31/18	6.20	(0.02)	2.02	2.00	—	—	(0.93)	(0.93)	7.27	33.21		5,043	1.20		(0.37)	56
01/31/19	7.27	(0.01)	(0.18)	(0.19)	—	—	(1.00)	(1.00)	6.08	(2.42)		4,454	1.19		(0.11)	35
01/31/20	6.08	0.04	2.22	2.26	—	—	(0.75)	(0.75)	7.59	37.94		5,402	1.21		0.56	59
01/31/21	7.59	(0.02)	3.52	3.50	(0.03)	—	(0.77)	(0.80)	10.29	47.95		6,713	1.17		(0.26)	50
07/31/21@	10.29	(0.03)	2.07	2.04	—	—	—	—	12.33	19.83		8,112	1.12	†	(0.48)†	17

SA Columbia Technology Portfolio — Class 3
01/31/17	4.48	(0.02)	1.66	1.64	—	—	—	—	6.12	36.61	(3)	43,656	1.31		(0.47)	56
01/31/18	6.12	(0.03)	1.99	1.96	—	—	(0.93)	(0.93)	7.15	32.98		55,756	1.30		(0.47)	56
01/31/19	7.15	(0.01)	(0.19)	(0.20)	—	—	(1.00)	(1.00)	5.95	(2.62)		51,259	1.29		(0.21)	35
01/31/20	5.95	0.04	2.17	2.21	—	—	(0.75)	(0.75)	7.41	37.93		70,583	1.31		0.53	59
01/31/21	7.41	(0.03)	3.43	3.40	(0.03)	—	(0.77)	(0.80)	10.01	47.74		122,801	1.27		(0.38)	50
07/31/21@	10.01	(0.03)	2.01	1.98	—	—	—	—	11.99	19.78		172,535	1.22	†	(0.58)†	17

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17(2)	01/18(2)	01/19(2)	01/20(2)	01/21(2)	07/21†@(2)
SA Columbia Technology Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
SA Columbia Technology Class 2	0.10	0.10	0.10	0.10	0.10	0.10
SA Columbia Technology Class 3	0.10	0.10	0.10	0.10	0.10	0.10
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21	07/21†@
SA Columbia Technology Class 1	0.02%	0.02%	0.01%	0.01%	0.01%	0.00%
SA Columbia Technology Class 2	0.02	0.02	0.01	0.01	0.01	0.00
SA Columbia Technology Class 3	0.02	0.02	0.01	0.01	0.01	0.00
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

648

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA DFA Ultra Short Bond Portfolio — Class 1
01/31/17	$10.54	$0.04	$(0.04)	$0.00	$—	$—	$—	$—	$10.54	0.00%	$304,376	0.50	%(1)	0.41	%(1)	51	%(2)
01/31/18	10.54	0.09	(0.04)	0.05	(0.03)	—	—	(0.03)	10.56	0.51	215,125	0.50		0.89		89	(2)
01/31/19	10.56	0.18	0.02	0.20	(0.12)	—	—	(0.12)	10.64	1.90	208,490	0.50		1.65		72	(2)
01/31/20	10.64	0.20	0.02	0.22	(0.21)	—	—	(0.21)	10.65	2.08	170,367	0.51		1.85		35	(2)
01/31/21	10.65	0.02	(0.01)	0.01	(0.17)	—	—	(0.17)	10.49	0.11	142,266	0.51		0.20		110
07/31/21@	10.49	(0.02)	(0.00)	(0.02)	—	—	—	—	10.47	(0.19)	163,170	0.50	†	(0.34	)†	78

SA DFA Ultra Short Bond Portfolio — Class 2
01/31/17	10.42	0.01	(0.02)	(0.01)	—	—	—	—	10.41	(0.10)	15,865	0.65	(1)	0.14	(1)	51	(2)
01/31/18	10.41	0.08	(0.04)	0.04	(0.01)	—	—	(0.01)	10.44	0.42	14,206	0.65		0.76		89	(2)
01/31/19	10.44	0.16	0.01	0.17	(0.10)	—	—	(0.10)	10.51	1.68	15,715	0.65		1.52		72	(2)
01/31/20	10.51	0.18	0.02	0.20	(0.19)	—	—	(0.19)	10.52	1.95	14,150	0.66		1.69		35	(2)
01/31/21	10.52	0.00	(0.00)	(0.00)	(0.16)	—	—	(0.16)	10.36	(0.03)	14,805	0.66		0.01		110
07/31/21@	10.36	(0.03)	(0.00)	(0.03)	—	—	—	—	10.33	(0.29)	14,332	0.65	†	(0.49	)†	78

SA DFA Ultra Short Bond Portfolio — Class 3
01/31/17	10.34	0.00	(0.02)	(0.02)	—	—	—	—	10.32	(0.19)	201,194	0.75	(1)	0.03	(1)	51	(2)
01/31/18	10.32	0.07	(0.04)	0.03	(0.00)	—	—	(0.00)	10.35	0.32	175,836	0.75		0.66		89	(2)
01/31/19	10.35	0.15	0.01	0.16	(0.09)	—	—	(0.09)	10.42	1.56	184,763	0.75		1.41		72	(2)
01/31/20	10.42	0.17	0.02	0.19	(0.19)	—	—	(0.19)	10.42	1.80	190,713	0.76		1.58		35	(2)
01/31/21	10.42	(0.01)	(0.00)	(0.01)	(0.15)	—	—	(0.15)	10.26	(0.08)	233,226	0.76		(0.11)		110
07/31/21@	10.26	(0.03)	(0.00)	(0.03)	—	—	—	—	10.23	(0.29)	223,850	0.75	†	(0.59	)†	78

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17
SA DFA Ultra Short Bond Class 1	0.01%
SA DFA Ultra Short Bond Class 2	0.02
SA DFA Ultra Short Bond Class 3	0.02

(2)	Portfolio Turnover as previously disclosed in the January 31, 2020, 2019, 2018 and 2017 financial statements has been corrected to exclude the impact of purchases and sales of short-term securities.

See Notes to Financial Statements

649

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Emerging Markets Equity Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.17	$(0.94)	$(0.77)	$(0.17)	$(0.01)	$—	$(0.18)	$14.05	(5.01)%	$86,851	0.58	†(1)%	1.64	†(1)%	0%
01/31/20	14.05	0.32	(0.12)	0.20	—	—	—	—	14.25	1.42	85,824	0.58	(1)	2.27	(1)	21
01/31/21	14.25	0.20	3.74	3.94	(0.33)	—	—	(0.33)	17.86	27.92	116,309	0.58	(1)	1.35	(1)	22
07/31/21@	17.86	0.14	(0.64)	(0.50)	—	—	—	—	17.36	(2.80)	110,627	0.59	†(1)	1.50	†(1)	2

SA Emerging Markets Equity Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.10	(0.90)	(0.80)	(0.15)	(0.01)	—	(0.16)	14.04	(5.24)	677	0.83	(1)†	1.07	(1)†	0
01/31/20	14.04	0.27	(0.10)	0.17	—	—	—	—	14.21	1.21	3,066	0.83	(1)	2.01	(1)	21
01/31/21	14.21	0.15	3.73	3.88	(0.31)	—	—	(0.31)	17.78	27.61	8,255	0.83	(1)	1.06	(1)	22
07/31/21@	17.78	0.12	(0.64)	(0.52)	—	—	—	—	17.26	(2.92)	10,947	0.83	†(1)	1.37	†(1)	2

SA Federated Hermes Corporate Bond Portfolio — Class 1
01/31/17	12.79	0.58	0.66	1.24	(0.64)	—	—	(0.64)	13.39	9.67	720,862	0.54		4.23		22
01/31/18	13.39	0.55	0.16	0.71	(0.63)	—	(0.06)	(0.69)	13.41	5.30	695,388	0.54		4.01		17
01/31/19	13.41	0.54	(0.48)	0.06	(0.57)	—	(0.10)	(0.67)	12.80	0.62	651,912	0.55		4.15		11
01/31/20	12.80	0.55	1.17	1.72	(0.73)	—	—	(0.73)	13.79	13.61	474,859	0.55		3.99		13
01/31/21	13.79	0.50	0.36	0.86	(0.57)	—	(0.20)	(0.77)	13.88	6.28	483,921	0.55		3.63		22
07/31/21@	13.88	0.23	0.04	0.27	—	—	—	—	14.15	1.95	540,575	0.54	†	3.36	†	7

SA Federated Hermes Corporate Bond Portfolio — Class 2
01/31/17	12.78	0.55	0.67	1.22	(0.62)	—	—	(0.62)	13.38	9.50	23,588	0.69		4.06		22
01/31/18	13.38	0.53	0.15	0.68	(0.60)	—	(0.06)	(0.66)	13.40	5.12	21,287	0.69		3.86		17
01/31/19	13.40	0.52	(0.48)	0.04	(0.55)	—	(0.10)	(0.65)	12.79	0.43	17,852	0.70		4.00		11
01/31/20	12.79	0.52	1.17	1.69	(0.70)	—	—	(0.70)	13.78	13.44	18,307	0.70		3.82		13
01/31/21	13.78	0.48	0.37	0.85	(0.55)	—	(0.20)	(0.75)	13.88	6.19	16,967	0.70		3.49		22
07/31/21@	13.88	0.22	0.04	0.26	—	—	—	—	14.14	1.87	16,083	0.69	†	3.22	†	7

SA Federated Hermes Corporate Bond Portfolio — Class 3
01/31/17	12.71	0.53	0.67	1.20	(0.60)	—	—	(0.60)	13.31	9.45	886,503	0.79		3.96		22
01/31/18	13.31	0.51	0.15	0.66	(0.59)	—	(0.06)	(0.65)	13.32	5.01	904,313	0.79		3.76		17
01/31/19	13.32	0.51	(0.48)	0.03	(0.54)	—	(0.10)	(0.64)	12.71	0.34	773,634	0.80		3.90		11
01/31/20	12.71	0.50	1.17	1.67	(0.69)	—	—	(0.69)	13.69	13.33	864,347	0.80		3.72		13
01/31/21	13.69	0.46	0.37	0.83	(0.54)	—	(0.20)	(0.74)	13.78	6.08	933,036	0.80		3.38		22
07/31/21@	13.78	0.21	0.03	0.24	—	—	—	—	14.02	1.74	1,042,595	0.79	†	3.11	†	7

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	01/21	07/21†@
SA Emerging Markets Equity Index Class 1	0.28%	0.25%	0.10%	0.03%
SA Emerging Markets Equity Index Class 3	0.45	0.24	0.09	0.01

See Notes to Financial Statements

650

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Fidelity Institutional AM® International Growth Portfolio — Class 1
05/01/19#-01/31/20	$15.00	$0.06	$1.69	$1.75	$(0.06)	$—	$(0.02)	$(0.08)	$16.67	11.68%	$313,927	0.88	%†(2)	0.56	%†(2)	90%
01/31/21	16.67	0.06	3.55	3.61	(0.06)	—	(0.57)	(0.63)	19.65	21.78	346,993	0.88	(1)(2)	0.34	(1)(2)	156
07/31/21@	19.65	0.04	1.73	1.77	—	—	—	—	21.42	9.01	373,896	0.86	†(1)(2)	0.42	†(1)(2)	94

SA Fidelity Institutional AM® International Growth Portfolio — Class 3
05/01/19#-01/31/20	15.00	0.01	1.73	1.74	(0.05)	—	(0.02)	(0.07)	16.67	11.59	1,346	1.13	†(2)	0.11	†(2)	90
01/31/21	16.67	0.00	3.55	3.55	(0.03)	—	(0.57)	(0.60)	19.62	21.44	3,959	1.13	(1)(2)	0.00	(1)(2)	156
07/31/21@	19.62	0.02	1.73	1.75	—	—	—	—	21.37	8.92	8,670	1.11	†(1)(2)	0.16	(1)(2)	94

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/17	14.44	0.37	1.39	1.76	(0.37)	—	(0.79)	(1.16)	15.04	12.01	177,817	0.80	(1)	2.36	(1)	77
01/31/18	15.04	0.28	0.03	0.31	(0.45)	—	(2.12)	(2.57)	12.78	1.71	84,195	0.81	(1)	1.81	(1)	47
01/31/19	12.78	0.27	0.80	1.07	(0.33)	—	(0.91)	(1.24)	12.61	8.66	81,478	0.82	(1)	2.14	(1)	53
01/31/20	12.61	0.25	1.64	1.89	(0.32)	—	(0.04)	(0.36)	14.14	15.10	88,455	0.83	(1)	1.86	(1)	47
01/31/21	14.14	0.22	(0.74)	(0.52)	(0.25)	—	(0.57)	(0.82)	12.80	(3.60)	101,995	0.82	(1)	1.78	(1)	46
07/31/21@	12.80	0.14	3.36	3.50	—	—	—	—	16.30	27.34	117,644	0.82	†(1)	1.88	†(1)	13

SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/17	14.40	0.33	1.41	1.74	(0.35)	—	(0.79)	(1.14)	15.00	11.87	6,379	0.95	(1)	2.13	(1)	77
01/31/18	15.00	0.25	0.03	0.28	(0.42)	—	(2.12)	(2.54)	12.74	1.51	5,208	0.96	(1)	1.66	(1)	47
01/31/19	12.74	0.25	0.80	1.05	(0.30)	—	(0.91)	(1.21)	12.58	8.57	4,777	0.97	(1)	1.99	(1)	53
01/31/20	12.58	0.23	1.63	1.86	(0.30)	—	(0.04)	(0.34)	14.10	14.88	4,677	0.98	(1)	1.71	(1)	47
01/31/21	14.10	0.20	(0.73)	(0.53)	(0.23)	—	(0.57)	(0.80)	12.77	(3.70)	4,061	0.97	(1)	1.60	(1)	46
07/31/21@	12.77	0.13	3.35	3.48	—	—	—	—	16.25	27.25	4,623	0.97	†(1)	1.76	†(1)	13

SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/17	14.32	0.31	1.40	1.71	(0.33)	—	(0.79)	(1.12)	14.91	11.72	217,992	1.05	(1)	2.01	(1)	77
01/31/18	14.91	0.23	0.04	0.27	(0.41)	—	(2.12)	(2.53)	12.65	1.44	202,667	1.06	(1)	1.56	(1)	47
01/31/19	12.65	0.24	0.79	1.03	(0.29)	—	(0.91)	(1.20)	12.48	8.43	184,382	1.07	(1)	1.89	(1)	53
01/31/20	12.48	0.22	1.62	1.84	(0.28)	—	(0.04)	(0.32)	14.00	14.85	180,473	1.08	(1)	1.61	(1)	47
01/31/21	14.00	0.18	(0.73)	(0.55)	(0.22)	—	(0.57)	(0.79)	12.66	(3.89)	173,750	1.07	(1)	1.49	(1)	46
07/31/21@	12.66	0.12	3.32	3.44	—	—	—	—	16.10	27.17	199,573	1.07	†(1)	1.68	†(1)	13

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21	07/21†@
SA Fidelity Institutional AM® International Growth Class 1	—%	—%	—%	—%	0.00%	0.00%
SA Fidelity Institutional AM® International Growth Class 3	—	—	—	—	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 1	0.01	0.01	0.01	0.01	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 2	0.01	0.01	0.01	0.01	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 3	0.01	0.01	0.01	0.01	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/20†	01/21(1)	07/21†@(1)
SA Fidelity Institutional AM® International Growth Class 1	0.05%	(0.02)%	(0.01)%
SA Fidelity Institutional AM® International Growth Class 3	0.16	(0.03)	(0.01)

See Notes to Financial Statements

651

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Fixed Income Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.20	$(0.05)	$0.15	$—	$—	$—	$—	$10.15	1.50%	$303,097	0.34	%†	2.03	%†	19%
01/31/19	10.15	0.23	(0.07)	0.16	(0.33)	—	—	(0.33)	9.98	1.66 (2)	413,644	0.34		2.35		12
01/31/20	9.98	0.25	0.78	1.03	(0.02)	—	—	(0.02)	10.99	10.34	508,954	0.34		2.37		24
01/31/21	10.99	0.24	0.33	0.57	(0.24)	—	(0.04)	(0.28)	11.28	5.18	518,860	0.34		2.06		22
07/31/21@	11.28	0.11	(0.09)	0.02	—	—	—	—	11.30	0.18	499,322	0.34	†	1.95	†	11

SA Fixed Income Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	(0.04)	0.12	—	—	—	—	10.12	1.20	1,474	0.59	†	1.79	†	19
01/31/19	10.12	0.20	(0.06)	0.14	(0.29)	—	—	(0.29)	9.97	1.41 (2)	9,569	0.59		2.12		12
01/31/20	9.97	0.21	0.80	1.01	(0.02)	—	—	(0.02)	10.96	10.12	28,244	0.59		2.10		24
01/31/21	10.96	0.20	0.34	0.54	(0.23)	—	(0.04)	(0.27)	11.23	4.93	63,869	0.59		1.79		22
07/31/21@	11.23	0.09	(0.09)	0.00	—	—	—	—	11.23	0.00	74,863	0.59	†	1.69	†	11

SA Fixed Income Intermediate Index Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.05	(0.19)	(0.14)	—	—	—	—	9.86	(1.40)	238,098	0.34	†	1.58	†	8
01/31/19	9.86	0.20	0.03	0.23	(0.23)	—	—	(0.23)	9.86	2.32	275,675	0.34		2.01		23
01/31/20	9.86	0.21	0.46	0.67	(0.02)	—	—	(0.02)	10.51	6.77	355,130	0.34		2.07		24
01/31/21	10.51	0.19	0.28	0.47	(0.20)	—	—	(0.20)	10.78	4.48	369,686	0.34		1.77		16
07/31/21@	10.78	0.07	(0.07)	(0.00)	—	—	—	—	10.78	0.00	503,545	0.34	†	1.42	†	5

SA Fixed Income Intermediate Index Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.04	(0.18)	(0.14)	—	—	—	—	9.86	(1.40)	1,412	0.59	†	1.37	†	8
01/31/19	9.86	0.17	0.03	0.20	(0.20)	—	—	(0.20)	9.86	2.03	10,426	0.59		1.80		23
01/31/20	9.86	0.18	0.46	0.64	(0.01)	—	—	(0.01)	10.49	6.54	21,526	0.59		1.81		24
01/31/21	10.49	0.16	0.28	0.44	(0.19)	—	—	(0.19)	10.74	4.18	32,017	0.59		1.51		16
07/31/21@	10.74	0.06	(0.08)	(0.02)	—	—	—	—	10.72	(0.19)	34,318	0.59	†	1.18	†	5

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21	07/21†@
SA Fixed Income Index Class 1	0.03%	0.04%	0.03%	0.02%	0.01%
SA Fixed Income Index Class 3	0.10	0.04	0.03	0.01	0.01
SA Fixed Income Intermediate Index Class 1	0.09	0.05	0.04	0.02	0.01
SA Fixed Income Intermediate Index Class 3	0.75	0.06	0.04	0.02	0.01

(2)	The Portfolio’s performance figure was increased by less than 0.01% from payment by an affiliate.

See Notes to Financial Statements

652

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover

SA Franklin BW U.S. Large Cap Value Portfolio# — Class 1
01/31/17	$21.87	$0.40	$4.05	$4.45		$(0.22)	$—	$(6.26)	$(6.48)	$19.84	23.05%	$899,493	0.70%		1.89%		51%
01/31/18	19.84	0.36	4.62	4.98		(0.40)	—	(0.77)	(1.17)	23.65	25.65	977,480	0.70		1.66		47
01/31/19	23.65	0.40	(1.79)	(1.39	)(3)	(0.40)	—	(1.93)	(2.33)	19.93	(6.30)	823,084	0.70		1.82		48	(4)
01/31/20	19.93	0.43	2.11	2.54		(0.46)	—	(1.88)	(2.34)	20.13	12.66	863,626	0.70		2.05		49
01/31/21	20.13	0.39	0.01	0.40		(0.40)	—	(1.15)	(1.55)	18.98	2.46	909,235	0.70		2.16		79
07/31/21@	18.98	0.16	4.04	4.20		—	—	—	—	23.18	22.13	1,052,242	0.70	†	1.43	†	26

SA Franklin BW U.S. Large Cap Value Portfolio# — Class 2
01/31/17	21.86	0.38	4.04	4.42		(0.18)	—	(6.26)	(6.44)	19.84	22.87	51,509	0.85		1.78		51
01/31/18	19.84	0.32	4.62	4.94		(0.36)	—	(0.77)	(1.13)	23.65	25.46	53,260	0.85		1.50		47
01/31/19	23.65	0.37	(1.80)	(1.43	)(3)	(0.36)	—	(1.93)	(2.29)	19.93	(6.46)	44,027	0.85		1.67		48	(4)
01/31/20	19.93	0.40	2.11	2.51		(0.42)	—	(1.88)	(2.30)	20.14	12.53	43,056	0.85		1.90		49
01/31/21	20.14	0.36	0.02	0.38		(0.37)	—	(1.15)	(1.52)	19.00	2.34	40,366	0.85		2.02		79
07/31/21@	19.00	0.14	4.03	4.17		—	—	—	—	23.17	21.95	45,509	0.85	†	1.28	†	26

SA Franklin BW U.S. Large Cap Value Portfolio# — Class 3
01/31/17	21.78	0.36	4.01	4.37		(0.15)	—	(6.26)	(6.41)	19.74	22.74	531,460	0.95		1.67		51
01/31/18	19.74	0.30	4.59	4.89		(0.34)	—	(0.77)	(1.11)	23.52	25.33	570,935	0.95		1.40		47
01/31/19	23.52	0.34	(1.78)	(1.44	)(3)	(0.33)	—	(1.93)	(2.26)	19.82	(6.52)	489,891	0.95		1.57		48	(4)
01/31/20	19.82	0.38	2.09	2.47		(0.40)	—	(1.88)	(2.28)	20.01	12.38	466,528	0.95		1.80		49
01/31/21	20.01	0.34	0.01	0.35		(0.35)	—	(1.15)	(1.50)	18.86	2.20	471,406	0.95		1.92		79
07/31/21@	18.86	0.13	4.01	4.14		—	—	—	—	23.00	21.95	519,881	0.95	†	1.18	†	26

#	See Note 1
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21	07/21†@
SA Franklin BW U.S. Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Franklin BW U.S. Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Franklin BW U.S. Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17(1)	01/18(1)	01/19(1)	01/20(1)	01/21(1)	07/21†@(1)
SA Franklin BW U.S. Large Cap Value Class 1	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
SA Franklin BW U.S. Large Cap Value Class 2	0.06	0.05	0.05	0.05	0.05	0.05
SA Franklin BW U.S. Large Cap Value Class 3	0.05	0.05	0.05	0.05	0.05	0.05

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

653

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Franklin Small Company Value Portfolio — Class 1
01/31/17	$20.23	$0.12	$7.18	$7.30	$(0.17)	$—	$(2.60)	$(2.77)	$24.76	37.51%	$212,319	0.99%		0.52%		27%
01/31/18	24.76	0.24	2.22	2.46	(0.16)	—	(3.15)	(3.31)	23.91	10.66	149,189	0.99	(1)	0.96	(1)	31
01/31/19	23.91	0.19	(1.36)	(1.17)	(0.24)	—	(3.28)	(3.52)	19.22	(5.24)	133,394	0.97	(1)	0.84	(1)	57
01/31/20	19.22	0.24	1.84	2.08	(0.20)	—	(3.03)	(3.23)	18.07	10.42	134,974	0.98	(1)	1.21	(1)	48
01/31/21	18.07	0.22	1.68	1.90	(0.21)	—	(0.91)	(1.12)	18.85	11.24	155,162	0.97	(1)	1.36	(1)	77
07/31/21@	18.85	0.06	3.13	3.19	—	—	—	—	22.04	16.92	158,473	0.96	†(1)	0.51	†(1)	29

SA Franklin Small Company Value Portfolio — Class 3
01/31/17	20.08	0.06	7.12	7.18	(0.11)	—	(2.60)	(2.71)	24.55	37.12	225,663	1.24		0.26		27
01/31/18	24.55	0.15	2.23	2.38	(0.10)	—	(3.15)	(3.25)	23.68	10.38	223,129	1.24	(1)	0.63	(1)	31
01/31/19	23.68	0.13	(1.33)	(1.20)	(0.17)	—	(3.28)	(3.45)	19.03	(5.39)	194,190	1.21	(1)	0.59	(1)	57
01/31/20	19.03	0.19	1.83	2.02	(0.15)	—	(3.03)	(3.18)	17.87	10.18	183,707	1.23	(1)	0.97	(1)	48
01/31/21	17.87	0.17	1.66	1.83	(0.17)	—	(0.91)	(1.08)	18.62	10.92	196,232	1.22	(1)	1.09	(1)	77
07/31/21@	18.62	0.03	3.09	3.12	—	—	—	—	21.74	16.76	212,901	1.21	†(1)	0.27	†(1)	29

SA Franklin Systematic U.S. Large Cap Portfolio# — Class 1
01/31/17	12.12	0.34	2.23	2.57	(0.31)	—	(0.72)	(1.03)	13.66	21.56	186,426	0.64		2.51		61
01/31/18	13.66	0.34	2.70	3.04	(0.35)	—	(1.21)	(1.56)	15.14	23.41	192,395	0.64		2.37		56
01/31/19	15.14	0.34	(0.02)	0.32	(0.37)	—	(1.76)	(2.13)	13.33	1.89	184,706	0.64		2.40		75
01/31/20	13.33	0.35	1.40	1.75	(0.38)	—	(0.92)	(1.30)	13.78	13.01	184,213	0.65		2.46		68
01/31/21	13.78	0.35	1.21	1.56	(0.32)	—	(1.77)	(2.09)	13.25	11.91	210,465	0.64		2.73		80
07/31/21@	13.25	0.16	2.18	2.34	—	—	—	—	15.59	17.66	254,498	0.63	†	2.14	†	114

SA Franklin Systematic U.S. Large Cap Portfolio# — Class 2
01/31/17	12.10	0.32	2.22	2.54	(0.29)	—	(0.72)	(1.01)	13.63	21.32	7,293	0.79		2.36		61
01/31/18	13.63	0.32	2.70	3.02	(0.33)	—	(1.21)	(1.54)	15.11	23.28	7,666	0.79		2.22		56
01/31/19	15.11	0.32	(0.02)	0.30	(0.35)	—	(1.76)	(2.11)	13.30	1.72	6,109	0.79		2.25		75
01/31/20	13.30	0.33	1.40	1.73	(0.36)	—	(0.92)	(1.28)	13.75	12.85	5,552	0.80		2.31		68
01/31/21	13.75	0.33	1.20	1.53	(0.29)	—	(1.77)	(2.06)	13.22	11.74	5,359	0.79		2.59		80
07/31/21@	13.22	0.15	2.17	2.32	—	—	—	—	15.54	17.55	5,871	0.79	†	1.99	†	114

SA Franklin Systematic U.S. Large Cap Portfolio# — Class 3
01/31/17	12.04	0.30	2.20	2.50	(0.28)	—	(0.72)	(1.00)	13.54	21.09	160,177	0.89		2.25		61
01/31/18	13.54	0.30	2.69	2.99	(0.32)	—	(1.21)	(1.53)	15.00	23.20	177,980	0.89		2.12		56
01/31/19	15.00	0.30	(0.02)	0.28	(0.33)	—	(1.76)	(2.09)	13.19	1.64	156,440	0.89		2.15		75
01/31/20	13.19	0.31	1.38	1.69	(0.34)	—	(0.92)	(1.26)	13.62	12.72	169,757	0.90		2.21		68
01/31/21	13.62	0.31	1.19	1.50	(0.29)	—	(1.77)	(2.06)	13.06	11.58	201,091	0.89		2.47		80
07/31/21@	13.06	0.14	2.15	2.29	—	—	—	—	15.35	17.53	247,694	0.89	†	1.88	†	114

#	See Note 1
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20	01/21	07/21†@
SA Franklin Small Company Value Class 1	0.01%	0.05%	0.05%	0.05%	0.05%
SA Franklin Small Company Value Class 3	0.01	0.05	0.05	0.05	0.05

See Notes to Financial Statements

654

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Tactical Opportunities Portfolio## — Class 1
10/06/17#-01/31/18	$10.00	$0.03	$0.61	$0.64	$(0.04)	$—	$—	$(0.04)	$10.60	6.38	%(3)	$133	0.81	%†(1)(2)	0.93	%†(1)(2)	5%
01/31/19	10.60	0.18	(0.54)	(0.36)	(0.14)	(0.02)	(0.02)	(0.18)	10.06	(3.38)		133	0.81	(1)(2)	1.80	(1)(2)	45
01/31/20	10.06	0.20	0.98	1.18	(0.17)	—	(0.02)	(0.19)	11.05	11.75		148	0.81	(1)(2)	1.88	(1)(2)	42
01/31/21	11.05	0.15	0.69	0.84	(0.15)	—	(0.04)	(0.19)	11.70	7.65		159	0.81	(1)(2)	1.38	(1)(2)	61
07/31/21@	11.70	0.07	1.39	1.46	—	—	—	—	13.16	12.48		179	0.81	†(1)(2)	1.19	†(1)(2)	17

SA Franklin Tactical Opportunities Portfolio## — Class 3
10/06/17#-01/31/18	10.00	0.02	0.61	0.63	(0.03)	—	—	(0.03)	10.60	6.33	(3)	14,410	1.06	†(1)(2)	0.69	†(1)(2)	5
01/31/19	10.60	0.15	(0.54)	(0.39)	(0.11)	(0.02)	(0.02)	(0.15)	10.06	(3.63)		34,311	1.06	(1)(2)	1.52	(1)(2)	45
01/31/20	10.06	0.17	0.98	1.15	(0.15)	—	(0.02)	(0.17)	11.04	11.43		55,730	1.06	(1)(2)	1.58	(1)(2)	42
01/31/21	11.04	0.12	0.70	0.82	(0.13)	—	(0.04)	(0.17)	11.69	7.45		70,795	1.06	(1)(2)	1.11	(1)(2)	61
07/31/21@	11.69	0.06	1.38	1.44	—	—	—	—	13.13	12.32		85,998	1.06	†(1)(2)	0.93	†(1)(2)	17

SA Franklin U.S. Equity Smart Beta Portfolio — Class 1
10/07/19#-01/31/20	15.00	0.08	0.98	1.06	(0.06)	—	—	(0.06)	16.00	7.06		129,702	0.70	†(1)	1.69	†(1)	12
01/31/21	16.00	0.26	1.28	1.54	(0.26)	—	(0.14)	(0.40)	17.14	9.60		148,051	0.67	(1)(2)	1.62	(1)(2)	32
07/31/21@	17.14	0.13	3.11	3.24	—	—	—	—	20.38	18.90		172,598	0.57	†	1.38	†	22

SA Franklin U.S. Equity Smart Beta Portfolio — Class 3
10/07/19#-01/31/20	15.00	0.05	0.99	1.04	(0.05)	—	—	(0.05)	15.99	6.95		316	0.95	†(1)	1.10	†(1)	12
01/31/21	15.99	0.19	1.29	1.48	(0.23)	—	(0.14)	(0.37)	17.10	9.27		2,284	0.93	(1)(2)	1.25	(1)(2)	32
07/31/21@	17.10	0.10	3.11	3.21	—	—	—	—	20.31	18.77		4,193	0.81	†	1.12	†	22

##	See Note 1
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20	01/21	07/21†@
SA Franklin Tactical Opportunities Class 1	3.00%	1.03%	0.31%	0.16%	0.08%
SA Franklin Tactical Opportunities Class 3	3.01	0.93	0.32	0.16	0.08
SA Franklin U.S. Equity Smart Beta Class 1 . . . . . . . . ..	—	—	0.02	(0.01)	—
SA Franklin U.S. Equity Smart Beta Class 1 . . . . . . . . ..	—	—	0.00	(0.00)	—

2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18†(1)	01/19(1)	01/20(1)	01/21(1)	07/21†@(1)
SA Franklin Tactical Opportunities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Franklin Tactical Opportunities Class 3	0.00	0.00	0.00	0.00	0.00
SA Franklin U.S. Equity Smart Beta Class 1 . . . . . . . . ..	—	—	—	0.00	—
SA Franklin U.S. Equity Smart Beta Class 1 . . . . . . . . ..	—	—	—	0.00	—

(3)	The Portfolio’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

655

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Global Index Allocation 60/40 Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.25	$(0.39)	$(0.14)	$(0.44)	$—	$(0.00)	$(0.44)	$14.42	(0.73)%	$99	0.18	%†	2.35	%†	24%
01/31/20	14.42	(0.01)	1.73	1.72	—	—	(0.04)	(0.04)	16.10	11.95	111	0.18		(0.08)		19
01/31/21	16.10	0.44	1.40	1.84	(0.27)	—	(0.18)	(0.45)	17.49	11.48	247	0.18		2.81		18
07/31/21@	17.49	(0.02)	1.45	1.43	—	—	—	—	18.92	8.18	269	0.18	†	(0.18	)†	9

SA Global Index Allocation 60/40 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.68)	(0.17)	(0.39)	—	(0.00)	(0.39)	14.44	(0.94)	16,244	0.43	†	5.14	†	24
01/31/20	14.44	(0.04)	1.72	1.68	—	—	(0.04)	(0.04)	16.08	11.66	41,422	0.43		(0.30)		19
01/31/21	16.08	0.27	1.53	1.80	(0.24)	—	(0.18)	(0.42)	17.46	11.24	68,258	0.43		1.69		18
07/31/21@	17.46	(0.04)	1.44	1.40	—	—	—	—	18.86	8.02	82,449	0.43	†	(0.43	)†	9

SA Global Index Allocation 75/25 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.33	(0.62)	(0.29)	(0.42)	—	(0.01)	(0.43)	14.28	(1.72)	114	0.18	†	2.97	†	24
01/31/20	14.28	(0.01)	1.79	1.78	—	—	(0.06)	(0.06)	16.00	12.48	175	0.18		(0.09)		17
01/31/21	16.00	0.28	1.82	2.10	(0.25)	—	(0.15)	(0.40)	17.70	13.13	233	0.18		1.76		19
07/31/21@	17.70	(0.02)	1.78	1.76	—	—	—	—	19.46	9.94	254	0.18	†	(0.18	)†	6

SA Global Index Allocation 75/25 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.81)	(0.30)	(0.38)	—	(0.01)	(0.39)	14.31	(1.86)	21,080	0.43	†	5.20	†	24
01/31/20	14.31	(0.05)	1.79	1.74	—	—	(0.06)	(0.06)	15.99	12.17	40,319	0.43		(0.32)		17
01/31/21	15.99	0.24	1.81	2.05	(0.22)	—	(0.15)	(0.37)	17.67	12.82	59,391	0.43		1.53		19
07/31/21@	17.67	(0.04)	1.78	1.74	—	—	—	—	19.41	9.85	77,179	0.43	†	(0.43	)†	6

SA Global Index Allocation 90/10 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.77)	(0.47)	(0.42)	—	(0.00)	(0.42)	14.11	(2.87)	114	0.18	†	2.73	†	11
01/31/20	14.11	(0.01)	1.84	1.83	—	(0.04)	(0.10)	(0.14)	15.80	13.00	781	0.18		(0.07)		12
01/31/21	15.80	0.30	1.88	2.18	—	—	—	—	17.98	13.80	2,874	0.18		1.99		19
07/31/21@	17.98	(0.01)	2.19	2.18	—	—	—	—	20.16	12.12	3,745	0.14	†	(0.14	)†	4

SA Global Index Allocation 90/10 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.44	(0.93)	(0.49)	(0.37)	—	(0.00)	(0.37)	14.14	(3.01)	73,727	0.43	†	4.53	†	11
01/31/20	14.14	(0.05)	1.84	1.79	—	(0.04)	(0.10)	(0.14)	15.79	12.69	152,486	0.43		(0.35)		12
01/31/21	15.79	0.23	1.90	2.13	—	—	—	—	17.92	13.49	208,445	0.43		1.47		19
07/31/21@	17.92	(0.04)	2.18	2.14	—	—	—	—	20.06	11.94	276,370	0.39	†	(0.39	)†	4

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	01/21	07/21†@
SA Global Index Allocation 60/40 Class 1	1.96%	0.23%	0.08%	0.01%
SA Global Index Allocation 60/40 Class 3	0.98	0.23	0.08	0.01
SA Global Index Allocation 75/25 Class 1	2.08	0.21	0.10	0.02
SA Global Index Allocation 75/25 Class 3	0.80	0.21	0.10	0.02
SA Global Index Allocation 90/10 Class 1	0.74	0.01	(0.02)	(0.01)
SA Global Index Allocation 90/10 Class 3	0.17	0.01	(0.02)	(0.01)

See Notes to Financial Statements

656

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Goldman Sachs Global Bond Portfolio — Class 1
01/31/17	$10.84	$0.08	$0.03	$0.11	$(0.03)	$—	$—	$(0.03)	$10.92	1.03%	$178,675	0.68%		0.71%		115%
01/31/18	10.92	0.11	0.70	0.81	(0.34)	—	—	(0.34)	11.39	7.53	133,158	0.71		0.93		125
01/31/19	11.39	0.09	(0.37)	(0.28)	(0.43)	—	—	(0.43)	10.68	(2.27)	118,671	0.75		0.87		135
01/31/20	10.68	0.12	0.61	0.73	—	—	—	—	11.41	6.84	101,220	0.73		1.11		288
01/31/21	11.41	0.10	0.85	0.95	(0.07)	—	—	(0.07)	12.29	8.38	90,255	0.77		0.84		396
07/31/21@	12.29	0.03	(0.31)	(0.28)	—	—	—	—	12.01	(2.28)	101,556	0.71	†	0.57	†	206

SA Goldman Sachs Global Bond Portfolio — Class 2
01/31/17	10.74	0.06	0.03	0.09	(0.01)	—	—	(0.01)	10.82	0.87	6,249	0.83		0.57		115
01/31/18	10.82	0.09	0.69	0.78	(0.32)	—	—	(0.32)	11.28	7.31	6,084	0.86		0.78		125
01/31/19	11.28	0.08	(0.37)	(0.29)	(0.41)	—	—	(0.41)	10.58	(2.37)	5,336	0.90		0.72		135
01/31/20	10.58	0.10	0.61	0.71	—	—	—	—	11.29	6.71	5,016	0.88		0.95		288
01/31/21	11.29	0.08	0.84	0.92	(0.05)	—	—	(0.05)	12.16	8.20	4,762	0.92		0.68		396
07/31/21@	12.16	0.02	(0.31)	(0.29)	—	—	—	—	11.87	(2.38)	4,286	0.86	†	0.42	†	206

SA Goldman Sachs Global Bond Portfolio — Class 3
01/31/17	10.65	0.05	0.03	0.08	(0.01)	—	—	(0.01)	10.72	0.73	298,933	0.93		0.46		115
01/31/18	10.72	0.07	0.69	0.76	(0.31)	—	—	(0.31)	11.17	7.23	315,873	0.96		0.68		125
01/31/19	11.17	0.07	(0.37)	(0.30)	(0.40)	—	—	(0.40)	10.47	(2.48)	269,700	1.00		0.62		135
01/31/20	10.47	0.09	0.60	0.69	—	—	—	—	11.16	6.59	289,824	0.98		0.85		288
01/31/21	11.16	0.07	0.84	0.91	(0.05)	—	—	(0.05)	12.02	8.12	302,737	1.02		0.58		396
07/31/21@	12.02	0.02	(0.31)	(0.29)	—	—	—	—	11.73	(2.41)	320,336	0.96	†	0.32	†	206

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.02	0.60	0.62	(0.03)	—	(0.03)	(0.06)	10.56	6.23	108	0.81	†(1)	0.64	†(1)	46
01/31/19	10.56	0.10	(0.60)	(0.50)	(0.12)	—	(0.10)	(0.22)	9.84	(4.60)	108	0.81	(1)	0.96	(1)	167
01/31/20	9.84	0.13	0.92	1.05	(0.22)	—	(0.04)	(0.26)	10.63	10.69	119	0.81	(1)	1.23	(1)	146
01/31/21	10.63	0.05	1.16	1.21	(0.04)	—	(0.12)	(0.16)	11.68	11.40	132	0.81	(1)	0.42	(1)	164
07/31/21@	11.68	0.04	1.34	1.38	—	—	—	—	13.06	11.82	148	0.81	†(1)	0.65	†(1)	78

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.60	0.61	(0.02)	—	(0.03)	(0.05)	10.56	6.17	11,601	1.06	†(1)	0.41	†(1)	46
01/31/19	10.56	0.07	(0.59)	(0.52)	(0.10)	—	(0.10)	(0.20)	9.84	(4.86)	21,985	1.06	(1)	0.72	(1)	167
01/31/20	9.84	0.09	0.93	1.02	(0.20)	—	(0.04)	(0.24)	10.62	10.36	33,620	1.06	(1)	0.93	(1)	146
01/31/21	10.62	0.02	1.16	1.18	(0.02)	—	(0.12)	(0.14)	11.66	11.11	41,712	1.06	(1)	0.16	(1)	164
07/31/21@	11.66	0.02	1.35	1.37	—	—	—	—	13.03	11.75	49,417	1.06	†(1)	0.39	†(1)	78

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21	07/21†@
SA Goldman Sachs Multi-Asset Insights Class 1	2.09%	0.61%	0.28%	0.35%	0.16%
SA Goldman Sachs Multi-Asset Insights Class 3	2.10	0.56	0.29	0.36	0.16

See Notes to Financial Statements

657

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Index Allocation 60/40 Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.07	$1.40	$1.47	$(0.10)	$—	$(0.08)	$(0.18)	$11.29	14.73%	$152	0.18	%†(1)	0.63	%†(1)	36%
01/31/19	11.29	0.23	(0.53)	(0.30)	(0.36)	—	(0.06)	(0.42)	10.57	(2.36)	148	0.18	(1)	2.13	(1)	20
01/31/20	10.57	(0.01)	1.48	1.47	—	—	(0.08)	(0.08)	11.96	13.97	167	0.18	(1)	(0.09	)(1)	16
01/31/21	11.96	0.41	1.14	1.55	(0.19)	—	(0.21)	(0.40)	13.11	12.98	398	0.18	(1)	3.21	(1)	18
07/31/21@	13.11	(0.01)	1.31	1.30	—	—	—	—	14.41	9.92	436	0.14	†(1)	(0.14	)†(1)	9

SA Index Allocation 60/40 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.09	1.36	1.45	(0.08)	—	(0.08)	(0.16)	11.29	14.49	34,950	0.43	†(1)	0.94	†(1)	36
01/31/19	11.29	0.32	(0.65)	(0.33)	(0.31)	—	(0.06)	(0.37)	10.59	(2.64)	81,977	0.43	(1)	3.00	(1)	20
01/31/20	10.59	(0.04)	1.48	1.44	—	—	(0.08)	(0.08)	11.95	13.66	143,258	0.43	(1)	(0.31	)(1)	16
01/31/21	11.95	0.17	1.34	1.51	(0.16)	—	(0.21)	(0.37)	13.09	12.69	192,400	0.43	(1)	1.43	(1)	18
07/31/21@	13.09	(0.03)	1.31	1.28	—	—	—	—	14.37	9.78	227,754	0.39	†(1)	(0.39	)†(1)	9

SA Index Allocation 80/20 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.07	1.85	1.92	(0.13)	—	(0.06)	(0.19)	11.73	19.32	119	0.18	†(1)	0.70	†(1)	23
01/31/19	11.73	0.46	(0.96)	(0.50)	(0.38)	—	(0.08)	(0.46)	10.77	(4.00)	1,099	0.18	(1)	4.40	(1)	16
01/31/20	10.77	(0.01)	1.65	1.64	—	—	(0.10)	(0.10)	12.31	15.28	1,797	0.16	(1)	(0.08	)(1)	13
01/31/21	12.31	0.20	1.61	1.81	—	—	(0.07)	(0.07)	14.05	14.74	2,361	0.13		1.61		14
07/31/21@	14.05	(0.01)	1.88	1.87	—	—	—	—	15.92	13.31	2,643	0.12	†	(0.12	)†	6

SA Index Allocation 80/20 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	1.73	1.89	(0.11)	—	(0.06)	(0.17)	11.72	18.97	79,690	0.43	†(1)	1.62	†(1)	23
01/31/19	11.72	0.31	(0.83)	(0.52)	(0.33)	—	(0.08)	(0.41)	10.79	(4.24)	166,667	0.43	(1)	2.81	(1)	16
01/31/20	10.79	(0.04)	1.66	1.62	—	—	(0.10)	(0.10)	12.31	15.06	266,559	0.41	(1)	(0.33	)(1)	13
01/31/21	12.31	0.17	1.60	1.77	—	—	(0.07)	(0.07)	14.01	14.41	353,994	0.38		1.37		14
07/31/21@	14.01	(0.03)	1.87	1.84	—	—	—	—	15.85	13.13	425,824	0.37	†	(0.37	)†	6

SA Index Allocation 90/10 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.15	2.02	2.17	(0.16)	—	(0.06)	(0.22)	11.95	21.78	268	0.18	†(1)	1.36	†(1)	18
01/31/19	11.95	0.33	(0.96)	(0.63)	(0.39)	—	(0.08)	(0.47)	10.85	(4.96)	1,737	0.13	(1)	3.09	(1)	14
01/31/20	10.85	(0.01)	1.75	1.74	—	—	(0.12)	(0.12)	12.47	16.04	2,645	0.13		(0.04)		12
01/31/21	12.47	0.21	1.67	1.88	—	—	(0.07)	(0.07)	14.28	15.07	4,493	0.12		1.72		15
07/31/21@	14.28	(0.01)	2.14	2.13	—	—	—	—	16.41	14.92	5,689	0.11	†	(0.11	)†	4

SA Index Allocation 90/10 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.19	1.95	2.14	(0.13)	—	(0.06)	(0.19)	11.95	21.53	222,233	0.43	†(1)	1.87	†(1)	18
01/31/19	11.95	0.31	(0.97)	(0.66)	(0.33)	—	(0.08)	(0.41)	10.88	(5.20)	457,590	0.39	(1)	2.83	(1)	14
01/31/20	10.88	(0.04)	1.75	1.71	—	—	(0.12)	(0.12)	12.47	15.72	702,768	0.38		(0.31)		12
01/31/21	12.47	0.17	1.68	1.85	—	—	(0.07)	(0.07)	14.25	14.83	923,121	0.37		1.37		15
07/31/21@	14.25	(0.03)	2.13	2.10	—	—	—	—	16.35	14.74	1,152,397	0.36	†	(0.36	)†	4

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21	07/21†@
SA Index Allocation 60/40 Class 1	1.26%	0.03%	0.00%	(0.02)%	0.00%
SA Index Allocation 60/40 Class 3	0.39	0.02	0.01	(0.02)	0.00
SA Index Allocation 80/20 Class 1	1.18	(0.02)	(0.01)	—	—
SA Index Allocation 80/20 Class 3	0.13	(0.02)	(0.01)	—	—
SA Index Allocation 90/10 Class 1	0.46	(0.00)	—	—	—
SA Index Allocation 90/10 Class 3	0.01	(0.00)	—	—	—

See Notes to Financial Statements

658

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA International Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.24	$2.15	$2.39	$(0.23)	$—	$(0.03)	$(0.26)	$12.13	24.09%	$389,353	0.52	%†(1)	2.23	%†(1)	15%
01/31/19	12.13	0.26	(1.83)	(1.57)	(0.23)	—	(0.02)	(0.25)	10.31	(12.86)	404,611	0.52	(1)	2.36	(1)	8
01/31/20	10.31	0.27	0.84	1.11	(0.01)	—	—	(0.01)	11.41	10.78	522,664	0.51	(1)	2.44	(1)	12
01/31/21	11.41	0.19	0.83	1.02	(0.24)	—	—	(0.24)	12.19	9.08	631,310	0.51		1.77		9
07/31/21@	12.19	0.18	1.17	1.35	—	—	—	—	13.54	11.07	749,372	0.47	†	2.78	†	4

SA International Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.18	2.18	2.36	(0.21)	—	(0.03)	(0.24)	12.12	23.73	402	0.77	†(1)	1.68	†(1)	15
01/31/19	12.12	0.18	(1.77)	(1.59)	(0.20)	—	(0.02)	(0.22)	10.31	(13.03)	1,593	0.77	(1)	1.78	(1)	8
01/31/20	10.31	0.18	0.90	1.08	(0.01)	—	—	(0.01)	11.38	10.46	5,136	0.75	(1)	1.76	(1)	12
01/31/21	11.38	0.14	0.85	0.99	(0.23)	—	—	(0.23)	12.14	8.85	10,671	0.77		1.30		9
07/31/21@	12.14	0.16	1.16	1.32	—	—	—	—	13.46	10.87	14,503	0.72	†	2.48	†	4

SA Invesco Growth Opportunities Portfolio — Class 1
01/31/17	7.13	(0.02)	1.45	1.43	—	—	(0.66)	(0.66)	7.90	20.62	105,375	0.79	(2)	(0.31	)(2)	57
01/31/18	7.90	(0.03)	2.03	2.00	—	—	(0.30)	(0.30)	9.60	25.64	121,703	0.79	(2)	(0.38	)(2)	38
01/31/19	9.60	(0.03)	0.31	0.28	—	—	(1.07)	(1.07)	8.81	2.50	151,042	0.79	(2)	(0.37	)(2)	69
01/31/20	8.81	(0.03)	1.27	1.24	—	—	(1.29)	(1.29)	8.76	14.74	152,418	0.80	(2)	(0.36	)(2)	81
01/31/21	8.76	(0.06)	4.98	4.92	—	—	(1.31)	(1.31)	12.37	58.68	215,397	0.79	(2)	(0.57	)(2)	58
07/31/21@	12.37	(0.04)	0.78	0.74	—	—	—	—	13.11	5.98	204,989	0.77	†(2)	(0.63	)†(2)	20

SA Invesco Growth Opportunities Portfolio — Class 2
01/31/17	6.91	(0.03)	1.40	1.37	—	—	(0.66)	(0.66)	7.62	20.40	3,026	0.94	(2)	(0.46	)(2)	57
01/31/18	7.62	(0.04)	1.96	1.92	—	—	(0.30)	(0.30)	9.24	25.53	3,134	0.94	(2)	(0.52	)(2)	38
01/31/19	9.24	(0.05)	0.30	0.25	—	—	(1.07)	(1.07)	8.42	2.26	2,977	0.94	(2)	(0.52	)(2)	69
01/31/20	8.42	(0.05)	1.22	1.17	—	—	(1.29)	(1.29)	8.30	14.60	2,997	0.95	(2)	(0.51	)(2)	81
01/31/21	8.30	(0.07)	4.70	4.63	—	—	(1.31)	(1.31)	11.62	58.43	4,119	0.94	(2)	(0.72	)(2)	58
07/31/21@	11.62	(0.05)	0.74	0.69	—	—	—	—	12.31	5.94	4,108	0.92	†(2)	(0.78	)†(2)	20

SA Invesco Growth Opportunities Portfolio — Class 3
01/31/17	6.78	(0.04)	1.38	1.34	—	—	(0.66)	(0.66)	7.46	20.35	166,823	1.04	(2)	(0.56	)(2)	57
01/31/18	7.46	(0.05)	1.91	1.86	—	—	(0.30)	(0.30)	9.02	25.27	173,168	1.04	(2)	(0.62	)(2)	38
01/31/19	9.02	(0.06)	0.30	0.24	—	—	(1.07)	(1.07)	8.19	2.21	150,700	1.04	(2)	(0.62	)(2)	69
01/31/20	8.19	(0.05)	1.18	1.13	—	—	(1.29)	(1.29)	8.03	14.52	144,121	1.05	(2)	(0.61	)(2)	81
01/31/21	8.03	(0.07)	4.53	4.46	—	—	(1.31)	(1.31)	11.18	58.28	162,516	1.04	(2)	(0.81	)(2)	58
07/31/21@	11.18	(0.05)	0.70	0.65	—	—	—	—	11.83	5.81	174,239	1.02	†(2)	(0.88	)†(2)	20

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20
SA International Index Class 1	0.06%	(0.02)%	(0.01)%
SA International Index Class 3	0.37	(0.02)	(0.01)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21	07/21†@
SA Invesco Growth Opportunities Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Invesco Growth Opportunities Class 2	0.01	0.00	0.00	0.00	0.00	0.00
SA Invesco Growth Opportunities Class 3	0.01	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

659

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Invesco Main Street Large Cap Portfolio — Class 1
01/31/17	$17.80	$0.23	$3.16	$3.39	$(0.15)	—	$(0.63)	$(0.78)	$20.41	19.34%	$299,651	0.78%		1.19%		32%
01/31/18	20.41	0.24	3.79	4.03	(0.23)	—	(0.54)	(0.77)	23.67	20.02	364,981	0.77		1.09		43
01/31/19	23.67	0.27	(1.17)	(0.90)	(0.26)	—	(1.41)	(1.67)	21.10	(4.03)	305,771	0.78		1.08		65
01/31/20	21.10	0.23	4.12	4.35	(0.29)	—	(2.60)	(2.89)	22.56	21.35	323,843	0.79		1.00		39
01/31/21	22.56	0.19	2.72	2.91	(0.25)	—	(1.61)	(1.86)	23.61	13.19	345,113	0.76	(1)(2)	0.88	(1)(2)	52
07/31/21@	23.61	0.10	4.30	4.40	—	—	—	—	28.01	18.64	422,483	0.72	†(1)(2)	0.75	†(1)(2)	26

SA Invesco Main Street Large Cap Portfolio — Class 2
01/31/17	17.78	0.21	3.16	3.37	(0.12)	—	(0.63)	(0.75)	20.40	19.21	4,649	0.93		1.05		32
01/31/18	20.40	0.21	3.78	3.99	(0.19)	—	(0.54)	(0.73)	23.66	19.82	4,324	0.92		0.97		43
01/31/19	23.66	0.23	(1.17)	(0.94)	(0.22)	—	(1.41)	(1.63)	21.09	(4.21)	3,732	0.93		0.93		65
01/31/20	21.09	0.20	4.12	4.32	(0.25)	—	(2.60)	(2.85)	22.56	21.20	3,507	0.94		0.87		39
01/31/21	22.56	0.16	2.71	2.87	(0.21)	—	(1.61)	(1.82)	23.61	13.02	3,673	0.91	(1)(2)	0.74	(1)(2)	52
07/31/21@	23.61	0.08	4.30	4.38	—	—	—	—	27.99	18.55	4,113	0.87	†(1)(2)	0.61	†(1)(2)	26

SA Invesco Main Street Large Cap Portfolio — Class 3
01/31/17	17.73	0.18	3.16	3.34	(0.11)	—	(0.63)	(0.74)	20.33	19.08	96,682	1.03		0.95		32
01/31/18	20.33	0.19	3.76	3.95	(0.18)	—	(0.54)	(0.72)	23.56	19.69	107,322	1.02		0.85		43
01/31/19	23.56	0.21	(1.16)	(0.95)	(0.20)	—	(1.41)	(1.61)	21.00	(4.26)	94,762	1.03		0.83		65
01/31/20	21.00	0.17	4.10	4.27	(0.23)	—	(2.60)	(2.83)	22.44	21.05	101,676	1.04		0.76		39
01/31/21	22.44	0.14	2.69	2.83	(0.19)	—	(1.61)	(1.80)	23.47	12.90	108,689	1.01	(1)(2)	0.63	(1)(2)	52
07/31/21@	23.47	0.07	4.27	4.34	—	—	—	—	27.81	18.49	122,238	0.97	†(1)(2)	0.50	†(1)(2)	26

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(2)	07/21†@(2)
SA Invesco Main Street Large Cap Class 1	0.01%	0.05%
SA Invesco Main Street Large Cap Class 2	0.01	0.05
SA Invesco Main Street Large Cap Class 3	0.01	0.05

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/21	07/21†@
SA Invesco Main Street Large Cap Class 1	0.00%	0.00%
SA Invesco Main Street Large Cap Class 2	0.00	0.00
SA Invesco Main Street Large Cap Class 3	0.00	0.00

660

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Janus Focused Growth Portfolio — Class 1
01/31/17	$11.74	$(0.00)	$1.26	$1.26	$—	$—	$(1.16)	$(1.16)	$11.84	11.16%	$113,795	0.84%		(0.04)%	126%
01/31/18	11.84	0.01	3.93	3.94	—	—	(1.05)	(1.05)	14.73	34.31	190,836	0.80		0.04	48
01/31/19	14.73	0.02	0.22	0.24	—	—	(1.10)	(1.10)	13.87	1.55	240,132	0.80		0.12	49
01/31/20	13.87	0.03	3.87	3.90	(0.00)	—	(0.84)	(0.84)	16.93	28.67	280,597	0.80		0.14	37
01/31/21	16.93	(0.02)	5.49	5.47	(0.01)	—	(1.40)	(1.41)	20.99	32.65	348,913	0.78		(0.12)	42
07/31/21@	20.99	(0.02)	4.58	4.56	—	—	—	—	25.55	21.72	412,053	0.78	†	(0.16)†	18

SA Janus Focused Growth Portfolio — Class 2
01/31/17	11.57	(0.02)	1.24	1.22	—	—	(1.16)	(1.16)	11.63	10.98	8,884	0.99		(0.19)	126
01/31/18	11.63	(0.01)	3.84	3.83	—	—	(1.05)	(1.05)	14.41	33.97	10,096	0.95		(0.07)	48
01/31/19	14.41	(0.01)	0.24	0.23	—	—	(1.10)	(1.10)	13.54	1.51	8,689	0.95		(0.04)	49
01/31/20	13.54	0.00	3.78	3.78	—	—	(0.84)	(0.84)	16.48	28.45	9,148	0.95		(0.01)	37
01/31/21	16.48	(0.05)	5.34	5.29	—	—	(1.40)	(1.40)	20.37	32.42	10,602	0.93		(0.27)	42
07/31/21@	20.37	(0.03)	4.43	4.40	—	—	—	—	24.77	21.60	12,157	0.93	†	(0.31)†	18

SA Janus Focused Growth Portfolio — Class 3
01/31/17	11.44	(0.03)	1.22	1.19	—	—	(1.16)	(1.16)	11.47	10.84	130,043	1.09		(0.29)	126
01/31/18	11.47	(0.02)	3.79	3.77	—	—	(1.05)	(1.05)	14.19	33.92	144,926	1.05		(0.17)	48
01/31/19	14.19	(0.02)	0.23	0.21	—	—	(1.10)	(1.10)	13.30	1.39	123,274	1.05		(0.14)	49
01/31/20	13.30	(0.01)	3.70	3.69	—	—	(0.84)	(0.84)	16.15	28.28	138,322	1.05		(0.11)	37
01/31/21	16.15	(0.07)	5.24	5.17	—	—	(1.40)	(1.40)	19.92	32.34	162,352	1.03		(0.37)	42
07/31/21@	19.92	(0.04)	4.33	4.29	—	—	—	—	24.21	21.54	194,122	1.03	†	(0.41)†	18

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21	07/21†@
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17(1)	01/18(1)	01/19(1)	01/20(1)	01/21(1)	07/21†@(1)
SA Janus Focused Growth Class 1	0.06%	0.10%	0.10%	0.10%	0.10%	0.10%
SA Janus Focused Growth Class 2	0.06	0.10	0.10	0.10	0.10	0.10
SA Janus Focused Growth Class 3	0.06	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

661

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/17	$18.21	$0.27	$1.95	$2.22	$(0.32)	$—	$(0.85)	$(1.17)	$19.26	12.49%	$79,458	0.73%		1.40%		99%
01/31/18	19.26	0.29	2.80	3.09	(0.33)	—	(1.01)	(1.34)	21.01	16.50	83,279	0.73	(2)	1.45	(2)	108
01/31/19	21.01	0.39	(1.45)	(1.06)	(0.31)	—	(1.25)	(1.56)	18.39	(5.04)	71,181	0.70	(2)	1.98	(2)	149
01/31/20	18.39	0.40	1.76	2.16	(0.44)	—	(1.06)	(1.50)	19.05	11.94	71,644	0.65	(2)	2.07	(2)	124
01/31/21	19.05	0.25	2.42	2.67	(0.43)	—	(0.51)	(0.94)	20.78	14.25	74,003	0.79	(2)	1.32	(2)	114
07/31/21@	20.78	0.16	1.61	1.77	—	—	—	—	22.55	8.52	77,036	0.67	†(2)	1.43	†(2)	38

SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/17	18.17	0.24	1.95	2.19	(0.29)	—	(0.85)	(1.14)	19.22	12.34	10,792	0.88		1.25		99
01/31/18	19.22	0.26	2.81	3.07	(0.31)	—	(1.01)	(1.32)	20.97	16.38	12,732	0.88	(2)	1.29	(2)	108
01/31/19	20.97	0.36	(1.45)	(1.09)	(0.28)	—	(1.25)	(1.53)	18.35	(5.19)	11,098	0.85	(2)	1.83	(2)	149
01/31/20	18.35	0.37	1.75	2.12	(0.40)	—	(1.06)	(1.46)	19.01	11.77	10,305	0.80	(2)	1.93	(2)	124
01/31/21	19.01	0.22	2.41	2.63	(0.40)	—	(0.51)	(0.91)	20.73	14.06	11,545	0.94	(2)	1.15	(2)	114
07/31/21@	20.73	0.14	1.61	1.75	—	—	—	—	22.48	8.44	12,445	0.82	†(2)	1.28	†(2)	38

SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/17	18.12	0.22	1.95	2.17	(0.28)	—	(0.85)	(1.13)	19.16	12.23	138,697	0.98		1.14		99
01/31/18	19.16	0.24	2.79	3.03	(0.29)	—	(1.01)	(1.30)	20.89	16.23	170,049	0.98	(2)	1.19	(2)	108
01/31/19	20.89	0.34	(1.44)	(1.10)	(0.27)	—	(1.25)	(1.52)	18.27	(5.27)	177,698	0.95	(2)	1.74	(2)	149
01/31/20	18.27	0.34	1.74	2.08	(0.39)	—	(1.06)	(1.45)	18.90	11.60	202,789	0.90	(2)	1.81	(2)	124
01/31/21	18.90	0.20	2.41	2.61	(0.39)	—	(0.51)	(0.90)	20.61	14.00	227,445	1.04	(2)	1.05	(2)	114
07/31/21@	20.61	0.13	1.60	1.73	—	—	—	—	22.34	8.39	255,426	0.92	†(2)	1.18	†(2)	38

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21	07/21†@
SA JPMorgan Diversified Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Diversified Balanced Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21(1)	07/21†@(1)
SA JPMorgan Diversified Balanced Class 1	0.01%	0.06%	0.07%	0.06%	0.05%
SA JPMorgan Diversified Balanced Class 2	0.01	0.06	0.07	0.06	0.05
SA JPMorgan Diversified Balanced Class 3	0.01	0.06	0.07	0.06	0.05

See Notes to Financial Statements

662

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)		Portfolio turnover

SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/17	$5.77	$0.13	$1.35	$1.48	$(0.14)	$—	$—	$(0.14)	$7.11	25.63%	$169,400	1.15%		1.88%		67%
01/31/18	7.11	0.13	2.99	3.12	(0.16)	—	—	(0.16)	10.07	44.22	200,885	1.12		1.56		49
01/31/19	10.07	0.19	(2.05)	(1.86)	(0.19)	—	—	(0.19)	8.02	(18.39)	118,832	1.14		2.24		72
01/31/20	8.02	0.17	0.14	0.31	(0.25)	—	—	(0.25)	8.08	3.84	86,133	1.18		2.05		53
01/31/21	8.08	0.11	2.15	2.26	(0.16)	—	—	(0.16)	10.18	28.27 (3)	107,020	1.07		1.31		74
07/31/21@	10.18	0.12	—	0.12	—	—	—	—	10.30	1.18	99,491	1.10	†	2.26	†	34

SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/17	5.74	0.10	1.36	1.46	(0.12)	—	—	(0.12)	7.08	25.42	3,676	1.30		1.46		67
01/31/18	7.08	0.12	2.97	3.09	(0.15)	—	—	(0.15)	10.02	43.94	4,487	1.27		1.40		49
01/31/19	10.02	0.17	(2.04)	(1.87)	(0.17)	—	—	(0.17)	7.98	(18.54)	3,272	1.30		2.04		72
01/31/20	7.98	0.15	0.14	0.29	(0.23)	—	—	(0.23)	8.04	3.67	2,828	1.33		1.88		53
01/31/21	8.04	0.10	2.14	2.24	(0.15)	—	—	(0.15)	10.13	28.09 (3)	3,371	1.22		1.15		74
07/31/21@	10.13	0.11	—	0.11	—	—	—	—	10.24	1.09	3,314	1.25	†	2.12	†	34

SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/17	5.69	0.09	1.35	1.44	(0.11)	—	—	(0.11)	7.02	25.36	146,034	1.40		1.33		67
01/31/18	7.02	0.11	2.96	3.07	(0.15)	—	—	(0.15)	9.94	43.91	168,305	1.37		1.31		49
01/31/19	9.94	0.16	(2.03)	(1.87)	(0.16)	—	—	(0.16)	7.91	(18.67)	133,143	1.40		1.90		72
01/31/20	7.91	0.15	0.14	0.29	(0.22)	—	—	(0.22)	7.98	3.74	125,014	1.43		1.83		53
01/31/21	7.98	0.09	2.11	2.20	(0.14)	—	—	(0.14)	10.04	27.82 (3)	146,241	1.32		1.07		74
07/31/21@	10.04	0.11	—	0.11	—	—	—	—	10.15	1.10	147,370	1.35	†	2.03	†	34

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21	07/21†@
SA JPMorgan Emerging Markets Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Emerging Markets Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Emerging Markets Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17(1)	01/18(1)	01/19(1)	01/20(1)	01/21(1)	07/21†@(1)
SA JPMorgan Emerging Markets Class 1	0.09%	0.10%	0.10%	0.12%	0.12%	0.11%
SA JPMorgan Emerging Markets Class 2	0.10	0.10	0.10	0.12	0.12	0.11
SA JPMorgan Emerging Markets Class 3	0.10	0.10	0.10	0.12	0.12	0.11

(3)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

663

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Equity-Income Portfolio — Class 1
01/31/17	$28.68	$0.68	$5.16	$5.84	$(0.62)	$—	$(1.07)	$(1.69)	$32.83	20.77%	$898,336	0.57%		2.19%		26%
01/31/18	32.83	0.70	6.60	7.30	(0.77)	—	(1.80)	(2.57)	37.56	22.93	950,519	0.57	(2)	2.00	(2)	14
01/31/19	37.56	0.81	(1.83)	(1.02)	(0.78)	—	(2.29)	(3.07)	33.47	(2.95)	805,291	0.58	(2)	2.27	(2)	19
01/31/20	33.47	0.76	5.13	5.89	(0.96)	—	(2.63)	(3.59)	35.77	17.88	821,452	0.58		2.10		18
01/31/21	35.77	0.71	0.18	0.89	(0.72)	—	(2.52)	(3.24)	33.42	2.68	838,072	0.57		2.20		30
07/31/21@	33.42	0.35	6.49	6.84	—	—	—	—	40.26	20.47	976,789	0.57	†	1.84	†	13

SA JPMorgan Equity-Income Portfolio — Class 2
01/31/17	28.64	0.64	5.15	5.79	(0.57)	—	(1.07)	(1.64)	32.79	20.61	10,771	0.72		2.05		26
01/31/18	32.79	0.65	6.58	7.23	(0.71)	—	(1.80)	(2.51)	37.51	22.74	11,350	0.72	(2)	1.86	(2)	14
01/31/19	37.51	0.76	(1.84)	(1.08)	(0.72)	—	(2.29)	(3.01)	33.42	(3.11)	9,761	0.73	(2)	2.13	(2)	19
01/31/20	33.42	0.70	5.14	5.84	(0.90)	—	(2.63)	(3.53)	35.73	17.75	10,250	0.73		1.95		18
01/31/21	35.73	0.67	0.16	0.83	(0.66)	—	(2.52)	(3.18)	33.38	2.51	9,134	0.72		2.06		30
07/31/21@	33.38	0.32	6.48	6.80	—	—	—	—	40.18	20.37	11,205	0.72	†	1.69	†	13

SA JPMorgan Equity-Income Portfolio — Class 3
01/31/17	28.54	0.61	5.13	5.74	(0.54)	—	(1.07)	(1.61)	32.67	20.51	228,252	0.82		1.95		26
01/31/18	32.67	0.61	6.54	7.15	(0.68)	—	(1.80)	(2.48)	37.34	22.58	253,011	0.82	(2)	1.76	(2)	14
01/31/19	37.34	0.72	(1.82)	(1.10)	(0.69)	—	(2.29)	(2.98)	33.26	(3.19)	218,826	0.83	(2)	2.03	(2)	19
01/31/20	33.26	0.66	5.12	5.78	(0.87)	—	(2.63)	(3.50)	35.54	17.63	237,776	0.83		1.85		18
01/31/21	35.54	0.62	0.16	0.78	(0.64)	—	(2.52)	(3.16)	33.16	2.37	255,619	0.82		1.94		30
07/31/21@	33.16	0.30	6.45	6.75	—	—	—	—	39.91	20.36	306,847	0.82	†	1.59	†	13

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21	07/21†@
SA JPMorgan Equity-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Equity-Income Class 1	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00

See Notes to Financial Statements

664

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Global Equities Portfolio — Class 1
01/31/17	$17.16	$0.29	$2.39	$2.68	$(0.26)	$—	$—	$(0.26)	$19.58	15.72%	$517,220	0.76%		1.58%		92%
01/31/18	19.58	0.29	5.08	5.37	(0.40)	—	—	(0.40)	24.55	27.61	538,327	0.76	(2)	1.32	(2)	88
01/31/19	24.55	0.36	(2.38)	(2.02)	(0.43)	—	(3.19)	(3.62)	18.91	(8.58)	426,558	0.77	(2)	1.62	(2)	61
01/31/20	18.91	0.27	1.41	1.68	(0.46)	—	(1.61)	(2.07)	18.52	9.09	330,323	0.81		1.37		66
01/31/21	18.52	0.35	1.60	1.95	(0.27)	—	(0.50)	(0.77)	19.70	10.85	332,093	0.79		2.00		74
07/31/21@	19.70	0.15	3.39	3.54	—	—	—	—	23.24	17.97	364,986	0.79	†	1.39	†	33

SA JPMorgan Global Equities Portfolio — Class 2
01/31/17	17.12	0.26	2.38	2.64	(0.23)	—	—	(0.23)	19.53	15.50	4,284	0.91		1.43		92
01/31/18	19.53	0.25	5.09	5.34	(0.37)	—	—	(0.37)	24.50	27.50	4,768	0.91	(2)	1.17	(2)	88
01/31/19	24.50	0.33	(2.39)	(2.06)	(0.39)	—	(3.19)	(3.58)	18.86	(8.76)	3,743	0.93	(2)	1.47	(2)	61
01/31/20	18.86	0.22	1.43	1.65	(0.42)	—	(1.61)	(2.03)	18.48	8.97	3,592	0.96		1.15		66
01/31/21	18.48	0.33	1.59	1.92	(0.24)	—	(0.50)	(0.74)	19.66	10.68	3,134	0.94		1.85		74
07/31/21@	19.66	0.14	3.37	3.51	—	—	—	—	23.17	17.85	3,503	0.94	†	1.25	†	33

SA JPMorgan Global Equities Portfolio — Class 3
01/31/17	17.04	0.24	2.37	2.61	(0.21)	—	—	(0.21)	19.44	15.39	35,721	1.01		1.31		92
01/31/18	19.44	0.23	5.05	5.28	(0.35)	—	—	(0.35)	24.37	27.31	40,255	1.01	(2)	1.06	(2)	88
01/31/19	24.37	0.30	(2.37)	(2.07)	(0.37)	—	(3.19)	(3.56)	18.74	(8.86)	34,288	1.02	(2)	1.36	(2)	61
01/31/20	18.74	0.19	1.44	1.63	(0.41)	—	(1.61)	(2.02)	18.35	8.89	36,256	1.06		1.03		66
01/31/21	18.35	0.30	1.58	1.88	(0.23)	—	(0.50)	(0.73)	19.50	10.53	40,619	1.04		1.73		74
07/31/21@	19.50	0.12	3.36	3.48	—	—	—	—	22.98	17.85	51,209	1.04	†	1.13	†	33

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21	07/21†@
SA JPMorgan Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Global Equities Class 1	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00

See Notes to Financial Statements

665

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/17	$8.80	$0.19	$0.03	$0.22	$(0.17)	$—	$—	$(0.17)	$8.85	2.52%	$965,033	0.53%		2.13%		33%
01/31/18	8.85	0.20	0.03	0.23	(0.22)	—	—	(0.22)	8.86	2.55	967,278	0.53		2.25		33
01/31/19	8.86	0.23	(0.08)	0.15	(0.22)	—	—	(0.22)	8.79	1.76	931,054	0.54		2.60		35
01/31/20	8.79	0.25	0.65	0.90	(0.28)	—	—	(0.28)	9.41	10.32	1,085,375	0.53		2.72		61
01/31/21	9.41	0.21	0.31	0.52	(0.26)	—	—	(0.26)	9.67	5.53	1,058,040	0.54		2.18		98
07/31/21@	9.67	0.09	(0.03)	0.06	—	—	—	—	9.73	0.62	1,158,522	0.53	†	1.93	†	69

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/17	8.77	0.18	0.02	0.20	(0.16)	—	—	(0.16)	8.81	2.21	9,526	0.68		1.98		33
01/31/18	8.81	0.19	0.03	0.22	(0.20)	—	—	(0.20)	8.83	2.50	8,619	0.68		2.10		33
01/31/19	8.83	0.21	(0.08)	0.13	(0.20)	—	—	(0.20)	8.76	1.59	7,626	0.69		2.44		35
01/31/20	8.76	0.24	0.64	0.88	(0.26)	—	—	(0.26)	9.38	10.18	7,594	0.68		2.57		61
01/31/21	9.38	0.19	0.31	0.50	(0.24)	—	—	(0.24)	9.64	5.40	7,951	0.69		2.03		98
07/31/21@	9.64	0.08	(0.03)	0.05	—	—	—	—	9.69	0.52	7,310	0.68	†	1.79	†	69

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/17	8.72	0.17	0.02	0.19	(0.15)	—	—	(0.15)	8.76	2.16	958,280	0.78		1.88		33
01/31/18	8.76	0.18	0.03	0.21	(0.20)	—	—	(0.20)	8.77	2.33	973,614	0.78		2.00		33
01/31/19	8.77	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)	8.70	1.50	840,537	0.79		2.35		35
01/31/20	8.70	0.22	0.65	0.87	(0.26)	—	—	(0.26)	9.31	10.03	935,477	0.78		2.47		61
01/31/21	9.31	0.18	0.31	0.49	(0.23)	—	—	(0.23)	9.57	5.34	982,225	0.79		1.93		98
07/31/21@	9.57	0.08	(0.04)	0.04	—	—	—	—	9.61	0.42	1,031,599	0.78	†	1.68	†	69

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17	01/18	01/19	01/20	01/21	07/21†@
SA JPMorgan MFS Core Bond Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
SA JPMorgan MFS Core Bond Class 2	0.10	0.10	0.10	0.10	0.10	0.10
SA JPMorgan MFS Core Bond Class 3	0.10	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

666

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/17	$15.14	$(0.01)	$2.59	$2.58	$—	$—	$(2.03)	$(2.03)	$15.69	17.61%	$184,053	0.81%		(0.08)%		43%
01/31/18	15.69	(0.04)	4.94	4.90	—	—	(1.00)	(1.00)	19.59	31.83	203,680	0.80	(2)	(0.21	)(2)	47
01/31/19	19.59	(0.04)	0.04	(0.00)	—	—	(2.37)	(2.37)	17.22	0.05	209,126	0.81	(2)	(0.23	)(2)	57
01/31/20	17.22	(0.04)	4.77	4.73	—	—	(1.70)	(1.70)	20.25	28.33	235,464	0.81		(0.23)		43
01/31/21	20.25	(0.08)	8.65	8.57	(0.04)	—	(2.94)	(2.98)	25.84	43.80	274,202	0.80		(0.34)		64
07/31/21@	25.84	(0.06)	2.60	2.54	—	—	—	—	28.38	9.83	266,890	0.80	†	(0.44	)†	26

SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/17	14.77	(0.04)	2.54	2.50	—	—	(2.03)	(2.03)	15.24	17.50	13,824	0.96		(0.24)		43
01/31/18	15.24	(0.06)	4.78	4.72	—	—	(1.00)	(1.00)	18.96	31.59	15,783	0.95	(2)	(0.37	)(2)	47
01/31/19	18.96	(0.07)	0.04	(0.03)	—	—	(2.37)	(2.37)	16.56	(0.11)	14,192	0.96	(2)	(0.37	)(2)	57
01/31/20	16.56	(0.07)	4.58	4.51	—	—	(1.70)	(1.70)	19.37	28.12	15,345	0.96		(0.38)		43
01/31/21	19.37	(0.11)	8.26	8.15	(0.01)	—	(2.94)	(2.95)	24.57	43.59	18,887	0.95		(0.49)		64
07/31/21@	24.57	(0.08)	2.48	2.40	—	—	—	—	26.97	9.77	19,547	0.95	†	(0.59	)†	26

SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/17	14.55	(0.05)	2.50	2.45	—	—	(2.03)	(2.03)	14.97	17.42	144,257	1.06		(0.35)		43
01/31/18	14.97	(0.08)	4.69	4.61	—	—	(1.00)	(1.00)	18.58	31.42	162,852	1.05	(2)	(0.46	)(2)	47
01/31/19	18.58	(0.08)	0.04	(0.04)	—	—	(2.37)	(2.37)	16.17	(0.17)	147,794	1.06	(2)	(0.47	)(2)	57
01/31/20	16.17	(0.08)	4.45	4.37	—	—	(1.70)	(1.70)	18.84	27.94	168,978	1.06		(0.48)		43
01/31/21	18.84	(0.12)	8.02	7.90	—	—	(2.94)	(2.94)	23.80	43.49	225,018	1.05		(0.59)		64
07/31/21@	23.80	(0.09)	2.40	2.31	—	—	—	—	26.11	9.71	274,672	1.05	†	(0.69	)†	26

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21	07/21†@
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00

See Notes to Financial Statements

667

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Large Cap Growth Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.13	$0.48	$0.61	$(0.12)	$—	$(0.04)	$(0.16)	$15.45	4.11%	$246,649	0.35	%†	1.13	%†	30%
01/31/20	15.45	0.20	3.53	3.73	(0.01)	—	(0.01)	(0.02)	19.16	24.10	271,291	0.35		1.15		33
01/31/21	19.16	0.15	5.40	5.55	(0.26)	—	(0.51)	(0.77)	23.94	29.12	295,788	0.35		0.73		32
07/31/21@	23.94	0.05	4.52	4.57	—	—	—	—	28.51	19.09	331,114	0.35	†	0.42	†	11

SA Large Cap Growth Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.09	0.49	0.58	(0.09)	—	(0.04)	(0.13)	15.45	3.92	579	0.60	†	0.86	†	30
01/31/20	15.45	0.14	3.54	3.68	(0.00)	—	(0.01)	(0.01)	19.12	23.81	7,134	0.60		0.85		33
01/31/21	19.12	0.09	5.38	5.47	(0.21)	—	(0.51)	(0.72)	23.87	28.79	16,655	0.60		0.45		32
07/31/21@	23.87	0.02	4.50	4.52	—	—	—	—	28.39	18.94	25,981	0.60	†	0.16	†	11

SA Large Cap Index Portfolio — Class 1
01/31/17	16.47	0.33	2.87	3.20	(0.25)	—	(0.17)	(0.42)	19.25	19.62	1,709,589	0.33		1.81		7
01/31/18	19.25	0.35	4.58	4.93	(0.33)	—	(0.24)	(0.57)	23.61	25.93	2,168,616	0.33		1.66		16
01/31/19	23.61	0.39	(1.04)	(0.65)	(0.72)	—	(0.64)	(1.36)	21.60	(2.66)	2,068,135	0.33		1.74		11
01/31/20	21.60	0.39	4.17	4.56	(0.01)	—	(0.06)	(0.07)	26.09	21.14	2,512,185	0.31		1.62		3
01/31/21	26.09	0.43	3.95	4.38	(0.43)	—	(0.40)	(0.83)	29.64	16.92	2,910,408	0.27		1.65		7
07/31/21@	29.64	0.19	5.45	5.64	—	—	—	—	35.28	19.03	3,412,652	0.26	†	1.18	†	6

SA Large Cap Index Portfolio — Class 3
10/06/17#- 01/31/18	21.24	0.03	2.32	2.35	—	—	—	—	23.59	11.06	6,660	0.59	†	0.57	†	16
01/31/19	23.59	0.33	(1.03)	(0.70)	(0.64)	—	(0.64)	(1.28)	21.61	(2.93)	11,828	0.59		1.50		11
01/31/20	21.61	0.32	4.18	4.50	(0.00)	—	(0.06)	(0.06)	26.05	20.86	21,992	0.56		1.36		3
01/31/21	26.05	0.36	3.94	4.30	(0.39)	—	(0.40)	(0.79)	29.56	16.64	35,693	0.52		1.38		7
07/31/21@	29.56	0.15	5.43	5.58	—	—	—	—	35.14	18.88	57,113	0.51	†	0.91	†	6

SA Large Cap Value Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.03)	0.27	(0.30)	—	(0.03)	(0.33)	14.94	1.97	235,084	0.35	†	2.63	†	31
01/31/20	14.94	0.36	2.33	2.69	(0.01)	—	(0.01)	(0.02)	17.61	18.00	268,749	0.35		2.21		38
01/31/21	17.61	0.45	(0.09)	0.36	(0.36)	—	(1.48)	(1.84)	16.13	2.41	285,441	0.35		2.85		29
07/31/21@	16.13	0.17	2.86	3.03	—	—	—	—	19.16	18.78	339,054	0.35	†	1.84	†	11

SA Large Cap Value Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.21	0.03	0.24	(0.25)	—	(0.03)	(0.28)	14.96	1.75	1,296	0.60	†	2.11	†	31
01/31/20	14.96	0.30	2.35	2.65	(0.00)	—	(0.01)	(0.01)	17.60	17.74	5,985	0.60		1.90		38
01/31/21	17.60	0.39	(0.08)	0.31	(0.35)	—	(1.48)	(1.83)	16.08	2.10	12,905	0.60		2.57		29
07/31/21@	16.08	0.14	2.86	3.00	—	—	—	—	19.08	18.66	22,949	0.60	†	1.57	†	11

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17	01/18		01/19		01/20	01/21	07/21†@
SA Large Cap Growth Class 1	—%	—%		0.05	%†	0.05%	0.01%	0.01%
SA Large Cap Growth Class 3	—	—		0.16	†	0.07	0.00	0.01
SA Large Cap Index Class 1	0.11	0.11		0.11		0.12	0.14	0.14
SA Large Cap Index Class 3	—	0.11	†	0.11		0.12	0.14	0.14
SA Large Cap Value Index Class 1	—	—		0.05	†	0.05	0.02	0.01
SA Large Cap Value Index Class 3	—	—		0.14	†	0.05	0.02	0.01

See Notes to Financial Statements

668

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1
01/31/17	$9.71	$0.08	$1.60	$1.68	$(0.06)	$—	$(0.33)	$(0.39)	$11.00	17.51%		$389,551	0.71	%(1)	0.73	%(1)	59%
01/31/18	11.00	0.06	3.35	3.41	(0.09)	—	(0.26)	(0.35)	14.06	31.36		548,669	0.70		0.48		66
01/31/19	14.06	0.08	(0.48)	(0.40)	(0.06)	—	(1.04)	(1.10)	12.56	(3.12	)(2)	554,507	0.69		0.59		66
01/31/20	12.56	0.08	2.67	2.75	(0.09)	—	(1.49)	(1.58)	13.73	22.80		577,795	0.69		0.59		53
01/31/21	13.73	0.04	3.80	3.84	(0.09)	—	(1.39)	(1.48)	16.09	28.66		572,522	0.68		0.25		60
07/31/21@	16.09	0.01	3.16	3.17	—		—	—	19.26	19.70		637,597	0.68	†	0.12	†	31

SA MFS Blue Chip Growth Portfolio — Class 2
01/31/17	9.67	0.06	1.61	1.67	(0.05)	—	(0.33)	(0.38)	10.96	17.38		3,294	0.86	(1)	0.59	(1)	59
01/31/18	10.96	0.04	3.34	3.38	(0.07)	—	(0.26)	(0.33)	14.01	31.19		3,760	0.85		0.35		66
01/31/19	14.01	0.06	(0.49)	(0.43)	(0.03)	—	(1.04)	(1.07)	12.51	(3.29	)(2)	3,208	0.84		0.44		66
01/31/20	12.51	0.06	2.66	2.72	(0.06)	—	(1.49)	(1.55)	13.68	22.68		3,204	0.84		0.44		53
01/31/21	13.68	0.01	3.78	3.79	(0.07)	—	(1.39)	(1.46)	16.01	28.35		3,584	0.83		0.10		60
07/31/21@	16.01	0.00	3.15	3.15	—		—	—	19.16	19.68		3,953	0.83	†	(0.03	)†	31

SA MFS Blue Chip Growth Portfolio — Class 3
01/31/17	9.62	0.05	1.60	1.65	(0.04)	—	(0.33)	(0.37)	10.90	17.29		120,537	0.96	(1)	0.48	(1)	59
01/31/18	10.90	0.03	3.31	3.34	(0.06)	—	(0.26)	(0.32)	13.92	31.00		139,469	0.95		0.25		66
01/31/19	13.92	0.05	(0.48)	(0.43)	(0.02)	—	(1.04)	(1.06)	12.43	(3.33	)(2)	124,228	0.94		0.34		66
01/31/20	12.43	0.04	2.64	2.68	(0.05)	—	(1.49)	(1.54)	13.57	22.49		135,148	0.94		0.34		53
01/31/21	13.57	0.00	3.75	3.75	(0.06)	—	(1.39)	(1.45)	15.87	28.26		157,366	0.93		0.00		60
07/31/21@	15.87	(0.01)	3.12	3.11	—		—	—	18.98	19.60		187,041	0.93	†	(0.13	)†	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17
SA MFS Blue Chip Growth Class 1	0.00%
SA MFS Blue Chip Growth Class 2	0.00
SA MFS Blue Chip Growth Class 3	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

669

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/17	$19.74	$0.18	$3.00	$3.18	$(0.19)	$—	$(1.87)	$(2.06)	$20.86	16.74%	$685,288	0.70	%(1)	0.88	%(1)	18%
01/31/18	20.86	0.17	5.35	5.52	(0.24)	—	(0.60)	(0.84)	25.54	26.91	784,894	0.70	(1)	0.74	(1)	14
01/31/19	25.54	0.20	(0.90)	(0.70)	(0.21)	—	(2.23)	(2.44)	22.40	(2.91)	615,764	0.71		0.81		12
01/31/20	22.40	0.19	4.40	4.59	(0.23)	—	(2.90)	(3.13)	23.86	21.17	635,910	0.71		0.76		16
01/31/21	23.86	0.18	2.99	3.17	(0.17)	—	(2.17)	(2.34)	24.69	13.62	688,586	0.70	(2)	0.75	(2)	20
07/31/21@	24.69	0.30	5.02	5.32	—		—	—	30.01	21.55	828,386	0.67	†(2)	2.21	†(2)	11

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/17	19.74	0.15	3.00	3.15	(0.15)	—	(1.87)	(2.02)	20.87	16.56	9,120	0.85	(1)	0.74	(1)	18
01/31/18	20.87	0.14	5.35	5.49	(0.21)	—	(0.60)	(0.81)	25.55	26.71	10,005	0.85	(1)	0.59	(1)	14
01/31/19	25.55	0.16	(0.89)	(0.73)	(0.17)	—	(2.23)	(2.40)	22.42	(3.03)	8,075	0.86		0.67		12
01/31/20	22.42	0.15	4.40	4.55	(0.19)	—	(2.90)	(3.09)	23.88	20.94	8,180	0.86		0.61		16
01/31/21	23.88	0.14	3.00	3.14	(0.13)	—	(2.17)	(2.30)	24.72	13.47	7,682	0.85	(2)	0.61	(2)	20
07/31/21@	24.72	0.28	5.02	5.30	—		—	—	30.02	21.44	9,022	0.82	†(2)	2.01	†(2)	11

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/17	19.66	0.13	2.99	3.12	(0.14)	—	(1.87)	(2.01)	20.77	16.44	397,306	0.95	(1)	0.63	(1)	18
01/31/18	20.77	0.11	5.33	5.44	(0.19)	—	(0.60)	(0.79)	25.42	26.58	429,122	0.95	(1)	0.49	(1)	14
01/31/19	25.42	0.14	(0.90)	(0.76)	(0.14)	—	(2.23)	(2.37)	22.29	(3.16)	363,992	0.96		0.56		12
01/31/20	22.29	0.12	4.38	4.50	(0.16)	—	(2.90)	(3.06)	23.73	20.85	364,762	0.96		0.51		16
01/31/21	23.73	0.12	2.97	3.09	(0.10)	—	(2.17)	(2.27)	24.55	13.37	368,899	0.95	(2)	0.51	(2)	20
07/31/21@	24.55	0.26	5.00	5.26	—		—	—	29.81	21.43	410,506	0.92	†(2)	1.87	†(2)	11

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21	07/21†@
SA MFS Massachusetts Investors Trust Class 1	0.01%	0.04%
SA MFS Massachusetts Investors Trust Class 2	0.01	0.04
SA MFS Massachusetts Investors Trust Class 3	0.01	0.04

See Notes to Financial Statements

670

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA MFS Total Return Portfolio — Class 1
01/31/17	$18.35	$0.41	$1.89	$2.30	$(0.46)	$—	$(1.16)	$(1.62)	$19.03	12.74%	$193,053	0.70	%(1)	2.15	%(1)	32%
01/31/18	19.03	0.36	2.17	2.53	(0.51)	—	(1.11)	(1.62)	19.94	13.67	192,656	0.70	(1)	1.84	(1)	31
01/31/19	19.94	0.38	(0.98)	(0.60)	(0.42)	—	(1.11)	(1.53)	17.81	(3.01)	160,674	0.71		1.99		30
01/31/20	17.81	0.38	2.05	2.43	(0.46)	—	(0.60)	(1.06)	19.18	13.79	160,743	0.71		1.99		29
01/31/21	19.18	0.33	1.39	1.72	(0.39)	—	(0.59)	(0.98)	19.92	9.12	156,898	0.71		1.72		39
07/31/21@	19.92	0.14	2.12	2.26	—		—	—	22.18	11.35	163,704	0.70	†	1.35	†	16

SA MFS Total Return Portfolio — Class 2
01/31/17	18.35	0.39	1.87	2.26	(0.42)	—	(1.16)	(1.58)	19.03	12.54	29,714	0.85	(1)	2.00	(1)	32
01/31/18	19.03	0.33	2.18	2.51	(0.48)	—	(1.11)	(1.59)	19.95	13.54	29,151	0.85	(1)	1.69	(1)	31
01/31/19	19.95	0.35	(0.98)	(0.63)	(0.38)	—	(1.11)	(1.49)	17.83	(3.13)	24,003	0.86		1.84		30
01/31/20	17.83	0.35	2.05	2.40	(0.43)	—	(0.60)	(1.03)	19.20	13.58	22,761	0.86		1.84		29
01/31/21	19.20	0.30	1.40	1.70	(0.36)	—	(0.59)	(0.95)	19.95	8.99	22,123	0.86		1.57		39
07/31/21@	19.95	0.13	2.11	2.24	—		—	—	22.19	11.23	22,785	0.85	†	1.20	†	16

SA MFS Total Return Portfolio — Class 3
01/31/17	18.31	0.36	1.89	2.25	(0.41)	—	(1.16)	(1.57)	18.99	12.47	311,860	0.95	(1)	1.90	(1)	32
01/31/18	18.99	0.31	2.16	2.47	(0.46)	—	(1.11)	(1.57)	19.89	13.38	332,869	0.95	(1)	1.59	(1)	31
01/31/19	19.89	0.33	(0.97)	(0.64)	(0.37)	—	(1.11)	(1.48)	17.77	(3.22)	299,400	0.96		1.74		30
01/31/20	17.77	0.33	2.03	2.36	(0.41)	—	(0.60)	(1.01)	19.12	13.43	325,537	0.96		1.73		29
01/31/21	19.12	0.27	1.41	1.68	(0.35)	—	(0.59)	(0.94)	19.86	8.90	346,502	0.96		1.46		39
07/31/21@	19.86	0.12	2.10	2.22	—		—	—	22.08	11.18	383,105	0.95	†	1.09	†	16

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/17	01/18
SA MFS Total Return Class 1	0.00%	0.00%
SA MFS Total Return Class 2	0.00	0.00
SA MFS Total Return Class 3	0.00	0.00

See Notes to Financial Statements

671

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Mid Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.11	$1.57	$1.68	$(0.09)	$—	$(0.07)	$(0.16)	$11.52	16.94%	$175,119	0.40	(1)%†	1.08	(1)%†	23%
01/31/19	11.52	0.11	(0.74)	(0.63)	(0.10)	—	(0.31)	(0.41)	10.48	(5.13)	242,067	0.40	(1)	1.01	(1)	25
01/31/20	10.48	0.13	0.99	1.12	—	—	(0.02)	(0.02)	11.58	10.69	283,945	0.40		1.16		13
01/31/21	11.58	0.12	1.93	2.05	(0.13)	—	(0.11)	(0.24)	13.39	17.90	352,306	0.36		1.05		23
07/31/21@	13.39	0.07	2.07	2.14	—		—	—	15.53	15.98	401,301	0.36	†	0.92	†	10

SA Mid Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.08	1.57	1.65	(0.07)	—	(0.07)	(0.14)	11.51	16.60	358	0.65	(1)†	0.83	(1)†	23
01/31/19	11.51	0.08	(0.74)	(0.66)	(0.07)	—	(0.31)	(0.38)	10.47	(5.39)	2,665	0.65	(1)	0.79	(1)	25
01/31/20	10.47	0.10	0.99	1.09	—	—	(0.02)	(0.02)	11.54	10.42	10,248	0.65		0.90		13
01/31/21	11.54	0.08	1.94	2.02	(0.12)	—	(0.11)	(0.23)	13.33	17.70	23,546	0.61		0.78		23
07/31/21@	13.33	0.05	2.06	2.11	—		—	—	15.44	15.83	39,103	0.61	†	0.66	†	10

SA Morgan Stanley International Equities Portfolio — Class 1
01/31/17	8.77	0.16	0.26	0.42	(0.12)	—	—	(0.12)	9.07	4.73	303,787	0.89	(2)	1.80	(2)	33
01/31/18	9.07	0.14	2.24	2.38	(0.12)	—	—	(0.12)	11.33	26.39	419,078	0.87	(2)	1.37	(2)	33
01/31/19	11.33	0.21	(1.63)	(1.42)	(0.13)	—	(0.25)	(0.38)	9.53	(12.56)	320,376	0.89		2.04		29
01/31/20	9.53	0.20	0.95	1.15	(0.26)	—	(0.40)	(0.66)	10.02	12.19	315,398	0.89		1.93		20
01/31/21	10.02	0.14	0.93	1.07	(0.19)	—	(0.16)	(0.35)	10.74	10.84	333,985	0.88	(1)	1.39	(1)	23
07/31/21@	10.74	0.15	0.80	0.95	—		—	—	11.69	8.85	340,569	0.83	†(1)	2.64	†(1)	11

SA Morgan Stanley International Equities Portfolio — Class 2
01/31/17	8.73	0.17	0.23	0.40	(0.10)	—	—	(0.10)	9.03	4.55	10,917	1.04	(2)	1.87	(2)	33
01/31/18	9.03	0.14	2.22	2.36	(0.11)	—	—	(0.11)	11.28	26.20	11,974	1.02	(2)	1.35	(2)	33
01/31/19	11.28	0.19	(1.61)	(1.42)	(0.12)	—	(0.25)	(0.37)	9.49	(12.68)	9,073	1.04		1.87		29
01/31/20	9.49	0.18	0.96	1.14	(0.25)	—	(0.40)	(0.65)	9.98	12.04	9,014	1.04		1.76		20
01/31/21	9.98	0.12	0.92	1.04	(0.17)	—	(0.16)	(0.33)	10.69	10.60	8,709	1.03	(1)	1.26	(1)	23
07/31/21@	10.69	0.14	0.80	0.94	—		—	—	11.63	8.79	9,422	0.98	†(1)	2.46	†(1)	11

SA Morgan Stanley International Equities Portfolio — Class 3
01/31/17	8.71	0.15	0.24	0.39	(0.09)	—	—	(0.09)	9.01	4.47	148,419	1.14	(2)	1.69	(2)	33
01/31/18	9.01	0.13	2.21	2.34	(0.10)	—	—	(0.10)	11.25	26.05	159,607	1.12	(2)	1.25	(2)	33
01/31/19	11.25	0.18	(1.61)	(1.43)	(0.10)	—	(0.25)	(0.35)	9.47	(12.73)	128,582	1.14		1.75		29
01/31/20	9.47	0.16	0.97	1.13	(0.24)	—	(0.40)	(0.64)	9.96	11.97	130,870	1.14		1.65		20
01/31/21	9.96	0.11	0.91	1.02	(0.16)	—	(0.16)	(0.32)	10.66	10.43	135,498	1.13	(1)	1.14	(1)	23
07/31/21@	10.66	0.13	0.81	0.94	—		—	—	11.60	8.82	146,558	1.08	†(1)	2.37	†(1)	11

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(2)	01/19	01/21	07/21†@
SA Mid Cap Index Class 1	0.02%	(0.01)%	—%	—%
SA Mid Cap Index Class 3	0.19	(0.01)	—	—
SA Morgan Stanley International Equities Class 1	—	—	0.01	0.05
SA Morgan Stanley International Equities Class 2	—	—	0.01	0.05
SA Morgan Stanley International Equities Class 3	—	—	0.01	0.05

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18
SA Morgan Stanley International Equities Class 1	0.00%	0.00%
SA Morgan Stanley International Equities Class 2	0.00	0.00
SA Morgan Stanley International Equities Class 3	0.00	0.00

See Notes to Financial Statements

672

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA PIMCO RAE International Value Portfolio — Class 1
01/31/17	$13.65	$0.36	$1.45	$1.81	$(0.28)	$—	$(0.28)	$(0.56)	$14.90	13.53%	$540,797	0.83%		2.54%		19%
01/31/18	14.90	0.30	2.98	3.28	(0.45)	—	—	(0.45)	17.73	22.20	514,253	0.83		1.86		16
01/31/19	17.73	0.38	(2.91)	(2.53)	(0.77)	(0.01)	(0.35)	(1.13)	14.07	(14.07)	301,985	0.85		2.34		28
01/31/20	14.07	0.35	(0.25)	0.10	(0.02)	—	—	(0.02)	14.15	0.68	284,337	0.86		2.50		36
01/31/21	14.15	0.28	(0.34)	(0.06)	(0.35)	—	—	(0.35)	13.74	(0.32)	293,873	0.87	(2)	2.18	(2)	163
07/31/21@	13.74	0.23	1.32	1.55	—	—	—	—	15.29	11.28	320,167	0.83	†(2)	3.13	†(2)	21

SA PIMCO RAE International Value Portfolio — Class 2
01/31/17	13.64	0.32	1.46	1.78	(0.25)	—	(0.28)	(0.53)	14.89	13.31	13,310	0.98		2.25		19
01/31/18	14.89	0.28	2.98	3.26	(0.42)	—	—	(0.42)	17.73	22.10	13,992	0.98		1.73		16
01/31/19	17.73	0.33	(2.89)	(2.56)	(0.72)	(0.01)	(0.35)	(1.08)	14.09	(14.25)	10,869	1.00		2.06		28
01/31/20	14.09	0.33	(0.25)	0.08	(0.01)	—	—	(0.01)	14.16	0.59	9,769	1.01		2.39		36
01/31/21	14.16	0.26	(0.34)	(0.08)	(0.33)	—	—	(0.33)	13.75	(0.49)	9,377	1.02	(2)	2.02	(2)	163
07/31/21@	13.75	0.23	1.31	1.54	—	—	—	—	15.29	11.20	9,796	0.98	†(2)	3.03	†(2)	21

SA PIMCO RAE International Value Portfolio — Class 3
01/31/17	13.60	0.29	1.48	1.77	(0.24)	—	(0.28)	(0.52)	14.85	13.26	545,963	1.08		2.09		19
01/31/18	14.85	0.27	2.97	3.24	(0.41)	—	—	(0.41)	17.68	21.98	568,413	1.08		1.64		16
01/31/19	17.68	0.31	(2.87)	(2.56)	(0.69)	(0.01)	(0.35)	(1.05)	14.07	(14.30)	460,526	1.10		1.94		28
01/31/20	14.07	0.32	(0.26)	0.06	(0.01)	—	—	(0.01)	14.12	0.44	425,811	1.11		2.26		36
01/31/21	14.12	0.24	(0.34)	0.10	(0.31)	—	—	(0.31)	13.71	(0.58)	426,980	1.12	(2)	1.88	(2)	163
07/31/21@	13.71	0.22	1.30	1.52	—	—	—	—	15.23	11.09	442,498	1.08	†(2)	2.93	†(2)	21

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20	01/21(2)	07/21†@(2)
SA PIMCO RAE International Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA PIMCO RAE International Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA PIMCO RAE International Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21	07/21†@
SA PIMCO RAE International Value Class 1	0.00%	0.05%
SA PIMCO RAE International Value Class 2	0.00	0.05
SA PIMCO RAE International Value Class 3	0.00	0.05

See Notes to Financial Statements

673

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA PIMCO VCP Tactical Balanced Portfolio — Class 1
09/26/16#- 01/31/17	$11.08	$0.00	$0.21	$0.21	$—	$—	$—	$—	$11.29	1.90%	$102	0.91	%†	0.06	%†	150%
01/31/18	11.29	0.08	2.05	2.13	(0.03)	—	(0.60)	(0.63)	12.79	19.25	121	0.89		0.66		458
01/31/19	12.79	0.17	(0.92)	(0.75)	(0.38)	—	(1.74)	(2.12)	9.92	(6.13)	114	0.90		1.44		292
01/31/20	9.92	0.16	1.22	1.38	—	—	(0.06)	(0.06)	11.24	13.92	130	1.15	(2)	1.52	(2)	539
01/31/21	11.24	0.02	0.90	0.92	(0.08)	—	(0.67)	(0.75)	11.41	8.40	141	0.95	(2)	0.16	(2)	599
07/31/21@	11.41	(0.01)	0.81	0.80	—		—	—	12.21	7.01	151	0.89	†	(0.22	)†	47

SA PIMCO VCP Tactical Balanced Portfolio — Class 3
01/31/17	10.09	(0.01)	1.20	1.19	—	—	—	—	11.28	11.79	1,069,950	1.16	(1)	(0.12	)(1)	150
01/31/18	11.28	0.05	2.04	2.09	(0.02)	—	(0.60)	(0.62)	12.75	18.91	1,364,617	1.14	(1)	0.41	(1)	458
01/31/19	12.75	0.14	(0.91)	(0.77)	(0.35)	—	(1.74)	(2.09)	9.89	(6.30)	1,238,685	1.15		1.18		292
01/31/20	9.89	0.13	1.21	1.34	—	—	(0.06)	(0.06)	11.17	13.56	1,317,587	1.40	(2)	1.27	(2)	539
01/31/21	11.17	(0.01)	0.90	0.89	(0.05)	—	(0.67)	(0.72)	11.34	8.18	1,298,110	1.20	(2)	(0.09	)(2)	599
07/31/21@	11.34	(0.03)	0.81	0.78	—		—	—	12.12	6.88	1,328,594	1.14	†	(0.47	)†	47

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17	01/18
SA PIMCO VCP Tactical Balanced Class 3	(0.01)%	(0.00)%

(2)	Includes the effect of interest expenses paid related to reverse repurchase agreements (based on average net assets)

Portfolio	01/20	01/21
SA PIMCO VCP Tactical Balanced Class 1 . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .	0.25%	0.05%
SA PIMCO VCP Tactical Balanced Class 3 . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .	0.25	0.05

See Notes to Financial Statements

674

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/17	$5.11	$0.37	$0.76	$1.13	$(0.39)	$—	$—	$(0.39)	$5.85	22.47%	$294,382	0.64%		6.67%		108%
01/31/18	5.85	0.35	0.13	0.48	(0.55)	—	—	(0.55)	5.78	8.30	188,572	0.65		5.75		99
01/31/19	5.78	0.33	(0.32)	0.01	(0.40)	—	—	(0.40)	5.39	0.14	172,043	0.67		5.91		74
01/31/20	5.39	0.33	0.20	0.53	(0.44)	—	—	(0.44)	5.48	9.96	132,092	0.68		5.80		71
01/31/21	5.48	0.29	0.13	0.42	(0.34)	—	—	(0.34)	5.56	7.87	141,393	0.69		5.29		74
07/31/21@	5.56	0.14	0.07	0.21	—	—	—	—	5.77	3.78	143,932	0.68	†	4.79	†	38

SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/17	5.10	0.36	0.77	1.13	(0.38)	—	—	(0.38)	5.85	22.51	10,121	0.79		6.51		108
01/31/18	5.85	0.33	0.13	0.46	(0.54)	—	—	(0.54)	5.77	7.94	9,398	0.80		5.54		99
01/31/19	5.77	0.33	(0.33)	(0.00)	(0.39)	—	—	(0.39)	5.38	(0.05)	7,944	0.82		5.75		74
01/31/20	5.38	0.32	0.21	0.53	(0.43)	—	—	(0.43)	5.48	9.98	7,674	0.84		5.62		71
01/31/21	5.48	0.28	0.13	0.41	(0.33)	—	—	(0.33)	5.56	7.69	7,120	0.84		5.15		74
07/31/21@	5.56	0.13	0.08	0.21	—	—	—	—	5.77	3.78	6,924	0.83	†	4.64	†	38

SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/17	5.08	0.36	0.74	1.10	(0.37)	—	—	(0.37)	5.81	22.08	184,479	0.88		6.42		108
01/31/18	5.81	0.32	0.15	0.47	(0.54)	—	—	(0.54)	5.74	8.05	179,644	0.90		5.45		99
01/31/19	5.74	0.32	(0.33)	(0.01)	(0.38)	—	—	(0.38)	5.35	(0.15)	153,660	0.92		5.65		74
01/31/20	5.35	0.31	0.20	0.51	(0.42)	—	—	(0.42)	5.44	9.74	149,856	0.94		5.52		71
01/31/21	5.44	0.27	0.14	0.41	(0.33)	—	—	(0.33)	5.52	7.64	148,051	0.94		5.04		74
07/31/21@	5.52	0.13	0.07	0.20	—	—	—	—	5.72	3.62	149,458	0.93	†	4.54	†	38

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited

See Notes to Financial Statements

675

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(2)		Ratio of net investment income (loss) to average net assets(2)		Portfolio turnover

SA Putnam International Growth and Income Portfolio — Class 1
01/31/17	$8.72	$0.19	$0.62	$0.81	$(0.17)	$—	$—	$(0.17)	$9.36	9.34%	$193,538	0.94	%(1)	2.12	%(1)	24%
01/31/18	9.36	0.22	2.37	2.59	(0.16)	—	—	(0.16)	11.79	27.84	185,609	0.95	(1)	2.10	(1)	14
01/31/19	11.79	0.27	(2.27)	(2.00)	(0.34)	—	—	(0.34)	9.45	(17.07)	132,405	0.99	(1)	2.55	(1)	21
01/31/20	9.45	0.27	0.68	0.95	(0.26)	—	(0.44)	(0.70)	9.70	9.95	139,085	1.00	(1)	2.72	(1)	17
01/31/21	9.70	0.19	0.40	0.59	(0.22)	—	(0.02)	(0.24)	10.05	6.22	166,889	0.99		2.17		15
07/31/21@	10.05	0.15	1.23	1.38	—		—	—	11.43	13.73	199,894	0.96	†	2.80	†	16

SA Putnam International Growth and Income Portfolio — Class 2
01/31/17	8.75	0.18	0.63	0.81	(0.15)	—	—	(0.15)	9.41	9.34	5,764	1.09	(1)	1.98	(1)	24
01/31/18	9.41	0.21	2.37	2.58	(0.15)	—	—	(0.15)	11.84	27.50	6,383	1.10	(1)	1.99	(1)	14
01/31/19	11.84	0.26	(2.28)	(2.02)	(0.32)	—	—	(0.32)	9.50	(17.16)	4,517	1.14	(1)	2.43	(1)	21
01/31/20	9.50	0.26	0.67	0.93	(0.24)	—	(0.44)	(0.68)	9.75	9.70	4,361	1.15	(1)	2.61	(1)	17
01/31/21	9.75	0.18	0.40	0.58	(0.20)	—	(0.02)	(0.22)	10.11	6.11	4,340	1.14		2.07		15
07/31/21@	10.11	0.15	1.23	1.38	—		—	—	11.49	13.65	4,707	1.11	†	2.70	†	16

SA Putnam International Growth and Income Portfolio — Class 3
01/31/17	8.73	0.17	0.62	0.79	(0.14)	—	—	(0.14)	9.38	9.14	141,664	1.19	(1)	1.87	(1)	24
01/31/18	9.38	0.20	2.37	2.57	(0.14)	—	—	(0.14)	11.81	27.46	145,565	1.20	(1)	1.90	(1)	14
01/31/19	11.81	0.24	(2.27)	(2.03)	(0.30)	—	—	(0.30)	9.48	(17.22)	109,696	1.24	(1)	2.30	(1)	21
01/31/20	9.48	0.25	0.67	0.92	(0.23)	—	(0.44)	(0.67)	9.73	9.60	103,878	1.25	(1)	2.53	(1)	17
01/31/21	9.73	0.17	0.39	0.56	(0.19)	—	(0.02)	(0.21)	10.08	5.92	104,545	1.24		1.95		15
07/31/21@	10.08	0.15	1.22	1.37	—		—	—	11.45	13.59	113,288	1.21	†	2.59	†	16

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17	01/18	01/19	01/20
SA Putnam International Growth and Income Class 1	0.00%	0.00%	0.00%	0.00%
SA Putnam International Growth and Income Class 2	0.00	0.00	0.00	0.00
SA Putnam International Growth and Income Class 3	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17(1)	01/18(1)	01/19(1)	01/20(1)	01/21	07/21†@
SA Putnam International Growth and Income Class 1	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
SA Putnam International Growth and Income Class 2	0.05	0.05	0.05	0.05	0.05	0.05
SA Putnam International Growth and Income Class 3	0.05	0.05	0.05	0.05	0.05	0.05

See Notes to Financial Statements

676

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Schroders VCP Global Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$10.85	$0.03	$0.19	$0.22	$—	$—	$(0.16)	$(0.16)	$10.91	1.97%		$102	0.90	%†	0.82	%†	110%
01/31/18	10.91	0.15	1.57	1.72	—	—	(0.13)	(0.13)	12.50	15.82		118	0.90		1.31		108
01/31/19	12.50	0.23	(1.06)	(0.83)	(0.32)	—	(0.90)	(1.22)	10.45	(6.75	)(2)	183	0.90		2.07		85
01/31/20	10.45	0.22	1.17	1.39	(0.18)	—	(0.25)	(0.43)	11.41	13.28		175	0.90		1.96		104
01/31/21	11.41	0.08	(0.14)	(0.06)	(0.02)	—	(0.17)	(0.19)	11.16	(0.49)		196	0.90		0.76		143
07/31/21@	11.16	0.05	1.12	1.17	—	—	—	—	12.33	10.48		218	0.90	†	0.84	†	51

SA Schroders VCP Global Allocation Portfolio — Class 3
01/31/17	10.15	0.05	0.86	0.91	—	—	(0.16)	(0.16)	10.90	8.95		407,509	1.15		0.46		110
01/31/18	10.90	0.12	1.56	1.68	—	—	(0.13)	(0.13)	12.45	15.46		625,739	1.15		1.08		108
01/31/19	12.45	0.20	(1.05)	(0.85)	(0.24)	—	(0.90)	(1.14)	10.46	(6.91	)(2)	578,418	1.15		1.75		85
01/31/20	10.46	0.19	1.18	1.37	(0.16)	—	(0.25)	(0.41)	11.42	13.00		635,330	1.15		1.71		104
01/31/21	11.42	0.06	(0.16)	(0.10)	(0.01)	—	(0.17)	(0.18)	11.14	(0.79)		603,482	1.15		0.52		143
07/31/21@	11.14	0.03	1.13	1.16	—	—	—	—	12.30	10.41		625,565	1.15	†	0.59	†	51

SA Small Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.08	1.71	1.79	(0.07)	—	(0.07)	(0.14)	11.65	17.94		169,759	0.45	†	0.76	†	14
01/31/19	11.65	0.07	(0.60)	(0.53)	(0.08)	—	(0.41)	(0.49)	10.63	(4.19)		225,538	0.45		0.65		21
01/31/20	10.63	0.08	0.83	0.91	—	—	—	—	11.54	8.56		219,182	0.45		0.75		25
01/31/21	11.54	0.07	3.21	3.28	(0.09)	—	(0.44)	(0.53)	14.29	29.37		293,574	0.45		0.62		19
07/31/21@	14.29	0.04	1.03	1.07	—	—	—	—	15.36	7.49		294,361	0.45	†	0.54	†	17

SA Small Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.04	1.72	1.76	(0.05)	—	(0.07)	(0.12)	11.64	17.61		335	0.70	†	0.40	†	14
01/31/19	11.64	0.05	(0.61)	(0.56)	(0.05)	—	(0.41)	(0.46)	10.62	(4.44)		2,705	0.70		0.41		21
01/31/20	10.62	0.05	0.83	0.88	—	—	—	—	11.50	8.29		9,217	0.70		0.49		25
01/31/21	11.50	0.04	3.21	3.25	(0.08)	—	(0.44)	(0.52)	14.23	29.20		21,153	0.70		0.34		19
07/31/21@	14.23	0.02	1.02	1.04	—	—	—	—	15.27	7.31		35,973	0.70	†	0.28	†	17

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17		01/18		01/19	01/20	01/21	07/21†@
SA Schroders VCP Global Index Allocation Class 1	0.04	%†	0.00%		0.01%	(0.01)%	0.05%	(0.01)%
SA Schroders VCP Global Index Allocation Class 3	0.09		0.00		0.00	(0.01)	0.05	(0.00)
SA Small Cap Index Class 1	—		0.11	†	0.01	0.04	(0.01)	(0.02)
SA Small Cap Index Class 3	—		0.25	†	0.00	0.06	(0.01)	(0.02)
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

677

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
10/06/17#- 01/31/18	$10.00	$0.02	$0.73	$0.75	$(0.03)	$—	$—	$(0.03)	$10.72	7.56%		$111	0.81	%†(1)	0.69	%†(1)	13%
01/31/19	10.72	0.16	(0.48)	(0.32)	(0.12)	—	(0.04)	(0.16)	10.24	(2.93	)(3)	185	0.81	(1)	1.60	(1)	38
01/31/20	10.24	0.14	1.55	1.69	(0.12)	—	(0.08)	(0.20)	11.73	16.49		318	0.81	(1)	1.32	(1)	41
01/31/21	11.73	0.10	1.81	1.91	(0.10)	—	(0.08)	(0.18)	13.46	16.24		364	0.81	(1)	0.87	(1)	41
07/31/21@	13.46	0.06	1.69	1.75	—	—	—	—	15.21	13.00		400	0.81	†(1)	0.81	†(1)	20

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.74	0.75	(0.03)	—	—	(0.03)	10.72	7.51		20,758	1.06	†(1)	0.44	†(1)	13
01/31/19	10.72	0.12	(0.47)	(0.35)	(0.07)	—	(0.04)	(0.11)	10.26	(3.20	)(3)	119,468	1.06	(1)	1.28	(1)	38
01/31/20	10.26	0.12	1.55	1.67	(0.10)	—	(0.08)	(0.18)	11.75	16.24		242,874	1.06	(1)	1.06	(1)	41
01/31/21	11.75	0.07	1.80	1.87	(0.07)	—	(0.08)	(0.15)	13.47	15.91		402,775	1.06	(1)	0.60	(1)	41
07/31/21@	13.47	0.04	1.69	1.73	—	—	—	—	15.20	12.84		567,085	1.06	†(1)	0.55	†(1)	20

SA T. Rowe Price VCP Balanced Portfolio — Class 1
09/26/16#- 01/31/17	10.68	0.03	0.25	0.28	(0.04)	—	—	(0.04)	10.92	2.65		103	0.90	†(1)	0.82	†(1)	45
01/31/18	10.92	0.15	2.25	2.40	(0.01)	—	(0.04)	(0.05)	13.27	22.00		125	0.88	(1)(2)	1.24	(1)(2)	50
01/31/19	13.27	0.22	(0.95)	(0.73)	(0.34)	(0.03)	(0.85)	(1.22)	11.32	(5.37)		184	0.82		1.79		56
01/31/20	11.32	0.21	1.49	1.70	(0.20)	—	(0.39)	(0.59)	12.43	15.03		89	0.81		1.70		54
01/31/21	12.43	0.14	0.96	1.10	(0.02)	—	(0.29)	(0.31)	13.22	8.92		96	0.80		1.11		66
07/31/21@	13.22	0.07	1.19	1.26	—	—	—	—	14.48	9.53		105	0.80	†	1.05	†	28

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/31/17	10.08	0.07	0.80	0.87	(0.04)	—	—	(0.04)	10.91	8.62		686,255	1.15	(1)	0.67	(1)	45
01/31/18	10.91	0.11	2.25	2.36	(0.00)	—	(0.04)	(0.04)	13.23	21.69		1,268,730	1.12	(1)(2)	0.96	(1)(2)	50
01/31/19	13.23	0.19	(0.93)	(0.74)	(0.27)	(0.03)	(0.85)	(1.15)	11.34	(5.55)		1,382,587	1.07		1.54		56
01/31/20	11.34	0.17	1.49	1.66	(0.17)	—	(0.39)	(0.56)	12.44	14.68		1,619,324	1.06		1.41		54
01/31/21	12.44	0.11	0.95	1.06	(0.01)	—	(0.29)	(0.30)	13.20	8.64		1,664,250	1.05		0.87		66
07/31/21@	13.20	0.06	1.18	1.24	—	—	—	—	14.44	9.39		1,781,570	1.04	†	0.81	†	28

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17		01/18		01/19	01/20	01/21	07/21†@
SA T. Rowe Price Asset Allocation Growth Class 1	—%		2.32	%†	0.49%	0.14%	(0.02)%	(0.05)%
SA T. Rowe Price Asset Allocation Growth Class 3	—		2.36	†	0.46	0.14	(0.03)	(0.05)
SA T. Rowe Price VCP Balanced Class 1	0.02	†	(0.05)		—	—	—	—
SA T. Rowe Price VCP Balanced Class 3	0.12		(0.04)		—	—	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18(1)
SA T. Rowe Price VCP Balanced Class 1	0.00%
SA T. Rowe Price VCP Balanced Class 3	0.00

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

678

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA VCP Dynamic Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$12.20	$0.13	$0.11	$0.24	$—	$—	$—	$—	$12.44	1.97%	$102	0.21	%†	3.16	%†	20%
01/31/18	12.44	0.27	2.63	2.90	(0.16)	—	(0.29)	(0.45)	14.89	23.63	162	0.21		1.97		18
01/31/19	14.89	0.40	(1.26)	(0.86)	(0.58)	—	(1.58)	(2.16)	11.87	(5.68)	196	0.22		2.95		18
01/31/20	11.87	0.18	1.57	1.75	—	—	(0.50)	(0.50)	13.12	14.92	220	0.22		1.41		12
01/31/21	13.12	0.20	1.41	1.61	(0.20)	—	(0.75)	(0.95)	13.78	12.53	284	0.22		1.53		17
07/31/21@	13.78	—	1.10	1.10	—	—	—	—	14.88	7.98	440	0.21	†	(0.05	)†	7

SA VCP Dynamic Allocation Portfolio — Class 3
01/31/17	11.42	0.12	1.07	1.19	(0.18)	—	—	(0.18)	12.43	10.43	11,332,141	0.47		1.01		20
01/31/18	12.43	0.16	2.70	2.86	(0.15)	—	(0.29)	(0.44)	14.85	23.30	13,064,674	0.46		1.17		18
01/31/19	14.85	0.21	(1.09)	(0.88)	(0.49)	—	(1.58)	(2.07)	11.90	(5.87)	11,353,807	0.47		1.56		18
01/31/20	11.90	0.13	1.58	1.71	—	—	(0.50)	(0.50)	13.11	14.55	11,697,671	0.47		1.05		12
01/31/21	13.11	0.15	1.42	1.57	(0.16)	—	(0.75)	(0.91)	13.77	12.26	11,751,233	0.47		1.11		17
07/31/21@	13.77	(0.02)	1.10	1.08	—	—	—	—	14.85	7.84	12,002,867	0.46	†	(0.30	)†	7

SA VCP Dynamic Strategy Portfolio — Class 1
09/26/16#- 01/31/17	12.22	0.10	0.21	0.31	—	—	—	—	12.53	2.54	103	0.22	†	2.32	†	14
01/31/18	12.53	0.28	2.43	2.71	(0.16)	—	(0.28)	(0.44)	14.80	21.90	160	0.22		2.04		20
01/31/19	14.80	0.27	(1.16)	(0.89)	(0.61)	—	(1.27)	(1.88)	12.03	(5.98)	196	0.23		2.00		18
01/31/20	12.03	0.17	1.46	1.63	—	—	(0.43)	(0.43)	13.23	13.65	219	0.23		1.35		13
01/31/21	13.23	0.13	1.21	1.34	(0.20)	—	(0.58)	(0.78)	13.79	10.32	200	0.23		0.95		17
07/31/21@	13.79	—	1.18	1.18 (2)	—	—	—	—	14.97	8.56	751	0.22	†	(0.06	)†	18	(3)

SA VCP Dynamic Strategy Portfolio — Class 3
01/31/17	11.50	0.12	1.06	1.18	(0.17)	—	—	(0.17)	12.51	10.32	6,148,291	0.47		0.98		14
01/31/18	12.51	0.16	2.52	2.68	(0.15)	—	(0.28)	(0.43)	14.76	21.67	6,971,863	0.47		1.15		20
01/31/19	14.76	0.20	(1.11)	(0.91)	(0.51)	—	(1.27)	(1.78)	12.07	(6.11)	5,999,288	0.48		1.48		18
01/31/20	12.07	0.12	1.47	1.59	—	—	(0.43)	(0.43)	13.23	13.27	6,121,428	0.48		0.96		13
01/31/21	13.23	0.14	1.16	1.30	(0.16)	—	(0.58)	(0.74)	13.79	10.03	6,048,220	0.48		1.07		17
07/31/21@	13.79	(0.02)	1.18	1.16 (2)	—	—	—	—	14.95	8.41	7,724,254	0.47	†	(0.32	)†	18	(3)

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17		01/18	01/19	01/20	01/21	07/21†@
SA VCP Dynamic Allocation Class 1	0.01	%†	0.01%	0.01%	0.01%	0.01%	0.00%
SA VCP Dynamic Allocation Class 3	0.00		0.01	0.01	0.01	0.01	0.00
SA VCP Dynamic Strategy Class 1	0.01	†	0.01	0.01	0.00	0.00	0.00
SA VCP Dynamic Strategy Class 3	0.01		0.01	0.01	0.00	0.00	0.00

(2)	Includes the effect of a merger.
(3)	Excludes purchases/sales due to merger.

See Notes to Financial Statements

679

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA VCP Index Allocation Portfolio — Class 1
10/06/17#- 01/31/18	$10.00	$0.03	$0.91	$0.94	$(0.04)	$—	$(0.01)	$(0.05)	$10.89	9.46%	$109	0.28	%†(2)	0.79	%†(2)	2%
01/31/19	10.89	0.23	(0.92)	(0.69)	(0.31)	—	(0.02)	(0.33)	9.87	(6.12)	103	0.28	(2)	2.21	(2)	20
01/31/20	9.87	0.02	1.49	1.51	(0.03)	—	(0.07)	(0.10)	11.28	15.25	118	0.28	(2)	0.17	(2)	13
01/31/21	11.28	0.16	0.75	0.91	(0.15)	—	(0.18)	(0.33)	11.86	8.15	212	0.27	(2)	1.46	(2)	27
07/31/21@	11.86	(0.01)	1.20	1.19	—	—	—	—	13.05	10.03	367	0.24	†	(0.23	)†	13

SA VCP Index Allocation Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.02	0.91	0.93	(0.03)	—	(0.01)	(0.04)	10.89	9.40	24,048	0.53	†(2)	0.78	†(2)	2
01/31/19	10.89	0.37	(1.08)	(0.71)	(0.26)	—	(0.02)	(0.28)	9.90	(6.32)	226,269	0.53	(2)	3.90	(2)	20
01/31/20	9.90	(0.01)	1.50	1.49	(0.01)	—	(0.07)	(0.08)	11.31	14.97	386,386	0.53	(2)	(0.08	)(2)	13
01/31/21	11.31	0.11	0.76	0.87	(0.13)	—	(0.18)	(0.31)	11.87	7.73	439,902	0.52	(2)	0.95	(2)	27
07/31/21@	11.87	(0.03)	1.22	1.19	—	—	—	—	13.06	10.03	508,850	0.49	†	(0.49	)†	13

SA WellsCap Aggressive Growth Portfolio — Class 1
01/31/17	14.52	(0.04)	3.41	3.37	—	—	—	—	17.89	23.21	63,155	0.83	(1)	(0.25	)(1)	75
01/31/18	17.89	(0.09)	5.89	5.80	—	—	—	—	23.69	32.42	75,184	0.84	(1)	(0.44	)(1)	73
01/31/19	23.69	(0.09)	(0.15)	(0.24)	—	—	(3.34)	(3.34)	20.11	(1.16)	83,558	0.83	(1)	(0.42	)(1)	72
01/31/20	20.11	(0.13)	5.56	5.43	—	—	(1.45)	(1.45)	24.09	27.61	96,353	0.84	(1)	(0.58	)(1)	65
01/31/21	24.09	(0.17)	13.32	13.15	—	—	(1.97)	(1.97)	35.27	55.63	141,460	0.79	(1)	(0.62	)(1)	53
07/31/21@	35.27	(0.12)	1.46	1.34	—	—	—	—	36.61	3.80	130,303	0.77	†(1)	(0.69	)†(1)	31

SA WellsCap Aggressive Growth Portfolio — Class 2
01/31/17	14.33	(0.06)	3.35	3.29	—	—	—	—	17.62	22.96	2,970	0.98	(1)	(0.43	)(1)	75
01/31/18	17.62	(0.12)	5.81	5.69	—	—	—	—	23.31	32.29	3,313	0.99	(1)	(0.59	)(1)	73
01/31/19	23.31	(0.13)	(0.15)	(0.28)	—	—	(3.34)	(3.34)	19.69	(1.36)	2,953	0.98	(1)	(0.58	)(1)	72
01/31/20	19.69	(0.16)	5.44	5.28	—	—	(1.45)	(1.45)	23.52	27.44	3,180	0.99	(1)	(0.73	)(1)	65
01/31/21	23.52	(0.21)	13.00	12.79	—	—	(1.97)	(1.97)	34.34	55.44	4,538	0.94	(1)	(0.77	)(1)	53
07/31/21@	34.34	(0.14)	1.41	1.27	—	—	—	—	35.61	3.70	3,819	0.92	†(1)	(0.84	)†(1)	31

SA WellsCap Aggressive Growth Portfolio — Class 3
01/31/17	14.17	(0.08)	3.32	3.24	—	—	—	—	17.41	22.87	26,485	1.08	(1)	(0.53	)(1)	75
01/31/18	17.41	(0.14)	5.73	5.59	—	—	—	—	23.00	32.11	31,441	1.09	(1)	(0.69	)(1)	73
01/31/19	23.00	(0.15)	(0.14)	(0.29)	—	—	(3.34)	(3.34)	19.37	(1.43)	27,979	1.08	(1)	(0.67	)(1)	72
01/31/20	19.37	(0.18)	5.35	5.17	—	—	(1.45)	(1.45)	23.09	27.32	38,514	1.09	(1)	(0.83	)(1)	65
01/31/21	23.09	(0.24)	12.75	12.51	—	—	(1.97)	(1.97)	33.63	55.26	69,440	1.04	(1)	(0.88	)(1)	53
07/31/21@	33.63	(0.15)	1.38	1.23	—	—	—	—	34.86	3.66	100,925	1.02	†(1)	(0.94	)†(1)	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/17	1/18	1/19	1/20	01/21	07/21†@
SA WellsCap Aggressive Growth Class 1	0.02%	0.00%	0.01%	0.00%	0.00%	0.00%
SA WellsCap Aggressive Growth Class 2	0.02	0.00	0.01	0.00	0.00	0.00
SA WellsCap Aggressive Growth Class 3	0.02	0.00	0.01	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21
SA SA VCP Index Allocation Class 1	2.25%	0.10%	(0.02)%	(0.01)%
SA SA VCP Index Allocation Class 3	1.81	0.03	(0.02)	(0.01)

See Notes to Financial Statements

680

SUNAMERICA SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

July 31, 2021 (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the period, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

681

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2021 (unaudited)

At a meeting held on March 17, 2021 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and Franklin Advisers, Inc. (“Franklin” or the “Subadviser”) with respect to the SA Dogs of Wall Street Portfolio, a series of the Trust (the “Portfolio”). In connection with these approvals, the Board also approved certain changes to the Portfolio’s investment goal, investment strategies and techniques, as well as a change of the Portfolio’s name to “SA Franklin Systematic U.S. Large Cap Value Portfolio.”

In connection with the approval of the Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the Agreement. Those factors included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by Franklin;

(3)	the size and structure of the subadvisory and sub-subadvisory fees and any other material payments to Franklin;

(4)	the organizational capability and financial condition of Franklin and its affiliates;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees to be paid by the Adviser to Franklin.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of and amounts retained by SunAmerica; and (c) information regarding Franklin’s compliance and regulatory history. The Board also took into account extensive information from Franklin regarding its services provided to the Trust, which materials the Board reviewed at the Meeting in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica and Franklin in connection with their consideration of approval of the Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services Provided by the Subadviser.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by Franklin. In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to the Subadviser, the Board noted that Franklin would be responsible for providing investment management services on a day-to-day basis. In such role, Franklin would (i) manage the investment and reinvestment of the Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed Franklin’s history, structure and size, and investment experience. The Board considered the personnel of Franklin who would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management’s judgment, Franklin has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of Franklin who would be responsible for providing investment management services to the Portfolio.

682

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2021 (unaudited) — (continued)

The Board also reviewed and considered Franklin’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser or sub-subadviser, as applicable, to the Portfolio. The Board considered Franklin’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on Franklin’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by Franklin and that there was a reasonable basis on which to conclude that Franklin would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees to be paid by SunAmerica and the amount of the management fees that it would retain, noting that there will be no change in the management fee paid by the Portfolio to SAAMCo. The Board determined that these amounts were reasonable in light of the services performed by SunAmerica and Franklin, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board requested information regarding advisory and subadvisory fees received by Franklin, as well as performance data, with respect to any other mutual funds or other accounts managed by Franklin with similar investment objectives and/or strategies to the Portfolio, as applicable. Franklin reported that it does not manage any such similar funds.

The Subadvised Expense Group consists of the Portfolio and two other multi-cap value funds underlying variable insurance products (“VIPs”) with disclosed subadviser agreements, as classified by Broadridge. The Subadvised Expense Universe consists of the Portfolio and all other multi-cap value funds underlying VIPs with disclosed subadviser agreements, excluding outliers.

The performance information included information as of December 31, 2020, from Franklin. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

The Board also considered simulated, back-tested performance of the Portfolio under Franklin’s proposed management and methodology for various periods ended December 31, 2020. The back-tested performance suggested that, if managed by Franklin according to the proposed new investment strategies and techniques, the Portfolio would have outperformed the Russell 1000 Index for the one-, three- and five-year periods and for five of the previous six calendar years. In considering this comparative performance information, however, the Board took into account management’s discussion regarding the simulated performance, including that back-tested performance is hypothetical and does not demonstrate actual performance and that past performance is not necessarily indicative of future results, and acknowledged that actual results of the Portfolio may differ.

The Trustees noted that the expense and performance information as a whole was useful in assessing whether Franklin is proposing to provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board noted that the subadvisory fees paid pursuant to the Agreement are paid by SunAmerica out of its advisory fees. The Board considered that the Agreement also contains breakpoints in the fee schedule; however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Agreement, the Trust does not directly benefit from any reduction in those fee rates. The Trustees also relied on the ability of SunAmerica to negotiate the Agreement and the fees thereunder at arm’s length. The Board determined that the profitability to Franklin in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Agreement.

The Board considered other potential indirect benefits to Franklin as a result of its relationships with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future

683

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2021 (unaudited) — (continued)

mandates. For similar reasons as stated above with respect to Franklin’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to Franklin in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of Agreement.

The Board, including the Independent Trustees, reviewed the terms and conditions of the Agreement, including the duties and responsibilities undertaken by SunAmerica and Franklin as discussed above.

Conclusions.

In reaching its decision to recommend the approval of the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Franklin possesses the capability and resources to perform the duties required of it under the Agreement.

Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

684

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2021 (unaudited) — (continued)

At a meeting held on February 24, 2021, the Board of Trustees (the “Board”), including the Independent Trustees (i.e., the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved a new portfolio implementation agreement (the “New Agreement”) between Pacific Investment Management Company LLC (“PIMCO”), Research Affiliates, LLC (“Research Affiliates”) and Parametric Portfolio Associates LLC (“Parametric” or the “Sub-Subadviser”) with respect to the SA PIMCO RAE International Value Portfolio, a series of the Trust (the “Portfolio”).

The New Agreement was considered as a result of the anticipated organizational change of control of that would result from the anticipated acquisition (the “Transaction”) of Eaton Vance Corp. (“Eaton Vance”), the ultimate parent company of Parametric, by Morgan Stanley Investment Management Inc. (“Morgan Stanley”). The change of control of Eaton Vance will effectively constitute an “assignment,” as that term is defined by Section 2(a)(4) of the 1940 Act. As required by Section 15(a)(4) of the 1940 Act, the current portfolio implementation agreement (the “Current Agreement”) provides for its automatic termination upon its assignment and therefore will terminate upon the completion of the Transaction.

In connection with the approval of the New Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the New Agreement. Those factors included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Sub-Subadviser;

(3)	the size and structure of the sub-subadvisory fees and any other material payments to the Sub-Subadviser;

(4)	the organizational capability and financial condition of the Sub-Subadviser, Morgan Stanley and their affiliates, including with respect to the organizational and financial impacts of the Transaction;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees to be paid by PIMCO to Parametric for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of and the amounts retained by SunAmerica with respect to the Portfolio; and (c) information regarding Parametric’s compliance and regulatory history. The Board also took into account extensive information from Parametric regarding its services provided to the Trust, which materials the Board reviewed at its October 7, 2020 meeting (the “October Meeting”) in connection with its consideration of the approval of the Current Agreement.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica, PIMCO, Research Affiliates and Parametric in connection with their consideration of approval of the New Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

At the October Meeting, the Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the performance of the Sub-Subadviser with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services Provided by the Sub-Subadviser.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by Parametric. In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to Parametric, the Board noted that the services currently provided by Parametric for the Portfolio will not change under the New Agreement. The Board further noted that Parametric would continue to be responsible for providing investment management

685

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2021 (unaudited) — (continued)

services on a day-to-day basis. In such role, Parametric will assist PIMCO and Research Affiliates with effecting all portfolio transactions on behalf of the Portfolio, subject to the direct supervision of Research Affiliates and the ultimate supervision of PIMCO. The Board considered that, to the extent that PIMCO may delegate certain of its duties to Parametric pursuant to the New Agreement, any such delegation by PIMCO will in no way relieve PIMCO of its duties and obligations under the subadvisory agreement between SunAmerica and PIMCO with respect to the Portfolio (the “Subadvisory Agreement”), and all such duties and obligations under the Subadvisory Agreement will remain the sole responsibility of PIMCO as if no such delegation had occurred.

The Board reviewed Parametric’s history, structure and size, and investment experience. The Board was informed that in management’s judgment, Parametric has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of Parametric that would be responsible for providing investment management services to the Portfolio as well as current and projected staffing levels. The Board considered that the personnel of Parametric that would be responsible for advising the Portfolio, including the key personnel that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, will not change as a result of the Transaction. The Board also considered that the investment strategies and techniques utilized by those personnel will not change as a result of the Transaction. The Board noted that the continuity of the Portfolio’s day-to-day investment management and operations is therefore expected to remain intact.

The Board also reviewed and considered Parametric’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to continue to serve as subadviser or sub-subadviser, as applicable, to the Portfolio. The Board considered Parametric’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on Parametric’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by Parametric and that there was a reasonable basis on which to conclude that Parametric would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

At the October Meeting, the Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also considered that the sub-subadvisory fee rates to be paid under the New Agreement are the same as those under the Current Agreement, noting further that there will be no change in the management fee paid by the Portfolio to SunAmerica. The Board determined that these amounts payable to Parametric under the New Agreement were reasonable in light of the services performed by Parametric.

The Board noted that in considering the reasonableness of the sub-subadvisory fees, it had considered expense and performance information during its consideration of the renewal of the Current Agreement at the October Meeting. The Board noted that it had received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also noted that it had considered performance data from management and Parametric with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by Parametric with similar investment objectives and/or strategies, as applicable.

On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board. The Board noted that the expense and performance information as a whole was useful in assessing whether Parametric will provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board considered that the sub-subadvisory fees to be paid pursuant to the New Agreement will be paid by PIMCO and not by the Portfolio. The Board determined that the profitability to Parametric in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the New Agreement.

686

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2021 (unaudited) — (continued)

The Board noted that it had previously received and considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Current Agreement. The Board considered that the New Agreement also contains breakpoints in the fee schedule; however, since PIMCO, and not the Trust, is responsible for the payment of the fees pursuant to the New Agreement, the Trust does not directly benefit from any reduction in those fee rates. The Board also considered other potential indirect benefits to Parametric as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to Parametric’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to Parametric in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of New Agreement.

The Board, including the Independent Trustees, reviewed the terms and conditions of the New Agreement, including the duties and responsibilities undertaken by Parametric as discussed above. The Board also considered that the material terms of the New Agreement are identical to the terms of the Current Agreement.

Conclusions.

In reaching its decision to recommend the approval of the New Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Parametric possesses the capability and resources to perform the duties required of it under the applicable New Agreement.

Further, based upon its review of the New Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the New Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the sub-subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

687

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

July 31, 2021 (unaudited)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Goldman Sachs Multi-Asset Insights Portfolio

(the “Portfolio”)

Supplement dated June 11, 2021

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2021, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Goldman Sachs Multi-Asset Insights Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” references to Christopher Lvoff are deleted and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since
Siwen Wu
Vice President and Portfolio Manager	May 2021

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “ Goldman Sachs Asset Management L.P. (GSAM)” is deleted in its entirety and replaced with the following:

The SA Goldman Sachs Multi-Asset Insights Portfolio is managed by Neill Nuttall and Siwen Wu. Neill Nuttall is a managing director and the chief investment officer in the Multi-Asset Solutions (MAS) Group. Mr. Nuttall first joined GSAM in 2014 as a managing director. Prior to joining the firm, Mr. Nuttall worked for almost 30 years at JPMorgan Asset Management (JPMAM) and its heritage firms, based for 14 years in Hong Kong and subsequently in London. From 2006, Mr. Nuttall served as chief investment officer and head of JPMAM’s Global Multi Asset Group (GMAG) and later as head of Asset Allocation for GMAG. Prior to joining GMAG, Mr. Nuttall served as a managing director and senior strategist with JPMAM’s Currency Group. Siwen Wu, vice president and portfolio manager, has 10 years of industry experience and joined GSAM in 2014. Mr. Wu has been a long-standing member of the MAS team.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-GSM1.1 (6/21)

688

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

July 31, 2021 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration Nos. 002-86188 033-52742

ANCHOR SERIES TRUST

SA PGI Asset Allocation Portfolio

SA Wellington Capital Appreciation Portfolio

SA Wellington Government and Quality Bond Portfolio

SA Wellington Strategic Multi-Asset Portfolio

SUNAMERICA SERIES TRUST

SA Columbia Technology Portfolio

SA WellsCap Aggressive Growth Portfolio

(each, a “Portfolio”)

Supplement to the Summary Prospectuses and Prospectuses of each Portfolio,

as supplemented and amended to date

The Board of Trustees of Anchor Series Trust (“AST”), on behalf of each of the SA PGI Asset Allocation Portfolio, the SA Wellington Capital Appreciation Portfolio, the SA Wellington Government and Quality Bond Portfolio and the SA Wellington Strategic Multi-Asset Portfolio, and the Board of Trustees of SunAmerica Series Trust (“SAST”), on behalf of each of the SA Columbia Technology Portfolio and the SA WellsCap Aggressive Growth Portfolio, (each, a “Target Portfolio”), have each determined that it is in the best interests of each of its respective Target Portfolios to reorganize into an existing series (each, an “Existing Acquiring Portfolio”) or a shell series (each, a “Shell Acquiring Portfolio”) of SAST, as shown in the table below. Each Shell Acquiring Portfolio in the table below will have the same investment objectives, strategies and policies as the Target Portfolio of the same name. Each proposed transaction is referred to as a “Reorganization” and each Shell Acquiring Portfolio and Existing Acquiring Portfolio is referred to as an “Acquiring Portfolio.”

Target Portfolios	Acquiring Portfolios
SA Columbia Technology Portfolio, a series of SAST	SA Wellington Capital Appreciation Portfolio, a Shell Acquiring Portfolio of SAST
SA Wellington Capital Appreciation Portfolio, a series of AST	SA Wellington Capital Appreciation Portfolio, a Shell Acquiring Portfolio of SAST
SA PGI Asset Allocation Portfolio, a series of AST	SA JPMorgan Diversified Balanced Portfolio, an Existing Acquiring Portfolio of SAST
SA Wellington Government and Quality Bond Portfolio, a series of AST	SA Wellington Government and Quality Bond Portfolio, a Shell Acquiring Portfolio of SAST
SA Wellington Strategic Multi-Asset Portfolio, a series of AST	SA Wellington Strategic Multi-Asset Portfolio, a Shell Acquiring Portfolio of SAST
SA WellsCap Aggressive Growth Portfolio, a series of SAST	SA JPMorgan Mid-Cap Growth Portfolio, an Existing Acquiring Portfolio of SAST

In each Reorganization, all of the Target Portfolio’s assets and liabilities would be transferred to the respective Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. If the Reorganization is completed, shareholders of the Target Portfolio will receive shares of the respective Acquiring Portfolio, the total value of which will be equal to the total value of their shares of the Target Portfolio on the date of the Reorganization, after which the Target Portfolio will cease operations.

Each Target Portfolio expects to convene a special meeting of its shareholders on or about October 27, 2021 to vote on the approval of its Reorganization. Shareholders of record of each Target Portfolio as of August 3, 2021 (the “Record Date”), are entitled to notice of and to vote at the special meeting, and they will receive proxy materials describing the relevant Reorganization. The Reorganization of the SA Columbia Technology Portfolio is contingent upon the Reorganization of the SA Wellington Capital Appreciation Portfolio. No other Reorganization of a Target Portfolio is contingent upon the Reorganization of any other Target Portfolio.

689

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

July 31, 2021 (unaudited) — (continued)

Until a Reorganization is completed, each Target Portfolio will continue sales and redemptions of its shares as described in its Prospectus. However, holders of shares purchased after the Record Date set for each special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Date: June 24, 2021

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ASC3179IN1.5 (6/21)

690

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

691

Item 2.    Code of Ethics.

Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable.

Item 4.    Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 13.    Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 8, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: October 8, 2021